UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09729
Name of Fund:
iShares Trust
Fund Address:  c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105
Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE  19801

Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
7/31/2025
Date of reporting period:
1/31/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares Breakthrough Environmental Solutions ETF
ETEC | NASDAQ
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Breakthrough Environmental Solutions ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Breakthrough Environmental Solutions ETF	$23	0.47%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	(7.15)%	(2.11)%	(10.82)%
MSCI All Country World Index	7.37	20.72	21.31
Morningstar® Global Emerging Green Technologies Select Index℠	(6.76)	(2.08)	(10.28)
Key Fund statistics
Net Assets	$3,085,637
Number of Portfolio Holdings	51
Portfolio Turnover Rate	44%
The inception date of the Fund was March 28, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Semiconductors & Semiconductor Equipment	36.9%
Machinery	21.4%
Automobiles	15.4%
Electrical Equipment	14.9%
Automobile Components	5.5%
Chemicals	4.2%
Independent Power and Renewable Electricity Producers	0.8%
Electronic Equipment, Instruments & Components	0.5%
Commercial Services & Supplies	0.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	32.1%
China	30.1%
Japan	19.7%
Germany	4.6%
Finland	4.2%
Denmark	3.1%
Taiwan	2.5%
South Korea	2.2%
Thailand	0.8%
United Kingdom	0.7%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc., Morningstar, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Breakthrough Environmental Solutions ETF
Semi-Annual Shareholder Report — January 31, 2025
ETEC-01/25-SAR

iShares China Large-Cap ETF
FXI | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares China Large-Cap ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares China Large-Cap ETF	$41	0.72%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	25.52%	49.30%	(2.33)%	(0.31)%
FTSE Emerging All Cap Index	3.35	16.39	4.66	4.68
FTSE China 50 Index	23.97	49.09	(1.77)	0.33
Key Fund statistics
Net Assets	$7,377,618,311
Number of Portfolio Holdings	53
Portfolio Turnover Rate	9%
Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Discretionary	34.7%
Financials	29.7%
Communication Services	17.6%
Information Technology	6.0%
Energy	4.9%
Industrials	1.7%
Health Care	1.7%
Materials	1.5%
Real Estate	0.9%
Consumer Staples	0.9%
Utilities	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Alibaba Group Holding Ltd.	9.7%
Tencent Holdings Ltd.	8.7%
Meituan, Class B	7.9%
Xiaomi Corp., Class B	6.0%
China Construction Bank Corp., Class H	5.9%
Industrial & Commercial Bank of China Ltd., Class H	4.8%
JD.com Inc., Class A	4.7%
Bank of China Ltd., Class H	4.1%
Trip.com Group Ltd.	4.0%
BYD Co. Ltd., Class H	3.8%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares China Large-Cap ETF
Semi-Annual Shareholder Report — January 31, 2025
FXI-01/25-SAR

iShares Core MSCI EAFE ETF
IEFA | Cboe BZX Exchange
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Core MSCI EAFE ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI EAFE ETF	$4	0.07%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(0.03)%	9.11%	5.95%	5.83%
MSCI ACWI ex USA Index	1.52	10.89	5.50	5.23
MSCI EAFE IMI Index	0.55	8.44	5.86	5.69
Key Fund statistics
Net Assets	$123,363,376,671
Number of Portfolio Holdings	2,685
Portfolio Turnover Rate	1%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	21.0%
Industrials	18.4%
Health Care	11.8%
Consumer Discretionary	11.5%
Information Technology	8.9%
Consumer Staples	7.6%
Materials	6.4%
Communication Services	4.8%
Energy	3.4%
Real Estate	3.2%
Utilities	3.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	24.3%
United Kingdom	14.7%
France	10.3%
Switzerland	9.1%
Germany	8.8%
Australia	7.7%
Netherlands	4.2%
Sweden	4.0%
Italy	2.9%
Spain	2.7%
Other#	11.3%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core MSCI EAFE ETF
Semi-Annual Shareholder Report — January 31, 2025
IEFA-01/25-SAR

iShares Core MSCI Europe ETF
IEUR | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Core MSCI Europe ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI Europe ETF	$5	0.10%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(0.38)%	9.22%	6.58%	5.89%
MSCI ACWI ex USA Index	1.52	10.89	5.50	5.23
MSCI Europe IMI	0.22	8.63	6.45	5.71
Key Fund statistics
Net Assets	$4,134,705,764
Number of Portfolio Holdings	998
Portfolio Turnover Rate	2%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	20.4%
Industrials	18.2%
Health Care	14.5%
Consumer Discretionary	9.9%
Consumer Staples	9.2%
Information Technology	7.8%
Materials	5.9%
Energy	4.6%
Communication Services	4.1%
Utilities	3.7%
Real Estate	1.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United Kingdom	23.5%
France	16.4%
Switzerland	14.5%
Germany	13.9%
Netherlands	6.7%
Sweden	6.3%
Italy	4.6%
Spain	4.2%
Denmark	4.1%
Finland	1.6%
Other#	4.2%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core MSCI Europe ETF
Semi-Annual Shareholder Report — January 31, 2025
IEUR-01/25-SAR

iShares Core MSCI International Developed Markets ETF
IDEV | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Core MSCI International Developed Markets ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI International Developed Markets ETF	$2	0.04%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	0.76%	10.01%	6.31%	6.56%
MSCI ACWI ex USA Index	1.52	10.89	5.50	5.81
MSCI World ex USA Investable Market Index	1.25	9.23	6.19	6.35
Key Fund statistics
Net Assets	$16,536,646,670
Number of Portfolio Holdings	2,234
Portfolio Turnover Rate	2%
The inception date of the Fund was March 21, 2017.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	22.4%
Industrials	17.7%
Consumer Discretionary	10.6%
Health Care	10.5%
Information Technology	9.1%
Consumer Staples	7.2%
Materials	7.1%
Energy	5.0%
Communication Services	4.4%
Utilities	3.0%
Real Estate	3.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	21.7%
United Kingdom	13.1%
Canada	11.1%
France	9.2%
Switzerland	8.1%
Germany	7.7%
Australia	6.8%
Netherlands	3.7%
Sweden	3.5%
Italy	2.6%
Other#	12.5%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core MSCI International Developed Markets ETF
Semi-Annual Shareholder Report — January 31, 2025
IDEV-01/25-SAR

iShares Core MSCI Pacific ETF
IPAC | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Core MSCI Pacific ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI Pacific ETF	$5	0.09%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(0.25)%	8.05%	4.65%	5.62%
MSCI ACWI ex USA Index	1.52	10.89	5.50	5.23
MSCI Pacific IMI	0.28	7.18	4.71	5.62
Key Fund statistics
Net Assets	$1,979,883,455
Number of Portfolio Holdings	1,413
Portfolio Turnover Rate	2%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	21.9%
Industrials	19.2%
Consumer Discretionary	14.6%
Information Technology	9.9%
Materials	7.5%
Health Care	7.0%
Communication Services	6.1%
Real Estate	5.7%
Consumer Staples	4.9%
Utilities	1.8%
Energy	1.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	68.0%
Australia	21.4%
Hong Kong	5.1%
Singapore	4.8%
New Zealand	0.7%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core MSCI Pacific ETF
Semi-Annual Shareholder Report — January 31, 2025
IPAC-01/25-SAR

iShares Core MSCI Total International Stock ETF
IXUS | NASDAQ
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Core MSCI Total International Stock ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI Total International Stock ETF	$4	0.07%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	0.63%	10.84%	5.49%	5.41%
MSCI ACWI ex USA Index	1.52	10.89	5.50	5.23
MSCI ACWI ex USA IMI	1.05	10.28	5.46	5.31
Key Fund statistics
Net Assets	$38,692,468,605
Number of Portfolio Holdings	4,332
Portfolio Turnover Rate	2%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	22.3%
Industrials	14.9%
Information Technology	13.2%
Consumer Discretionary	11.3%
Health Care	8.7%
Materials	7.0%
Consumer Staples	6.5%
Communication Services	5.7%
Energy	4.7%
Utilities	2.9%
Real Estate	2.8%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	15.3%
United Kingdom	9.3%
Canada	7.9%
China	7.4%
France	6.5%
India	5.8%
Taiwan	5.7%
Switzerland	5.7%
Germany	5.5%
Australia	4.8%
Other#	26.1%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core MSCI Total International Stock ETF
Semi-Annual Shareholder Report — January 31, 2025
IXUS-01/25-SAR

iShares Currency Hedged MSCI ACWI ex U.S. ETF
HAWX | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Currency Hedged MSCI ACWI ex U.S. ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI ACWI ex U.S. ETF	$2(a)	0.03%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	5.45%	18.12%	9.50%	7.80%
MSCI ACWI ex USA Index	1.52	10.89	5.50	4.99
MSCI ACWI ex USA 100% Hedged to USD Index	5.41	18.04	9.47	7.90
Key Fund statistics
Net Assets	$246,082,867
Number of Portfolio Holdings	259
Portfolio Turnover Rate	5%
The inception date of the Fund was June 29, 2015.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.8%
Short-term Investments	0.1%
Other assets less liabilities	0.1%
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Financials	23.9%
Industrials	13.9%
Information Technology	13.5%
Consumer Discretionary	11.2%
Health Care	9.0%
Consumer Staples	6.7%
Materials	6.3%
Communication Services	6.0%
Energy	4.9%
Utilities	2.9%
Real Estate	1.7%
(a)	The underlying fund is iShares MSCI ACWI ex U.S. ETF.
(b)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Currency Hedged MSCI ACWI ex U.S. ETF
Semi-Annual Shareholder Report — January 31, 2025
HAWX-01/25-SAR

iShares Currency Hedged MSCI EAFE ETF
HEFA | Cboe BZX Exchange
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Currency Hedged MSCI EAFE ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI EAFE ETF	$2(a)	0.03%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	5.01%	16.49%	11.17%	9.08%
MSCI ACWI ex USA Index	1.52	10.89	5.50	5.23
MSCI EAFE® 100% Hedged to USD Index	5.59	16.65	11.16	9.21
Key Fund statistics
Net Assets	$5,917,131,978
Number of Portfolio Holdings	179
Portfolio Turnover Rate	6%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.8%
Short-term Investments	1.2%
Other assets less liabilities	(1.0)%
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Financials	22.3%
Industrials	17.6%
Health Care	12.7%
Consumer Discretionary	11.2%
Information Technology	8.9%
Consumer Staples	7.9%
Materials	6.0%
Communication Services	4.9%
Energy	3.5%
Utilities	3.1%
Real Estate	1.9%
(a)	The underlying fund is iShares MSCI EAFE ETF.
(b)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Currency Hedged MSCI EAFE ETF
Semi-Annual Shareholder Report — January 31, 2025
HEFA-01/25-SAR

iShares Currency Hedged MSCI EAFE Small-Cap ETF
HSCZ | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Currency Hedged MSCI EAFE Small-Cap ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI EAFE Small-Cap ETF	$2(a)	0.03%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	3.35%	15.12%	9.07%	8.81%
MSCI ACWI ex USA Index	1.52	10.89	5.50	4.99
MSCI EAFE Small Cap 100% Hedged to USD Index	3.72	15.48	9.22	9.05
Key Fund statistics
Net Assets	$158,486,524
Number of Portfolio Holdings	144
Portfolio Turnover Rate	6%
The inception date of the Fund was June 29, 2015.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.8%
Short-term Investments	0.1%
Forward foreign currency exchange contracts, net cumulative depreciation	(0.3)%
Other assets less liabilities	0.4%
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Industrials	23.4%
Consumer Discretionary	13.3%
Financials	13.1%
Real Estate	11.0%
Information Technology	9.2%
Materials	9.1%
Consumer Staples	5.7%
Health Care	5.7%
Communication Services	4.2%
Energy	3.0%
Utilities	2.3%
(a)	The underlying fund is iShares MSCI EAFE Small-Cap ETF.
(b)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Currency Hedged MSCI EAFE Small-Cap ETF
Semi-Annual Shareholder Report — January 31, 2025
HSCZ-01/25-SAR

iShares Cybersecurity and Tech ETF
IHAK | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Cybersecurity and Tech ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Cybersecurity and Tech ETF	$25	0.47%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	8.68%	10.13%	12.93%	13.84%
MSCI All Country World Index	7.37	20.72	11.04	11.58
NYSE® FactSet® Global Cyber Security Index	9.15	10.56	13.03	13.99
Key Fund statistics
Net Assets	$964,702,490
Number of Portfolio Holdings	39
Portfolio Turnover Rate	11%
The inception date of the Fund was June 11, 2019.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Software	63.9%
IT Services	12.6%
Professional Services	12.0%
Communications Equipment	11.5%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	69.0%
Israel	10.3%
Japan	5.2%
Taiwan	4.3%
Canada	3.2%
Denmark	2.2%
Germany	2.0%
Malaysia	1.3%
India	0.8%
South Korea	0.8%
Other#	0.9%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc., ICE Data Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Cybersecurity and Tech ETF
Semi-Annual Shareholder Report — January 31, 2025
IHAK-01/25-SAR

iShares Energy Storage & Materials ETF
IBAT | NASDAQ
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Energy Storage & Materials ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Energy Storage & Materials ETF	$23	0.47%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	Since Fund Inception
Fund NAV	(7.25)%	(10.51)%
STOXX Global Total Market Index	6.53	15.37
STOXX Global Energy Storage and Materials Index	(6.67)	(9.93)
Key Fund statistics
Net Assets	$6,199,341
Number of Portfolio Holdings	65
Portfolio Turnover Rate	11%
The inception date of the Fund was March 19, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Materials	42.8%
Industrials	36.9%
Information Technology	17.3%
Consumer Discretionary	3.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	27.2%
Japan	26.8%
South Korea	14.8%
France	9.9%
China	7.9%
Germany	6.6%
Switzerland	3.0%
Taiwan	2.8%
Norway	0.2%
Canada	0.2%
Other#	0.6%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by STOXX Ltd. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Energy Storage & Materials ETF
Semi-Annual Shareholder Report — January 31, 2025
IBAT-01/25-SAR

iShares Exponential Technologies ETF
XT | NASDAQ
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Exponential Technologies ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Exponential Technologies ETF	$24	0.46%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	5.18%	9.58%	8.63%	10.60%
MSCI All Country World Index	7.37	20.72	11.04	9.44
Morningstar® Exponential Technologies Index℠	5.70	10.01	9.09	10.96
Key Fund statistics
Net Assets	$3,276,726,576
Number of Portfolio Holdings	204
Portfolio Turnover Rate	29%
The inception date of the Fund was March 19, 2015.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	54.7%
Health Care	15.9%
Industrials	6.1%
Utilities	5.0%
Financials	4.9%
Consumer Discretionary	4.6%
Communication Services	3.6%
Materials	3.3%
Real Estate	1.4%
Consumer Staples	0.5%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	54.6%
China	8.4%
Japan	5.9%
Taiwan	3.8%
Netherlands	3.0%
United Kingdom	2.6%
France	2.6%
Canada	2.6%
Australia	2.5%
Germany	2.2%
Other#	11.8%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc., Morningstar, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Exponential Technologies ETF
Semi-Annual Shareholder Report — January 31, 2025
XT-01/25-SAR

iShares Future Cloud 5G and Tech ETF
IDAT | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Future Cloud 5G and Tech ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Future Cloud 5G and Tech ETF	$25	0.47%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	10.17%	22.79%	9.28%
MSCI All Country World Index	7.37	20.72	7.13
Morningstar® Global Digital Infrastructure & Connectivity Index℠	10.79	23.28	9.53
Key Fund statistics
Net Assets	$8,097,591
Number of Portfolio Holdings	52
Portfolio Turnover Rate	27%
The inception date of the Fund was June 8, 2021.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Semiconductors & Semiconductor Equipment	33.6%
Communications Equipment	13.4%
Technology Hardware, Storage & Peripherals	10.4%
Software	9.7%
Electronic Equipment, Instruments & Components	9.4%
Specialized REITs	6.9%
Diversified Telecommunication Services	6.6%
IT Services	4.2%
Chemicals	2.3%
Electrical Equipment	2.3%
Media	1.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	78.4%
Taiwan	3.5%
Finland	2.7%
Spain	2.4%
Germany	2.4%
Japan	2.4%
Sweden	2.3%
China	2.0%
Italy	1.2%
France	0.7%
Other#	2.0%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc., Morningstar, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Future Cloud 5G and Tech ETF
Semi-Annual Shareholder Report — January 31, 2025
IDAT-01/25-SAR

iShares Genomics Immunology and Healthcare ETF
IDNA | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Genomics Immunology and Healthcare ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Genomics Immunology and Healthcare ETF	$23	0.47%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	(7.83)%	3.58%	(3.31)%	(0.49)%
MSCI All Country World Index	7.37	20.72	11.04	11.58
NYSE® FactSet® Global Genomics and Immuno Biopharma Index	(7.66)	3.38	(3.13)	(0.35)
Key Fund statistics
Net Assets	$123,095,737
Number of Portfolio Holdings	54
Portfolio Turnover Rate	29%
The inception date of the Fund was June 11, 2019.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Biotechnology	69.8%
Pharmaceuticals	27.5%
Life Sciences Tools & Services	2.0%
Chemicals	0.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	60.3%
United Kingdom	9.6%
France	5.5%
China	4.8%
Switzerland	4.7%
Germany	4.5%
Japan	4.4%
Denmark	3.9%
South Korea	1.3%
Canada	1.0%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc., ICE Data Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Genomics Immunology and Healthcare ETF
Semi-Annual Shareholder Report — January 31, 2025
IDNA-01/25-SAR

iShares Global Equity Factor ETF
GLOF | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Global Equity Factor ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Equity Factor ETF	$10	0.20%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	6.24%	19.96%	10.59%	8.35%
S&P Global Broad Market Index	6.70	19.73	10.43	8.69
STOXX Global Equity Factor Index	6.12	19.39	10.71	8.51
Key Fund statistics
Net Assets	$109,986,393
Number of Portfolio Holdings	597
Portfolio Turnover Rate	12%
The inception date of the Fund was April 28, 2015.
The performance of the STOXX Global Equity Factor Index in this report reflects the performance of the MSCI ACWI Diversified Multiple-Factor Index through February 28, 2023 and, beginning on March 1, 2023, the performance of the STOXX Global Equity Factor Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	26.3%
Financials	16.8%
Consumer Discretionary	13.7%
Health Care	9.6%
Industrials	8.0%
Consumer Staples	7.4%
Communication Services	7.1%
Energy	3.4%
Utilities	3.2%
Materials	2.9%
Real Estate	1.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	63.0%
Japan	6.2%
China	3.1%
United Kingdom	2.7%
Canada	2.6%
Switzerland	2.1%
Taiwan	1.9%
Australia	1.8%
France	1.8%
South Korea	1.8%
Other#	13.0%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices, STOXX Ltd., MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Equity Factor ETF
Semi-Annual Shareholder Report — January 31, 2025
GLOF-01/25-SAR

iShares International Equity Factor ETF
INTF | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares International Equity Factor ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Equity Factor ETF	$8	0.15%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	0.68%	10.20%	6.12%	5.01%
S&P Developed ex US Broad Market Index	(2.08)	0.16	(4.22)	(0.01)
STOXX International Equity Factor Index	1.26	9.51	6.17	5.11
Key Fund statistics
Net Assets	$1,274,199,207
Number of Portfolio Holdings	456
Portfolio Turnover Rate	10%
The inception date of the Fund was April 28, 2015.
The performance of the STOXX International Equity Factor Index in this report reflects the performance of the MSCI World ex USA Diversified Multiple-Factor Index through May 31, 2022 and, beginning on June 1, 2022, the performance of the STOXX International Equity Factor Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	23.7%
Industrials	15.9%
Consumer Discretionary	13.7%
Health Care	9.0%
Information Technology	8.6%
Consumer Staples	8.0%
Materials	5.6%
Energy	4.4%
Utilities	4.2%
Communication Services	3.7%
Real Estate	3.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	24.1%
United Kingdom	12.5%
Switzerland	8.7%
France	8.5%
Australia	7.1%
Canada	6.5%
Germany	6.4%
Netherlands	4.6%
Italy	4.0%
Denmark	3.0%
Other#	14.6%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices, STOXX Ltd., MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares International Equity Factor ETF
Semi-Annual Shareholder Report — January 31, 2025
INTF-01/25-SAR

iShares International Small-Cap Equity Factor ETF
ISCF | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares International Small-Cap Equity Factor ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Small-Cap Equity Factor ETF	$12	0.23%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	0.02%	9.45%	4.83%	5.93%
S&P Developed ex US Broad Market Index	(2.08)	0.16	(4.22)	(0.01)
STOXX International Small-Cap Equity Factor Index	0.86	9.08	5.13	6.21
Key Fund statistics
Net Assets	$543,275,834
Number of Portfolio Holdings	1,069
Portfolio Turnover Rate	16%
The inception date of the Fund was April 28, 2015.
The performance of the STOXX International Small-Cap Equity Factor Index in this report reflects the performance of the MSCI World ex USA Small Cap Diversified Multiple-Factor Index through February 28, 2023 and, beginning on March 1, 2023, the performance of the STOXX International Small-Cap Equity Factor Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	19.6%
Consumer Discretionary	15.6%
Financials	14.1%
Information Technology	10.8%
Real Estate	10.0%
Materials	9.3%
Health Care	4.8%
Communication Services	4.4%
Energy	4.1%
Consumer Staples	3.8%
Utilities	3.5%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	25.2%
United Kingdom	13.8%
Canada	9.9%
Australia	7.2%
Switzerland	6.2%
Germany	5.5%
France	5.5%
Sweden	3.8%
Italy	3.7%
Netherlands	2.8%
Other#	16.4%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices, STOXX Ltd., MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares International Small-Cap Equity Factor ETF
Semi-Annual Shareholder Report — January 31, 2025
ISCF-01/25-SAR

iShares MSCI ACWI ETF
ACWI | NASDAQ
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares MSCI ACWI ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI ACWI ETF	$17	0.32%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	7.20%	20.86%	11.04%	9.86%
MSCI All Country World Index	7.37	20.72	11.04	9.77
Key Fund statistics
Net Assets	$19,603,129,393
Number of Portfolio Holdings	2,300
Portfolio Turnover Rate	1%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	24.8%
Financials	17.2%
Consumer Discretionary	11.5%
Industrials	10.3%
Health Care	10.0%
Communication Services	8.6%
Consumer Staples	5.8%
Energy	3.8%
Materials	3.5%
Utilities	2.5%
Real Estate	2.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	66.5%
Japan	4.7%
United Kingdom	3.1%
China	2.7%
Canada	2.7%
France	2.4%
Switzerland	2.1%
Germany	2.0%
Taiwan	1.9%
India	1.8%
Other#	10.1%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI ACWI ETF
Semi-Annual Shareholder Report — January 31, 2025
ACWI-01/25-SAR

iShares MSCI ACWI ex U.S. ETF
ACWX | NASDAQ
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares MSCI ACWI ex U.S. ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI ACWI ex U.S. ETF	$16	0.32%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	0.98%	11.06%	5.28%	5.06%
MSCI ACWI ex USA Index	1.52	10.89	5.50	5.23
Key Fund statistics
Net Assets	$4,924,064,808
Number of Portfolio Holdings	1,775
Portfolio Turnover Rate	2%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	23.9%
Industrials	13.9%
Information Technology	13.5%
Consumer Discretionary	11.2%
Health Care	9.0%
Consumer Staples	6.7%
Materials	6.3%
Communication Services	6.0%
Energy	4.9%
Utilities	2.9%
Real Estate	1.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	14.1%
United Kingdom	9.4%
China	8.1%
Canada	8.0%
France	7.2%
Switzerland	6.2%
Germany	6.0%
Taiwan	5.7%
India	5.4%
Australia	4.6%
Other#	25.3%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI ACWI ex U.S. ETF
Semi-Annual Shareholder Report — January 31, 2025
ACWX-01/25-SAR

iShares MSCI ACWI Low Carbon Target ETF
CRBN | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares MSCI ACWI Low Carbon Target ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI ACWI Low Carbon Target ETF	$10	0.20%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	8.07%	22.40%	11.27%	10.10%
MSCI All Country World Index	7.37	20.72	11.04	9.77
MSCI ACWI Low Carbon Target Index	8.23	22.10	11.14	9.86
Key Fund statistics
Net Assets	$988,756,059
Number of Portfolio Holdings	990
Portfolio Turnover Rate	11%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	25.3%
Financials	19.4%
Consumer Discretionary	10.8%
Health Care	10.2%
Industrials	10.2%
Communication Services	9.6%
Consumer Staples	5.3%
Real Estate	2.9%
Utilities	2.2%
Energy	2.1%
Materials	2.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	66.0%
Japan	4.8%
China	3.2%
Canada	3.1%
United Kingdom	2.7%
France	2.2%
Taiwan	2.0%
Switzerland	1.9%
India	1.8%
Australia	1.5%
Other#	10.8%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI ACWI Low Carbon Target ETF
Semi-Annual Shareholder Report — January 31, 2025
CRBN-01/25-SAR

iShares MSCI All Country Asia ex Japan ETF
AAXJ | NASDAQ
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares MSCI All Country Asia ex Japan ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI All Country Asia ex Japan ETF	$35	0.69%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	2.12%	17.83%	2.65%	3.51%
MSCI Emerging Markets Index	1.50	14.75	3.04	3.76
MSCI AC Asia ex Japan Index	2.91	19.30	3.66	4.36
Key Fund statistics
Net Assets	$2,490,332,447
Number of Portfolio Holdings	946
Portfolio Turnover Rate	5%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	27.3%
Financials	21.8%
Consumer Discretionary	14.4%
Communication Services	10.4%
Industrials	7.3%
Consumer Staples	3.8%
Materials	3.7%
Health Care	3.5%
Energy	3.2%
Utilities	2.5%
Real Estate	2.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	31.9%
Taiwan	22.3%
India	21.0%
South Korea	10.7%
Hong Kong	4.6%
Singapore	4.1%
Indonesia	1.6%
Malaysia	1.6%
Thailand	1.6%
Philippines	0.6%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI All Country Asia ex Japan ETF
Semi-Annual Shareholder Report — January 31, 2025
AAXJ-01/25-SAR

iShares MSCI China A ETF
CNYA | Cboe BZX Exchange
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares MSCI China A ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI China A ETF	$32	0.60%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	9.35%	18.61%	0.72%	3.74%
MSCI Emerging Markets Index	1.50	14.75	3.04	6.08
MSCI China A Inclusion Index	9.91	19.26	1.08	3.22
Key Fund statistics
Net Assets	$263,078,947
Number of Portfolio Holdings	421
Portfolio Turnover Rate	28%
The inception date of the Fund was June 13, 2016.
The performance of the MSCI China A Inclusion Index in this report reflects the performance of the MSCI China A International Index through April 25, 2018 and, beginning on April 26, 2018, the performance of the MSCI China A Inclusion Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	23.3%
Information Technology	16.7%
Industrials	15.7%
Consumer Staples	11.3%
Materials	9.4%
Consumer Discretionary	7.1%
Health Care	6.2%
Utilities	4.7%
Energy	3.4%
Communication Services	1.1%
Real Estate	1.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Kweichow Moutai Co. Ltd., Class A	4.8%
Contemporary Amperex Technology Co. Ltd., Class A	3.0%
China Merchants Bank Co. Ltd., Class A	2.2%
China Yangtze Power Co. Ltd., Class A	1.9%
Ping An Insurance Group Co. of China Ltd., Class A	1.4%
BYD Co. Ltd., Class A	1.3%
Wuliangye Yibin Co. Ltd., Class A	1.3%
Agricultural Bank of China Ltd., Class A	1.2%
Industrial & Commercial Bank of China Ltd., Class A	1.1%
Industrial Bank Co. Ltd., Class A	1.1%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI China A ETF
Semi-Annual Shareholder Report — January 31, 2025
CNYA-01/25-SAR

iShares MSCI EAFE ETF
EFA | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares MSCI EAFE ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE ETF	$16	0.32%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	0.06%	9.04%	6.14%	5.60%
MSCI ACWI ex USA Index	1.52	10.89	5.50	5.23
MSCI EAFE Index	0.78	8.65	6.25	5.69
Key Fund statistics
Net Assets	$55,709,398,571
Number of Portfolio Holdings	731
Portfolio Turnover Rate	2%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	22.3%
Industrials	17.6%
Health Care	12.7%
Consumer Discretionary	11.2%
Information Technology	8.9%
Consumer Staples	7.9%
Materials	6.0%
Communication Services	4.9%
Energy	3.5%
Utilities	3.1%
Real Estate	1.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	22.4%
United Kingdom	14.9%
France	11.4%
Switzerland	9.8%
Germany	9.5%
Australia	7.3%
Netherlands	4.6%
Sweden	3.7%
Italy	2.9%
Spain	2.8%
Other#	10.7%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI EAFE ETF
Semi-Annual Shareholder Report — January 31, 2025
EFA-01/25-SAR

iShares MSCI EAFE Growth ETF
EFG | Cboe BZX Exchange
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares MSCI EAFE Growth ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE Growth ETF	$17	0.34%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(0.81)%	6.51%	4.89%	5.96%
MSCI ACWI ex USA Index	1.52	10.89	5.50	5.23
MSCI EAFE Growth Index	0.03	6.31	5.22	6.27
Key Fund statistics
Net Assets	$16,117,711,638
Number of Portfolio Holdings	366
Portfolio Turnover Rate	10%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	23.8%
Health Care	17.5%
Information Technology	16.1%
Consumer Discretionary	14.7%
Financials	11.1%
Consumer Staples	7.3%
Materials	4.5%
Communication Services	3.8%
Utilities	0.8%
Real Estate	0.3%
Energy	0.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	21.8%
United Kingdom	12.6%
France	12.3%
Switzerland	10.2%
Germany	8.8%
Australia	7.6%
Netherlands	6.4%
Denmark	4.9%
Sweden	4.9%
Hong Kong	1.9%
Other#	8.6%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI EAFE Growth ETF
Semi-Annual Shareholder Report — January 31, 2025
EFG-01/25-SAR

iShares MSCI EAFE Min Vol Factor ETF
EFAV | Cboe BZX Exchange
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares MSCI EAFE Min Vol Factor ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE Min Vol Factor ETF	$10	0.20%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	0.61%	9.19%	2.09%	4.26%
MSCI All Country World Index	7.37	20.72	11.04	9.77
MSCI EAFE Minimum Volatility (USD) Index	1.02	8.66	2.09	4.28
Key Fund statistics
Net Assets	$5,017,328,972
Number of Portfolio Holdings	241
Portfolio Turnover Rate	11%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	17.6%
Health Care	16.7%
Industrials	15.0%
Consumer Staples	12.7%
Communication Services	9.9%
Utilities	8.2%
Information Technology	5.6%
Consumer Discretionary	5.6%
Energy	4.6%
Real Estate	2.2%
Materials	1.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	25.5%
Switzerland	12.6%
United Kingdom	9.8%
France	7.4%
Hong Kong	5.9%
Germany	5.8%
Singapore	5.1%
Netherlands	5.0%
Spain	4.5%
Italy	3.3%
Other#	15.1%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI EAFE Min Vol Factor ETF
Semi-Annual Shareholder Report — January 31, 2025
EFAV-01/25-SAR

iShares MSCI EAFE Small-Cap ETF
SCZ | NASDAQ
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares MSCI EAFE Small-Cap ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE Small-Cap ETF	$20	0.40%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(1.58)%	7.48%	3.38%	5.69%
MSCI ACWI ex USA Index	1.52	10.89	5.50	5.23
MSCI EAFE Small Cap Index	(0.86)	7.09	3.60	5.87
Key Fund statistics
Net Assets	$8,545,034,521
Number of Portfolio Holdings	2,070
Portfolio Turnover Rate	8%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	23.4%
Consumer Discretionary	13.3%
Financials	13.1%
Real Estate	11.0%
Information Technology	9.2%
Materials	9.1%
Health Care	5.7%
Consumer Staples	5.7%
Communication Services	4.2%
Energy	3.0%
Utilities	2.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	36.5%
United Kingdom	13.8%
Australia	10.0%
Sweden	5.5%
Switzerland	4.4%
Germany	3.7%
Israel	3.6%
France	3.5%
Italy	3.2%
Norway	2.2%
Other#	13.6%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI EAFE Small-Cap ETF
Semi-Annual Shareholder Report — January 31, 2025
SCZ-01/25-SAR

iShares MSCI EAFE Value ETF
EFV | Cboe BZX Exchange
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares MSCI EAFE Value ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE Value ETF	$16	0.32%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	0.89%	11.65%	6.78%	4.71%
MSCI ACWI ex USA Index	1.52	10.89	5.50	5.23
MSCI EAFE Value Index	1.54	11.15	6.92	4.86
Key Fund statistics
Net Assets	$20,147,852,993
Number of Portfolio Holdings	453
Portfolio Turnover Rate	10%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	33.3%
Industrials	11.5%
Consumer Staples	8.5%
Health Care	8.0%
Consumer Discretionary	7.8%
Materials	7.4%
Energy	6.8%
Communication Services	6.0%
Utilities	5.3%
Real Estate	3.6%
Information Technology	1.8%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	23.0%
United Kingdom	17.1%
France	10.5%
Germany	10.3%
Switzerland	9.4%
Australia	7.0%
Italy	4.3%
Spain	3.8%
Netherlands	2.9%
Sweden	2.6%
Other#	9.1%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI EAFE Value ETF
Semi-Annual Shareholder Report — January 31, 2025
EFV-01/25-SAR

iShares MSCI Europe Financials ETF
EUFN | NASDAQ
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares MSCI Europe Financials ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Europe Financials ETF	$26	0.49%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	10.31%	29.04%	10.83%	5.98%
MSCI ACWI ex USA Index	1.52	10.89	5.50	5.23
MSCI Europe Financials Index	11.21	28.66	10.94	6.13
Key Fund statistics
Net Assets	$2,005,797,513
Number of Portfolio Holdings	86
Portfolio Turnover Rate	2%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Banks	47.9%
Insurance	28.0%
Capital Markets	17.7%
Financial Services	6.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United Kingdom	24.8%
Switzerland	14.9%
Germany	14.1%
Italy	9.3%
France	8.8%
Spain	8.0%
Netherlands	6.2%
Sweden	5.8%
Finland	2.5%
Belgium	1.5%
Other#	4.1%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Europe Financials ETF
Semi-Annual Shareholder Report — January 31, 2025
EUFN-01/25-SAR

iShares MSCI Europe Small-Cap ETF
IEUS | NASDAQ
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares MSCI Europe Small-Cap ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Europe Small-Cap ETF	$20	0.41%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(4.23)%	6.41%	3.35%	5.81%
MSCI ACWI ex USA Index	1.52	10.89	5.50	5.23
MSCI Europe Small Cap Index	(3.56)	6.08	3.48	5.87
Key Fund statistics
Net Assets	$89,434,026
Number of Portfolio Holdings	866
Portfolio Turnover Rate	9%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	24.6%
Financials	17.3%
Consumer Discretionary	11.3%
Real Estate	9.3%
Information Technology	7.4%
Health Care	6.9%
Materials	6.9%
Communication Services	5.3%
Consumer Staples	4.4%
Energy	4.0%
Utilities	2.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United Kingdom	30.2%
Sweden	12.2%
Switzerland	9.7%
Germany	8.2%
France	7.7%
Italy	6.9%
Norway	4.9%
Denmark	4.1%
Spain	3.9%
Netherlands	3.0%
Other#	9.2%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Europe Small-Cap ETF
Semi-Annual Shareholder Report — January 31, 2025
IEUS-01/25-SAR

iShares MSCI Intl Momentum Factor ETF
IMTM | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares MSCI Intl Momentum Factor ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Intl Momentum Factor ETF	$15	0.30%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	0.58%	14.36%	7.43%	6.82%
MSCI ACWI ex USA Index	1.52	10.89	5.50	5.23
MSCI World ex USA Momentum Index	1.22	14.01	7.79	7.15
Key Fund statistics
Net Assets	$2,337,562,334
Number of Portfolio Holdings	305
Portfolio Turnover Rate	73%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	34.2%
Industrials	18.0%
Health Care	11.0%
Information Technology	10.8%
Consumer Discretionary	5.7%
Communication Services	5.2%
Consumer Staples	4.8%
Materials	3.9%
Energy	2.5%
Utilities	2.5%
Real Estate	1.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	18.8%
Canada	18.2%
Germany	11.4%
Switzerland	9.4%
United Kingdom	9.2%
Australia	8.4%
France	3.8%
Italy	3.7%
Sweden	3.5%
Spain	3.4%
Other#	10.2%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Intl Momentum Factor ETF
Semi-Annual Shareholder Report — January 31, 2025
IMTM-01/25-SAR

iShares MSCI Intl Quality Factor ETF
IQLT | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares MSCI Intl Quality Factor ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Intl Quality Factor ETF	$15	0.30%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(0.49)%	7.12%	6.70%	6.73%
MSCI ACWI ex USA Index	1.52	10.89	5.50	5.23
MSCI World ex USA Sector Neutral Quality Index	0.34	6.90	6.90	6.97
Key Fund statistics
Net Assets	$7,875,964,354
Number of Portfolio Holdings	307
Portfolio Turnover Rate	9%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	23.8%
Industrials	16.8%
Health Care	10.8%
Consumer Discretionary	10.6%
Information Technology	9.3%
Consumer Staples	7.7%
Materials	6.4%
Energy	5.2%
Communication Services	4.6%
Utilities	3.1%
Real Estate	1.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United Kingdom	17.9%
Switzerland	15.0%
Japan	13.0%
France	8.8%
Netherlands	7.3%
Canada	6.2%
Germany	6.1%
Australia	5.8%
Sweden	4.6%
Denmark	3.2%
Other#	12.1%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Intl Quality Factor ETF
Semi-Annual Shareholder Report — January 31, 2025
IQLT-01/25-SAR

iShares MSCI Intl Value Factor ETF
IVLU | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares MSCI Intl Value Factor ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Intl Value Factor ETF	$16	0.31%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	0.84%	11.93%	7.57%	4.75%
MSCI ACWI ex USA Index	1.52	10.89	5.50	4.89
MSCI World ex USA Enhanced Value Index	1.25	11.23	7.81	4.89
Key Fund statistics
Net Assets	$1,854,657,301
Number of Portfolio Holdings	356
Portfolio Turnover Rate	7%
The inception date of the Fund was June 16, 2015.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	24.8%
Industrials	16.5%
Health Care	11.7%
Consumer Discretionary	10.1%
Information Technology	8.6%
Consumer Staples	7.7%
Materials	6.5%
Energy	5.1%
Communication Services	4.2%
Utilities	3.0%
Real Estate	1.8%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	29.5%
United Kingdom	17.2%
France	11.7%
Germany	11.7%
Switzerland	4.8%
Italy	4.2%
Spain	3.5%
Netherlands	2.9%
Canada	2.9%
Hong Kong	2.0%
Other#	9.6%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Intl Value Factor ETF
Semi-Annual Shareholder Report — January 31, 2025
IVLU-01/25-SAR

iShares MSCI Kokusai ETF
TOK | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares MSCI Kokusai ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Kokusai ETF	$13	0.25%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	8.54%	22.71%	12.83%	11.12%
MSCI All Country World Index	7.37	20.72	11.04	9.77
MSCI Kokusai Index	8.68	22.47	12.55	10.86
Key Fund statistics
Net Assets	$210,375,930
Number of Portfolio Holdings	1,211
Portfolio Turnover Rate	1%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	25.5%
Financials	16.5%
Consumer Discretionary	10.9%
Health Care	10.8%
Industrials	10.1%
Communication Services	8.6%
Consumer Staples	6.0%
Energy	3.9%
Materials	3.2%
Utilities	2.5%
Real Estate	2.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	77.8%
United Kingdom	3.7%
Canada	3.1%
France	2.8%
Switzerland	2.4%
Germany	2.4%
Australia	1.8%
Netherlands	1.1%
Sweden	0.9%
Italy	0.7%
Other#	3.3%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Kokusai ETF
Semi-Annual Shareholder Report — January 31, 2025
TOK-01/25-SAR

iShares Neuroscience and Healthcare ETF
IBRN | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Neuroscience and Healthcare ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Neuroscience and Healthcare ETF	$24	0.47%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	1.38%	2.16%	1.33%
MSCI All Country World Index	7.37	20.72	15.59
NYSE® FactSet® Global Neuro Biopharma and MedTech Index	1.54	2.30	1.48
Key Fund statistics
Net Assets	$3,894,848
Number of Portfolio Holdings	53
Portfolio Turnover Rate	30%
The inception date of the Fund was August 24, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Biotechnology	63.1%
Pharmaceuticals	29.1%
Health Care Equipment & Supplies	7.5%
Life Sciences Tools & Services	0.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	81.5%
South Korea	4.5%
Netherlands	4.3%
Denmark	3.7%
Australia	2.3%
Sweden	1.7%
France	0.7%
China	0.6%
Japan	0.5%
Switzerland	0.2%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc., ICE Data Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Neuroscience and Healthcare ETF
Semi-Annual Shareholder Report — January 31, 2025
IBRN-01/25-SAR

iShares Self-Driving EV and Tech ETF
IDRV | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Self-Driving EV and Tech ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Self-Driving EV and Tech ETF	$25	0.48%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	3.04%	2.43%	3.89%	4.72%
MSCI All Country World Index	7.37	20.72	11.04	11.03
NYSE® FactSet® Global Autonomous Driving and Electric Vehicle Index	3.19	1.39	3.68	4.54
Key Fund statistics
Net Assets	$161,726,251
Number of Portfolio Holdings	52
Portfolio Turnover Rate	35%
The inception date of the Fund was April 16, 2019.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Discretionary	67.5%
Materials	14.0%
Industrials	11.1%
Information Technology	7.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	30.2%
China	24.7%
South Korea	14.3%
Germany	11.2%
France	5.1%
Switzerland	3.8%
Chile	3.7%
Australia	2.5%
United Kingdom	1.4%
Japan	1.3%
Other#	1.8%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc., ICE Data Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Self-Driving EV and Tech ETF
Semi-Annual Shareholder Report — January 31, 2025
IDRV-01/25-SAR

(b) Not applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrant – Not Applicable

Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

January 31, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares China Large-Cap ETF | FXI | NYSE Arca
• iShares MSCI China A ETF | CNYA | Cboe BZX Exchange

2

Schedule of Investments (unaudited)
January 31, 2025
iShares® China Large-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobiles — 5.6%
BYD Co. Ltd., Class H	7,870,000	$276,554,451
Great Wall Motor Co. Ltd., Class H(a)	18,391,000	30,054,794
Li Auto Inc., Class A(b)	9,368,300	110,264,145
		416,873,390
Banks — 21.3%
Agricultural Bank of China Ltd., Class H	244,054,000	134,415,938
Bank of China Ltd., Class H	584,163,000	302,203,723
Bank of Communications Co. Ltd., Class H	57,795,200	46,754,091
China CITIC Bank Corp. Ltd., Class H	73,972,000	52,835,929
China Construction Bank Corp., Class H	533,386,320	434,024,524
China Everbright Bank Co. Ltd., Class H	24,605,000	9,619,422
China Merchants Bank Co. Ltd., Class H	30,048,938	165,271,604
China Minsheng Banking Corp. Ltd., Class H	50,506,100	24,095,763
Industrial & Commercial Bank of China Ltd., Class H	520,423,995	354,240,101
Postal Savings Bank of China Co. Ltd., Class H(c)	86,058,000	51,375,375
		1,574,836,470
Beverages — 0.9%
Nongfu Spring Co. Ltd., Class H(c)	13,854,000	65,358,928
Biotechnology — 1.5%
BeiGene Ltd.(b)	6,196,200	107,592,856
Broadline Retail — 14.3%
Alibaba Group Holding Ltd.	58,021,000	711,713,447
JD.com Inc., Class A	16,953,750	344,853,172
		1,056,566,619
Capital Markets — 0.7%
China Merchants Securities Co. Ltd., Class H(a)(c)	3,611,800	6,645,082
CITIC Securities Co. Ltd., Class H	13,008,200	35,441,184
CSC Financial Co. Ltd., Class H(a)(c)	7,156,000	8,905,722
		50,991,988
Construction & Engineering — 0.2%
China Railway Group Ltd., Class H	32,069,000	15,530,555
Diversified Telecommunication Services — 0.7%
China Tower Corp. Ltd., Class H(c)	370,490,000	53,366,317
Entertainment — 3.7%
NetEase Inc.	13,445,400	276,372,652
Hotels, Restaurants & Leisure — 11.9%
Meituan, Class B(b)(c)	30,598,220	582,362,198
Trip.com Group Ltd.(b)	4,186,500	294,034,967
		876,397,165
Household Durables — 1.2%
Haier Smart Home Co. Ltd., Class A	18,307,000	60,551,473
Midea Group Co. Ltd.(a)(b)	2,772,900	26,957,986
		87,509,459
Independent Power and Renewable Electricity Producers — 0.4%
CGN Power Co. Ltd., Class H(c)	88,775,000	28,731,124
Industrial Conglomerates — 0.8%
CITIC Ltd.	50,528,000	57,245,211
Insurance — 7.5%
China Life Insurance Co. Ltd., Class H	59,082,000	109,679,399
China Pacific Insurance Group Co. Ltd., Class H	20,490,600	61,037,040
People's Insurance Co. Group of China Ltd. (The), Class H	65,187,000	33,361,490
PICC Property & Casualty Co. Ltd., Class H	53,426,000	86,802,806
Security	Shares	Value
Insurance (continued)
Ping An Insurance Group Co. of China Ltd., Class H	46,185,000	$260,053,101
		550,933,836
Interactive Media & Services — 13.0%
Baidu Inc., Class A(b)	17,648,400	199,541,276
Kuaishou Technology(b)(c)	22,358,300	122,358,759
Tencent Holdings Ltd.	12,141,100	638,806,188
		960,706,223
Life Sciences Tools & Services — 0.2%
WuXi AppTec Co. Ltd., Class H(a)(c)	2,624,352	18,678,522
Machinery — 0.3%
CRRC Corp. Ltd., Class H	31,926,000	20,213,683
Marine Transportation — 0.5%
Cosco Shipping Holdings Co. Ltd., Class H	22,424,600	33,655,232
Metals & Mining — 1.5%
CMOC Group Ltd., Class H	31,266,000	23,098,391
Zijin Mining Group Co. Ltd., Class H	47,554,000	89,897,798
		112,996,189
Oil, Gas & Consumable Fuels — 4.9%
China Coal Energy Co. Ltd., Class H	16,629,000	19,113,947
China Petroleum & Chemical Corp., Class H	193,554,600	105,856,076
China Shenhua Energy Co. Ltd., Class H	26,818,500	108,145,540
PetroChina Co. Ltd., Class H	165,210,000	126,309,839
		359,425,402
Real Estate Management & Development — 0.9%
China Resources Land Ltd.	21,854,833	66,526,054
Specialty Retail — 0.1%
China Tourism Group Duty Free Corp. Ltd., Class H(a)(c)	865,800	5,222,257
Technology Hardware, Storage & Peripherals — 6.0%
Xiaomi Corp., Class B(b)(c)	87,801,400	440,065,510
Textiles, Apparel & Luxury Goods — 1.4%
ANTA Sports Products Ltd.(a)	9,944,200	105,798,669
Total Long-Term Investments — 99.5% (Cost: $7,933,239,626)		7,341,594,311
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(d)(e)(f)	58,785,595	58,814,987
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(d)(e)	7,870,000	7,870,000
Total Short-Term Securities — 0.9% (Cost: $66,688,920)		66,684,987
Total Investments — 100.4% (Cost: $7,999,928,546)		7,408,279,298
Liabilities in Excess of Other Assets — (0.4)%		(30,660,987)
Net Assets — 100.0%		$7,377,618,311

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® China Large-Cap ETF

(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,232,848	$47,591,392 (a)	$—	$(3,629)	$(5,624)	$58,814,987	58,785,595	$610,540 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,100,000	3,770,000 (a)	—	—	—	7,870,000	7,870,000	88,451	—
				$(3,629)	$(5,624)	$66,684,987		$698,991	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE China H50 Index	1,156	02/27/25	$34,672	$2,627,386
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$2,627,386	$—	$—	$—	$2,627,386

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$639,863	$—	$—	$—	$639,863
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$2,503,580	$—	$—	$—	$2,503,580
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® China Large-Cap ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$24,010,479
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$7,341,594,311	$—	$7,341,594,311
Short-Term Securities
Money Market Funds	66,684,987	—	—	66,684,987
	$66,684,987	$7,341,594,311	$—	$7,408,279,298
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$2,627,386	$—	$2,627,386

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
January 31, 2025
iShares® MSCI China A ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.6%
AECC Aero-Engine Control Co. Ltd., Class A	68,298	$183,635
AECC Aviation Power Co. Ltd., Class A	134,898	690,516
Avicopter PLC, Class A	38,199	188,776
Kuang-Chi Technologies Co. Ltd., Class A	111,740	623,131
		1,686,058
Air Freight & Logistics — 0.6%
SF Holding Co. Ltd., Class A	250,115	1,347,506
YTO Express Group Co. Ltd., Class A	171,844	322,633
		1,670,139
Automobile Components — 1.4%
Bethel Automotive Safety Systems Co. Ltd., Class A	27,820	174,200
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	14,697	264,787
Fuyao Glass Industry Group Co. Ltd., Class A	96,000	784,112
Huayu Automotive Systems Co. Ltd., Class A	154,400	355,078
Huizhou Desay Sv Automotive Co. Ltd., Class A	30,600	454,942
Ningbo Tuopu Group Co. Ltd., Class A	84,737	762,171
Sailun Group Co. Ltd., Class A	172,800	362,387
Shandong Linglong Tyre Co. Ltd., Class A	77,200	191,430
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	115,200	268,038
		3,617,145
Automobiles — 3.1%
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	115,200	644,683
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	288,000	313,291
BYD Co. Ltd., Class A	91,273	3,436,907
Chongqing Changan Automobile Co. Ltd., Class A	421,438	725,014
Great Wall Motor Co. Ltd., Class A	134,863	459,772
Guangzhou Automobile Group Co. Ltd., Class A	250,200	294,881
SAIC Motor Corp. Ltd., Class A	384,806	903,584
Seres Group Co. Ltd., Class A, NVS	76,800	1,401,665
		8,179,797
Banks — 13.2%
Agricultural Bank of China Ltd., Class A	4,300,800	3,034,081
Bank of Beijing Co. Ltd., Class A	1,083,000	887,061
Bank of Changsha Co. Ltd., Class A	211,600	267,219
Bank of Chengdu Co. Ltd., Class A	192,277	452,330
Bank of China Ltd., Class A	1,775,400	1,322,513
Bank of Communications Co. Ltd., Class A	1,978,802	1,962,363
Bank of Hangzhou Co. Ltd., Class A	308,088	622,459
Bank of Jiangsu Co. Ltd., Class A	922,000	1,252,454
Bank of Nanjing Co. Ltd., Class A	539,280	787,815
Bank of Ningbo Co. Ltd., Class A	330,521	1,194,300
Bank of Shanghai Co. Ltd., Class A	730,069	928,330
Bank of Suzhou Co. Ltd., Class A	192,400	208,775
China Construction Bank Corp., Class A	480,700	561,078
China Everbright Bank Co. Ltd., Class A	2,344,000	1,241,975
China Merchants Bank Co. Ltd., Class A	1,038,302	5,786,244
China Minsheng Banking Corp. Ltd., Class A	1,806,080	1,026,187
China Zheshang Bank Co. Ltd., Class A	1,077,100	427,280
Chongqing Rural Commercial Bank Co. Ltd., Class A	445,730	368,292
CNPC Capital Co. Ltd., Class A, NVS	422,740	379,369
Huaxia Bank Co. Ltd., Class A	680,660	707,544
Industrial & Commercial Bank of China Ltd., Class A	3,192,000	2,976,358
Industrial Bank Co. Ltd., Class A	1,061,947	2,954,299
Ping An Bank Co. Ltd., Class A	979,656	1,539,051
Postal Savings Bank of China Co. Ltd., Class A	1,478,400	1,095,008
Shanghai Pudong Development Bank Co. Ltd., Class A	1,488,320	2,171,104
Security	Shares	Value
Banks (continued)
Shanghai Rural Commercial Bank Co. Ltd., Class A	480,400	$548,816
		34,702,305
Beverages — 8.4%
Anhui Gujing Distillery Co. Ltd., Class A	20,299	462,880
Anhui Yingjia Distillery Co. Ltd., Class A	38,400	294,270
Beijing Yanjing Brewery Co. Ltd., Class A	134,600	208,855
Chongqing Brewery Co. Ltd., Class A	23,195	176,072
Eastroc Beverage Group Co. Ltd., Class A	22,980	763,768
Jiangsu King's Luck Brewery JSC Ltd., Class A	56,640	337,755
Jiangsu Yanghe Distillery Co. Ltd., Class A	77,000	827,469
Kweichow Moutai Co. Ltd., Class A	63,489	12,511,733
Luzhou Laojiao Co. Ltd., Class A	77,200	1,226,182
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	61,541	1,455,096
Tsingtao Brewery Co. Ltd., Class A	38,400	366,193
Wuliangye Yibin Co. Ltd., Class A	195,914	3,427,063
		22,057,336
Biotechnology — 0.8%
Beijing Tiantan Biological Products Corp. Ltd., Class A	97,560	278,526
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	58,577	544,588
Chongqing Zhifei Biological Products Co. Ltd., Class A	119,500	395,264
Hualan Biological Engineering Inc., Class A	78,248	169,423
Imeik Technology Development Co. Ltd., Class A	15,520	362,729
Shanghai RAAS Blood Products Co. Ltd., Class A	326,800	311,796
		2,062,326
Building Products — 0.1%
Beijing New Building Materials PLC, Class A	77,600	332,545
Capital Markets — 7.3%
BOC International China Co. Ltd., Class A	134,800	192,619
Caitong Securities Co. Ltd., Class A	230,851	241,391
Capital Securities Co. Ltd., Class A	96,000	259,738
Changjiang Securities Co. Ltd., Class A	288,400	251,803
China Galaxy Securities Co. Ltd., Class A	357,000	682,767
China Great Wall Securities Co. Ltd., Class A	211,600	224,549
China International Capital Corp. Ltd., Class A	155,200	661,666
China Merchants Securities Co. Ltd., Class A	365,407	901,076
CITIC Securities Co. Ltd., Class A	615,070	2,268,439
CSC Financial Co. Ltd., Class A	212,039	690,686
Dongxing Securities Co. Ltd., Class A	153,639	223,376
East Money Information Co. Ltd., Class A	795,739	2,504,588
Everbright Securities Co. Ltd., Class A	192,400	446,632
Founder Securities Co. Ltd., Class A	422,600	452,273
GF Securities Co. Ltd., Class A	307,600	652,363
Guolian Securities Co. Ltd., Class A	115,600	173,827
Guosen Securities Co. Ltd., Class A	333,800	471,934
Guotai Junan Securities Co. Ltd., Class A	384,045	933,434
Guoyuan Securities Co. Ltd., Class A	230,444	250,437
Haitong Securities Co. Ltd., Class A	480,000	695,709
Hithink RoyalFlush Information Network Co. Ltd., Class A	28,700	1,106,812
Huatai Securities Co. Ltd., Class A	366,400	853,788
Industrial Securities Co. Ltd., Class A	445,708	364,871
Nanjing Securities Co. Ltd., Class A	192,400	221,865
Orient Securities Co. Ltd., Class A	373,021	497,395
SDIC Capital Co. Ltd., Class A	328,800	319,809
Shenwan Hongyuan Group Co. Ltd., Class A	1,136,000	780,204
Sinolink Securities Co. Ltd., Class A	192,400	217,149
SooChow Securities Co. Ltd., Class A	249,960	257,644
Southwest Securities Co. Ltd., Class A	340,400	203,611
Tianfeng Securities Co. Ltd., Class A(a)	441,600	248,144
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI China A ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Western Securities Co. Ltd., Class A	212,420	$222,417
Zheshang Securities Co. Ltd., Class A	192,827	298,368
Zhongtai Securities Co. Ltd., Class A	366,600	312,100
		19,083,484
Chemicals — 4.2%
Cathay Biotech Inc., Class A	24,400	147,585
Ganfeng Lithium Group Co. Ltd., Class A	81,670	370,261
Guangzhou Tinci Materials Technology Co. Ltd., Class A	96,020	240,948
Hengli Petrochemical Co. Ltd., Class A	365,815	750,105
Hoshine Silicon Industry Co. Ltd., Class A	38,400	272,976
Huafon Chemical Co. Ltd., Class A	250,200	277,128
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	423,200	303,297
Jiangsu Eastern Shenghong Co. Ltd., Class A	327,000	383,325
Jiangsu Yoke Technology Co. Ltd., Class A	19,200	157,389
LB Group Co. Ltd., Class A	115,609	287,384
Meihua Holdings Group Co. Ltd., Class A	155,900	214,334
Ningxia Baofeng Energy Group Co. Ltd., Class A	365,400	876,235
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	268,850	608,980
Rongsheng Petrochemical Co. Ltd., Class A	518,401	626,804
Satellite Chemical Co. Ltd., Class A	172,877	474,250
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	116,060	333,477
Shanghai Putailai New Energy Technology Co. Ltd., Class A	104,714	211,211
Shenzhen Capchem Technology Co. Ltd., Class A	38,420	175,641
Tianqi Lithium Corp., Class A	76,800	321,847
Tongkun Group Co. Ltd., Class A	117,797	192,494
Wanhua Chemical Group Co. Ltd., Class A	162,300	1,524,078
Weihai Guangwei Composites Co. Ltd., Class A	38,432	160,188
Yunnan Energy New Material Co. Ltd., Class A	57,615	228,290
Yunnan Yuntianhua Co. Ltd., Class A	96,000	303,042
Zangge Mining Co. Ltd., Class A	75,800	319,816
Zhejiang Juhua Co. Ltd., Class A	134,800	475,229
Zhejiang Longsheng Group Co. Ltd., Class A	173,200	229,256
Zhejiang NHU Co. Ltd., Class A	153,768	473,681
		10,939,251
Commercial Services & Supplies — 0.1%
Shanghai M&G Stationery Inc., Class A	37,400	145,039
Zhejiang Weiming Environment Protection Co. Ltd., Class A	77,513	214,711
		359,750
Communications Equipment — 1.2%
Guangzhou Haige Communications Group Inc. Co., Class A	115,200	162,887
Hengtong Optic-Electric Co. Ltd., Class A	121,500	260,500
Suzhou TFC Optical Communication Co. Ltd., Class A	27,880	384,251
Yealink Network Technology Corp. Ltd., Class A	56,677	318,959
Zhongji Innolight Co. Ltd., Class A	57,643	905,469
ZTE Corp., Class A	199,200	1,090,508
		3,122,574
Construction & Engineering — 1.8%
China Energy Engineering Corp. Ltd., Class A	1,693,500	521,578
China National Chemical Engineering Co. Ltd., Class A	307,410	313,485
China Railway Group Ltd., Class A	1,037,800	841,384
China State Construction Engineering Corp. Ltd., Class A	2,113,600	1,632,682
Metallurgical Corp. of China Ltd., Class A	923,600	392,502
Power Construction Corp. of China Ltd., Class A	883,800	614,988
Sichuan Road & Bridge Group Co. Ltd., Class A	299,900	294,663
Security	Shares	Value
Construction & Engineering (continued)
Sinoma International Engineering Co., Class A	135,400	$177,276
		4,788,558
Construction Materials — 0.4%
Anhui Conch Cement Co. Ltd., Class A	211,200	720,682
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	56,600	95,228
China Jushi Co. Ltd., Class A	211,550	327,607
		1,143,517
Consumer Staples Distribution & Retail — 0.1%
Yifeng Pharmacy Chain Co. Ltd., Class A	57,839	180,783
Distributors — 0.2%
Zhejiang China Commodities City Group Co. Ltd., Class A	268,800	473,865
Electrical Equipment — 6.1%
China XD Electric Co. Ltd., Class A, NVS	269,400	268,833
CNGR Advanced Material Co. Ltd., Class A	38,760	179,426
Contemporary Amperex Technology Co. Ltd., Class A	222,267	7,860,574
Dongfang Electric Corp. Ltd., Class A	136,990	280,045
Eve Energy Co. Ltd., Class A	96,082	560,690
GEM Co. Ltd., Class A	250,696	217,936
Ginlong Technologies Co. Ltd., Class A	19,300	134,298
Goldwind Science & Technology Co. Ltd., Class A	173,651	228,366
Goneo Group Co. Ltd., Class A	28,965	282,454
Gotion High-tech Co. Ltd., Class A	97,500	276,127
Jiangsu Zhongtian Technology Co. Ltd., Class A	173,800	324,842
NARI Technology Co. Ltd., Class A	403,688	1,275,778
Ningbo Orient Wires & Cables Co. Ltd., Class A	38,400	277,628
Ningbo Sanxing Medical Electric Co. Ltd., Class A	71,600	297,490
Shanghai Electric Group Co. Ltd., Class A(a)	636,050	631,565
Sieyuan Electric Co. Ltd., Class A	39,200	433,091
Sungrow Power Supply Co. Ltd., Class A	111,620	1,100,710
Sunwoda Electronic Co. Ltd., Class A	96,299	282,212
TBEA Co. Ltd., Class A	269,920	441,420
Zhejiang Chint Electrics Co. Ltd., Class A	115,200	348,980
Zhejiang Huayou Cobalt Co. Ltd., Class A	81,512	326,716
		16,029,181
Electronic Equipment, Instruments & Components — 5.8%
Accelink Technologies Co. Ltd., Class A	38,400	254,307
Avary Holding Shenzhen Co. Ltd., Class A	114,200	634,619
BOE Technology Group Co. Ltd., Class A	1,862,428	1,136,859
Chaozhou Three-Circle Group Co. Ltd., Class A	96,600	500,705
China Railway Signal & Communication Corp. Ltd., Class A	353,181	281,679
Eoptolink Technology Inc. Ltd., Class A	38,400	660,760
Everdisplay Optronics Shanghai Co. Ltd., Class A(a)	576,800	176,104
Foxconn Industrial Internet Co. Ltd., Class A	672,006	1,978,502
GoerTek Inc., Class A	173,604	659,586
Huagong Tech Co. Ltd., Class A	57,600	310,309
Lens Technology Co. Ltd., Class A	250,000	892,760
Lingyi iTech Guangdong Co., Class A	348,000	405,956
Luxshare Precision Industry Co. Ltd., Class A	365,068	2,017,956
Maxscend Microelectronics Co. Ltd., Class A	26,456	284,492
OFILM Group Co. Ltd., Class A(a)	172,800	278,711
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	10,939	299,037
Shengyi Technology Co. Ltd., Class A	116,082	475,497
Shennan Circuits Co. Ltd., Class A	23,867	428,165
SUPCON Technology Co. Ltd., Class A	38,428	265,008
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	83,900	385,461
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI China A ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
TCL Technology Group Corp., Class A	940,681	$646,423
Unisplendour Corp. Ltd., Class A	137,891	478,379
Universal Scientific Industrial Shanghai Co. Ltd., Class A	95,000	203,255
Victory Giant Technology Huizhou Co. Ltd., Class A	39,200	288,905
Wingtech Technology Co. Ltd., Class A	63,511	292,711
Wuhan Guide Infrared Co. Ltd., Class A	210,804	188,531
WUS Printed Circuit Kunshan Co. Ltd., Class A	96,050	550,253
Zhejiang Dahua Technology Co. Ltd., Class A	175,300	364,404
		15,339,334
Energy Equipment & Services — 0.2%
CNOOC Energy Technology & Services Ltd., Class A	347,874	199,627
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	57,685	327,663
		527,290
Entertainment — 0.2%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	115,493	236,028
Mango Excellent Media Co. Ltd., Class A	98,380	374,716
		610,744
Food Products — 2.7%
Angel Yeast Co. Ltd., Class A	42,296	200,441
Anjoy Foods Group Co. Ltd., Class A	19,200	198,572
Foshan Haitian Flavouring & Food Co. Ltd., Class A	230,819	1,299,121
Guangdong Haid Group Co. Ltd., Class A	77,299	526,049
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	57,800	174,488
Heilongjiang Agriculture Co. Ltd., Class A	96,400	187,806
Henan Shuanghui Investment & Development Co. Ltd., Class A	173,200	624,250
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	327,144	1,250,229
Muyuan Foods Co. Ltd., Class A	269,559	1,375,557
New Hope Liuhe Co. Ltd., Class A(a)	230,900	274,849
Wens Foodstuff Group Co. Ltd., Class A	328,446	725,912
Yihai Kerry Arawana Holdings Co. Ltd., Class A	77,600	326,006
		7,163,280
Gas Utilities — 0.1%
ENN Natural Gas Co. Ltd., Class A	135,600	379,116
Ground Transportation — 1.1%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	2,497,200	1,952,103
Daqin Railway Co. Ltd., Class A	941,600	857,299
		2,809,402
Health Care Equipment & Supplies — 1.3%
Autobio Diagnostics Co. Ltd., Class A	25,200	138,347
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	58,200	285,381
Shanghai United Imaging Healthcare Co. Ltd., Class A, NVS	39,372	671,343
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	63,134	2,013,975
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	38,400	325,507
		3,434,553
Health Care Providers & Services — 0.8%
Aier Eye Hospital Group Co. Ltd., Class A	462,981	783,273
China National Medicines Corp. Ltd., Class A	38,800	171,290
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	77,200	284,131
Huadong Medicine Co. Ltd., Class A	96,425	459,800
Jointown Pharmaceutical Group Co. Ltd., Class A	250,692	171,078
Security	Shares	Value
Health Care Providers & Services (continued)
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	134,809	$371,597
		2,241,169
Household Durables — 2.0%
Beijing Roborock Technology Co. Ltd., Class A	9,779	307,244
Ecovacs Robotics Co. Ltd., Class A	27,600	161,550
Gree Electric Appliances Inc. of Zhuhai, Class A	138,300	850,882
Haier Smart Home Co. Ltd., Class A	326,400	1,241,028
Hang Zhou Great Star Industrial Co. Ltd.	57,600	253,956
Hisense Home Appliances Group Co. Ltd., Class A	38,400	167,202
Midea Group Co. Ltd., Class A	177,700	1,798,436
Oppein Home Group Inc., Class A	22,683	203,279
Zhejiang Supor Co. Ltd., Class A	23,098	167,869
		5,151,446
Independent Power and Renewable Electricity Producers — 4.5%
CGN Power Co. Ltd., Class A	778,300	392,661
China National Nuclear Power Co. Ltd., Class A	1,036,847	1,383,601
China Three Gorges Renewables Group Co. Ltd., Class A	1,441,000	827,778
China Yangtze Power Co. Ltd., Class A	1,231,388	4,861,366
Datang International Power Generation Co. Ltd., Class A	634,400	238,018
GD Power Development Co. Ltd., Class A	922,400	529,826
Huadian Power International Corp. Ltd., Class A	423,000	299,065
Huaneng Lancang River Hydropower Inc., Class A	274,400	339,144
Huaneng Power International Inc., Class A	462,400	407,296
SDIC Power Holdings Co. Ltd., Class A	384,400	756,072
Shanghai Electric Power Co. Ltd., Class A	153,600	183,207
Shenergy Co. Ltd., Class A	249,600	297,017
Shenzhen Energy Group Co. Ltd., Class A	250,406	210,152
Sichuan Chuantou Energy Co. Ltd., Class A	249,800	542,463
Wintime Energy Group Co. Ltd., Class A, NVS	1,103,800	235,839
Zhejiang Zheneng Electric Power Co. Ltd., Class A	557,600	408,080
		11,911,585
Insurance — 2.7%
China Life Insurance Co. Ltd., Class A	135,200	752,879
China Pacific Insurance Group Co. Ltd., Class A	345,616	1,533,312
New China Life Insurance Co. Ltd., Class A	97,200	636,584
People's Insurance Co. Group of China Ltd. (The), Class A	481,300	472,243
Ping An Insurance Group Co. of China Ltd., Class A	537,623	3,754,625
		7,149,643
Interactive Media & Services — 0.1%
Kunlun Tech Co. Ltd., Class A	57,800	293,078
IT Services — 0.4%
Isoftstone Information Technology Group Co. Ltd., Class A, NVS	51,350	376,554
Range Intelligent Computing Technology Group Co. Ltd., Class A	78,380	643,226
		1,019,780
Life Sciences Tools & Services — 0.5%
Hangzhou Tigermed Consulting Co. Ltd., Class A	19,204	128,950
Pharmaron Beijing Co. Ltd., Class A	76,850	262,206
WuXi AppTec Co. Ltd., Class A	134,448	1,020,062
		1,411,218
Machinery — 3.2%
China CSSC Holdings Ltd., Class A	230,400	1,058,528
CRRC Corp. Ltd., Class A	1,233,790	1,258,178
FAW Jiefang Group Co. Ltd., Class A	172,800	185,904
Jiangsu Hengli Hydraulic Co. Ltd., Class A	63,124	536,419
Ningbo Deye Technology Co. Ltd., Class A, NVS	34,364	398,823
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI China A ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Sany Heavy Industry Co. Ltd., Class A	423,850	$934,421
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	38,400	271,938
Shenzhen Inovance Technology Co. Ltd., Class A	63,061	520,790
Tian Di Science & Technology Co. Ltd., Class A	230,800	189,553
Weichai Power Co. Ltd., Class A	345,600	682,302
XCMG Construction Machinery Co. Ltd., Class A	596,600	623,959
Yutong Bus Co. Ltd., Class A	115,400	449,859
Zhejiang Dingli Machinery Co. Ltd., Class A	19,698	182,122
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	96,100	402,718
Zhuzhou CRRC Times Electric Co. Ltd., Class A, NVS	38,469	243,009
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	364,850	365,444
		8,303,967
Marine Transportation — 0.5%
Cosco Shipping Holdings Co. Ltd., Class A	637,450	1,246,936
Media — 0.3%
Focus Media Information Technology Co. Ltd., Class A	730,460	659,941
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	134,400	207,216
		867,157
Metals & Mining — 4.7%
Aluminum Corp. of China Ltd., Class A	673,516	720,288
Baoshan Iron & Steel Co. Ltd., Class A	1,116,870	1,070,064
Chifeng Jilong Gold Mining Co. Ltd., Class A	75,800	187,999
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	182,100	523,910
China Rare Earth Resources & Technology Co. Ltd., Class A	57,600	217,537
Citic Pacific Special Steel Group Co. Ltd., Class A	172,800	275,511
CMOC Group Ltd., Class A	884,200	880,514
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	115,200	292,519
Huaibei Mining Holdings Co. Ltd., Class A	134,400	259,673
Hunan Valin Steel Co. Ltd., Class A	348,740	216,482
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	2,310,600	562,514
JCHX Mining Management Co. Ltd., Class A	38,400	209,931
Jiangxi Copper Co. Ltd., Class A	96,400	280,060
Jinduicheng Molybdenum Co. Ltd., Class A	154,600	222,585
Nanjing Iron & Steel Co. Ltd., Class A	307,200	195,040
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	478,000	179,536
Shandong Gold Mining Co. Ltd., Class A	173,628	583,712
Shandong Nanshan Aluminum Co. Ltd., Class A	576,000	320,895
Shanjin International Gold Co. Ltd., Class A	146,920	339,463
Tianshan Aluminum Group Co. Ltd., Class A	233,900	294,029
Tongling Nonferrous Metals Group Co. Ltd., Class A	645,900	290,864
Western Mining Co. Ltd., Class A	115,200	275,676
Western Superconducting Technologies Co. Ltd., Class A	40,099	235,192
Xiamen Tungsten Co. Ltd., Class A	77,298	205,982
Yunnan Aluminium Co. Ltd., Class A	173,000	392,464
Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	268,800	204,352
Yunnan Tin Co. Ltd., Class A	76,800	152,663
Zhongjin Gold Corp. Ltd., Class A	249,600	453,654
Zijin Mining Group Co. Ltd., Class A	1,037,175	2,326,326
		12,369,435
Oil, Gas & Consumable Fuels — 3.2%
China Merchants Energy Shipping Co. Ltd., Class A	408,200	386,983
China Petroleum & Chemical Corp., Class A	1,652,243	1,375,177
China Shenhua Energy Co. Ltd., Class A	327,299	1,788,931
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Cosco Shipping Energy Transportation Co. Ltd., Class A	172,849	$292,189
Guanghui Energy Co. Ltd., Class A	327,583	272,917
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	115,200	319,004
PetroChina Co. Ltd., Class A	1,094,400	1,239,279
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	134,800	166,376
Shaanxi Coal Industry Co. Ltd., Class A	482,001	1,432,416
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	192,400	178,227
Shanxi Coking Coal Energy Group Co. Ltd., Class A	288,060	291,918
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	154,140	265,225
Yankuang Energy Group Co. Ltd., Class A	249,685	459,394
		8,468,036
Paper & Forest Products — 0.1%
Shandong Sun Paper Industry JSC Ltd., Class A	135,200	258,478
Passenger Airlines — 1.0%
Air China Ltd., Class A(a)	634,200	648,663
China Eastern Airlines Corp. Ltd., Class A(a)	864,800	459,157
China Southern Airlines Co. Ltd., Class A(a)	579,624	490,008
Hainan Airlines Holding Co. Ltd., Class A(a)	2,188,800	488,149
Juneyao Airlines Co. Ltd., Class A	108,700	197,047
Spring Airlines Co. Ltd., Class A	47,500	350,240
		2,633,264
Personal Care Products — 0.1%
Bloomage Biotechnology Corp. Ltd., Class A	27,730	183,923
Pharmaceuticals — 2.7%
Asymchem Laboratories Tianjin Co. Ltd., Class A	19,480	198,986
Beijing Tong Ren Tang Co. Ltd., Class A	68,100	344,502
Changchun High-Tech Industry Group Co. Ltd., Class A	20,940	267,009
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	58,200	352,336
CSPC Innovation Pharmaceutical Co. Ltd., Class A	76,840	302,549
Dong-E-E-Jiao Co. Ltd., Class A	38,400	319,325
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	38,400	145,021
Humanwell Healthcare Group Co. Ltd., Class A	76,800	228,386
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	327,582	2,003,861
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	57,600	181,091
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	96,063	312,635
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	58,100	237,032
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	77,260	143,925
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	77,200	297,324
Yunnan Baiyao Group Co. Ltd., Class A	93,160	738,698
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	31,099	862,926
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	77,004	163,451
		7,099,057
Real Estate Management & Development — 1.1%
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	464,700	622,781
China Vanke Co. Ltd., Class A(a)	499,200	498,707
Hainan Airport Infrastructure Co. Ltd., Class A, NVS(a)	595,600	298,124
Poly Developments and Holdings Group Co. Ltd., Class A	614,431	702,011
Shanghai Lingang Holdings Corp. Ltd., Class A	115,623	154,270
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	78,400	258,475
Youngor Fashion Co. Ltd., Class A	230,494	257,507
		2,791,875
Semiconductors & Semiconductor Equipment — 6.6%
ACM Research Shanghai Inc., Class A	14,196	190,861
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI China A ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Advanced Micro-Fabrication Equipment Inc./China, Class A	32,560	$805,352
Amlogic Shanghai Co. Ltd., Class A(a)	21,896	252,646
Cambricon Technologies Corp. Ltd., Class A(a)	21,847	1,726,622
China Resources Microelectronics Ltd., Class A	64,083	400,250
Flat Glass Group Co. Ltd., Class A	96,400	252,520
GalaxyCore Inc., Class A, NVS	117,089	222,279
GigaDevice Semiconductor Inc., Class A(a)	31,257	546,281
Hangzhou First Applied Material Co. Ltd., Class A	124,854	249,189
Hangzhou Silan Microelectronics Co. Ltd., Class A(a)	76,800	264,286
Hwatsing Technology Co. Ltd., Class A, NVS	14,217	309,953
Hygon Information Technology Co. Ltd., Class A, NVS	116,210	2,049,908
Ingenic Semiconductor Co. Ltd., Class A	21,800	193,043
JA Solar Technology Co. Ltd., Class A	172,880	294,275
JCET Group Co. Ltd., Class A	96,000	511,442
Jinko Solar Co. Ltd., Class A	512,211	426,919
LONGi Green Energy Technology Co. Ltd., Class A	384,446	782,173
Loongson Technology Corp. Ltd., Class A(a)	15,900	255,516
Montage Technology Co. Ltd., Class A	57,397	536,206
National Silicon Industry Group Co. Ltd., Class A	154,000	376,612
NAURA Technology Group Co. Ltd., Class A	27,700	1,433,372
Piotech Inc., Class A, NVS	13,650	267,265
Rockchip Electronics Co. Ltd., Class A	19,800	448,804
Sanan Optoelectronics Co. Ltd., Class A	249,000	391,112
SG Micro Corp., Class A	24,095	278,843
Shenzhen Goodix Technology Co. Ltd., Class A	24,600	266,310
Suzhou Maxwell Technologies Co. Ltd., Class A	15,056	190,771
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	201,123	228,927
Tianshui Huatian Technology Co. Ltd., Class A	152,600	235,190
TongFu Microelectronics Co. Ltd., Class A	76,800	298,076
Tongwei Co. Ltd., Class A	233,493	651,533
Trina Solar Co. Ltd., Class A	118,189	277,725
Unigroup Guoxin Microelectronics Co. Ltd., Class A	41,879	339,551
Will Semiconductor Co. Ltd. Shanghai, Class A	57,655	834,942
Xinjiang Daqo New Energy Co. Ltd., Class A	91,262	267,198
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	57,601	241,496
		17,297,448
Software — 1.5%
360 Security Technology Inc., Class A	363,800	550,337
Beijing Kingsoft Office Software Inc., Class A	24,152	1,046,606
China National Software & Service Co. Ltd., Class A(a)	38,420	228,223
Empyrean Technology Co. Ltd., Class A, NVS	19,600	285,413
Hundsun Technologies Inc., Class A	96,782	345,178
Iflytek Co. Ltd., Class A	115,250	801,297
Shanghai Baosight Software Co. Ltd., Class A	115,305	457,475
Yonyou Network Technology Co. Ltd., Class A(a)	173,049	259,708
		3,974,237
Specialty Retail — 0.4%
China Tourism Group Duty Free Corp. Ltd., Class A	96,041	801,350
HLA Group Corp. Ltd., Class A	249,909	300,592
		1,101,942
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 1.1%
Anker Innovations Technology Co. Ltd., Class A	25,710	$383,033
China Greatwall Technology Group Co. Ltd., Class A(a)	154,500	275,391
GRG Banking Equipment Co. Ltd., Class A	114,200	174,175
Huaqin Technology Co. Ltd., Class A	38,400	392,093
IEIT Systems Co. Ltd., Class A	78,260	557,080
Ninestar Corp., Class A(a)	77,010	268,641
Shenzhen Transsion Holdings Co. Ltd., Class A	56,574	778,334
		2,828,747
Trading Companies & Distributors — 0.1%
Shanxi Coal International Energy Group Co. Ltd., Class A	95,000	143,543
Xiamen C & D Inc., Class A	153,800	201,935
		345,478
Transportation Infrastructure — 0.4%
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	283,900	498,111
Liaoning Port Co. Ltd., Class A	960,000	208,713
Shanghai International Airport Co. Ltd., Class A	57,622	261,978
		968,802
Wireless Telecommunication Services — 0.4%
China United Network Communications Ltd., Class A	1,595,200	1,067,442
Total Common Stocks — 99.4% (Cost: $201,562,392)		261,676,476
Rights
Pharmaceuticals — 0.0%
Kangmei Pharmaceutical Co. Ltd. (Expires 12/31/49)(b)	26,763	—
Total Rights — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.4% (Cost: $201,562,392)		261,676,476
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(c)(d)	180,000	180,000
Total Short-Term Securities — 0.1% (Cost: $180,000)		180,000
Total Investments — 99.5% (Cost: $201,742,392)		261,856,476
Other Assets Less Liabilities — 0.5%		1,222,471
Net Assets — 100.0%		$263,078,947

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI China A ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$170,000	$10,000 (a)	$—	$—	$—	$180,000	180,000	$50,318	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE China A50 Index	90	02/27/25	$1,190	$20,286
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$20,286	$—	$—	$—	$20,286

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(1,842)	$—	$—	$—	$(1,842)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$20,585	$—	$—	$—	$20,585
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$899,013
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI China A ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,748,269	$259,928,207	$—	$261,676,476
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	180,000	—	—	180,000
	$1,928,269	$259,928,207	$—	$261,856,476
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$20,286	$—	$20,286

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
12

Statements of Assets and Liabilities (unaudited)
January 31, 2025

	iShares China Large-Cap ETF	iShares MSCI China A ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$7,341,594,311	$261,676,476
Investments, at value—affiliated(c)	66,684,987	180,000
Cash	2,598	—
Cash pledged for futures contracts	2,826,000	110,000
Foreign currency, at value(d)	31,516,106	1,235,469
Receivables:
Securities lending income—affiliated	189,701	—
Dividends—unaffiliated	10,686,074	—
Dividends—affiliated	13,643	609
Variation margin on futures contracts	1,136,210	19,526
Total assets	7,454,649,630	263,222,080
LIABILITIES
Bank overdraft	—	10,061
Collateral on securities loaned, at value	58,697,796	—
Payables:
Investments purchased	13,509,852	—
Capital shares redeemed	417,333	—
Investment advisory fees	4,406,338	133,072
Total liabilities	77,031,319	143,133
Commitments and contingent liabilities
NET ASSETS	$7,377,618,311	$263,078,947
NET ASSETS CONSIST OF
Paid-in capital	$12,176,313,559	$367,869,623
Accumulated loss	(4,798,695,248)	(104,790,676)
NET ASSETS	$7,377,618,311	$263,078,947
NET ASSET VALUE
Shares outstanding	231,600,000	9,600,000
Net asset value	$31.86	$27.40
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$7,933,239,626	$201,562,392
(b) Securities loaned, at value	$55,658,571	$—
(c) Investments, at cost—affiliated	$66,688,920	$180,000
(d) Foreign currency, at cost	$31,532,774	$1,240,701
See notes to financial statements.
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended January 31, 2025

	iShares China Large-Cap ETF	iShares MSCI China A ETF
INVESTMENT INCOME
Dividends—unaffiliated	$69,645,981	$2,543,256
Dividends—affiliated	88,451	50,318
Interest—unaffiliated	70,694	2,429
Securities lending income—affiliated—net	610,540	—
Foreign taxes withheld	(6,488,702)	(269,902)
Total investment income	63,926,964	2,326,101
EXPENSES
Investment advisory	24,750,898	891,778
Interest expense	1,774	—
Commitment costs	—	1,512
Total expenses	24,752,672	893,290
Net investment income	39,174,292	1,432,811
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(231,796,203)	(13,095,442)
Investments—affiliated	(3,629)	—
Foreign currency transactions	135,891	8,799
Futures contracts	639,863	(1,842)
In-kind redemptions—unaffiliated(a)	501,039,306	—
	270,015,228	(13,088,485)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	91,910,700	32,113,416
Investments—affiliated	(5,624)	—
Foreign currency translations	15,492	(5,672)
Futures contracts	2,503,580	20,585
	94,424,148	32,128,329
Net realized and unrealized gain	364,439,376	19,039,844
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$403,613,668	$20,472,655
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
14

Statements of Changes in Net Assets

	iShares China Large-Cap ETF		iShares MSCI China A ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$39,174,292	$122,712,791	$1,432,811	$5,534,405
Net realized gain (loss)	270,015,228	(523,136,848)	(13,088,485)	(16,630,997)
Net change in unrealized appreciation (depreciation)	94,424,148	(333,532,527)	32,128,329	(35,415,814)
Net increase (decrease) in net assets resulting from operations	403,613,668	(733,956,584)	20,472,655	(46,512,406)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(106,909,515)(b)	(126,376,186)	(5,990,160)(b)	(8,466,171)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	2,831,522,429	(583,066,848)	(20,342,566)	(5,070,413)
NET ASSETS
Total increase (decrease) in net assets	3,128,226,582	(1,443,399,618)	(5,860,071)	(60,048,990)
Beginning of period	4,249,391,729	5,692,791,347	268,939,018	328,988,008
End of period	$7,377,618,311	$4,249,391,729	$263,078,947	$268,939,018

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares China Large-Cap ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of period	$25.75	$30.39	$30.37	$40.36	$41.57	$41.63
Net investment income(a)	0.17	0.67	0.62	0.75	0.88	0.89
Net realized and unrealized gain (loss)(b)	6.39	(4.62)	0.15	(10.16)	(1.26)	0.17
Net increase (decrease) from investment operations	6.56	(3.95)	0.77	(9.41)	(0.38)	1.06
Distributions from net investment income(c)	(0.45)(d)	(0.69)	(0.75)	(0.58)	(0.83)	(1.12)
Net asset value, end of period	$31.86	$25.75	$30.39	$30.37	$40.36	$41.57
Total Return(e)
Based on net asset value	25.52%(f)	(12.73)%	2.71%	(23.54)%	(1.13)%	2.59%
Ratios to Average Net Assets(g)
Total expenses	0.72%(h)	0.74%	0.74%	0.74%	0.74%	0.74%
Net investment income	1.14%(h)	2.63%	2.19%	2.12%	1.90%	2.18%
Supplemental Data
Net assets, end of period (000)	$7,377,618	$4,249,392	$5,692,791	$5,293,695	$4,812,487	$3,429,710
Portfolio turnover rate(i)	9%	18%	23%	29%	62%	18%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
16

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI China A ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of period	$25.61	$31.18	$35.39	$41.70	$36.39	$28.68
Net investment income(a)	0.13	0.61	0.54	0.46	0.52	0.59
Net realized and unrealized gain (loss)(b)	2.28	(5.07)	(3.92)	(6.29)	5.22	7.47
Net increase (decrease) from investment operations	2.41	(4.46)	(3.38)	(5.83)	5.74	8.06
Distributions from net investment income(c)	(0.62)(d)	(1.11)	(0.83)	(0.48)	(0.43)	(0.35)
Net asset value, end of period	$27.40	$25.61	$31.18	$35.39	$41.70	$36.39
Total Return(e)
Based on net asset value	9.35%(f)	(14.19)%	(9.55)%	(14.18)%	15.79%	28.40%
Ratios to Average Net Assets(g)
Total expenses	0.60%(h)	0.60%	0.60%	0.60%	0.60%	0.63%
Total expenses after fees waived	0.60%(h)	0.44%	0.24%	0.24%	0.24%	0.24%
Net investment income	0.96%(h)	2.28%	1.70%	1.15%	1.24%	1.98%
Supplemental Data
Net assets, end of period (000)	$263,079	$268,939	$328,988	$550,305	$627,526	$484,005
Portfolio turnover rate(i)	28%(j)	73%(j)	26%(j)	64%	38%(j)	31%(j)
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars ("cash creations").
(j) Portfolio turnover rate excluding cash creations was as follows:	6%	15%	13%	—	24%	28%
See notes to financial statements.
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
China Large-Cap	Non-diversified
MSCI China A	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Notes to Financial Statements
18

Notes to Financial Statements (unaudited) (continued)
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
China Large-Cap
Barclays Capital, Inc.	$2,412,685	$(2,412,685)	$—	$—
Citigroup Global Markets, Inc.	1,855,582	(1,855,582)	—	—
Goldman Sachs & Co. LLC	919,913	(919,913)	—	—
HSBC Bank PLC	20,979,918	(20,979,918)	—	—
JPMorgan Securities LLC	1,839,826	(1,839,826)	—	—
Morgan Stanley	27,650,647	(27,650,647)	—	—
	$55,658,571	$(55,658,571)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Notes to Financial Statements
20

Notes to Financial Statements (unaudited) (continued)
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the iShares China Large-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Average Daily Net Assets	Investment Advisory Fees
First $6 billion	0.74%
Over $6 billion, up to and including $9 billion	0.67
Over $9 billion, up to and including $12 billion	0.60
Over $12 billion	0.54
For its investment advisory services to the iShares MSCI China A ETF, BFA is entitled to an annual investment advisory fee of 0.60%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
China Large-Cap	$137,564
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended January 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
China Large-Cap	$20,602,471	$34,570,008	$(15,492,857)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended January 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
China Large-Cap	$6,457,483,821	$549,749,818
MSCI China A	83,001,901	108,232,863
For the six months ended January 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
China Large-Cap	$369,392,210	$3,446,583,721
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of July 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
China Large-Cap	$(4,065,806,628)
MSCI China A	(130,711,001)
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
Notes to Financial Statements
22

Notes to Financial Statements (unaudited) (continued)
As of January 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
China Large-Cap	$8,439,506,573	$358,426,498	$(1,387,026,387)	$(1,028,599,889)
MSCI China A	222,839,866	65,039,831	(26,002,935)	39,036,896
9. LINE OF CREDIT
The iShares MSCI China A ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended January 31, 2025, the Fund did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The iShares MSCI China A ETF invests in A-shares (i.e., equity securities of companies based in the People’s Republic of China (“China” or “PRC”) that trade on the Shanghai Stock Exchange and Shenzhen Stock Exchange) primarily through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (together, “Stock Connect”). Investing in A-shares through Stock Connect is subject to trading, clearance and settlement procedures, which could pose risks to the Fund. Trading through Stock Connect is subject to a daily quota, which limits the maximum net purchases under Stock Connect each day. The daily quota may restrict the Fund’s ability to invest in A-shares on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Additionally, the Fund may be subject to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. The A-shares market has a higher propensity for trading suspensions than many other global equity markets.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund's investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
The Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.  Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
The Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Notes to Financial Statements
24

Notes to Financial Statements (unaudited) (continued)
Transactions in capital shares were as follows:
	Six Months Ended 01/31/25		Year Ended 07/31/24
iShares ETF	Shares	Amount	Shares	Amount
China Large-Cap
Shares sold	184,350,000	$6,356,890,764	4,350,000	$99,261,615
Shares redeemed	(117,750,000)	(3,525,368,335)	(26,700,000)	(682,328,463)
	66,600,000	$2,831,522,429	(22,350,000)	$(583,066,848)
MSCI China A
Shares sold	2,300,000	$71,299,458	5,900,000	$153,259,514
Shares redeemed	(3,200,000)	(91,642,024)	(5,950,000)	(158,329,927)
	(900,000)	$(20,342,566)	(50,000)	$(5,070,413)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
26

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
JSC	Joint Stock Company
NVS	Non-Voting Shares
27
2025 iShares Semi-Annual Financial Statements and Additional Information

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited or MSCI Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

January 31, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares Core MSCI EAFE ETF | IEFA | Cboe BZX Exchange
• iShares Core MSCI Europe ETF | IEUR | NYSE Arca
• iShares Core MSCI International Developed Markets ETF | IDEV | NYSE Arca
• iShares Core MSCI Pacific ETF | IPAC | NYSE Arca
• iShares Core MSCI Total International Stock ETF | IXUS | NASDAQ

Schedule of Investments (unaudited)
January 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.6%
Abacus Group	3,381,144	$2,406,462
Abacus Storage King	3,380,492	2,433,523
Accent Group Ltd.	2,070,000	2,804,863
AGL Energy Ltd.	3,921,195	27,892,565
ALS Ltd.	3,043,445	30,683,192
Amotiv Ltd.(a)	968,914	6,448,881
AMP Ltd.	16,883,180	18,602,029
Ampol Ltd.	1,510,320	27,101,025
Ansell Ltd.	910,470	19,795,470
ANZ Group Holdings Ltd.	18,635,622	351,907,071
APA Group	8,256,317	34,818,814
ARB Corp. Ltd.	552,142	13,382,274
Arena REIT	2,437,299	5,834,484
Aristocrat Leisure Ltd.	3,571,623	166,079,023
ASX Ltd.	1,197,130	46,938,820
Atlas Arteria Ltd.	7,030,146	21,951,319
AUB Group Ltd.	661,482	13,038,006
Audinate Group Ltd.(a)(b)	442,373	2,045,048
Aurizon Holdings Ltd.	11,186,602	22,639,674
Aussie Broadband Ltd.	1,386,336	3,376,097
Austal Ltd.(b)	2,335,360	5,531,550
Bank of Queensland Ltd.	3,951,014	17,019,696
Bapcor Ltd.	2,302,386	7,081,653
Beach Energy Ltd.	9,902,834	9,284,257
Bega Cheese Ltd.	1,976,297	7,070,091
Bellevue Gold Ltd.(a)(b)	8,404,511	6,402,128
Bendigo & Adelaide Bank Ltd.	3,513,304	29,483,028
BHP Group Ltd.	31,880,184	782,967,209
BlueScope Steel Ltd.	2,743,660	35,827,494
Boss Energy Ltd. (a)(b)	2,674,869	5,384,931
Brambles Ltd.	8,771,101	107,187,127
Breville Group Ltd.	638,631	15,043,560
Brickworks Ltd.	478,193	7,700,085
BWP Trust	3,646,596	7,653,018
Capricorn Metals Ltd.(b)	2,149,989	10,130,034
CAR Group Ltd.	2,433,666	60,645,485
Centuria Capital Group	3,812,212	4,189,567
Centuria Industrial REIT	3,788,946	6,866,622
Centuria Office REIT	955,261	691,354
Challenger Ltd.	3,338,199	12,965,700
Champion Iron Ltd.	2,407,636	8,180,443
Charter Hall Group	2,990,922	28,757,783
Charter Hall Long Wale REIT	4,392,388	10,518,664
Charter Hall Retail REIT	3,017,171	6,059,177
Charter Hall Social Infrastructure REIT	563,995	899,756
Clarity Pharmaceuticals Ltd.(a)(b)	1,281,801	2,900,449
Cleanaway Waste Management Ltd.	14,039,866	24,040,152
Clinuvel Pharmaceuticals Ltd.(a)	249,869	1,873,078
Cochlear Ltd.	412,681	81,224,534
Codan Ltd./Australia	703,218	6,948,385
Coles Group Ltd.	8,445,302	101,799,347
Collins Foods Ltd.	578,598	2,689,306
Commonwealth Bank of Australia	10,503,027	1,036,461,733
Computershare Ltd.	3,382,498	73,528,895
Coronado Global Resources Inc.(c)	4,489,817	1,811,990
Corporate Travel Management Ltd.	818,610	7,754,198
Credit Corp. Group Ltd.	419,381	4,001,071
Cromwell Property Group	13,703,075	3,301,702
CSL Ltd.	3,052,988	527,076,301
Data#3 Ltd.	722,729	3,101,283
Security	Shares	Value
Australia (continued)
De Grey Mining Ltd.(b)	13,523,990	$16,574,447
Deep Yellow Ltd.(b)	5,620,660	4,615,660
Deterra Royalties Ltd.	2,783,229	6,960,200
Dexus	6,616,931	29,513,463
Dexus Industria REIT	540,746	912,131
Dicker Data Ltd.(a)	482,574	2,568,170
Domain Holdings Australia Ltd.	2,298,765	3,878,037
Domino's Pizza Enterprises Ltd.	429,911	7,952,853
Downer EDI Ltd.	4,346,754	15,298,554
DroneShield Ltd.(a)(b)	4,996,201	2,065,082
Eagers Automotive Ltd.	886,027	7,042,906
Elders Ltd.	1,201,631	5,293,823
Emerald Resources NL(b)	3,432,197	9,037,118
Endeavour Group Ltd./Australia	9,605,082	25,054,725
Evolution Mining Ltd.	12,706,112	44,154,891
EVT Ltd.	645,735	4,681,423
Firefinch Ltd., NVS(d)	5,815,203	325,378
FleetPartners Group Ltd., NVS(b)	1,566,315	2,722,210
Flight Centre Travel Group Ltd.	1,197,208	13,197,195
Fortescue Ltd.	10,652,162	124,751,399
G8 Education Ltd.(a)	4,737,240	4,093,747
Genesis Minerals Ltd.(a)(b)	6,511,368	12,633,206
Gold Road Resources Ltd.	7,273,759	11,023,056
Goodman Group	10,834,423	241,609,311
GPT Group (The)	12,325,977	34,991,543
GrainCorp Ltd., Class A	1,372,640	6,382,721
Growthpoint Properties Australia Ltd.	835,441	1,243,744
Guzman y Gomez Ltd.(a)(b)	125,134	3,067,075
Hansen Technologies Ltd.	734,690	2,483,268
Harvey Norman Holdings Ltd.	3,497,411	11,193,977
Healius Ltd.(a)(b)	4,090,605	3,614,770
Helia Group Ltd.	2,667,235	7,967,164
HMC Capital Ltd.	1,530,276	8,886,262
HomeCo Daily Needs REIT	10,748,521	7,860,922
HUB24 Ltd.	503,109	24,907,483
IDP Education Ltd.	1,655,355	13,562,615
IGO Ltd.	4,262,809	12,818,112
Iluka Resources Ltd.	2,681,797	7,244,605
Imdex Ltd.(a)	2,886,547	4,683,252
Incitec Pivot Ltd.	11,760,228	21,723,937
Ingenia Communities Group	2,226,821	7,847,601
Inghams Group Ltd.	2,287,030	4,551,406
Insignia Financial Ltd.	3,656,216	9,937,259
Insurance Australia Group Ltd.	14,926,443	84,651,609
IPH Ltd.	1,728,587	5,337,018
IRESS Ltd.(b)	1,186,361	6,867,758
James Hardie Industries PLC(b)	2,721,947	91,487,531
JB Hi-Fi Ltd.	700,867	43,728,031
Johns Lyng Group Ltd.	1,421,199	3,254,625
Judo Capital Holdings Ltd.(b)	4,418,497	5,467,994
Jumbo Interactive Ltd.	237,315	1,930,128
Karoon Energy Ltd.(a)	5,245,560	5,072,278
Kelsian Group Ltd.	984,710	2,309,861
Lendlease Corp. Ltd.	4,095,703	16,316,163
Leo Lithium Ltd.(a)(d)	5,416,655	784,972
Lifestyle Communities Ltd.(a)	617,962	3,732,728
Liontown Resources Ltd.(a)(b)	9,432,031	3,873,160
Lottery Corp. Ltd. (The)	14,116,558	43,885,968
Lovisa Holdings Ltd.	408,768	7,291,570
Lynas Rare Earths Ltd.(a)(b)	5,561,276	21,555,676
MA Financial Group Ltd.	360,657	1,479,393
Maas Group Holdings Ltd.(a)	345,815	972,812

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Australia (continued)
MAC Copper Ltd.(a)(b)	427,236	$4,523,442
Macquarie Group Ltd.	2,265,582	335,153,287
Magellan Financial Group Ltd.	1,076,306	6,933,804
McMillan Shakespeare Ltd.	507,367	4,826,871
Medibank Pvt Ltd.	17,463,896	43,060,976
Megaport Ltd.(a)(b)	1,004,091	5,238,259
Mesoblast Ltd.(a)(b)	5,037,974	9,798,703
Metcash Ltd.	6,620,710	12,934,643
Mineral Resources Ltd.(a)	1,111,870	23,720,054
Mirvac Group	24,655,528	29,826,329
Monadelphous Group Ltd.	656,993	6,373,833
Myer Holdings Ltd.	4,976,172	2,807,789
Nanosonics Ltd.(a)(b)	1,600,639	3,397,246
National Australia Bank Ltd.	19,243,596	474,193,951
National Storage REIT	8,319,252	11,498,399
Netwealth Group Ltd.	789,358	15,258,789
Neuren Pharmaceuticals Ltd., NVS(a)(b)	744,556	6,604,292
New Hope Corp. Ltd.	3,503,095	10,444,060
NEXTDC Ltd.(b)	4,202,835	38,220,466
nib holdings Ltd.	2,942,769	10,473,738
Nick Scali Ltd.(a)	423,292	4,230,826
Nickel Industries Ltd.	11,304,688	5,270,931
Nine Entertainment Co. Holdings Ltd.	9,578,636	7,993,995
Northern Star Resources Ltd.	7,365,039	77,949,513
NRW Holdings Ltd.	2,523,885	5,314,782
Nufarm Ltd./Australia	1,985,712	4,445,129
Nuix Ltd.(b)	1,288,617	3,557,728
Objective Corp. Ltd.	41,391	423,904
oOh!media Ltd.	3,978,629	2,867,646
Ora Banda Mining Ltd.(a)(b)	7,347,255	3,754,553
Orica Ltd.	3,060,720	33,178,239
Origin Energy Ltd.	10,849,953	69,975,365
Orora Ltd.	8,525,230	12,407,907
Paladin Energy Ltd.(a)(b)	2,569,185	13,948,336
Perenti Ltd.	3,751,528	3,246,230
Perpetual Ltd.	670,090	8,850,935
Perseus Mining Ltd.	9,356,194	16,325,754
PEXA Group Ltd.(b)	932,189	7,538,959
Pilbara Minerals Ltd.(a)(b)	19,299,498	27,068,621
Pinnacle Investment Management Group Ltd.	909,733	14,263,659
PolyNovo Ltd.(b)	4,064,333	5,165,791
Premier Investments Ltd.	691,135	10,123,549
Pro Medicus Ltd.(a)	374,776	64,137,602
PWR Holdings Ltd.(a)	483,222	2,457,428
Qantas Airways Ltd.(b)	5,240,600	30,368,554
QBE Insurance Group Ltd.	9,430,336	121,724,446
Qube Holdings Ltd.	10,248,427	26,300,719
Ramelius Resources Ltd.	7,685,534	11,581,589
Ramsay Health Care Ltd.	1,157,496	24,045,395
REA Group Ltd.	337,363	51,744,131
Reece Ltd.	1,406,357	20,603,149
Region RE Ltd.	7,385,933	9,919,060
Regis Healthcare Ltd.	1,059,555	4,280,048
Regis Resources Ltd.(b)	5,041,574	9,394,557
Reliance Worldwide Corp. Ltd.	5,377,158	17,903,995
Resolute Mining Ltd.(b)	7,777,604	1,965,564
Rio Tinto Ltd.	2,419,700	174,269,033
Rural Funds Group(a)	772,477	775,130
Sandfire Resources Ltd.(b)	3,182,320	19,300,009
Santos Ltd.	20,682,216	89,553,061
Scentre Group	32,501,568	73,553,339
SEEK Ltd.	2,265,786	31,856,376
Security	Shares	Value
Australia (continued)
SG Fleet Group Ltd.(a)	457,268	$977,935
SGH Ltd.	1,276,789	37,669,322
Sigma Healthcare Ltd.(a)	9,177,172	16,221,905
Silex Systems Ltd.(b)	1,123,911	4,261,298
Sims Ltd.	1,066,275	8,658,890
SiteMinder Ltd.(b)	1,526,796	5,618,032
SmartGroup Corp. Ltd.	720,162	3,551,363
Sonic Healthcare Ltd.	2,873,161	50,474,951
South32 Ltd.	28,486,479	58,492,657
Spartan Resources Ltd/Australia(a)(b)	5,026,374	4,154,234
Stanmore Resources Ltd.	1,966,176	3,169,928
Star Entertainment Group Ltd. (The)(a)(b)	14,360,729	1,051,146
Steadfast Group Ltd.	6,799,153	24,425,483
Stockland	14,962,130	47,400,085
Suncorp Group Ltd.	7,885,400	101,098,979
Super Retail Group Ltd.	1,032,258	9,944,859
Tabcorp Holdings Ltd.	13,155,695	5,493,526
Technology One Ltd.	1,874,319	35,636,853
Telix Pharmaceuticals Ltd.(b)	1,618,307	29,069,173
Telstra Group Ltd.	25,070,091	61,205,874
Temple & Webster Group Ltd.(a)(b)	648,158	5,737,508
Transurban Group	19,415,823	159,929,584
Treasury Wine Estates Ltd.	5,140,698	34,103,331
Vault Minerals Ltd.(b)	41,936,311	9,937,398
Ventia Services Group Pty. Ltd.	5,456,988	12,828,235
Vicinity Ltd.	24,030,235	32,567,482
Viva Energy Group Ltd.(c)	7,021,796	11,187,976
Vulcan Steel Ltd.(a)	437,483	1,955,037
WA1 Resources Ltd., NVS(a)(b)	229,592	1,916,203
Washington H Soul Pattinson & Co. Ltd.	1,518,249	32,034,439
Waypoint REIT Ltd.	4,162,887	6,239,337
WEB Travel Group Ltd.(b)	2,522,511	7,903,406
Wesfarmers Ltd.	7,136,279	336,149,933
West African Resources Ltd.(b)	6,771,140	6,854,815
Westgold Resources Ltd.	5,779,956	9,105,236
Westpac Banking Corp.	21,574,912	447,654,211
Whitehaven Coal Ltd.	5,309,527	19,951,913
WiseTech Global Ltd.	1,157,022	87,589,686
Woodside Energy Group Ltd.	11,991,483	182,759,585
Woolworths Group Ltd.	7,678,430	144,366,039
Worley Ltd.	3,014,353	26,784,411
Xero Ltd.(b)	919,409	103,484,121
Yancoal Australia Ltd., NVS	2,477,812	9,877,081
Zip Co. Ltd.(b)	8,012,136	11,895,780
		9,423,471,160
Austria — 0.3%
ams-OSRAM AG(a)(b)	623,752	4,629,490
ANDRITZ AG	419,747	23,766,377
AT&S Austria Technologie & Systemtechnik AG(a)(b)	157,180	2,150,743
BAWAG Group AG(c)	528,664	47,789,870
CA Immobilien Anlagen AG(a)	303,657	7,516,231
DO & CO AG(b)	47,376	9,495,370
Erste Group Bank AG	2,101,590	129,203,289
EVN AG	232,907	5,614,928
Immofinanz AG(a)(b)	264,956	4,628,734
Lenzing AG(a)(b)	132,062	3,425,029
Oesterreichische Post AG	213,135	6,438,472
OMV AG	924,060	38,052,233
Palfinger AG	20,535	485,709
Porr AG	21,812	460,078
Raiffeisen Bank International AG	837,364	18,938,920
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Austria (continued)
Schoeller-Bleckmann Oilfield Equipment AG(a)	45,858	$1,635,802
UNIQA Insurance Group AG	873,967	7,392,486
Verbund AG	421,075	32,368,611
Vienna Insurance Group AG Wiener Versicherung Gruppe	266,155	8,932,135
voestalpine AG	686,532	14,358,752
Wienerberger AG	709,378	20,708,173
		387,991,432
Belgium — 1.0%
Ackermans & van Haaren NV	136,763	26,541,119
Aedifica SA	292,756	17,637,506
Ageas SA	991,804	51,091,353
Anheuser-Busch InBev SA	5,638,847	277,861,915
Argenx SE(b)	376,436	248,499,385
Azelis Group NV	994,574	20,374,714
Barco NV	452,914	4,496,103
Bekaert SA	254,535	8,885,774
bpost SA	584,191	1,125,328
Cofinimmo SA	215,416	12,144,844
Colruyt Group NV	297,744	10,965,230
Deme Group NV	48,607	6,821,518
D'ieteren Group	143,248	24,028,001
Elia Group SA	201,370	13,588,664
Fagron	495,960	9,837,414
Galapagos NV(a)(b)	274,807	6,317,102
Groupe Bruxelles Lambert NV	580,237	40,280,024
KBC Ancora	281,616	15,143,373
KBC Group NV	1,436,414	110,184,084
Kinepolis Group NV(a)	104,726	4,188,180
Lotus Bakeries NV	2,540	27,093,977
Melexis NV	133,056	8,019,393
Montea NV	97,182	6,717,054
Ontex Group NV(b)	423,991	3,597,960
Proximus SADP	842,251	4,666,092
Recticel SA	158,430	1,658,672
Retail Estates NV	59,554	3,552,427
Shurgard Self Storage Ltd.(a)	166,385	6,158,469
Sofina SA	96,338	24,011,924
Solvay SA	449,703	13,744,597
Syensqo SA	466,095	36,725,347
Tessenderlo Group SA(a)	226,693	4,950,358
UCB SA	797,209	155,099,612
Umicore SA	1,242,856	12,511,729
Vastned NV	126,706	3,759,323
VGP NV	84,327	7,197,572
Warehouses De Pauw CVA	1,124,266	24,149,241
Xior Student Housing NV	184,415	5,888,889
		1,259,514,267
Denmark — 2.6%
ALK-Abello A/S(b)	898,501	20,232,357
Alm Brand A/S	5,566,805	11,599,824
Ambu A/S, Class B	1,173,418	21,842,157
AP Moller - Maersk A/S, Class A	17,302	25,038,499
AP Moller - Maersk A/S, Class B, NVS	29,322	43,305,010
Bavarian Nordic A/S(a)(b)	493,581	13,555,243
Carlsberg A/S, Class B	588,724	61,663,598
cBrain A/S	60,791	1,633,837
Chemometec A/S(a)	99,434	7,701,774
Coloplast A/S, Class B	801,244	92,277,295
D/S Norden A/S	146,963	4,178,467
Danske Bank A/S	4,261,353	127,233,702
Security	Shares	Value
Denmark (continued)
Demant A/S(b)	551,318	$22,134,685
DFDS A/S(a)	223,666	3,324,343
DSV A/S	1,283,979	255,786,826
FLSmidth & Co. A/S	306,072	15,888,392
Genmab A/S(b)	398,329	78,294,337
GN Store Nord A/S(a)(b)	848,828	17,383,965
H Lundbeck A/S	1,641,945	10,061,715
H Lundbeck A/S, Class A	411,318	2,055,647
ISS A/S(a)	890,754	16,834,305
Jyske Bank A/S, Registered	271,843	19,661,028
Matas A/S	321,594	6,176,771
Netcompany Group A/S(a)(b)(c)	277,852	11,305,474
Nilfisk Holding A/S(b)	102,000	1,599,488
NKT A/S(b)	340,442	22,758,534
Novo Nordisk A/S, Class B	20,252,959	1,709,848,024
Novonesis (Novozymes) B, Class B	2,246,258	128,784,776
NTG Nordic Transport Group A/S(a)(b)	66,191	2,186,326
Orsted A/S(a)(b)(c)	1,053,534	40,624,835
Pandora A/S	520,203	99,524,316
Per Aarsleff Holding A/S	148,146	9,545,782
Ringkjoebing Landbobank A/S	190,070	31,001,961
Rockwool A/S, Class B	58,764	20,809,222
Royal Unibrew A/S	312,927	21,631,520
Scandinavian Tobacco Group A/S(c)	385,750	5,544,958
Schouw & Co. A/S	86,605	6,727,702
Spar Nord Bank A/S	604,596	17,482,375
Svitzer Group A/S, NVS(a)(b)	95,555	2,811,563
Sydbank A/S	375,619	19,957,680
TORM PLC, Class A	342,939	6,826,911
Tryg A/S	2,113,411	42,814,633
Vestas Wind Systems A/S(b)	6,351,624	87,364,244
Zealand Pharma A/S(b)	407,654	41,424,307
		3,208,438,408
Finland — 1.0%
Cargotec OYJ, Class B	256,829	12,771,412
Citycon OYJ	613,813	2,173,380
Elisa OYJ	900,482	38,805,021
Finnair OYJ(a)(b)	174,987	450,984
Fortum OYJ	2,827,518	41,082,427
Harvia OYJ	5,863	288,604
Huhtamaki OYJ	624,462	23,056,606
Kalmar OYJ, Class B(b)	257,142	8,644,832
Kemira OYJ	760,727	16,793,718
Kempower OYJ(a)(b)	107,361	1,198,410
Kesko OYJ, Class B	1,748,253	33,533,989
Kojamo OYJ(b)	815,939	8,477,000
Kone OYJ, Class B	2,148,371	111,201,692
Konecranes OYJ	428,088	25,753,418
Mandatum OYJ	2,787,326	13,778,360
Marimekko OYJ	72,326	961,898
Metsa Board OYJ, Class B	1,228,319	6,141,149
Metso OYJ	4,073,707	40,434,475
Neste OYJ	2,675,962	33,907,869
Nokia OYJ	33,509,952	158,014,343
Nokian Renkaat OYJ	781,456	6,503,682
Nordea Bank Abp	19,682,489	234,104,555
Orion OYJ, Class B	695,458	37,761,655
Outokumpu OYJ(a)	2,217,990	7,097,755
Puuilo OYJ	213,770	2,268,657
QT Group OYJ(a)(b)	122,380	10,028,092
Revenio Group OYJ	126,257	4,052,492
Sampo OYJ, Class A	2,787,503	115,068,932

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Finland (continued)
Sampo OYJ, Class A(b)	337,260	$13,936,018
Stora Enso OYJ, Class R	3,724,018	41,244,461
TietoEVRY OYJ	615,319	11,861,990
Tokmanni Group Corp.	224,207	3,248,764
UPM-Kymmene OYJ	3,352,217	98,856,523
Valmet OYJ	963,142	26,259,277
Wartsila OYJ Abp	3,173,796	59,953,610
YIT OYJ(b)	1,128,826	2,969,769
		1,252,685,819
France — 10.3%
Accor SA	1,228,185	63,140,628
Aeroports de Paris SA	239,390	27,278,941
Air France-KLM, NVS(a)(b)	718,088	5,943,044
Air Liquide SA	3,622,943	632,862,281
Airbus SE	3,727,397	644,733,158
Alstom SA(b)	2,172,301	42,996,104
Altarea SCA(a)	20,033	2,094,850
Alten SA	187,155	17,215,375
Amundi SA(c)	354,677	24,967,767
Antin Infrastructure Partners SA	204,562	2,391,823
Aperam SA	333,481	9,203,076
ArcelorMittal SA	3,016,969	75,198,334
Arkema SA	360,330	28,718,221
Assystem SA(a)	39,314	1,580,394
Aubay	3,120	150,182
AXA SA	10,975,560	416,381,502
Beneteau SACA(a)	175,975	1,677,620
BioMerieux	255,564	31,017,835
BNP Paribas SA	6,399,732	437,163,589
Bollore SE	4,387,364	25,920,548
Bouygues SA	1,316,154	41,835,767
Bureau Veritas SA	1,982,699	61,962,604
Canal+ SA, NVS(b)	4,456,104	10,152,410
Capgemini SE	978,573	177,822,688
Carmila SA	375,017	6,497,014
Carrefour SA	3,578,970	50,990,966
Cie de Saint-Gobain SA	2,860,806	268,267,501
Cie Generale des Etablissements Michelin SCA	4,183,815	145,500,553
Cie. des Alpes	15,118	256,581
Coface SA	705,510	11,376,181
Covivio SA/France	315,887	16,787,254
Credit Agricole SA	6,623,234	99,708,740
Danone SA	4,043,005	283,192,035
Dassault Aviation SA	124,414	28,074,361
Dassault Systemes SE	4,179,289	163,167,048
Derichebourg SA	760,729	4,240,807
Edenred SE	1,529,622	52,772,299
Eiffage SA	456,309	40,765,225
Elior Group SA(b)(c)	772,732	2,091,451
Elis SA	1,158,238	23,711,348
Engie SA	11,430,213	188,688,609
Equasens(a)	30,650	1,197,433
Eramet SA	56,476	3,152,893
EssilorLuxottica SA	1,867,718	512,611,359
Esso SA Francaise	13,082	1,515,231
Etablissements Maurel et Prom SA	376,334	2,410,153
Eurazeo SE	257,208	21,233,335
Eurofins Scientific SE	849,703	45,586,719
Euronext NV(c)	498,628	57,914,195
Eutelsat Communications SACA(a)(b)	990,283	1,777,263
Exosens SAS, NVS(b)	127,423	3,025,138
Fnac Darty SA	114,892	3,516,076
Security	Shares	Value
France (continued)
Forvia SE	943,936	$9,906,957
Gaztransport Et Technigaz SA	224,993	34,370,090
Gecina SA	282,965	27,624,595
Getlink SE	2,126,324	34,015,513
Hermes International SCA	199,240	560,394,202
ICADE	196,815	4,627,726
ID Logistics Group SACA(b)	18,495	7,736,201
Imerys SA	226,828	6,251,936
Interparfums SA	135,590	6,179,638
Ipsen SA	234,022	28,888,020
IPSOS SA	232,247	10,989,668
JCDecaux SE(b)	370,046	6,196,397
Kaufman & Broad SA	74,840	2,574,928
Kering SA	468,315	122,599,374
Klepierre SA	1,370,088	40,789,309
La Francaise des Jeux SAEM(c)	641,942	24,392,342
Legrand SA	1,657,683	169,005,474
LISI SA	127,448	3,625,422
L'Oreal SA	1,508,212	559,595,193
Louis Hachette Group, NVS(b)	4,456,104	5,959,667
LVMH Moet Hennessy Louis Vuitton SE	1,729,400	1,264,890,646
Mercialys SA	603,417	6,623,940
Mersen SA	179,232	4,049,406
Metropole Television SA	238,510	3,068,017
Neoen SA(c)	453,480	18,714,116
Nexans SA	196,353	19,159,170
Nexity SA(a)(b)	278,894	3,735,786
Opmobility	402,889	4,559,185
Orange SA	11,395,899	122,557,246
Orpea SA, NVS(a)(b)	446,228	2,939,529
Pernod Ricard SA	1,270,525	145,105,714
Peugeot Invest SA	39,653	3,082,136
Pierre Et Vacances SA, NVS(a)(b)	813,578	1,353,786
Pluxee NV, NVS	571,159	13,264,406
Publicis Groupe SA	1,423,912	151,435,762
Quadient SA	247,586	4,684,727
Remy Cointreau SA	142,040	8,141,144
Renault SA	1,202,946	61,756,513
Rexel SA	1,421,957	37,644,731
Rubis SCA	567,866	14,841,864
Safran SA	2,281,229	565,508,156
Sanofi SA	7,171,560	779,419,763
Sartorius Stedim Biotech	181,442	41,836,688
Schneider Electric SE	3,435,524	871,333,557
SCOR SE	934,651	23,878,522
SEB SA	154,821	14,729,671
Seche Environnement SACA, NVS	13,936	1,234,646
SES SA, Class A	2,179,415	7,080,811
Societe BIC SA	148,084	9,770,384
Societe Generale SA	4,495,443	145,517,650
Sodexo SA	548,348	40,502,576
SOITEC(b)	175,214	15,273,519
Sopra Steria Group SACA	98,662	18,342,455
SPIE SA	883,223	29,435,550
STMicroelectronics NV	4,285,975	95,752,748
Technip Energies NV	971,200	27,514,278
Teleperformance SE	349,563	32,733,680
Television Francaise 1 SA	423,582	3,340,122
Thales SA	608,058	98,429,511
TotalEnergies SE	13,550,907	785,033,175
Trigano SA	66,055	9,052,096
Ubisoft Entertainment SA(b)	601,258	6,937,531
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Unibail-Rodamco-Westfield, New	744,132	$62,303,623
Valeo SE	1,331,028	14,836,781
Vallourec SACA(b)	1,042,715	19,805,789
Valneva SE(a)(b)	967,978	2,732,083
Veolia Environnement SA	4,395,308	125,415,189
Verallia SA(c)	447,947	13,787,832
Vicat SACA	94,950	3,959,963
Vinci SA	3,136,933	339,456,544
Virbac SACA	31,280	10,500,052
Vivendi SE	4,456,104	12,595,136
Voltalia SA(a)(b)	187,487	1,385,408
VusionGroup(a)	41,934	7,180,810
Wavestone(a)	47,807	2,428,757
Wendel SE	151,900	15,011,310
Worldline SA/France(a)(b)(c)	1,461,207	12,930,738
X-Fab Silicon Foundries SE(a)(b)(c)	307,358	1,584,533
		12,648,338,622
Germany — 8.4%
1&1 AG	266,094	3,373,282
About You Holding SE(a)(b)	218,167	1,493,755
Adesso SE	20,307	2,015,200
adidas AG	1,022,505	269,593,549
Adtran Networks SE	107,184	2,229,414
Aixtron SE	715,673	9,943,350
Allianz SE, Registered	2,459,352	801,911,976
Amadeus Fire AG	22,227	1,814,870
Aroundtown SA(a)(b)	5,112,847	15,171,484
Atoss Software SE	55,148	6,583,415
Aurubis AG(a)	200,084	15,701,370
Auto1 Group SE(b)(c)	672,402	12,995,299
BASF SE	5,611,948	270,370,791
Bayer AG, Registered	6,188,213	138,471,354
Bayerische Motoren Werke AG	1,796,083	145,859,174
BayWa AG(a)(b)	95,091	889,800
Bechtle AG	503,833	16,910,563
Befesa SA(c)	233,916	5,072,387
Beiersdorf AG	636,255	85,114,363
Bilfinger SE	213,263	10,969,205
Brenntag SE	837,131	52,672,250
CANCOM SE(a)	219,335	5,759,550
Carl Zeiss Meditec AG, Bearer	255,710	15,577,628
Ceconomy AG(b)	780,660	2,413,326
Cewe Stiftung & Co. KGaA	53,040	5,623,424
Commerzbank AG	6,037,504	116,578,466
CompuGroup Medical SE & Co. KgaA	169,600	4,055,633
Continental AG	697,534	49,575,920
Covestro AG, NVS(b)	1,147,931	70,618,237
CTS Eventim AG & Co. KGaA	394,572	38,475,249
CureVac NV(a)(b)	586,961	2,237,148
Daimler Truck Holding AG	3,135,944	138,098,939
Delivery Hero SE, Class A(a)(b)(c)	1,198,790	30,981,680
Dermapharm Holding SE(a)	112,791	4,638,939
Deutsche Bank AG, Registered	11,900,357	232,923,710
Deutsche Boerse AG	1,185,874	292,955,664
Deutsche Lufthansa AG, Registered(a)	3,741,838	24,272,423
Deutsche Pfandbriefbank AG(a)(b)(c)	810,485	4,599,843
Deutsche Post AG, Registered	6,398,003	230,346,095
Deutsche Telekom AG, Registered	21,960,576	736,754,488
Deutz AG(a)	922,534	4,462,514
Duerr AG	335,952	8,274,808
E.ON SE	14,125,815	167,317,640
Eckert & Ziegler SE	94,979	5,364,538
Security	Shares	Value
Germany (continued)
Elmos Semiconductor SE	48,660	$3,572,016
Energiekontor AG(a)	32,362	1,492,691
Evonik Industries AG	1,621,591	30,450,021
Evotec SE(a)(b)	960,044	8,614,967
Fielmann Group AG	150,181	6,820,614
flatexDEGIRO AG	514,580	8,718,026
Fraport AG Frankfurt Airport Services Worldwide(b)	231,222	13,773,976
Freenet AG	773,314	23,858,600
Fresenius Medical Care AG & Co. KGaA	1,294,837	64,320,761
Fresenius SE & Co. KGaA(b)	2,670,125	102,173,709
GEA Group AG	1,035,213	54,635,549
Gerresheimer AG	218,716	15,318,935
GFT Technologies SE(a)	89,711	2,107,659
Grand City Properties SA(b)	585,677	6,762,813
Grenke AG	153,985	2,676,819
Hamborner REIT AG	643,895	4,292,711
Hannover Rueck SE	378,131	99,633,282
Heidelberg Materials AG	866,410	121,917,742
HelloFresh SE(a)(b)	981,644	10,800,675
Henkel AG & Co. KGaA	608,509	47,005,675
Hensoldt AG	399,883	16,078,085
Hornbach Holding AG & Co. KGaA	59,297	4,547,785
Hugo Boss AG	338,096	15,839,137
Hypoport SE(a)(b)	30,010	6,661,614
Infineon Technologies AG	8,216,194	270,136,123
IONOS Group SE(b)	73,239	1,871,385
Jenoptik AG	346,567	7,772,340
JOST Werke SE(c)	35,025	1,685,287
K+S AG, Registered(a)	1,146,522	15,955,832
KION Group AG	446,727	16,588,864
Kloeckner & Co. SE	421,909	2,145,892
Knorr-Bremse AG	466,335	36,858,911
Kontron AG(a)	324,043	6,591,742
Krones AG	98,575	13,450,900
Lanxess AG	542,714	14,738,825
LEG Immobilien SE	472,382	38,928,070
MBB SE	694	73,539
Mercedes-Benz Group AG	4,711,439	286,644,597
Merck KGaA	813,972	122,871,080
METRO AG	920,734	3,677,404
MTU Aero Engines AG	340,230	116,226,992
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	841,827	456,297,377
Nagarro SE(a)(b)	51,716	4,529,947
Nemetschek SE	363,946	43,484,657
Nordex SE(b)	806,438	9,310,214
Norma Group SE	217,844	3,746,938
Northern Data AG(a)(b)	26,652	1,229,757
Patrizia SE	348,484	2,910,630
Pfeiffer Vacuum Technology AG	42,148	6,779,600
PNE AG(a)	165,099	2,079,263
ProSiebenSat.1 Media SE(a)	1,008,484	5,794,148
Puma SE	664,961	20,866,613
Rational AG	32,549	28,923,936
Redcare Pharmacy NV(a)(b)(c)	90,975	11,406,608
RENK Group AG(b)	376,399	9,557,399
Rheinmetall AG	274,234	214,405,508
RWE AG	3,994,450	123,783,010
SAF-Holland SE	258,540	4,434,004
Salzgitter AG(a)	169,443	3,127,560
SAP SE	6,565,125	1,809,178,614

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Schaeffler AG(a)(b)	1,224,023	$5,455,069
Schott Pharma AG & Co. KGaA(a)	215,195	5,264,079
Scout24 SE(c)	478,745	46,554,068
Secunet Security Networks AG	9,303	1,225,669
SGL Carbon SE(b)	461,829	1,807,838
Siemens AG, Registered	4,785,769	1,025,954,306
Siemens Energy AG(b)	4,021,522	239,269,658
Siemens Healthineers AG(c)	1,785,517	101,339,087
Siltronic AG	109,956	5,027,858
Sixt SE(a)	91,543	7,434,172
SMA Solar Technology AG(a)	111,777	1,562,804
Stabilus SE	157,146	5,191,599
Stratec SE(a)	45,845	1,678,219
Stroeer SE & Co. KGaA	225,888	13,351,412
Suedzucker AG(a)	456,674	5,026,528
SUESS MicroTec SE	122,189	5,456,627
Symrise AG, Class A	843,953	86,415,754
TAG Immobilien AG(b)	1,120,195	16,647,737
Takkt AG(a)	220,181	1,866,157
Talanx AG(b)	398,867	33,880,074
TeamViewer SE(b)(c)	963,000	11,404,507
thyssenkrupp AG	3,094,073	15,332,951
TUI AG(a)(b)	2,903,551	24,562,095
United Internet AG, Registered(e)	580,459	9,734,735
Verbio SE(a)	152,221	1,446,959
Vonovia SE	4,669,992	142,869,990
Vossloh AG	75,088	3,696,180
Wacker Chemie AG(a)	116,417	7,978,018
Wacker Neuson SE(a)	223,299	3,787,002
Zalando SE(b)(c)	1,414,178	52,703,495
		10,335,124,788
Hong Kong — 1.8%
AIA Group Ltd.	68,871,200	484,174,444
ASMPT Ltd.	1,982,400	18,306,045
Bank of East Asia Ltd. (The)	6,312,400	7,987,816
BOC Hong Kong Holdings Ltd.	23,171,000	75,322,733
Brightoil Petroleum Holdings Ltd.(d)	6,240,000	8
Cafe de Coral Holdings Ltd.(a)	1,634,000	1,590,662
CITIC Telecom International Holdings Ltd.	13,957,000	3,930,576
CK Asset Holdings Ltd.	12,209,516	51,016,536
CK Hutchison Holdings Ltd.	16,837,516	84,788,509
CK Infrastructure Holdings Ltd.	4,096,000	27,893,073
CLP Holdings Ltd.	10,467,500	87,032,884
Cowell e Holdings Inc.(b)	1,669,000	5,511,073
Dah Sing Banking Group Ltd.	3,444,400	3,518,399
Dah Sing Financial Holdings Ltd.	984,000	3,512,724
E-Commodities Holdings Ltd.	9,080,000	1,307,692
Envision Greenwise Holdings Ltd.(b)	1,001,000	913,399
ESR Group Ltd.(c)	11,560,600	17,774,354
First Pacific Co. Ltd.	15,580,250	8,626,103
Fortune REIT	8,927,000	4,584,435
Futu Holdings Ltd., ADR	358,169	34,617,034
Galaxy Entertainment Group Ltd.	13,935,000	60,639,106
Guotai Junan International Holdings Ltd.(a)	27,057,000	3,977,743
Hang Lung Properties Ltd.	12,178,000	9,633,290
Hang Seng Bank Ltd.	4,755,200	59,585,402
Health and Happiness H&H International Holdings Ltd.	1,099,500	1,154,541
Henderson Land Development Co. Ltd.	8,937,570	24,788,112
HKBN Ltd.	6,364,000	4,311,308
HKT Trust & HKT Ltd., Class SS	24,205,200	29,759,855
Hong Kong & China Gas Co. Ltd.(a)	71,542,864	54,929,841
Security	Shares	Value
Hong Kong (continued)
Hong Kong Exchanges & Clearing Ltd.	7,456,900	$291,860,499
Hongkong Land Holdings Ltd.	7,013,100	30,516,937
Hsin Chong Group Holdings Ltd.(d)	7,490,000	10
Hutchison Telecommunications Hong Kong Holdings Ltd.(a)	14,404,000	1,719,185
Hysan Development Co. Ltd.	3,219,000	4,654,479
Jardine Matheson Holdings Ltd.	1,004,700	40,469,835
Johnson Electric Holdings Ltd.	2,481,250	3,289,994
JS Global Lifestyle Co. Ltd.(a)(b)(c)	8,971,500	2,118,554
Kerry Logistics Network Ltd.	2,834,387	2,389,908
Kerry Properties Ltd.	3,500,000	6,884,411
Link REIT	16,407,319	67,791,206
Luk Fook Holdings International Ltd.	1,674,000	3,078,141
Man Wah Holdings Ltd.(a)	10,276,800	6,230,369
Melco International Development Ltd.(a)(b)	5,627,000	3,131,000
Melco Resorts & Entertainment Ltd., ADR(b)	1,424,238	8,417,247
MTR Corp. Ltd.	9,802,500	30,730,129
New World Development Co. Ltd.(a)	8,924,000	4,788,508
NWS Holdings Ltd.(a)	9,130,166	8,601,631
OSL Group Ltd.(a)(b)	2,008,568	2,404,115
Pacific Basin Shipping Ltd.	32,582,000	6,594,937
PAX Global Technology Ltd.	2,999,000	1,843,608
PCCW Ltd.	27,522,000	16,000,547
Power Assets Holdings Ltd.	8,844,500	57,220,941
Realord Group Holdings Ltd.(a)(b)	2,558,000	2,348,592
Sands China Ltd.(b)	15,501,600	37,266,026
Shangri-La Asia Ltd.(a)	11,386,000	7,437,819
Sino Land Co. Ltd.	23,100,000	22,153,573
SITC International Holdings Co. Ltd.	8,545,000	20,321,555
SJM Holdings Ltd.(a)(b)	17,704,000	5,565,357
SmarTone Telecommunications Holdings Ltd.	2,583,500	1,349,458
Stella International Holdings Ltd.	3,069,000	6,939,999
Sun Hung Kai Properties Ltd.	9,098,000	81,330,143
SUNeVision Holdings Ltd.	2,109,000	1,016,062
Swire Pacific Ltd., Class A	2,885,000	25,055,345
Techtronic Industries Co. Ltd.	8,700,500	117,013,767
Theme International Holdings Ltd.(a)	28,730,000	1,461,554
United Energy Group Ltd.(a)	49,544,000	2,365,299
United Laboratories International Holdings Ltd. (The)	6,082,000	9,041,392
Vitasoy International Holdings Ltd.	4,646,000	5,344,624
Viva Goods Co. Ltd.(a)	20,624,000	1,565,708
VSTECS Holdings Ltd.	2,788,000	1,688,851
VTech Holdings Ltd.	1,016,300	6,700,730
WH Group Ltd.(c)	53,308,000	41,585,282
Wharf Holdings Ltd. (The)	6,524,407	15,909,308
Wharf Real Estate Investment Co. Ltd.	10,338,000	25,725,375
Wynn Macau Ltd.(a)	10,009,600	7,318,742
Xinyi Glass Holdings Ltd.	11,242,000	10,405,395
Yue Yuen Industrial Holdings Ltd.	4,987,500	10,629,193
		2,239,463,037
Ireland — 0.3%
AIB Group PLC	13,188,543	77,551,243
Bank of Ireland Group PLC	6,026,879	59,884,168
Cairn Homes PLC	3,936,900	9,373,105
Dalata Hotel Group PLC	1,346,030	6,611,821
Glanbia PLC	1,084,419	15,844,147
Glenveagh Properties PLC(b)(c)	1,641,853	2,905,760
Irish Residential Properties REIT PLC	1,744,073	1,691,697
Kerry Group PLC, Class A	937,731	96,297,111
Kingspan Group PLC	947,853	65,754,156
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ireland (continued)
Uniphar PLC(b)	1,080,528	$2,669,215
		338,582,423
Israel — 1.3%
Africa Israel Residences Ltd.(a)	36,327	2,732,180
Airport City Ltd.(b)	548,090	9,249,753
Alony Hetz Properties & Investments Ltd.(a)	1,033,680	9,317,201
Amot Investments Ltd.	1,391,082	8,133,430
Ashtrom Group Ltd.(b)	186,788	3,221,542
Azorim-Investment Development & Construction Co. Ltd.(a)(b)	109,767	665,114
Azrieli Group Ltd.(a)	280,537	23,244,063
Bank Hapoalim BM	7,956,596	102,072,690
Bank Leumi Le-Israel BM	9,488,399	118,746,517
Bezeq The Israeli Telecommunication Corp. Ltd.	13,503,220	21,432,485
Big Shopping Centers Ltd.(a)(b)	94,679	14,790,047
Blue Square Real Estate Ltd.	6,905	626,383
Camtek Ltd./Israel	190,031	16,762,932
Cellcom Israel Ltd.(b)	741,997	4,878,402
Cellebrite DI Ltd.(b)	497,237	11,953,577
Check Point Software Technologies Ltd.(b)	561,941	122,514,377
Clal Insurance Enterprises Holdings Ltd.(a)	421,716	11,033,527
CyberArk Software Ltd.(b)	274,070	101,674,489
Danel Adir Yeoshua Ltd.	35,101	4,074,136
Danya Cebus Ltd.(a)	46,181	1,591,347
Delek Automotive Systems Ltd.(b)	343,405	2,999,359
Delek Group Ltd.(a)	66,334	9,688,632
Delta Galil Ltd.(a)	50,401	2,861,020
El Al Israel Airlines(b)	2,078,692	5,212,755
Elbit Systems Ltd.	172,801	52,155,678
Elco Ltd.	20,036	899,349
Electra Consumer Products 1970 Ltd.(b)	76,549	2,465,714
Electra Ltd./Israel(a)	11,529	6,477,064
Electra Real Estate Ltd.(a)	69,256	878,648
Energix-Renewable Energies Ltd.(a)	1,903,725	6,202,618
Enlight Renewable Energy Ltd.(b)	796,055	12,864,880
Equital Ltd.(a)(b)	129,309	5,200,695
Fattal Holdings 1998 Ltd.(b)	40,905	5,713,595
FIBI Holdings Ltd.	104,961	5,932,232
First International Bank Of Israel Ltd. (The)	452,803	24,042,625
Fiverr International Ltd.(a)(b)	200,306	6,183,446
Formula Systems 1985 Ltd.	50,459	4,641,671
Fox Wizel Ltd.	51,325	4,248,991
G City Ltd.	819,168	3,069,128
Gav-Yam Lands Corp. Ltd.	—	2
Global-e Online Ltd.(b)	641,488	38,418,716
Harel Insurance Investments & Financial Services Ltd.(a)	1,035,651	16,425,550
Hilan Ltd.	63,198	3,963,675
ICL Group Ltd.	4,929,699	29,310,157
Inmode Ltd.(a)(b)	468,761	8,067,377
Isracard Ltd.	1,142,310	5,260,239
Israel Canada T.R Ltd.	903,239	3,968,088
Israel Corp Ltd.(a)	30,060	8,816,652
Israel Discount Bank Ltd., Class A	7,823,279	57,198,284
Isras Holdings Ltd., NVS(a)(b)	17,202	1,969,178
Isras Investment Co. Ltd.	10,333	2,464,224
Ituran Location and Control Ltd.	167,063	5,578,234
Kenon Holdings Ltd./Singapore(a)	151,003	4,622,027
Kornit Digital Ltd.(b)	311,464	9,044,915
M Yochananof & Sons Ltd.(a)	4,678	326,473
Magic Software Enterprises Ltd.(a)	152,950	2,001,095
Matrix IT Ltd.	200,397	4,931,089
Security	Shares	Value
Israel (continued)
Mega Or Holdings Ltd.	116,371	$3,803,649
Melisron Ltd.	186,921	17,683,477
Menora Mivtachim Holdings Ltd.(a)	59,437	2,764,280
Migdal Insurance & Financial Holdings Ltd.(a)	4,048,955	8,322,650
Mivne Real Estate KD Ltd.	3,917,039	11,739,460
Mizrahi Tefahot Bank Ltd.	997,310	47,470,476
Monday.com Ltd.(b)	235,929	60,270,422
Nano Dimension Ltd., ADR(a)(b)	1,479,368	3,417,340
Nayax Ltd.(b)	30,521	1,160,134
Next Vision Stabilized Systems Ltd., NVS	351,408	6,526,209
Nice Ltd.(b)	395,663	66,136,487
Nova Ltd.(b)	188,526	45,290,368
Oddity Tech Ltd., Class A, NVS(a)(b)	209,488	9,996,767
Oil Refineries Ltd.	19,391,504	5,717,889
One Software Technologies Ltd.	225,951	4,106,100
OPC Energy Ltd.(a)(b)	926,863	7,960,675
OY Nofar Energy Ltd.(a)(b)	91,796	2,254,940
Partner Communications Co. Ltd.(b)	863,976	6,033,531
Paz Retail & Energy Ltd.	73,506	10,574,230
Phoenix Financial Ltd.	1,035,217	17,486,321
Prashkovsky Investments and Construction Ltd.	14,455	412,951
Radware Ltd.(b)	290,066	6,453,968
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	82,068	6,147,244
Reit 1 Ltd.	1,101,304	5,863,730
Retailors Ltd.(a)	69,868	1,368,498
Riskified Ltd., Class A(b)	513,975	2,641,832
Sapiens International Corp. NV	201,077	5,420,023
Sella Capital Real Estate Ltd.	1,268,902	3,332,660
Shapir Engineering and Industry Ltd.(a)(b)	827,387	6,140,981
Shikun & Binui Ltd.(a)(b)	2,026,832	6,710,650
Shufersal Ltd.	1,627,848	16,867,886
SimilarWeb Ltd.(b)	155,508	2,520,785
Strauss Group Ltd.	381,844	7,718,666
Summit Real Estate Holdings Ltd.	110,783	1,792,117
Tadiran Group Ltd.(a)	22,180	1,635,960
Tel Aviv Stock Exchange Ltd.	623,207	7,064,461
Teva Pharmaceutical Industries Ltd., ADR(b)	7,159,760	126,942,545
Tower Semiconductor Ltd.(b)	714,838	33,512,670
Wix.com Ltd.(b)	335,169	80,068,522
YH Dimri Construction & Development Ltd.	28,545	2,828,691
ZIM Integrated Shipping Services Ltd.	657,286	11,699,691
		1,628,678,203
Italy — 2.9%
A2A SpA	9,760,597	23,050,984
ACEA SpA(a)	360,071	6,889,060
Amplifon SpA	773,368	20,667,364
Anima Holding SpA(c)	1,936,982	13,290,644
Ariston Holding NV	490,535	1,752,070
Ascopiave SpA	419,485	1,222,839
Azimut Holding SpA	728,614	19,050,406
Banca Generali SpA	430,502	21,556,647
Banca IFIS SpA	193,052	4,235,984
Banca Monte dei Paschi di Siena SpA	6,662,133	42,685,739
Banca Popolare di Sondrio SpA	2,817,325	26,014,487
Banco BPM SpA	7,930,226	69,708,250
BFF Bank SpA(c)	1,069,501	9,170,066
BPER Banca SpA	6,224,923	42,405,385
Brembo NV	1,034,228	10,068,885
Brunello Cucinelli SpA	218,635	28,108,566
Buzzi SpA	600,311	24,591,379
Carel Industries SpA(a)(c)	212,127	4,229,799

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
CIR SpA-Compagnie Industriali(b)	3,918,666	$2,435,070
Credito Emiliano SpA	611,217	7,175,668
d'Amico International Shipping SA, NVS	259,065	1,065,588
Danieli & C Officine Meccaniche SpA	121,410	3,168,544
Davide Campari-Milano NV(a)	3,872,128	22,338,752
De' Longhi SpA	459,250	16,146,505
DiaSorin SpA	151,584	16,235,790
El.En. SpA	240,457	2,719,007
Enav SpA(c)	1,598,509	5,718,649
Enel SpA	50,850,236	361,427,632
Eni SpA	14,418,658	202,992,106
ERG SpA	392,910	7,962,820
Ferrari NV	791,743	339,685,230
Fila SpA	59,973	592,296
Fincantieri SpA(b)	585,586	4,552,279
FinecoBank Banca Fineco SpA	3,734,191	70,894,179
Generali	5,734,818	181,584,407
GVS SpA(a)(b)(c)	399,949	2,029,291
Hera SpA	4,885,909	17,867,055
Industrie De Nora SpA(a)	212,866	1,580,355
Infrastrutture Wireless Italiane SpA(c)	2,001,437	20,808,230
Interpump Group SpA	453,608	21,399,821
Intesa Sanpaolo SpA	90,595,249	392,126,224
Iren SpA	4,518,307	9,778,364
Italgas SpA	2,986,643	17,842,269
Iveco Group NV	1,166,408	14,196,482
Juventus Football Club SpA, NVS(a)(b)	800,436	2,042,717
Leonardo SpA	2,482,518	77,557,647
Lottomatica Group SpA	127,192	1,946,562
LU-VE SpA, NVS	52,573	1,568,003
Maire Tecnimont SpA	1,251,868	12,326,238
MARR SpA(a)	270,015	2,815,400
Mediobanca Banca di Credito Finanziario SpA	3,330,143	54,438,826
MFE-MediaForEurope NV, Class A	1,850,003	6,016,385
MFE-MediaForEurope NV, Class B, NVS(a)	397,364	1,763,501
Moncler SpA	1,462,170	92,559,539
Nexi SpA(b)(c)	3,229,209	16,399,026
OVS SpA(c)	1,123,630	4,019,336
Pharmanutra SpA	22,699	1,195,530
Piaggio & C SpA	1,681,979	3,754,779
Pirelli & C SpA(c)	2,411,726	14,512,754
Poste Italiane SpA(c)	3,139,890	47,649,724
Prysmian SpA	1,752,272	121,886,386
RAI Way SpA(c)	257,375	1,532,585
Recordati Industria Chimica e Farmaceutica SpA	633,185	38,474,932
Reply SpA	173,793	28,647,335
Safilo Group SpA(a)(b)	1,356,329	1,513,992
Saipem SpA(b)	8,214,794	20,045,426
Salvatore Ferragamo SpA(a)	434,521	3,460,924
Sanlorenzo SpA/Ameglia	44,123	1,628,654
Sesa SpA(a)	37,016	2,612,444
Snam SpA	12,619,647	58,358,975
SOL SpA	242,983	9,906,377
Stellantis NV	12,469,305	166,488,780
Tamburi Investment Partners SpA	456,580	4,008,308
Technogym SpA(c)	807,028	9,387,753
Technoprobe SpA(a)(b)	805,929	5,075,873
Telecom Italia SpA/Milano(a)(b)	61,924,258	16,997,391
Tenaris SA, NVS	2,535,691	47,922,544
Terna - Rete Elettrica Nazionale	8,827,508	72,817,390
Tinexta SpA(a)	74,000	620,593
UniCredit SpA	9,351,605	429,456,230
Security	Shares	Value
Italy (continued)
Unipol Gruppo SpA	2,558,752	$34,672,907
Webuild SpA	2,870,460	8,742,133
Wiit SpA(a)	28,291	540,023
Zignago Vetro SpA	43,999	479,268
		3,538,864,357
Japan — 24.2%
77 Bank Ltd. (The)	499,400	15,322,450
ABC-Mart Inc.	653,300	13,635,600
Acom Co. Ltd.	1,577,400	3,889,889
Activia Properties Inc.	4,446	9,674,046
Adastria Co. Ltd.	167,300	3,575,452
ADEKA Corp.	645,200	12,024,658
Advance Residence Investment Corp.	17,098	15,736,678
Advantest Corp.	4,817,300	266,334,934
Aeon Co. Ltd.	4,117,300	99,750,787
Aeon Delight Co. Ltd.	101,000	2,658,457
AEON Financial Service Co. Ltd.	726,700	5,872,248
Aeon Hokkaido Corp.	155,300	894,616
Aeon Mall Co. Ltd.	624,700	7,884,834
AEON REIT Investment Corp.	12,528	10,117,760
AGC Inc.	1,257,000	36,313,885
Ai Holdings Corp.	186,100	2,382,326
Aica Kogyo Co. Ltd.	333,400	6,956,687
Aichi Financial Group Inc., NVS	219,200	3,798,365
Aiful Corp.	2,305,300	5,017,955
Ain Holdings Inc.	157,000	4,737,301
Air Water Inc.	1,117,100	13,927,698
Aisin Corp.	3,261,900	36,897,319
Ajinomoto Co. Inc.	2,938,100	117,780,635
Alfresa Holdings Corp.	1,000,600	13,697,176
Alpen Co. Ltd.	59,400	815,878
Alps Alpine Co. Ltd.	1,135,676	11,356,344
Amada Co. Ltd.	2,023,200	20,890,519
Amano Corp.	495,500	12,961,105
Amvis Holdings Inc.	234,300	987,836
ANA Holdings Inc.	1,026,800	19,261,791
Anritsu Corp.	835,900	7,682,312
Anycolor Inc.	172,500	3,527,125
AOKI Holdings Inc.	174,700	1,478,303
Aozora Bank Ltd.	702,600	10,844,384
Appier Group Inc.(a)	391,900	4,051,252
Arata Corp.	53,100	1,082,283
Arclands Corp.	225,100	2,492,991
Arcs Co. Ltd.	183,600	3,190,367
ARE Holdings Inc.	520,700	6,440,123
Argo Graphics Inc.	20,200	640,223
Ariake Japan Co. Ltd.	94,700	3,170,726
Artience Co. Ltd.	202,700	4,032,483
As One Corp.	314,300	5,137,954
Asahi Group Holdings Ltd.	9,101,000	98,575,985
Asahi Intecc Co. Ltd.	1,380,200	23,141,370
Asahi Kasei Corp.	7,835,900	53,218,586
Asics Corp.(a)	4,317,000	96,226,475
ASKUL Corp.	233,300	2,557,529
Astellas Pharma Inc.	11,376,100	110,280,148
Astroscale Holdings Inc.(b)	379,900	1,477,486
Atom Corp.(a)(b)	861,400	3,641,485
Autobacs Seven Co. Ltd.	615,000	5,896,430
Avex Inc.	156,500	1,453,968
Awa Bank Ltd. (The)	170,700	3,105,861
Axial Retailing Inc.	86,800	498,151
Azbil Corp.	2,957,600	22,278,699
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
AZ-COM MARUWA Holdings Inc.	273,800	$2,019,856
Bandai Namco Holdings Inc.	3,780,200	93,764,186
BayCurrent Inc.	836,600	35,674,234
Belc Co. Ltd.	45,800	1,854,452
Bell System24 Holdings Inc.	105,500	858,531
Belluna Co. Ltd.	160,500	907,371
Bengo4.com Inc.(a)(b)	49,700	883,727
Bic Camera Inc.	710,300	7,644,692
BIPROGY Inc.	517,600	15,993,178
BML Inc.	126,900	2,326,231
Bridgestone Corp.	3,587,400	128,683,256
Brother Industries Ltd.	1,453,900	25,617,645
Bunka Shutter Co. Ltd.	66,500	799,802
C Uyemura & Co. Ltd.	56,500	3,745,364
Calbee Inc.	546,100	10,413,827
Canon Electronics Inc.	97,100	1,589,870
Canon Inc.	5,956,700	191,978,041
Canon Marketing Japan Inc.	276,600	9,083,947
Capcom Co. Ltd.	2,176,600	49,696,525
Casio Computer Co. Ltd.	1,265,900	10,524,581
Central Glass Co. Ltd.	124,900	2,642,384
Central Japan Railway Co.	4,785,400	88,753,789
Change Holdings Inc.(a)	236,600	2,225,371
Chiba Bank Ltd. (The)	3,669,600	31,252,682
Chiyoda Corp.(b)	903,800	1,757,404
Chofu Seisakusho Co. Ltd.	28,000	348,345
Chubu Electric Power Co. Inc.	4,042,900	42,118,373
Chudenko Corp.	18,400	383,058
Chugai Pharmaceutical Co. Ltd.	4,219,100	181,906,542
Chugin Financial Group Inc., NVS	964,100	10,583,825
Chugoku Electric Power Co. Inc. (The)	1,800,700	10,029,505
Chugoku Marine Paints Ltd.	168,000	2,550,111
Citizen Watch Co. Ltd.	1,564,400	9,478,896
CKD Corp.	461,500	7,509,159
Coca-Cola Bottlers Japan Holdings Inc.	827,750	12,879,159
COLOPL Inc.	606,800	1,927,377
Colowide Co. Ltd.(a)	598,700	6,586,518
Comforia Residential REIT Inc.	5,786	10,120,216
COMSYS Holdings Corp.	714,300	14,842,576
Concordia Financial Group Ltd.	6,503,100	37,759,760
Cosmo Energy Holdings Co. Ltd.	444,500	19,192,332
Cosmos Pharmaceutical Corp.	241,700	11,312,145
Cover Corp.(a)(b)	210,100	3,759,291
CRE Logistics REIT Inc.	4,459	4,322,034
Create Restaurants Holdings Inc.(a)	776,800	6,776,715
Create SD Holdings Co. Ltd.	153,300	2,794,759
Credit Saison Co. Ltd.	915,200	21,573,220
Curves Holdings Co. Ltd.	156,400	741,143
CyberAgent Inc.	2,679,000	19,945,897
Cybozu Inc.	172,700	3,048,135
Dai Nippon Printing Co. Ltd.	2,638,300	38,992,457
Daicel Corp.	1,474,800	13,050,020
Daido Steel Co. Ltd.	758,500	6,040,930
Daifuku Co. Ltd.	2,016,200	41,381,203
Daihen Corp.	112,400	5,125,745
Dai-ichi Life Holdings Inc.	5,734,300	156,576,102
Daiichi Sankyo Co. Ltd.	11,015,600	307,119,371
Daiichikosho Co. Ltd.	475,400	5,534,335
Daikin Industries Ltd.	1,659,800	194,962,040
Daikokutenbussan Co. Ltd.	37,300	1,813,030
Daio Paper Corp.	548,500	3,039,954
Daiseki Co. Ltd.	268,720	6,424,859
Security	Shares	Value
Japan (continued)
Daishi Hokuetsu Financial Group Inc.	361,800	$6,991,020
Daito Trust Construction Co. Ltd.	358,600	38,424,918
Daiwa House Industry Co. Ltd.	3,815,500	120,202,540
Daiwa House REIT Investment Corp.	15,220	23,947,882
Daiwa Industries Ltd.	16,200	167,008
Daiwa Office Investment Corp.	3,368	6,389,397
Daiwa Securities Group Inc.	8,366,000	60,562,799
Daiwa Securities Living Investments Corp.	14,165	8,165,002
Daiwabo Holdings Co. Ltd.	563,400	10,964,678
DCM Holdings Co. Ltd.	729,100	6,655,102
DeNA Co. Ltd.	551,500	9,682,094
Denka Co. Ltd.	523,600	7,457,274
Denso Corp.	11,888,800	164,523,070
Dentsu Group Inc.	1,237,200	28,662,181
Dentsu Soken Inc.	141,600	5,600,159
Dexerials Corp.	1,024,200	13,346,760
DIC Corp.	555,400	12,031,267
Digital Arts Inc.	62,000	2,365,334
Digital Garage Inc.	175,900	4,515,441
Dip Corp.	208,300	3,107,454
Disco Corp.	580,800	168,096,988
DMG Mori Co. Ltd.	838,900	13,531,407
Doshisha Co. Ltd.	83,500	1,144,062
Doutor Nichires Holdings Co. Ltd.	185,500	2,820,810
Dowa Holdings Co. Ltd.	302,100	8,996,708
DTS Corp.	207,400	5,656,720
Duskin Co. Ltd.	242,600	5,811,647
DyDo Group Holdings Inc.	65,900	1,377,083
Earth Corp.	83,800	2,724,193
East Japan Railway Co.	5,652,700	100,636,880
Ebara Corp.	2,994,400	49,324,187
EDION Corp.	632,900	7,472,720
eGuarantee Inc.	164,900	1,851,140
Eiken Chemical Co. Ltd.	150,300	2,064,931
Eisai Co. Ltd.	1,585,200	46,957,002
Eizo Corp.	205,600	2,920,364
Elecom Co. Ltd.	228,600	2,198,077
Electric Power Development Co. Ltd.	887,700	14,004,192
en Japan Inc.	175,600	2,273,628
ENEOS Holdings Inc.	17,203,650	86,488,176
Enplas Corp.	34,300	1,180,185
ES-Con Japan Ltd.	88,800	576,378
Exedy Corp.	203,000	6,279,376
EXEO Group Inc.	1,172,200	12,798,488
Ezaki Glico Co. Ltd.	298,300	8,993,847
FANUC Corp.	5,952,500	177,335,844
Fast Retailing Co. Ltd.	1,198,500	394,734,507
FCC Co. Ltd.	183,200	3,657,301
Ferrotec Holdings Corp.	298,600	4,946,939
Financial Products Group Co. Ltd.	356,400	5,830,597
Food & Life Companies Ltd.	708,700	15,853,950
FP Corp.	268,600	5,234,829
FP Partner Inc.(a)	53,500	756,377
Freee KK(b)	260,900	5,485,349
Frontier Real Estate Investment Corp.	15,745	8,217,434
Fuji Co. Ltd./Ehime	201,900	2,782,728
Fuji Corp./Aichi	549,200	8,293,368
Fuji Electric Co. Ltd.	843,700	40,198,027
Fuji Kyuko Co. Ltd.	115,400	1,721,368
Fuji Media Holdings Inc.	219,800	3,100,248
Fuji Oil Holdings Inc.	243,400	5,287,356
Fuji Seal International Inc.	229,000	3,522,015

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Fuji Soft Inc.	302,600	$19,247,229
FUJIFILM Holdings Corp.	7,038,800	155,072,482
Fujikura Ltd.	1,599,700	64,385,132
Fujimi Inc.	329,700	4,638,611
Fujita Kanko Inc.	36,600	2,338,143
Fujitec Co. Ltd.	521,000	19,832,387
Fujitsu General Ltd.	485,000	8,605,120
Fujitsu Ltd.	10,554,000	204,111,799
Fujiya Co. Ltd.	73,900	1,188,368
Fukuoka Financial Group Inc.	1,056,680	28,678,606
Fukuoka REIT Corp.	6,258	5,929,085
Fukushima Galilei Co. Ltd.	15,600	265,940
Fukuyama Transporting Co. Ltd.	97,800	2,316,746
Funai Soken Holdings Inc.	169,100	2,623,641
Furukawa Co. Ltd.	180,500	2,294,020
Furukawa Electric Co. Ltd.	440,100	20,124,114
Fuso Chemical Co. Ltd.	91,600	1,973,974
Future Corp.	234,800	2,746,598
Fuyo General Lease Co. Ltd.	82,800	6,171,133
G-7 Holdings Inc.	67,800	637,695
GENDA Inc.(a)(b)	162,800	3,014,382
Genky DrugStores Co. Ltd.	60,600	1,224,665
Global One Real Estate Investment Corp.	8,067	5,473,324
Glory Ltd.	228,300	3,880,779
GLP J-REIT	30,934	25,330,000
GMO Financial Holdings Inc.	110,300	501,936
GMO internet group Inc.	529,600	9,400,270
GMO Payment Gateway Inc.	260,900	13,753,731
GNI Group Ltd.(a)(b)	304,900	6,517,957
Goldcrest Co. Ltd.	69,500	1,381,736
Goldwin Inc.	130,900	6,904,606
Gree Inc.	558,500	1,667,546
GS Yuasa Corp.	526,700	8,467,856
GungHo Online Entertainment Inc.(b)	250,530	5,253,819
Gunma Bank Ltd. (The)	2,515,200	18,059,994
Gunze Ltd.	80,700	2,740,452
H.U. Group Holdings Inc.	299,500	4,905,841
H2O Retailing Corp.	639,600	9,529,258
Hachijuni Bank Ltd. (The)	2,506,800	16,405,947
Hakuhodo DY Holdings Inc.	1,387,500	10,301,275
Hakuto Co. Ltd.	62,900	1,820,961
Hamamatsu Photonics KK	1,864,300	23,008,272
Hankyu Hanshin Holdings Inc.	1,417,800	36,075,345
Hankyu Hanshin REIT Inc.	5,271	4,349,731
Hanwa Co. Ltd.	196,900	6,082,504
Harmonic Drive Systems Inc.	337,000	9,680,959
Haseko Corp.	1,560,100	20,477,859
Hazama Ando Corp.	1,191,100	8,908,437
Heiwa Corp.	485,300	7,293,553
Heiwa Real Estate Co. Ltd.	160,000	4,658,453
Heiwa Real Estate REIT Inc.	7,769	6,414,529
Heiwado Co. Ltd.	160,000	2,424,889
Hiday Hidaka Corp.	115,800	2,217,459
Hikari Tsushin Inc.	116,000	26,497,677
Hino Motors Ltd.(b)	1,720,400	5,626,508
Hioki EE Corp	44,400	2,210,942
Hirogin Holdings Inc.	1,769,600	14,070,722
Hirose Electric Co. Ltd.	174,145	20,816,266
HIS Co. Ltd.(b)	275,200	2,709,761
Hisamitsu Pharmaceutical Co. Inc.	290,600	8,331,714
Hitachi Construction Machinery Co. Ltd.	679,800	16,277,609
Hitachi Ltd.	29,126,500	732,252,377
Security	Shares	Value
Japan (continued)
Hogy Medical Co. Ltd.	126,600	$3,952,310
Hokkaido Electric Power Co. Inc.	1,104,200	5,621,292
Hokkoku Financial Holdings Inc.	112,200	3,909,788
Hokuetsu Corp.(a)	877,500	8,260,152
Hokuhoku Financial Group Inc.	786,800	10,701,749
Hokuriku Electric Power Co.	996,600	5,540,883
Honda Motor Co. Ltd.	28,295,800	267,823,863
Horiba Ltd.	214,800	13,462,259
Hoshino Resorts REIT Inc.	3,578	4,773,337
Hoshizaki Corp.	685,300	25,363,751
Hosiden Corp.	443,400	6,009,520
House Foods Group Inc.	471,400	8,580,939
Hoya Corp.	2,191,800	294,327,718
Hulic Co. Ltd.	2,900,200	25,561,010
Hulic REIT Inc.	8,655	7,904,573
Hyakugo Bank Ltd. (The)	1,483,400	6,502,695
Ibiden Co. Ltd.	748,200	21,939,454
Ichibanya Co. Ltd.	514,800	3,293,590
Ichigo Inc.	1,887,200	4,312,216
Ichigo Office REIT Investment Corp.	9,350	4,994,450
Idec Corp./Japan	148,600	2,442,177
Idemitsu Kosan Co. Ltd.	5,692,740	37,994,265
IDOM Inc.	299,700	2,226,660
IHI Corp.	890,300	53,265,055
Iida Group Holdings Co. Ltd.	902,400	13,668,613
Iino Kaiun Kaisha Ltd.	768,800	5,546,921
Imperial Hotel Ltd.	260,800	1,535,509
Inaba Denki Sangyo Co. Ltd.	226,200	5,387,630
Inabata & Co. Ltd.	225,100	4,654,601
Industrial & Infrastructure Fund Investment Corp.	17,275	12,901,217
Infomart Corp.	1,324,800	2,764,160
Infroneer Holdings Inc.	1,608,156	12,122,994
Inpex Corp.	5,767,000	68,823,650
Insource Co. Ltd.	260,800	1,783,549
Internet Initiative Japan Inc.	652,800	12,191,549
Invincible Investment Corp.	49,383	21,533,598
Ise Chemicals Corp.(a)	14,100	2,468,830
Isetan Mitsukoshi Holdings Ltd.	2,123,800	36,702,103
Isuzu Motors Ltd.	3,504,600	47,117,156
Ito En Ltd.	371,600	8,199,601
ITOCHU Corp.	7,463,800	343,663,589
Itochu Enex Co. Ltd.	245,500	2,512,482
Itoham Yonekyu Holdings Inc.	175,480	4,363,907
Iwatani Corp.	1,167,400	12,783,559
Iyogin Holdings Inc., NVS	1,799,900	19,090,796
Izumi Co. Ltd.	158,100	3,179,856
J Front Retailing Co. Ltd.	1,537,800	21,546,221
JAC Recruitment Co. Ltd.	234,000	1,028,857
Jaccs Co. Ltd.	127,000	3,122,325
JAFCO Group Co. Ltd.	315,000	4,603,949
Japan Airlines Co. Ltd.	922,900	15,142,665
Japan Airport Terminal Co. Ltd.	374,700	12,169,450
Japan Aviation Electronics Industry Ltd.	252,000	4,561,985
Japan Elevator Service Holdings Co. Ltd.	437,100	8,460,504
Japan Excellent Inc.	8,231	6,652,081
Japan Exchange Group Inc.	6,231,200	65,840,045
Japan Hotel REIT Investment Corp.	32,638	15,113,818
Japan Lifeline Co. Ltd.	491,700	4,506,986
Japan Logistics Fund Inc.	19,692	11,403,406
Japan Material Co. Ltd.	345,800	3,860,604
Japan Metropolitan Fund Invest	47,164	28,711,780
Japan Petroleum Exploration Co. Ltd.	930,700	6,599,928
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Japan Post Bank Co. Ltd.	8,993,900	$93,032,068
Japan Post Holdings Co. Ltd.	12,523,000	130,790,284
Japan Post Insurance Co. Ltd.	1,179,000	22,975,916
Japan Prime Realty Investment Corp.	5,717	12,590,257
Japan Real Estate Investment Corp.	42,205	29,734,382
Japan Securities Finance Co. Ltd.	863,700	10,634,271
Japan Steel Works Ltd. (The)	438,000	15,491,434
Japan Tobacco Inc.	7,551,200	192,373,014
Japan Wool Textile Co. Ltd. (The)	72,800	622,920
JCR Pharmaceuticals Co. Ltd.	505,000	1,788,969
JCU Corp.	92,300	2,143,146
Jeol Ltd.	274,400	10,113,170
JFE Holdings Inc.	3,599,400	41,625,040
JGC Holdings Corp.	1,384,100	11,620,994
JINS Holdings Inc.	78,000	3,557,609
JMDC Inc.	178,300	4,525,609
J-Oil Mills Inc.	71,200	935,727
Joshin Denki Co. Ltd.	24,300	370,068
Joyful Honda Co. Ltd.	287,200	3,463,485
JTEKT Corp.	1,274,400	10,017,878
Juroku Financial Group Inc.	157,900	4,741,175
Justsystems Corp.	193,100	4,174,784
JVCKenwood Corp.	958,900	11,111,565
Kadokawa Corp.	575,900	12,184,866
Kaga Electronics Co. Ltd.	158,400	2,836,581
Kagome Co. Ltd.	585,400	10,967,533
Kajima Corp.	2,635,600	46,863,789
Kakaku.com Inc.	840,000	13,154,844
Kaken Pharmaceutical Co. Ltd.	172,200	4,676,964
Kameda Seika Co. Ltd.	25,800	648,226
Kamigumi Co. Ltd.	660,800	14,396,538
Kanadevia Corp.	1,104,300	7,600,264
Kanamoto Co. Ltd.	147,400	2,966,205
Kandenko Co. Ltd.	669,600	10,717,092
Kaneka Corp.	236,500	5,740,955
Kanematsu Corp.	643,300	10,763,514
Kansai Electric Power Co. Inc. (The)	5,816,200	64,168,827
Kansai Paint Co. Ltd.	941,100	12,754,026
Kao Corp.	2,939,900	116,573,889
Kappa Create Co. Ltd.(a)	145,800	1,371,246
Kasumigaseki Capital Co. Ltd.(a)	44,500	4,256,361
Katakura Industries Co. Ltd.	39,600	526,728
Katitas Co. Ltd.	263,700	3,686,752
Kato Sangyo Co. Ltd.	76,200	2,151,982
Kawasaki Heavy Industries Ltd.	953,200	43,053,619
Kawasaki Kisen Kaisha Ltd.	2,339,200	29,601,912
KDDI Corp.	9,602,700	319,923,472
KDX Realty Investment Corp.	28,124	28,081,454
KeePer Technical Laboratory Co. Ltd.(a)	85,400	2,450,340
Keihan Holdings Co. Ltd.	620,600	13,365,182
Keihanshin Building Co. Ltd.	92,600	892,784
Keikyu Corp.	1,387,500	12,163,781
Keio Corp.	638,100	16,142,542
Keisei Electric Railway Co. Ltd.	2,524,500	24,076,578
Keiyo Bank Ltd. (The)	653,100	3,426,360
Kewpie Corp.	638,900	12,415,409
Keyence Corp.	1,221,700	526,196,852
KH Neochem Co. Ltd.	185,800	2,510,806
Kikkoman Corp.	4,331,800	45,337,661
Kinden Corp.	839,000	17,162,615
Kintetsu Group Holdings Co. Ltd.	1,115,400	24,054,410
Kirin Holdings Co. Ltd.	4,916,100	62,207,729
Security	Shares	Value
Japan (continued)
Kissei Pharmaceutical Co. Ltd.	160,600	$4,089,843
Kitz Corp.	588,900	4,441,422
Kiyo Bank Ltd. (The)	492,700	7,332,074
Kobayashi Pharmaceutical Co. Ltd.(a)	298,500	11,127,799
Kobe Bussan Co. Ltd.	962,700	21,876,910
Kobe Steel Ltd.	2,356,900	25,094,935
Koei Tecmo Holdings Co. Ltd.	757,932	9,460,121
Kohnan Shoji Co. Ltd.	154,100	3,582,416
Koito Manufacturing Co. Ltd.	1,313,800	17,276,030
Kokusai Electric Corp., NVS	957,000	14,778,259
Kokuyo Co. Ltd.	686,200	11,926,952
Komatsu Ltd.	5,511,300	166,238,700
KOMEDA Holdings Co. Ltd.	308,100	5,481,101
Komeri Co. Ltd.	113,600	2,224,344
Konami Group Corp.	631,600	58,140,709
Konica Minolta Inc.	2,929,500	11,858,474
Konishi Co. Ltd.	215,100	1,769,898
Konoike Transport Co. Ltd.	27,200	553,558
Kose Corp.	205,600	9,091,025
Koshidaka Holdings Co. Ltd.	273,000	1,873,001
Kotobuki Spirits Co. Ltd.	657,700	9,610,996
K's Holdings Corp.	955,800	8,782,519
Kubota Corp.	5,920,000	74,256,500
Kumagai Gumi Co. Ltd.	163,400	4,043,122
Kumiai Chemical Industry Co. Ltd.	616,227	3,011,635
Kura Sushi Inc.(a)	122,800	2,176,338
Kuraray Co. Ltd.	1,771,500	25,934,903
Kureha Corp.	268,200	4,814,310
Kurita Water Industries Ltd.	657,200	22,889,665
Kusuri no Aoki Holdings Co. Ltd.	286,000	6,093,354
KYB Corp.	198,400	3,749,089
Kyocera Corp.	8,027,300	83,321,704
Kyoei Steel Ltd.	84,500	1,033,482
Kyokuto Kaihatsu Kogyo Co. Ltd.	131,000	2,038,470
Kyorin Pharmaceutical Co. Ltd.	488,800	4,632,054
Kyoritsu Maintenance Co. Ltd.	378,700	7,493,607
Kyoto Financial Group Inc.	1,366,100	20,543,732
Kyowa Kirin Co. Ltd.	1,609,800	23,988,759
Kyudenko Corp.	258,300	8,768,169
Kyushu Electric Power Co. Inc.	2,530,400	21,926,940
Kyushu Financial Group Inc.	2,269,800	11,481,666
Kyushu Railway Co.	860,400	20,922,330
LaSalle Logiport REIT	11,951	11,044,139
Lasertec Corp.	506,300	52,656,944
Leopalace21 Corp.	1,095,800	3,898,858
Life Corp.	116,500	2,702,893
Lifenet Insurance Co.(a)(b)	308,000	3,846,556
Lintec Corp.	210,000	3,926,899
Lion Corp.	1,730,000	18,520,585
Lixil Corp.	1,823,600	20,526,212
LY Corp.	17,766,300	51,894,076
M&A Capital Partners Co. Ltd.	79,200	1,565,601
M&A Research Institute Holdings Inc., NVS(a)(b)	179,700	1,790,224
M3 Inc.	2,755,100	25,005,380
Mabuchi Motor Co. Ltd.	624,900	8,581,846
Macnica Holdings Inc.	858,000	10,070,702
Maeda Kosen Co. Ltd.	107,800	1,335,097
Makino Milling Machine Co. Ltd.	125,400	9,367,940
Makita Corp.	1,481,600	43,814,566
Mani Inc.	534,800	4,975,378
Marubeni Corp.	8,959,200	133,201,420
Maruha Nichiro Corp.	232,800	4,488,535

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Marui Group Co. Ltd.	1,094,500	$18,237,593
Maruichi Steel Tube Ltd.	311,800	6,779,531
Maruwa Co. Ltd./Aichi	53,700	13,147,952
Matsuda Sangyo Co. Ltd.	45,300	913,076
Matsui Securities Co. Ltd.	777,800	4,091,789
MatsukiyoCocokara & Co.	2,089,650	30,929,172
Max Co. Ltd.	72,000	1,838,423
Maxell Ltd.	471,400	6,073,904
Maxvalu Tokai Co. Ltd.	2,500	52,630
Mazda Motor Corp.	3,797,600	25,965,627
McDonald's Holdings Co. Japan Ltd.(a)	602,700	22,726,402
MCJ Co. Ltd.	265,800	2,329,112
Mebuki Financial Group Inc.	6,258,010	27,669,883
Medipal Holdings Corp.	1,084,600	16,306,636
Medley Inc.(b)	150,800	3,943,041
Megachips Corp.	74,800	2,808,439
Megmilk Snow Brand Co. Ltd.	266,200	4,561,331
Meidensha Corp.	187,700	4,797,684
MEIJI Holdings Co. Ltd.	1,482,600	29,853,701
Meiko Electronics Co. Ltd.	116,000	6,737,395
MEITEC Group Holdings Inc.	492,300	9,559,160
Menicon Co. Ltd.	346,400	3,108,214
METAWATER Co. Ltd.	68,900	819,106
Micronics Japan Co. Ltd.	182,000	4,406,761
Milbon Co. Ltd.	154,800	3,181,869
Minebea Mitsumi Inc.	2,291,459	36,774,913
Mirai Corp.(a)	10,950	2,926,222
Mirait One Corp.	638,000	9,474,846
MISUMI Group Inc.	1,781,200	28,509,145
Mitani Sekisan Co. Ltd.	15,000	490,716
Mitsubishi Chemical Group Corp.	8,473,300	43,278,713
Mitsubishi Corp.	21,010,000	335,093,125
Mitsubishi Electric Corp.	12,041,400	197,370,158
Mitsubishi Estate Co. Ltd.	6,768,100	98,347,215
Mitsubishi Estate Logistics REIT Investment Corp.	3,378	7,742,965
Mitsubishi Gas Chemical Co. Inc.	956,700	16,719,281
Mitsubishi HC Capital Inc.	6,008,070	39,954,157
Mitsubishi Heavy Industries Ltd.	20,160,800	295,058,225
Mitsubishi Logisnext Co. Ltd.	100,500	1,287,190
Mitsubishi Logistics Corp.	2,332,100	16,660,490
Mitsubishi Materials Corp.	774,400	12,154,719
Mitsubishi Motors Corp.	4,232,500	12,554,197
Mitsubishi Pencil Co. Ltd.	169,700	2,426,171
Mitsubishi Research Institute Inc.	24,200	752,935
Mitsubishi Shokuhin Co. Ltd.	72,400	2,320,818
Mitsubishi UFJ Financial Group Inc.	69,772,200	882,366,476
Mitsuboshi Belting Ltd.	166,300	4,210,563
Mitsui & Co. Ltd.	15,852,200	313,746,516
Mitsui Chemicals Inc.	1,068,000	23,420,657
Mitsui DM Sugar Holdings Co. Ltd.	108,800	2,409,792
Mitsui Fudosan Co. Ltd.	16,735,800	151,053,805
Mitsui Fudosan Logistics Park Inc.	19,774	13,005,813
Mitsui High-Tec Inc.	635,400	3,692,243
Mitsui Mining & Smelting Co. Ltd.	337,800	9,959,307
Mitsui OSK Lines Ltd.	2,171,500	73,793,471
Mitsui-Soko Holdings Co. Ltd.	112,800	5,585,844
Miura Co. Ltd.	569,400	13,721,091
Mixi Inc.	199,300	4,132,690
Mizuho Financial Group Inc.	15,148,970	417,139,130
Mizuho Leasing Co. Ltd.	733,500	4,800,668
Mizuno Corp.	108,000	6,031,245
Security	Shares	Value
Japan (continued)
Mochida Pharmaceutical Co. Ltd.	134,900	$2,927,191
Modec Inc.	293,900	6,041,583
Monex Group Inc.	1,159,500	6,776,101
Money Forward Inc.(b)	271,500	7,513,703
Monogatari Corp. (The)	200,000	4,312,424
MonotaRO Co. Ltd.	1,596,400	27,503,755
Mori Hills REIT Investment Corp.	10,926	8,838,535
Mori Trust REIT Inc.	15,020	6,126,134
Morinaga & Co. Ltd./Japan	457,900	7,892,870
Morinaga Milk Industry Co. Ltd.	438,800	8,208,806
Morita Holdings Corp.	90,400	1,296,840
MOS Food Services Inc.	178,800	4,045,289
MS&AD Insurance Group Holdings Inc.	8,077,000	167,467,685
Murata Manufacturing Co. Ltd.	10,708,600	168,240,604
Musashi Seimitsu Industry Co. Ltd.	259,700	5,099,347
Musashino Bank Ltd. (The)	128,700	2,691,021
Nabtesco Corp.	674,700	12,064,458
Nachi-Fujikoshi Corp.	86,300	1,841,690
Nafco Co. Ltd.	50,400	617,165
Nagaileben Co. Ltd.	62,000	831,080
Nagase & Co. Ltd.	686,000	12,885,082
Nagawa Co. Ltd.	22,000	919,093
Nagoya Railroad Co. Ltd.	1,120,700	12,504,604
Nakanishi Inc.	497,000	8,198,095
Namura Shipbuilding Co. Ltd.	312,700	4,014,946
Nankai Electric Railway Co. Ltd.	625,500	10,358,386
Nanto Bank Ltd. (The)	137,100	3,112,540
NEC Corp.	1,530,400	151,783,265
Nexon Co. Ltd.(a)	2,122,800	27,577,196
Nextage Co. Ltd.(a)	269,800	2,604,267
NGK Insulators Ltd.	1,443,500	18,523,466
NH Foods Ltd.	551,300	17,994,062
NHK Spring Co. Ltd.	1,330,500	16,957,891
Nichias Corp.	460,600	15,075,350
Nichicon Corp.	478,900	3,377,840
Nichiden Corp.	67,700	1,328,641
Nichiha Corp.	127,000	2,373,828
Nichirei Corp.	678,000	17,226,391
Nidec Corp.	5,260,700	90,860,358
Nifco Inc./Japan	556,800	13,306,689
Nihon Kohden Corp.	1,094,800	15,627,568
Nihon M&A Center Holdings Inc.	1,900,500	7,416,897
Nihon Parkerizing Co. Ltd.	744,000	6,067,142
Nikkiso Co. Ltd.	263,200	1,719,617
Nikkon Holdings Co. Ltd.	544,000	7,916,525
Nikon Corp.	1,745,400	18,699,335
Nintendo Co. Ltd.	6,515,800	427,466,744
Nippn Corp., New	292,000	4,084,044
Nippon Accommodations Fund Inc.	2,843	10,691,801
Nippon Building Fund Inc.	50,428	40,155,118
Nippon Ceramic Co. Ltd.	90,600	1,419,086
Nippon Densetsu Kogyo Co. Ltd.	95,800	1,261,132
Nippon Electric Glass Co. Ltd.	541,900	11,640,600
Nippon Express Holdings Inc.	1,425,000	23,096,477
Nippon Gas Co. Ltd.	655,600	9,193,349
Nippon Kanzai Holdings Co. Ltd.	42,300	727,023
Nippon Kayaku Co. Ltd.	898,600	7,354,258
Nippon Light Metal Holdings Co. Ltd.	462,860	4,740,259
Nippon Paint Holdings Co. Ltd.	5,965,000	37,587,235
Nippon Paper Industries Co. Ltd.	586,200	3,346,752
Nippon Parking Development Co. Ltd.	1,071,100	1,460,863
Nippon Prologis REIT Inc.	14,708	22,430,342
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Nippon REIT Investment Corp.	11,336	$5,947,801
Nippon Road Co. Ltd. (The)	136,500	1,606,013
Nippon Sanso Holdings Corp.	1,076,300	30,481,390
Nippon Seiki Co. Ltd.	97,000	696,972
Nippon Shinyaku Co. Ltd.	324,100	7,842,164
Nippon Shokubai Co. Ltd.	553,300	6,712,004
Nippon Soda Co. Ltd.	244,000	4,527,510
Nippon Steel Corp.	5,677,708	117,863,401
Nippon Telegraph & Telephone Corp.	186,768,800	183,864,644
Nippon Television Holdings Inc.	296,200	5,467,898
Nippon Yusen KK	2,750,700	86,326,676
Nipro Corp.	879,300	8,213,442
Nishimatsu Construction Co. Ltd.	177,700	5,773,427
Nishimatsuya Chain Co. Ltd.	433,600	6,497,987
Nishi-Nippon Financial Holdings Inc.	913,300	12,531,681
Nishi-Nippon Railroad Co. Ltd.	498,400	7,206,750
Nishio Holdings Co. Ltd.	31,100	855,028
Nissan Chemical Corp.	821,400	24,713,691
Nissan Motor Co. Ltd.(a)	14,121,500	38,642,426
Nissan Shatai Co. Ltd.	241,100	1,598,814
Nissha Co. Ltd.	224,400	2,343,335
Nisshin Oillio Group Ltd. (The)	156,000	5,005,504
Nisshin Seifun Group Inc.	1,348,900	15,169,218
Nisshinbo Holdings Inc.	871,300	4,984,759
Nissin Foods Holdings Co. Ltd.	1,282,600	28,678,828
Nissui Corp.	1,970,700	10,858,976
Niterra Co. Ltd.	950,300	31,343,034
Nitori Holdings Co. Ltd.	509,900	59,711,617
Nitta Corp.	100,500	2,334,626
Nittetsu Mining Co. Ltd.	32,100	979,092
Nitto Boseki Co. Ltd.	143,000	5,256,189
Nitto Denko Corp.	4,507,400	79,957,609
Nitto Kogyo Corp.	156,900	2,935,861
Noevir Holdings Co. Ltd.	96,100	2,863,336
NOF Corp.	1,478,600	19,671,879
Nohmi Bosai Ltd.	36,800	731,319
Nojima Corp.	321,500	4,832,358
NOK Corp.	614,500	9,297,683
Nomura Co. Ltd.	624,000	3,674,943
Nomura Holdings Inc.	18,821,700	122,367,092
Nomura Micro Science Co. Ltd.(a)	170,400	2,832,355
Nomura Real Estate Holdings Inc.	694,700	18,464,179
Nomura Real Estate Master Fund Inc.	25,361	24,425,258
Nomura Research Institute Ltd.	2,369,840	80,070,304
Noritake Co. Ltd.	124,200	3,078,431
Noritsu Koki Co. Ltd.	107,300	3,469,667
Noritz Corp.	135,500	1,483,155
North Pacific Bank Ltd.	2,274,800	7,688,460
NS Solutions Corp.	368,600	9,375,989
NS United Kaiun Kaisha Ltd.	52,700	1,330,020
NSD Co. Ltd.	601,500	12,700,024
NSK Ltd.	2,323,800	10,087,173
NTN Corp.	2,703,600	4,330,587
NTT Data Group Corp.	3,951,400	76,683,218
NTT UD REIT Investment Corp.	9,748	8,299,336
Nxera Pharma Co. Ltd.(a)(b)	515,300	3,198,624
Obara Group Inc.	63,400	1,550,405
Obayashi Corp.	4,113,500	55,244,811
OBIC Business Consultants Co. Ltd.	176,600	8,852,845
Obic Co. Ltd.	2,124,000	63,433,807
Odakyu Electric Railway Co. Ltd.	1,955,900	18,551,549
Ogaki Kyoritsu Bank Ltd. (The)	186,500	2,575,654
Security	Shares	Value
Japan (continued)
Ohsho Food Service Corp.	217,800	$4,055,077
Oiles Corp.	104,200	1,637,991
Oji Holdings Corp.	5,179,900	20,920,427
Okamoto Industries Inc.	43,900	1,501,207
Okamura Corp.	525,600	6,719,265
Okasan Securities Group Inc.	1,337,600	5,528,511
Oki Electric Industry Co. Ltd.	631,500	3,948,345
Okinawa Cellular Telephone Co.	115,000	3,157,658
OKUMA Corp.	255,200	5,756,202
Okumura Corp.	197,100	4,958,223
Olympus Corp.	7,450,400	113,067,242
Omron Corp.	1,092,600	36,044,462
Ono Pharmaceutical Co. Ltd.	2,378,300	24,742,320
Open House Group Co. Ltd.	498,200	16,297,858
Open Up Group Inc.	305,800	3,714,952
Optorun Co. Ltd.	155,900	1,815,804
Oracle Corp./Japan	232,000	21,179,235
Organo Corp.	159,600	7,900,298
Orient Corp.	592,510	3,118,471
Oriental Land Co. Ltd./Japan	6,858,900	154,147,431
ORIX Corp.	7,243,100	152,994,721
Orix JREIT Inc.	17,010	18,873,981
Osaka Gas Co. Ltd.	2,293,800	45,097,767
Osaka Soda Co. Ltd.	464,400	4,986,453
OSAKA Titanium Technologies Co. Ltd.(a)	201,600	2,451,995
OSG Corp.	514,000	5,688,663
Otsuka Corp.	1,477,800	33,316,574
Otsuka Holdings Co. Ltd.	2,801,300	146,275,981
PAL GROUP Holdings Co. Ltd.	270,100	5,958,899
PALTAC Corp.	160,500	4,484,942
Pan Pacific International Holdings Corp.	2,393,300	66,632,653
Panasonic Holdings Corp.	14,681,000	149,800,775
Paramount Bed Holdings Co. Ltd.	236,800	4,276,549
Park24 Co. Ltd.	805,400	10,634,154
Pasona Group Inc.	126,600	1,636,548
Penta-Ocean Construction Co. Ltd.	1,746,200	7,366,111
PeptiDream Inc.(b)	626,400	8,597,256
Persol Holdings Co. Ltd.	10,798,800	16,452,333
PHC Holdings Corp.	131,700	881,072
Pigeon Corp.	856,600	8,117,604
PILLAR Corp./Japan	102,100	2,783,924
Pilot Corp.	158,200	4,486,829
Piolax Inc.	126,600	1,906,093
PKSHA Technology Inc.(b)	142,300	3,269,053
Plus Alpha Consulting Co. Ltd.	112,800	1,301,519
Pola Orbis Holdings Inc.	603,100	5,487,936
Pressance Corp.	78,100	1,199,837
Prestige International Inc.	360,900	1,628,471
Prima Meat Packers Ltd.	161,800	2,285,702
Raito Kogyo Co. Ltd.	228,800	3,229,833
Raiznext Corp.	161,100	1,609,039
Rakus Co. Ltd.	539,500	6,700,926
Rakuten Bank Ltd., NVS(b)	607,900	18,660,340
Rakuten Group Inc.(b)	9,561,300	60,036,892
Recruit Holdings Co. Ltd.	8,812,000	615,008,579
Relo Group Inc.	606,600	7,434,733
Renesas Electronics Corp.	10,562,400	141,477,758
Rengo Co. Ltd.	1,101,000	6,223,107
RENOVA Inc.(a)(b)	265,600	1,055,981
Resona Holdings Inc.	13,167,538	97,735,292
Resonac Holdings Corp.	1,108,600	26,874,331
Resorttrust Inc.	603,900	12,658,754

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Restar Corp.	9,400	$151,465
Ricoh Co. Ltd.	3,307,800	37,934,901
Ricoh Leasing Co. Ltd.	65,300	2,157,810
Riken Keiki Co. Ltd.	109,200	2,187,085
Rinnai Corp.	677,500	14,934,053
Riso Kagaku Corp.	136,000	1,230,436
Rohm Co. Ltd.	2,150,900	20,484,545
Rohto Pharmaceutical Co. Ltd.	1,226,600	20,794,202
Roland Corp.	69,400	1,767,292
Rorze Corp.	677,400	7,384,854
Round One Corp.	1,572,600	13,272,314
Royal Holdings Co. Ltd.(a)	169,800	2,820,154
RS Technologies Co. Ltd.	77,000	1,496,902
Ryohin Keikaku Co. Ltd.	1,608,500	42,620,161
Ryoyo Ryosan Holdings Inc.	281,204	4,547,976
S Foods Inc.	48,700	787,127
Saibu Gas Holdings Co. Ltd.	121,300	1,337,144
Saizeriya Co. Ltd.	190,300	5,690,448
Sakai Moving Service Co. Ltd.	61,800	960,238
Sakata INX Corp.	49,900	548,294
Sakata Seed Corp.	195,700	4,622,516
Sakura Internet Inc.(a)	148,800	4,509,099
Samty Residential Investment Corp.	733	440,644
San-A Co. Ltd.	253,800	4,830,320
San-Ai Obbli Co. Ltd.	132,400	1,534,052
Sangetsu Corp.	302,400	5,620,390
San-In Godo Bank Ltd. (The)	902,800	7,716,842
Sanken Electric Co. Ltd.(b)	140,200	5,506,449
Sanki Engineering Co. Ltd.	55,400	1,115,390
Sankyo Co. Ltd.	1,208,500	16,204,654
Sankyu Inc.	236,000	8,429,040
Sanrio Co. Ltd.	990,400	36,957,081
Sansan Inc.(b)	485,600	7,580,257
Santen Pharmaceutical Co. Ltd.	2,145,700	21,591,792
Sanwa Holdings Corp.	1,262,100	39,501,182
Sanyo Chemical Industries Ltd.	21,100	532,151
Sanyo Denki Co. Ltd.	42,200	2,551,494
Sanyo Special Steel Co. Ltd.	110,700	1,421,355
Sapporo Holdings Ltd.	456,300	21,167,121
Sato Holdings Corp.	170,800	2,422,440
Sawai Group Holdings Co. Ltd.	664,400	8,581,478
SBI Holdings Inc.	1,678,600	48,388,727
SBI Sumishin Net Bank Ltd., NVS	336,800	10,263,459
SBS Holdings Inc.	58,000	921,920
SCREEN Holdings Co. Ltd.	524,800	36,569,288
SCSK Corp.	927,700	20,540,271
Secom Co. Ltd.	2,634,600	88,657,268
Sega Sammy Holdings Inc.	988,500	19,132,398
Seibu Holdings Inc.	1,455,700	31,396,544
Seiko Epson Corp.	1,805,600	32,629,499
Seiko Group Corp.	151,500	5,183,819
Seino Holdings Co. Ltd.	806,600	12,176,207
Seiren Co. Ltd.	278,900	4,816,833
Sekisui Chemical Co. Ltd.	2,504,700	41,509,340
Sekisui House Ltd.	3,851,400	88,516,616
Sekisui House REIT Inc.	28,152	14,391,632
Senko Group Holdings Co. Ltd.	776,800	7,788,164
Septeni Holdings Co. Ltd.(a)	342,000	876,703
Seria Co. Ltd.	266,400	4,572,970
Seven & i Holdings Co. Ltd.	13,942,800	222,579,434
Seven Bank Ltd.	4,134,700	8,200,938
SG Holdings Co. Ltd.	1,950,000	18,377,627
Security	Shares	Value
Japan (continued)
Sharp Corp./Japan(a)(b)	1,629,299	$9,785,111
Shibaura Machine Co. Ltd.	124,300	2,862,280
Shibaura Mechatronics Corp.	80,800	4,229,233
SHIFT Inc.(a)(b)	1,194,000	9,847,952
Shiga Bank Ltd. (The)	219,700	6,528,454
Shikoku Electric Power Co. Inc.	905,700	6,940,876
Shikoku Kasei Holdings Corp.	125,300	1,545,872
Shimadzu Corp.	1,504,400	43,641,080
Shimamura Co. Ltd.	271,600	15,454,294
Shimano Inc.	494,700	69,419,130
Shimizu Corp.	3,262,500	28,286,795
Shin-Etsu Chemical Co. Ltd.	11,324,500	351,084,541
Shin-Etsu Polymer Co. Ltd.	123,700	1,293,515
Shinko Electric Industries Co. Ltd.(a)(b)	464,100	17,499,531
Shinmaywa Industries Ltd.	574,600	5,003,865
Shionogi & Co. Ltd.	4,848,100	71,286,971
Ship Healthcare Holdings Inc.	585,400	7,989,572
Shiseido Co. Ltd.	2,512,200	42,188,376
Shizuoka Financial Group Inc., NVS	2,710,700	24,186,048
Shizuoka Gas Co. Ltd.	137,200	888,219
SHO-BOND Holdings Co. Ltd.	260,600	8,444,807
Shochiku Co. Ltd.(a)	48,800	3,848,906
Shoei Co. Ltd.	293,500	4,070,481
Shoei Foods Corp.(a)	53,800	1,422,505
Showa Sangyo Co. Ltd.	79,900	1,423,845
Simplex Holdings Inc.	158,200	2,955,251
Sinfonia Technology Co. Ltd.	43,700	1,957,681
SKY Perfect JSAT Holdings Inc.	1,469,800	8,806,118
Skylark Holdings Co. Ltd.	1,477,000	23,368,452
SMC Corp.	358,700	135,727,144
SMS Co. Ltd.	515,500	5,520,089
Socionext Inc.	1,132,600	17,552,187
SoftBank Corp.	178,200,700	229,212,890
SoftBank Group Corp.	6,005,300	367,113,983
Sohgo Security Services Co. Ltd.	2,471,300	16,601,090
Sojitz Corp.	1,419,500	29,177,214
Sompo Holdings Inc.	5,538,800	154,455,261
Sony Group Corp.	39,237,100	865,937,010
SOSiLA Logistics REIT Inc.	3,743	2,666,450
Sotetsu Holdings Inc.	551,200	9,130,750
Square Enix Holdings Co. Ltd.	535,200	21,693,278
Stanley Electric Co. Ltd.	785,900	13,109,544
Star Asia Investment Corp.	14,532	4,840,528
Star Micronics Co. Ltd.	222,600	2,797,848
Starts Corp. Inc.	139,500	3,465,321
Strike Co. Ltd.	57,400	1,168,759
Subaru Corp.	3,718,400	64,772,295
Sugi Holdings Co. Ltd.	645,900	11,232,463
SUMCO Corp.	2,228,500	16,453,037
Sumitomo Bakelite Co. Ltd.	453,100	10,911,045
Sumitomo Chemical Co. Ltd.	9,357,200	20,240,656
Sumitomo Corp.	6,848,300	148,472,764
Sumitomo Electric Industries Ltd.	4,486,200	83,811,731
Sumitomo Forestry Co. Ltd.	979,400	33,481,477
Sumitomo Heavy Industries Ltd.	686,100	14,138,950
Sumitomo Metal Mining Co. Ltd.	1,564,400	35,724,760
Sumitomo Mitsui Financial Group Inc.	23,415,400	577,027,967
Sumitomo Mitsui Trust Group Inc.	4,062,100	102,142,756
Sumitomo Osaka Cement Co. Ltd.	162,200	3,458,743
Sumitomo Pharma Co. Ltd.(b)	1,098,600	4,302,506
Sumitomo Realty & Development Co. Ltd.	1,967,400	67,980,368
Sumitomo Riko Co. Ltd.	107,800	1,254,690
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Sumitomo Rubber Industries Ltd.	1,055,700	$12,306,394
Sumitomo Warehouse Co. Ltd. (The)	513,900	8,954,925
Sun Corp.	60,800	3,686,367
Sundrug Co. Ltd.	468,500	12,678,700
Suntory Beverage & Food Ltd.	868,200	26,968,312
Suruga Bank Ltd.	788,400	6,128,344
Suzuken Co. Ltd.	359,300	11,214,952
Suzuki Motor Corp.	9,867,700	118,078,786
SWCC Corp.	84,700	4,130,054
Sysmex Corp.	3,150,500	60,222,945
Systena Corp.	2,040,400	4,664,982
T Hasegawa Co. Ltd.	126,600	2,440,705
T&D Holdings Inc.	3,050,600	58,037,133
Tadano Ltd.	701,600	5,198,945
Taihei Dengyo Kaisha Ltd.	54,000	1,674,737
Taiheiyo Cement Corp.	707,800	17,826,081
Taikisha Ltd.	132,400	3,985,057
Taisei Corp.	1,037,000	43,504,769
Taiyo Holdings Co. Ltd.	211,700	5,694,235
Taiyo Yuden Co. Ltd.	777,300	10,867,538
Takamatsu Construction Group Co. Ltd.	75,700	1,336,843
Takara Bio Inc.	261,300	1,736,271
Takara Holdings Inc.	962,600	8,466,808
Takara Leben Real Estate Investment Corp.	6,845	3,907,068
Takasago Thermal Engineering Co. Ltd.	259,300	10,099,246
Takashimaya Co. Ltd.	1,837,000	15,595,925
Takeda Pharmaceutical Co. Ltd.	9,976,980	268,380,898
Takeuchi Manufacturing Co. Ltd.	236,900	8,292,403
Takuma Co. Ltd.	548,600	5,938,175
Tama Home Co. Ltd.(a)	99,600	2,108,515
Tamron Co. Ltd.	228,200	6,675,736
TBS Holdings Inc.	200,200	5,446,760
TDK Corp.	12,248,800	148,054,933
TechMatrix Corp.	187,900	3,048,089
TechnoPro Holdings Inc.	661,900	13,211,898
Teijin Ltd.	1,070,400	9,130,388
Terumo Corp.	8,423,200	158,136,364
THK Co. Ltd.	733,000	18,080,244
TIS Inc.	1,355,100	29,963,002
TKC Corp.	102,100	2,506,352
Toa Corp./Tokyo	358,000	2,734,755
Toagosei Co. Ltd.	721,200	6,687,138
Tobu Railway Co. Ltd.	1,113,500	19,163,072
Tocalo Co. Ltd.	561,900	6,512,027
Toda Corp.	1,548,900	9,376,314
Toei Animation Co. Ltd.	380,400	7,783,433
Toei Co. Ltd.	183,000	6,711,086
Toenec Corp.	179,500	1,183,274
Toho Bank Ltd. (The)	879,600	1,754,435
Toho Co. Ltd./Tokyo	703,100	31,686,568
Toho Gas Co. Ltd.	487,200	12,228,427
Toho Holdings Co. Ltd.	499,500	13,809,057
Toho Titanium Co. Ltd.(a)	197,800	1,320,453
Tohoku Electric Power Co. Inc.	2,840,200	20,757,899
Tokai Carbon Co. Ltd.	1,368,100	7,619,396
Tokai Corp./Gifu	56,700	803,508
TOKAI Holdings Corp.	858,900	5,227,697
Tokai Rika Co. Ltd.	256,000	3,760,884
Tokai Tokyo Financial Holdings Inc.	2,091,800	6,827,669
Token Corp.	52,210	4,177,356
Tokio Marine Holdings Inc.	11,796,100	389,074,826
Tokuyama Corp.	461,400	7,657,988
Security	Shares	Value
Japan (continued)
Tokyo Century Corp.	816,600	$7,903,512
Tokyo Electric Power Co. Holdings Inc.(b)	9,669,400	25,340,912
Tokyo Electron Device Ltd.	128,600	2,594,585
Tokyo Electron Ltd.	2,819,200	475,553,548
Tokyo Gas Co. Ltd.	2,200,500	62,249,482
Tokyo Kiraboshi Financial Group Inc.	172,900	5,346,891
Tokyo Ohka Kogyo Co. Ltd.	624,400	13,912,574
Tokyo Seimitsu Co. Ltd.	248,300	11,755,844
Tokyo Steel Manufacturing Co. Ltd.	451,000	4,541,091
Tokyo Tatemono Co. Ltd.	1,164,100	17,951,715
Tokyotokeiba Co. Ltd.	74,000	2,134,528
Tokyu Construction Co. Ltd.	660,400	3,137,145
Tokyu Corp.	3,315,700	37,839,803
Tokyu Fudosan Holdings Corp.	3,689,500	23,689,110
Tokyu REIT Inc.	6,205	6,493,729
TOMONY Holdings Inc.	969,800	2,815,607
Tomy Co. Ltd.	640,000	19,722,342
Topcon Corp.	688,500	12,887,865
Toppan Holdings Inc.	1,516,600	42,566,383
Topre Corp.	181,500	2,217,471
Toray Industries Inc.	8,679,300	60,225,426
Toridoll Holdings Corp.	299,400	7,262,945
Torii Pharmaceutical Co. Ltd.	56,300	1,801,485
Tosei Corp.	85,900	1,320,613
Toshiba TEC Corp.	164,000	3,596,571
Tosoh Corp.	1,641,000	21,833,182
Totetsu Kogyo Co. Ltd.	120,100	2,483,531
TOTO Ltd.	897,700	21,942,702
Towa Corp.(a)	431,400	5,688,863
Towa Pharmaceutical Co. Ltd.	120,900	2,340,614
Toyo Construction Co. Ltd.	308,000	2,764,936
Toyo Seikan Group Holdings Ltd.	811,100	12,315,263
Toyo Suisan Kaisha Ltd.	573,500	37,057,314
Toyo Tanso Co. Ltd.	106,900	2,734,194
Toyo Tire Corp.	713,200	11,723,121
Toyobo Co. Ltd.	610,700	3,860,809
Toyoda Gosei Co. Ltd.	308,600	5,515,347
Toyota Boshoku Corp.	556,900	7,391,885
Toyota Industries Corp.	1,020,200	85,122,438
Toyota Motor Corp.	64,532,125	1,224,142,748
Toyota Tsusho Corp.	3,983,800	67,284,916
Transcosmos Inc.	115,500	2,388,348
TRE Holdings Corp.	204,600	2,057,767
Trend Micro Inc./Japan(b)	820,200	48,588,845
Tri Chemical Laboratories Inc.	163,100	3,390,827
Trial Holdings Inc.(a)	156,600	2,734,379
Trusco Nakayama Corp.	263,600	3,511,581
TS Tech Co. Ltd.	533,400	6,045,338
Tsubakimoto Chain Co.	361,100	4,436,809
Tsuburaya Fields Holdings Inc.(a)	218,500	2,617,121
Tsugami Corp.	228,400	2,442,395
Tsumura & Co.	447,100	13,163,462
Tsuruha Holdings Inc.	238,400	14,590,786
TV Asahi Holdings Corp.	100,400	1,587,236
UACJ Corp.	209,300	7,190,784
UBE Corp.	602,800	8,865,533
Ulvac Inc.	276,700	10,882,130
U-Next Holdings Co. Ltd.	367,800	4,406,797
Unicharm Corp.	7,029,600	54,899,848
United Super Markets Holdings Inc.(a)	696,400	3,496,653
United Urban Investment Corp.	19,167	18,562,823
Universal Entertainment Corp.(a)	127,900	934,590

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Ushio Inc.	587,200	$7,872,856
USS Co. Ltd.	2,612,800	23,427,120
UT Group Co. Ltd.	175,100	2,469,631
Valor Holdings Co. Ltd.	194,300	2,731,014
Visional Inc.(b)	147,400	7,312,027
Wacoal Holdings Corp.	257,900	8,999,236
Wacom Co. Ltd.	908,900	3,911,368
Welcia Holdings Co. Ltd.	600,900	8,648,366
West Holdings Corp.	133,230	1,352,916
West Japan Railway Co.	2,712,900	49,905,019
WingArc1st Inc.	105,300	2,324,694
Workman Co. Ltd.(a)	126,900	3,552,229
Yakult Honsha Co. Ltd.	1,637,500	29,906,776
Yamada Holdings Co. Ltd.	4,162,200	12,221,059
Yamaguchi Financial Group Inc.	1,331,500	14,838,569
Yamaha Corp.	2,569,200	18,170,237
Yamaha Motor Co. Ltd.	6,064,000	50,729,062
Yamato Holdings Co. Ltd.	1,673,500	20,045,127
Yamato Kogyo Co. Ltd.	233,800	11,569,765
Yamazaki Baking Co. Ltd.	765,500	13,764,818
Yamazen Corp.	527,300	4,541,396
Yaoko Co. Ltd.	95,000	5,555,901
Yaskawa Electric Corp.	1,436,600	41,709,195
Yellow Hat Ltd.	162,800	2,871,550
Yodogawa Steel Works Ltd.	106,200	3,845,514
Yokogawa Bridge Holdings Corp.	140,300	2,436,888
Yokogawa Electric Corp.	1,430,000	31,390,085
Yokohama Rubber Co. Ltd. (The)	818,400	18,425,393
Yonex Co. Ltd.	360,800	4,854,219
Yoshinoya Holdings Co. Ltd.(a)	524,400	9,943,718
Yuasa Trading Co. Ltd.	68,100	1,934,566
Zacros Corp.	13,900	356,414
Zenkoku Hosho Co. Ltd.	296,200	10,508,518
Zensho Holdings Co. Ltd.	620,900	34,253,687
Zeon Corp.	923,800	8,587,732
ZERIA Pharmaceutical Co. Ltd.	18,600	267,510
Zojirushi Corp.	165,200	1,791,908
ZOZO Inc.	904,000	29,653,414
Zuken Inc.	44,300	1,394,890
		29,835,597,828
Netherlands — 4.2%
Aalberts NV	621,598	21,940,497
ABN AMRO Bank NV, CVA(c)	2,819,180	47,286,440
Adyen NV(b)(c)	136,887	220,951,647
Aegon Ltd.	9,224,465	60,221,867
AerCap Holdings NV	1,286,613	123,000,203
Akzo Nobel NV	1,073,250	60,958,480
Allfunds Group PLC	2,262,428	11,634,086
AMG Critical Materials NV(a)	221,831	3,219,076
Arcadis NV	479,523	27,376,229
ASM International NV	293,823	170,471,245
ASML Holding NV	2,513,472	1,859,373,806
ASR Nederland NV	981,986	48,389,333
Basic-Fit NV(a)(b)(c)	321,195	8,123,851
BE Semiconductor Industries NV	485,273	61,887,538
Brunel International NV(a)	246,874	2,396,928
Coca-Cola Europacific Partners PLC	1,355,328	106,461,014
Corbion NV	372,883	8,705,678
CVC Capital Partners PLC(b)(c)	1,333,614	31,576,954
DSM-Firmenich AG	1,169,369	119,380,102
Eurocommercial Properties NV	304,124	7,422,675
EXOR NV, NVS	637,289	60,382,056
Security	Shares	Value
Netherlands (continued)
Flow Traders Ltd., NVS	206,077	$5,178,092
Fugro NV	729,016	11,636,466
Havas NV(b)	4,456,104	7,021,978
Heineken Holding NV	819,726	49,425,249
Heineken NV	1,803,509	125,303,573
IMCD NV	358,760	56,181,937
ING Groep NV	20,723,025	344,435,062
InPost SA(b)	1,491,165	24,394,757
JDE Peet's NV	748,830	13,079,074
Just Eat Takeaway.com NV(b)(c)	1,166,591	14,087,145
Koninklijke Ahold Delhaize NV	5,849,745	207,300,901
Koninklijke BAM Groep NV	1,934,267	8,491,631
Koninklijke KPN NV	24,477,151	88,571,108
Koninklijke Philips NV(b)	5,026,889	138,552,414
Koninklijke Vopak NV	452,295	20,760,729
NN Group NV	1,687,275	77,439,586
OCI NV	670,170	7,717,307
Pharming Group NV(a)(b)	4,719,232	4,239,705
PostNL NV	2,151,298	2,189,303
Prosus NV	8,611,488	328,937,557
QIAGEN NV	1,352,034	60,040,070
Randstad NV	694,596	29,985,722
SBM Offshore NV	925,720	17,294,430
Signify NV(c)	794,768	17,156,402
Sligro Food Group NV(a)	139,884	1,538,071
TKH Group NV	261,083	9,612,087
TomTom NV(a)(b)	583,417	3,081,076
Universal Music Group NV	5,171,645	144,248,705
Van Lanschot Kempen NV	209,908	10,327,714
Wereldhave NV	248,260	3,765,652
Wolters Kluwer NV	1,496,526	271,861,919
		5,165,015,127
New Zealand — 0.3%
Air New Zealand Ltd.	5,164,754	1,835,629
Auckland International Airport Ltd.	10,225,325	49,840,858
Contact Energy Ltd.	4,878,166	25,589,386
EBOS Group Ltd.	998,789	22,538,675
Fisher & Paykel Healthcare Corp. Ltd.	3,671,439	77,677,091
Fletcher Building Ltd.(b)	6,075,656	9,778,257
Goodman Property Trust	6,097,422	7,172,110
Infratil Ltd.	5,784,204	36,580,013
Kiwi Property Group Ltd.	7,560,699	3,873,288
Mercury NZ Ltd.	4,532,216	16,113,427
Meridian Energy Ltd.	7,986,632	26,583,388
Ryman Healthcare Ltd.(a)(b)	4,464,688	10,981,768
Spark New Zealand Ltd.	11,608,142	19,056,816
		307,620,706
Norway — 0.8%
Aker ASA, Class A(a)	154,348	8,282,755
Aker BP ASA	2,042,801	42,638,235
Aker Solutions ASA	1,714,030	4,866,758
Atea ASA	631,148	8,040,812
Austevoll Seafood ASA	658,638	6,435,842
AutoStore Holdings Ltd.(b)(c)	8,058,470	7,225,145
Avance Gas Holding Ltd.(a)(c)	94,473	721,613
Bakkafrost P/F	301,868	17,242,056
BW LPG Ltd.(c)	600,972	7,589,835
BW Offshore Ltd.	58,011	162,983
Cadeler AS(b)	1,170,231	6,224,028
Cool Co. Ltd.(a)	143,101	1,242,163
Crayon Group Holding ASA(b)(c)	461,252	4,301,640
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Norway (continued)
DNB Bank ASA	5,562,490	$118,151,071
DNO ASA	2,685,698	3,097,423
DOF Group ASA(b)	844,146	7,087,916
Elkem ASA(b)(c)	2,272,822	4,481,909
Entra ASA(b)(c)	717,793	7,432,421
Equinor ASA	5,283,598	127,248,971
Europris ASA(c)	1,017,415	7,422,453
Flex LNG Ltd.(a)	195,054	4,994,094
Frontline PLC, NVS(a)	924,240	16,213,206
Gjensidige Forsikring ASA	1,190,669	24,426,245
Golden Ocean Group Ltd.(b)	802,113	7,462,208
Grieg Seafood ASA(a)	399,294	2,640,511
Hexagon Composites ASA(b)	965,045	3,199,275
Hoegh Autoliners ASA	681,341	6,181,158
Kitron ASA	821,361	2,813,809
Kongsberg Gruppen ASA	563,279	66,862,912
Leroy Seafood Group ASA	1,747,023	8,666,662
Mowi ASA	2,944,803	59,136,979
MPC Container Ships ASA	2,318,255	3,768,621
NEL ASA(a)(b)	10,357,656	2,158,591
Nordic Semiconductor ASA(b)	1,157,340	11,622,131
Norsk Hydro ASA	8,675,066	51,165,145
Norwegian Air Shuttle ASA(a)(b)	4,842,335	4,625,176
Odfjell Drilling Ltd.	548,010	3,002,347
Orkla ASA	4,472,301	41,529,936
Paratus Energy Services Ltd.(a)	584,970	2,302,938
Protector Forsikring ASA	622,307	18,159,705
Salmar ASA	438,512	23,225,984
Scatec ASA(b)(c)	781,392	5,464,134
Schibsted ASA, Class A	456,689	13,556,990
Schibsted ASA, Class B	566,963	16,206,992
SpareBank 1 Nord Norge	564,880	6,518,825
SpareBank 1 Oestlandet	90,425	1,334,481
SpareBank 1 SMN	1,193,132	19,237,774
SpareBank 1 Sor-Norge ASA	1,255,046	17,888,529
Stolt-Nielsen Ltd.	152,929	3,958,776
Storebrand ASA	2,708,919	31,896,985
Subsea 7 SA	1,434,718	23,667,596
Telenor ASA	4,002,259	48,937,833
TGS ASA	1,269,014	12,771,549
TOMRA Systems ASA	1,453,221	21,480,061
Wallenius Wilhelmsen ASA	728,320	5,884,498
Wilh Wilhelmsen Holding ASA, Class A	85,312	3,105,352
Yara International ASA	1,030,251	30,856,467
		1,016,820,504
Portugal — 0.2%
Altri SGPS SA(a)	726,702	4,342,354
Banco Comercial Portugues SA, Class R	35,463,551	18,511,685
Corticeira Amorim SGPS SA	47,650	416,137
CTT-Correios de Portugal SA	904,877	5,519,505
EDP Renovaveis SA	1,948,172	18,226,993
EDP SA	19,695,059	61,924,687
Galp Energia SGPS SA	2,941,254	49,225,307
Jeronimo Martins SGPS SA	1,715,131	33,895,237
Mota-Engil SGPS SA	582,146	1,729,399
Navigator Co. SA (The)	1,868,340	6,827,412
NOS SGPS SA	1,392,971	4,906,008
REN - Redes Energeticas Nacionais SGPS SA	3,332,068	8,209,635
Sonae SGPS SA	7,384,109	6,901,910
		220,636,269
Security	Shares	Value
Singapore — 1.7%
AIMS APAC REIT	537,193	$509,459
Bitdeer Technologies Group, Class A, NVS(a)(b)	232,995	4,315,067
CapitaLand Ascendas REIT	24,159,603	45,802,910
CapitaLand Ascott Trust	14,115,768	9,279,243
CapitaLand China Trust(a)	7,590,080	4,090,578
Capitaland India Trust	5,182,246	3,882,322
CapitaLand Integrated Commercial Trust	37,163,575	53,049,841
CapitaLand Investment Ltd./Singapore(a)	16,193,800	29,153,285
CDL Hospitality Trusts(a)	7,673,646	4,873,245
City Developments Ltd.	3,148,200	11,671,116
ComfortDelGro Corp. Ltd.	12,425,300	12,877,886
DBS Group Holdings Ltd.	12,487,190	408,729,738
Digital Core REIT Management Pte. Ltd.(a)	5,586,000	3,090,700
ESR-LOGOS REIT	46,040,227	8,808,285
Far East Hospitality Trust	624,000	277,792
First Resources Ltd.	3,191,900	3,398,772
Frasers Centrepoint Trust	7,095,388	11,136,376
Frasers Logistics & Commercial Trust(a)	17,961,586	11,651,188
Genting Singapore Ltd.(a)	36,857,700	20,409,294
Golden Agri-Resources Ltd.	43,315,400	7,808,884
Grab Holdings Ltd., Class A(b)	13,271,906	60,785,329
Hafnia Ltd.	1,752,346	9,234,671
Hutchison Port Holdings Trust, Class U	32,820,600	5,218,475
iFAST Corp. Ltd.(a)	940,600	5,159,519
Keppel DC REIT(a)	11,870,205	19,145,217
Keppel Infrastructure Trust(a)	24,088,869	8,065,074
Keppel Ltd.(a)	9,247,000	45,936,225
Keppel REIT(a)	19,254,540	12,078,760
Lendlease Global Commercial REIT(a)	8,080,809	3,289,032
Mapletree Industrial Trust	13,812,220	21,293,971
Mapletree Logistics Trust	21,406,879	19,129,181
Mapletree Pan Asia Commercial Trust(a)	14,395,456	12,749,586
NetLink NBN Trust	24,035,900	15,210,356
Olam Group Ltd.(a)	5,239,900	4,472,615
Oversea-Chinese Banking Corp. Ltd.	20,937,500	267,053,113
Paragon REIT	5,047,495	3,286,543
Parkway Life REIT	2,949,300	8,380,737
Raffles Medical Group Ltd.(a)	7,198,100	4,422,674
Riverstone Holdings Ltd./Singapore	2,995,400	2,243,918
Sasseur REIT(a)	298,200	149,065
SATS Ltd.	6,533,926	16,261,918
Sea Ltd., ADR(b)	2,331,405	283,941,815
Seatrium Ltd.(b)	13,877,087	22,684,115
Sembcorp Industries Ltd.(a)	6,103,500	24,966,221
Sheng Siong Group Ltd.	4,905,200	5,874,892
SIA Engineering Co. Ltd.	336,100	587,956
Singapore Airlines Ltd.(a)	9,291,000	43,341,524
Singapore Exchange Ltd.	5,063,400	45,557,776
Singapore Post Ltd.(a)	10,641,300	4,334,431
Singapore Technologies Engineering Ltd.	9,983,200	35,432,669
Singapore Telecommunications Ltd.	49,062,900	119,878,427
Starhill Global REIT	11,666,400	4,378,119
StarHub Ltd.	4,493,300	4,061,543
Stoneweg European REIT	1,058,040	1,711,874
Suntec REIT(a)	14,367,100	12,545,904
Super Hi International Holding Ltd.(a)(b)	499,000	1,194,631
UMS Integration Ltd.(a)	3,332,800	2,567,046
United Overseas Bank Ltd.	7,887,200	216,816,296
UOL Group Ltd.	2,775,200	10,349,966
Venture Corp. Ltd.(a)	1,791,900	16,629,568
Wilmar International Ltd.	11,707,300	26,763,611
Yangzijiang Financial Holding Ltd.	15,349,900	5,347,176

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Singapore (continued)
Yangzijiang Shipbuilding Holdings Ltd.	16,637,200	$37,258,648
Yanlord Land Group Ltd.(a)(b)	6,137,300	2,565,391
		2,127,171,559
Spain — 2.6%
Acciona SA	149,458	16,839,199
Acerinox SA	1,147,725	11,517,187
ACS Actividades de Construccion y Servicios SA	1,109,040	56,465,884
Aena SME SA(c)	464,539	100,043,192
Almirall SA	493,464	4,846,254
Amadeus IT Group SA	2,811,539	205,741,533
Atresmedia Corp. de Medios de Comunicacion SA	795,174	3,634,382
Audax Renovables SA	788,626	1,248,452
Banco Bilbao Vizcaya Argentaria SA	36,206,188	412,205,874
Banco de Sabadell SA	33,902,506	79,914,100
Banco Santander SA	98,134,355	502,889,856
Bankinter SA	4,115,562	35,064,896
CaixaBank SA	25,541,147	154,609,724
Cellnex Telecom SA(c)	3,329,885	111,528,507
CIE Automotive SA	378,428	10,086,939
Construcciones y Auxiliar de Ferrocarriles SA	168,303	6,233,134
Distribuidora Internacional de Alimentacion SA(b)	11,690,433	202,532
eDreams ODIGEO SA(b)	287,933	2,742,082
Enagas SA	1,488,454	18,837,780
Ence Energia y Celulosa SA	1,066,169	3,847,561
Endesa SA	1,996,026	44,188,660
Faes Farma SA	2,431,316	8,928,758
Ferrovial SE	2,994,601	127,819,445
Fluidra SA	597,340	15,336,714
Gestamp Automocion SA(c)	1,240,175	3,394,130
Global Dominion Access SA(a)(c)	433,868	1,361,537
Grenergy Renovables SA(b)	85,433	3,164,028
Grifols SA(a)(b)	1,793,784	15,346,959
Iberdrola SA	37,951,335	536,311,607
Iberdrola SA, NVS	654,333	9,246,747
Indra Sistemas SA	833,110	15,967,541
Industria de Diseno Textil SA	6,834,242	370,966,949
Inmobiliaria Colonial SOCIMI SA	1,757,098	9,914,847
Laboratorios Farmaceuticos Rovi SA	126,309	8,529,888
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,866,540	5,005,915
Logista Integral SA	369,635	11,168,513
Mapfre SA	5,558,879	15,444,437
Melia Hotels International SA	771,472	5,745,423
Merlin Properties SOCIMI SA	2,375,470	27,375,577
Neinor Homes SA(c)	324,598	5,677,404
Pharma Mar SA	93,656	8,959,092
Prosegur Cash SA(c)	207,254	122,983
Prosegur Cia. de Seguridad SA	1,236,644	2,316,908
Redeia Corp. SA	1,672,728	28,137,152
Repsol SA	7,427,717	86,324,113
Sacyr SA	3,423,683	11,198,090
Sacyr SA, NVS	85,592	280,764
Solaria Energia y Medio Ambiente SA(a)(b)	528,745	4,137,026
Tecnicas Reunidas SA(b)	363,047	5,126,395
Telefonica SA	24,263,169	98,855,320
Unicaja Banco SA(c)	9,154,538	13,026,034
Vidrala SA	129,636	13,274,163
Viscofan SA	246,310	15,612,399
		3,266,764,586
Security	Shares	Value
Sweden — 3.9%
AAK AB	1,153,679	$33,531,298
AcadeMedia AB(c)	214,940	1,325,952
AddLife AB, Class B	705,067	9,610,082
Addnode Group AB, Class B	602,006	6,392,829
AddTech AB, Class B	1,647,726	48,094,088
AFRY AB	675,104	10,745,904
Alfa Laval AB	1,842,970	82,153,352
Alleima AB, NVS	1,252,006	10,380,446
Ambea AB(c)	327,437	2,745,044
AQ Group AB	171,806	2,455,698
Arjo AB, Class B	1,502,837	5,394,480
Assa Abloy AB, Class B	6,389,152	195,740,017
Atlas Copco AB, Class A	17,046,982	284,782,726
Atlas Copco AB, Class B	9,661,716	143,636,858
Atrium Ljungberg AB, Class B	338,253	5,982,177
Attendo AB(c)	829,531	3,837,997
Avanza Bank Holding AB	782,951	23,478,685
Axfood AB	696,091	14,941,617
Beijer Ref AB, Class B	2,519,969	37,393,452
Betsson AB, Class B	773,179	10,567,249
Better Collective A/S(a)(b)	228,465	2,225,349
Bilia AB, Class A	529,371	6,206,186
Billerud Aktiebolag	1,405,911	14,454,973
BioArctic AB, Class B(a)(b)(c)	218,889	4,351,392
BioGaia AB, Class B	656,223	7,184,967
Biotage AB	436,357	5,588,367
Boliden AB	1,736,283	52,149,759
BoneSupport Holding AB(b)(c)	376,520	11,802,032
Boozt AB(a)(b)(c)	341,095	4,015,123
Bravida Holding AB(c)	1,467,489	11,710,684
Bufab AB	147,987	6,238,309
Bure Equity AB	324,983	11,823,187
Camurus AB(b)	214,737	11,509,409
Castellum AB(b)	2,492,260	27,030,618
Catena AB	265,854	11,580,949
Cibus Nordic Real Estate AB publ	380,302	6,166,772
Clas Ohlson AB, Class B	210,495	4,492,809
Cloetta AB, Class B	1,553,938	3,966,201
Corem Property Group AB, Class B	3,169,762	1,680,800
Creades AB, Class A	256,835	1,853,720
Dios Fastigheter AB	409,078	2,829,802
Dometic Group AB(c)	1,936,752	9,807,763
Electrolux AB, Class B(b)	1,423,176	12,895,924
Electrolux Professional AB, Class B(a)	1,779,972	12,301,847
Elekta AB, Class B	2,331,599	13,817,769
Embracer Group AB(a)(b)	797,007	16,115,196
Engcon AB(a)	240,639	2,261,457
Epiroc AB, Class A	4,286,667	81,688,458
Epiroc AB, Class B	2,282,852	38,110,843
EQT AB	2,337,865	76,332,551
Essity AB, Class B	3,875,459	98,148,966
Evolution AB(c)	1,082,525	83,050,893
Fabege AB	1,536,046	11,489,072
Fastighets AB Balder, Class B(a)(b)	4,195,142	29,851,311
Fortnox AB	3,056,819	21,159,955
Getinge AB, Class B	1,454,233	28,556,782
Granges AB	717,296	8,700,422
H & M Hennes & Mauritz AB, Class B	3,568,953	47,548,457
Hemnet Group AB	557,350	18,520,504
Hexagon AB, Class B	13,042,234	150,999,424
Hexatronic Group AB(a)(b)	1,035,462	3,380,327
Hexpol AB	1,693,920	15,849,036
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
HMS Networks AB	167,068	$7,726,618
Hoist Finance AB(b)(c)	256,469	2,158,542
Holmen AB, Class B	565,293	21,419,311
Hufvudstaden AB, Class A	754,438	8,398,999
Husqvarna AB, Class B	2,365,586	12,597,086
Industrivarden AB, Class A	819,130	29,083,793
Industrivarden AB, Class C	1,005,954	35,545,487
Indutrade AB	1,723,153	47,437,003
Instalco AB(a)	1,291,246	3,676,830
Investment AB Latour, Class B	934,718	24,438,819
Investor AB, Class B	10,959,644	312,089,169
INVISIO AB	229,453	6,829,082
Inwido AB	488,059	8,979,602
JM AB(a)	390,933	5,805,082
Kinnevik AB, Class B	1,551,719	12,250,035
L E Lundbergforetagen AB, Class B	475,279	22,874,844
Lifco AB, Class B	1,477,288	48,443,077
Lindab International AB	506,100	9,038,150
Loomis AB, Class B	466,430	14,845,656
Medicover AB, Class B	391,029	7,222,921
MEKO AB	305,551	3,648,600
Millicom International Cellular SA, SDR	697,457	18,657,060
MIPS AB	166,673	8,125,062
Modern Times Group MTG AB, Class B(b)	555,232	5,155,630
Munters Group AB(c)	817,181	12,983,366
Mycronic AB	488,739	19,814,661
NCAB Group AB(a)	910,895	5,479,599
NCC AB, Class B	521,004	8,403,039
New Wave Group AB, Class B(a)	556,537	5,303,420
Nibe Industrier AB, Class B(a)	9,649,241	38,659,380
Nolato AB, Class B	1,393,414	7,250,855
Nordnet AB publ	845,553	20,100,233
Norion Bank AB(b)	133,157	401,961
NP3 Fastigheter AB	173,839	4,131,259
Nyfosa AB	1,150,221	11,801,381
Pandox AB, Class B	662,345	12,096,616
Paradox Interactive AB	211,044	4,130,355
Peab AB, Class B	1,177,792	8,447,977
Platzer Fastigheter Holding AB, Class B	362,595	2,796,035
Ratos AB, Class B	1,401,699	4,393,784
Rvrc Holding AB(a)	312,824	1,395,997
Saab AB, Class B	2,027,565	43,829,110
Sagax AB, Class B	1,395,348	30,709,245
Samhallsbyggnadsbolaget i Norden AB(a)	6,924,329	3,507,940
Sandvik AB	6,723,945	138,735,147
Scandic Hotels Group AB(c)	1,020,504	7,100,016
Sdiptech AB, Class B(a)(b)	180,257	3,690,578
Sectra AB, Class B	851,484	19,488,175
Securitas AB, Class B	3,089,343	39,305,825
Sinch AB(b)(c)	4,234,339	8,961,057
Skandinaviska Enskilda Banken AB, Class A	9,829,135	139,320,608
Skanska AB, Class B	2,179,467	46,694,709
SKF AB, Class B	2,172,187	43,873,348
SkiStar AB	157,284	2,375,579
Spotify Technology SA(b)	964,756	529,216,904
SSAB AB, Class A	1,339,761	6,436,591
SSAB AB, Class B	3,818,848	18,014,192
Storskogen Group AB, Class B	8,516,990	9,182,679
Surgical Science Sweden AB(a)(b)	193,096	3,011,084
Svenska Cellulosa AB SCA, Class B	3,886,572	53,527,140
Svenska Handelsbanken AB, Class A	9,107,462	100,761,983
Svolder AB, Class B	558,466	2,758,559
Security	Shares	Value
Sweden (continued)
Sweco AB, Class B	1,307,253	$20,429,897
Swedbank AB, Class A	5,293,292	115,253,191
SwedenCare AB	547,409	2,473,139
Swedish Orphan Biovitrum AB(b)	1,238,401	37,505,642
Synsam AB	537,279	2,388,919
Tele2 AB, Class B	3,501,184	38,950,111
Telefonaktiebolaget LM Ericsson, Class B	17,632,020	132,766,922
Telia Co. AB	14,800,491	43,555,982
Thule Group AB(c)	677,415	21,448,421
Trelleborg AB, Class B	1,393,454	52,466,637
Troax Group AB	142,076	2,984,382
Truecaller AB, Class B	1,503,299	8,938,213
Vimian Group AB(a)(b)	1,055,213	3,883,190
Vitec Software Group AB, Class B	200,642	10,586,011
Vitrolife AB	472,010	9,468,388
Volvo AB, Class A	1,195,255	32,971,713
Volvo AB, Class B	10,015,826	275,970,098
Wallenstam AB, Class B	2,425,556	10,470,593
Wihlborgs Fastigheter AB	1,825,990	18,092,351
Xvivo Perfusion AB(b)	152,886	6,402,227
Yubico AB(a)(b)	292,334	6,796,688
		4,870,977,876
Switzerland — 9.1%
ABB Ltd., Registered	9,977,542	543,300,929
Accelleron Industries AG, NVS	605,483	30,259,103
Adecco Group AG, Registered	1,035,000	24,638,884
Alcon AG	3,137,346	286,294,853
Allreal Holding AG, Registered	87,574	16,395,784
ALSO Holding AG, Registered	36,681	10,134,653
Arbonia AG(b)	390,168	5,329,333
Aryzta AG(a)(b)	6,010,795	11,885,416
Autoneum Holding AG(a)	23,914	3,345,203
Avolta AG, Registered	628,887	28,426,085
Bachem Holding AG	213,543	13,595,756
Baloise Holding AG, Registered	279,757	51,047,494
Banque Cantonale Vaudoise, Registered	184,856	18,654,768
Barry Callebaut AG, Registered	22,386	24,608,336
Basilea Pharmaceutica Ag Allschwil, Registered(b)	100,151	4,458,957
Belimo Holding AG, Registered	63,573	46,391,667
BKW AG	143,096	24,413,468
Bossard Holding AG, Class A, Registered	43,757	9,741,054
Bucher Industries AG, Registered	47,367	19,047,785
Burckhardt Compression Holding AG	23,440	17,709,897
Burkhalter Holding AG	42,525	4,598,804
Bystronic AG, Registered(a)	8,601	3,092,866
Cembra Money Bank AG	189,027	18,625,596
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	6,792	78,020,291
Chocoladefabriken Lindt & Spruengli AG, Registered	582	65,872,312
Cie Financiere Richemont SA, Class A, Registered	3,381,187	653,646,096
Clariant AG, Registered	1,326,067	14,926,268
Comet Holding AG, Registered	51,315	15,310,921
COSMO Pharmaceuticals NV	66,257	4,794,220
Daetwyler Holding AG, Bearer	52,287	7,968,636
DKSH Holding AG	217,475	17,097,129
DocMorris AG(a)(b)	70,659	1,523,991
dormakaba Holding AG	22,124	15,886,355
Dottikon Es Holding AG(a)(b)	15,960	3,837,760
EFG International AG	703,542	11,006,782

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Emmi AG, Registered	14,389	$12,528,455
EMS-Chemie Holding AG, Registered	43,965	31,122,618
Flughafen Zurich AG, Registered	123,446	29,718,841
Forbo Holding AG, Registered	6,776	6,488,575
Galderma Group AG(b)	519,677	63,165,791
Galenica AG(c)	318,515	28,384,957
Geberit AG, Registered	211,691	118,074,542
Georg Fischer AG	500,805	39,441,393
Givaudan SA, Registered	58,064	254,187,393
Helvetia Holding AG, Registered	227,204	39,646,005
Holcim AG	3,282,467	328,981,767
Huber + Suhner AG, Registered	125,433	10,410,570
Implenia AG, Registered	113,157	4,318,112
Inficon Holding AG, Registered	10,316	13,297,249
Interroll Holding AG, Registered	3,990	9,357,518
Intershop Holding AG	50,379	7,545,095
Julius Baer Group Ltd.	1,281,475	90,041,962
Kardex Holding AG, Registered	35,334	10,924,681
Komax Holding AG, Registered(a)	28,617	4,235,599
Kuehne + Nagel International AG, Registered	301,631	68,540,462
Kuros Biosciences AG(b)	192,223	4,843,830
Landis+Gyr Group AG	157,509	10,766,226
LEM Holding SA, Registered	2,235	2,117,820
Leonteq AG	25,673	555,606
Logitech International SA, Registered	973,492	96,367,095
Lonza Group AG, Registered	454,525	288,210,719
Medacta Group SA(c)	31,970	4,084,211
Medmix AG(c)	140,249	1,891,707
Mobilezone Holding AG, Registered	517,280	6,477,489
Mobimo Holding AG, Registered	52,388	17,400,351
Montana Aerospace AG(b)(c)	114,280	2,040,289
Nestle SA, Registered	16,456,093	1,397,790,802
Novartis AG, Registered	12,370,819	1,294,937,249
OC Oerlikon Corp. AG Pfaffikon, Registered	1,314,853	5,274,730
Partners Group Holding AG	142,304	216,181,020
PolyPeptide Group AG(a)(b)(c)	88,015	2,466,896
PSP Swiss Property AG, Registered	287,148	42,418,080
R&S Group Holding AG	151,658	3,138,319
Rieter Holding AG, Registered	25,736	2,491,459
Roche Holding AG, Bearer	192,692	64,080,826
Roche Holding AG, NVS	4,423,970	1,390,770,980
Sandoz Group AG	2,579,616	123,505,194
Schindler Holding AG, Participation Certificates, NVS	256,368	74,079,557
Schindler Holding AG, Registered	145,972	41,052,791
Schweiter Technologies AG, NVS	7,084	3,542,972
Sensirion Holding AG(a)(b)(c)	46,716	3,406,103
SFS Group AG	131,101	16,472,246
SGS SA	951,958	92,471,716
Siegfried Holding AG, Registered	26,665	29,950,193
SIG Group AG	1,938,933	42,285,171
Sika AG, Registered	959,749	243,741,561
SKAN Group AG(a)	60,661	5,255,177
Softwareone Holding AG	686,431	4,492,044
Sonova Holding AG, Registered	320,013	111,647,170
Stadler Rail AG	358,246	7,959,412
Straumann Holding AG	703,795	99,809,144
Sulzer AG, Registered	138,822	22,534,790
Sunrise Communications AG, Class A(b)	428,753	21,471,781
Swatch Group AG (The), Bearer	182,672	33,841,953
Swiss Life Holding AG, Registered	181,173	147,916,891
Swiss Prime Site AG, Registered	476,868	54,440,018
Security	Shares	Value
Switzerland (continued)
Swiss Re AG	1,892,033	$288,851,567
Swisscom AG, Registered	160,410	90,268,972
Swissquote Group Holding SA, Registered	79,775	34,631,693
Tecan Group AG, Registered	81,631	20,956,019
Temenos AG, Registered	371,694	31,607,619
TX Group AG	5,592	1,144,495
u-blox Holding AG	52,444	3,901,321
UBS Group AG, Registered	20,655,451	728,301,495
Valiant Holding AG, Registered	114,943	13,629,821
VAT Group AG(c)	170,765	65,601,026
Vetropack Holding AG, Class A, Registered	50,246	1,401,316
Vontobel Holding AG, Registered	199,386	14,733,313
Ypsomed Holding AG, Registered	33,249	13,065,437
Zehnder Group AG, Registered	98,541	5,445,839
Zurich Insurance Group AG	913,555	553,581,920
		11,177,602,478
United Kingdom — 14.7%
3i Group PLC	6,112,698	293,674,243
4imprint Group PLC	169,718	12,561,942
AB Dynamics PLC	7,200	152,656
abrdn PLC	11,816,695	22,600,268
Admiral Group PLC	1,628,338	54,403,564
Advanced Medical Solutions Group PLC(a)	2,131,125	5,522,576
AG Barr PLC	648,409	4,904,168
Airtel Africa PLC(c)	5,678,320	10,110,316
AJ Bell PLC	1,831,362	10,057,674
Alpha Group International PLC	205,778	6,608,230
Alphawave IP Group PLC(a)(b)	1,941,181	3,424,713
Anglo American PLC	7,977,055	233,577,628
Anglogold Ashanti PLC	1	30
Antofagasta PLC	2,468,119	52,335,013
AO World PLC(b)	2,302,025	2,805,757
Ashmore Group PLC	2,574,449	5,426,499
Ashtead Group PLC	2,752,718	179,399,858
Ashtead Technology Holdings PLC(a)	466,313	3,232,033
ASOS PLC(a)(b)	399,775	2,105,652
Associated British Foods PLC	2,119,702	49,737,850
Assura PLC	17,745,918	8,280,843
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	2,357,400	3,055,526
AstraZeneca PLC	9,747,683	1,368,336,453
Atalaya Mining PLC(a)	721,895	3,060,767
Auction Technology Group PLC(a)(b)	569,114	4,360,881
Auto Trader Group PLC(c)	5,718,047	55,692,944
Aviva PLC	16,367,384	103,745,435
B&M European Value Retail SA	6,319,592	25,230,343
Babcock International Group PLC	1,541,318	10,281,607
BAE Systems PLC	18,923,882	286,057,648
Balfour Beatty PLC	3,628,712	20,930,459
Bank of Georgia Group PLC	231,878	13,670,882
Barclays PLC	91,931,150	336,927,117
Barratt Redrow PLC	8,730,127	48,903,658
Beazley PLC	4,044,645	41,762,228
Bellway PLC	749,664	24,199,074
Berkeley Group Holdings PLC	662,858	31,714,323
Big Yellow Group PLC	1,132,383	13,408,592
Bodycote PLC	1,142,954	9,007,889
boohoo Group PLC(a)(b)	5,640,567	2,015,553
BP PLC	101,444,750	524,803,321
Breedon Group PLC	1,736,889	9,389,555
Bridgepoint Group PLC(c)	1,265,229	5,915,688
British American Tobacco PLC	12,487,032	495,434,669
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
British Land Co. PLC (The)	6,250,491	$29,071,703
BT Group PLC	40,810,626	71,526,793
Bunzl PLC	2,115,930	90,068,076
Burberry Group PLC	2,305,978	33,702,552
Burford Capital Ltd.	1,209,207	17,121,950
Bytes Technology Group PLC	1,204,442	6,902,435
C&C Group PLC	2,467,972	4,461,534
Care Reit PLC, Class B	1,916,439	2,020,378
Carnival PLC(b)	865,275	21,693,449
Centrica PLC	33,217,523	58,379,977
Chemring Group PLC	1,594,026	6,272,523
Clarkson PLC	173,138	9,155,041
Close Brothers Group PLC(b)	876,726	3,472,044
CLS Holdings PLC	1,011,539	903,362
CMC Markets PLC(c)	535,132	1,489,580
Coats Group PLC	10,001,533	11,904,860
Coca-Cola HBC AG, Class DI	1,324,062	45,963,956
Compass Group PLC	10,637,086	366,494,069
Computacenter PLC	491,034	14,210,157
Conduit Holdings Ltd.	1,006,218	5,663,094
ConvaTec Group PLC(c)	10,309,613	31,433,405
Craneware PLC	163,471	3,851,065
Cranswick PLC	336,941	21,055,758
Crest Nicholson Holdings PLC	2,026,493	4,517,740
Croda International PLC	851,600	35,076,659
Currys PLC(b)	6,655,200	7,752,546
Custodian Property Income REIT PLC	2,412,191	2,265,402
CVS Group PLC(a)	491,593	5,973,354
DCC PLC	635,678	43,831,320
Deliveroo PLC(b)(c)	6,280,558	10,224,673
Derwent London PLC	593,988	14,442,479
Diageo PLC	13,979,142	416,444,422
Diploma PLC	859,675	48,135,531
Direct Line Insurance Group PLC	8,235,917	27,346,957
DiscoverIE Group PLC	560,306	4,412,737
Diversified Energy Co. PLC	299,037	4,800,521
Domino's Pizza Group PLC	2,512,520	9,358,278
Dowlais Group PLC	8,231,966	7,283,120
Dr. Martens PLC	3,877,621	3,483,295
Drax Group PLC	2,531,198	19,536,733
Dunelm Group PLC	766,143	9,385,410
easyJet PLC	1,906,258	12,040,371
Elementis PLC	3,922,405	7,674,426
Empiric Student Property PLC	2,999,128	3,119,920
Endeavour Mining PLC	1,115,340	22,690,869
Energean PLC	978,975	11,217,136
Entain PLC	3,802,983	33,020,938
Essentra PLC	1,849,409	2,857,179
Experian PLC	5,783,105	284,873,569
FD Technologies PLC(a)(b)	57,196	1,321,898
Fevertree Drinks PLC	611,195	6,070,978
Firstgroup PLC	4,252,906	8,600,550
Foresight Group Holdings Ltd.	435,789	2,128,918
Forterra PLC(c)	825,611	1,641,974
Frasers Group PLC(b)	1,200,687	9,427,265
Future PLC	683,511	7,733,103
Games Workshop Group PLC	208,754	37,523,271
Gamma Communications PLC	535,553	8,884,747
GB Group PLC	1,495,690	6,468,514
Genuit Group PLC	1,487,134	7,218,855
Genus PLC	407,790	9,764,126
Glencore PLC	64,846,616	280,166,291
Security	Shares	Value
United Kingdom (continued)
Grafton Group PLC	1,314,621	$15,044,708
Grainger PLC	4,520,864	11,887,038
Great Portland Estates PLC	2,642,843	9,453,740
Greatland Gold PLC(b)	51,250,000	4,829,408
Greencore Group PLC	3,130,006	7,536,694
Greggs PLC	656,531	17,517,978
GSK PLC	26,026,824	453,376,265
Haleon PLC	53,905,181	251,263,428
Halfords Group PLC	1,386,868	2,434,921
Halma PLC	2,389,315	89,506,786
Hammerson PLC, NVS	2,827,352	9,998,063
Harbour Energy PLC	4,072,373	11,756,115
Hargreaves Lansdown PLC	2,250,786	30,673,481
Hays PLC	9,131,251	8,623,580
Helios Towers PLC(b)	4,294,507	5,058,519
Hikma Pharmaceuticals PLC	1,038,887	29,523,606
Hill & Smith PLC	480,244	11,769,514
Hiscox Ltd.	2,117,552	28,697,279
Hochschild Mining PLC(b)	2,040,577	4,452,994
Hollywood Bowl Group PLC	890,476	3,102,523
Home REIT PLC(b)(d)	4,179,974	1,084,645
Howden Joinery Group PLC	3,472,486	35,098,266
HSBC Holdings PLC	115,064,459	1,201,746,685
Hunting PLC	1,101,849	4,727,391
Ibstock PLC(c)	2,709,244	5,643,440
IG Group Holdings PLC	2,331,245	29,454,291
IMI PLC	1,648,428	40,785,921
Impax Asset Management Group PLC	454,956	1,246,660
Imperial Brands PLC	5,152,007	173,765,056
Inchcape PLC	2,249,379	18,726,468
Indivior PLC, NVS(b)	778,677	9,187,860
Informa PLC	8,611,957	91,893,079
IntegraFin Holdings PLC	1,708,227	7,658,726
InterContinental Hotels Group PLC	1,016,835	135,586,113
Intermediate Capital Group PLC	1,819,137	53,007,215
International Distributions Services PLC	4,364,470	19,741,167
International Workplace Group PLC	4,626,973	9,828,545
Intertek Group PLC	1,012,461	63,854,449
Investec PLC	3,802,237	24,491,265
IP Group PLC(b)	5,811,619	3,761,440
ITV PLC	21,744,228	19,942,798
J D Wetherspoon PLC	583,220	4,519,589
J Sainsbury PLC	11,001,677	34,553,472
JD Sports Fashion PLC	16,209,683	17,788,491
JET2 PLC	1,095,473	20,795,212
John Wood Group PLC(b)	4,202,617	3,775,241
Johnson Matthey PLC	1,072,498	18,960,342
Johnson Service Group PLC	2,517,527	4,245,213
JTC PLC(c)	898,637	11,016,969
Judges Scientific PLC(a)	33,494	2,948,573
Jupiter Fund Management PLC	3,044,623	3,027,571
Just Group PLC	6,330,240	12,966,319
Kainos Group PLC	534,439	5,420,482
Keller Group PLC	511,629	8,650,782
Kier Group PLC	2,736,830	5,066,436
Kingfisher PLC	11,416,466	34,683,512
Lancashire Holdings Ltd.	1,432,804	11,529,699
Land Securities Group PLC	4,414,277	31,835,357
Learning Technologies Group PLC(a)	3,733,913	4,231,525
Legal & General Group PLC	36,355,754	108,563,206
Lloyds Banking Group PLC	385,685,685	296,539,893
London Stock Exchange Group PLC	2,993,479	445,453,502

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
LondonMetric Property PLC	13,122,155	$30,187,967
M&G PLC	13,580,991	34,986,489
Man Group PLC/Jersey	7,704,458	20,361,226
Marks & Spencer Group PLC	12,872,380	53,325,148
Marshalls PLC	1,490,093	4,822,146
Melrose Industries PLC	8,170,021	61,660,001
Mitchells & Butlers PLC(b)	1,468,530	4,200,301
Mitie Group PLC	7,150,357	10,239,095
Mobico Group PLC(b)	3,140,321	2,861,857
Molten Ventures PLC(a)(b)	974,336	3,829,609
Mondi PLC, NVS	2,760,318	42,966,307
MONY Group PLC	3,130,300	7,529,639
Moonpig Group PLC(b)	1,995,765	5,613,492
Morgan Advanced Materials PLC	2,133,253	7,194,164
Morgan Sindall Group PLC	254,863	11,584,236
National Grid PLC	30,696,879	372,391,424
NatWest Group PLC, NVS	44,235,007	235,845,610
NCC Group PLC	1,654,673	2,929,725
Next 15 Group PLC	475,785	1,999,848
Next PLC	759,832	93,390,652
Ninety One PLC	2,454,941	4,538,991
NMC Health PLC, NVS(b)(d)	475,795	6
Ocado Group PLC(a)(b)	3,559,218	13,182,417
OSB Group PLC	2,404,016	12,508,262
Oxford Instruments PLC	326,636	8,454,716
Oxford Nanopore Technologies PLC(a)(b)	3,486,878	6,303,485
Pagegroup PLC	2,010,888	8,128,618
Pan African Resources PLC	10,061,012	4,989,857
Paragon Banking Group PLC	1,689,202	16,828,831
Pearson PLC	3,869,137	64,191,957
Penno Group PLC	1,787,041	12,773,500
Persimmon PLC	2,043,096	31,903,745
Pets at Home Group PLC	2,992,426	8,385,295
Phoenix Group Holdings PLC	4,514,964	29,098,943
Picton Property Income Ltd.	1,247,489	1,008,488
Playtech PLC(b)	1,539,102	14,026,238
Plus500 Ltd.	582,847	20,451,609
Polar Capital Holdings PLC	506,852	3,148,512
Polestar Automotive Holding U.K. PLC, Class A(a)(b)	2,585,042	2,636,743
Premier Foods PLC	3,557,131	8,282,891
Primary Health Properties PLC	8,057,322	9,410,834
PRS REIT PLC (The)	3,193,830	4,379,791
Prudential PLC	16,871,676	140,404,927
PZ Cussons PLC	1,928,113	1,874,282
QinetiQ Group PLC	3,515,692	16,139,502
Quilter PLC(c)	8,735,586	17,557,454
Rank Group PLC	1,167,985	1,288,884
Raspberry PI Holdings PLC(a)(b)	642,387	6,101,154
Rathbones Group PLC	331,947	7,136,813
Reckitt Benckiser Group PLC	4,357,890	288,181,769
RELX PLC	11,704,583	581,207,735
Renewi PLC	438,247	4,347,314
Renishaw PLC	226,784	10,136,876
Rentokil Initial PLC	15,928,572	78,010,912
RHI Magnesita NV	167,948	7,259,242
Rightmove PLC	5,003,136	41,170,500
Rio Tinto PLC	6,940,782	417,987,001
Rolls-Royce Holdings PLC(b)	53,479,168	398,748,385
Rotork PLC	5,262,172	22,695,651
RS Group PLC	2,920,833	23,558,113
RWS Holdings PLC	1,697,873	2,892,534
Security	Shares	Value
United Kingdom (continued)
Safestore Holdings PLC	1,499,621	$11,387,577
Sage Group PLC (The)	6,302,033	104,736,495
Savills PLC	899,886	11,916,404
Schroders PLC	5,266,741	22,999,873
Segro PLC	8,093,813	71,562,019
Serco Group PLC	6,949,117	13,389,585
Serica Energy PLC	1,745,502	3,023,111
Severn Trent PLC	1,713,431	53,512,690
Shaftesbury Capital PLC	9,354,831	14,339,186
Shell PLC	38,966,798	1,279,464,246
SigmaRoc PLC(b)	5,594,757	5,043,236
Sirius Real Estate Ltd.	8,603,277	8,549,760
Smith & Nephew PLC	5,519,684	69,995,804
Smiths Group PLC	2,177,931	55,472,297
Softcat PLC	810,640	16,121,998
Spectris PLC	622,213	23,259,162
Spirax Group PLC	469,638	46,692,806
Spire Healthcare Group PLC(c)	1,208,582	3,506,537
Spirent Communications PLC(b)	3,837,852	8,793,802
SSE PLC	6,933,068	139,670,223
SSP Group PLC	4,890,298	11,017,412
St. James's Place PLC	3,402,808	44,187,617
Standard Chartered PLC	13,625,544	183,256,933
SThree PLC	740,392	2,324,969
Supermarket Income REIT PLC	7,128,491	5,966,063
Target Healthcare REIT PLC	3,602,624	3,872,795
Tate & Lyle PLC	2,449,004	19,965,111
Taylor Wimpey PLC	22,697,782	33,615,340
TBC Bank Group PLC	251,247	10,404,802
Team17 Group PLC(b)	611,730	2,040,321
Telecom Plus PLC	526,925	10,923,745
Tesco PLC	43,243,428	199,023,079
THG PLC(b)	5,099,573	2,587,354
TI Fluid Systems PLC(c)	2,403,627	5,811,499
TP ICAP Group PLC	4,830,756	16,321,801
Trainline PLC(b)(c)	2,832,123	12,438,243
Travis Perkins PLC	1,300,989	11,447,279
Tritax Big Box REIT PLC	13,898,858	25,177,686
Trustpilot Group PLC(b)(c)	1,980,847	8,178,650
Tullow Oil PLC(a)(b)	7,119,060	1,588,845
Unilever PLC	15,586,631	892,755,750
UNITE Group PLC (The)	2,431,569	25,754,684
United Utilities Group PLC	4,308,077	54,433,075
Urban Logistics REIT PLC	2,722,348	3,699,480
Vesuvius PLC	1,358,678	6,915,382
Victrex PLC	544,566	6,698,054
Vistry Group PLC(b)	2,027,903	14,928,660
Vodafone Group PLC	139,150,568	118,548,609
Volex PLC(a)	751,609	2,702,567
Volution Group PLC	1,191,903	7,829,262
Warehouse REIT PLC	1,486,412	1,474,961
Watches of Switzerland Group PLC(a)(b)(c)	1,406,103	9,948,212
Weir Group PLC (The)	1,647,298	49,140,182
WH Smith PLC	811,444	13,149,844
Whitbread PLC	1,192,198	41,353,266
Wickes Group PLC	1,354,043	3,092,492
Wise PLC, Class A(a)(b)	4,208,136	57,977,620
Workspace Group PLC	823,231	4,778,716
WPP PLC	6,717,345	63,856,059
XPS Pensions Group PLC	284,996	1,226,955
Yellow Cake PLC(b)(c)	1,409,327	8,554,616
YouGov PLC	719,823	3,445,081
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Young & Co's Brewery PLC, Series A, Class A(a)	246,048	$2,391,786
Zigup PLC	1,573,890	5,956,559
		18,072,119,407
Total Common Stocks — 99.2% (Cost: $103,282,709,143)		122,321,478,856
Preferred Stocks
Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	386,084	29,335,792
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	715,154	45,533,313
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	66,107	3,895,311
Einhell Germany AG, Preference Shares, NVS	3,087	203,036
Fuchs Petrolub SE, Preference Shares, NVS	451,911	20,540,712
Henkel AG & Co. KGaA, Preference Shares, NVS	1,121,297	97,967,560
Jungheinrich AG, Preference Shares, NVS	315,028	8,141,968
Porsche Automobil Holding SE, Preference Shares, NVS	989,889	39,121,229
Sartorius AG, Preference Shares, NVS	166,156	47,947,893
Sixt SE, Preference Shares, NVS	88,979	5,459,126
STO SE & Co. KGaA, Preference Shares, NVS	9,912	1,176,342
Volkswagen AG, Preference Shares, NVS	1,297,647	132,315,748
		431,638,030
Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	171,864	3,465,216
Total Preferred Stocks — 0.3% (Cost: $573,573,316)		435,103,246
Rights
Spain — 0.0%
ACS Actividades de Construccion, (Expires 02/19/25, Strike Price EUR 0.454)(b)	1,109,040	547,647
Total Rights — 0.0% (Cost: $523,670)		547,647
Warrants
Italy — 0.0%
Webuild SpA (Issued/Exercisable 08/02/21, 1 Share for 1 Warrant, Expires 08/31/30, Strike Price EUR 0.001)(a)(b)	127,842	2
Security	Shares	Value
Spain — 0.0%
Abengoa SA (Issued 03/31/17, Exercisable 06/30/17, 1 Share for 1 Warrant, Expires 03/31/25, Strike Price EUR 0.001)(a)(b)(d)	1,476,448	$15
Total Warrants — 0.0% (Cost: $—)		17
Total Long-Term Investments — 99.5% (Cost: $103,856,806,129)		122,757,129,766
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(f)(g)(h)	781,997,823	782,388,822
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(f)(g)	10,260,000	10,260,000
Total Short-Term Securities — 0.7% (Cost: $792,677,796)		792,648,822
Total Investments — 100.2% (Cost: $104,649,483,925)		123,549,778,588
Liabilities in Excess of Other Assets — (0.2)%		(186,401,917)
Net Assets — 100.0%		$123,363,376,671

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI EAFE ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$738,642,157	$43,694,190 (a)	$—	$440,273	$(387,798)	$782,388,822	781,997,823	$5,802,718 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	25,070,000	—	(14,810,000)(a)	—	—	10,260,000	10,260,000	636,585	—
				$440,273	$(387,798)	$792,648,822		$6,439,303	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	967	03/13/25	$172,982	$1,356,518
SPI 200 Index	598	03/20/25	79,068	1,644,517
Euro STOXX 50 Index	3,748	03/21/25	204,797	9,170,658
FTSE 100 Index	1,169	03/21/25	124,905	3,498,177
				$15,669,870
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$15,669,870	$—	$—	$—	$15,669,870

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$11,532,285	$—	$—	$—	$11,532,285
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$11,632,686	$—	$—	$—	$11,632,686
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI EAFE ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$670,000,803
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$5,334,498,027	$116,984,785,810	$2,195,019	$122,321,478,856
Preferred Stocks	103,242,249	331,860,997	—	435,103,246
Rights	547,647	—	—	547,647
Warrants	—	2	15	17
Short-Term Securities
Money Market Funds	792,648,822	—	—	792,648,822
	$6,230,936,745	$117,316,646,809	$2,195,034	$123,549,778,588
Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,644,517	$14,025,353	$—	$15,669,870

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
January 31, 2025
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Austria — 0.5%
ams-OSRAM AG(a)	36,681	$272,247
ANDRITZ AG	22,981	1,301,201
AT&S Austria Technologie & Systemtechnik AG(a)(b)	14,704	201,199
BAWAG Group AG(c)	25,618	2,315,802
CA Immobilien Anlagen AG(b)	16,169	400,221
DO & CO AG(a)	2,892	579,631
Erste Group Bank AG	110,731	6,807,612
EVN AG	5,778	139,296
Immofinanz AG(a)	14,837	259,200
Lenzing AG(a)(b)	4,322	112,091
Oesterreichische Post AG	17,371	524,751
OMV AG	51,902	2,137,293
Raiffeisen Bank International AG	43,447	982,654
Schoeller-Bleckmann Oilfield Equipment AG(b)	6,586	234,929
UNIQA Insurance Group AG	56,884	481,156
Verbund AG	24,244	1,863,669
Vienna Insurance Group AG Wiener Versicherung Gruppe	17,295	580,419
voestalpine AG	43,565	911,158
Wienerberger AG	43,743	1,276,946
		21,381,475
Belgium — 1.6%
Ackermans & van Haaren NV	7,200	1,397,279
Aedifica SA	18,692	1,126,127
Ageas SA	50,231	2,587,578
Anheuser-Busch InBev SA	296,962	14,633,210
Argenx SE(a)	20,054	13,238,390
Azelis Group NV	43,249	885,993
Barco NV	34,101	338,523
Bekaert SA	16,885	589,453
bpost SA	59,768	115,131
Cofinimmo SA	16,058	905,327
Colruyt Group NV	15,101	556,135
Deme Group NV	2,619	367,551
D'ieteren Group	7,892	1,323,781
Elia Group SA	10,251	691,749
Fagron	31,604	626,868
Galapagos NV(a)(b)	19,861	456,553
Groupe Bruxelles Lambert NV(b)	27,223	1,889,819
KBC Ancora	16,220	872,200
KBC Group NV	74,900	5,745,410
Lotus Bakeries NV	137	1,461,368
Melexis NV	8,643	520,921
Montea NV	6,528	451,204
Proximus SADP	60,464	334,972
Retail Estates NV	3,021	180,204
Shurgard Self Storage Ltd.(b)	11,519	426,357
Sofina SA(b)	5,678	1,415,223
Solvay SA	27,478	839,830
Syensqo SA	24,347	1,918,390
UCB SA	42,491	8,266,763
Umicore SA	69,716	701,825
VGP NV	4,668	398,428
Warehouses De Pauw CVA	60,348	1,296,275
		66,558,837
Denmark — 4.1%
ALK-Abello A/S(a)	45,847	1,032,378
Alm Brand A/S	270,011	562,635
Ambu A/S, Class B	67,700	1,260,177
AP Moller - Maersk A/S, Class A	1,078	1,560,022
Security	Shares	Value
Denmark (continued)
AP Moller - Maersk A/S, Class B, NVS	1,491	$2,202,025
Bavarian Nordic A/S(a)	29,537	811,176
Carlsberg A/S, Class B	31,575	3,307,200
Chemometec A/S	6,840	529,800
Coloplast A/S, Class B	42,924	4,943,451
D/S Norden A/S	8,369	237,948
Danske Bank A/S	227,137	6,781,762
Demant A/S(a)	33,338	1,338,476
DSV A/S	68,354	13,617,086
FLSmidth & Co. A/S	16,729	868,413
Genmab A/S(a)	20,887	4,105,485
GN Store Nord A/S(a)	48,333	989,858
H Lundbeck A/S	115,391	707,107
ISS A/S	54,690	1,033,583
Jyske Bank A/S, Registered	17,358	1,255,416
Netcompany Group A/S(a)(c)	17,284	703,266
NKT A/S(a)	19,134	1,279,107
Novo Nordisk A/S, Class B	1,077,169	90,939,565
Novonesis (Novozymes) B, Class B	119,977	6,878,645
Orsted A/S(a)(c)	55,382	2,135,560
Pandora A/S	27,483	5,257,999
Per Aarsleff Holding A/S	7,493	482,811
Ringkjoebing Landbobank A/S	9,364	1,527,345
Rockwool A/S, Class B	3,224	1,141,667
Royal Unibrew A/S	17,576	1,214,966
Schouw & Co. A/S	6,369	494,761
Spar Nord Bank A/S	28,163	814,356
Sydbank A/S	20,169	1,071,635
Tryg A/S	110,101	2,230,486
Vestas Wind Systems A/S(a)	338,745	4,659,313
Zealand Pharma A/S(a)	22,243	2,260,252
		170,235,732
Finland — 1.6%
Cargotec OYJ, Class B	14,405	716,322
Elisa OYJ	48,281	2,080,603
Fortum OYJ	145,182	2,109,422
Harvia OYJ	5,678	279,497
Huhtamaki OYJ	34,881	1,287,889
Kalmar OYJ, Class B(a)	10,144	341,030
Kemira OYJ	36,252	800,295
Kesko OYJ, Class B	91,838	1,761,584
Kojamo OYJ(a)	46,089	478,830
Kone OYJ, Class B	111,602	5,776,624
Konecranes OYJ	22,255	1,338,842
Mandatum OYJ	149,764	740,316
Metsa Board OYJ, Class B	80,387	401,906
Metso OYJ	228,051	2,263,570
Neste OYJ	145,897	1,848,702
Nokia OYJ	1,767,331	8,333,752
Nokian Renkaat OYJ	43,831	364,784
Nordea Bank Abp	1,049,095	12,477,991
Orion OYJ, Class B	39,259	2,131,667
Outokumpu OYJ(b)	149,236	477,568
Puuilo OYJ	17,548	186,230
QT Group OYJ(a)	6,911	566,303
Revenio Group OYJ	8,025	257,580
Sampo OYJ, Class A	141,912	5,858,168
Sampo OYJ, Class A(a)	20,818	860,227
Stora Enso OYJ, Class R	188,221	2,084,596
TietoEVRY OYJ	41,469	799,431
Tokmanni Group Corp.	29,992	434,585
UPM-Kymmene OYJ	176,115	5,193,613
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Finland (continued)
Valmet OYJ	56,789	$1,548,305
Wartsila OYJ Abp	172,602	3,260,485
		67,060,717
France — 16.3%
Accor SA	67,482	3,469,230
Aeroports de Paris SA	12,265	1,397,620
Air France-KLM, NVS(a)(b)	50,201	415,474
Air Liquide SA	193,008	33,714,989
Airbus SE	199,186	34,453,486
Alstom SA(a)	118,533	2,346,110
Alten SA	10,262	943,946
Amundi SA(c)	19,365	1,363,214
Aperam SA	16,915	466,803
ArcelorMittal SA	148,948	3,712,548
Arkema SA	20,103	1,602,205
AXA SA	586,501	22,250,178
BioMerieux	14,503	1,760,231
BNP Paribas SA	340,506	23,259,853
Bollore SE	233,480	1,379,400
Bouygues SA	65,227	2,073,330
Bureau Veritas SA	107,662	3,364,614
Canal+ SA, NVS(a)	247,078	562,922
Capgemini SE	52,133	9,473,417
Carmila SA	19,352	335,265
Carrefour SA	183,363	2,612,443
Cie de Saint-Gobain SA	153,388	14,383,714
Cie Generale des Etablissements Michelin SCA	226,809	7,887,738
Clariane SE(a)(b)	36,410	81,693
Coface SA	45,738	737,514
Covivio SA/France	19,145	1,017,427
Credit Agricole SA	349,234	5,257,504
Danone SA	214,182	15,002,365
Dassault Aviation SA	7,225	1,630,341
Dassault Systemes SE	224,955	8,782,653
Edenred SE	84,795	2,925,446
Eiffage SA	24,152	2,157,664
Elis SA	61,331	1,255,563
Engie SA	605,535	9,996,100
Eramet SA	3,053	170,440
EssilorLuxottica SA	99,759	27,379,720
Esso SA Francaise	723	83,742
Eurazeo SE	15,127	1,248,782
Eurofins Scientific SE	46,345	2,486,418
Euronext NV(c)	27,143	3,152,581
Eutelsat Communications SACA(a)(b)	60,056	107,783
Fnac Darty SA	7,928	242,623
Forvia SE	64,190	673,698
Gaztransport Et Technigaz SA	11,524	1,760,414
Gecina SA	17,317	1,690,580
Getlink SE	113,050	1,808,498
Hermes International SCA	10,649	29,952,007
ICADE	13,634	320,577
ID Logistics Group SACA(a)	960	401,555
Imerys SA	13,446	370,605
Interparfums SA	11,476	523,029
Ipsen SA	13,337	1,646,339
IPSOS SA	15,123	715,603
JCDecaux SE(a)	25,291	423,496
Kering SA	25,203	6,597,850
Klepierre SA	76,545	2,278,845
La Francaise des Jeux SAEM(c)	36,860	1,400,596
Legrand SA	88,308	9,003,250
Security	Shares	Value
France (continued)
L'Oreal SA	80,349	$29,812,065
Louis Hachette Group, NVS(a)	315,496	421,950
LVMH Moet Hennessy Louis Vuitton SE	91,941	67,246,045
Mercialys SA	37,359	410,104
Neoen SA(c)	25,826	1,065,782
Nexans SA	10,805	1,054,299
Nexity SA(a)	18,723	250,795
Orange SA	608,656	6,545,794
Orpea SA, NVS(a)	40,656	267,822
Pernod Ricard SA	67,786	7,741,789
Pluxee NV, NVS	31,838	739,395
Publicis Groupe SA	77,881	8,282,793
Remy Cointreau SA	8,601	492,974
Renault SA	63,575	3,263,796
Rexel SA	76,798	2,033,142
Rubis SCA	31,943	834,869
Safran SA	121,633	30,152,367
Sanofi SA	380,694	41,374,600
Sartorius Stedim Biotech	10,391	2,395,945
Schneider Electric SE	183,189	46,461,245
SCOR SE	51,046	1,304,126
SEB SA	8,379	797,178
SES SA, Class A	134,640	437,439
Societe BIC SA	8,963	591,367
Societe Generale SA	242,024	7,834,325
Sodexo SA	28,983	2,140,769
SOITEC(a)	9,133	796,130
Sopra Steria Group SACA	5,150	957,447
SPIE SA	48,713	1,623,479
STMicroelectronics NV	227,036	5,072,200
Technip Energies NV	54,440	1,542,295
Teleperformance SE	19,099	1,788,463
Thales SA	31,830	5,152,488
TotalEnergies SE	721,451	41,795,207
Trigano SA	3,606	494,162
Ubisoft Entertainment SA(a)	34,272	395,443
Unibail-Rodamco-Westfield, New	40,782	3,414,537
Valeo SE	87,413	974,380
Vallourec SACA(a)	56,795	1,078,789
Valneva SE(a)(b)	23,682	66,842
Veolia Environnement SA	234,525	6,691,908
Verallia SA(c)	27,303	840,388
Vicat SACA	10,950	456,678
Vinci SA	167,283	18,102,175
Virbac SACA	1,877	630,070
Vivendi SE	233,889	661,085
Voltalia SA(a)(b)	27,373	202,269
VusionGroup	2,677	458,411
Wendel SE	8,883	877,850
Worldline SA/France(a)(c)	90,041	796,805
		675,334,307
Germany — 13.3%
About You Holding SE(a)(b)	42,218	289,060
adidas AG	54,352	14,330,442
Aixtron SE	40,766	566,391
Allianz SE, Registered	130,771	42,640,025
Amadeus Fire AG	3,604	294,272
Aroundtown SA(a)	280,746	833,065
Aurubis AG(b)	11,453	898,761
BASF SE	296,661	14,292,447
Bayer AG, Registered	330,354	7,392,209
Bayerische Motoren Werke AG	96,451	7,832,747

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Bechtle AG	28,434	$954,354
Befesa SA(c)	14,784	320,586
Beiersdorf AG	32,193	4,306,586
Bilfinger SE	11,193	575,713
Brenntag SE	45,441	2,859,146
CANCOM SE	14,812	388,950
Carl Zeiss Meditec AG, Bearer	15,842	965,081
Commerzbank AG	321,644	6,210,640
CompuGroup Medical SE & Co. KgaA	12,962	309,959
Continental AG	37,988	2,699,926
Covestro AG, NVS(a)	58,471	3,597,010
CTS Eventim AG & Co. KGaA	22,436	2,187,765
Daimler Truck Holding AG	166,631	7,338,002
Delivery Hero SE, Class A(a)(c)	63,451	1,639,836
Dermapharm Holding SE	8,662	356,256
Deutsche Bank AG, Registered	634,320	12,415,440
Deutsche Boerse AG	63,229	15,619,951
Deutsche Lufthansa AG, Registered	213,750	1,386,546
Deutsche Pfandbriefbank AG(a)(b)(c)	64,990	368,846
Deutsche Post AG, Registered	338,019	12,169,634
Deutsche Telekom AG, Registered	1,164,079	39,053,640
Deutz AG	40,299	194,936
Duerr AG	20,382	502,027
E.ON SE	736,037	8,718,221
Eckert & Ziegler SE	7,041	397,685
Evonik Industries AG	86,892	1,631,646
Evotec SE(a)(b)	58,243	522,644
Fielmann Group AG	10,529	478,185
flatexDEGIRO AG	22,273	377,350
Fraport AG Frankfurt Airport Services Worldwide(a)	14,383	856,800
Freenet AG	45,912	1,416,496
Fresenius Medical Care AG & Co. KGaA	70,882	3,521,049
Fresenius SE & Co. KGaA(a)	142,550	5,454,749
GEA Group AG	55,043	2,905,010
Gerresheimer AG	11,852	830,118
Grand City Properties SA(a)	24,402	281,770
Hannover Rueck SE	19,445	5,123,540
Heidelberg Materials AG	46,641	6,563,135
HelloFresh SE(a)(b)	57,177	629,098
Henkel AG & Co. KGaA	35,194	2,718,641
Hensoldt AG	22,432	901,923
Hornbach Holding AG & Co. KGaA	4,597	352,567
Hugo Boss AG	19,663	921,173
Hypoport SE(a)(b)	1,458	323,647
Infineon Technologies AG	434,158	14,274,463
Jenoptik AG	22,546	505,631
K+S AG, Registered	70,299	978,332
KION Group AG	24,710	917,587
Knorr-Bremse AG	24,868	1,965,556
Kontron AG	19,583	398,361
Krones AG	5,836	796,342
Lanxess AG	31,983	868,582
LEG Immobilien SE	25,409	2,093,906
Mercedes-Benz Group AG	248,131	15,096,324
Merck KGaA	43,417	6,553,903
METRO AG(b)	68,403	273,201
MTU Aero Engines AG	18,478	6,312,325
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	44,616	24,183,311
Nemetschek SE	20,513	2,450,915
Nordex SE(a)	44,913	518,514
ProSiebenSat.1 Media SE(b)	55,696	319,996
Security	Shares	Value
Germany (continued)
Puma SE	36,103	$1,132,920
Rational AG	1,821	1,618,191
Redcare Pharmacy NV(a)(b)(c)	5,896	739,251
RENK Group AG(a)	24,969	634,005
Rheinmetall AG	14,678	11,475,762
RWE AG	207,043	6,416,004
SAF-Holland SE	26,724	458,321
SAP SE	349,260	96,247,021
Schaeffler AG(a)	64,073	285,552
Schott Pharma AG & Co. KGaA(b)	15,863	388,039
Scout24 SE(c)	25,700	2,499,117
Siemens AG, Registered	253,950	54,440,801
Siemens Energy AG(a)	213,867	12,724,507
Siemens Healthineers AG(c)	92,349	5,241,374
Siltronic AG	7,591	347,107
Sixt SE(b)	6,489	526,969
Stabilus SE	10,606	350,388
Stroeer SE & Co. KGaA	11,470	677,950
Suedzucker AG(b)	25,574	281,488
SUESS MicroTec SE	8,665	386,955
Symrise AG, Class A	44,210	4,526,840
TAG Immobilien AG(a)	60,484	898,881
Talanx AG(a)	21,893	1,859,608
TeamViewer SE(a)(c)	63,890	756,629
thyssenkrupp AG	197,639	979,417
TUI AG(a)	161,525	1,366,393
United Internet AG, Registered(d)	32,304	541,762
Vonovia SE	250,822	7,673,447
Vossloh AG	6,898	339,552
Wacker Chemie AG	6,779	464,563
Zalando SE(a)(c)	76,336	2,844,885
		548,346,644
Ireland — 0.5%
AIB Group PLC	672,726	3,955,762
Bank of Ireland Group PLC	345,705	3,434,988
Cairn Homes PLC	265,214	631,431
Dalata Hotel Group PLC	101,068	496,455
Glanbia PLC	76,915	1,123,784
Kerry Group PLC, Class A	51,244	5,262,329
Kingspan Group PLC	52,331	3,630,289
		18,535,038
Italy — 4.6%
A2A SpA	581,418	1,373,098
ACEA SpA	20,160	385,711
Amplifon SpA	41,805	1,117,190
Anima Holding SpA(c)	85,591	587,284
Azimut Holding SpA	43,932	1,148,650
Banca Generali SpA	21,779	1,090,546
Banca Monte dei Paschi di Siena SpA	336,029	2,153,011
Banca Popolare di Sondrio SpA	132,697	1,225,291
Banco BPM SpA	439,246	3,861,059
BFF Bank SpA(c)	71,290	611,251
BPER Banca SpA	333,457	2,271,574
Brembo NV	56,579	550,834
Brunello Cucinelli SpA	11,640	1,496,484
Buzzi SpA	33,050	1,353,873
Carel Industries SpA(b)(c)	23,521	469,007
Credito Emiliano SpA	41,585	488,207
Davide Campari-Milano NV	209,521	1,208,751
De' Longhi SpA	28,658	1,007,570
DiaSorin SpA	8,073	864,679
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
Enav SpA(c)	88,570	$316,858
Enel SpA	2,746,081	19,518,288
Eni SpA	780,498	10,988,189
ERG SpA	23,205	470,279
Ferrari NV	42,537	18,249,850
FinecoBank Banca Fineco SpA	200,952	3,815,104
Generali	318,631	10,088,973
GVS SpA(a)(b)(c)	26,700	135,472
Hera SpA	326,734	1,194,818
Infrastrutture Wireless Italiane SpA(c)	126,118	1,311,204
Intercos SpA, NVS	5,030	74,509
Interpump Group SpA	29,342	1,384,265
Intesa Sanpaolo SpA	4,936,322	21,366,035
Iren SpA	250,255	541,593
Italgas SpA	171,336	1,023,565
Iveco Group NV	60,484	736,158
Juventus Football Club SpA, NVS(a)(b)	82,021	209,318
Leonardo SpA	134,206	4,192,800
Lottomatica Group SpA	37,987	581,358
Maire Tecnimont SpA	61,827	608,766
Mediobanca Banca di Credito Finanziario SpA	173,681	2,839,214
Moncler SpA	74,829	4,736,890
Nexi SpA(a)(c)	196,058	995,649
Pirelli & C SpA(c)	130,560	785,655
Poste Italiane SpA(c)	149,793	2,273,199
Prysmian SpA	91,703	6,378,774
Recordati Industria Chimica e Farmaceutica SpA	36,450	2,214,852
Reply SpA	8,654	1,426,490
Saipem SpA(a)	431,205	1,052,210
Salvatore Ferragamo SpA(b)	30,989	246,825
Sesa SpA(b)	2,664	188,015
Snam SpA	712,063	3,292,902
SOL SpA	12,240	499,023
Stellantis NV	671,766	8,969,345
Tamburi Investment Partners SpA	45,727	401,437
Technogym SpA(c)	51,087	594,270
Technoprobe SpA(a)	54,259	341,732
Telecom Italia SpA/Milano(a)	3,744,849	1,027,912
Tenaris SA, NVS	143,588	2,713,699
Terna - Rete Elettrica Nazionale	457,940	3,777,509
UniCredit SpA	495,548	22,757,182
Unipol Gruppo SpA	137,528	1,863,602
Webuild SpA	113,717	346,331
		189,794,189
Netherlands — 6.6%
Aalberts NV	34,747	1,226,462
ABN AMRO Bank NV, CVA(c)	154,722	2,595,170
Adyen NV(a)(c)	7,296	11,776,598
Aegon Ltd.	438,741	2,864,318
AerCap Holdings NV	65,637	6,274,897
Akzo Nobel NV	56,720	3,221,584
Allfunds Group PLC	119,614	615,091
Arcadis NV	23,772	1,357,156
ASM International NV	15,779	9,154,715
ASML Holding NV	133,615	98,843,444
ASR Nederland NV	55,523	2,736,007
Basic-Fit NV(a)(b)(c)	8,186	207,045
BE Semiconductor Industries NV	25,701	3,277,684
Coca-Cola Europacific Partners PLC	69,763	5,479,884
Corbion NV	24,830	579,705
CVC Capital Partners PLC(a)(c)	63,261	1,497,877
DSM-Firmenich AG	62,126	6,342,402
Security	Shares	Value
Netherlands (continued)
EXOR NV, NVS	31,792	$3,012,238
Flow Traders Ltd., NVS	13,082	328,711
Fugro NV	43,853	699,976
Havas NV(a)	247,078	389,348
Heineken Holding NV	45,429	2,739,134
Heineken NV	94,815	6,587,524
IMCD NV	19,820	3,103,819
ING Groep NV	1,100,197	18,286,250
InPost SA(a)	65,600	1,073,185
JDE Peet's NV	44,742	781,464
Just Eat Takeaway.com NV(a)(c)	67,341	813,175
Koninklijke Ahold Delhaize NV	308,363	10,927,644
Koninklijke BAM Groep NV	105,840	464,649
Koninklijke Heijmans NV	6,857	228,480
Koninklijke KPN NV	1,333,463	4,825,165
Koninklijke Philips NV(a)	265,935	7,329,769
Koninklijke Vopak NV	26,496	1,216,189
NN Group NV	89,896	4,125,889
OCI NV	38,003	437,622
Pharming Group NV(a)(b)	327,663	294,369
Prosus NV	460,663	17,596,188
QIAGEN NV	72,204	3,206,379
Randstad NV	37,481	1,618,055
SBM Offshore NV	56,070	1,047,508
Signify NV(c)	50,572	1,091,682
TKH Group NV	17,373	639,608
Universal Music Group NV	276,491	7,711,950
Van Lanschot Kempen NV	10,085	496,194
Wolters Kluwer NV	79,167	14,381,636
		273,503,839
Norway — 1.3%
Aker ASA, Class A	10,202	547,469
Aker BP ASA	108,976	2,274,595
Aker Solutions ASA	79,702	226,303
Atea ASA	38,832	494,719
Austevoll Seafood ASA	45,729	446,838
Bakkafrost P/F	18,081	1,032,748
BlueNord ASA(a)	9,709	576,431
BW LPG Ltd.(c)	39,846	503,226
Cadeler AS(a)	73,447	390,638
DNB Bank ASA	303,990	6,456,954
DOF Group ASA(a)	55,172	463,255
Elkem ASA(a)(c)	161,438	318,349
Entra ASA(a)(c)	38,515	398,805
Equinor ASA	287,102	6,914,499
Frontline PLC, NVS	56,372	988,889
Gjensidige Forsikring ASA	68,275	1,400,643
Golden Ocean Group Ltd.(a)	48,643	452,535
Hoegh Autoliners ASA	47,347	429,534
Kongsberg Gruppen ASA	30,312	3,598,126
Leroy Seafood Group ASA	96,698	479,701
Mowi ASA	156,871	3,150,254
MPC Container Ships ASA	183,564	298,407
NEL ASA(a)(b)	948,328	197,637
Nordic Semiconductor ASA(a)	65,536	658,120
Norsk Hydro ASA	453,697	2,675,884
Norwegian Air Shuttle ASA(a)(b)	97,933	93,541
Orkla ASA	250,371	2,324,954
Protector Forsikring ASA	18,205	531,245
Salmar ASA	23,670	1,253,692
Scatec ASA(a)(c)	43,613	304,978
Schibsted ASA, Class A	28,672	851,139

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Norway (continued)
Schibsted ASA, Class B	31,671	$905,335
SpareBank 1 SMN	54,736	882,550
SpareBank 1 Sor-Norge ASA	77,428	1,103,603
Stolt-Nielsen Ltd.	8,350	216,151
Storebrand ASA	159,872	1,882,461
Subsea 7 SA	87,483	1,443,149
Telenor ASA	209,119	2,557,014
TGS ASA	70,897	713,518
TOMRA Systems ASA	84,438	1,248,078
Wallenius Wilhelmsen ASA	35,464	286,533
Yara International ASA	59,472	1,781,212
		53,753,712
Portugal — 0.3%
Banco Comercial Portugues SA, Class R	2,271,252	1,185,575
EDP Renovaveis SA	114,168	1,068,150
EDP SA	1,045,228	3,286,378
Galp Energia SGPS SA	159,877	2,675,728
Jeronimo Martins SGPS SA	90,972	1,797,832
Navigator Co. SA (The)	110,177	402,616
Sonae SGPS SA	445,277	416,199
		10,832,478
Spain — 4.2%
Acciona SA	8,223	926,473
Acerinox SA	62,286	625,027
ACS Actividades de Construccion y Servicios SA	62,378	3,175,926
Aena SME SA(c)	24,602	5,298,291
Almirall SA	8,695	85,393
Amadeus IT Group SA	152,640	11,169,821
Banco Bilbao Vizcaya Argentaria SA	1,946,243	22,157,892
Banco de Sabadell SA	1,845,363	4,349,841
Banco Santander SA	5,205,765	26,676,961
Bankinter SA	234,428	1,997,344
CaixaBank SA	1,318,058	7,978,678
Cellnex Telecom SA(c)	173,679	5,817,066
CIE Automotive SA	20,575	548,423
Enagas SA	80,645	1,020,638
Endesa SA	103,794	2,297,825
Faes Farma SA	158,345	581,506
Ferrovial SE	161,774	6,905,048
Fluidra SA	32,848	843,373
Grifols SA(a)	121,799	1,042,068
Iberdrola SA	2,030,672	28,696,565
Iberdrola SA, NVS	35,254	498,194
Indra Sistemas SA	32,401	621,004
Industria de Diseno Textil SA	368,551	20,005,180
Inmobiliaria Colonial SOCIMI SA	102,808	580,119
Laboratorios Farmaceuticos Rovi SA	8,511	574,764
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	298,685	386,700
Logista Integral SA	24,838	750,480
Mapfre SA	339,116	942,178
Melia Hotels International SA	21,046	156,737
Merlin Properties SOCIMI SA	141,069	1,625,718
Redeia Corp. SA	130,938	2,202,523
Repsol SA	408,886	4,752,028
Sacyr SA	212,637	695,487
Sacyr SA, NVS	5,353	17,559
Solaria Energia y Medio Ambiente SA(a)	34,058	266,478
Telefonica SA	1,361,724	5,548,066
Unicaja Banco SA(c)	479,577	682,392
Vidrala SA	8,913	912,652
Security	Shares	Value
Spain (continued)
Viscofan SA	16,249	$1,029,945
		174,442,363
Sweden — 6.3%
AAK AB	63,370	1,841,828
AddLife AB, Class B	47,421	646,349
Addnode Group AB, Class B	40,943	434,782
AddTech AB, Class B	88,570	2,585,195
AFRY AB	36,386	579,171
Alfa Laval AB	97,202	4,332,936
Alimak Group AB(c)	18,983	198,942
Alleima AB, NVS	66,392	550,459
Arjo AB, Class B	106,393	381,901
Assa Abloy AB, Class B	336,916	10,321,862
Atlas Copco AB, Class A	890,334	14,873,703
Atlas Copco AB, Class B	522,625	7,769,656
Atrium Ljungberg AB, Class B	21,772	385,049
Avanza Bank Holding AB	42,930	1,287,360
Axfood AB	39,356	844,778
Beijer Ref AB, Class B	134,427	1,994,743
Betsson AB, Class B	45,316	619,346
Better Collective A/S(a)	22,291	217,124
Bilia AB, Class A	32,233	377,890
Billerud Aktiebolag	75,897	780,340
BioGaia AB, Class B	30,772	336,922
Biotage AB	27,675	354,430
Boliden AB	92,779	2,786,644
BoneSupport Holding AB(a)(c)	21,514	674,357
Boozt AB(a)(c)	29,277	344,628
Bravida Holding AB(c)	70,571	563,162
Bufab AB	9,518	401,226
Bure Equity AB	19,965	726,345
Camurus AB(a)	11,885	637,009
Castellum AB(a)	140,405	1,522,808
Catena AB	13,703	596,921
Dios Fastigheter AB	11,602	80,257
Dometic Group AB(c)	113,602	575,283
Electrolux AB, Class B(a)	75,584	684,895
Electrolux Professional AB, Class B	90,352	624,446
Elekta AB, Class B	130,215	771,694
Embracer Group AB(a)	47,558	961,606
Epiroc AB, Class A	227,777	4,340,610
Epiroc AB, Class B	127,444	2,127,601
EQT AB	128,239	4,187,072
Essity AB, Class B	202,073	5,117,653
Evolution AB(c)	57,578	4,417,362
Fabege AB	87,278	652,808
Fastighets AB Balder, Class B(a)	232,174	1,652,077
Fortnox AB	172,220	1,192,144
Getinge AB, Class B	78,805	1,547,494
Granges AB	45,970	557,592
H & M Hennes & Mauritz AB, Class B	191,252	2,548,013
Hemnet Group AB	32,403	1,076,738
Hexagon AB, Class B	687,714	7,962,165
Hexatronic Group AB(a)	81,432	265,840
Hexpol AB	98,281	919,559
Holmen AB, Class B	25,820	978,336
Hufvudstaden AB, Class A	42,049	468,123
Husqvarna AB, Class B	123,857	659,556
Industrivarden AB, Class A	45,425	1,612,847
Industrivarden AB, Class C	54,113	1,912,088
Indutrade AB	91,440	2,517,269
Instalco AB	90,641	258,101
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Investment AB Latour, Class B	48,246	$1,261,424
Investor AB, Class B	576,702	16,422,290
INVISIO AB	9,586	285,303
JM AB(b)	31,566	468,733
Kinnevik AB, Class B	102,128	806,249
L E Lundbergforetagen AB, Class B	23,980	1,154,141
Lifco AB, Class B	80,523	2,640,502
Lindab International AB	28,142	502,572
Loomis AB, Class B	26,010	827,853
Medicover AB, Class B	27,210	502,612
Millicom International Cellular SA, SDR	38,957	1,042,104
MIPS AB	11,756	573,088
Munters Group AB(c)	54,177	860,764
Mycronic AB	29,934	1,213,597
NCAB Group AB	70,963	426,886
NCC AB, Class B	33,820	545,468
New Wave Group AB, Class B(b)	36,260	345,533
Nibe Industrier AB, Class B	548,753	2,198,562
Nolato AB, Class B	83,744	435,775
Nordnet AB publ	49,760	1,182,880
Nyfosa AB	59,938	614,970
Pandox AB, Class B	40,123	732,779
Peab AB, Class B	69,854	501,043
Saab AB, Class B	109,020	2,356,644
Sagax AB, Class B	76,923	1,692,945
Sandvik AB	356,786	7,361,565
Scandic Hotels Group AB(c)	70,319	489,235
Sdiptech AB, Class B(a)(b)	12,965	265,445
Sectra AB, Class B	49,914	1,142,397
Securitas AB, Class B	164,654	2,094,899
Sinch AB(a)(c)	258,891	547,886
Skandinaviska Enskilda Banken AB, Class A	522,839	7,410,850
Skanska AB, Class B	112,081	2,401,316
SKF AB, Class B	120,241	2,428,601
Spotify Technology SA(a)	51,378	28,183,403
SSAB AB, Class A	85,725	411,847
SSAB AB, Class B	205,685	970,253
Storskogen Group AB, Class B	533,795	575,516
Svenska Cellulosa AB SCA, Class B	205,359	2,828,271
Svenska Handelsbanken AB, Class A	491,048	5,432,795
Sweco AB, Class B	76,294	1,192,331
Swedbank AB, Class A	281,942	6,138,848
Swedish Orphan Biovitrum AB(a)	66,305	2,008,083
Tele2 AB, Class B	188,797	2,100,336
Telefonaktiebolaget LM Ericsson, Class B	933,539	7,029,433
Telia Co. AB	776,858	2,286,195
Thule Group AB(c)	38,526	1,219,816
Trelleborg AB, Class B	74,976	2,823,013
Troax Group AB	18,507	388,749
Truecaller AB, Class B	97,969	582,497
VBG Group AB, Class B	5,901	175,759
Vitec Software Group AB, Class B	12,922	681,774
Vitrolife AB	30,969	621,229
Volvo AB, Class A	71,285	1,966,433
Volvo AB, Class B	527,356	14,530,453
Wallenstam AB, Class B	124,894	539,140
Wihlborgs Fastigheter AB	104,094	1,031,389
Xvivo Perfusion AB(a)	8,589	359,671
Yubico AB(a)(b)	16,569	385,225
		258,836,465
Switzerland — 14.4%
ABB Ltd., Registered	527,565	28,727,171
Security	Shares	Value
Switzerland (continued)
Accelleron Industries AG, NVS	31,571	$1,577,765
Adecco Group AG, Registered	55,203	1,314,145
Alcon AG	166,471	15,191,117
Allreal Holding AG, Registered	5,775	1,081,207
ALSO Holding AG, Registered	2,566	708,964
Arbonia AG(a)	25,992	355,027
Aryzta AG(a)	397,978	786,940
Avolta AG, Registered	33,917	1,533,070
Bachem Holding AG	12,349	786,230
Baloise Holding AG, Registered	15,098	2,754,945
Banque Cantonale Vaudoise, Registered	11,718	1,182,524
Barry Callebaut AG, Registered	1,324	1,455,438
Belimo Holding AG, Registered	3,297	2,405,948
BKW AG	7,515	1,282,127
Bossard Holding AG, Class A, Registered	2,506	557,878
Bucher Industries AG, Registered	2,577	1,036,294
Burckhardt Compression Holding AG	1,080	815,985
Cembra Money Bank AG	11,284	1,111,858
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	345	3,963,045
Chocoladefabriken Lindt & Spruengli AG, Registered	38	4,300,941
Cie Financiere Richemont SA, Class A, Registered	179,724	34,743,979
Clariant AG, Registered	75,022	844,451
Comet Holding AG, Registered	2,820	841,407
Daetwyler Holding AG, Bearer	2,887	439,984
DKSH Holding AG	13,107	1,030,427
DocMorris AG(a)(b)	1,983	42,770
dormakaba Holding AG	1,259	904,037
Dottikon Es Holding AG(a)(b)	731	175,777
EFG International AG	31,440	491,873
Emmi AG, Registered	832	724,420
EMS-Chemie Holding AG, Registered	2,540	1,798,054
Flughafen Zurich AG, Registered	6,679	1,607,927
Forbo Holding AG, Registered	460	440,488
Galderma Group AG(a)	28,964	3,520,521
Galenica AG(c)	16,668	1,485,395
Geberit AG, Registered	11,385	6,350,193
Georg Fischer AG	28,099	2,212,965
Givaudan SA, Registered	3,060	13,395,795
Helvetia Holding AG, Registered	12,844	2,241,216
Holcim AG	173,510	17,389,855
Huber + Suhner AG, Registered	6,400	531,181
Implenia AG, Registered	7,206	274,984
Inficon Holding AG, Registered	721	929,364
Interroll Holding AG, Registered	281	659,013
Julius Baer Group Ltd.	68,248	4,795,399
Kardex Holding AG, Registered	2,620	810,060
Kuehne + Nagel International AG, Registered	16,031	3,642,769
Kuros Biosciences AG(a)	9,820	247,454
Landis+Gyr Group AG	10,626	726,320
LEM Holding SA, Registered	133	126,027
Logitech International SA, Registered	50,996	5,048,153
Lonza Group AG, Registered	24,309	15,414,145
Mobimo Holding AG, Registered	3,053	1,014,035
Nestle SA, Registered	875,488	74,364,497
Novartis AG, Registered	658,433	68,922,633
OC Oerlikon Corp. AG Pfaffikon, Registered	76,331	306,213
Partners Group Holding AG	7,577	11,510,594
PSP Swiss Property AG, Registered	16,636	2,457,503
Roche Holding AG, Bearer	10,840	3,604,904
Roche Holding AG, NVS	234,730	73,792,470
Sandoz Group AG	138,675	6,639,392

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Schindler Holding AG, Participation Certificates, NVS	14,318	$4,137,299
Schindler Holding AG, Registered	7,526	2,116,593
Sensirion Holding AG(a)(b)(c)	3,625	264,302
SFS Group AG	6,630	833,029
SGS SA	50,863	4,940,753
Siegfried Holding AG, Registered	1,488	1,671,325
SIG Group AG	103,843	2,264,657
Sika AG, Registered	50,648	12,862,762
Softwareone Holding AG	41,303	270,289
Sonova Holding AG, Registered	16,691	5,823,210
Stadler Rail AG	18,822	418,182
Straumann Holding AG	37,550	5,325,178
Sulzer AG, Registered	6,379	1,035,495
Sunrise Communications AG, Class A(a)	23,069	1,155,286
Swatch Group AG (The), Bearer	9,689	1,794,991
Swiss Life Holding AG, Registered	9,503	7,758,630
Swiss Prime Site AG, Registered	26,979	3,079,966
Swiss Re AG	100,286	15,310,393
Swisscom AG, Registered	8,685	4,887,389
Swissquote Group Holding SA, Registered	4,101	1,780,314
Tecan Group AG, Registered	4,949	1,270,490
Temenos AG, Registered	21,328	1,813,662
u-blox Holding AG	2,530	188,207
UBS Group AG, Registered	1,098,720	38,740,351
Valiant Holding AG, Registered	6,421	761,396
VAT Group AG(c)	9,157	3,517,750
Vontobel Holding AG, Registered	11,085	819,108
Ypsomed Holding AG, Registered	1,645	646,415
Zurich Insurance Group AG	48,845	29,598,337
		594,513,022
United Kingdom — 23.3%
3i Group PLC	325,599	15,642,854
4imprint Group PLC	10,619	785,982
abrdn PLC	610,690	1,167,988
Admiral Group PLC	88,365	2,952,318
AG Barr PLC	34,184	258,547
Airtel Africa PLC(c)	395,280	703,801
AJ Bell PLC	98,674	541,909
Alpha Group International PLC	5,896	189,341
Alphawave IP Group PLC(a)	169,903	299,750
Anglo American PLC	426,371	12,484,648
Anglogold Ashanti PLC	1	30
Antofagasta PLC	133,208	2,824,597
Ashmore Group PLC	148,330	312,654
Ashtead Group PLC	145,316	9,470,520
Ashtead Technology Holdings PLC	16,155	111,971
Associated British Foods PLC	111,408	2,614,138
Assura PLC	1,369,012	638,827
AstraZeneca PLC	518,459	72,778,972
Auction Technology Group PLC(a)(b)	52,054	398,868
Auto Trader Group PLC(c)	313,217	3,050,688
Aviva PLC	922,898	5,849,832
B&M European Value Retail SA	332,622	1,327,960
Babcock International Group PLC	88,004	587,045
BAE Systems PLC	1,005,170	15,194,375
Balfour Beatty PLC	196,591	1,133,939
Bank of Georgia Group PLC	11,687	689,033
Barclays PLC	4,900,365	17,959,809
Barratt Redrow PLC	482,943	2,705,308
Beazley PLC	226,087	2,334,419
Bellway PLC	40,394	1,303,914
Berkeley Group Holdings PLC	34,225	1,637,489
Security	Shares	Value
United Kingdom (continued)
Big Yellow Group PLC	71,711	$849,133
Bodycote PLC	64,798	510,688
BP PLC	5,452,329	28,206,490
Breedon Group PLC	114,406	618,474
Bridgepoint Group PLC(c)	80,754	377,572
British American Tobacco PLC	666,734	26,453,295
British Land Co. PLC (The)	314,994	1,465,071
BT Group PLC	2,153,806	3,774,871
Bunzl PLC	112,376	4,783,471
Burberry Group PLC	122,699	1,793,282
Burford Capital Ltd.	69,773	987,961
Bytes Technology Group PLC	79,205	453,909
C&C Group PLC	172,146	311,201
Carnival PLC(a)	50,906	1,276,273
Centrica PLC	1,800,257	3,163,961
Chemring Group PLC	91,284	359,204
Clarkson PLC	9,858	521,263
Close Brothers Group PLC(a)	45,106	178,631
Coats Group PLC	596,501	710,017
Coca-Cola HBC AG, Class DI	72,657	2,522,241
Compass Group PLC	565,859	19,496,314
Computacenter PLC	32,127	929,731
ConvaTec Group PLC(c)	557,254	1,699,035
Craneware PLC	9,590	225,922
Cranswick PLC	20,958	1,309,685
Crest Nicholson Holdings PLC	105,844	235,962
Croda International PLC	44,718	1,841,895
Currys PLC(a)	427,482	497,968
CVS Group PLC	29,520	358,698
DCC PLC	33,548	2,313,204
Deliveroo PLC(a)(c)	368,685	600,215
Derwent London PLC	34,744	844,781
Diageo PLC	743,544	22,150,483
Diploma PLC	45,537	2,549,740
Direct Line Insurance Group PLC	434,261	1,441,942
DiscoverIE Group PLC	28,826	227,022
Domino's Pizza Group PLC	129,941	483,986
Dowlais Group PLC	550,000	486,605
Dr. Martens PLC	208,104	186,941
Drax Group PLC	132,242	1,020,693
Dunelm Group PLC	50,120	613,980
easyJet PLC	103,057	650,932
Elementis PLC	224,650	439,542
Endeavour Mining PLC	62,646	1,274,492
Energean PLC	54,916	629,230
Entain PLC	210,187	1,825,034
Essentra PLC	136,440	210,788
Experian PLC	306,200	15,083,296
Firstgroup PLC	273,813	553,725
Frasers Group PLC(a)	49,864	391,510
Future PLC	50,272	568,767
Games Workshop Group PLC	11,791	2,119,418
Gamma Communications PLC	30,256	501,943
GB Group PLC	99,520	430,401
Genuit Group PLC	108,582	527,079
Genus PLC	26,316	630,110
Glencore PLC	3,433,573	14,834,566
Grafton Group PLC	75,602	865,200
Grainger PLC	272,691	717,006
Great Portland Estates PLC	162,156	580,050
Greencore Group PLC	150,400	362,146
Greggs PLC	38,829	1,036,060
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
GSK PLC	1,383,193	$24,094,637
Haleon PLC	2,865,801	13,358,103
Halma PLC	128,889	4,828,346
Hammerson PLC, NVS	169,540	599,526
Harbour Energy PLC	210,854	608,693
Hargreaves Lansdown PLC	123,766	1,686,670
Hays PLC	555,569	524,681
Helios Towers PLC(a)	260,156	306,439
Hikma Pharmaceuticals PLC	55,730	1,583,763
Hill & Smith PLC	31,476	771,394
Hilton Food Group PLC	25,919	284,091
Hiscox Ltd.	121,294	1,643,789
Hochschild Mining PLC(a)	134,473	293,450
Howden Joinery Group PLC	186,531	1,885,368
HSBC Holdings PLC	6,083,458	63,536,348
Hunting PLC	50,412	216,288
IG Group Holdings PLC	133,284	1,683,987
IMI PLC	85,780	2,122,396
Imperial Brands PLC	271,707	9,164,037
Inchcape PLC	130,817	1,089,074
Indivior PLC, NVS(a)	38,452	453,708
Informa PLC	457,505	4,881,764
IntegraFin Holdings PLC	115,123	516,147
InterContinental Hotels Group PLC	53,701	7,160,562
Intermediate Capital Group PLC	95,041	2,769,367
International Distributions Services PLC	231,793	1,048,435
International Workplace Group PLC	268,002	569,286
Intertek Group PLC	53,327	3,363,257
Investec PLC	224,083	1,443,381
IP Group PLC(a)	549,896	355,908
ITV PLC	1,198,040	1,098,787
J D Wetherspoon PLC	39,693	307,596
J Sainsbury PLC	542,701	1,704,486
JD Sports Fashion PLC	883,029	969,035
JET2 PLC	57,253	1,086,826
John Wood Group PLC(a)	262,084	235,432
Johnson Matthey PLC	59,056	1,044,032
Johnson Service Group PLC	140,740	237,325
JTC PLC(c)	64,080	785,598
Judges Scientific PLC	720	63,384
Just Group PLC	406,371	832,375
Kainos Group PLC	32,873	333,410
Keller Group PLC	24,482	413,949
Kier Group PLC	153,486	284,134
Kingfisher PLC	620,849	1,886,155
Lancashire Holdings Ltd.	89,295	718,552
Land Securities Group PLC	242,011	1,745,361
Learning Technologies Group PLC	259,157	293,694
Legal & General Group PLC	1,983,333	5,922,501
Lloyds Banking Group PLC	20,595,031	15,834,781
London Stock Exchange Group PLC	159,875	23,790,673
LondonMetric Property PLC	700,651	1,611,872
M&G PLC	746,878	1,924,060
Man Group PLC/Jersey	422,957	1,117,784
Marks & Spencer Group PLC	689,020	2,854,336
Marshalls PLC	96,917	313,637
Melrose Industries PLC	445,716	3,363,865
Mitchells & Butlers PLC(a)	131,988	377,513
Mitie Group PLC	518,826	742,943
Mondi PLC, NVS	148,206	2,306,931
MONY Group PLC	238,798	574,406
Morgan Advanced Materials PLC	96,917	326,842
Security	Shares	Value
United Kingdom (continued)
Morgan Sindall Group PLC	18,039	$819,923
National Grid PLC	1,621,653	19,672,673
NatWest Group PLC, NVS	2,349,468	12,526,543
NCC Group PLC	118,743	210,244
Next 15 Group PLC	44,829	188,428
Next PLC	40,866	5,022,824
Ninety One PLC	180,974	334,607
NMC Health PLC, NVS(a)(e)	42,009	1
Ocado Group PLC(a)	193,005	714,840
OSB Group PLC	153,981	801,174
Oxford Instruments PLC	25,062	648,710
Oxford Nanopore Technologies PLC(a)	263,529	476,401
Pagegroup PLC	120,243	486,059
Pan African Resources PLC	650,583	322,663
Paragon Banking Group PLC	81,759	814,532
Pearson PLC	210,211	3,487,562
Penno Group PLC	97,269	695,264
Persimmon PLC	107,220	1,674,282
Pets at Home Group PLC	181,502	508,600
Phoenix Group Holdings PLC	246,963	1,591,677
Playtech PLC(a)	84,929	773,980
Plus500 Ltd.	29,138	1,022,428
Premier Foods PLC	218,182	508,044
Primary Health Properties PLC	609,204	711,541
Prudential PLC	895,573	7,452,897
QinetiQ Group PLC	188,816	866,798
Quilter PLC(c)	469,693	944,025
Rathbones Group PLC	22,566	485,166
Reckitt Benckiser Group PLC	230,239	15,225,415
RELX PLC	621,818	30,877,258
Renew Holdings PLC	26,892	243,613
Renewi PLC	26,354	261,426
Renishaw PLC	13,244	591,985
Rentokil Initial PLC	847,239	4,149,392
Rightmove PLC	265,465	2,184,495
Rio Tinto PLC	375,981	22,642,286
Rolls-Royce Holdings PLC(a)	2,850,815	21,256,088
Rotork PLC	281,033	1,212,090
RS Group PLC	160,950	1,298,150
Safestore Holdings PLC	79,157	601,089
Sage Group PLC (The)	339,907	5,649,077
Savills PLC	52,212	691,398
Schroders PLC	245,422	1,071,759
Segro PLC	435,272	3,848,488
Serco Group PLC	443,880	855,270
Severn Trent PLC	91,559	2,859,507
Shaftesbury Capital PLC	578,154	886,201
Shell PLC	2,072,658	68,055,163
Sirius Real Estate Ltd.	531,523	528,217
Smith & Nephew PLC	290,440	3,683,106
Smiths Group PLC	117,156	2,983,985
Softcat PLC	48,473	964,030
Spectris PLC	36,017	1,346,364
Spirax Group PLC	23,985	2,384,660
Spire Healthcare Group PLC(c)	141,752	411,274
Spirent Communications PLC(a)	237,887	545,079
SSE PLC	385,578	7,767,667
SSP Group PLC	316,155	712,269
St. James's Place PLC	188,326	2,445,532
Standard Chartered PLC	712,953	9,588,871
Supermarket Income REIT PLC	498,551	417,253
Tate & Lyle PLC	137,742	1,122,919

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Taylor Wimpey PLC	1,244,491	$1,843,087
TBC Bank Group PLC	15,540	643,552
Telecom Plus PLC	27,042	560,611
Tesco PLC	2,278,723	10,487,570
TP ICAP Group PLC	252,447	852,949
Trainline PLC(a)(c)	168,738	741,071
Travis Perkins PLC	78,489	690,617
Tritax Big Box REIT PLC	850,007	1,539,782
Trustpilot Group PLC(a)(c)	109,443	451,875
Unilever PLC	829,074	47,486,887
UNITE Group PLC (The)	138,797	1,470,110
United Utilities Group PLC	231,058	2,919,446
Vesuvius PLC	78,134	397,685
Victrex PLC	34,503	424,380
Vistry Group PLC(a)	115,846	852,815
Vodafone Group PLC	7,458,253	6,354,020
Volution Group PLC	64,812	425,731
Watches of Switzerland Group PLC(a)(c)	95,893	678,445
Weir Group PLC (The)	91,706	2,735,661
WH Smith PLC	56,179	910,408
Whitbread PLC	61,481	2,132,565
Wickes Group PLC	158,031	360,926
Wise PLC, Class A(a)	220,474	3,037,582
Workspace Group PLC	54,129	314,210
WPP PLC	365,417	3,473,707
Yellow Cake PLC(a)(c)	83,261	505,394
Zigup PLC	108,018	408,806
		964,782,955
Total Common Stocks — 98.9% (Cost: $4,139,166,941)		4,087,911,773
Preferred Stocks
Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	19,217	1,460,164
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	38,307	2,438,978
Fuchs Petrolub SE, Preference Shares, NVS	23,164	1,052,873
Henkel AG & Co. KGaA, Preference Shares, NVS	57,612	5,033,552
Jungheinrich AG, Preference Shares, NVS	18,077	467,204
Porsche Automobil Holding SE, Preference Shares, NVS	54,016	2,134,757
Sartorius AG, Preference Shares, NVS	8,984	2,592,527
Sixt SE, Preference Shares, NVS	5,070	311,059
Volkswagen AG, Preference Shares, NVS	70,030	7,140,672
		22,631,786
Security	Shares	Value
Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	11,177	$225,357
Total Preferred Stocks — 0.5% (Cost: $37,392,647)		22,857,143
Rights
Spain — 0.0%
ACS Actividades de Construccion, (Expires 02/19/25, Strike Price EUR 0.454)(a)	62,378	30,803
Total Rights — 0.0% (Cost: $29,454)		30,803
Total Long-Term Investments — 99.4% (Cost: $4,176,589,042)		4,110,799,719
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(f)(g)(h)	10,432,913	10,438,129
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(f)(g)	450,000	450,000
Total Short-Term Securities — 0.3% (Cost: $10,888,129)		10,888,129
Total Investments — 99.7% (Cost: $4,187,477,171)		4,121,687,848
Other Assets Less Liabilities — 0.3%		13,017,916
Net Assets — 100.0%		$4,134,705,764

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Europe ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$30,986,580	$—	$(20,554,299)(a)	$19,423	$(13,575)	$10,438,129	10,432,913	$137,809 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	420,000	30,000 (a)	—	—	—	450,000	450,000	21,069	—
				$19,423	$(13,575)	$10,888,129		$158,878	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	249	03/21/25	$13,606	$595,730
FTSE 100 Index	83	03/21/25	8,868	221,792
				$817,522
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$817,522	$—	$—	$—	$817,522

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$403,687	$—	$—	$—	$403,687
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$686,355	$—	$—	$—	$686,355

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Europe ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$23,851,250
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$193,737,787	$3,894,173,985	$1	$4,087,911,773
Preferred Stocks	5,033,552	17,823,591	—	22,857,143
Rights	30,803	—	—	30,803
Short-Term Securities
Money Market Funds	10,888,129	—	—	10,888,129
	$209,690,271	$3,911,997,576	$1	$4,121,687,848
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$817,522	$—	$817,522

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
January 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.8%
Abacus Group	214,246	$152,485
Abacus Storage King	1,144,138	823,634
AGL Energy Ltd.	526,724	3,746,736
ALS Ltd.	444,801	4,484,364
AMP Ltd.	2,747,178	3,026,864
Ampol Ltd.	169,670	3,044,541
Ansell Ltd.	113,242	2,462,111
ANZ Group Holdings Ltd.	2,231,213	42,133,267
APA Group	912,479	3,848,137
ARB Corp. Ltd.	88,140	2,136,251
Aristocrat Leisure Ltd.	437,545	20,345,665
ASX Ltd.	146,402	5,740,343
Atlas Arteria Ltd.	1,012,210	3,160,581
AUB Group Ltd.	110,630	2,180,550
Aurizon Holdings Ltd.	1,212,450	2,453,781
Bank of Queensland Ltd.	584,520	2,517,924
Bapcor Ltd.	406,870	1,251,446
Beach Energy Ltd.	1,995,892	1,871,219
Bega Cheese Ltd.	317,374	1,135,388
Bellevue Gold Ltd.(a)	1,840,207	1,401,776
Bendigo & Adelaide Bank Ltd.	487,877	4,094,178
BHP Group Ltd.	3,771,504	92,626,942
BlueScope Steel Ltd.	384,893	5,026,042
Brambles Ltd.	1,045,387	12,775,138
Breville Group Ltd.	115,295	2,715,883
BWP Trust	505,907	1,061,734
CAR Group Ltd.	303,072	7,552,371
Challenger Ltd.	428,493	1,664,284
Champion Iron Ltd.	430,024	1,461,096
Charter Hall Group	431,051	4,144,565
Charter Hall Long Wale REIT	839,705	2,010,882
Charter Hall Retail REIT	549,040	1,102,599
Clarity Pharmaceuticals Ltd.(a)	213,362	482,794
Cleanaway Waste Management Ltd.	2,072,935	3,549,441
Cochlear Ltd.	51,749	10,185,321
Coles Group Ltd.	986,944	11,896,585
Commonwealth Bank of Australia	1,246,595	123,016,728
Computershare Ltd.	435,169	9,459,723
Corporate Travel Management Ltd.	107,918	1,022,242
Credit Corp. Group Ltd.	61,934	590,876
Cromwell Property Group	943,180	227,255
CSL Ltd.	360,785	62,286,921
De Grey Mining Ltd.(a)	2,368,235	2,902,412
Deterra Royalties Ltd.	634,573	1,586,918
Dexus	780,972	3,483,365
Domino's Pizza Enterprises Ltd.	62,244	1,151,442
Downer EDI Ltd.	621,289	2,186,649
DroneShield Ltd.(a)	1,013,950	419,096
Eagers Automotive Ltd.	203,572	1,618,166
Endeavour Group Ltd./Australia	1,096,786	2,860,951
Evolution Mining Ltd.	1,401,461	4,870,204
Flight Centre Travel Group Ltd.	180,866	1,993,742
Fortescue Ltd.	1,239,647	14,517,963
Genesis Minerals Ltd.(a)	814,003	1,579,310
Gold Road Resources Ltd.	1,544,363	2,340,413
Goodman Group	1,304,349	29,087,185
GPT Group (The)	1,493,922	4,241,014
GrainCorp Ltd., Class A	215,305	1,001,160
Growthpoint Properties Australia Ltd.	240,639	358,246
Harvey Norman Holdings Ltd.	677,457	2,168,301
Security	Shares	Value
Australia (continued)
Healius Ltd.(a)(b)	595,182	$525,948
HUB24 Ltd.	77,327	3,828,238
IDP Education Ltd.	252,832	2,071,497
IGO Ltd.	498,099	1,497,766
Iluka Resources Ltd.	314,164	848,682
Incitec Pivot Ltd.	1,700,453	3,141,141
Ingenia Communities Group	380,047	1,339,334
Insignia Financial Ltd.	397,647	1,080,768
Insurance Australia Group Ltd.	1,774,061	10,061,146
IPH Ltd.	239,930	740,785
IRESS Ltd.(a)	147,347	852,981
James Hardie Industries PLC(a)	330,789	11,118,170
JB Hi-Fi Ltd.	94,520	5,897,229
Lendlease Corp. Ltd.	535,999	2,135,274
Liontown Resources Ltd.(a)(b)	1,525,445	626,407
Lottery Corp. Ltd. (The)	1,906,631	5,927,390
Lovisa Holdings Ltd.	56,823	1,013,604
Lynas Rare Earths Ltd.(a)	637,834	2,472,264
MAC Copper Ltd.(a)	56,940	602,863
Macquarie Group Ltd.	269,536	39,873,144
Magellan Financial Group Ltd.	144,768	932,628
Medibank Pvt Ltd.	2,026,217	4,996,072
Megaport Ltd.(a)	203,475	1,061,512
Metcash Ltd.	1,144,974	2,236,895
Mineral Resources Ltd.	135,788	2,896,830
Mirvac Group	2,930,701	3,545,333
Monadelphous Group Ltd.	96,909	940,165
Myer Holdings Ltd.	762,206	430,072
Nanosonics Ltd.(a)(b)	281,994	598,513
National Australia Bank Ltd.	2,299,339	56,659,506
National Storage REIT	1,312,132	1,813,555
Netwealth Group Ltd.	95,436	1,844,838
Neuren Pharmaceuticals Ltd., NVS(a)(b)	167,862	1,488,954
New Hope Corp. Ltd.	424,653	1,266,052
NEXTDC Ltd.(a)	469,442	4,269,093
nib holdings Ltd.	415,181	1,477,689
Nine Entertainment Co. Holdings Ltd.	883,984	737,742
Northern Star Resources Ltd.	921,585	9,753,798
Nufarm Ltd./Australia	355,936	796,783
Orica Ltd.	346,045	3,751,132
Origin Energy Ltd.	1,339,748	8,640,531
Orora Ltd.	1,162,147	1,691,428
Paladin Energy Ltd.(a)(b)	319,410	1,734,106
Paladin Energy Ltd., NVS(a)	112,715	612,687
Perpetual Ltd.	89,382	1,180,609
Perseus Mining Ltd.	1,379,563	2,407,219
PEXA Group Ltd.(a)	111,353	900,553
Pilbara Minerals Ltd.(a)(b)	2,257,555	3,166,347
Pinnacle Investment Management Group Ltd.	142,738	2,237,982
PolyNovo Ltd.(a)	740,959	941,763
Premier Investments Ltd.	105,862	1,550,636
Pro Medicus Ltd.	47,778	8,176,528
Qantas Airways Ltd.(a)	700,579	4,059,759
QBE Insurance Group Ltd.	1,095,495	14,140,379
Qube Holdings Ltd.	1,006,953	2,584,161
Ramelius Resources Ltd.	1,455,197	2,192,885
Ramsay Health Care Ltd.	138,128	2,869,420
REA Group Ltd.	43,455	6,665,050
Reece Ltd.	216,919	3,177,866
Region RE Ltd.	1,312,625	1,762,811
Regis Resources Ltd.(a)	917,188	1,709,104
Reliance Worldwide Corp. Ltd.	808,604	2,692,359

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Australia (continued)
Rio Tinto Ltd.	273,930	$19,728,692
Sandfire Resources Ltd.(a)	470,246	2,851,929
Santos Ltd.	2,476,666	10,723,852
Scentre Group	3,770,538	8,532,993
SEEK Ltd.	257,576	3,621,453
SGH Ltd.	152,339	4,494,483
Sigma Healthcare Ltd.(b)	1,182,538	2,090,297
Silex Systems Ltd.(a)(b)	230,754	874,902
Sims Ltd.	102,886	835,505
Sonic Healthcare Ltd.	352,331	6,189,660
South32 Ltd.	3,560,296	7,310,527
Spartan Resources Ltd/Australia(a)	830,218	686,165
Star Entertainment Group Ltd. (The)(a)(b)	2,751,884	201,426
Steadfast Group Ltd.	994,085	3,571,181
Stockland	1,787,710	5,663,472
Suncorp Group Ltd.	954,433	12,236,818
Super Retail Group Ltd.	122,915	1,184,173
Tabcorp Holdings Ltd.	1,678,980	701,105
Technology One Ltd.	217,296	4,131,498
Telix Pharmaceuticals Ltd.(a)	225,378	4,048,399
Telstra Group Ltd.	3,032,773	7,404,182
Transurban Group	2,252,654	18,555,279
Treasury Wine Estates Ltd.	615,762	4,084,958
Vault Minerals Ltd.(a)	6,275,863	1,487,154
Ventia Services Group Pty. Ltd.	865,404	2,034,383
Vicinity Ltd.	2,811,198	3,809,935
Viva Energy Group Ltd.(c)	1,150,880	1,833,721
Washington H Soul Pattinson & Co. Ltd.	148,742	3,138,396
Waypoint REIT Ltd.	695,843	1,042,930
WEB Travel Group Ltd.(a)	458,650	1,437,019
Wesfarmers Ltd.	847,254	39,909,367
West African Resources Ltd.(a)	843,417	853,840
Westgold Resources Ltd.	733,446	1,155,407
Westpac Banking Corp.	2,586,166	53,659,922
Whitehaven Coal Ltd.	636,187	2,390,636
WiseTech Global Ltd.	138,192	10,461,507
Woodside Energy Group Ltd.	1,379,728	21,028,134
Woolworths Group Ltd.	890,996	16,752,066
Worley Ltd.	300,660	2,671,552
Xero Ltd.(a)	110,854	12,477,177
Zip Co. Ltd.(a)	1,033,581	1,534,579
		1,124,883,850
Austria — 0.3%
ams-OSRAM AG(a)	83,616	620,598
ANDRITZ AG	51,467	2,914,099
BAWAG Group AG(c)	49,993	4,519,239
CA Immobilien Anlagen AG(b)	31,806	787,274
Erste Group Bank AG	252,463	15,521,129
Immofinanz AG(a)	45,534	795,471
Lenzing AG(a)(b)	13,020	337,674
Oesterreichische Post AG	52,351	1,581,441
OMV AG	113,809	4,686,586
Raiffeisen Bank International AG	144,053	3,258,091
Schoeller-Bleckmann Oilfield Equipment AG(b)	14,399	513,627
UNIQA Insurance Group AG	93,537	791,187
Verbund AG	55,978	4,303,105
Vienna Insurance Group AG Wiener Versicherung Gruppe	23,099	775,200
voestalpine AG	86,233	1,803,555
Wienerberger AG	112,258	3,277,037
		46,485,313
Security	Shares	Value
Belgium — 0.9%
Ackermans & van Haaren NV	20,229	$3,925,772
Aedifica SA	26,623	1,603,941
Ageas SA	110,782	5,706,775
Anheuser-Busch InBev SA	661,277	32,585,331
Argenx SE(a)	44,481	29,363,560
Azelis Group NV	95,568	1,957,794
Barco NV	54,670	542,712
Bekaert SA	33,618	1,173,599
bpost SA	103,159	198,715
Cofinimmo SA	24,984	1,408,562
Colruyt Group NV	47,028	1,731,934
Deme Group NV	7,962	1,117,389
D'ieteren Group	19,212	3,222,565
Elia Group SA	20,220	1,364,467
Fagron	66,742	1,323,834
Galapagos NV(a)(b)	32,927	756,906
Groupe Bruxelles Lambert NV	65,650	4,557,420
KBC Ancora	43,242	2,325,257
KBC Group NV	172,051	13,197,645
Kinepolis Group NV(b)	8,350	333,931
Lotus Bakeries NV	260	2,773,399
Melexis NV	16,187	975,604
Montea NV	14,820	1,024,333
Ontex Group NV(a)	40,068	340,014
Proximus SADP	96,306	533,538
Retail Estates NV	12,300	733,701
Shurgard Self Storage Ltd.	27,683	1,024,641
Sofina SA	11,892	2,964,041
Solvay SA	49,767	1,521,065
Syensqo SA	53,257	4,196,316
UCB SA	96,329	18,741,121
Umicore SA	171,572	1,727,201
VGP NV	16,481	1,406,705
Warehouses De Pauw CVA	124,523	2,674,755
		149,034,543
Canada — 11.1%
Advantage Energy Ltd.(a)	174,227	1,106,489
Agnico Eagle Mines Ltd.	381,337	35,442,944
Air Canada(a)	167,178	2,255,727
Alamos Gold Inc., Class A	350,012	7,318,860
Algonquin Power & Utilities Corp.	576,018	2,564,308
Alimentation Couche-Tard Inc.	574,771	30,353,098
Allied Gold Corp.(a)	157,552	493,248
Allied Properties REIT	71,557	855,720
AltaGas Ltd.	253,693	5,854,655
Altus Group Ltd.	31,032	1,267,244
ARC Resources Ltd.	482,264	8,259,229
Aritzia Inc.(a)	71,162	3,422,592
Atco Ltd., Class I, NVS	66,480	2,114,680
Athabasca Oil Corp.(a)	550,819	1,841,938
AtkinsRealis Group Inc.	132,586	6,643,212
ATS Corp.(a)	68,626	1,856,187
B2Gold Corp.	929,715	2,245,364
Badger Infrastructure Solutions Ltd.	55,794	1,516,402
Ballard Power Systems Inc.(a)(b)	682,000	933,829
Bank of Montreal	538,663	53,327,025
Bank of Nova Scotia (The)	914,219	46,775,605
Barrick Gold Corp.	1,269,232	20,749,959
Bausch Health Companies Inc.(a)	237,126	1,758,846
Baytex Energy Corp.	753,443	1,809,279
BCE Inc.	28,761	684,913
Birchcliff Energy Ltd.(b)	253,508	995,996
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Bitfarms Ltd./Canada(a)(b)	356,704	$520,324
BlackBerry Ltd.(a)	431,515	1,906,166
Boardwalk REIT	34,280	1,477,718
Bombardier Inc., Class B(a)	66,090	3,867,585
Boralex Inc., Class A	66,663	1,185,242
Boyd Group Services Inc.	15,691	2,573,331
Brookfield Asset Management Ltd., Class A	269,809	16,147,512
Brookfield Corp., Class A	1,029,404	62,939,305
Brookfield Infrastructure Corp., Class A, NVS	85,145	3,554,372
Brookfield Renewable Corp.	98,298	2,618,845
Brookfield Wealth Solutions Ltd.	27,051	1,653,008
BRP Inc.	34,497	1,649,666
CAE Inc.(a)	258,054	6,084,915
Cameco Corp.	326,585	16,150,042
Canada Goose Holdings Inc.(a)(b)	89,171	976,779
Canadian Apartment Properties REIT	85,351	2,379,034
Canadian Imperial Bank of Commerce	705,839	44,462,490
Canadian National Railway Co.	398,846	41,664,293
Canadian Natural Resources Ltd.	1,562,828	47,475,733
Canadian Pacific Kansas City Ltd.	692,160	55,007,039
Canadian Tire Corp. Ltd., Class A, NVS	40,361	4,543,893
Canadian Utilities Ltd., Class A, NVS	93,137	2,175,664
Canadian Western Bank	79,562	3,168,575
Canfor Corp.(a)	38,830	403,168
Capital Power Corp.	95,991	3,515,080
Capstone Copper Corp.(a)	398,773	2,233,469
CCL Industries Inc., Class B, NVS	127,876	6,351,786
Celestica Inc., NVS(a)	92,380	11,405,197
Cenovus Energy Inc.	1,039,228	15,030,497
Centerra Gold Inc.	170,572	1,066,845
CGI Inc.	151,834	17,899,143
Choice Properties REIT	205,602	1,827,762
CI Financial Corp.	130,062	2,789,440
Cogeco Communications Inc.	11,266	474,019
Colliers International Group Inc.	29,658	4,219,891
Constellation Software Inc./Canada	15,222	49,781,863
Converge Technology Solutions Corp.	234,349	546,629
Crombie REIT	52,696	487,312
Cronos Group Inc.(a)	274,969	516,507
Definity Financial Corp.	65,535	2,577,029
Denison Mines Corp.(a)	984,425	1,801,748
Descartes Systems Group Inc. (The)(a)	66,203	7,663,213
Dollarama Inc.	213,966	20,247,527
Dream Industrial REIT	181,263	1,456,739
Dundee Precious Metals Inc.	136,611	1,384,580
Dye & Durham Ltd.	64,046	654,848
Eldorado Gold Corp.(a)	195,793	2,979,971
Element Fleet Management Corp.	305,302	5,997,435
Emera Inc.	204,571	7,772,670
Empire Co. Ltd., NVS	125,236	3,682,930
Enbridge Inc.	1,624,843	70,266,201
Endeavour Silver Corp.(a)(b)	223,283	880,319
Enghouse Systems Ltd.	36,751	697,671
EQB Inc.	23,351	1,741,022
Equinox Gold Corp.(a)	369,419	2,229,198
ERO Copper Corp.(a)	96,276	1,289,112
Fairfax Financial Holdings Ltd.	16,077	21,640,205
Finning International Inc.	110,565	2,760,797
First Capital Real Estate Investment Trust	111,901	1,279,661
First Majestic Silver Corp.	302,800	1,725,107
First Quantum Minerals Ltd.(a)	520,378	6,513,005
FirstService Corp.	34,554	6,284,080
Security	Shares	Value
Canada (continued)
Fortis Inc./Canada	362,156	$15,424,678
Fortuna Mining Corp.(a)(b)	313,778	1,589,023
Franco-Nevada Corp.	138,645	18,847,554
Freehold Royalties Ltd.	150,390	1,293,477
George Weston Ltd.	45,638	7,054,444
GFL Environmental Inc.	171,968	7,418,993
Gibson Energy Inc.	177,474	2,994,229
Gildan Activewear Inc.	114,535	5,906,628
goeasy Ltd.	12,396	1,509,082
Granite Real Estate Investment Trust	34,019	1,642,958
Great-West Lifeco Inc.	213,030	6,887,728
H&R Real Estate Investment Trust	100,848	648,797
Hammond Power Solutions Inc., Class A(b)	8,804	632,790
Hudbay Minerals Inc.	317,675	2,618,603
Hydro One Ltd.(c)	271,485	8,447,072
iA Financial Corp. Inc.	78,252	7,226,202
IAMGOLD Corp.(a)	468,131	2,911,827
IGM Financial Inc.	54,348	1,743,728
Imperial Oil Ltd.	144,217	9,592,636
Innergex Renewable Energy Inc.	106,581	533,877
Intact Financial Corp.	133,640	23,737,686
Interfor Corp.(a)	58,486	684,117
InterRent REIT	89,574	602,152
Ivanhoe Mines Ltd., Class A(a)(b)	543,483	5,837,389
Keyera Corp.	168,950	4,794,095
Killam Apartment REIT	79,821	907,862
Kinaxis Inc.(a)	17,473	2,011,736
Kinross Gold Corp.	981,174	11,051,583
Labrador Iron Ore Royalty Corp.	60,908	1,278,634
Laurentian Bank of Canada	28,845	555,723
Lightspeed Commerce Inc.(a)	142,619	2,055,849
Linamar Corp.	50,181	1,952,203
Lithium Americas Corp.(a)(b)	166,410	498,079
Loblaw Companies Ltd.	120,165	15,046,360
Lundin Gold Inc.	74,899	1,855,275
Lundin Mining Corp.(b)	572,054	4,518,650
MAG Silver Corp.(a)	82,483	1,296,255
Magna International Inc.	195,167	7,737,656
Manulife Financial Corp.	1,341,856	40,125,959
Maple Leaf Foods Inc.	45,125	663,206
MEG Energy Corp.	195,889	3,211,914
Methanex Corp.	62,357	3,251,823
Metro Inc./CN	170,541	10,655,952
MTY Food Group Inc.	24,473	849,866
National Bank of Canada	254,034	22,546,424
New Gold Inc.(a)	616,618	1,862,561
NexGen Energy Ltd.(a)	392,865	2,565,307
NFI Group Inc.(a)	75,010	620,374
NGEx Minerals Ltd.(a)	150,038	1,347,229
North West Co. Inc. (The)	49,285	1,574,841
Northland Power Inc.	204,378	2,392,039
NorthWest Healthcare Properties REIT	116,602	362,639
Novagold Resources Inc.(a)	187,815	586,700
Nutrien Ltd.	364,626	18,819,002
NuVista Energy Ltd.(a)	156,146	1,397,777
OceanaGold Corp.	584,153	1,744,400
Onex Corp.	49,633	3,806,785
Open Text Corp.	223,857	6,586,249
Osisko Gold Royalties Ltd.	163,047	3,015,587
Pan American Silver Corp.	283,806	6,582,792
Paramount Resources Ltd., Class A	77,154	1,527,844
Parex Resources Inc.	75,324	717,816

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Parkland Corp.	134,601	$2,996,073
Pason Systems Inc.	77,944	707,924
Pembina Pipeline Corp.	444,551	16,046,476
Peyto Exploration & Development Corp.	211,552	2,283,862
Power Corp. of Canada	423,871	12,847,227
PrairieSky Royalty Ltd.	165,587	3,083,073
Premium Brands Holdings Corp., Class A	29,677	1,604,786
Prinmaris REIT	114,333	1,174,522
Propel Holdings Inc.	27,702	734,603
Quebecor Inc., Class B	139,103	3,087,668
RB Global Inc.	140,303	12,545,068
Restaurant Brands International Inc.	220,793	13,575,575
Richelieu Hardware Ltd.	45,395	1,283,123
RioCan REIT	101,419	1,289,588
Rogers Communications Inc., Class B, NVS	273,284	7,506,449
Royal Bank of Canada	1,054,471	128,552,084
Russel Metals Inc.	54,116	1,514,362
Sandstorm Gold Ltd.	260,432	1,519,567
Saputo Inc.	205,240	3,410,428
Seabridge Gold Inc.(a)	106,735	1,312,385
Secure Waste Infrastructure Corp.	196,943	2,035,355
Shopify Inc., Class A(a)	907,814	105,944,427
Sienna Senior Living Inc.	134,877	1,450,530
SilverCrest Metals Inc.(a)	159,070	1,666,932
Skeena Resources Ltd.(a)(b)	73,819	724,298
SmartCentres Real Estate Investment Trust	103,192	1,743,830
South Bow Corp.	155,817	3,728,844
Spin Master Corp.(c)	28,615	605,830
SSR Mining Inc.(a)	143,136	1,146,388
Stantec Inc.	89,246	6,906,456
Stella-Jones Inc.	51,749	2,497,098
Sun Life Financial Inc.	426,394	24,588,765
Suncor Energy Inc.	951,821	35,712,526
Superior Plus Corp.	138,961	575,598
Tamarack Valley Energy Ltd.	692,899	2,102,511
TC Energy Corp.	773,950	34,875,278
Teck Resources Ltd., Class B	345,901	14,130,211
TELUS Corp.	352,020	5,105,846
TFI International Inc.	61,225	8,068,969
Thomson Reuters Corp.	115,688	19,440,933
TMX Group Ltd.	233,983	7,241,584
Topaz Energy Corp.	107,182	1,847,393
Torex Gold Resources Inc.(a)	77,959	1,653,749
Toromont Industries Ltd.	62,106	4,952,327
Toronto-Dominion Bank (The)	1,296,004	73,933,802
Tourmaline Oil Corp.	255,031	11,618,401
TransAlta Corp.	194,847	2,240,268
Transcontinental Inc., Class A	63,433	797,850
Veren Inc.	573,189	2,886,946
Vermilion Energy Inc.	205,468	1,893,017
Wesdome Gold Mines Ltd.(a)	148,914	1,471,363
West Fraser Timber Co. Ltd.	37,422	3,244,605
Wheaton Precious Metals Corp.	332,044	20,717,480
Whitecap Resources Inc.	458,224	3,017,307
Winpak Ltd.	33,920	1,009,186
WSP Global Inc.	96,141	16,314,897
		1,831,828,915
Denmark — 2.3%
ALK-Abello A/S(a)	126,263	2,843,178
Alm Brand A/S	715,075	1,490,037
Ambu A/S, Class B	149,810	2,788,583
AP Moller - Maersk A/S, Class A	2,120	3,067,947
Security	Shares	Value
Denmark (continued)
AP Moller - Maersk A/S, Class B, NVS	3,463	$5,114,428
Bavarian Nordic A/S(a)(b)	71,998	1,977,285
Carlsberg A/S, Class B	67,925	7,114,539
Chemometec A/S	18,265	1,414,736
Coloplast A/S, Class B	95,167	10,960,149
D/S Norden A/S	22,109	628,605
Danske Bank A/S	503,493	15,033,084
Demant A/S(a)	74,494	2,990,835
DFDS A/S(b)	35,176	522,820
DSV A/S	153,194	30,518,417
FLSmidth & Co. A/S	42,521	2,207,292
Genmab A/S(a)	47,598	9,355,718
GN Store Nord A/S(a)	121,372	2,485,694
H Lundbeck A/S	240,791	1,475,549
H Lundbeck A/S, Class A	54,614	272,945
ISS A/S(b)	146,758	2,773,570
Jyske Bank A/S, Registered	43,669	3,158,358
Netcompany Group A/S(a)(b)(c)	40,976	1,667,266
NKT A/S(a)	42,480	2,839,786
Novo Nordisk A/S, Class B	2,406,820	203,194,823
Novonesis (Novozymes) B, Class B	277,900	15,932,849
Orsted A/S(a)(b)(c)	136,775	5,274,117
Pandora A/S	65,581	12,546,841
Ringkjoebing Landbobank A/S	18,140	2,958,781
Rockwool A/S, Class B	6,722	2,380,362
Royal Unibrew A/S	37,930	2,621,965
Schouw & Co. A/S	12,956	1,006,456
Svitzer Group A/S, NVS(a)(b)	21,710	638,784
Sydbank A/S	56,644	3,009,653
TORM PLC, Class A	51,164	1,018,525
Tryg A/S	242,428	4,911,239
Vestas Wind Systems A/S(a)	752,904	10,355,917
Zealand Pharma A/S(a)	54,776	5,566,137
		384,117,270
Finland — 0.9%
Cargotec OYJ, Class B	35,417	1,761,192
Citycon OYJ	47,363	167,702
Elisa OYJ	102,745	4,427,653
Fortum OYJ	332,653	4,833,282
Huhtamaki OYJ	95,001	3,507,660
Kalmar OYJ, Class B(a)	35,845	1,205,070
Kemira OYJ	93,051	2,054,183
Kesko OYJ, Class B	220,054	4,220,950
Kojamo OYJ(a)	89,146	926,161
Kone OYJ, Class B	243,207	12,588,622
Konecranes OYJ	51,052	3,071,246
Mandatum OYJ	321,448	1,588,988
Metsa Board OYJ, Class B	139,206	695,979
Metso OYJ	514,787	5,109,632
Neste OYJ	279,372	3,540,001
Nokia OYJ	4,044,934	19,073,665
Nokian Renkaat OYJ	118,140	983,222
Nordea Bank Abp	2,337,193	27,798,696
Orion OYJ, Class B	95,132	5,165,433
Outokumpu OYJ(b)	239,703	767,070
QT Group OYJ(a)(b)	20,943	1,716,116
Sampo OYJ, Class A	338,169	13,959,714
Sampo OYJ, Class A(a)	37,687	1,557,275
Stora Enso OYJ, Class R	397,408	4,401,396
TietoEVRY OYJ	70,026	1,349,947
UPM-Kymmene OYJ	399,033	11,767,441
Valmet OYJ	102,983	2,807,747
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Finland (continued)
Wartsila OYJ Abp	386,784	$7,306,423
YIT OYJ(a)	104,274	274,329
		148,626,795
France — 9.1%
Accor SA	152,907	7,860,904
Aeroports de Paris SA	24,674	2,811,649
Air France-KLM, NVS(a)(b)	154,179	1,276,017
Air Liquide SA	430,825	75,257,296
Airbus SE	443,764	76,758,490
Alstom SA(a)	282,525	5,591,985
Alten SA	31,263	2,875,714
Amundi SA(c)	43,090	3,033,355
Aperam SA	31,861	879,268
ArcelorMittal SA	370,178	9,226,734
Arkema SA	49,306	3,929,677
AXA SA	1,340,655	50,860,634
BioMerieux	34,364	4,170,763
BNP Paribas SA	761,984	52,050,877
Bollore SE	654,064	3,864,210
Bouygues SA	165,144	5,249,329
Bureau Veritas SA	227,150	7,098,811
Canal+ SA, NVS(a)	525,829	1,198,004
Capgemini SE	116,378	21,147,782
Carrefour SA	457,011	6,511,212
Cie de Saint-Gobain SA	342,947	32,159,306
Cie Generale des Etablissements Michelin SCA	509,465	17,717,667
Coface SA	73,747	1,189,153
Covivio SA/France	42,855	2,277,453
Credit Agricole SA	771,528	11,614,882
Danone SA	481,662	33,737,985
Dassault Aviation SA	18,508	4,176,381
Dassault Systemes SE	486,187	18,981,625
Edenred SE	201,097	6,937,891
Eiffage SA	60,417	5,397,467
Elior Group SA(a)(b)(c)	119,008	322,103
Elis SA	167,591	3,430,908
Engie SA	1,325,613	21,883,063
EssilorLuxottica SA	220,126	60,415,485
Eurazeo SE	30,199	2,493,023
Eurofins Scientific SE	104,578	5,610,629
Euronext NV(c)	65,727	7,634,000
Eutelsat Communications SACA(a)(b)	140,849	252,782
Fnac Darty SA	15,728	481,329
Forvia SE	220,721	2,316,548
Gaztransport Et Technigaz SA	26,299	4,017,454
Gecina SA	34,718	3,389,362
Getlink SE	230,412	3,685,977
Hermes International SCA	24,044	67,627,576
ICADE	35,147	826,414
Imerys SA	22,248	613,209
Ipsen SA	32,368	3,995,554
IPSOS SA	33,091	1,565,829
JCDecaux SE(a)	98,601	1,651,068
Kering SA	52,753	13,810,117
Klepierre SA	168,675	5,021,675
La Francaise des Jeux SAEM(c)	76,255	2,897,517
Legrand SA	198,035	20,190,229
L'Oreal SA	178,969	66,403,259
Louis Hachette Group, NVS(a)	751,256	1,004,742
LVMH Moet Hennessy Louis Vuitton SE	205,541	150,333,577
Neoen SA(c)	68,559	2,829,278
Nexans SA	25,084	2,447,575
Security	Shares	Value
France (continued)
Nexity SA(a)	29,138	$390,304
Opmobility	41,178	465,980
Orange SA	1,381,582	14,858,230
Pernod Ricard SA	154,197	17,610,724
Pluxee NV, NVS	78,399	1,820,712
Publicis Groupe SA	170,672	18,151,293
Remy Cointreau SA	31,092	1,782,064
Renault SA	148,707	7,634,279
Rexel SA	150,397	3,981,593
Rubis SCA	84,399	2,205,870
Safran SA	268,787	66,631,294
Sanofi SA	859,418	93,403,300
Sartorius Stedim Biotech	21,936	5,057,978
Schneider Electric SE	408,753	103,669,835
SCOR SE	99,397	2,539,401
SEB SA	20,623	1,962,072
SES SA, Class A	312,328	1,014,738
Societe BIC SA	16,978	1,120,186
Societe Generale SA	544,651	17,630,372
Sodexo SA	67,103	4,956,423
SOITEC(a)	29,307	2,554,710
Sopra Steria Group SACA	11,825	2,198,410
SPIE SA	124,243	4,140,700
STMicroelectronics NV	527,491	11,784,649
Technip Energies NV	110,434	3,128,616
Teleperformance SE	46,275	4,333,270
Thales SA	74,461	12,053,389
TotalEnergies SE	1,613,631	93,481,113
Trigano SA	11,640	1,595,131
Ubisoft Entertainment SA(a)	106,940	1,233,912
Unibail-Rodamco-Westfield, New	90,468	7,574,576
Valeo SE	248,067	2,765,168
Vallourec SACA(a)	146,454	2,781,812
Valneva SE(a)(b)	110,175	310,965
Veolia Environnement SA	503,109	14,355,652
Verallia SA(c)	63,531	1,955,488
Vinci SA	368,145	39,838,029
Virbac SACA	4,847	1,627,038
Vivendi SE	590,495	1,669,029
Wendel SE	24,950	2,465,650
		1,511,726,758
Germany — 7.4%
adidas AG	120,730	31,831,658
Aixtron SE	118,802	1,650,600
Allianz SE, Registered	290,918	94,858,576
Amadeus Fire AG	7,922	646,844
Aroundtown SA(a)	636,358	1,888,282
Aurubis AG(b)	29,343	2,302,659
BASF SE	651,358	31,380,935
Bayer AG, Registered	699,070	15,642,831
Bayerische Motoren Werke AG	214,360	17,408,089
Bechtle AG	58,064	1,948,850
Befesa SA(c)	43,508	943,456
Beiersdorf AG	72,234	9,663,030
Bilfinger SE	29,186	1,501,185
Brenntag SE	103,834	6,533,231
CANCOM SE	31,179	818,734
Carl Zeiss Meditec AG, Bearer	36,532	2,225,497
Ceconomy AG(a)	146,808	453,841
Commerzbank AG	741,544	14,318,510
CompuGroup Medical SE & Co. KgaA	23,550	563,150
Continental AG	86,786	6,168,152

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Covestro AG, NVS(a)	131,363	$8,081,168
CTS Eventim AG & Co. KGaA	53,770	5,243,185
Daimler Truck Holding AG	380,589	16,760,164
Delivery Hero SE, Class A(a)(c)	145,547	3,761,535
Dermapharm Holding SE	21,386	879,577
Deutsche Bank AG, Registered	1,424,048	27,872,655
Deutsche Boerse AG	141,511	34,958,561
Deutsche Lufthansa AG, Registered	444,529	2,883,555
Deutsche Pfandbriefbank AG(a)(c)	137,733	781,693
Deutsche Post AG, Registered	745,265	26,831,635
Deutsche Telekom AG, Registered	2,604,364	87,373,704
Duerr AG	39,372	969,769
E.ON SE	1,619,813	19,186,382
Eckert & Ziegler SE	15,477	874,161
Evonik Industries AG	150,686	2,829,562
Evotec SE(a)	183,631	1,647,815
Fielmann Group AG	22,204	1,008,416
flatexDEGIRO AG	77,725	1,316,819
Fraport AG Frankfurt Airport Services Worldwide(a)	35,199	2,096,817
Freenet AG	115,905	3,575,949
Fresenius Medical Care AG & Co. KGaA	154,588	7,679,127
Fresenius SE & Co. KGaA(a)	310,158	11,868,356
GEA Group AG	131,204	6,924,568
Gerresheimer AG	26,299	1,841,990
Grand City Properties SA(a)	58,902	680,142
Grenke AG	32,464	564,342
Hamborner REIT AG	162,237	1,081,600
Hannover Rueck SE	42,396	11,170,871
Heidelberg Materials AG	101,806	14,325,732
HelloFresh SE(a)	142,505	1,567,931
Henkel AG & Co. KGaA	88,256	6,817,537
Hensoldt AG	53,722	2,159,999
Hugo Boss AG	51,185	2,397,917
Hypoport SE(a)	3,449	765,608
Infineon Technologies AG	955,199	31,405,509
Jenoptik AG	56,835	1,274,619
K+S AG, Registered(b)	189,685	2,639,794
KION Group AG	76,830	2,853,023
Knorr-Bremse AG	53,018	4,190,519
Kontron AG(b)	42,735	869,323
Krones AG	16,933	2,310,566
Lanxess AG	77,893	2,115,389
LEG Immobilien SE	56,115	4,624,327
Mercedes-Benz Group AG	548,315	33,359,560
Merck KGaA	95,666	14,441,019
METRO AG	108,785	434,486
MTU Aero Engines AG	40,865	13,960,015
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	98,648	53,470,397
Nagarro SE(a)	10,814	947,228
Nemetschek SE	50,328	6,013,243
Nordex SE(a)	132,994	1,535,397
Norma Group SE	28,111	483,512
Patrizia SE	29,262	244,404
Pfeiffer Vacuum Technology AG	7,467	1,201,084
ProSiebenSat.1 Media SE(b)	144,959	832,848
Puma SE	81,423	2,555,071
Rational AG	3,449	3,064,876
Redcare Pharmacy NV(a)(b)(c)	16,497	2,068,423
Rheinmetall AG	33,757	26,392,376
RWE AG	459,367	14,235,209
SAP SE	779,412	214,785,784
Security	Shares	Value
Germany (continued)
Scout24 SE(c)	64,663	$6,287,952
Siemens AG, Registered	565,622	121,255,816
Siemens Energy AG(a)	484,214	28,809,420
Siemens Healthineers AG(c)	207,784	11,793,022
Siltronic AG	19,924	911,047
Sixt SE	18,954	1,539,247
Stabilus SE	22,610	746,962
Stroeer SE & Co. KGaA	38,649	2,284,401
Suedzucker AG(b)	70,223	772,932
Symrise AG, Class A	97,960	10,030,520
TAG Immobilien AG(a)	153,393	2,279,645
Talanx AG(a)	46,634	3,961,128
TeamViewer SE(a)(c)	144,105	1,706,590
thyssenkrupp AG	534,019	2,646,378
TUI AG(a)	362,755	3,068,664
United Internet AG, Registered(d)	87,459	1,466,753
Verbio SE(b)	19,802	188,231
Vonovia SE	546,721	16,725,944
Wacker Chemie AG	20,032	1,372,786
Zalando SE(a)(c)	169,282	6,308,791
		1,227,991,182
Hong Kong — 1.6%
AIA Group Ltd.	8,277,000	58,188,501
ASMPT Ltd.	243,500	2,248,548
Bank of East Asia Ltd. (The)	1,449,200	1,833,842
BOC Hong Kong Holdings Ltd.	3,017,500	9,809,087
Cafe de Coral Holdings Ltd.	678,000	660,018
CITIC Telecom International Holdings Ltd.	2,931,000	825,429
CK Asset Holdings Ltd.	1,479,500	6,181,978
CK Hutchison Holdings Ltd.	1,904,500	9,590,471
CK Infrastructure Holdings Ltd.	572,500	3,898,629
CLP Holdings Ltd.	1,188,000	9,877,723
Dah Sing Financial Holdings Ltd.	222,400	793,933
ESR Group Ltd.(c)	1,641,200	2,523,335
Futu Holdings Ltd., ADR	44,727	4,322,865
Galaxy Entertainment Group Ltd.	1,575,000	6,853,720
Hang Lung Properties Ltd.	1,775,000	1,404,097
Hang Seng Bank Ltd.	567,200	7,107,343
Health and Happiness H&H International Holdings Ltd.	279,500	293,492
Henderson Land Development Co. Ltd.	1,313,572	3,643,157
HKBN Ltd.	1,014,000	686,937
HKT Trust & HKT Ltd., Class SS	2,957,000	3,635,578
Hong Kong & China Gas Co. Ltd.	8,477,482	6,508,919
Hong Kong Exchanges & Clearing Ltd.	875,500	34,266,769
Hongkong Land Holdings Ltd.	864,900	3,763,542
Hysan Development Co. Ltd.	473,000	683,929
Jardine Matheson Holdings Ltd.	128,100	5,159,934
Johnson Electric Holdings Ltd.	661,000	876,448
Kerry Logistics Network Ltd.	282,898	238,535
Kerry Properties Ltd.	654,000	1,286,401
Link REIT	2,055,400	8,492,432
Luk Fook Holdings International Ltd.(b)	414,000	761,261
Man Wah Holdings Ltd.(b)	1,446,400	876,888
Melco International Development Ltd.(a)(b)	959,000	533,611
Melco Resorts & Entertainment Ltd., ADR(a)	230,720	1,363,555
MTR Corp. Ltd.	1,119,000	3,507,984
New World Development Co. Ltd.(b)	1,400,000	751,223
NWS Holdings Ltd.	1,364,000	1,285,040
Pacific Basin Shipping Ltd.	4,841,000	979,869
PCCW Ltd.	4,692,000	2,727,802
Power Assets Holdings Ltd.	1,024,000	6,624,936
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Sands China Ltd.(a)	1,854,800	$4,458,961
Sino Land Co. Ltd.	2,774,000	2,660,347
SITC International Holdings Co. Ltd.	1,132,000	2,692,101
SJM Holdings Ltd.(a)(b)	2,582,000	811,667
Sun Hung Kai Properties Ltd.	996,000	8,903,586
Swire Pacific Ltd., Class A	259,000	2,249,336
Techtronic Industries Co. Ltd.	1,000,000	13,449,085
Vitasoy International Holdings Ltd.	628,000	722,433
VTech Holdings Ltd.	238,700	1,573,811
WH Group Ltd.(c)	7,308,000	5,700,931
Wharf Holdings Ltd. (The)	726,045	1,770,410
Wharf Real Estate Investment Co. Ltd.	1,362,000	3,389,240
Xinyi Glass Holdings Ltd.	1,595,000	1,476,304
Yue Yuen Industrial Holdings Ltd.	638,000	1,359,684
		266,285,657
Ireland — 0.3%
AIB Group PLC	1,572,980	9,249,434
Bank of Ireland Group PLC	767,740	7,628,405
Cairn Homes PLC	609,981	1,452,263
Glanbia PLC	194,387	2,840,135
Glenveagh Properties PLC(a)(c)	523,167	925,904
Kerry Group PLC, Class A	115,727	11,884,192
Kingspan Group PLC	114,825	7,965,603
		41,945,936
Israel — 1.2%
Airport City Ltd.(a)	88,582	1,494,941
Alony Hetz Properties & Investments Ltd.(b)	187,314	1,688,378
Amot Investments Ltd.	304,101	1,778,029
Azrieli Group Ltd.	41,345	3,425,665
Bank Hapoalim BM	949,456	12,180,275
Bank Leumi Le-Israel BM	1,135,774	14,214,116
Bezeq The Israeli Telecommunication Corp. Ltd.	2,089,356	3,316,253
Big Shopping Centers Ltd.(a)	18,191	2,841,657
Camtek Ltd./Israel(b)	31,960	2,819,242
Cellebrite DI Ltd.(a)	80,840	1,943,394
Check Point Software Technologies Ltd.(a)	70,201	15,305,222
CyberArk Software Ltd.(a)	34,389	12,757,631
Delek Group Ltd.	10,787	1,575,531
Elbit Systems Ltd.	23,245	7,015,924
Electra Ltd./Israel(b)	2,858	1,605,642
Energix-Renewable Energies Ltd.(b)	467,995	1,524,797
Enlight Renewable Energy Ltd.(a)	140,165	2,265,183
First International Bank Of Israel Ltd. (The)	59,978	3,184,671
Fiverr International Ltd.(a)(b)	31,711	978,919
G City Ltd.	148,370	555,889
Gav-Yam Lands Corp. Ltd.	1	8
Global-e Online Ltd.(a)	87,105	5,216,718
Harel Insurance Investments & Financial Services Ltd.	132,709	2,104,781
ICL Group Ltd.	601,166	3,574,309
Inmode Ltd.(a)(b)	65,364	1,124,914
Isracard Ltd.	361,863	1,666,346
Israel Discount Bank Ltd., Class A	1,043,829	7,631,740
Kornit Digital Ltd.(a)	46,381	1,346,904
Melisron Ltd.	29,190	2,761,491
Mivne Real Estate KD Ltd.	692,931	2,076,730
Mizrahi Tefahot Bank Ltd.	121,539	5,785,076
Monday.com Ltd.(a)	28,597	7,305,390
Nano Dimension Ltd., ADR(a)(b)	321,110	741,764
Nice Ltd.(a)	47,727	7,977,739
Nova Ltd.(a)	25,401	6,102,186
Security	Shares	Value
Israel (continued)
Oddity Tech Ltd., Class A, NVS(a)(b)	26,999	$1,288,392
Paz Retail & Energy Ltd.	11,587	1,666,852
Phoenix Financial Ltd.	123,321	2,083,071
Radware Ltd.(a)	41,733	928,559
Reit 1 Ltd.	289,129	1,539,425
Shapir Engineering and Industry Ltd.(a)(b)	229,952	1,706,736
Shikun & Binui Ltd.(a)(b)	332,571	1,101,111
Shufersal Ltd.	246,496	2,554,210
Strauss Group Ltd.	77,366	1,563,891
Teva Pharmaceutical Industries Ltd., ADR(a)	878,982	15,584,351
Tower Semiconductor Ltd.(a)(b)	85,917	4,027,916
Wix.com Ltd.(a)	42,926	10,254,592
ZIM Integrated Shipping Services Ltd.	86,107	1,532,705
		193,719,266
Italy — 2.5%
A2A SpA	1,308,748	3,090,787
ACEA SpA	40,860	781,754
Amplifon SpA	111,462	2,978,693
Anima Holding SpA(c)	192,920	1,323,725
Ascopiave SpA	48,700	141,965
Azimut Holding SpA	90,623	2,369,437
Banca Generali SpA	46,497	2,328,257
Banca Monte dei Paschi di Siena SpA	733,989	4,702,828
Banca Popolare di Sondrio SpA	337,264	3,114,213
Banco BPM SpA	989,653	8,699,245
BFF Bank SpA(c)	169,749	1,455,454
BPER Banca SpA	746,250	5,083,600
Brembo NV	136,647	1,330,348
Brunello Cucinelli SpA	25,769	3,312,963
Buzzi SpA	62,977	2,579,815
Carel Industries SpA(b)(c)	44,560	888,524
Davide Campari-Milano NV	520,815	3,004,642
De' Longhi SpA	70,104	2,464,746
DiaSorin SpA(b)	21,924	2,348,226
Enav SpA(c)	216,578	774,806
Enel SpA	6,007,037	42,696,147
Eni SpA	1,667,235	23,472,056
ERG SpA	37,936	768,821
Ferrari NV	93,780	40,234,875
FinecoBank Banca Fineco SpA	433,994	8,239,441
Generali	730,045	23,115,779
Hera SpA	846,252	3,094,620
Infrastrutture Wireless Italiane SpA(c)	201,528	2,095,215
Interpump Group SpA	48,573	2,291,524
Intesa Sanpaolo SpA	10,803,258	46,760,076
Iren SpA	406,793	880,367
Italgas SpA	462,790	2,764,717
Iveco Group NV	183,672	2,235,492
Leonardo SpA	303,390	9,478,366
Mediobanca Banca di Credito Finanziario SpA	382,739	6,256,747
MFE-MediaForEurope NV, Class A	179,645	584,223
MFE-MediaForEurope NV, Class B, NVS(b)	74,755	331,763
Moncler SpA	172,418	10,914,552
Nexi SpA(a)(c)	436,872	2,218,585
Pirelli & C SpA(c)	293,046	1,763,428
Poste Italiane SpA(c)	383,926	5,826,308
Prysmian SpA	207,813	14,455,276
Recordati Industria Chimica e Farmaceutica SpA	90,969	5,527,652
Reply SpA	15,548	2,562,869
Saipem SpA(a)	1,081,429	2,638,862
Salvatore Ferragamo SpA(b)	147,579	1,175,455
Snam SpA	1,474,890	6,820,561

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
SOL SpA	33,111	$1,349,930
Stellantis NV	1,534,539	20,488,995
Tamburi Investment Partners SpA	99,911	877,117
Technogym SpA(c)	169,654	1,973,500
Technoprobe SpA(a)(b)	122,191	769,579
Telecom Italia SpA/Milano(a)(b)	9,431,107	2,588,714
Tenaris SA, NVS	344,518	6,511,116
Terna - Rete Elettrica Nazionale	1,062,542	8,764,822
UniCredit SpA	1,118,488	51,364,620
Unipol Gruppo SpA	308,898	4,185,787
		420,851,985
Japan — 21.6%
77 Bank Ltd. (The)	46,700	1,432,836
ABC-Mart Inc.	98,400	2,053,793
Activia Properties Inc.	346	752,861
ADEKA Corp.	45,400	846,124
Advance Residence Investment Corp.	2,398	2,207,074
Advantest Corp.	585,500	32,370,644
Aeon Co. Ltd.	523,300	12,678,111
Aeon Delight Co. Ltd.	26,000	684,355
AEON Financial Service Co. Ltd.	125,400	1,013,320
Aeon Mall Co. Ltd.	60,700	766,143
AEON REIT Investment Corp.	1,050	847,992
AGC Inc.	142,700	4,122,507
Ai Holdings Corp.	60,600	775,760
Aica Kogyo Co. Ltd.	30,900	644,756
Aiful Corp.	626,800	1,364,358
Ain Holdings Inc.	18,200	549,165
Air Water Inc.	144,100	1,796,599
Aisin Corp.	359,800	4,069,915
Ajinomoto Co. Inc.	334,900	13,425,253
Alfresa Holdings Corp.	154,200	2,110,838
Alps Alpine Co. Ltd.	133,100	1,330,951
Amada Co. Ltd.	183,600	1,895,759
Amano Corp.	53,700	1,404,665
ANA Holdings Inc.	143,300	2,688,172
Anritsu Corp.	100,800	926,399
Aozora Bank Ltd.	96,100	1,483,270
Arcs Co. Ltd.	24,100	418,779
ARE Holdings Inc.	125,600	1,553,446
Ariake Japan Co. Ltd.	15,900	532,361
Artience Co. Ltd.	33,100	658,486
As One Corp.	44,200	722,550
Asahi Group Holdings Ltd.	1,071,400	11,604,693
Asahi Intecc Co. Ltd.	154,300	2,587,098
Asahi Kasei Corp.	970,500	6,591,283
Asics Corp.	537,300	11,976,485
Astellas Pharma Inc.	1,435,700	13,917,705
Astroscale Holdings Inc.(a)	38,900	151,288
Atom Corp.(a)(b)	157,700	666,661
Autobacs Seven Co. Ltd.	99,700	955,893
Awa Bank Ltd. (The)	20,200	367,536
Azbil Corp.	270,000	2,033,828
Bandai Namco Holdings Inc.	483,100	11,982,826
BayCurrent Inc.	113,000	4,818,537
Bic Camera Inc.	95,200	1,024,602
BIPROGY Inc.	54,200	1,674,711
BML Inc.	24,900	456,447
Bridgestone Corp.	446,600	16,019,943
Brother Industries Ltd.	158,600	2,794,524
Calbee Inc.	55,200	1,052,634
Canon Inc.	726,600	23,417,537
Security	Shares	Value
Japan (continued)
Canon Marketing Japan Inc.	41,800	$1,372,773
Capcom Co. Ltd.	230,700	5,267,384
Casio Computer Co. Ltd.	142,300	1,183,070
Central Glass Co. Ltd.	24,900	526,784
Central Japan Railway Co.	604,400	11,209,677
Change Holdings Inc.(b)	53,100	499,439
Chiba Bank Ltd. (The)	336,700	2,867,554
Chiyoda Corp.(a)(b)	218,300	424,476
Chubu Electric Power Co. Inc.	506,500	5,276,647
Chudenko Corp.	12,200	253,984
Chugai Pharmaceutical Co. Ltd.	524,200	22,600,889
Chugin Financial Group Inc., NVS	134,200	1,473,239
Chugoku Electric Power Co. Inc. (The)	210,100	1,170,211
Citizen Watch Co. Ltd.	167,300	1,013,692
CKD Corp.	44,700	727,323
Coca-Cola Bottlers Japan Holdings Inc.	140,200	2,181,405
COLOPL Inc.	50,700	161,038
Colowide Co. Ltd.(b)	52,000	572,071
Comforia Residential REIT Inc.	447	781,842
COMSYS Holdings Corp.	62,700	1,302,855
Concordia Financial Group Ltd.	936,300	5,436,555
Cosmo Energy Holdings Co. Ltd.	46,300	1,999,111
Cosmos Pharmaceutical Corp.	25,200	1,179,421
CRE Logistics REIT Inc.	1,067	1,034,225
Create Restaurants Holdings Inc.	145,100	1,265,836
Create SD Holdings Co. Ltd.	17,500	319,036
Credit Saison Co. Ltd.	102,100	2,406,715
CyberAgent Inc.	311,900	2,322,182
Dai Nippon Printing Co. Ltd.	308,400	4,557,963
Daicel Corp.	184,600	1,633,465
Daido Steel Co. Ltd.	85,400	680,152
Daifuku Co. Ltd.	210,900	4,328,586
Daihen Corp.	20,400	930,295
Dai-ichi Life Holdings Inc.	708,000	19,332,068
Daiichi Sankyo Co. Ltd.	1,344,800	37,493,566
Daiichikosho Co. Ltd.	46,600	542,491
Daikin Industries Ltd.	192,700	22,634,766
Daio Paper Corp.	99,200	549,797
Daiseki Co. Ltd.	29,460	704,363
Daishi Hokuetsu Financial Group Inc.	57,600	1,112,998
Daito Trust Construction Co. Ltd.	35,300	3,782,486
Daiwa House Industry Co. Ltd.	449,200	14,151,482
Daiwa House REIT Investment Corp.	1,719	2,704,758
Daiwa Office Investment Corp.	376	713,306
Daiwa Securities Group Inc.	1,054,600	7,634,416
Daiwa Securities Living Investments Corp.	1,276	735,513
Daiwabo Holdings Co. Ltd.	106,000	2,062,932
DCM Holdings Co. Ltd.	108,500	990,370
DeNA Co. Ltd.	64,800	1,137,624
Denka Co. Ltd.	52,200	743,449
Denso Corp.	1,446,800	20,021,531
Dentsu Group Inc.	153,900	3,565,397
Dentsu Soken Inc.	24,200	957,089
Dexerials Corp.	142,700	1,859,581
DIC Corp.	44,500	963,974
Digital Arts Inc.	15,000	572,258
Digital Garage Inc.	29,900	767,548
Dip Corp.	21,900	326,708
Disco Corp.	62,300	18,031,065
DMG Mori Co. Ltd.	119,900	1,933,980
Dowa Holdings Co. Ltd.	34,500	1,027,429
DTS Corp.	38,100	1,039,156
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Duskin Co. Ltd.	26,200	$627,639
Earth Corp.	15,900	516,881
East Japan Railway Co.	694,300	12,360,852
Ebara Corp.	336,800	5,547,818
EDION Corp.	88,100	1,040,206
eGuarantee Inc.	21,900	245,846
Eiken Chemical Co. Ltd.	38,200	524,819
Eisai Co. Ltd.	176,800	5,237,193
Elecom Co. Ltd.	69,500	668,269
Electric Power Development Co. Ltd.	130,700	2,061,899
en Japan Inc.	18,500	239,534
ENEOS Holdings Inc.	2,210,700	11,113,886
EXEO Group Inc.	139,100	1,518,742
Ezaki Glico Co. Ltd.	32,300	973,856
FANUC Corp.	703,700	20,964,508
Fast Retailing Co. Ltd.	145,200	47,822,654
FCC Co. Ltd.	48,500	968,226
Ferrotec Holdings Corp.	44,500	737,236
Food & Life Companies Ltd.	92,200	2,062,557
FP Corp.	30,500	594,424
Freee KK(a)	35,400	744,275
Frontier Real Estate Investment Corp.	1,365	712,404
Fuji Corp./Aichi	43,400	655,375
Fuji Electric Co. Ltd.	117,600	5,603,044
Fuji Kyuko Co. Ltd.	14,900	222,256
Fuji Oil Holdings Inc.	26,800	582,174
Fuji Seal International Inc.	32,200	495,235
Fuji Soft Inc.	32,100	2,041,758
FUJIFILM Holdings Corp.	833,100	18,354,106
Fujikura Ltd.	189,800	7,639,119
Fujimi Inc.	40,500	569,802
Fujitec Co. Ltd.	57,900	2,204,022
Fujitsu General Ltd.	56,700	1,006,001
Fujitsu Ltd.	1,294,100	25,027,580
Fujiya Co. Ltd.	20,500	329,656
Fukuoka Financial Group Inc.	136,300	3,699,222
Fukuoka REIT Corp.	443	419,716
Fukuyama Transporting Co. Ltd.	12,300	291,370
Funai Soken Holdings Inc.	27,500	426,671
Furukawa Electric Co. Ltd.	60,300	2,757,292
Fuso Chemical Co. Ltd.	18,600	400,829
Future Corp.	42,800	500,658
Fuyo General Lease Co. Ltd.	8,800	655,869
Global One Real Estate Investment Corp.	597	405,054
Glory Ltd.	27,100	460,662
GLP J-REIT	3,030	2,481,086
GMO internet group Inc.	53,600	951,387
GMO Payment Gateway Inc.	32,800	1,729,101
GNI Group Ltd.(a)(b)	51,500	1,100,934
Goldwin Inc.	26,900	1,418,899
Gree Inc.	88,700	264,837
GS Yuasa Corp.	53,500	860,130
GungHo Online Entertainment Inc.(a)	40,000	838,833
Gunma Bank Ltd. (The)	298,300	2,141,896
H.U. Group Holdings Inc.	35,800	586,408
H2O Retailing Corp.	71,400	1,063,773
Hachijuni Bank Ltd. (The)	323,000	2,113,898
Hakuhodo DY Holdings Inc.	169,900	1,261,396
Hamakyorex Co. Ltd.	59,600	521,501
Hamamatsu Photonics KK	223,200	2,754,624
Hankyu Hanshin Holdings Inc.	168,200	4,279,781
Hankyu Hanshin REIT Inc.	325	268,196
Security	Shares	Value
Japan (continued)
Hanwa Co. Ltd.	25,300	$781,551
Harmonic Drive Systems Inc.	68,400	1,964,919
Haseko Corp.	178,800	2,346,927
Hazama Ando Corp.	103,600	774,842
Heiwa Corp.	56,800	853,645
Heiwa Real Estate Co. Ltd.	18,400	535,722
Heiwa Real Estate REIT Inc.	705	582,088
Heiwado Co. Ltd.	20,600	312,204
Hikari Tsushin Inc.	10,900	2,489,868
Hino Motors Ltd.(a)	261,900	856,535
Hioki EE Corp	11,900	592,572
Hirogin Holdings Inc.	297,400	2,364,734
Hirose Electric Co. Ltd.	16,205	1,937,050
HIS Co. Ltd.(a)	39,900	392,876
Hisamitsu Pharmaceutical Co. Inc.	42,500	1,218,506
Hitachi Construction Machinery Co. Ltd.	71,900	1,721,624
Hitachi Ltd.	3,479,300	87,471,055
Hogy Medical Co. Ltd.	18,600	580,671
Hokkaido Electric Power Co. Inc.	129,000	656,717
Hokuetsu Corp.(b)	140,200	1,319,742
Hokuhoku Financial Group Inc.	75,400	1,025,562
Hokuriku Electric Power Co.	106,900	594,341
Honda Motor Co. Ltd.	3,403,500	32,214,623
Horiba Ltd.	24,500	1,535,500
Hoshino Resorts REIT Inc.	460	613,677
Hoshizaki Corp.	64,300	2,379,818
Hosiden Corp.	91,700	1,242,835
House Foods Group Inc.	39,600	720,843
Hoya Corp.	268,200	36,015,464
Hulic Co. Ltd.	270,900	2,387,586
Hulic REIT Inc.	529	483,133
Ibiden Co. Ltd.	67,000	1,964,640
Ichibanya Co. Ltd.	116,600	745,984
Ichigo Inc.	167,300	382,277
Ichigo Office REIT Investment Corp.	813	434,277
Idec Corp./Japan	33,200	545,628
Idemitsu Kosan Co. Ltd.	745,600	4,976,255
IHI Corp.	119,700	7,161,437
Iida Group Holdings Co. Ltd.	73,000	1,105,728
Inaba Denki Sangyo Co. Ltd.	33,300	793,139
Inabata & Co. Ltd.	28,700	593,456
Industrial & Infrastructure Fund Investment Corp.	2,123	1,585,487
Infomart Corp.	208,700	435,447
Infroneer Holdings Inc.	180,352	1,359,573
Inpex Corp.	708,000	8,449,305
Internet Initiative Japan Inc.	119,400	2,229,888
Invincible Investment Corp.	7,139	3,112,981
Isetan Mitsukoshi Holdings Ltd.	277,400	4,793,843
Isuzu Motors Ltd.	484,500	6,513,800
Ito En Ltd.	35,600	785,538
ITOCHU Corp.	875,900	40,329,984
Itoham Yonekyu Holdings Inc.	43,880	1,091,225
Iwatani Corp.	148,700	1,628,332
Iyogin Holdings Inc., NVS	203,900	2,162,683
Izumi Co. Ltd.	19,400	390,191
J Front Retailing Co. Ltd.	243,400	3,410,294
JAFCO Group Co. Ltd.	39,300	574,397
Japan Airlines Co. Ltd.	133,100	2,183,865
Japan Airport Terminal Co. Ltd.	42,700	1,386,804
Japan Aviation Electronics Industry Ltd.	39,100	707,832
Japan Elevator Service Holdings Co. Ltd.	56,800	1,099,420
Japan Excellent Inc.	602	486,521

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Japan Exchange Group Inc.	733,800	$7,753,470
Japan Hotel REIT Investment Corp.	5,366	2,484,857
Japan Lifeline Co. Ltd.	65,700	602,215
Japan Logistics Fund Inc.	1,740	1,007,614
Japan Material Co. Ltd.	122,100	1,363,157
Japan Metropolitan Fund Invest	6,159	3,749,382
Japan Petroleum Exploration Co. Ltd.	165,500	1,173,620
Japan Post Bank Co. Ltd.	1,053,100	10,893,169
Japan Post Holdings Co. Ltd.	1,529,700	15,976,196
Japan Post Insurance Co. Ltd.	138,200	2,693,191
Japan Prime Realty Investment Corp.	443	975,596
Japan Real Estate Investment Corp.	5,215	3,674,086
Japan Securities Finance Co. Ltd.	94,300	1,161,065
Japan Steel Works Ltd. (The)	48,500	1,715,376
Japan Tobacco Inc.	918,800	23,407,184
JCR Pharmaceuticals Co. Ltd.	95,300	337,601
JCU Corp.	21,300	494,572
Jeol Ltd.	33,900	1,249,404
JFE Holdings Inc.	375,600	4,343,603
JGC Holdings Corp.	177,000	1,486,104
JINS Holdings Inc.	15,700	716,083
JMDC Inc.	27,700	703,081
Joyful Honda Co. Ltd.	102,600	1,237,304
JTEKT Corp.	176,200	1,385,083
Justsystems Corp.	24,400	527,523
JVCKenwood Corp.	130,500	1,512,211
Kadokawa Corp.	103,000	2,179,269
Kagome Co. Ltd.	54,100	1,013,569
Kajima Corp.	298,600	5,309,428
Kakaku.com Inc.	128,500	2,012,378
Kaken Pharmaceutical Co. Ltd.	34,500	937,022
Kamigumi Co. Ltd.	108,000	2,352,945
Kanadevia Corp.	129,700	892,651
Kanamoto Co. Ltd.	28,700	577,545
Kandenko Co. Ltd.	133,600	2,138,297
Kaneka Corp.	16,100	390,822
Kanematsu Corp.	110,000	1,840,489
Kansai Electric Power Co. Inc. (The)	706,300	7,792,449
Kansai Paint Co. Ltd.	143,900	1,950,169
Kao Corp.	342,600	13,584,889
Kasumigaseki Capital Co. Ltd.(b)	6,500	621,716
Katitas Co. Ltd.	25,100	350,919
Kato Sangyo Co. Ltd.	12,200	344,543
Kawasaki Heavy Industries Ltd.	122,400	5,528,497
Kawasaki Kisen Kaisha Ltd.	303,200	3,836,910
KDDI Corp.	1,154,200	38,453,317
KDX Realty Investment Corp.	3,003	2,998,457
Keihan Holdings Co. Ltd.	63,100	1,358,915
Keikyu Corp.	163,700	1,435,107
Keio Corp.	69,500	1,758,199
Keisei Electric Railway Co. Ltd.	342,900	3,270,295
Kewpie Corp.	68,800	1,336,954
Keyence Corp.	146,100	62,926,545
KH Neochem Co. Ltd.	20,700	279,729
Kikkoman Corp.	527,100	5,516,755
Kinden Corp.	133,800	2,737,018
Kintetsu Group Holdings Co. Ltd.	133,500	2,879,024
Kirin Holdings Co. Ltd.	622,300	7,874,508
Kissei Pharmaceutical Co. Ltd.	28,900	735,968
Kitz Corp.	141,800	1,069,441
Kiyo Bank Ltd. (The)	107,500	1,599,752
Kobayashi Pharmaceutical Co. Ltd.	34,700	1,293,583
Security	Shares	Value
Japan (continued)
Kobe Bussan Co. Ltd.	107,900	$2,451,977
Kobe Steel Ltd.	259,100	2,758,750
Koei Tecmo Holdings Co. Ltd.	144,080	1,798,333
Kohnan Shoji Co. Ltd.	21,900	509,117
Koito Manufacturing Co. Ltd.	125,300	1,647,653
Kokusai Electric Corp., NVS	114,800	1,772,773
Kokuyo Co. Ltd.	93,600	1,626,877
Komatsu Ltd.	688,700	20,773,428
KOMEDA Holdings Co. Ltd.	69,500	1,236,405
Komeri Co. Ltd.	22,800	446,435
Konami Group Corp.	66,300	6,103,117
Konica Minolta Inc.	342,100	1,384,804
Kose Corp.	26,400	1,167,330
Kotobuki Spirits Co. Ltd.	86,300	1,261,105
K's Holdings Corp.	97,100	892,219
Kubota Corp.	773,300	9,699,755
Kumagai Gumi Co. Ltd.	24,700	611,170
Kura Sushi Inc.	19,400	343,819
Kuraray Co. Ltd.	179,800	2,632,286
Kureha Corp.	31,500	565,439
Kurita Water Industries Ltd.	55,600	1,936,496
Kusuri no Aoki Holdings Co. Ltd.	39,000	830,912
Kyocera Corp.	969,900	10,067,360
Kyorin Pharmaceutical Co. Ltd.	40,600	384,741
Kyoritsu Maintenance Co. Ltd.	57,000	1,127,900
Kyoto Financial Group Inc.	148,000	2,225,659
Kyowa Kirin Co. Ltd.	171,700	2,558,622
Kyudenko Corp.	34,100	1,157,548
Kyushu Electric Power Co. Inc.	293,400	2,542,430
Kyushu Financial Group Inc.	322,000	1,628,820
Kyushu Railway Co.	93,400	2,271,206
LaSalle Logiport REIT	1,193	1,102,473
Lasertec Corp.	50,800	5,283,375
Leopalace21 Corp.	242,100	861,392
Lintec Corp.	22,600	422,609
Lion Corp.	213,200	2,282,421
Lixil Corp.	176,300	1,984,411
LY Corp.	2,191,500	6,401,213
M&A Capital Partners Co. Ltd.	10,900	215,468
M3 Inc.	277,200	2,515,876
Mabuchi Motor Co. Ltd.	115,200	1,582,059
Macnica Holdings Inc.	138,200	1,622,111
Makino Milling Machine Co. Ltd.	18,100	1,352,151
Makita Corp.	164,100	4,852,842
Mani Inc.	63,400	589,826
Marubeni Corp.	1,101,500	16,376,614
Maruha Nichiro Corp.	31,800	613,125
Marui Group Co. Ltd.	146,900	2,447,787
Maruichi Steel Tube Ltd.	39,500	858,857
Maruwa Co. Ltd./Aichi	8,200	2,007,695
Maruzen Showa Unyu Co. Ltd.	14,600	560,102
Matsui Securities Co. Ltd.	96,500	507,660
MatsukiyoCocokara & Co.	265,170	3,924,814
Mazda Motor Corp.	481,500	3,292,197
McDonald's Holdings Co. Japan Ltd.(b)	59,700	2,251,147
Mebuki Financial Group Inc.	708,400	3,132,201
Medipal Holdings Corp.	136,900	2,058,250
Megachips Corp.	16,200	608,245
Megmilk Snow Brand Co. Ltd.	34,700	594,584
Meidensha Corp.	32,800	838,381
MEIJI Holdings Co. Ltd.	153,600	3,092,897
Meiko Electronics Co. Ltd.	21,100	1,225,509
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
MEITEC Group Holdings Inc.	51,800	$1,005,819
Menicon Co. Ltd.	40,200	360,711
Mercari Inc.(a)	84,500	1,020,326
Micronics Japan Co. Ltd.	22,300	539,949
Milbon Co. Ltd.	18,400	378,207
Minebea Mitsumi Inc.	280,900	4,508,077
Mirai Corp.	3,061	818,006
Mirait One Corp.	68,400	1,015,799
MISUMI Group Inc.	198,200	3,172,307
Mitani Sekisan Co. Ltd.	6,700	219,187
Mitsubishi Chemical Group Corp.	986,100	5,036,661
Mitsubishi Corp.	2,526,200	40,290,921
Mitsubishi Electric Corp.	1,476,600	24,202,898
Mitsubishi Estate Co. Ltd.	826,700	12,012,772
Mitsubishi Estate Logistics REIT Investment Corp.	528	1,210,268
Mitsubishi Gas Chemical Co. Inc.	133,100	2,326,054
Mitsubishi HC Capital Inc.	550,230	3,659,074
Mitsubishi Heavy Industries Ltd.	2,470,700	36,159,297
Mitsubishi Logistics Corp.	265,000	1,893,156
Mitsubishi Materials Corp.	131,200	2,059,271
Mitsubishi Motors Corp.	667,000	1,978,417
Mitsubishi UFJ Financial Group Inc.	8,334,300	105,398,811
Mitsui & Co. Ltd.	1,938,900	38,374,681
Mitsui Chemicals Inc.	135,300	2,967,055
Mitsui E&S Co. Ltd.	75,200	761,820
Mitsui Fudosan Co. Ltd.	2,107,400	19,020,948
Mitsui Fudosan Logistics Park Inc.	3,502	2,303,346
Mitsui High-Tec Inc.	158,200	919,284
Mitsui Mining & Smelting Co. Ltd.	38,600	1,138,038
Mitsui OSK Lines Ltd.	279,000	9,481,178
Miura Co. Ltd.	65,600	1,580,793
Mixi Inc.	31,500	653,185
Mizuho Financial Group Inc.	1,821,950	50,168,865
Mizuho Leasing Co. Ltd.	140,900	922,173
Mochida Pharmaceutical Co. Ltd.	24,900	540,304
Monex Group Inc.	148,700	869,001
Money Forward Inc.(a)	37,900	1,048,874
Monogatari Corp. (The)	29,700	640,395
MonotaRO Co. Ltd.	194,700	3,354,411
Mori Hills REIT Investment Corp.	1,018	823,506
Mori Trust REIT Inc.	2,421	987,441
Morinaga & Co. Ltd./Japan	63,700	1,098,004
Morinaga Milk Industry Co. Ltd.	48,400	905,438
MOS Food Services Inc.	46,300	1,047,522
MS&AD Insurance Group Holdings Inc.	1,003,200	20,800,245
Murata Manufacturing Co. Ltd.	1,293,600	20,323,483
Musashi Seimitsu Industry Co. Ltd.	33,700	661,717
Nabtesco Corp.	65,700	1,174,796
Nachi-Fujikoshi Corp.	23,300	497,235
Nagase & Co. Ltd.	66,800	1,254,699
Nagawa Co. Ltd.	9,000	375,992
Nagoya Railroad Co. Ltd.	125,100	1,395,847
Nakanishi Inc.	48,200	795,067
Namura Shipbuilding Co. Ltd.	36,400	467,362
Nankai Electric Railway Co. Ltd.	134,400	2,225,687
NEC Corp.	164,300	16,295,080
Nexon Co. Ltd.	275,900	3,584,204
Nextage Co. Ltd.	46,200	445,949
NGK Insulators Ltd.	158,000	2,027,508
NH Foods Ltd.	57,400	1,873,497
NHK Spring Co. Ltd.	184,900	2,356,643
Nichias Corp.	55,800	1,826,323
Security	Shares	Value
Japan (continued)
Nichicon Corp.	39,900	$281,428
Nichiha Corp.	21,600	403,738
Nichirei Corp.	98,200	2,495,032
Nidec Corp.	609,700	10,530,454
Nifco Inc./Japan	56,800	1,357,435
Nihon Kohden Corp.	124,200	1,772,875
Nihon M&A Center Holdings Inc.	199,500	778,569
Nihon Parkerizing Co. Ltd.	64,800	528,428
Nikkon Holdings Co. Ltd.	98,800	1,437,781
Nikon Corp.	215,600	2,309,830
Nintendo Co. Ltd.	781,100	51,243,788
Nippn Corp., New	72,800	1,018,214
Nippon Accommodations Fund Inc.	341	1,282,414
Nippon Building Fund Inc.	6,550	5,215,674
Nippon Ceramic Co. Ltd.	26,100	408,810
Nippon Densetsu Kogyo Co. Ltd.	14,800	194,830
Nippon Electric Glass Co. Ltd.	100,300	2,154,553
Nippon Express Holdings Inc.	133,500	2,163,775
Nippon Gas Co. Ltd.	100,500	1,409,292
Nippon Kayaku Co. Ltd.	109,500	896,162
Nippon Light Metal Holdings Co. Ltd.	123,870	1,268,582
Nippon Paint Holdings Co. Ltd.	701,100	4,417,839
Nippon Paper Industries Co. Ltd.	90,900	518,969
Nippon Prologis REIT Inc.	1,371	2,090,835
Nippon REIT Investment Corp.	1,303	683,661
Nippon Sanso Holdings Corp.	123,600	3,500,418
Nippon Seiki Co. Ltd.	108,500	779,603
Nippon Shinyaku Co. Ltd.	54,700	1,323,562
Nippon Shokubai Co. Ltd.	61,500	746,048
Nippon Soda Co. Ltd.	47,600	883,236
Nippon Steel Corp.	677,700	14,068,358
Nippon Telegraph & Telephone Corp.	22,300,200	21,953,444
Nippon Yusen KK	341,800	10,726,891
Nipro Corp.	130,900	1,222,722
Nishimatsu Construction Co. Ltd.	22,600	734,268
Nishimatsuya Chain Co. Ltd.	46,300	693,858
Nishi-Nippon Financial Holdings Inc.	99,300	1,362,527
Nishi-Nippon Railroad Co. Ltd.	30,400	439,577
Nissan Chemical Corp.	117,400	3,532,247
Nissan Motor Co. Ltd.(b)	1,653,900	4,525,773
Nissha Co. Ltd.	29,700	310,147
Nisshin Oillio Group Ltd. (The)	25,100	805,373
Nisshin Seifun Group Inc.	172,800	1,943,243
Nisshinbo Holdings Inc.	79,200	453,108
Nissin Foods Holdings Co. Ltd.	130,400	2,915,733
Nissui Corp.	278,400	1,534,043
Niterra Co. Ltd.	134,900	4,449,306
Nitori Holdings Co. Ltd.	53,500	6,265,094
Nitta Corp.	20,300	471,571
Nitto Boseki Co. Ltd.	20,400	749,834
Nitto Denko Corp.	557,000	9,880,727
Noevir Holdings Co. Ltd.	22,800	679,335
NOF Corp.	147,100	1,957,077
Nojima Corp.	59,400	892,821
NOK Corp.	72,100	1,090,908
Nomura Co. Ltd.	58,000	341,581
Nomura Holdings Inc.	2,294,000	14,914,174
Nomura Real Estate Holdings Inc.	56,400	1,499,035
Nomura Real Estate Master Fund Inc.	3,101	2,986,583
Nomura Research Institute Ltd.	277,500	9,375,953
NS Solutions Corp.	46,600	1,185,353
NSD Co. Ltd.	63,300	1,336,511

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
NSK Ltd.	311,100	$1,350,426
NTN Corp.	538,600	862,722
NTT Data Group Corp.	517,800	10,048,735
NTT UD REIT Investment Corp.	1,233	1,049,762
Nxera Pharma Co. Ltd.(a)(b)	160,700	997,514
Obayashi Corp.	513,700	6,899,054
OBIC Business Consultants Co. Ltd.	30,900	1,548,997
Obic Co. Ltd.	222,000	6,630,087
Odakyu Electric Railway Co. Ltd.	196,500	1,863,786
Ogaki Kyoritsu Bank Ltd. (The)	14,000	193,347
Ohsho Food Service Corp.	41,700	776,385
Oji Holdings Corp.	565,200	2,282,713
Okamura Corp.	57,800	738,915
Oki Electric Industry Co. Ltd.	90,600	566,461
OKUMA Corp.	29,400	663,136
Okumura Corp.	30,900	777,317
Olympus Corp.	878,500	13,332,113
Omron Corp.	137,800	4,545,970
Ono Pharmaceutical Co. Ltd.	309,300	3,217,760
Open House Group Co. Ltd.	46,800	1,530,991
Open Up Group Inc.	89,500	1,087,273
Oracle Corp./Japan	22,900	2,090,537
Organo Corp.	28,000	1,386,017
Orient Corp.	33,820	178,000
Oriental Land Co. Ltd./Japan	821,200	18,455,710
ORIX Corp.	875,700	18,497,256
Orix JREIT Inc.	1,586	1,759,796
Osaka Gas Co. Ltd.	275,800	5,422,427
OSG Corp.	50,200	555,585
Otsuka Corp.	169,500	3,821,329
Otsuka Holdings Co. Ltd.	325,000	16,970,583
PALTAC Corp.	13,500	377,238
Pan Pacific International Holdings Corp.	282,900	7,876,312
Panasonic Holdings Corp.	1,790,100	18,265,675
Paramount Bed Holdings Co. Ltd.	29,500	532,763
Park24 Co. Ltd.	107,600	1,420,704
Pasona Group Inc.	21,900	283,100
Penta-Ocean Construction Co. Ltd.	148,700	627,271
PeptiDream Inc.(a)	87,500	1,200,926
Persol Holdings Co. Ltd.	1,557,000	2,372,142
Pigeon Corp.	95,400	904,062
Pilot Corp.	20,000	567,235
PKSHA Technology Inc.(a)	30,300	696,081
Pola Orbis Holdings Inc.	46,500	423,129
Prestige International Inc.	128,900	581,629
Prima Meat Packers Ltd.	19,800	279,709
Raito Kogyo Co. Ltd.	20,000	282,328
Rakus Co. Ltd.	83,600	1,038,364
Rakuten Bank Ltd., NVS(a)	70,400	2,161,026
Rakuten Group Inc.(a)	1,170,800	7,351,636
Recruit Holdings Co. Ltd.	1,056,700	73,749,383
Relo Group Inc.	58,300	714,548
Renesas Electronics Corp.	1,243,700	16,658,703
Rengo Co. Ltd.	124,200	702,007
RENOVA Inc.(a)(b)	44,900	178,515
Resona Holdings Inc.	1,685,100	12,507,558
Resonac Holdings Corp.	135,500	3,284,748
Resorttrust Inc.	53,700	1,125,642
Ricoh Co. Ltd.	363,000	4,162,999
Riken Keiki Co. Ltd.	30,600	612,864
Rinnai Corp.	62,400	1,375,476
Rohm Co. Ltd.	221,800	2,112,359
Security	Shares	Value
Japan (continued)
Rohto Pharmaceutical Co. Ltd.	135,100	$2,290,312
Rorze Corp.	124,400	1,356,179
Round One Corp.	175,200	1,478,640
RS Technologies Co. Ltd.	29,700	577,377
Ryohin Keikaku Co. Ltd.	178,700	4,734,985
Saizeriya Co. Ltd.	26,700	798,397
Sakai Moving Service Co. Ltd.	12,400	192,669
Sakata Seed Corp.	28,300	668,458
Sakura Internet Inc.(b)	18,700	566,668
San-A Co. Ltd.	40,800	776,505
San-Ai Obbli Co. Ltd.	47,800	553,834
Sangetsu Corp.	65,900	1,224,814
San-In Godo Bank Ltd. (The)	125,800	1,075,298
Sanken Electric Co. Ltd.(a)	20,000	785,513
Sanki Engineering Co. Ltd.	35,200	708,695
Sankyo Co. Ltd.	190,700	2,557,077
Sankyu Inc.	28,000	1,000,056
Sanrio Co. Ltd.	128,400	4,791,286
Sansan Inc.(a)(b)	53,700	838,262
Santen Pharmaceutical Co. Ltd.	177,500	1,786,150
Sanwa Holdings Corp.	134,900	4,222,098
Sapporo Holdings Ltd.	56,200	2,607,040
Sato Holdings Corp.	36,700	520,513
Sawai Group Holdings Co. Ltd.	115,700	1,494,396
SBI Holdings Inc.	178,800	5,154,238
SBI Sumishin Net Bank Ltd., NVS	39,100	1,191,512
SCREEN Holdings Co. Ltd.	52,200	3,637,418
SCSK Corp.	117,900	2,610,432
Secom Co. Ltd.	315,400	10,613,567
Sega Sammy Holdings Inc.	153,000	2,961,312
Seibu Holdings Inc.	164,000	3,537,153
Seiko Epson Corp.	180,400	3,260,058
Seiko Group Corp.	21,100	721,971
Seino Holdings Co. Ltd.	107,100	1,616,751
Seiren Co. Ltd.	34,900	602,752
Sekisui Chemical Co. Ltd.	285,100	4,724,842
Sekisui House Ltd.	484,800	11,142,145
Sekisui House REIT Inc.	3,298	1,685,976
Senko Group Holdings Co. Ltd.	129,200	1,295,354
Seria Co. Ltd.	41,900	719,247
Seven & i Holdings Co. Ltd.	1,695,200	27,061,756
Seven Bank Ltd.	827,200	1,640,703
SG Holdings Co. Ltd.	202,500	1,908,446
Sharp Corp./Japan(a)(b)	150,800	905,662
Shibaura Machine Co. Ltd.	22,900	527,323
SHIFT Inc.(a)(b)	146,800	1,210,787
Shiga Bank Ltd. (The)	24,100	716,139
Shikoku Electric Power Co. Inc.	105,600	809,271
Shimadzu Corp.	179,000	5,192,604
Shimamura Co. Ltd.	36,200	2,059,814
Shimano Inc.	48,800	6,847,895
Shimizu Corp.	337,900	2,929,688
Shin-Etsu Chemical Co. Ltd.	1,350,100	41,856,085
Shinko Electric Industries Co. Ltd.(a)	53,800	2,028,603
Shionogi & Co. Ltd.	617,000	9,072,433
Ship Healthcare Holdings Inc.	49,700	678,308
Shiseido Co. Ltd.	275,500	4,626,581
Shizuoka Financial Group Inc., NVS	287,200	2,562,524
SHO-BOND Holdings Co. Ltd.	33,700	1,092,057
Shochiku Co. Ltd.(b)	6,500	512,662
Shoei Co. Ltd.	52,200	723,949
Skylark Holdings Co. Ltd.	160,600	2,540,943
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
SMC Corp.	37,700	$14,265,161
SMS Co. Ltd.	89,600	959,457
Socionext Inc.	138,300	2,143,270
SoftBank Corp.	22,157,100	28,499,848
SoftBank Group Corp.	715,100	43,715,253
Sohgo Security Services Co. Ltd.	234,200	1,573,251
Sojitz Corp.	164,460	3,380,405
Sompo Holdings Inc.	697,900	19,461,675
Sony Group Corp.	4,662,800	102,904,932
SOSiLA Logistics REIT Inc.	1,113	792,883
Sotetsu Holdings Inc.	115,400	1,911,627
Square Enix Holdings Co. Ltd.	55,000	2,229,317
Stanley Electric Co. Ltd.	120,700	2,013,388
Star Asia Investment Corp.	3,225	1,074,229
Starts Corp. Inc.	19,400	481,916
Subaru Corp.	469,600	8,180,150
Sugi Holdings Co. Ltd.	69,400	1,206,894
SUMCO Corp.	236,600	1,746,820
Sumitomo Bakelite Co. Ltd.	55,900	1,346,121
Sumitomo Chemical Co. Ltd.	1,152,500	2,492,985
Sumitomo Corp.	806,200	17,478,607
Sumitomo Electric Industries Ltd.	551,400	10,301,321
Sumitomo Forestry Co. Ltd.	118,900	4,064,680
Sumitomo Heavy Industries Ltd.	69,100	1,423,993
Sumitomo Metal Mining Co. Ltd.	168,400	3,845,595
Sumitomo Mitsui Financial Group Inc.	2,817,400	69,429,461
Sumitomo Mitsui Trust Group Inc.	510,200	12,829,136
Sumitomo Osaka Cement Co. Ltd.	12,700	270,814
Sumitomo Pharma Co. Ltd.(a)	215,700	844,758
Sumitomo Realty & Development Co. Ltd.	204,100	7,052,350
Sumitomo Rubber Industries Ltd.	160,200	1,867,466
Sumitomo Warehouse Co. Ltd. (The)	36,000	627,315
Sun Corp.	12,800	776,077
Sundrug Co. Ltd.	92,900	2,514,090
Suntory Beverage & Food Ltd.	113,400	3,522,468
Suruga Bank Ltd.	204,400	1,588,830
Suzuken Co. Ltd.	42,000	1,310,960
Suzuki Motor Corp.	1,192,000	14,263,700
Sysmex Corp.	370,200	7,076,507
Systena Corp.	278,200	636,051
T Hasegawa Co. Ltd.	24,300	468,477
T&D Holdings Inc.	347,600	6,613,029
Tadano Ltd.	129,000	955,906
Taiheiyo Cement Corp.	126,400	3,183,409
Taikisha Ltd.	17,900	538,765
Taisei Corp.	138,200	5,797,839
Taiyo Holdings Co. Ltd.	32,100	863,415
Taiyo Yuden Co. Ltd.	99,400	1,389,725
Takara Bio Inc.	43,500	289,046
Takara Holdings Inc.	153,500	1,350,151
Takasago Thermal Engineering Co. Ltd.	39,600	1,542,345
Takashimaya Co. Ltd.	313,800	2,664,127
Takeda Pharmaceutical Co. Ltd.	1,175,154	31,611,659
Takeuchi Manufacturing Co. Ltd.	32,400	1,134,124
Takuma Co. Ltd.	127,300	1,377,925
TDK Corp.	1,515,500	18,318,305
TechnoPro Holdings Inc.	57,300	1,143,740
Teijin Ltd.	116,700	995,437
Terumo Corp.	1,051,800	19,746,394
THK Co. Ltd.	118,900	2,932,798
TIS Inc.	156,900	3,469,261
TKC Corp.	23,300	571,969
Security	Shares	Value
Japan (continued)
Toagosei Co. Ltd.	141,500	$1,312,022
Tobu Railway Co. Ltd.	133,200	2,292,341
Tocalo Co. Ltd.	114,200	1,323,498
Toda Corp.	135,500	820,253
Toei Co. Ltd.	25,900	949,820
Toho Co. Ltd./Tokyo	98,000	4,416,560
Toho Gas Co. Ltd.	53,600	1,345,328
Toho Holdings Co. Ltd.	47,500	1,313,174
Tohoku Electric Power Co. Inc.	312,400	2,283,208
Tokai Carbon Co. Ltd.	144,000	801,983
TOKAI Holdings Corp.	91,000	553,872
Tokai Rika Co. Ltd.	42,300	621,427
Tokai Tokyo Financial Holdings Inc.	174,700	570,224
Tokio Marine Holdings Inc.	1,423,500	46,951,790
Tokuyama Corp.	42,800	710,364
Tokyo Century Corp.	61,600	596,199
Tokyo Electric Power Co. Holdings Inc.(a)	1,175,700	3,081,195
Tokyo Electron Ltd.	331,400	55,901,832
Tokyo Gas Co. Ltd.	279,400	7,903,888
Tokyo Kiraboshi Financial Group Inc.	32,700	1,011,240
Tokyo Ohka Kogyo Co. Ltd.	93,200	2,076,637
Tokyo Seimitsu Co. Ltd.	30,600	1,448,767
Tokyo Steel Manufacturing Co. Ltd.	92,500	931,377
Tokyo Tatemono Co. Ltd.	136,300	2,101,897
Tokyu Construction Co. Ltd.	94,100	447,010
Tokyu Corp.	332,600	3,795,735
Tokyu Fudosan Holdings Corp.	350,900	2,253,018
Tokyu REIT Inc.	441	461,520
Tomy Co. Ltd.	72,000	2,218,764
Topcon Corp.	94,700	1,772,666
Toppan Holdings Inc.	169,100	4,746,126
Toray Industries Inc.	1,058,100	7,342,127
Toridoll Holdings Corp.	36,700	890,281
Toshiba TEC Corp.	28,400	622,821
Tosoh Corp.	157,700	2,098,167
Totetsu Kogyo Co. Ltd.	20,500	423,917
TOTO Ltd.	126,800	3,099,404
Towa Corp.(b)	52,200	688,360
Towa Pharmaceutical Co. Ltd.	23,400	453,022
Toyo Seikan Group Holdings Ltd.	150,500	2,285,103
Toyo Suisan Kaisha Ltd.	55,800	3,605,577
Toyo Tire Corp.	121,900	2,003,713
Toyobo Co. Ltd.	30,300	191,555
Toyoda Gosei Co. Ltd.	39,700	709,525
Toyota Boshoku Corp.	54,100	718,084
Toyota Industries Corp.	124,900	10,421,283
Toyota Motor Corp.	7,688,700	145,850,866
Toyota Tsusho Corp.	484,800	8,188,094
Transcosmos Inc.	15,800	326,718
TRE Holdings Corp.	50,500	507,904
Trend Micro Inc./Japan(a)	109,200	6,469,034
Tri Chemical Laboratories Inc.	33,500	696,460
Trusco Nakayama Corp.	36,000	479,579
TS Tech Co. Ltd.	66,600	754,817
Tsubakimoto Chain Co.	105,200	1,292,585
Tsumura & Co.	44,100	1,298,387
Tsuruha Holdings Inc.	22,300	1,364,826
UACJ Corp.	23,800	817,681
UBE Corp.	122,500	1,801,639
Ulvac Inc.	42,600	1,675,384
Unicharm Corp.	860,400	6,719,561
United Urban Investment Corp.	1,998	1,935,020

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Universal Entertainment Corp.	54,600	$398,973
Ushio Inc.	67,300	902,322
USS Co. Ltd.	312,400	2,801,069
UT Group Co. Ltd.	21,900	308,880
Valor Holdings Co. Ltd.	23,000	323,280
Visional Inc.(a)	18,400	912,763
Wacoal Holdings Corp.	44,900	1,566,753
Wacom Co. Ltd.	214,900	924,802
Welcia Holdings Co. Ltd.	114,600	1,649,364
West Holdings Corp.	30,800	312,766
West Japan Railway Co.	309,500	5,693,392
Yakult Honsha Co. Ltd.	200,900	3,669,173
Yamada Holdings Co. Ltd.	392,800	1,153,340
Yamaguchi Financial Group Inc.	191,700	2,136,353
Yamaha Corp.	341,800	2,417,323
Yamaha Motor Co. Ltd.	692,000	5,789,002
Yamato Holdings Co. Ltd.	171,600	2,055,419
Yamato Kogyo Co. Ltd.	31,700	1,568,698
Yamazaki Baking Co. Ltd.	108,000	1,941,999
Yaoko Co. Ltd.	14,400	842,158
Yaskawa Electric Corp.	180,500	5,240,505
Yokogawa Bridge Holdings Corp.	33,500	581,866
Yokogawa Electric Corp.	154,800	3,398,032
Yokohama Rubber Co. Ltd. (The)	124,500	2,802,983
Yoshinoya Holdings Co. Ltd.(b)	60,200	1,141,518
Zenkoku Hosho Co. Ltd.	33,900	1,202,697
Zensho Holdings Co. Ltd.	62,000	3,420,404
Zeon Corp.	95,700	889,636
Zojirushi Corp.	34,000	368,795
ZOZO Inc.	118,200	3,877,249
		3,567,858,367
Netherlands — 3.7%
Aalberts NV	91,853	3,242,128
ABN AMRO Bank NV, CVA(c)	325,227	5,455,071
Adyen NV(a)(c)	16,230	26,197,121
Aegon Ltd.	1,039,559	6,786,755
AerCap Holdings NV	150,793	14,415,811
Akzo Nobel NV	122,977	6,984,851
Allfunds Group PLC	399,927	2,056,545
Arcadis NV	50,441	2,879,704
ASM International NV	33,817	19,620,064
ASML Holding NV	298,238	220,625,464
ASR Nederland NV	119,726	5,899,739
Basic-Fit NV(a)(b)(c)	43,978	1,112,317
BE Semiconductor Industries NV	59,731	7,617,577
Coca-Cola Europacific Partners PLC	165,087	12,967,584
Corbion NV	45,723	1,067,492
CVC Capital Partners PLC(a)(c)	129,273	3,060,891
DSM-Firmenich AG	137,861	14,074,138
Eurocommercial Properties NV	46,168	1,126,810
EXOR NV, NVS	73,477	6,961,822
Flow Traders Ltd., NVS	36,131	907,863
Fugro NV	107,565	1,716,940
Havas NV(a)	537,967	847,734
Heineken Holding NV	104,281	6,287,606
Heineken NV	205,459	14,274,809
IMCD NV	44,435	6,958,536
ING Groep NV	2,430,761	40,401,404
InPost SA(a)	151,151	2,472,759
JDE Peet's NV	79,920	1,395,884
Just Eat Takeaway.com NV(a)(c)	155,708	1,880,249
Koninklijke Ahold Delhaize NV	681,734	24,159,014
Security	Shares	Value
Netherlands (continued)
Koninklijke BAM Groep NV	248,712	$1,091,871
Koninklijke KPN NV	2,933,925	10,616,472
Koninklijke Philips NV(a)	597,731	16,474,816
Koninklijke Vopak NV	67,620	3,103,816
NN Group NV	194,735	8,937,605
OCI NV	89,229	1,027,512
Pharming Group NV(a)(b)	1,053,555	946,502
PostNL NV	261,975	266,603
Prosus NV	1,044,486	39,896,784
QIAGEN NV	162,359	7,209,912
Randstad NV	79,679	3,439,744
SBM Offshore NV	156,613	2,925,866
Signify NV(c)	124,920	2,696,608
TKH Group NV	37,713	1,388,450
Universal Music Group NV	613,169	17,102,650
Wolters Kluwer NV	182,968	33,238,334
		613,818,227
New Zealand — 0.2%
Auckland International Airport Ltd.	1,059,682	5,165,162
Contact Energy Ltd.	677,524	3,554,086
EBOS Group Ltd.	128,256	2,894,225
Fisher & Paykel Healthcare Corp. Ltd.	435,192	9,207,411
Fletcher Building Ltd.(a)	814,352	1,310,631
Goodman Property Trust	1,252,784	1,473,591
Infratil Ltd.	630,343	3,986,366
Mercury NZ Ltd.	457,128	1,625,231
Meridian Energy Ltd.	1,094,571	3,643,264
Ryman Healthcare Ltd.(a)	596,498	1,467,203
Spark New Zealand Ltd.	1,514,103	2,485,668
		36,812,838
Norway — 0.7%
Aker ASA, Class A	25,496	1,368,188
Aker BP ASA	267,090	5,574,819
Atea ASA	88,186	1,123,488
Austevoll Seafood ASA	122,113	1,193,220
Avance Gas Holding Ltd.(b)(c)	48,839	373,047
Bakkafrost P/F	40,934	2,338,063
BW LPG Ltd.(c)	85,435	1,078,981
DNB Bank ASA	683,706	14,522,381
DNO ASA	946,932	1,092,099
Entra ASA(a)(c)	61,096	632,621
Equinor ASA	627,598	15,114,927
Frontline PLC, NVS(b)	146,894	2,576,845
Gjensidige Forsikring ASA	156,036	3,201,035
Golden Ocean Group Ltd.(a)	170,828	1,589,245
Hoegh Autoliners ASA	118,780	1,077,578
Kongsberg Gruppen ASA	70,415	8,358,472
Leroy Seafood Group ASA	304,897	1,512,538
Mowi ASA	368,453	7,399,204
NEL ASA(a)(b)	1,802,849	375,723
Nordic Semiconductor ASA(a)	150,812	1,514,470
Norsk Hydro ASA	1,096,443	6,466,771
Orkla ASA	565,530	5,251,531
Salmar ASA	48,795	2,584,449
Scatec ASA(a)(c)	167,037	1,168,060
Schibsted ASA, Class A	29,724	882,369
Schibsted ASA, Class B	96,197	2,749,852
SpareBank 1 SMN	156,944	2,530,527
SpareBank 1 Sor-Norge ASA	217,699	3,102,926
Storebrand ASA	344,491	4,056,313
Subsea 7 SA	198,035	3,266,853
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Norway (continued)
Telenor ASA	488,157	$5,968,965
TGS ASA	173,615	1,747,288
TOMRA Systems ASA	210,133	3,105,976
Yara International ASA	132,961	3,982,240
		118,881,064
Portugal — 0.2%
Banco Comercial Portugues SA, Class R	6,317,130	3,297,490
EDP Renovaveis SA	222,117	2,078,115
EDP SA	2,292,181	7,207,015
Galp Energia SGPS SA	353,714	5,919,815
Jeronimo Martins SGPS SA	193,591	3,825,838
Navigator Co. SA (The)	269,628	985,293
NOS SGPS SA	196,660	692,631
REN - Redes Energeticas Nacionais SGPS SA	576,541	1,420,497
Sonae SGPS SA	1,116,745	1,043,819
		26,470,513
Singapore — 1.5%
CapitaLand Ascendas REIT	2,585,712	4,902,114
CapitaLand Ascott Trust(b)	2,698,068	1,773,621
CapitaLand China Trust(b)	891,580	480,506
CapitaLand Integrated Commercial Trust	4,892,571	6,983,992
CapitaLand Investment Ltd./Singapore	1,994,000	3,589,747
CDL Hospitality Trusts	715,290	454,254
City Developments Ltd.(b)	543,200	2,013,770
ComfortDelGro Corp. Ltd.	2,434,600	2,523,279
DBS Group Holdings Ltd.	1,469,140	48,087,777
ESR-LOGOS REIT	4,059,951	776,738
Frasers Centrepoint Trust	1,231,819	1,933,369
Frasers Logistics & Commercial Trust	2,441,687	1,583,855
Genting Singapore Ltd.(b)	5,403,800	2,992,258
Golden Agri-Resources Ltd.	4,873,200	878,539
Grab Holdings Ltd., Class A(a)	1,589,970	7,282,063
Hafnia Ltd.	330,782	1,743,185
Keppel DC REIT	1,246,312	2,010,152
Keppel Infrastructure Trust	5,735,325	1,920,216
Keppel Ltd.	1,172,400	5,824,119
Keppel REIT(b)	1,925,140	1,207,679
Mapletree Industrial Trust	1,612,340	2,485,706
Mapletree Logistics Trust(b)	3,134,834	2,801,287
Mapletree Pan Asia Commercial Trust(b)	1,833,900	1,624,226
NetLink NBN Trust	3,119,700	1,974,203
Oversea-Chinese Banking Corp. Ltd.	2,523,800	32,190,503
Paragon REIT	1,293,650	842,326
Parkway Life REIT	405,200	1,151,417
SATS Ltd.	993,563	2,472,823
Sea Ltd., ADR(a)	277,546	33,802,327
Seatrium Ltd.(a)	1,960,459	3,204,655
Sembcorp Industries Ltd.(b)	661,500	2,705,850
Singapore Airlines Ltd.	1,124,900	5,247,539
Singapore Exchange Ltd.	524,700	4,720,971
Singapore Post Ltd.(b)	1,214,200	494,570
Singapore Technologies Engineering Ltd.	1,255,100	4,454,638
Singapore Telecommunications Ltd.	5,879,300	14,365,258
Starhill Global REIT	1,300,300	487,971
Suntec REIT(b)	1,263,800	1,103,599
United Overseas Bank Ltd.	926,600	25,471,901
UOL Group Ltd.	291,700	1,087,880
Venture Corp. Ltd.	222,700	2,066,747
Wilmar International Ltd.	1,517,600	3,469,327
Yangzijiang Financial Holding Ltd.(b)	2,209,900	769,824
Security	Shares	Value
Singapore (continued)
Yangzijiang Shipbuilding Holdings Ltd.	2,226,500	$4,986,198
		252,942,979
Spain — 2.4%
Acciona SA	16,942	1,908,829
Acerinox SA	154,797	1,553,356
ACS Actividades de Construccion y Servicios SA	148,596	7,565,646
Aena SME SA(c)	55,679	11,991,038
Almirall SA	86,859	853,032
Amadeus IT Group SA	326,570	23,897,592
Banco Bilbao Vizcaya Argentaria SA	4,304,732	49,009,186
Banco de Sabadell SA	4,446,057	10,480,129
Banco Santander SA	11,719,510	60,056,671
Bankinter SA	590,004	5,026,878
CaixaBank SA	2,856,107	17,289,040
Cellnex Telecom SA(c)	386,037	12,929,615
CIE Automotive SA	29,805	794,448
Construcciones y Auxiliar de Ferrocarriles SA	12,973	480,458
Enagas SA	179,480	2,271,488
Endesa SA	266,605	5,902,187
Faes Farma SA	271,988	998,848
Ferrovial SE	375,853	16,042,645
Fluidra SA	106,325	2,729,896
Gestamp Automocion SA(c)	98,954	270,819
Grifols SA(a)	204,953	1,753,503
Iberdrola SA	4,560,489	64,446,829
Iberdrola SA, NVS	76,220	1,077,108
Indra Sistemas SA	96,755	1,854,424
Industria de Diseno Textil SA	814,367	44,204,352
Inmobiliaria Colonial SOCIMI SA	292,031	1,647,855
Laboratorios Farmaceuticos Rovi SA	21,900	1,478,949
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	610,501	790,401
Logista Integral SA	70,037	2,116,166
Mapfre SA	921,970	2,561,543
Melia Hotels International SA	109,055	812,171
Merlin Properties SOCIMI SA	360,650	4,156,231
Neinor Homes SA(c)	25,944	453,775
Pharma Mar SA	16,673	1,594,932
Prosegur Cia. de Seguridad SA	64,555	120,947
Redeia Corp. SA	57,325	964,271
Repsol SA	915,545	10,640,364
Sacyr SA	361,275	1,181,649
Sacyr SA, NVS	9,032	29,627
Solaria Energia y Medio Ambiente SA(a)(b)	62,224	486,855
Tecnicas Reunidas SA(a)	46,927	662,631
Telefonica SA	2,980,021	12,141,486
Vidrala SA	14,263	1,460,469
Viscofan SA	36,448	2,310,262
		390,998,601
Sweden — 3.5%
AAK AB	164,661	4,785,817
AddLife AB, Class B	82,368	1,122,678
AddTech AB, Class B	217,802	6,357,239
AFRY AB	73,466	1,169,388
Alfa Laval AB	218,130	9,723,496
Alleima AB, NVS	173,446	1,438,050
Ambea AB(c)	98,601	826,614
Arjo AB, Class B	199,969	717,795
Assa Abloy AB, Class B	770,238	23,597,247
Atlas Copco AB, Class A	2,024,268	33,816,928
Atlas Copco AB, Class B	1,170,034	17,394,426

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Avanza Bank Holding AB	122,363	$3,669,351
Axfood AB	93,317	2,003,053
Beijer Ref AB, Class B	285,835	4,241,464
Billerud Aktiebolag	182,586	1,877,271
Biotage AB	70,268	899,913
Boliden AB	216,347	6,498,044
BoneSupport Holding AB(a)(c)	53,769	1,685,391
Bravida Holding AB(c)	163,527	1,304,959
Bure Equity AB	64,031	2,329,508
Camurus AB(a)	31,141	1,669,086
Castellum AB(a)	316,021	3,427,509
Catena AB	43,755	1,906,025
Corem Property Group AB, Class B	844,167	447,629
Dios Fastigheter AB	113,578	785,677
Dometic Group AB(c)	296,787	1,502,937
Electrolux AB, Class B(a)	238,823	2,164,064
Electrolux Professional AB, Class B	297,072	2,053,142
Elekta AB, Class B	361,586	2,142,869
Embracer Group AB(a)(b)	102,516	2,072,837
Epiroc AB, Class A	487,664	9,293,122
Epiroc AB, Class B	279,531	4,666,602
EQT AB	281,860	9,202,881
Essity AB, Class B	457,152	11,577,724
Evolution AB(c)	134,306	10,303,904
Fabege AB	226,412	1,693,480
Fastighets AB Balder, Class B(a)	469,350	3,339,747
Fortnox AB	479,399	3,318,502
Getinge AB, Class B	185,346	3,639,640
Granges AB	102,310	1,240,966
H & M Hennes & Mauritz AB, Class B	419,253	5,585,625
Hemnet Group AB	88,617	2,944,705
Hexagon AB, Class B	1,555,828	18,012,952
Hexatronic Group AB(a)	224,919	734,261
Hexpol AB	273,215	2,556,316
Holmen AB, Class B	63,552	2,408,026
Hufvudstaden AB, Class A	85,675	953,802
Husqvarna AB, Class B	351,173	1,870,047
Industrivarden AB, Class A	98,958	3,513,574
Industrivarden AB, Class C	124,434	4,396,888
Indutrade AB	208,941	5,751,976
Instalco AB	262,202	746,622
Investment AB Latour, Class B	112,348	2,937,413
Investor AB, Class B	1,301,148	37,051,769
JM AB	63,717	946,153
Kinnevik AB, Class B	202,735	1,600,490
L E Lundbergforetagen AB, Class B	42,775	2,058,731
Lifco AB, Class B	198,565	6,511,323
Lindab International AB	91,630	1,636,368
Loomis AB, Class B	80,007	2,546,484
Millicom International Cellular SA, SDR	84,650	2,264,398
MIPS AB	31,189	1,520,418
Modern Times Group MTG AB, Class B(a)	97,866	908,739
Munters Group AB(c)	125,208	1,989,304
Mycronic AB	76,103	3,085,400
NCAB Group AB	160,305	964,334
NCC AB, Class B	84,834	1,368,249
Nibe Industrier AB, Class B(b)	1,183,784	4,742,793
Nolato AB, Class B	259,962	1,352,754
Nordnet AB publ	138,594	3,294,615
Nyfosa AB	130,633	1,340,307
Pandox AB, Class B	82,981	1,515,508
Peab AB, Class B	154,572	1,108,702
Security	Shares	Value
Sweden (continued)
Saab AB, Class B	261,704	$5,657,157
Sagax AB, Class B	158,839	3,495,777
Samhallsbyggnadsbolaget i Norden AB(b)	1,220,215	618,174
Sandvik AB	769,148	15,869,829
Sectra AB, Class B	122,985	2,814,795
Securitas AB, Class B	352,402	4,483,624
Sinch AB(a)(c)	525,502	1,112,111
Skandinaviska Enskilda Banken AB, Class A	1,164,586	16,507,132
Skanska AB, Class B	250,358	5,363,878
SKF AB, Class B	272,986	5,513,710
Spotify Technology SA(a)	113,109	62,045,942
SSAB AB, Class B	580,748	2,739,493
Storskogen Group AB, Class B	1,112,246	1,199,179
Svenska Cellulosa AB SCA, Class B	465,531	6,411,445
Svenska Handelsbanken AB, Class A	1,075,562	11,899,667
Sweco AB, Class B	167,487	2,617,506
Swedbank AB, Class A	628,699	13,688,942
Swedish Orphan Biovitrum AB(a)	156,451	4,738,203
Tele2 AB, Class B	438,472	4,877,931
Telefonaktiebolaget LM Ericsson, Class B	2,085,100	15,700,544
Telia Co. AB	1,810,783	5,328,906
Thule Group AB(c)	84,441	2,673,584
Trelleborg AB, Class B	181,868	6,847,734
Troax Group AB	40,753	856,038
Vitec Software Group AB, Class B	42,353	2,234,574
Vitrolife AB	58,566	1,174,818
Volvo AB, Class A	150,302	4,146,157
Volvo AB, Class B	1,164,522	32,086,545
Wallenstam AB, Class B	276,116	1,191,932
Wihlborgs Fastigheter AB	289,432	2,867,762
		578,889,110
Switzerland — 8.1%
ABB Ltd., Registered	1,198,858	65,280,674
Accelleron Industries AG, NVS	84,045	4,200,161
Adecco Group AG, Registered	114,672	2,729,846
Alcon AG	377,638	34,460,916
Allreal Holding AG, Registered	13,202	2,471,706
ALSO Holding AG, Registered	6,753	1,865,797
Aryzta AG(a)	704,584	1,393,206
Avolta AG, Registered	86,642	3,916,272
Bachem Holding AG	30,533	1,943,961
Baloise Holding AG, Registered	36,747	6,705,256
Banque Cantonale Vaudoise, Registered	26,213	2,645,288
Barry Callebaut AG, Registered	2,873	3,158,213
Belimo Holding AG, Registered	7,696	5,616,068
BKW AG	16,720	2,852,583
Bossard Holding AG, Class A, Registered	3,955	880,450
Bucher Industries AG, Registered	4,648	1,869,109
Burckhardt Compression Holding AG	3,239	2,447,199
Bystronic AG, Registered(b)	512	184,112
Cembra Money Bank AG	31,106	3,065,000
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	612	7,030,097
Chocoladefabriken Lindt & Spruengli AG, Registered	68	7,696,421
Cie Financiere Richemont SA, Class A, Registered	398,252	76,989,491
Clariant AG, Registered	192,503	2,166,822
Comet Holding AG, Registered	7,858	2,344,601
Daetwyler Holding AG, Bearer	5,399	822,818
DKSH Holding AG	27,992	2,200,634
DocMorris AG(a)	9,760	210,506
dormakaba Holding AG	3,086	2,215,933
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Emmi AG, Registered	1,779	$1,548,970
EMS-Chemie Holding AG, Registered	5,562	3,937,314
Flughafen Zurich AG, Registered	18,162	4,372,386
Forbo Holding AG, Registered	819	784,260
Galderma Group AG(a)	58,863	7,154,690
Galenica AG(c)	33,302	2,967,759
Geberit AG, Registered	26,051	14,530,424
Georg Fischer AG	68,148	5,367,063
Givaudan SA, Registered	6,803	29,781,566
Helvetia Holding AG, Registered	31,878	5,562,558
Holcim AG	399,438	40,033,249
Huber + Suhner AG, Registered	15,951	1,323,886
Inficon Holding AG, Registered	1,746	2,250,581
Interroll Holding AG, Registered	506	1,186,693
Intershop Holding AG	7,632	1,143,019
Julius Baer Group Ltd.	163,248	11,470,509
Kardex Holding AG, Registered	7,630	2,359,068
Kuehne + Nagel International AG, Registered	35,745	8,122,437
Landis+Gyr Group AG	18,351	1,254,347
Lithium Argentina AG(a)(b)	90,678	234,595
Logitech International SA, Registered	123,282	12,203,827
Lonza Group AG, Registered	55,014	34,883,944
Medmix AG(c)	25,263	340,753
Mobilezone Holding AG, Registered	51,332	642,790
Mobimo Holding AG, Registered	7,817	2,596,368
Nestle SA, Registered	1,955,160	166,072,510
Novartis AG, Registered	1,470,363	153,912,835
OC Oerlikon Corp. AG Pfaffikon, Registered	165,345	663,306
Partners Group Holding AG	17,409	26,446,870
PSP Swiss Property AG, Registered	35,717	5,276,187
Roche Holding AG, Bearer	25,498	8,479,506
Roche Holding AG, NVS	524,011	164,734,230
Sandoz Group AG	316,395	15,148,156
Schindler Holding AG, Participation Certificates, NVS	29,683	8,577,137
Schindler Holding AG, Registered	18,160	5,107,272
Schweiter Technologies AG, NVS	562	281,077
SFS Group AG	18,100	2,274,183
SGS SA	116,810	11,346,741
Siegfried Holding AG, Registered	2,774	3,115,764
SIG Group AG	217,541	4,744,237
Sika AG, Registered	114,133	28,985,657
Softwareone Holding AG	99,588	651,710
Sonova Holding AG, Registered	40,204	14,026,502
Stadler Rail AG	37,319	829,143
Straumann Holding AG	86,752	12,302,791
Sulzer AG, Registered	19,175	3,112,652
Sunrise Communications AG, Class A(a)	42,555	2,131,138
Swatch Group AG (The), Bearer	19,322	3,579,608
Swiss Life Holding AG, Registered	22,541	18,403,375
Swiss Prime Site AG, Registered	62,392	7,122,771
Swiss Re AG	222,799	34,014,121
Swisscom AG, Registered	20,137	11,331,876
Swissquote Group Holding SA, Registered	9,918	4,305,574
Tecan Group AG, Registered	9,961	2,557,152
Temenos AG, Registered	47,515	4,040,517
UBS Group AG, Registered	2,457,256	86,641,692
Valiant Holding AG, Registered	10,255	1,216,027
VAT Group AG(c)	21,024	8,076,573
Vontobel Holding AG, Registered	24,274	1,793,689
Ypsomed Holding AG, Registered	3,609	1,418,183
Security	Shares	Value
Switzerland (continued)
Zurich Insurance Group AG	108,628	$65,824,714
		1,333,961,672
United Kingdom — 13.0%
3i Group PLC	726,034	34,881,076
4imprint Group PLC	24,303	1,798,824
abrdn PLC	1,505,320	2,879,031
Admiral Group PLC	188,043	6,282,608
Airtel Africa PLC(c)	987,879	1,758,930
AJ Bell PLC	372,593	2,046,247
Anglo American PLC	939,065	27,496,937
Antofagasta PLC	301,896	6,401,526
AO World PLC(a)	384,276	468,364
Ashmore Group PLC	696,933	1,469,016
Ashtead Group PLC	326,786	21,297,264
ASOS PLC(a)(b)	89,479	471,294
Associated British Foods PLC	250,866	5,886,457
Assura PLC	2,448,276	1,142,448
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	446,567	578,815
AstraZeneca PLC	1,158,488	162,623,401
Auto Trader Group PLC(c)	667,201	6,498,440
Aviva PLC	1,715,879	10,876,180
B&M European Value Retail SA	646,554	2,581,303
Babcock International Group PLC	188,921	1,260,228
BAE Systems PLC	2,230,177	33,711,856
Balfour Beatty PLC	414,667	2,391,804
Bank of Georgia Group PLC	28,968	1,707,873
Barclays PLC	11,117,803	40,746,682
Barratt Redrow PLC	1,081,456	6,058,005
Beazley PLC	443,526	4,579,545
Bellway PLC	92,381	2,982,049
Berkeley Group Holdings PLC	79,450	3,801,271
Big Yellow Group PLC	139,640	1,653,483
Bodycote PLC	160,317	1,263,496
boohoo Group PLC(a)(b)	1,288,299	460,350
BP PLC	11,752,182	60,797,470
Breedon Group PLC	242,722	1,312,146
British American Tobacco PLC	1,492,577	59,219,388
British Land Co. PLC (The)	587,021	2,730,297
BT Group PLC	4,792,449	8,399,492
Bunzl PLC	237,055	10,090,640
Burberry Group PLC	333,850	4,879,317
Burford Capital Ltd.	166,780	2,361,547
Carnival PLC(a)	124,187	3,113,512
Centrica PLC	4,316,819	7,586,833
Close Brothers Group PLC(a)	214,146	848,069
Coats Group PLC	1,275,813	1,518,605
Coca-Cola HBC AG, Class DI	150,958	5,240,409
Compass Group PLC	1,270,999	43,791,466
Computacenter PLC	84,746	2,452,486
ConvaTec Group PLC(c)	1,067,070	3,253,434
Cranswick PLC	48,929	3,057,619
Crest Nicholson Holdings PLC	328,606	732,574
Croda International PLC	113,145	4,660,344
Currys PLC(a)	1,144,212	1,332,876
CVS Group PLC	76,825	933,502
DCC PLC	73,068	5,038,191
Deliveroo PLC(a)(c)	962,784	1,567,401
Derwent London PLC	86,853	2,111,781
Diageo PLC	1,643,011	48,945,977
Diploma PLC	102,999	5,767,193
Direct Line Insurance Group PLC	980,095	3,254,357
Domino's Pizza Group PLC	466,074	1,735,966

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Dowlais Group PLC	1,043,012	$922,791
Dr. Martens PLC	652,552	586,192
Drax Group PLC	316,500	2,442,865
Dunelm Group PLC	127,254	1,558,888
easyJet PLC	253,650	1,602,113
Elementis PLC	699,213	1,368,053
Endeavour Mining PLC	131,236	2,669,911
Energean PLC	181,791	2,082,969
Entain PLC	472,125	4,099,416
Essentra PLC	286,979	443,358
Experian PLC	672,470	33,125,618
Fevertree Drinks PLC	84,803	842,345
Firstgroup PLC	913,738	1,847,830
Frasers Group PLC(a)	116,721	916,442
Future PLC(b)	99,977	1,131,119
Games Workshop Group PLC	25,181	4,526,253
Gamma Communications PLC	80,149	1,329,660
GB Group PLC	225,606	975,694
Genuit Group PLC	250,729	1,217,090
Genus PLC	55,595	1,331,167
Glencore PLC	7,668,153	33,129,840
Grafton Group PLC	179,502	2,054,246
Grainger PLC	528,379	1,389,305
Great Portland Estates PLC	266,013	951,558
Greatland Gold PLC(a)	7,826,622	737,521
Greencore Group PLC	550,443	1,325,403
Greggs PLC	75,051	2,002,559
GSK PLC	3,076,347	53,588,664
Haleon PLC	6,471,417	30,164,641
Halma PLC	281,539	10,546,810
Hammerson PLC, NVS	351,529	1,243,075
Harbour Energy PLC	489,022	1,411,707
Hargreaves Lansdown PLC	244,320	3,329,568
Hays PLC	1,305,599	1,233,012
Helios Towers PLC(a)	733,477	863,966
Hikma Pharmaceuticals PLC	110,148	3,130,241
Hill & Smith PLC	74,753	1,831,999
Hiscox Ltd.	270,098	3,660,395
Howden Joinery Group PLC	434,190	4,388,590
HSBC Holdings PLC	13,704,532	143,131,737
Ibstock PLC(c)	613,171	1,277,254
IG Group Holdings PLC	291,679	3,685,240
IMI PLC	211,127	5,223,770
Impax Asset Management Group PLC	105,194	288,250
Imperial Brands PLC	624,492	21,062,644
Inchcape PLC	289,953	2,413,909
Indivior PLC, NVS(a)	160,135	1,889,484
Informa PLC	1,031,436	11,005,841
IntegraFin Holdings PLC	283,742	1,272,139
InterContinental Hotels Group PLC	125,819	16,776,871
Intermediate Capital Group PLC	229,908	6,699,211
International Distributions Services PLC	564,904	2,555,147
International Workplace Group PLC	653,779	1,388,747
Intertek Group PLC	112,245	7,079,130
Investec PLC	553,627	3,566,065
IP Group PLC(a)	685,474	443,658
ITV PLC	2,894,413	2,654,621
J D Wetherspoon PLC	156,031	1,209,142
J Sainsbury PLC	1,255,553	3,943,373
JD Sports Fashion PLC	2,076,356	2,278,591
JET2 PLC	141,948	2,694,579
John Wood Group PLC(a)	794,381	713,598
Security	Shares	Value
United Kingdom (continued)
Johnson Matthey PLC	129,692	$2,292,783
JTC PLC(c)	152,435	1,868,799
Jupiter Fund Management PLC	466,815	464,201
Just Group PLC	770,173	1,577,556
Kainos Group PLC	90,844	921,374
Kingfisher PLC	1,464,529	4,449,276
Lancashire Holdings Ltd.	285,343	2,296,140
Land Securities Group PLC	483,597	3,487,657
Learning Technologies Group PLC	764,740	866,655
Legal & General Group PLC	4,451,897	13,293,967
Lloyds Banking Group PLC	47,019,789	36,151,830
London Stock Exchange Group PLC	352,998	52,528,912
LondonMetric Property PLC	1,777,704	4,089,669
M&G PLC	1,761,753	4,538,516
Man Group PLC/Jersey	1,119,863	2,959,557
Marks & Spencer Group PLC	1,489,223	6,169,258
Marshalls PLC	207,317	670,906
Melrose Industries PLC	1,043,012	7,871,720
Mitie Group PLC	1,254,292	1,796,108
Mobico Group PLC(a)	676,977	616,947
Mondi PLC, NVS	329,373	5,126,924
MONY Group PLC	381,610	917,927
Morgan Sindall Group PLC	37,249	1,693,071
National Grid PLC	3,599,561	43,667,164
NatWest Group PLC, NVS	5,180,498	27,620,606
Next PLC	95,219	11,703,330
Ninety One PLC	559,518	1,034,504
NMC Health PLC, NVS(a)(e)	12,146	—
Ocado Group PLC(a)	477,906	1,770,039
OSB Group PLC	424,458	2,208,484
Oxford Instruments PLC	54,733	1,416,721
Oxford Nanopore Technologies PLC(a)	520,248	940,491
Pagegroup PLC	354,673	1,433,696
Paragon Banking Group PLC	235,931	2,350,484
Pearson PLC	473,960	7,863,361
Penno Group PLC	273,903	1,957,817
Persimmon PLC	251,142	3,921,681
Pets at Home Group PLC	393,788	1,103,462
Phoenix Group Holdings PLC	472,378	3,044,476
Playtech PLC(a)	230,619	2,101,691
Plus500 Ltd.	80,749	2,833,414
Premier Foods PLC	445,026	1,036,257
Primary Health Properties PLC	1,371,703	1,602,129
Prudential PLC	2,117,502	17,621,706
QinetiQ Group PLC	471,182	2,163,057
Quilter PLC(c)	1,296,886	2,606,581
Rathbones Group PLC	50,533	1,086,452
Reckitt Benckiser Group PLC	519,258	34,337,877
RELX PLC	1,385,478	68,797,883
Renishaw PLC	39,036	1,744,846
Rentokil Initial PLC	1,866,640	9,141,955
RHI Magnesita NV	30,038	1,298,337
Rightmove PLC	604,942	4,978,031
Rio Tinto PLC	842,518	50,738,025
Rolls-Royce Holdings PLC(a)	6,356,127	47,392,199
Rotork PLC	583,429	2,516,319
RS Group PLC	369,380	2,979,251
RWS Holdings PLC	319,750	544,733
Safestore Holdings PLC	185,545	1,408,961
Sage Group PLC (The)	749,796	12,461,218
Savills PLC	128,609	1,703,057
Schroders PLC	549,105	2,397,943
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Segro PLC	903,240	$7,986,060
Serco Group PLC	951,805	1,833,941
Severn Trent PLC	194,415	6,071,835
Shaftesbury Capital PLC	1,403,723	2,151,642
Shell PLC	4,665,275	153,183,040
Sirius Real Estate Ltd.	1,404,339	1,395,603
Smith & Nephew PLC	653,410	8,285,974
Smiths Group PLC	268,613	6,841,622
Softcat PLC	117,773	2,342,268
Spectris PLC	81,609	3,050,655
Spirax Group PLC	61,034	6,068,182
Spirent Communications PLC(a)	637,838	1,461,500
SSE PLC	737,668	14,860,701
SSP Group PLC	723,068	1,629,009
St. James's Place PLC	379,194	4,924,074
Standard Chartered PLC	1,630,636	21,931,260
Tate & Lyle PLC	288,954	2,355,651
Taylor Wimpey PLC	2,811,516	4,163,846
TBC Bank Group PLC	37,075	1,535,374
Team17 Group PLC(a)	179,489	598,655
Telecom Plus PLC	60,137	1,246,707
Tesco PLC	5,267,741	24,244,193
TP ICAP Group PLC	803,984	2,716,442
Trainline PLC(a)(c)	371,884	1,633,257
Travis Perkins PLC	162,185	1,427,051
Tritax Big Box REIT PLC	1,307,164	2,367,919
Tullow Oil PLC(a)(b)	1,724,632	384,907
Unilever PLC	1,864,494	106,792,657
UNITE Group PLC (The)	233,384	2,471,956
United Utilities Group PLC	482,257	6,093,376
Vesuvius PLC	225,169	1,146,062
Victrex PLC	91,149	1,121,115
Vistry Group PLC(a)	283,687	2,088,397
Vodafone Group PLC	16,504,318	14,060,769
Watches of Switzerland Group PLC(a)(c)	209,942	1,485,345
Weir Group PLC (The)	189,556	5,654,603
WH Smith PLC	122,560	1,986,144
Whitbread PLC	133,100	4,616,783
Wickes Group PLC	348,426	795,768
Wise PLC, Class A(a)	478,821	6,596,959
Workspace Group PLC	125,775	730,102
WPP PLC	786,516	7,476,736
Yellow Cake PLC(a)(c)	223,933	1,359,274
YouGov PLC	116,832	559,159
		2,153,948,134
Total Common Stocks — 99.3% (Cost: $14,098,047,899)		16,422,078,975
Preferred Stocks
Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	43,011	3,268,102
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	73,971	4,709,677
Fuchs Petrolub SE, Preference Shares, NVS	70,153	3,188,665
Henkel AG & Co. KGaA, Preference Shares, NVS	124,322	10,861,996
Jungheinrich AG, Preference Shares, NVS	39,753	1,027,425
Security	Shares	Value
Germany (continued)
Porsche Automobil Holding SE, Preference Shares, NVS	104,959	$4,148,066
Sartorius AG, Preference Shares, NVS	19,745	5,697,845
Volkswagen AG, Preference Shares, NVS	147,864	15,077,086
		47,978,862
Total Preferred Stocks — 0.3% (Cost: $56,765,205)		47,978,862
Rights
Spain — 0.0%
ACS Actividades de Construccion, (Expires 02/19/25, Strike Price EUR 0.454)(a)	145,964	72,077
Total Rights — 0.0% (Cost: $68,922)		72,077
Warrants
Canada — 0.0%
Constellation Software Inc. (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(e)	11,415	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.6% (Cost: $14,154,882,026)		16,470,129,914
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(f)(g)(h)	78,045,368	78,084,391
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(f)(g)	3,500,000	3,500,000
Total Short-Term Securities — 0.5% (Cost: $81,587,574)		81,584,391
Total Investments — 100.1% (Cost: $14,236,469,600)		16,551,714,305
Liabilities in Excess of Other Assets — (0.1)%		(15,067,635)
Net Assets — 100.0%		$16,536,646,670

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI International Developed Markets ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$82,446,525	$—	$(4,367,451)(a)	$47,307	$(41,990)	$78,084,391	78,045,368	$555,474 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,250,000	2,250,000 (a)	—	—	—	3,500,000	3,500,000	85,905	—
				$47,307	$(41,990)	$81,584,391		$641,379	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	65	03/13/25	$11,628	$159,455
SPI 200 Index	63	03/20/25	8,330	202,522
Euro STOXX 50 Index	289	03/21/25	15,791	582,133
FTSE 100 Index	105	03/21/25	11,219	269,141
				$1,213,251
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,213,251	$—	$—	$—	$1,213,251

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(326,738)	$—	$—	$—	$(326,738)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$566,186	$—	$—	$—	$566,186
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI International Developed Markets ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$65,550,745
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,444,353,360	$13,977,725,615	$—	$16,422,078,975
Preferred Stocks	10,861,996	37,116,866	—	47,978,862
Rights	72,077	—	—	72,077
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	81,584,391	—	—	81,584,391
	$2,536,871,824	$14,014,842,481	$—	$16,551,714,305
Derivative Financial Instruments(a)
Assets
Equity Contracts	$202,522	$1,010,729	$—	$1,213,251

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
January 31, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 21.3%
Abacus Group(a)	121,889	$86,752
Abacus Storage King	121,676	87,591
Accent Group Ltd.	110,741	150,055
AGL Energy Ltd.	172,099	1,224,189
Alpha HPA Ltd., NVS(b)	295,225	175,741
ALS Ltd.	138,730	1,398,638
Amotiv Ltd.	38,940	259,176
AMP Ltd.	713,405	786,036
Ampol Ltd.	68,103	1,222,033
Ansell Ltd.	40,524	881,074
ANZ Group Holdings Ltd.	839,664	15,855,854
APA Group	373,591	1,575,520
ARB Corp. Ltd.	22,000	533,214
Arena REIT	106,304	254,474
Aristocrat Leisure Ltd.	159,694	7,425,706
ASX Ltd.	54,519	2,137,661
Atlas Arteria Ltd.	301,332	940,896
AUB Group Ltd.	32,663	643,797
Audinate Group Ltd.(b)	21,396	98,912
Aurizon Holdings Ltd.	507,616	1,027,324
Aussie Broadband Ltd.	58,500	142,463
Austal Ltd.(b)	107,865	255,490
Bank of Queensland Ltd.	178,398	768,481
Bapcor Ltd.	90,576	278,593
Beach Energy Ltd.	431,678	404,713
Bega Cheese Ltd.	68,011	243,306
Bellevue Gold Ltd.(b)	343,622	261,754
Bendigo & Adelaide Bank Ltd.	162,051	1,359,903
BHP Group Ltd.	1,433,648	35,209,940
BlueScope Steel Ltd.	123,003	1,606,208
Boss Energy Ltd. (a)(b)	104,714	210,806
Brambles Ltd.	391,322	4,782,145
Breville Group Ltd.	29,285	689,836
Brickworks Ltd.	21,429	345,060
BWP Trust	171,481	359,883
Capricorn Metals Ltd.(b)	84,656	398,871
CAR Group Ltd.	108,206	2,696,428
Centuria Capital Group	211,754	232,715
Centuria Industrial REIT	169,191	306,621
Centuria Office REIT	118,052	85,438
Challenger Ltd.	147,043	571,121
Champion Iron Ltd.	113,878	386,924
Charter Hall Group	132,024	1,269,414
Charter Hall Long Wale REIT	183,937	440,483
Charter Hall Retail REIT	146,865	294,939
Charter Hall Social Infrastructure REIT	86,724	138,353
Clarity Pharmaceuticals Ltd.(b)	61,858	139,972
Cleanaway Waste Management Ltd.	638,270	1,092,896
Clinuvel Pharmaceuticals Ltd.(a)	9,627	72,166
Cochlear Ltd.	18,453	3,631,949
Codan Ltd./Australia	25,917	256,082
Coles Group Ltd.	377,288	4,547,815
Collins Foods Ltd.	36,209	168,298
Commonwealth Bank of Australia	472,660	46,643,125
Computershare Ltd.	150,703	3,275,989
Coronado Global Resources Inc.(c)	288,811	116,558
Corporate Travel Management Ltd.	34,808	329,715
Credit Corp. Group Ltd.	19,115	182,365
Cromwell Property Group	434,166	104,611
CSL Ltd.	136,517	23,568,673
Security	Shares	Value
Australia (continued)
Data#3 Ltd.	36,839	$158,079
De Grey Mining Ltd.(b)	583,657	715,306
Deep Yellow Ltd.(a)(b)	212,772	174,727
Deterra Royalties Ltd.	124,626	311,660
Dexus	304,013	1,355,988
Dexus Industria REIT	46,077	77,723
Dicker Data Ltd.	25,229	134,264
Domain Holdings Australia Ltd.	79,468	134,063
Domino's Pizza Enterprises Ltd.	19,398	358,840
Downer EDI Ltd.	192,974	679,179
DroneShield Ltd.(b)	205,096	84,772
Eagers Automotive Ltd.	45,565	362,190
Elders Ltd.	57,678	254,102
Emerald Resources NL(b)	149,277	393,053
Endeavour Group Ltd./Australia	429,447	1,120,207
Evolution Mining Ltd.	559,753	1,945,192
EVT Ltd.	22,660	164,280
Firefinch Ltd., NVS(d)	298,353	16,694
FleetPartners Group Ltd., NVS(b)	84,611	147,051
Flight Centre Travel Group Ltd.	55,373	610,394
Fortescue Ltd.	477,418	5,591,218
G8 Education Ltd.	208,455	180,139
Genesis Minerals Ltd.(b)	280,771	544,745
Gold Road Resources Ltd.	301,462	456,852
Goodman Group	485,044	10,816,556
GPT Group (The)	546,174	1,550,504
GrainCorp Ltd., Class A	53,302	247,852
Growthpoint Properties Australia Ltd.	75,429	112,293
Guzman y Gomez Ltd.(a)(b)	4,342	106,424
Hansen Technologies Ltd.	58,269	196,951
Harvey Norman Holdings Ltd.	136,870	438,073
Healius Ltd.(b)	172,327	152,281
HealthCo REIT	130,504	81,246
Helia Group Ltd.	87,765	262,158
HMC Capital Ltd.	72,685	422,079
HomeCo Daily Needs REIT	487,630	356,628
HUB24 Ltd.	22,237	1,100,890
IDP Education Ltd.(a)	75,956	622,321
IGO Ltd.	194,970	586,268
Iluka Resources Ltd.	118,402	319,851
Imdex Ltd.(a)	124,259	201,603
Incitec Pivot Ltd.	546,545	1,009,599
Ingenia Communities Group	107,630	379,302
Inghams Group Ltd.	110,310	219,527
Insignia Financial Ltd.	143,154	389,079
Insurance Australia Group Ltd.	662,772	3,758,747
IPH Ltd.	67,279	207,724
IRESS Ltd.(b)	51,709	299,340
James Hardie Industries PLC(b)	121,072	4,069,359
JB Hi-Fi Ltd.	30,821	1,922,964
Johns Lyng Group Ltd.	62,976	144,219
Judo Capital Holdings Ltd.(b)	179,912	222,645
Jumbo Interactive Ltd.	15,702	127,707
Karoon Energy Ltd.(a)	229,787	222,196
Kelsian Group Ltd.	47,437	111,274
Lendlease Corp. Ltd.	185,070	737,268
Leo Lithium Ltd.(d)	292,832	42,437
Lifestyle Communities Ltd.	32,558	196,663
Liontown Resources Ltd.(a)(b)	448,882	184,328
Lottery Corp. Ltd. (The)	627,197	1,949,848
Lovisa Holdings Ltd.	17,329	309,113
Lynas Rare Earths Ltd.(b)	237,106	919,030
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Australia (continued)
MA Financial Group Ltd.(a)	38,885	$159,504
Maas Group Holdings Ltd.	30,141	84,790
MAC Copper Ltd.(b)	18,848	199,557
Macquarie Group Ltd.	102,084	15,101,545
Mader Group Ltd.(a)	15,064	58,065
Magellan Financial Group Ltd.	45,484	293,018
McMillan Shakespeare Ltd.	14,254	135,606
Medibank Pvt Ltd.	767,420	1,892,238
Megaport Ltd.(a)(b)	48,622	253,657
Mesoblast Ltd.(a)(b)	259,471	504,663
Metcash Ltd.	295,689	577,677
Mineral Resources Ltd.	49,284	1,051,399
Mirvac Group	1,087,257	1,315,278
Monadelphous Group Ltd.	29,138	282,683
Myer Holdings Ltd.	200,354	113,049
Nanosonics Ltd.(a)(b)	80,834	171,565
National Australia Bank Ltd.	866,674	21,356,277
National Storage REIT	354,616	490,130
Netwealth Group Ltd.	34,818	673,054
Neuren Pharmaceuticals Ltd., NVS(a)(b)	31,279	277,448
New Hope Corp. Ltd.	145,664	434,280
NEXTDC Ltd.(b)	183,413	1,667,953
nib holdings Ltd.	139,999	498,277
Nick Scali Ltd.	23,134	231,226
Nickel Industries Ltd.	520,104	242,504
Nine Entertainment Co. Holdings Ltd.	368,475	307,516
Northern Star Resources Ltd.	322,652	3,414,859
NRW Holdings Ltd.	122,865	258,728
Nufarm Ltd./Australia	100,159	224,212
Nuix Ltd.(b)	59,338	163,826
Objective Corp. Ltd.	9,274	94,979
oOh!media Ltd.	154,284	111,202
Ora Banda Mining Ltd.(b)	292,438	149,440
Orica Ltd.	136,845	1,483,401
Origin Energy Ltd.	483,007	3,115,091
Orora Ltd.	381,129	554,708
Paladin Energy Ltd.(b)	112,597	611,299
Pepper Money Ltd./Australia(a)	81,641	72,581
Perenti Ltd.	190,157	164,545
Perpetual Ltd.	31,969	422,265
Perseus Mining Ltd.	367,706	641,615
PEXA Group Ltd.(b)	37,557	303,737
Pilbara Minerals Ltd.(a)(b)	822,267	1,153,275
Pinnacle Investment Management Group Ltd.	38,684	606,525
PolyNovo Ltd.(b)	170,012	216,086
Premier Investments Ltd.	27,827	407,602
Pro Medicus Ltd.(a)	16,360	2,799,782
PWR Holdings Ltd.	24,747	125,851
Qantas Airways Ltd.(b)	208,519	1,208,339
QBE Insurance Group Ltd.	424,404	5,478,102
Qube Holdings Ltd.	484,947	1,244,528
Ramelius Resources Ltd.	323,028	486,782
Ramsay Health Care Ltd.	50,728	1,053,805
REA Group Ltd.	15,004	2,301,287
Redox Ltd./Australia, NVS	53,425	140,316
Reece Ltd.	60,667	888,772
Region RE Ltd.	346,268	465,026
Regis Healthcare Ltd.	43,015	173,758
Regis Resources Ltd.(b)	219,184	408,431
Reliance Worldwide Corp. Ltd.	231,536	770,931
Resolute Mining Ltd.(b)	611,445	154,525
Rio Tinto Ltd.	104,656	7,537,422
Security	Shares	Value
Australia (continued)
Rural Funds Group(a)	135,714	$136,180
Sandfire Resources Ltd.(b)	126,919	769,733
Santos Ltd.	912,062	3,949,187
Scentre Group	1,466,447	3,318,673
SEEK Ltd.	100,781	1,416,955
SG Fleet Group Ltd.	38,991	83,388
SGH Ltd.	57,875	1,707,496
Sigma Healthcare Ltd.(a)	420,854	743,917
Silex Systems Ltd.(b)	44,959	170,462
Sims Ltd.	48,267	391,961
SiteMinder Ltd.(b)	69,613	256,150
SmartGroup Corp. Ltd.	41,683	205,553
Sonic Healthcare Ltd.	128,841	2,263,445
South32 Ltd.	1,286,972	2,642,601
Spartan Resources Ltd/Australia(b)	219,882	181,730
Stanmore Resources Ltd.	116,074	187,138
Star Entertainment Group Ltd. (The)(a)(b)	659,861	48,299
Steadfast Group Ltd.	296,372	1,064,696
Stockland	675,202	2,139,043
Suncorp Group Ltd.	362,945	4,653,330
Super Retail Group Ltd.	41,188	396,809
Tabcorp Holdings Ltd.	660,091	275,639
Technology One Ltd.	82,856	1,575,360
Telix Pharmaceuticals Ltd.(b)	68,706	1,234,146
Telstra Group Ltd.	1,140,068	2,783,351
Temple & Webster Group Ltd.(a)(b)	22,416	198,427
Transurban Group	874,982	7,207,292
Treasury Wine Estates Ltd.	225,941	1,498,890
Vault Minerals Ltd.(b)	1,687,581	399,896
Ventia Services Group Pty. Ltd.	241,849	568,536
Vicinity Ltd.	1,096,170	1,485,607
Viva Energy Group Ltd.(c)	293,441	467,546
Vulcan Steel Ltd.(a)	17,178	76,766
WA1 Resources Ltd., NVS(b)	11,433	95,421
Washington H Soul Pattinson & Co. Ltd.	66,647	1,406,225
Waypoint REIT Ltd.	171,711	257,361
WEB Travel Group Ltd.(b)	108,374	339,552
Wesfarmers Ltd.	319,929	15,070,054
West African Resources Ltd.(b)	313,249	317,120
Westgold Resources Ltd.	266,587	419,958
Westpac Banking Corp.	973,221	20,193,198
Whitehaven Coal Ltd.	243,101	913,515
WiseTech Global Ltd.	51,621	3,907,849
Woodside Energy Group Ltd.	535,309	8,158,528
Woolworths Group Ltd.	347,323	6,530,195
Worley Ltd.	134,594	1,195,952
Xero Ltd.(b)	41,368	4,656,177
Yancoal Australia Ltd., NVS	114,330	455,743
Zip Co. Ltd.(b)	340,797	505,988
		422,303,440
Hong Kong — 5.1%
AIA Group Ltd.	3,081,800	21,665,497
ASMPT Ltd.	82,400	760,905
Bank of East Asia Ltd. (The)	290,200	367,224
BOC Hong Kong Holdings Ltd.	1,031,000	3,351,506
Brightoil Petroleum Holdings Ltd.(d)	763,800	1
Cafe de Coral Holdings Ltd.	92,000	89,560
CITIC Telecom International Holdings Ltd.	426,000	119,970
CK Asset Holdings Ltd.	555,572	2,321,415
CK Hutchison Holdings Ltd.	755,572	3,804,826
CK Infrastructure Holdings Ltd.	174,000	1,184,911
CLP Holdings Ltd.	462,500	3,845,494

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Cowell e Holdings Inc.(b)	65,000	$214,631
Dah Sing Banking Group Ltd.	122,400	125,030
Dah Sing Financial Holdings Ltd.	48,000	171,352
DFI Retail Group Holdings Ltd.	96,000	225,227
E-Commodities Holdings Ltd.	488,000	70,281
Envision Greenwise Holdings Ltd.(b)	126,000	114,973
ESR Group Ltd.(c)	443,492	681,866
First Pacific Co. Ltd.	630,000	348,803
Fortune REIT	374,000	192,067
Futu Holdings Ltd., ADR	15,566	1,504,454
Galaxy Entertainment Group Ltd.	622,000	2,706,676
Guotai Junan International Holdings Ltd.(a)	820,000	120,551
Hang Lung Properties Ltd.	521,000	412,132
Hang Seng Bank Ltd.	213,600	2,676,531
Health and Happiness H&H International Holdings Ltd.	43,500	45,678
Henderson Land Development Co. Ltd.	405,970	1,125,947
HKBN Ltd.	287,500	194,768
HKT Trust & HKT Ltd., Class SS	1,076,720	1,323,808
Hong Kong & China Gas Co. Ltd.	3,178,525	2,440,437
Hong Kong Exchanges & Clearing Ltd.	343,800	13,456,214
Hongkong Land Holdings Ltd.	316,500	1,377,224
Hsin Chong Group Holdings Ltd.(d)	1,002,000	1
Hutchison Telecommunications Hong Kong Holdings Ltd.	690,000	82,355
Hysan Development Co. Ltd.	194,000	280,512
Jardine Matheson Holdings Ltd.	45,000	1,812,623
Johnson Electric Holdings Ltd.	133,500	177,013
JS Global Lifestyle Co. Ltd.(a)(b)(c)	390,500	92,214
Kerry Logistics Network Ltd.	108,151	91,191
Kerry Properties Ltd.	160,500	315,699
Link REIT	725,000	2,995,531
Luk Fook Holdings International Ltd.	84,000	154,459
Man Wah Holdings Ltd.(a)	422,800	256,325
Melco International Development Ltd.(b)	213,000	118,518
Melco Resorts & Entertainment Ltd., ADR(b)	59,811	353,483
MTR Corp. Ltd.	430,500	1,349,586
New World Development Co. Ltd.(a)	422,000	226,440
NWS Holdings Ltd.	277,000	260,965
OSL Group Ltd.(a)(b)	115,500	138,245
Pacific Basin Shipping Ltd.	1,463,000	296,127
PAX Global Technology Ltd.	201,000	123,563
PCCW Ltd.	1,278,000	742,995
Power Assets Holdings Ltd.	390,500	2,526,404
Realord Group Holdings Ltd.(b)	108,000	99,159
Sands China Ltd.(b)	696,400	1,674,154
Shangri-La Asia Ltd.	376,000	245,619
Sino Land Co. Ltd.	1,088,000	1,043,424
SITC International Holdings Co. Ltd.	384,000	913,221
SJM Holdings Ltd.(b)	690,000	216,906
SmarTone Telecommunications Holdings Ltd.	15,500	8,096
Stella International Holdings Ltd.	147,000	332,414
Sun Hung Kai Properties Ltd.	411,500	3,678,540
SUNeVision Holdings Ltd.	252,000	121,407
Swire Pacific Ltd., Class A	114,500	994,398
Techtronic Industries Co. Ltd.	388,500	5,224,970
Theme International Holdings Ltd.	1,170,000	59,520
Time Interconnect Technology Ltd.	168,000	94,221
United Energy Group Ltd.	2,516,000	120,117
United Laboratories International Holdings Ltd. (The)(a)	286,000	425,162
Vitasoy International Holdings Ltd.	194,000	223,172
Security	Shares	Value
Hong Kong (continued)
Viva Goods Co. Ltd.	1,136,000	$86,242
VSTECS Holdings Ltd.	152,000	92,075
VTech Holdings Ltd.	43,600	287,466
WH Group Ltd.(c)	2,375,500	1,853,115
Wharf Holdings Ltd. (The)	305,898	745,911
Wharf Real Estate Investment Co. Ltd.	487,000	1,211,865
Wynn Macau Ltd.(a)	438,800	320,838
Xinyi Glass Holdings Ltd.	451,000	417,438
Yue Yuen Industrial Holdings Ltd.	222,000	473,119
		100,396,777
Japan — 67.7%
77 Bank Ltd. (The)	17,700	543,066
ABC-Mart Inc.	27,700	578,151
Acom Co. Ltd.	131,800	325,021
Activia Properties Inc.	189	411,245
Adastria Co. Ltd.	6,800	145,326
ADEKA Corp.	22,600	421,199
Advance Residence Investment Corp.	748	688,445
Advantest Corp.	215,900	11,936,502
Aeon Co. Ltd.	184,300	4,465,079
Aeon Delight Co. Ltd.	6,600	173,721
AEON Financial Service Co. Ltd.	30,600	247,270
Aeon Hokkaido Corp.	10,100	58,182
Aeon Mall Co. Ltd.	25,400	320,594
AEON REIT Investment Corp.	429	346,465
AGC Inc.	55,400	1,600,469
Ai Holdings Corp.	7,700	98,570
Aica Kogyo Co. Ltd.	14,900	310,901
Aichi Corp.	10,700	98,869
Aichi Financial Group Inc., NVS	8,900	154,222
Aiful Corp.	84,000	182,843
Ain Holdings Inc.	7,300	220,269
Air Water Inc.	50,500	629,620
Aisan Industry Co. Ltd.	8,700	106,902
Aisin Corp.	150,300	1,700,134
Aizawa Securities Group Co. Ltd.	5,600	62,805
Ajinomoto Co. Inc.	130,800	5,243,425
Alfresa Holdings Corp.	46,800	640,643
Alpen Co. Ltd.	1,700	23,350
Alps Alpine Co. Ltd.	53,124	531,221
Amada Co. Ltd.	90,800	937,554
Amano Corp.	16,500	431,601
Amvis Holdings Inc.	9,500	40,053
ANA Holdings Inc.	47,200	885,427
Anritsu Corp.	37,200	341,885
Anycolor Inc.	9,300	190,158
AOKI Holdings Inc.	7,500	63,465
Aoyama Trading Co. Ltd.	12,500	176,043
Aozora Bank Ltd.	31,900	492,365
Appier Group Inc.(a)	19,500	201,581
Arata Corp.	9,400	191,591
Arclands Corp.	16,423	181,885
Arcs Co. Ltd.	11,800	205,045
ARE Holdings Inc.	21,000	259,732
Argo Graphics Inc.	4,700	148,963
Ariake Japan Co. Ltd.	4,300	143,972
Artience Co. Ltd.	11,900	236,737
As One Corp.	17,700	289,347
Asahi Group Holdings Ltd.	411,600	4,458,178
Asahi Intecc Co. Ltd.	60,200	1,009,354
Asahi Kasei Corp.	350,400	2,379,790
Asahi Yukizai Corp.	3,400	94,879
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Asics Corp.	192,300	$4,286,391
ASKUL Corp.	9,500	104,143
Astellas Pharma Inc.	509,400	4,938,134
Astroscale Holdings Inc.(b)	10,200	39,669
Atom Corp.(a)(b)	31,500	133,163
Autobacs Seven Co. Ltd.	18,300	175,455
Avex Inc.	5,300	49,240
Awa Bank Ltd. (The)	9,700	176,490
Axial Retailing Inc.	21,300	122,242
Azbil Corp.	130,800	985,277
AZ-COM MARUWA Holdings Inc.	16,700	123,198
Bandai Namco Holdings Inc.	169,200	4,196,842
Bank of Nagoya Ltd. (The)	2,800	129,313
BayCurrent Inc.	38,000	1,620,393
Belc Co. Ltd.	3,500	141,716
Bell System24 Holdings Inc.	11,300	91,956
Belluna Co. Ltd.	7,600	42,966
Bengo4.com Inc.(a)(b)	900	16,003
Bic Camera Inc.	27,700	298,125
BIPROGY Inc.	22,200	685,952
BML Inc.	5,200	95,322
Bridgestone Corp.	160,500	5,757,279
Brother Industries Ltd.	64,800	1,141,773
Bunka Shutter Co. Ltd.	14,000	168,379
C Uyemura & Co. Ltd.	2,300	152,466
Calbee Inc.	21,100	402,365
Canon Electronics Inc.	4,100	67,131
Canon Inc.	263,300	8,485,876
Canon Marketing Japan Inc.	13,900	456,496
Capcom Co. Ltd.	97,200	2,219,288
Casio Computer Co. Ltd.	51,500	428,166
Central Automotive Products Ltd.	3,000	88,842
Central Glass Co. Ltd.	5,000	105,780
Central Japan Railway Co.	216,800	4,020,943
Change Holdings Inc.(a)	12,400	116,630
Chiba Bank Ltd. (The)	163,000	1,388,213
Chiyoda Corp.(b)	32,600	63,389
Chofu Seisakusho Co. Ltd.	3,100	38,567
Chubu Electric Power Co. Inc.	179,700	1,872,090
Chudenko Corp.	8,500	176,956
Chugai Pharmaceutical Co. Ltd.	189,300	8,161,672
Chugin Financial Group Inc., NVS	44,800	491,811
Chugoku Electric Power Co. Inc. (The)	76,200	424,417
Chugoku Marine Paints Ltd.	12,100	183,669
Citizen Watch Co. Ltd.	52,300	316,892
CKD Corp.	15,300	248,949
Coca-Cola Bottlers Japan Holdings Inc.	38,825	604,087
COLOPL Inc.	25,800	81,948
Colowide Co. Ltd.(a)	28,700	315,739
Comforia Residential REIT Inc.	201	351,566
COMSYS Holdings Corp.	32,000	664,934
Concordia Financial Group Ltd.	289,200	1,679,218
Cosmo Energy Holdings Co. Ltd.	16,800	725,380
Cosmos Pharmaceutical Corp.	11,000	514,827
Cover Corp.(b)	7,500	134,196
CRE Logistics REIT Inc.	196	189,980
Create Restaurants Holdings Inc.(a)	32,500	283,526
Create SD Holdings Co. Ltd.	7,100	129,438
Credit Saison Co. Ltd.	42,300	997,101
Curves Holdings Co. Ltd.	7,700	36,488
CyberAgent Inc.	118,800	884,499
Cybozu Inc.	5,600	98,839
Security	Shares	Value
Japan (continued)
Dai Nippon Printing Co. Ltd.	110,200	$1,628,688
Daicel Corp.	64,600	571,624
Dai-Dan Co. Ltd.	9,500	225,213
Daido Steel Co. Ltd.	37,000	294,679
Daiei Kankyo Co. Ltd.	10,400	189,718
Daifuku Co. Ltd.	89,500	1,836,930
Daihen Corp.	5,700	259,935
Dai-ichi Life Holdings Inc.	255,200	6,968,282
Daiichi Sankyo Co. Ltd.	493,900	13,770,131
Daiichikosho Co. Ltd.	20,600	239,813
Daikin Industries Ltd.	74,500	8,750,857
Daikokutenbussan Co. Ltd.	2,100	102,074
Daio Paper Corp.	29,900	165,715
Daiseki Co. Ltd.	13,640	326,120
Daishi Hokuetsu Financial Group Inc.	18,000	347,812
Daito Trust Construction Co. Ltd.	16,200	1,735,872
Daiwa House Industry Co. Ltd.	167,400	5,273,727
Daiwa House REIT Investment Corp.	661	1,040,049
Daiwa Industries Ltd.	5,300	54,638
Daiwa Office Investment Corp.	148	280,769
Daiwa Securities Group Inc.	378,500	2,740,021
Daiwa Securities Living Investments Corp.	571	329,136
Daiwabo Holdings Co. Ltd.	22,900	445,671
DCM Holdings Co. Ltd.	31,600	288,439
DeNA Co. Ltd.	21,700	380,964
Denka Co. Ltd.	23,500	334,694
Denso Corp.	532,700	7,371,765
Dentsu Group Inc.	54,900	1,271,867
Dentsu Soken Inc.	7,100	280,799
Dexerials Corp.	45,900	598,141
DIC Corp.	21,500	465,740
Digital Arts Inc.	2,800	106,822
Digital Garage Inc.	7,900	202,797
Dip Corp.	8,400	125,313
Disco Corp.	26,200	7,582,888
DMG Mori Co. Ltd.	38,300	617,777
Doshisha Co. Ltd.	4,000	54,805
Doutor Nichires Holdings Co. Ltd.	10,400	158,148
Dowa Holdings Co. Ltd.	14,800	440,752
DTS Corp.	9,000	245,470
Duskin Co. Ltd.	12,000	287,468
DyDo Group Holdings Inc.	5,800	121,200
Eagle Industry Co. Ltd.	5,800	77,336
Earth Corp.	3,900	126,782
East Japan Railway Co.	255,500	4,548,751
Ebara Corp.	128,500	2,116,670
EDION Corp.	18,300	216,070
eGuarantee Inc.	6,900	77,458
Eiken Chemical Co. Ltd.	7,700	105,788
Eisai Co. Ltd.	70,000	2,073,549
Eizo Corp.	8,800	124,996
Elecom Co. Ltd.	10,700	102,885
Electric Power Development Co. Ltd.	41,400	653,119
en Japan Inc.	6,900	89,340
ENEOS Holdings Inc.	764,700	3,844,388
Enplas Corp.	1,600	55,052
ES-Con Japan Ltd.	8,200	53,224
Exedy Corp.	8,400	259,836
EXEO Group Inc.	52,200	569,938
Ezaki Glico Co. Ltd.	14,200	428,135
FANUC Corp.	266,400	7,936,542
Fast Retailing Co. Ltd.	54,000	17,785,284

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
FCC Co. Ltd.	10,100	$201,631
Ferrotec Holdings Corp.	13,000	215,372
Financial Products Group Co. Ltd.	15,700	256,847
Food & Life Companies Ltd.	31,500	704,670
FP Corp.	11,400	222,178
FP Partner Inc.(a)	2,200	31,103
Freee KK(b)	12,800	269,116
Frontier Real Estate Investment Corp.	750	391,431
Fuji Co. Ltd./Ehime	6,100	84,075
Fuji Corp./Aichi	20,800	314,097
Fuji Electric Co. Ltd.	38,200	1,820,036
Fuji Kyuko Co. Ltd.	6,100	90,991
Fuji Media Holdings Inc.	13,100	184,774
Fuji Oil Holdings Inc.	11,700	254,158
Fuji Seal International Inc.	9,000	138,420
Fuji Soft Inc.	8,800	559,734
FUJIFILM Holdings Corp.	315,600	6,953,014
Fujikura Ltd.	71,600	2,881,775
Fujimi Inc.	13,500	189,934
Fujita Kanko Inc.	2,100	134,156
Fujitec Co. Ltd.	17,100	650,929
Fujitsu General Ltd.	15,100	267,912
Fujitsu Ltd.	467,000	9,031,667
Fujiya Co. Ltd.	3,300	53,067
Fukuda Denshi Co. Ltd.	4,300	186,148
Fukuoka Financial Group Inc.	50,232	1,363,311
Fukuoka REIT Corp.	205	194,225
Fukushima Galilei Co. Ltd.	8,400	143,198
Fukuyama Transporting Co. Ltd.	6,300	149,238
Funai Soken Holdings Inc.	10,200	158,256
Furukawa Co. Ltd.	4,900	62,275
Furukawa Electric Co. Ltd.	19,600	896,234
Furuya Metal Co. Ltd.	4,500	95,380
Fuso Chemical Co. Ltd.	5,700	122,835
Future Corp.	8,900	104,109
Fuyo General Lease Co. Ltd.	5,000	372,653
G-7 Holdings Inc.	3,000	28,217
GENDA Inc.(a)(b)	5,900	109,244
Genky DrugStores Co. Ltd.	6,200	125,296
Global One Real Estate Investment Corp.	322	218,472
Glory Ltd.	11,600	197,184
GLP J-REIT	1,303	1,066,949
GMO Financial Holdings Inc.	9,500	43,231
GMO internet group Inc.	16,400	291,096
GMO Payment Gateway Inc.	12,000	632,598
GNI Group Ltd.(a)(b)	14,500	309,972
Godo Steel Ltd.	2,500	64,553
Goldcrest Co. Ltd.	3,600	71,572
Goldwin Inc.	5,900	311,208
Gree Inc.	8,800	26,275
GS Yuasa Corp.	21,400	344,052
G-Tekt Corp.	4,900	54,070
GungHo Online Entertainment Inc.(b)	10,300	215,999
Gunma Bank Ltd. (The)	92,900	667,054
Gunze Ltd.	3,900	132,438
H.U. Group Holdings Inc.	14,300	234,235
H2O Retailing Corp.	22,200	330,753
Hachijuni Bank Ltd. (The)	98,900	647,259
Hakuhodo DY Holdings Inc.	62,800	466,249
Hakuto Co. Ltd.	3,000	86,850
Halows Co. Ltd.	2,200	53,991
Hamakyorex Co. Ltd.	19,200	168,000
Security	Shares	Value
Japan (continued)
Hamamatsu Photonics KK	85,300	$1,052,731
Hankyu Hanshin Holdings Inc.	65,300	1,661,532
Hankyu Hanshin REIT Inc.	209	172,471
Hanwa Co. Ltd.	11,200	345,983
Harmonic Drive Systems Inc.	17,000	488,357
Haseko Corp.	67,000	879,441
Hazama Ando Corp.	40,400	302,158
Heiwa Corp.	14,200	213,411
Heiwa Real Estate Co. Ltd.	5,500	160,134
Heiwa Real Estate REIT Inc.(a)	303	250,174
Heiwado Co. Ltd.	8,700	131,853
Hiday Hidaka Corp.	7,800	149,363
Hikari Tsushin Inc.	5,000	1,142,141
Hino Motors Ltd.(b)	70,500	230,568
Hioki EE Corp	2,000	99,592
Hirogin Holdings Inc.	70,200	558,185
Hirose Electric Co. Ltd.	8,400	1,004,086
HIS Co. Ltd.(b)	18,400	181,176
Hisamitsu Pharmaceutical Co. Inc.	13,900	398,523
Hitachi Construction Machinery Co. Ltd.	28,900	692,002
Hitachi Ltd.	1,310,500	32,946,517
Hogy Medical Co. Ltd.	6,200	193,557
Hokkaido Electric Power Co. Inc.	48,900	248,941
Hokkoku Financial Holdings Inc.	5,100	177,718
Hokuetsu Corp.(a)	23,400	220,271
Hokuhoku Financial Group Inc.	26,300	357,722
Hokuriku Electric Power Co.	51,800	287,997
Honda Motor Co. Ltd.	1,264,400	11,967,730
Horiba Ltd.	9,400	589,131
Hoshino Resorts REIT Inc.	138	184,103
Hoshizaki Corp.	31,200	1,154,748
Hosiden Corp.	10,600	143,665
House Foods Group Inc.	15,200	276,687
Hoya Corp.	98,200	13,186,870
Hulic Co. Ltd.	130,100	1,146,641
Hulic REIT Inc.	388	354,359
Hyakugo Bank Ltd. (The)	63,800	279,676
Ibiden Co. Ltd.	34,400	1,008,711
Ichibanya Co. Ltd.	17,900	114,521
Ichigo Inc.	71,000	162,234
Ichigo Office REIT Investment Corp.	313	167,194
Idec Corp./Japan	7,800	128,190
Idemitsu Kosan Co. Ltd.	258,335	1,724,169
IDOM Inc.	20,600	153,050
IHI Corp.	39,000	2,333,300
Iida Group Holdings Co. Ltd.	44,000	666,466
Iino Kaiun Kaisha Ltd.	17,200	124,099
I'll Inc.	2,800	46,401
Imperial Hotel Ltd.	13,200	77,717
Inaba Denki Sangyo Co. Ltd.	15,400	366,797
Inabata & Co. Ltd.	14,400	297,762
Industrial & Infrastructure Fund Investment Corp.	680	507,834
Infomart Corp.	56,700	118,303
Infroneer Holdings Inc.	51,700	389,738
Inpex Corp.	251,800	3,004,993
Insource Co. Ltd.	9,500	64,968
Integral Corp.	2,800	73,313
Internet Initiative Japan Inc.	29,800	556,538
Invincible Investment Corp.	2,160	941,874
Ise Chemicals Corp.(a)	600	105,057
Isetan Mitsukoshi Holdings Ltd.	95,900	1,657,280
Isuzu Motors Ltd.	160,800	2,161,855
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Ito En Ltd.	14,600	$322,159
ITOCHU Corp.	334,900	15,420,153
Itochu Enex Co. Ltd.	17,700	181,144
Itochu-Shokuhin Co. Ltd.	1,300	61,819
Itoham Yonekyu Holdings Inc.	6,980	173,581
Itoki Corp.	10,300	107,071
Iwatani Corp.	53,500	585,849
Iyogin Holdings Inc., NVS	66,100	701,095
Izumi Co. Ltd.	7,600	152,858
J Front Retailing Co. Ltd.	67,000	938,742
JAC Recruitment Co. Ltd.	17,900	78,703
Jaccs Co. Ltd.	5,800	142,594
JAFCO Group Co. Ltd.	12,800	187,081
Japan Airlines Co. Ltd.	40,700	667,793
Japan Airport Terminal Co. Ltd.(a)	17,500	568,362
Japan Aviation Electronics Industry Ltd.	14,200	257,064
Japan Elevator Service Holdings Co. Ltd.	20,800	402,605
Japan Excellent Inc.	365	294,984
Japan Exchange Group Inc.	277,900	2,936,344
Japan Hotel REIT Investment Corp.	1,352	626,076
Japan Lifeline Co. Ltd.	13,700	125,576
Japan Logistics Fund Inc.	786	455,163
Japan Material Co. Ltd.	19,900	222,169
Japan Metropolitan Fund Invest	1,993	1,213,268
Japan Petroleum Exploration Co. Ltd.	44,600	316,275
Japan Post Bank Co. Ltd.	410,800	4,249,277
Japan Post Holdings Co. Ltd.	541,600	5,656,474
Japan Post Insurance Co. Ltd.	54,000	1,052,332
Japan Prime Realty Investment Corp.	243	535,146
Japan Pulp & Paper Co. Ltd.	16,000	66,822
Japan Real Estate Investment Corp.	1,850	1,303,367
Japan Securities Finance Co. Ltd.	19,600	241,324
Japan Steel Works Ltd. (The)	17,200	608,339
Japan Tobacco Inc.	338,200	8,615,922
Japan Wool Textile Co. Ltd. (The)	14,400	123,215
JCR Pharmaceuticals Co. Ltd.	19,800	70,142
JCU Corp.	4,400	102,165
Jeol Ltd.	12,100	445,952
JFE Holdings Inc.	165,200	1,910,445
JGC Holdings Corp.	63,400	532,311
JINS Holdings Inc.	4,400	200,686
JMDC Inc.	6,000	152,292
J-Oil Mills Inc.	3,600	47,312
Joshin Denki Co. Ltd.	3,300	50,256
Joyful Honda Co. Ltd.	13,000	156,773
JTEKT Corp.	63,000	495,234
Juroku Financial Group Inc.	7,400	222,196
Justsystems Corp.	8,700	188,092
JVCKenwood Corp.	43,900	508,705
K&O Energy Group Inc.	3,500	73,560
Kadokawa Corp.	25,000	528,949
Kaga Electronics Co. Ltd.	10,200	182,659
Kagome Co. Ltd.	21,800	408,425
Kajima Corp.	112,800	2,005,705
Kakaku.com Inc.	35,900	562,213
Kaken Pharmaceutical Co. Ltd.	7,600	206,417
Kameda Seika Co. Ltd.	4,300	108,038
Kamigumi Co. Ltd.	22,400	488,018
Kanadevia Corp.	48,700	335,174
Kanamoto Co. Ltd.	9,800	197,210
Kandenko Co. Ltd.	28,900	462,551
Kaneka Corp.	11,500	279,158
Security	Shares	Value
Japan (continued)
Kanematsu Corp.	20,500	$343,000
Kansai Electric Power Co. Inc. (The)	263,700	2,909,343
Kansai Paint Co. Ltd.	39,600	536,669
Kao Corp.	131,000	5,194,455
Kappa Create Co. Ltd.(a)	4,500	42,322
Kasumigaseki Capital Co. Ltd.(a)	2,200	210,427
Katakura Industries Co. Ltd.	2,700	35,913
Katitas Co. Ltd.	12,400	173,363
Kato Sangyo Co. Ltd.	5,600	158,151
Kawasaki Heavy Industries Ltd.	42,000	1,897,033
Kawasaki Kisen Kaisha Ltd.	104,400	1,321,152
KDDI Corp.	432,400	14,405,835
KDX Realty Investment Corp.	1,198	1,196,188
KeePer Technical Laboratory Co. Ltd.(a)	3,600	103,293
Keihan Holdings Co. Ltd.	29,100	626,695
Keihanshin Building Co. Ltd.	4,300	41,458
Keikyu Corp.	63,400	555,808
Keio Corp.	28,700	726,048
Keisei Electric Railway Co. Ltd.	108,900	1,038,598
Keiyo Bank Ltd. (The)	28,300	148,470
Kewpie Corp.	29,100	565,485
Keyence Corp.	54,900	23,645,909
KH Neochem Co. Ltd.	9,100	122,973
Kikkoman Corp.	194,600	2,036,730
Kinden Corp.	32,600	666,867
Kintetsu Group Holdings Co. Ltd.	52,500	1,132,201
Kirin Holdings Co. Ltd.	218,600	2,766,138
Kissei Pharmaceutical Co. Ltd.	6,900	175,716
Kitz Corp.	12,300	92,765
Kiyo Bank Ltd. (The)	18,900	281,259
Kobayashi Pharmaceutical Co. Ltd.	14,400	536,818
Kobe Bussan Co. Ltd.	43,700	993,062
Kobe Steel Ltd.	107,800	1,147,793
Koei Tecmo Holdings Co. Ltd.	27,772	346,636
Kohnan Shoji Co. Ltd.	5,300	123,211
Koito Manufacturing Co. Ltd.	57,200	752,161
Kokusai Electric Corp., NVS	45,500	702,624
Kokuyo Co. Ltd.(a)	22,500	391,076
Komatsu Ltd.	247,000	7,450,322
KOMEDA Holdings Co. Ltd.	11,200	199,248
Komeri Co. Ltd.	8,400	164,476
Konami Group Corp.	28,100	2,586,691
Konica Minolta Inc.	124,000	501,946
Konishi Co. Ltd.	18,700	153,868
Konoike Transport Co. Ltd.	9,700	197,408
Kosaido Holdings Co. Ltd.	21,000	71,933
Kose Corp.	9,300	411,219
Koshidaka Holdings Co. Ltd.	18,400	126,239
Kotobuki Spirits Co. Ltd.	25,500	372,633
Krosaki Harima Corp.	4,800	76,993
K's Holdings Corp.	39,100	359,277
Kubota Corp.	268,900	3,372,901
Kumagai Gumi Co. Ltd.	8,200	202,898
Kumiai Chemical Industry Co. Ltd.	26,800	130,977
Kura Sushi Inc.(a)	4,700	83,296
Kuraray Co. Ltd.	78,600	1,150,710
Kureha Corp.	11,400	204,635
Kurita Water Industries Ltd.	29,300	1,020,492
Kusuri no Aoki Holdings Co. Ltd.	13,800	294,015
KYB Corp.	9,600	181,408
Kyocera Corp.	361,300	3,750,219
Kyoei Steel Ltd.	4,800	58,707

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kyokuto Kaihatsu Kogyo Co. Ltd.	10,000	$155,608
Kyorin Pharmaceutical Co. Ltd.	10,900	103,293
Kyoritsu Maintenance Co. Ltd.	18,500	366,073
Kyoto Financial Group Inc.	65,800	989,516
Kyowa Kirin Co. Ltd.	69,000	1,028,217
Kyudenko Corp.	12,100	410,743
Kyushu Electric Power Co. Inc.	114,100	988,723
Kyushu Financial Group Inc.	99,500	503,316
Kyushu Railway Co.	38,500	936,204
LaSalle Logiport REIT	520	480,542
Lasertec Corp.	22,200	2,308,876
Leopalace21 Corp.	40,600	144,455
Life Corp.	7,700	178,646
Lifenet Insurance Co.(a)(b)	19,200	239,785
Lintec Corp.	11,400	213,175
Lion Corp.	79,000	845,738
Lixil Corp.	78,700	885,837
LY Corp.	816,000	2,383,477
M&A Capital Partners Co. Ltd.	5,300	104,769
M&A Research Institute Holdings Inc., NVS(a)(b)	8,200	81,691
M3 Inc.	126,500	1,148,118
Mabuchi Motor Co. Ltd.	28,500	391,395
Macnica Holdings Inc.	38,000	446,022
Maeda Kosen Co. Ltd.	11,400	141,188
Makino Milling Machine Co. Ltd.	6,500	485,579
Makita Corp.	67,600	1,999,099
Mani Inc.	21,600	200,950
Marubeni Corp.	401,200	5,964,864
Maruha Nichiro Corp.	9,500	183,166
Marui Group Co. Ltd.	49,300	821,483
Maruichi Steel Tube Ltd.	18,200	395,726
Maruwa Co. Ltd./Aichi	2,400	587,618
Maruzen Showa Unyu Co. Ltd.	4,300	164,961
Matsuda Sangyo Co. Ltd.	3,600	72,562
Matsui Securities Co. Ltd.	32,700	172,026
MatsukiyoCocokara & Co.	93,190	1,379,317
Matsuyafoods Holdings Co. Ltd.	1,700	66,612
Max Co. Ltd.	5,800	148,095
Maxell Ltd.	10,400	134,002
Maxvalu Tokai Co. Ltd.	2,400	50,525
Mazda Motor Corp.	171,500	1,172,610
McDonald's Holdings Co. Japan Ltd.	24,600	927,608
MCJ Co. Ltd.	16,700	146,336
Mebuki Financial Group Inc.	250,290	1,106,661
Medipal Holdings Corp.	53,300	801,350
Medley Inc.(b)	5,300	138,582
Megachips Corp.	4,600	172,712
Megmilk Snow Brand Co. Ltd.	16,300	279,300
Meidensha Corp.	9,900	253,048
MEIJI Holdings Co. Ltd.	66,400	1,337,033
Meiko Electronics Co. Ltd.	5,200	302,021
MEITEC Group Holdings Inc.	20,400	396,114
Menicon Co. Ltd.	19,500	174,972
Mercari Inc.(b)	30,700	370,698
METAWATER Co. Ltd.	8,600	102,240
Micronics Japan Co. Ltd.	7,800	188,861
Milbon Co. Ltd.	6,400	131,550
Minebea Mitsumi Inc.	104,800	1,681,903
Mirai Corp.(a)	581	155,263
Mirai Industry Co. Ltd.	3,200	75,577
Mirait One Corp.	22,800	338,600
MISUMI Group Inc.	79,200	1,267,642
Security	Shares	Value
Japan (continued)
Mitani Sekisan Co. Ltd.	2,800	$91,600
Mitsubishi Chemical Group Corp.	373,500	1,907,710
Mitsubishi Corp.	942,400	15,030,546
Mitsubishi Electric Corp.	535,800	8,782,279
Mitsubishi Estate Co. Ltd.	303,000	4,402,891
Mitsubishi Estate Logistics REIT Investment Corp.	148	339,242
Mitsubishi Gas Chemical Co. Inc.	44,200	772,439
Mitsubishi HC Capital Inc.	251,100	1,669,836
Mitsubishi Heavy Industries Ltd.	903,400	13,221,479
Mitsubishi Logisnext Co. Ltd.	8,400	107,586
Mitsubishi Logistics Corp.	68,700	490,792
Mitsubishi Materials Corp.	35,600	558,765
Mitsubishi Motors Corp.	180,800	536,279
Mitsubishi Pencil Co. Ltd.	10,400	148,687
Mitsubishi Research Institute Inc.	1,600	49,781
Mitsubishi Shokuhin Co. Ltd.	5,400	173,100
Mitsubishi UFJ Financial Group Inc.	3,136,700	39,667,933
Mitsuboshi Belting Ltd.	7,400	187,361
Mitsui & Co. Ltd.	711,300	14,078,039
Mitsui Chemicals Inc.	49,100	1,076,736
Mitsui DM Sugar Holdings Co. Ltd.	3,200	70,876
Mitsui E&S Co. Ltd.	26,600	269,473
Mitsui Fudosan Co. Ltd.	752,200	6,789,199
Mitsui Fudosan Logistics Park Inc.	820	539,333
Mitsui High-Tec Inc.	30,900	179,557
Mitsui Mining & Smelting Co. Ltd.	16,400	483,519
Mitsui OSK Lines Ltd.	96,800	3,289,527
Mitsui-Soko Holdings Co. Ltd.	6,100	302,071
Mitsuuroko Group Holdings Co. Ltd.	7,600	88,383
Miura Co. Ltd.	25,000	602,436
Mixi Inc.	11,500	238,464
Mizuho Financial Group Inc.	679,820	18,719,393
Mizuho Leasing Co. Ltd.	33,400	218,599
Mizuno Corp.	5,200	290,393
Mochida Pharmaceutical Co. Ltd.	5,000	108,495
Modec Inc.	12,200	250,790
Monex Group Inc.	48,600	284,018
Money Forward Inc.(b)	11,800	326,562
Monogatari Corp. (The)	8,100	174,653
MonotaRO Co. Ltd.	70,100	1,207,726
Mori Hills REIT Investment Corp.	421	340,566
Mori Trust REIT Inc.	680	277,348
Morinaga & Co. Ltd./Japan	20,300	349,913
Morinaga Milk Industry Co. Ltd.	19,700	368,536
Morita Holdings Corp.	11,200	160,670
MOS Food Services Inc.	6,300	142,535
MS&AD Insurance Group Holdings Inc.	362,500	7,516,038
Murata Manufacturing Co. Ltd.	476,600	7,487,764
Musashi Seimitsu Industry Co. Ltd.	11,800	231,699
Musashino Bank Ltd. (The)	5,800	121,274
Nabtesco Corp.	31,700	566,835
Nachi-Fujikoshi Corp.	2,200	46,949
Nafco Co. Ltd.	3,900	47,757
Nagaileben Co. Ltd.	7,700	103,215
Nagase & Co. Ltd.	24,000	450,790
Nagawa Co. Ltd.	2,500	104,442
Nagoya Railroad Co. Ltd.	51,700	576,861
Nakanishi Inc.	20,800	343,099
Namura Shipbuilding Co. Ltd.	14,200	182,322
Nankai Electric Railway Co. Ltd.	29,800	493,493
Nanto Bank Ltd. (The)	8,500	192,973
NEC Corp.	69,900	6,932,599
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
NEC Networks & System Integration Corp.(a)	10,500	$223,588
Nexon Co. Ltd.	94,700	1,230,243
Nextage Co. Ltd.	12,300	118,727
NGK Insulators Ltd.	65,200	836,668
NH Foods Ltd.	23,300	760,496
NHK Spring Co. Ltd.	56,700	722,670
Nichias Corp.	15,200	497,493
Nichicon Corp.	10,700	75,471
Nichiden Corp.	2,900	56,914
Nichiha Corp.	4,900	91,589
Nichirei Corp.	31,700	805,423
Nidec Corp.	235,100	4,060,538
Nifco Inc./Japan	23,500	561,615
Nihon Kohden Corp.	45,900	655,193
Nihon M&A Center Holdings Inc.	92,100	359,430
Nihon Parkerizing Co. Ltd.	26,900	219,363
Nikkiso Co. Ltd.	12,100	79,055
Nikkon Holdings Co. Ltd.	27,200	395,826
Nikon Corp.	77,800	833,510
Nintendo Co. Ltd.	293,000	19,222,161
Nippn Corp., New	11,000	153,851
Nippon Accommodations Fund Inc.	136	511,461
Nippon Building Fund Inc.	2,116	1,684,942
Nippon Ceramic Co. Ltd.	6,300	98,678
Nippon Densetsu Kogyo Co. Ltd.	10,100	132,959
Nippon Electric Glass Co. Ltd.	22,900	491,917
Nippon Express Holdings Inc.	58,500	948,171
Nippon Gas Co. Ltd.	30,900	433,305
Nippon Kanzai Holdings Co. Ltd.	7,200	123,749
Nippon Kayaku Co. Ltd.	39,000	319,181
Nippon Light Metal Holdings Co. Ltd.	18,910	193,662
Nippon Paint Holdings Co. Ltd.	264,500	1,666,693
Nippon Paper Industries Co. Ltd.	32,000	182,695
Nippon Parking Development Co. Ltd.	58,600	79,924
Nippon Prologis REIT Inc.	634	966,878
Nippon REIT Investment Corp.	436	228,762
Nippon Road Co. Ltd. (The)	5,000	58,828
Nippon Sanso Holdings Corp.	48,600	1,376,378
Nippon Seiki Co. Ltd.	7,000	50,297
Nippon Shinyaku Co. Ltd.	14,300	346,013
Nippon Shokubai Co. Ltd.	31,700	384,548
Nippon Soda Co. Ltd.	13,200	244,931
Nippon Steel Corp.	254,828	5,289,968
Nippon Telegraph & Telephone Corp.	8,416,700	8,285,825
Nippon Television Holdings Inc.	13,300	245,520
Nippon Yusen KK	122,800	3,853,898
Nipro Corp.	38,800	362,426
Nishimatsu Construction Co. Ltd.	7,700	250,171
Nishimatsuya Chain Co. Ltd.	12,400	185,828
Nishi-Nippon Financial Holdings Inc.	32,400	444,571
Nishi-Nippon Railroad Co. Ltd.	14,600	211,113
Nishio Holdings Co. Ltd.	5,900	162,208
Nissan Chemical Corp.	37,700	1,134,290
Nissan Motor Co. Ltd.(a)	625,800	1,712,455
Nissan Shatai Co. Ltd.	24,400	161,804
Nissha Co. Ltd.	9,100	95,028
Nisshin Oillio Group Ltd. (The)	8,100	259,901
Nisshin Seifun Group Inc.	58,200	654,495
Nisshinbo Holdings Inc.	33,900	193,944
Nissin Foods Holdings Co. Ltd.	57,600	1,287,931
Nissui Corp.	75,300	414,919
Niterra Co. Ltd.	43,400	1,431,430
Security	Shares	Value
Japan (continued)
Nitori Holdings Co. Ltd.	22,800	$2,669,984
Nitta Corp.	5,800	134,735
Nittetsu Mining Co. Ltd.	2,400	73,203
Nitto Boseki Co. Ltd.	7,400	271,999
Nitto Denko Corp.	197,200	3,498,168
Nitto Kogyo Corp.	6,000	112,270
Noevir Holdings Co. Ltd.	3,900	116,202
NOF Corp.	58,100	772,985
Nohmi Bosai Ltd.	8,100	160,970
Nojima Corp.	15,700	235,981
NOK Corp.	22,500	340,436
Nomura Co. Ltd.	25,900	152,534
Nomura Holdings Inc.	843,400	5,483,267
Nomura Micro Science Co. Ltd.(a)	7,200	119,677
Nomura Real Estate Holdings Inc.	32,100	853,174
Nomura Real Estate Master Fund Inc.	1,103	1,062,303
Nomura Research Institute Ltd.	106,510	3,598,677
Noritake Co. Ltd.	6,200	153,674
Noritsu Koki Co. Ltd.	5,600	181,082
Noritz Corp.	8,300	90,850
North Pacific Bank Ltd.	65,200	220,366
NS Solutions Corp.	16,700	424,794
NS United Kaiun Kaisha Ltd.	3,600	90,855
NSD Co. Ltd.	18,300	386,385
NSK Ltd.	99,100	430,174
NTN Corp.	134,500	215,440
NTT Data Group Corp.	180,300	3,499,009
NTT UD REIT Investment Corp.	461	392,490
Nxera Pharma Co. Ltd.(a)(b)	23,200	144,009
Obara Group Inc.	1,900	46,463
Obayashi Corp.	184,400	2,476,515
OBIC Business Consultants Co. Ltd.	8,600	431,113
Obic Co. Ltd.	91,200	2,723,712
Odakyu Electric Railway Co. Ltd.	89,000	844,158
Ogaki Kyoritsu Bank Ltd. (The)	10,800	149,153
Ohsho Food Service Corp.	8,700	161,980
Oiles Corp.	3,800	59,735
Oji Holdings Corp.	237,900	960,823
Okamoto Industries Inc.	1,600	54,714
Okamura Corp.	14,200	181,533
Okasan Securities Group Inc.	41,700	172,353
Oki Electric Industry Co. Ltd.	20,000	125,047
Okinawa Cellular Telephone Co.	7,000	192,205
OKUMA Corp.	13,200	297,735
Okumura Corp.	9,000	226,403
Olympus Corp.	331,800	5,035,396
Omron Corp.	50,500	1,665,976
Ono Pharmaceutical Co. Ltd.	107,100	1,114,200
Onward Holdings Co. Ltd.	29,200	116,940
Open House Group Co. Ltd.	22,700	742,596
Open Up Group Inc.	18,200	221,099
Optorun Co. Ltd.	6,100	71,048
Oracle Corp./Japan	10,800	985,930
Organo Corp.	7,900	391,055
Orient Corp.	11,950	62,895
Oriental Land Co. Ltd./Japan	307,500	6,910,778
ORIX Corp.	325,100	6,867,030
Orix JREIT Inc.	710	787,803
Osaka Gas Co. Ltd.	103,200	2,028,987
Osaka Soda Co. Ltd.	20,100	215,822
Osaka Steel Co. Ltd.	5,400	81,329
OSAKA Titanium Technologies Co. Ltd.(a)	8,800	107,032

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
OSG Corp.	16,900	$187,040
Otsuka Corp.	63,300	1,427,080
Otsuka Holdings Co. Ltd.	125,800	6,568,921
Pacific Industrial Co. Ltd.	12,200	119,458
PAL GROUP Holdings Co. Ltd.	12,200	269,154
PALTAC Corp.	9,100	254,286
Pan Pacific International Holdings Corp.	107,800	3,001,295
Panasonic Holdings Corp.	656,900	6,702,822
Paramount Bed Holdings Co. Ltd.	9,100	164,344
Park24 Co. Ltd.	37,200	491,173
Pasona Group Inc.	7,200	93,074
Penta-Ocean Construction Co. Ltd.	74,000	312,159
PeptiDream Inc.(b)	26,800	367,826
Persol Holdings Co. Ltd.	465,800	709,662
PHC Holdings Corp.	3,900	26,091
Pigeon Corp.	31,700	300,406
PILLAR Corp./Japan	4,200	114,520
Pilot Corp.	6,900	195,696
Piolax Inc.	8,300	124,965
PKSHA Technology Inc.(b)	5,600	128,649
Plus Alpha Consulting Co. Ltd.	8,700	100,383
Pola Orbis Holdings Inc.	28,700	261,157
Pressance Corp.	9,800	150,556
Prestige International Inc.	29,100	131,306
Prima Meat Packers Ltd.	9,000	127,140
Raito Kogyo Co. Ltd.	12,100	170,808
Raiznext Corp.	8,600	85,895
Rakus Co. Ltd.	25,900	321,694
Rakuten Bank Ltd., NVS(b)	27,300	838,012
Rakuten Group Inc.(b)	420,200	2,638,501
Recruit Holdings Co. Ltd.	395,600	27,609,781
Relo Group Inc.	24,500	300,282
Renesas Electronics Corp.	474,200	6,351,658
Rengo Co. Ltd.	56,300	318,221
RENOVA Inc.(a)(b)	11,500	45,722
Resona Holdings Inc.	595,500	4,420,064
Resonac Holdings Corp.	49,100	1,190,267
Resorttrust Inc.	23,400	490,503
Restar Corp.	7,700	124,073
Ricoh Co. Ltd.	148,400	1,701,898
Ricoh Leasing Co. Ltd.	4,700	155,309
Riken Keiki Co. Ltd.	8,600	172,243
Riken Vitamin Co. Ltd.	3,700	56,280
Rinnai Corp.	26,400	581,932
Riso Kagaku Corp.	13,000	117,615
Rohm Co. Ltd.	95,700	911,419
Rohto Pharmaceutical Co. Ltd.	53,300	903,580
Roland Corp.	2,600	66,210
Rorze Corp.	30,900	336,864
Round One Corp.	57,900	488,660
Royal Holdings Co. Ltd.(a)	11,200	186,017
RS Technologies Co. Ltd.	3,500	68,041
Ryohin Keikaku Co. Ltd.	71,400	1,891,874
Ryoyo Ryosan Holdings Inc.	7,596	122,852
S Foods Inc.	5,800	93,744
Saibu Gas Holdings Co. Ltd.	7,400	81,574
Saizeriya Co. Ltd.	9,600	287,064
Sakai Moving Service Co. Ltd.	6,800	105,657
Sakata INX Corp.	14,000	153,830
Sakata Seed Corp.	9,700	229,118
Sakura Internet Inc.(a)	5,500	166,667
Samty Residential Investment Corp.	52	31,260
Security	Shares	Value
Japan (continued)
San-A Co. Ltd.	10,000	$190,320
San-Ai Obbli Co. Ltd.	11,900	137,879
Sangetsu Corp.	11,600	215,597
San-In Godo Bank Ltd. (The)	41,900	358,148
Sanken Electric Co. Ltd.(a)(b)	5,700	223,871
Sanki Engineering Co. Ltd.	12,000	241,601
Sankyo Co. Ltd.	50,200	673,127
Sankyu Inc.	12,800	457,168
Sanrio Co. Ltd.	50,500	1,884,423
Sansan Inc.(b)	18,600	290,348
Santec Holdings Corp.	1,800	70,938
Santen Pharmaceutical Co. Ltd.	94,600	951,943
Sanwa Holdings Corp.	52,500	1,643,144
Sanyo Chemical Industries Ltd.	3,700	93,316
Sanyo Denki Co. Ltd.	1,800	108,832
Sanyo Special Steel Co. Ltd.	3,600	46,223
Sapporo Holdings Ltd.	18,300	848,911
Sato Holdings Corp.	8,800	124,810
Sawai Group Holdings Co. Ltd.	32,900	424,941
SBI Holdings Inc.	77,000	2,219,666
SBI Sumishin Net Bank Ltd., NVS	13,800	420,534
SBS Holdings Inc.	5,400	85,834
SCREEN Holdings Co. Ltd.	23,400	1,630,567
SCSK Corp.	43,300	958,708
Secom Co. Ltd.	117,400	3,950,643
Sega Sammy Holdings Inc.	42,400	820,651
Seibu Holdings Inc.	63,700	1,373,882
Seiko Epson Corp.	81,400	1,471,002
Seiko Group Corp.	6,500	222,408
Seino Holdings Co. Ltd.	29,100	439,285
Seiren Co. Ltd.	13,700	236,610
Sekisui Chemical Co. Ltd.	105,000	1,740,121
Sekisui House Ltd.	169,100	3,886,420
Sekisui House REIT Inc.	1,185	605,786
Sekisui Jushi Corp.	7,900	99,901
Senko Group Holdings Co. Ltd.	36,500	365,947
Senshu Electric Co. Ltd.	3,200	103,768
Senshu Ikeda Holdings Inc.	64,200	181,570
Septeni Holdings Co. Ltd.(a)	28,200	72,290
Seria Co. Ltd.	15,200	260,920
Seven & i Holdings Co. Ltd.	624,000	9,961,383
Seven Bank Ltd.	167,600	332,425
SG Holdings Co. Ltd.	85,500	805,788
Sharp Corp./Japan(b)	73,600	442,021
Shibaura Machine Co. Ltd.	6,500	149,677
Shibaura Mechatronics Corp.	4,100	214,602
Shibuya Corp.	5,800	136,343
SHIFT Inc.(a)(b)	49,500	408,269
Shiga Bank Ltd. (The)	9,100	270,409
Shikoku Electric Power Co. Inc.	49,600	380,112
Shikoku Kasei Holdings Corp.	5,100	62,921
Shimadzu Corp.	67,100	1,946,501
Shimamura Co. Ltd.	12,600	716,952
Shimano Inc.	21,300	2,988,938
Shimizu Corp.	148,700	1,289,271
Shin Nippon Air Technologies Co. Ltd.	6,200	76,712
Shinagawa Refractories Co. Ltd.	7,600	84,877
Shin-Etsu Chemical Co. Ltd.	507,900	15,746,023
Shin-Etsu Polymer Co. Ltd.	12,900	134,894
Shinko Electric Industries Co. Ltd.(b)	19,900	750,357
Shinmaywa Industries Ltd.	13,600	118,435
Shinnihon Corp.	7,200	74,221
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Shionogi & Co. Ltd.	212,700	$3,127,563
Ship Healthcare Holdings Inc.	22,600	308,446
Shiseido Co. Ltd.	113,000	1,897,654
Shizuoka Financial Group Inc., NVS	124,500	1,110,843
Shizuoka Gas Co. Ltd.	4,800	31,075
SHO-BOND Holdings Co. Ltd.	11,400	369,420
Shochiku Co. Ltd.(a)	2,200	173,516
Shoei Co. Ltd.	15,800	219,126
Shoei Foods Corp.(a)	1,700	44,949
Showa Sangyo Co. Ltd.	6,200	110,486
Simplex Holdings Inc.	10,000	186,805
Sinfonia Technology Co. Ltd.	5,400	241,910
Sinko Industries Ltd.	14,700	117,378
SKY Perfect JSAT Holdings Inc.	41,400	248,043
Skylark Holdings Co. Ltd.	63,800	1,009,416
SMC Corp.	16,200	6,129,857
SMS Co. Ltd.	21,900	234,510
Socionext Inc.	51,000	790,360
SoftBank Corp.	8,058,600	10,365,476
SoftBank Group Corp.	269,600	16,481,097
Sohgo Security Services Co. Ltd.	97,000	651,603
Sojitz Corp.	63,420	1,303,571
Sompo Holdings Inc.	251,300	7,007,765
Sony Group Corp.	1,763,600	38,921,493
SOSiLA Logistics REIT Inc.	216	153,875
Sotetsu Holdings Inc.	22,300	369,404
Square Enix Holdings Co. Ltd.	22,500	911,993
Stanley Electric Co. Ltd.	33,900	565,484
Star Asia Investment Corp.	796	265,143
Star Micronics Co. Ltd.	11,500	144,543
Starts Corp. Inc.	7,200	178,855
Strike Co. Ltd.	3,500	71,266
Subaru Corp.	164,700	2,868,975
Sugi Holdings Co. Ltd.	28,300	492,148
SUMCO Corp.	101,400	748,637
Sumitomo Bakelite Co. Ltd.	22,100	532,187
Sumitomo Chemical Co. Ltd.	429,200	928,407
Sumitomo Corp.	307,200	6,660,169
Sumitomo Densetsu Co. Ltd.	5,800	185,956
Sumitomo Electric Industries Ltd.	200,000	3,736,424
Sumitomo Forestry Co. Ltd.	44,800	1,531,520
Sumitomo Heavy Industries Ltd.	31,700	653,264
Sumitomo Metal Mining Co. Ltd.	69,400	1,584,824
Sumitomo Mitsui Financial Group Inc.	1,051,200	25,904,823
Sumitomo Mitsui Trust Group Inc.	182,900	4,599,077
Sumitomo Osaka Cement Co. Ltd.	7,500	159,930
Sumitomo Pharma Co. Ltd.(b)	56,700	222,057
Sumitomo Realty & Development Co. Ltd.	88,500	3,057,976
Sumitomo Riko Co. Ltd.	12,000	139,669
Sumitomo Rubber Industries Ltd.	44,800	522,238
Sumitomo Warehouse Co. Ltd. (The)	15,700	273,579
Sun Corp.	3,800	230,398
Sun Frontier Fudousan Co. Ltd.	6,000	77,563
Sundrug Co. Ltd.	18,900	511,478
Suntory Beverage & Food Ltd.	38,500	1,195,900
Suruga Bank Ltd.	39,800	309,371
Suzuken Co. Ltd.	18,500	577,447
Suzuki Motor Corp.	441,900	5,287,860
SWCC Corp.	9,100	443,725
Sysmex Corp.	141,700	2,708,647
Systena Corp.	75,700	173,073
T Hasegawa Co. Ltd.	8,700	167,726
Security	Shares	Value
Japan (continued)
T&D Holdings Inc.	137,300	$2,612,109
Tadano Ltd.	29,800	220,822
Taihei Dengyo Kaisha Ltd.	3,600	111,649
Taiheiyo Cement Corp.	33,300	838,667
Taikisha Ltd.	6,700	201,661
Taisei Corp.	47,000	1,971,769
Taiyo Holdings Co. Ltd.	9,700	260,907
Taiyo Yuden Co. Ltd.	35,700	499,127
Takamatsu Construction Group Co. Ltd.	2,900	51,213
Takara Bio Inc.	10,500	69,770
Takara Holdings Inc.(a)	45,800	402,846
Takara Leben Real Estate Investment Corp.	206	117,583
Takara Standard Co. Ltd.	10,100	109,132
Takasago International Corp.	2,300	79,775
Takasago Thermal Engineering Co. Ltd.	11,000	428,429
Takashimaya Co. Ltd.	78,000	662,211
Takeda Pharmaceutical Co. Ltd.	448,600	12,067,346
Takeuchi Manufacturing Co. Ltd.	9,500	332,536
Takuma Co. Ltd.	21,200	229,474
Tama Home Co. Ltd.	5,200	110,083
Tamron Co. Ltd.	9,000	263,285
TBS Holdings Inc.	9,500	258,463
TDK Corp.	547,700	6,620,215
TechMatrix Corp.	12,600	204,396
TechnoPro Holdings Inc.	31,300	624,766
Teijin Ltd.	52,900	451,231
Terumo Corp.	378,200	7,100,291
THK Co. Ltd.	31,500	776,982
TIS Inc.	59,600	1,317,833
TKC Corp.	7,400	181,655
Toa Corp./Tokyo	9,200	70,279
Toagosei Co. Ltd.	23,700	219,752
Tobu Railway Co. Ltd.	53,400	919,001
Tocalo Co. Ltd.	13,500	156,456
Toda Corp.	63,400	383,794
Toei Animation Co. Ltd.	18,500	378,532
Toei Co. Ltd.	8,700	319,052
Toenec Corp.	9,000	59,328
Toho Bank Ltd. (The)	57,700	115,087
Toho Co. Ltd./Tokyo	31,900	1,437,636
Toho Gas Co. Ltd.	19,300	484,418
Toho Holdings Co. Ltd.	15,700	434,038
Toho Titanium Co. Ltd.	6,900	46,062
Tohoku Electric Power Co. Inc.	132,700	969,852
Tokai Carbon Co. Ltd.	59,800	333,046
Tokai Corp./Gifu	3,000	42,514
TOKAI Holdings Corp.	30,500	185,638
Tokai Rika Co. Ltd.	13,400	196,859
Tokai Tokyo Financial Holdings Inc.	55,600	181,479
Token Corp.	1,000	80,011
Tokio Marine Holdings Inc.	529,700	17,471,277
Tokuyama Corp.	19,600	325,307
Tokyo Century Corp.	41,900	405,532
Tokyo Electric Power Co. Holdings Inc.(b)	436,000	1,142,639
Tokyo Electron Device Ltd.	6,300	127,106
Tokyo Electron Ltd.	126,300	21,304,772
Tokyo Gas Co. Ltd.	97,400	2,755,328
Tokyo Kiraboshi Financial Group Inc.	6,300	194,826
Tokyo Ohka Kogyo Co. Ltd.	28,200	628,339
Tokyo Seimitsu Co. Ltd.	11,600	549,206
Tokyo Steel Manufacturing Co. Ltd.	18,300	184,262
Tokyo Tatemono Co. Ltd.	52,200	804,982

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Tokyotokeiba Co. Ltd.	4,200	$121,149
Tokyu Construction Co. Ltd.	14,700	69,830
Tokyu Corp.	151,500	1,728,965
Tokyu Fudosan Holdings Corp.	162,900	1,045,929
Tokyu REIT Inc.	274	286,750
TOMONY Holdings Inc.	35,700	103,647
Tomy Co. Ltd.	23,400	721,098
Topcon Corp.	25,800	482,944
Toppan Holdings Inc.	67,900	1,905,748
Topre Corp.	10,400	127,062
Toray Industries Inc.	392,800	2,725,628
Toridoll Holdings Corp.	12,900	312,932
Torii Pharmaceutical Co. Ltd.	4,900	156,790
Tosei Corp.	6,100	93,780
Toshiba TEC Corp.	9,300	203,952
Tosoh Corp.	73,898	983,198
Totech Corp.	6,400	97,660
Totetsu Kogyo Co. Ltd.	7,800	161,295
TOTO Ltd.	40,400	987,507
Towa Corp.(a)	16,100	212,310
Towa Pharmaceutical Co. Ltd.	5,900	114,224
Toyo Construction Co. Ltd.	12,200	109,520
Toyo Seikan Group Holdings Ltd.	36,500	554,194
Toyo Suisan Kaisha Ltd.	25,600	1,654,171
Toyo Tanso Co. Ltd.	4,200	107,424
Toyo Tire Corp.	32,000	525,995
Toyobo Co. Ltd.	27,000	170,692
Toyoda Gosei Co. Ltd.	15,700	280,593
Toyota Boshoku Corp.	25,500	338,468
Toyota Industries Corp.	46,600	3,888,165
Toyota Motor Corp.	2,898,100	54,975,533
Toyota Tsusho Corp.	180,500	3,048,579
Transcosmos Inc.	6,700	138,545
TRE Holdings Corp.	9,700	97,558
Trend Micro Inc./Japan(b)	35,800	2,120,801
Tri Chemical Laboratories Inc.	8,500	176,714
Trial Holdings Inc.	10,400	181,593
Trusco Nakayama Corp.	12,800	170,517
TS Tech Co. Ltd.	21,200	240,272
Tsubakimoto Chain Co.	20,600	253,111
Tsuburaya Fields Holdings Inc.	8,400	100,612
Tsugami Corp.	9,700	103,727
Tsumura & Co.	16,800	494,623
Tsuruha Holdings Inc.	10,200	624,270
Tsurumi Manufacturing Co. Ltd.	4,100	88,940
TV Asahi Holdings Corp.	3,300	52,170
UACJ Corp.	10,200	350,435
UBE Corp.	24,500	360,328
Ulvac Inc.	11,900	468,006
U-Next Holdings Co. Ltd.	16,100	192,902
Unicharm Corp.	319,200	2,492,892
Union Tool Co.	1,600	48,426
United Super Markets Holdings Inc.	26,400	132,555
United Urban Investment Corp.	863	835,797
Universal Entertainment Corp.	5,300	38,728
Ushio Inc.	20,100	269,490
USS Co. Ltd.	112,700	1,010,501
UT Group Co. Ltd.	6,300	88,856
Valor Holdings Co. Ltd.	11,000	154,612
Visional Inc.(b)	7,300	362,129
Wacoal Holdings Corp.	10,700	373,369
Wacom Co. Ltd.	35,600	153,201
Security	Shares	Value
Japan (continued)
Wakita & Co. Ltd.	12,100	$140,624
Welcia Holdings Co. Ltd.	26,700	384,276
West Holdings Corp.	5,000	50,774
West Japan Railway Co.	122,100	2,246,085
WingArc1st Inc.	5,100	112,592
Workman Co. Ltd.(a)	5,100	142,761
Yakult Honsha Co. Ltd.	72,000	1,314,985
Yamabiko Corp.	11,200	197,153
Yamada Holdings Co. Ltd.	139,700	410,187
Yamaguchi Financial Group Inc.	52,800	588,416
Yamaha Corp.	109,700	775,835
Yamaha Motor Co. Ltd.	263,700	2,206,011
Yamato Holdings Co. Ltd.	74,300	889,963
Yamato Kogyo Co. Ltd.	10,700	529,497
Yamazaki Baking Co. Ltd.	34,800	625,755
Yamazen Corp.	18,900	162,777
Yaoko Co. Ltd.	6,500	380,141
Yaskawa Electric Corp.	63,900	1,855,226
Yellow Hat Ltd.	10,200	179,913
Yodogawa Steel Works Ltd.	6,100	220,882
Yokogawa Bridge Holdings Corp.	7,500	130,268
Yokogawa Electric Corp.	63,800	1,400,481
Yokohama Rubber Co. Ltd. (The)	34,700	781,233
Yonex Co. Ltd.	15,100	203,156
Yoshinoya Holdings Co. Ltd.(a)	20,200	383,034
Yuasa Trading Co. Ltd.	5,300	150,561
Yurtec Corp.	9,900	111,199
Zacros Corp.	4,300	110,257
Zenkoku Hosho Co. Ltd.	14,600	517,976
Zensho Holdings Co. Ltd.	27,000	1,489,531
Zeon Corp.	45,600	423,902
ZERIA Pharmaceutical Co. Ltd.	8,100	116,496
ZIGExN Co. Ltd.	19,100	56,906
Zojirushi Corp.	14,000	151,857
ZOZO Inc.	39,000	1,279,296
Zuken Inc.	4,800	151,139
		1,340,834,632
New Zealand — 0.7%
Air New Zealand Ltd.	487,421	173,237
Auckland International Airport Ltd.	474,673	2,313,678
Contact Energy Ltd.	221,774	1,163,360
EBOS Group Ltd.(a)	45,687	1,030,973
Fisher & Paykel Healthcare Corp. Ltd.	167,392	3,541,533
Fletcher Building Ltd.(b)	305,674	491,957
Goodman Property Trust	310,595	365,338
Infratil Ltd.	262,519	1,660,202
Kiwi Property Group Ltd.	452,322	231,721
Mercury NZ Ltd.	201,887	717,771
Meridian Energy Ltd.	367,932	1,224,656
Ryman Healthcare Ltd.(b)	167,273	411,440
Spark New Zealand Ltd.	517,512	849,587
		14,175,453
Singapore — 4.9%
AIMS APAC REIT	158,865	150,663
Bitdeer Technologies Group, Class A, NVS(b)	9,967	184,589
CapitaLand Ascendas REIT	1,033,515	1,959,386
CapitaLand Ascott Trust	758,566	498,656
CapitaLand China Trust(a)	370,735	199,803
Capitaland India Trust(a)	272,980	204,505
CapitaLand Integrated Commercial Trust	1,614,117	2,304,102
CapitaLand Investment Ltd./Singapore(a)	664,600	1,196,462
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Singapore (continued)
CDL Hospitality Trusts	287,555	$182,615
City Developments Ltd.	141,800	525,686
ComfortDelGro Corp. Ltd.	601,300	623,202
DBS Group Holdings Ltd.	561,640	18,383,557
Digital Core REIT Management Pte. Ltd.(a)	247,900	137,162
ESR-LOGOS REIT(a)	1,873,356	358,405
Far East Hospitality Trust(a)	294,000	130,883
First Resources Ltd.	174,000	185,277
Frasers Centrepoint Trust	362,268	568,588
Frasers Hospitality Trust	325,700	138,650
Frasers Logistics & Commercial Trust(a)	816,983	529,954
Genting Singapore Ltd.	1,690,700	936,195
Golden Agri-Resources Ltd.	1,914,700	345,181
Grab Holdings Ltd., Class A(b)	595,658	2,728,114
Hafnia Ltd.	79,698	420,000
Hong Fok Corp. Ltd.(a)	119,200	69,142
Hutchison Port Holdings Trust, Class U	1,263,500	200,897
iFAST Corp. Ltd.(a)	40,900	224,351
Keppel DC REIT	537,615	867,109
Keppel Infrastructure Trust	1,088,649	364,485
Keppel Ltd.	408,900	2,031,288
Keppel REIT	645,420	404,885
Lendlease Global Commercial REIT	417,211	169,812
Mapletree Industrial Trust	588,520	907,307
Mapletree Logistics Trust	996,587	890,550
Mapletree Pan Asia Commercial Trust(a)	681,295	603,401
NetLink NBN Trust	800,100	506,318
Olam Group Ltd.	309,500	264,180
Oversea-Chinese Banking Corp. Ltd.	954,775	12,177,941
Paragon REIT	368,446	239,904
Parkway Life REIT	101,500	288,423
Raffles Medical Group Ltd.	250,800	154,097
Riverstone Holdings Ltd./Singapore	130,600	97,835
Sasseur REIT	174,200	87,080
SATS Ltd.	251,878	626,885
Sea Ltd., ADR(b)	104,361	12,710,128
Seatrium Ltd.(b)	619,395	1,012,491
Sembcorp Industries Ltd.	254,900	1,042,662
Sheng Siong Group Ltd.	226,000	270,677
SIA Engineering Co. Ltd.	105,900	185,256
Singapore Airlines Ltd.(a)	424,000	1,977,915
Singapore Exchange Ltd.	237,200	2,134,199
Singapore Post Ltd.	330,100	134,457
Singapore Technologies Engineering Ltd.	427,000	1,515,521
Singapore Telecommunications Ltd.	2,095,200	5,119,332
Starhill Global REIT	451,000	169,249
StarHub Ltd.	192,100	173,641
Stoneweg European REIT	58,900	95,298
Suntec REIT(a)	574,800	501,937
Security	Shares	Value
Singapore (continued)
Super Hi International Holding Ltd.(b)	58,000	$138,855
UMS Integration Ltd.(a)	164,700	126,858
United Overseas Bank Ltd.	356,600	9,802,806
UOL Group Ltd.	135,000	503,476
Venture Corp. Ltd.(a)	76,300	708,095
Wilmar International Ltd.	561,200	1,282,938
Yangzijiang Financial Holding Ltd.	625,400	217,860
Yangzijiang Shipbuilding Holdings Ltd.	741,600	1,660,797
Yanlord Land Group Ltd.(b)	177,200	74,070
		95,626,043
Total Common Stocks — 99.7% (Cost: $1,801,357,937)		1,973,336,345
Preferred Stocks
Japan — 0.0%
Ito En Ltd., Preference Shares, NVS	6,800	79,337
Total Preferred Stocks — 0.0% (Cost: $86,789)		79,337
Total Long-Term Investments — 99.7% (Cost: $1,801,444,726)		1,973,415,682
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(e)(f)(g)	19,382,207	19,391,898
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(e)(f)	210,000	210,000
Total Short-Term Securities — 1.0% (Cost: $19,601,917)		19,601,898
Total Investments — 100.7% (Cost: $1,821,046,643)		1,993,017,580
Liabilities in Excess of Other Assets — (0.7)%		(13,134,125)
Net Assets — 100.0%		$1,979,883,455

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Pacific ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$21,473,847	$—	$(2,084,546)(a)	$3,092	$(495)	$19,391,898	19,382,207	$135,584 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	150,000	60,000 (a)	—	—	—	210,000	210,000	9,782	—
				$3,092	$(495)	$19,601,898		$145,366	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	23	03/13/25	$4,114	$22,220
SPI 200 Index	13	03/20/25	1,719	48,299
				$70,519
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$70,519	$—	$—	$—	$70,519

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$302,830	$—	$—	$—	$302,830
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$50,450	$—	$—	$—	$50,450
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Pacific ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$11,271,322
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$37,572,968	$1,935,704,244	$59,133	$1,973,336,345
Preferred Stocks	—	79,337	—	79,337
Short-Term Securities
Money Market Funds	19,601,898	—	—	19,601,898
	$57,174,866	$1,935,783,581	$59,133	$1,993,017,580
Derivative Financial Instruments(a)
Assets
Equity Contracts	$48,299	$22,220	$—	$70,519

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
January 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 4.8%
Abacus Group	910,315	$647,899
Abacus Storage King	910,313	655,309
AGL Energy Ltd.	727,005	5,171,391
ALS Ltd.	651,602	6,569,276
Amotiv Ltd.	283,063	1,884,006
AMP Ltd.	3,123,841	3,441,874
Ampol Ltd.	289,546	5,195,583
Ansell Ltd.	158,605	3,448,395
ANZ Group Holdings Ltd.	3,700,095	69,871,003
APA Group	1,429,221	6,027,358
ARB Corp. Ltd.	128,902	3,124,200
Aristocrat Leisure Ltd.	727,844	33,844,451
ASX Ltd.	239,608	9,394,900
Atlas Arteria Ltd.	1,431,063	4,468,431
AUB Group Ltd.	116,937	2,304,863
Audinate Group Ltd.(a)(b)	105,844	489,307
Aurizon Holdings Ltd.	2,045,500	4,139,725
Austal Ltd.(a)	585,972	1,387,937
Bank of Queensland Ltd.	679,737	2,928,088
Bapcor Ltd.	525,661	1,616,822
Beach Energy Ltd.	2,381,580	2,232,815
Bega Cheese Ltd.	652,224	2,333,295
Bellevue Gold Ltd.(a)	2,432,589	1,853,022
Bendigo & Adelaide Bank Ltd.	633,421	5,315,558
BHP Group Ltd.	6,269,681	153,981,377
BlueScope Steel Ltd.	556,376	7,265,316
Boss Energy Ltd. (a)(b)	737,067	1,483,832
Brambles Ltd.	1,781,391	21,769,466
Breville Group Ltd.	193,815	4,565,497
Brickworks Ltd.	157,889	2,542,402
BWP Trust	842,581	1,768,303
CAR Group Ltd.	480,298	11,968,736
Centuria Capital Group	1,235,732	1,358,052
Challenger Ltd.	701,406	2,724,289
Champion Iron Ltd.	521,088	1,770,505
Charter Hall Group	666,788	6,411,182
Charter Hall Long Wale REIT	1,224,101	2,931,414
Charter Hall Retail REIT	1,005,103	2,018,479
Cleanaway Waste Management Ltd.	2,622,329	4,490,156
Clinuvel Pharmaceuticals Ltd.(b)	65,960	494,452
Cochlear Ltd.	84,428	16,617,254
Codan Ltd./Australia	257,205	2,541,402
Coles Group Ltd.	1,642,957	19,804,141
Collins Foods Ltd.	164,945	766,659
Commonwealth Bank of Australia	2,073,409	204,608,546
Computershare Ltd.	663,697	14,427,476
Coronado Global Resources Inc.(c)	1,115,098	450,029
Corporate Travel Management Ltd.	202,389	1,917,109
Credit Corp. Group Ltd.	113,154	1,079,537
Cromwell Property Group	2,317,956	558,502
CSL Ltd.	599,040	103,419,924
De Grey Mining Ltd.(a)	3,450,493	4,228,783
Deep Yellow Ltd.(a)(b)	1,421,069	1,166,975
Deterra Royalties Ltd.	1,028,439	2,571,884
Dexus	1,352,351	6,031,884
Domain Holdings Australia Ltd.	359,894	607,144
Domino's Pizza Enterprises Ltd.	100,616	1,861,279
Downer EDI Ltd.	752,626	2,648,894
Eagers Automotive Ltd.	260,855	2,073,500
Elders Ltd.	286,094	1,260,396
Security	Shares	Value
Australia (continued)
Emerald Resources NL(a)	1,000,993	$2,635,656
Endeavour Group Ltd./Australia	1,788,502	4,665,283
Evolution Mining Ltd.	2,683,539	9,325,541
Flight Centre Travel Group Ltd.	211,722	2,333,877
Fortescue Ltd.	2,125,342	24,890,664
G8 Education Ltd.	1,347,969	1,164,865
Genesis Minerals Ltd.(a)	1,725,866	3,348,485
Gold Road Resources Ltd.	1,959,344	2,969,298
Goodman Group	2,159,165	48,149,714
GPT Group (The)	2,389,434	6,783,234
GrainCorp Ltd., Class A	320,979	1,492,540
Growthpoint Properties Australia Ltd.	461,802	687,497
Harvey Norman Holdings Ltd.	1,050,565	3,362,488
Healius Ltd.(a)(b)	915,756	809,232
HUB24 Ltd.	124,774	6,177,203
IDP Education Ltd.(b)	300,365	2,460,943
IGO Ltd.	867,976	2,609,972
Iluka Resources Ltd.	560,412	1,513,897
Incitec Pivot Ltd.	2,346,918	4,335,316
Inghams Group Ltd.	419,762	835,366
Insignia Financial Ltd.	1,009,861	2,744,709
Insurance Australia Group Ltd.	2,929,562	16,614,282
IPH Ltd.	424,240	1,309,842
IRESS Ltd.(a)	285,568	1,653,132
James Hardie Industries PLC(a)	560,729	18,846,698
JB Hi-Fi Ltd.	144,348	9,006,065
Johns Lyng Group Ltd.	304,152	696,525
Jumbo Interactive Ltd.	108,772	884,664
Lendlease Corp. Ltd.	756,732	3,014,614
Liontown Resources Ltd.(a)(b)	2,256,242	926,501
Lottery Corp. Ltd. (The)	2,725,375	8,472,725
Lovisa Holdings Ltd.	88,423	1,577,282
Lynas Rare Earths Ltd.(a)	1,219,445	4,726,606
Macquarie Group Ltd.	447,812	66,245,964
Magellan Financial Group Ltd.	287,381	1,851,373
McMillan Shakespeare Ltd.	138,366	1,316,355
Medibank Pvt Ltd.	3,433,891	8,466,994
Megaport Ltd.(a)(b)	248,651	1,297,191
Metcash Ltd.	1,123,593	2,195,123
Mineral Resources Ltd.	220,113	4,695,776
Mirvac Group	4,981,690	6,026,459
Monadelphous Group Ltd.	124,071	1,203,678
Myer Holdings Ltd.	1,121,551	632,832
Nanosonics Ltd.(a)(b)	318,474	675,939
National Australia Bank Ltd.	3,846,628	94,787,260
National Storage REIT	2,143,010	2,961,947
Netwealth Group Ltd.	179,800	3,475,648
Neuren Pharmaceuticals Ltd., NVS(a)(b)	180,455	1,600,655
New Hope Corp. Ltd.	792,171	2,361,763
NEXTDC Ltd.(a)	817,486	7,434,195
nib holdings Ltd.	642,616	2,287,163
Nickel Industries Ltd.	3,228,602	1,505,370
Nine Entertainment Co. Holdings Ltd.	2,086,627	1,741,426
Northern Star Resources Ltd.	1,506,954	15,949,180
NRW Holdings Ltd.	699,403	1,472,799
Nufarm Ltd./Australia	501,417	1,122,450
oOh!media Ltd.	732,126	527,689
Orica Ltd.	537,127	5,822,463
Origin Energy Ltd.	2,117,081	13,653,839
Orora Ltd.	1,710,811	2,489,972
Paladin Energy Ltd.(a)(b)	423,125	2,297,184
Perpetual Ltd.	146,280	1,932,151
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Australia (continued)
Perseus Mining Ltd.	2,356,486	$4,111,865
PEXA Group Ltd.(a)	200,531	1,621,769
Pilbara Minerals Ltd.(a)(b)	3,729,267	5,230,505
Pinnacle Investment Management Group Ltd.	271,081	4,250,266
PolyNovo Ltd.(a)	1,317,327	1,674,330
Premier Investments Ltd.	155,771	2,281,689
Pro Medicus Ltd.(b)	78,654	13,460,518
Qantas Airways Ltd.(a)	1,025,645	5,943,471
QBE Insurance Group Ltd.	1,857,950	23,981,959
Qube Holdings Ltd.	1,795,367	4,607,482
Ramelius Resources Ltd.	2,170,376	3,270,612
Ramsay Health Care Ltd.	223,019	4,632,914
REA Group Ltd.	72,524	11,123,601
Reece Ltd.	278,650	4,082,226
Region RE Ltd.	1,722,786	2,313,644
Regis Resources Ltd.(a)	1,587,636	2,958,429
Reliance Worldwide Corp. Ltd.	1,158,537	3,857,510
Rio Tinto Ltd.	464,909	33,483,176
Sandfire Resources Ltd.(a)	563,738	3,418,936
Santos Ltd.	4,008,749	17,357,702
Scentre Group	6,684,726	15,128,006
SEEK Ltd.	456,453	6,417,613
SGH Ltd.	246,838	7,282,503
Sigma Healthcare Ltd.	1,857,111	3,282,697
Sims Ltd.	267,303	2,170,685
SmartGroup Corp. Ltd.	237,345	1,170,429
Sonic Healthcare Ltd.	561,562	9,865,376
South32 Ltd.	5,743,496	11,793,396
Star Entertainment Group Ltd. (The)(a)(b)	2,844,827	208,230
Steadfast Group Ltd.	1,381,561	4,963,162
Stockland	3,056,969	9,684,490
Suncorp Group Ltd.	1,536,041	19,693,633
Super Retail Group Ltd.	266,521	2,567,685
Tabcorp Holdings Ltd.	2,738,410	1,143,499
Technology One Ltd.	405,005	7,700,452
Telix Pharmaceuticals Ltd.(a)	378,116	6,791,987
Telstra Group Ltd.	4,888,218	11,934,047
Transurban Group	3,993,241	32,892,624
Treasury Wine Estates Ltd.	1,018,637	6,757,626
Vault Minerals Ltd.(a)	9,114,815	2,159,883
Ventia Services Group Pty. Ltd.	1,041,177	2,447,589
Vicinity Ltd.	4,500,930	6,099,980
Viva Energy Group Ltd.(c)	1,504,270	2,396,785
Washington H Soul Pattinson & Co. Ltd.	339,618	7,165,802
Waypoint REIT Ltd.	1,450,785	2,174,437
WEB Travel Group Ltd.(a)	707,036	2,215,250
Wesfarmers Ltd.	1,407,969	66,321,494
Westpac Banking Corp.	4,321,877	89,673,897
Whitehaven Coal Ltd.	1,049,532	3,943,886
WiseTech Global Ltd.	229,997	17,411,393
Woodside Energy Group Ltd.	2,365,748	36,055,851
Woolworths Group Ltd.	1,481,007	27,845,160
Worley Ltd.	523,868	4,654,895
Xero Ltd.(a)	187,067	21,055,335
Yancoal Australia Ltd., NVS	575,879	2,295,575
Zip Co. Ltd.(a)	1,730,689	2,569,589
		1,865,183,383
Austria — 0.2%
ams-OSRAM AG(a)(b)	137,970	1,024,014
ANDRITZ AG	75,903	4,297,683
AT&S Austria Technologie & Systemtechnik AG(a)(b)	38,581	527,916
Security	Shares	Value
Austria (continued)
BAWAG Group AG(c)	92,835	$8,392,046
CA Immobilien Anlagen AG(b)	76,939	1,904,423
DO & CO AG(a)	16,075	3,221,844
Erste Group Bank AG	422,328	25,964,230
EVN AG	61,651	1,486,284
Immofinanz AG(a)	87,568	1,529,797
Lenzing AG(a)(b)	32,951	854,584
Oesterreichische Post AG	59,463	1,796,283
OMV AG	152,363	6,274,216
Raiffeisen Bank International AG	151,439	3,425,143
UNIQA Insurance Group AG	248,995	2,106,135
Verbund AG	85,171	6,547,211
Vienna Insurance Group AG Wiener Versicherung Gruppe	54,736	1,836,935
voestalpine AG	118,083	2,469,695
Wienerberger AG	125,933	3,676,238
		77,334,677
Belgium — 0.6%
Ackermans & van Haaren NV	19,055	3,697,938
Aedifica SA	54,137	3,261,561
Ageas SA	182,755	9,414,360
Anheuser-Busch InBev SA	1,098,165	54,113,586
Argenx SE(a)	75,141	49,603,365
Azelis Group NV	197,822	4,052,556
Barco NV	142,417	1,413,782
Bekaert SA	72,927	2,545,869
bpost SA	254,306	489,870
Cofinimmo SA	33,480	1,887,554
Colruyt Group NV	61,455	2,263,247
Deme Group NV	17,163	2,408,660
D'ieteren Group	30,584	5,130,071
Elia Group SA	38,893	2,624,541
Fagron	94,944	1,883,223
Galapagos NV(a)	57,897	1,330,902
Groupe Bruxelles Lambert NV	76,116	5,283,969
KBC Ancora	80,614	4,334,867
KBC Group NV	272,028	20,866,656
Kinepolis Group NV	29,135	1,165,161
Lotus Bakeries NV	497	5,301,459
Melexis NV	34,518	2,080,428
Montea NV	32,300	2,232,521
Ontex Group NV(a)	92,832	787,766
Proximus SADP	224,594	1,244,256
Sofina SA	18,833	4,694,062
Solvay SA	82,255	2,514,019
Syensqo SA	89,030	7,015,003
Tessenderlo Group SA(b)	50,259	1,097,520
UCB SA	161,361	31,393,309
Umicore SA	175,053	1,762,244
Vastned NV(b)	31,683	940,024
VGP NV	25,828	2,204,500
Warehouses De Pauw CVA	221,928	4,767,015
Xior Student Housing NV	64,709	2,066,340
		247,872,204
Brazil — 1.0%
Allos SA, NVS	807,747	2,626,123
Ambev SA	5,525,754	10,495,439
Atacadao SA	792,243	839,141
Auren Energia SA	773,410	1,073,289
Automob Participacoes SA(a)	1	—
Azzas 2154 SA	302,202	1,765,933

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Brazil (continued)
B3 SA - Brasil Bolsa Balcao	6,740,031	$12,905,596
Banco Bradesco SA	1,649,043	3,109,565
Banco BTG Pactual SA	1,553,141	8,655,950
Banco do Brasil SA	1,886,046	8,933,146
BB Seguridade Participacoes SA	754,761	4,977,454
Brava Energia	431,194	1,654,962
BRF SA	761,701	2,853,096
Caixa Seguridade Participacoes S/A	752,620	1,890,549
CCR SA	1,778,770	3,418,107
Centrais Eletricas Brasileiras SA	1,421,364	8,777,650
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	540,013	8,738,637
Cia de Saneamento de Minas Gerais Copasa MG	250,749	960,252
Cia De Sanena Do Parana	427,729	1,877,337
Cia. Siderurgica Nacional SA	818,457	1,273,051
Cogna Educacao SA(a)	2,503,853	604,107
Cosan SA	1,469,374	1,946,074
CPFL Energia SA	282,986	1,664,780
Cyrela Brazil Realty SA Empreendimentos e Participacoes	492,513	1,721,758
Dexco SA	616,883	622,789
EcoRodovias Infraestrutura e Logistica SA	484,504	431,109
Embraer SA(a)	880,677	8,996,572
Energisa SA	457,645	3,105,757
Engie Brasil Energia SA	271,792	1,711,475
Equatorial Energia SA	1,461,059	7,537,740
Ez Tec Empreendimentos e Participacoes SA	206,075	447,832
Fleury SA	451,551	914,839
GPS Participacoes e Empreendimentos SA(c)	671,083	1,721,329
Grendene SA	430,110	420,980
Grupo SBF SA	269,851	532,863
Hapvida Participacoes e Investimentos SA(a)(c)	6,480,589	2,683,589
Hypera SA	526,793	1,647,792
Iguatemi SA	647,858	2,043,108
IRB-Brasil Resseguros SA(a)	138,707	1,255,568
JBS SA	931,553	5,649,205
JHSF Participacoes SA	870,932	590,154
Klabin SA	989,267	3,798,590
Localiza Rent a Car SA	1,124,620	5,940,575
Lojas Renner SA	1,351,566	3,156,866
LWSA SA(c)	869,889	500,137
M Dias Branco SA	213,453	842,993
Magazine Luiza SA(a)	424,017	541,263
Marfrig Global Foods SA	723,043	1,965,957
Minerva SA(a)	798,643	661,430
MRV Engenharia e Participacoes SA(a)	505,866	488,203
Multiplan Empreendimentos Imobiliarios SA	468,515	1,795,799
Natura & Co. Holding SA	1,170,086	2,526,756
NU Holdings Ltd./Cayman Islands, Class A(a)	3,695,801	48,932,405
Odontoprev SA	406,978	786,929
Pagseguro Digital Ltd., Class A(a)(b)	274,365	2,044,019
Petroleo Brasileiro SA	4,706,765	33,544,676
PRIO SA	981,128	6,881,604
Raia Drogasil SA	1,453,254	5,244,501
Rede D'Or Sao Luiz SA(c)	944,492	4,517,167
Rumo SA	1,585,437	4,991,751
Santos Brasil Participacoes SA	1,163,213	2,623,377
Sao Martinho SA	308,698	1,198,545
Sendas Distribuidora SA	1,843,877	2,126,561
SLC Agricola SA	469,580	1,394,907
Smartfit Escola de Ginastica e Danca SA	414,531	1,381,758
Security	Shares	Value
Brazil (continued)
StoneCo Ltd., Class A(a)(b)	339,297	$3,111,354
Suzano SA	916,006	9,775,976
Telefonica Brasil SA	486,537	4,318,354
TIM SA/Brazil	1,472,247	3,932,508
TOTVS SA	612,966	3,572,458
Transmissora Alianca de Energia Eletrica SA	446,366	2,559,479
Ultrapar Participacoes SA	1,264,282	3,578,208
Vale SA	4,168,022	38,634,466
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	607,423	503,063
Vibra Energia SA	1,311,117	3,782,554
WEG SA	2,107,486	19,848,569
XP Inc., Class A	478,698	6,534,228
YDUQS Participacoes SA	398,939	699,707
		371,812,390
Canada — 7.9%
Advantage Energy Ltd.(a)	253,240	1,608,288
Aecon Group Inc.	121,601	2,004,720
Ag Growth International Inc.	34,898	941,996
Agnico Eagle Mines Ltd.	625,011	58,090,953
Air Canada(a)	219,354	2,959,736
Alamos Gold Inc., Class A	520,472	10,883,231
Algonquin Power & Utilities Corp.	825,124	3,673,274
Alimentation Couche-Tard Inc.	950,509	50,195,456
Allied Properties REIT	182,633	2,184,031
AltaGas Ltd.	347,463	8,018,653
Altus Group Ltd.	59,814	2,442,606
ARC Resources Ltd.	765,102	13,103,099
Aritzia Inc.(a)	97,849	4,706,124
Atco Ltd., Class I, NVS	84,332	2,682,539
Athabasca Oil Corp.(a)	926,056	3,096,730
AtkinsRealis Group Inc.	216,691	10,857,287
ATS Corp.(a)	108,403	2,932,069
Aya Gold & Silver Inc.(a)(b)	201,324	1,617,961
B2Gold Corp.	1,391,247	3,360,014
Badger Infrastructure Solutions Ltd.	72,994	1,983,874
Ballard Power Systems Inc.(a)(b)	319,945	438,085
Bank of Montreal	901,579	89,255,297
Bank of Nova Scotia (The)	1,519,812	77,760,498
Barrick Gold Corp.	2,146,638	35,094,175
Bausch Health Companies Inc.(a)	352,794	2,616,795
Baytex Energy Corp.	981,658	2,357,303
BCE Inc.	98,355	2,342,221
Birchcliff Energy Ltd.(b)	326,757	1,283,781
Bitfarms Ltd./Canada(a)(b)	483,538	705,336
BlackBerry Ltd.(a)	682,606	3,015,330
Boardwalk REIT	62,977	2,714,769
Bombardier Inc., Class B(a)	107,907	6,314,715
Boralex Inc., Class A	115,832	2,059,448
Boyd Group Services Inc.	25,134	4,121,986
Brookfield Asset Management Ltd., Class A	442,507	26,483,131
Brookfield Corp., Class A	1,706,907	104,362,856
Brookfield Infrastructure Corp., Class A, NVS	146,307	6,107,576
Brookfield Renewable Corp.	174,074	4,637,661
Brookfield Wealth Solutions Ltd.	25,955	1,586,035
BRP Inc.	52,776	2,523,777
CAE Inc.(a)	399,106	9,410,921
Calibre Mining Corp.(a)(b)	1,088,966	1,940,635
Cameco Corp.	549,350	27,166,054
Canada Goose Holdings Inc.(a)(b)	94,516	1,035,329
Canadian Apartment Properties REIT	96,949	2,702,311
Canadian Imperial Bank of Commerce	1,171,128	73,772,160
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Canadian National Railway Co.	652,561	$68,167,896
Canadian Natural Resources Ltd.	2,627,539	79,819,621
Canadian Pacific Kansas City Ltd.	1,163,350	92,453,246
Canadian Tire Corp. Ltd., Class A, NVS	64,194	7,227,043
Canadian Utilities Ltd., Class A, NVS	104,024	2,429,982
Canadian Western Bank	130,657	5,203,445
Canfor Corp.(a)	135,524	1,407,133
Capital Power Corp.	170,267	6,234,981
Capstone Copper Corp.(a)(b)	794,531	4,450,052
Cardinal Energy Ltd.	292,432	1,271,662
Cascades Inc.	81,816	723,388
CCL Industries Inc., Class B, NVS	184,219	9,150,425
Celestica Inc., NVS(a)	150,820	18,620,176
Cenovus Energy Inc.	1,727,284	24,981,945
Centerra Gold Inc.	361,035	2,258,099
CES Energy Solutions Corp.	364,733	2,160,767
CGI Inc.	256,945	30,290,286
Choice Properties REIT	353,383	3,141,506
CI Financial Corp.	193,206	4,143,689
Cogeco Communications Inc.	34,343	1,444,989
Colliers International Group Inc.	53,064	7,550,215
Constellation Software Inc./Canada	25,072	81,995,196
Converge Technology Solutions Corp.	344,138	802,716
Cronos Group Inc.(a)	386,122	725,299
Definity Financial Corp.	75,973	2,987,482
Denison Mines Corp.(a)(b)	1,598,866	2,926,331
Descartes Systems Group Inc. (The)(a)	106,492	12,326,796
Dollarama Inc.	350,260	33,144,981
Dream Industrial REIT	364,139	2,926,441
Dundee Precious Metals Inc.	248,519	2,518,791
Dye & Durham Ltd.	100,063	1,023,109
Eldorado Gold Corp.(a)	275,551	4,193,889
Element Fleet Management Corp.	518,228	10,180,211
Emera Inc.	322,732	12,262,195
Empire Co. Ltd., NVS	164,793	4,846,219
Enbridge Inc.	2,706,082	117,024,291
Endeavour Silver Corp.(a)(b)	348,362	1,373,457
Enerflex Ltd.	150,780	1,427,552
Energy Fuels Inc./Canada(a)(b)	289,913	1,530,005
Enghouse Systems Ltd.	66,081	1,254,464
EQB Inc.(b)	38,062	2,837,856
Equinox Gold Corp.(a)	423,743	2,557,007
ERO Copper Corp.(a)(b)	123,327	1,651,318
Extendicare Inc.	226,020	1,609,596
Fairfax Financial Holdings Ltd.	25,745	34,653,672
Finning International Inc.	173,962	4,343,813
First Capital Real Estate Investment Trust	231,001	2,641,646
First Majestic Silver Corp.	460,983	2,626,304
First Quantum Minerals Ltd.(a)	876,411	10,969,083
FirstService Corp.	55,055	10,012,445
Fortis Inc./Canada	588,784	25,077,049
Fortuna Mining Corp.(a)	451,709	2,287,528
Franco-Nevada Corp.	235,273	31,983,271
Freehold Royalties Ltd.	318,522	2,739,550
George Weston Ltd.	76,535	11,830,315
GFL Environmental Inc.	292,023	12,598,371
Gibson Energy Inc.	182,872	3,085,300
Gildan Activewear Inc.	176,048	9,078,885
goeasy Ltd.	25,318	3,082,199
Granite Real Estate Investment Trust	56,079	2,708,353
Great-West Lifeco Inc.	312,858	10,115,387
H&R Real Estate Investment Trust	289,050	1,859,578
Security	Shares	Value
Canada (continued)
Hammond Power Solutions Inc., Class A(b)	9,834	$706,822
Headwater Exploration Inc.	367,038	1,689,534
Hudbay Minerals Inc.	479,219	3,950,214
Hydro One Ltd.(c)	405,537	12,618,009
iA Financial Corp. Inc.	125,278	11,568,831
IAMGOLD Corp.(a)	688,084	4,279,960
IGM Financial Inc.	61,571	1,975,474
Imperial Oil Ltd.	227,799	15,152,117
Innergex Renewable Energy Inc.(b)	243,630	1,220,371
Intact Financial Corp.	220,425	39,152,794
Interfor Corp.(a)	115,762	1,354,081
InterRent REIT	220,827	1,484,487
Ivanhoe Mines Ltd., Class A(a)(b)	959,567	10,306,424
Jamieson Wellness Inc.(c)	79,439	1,806,488
K92 Mining Inc.(a)	372,013	2,470,104
Keyera Corp.(b)	284,210	8,064,692
Killam Apartment REIT	183,071	2,082,199
Kinaxis Inc.(a)	37,262	4,290,123
Kinross Gold Corp.	1,598,066	18,000,028
Labrador Iron Ore Royalty Corp.	122,567	2,573,034
Laurentian Bank of Canada	52,503	1,011,514
Lightspeed Commerce Inc.(a)	204,744	2,951,379
Linamar Corp.	64,127	2,494,747
Lithium Americas Corp.(a)(b)	245,769	735,607
Loblaw Companies Ltd.	189,237	23,695,152
Lundin Gold Inc.	163,391	4,047,254
Lundin Mining Corp.(b)	860,690	6,798,583
MAG Silver Corp.(a)	154,985	2,435,654
Magna International Inc.	314,340	12,462,429
Manulife Financial Corp.	2,191,812	65,542,471
Maple Leaf Foods Inc.	119,337	1,753,905
Martinrea International Inc.	202,991	1,227,709
Mattr Corp., NVS(a)	113,739	914,075
MDA Space Ltd.(a)	166,629	2,643,867
MEG Energy Corp.	340,782	5,587,666
Methanex Corp.	82,821	4,318,990
Metro Inc./CN	277,689	17,350,905
MTY Food Group Inc.	37,304	1,295,444
Mullen Group Ltd.	107,538	1,102,499
National Bank of Canada	422,268	37,477,792
New Gold Inc.(a)	1,134,006	3,425,387
NexGen Energy Ltd.(a)(b)	693,973	4,531,464
NFI Group Inc.(a)	128,109	1,059,532
NGEx Minerals Ltd.(a)	214,928	1,929,893
North West Co. Inc. (The)	94,190	3,009,725
Northland Power Inc.	288,414	3,375,596
Novagold Resources Inc.(a)	378,616	1,182,727
Nutrien Ltd.	610,609	31,514,626
NuVista Energy Ltd.(a)	293,261	2,625,194
OceanaGold Corp.	827,206	2,470,206
Onex Corp.	86,293	6,618,558
Open Text Corp.	315,151	9,272,272
Orla Mining Ltd.(a)	384,508	2,359,935
Osisko Gold Royalties Ltd.	238,034	4,402,487
Pan American Silver Corp.	469,944	10,900,205
Paramount Resources Ltd., Class A	133,830	2,650,172
Parex Resources Inc.	145,437	1,385,972
Parkland Corp.	156,497	3,483,454
Pason Systems Inc.	181,865	1,651,782
Pembina Pipeline Corp.	725,643	26,192,749
Peyto Exploration & Development Corp.	307,715	3,322,014
Poseidon Concepts Corp.(a)(d)	293	—

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Power Corp. of Canada	710,962	$21,548,750
PrairieSky Royalty Ltd.	306,786	5,712,065
Precision Drilling Corp.(a)	18,864	1,100,027
Premium Brands Holdings Corp., Class A(b)	43,479	2,351,130
Prinmaris REIT	149,271	1,533,434
Quebecor Inc., Class B	151,021	3,352,212
RB Global Inc.	234,326	20,952,051
Restaurant Brands International Inc.	376,202	23,130,981
Richelieu Hardware Ltd.	86,546	2,446,286
RioCan REIT	246,769	3,137,779
Rogers Communications Inc., Class B, NVS	438,749	12,051,371
Royal Bank of Canada	1,751,600	213,540,089
Russel Metals Inc.	87,313	2,443,334
Sandstorm Gold Ltd.	351,199	2,049,174
Saputo Inc.	295,637	4,912,536
Seabridge Gold Inc.(a)	146,297	1,798,828
Secure Waste Infrastructure Corp.	359,417	3,714,483
Shopify Inc., Class A(a)	1,509,713	176,187,719
Silvercorp Metals Inc.	385,717	1,207,563
SilverCrest Metals Inc.(a)	264,611	2,772,922
SmartCentres Real Estate Investment Trust	181,569	3,068,314
South Bow Corp.	257,331	6,158,167
Spin Master Corp.(c)	52,216	1,105,505
Sprott Inc.	30,299	1,315,698
SSR Mining Inc.(a)	276,565	2,215,032
Stantec Inc.	149,834	11,595,163
Stella-Jones Inc.	66,449	3,206,432
StorageVault Canada Inc., NVS	352,609	885,556
Sun Life Financial Inc.	705,982	40,711,702
Suncor Energy Inc.	1,572,277	58,992,166
SunOpta Inc.(a)	107,699	792,171
Superior Plus Corp.	276,299	1,144,473
Tamarack Valley Energy Ltd.	832,874	2,527,247
TC Energy Corp.	1,298,778	58,524,768
Teck Resources Ltd., Class B	575,155	23,495,340
TELUS Corp.	523,893	7,598,765
TFI International Inc.	102,404	13,496,035
Thomson Reuters Corp.	197,486	33,186,779
TMX Group Ltd.	346,061	10,710,306
Topaz Energy Corp.	198,891	3,428,093
Torex Gold Resources Inc.(a)	132,766	2,816,373
Toromont Industries Ltd.	101,600	8,101,575
Toronto-Dominion Bank (The)	2,149,203	122,606,682
Tourmaline Oil Corp.	436,094	19,867,055
TransAlta Corp.	391,307	4,499,081
Transcontinental Inc., Class A	183,140	2,303,505
Trisura Group Ltd.(a)	82,480	1,880,182
Veren Inc.	765,449	3,855,291
Vermilion Energy Inc.	219,993	2,026,839
Wesdome Gold Mines Ltd.(a)	262,640	2,595,046
West Fraser Timber Co. Ltd.	71,562	6,204,650
Westshore Terminals Investment Corp.(b)	56,683	911,858
Wheaton Precious Metals Corp.	565,298	35,271,079
Whitecap Resources Inc.	804,236	5,295,723
Winpak Ltd.	63,454	1,887,880
WSP Global Inc.	162,390	27,557,193
		3,043,837,159
Chile — 0.1%
Aguas Andinas SA, Class A	4,699,442	1,501,963
Banco de Chile	53,115,985	6,575,597
Banco de Credito e Inversiones SA	100,180	3,060,803
Banco Itau Chile SA, NVS	80,150	899,720
Security	Shares	Value
Chile (continued)
Banco Santander Chile	69,454,237	$3,583,047
CAP SA(a)	122,273	677,993
Cencosud SA	1,563,209	3,984,119
Cia Cervecerias Unidas SA	245,083	1,492,885
Colbun SA	12,174,003	1,638,259
Empresa Nacional de Telecomunicaciones SA	272,451	860,277
Empresas CMPC SA	1,219,590	2,081,347
Empresas Copec SA	439,406	2,935,967
Enel Americas SA	33,176,058	2,985,135
Enel Chile SA	39,301,770	2,335,909
Engie Energia Chile SA(a)	1,147,114	1,146,050
Falabella SA	855,379	3,239,464
Inversiones Aguas Metropolitanas SA	1,023,015	795,686
Latam Airlines Group SA	225,920,170	3,419,392
Parque Arauco SA	1,148,574	1,971,989
Vina Concha y Toro SA	994,258	1,137,280
		46,322,882
China — 7.4%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	381,900	780,471
3SBio Inc.(c)	2,202,500	1,698,819
AAC Technologies Holdings Inc.	855,000	4,454,914
Advanced Micro-Fabrication Equipment Inc./China, Class A	82,000	2,028,222
AECC Aviation Power Co. Ltd., Class A	252,600	1,293,009
Agricultural Bank of China Ltd., Class A	6,283,400	4,432,744
Agricultural Bank of China Ltd., Class H	35,258,000	19,418,805
Aier Eye Hospital Group Co. Ltd., Class A	965,375	1,633,225
Air China Ltd., Class A(a)	1,259,100	1,287,814
AK Medical Holdings Ltd.(b)(c)	1,234,000	715,061
Akeso Inc.(a)(b)(c)	777,000	6,080,889
Alibaba Group Holding Ltd.	20,319,072	249,243,494
Alibaba Health Information Technology Ltd.(a)(b)	7,232,000	3,377,033
Alibaba Pictures Group Ltd.(a)(b)	19,990,000	1,366,585
A-Living Smart City Services Co. Ltd.(c)	844,500	294,395
Aluminum Corp. of China Ltd., Class A	647,400	692,359
Aluminum Corp. of China Ltd., Class H	5,012,000	3,226,020
Anhui Conch Cement Co. Ltd., Class A	540,687	1,844,998
Anhui Conch Cement Co. Ltd., Class H	1,192,000	3,213,501
Anhui Gujing Distillery Co. Ltd., Class A	49,400	1,126,474
Anhui Gujing Distillery Co. Ltd., Class B	141,563	2,056,255
ANTA Sports Products Ltd.	1,616,200	17,195,130
Anxin-China Holdings Ltd.(a)(d)	1,004,000	1
Ascentage Pharma Group International(a)(b)(c)	431,200	1,883,043
Autohome Inc., ADR	105,197	2,947,620
AviChina Industry & Technology Co. Ltd., Class H	3,293,000	1,536,183
Baidu Inc., Class A(a)	2,839,656	32,106,513
Bank of Beijing Co. Ltd., Class A	2,749,693	2,252,211
Bank of China Ltd., Class A	2,864,600	2,133,869
Bank of China Ltd., Class H	92,358,000	47,779,355
Bank of Communications Co. Ltd., Class A	2,891,863	2,867,839
Bank of Communications Co. Ltd., Class H	11,423,000	9,240,767
Bank of Jiangsu Co. Ltd., Class A	1,737,300	2,359,965
Bank of Nanjing Co. Ltd., Class A	1,177,700	1,720,460
Bank of Ningbo Co. Ltd., Class A	595,371	2,151,305
Bank of Shanghai Co. Ltd., Class A	2,182,751	2,775,510
Baoshan Iron & Steel Co. Ltd., Class A	2,882,676	2,761,868
BeiGene Ltd.(a)	844,079	14,656,866
Beijing Capital International Airport Co. Ltd., Class H(a)	2,456,000	896,631
Beijing Enterprises Holdings Ltd.	775,500	2,663,545
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Beijing Enterprises Water Group Ltd.	7,510,000	$2,084,558
Beijing Kingsoft Office Software Inc., Class A	41,600	1,802,700
Beijing New Building Materials PLC, Class A	570,600	2,445,235
Beijing Tong Ren Tang Co. Ltd., Class A	244,113	1,234,910
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	94,780	881,166
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	3,831,800	2,995,383
Bilibili Inc., Class Z(a)(b)	283,164	4,748,842
BOC Aviation Ltd.(c)	288,000	2,170,964
BOE Technology Group Co. Ltd., Class A	5,672,400	3,462,532
BOE Varitronix Ltd.	555,000	516,443
Bosideng International Holdings Ltd.	5,420,000	2,623,623
Brilliance China Automotive Holdings Ltd.	4,344,000	2,125,777
BYD Co. Ltd., Class A	166,400	6,265,834
BYD Co. Ltd., Class H	1,295,000	45,506,736
BYD Electronic International Co. Ltd.	972,500	5,310,235
C&D International Investment Group Ltd.	894,000	1,468,681
Cambricon Technologies Corp. Ltd., Class A(a)	36,000	2,845,168
Canggang Railway Ltd., NVS(b)	616,000	114,632
CGN Mining Co. Ltd.(b)	3,860,000	760,747
CGN New Energy Holdings Co. Ltd.	2,778,000	800,687
CGN Power Co. Ltd., Class H(c)	14,909,000	4,825,146
Changchun High-Tech Industry Group Co. Ltd., Class A	51,400	655,409
China Aoyuan Group Ltd.(a)	1,687,000	44,596
China BlueChemical Ltd., Class H(b)	4,530,000	1,270,371
China CITIC Bank Corp. Ltd., Class H	10,750,000	7,678,395
China Coal Energy Co. Ltd., Class H	2,502,000	2,875,885
China Communications Services Corp. Ltd., Class H	3,108,000	1,768,378
China Conch Venture Holdings Ltd.	2,363,000	1,912,593
China Construction Bank Corp., Class A	1,215,600	1,418,861
China Construction Bank Corp., Class H	118,774,000	96,648,202
China CSSC Holdings Ltd., Class A	588,600	2,704,208
China Datang Corp. Renewable Power Co. Ltd., Class H(b)	2,644,000	721,062
China East Education Holdings Ltd.(b)(c)	954,000	317,851
China Eastern Airlines Corp. Ltd., Class A(a)	3,210,793	1,704,738
China Education Group Holdings Ltd.	1,390,000	614,930
China Energy Engineering Corp. Ltd., Class A	6,121,300	1,885,288
China Everbright Bank Co. Ltd., Class A	3,737,700	1,980,430
China Everbright Bank Co. Ltd., Class H	3,268,000	1,277,637
China Everbright Environment Group Ltd.(b)	4,548,629	1,989,497
China Everbright Ltd.	1,114,000	700,307
China Feihe Ltd.(c)	4,486,000	3,087,783
China Galaxy Securities Co. Ltd., Class A	608,300	1,163,381
China Galaxy Securities Co. Ltd., Class H	4,225,000	3,848,706
China Gas Holdings Ltd.	3,748,800	3,107,651
China Hongqiao Group Ltd.(b)	3,654,500	6,143,652
China International Capital Corp. Ltd., Class A	296,800	1,265,350
China International Capital Corp. Ltd., Class H(c)	1,666,000	2,773,434
China Jinmao Holdings Group Ltd.	6,712,000	787,409
China Lesso Group Holdings Ltd.	1,515,000	660,261
China Life Insurance Co. Ltd., Class A	306,300	1,705,671
China Life Insurance Co. Ltd., Class H	9,110,000	16,911,738
China Literature Ltd.(a)(b)(c)	540,200	1,818,982
China Longyuan Power Group Corp. Ltd., Class H	3,659,000	2,697,845
China Medical System Holdings Ltd.	1,854,000	1,673,416
China Mengniu Dairy Co. Ltd.	3,660,000	7,336,822
China Merchants Bank Co. Ltd., Class A	1,715,331	9,559,187
Security	Shares	Value
China (continued)
China Merchants Bank Co. Ltd., Class H	4,852,677	$26,690,118
China Merchants Port Holdings Co. Ltd.	1,576,000	2,679,950
China Merchants Securities Co. Ltd., Class A	1,206,272	2,974,609
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	862,282	1,155,611
China Metal Recycling Holdings Ltd.(a)(d)	3,000	—
China Minsheng Banking Corp. Ltd., Class A	2,590,599	1,471,939
China Minsheng Banking Corp. Ltd., Class H	9,175,500	4,377,504
China National Building Material Co. Ltd., Class H	4,922,000	2,354,096
China National Nuclear Power Co. Ltd., Class A	2,382,300	3,179,017
China Nonferrous Mining Corp Ltd.	2,919,000	1,924,609
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	669,000	1,924,744
China Oilfield Services Ltd., Class H	2,112,000	1,890,546
China Oriental Group Co. Ltd.(b)	1,786,000	259,858
China Overseas Grand Oceans Group Ltd.	2,132,000	477,892
China Overseas Land & Investment Ltd.	4,548,000	7,248,669
China Overseas Property Holdings Ltd.	2,010,000	1,242,965
China Pacific Insurance Group Co. Ltd., Class A	448,388	1,989,257
China Pacific Insurance Group Co. Ltd., Class H	3,411,800	10,163,010
China Petroleum & Chemical Corp., Class A	3,234,548	2,692,143
China Petroleum & Chemical Corp., Class H	29,182,200	15,959,906
China Power International Development Ltd.	6,806,000	2,540,128
China Railway Group Ltd., Class A	1,377,886	1,117,105
China Railway Group Ltd., Class H	5,806,000	2,811,762
China Renewable Energy Investment Ltd.(a)(d)	4,386	—
China Resources Beer Holdings Co. Ltd.	1,920,500	5,822,474
China Resources Building Materials Technology Holdings Ltd.	2,872,000	556,250
China Resources Gas Group Ltd.	1,114,300	3,782,548
China Resources Land Ltd.	3,877,666	11,803,605
China Resources Medical Holdings Co. Ltd.(b)	2,359,500	1,135,598
China Resources Mixc Lifestyle Services Ltd.(c)	777,400	2,943,639
China Resources Pharmaceutical Group Ltd.(c)	1,673,500	1,125,961
China Resources Power Holdings Co. Ltd.	2,170,000	4,826,174
China Ruyi Holdings Ltd.(a)(b)	10,491,600	3,355,267
China Shenhua Energy Co. Ltd., Class A	606,200	3,313,330
China Shenhua Energy Co. Ltd., Class H	4,036,000	16,275,161
China Shineway Pharmaceutical Group Ltd.	859,000	914,193
China Southern Airlines Co. Ltd., Class A(a)	2,106,600	1,780,897
China State Construction Engineering Corp. Ltd., Class A	3,126,880	2,415,405
China State Construction International Holdings Ltd.	2,108,000	3,094,161
China Taiping Insurance Holdings Co. Ltd.	1,673,368	2,497,905
China Three Gorges Renewables Group Co. Ltd., Class A	3,899,000	2,239,770
China Tourism Group Duty Free Corp. Ltd., Class A	168,192	1,403,365
China Tower Corp. Ltd., Class H(c)	52,164,000	7,513,835
China Traditional Chinese Medicine Holdings Co. Ltd.(a)	4,054,000	993,742
China Travel International Investment Hong Kong Ltd.(b)	4,846,000	629,389
China United Network Communications Ltd., Class A	2,461,300	1,647,000
China Vanke Co. Ltd., Class A(a)	673,992	673,326
China Vanke Co. Ltd., Class H(a)(b)	2,686,000	2,006,533
China Water Affairs Group Ltd.(b)	1,792,000	1,035,978
China Yangtze Power Co. Ltd., Class A	1,803,238	7,118,959
Chinasoft International Ltd.(b)	2,988,000	2,016,271

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Chongqing Changan Automobile Co. Ltd., Class A	842,600	$1,449,553
Chongqing Zhifei Biological Products Co. Ltd., Class A	246,900	816,658
Chow Tai Fook Jewellery Group Ltd.	3,098,600	2,796,463
CIMC Enric Holdings Ltd.(b)	952,000	859,436
CITIC Ltd.	7,063,000	8,001,958
CITIC Securities Co. Ltd., Class A	691,025	2,548,569
CITIC Securities Co. Ltd., Class H	2,073,425	5,649,101
CMOC Group Ltd., Class A	1,253,000	1,247,776
CMOC Group Ltd., Class H	4,962,000	3,665,778
COFCO Joycome Foods Ltd.(a)(b)	6,071,000	1,072,409
Contemporary Amperex Technology Co. Ltd., Class A	332,598	11,762,481
Cosco Shipping Energy Transportation Co. Ltd., Class H	1,944,000	1,776,368
Cosco Shipping Holdings Co. Ltd., Class A	1,007,099	1,970,018
Cosco Shipping Holdings Co. Ltd., Class H	3,821,800	5,735,824
COSCO Shipping Ports Ltd.	2,922,000	1,690,578
Country Garden Services Holdings Co. Ltd.(b)	2,701,000	1,761,082
CRRC Corp. Ltd., Class A	2,255,900	2,300,493
CRRC Corp. Ltd., Class H	4,924,000	3,117,590
CSC Financial Co. Ltd., Class A	648,900	2,113,698
CSPC Pharmaceutical Group Ltd.	10,349,440	5,966,229
Daqin Railway Co. Ltd., Class A	1,563,000	1,423,065
Daqo New Energy Corp., ADR(a)(b)	71,463	1,279,902
Digital China Holdings Ltd.(b)	1,665,000	619,068
Dongyue Group Ltd.(b)	2,149,000	2,292,967
East Buy Holding Ltd.(a)(b)(c)	609,000	1,285,338
East Money Information Co. Ltd., Class A	1,210,716	3,810,728
ENN Energy Holdings Ltd.	958,300	6,523,198
Eoptolink Technology Inc. Ltd., Class A	62,200	1,070,293
Eve Energy Co. Ltd., Class A	215,943	1,260,144
Far East Horizon Ltd.	2,176,000	1,604,691
FIH Mobile Ltd. (a)	9,574,000	986,653
Focus Media Information Technology Co. Ltd., Class A	2,396,400	2,165,051
Foshan Haitian Flavouring & Food Co. Ltd., Class A	366,002	2,059,973
Fosun International Ltd.	3,061,500	1,674,079
Founder Securities Co. Ltd., Class A	1,229,400	1,315,722
Foxconn Industrial Internet Co. Ltd., Class A	1,058,300	3,115,818
Fu Shou Yuan International Group Ltd.	2,319,000	1,277,848
Fufeng Group Ltd.	1,925,000	1,287,539
Fuyao Glass Industry Group Co. Ltd., Class A	224,800	1,836,130
Fuyao Glass Industry Group Co. Ltd., Class H(c)	728,000	4,905,094
Ganfeng Lithium Group Co. Ltd., Class A	500,380	2,268,535
GCL Technology Holdings Ltd.(a)(b)	26,703,000	4,215,242
GD Power Development Co. Ltd., Class A	2,461,900	1,414,113
GDS Holdings Ltd., Class A(a)(b)	1,445,588	3,907,932
Geely Automobile Holdings Ltd.	7,466,000	13,822,527
Genertec Universal Medical Group Co. Ltd.(c)	2,245,000	1,387,202
Genscript Biotech Corp.(a)	1,694,000	2,330,614
GF Securities Co. Ltd., Class A	1,221,100	2,589,728
Giant Biogene Holding Co. Ltd.(c)	465,800	3,458,754
GigaDevice Semiconductor Inc., Class A(a)	105,580	1,845,229
GoerTek Inc., Class A	416,900	1,583,957
Goldwind Science & Technology Co. Ltd., Class A	614,400	807,987
Great Wall Motor Co. Ltd., Class H	3,334,000	5,448,463
Gree Electric Appliances Inc. of Zhuhai, Class A	332,800	2,047,530
Greentown China Holdings Ltd.(b)	1,272,500	1,410,658
Security	Shares	Value
China (continued)
Greentown Service Group Co. Ltd.	1,724,000	$803,463
Guangdong Haid Group Co. Ltd., Class A	315,900	2,149,819
Guangdong Investment Ltd.	4,368,000	3,306,708
Guangzhou Tinci Materials Technology Co. Ltd., Class A	321,000	805,501
Guotai Junan Securities Co. Ltd., Class A	1,218,094	2,960,616
Gushengtang Holdings Ltd.(b)	402,300	1,412,238
H World Group Ltd., ADR	268,503	8,629,686
Haichang Ocean Park Holdings Ltd.(a)(b)(c)	28,490,000	2,053,902
Haidilao International Holding Ltd.(c)	1,887,000	3,540,045
Haier Smart Home Co. Ltd., Class A	730,800	2,778,625
Haier Smart Home Co. Ltd., Class A	2,807,200	9,284,978
Haitian International Holdings Ltd.	809,000	2,150,773
Haitong Securities Co. Ltd., Class A	1,077,251	1,561,360
Haitong Securities Co. Ltd., Class H	3,077,600	2,693,254
Hangzhou First Applied Material Co. Ltd., Class A	284,984	568,784
Hangzhou Tigermed Consulting Co. Ltd., Class A	235,300	1,579,981
Hansoh Pharmaceutical Group Co. Ltd.(c)	1,362,000	3,134,573
Harbin Electric Co. Ltd., Class H	1,504,000	613,815
Hello Group Inc., ADR	219,114	1,575,430
Henan Shuanghui Investment & Development Co. Ltd., Class A	588,741	2,121,951
Hengan International Group Co. Ltd.	727,000	1,990,254
Hengli Petrochemical Co. Ltd., Class A	1,102,300	2,260,271
Hisense Home Appliances Group Co. Ltd., Class A	201,400	876,939
Hisense Home Appliances Group Co. Ltd., Class H	331,136	1,153,866
Hithink RoyalFlush Information Network Co. Ltd., Class A	57,000	2,198,197
Hopson Development Holdings Ltd.(a)(b)	1,327,952	509,159
Hua Hong Semiconductor Ltd.(b)(c)	1,035,000	3,067,125
Huabao International Holdings Ltd.(b)	1,022,000	275,440
Huadong Medicine Co. Ltd., Class A	222,700	1,061,938
Hualan Biological Engineering Inc., Class A	325,600	704,991
Huaneng Power International Inc., Class H	5,746,000	3,015,072
Huatai Securities Co. Ltd., Class A	404,900	943,502
Huatai Securities Co. Ltd., Class H(c)	1,727,800	2,975,404
Huaxia Bank Co. Ltd., Class A	1,548,531	1,609,693
Hundsun Technologies Inc., Class A	320,648	1,143,606
HUTCHMED China Ltd.(a)	796,345	2,142,604
HUYA Inc., ADR	160,923	563,231
Hygeia Healthcare Holdings Co. Ltd.(a)(b)(c)	643,600	1,054,264
Hygon Information Technology Co. Ltd., Class A, NVS	183,979	3,245,332
IEIT Systems Co. Ltd., Class A	214,800	1,529,016
Iflytek Co. Ltd., Class A	292,800	2,035,747
Imeik Technology Development Co. Ltd., Class A	48,720	1,138,670
Industrial & Commercial Bank of China Ltd., Class A	4,735,541	4,415,621
Industrial & Commercial Bank of China Ltd., Class H	86,992,000	59,213,363
Industrial Bank Co. Ltd., Class A	1,346,998	3,747,300
INESA Intelligent Tech Inc., Class B	246,730	157,817
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	8,820,800	2,147,418
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	686,200	2,622,414
Inner Mongolia Yitai Coal Co. Ltd., Class B	1,659,384	3,446,527
Innovent Biologics Inc.(a)(b)(c)	1,527,000	6,498,227
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
iQIYI Inc., ADR(a)(b)	628,562	$1,363,980
JA Solar Technology Co. Ltd., Class A	358,876	610,876
JD Health International Inc.(a)(c)	1,368,300	5,665,773
JD Logistics Inc.(a)(c)	2,532,500	4,360,904
JD.com Inc., Class A	3,071,490	62,476,624
Jiangsu Eastern Shenghong Co. Ltd., Class A	912,507	1,069,684
Jiangsu Expressway Co. Ltd., Class H	1,474,000	1,628,761
Jiangsu Hengli Hydraulic Co. Ltd., Class A	191,996	1,631,555
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	401,659	2,456,999
Jiangsu King's Luck Brewery JSC Ltd., Class A	171,200	1,020,899
Jiangsu Yanghe Distillery Co. Ltd., Class A	145,500	1,563,594
Jiangxi Copper Co. Ltd., Class A	232,700	676,036
Jiangxi Copper Co. Ltd., Class H	1,142,000	1,812,537
JinkoSolar Holding Co. Ltd., ADR	60,693	1,260,594
Jinxin Fertility Group Ltd.(b)(c)	3,448,000	1,076,835
Jiumaojiu International Holdings Ltd.(b)(c)	1,043,000	353,468
JOYY Inc., ADR(a)	62,668	2,716,658
Kanzhun Ltd., ADR(a)	357,937	5,157,872
KE Holdings Inc., ADR	819,644	14,286,395
Keymed Biosciences Inc.(a)(c)	262,000	997,617
Kingboard Holdings Ltd.	829,000	2,112,481
Kingboard Laminates Holdings Ltd.	1,595,000	1,599,602
Kingdee International Software Group Co. Ltd.(a)(b)	3,477,000	4,614,488
Kingsoft Cloud Holdings Ltd.(a)	3,046,730	2,523,511
Kingsoft Corp. Ltd.	1,135,400	5,739,925
Kuaishou Technology(a)(c)	3,324,500	18,193,767
Kunlun Energy Co. Ltd.	4,178,000	3,989,289
Kweichow Moutai Co. Ltd., Class A	88,930	17,525,372
Lee & Man Paper Manufacturing Ltd.	1,583,000	455,924
Legend Biotech Corp., ADR(a)	91,217	3,475,368
Lenovo Group Ltd.	9,724,000	11,727,616
Li Auto Inc., Class A(a)	1,526,418	17,965,818
Li Ning Co. Ltd.	2,894,500	5,985,589
Lifetech Scientific Corp. (a)(b)	6,158,000	1,028,997
Lingyi iTech Guangdong Co., Class A	1,229,500	1,434,262
LK Technology Holdings Ltd.(b)	810,000	290,011
Longfor Group Holdings Ltd.(c)	2,347,000	2,983,248
LONGi Green Energy Technology Co. Ltd., Class A	655,260	1,333,156
Lonking Holdings Ltd.	3,625,000	787,911
Lufax Holding Ltd., ADR	234,004	540,549
Luxshare Precision Industry Co. Ltd., Class A	575,531	3,181,314
Luye Pharma Group Ltd. (a)(b)(c)	2,912,500	779,479
Luzhou Laojiao Co. Ltd., Class A	116,900	1,856,744
Mango Excellent Media Co. Ltd., Class A	241,897	921,353
Maoyan Entertainment(a)(b)(c)	1,036,600	1,152,135
Meitu Inc.(b)(c)	4,559,500	2,464,561
Meituan, Class B(a)(c)	6,193,190	117,872,208
MH Development Ltd.(a)(d)	264,000	—
Microport Scientific Corp.(a)(b)	1,753,000	1,463,946
Midea Group Co. Ltd.(a)(b)	406,100	3,948,083
Midea Group Co. Ltd., Class A	216,700	2,193,140
Ming Yuan Cloud Group Holdings Ltd.	1,126,000	381,483
MINISO Group Holding Ltd.(b)	596,592	3,436,980
Minth Group Ltd.(a)	1,060,000	2,117,100
MMG Ltd.(a)	6,549,200	2,156,841
Montage Technology Co. Ltd., Class A	172,600	1,612,440
Muyuan Foods Co. Ltd., Class A	490,410	2,502,558
NARI Technology Co. Ltd., Class A	936,833	2,960,681
NAURA Technology Group Co. Ltd., Class A	60,100	3,109,951
Security	Shares	Value
China (continued)
NetDragon Websoft Holdings Ltd.	629,000	$819,607
NetEase Inc.	2,411,025	49,559,059
New China Life Insurance Co. Ltd., Class A	299,501	1,961,498
New China Life Insurance Co. Ltd., Class H	817,700	2,559,090
New Hope Liuhe Co. Ltd., Class A(a)	820,000	976,077
New Horizon Health Ltd.(a)(b)(c)(d)	605,000	878,318
New Oriental Education & Technology Group Inc.	1,850,350	9,013,272
Nexteer Automotive Group Ltd.(b)	1,630,000	755,316
Nine Dragons Paper Holdings Ltd.(a)	1,749,000	710,914
Ningbo Tuopu Group Co. Ltd., Class A	290,870	2,616,243
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,251,700	3,001,597
NIO Inc., Class A(a)(b)	1,792,419	7,756,238
Noah Holdings Ltd., ADR	60,142	636,302
Nongfu Spring Co. Ltd., Class H(c)	2,515,600	11,867,830
Orient Overseas International Ltd.	213,000	2,851,480
PDD Holdings Inc., ADR(a)	863,671	96,653,422
People's Insurance Co. Group of China Ltd. (The), Class H	14,366,000	7,352,251
PetroChina Co. Ltd., Class A	1,688,000	1,911,462
PetroChina Co. Ltd., Class H	25,610,000	19,579,898
PICC Property & Casualty Co. Ltd., Class H	8,176,520	13,284,635
Ping An Bank Co. Ltd., Class A	1,525,100	2,395,950
Ping An Healthcare and Technology Co. Ltd.(b)(c)	3,010,100	2,377,102
Ping An Insurance Group Co. of China Ltd., Class A	796,863	5,565,092
Ping An Insurance Group Co. of China Ltd., Class H	8,240,500	46,399,644
Poly Developments and Holdings Group Co. Ltd., Class A	950,136	1,085,567
Poly Property Group Co. Ltd.	3,035,000	571,408
Pop Mart International Group Ltd.(c)	729,400	8,846,384
Postal Savings Bank of China Co. Ltd., Class A	2,086,100	1,545,114
Postal Savings Bank of China Co. Ltd., Class H(c)	10,282,000	6,138,204
Power Construction Corp. of China Ltd., Class A	1,419,000	987,404
Q Technology Group Co. Ltd.(a)	1,219,000	1,219,819
Qifu Technology Inc.	171,702	6,850,910
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	1,019,000	2,308,168
RLX Technology Inc., ADR	723,211	1,605,528
Rongsheng Petrochemical Co. Ltd., Class A	1,152,800	1,393,862
SAIC Motor Corp. Ltd., Class A	1,239,152	2,909,720
Sailun Group Co. Ltd., Class A	568,600	1,192,439
Sany Heavy Equipment International Holdings Co. Ltd.	2,174,000	1,411,378
Sany Heavy Industry Co. Ltd., Class A	986,900	2,175,724
SDIC Power Holdings Co. Ltd., Class A	898,000	1,766,267
Seazen Group Ltd.(a)(b)	3,074,000	683,114
Seres Group Co. Ltd., Class A, NVS	172,800	3,153,746
SF Holding Co. Ltd., Class A	453,200	2,441,636
Shaanxi Coal Industry Co. Ltd., Class A	882,700	2,623,217
Shandong Gold Mining Co. Ltd., Class A	350,828	1,179,433
Shandong Gold Mining Co. Ltd., Class H(c)	854,000	1,481,787
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,836,400	1,769,133
Shanghai Baosight Software Co. Ltd., Class A	287,224	1,139,568
Shanghai Baosight Software Co. Ltd., Class B	877,144	1,404,610
Shanghai Industrial Holdings Ltd.	668,000	971,407
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,379,600	2,191,916
Shanghai Pudong Development Bank Co. Ltd., Class A	2,585,199	3,771,189

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Shanghai United Imaging Healthcare Co. Ltd., Class A, NVS	83,967	$1,431,746
Shanxi Coking Coal Energy Group Co. Ltd., Class A	787,000	797,540
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	391,900	674,333
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	93,440	2,209,327
Shengyi Technology Co. Ltd., Class A	439,800	1,801,517
Shennan Circuits Co. Ltd., Class A	91,300	1,637,890
Shenwan Hongyuan Group Co. Ltd., Class A	3,739,833	2,568,515
Shenzhen Inovance Technology Co. Ltd., Class A	238,250	1,967,590
Shenzhen International Holdings Ltd.(b)	1,879,000	1,680,801
Shenzhen Investment Ltd.	7,978,000	831,306
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	93,800	2,992,220
Shenzhen Transsion Holdings Co. Ltd., Class A	139,329	1,916,860
Shenzhou International Group Holdings Ltd.	1,059,700	7,983,615
Shougang Fushan Resources Group Ltd.(b)	5,848,000	1,790,719
Shui On Land Ltd.(b)	11,353,000	949,356
Sichuan Chuantou Energy Co. Ltd., Class A	647,659	1,406,448
Sichuan Road & Bridge Group Co. Ltd., Class A	1,349,600	1,326,035
Sihuan Pharmaceutical Holdings Group Ltd.	7,525,000	573,445
Sino Biopharmaceutical Ltd.	12,129,000	4,409,253
Sinofert Holdings Ltd.	6,252,000	901,342
Sinopec Engineering Group Co. Ltd., Class H	2,518,000	2,015,146
Sinopec Kantons Holdings Ltd.(b)	2,400,000	1,352,173
Sinopharm Group Co. Ltd., Class H	1,775,600	4,695,998
Sinotruk Hong Kong Ltd.	906,000	2,640,472
Skyworth Group Ltd.(b)	2,624,000	906,389
Smoore International Holdings Ltd.(b)(c)	2,317,000	3,750,970
SOHO China Ltd.(a)	3,728,500	312,135
SooChow Securities Co. Ltd., Class A	1,928,964	1,988,260
SSY Group Ltd.(b)	2,424,000	985,415
Sunac China Holdings Ltd.(a)(b)	7,510,000	1,535,661
Sunac Services Holdings Ltd.(c)	1,560,000	313,503
Sungrow Power Supply Co. Ltd., Class A	209,160	2,062,574
Sunny Optical Technology Group Co. Ltd.	930,200	8,372,226
Suzhou TFC Optical Communication Co. Ltd., Class A	140,500	1,936,414
TAL Education Group, ADR(a)	550,092	6,727,625
TCL Technology Group Corp., Class A	3,412,460	2,344,994
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	537,875	612,234
Tencent Holdings Ltd.	8,084,200	425,351,656
Tencent Music Entertainment Group, ADR	977,022	11,704,724
Tianneng Power International Ltd.(b)	1,432,000	1,374,679
Tianqi Lithium Corp., Class A	195,000	817,189
Tingyi Cayman Islands Holding Corp.	2,012,000	3,067,578
Tong Ren Tang Technologies Co. Ltd., Class H(b)	1,590,000	998,171
Tongcheng Travel Holdings Ltd.	1,569,200	3,955,722
Tongwei Co. Ltd., Class A	420,400	1,173,074
Topsports International Holdings Ltd.(c)	1,969,000	728,376
Towngas Smart Energy Co. Ltd.	2,091,000	812,160
TravelSky Technology Ltd., Class H	1,265,000	1,558,773
Trina Solar Co. Ltd., Class A	182,178	428,088
Trip.com Group Ltd.(a)	770,638	54,125,049
Tsingtao Brewery Co. Ltd., Class H	784,000	4,815,178
Unigroup Guoxin Microelectronics Co. Ltd., Class A	135,517	1,098,760
Unisplendour Corp. Ltd., Class A	322,840	1,120,015
Security	Shares	Value
China (continued)
Untradelumena Newmat, NVS(a)(d)	3,800	$—
Venus MedTech Hangzhou Inc., Class H(a)(b)(c)(d)	587,500	317,806
Vipshop Holdings Ltd., ADR	442,277	6,355,520
Vnet Group Inc., ADR(a)	121,075	843,893
Wanhua Chemical Group Co. Ltd., Class A	271,687	2,551,276
Want Want China Holdings Ltd.	5,870,000	3,587,387
Weibo Corp., ADR	117,468	1,153,536
Weichai Power Co. Ltd., Class A	835,100	1,648,698
Weichai Power Co. Ltd., Class H	2,213,000	3,851,056
Weimob Inc.(a)(b)(c)	8,664,000	2,575,689
Wens Foodstuff Group Co. Ltd., Class A	872,157	1,927,589
West China Cement Ltd.(b)	5,004,000	945,842
Will Semiconductor Co. Ltd. Shanghai, Class A	145,830	2,111,865
Wingtech Technology Co. Ltd., Class A	201,600	929,138
Wuliangye Yibin Co. Ltd., Class A	283,374	4,956,973
WuXi AppTec Co. Ltd., Class A	138,961	1,054,303
WuXi AppTec Co. Ltd., Class H(c)	415,250	2,955,494
Wuxi Biologics Cayman Inc.(a)(b)(c)	4,390,000	10,508,391
XCMG Construction Machinery Co. Ltd., Class A	1,659,100	1,735,182
XD Inc.(a)	598,800	1,966,494
Xiaomi Corp., Class B(a)(c)	19,161,800	96,040,009
Xinyi Solar Holdings Ltd.	6,173,600	2,545,211
XPeng Inc., Class A(a)	1,543,106	11,727,379
Xtep International Holdings Ltd.(b)	1,731,000	1,337,544
Yadea Group Holdings Ltd.(b)(c)	1,728,000	2,869,646
Yankuang Energy Group Co. Ltd., Class A	330,525	608,132
Yankuang Energy Group Co. Ltd., Class H	3,966,100	4,195,390
Yeahka Ltd.(a)(b)	344,400	362,487
Yihai International Holding Ltd.(b)	881,000	1,519,750
Yonyou Network Technology Co. Ltd., Class A(a)	1,361,000	2,042,558
Yuexiu Property Co. Ltd.(b)	2,055,616	1,287,485
Yuexiu REIT(b)	3,430,448	392,881
Yuexiu Transport Infrastructure Ltd.	1,722,000	814,359
Yum China Holdings Inc.	482,580	22,319,325
Yunnan Baiyao Group Co. Ltd., Class A	348,832	2,766,009
Yunnan Energy New Material Co. Ltd., Class A	187,400	742,541
Zai Lab Ltd.(a)	1,367,120	3,712,496
Zangge Mining Co. Ltd., Class A	575,800	2,429,421
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	81,100	2,250,339
Zhaojin Mining Industry Co. Ltd., Class H(b)	1,827,500	2,897,995
Zhejiang Expressway Co. Ltd., Class H	3,400,320	2,447,146
Zhejiang Huayou Cobalt Co. Ltd., Class A	235,840	945,292
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	278,200	1,166,372
Zhejiang Juhua Co. Ltd., Class A	304,600	1,073,848
Zhejiang Leapmotor Technology Co. Ltd.(a)(c)	726,700	3,035,489
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	1,078,800	1,676,768
Zhongji Innolight Co. Ltd., Class A	94,640	1,486,627
Zhongsheng Group Holdings Ltd.	1,181,500	1,868,524
Zhuzhou CRRC Times Electric Co. Ltd., Class H	701,000	2,702,065
Zijin Mining Group Co. Ltd., Class A	2,226,100	4,993,019
Zijin Mining Group Co. Ltd., Class H	6,426,000	12,147,942
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,313,900	1,316,038
ZTE Corp., Class A	269,000	1,472,623
ZTE Corp., Class H	748,640	2,617,256
ZTO Express Cayman Inc.	539,746	10,333,813
		2,852,599,852
Colombia — 0.0%
Bancolombia SA	283,672	2,907,554
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Colombia (continued)
Interconexion Electrica SA ESP	593,404	$2,607,873
		5,515,427
Czech Republic — 0.0%
CEZ AS	215,955	9,463,635
Komercni Banka AS	112,652	4,132,422
		13,596,057
Denmark — 1.7%
ALK-Abello A/S(a)	194,418	4,377,885
Alm Brand A/S	1,619,113	3,373,825
Ambu A/S, Class B	223,019	4,151,305
AP Moller - Maersk A/S, Class A	3,416	4,943,447
AP Moller - Maersk A/S, Class B, NVS	5,966	8,811,053
Bavarian Nordic A/S(a)(b)	111,810	3,070,644
Carlsberg A/S, Class B	116,091	12,159,499
Chemometec A/S	26,056	2,018,197
Coloplast A/S, Class B	161,383	18,586,082
D/S Norden A/S	39,097	1,111,610
Danske Bank A/S	821,685	24,533,528
Demant A/S(a)	121,011	4,858,431
DFDS A/S(b)	57,323	851,990
DSV A/S(b)	255,767	50,952,414
FLSmidth & Co. A/S	63,459	3,294,197
Genmab A/S(a)	73,977	14,540,694
GN Store Nord A/S(a)	188,121	3,852,711
H Lundbeck A/S	329,782	2,020,879
H Lundbeck A/S, Class A	100,464	502,089
ISS A/S(b)	180,063	3,403,000
Jyske Bank A/S, Registered	58,477	4,229,345
Matas A/S	104,128	1,999,959
Netcompany Group A/S(a)(b)(c)	57,883	2,355,192
Nilfisk Holding A/S(a)	37,133	582,292
NKT A/S(a)	67,623	4,520,595
Novo Nordisk A/S, Class B	3,995,515	337,319,768
Novonesis (Novozymes) B, Class B	455,525	26,116,628
Orsted A/S(a)(c)	208,303	8,032,275
Pandora A/S	107,304	20,529,211
Per Aarsleff Holding A/S	27,720	1,786,137
Ringkjoebing Landbobank A/S	36,161	5,898,153
Rockwool A/S, Class B	10,610	3,757,162
Royal Unibrew A/S	63,959	4,421,256
Scandinavian Tobacco Group A/S(c)	91,169	1,310,508
Schouw & Co. A/S	23,683	1,839,757
Spar Nord Bank A/S	127,347	3,682,340
Svitzer Group A/S, NVS(a)	16,588	488,077
Sydbank A/S	94,446	5,018,178
TORM PLC, Class A	79,031	1,573,276
Tryg A/S	391,365	7,928,486
Vestas Wind Systems A/S(a)	1,214,139	16,700,034
Zealand Pharma A/S(a)	82,333	8,366,378
		639,868,487
Egypt — 0.0%
Commercial International Bank - Egypt (CIB)	2,797,271	4,243,521
Eastern Co. SAE	1,786,720	1,036,176
EFG Holding S.A.E.(a)	2,596,088	1,106,038
Talaat Moustafa Group	1,119,440	1,218,391
		7,604,126
Finland — 0.6%
Cargotec OYJ, Class B	56,618	2,815,460
Citycon OYJ(b)	138,079	488,908
Elisa OYJ	163,044	7,026,155
Finnair OYJ(a)(b)	8,279	21,337
Security	Shares	Value
Finland (continued)
Fortum OYJ	500,772	$7,275,968
Huhtamaki OYJ	124,786	4,607,393
Kalmar OYJ, Class B(a)	56,717	1,906,763
Kemira OYJ	180,992	3,995,558
Kesko OYJ, Class B	334,898	6,423,822
Kojamo OYJ(a)	271,950	2,825,359
Kone OYJ, Class B	408,818	21,160,802
Konecranes OYJ	89,314	5,373,056
Mandatum OYJ	652,681	3,226,344
Metsa Board OYJ, Class B	318,728	1,593,524
Metso OYJ	776,182	7,704,165
Neste OYJ	511,737	6,484,364
Nokia OYJ	6,531,676	30,799,760
Nokian Renkaat OYJ	233,200	1,940,811
Nordea Bank Abp	3,832,991	45,589,796
Orion OYJ, Class B	133,054	7,224,504
Outokumpu OYJ(b)	554,915	1,775,775
QT Group OYJ(a)(b)	30,244	2,478,261
Revenio Group OYJ	46,869	1,504,362
Sampo OYJ, Class A	500,640	20,666,564
Sampo OYJ, Class A(a)	74,792	3,090,502
Stora Enso OYJ, Class R	698,965	7,741,218
TietoEVRY OYJ	100,543	1,938,247
Tokmanni Group Corp.	85,949	1,245,403
UPM-Kymmene OYJ	625,687	18,451,443
Valmet OYJ	191,030	5,208,276
Wartsila OYJ Abp	619,539	11,703,209
YIT OYJ(a)	310,357	816,502
		245,103,611
France — 6.5%
Accor SA	231,396	11,896,000
Aeroports de Paris SA	35,928	4,094,063
Air France-KLM, NVS(a)(b)	162,747	1,346,928
Air Liquide SA	718,748	125,552,209
Airbus SE	735,850	127,281,021
Alstom SA(a)	423,804	8,388,304
Alten SA	38,974	3,585,007
Amundi SA(c)	59,626	4,197,419
Aperam SA	68,421	1,888,214
ArcelorMittal SA	575,488	14,344,111
Arkema SA	79,863	6,365,063
AXA SA	2,223,314	84,346,204
Beneteau SACA	64,517	615,059
BioMerieux	50,795	6,164,996
BNP Paribas SA	1,266,545	86,517,273
Bollore SE	1,146,390	6,772,872
Bouygues SA	238,421	7,578,540
Bureau Veritas SA	392,074	12,252,957
Canal+ SA, NVS(a)	1,281,567	2,919,814
Capgemini SE	195,019	35,438,136
Carrefour SA	665,958	9,488,160
Cie de Saint-Gobain SA	582,134	54,588,684
Cie Generale des Etablissements Michelin SCA	854,907	29,731,105
Coface SA	199,424	3,215,664
Covivio SA/France	62,053	3,297,697
Credit Agricole SA	1,289,267	19,409,127
Danone SA	807,818	56,583,562
Dassault Aviation SA	28,021	6,323,016
Dassault Systemes SE	811,361	31,677,010
Derichebourg SA	184,299	1,027,405
Edenred SE	313,702	10,822,789
Eiffage SA	87,932	7,855,571

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Elior Group SA(a)(b)(c)	247,016	$668,565
Elis SA	243,810	4,991,257
Engie SA	2,242,139	37,012,966
Eramet SA	15,724	877,826
EssilorLuxottica SA	369,279	101,351,815
Eurazeo SE	51,585	4,258,505
Eurofins Scientific SE	163,404	8,766,654
Euronext NV(c)	106,719	12,395,102
Eutelsat Communications SACA(a)(b)	200,798	360,373
Fnac Darty SA	31,133	952,773
Forvia SE	228,547	2,398,685
Gaztransport Et Technigaz SA	43,915	6,708,487
Gecina SA	52,195	5,095,562
Getlink SE	479,099	7,664,306
Hermes International SCA	39,806	111,960,709
ICADE	36,470	857,522
ID Logistics Group SACA(a)	4,957	2,073,444
Imerys SA	46,809	1,290,171
Interparfums SA	34,575	1,575,787
Ipsen SA	45,487	5,614,982
IPSOS SA	63,805	3,019,181
JCDecaux SE(a)	95,355	1,596,714
Kaufman & Broad SA	32,413	1,115,194
Kering SA	94,006	24,609,668
Klepierre SA	264,397	7,871,444
La Francaise des Jeux SAEM(c)	115,657	4,394,704
Legrand SA	331,863	33,834,372
LISI SA	19,383	551,374
L'Oreal SA	295,001	109,454,865
Louis Hachette Group, NVS(a)	1,082,535	1,447,800
LVMH Moet Hennessy Louis Vuitton SE	341,073	249,462,269
Mercialys SA	170,044	1,866,638
Mersen SA	46,033	1,040,028
Metropole Television SA	42,807	550,638
Neoen SA(c)	97,830	4,037,228
Nexans SA	36,805	3,591,253
Nexity SA(a)(b)	79,541	1,065,452
Opmobility	113,891	1,288,817
Orange SA	2,261,332	24,319,505
Orpea SA, NVS(a)(b)	94,853	624,845
Pernod Ricard SA	253,002	28,895,170
Pluxee NV, NVS	106,497	2,473,251
Publicis Groupe SA	280,663	29,849,046
Quadient SA	67,509	1,277,379
Remy Cointreau SA	25,863	1,482,360
Renault SA	234,054	12,015,800
Rexel SA	319,012	8,445,488
Rubis SCA	107,995	2,822,580
Safran SA	453,228	112,353,530
Sanofi SA	1,419,735	154,299,694
Sartorius Stedim Biotech	37,179	8,572,691
Schneider Electric SE	680,087	172,486,824
SCOR SE	179,641	4,589,480
SEB SA	28,982	2,757,348
SES SA, Class A	453,263	1,472,629
Societe BIC SA	40,337	2,661,381
Societe Generale SA	897,289	29,045,277
Sodexo SA	106,635	7,876,371
SOITEC(a)	31,942	2,784,405
Sopra Steria Group SACA	20,373	3,787,586
SPIE SA	154,499	5,149,054
STMicroelectronics NV	848,652	18,959,691
Security	Shares	Value
France (continued)
Technip Energies NV	166,529	$4,717,798
Teleperformance SE	68,713	6,434,403
Television Francaise 1 SA	110,482	871,197
Thales SA	115,367	18,675,056
TotalEnergies SE	2,680,080	155,262,796
Trigano SA	13,336	1,827,549
Ubisoft Entertainment SA(a)	142,227	1,641,066
Unibail-Rodamco-Westfield, New	153,336	12,838,298
Valeo SE	261,251	2,912,128
Vallourec SACA(a)	205,681	3,906,796
Valneva SE(a)(b)	168,590	475,839
Veolia Environnement SA	853,014	24,339,799
Verallia SA(c)	75,338	2,318,908
Vicat SACA	28,423	1,185,403
Vinci SA	632,263	68,418,998
Virbac SACA	6,787	2,278,256
Vivendi SE	1,267,993	3,583,970
VusionGroup(b)	11,585	1,983,824
Wendel SE	29,452	2,910,554
Worldline SA/France(a)(b)(c)	307,231	2,718,796
		2,511,539,929
Germany — 5.3%
adidas AG	204,399	53,891,816
Aixtron SE	146,321	2,032,941
Allianz SE, Registered	485,852	158,419,997
Amadeus Fire AG	11,383	929,440
Aroundtown SA(a)	1,085,595	3,221,314
Aurubis AG(b)	38,170	2,995,348
Auto1 Group SE(a)(c)	173,386	3,350,976
BASF SE	1,091,467	52,584,378
Bayer AG, Registered	1,233,721	27,606,519
Bayerische Motoren Werke AG	356,059	28,915,407
BayWa AG(a)(b)	24,934	233,316
Bechtle AG	83,624	2,806,741
Befesa SA(c)	53,491	1,159,934
Beiersdorf AG	120,493	16,118,828
Bilfinger SE	60,789	3,126,689
Brenntag SE	159,246	10,019,752
CANCOM SE	51,561	1,353,948
Carl Zeiss Meditec AG, Bearer	51,624	3,144,889
Ceconomy AG(a)	302,316	934,577
Commerzbank AG	1,199,900	23,168,929
CompuGroup Medical SE & Co. KgaA	38,675	924,833
Continental AG	133,280	9,472,626
Covestro AG, NVS(a)	243,499	14,979,533
CTS Eventim AG & Co. KGaA	81,936	7,989,690
Daimler Truck Holding AG	624,645	27,507,765
Delivery Hero SE, Class A(a)(b)(c)	236,413	6,109,887
Deutsche Bank AG, Registered	2,375,017	46,485,813
Deutsche Boerse AG	234,454	57,918,993
Deutsche Lufthansa AG, Registered	681,137	4,418,376
Deutsche Pfandbriefbank AG(a)(b)(c)	258,617	1,467,760
Deutsche Post AG, Registered	1,279,839	46,077,802
Deutsche Telekom AG, Registered	4,345,374	145,782,779
Deutz AG(b)	243,123	1,176,043
Duerr AG	75,319	1,855,177
E.ON SE	2,791,462	33,064,346
Eckert & Ziegler SE	34,245	1,934,202
Evonik Industries AG	231,635	4,349,611
Evotec SE(a)(b)	234,085	2,100,565
Fielmann Group AG	49,948	2,268,436
flatexDEGIRO AG	125,430	2,125,038
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Fraport AG Frankfurt Airport Services Worldwide(a)	58,319	$3,474,083
Freenet AG	154,041	4,752,536
Fresenius Medical Care AG & Co. KGaA	255,199	12,676,958
Fresenius SE & Co. KGaA(a)	518,940	19,857,507
GEA Group AG	192,399	10,154,263
Gerresheimer AG	42,234	2,958,082
Grand City Properties SA(a)	115,602	1,334,856
Grenke AG	45,738	795,093
Hamborner REIT AG	231,982	1,546,575
Hannover Rueck SE	69,407	18,287,967
Heidelberg Materials AG	176,042	24,771,924
HelloFresh SE(a)(b)	203,314	2,236,991
Henkel AG & Co. KGaA	137,536	10,624,284
Hensoldt AG	82,184	3,304,370
Hugo Boss AG	77,168	3,615,170
Hypoport SE(a)(b)	6,161	1,367,618
Infineon Technologies AG	1,618,242	53,205,367
Jenoptik AG	88,533	1,985,499
K+S AG, Registered	259,310	3,608,746
KION Group AG	90,013	3,342,564
Kloeckner & Co. SE(b)	66,511	338,285
Knorr-Bremse AG	84,205	6,655,526
Kontron AG(b)	94,030	1,912,776
Krones AG	21,816	2,976,869
Lanxess AG	91,490	2,484,651
LEG Immobilien SE	95,054	7,833,213
Mercedes-Benz Group AG	904,378	55,022,482
Merck KGaA	160,932	24,293,082
METRO AG(b)	262,453	1,048,235
MTU Aero Engines AG	69,881	23,872,258
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	166,639	90,323,711
Nemetschek SE	75,706	9,045,434
Nordex SE(a)	208,714	2,409,574
Norma Group SE	46,416	798,360
Patrizia SE	92,727	774,480
Pfeiffer Vacuum Technology AG	12,160	1,955,963
ProSiebenSat.1 Media SE(b)	175,342	1,007,411
Puma SE	130,809	4,104,813
Rational AG	5,627	5,000,307
Redcare Pharmacy NV(a)(b)(c)	19,522	2,447,703
RENK Group AG(a)	74,504	1,891,781
Rheinmetall AG	55,609	43,477,016
RWE AG	774,961	24,015,072
Salzgitter AG(b)	75,916	1,401,249
SAP SE	1,302,269	358,871,647
Scout24 SE(c)	101,004	9,821,820
SGL Carbon SE(a)	85,209	333,552
Siemens AG, Registered	944,292	202,433,599
Siemens Energy AG(a)	806,289	47,972,010
Siemens Healthineers AG(c)	353,038	20,037,081
Siltronic AG	30,579	1,398,258
Sixt SE(b)	29,664	2,409,002
SMA Solar Technology AG	20,389	285,068
Stabilus SE	37,462	1,237,624
Stroeer SE & Co. KGaA	45,341	2,679,940
Suedzucker AG(b)	103,073	1,134,506
SUESS MicroTec SE	32,265	1,440,867
Symrise AG, Class A	170,329	17,440,674
TAG Immobilien AG(a)	273,023	4,057,521
Takkt AG	36,043	305,485
Security	Shares	Value
Germany (continued)
Talanx AG(a)	77,172	$6,555,050
TeamViewer SE(a)(c)	219,584	2,600,465
thyssenkrupp AG	646,928	3,205,909
TUI AG(a)	580,114	4,907,376
United Internet AG, Registered(e)	112,923	1,893,804
Verbio SE(b)	41,180	391,442
Vonovia SE	946,185	28,946,825
Vossloh AG	24,354	1,198,817
Wacker Chemie AG	24,750	1,696,109
Wacker Neuson SE	49,219	834,721
Zalando SE(a)(c)	284,797	10,613,796
		2,047,718,686
Greece — 0.2%
Alpha Services and Holdings SA	2,529,242	4,653,185
Autohellas Tourist and Trading SA	24,623	278,933
Eurobank Ergasias Services and Holdings SA	3,134,996	7,846,037
FF Group(d)	16,274	—
Hellenic Telecommunications Organization SA	204,814	3,097,044
Jumbo SA	140,277	3,789,616
Metlen Energy & Metals SA	163,137	5,864,225
Motor Oil Hellas Corinth Refineries SA	167,953	3,710,860
National Bank of Greece SA	1,038,908	9,002,739
OPAP SA	298,309	5,117,277
Piraeus Financial Holdings SA	1,348,376	6,100,665
Public Power Corp. SA	288,169	3,930,795
Terna Energy SA(b)	145,607	3,021,055
Titan Cement International SA	45,514	2,153,339
		58,565,770
Hong Kong — 1.2%
AIA Group Ltd.	13,780,200	96,876,789
ASMPT Ltd.	341,200	3,150,738
Bank of East Asia Ltd. (The)	1,515,000	1,917,106
BOC Hong Kong Holdings Ltd.	4,766,000	15,492,993
Brightoil Petroleum Holdings Ltd.(d)	757,750	1
Cafe de Coral Holdings Ltd.(b)	794,000	772,941
CK Asset Holdings Ltd.	2,330,388	9,737,349
CK Hutchison Holdings Ltd.	3,278,388	16,508,945
CK Infrastructure Holdings Ltd.	773,000	5,264,000
CLP Holdings Ltd.	2,083,000	17,319,274
Cowell e Holdings Inc.(a)	584,000	1,928,380
Dah Sing Banking Group Ltd.(b)	743,600	759,576
Dah Sing Financial Holdings Ltd.	254,400	908,168
ESR Group Ltd.(c)	2,463,200	3,787,155
First Pacific Co. Ltd.(b)	3,845,000	2,128,808
Futu Holdings Ltd., ADR	75,696	7,316,018
Galaxy Entertainment Group Ltd.	2,684,000	11,679,610
Guotai Junan International Holdings Ltd.(b)	7,942,000	1,167,581
Hang Lung Properties Ltd.	2,516,000	1,990,258
Hang Seng Bank Ltd.	1,027,300	12,872,662
Health and Happiness H&H International Holdings Ltd.	251,500	264,090
Henderson Land Development Co. Ltd.	1,588,941	4,406,886
HKBN Ltd.	2,090,500	1,416,214
HKT Trust & HKT Ltd., Class SS	4,751,600	5,842,006
Hong Kong & China Gas Co. Ltd.	14,165,566	10,876,169
Hong Kong Exchanges & Clearing Ltd.	1,466,800	57,410,047
Hongkong Land Holdings Ltd.	1,360,200	5,918,800
Hutchison Telecommunications Hong Kong Holdings Ltd.(b)	4,290,000	512,032
Hysan Development Co. Ltd.	1,064,000	1,538,480
Jardine Matheson Holdings Ltd.	185,800	7,484,120

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Johnson Electric Holdings Ltd.	712,250	$944,402
JS Global Lifestyle Co. Ltd.(a)(b)(c)	1,311,500	309,701
Kerry Logistics Network Ltd.	1,072,500	904,314
Kerry Properties Ltd.	1,083,000	2,130,233
Link REIT	3,277,680	13,542,607
Luk Fook Holdings International Ltd.	611,000	1,123,503
Man Wah Holdings Ltd.	2,736,000	1,658,716
Melco International Development Ltd.(a)(b)	1,225,000	681,620
Melco Resorts & Entertainment Ltd., ADR(a)	290,489	1,716,790
MTR Corp. Ltd.	1,910,000	5,987,712
New World Development Co. Ltd.(b)	2,123,416	1,139,399
NWS Holdings Ltd.	2,883,000	2,716,107
Pacific Basin Shipping Ltd.(b)	8,878,000	1,797,000
PAX Global Technology Ltd.	1,371,000	842,810
PCCW Ltd.	5,934,000	3,449,867
Power Assets Holdings Ltd.	1,784,500	11,545,115
Sands China Ltd.(a)	2,994,800	7,199,534
Shangri-La Asia Ltd.(b)	1,304,000	851,828
Sino Land Co. Ltd.	3,716,000	3,563,752
SITC International Holdings Co. Ltd.	1,619,000	3,850,275
SJM Holdings Ltd.(a)	3,794,000	1,192,666
SmarTone Telecommunications Holdings Ltd.	913,500	477,155
Sun Hung Kai Properties Ltd.	1,732,500	15,487,412
Swire Pacific Ltd., Class A	552,500	4,798,294
Techtronic Industries Co. Ltd.	1,716,500	23,085,355
United Energy Group Ltd.(b)	18,740,000	894,673
Vitasoy International Holdings Ltd.	1,234,000	1,419,558
VTech Holdings Ltd.	428,500	2,825,212
WH Group Ltd.(c)	9,576,500	7,470,576
Wharf Holdings Ltd. (The)	1,170,000	2,852,963
Wharf Real Estate Investment Co. Ltd.	1,843,000	4,586,174
Wynn Macau Ltd.	2,023,200	1,479,308
Xinyi Glass Holdings Ltd.(b)	2,123,000	1,965,011
Yue Yuen Industrial Holdings Ltd.	1,193,000	2,542,482
		444,279,320
Hungary — 0.1%
Magyar Telekom Telecommunications PLC	477,539	1,682,693
MOL Hungarian Oil & Gas PLC	494,199	3,610,353
OTP Bank Nyrt	288,027	17,820,060
Richter Gedeon Nyrt	180,064	4,663,397
		27,776,503
India — 5.7%
360 ONE WAM Ltd.	235,584	2,732,688
3M India Ltd.	5,617	1,930,492
Aarti Industries Ltd.	417,943	2,138,345
Aarti Pharmalabs Ltd., NVS	86,518	582,243
Aavas Financiers Ltd.(a)	104,241	2,053,897
ABB India Ltd.	68,801	4,650,597
Adani Enterprises Ltd.	212,139	5,579,353
Adani Green Energy Ltd.(a)	294,890	3,379,585
Adani Ports & Special Economic Zone Ltd.	672,053	8,489,436
Adani Power Ltd.(a)	891,955	5,257,640
Aditya Birla Fashion and Retail Ltd.(a)	822,743	2,590,407
Aditya Birla Real Estate Ltd.	110,847	2,749,182
Aegis Logistics Ltd.	198,088	1,596,858
Affle India Ltd.(a)	144,351	2,500,237
AIA Engineering Ltd.	82,006	3,484,696
Ajanta Pharma Ltd.	66,999	2,078,404
Alkem Laboratories Ltd.	52,187	3,046,176
Amara Raja Energy & Mobility Ltd.	250,475	2,978,413
Amber Enterprises India Ltd.(a)	38,208	2,855,001
Security	Shares	Value
India (continued)
Ambuja Cements Ltd.	933,965	$5,504,594
Angel One Ltd.	68,318	1,840,638
Apar Industries Ltd.	37,133	3,206,832
APL Apollo Tubes Ltd.	253,068	4,397,605
Apollo Hospitals Enterprise Ltd.	137,594	10,791,407
Apollo Tyres Ltd.	557,792	2,802,219
Ashok Leyland Ltd.	2,377,706	5,925,501
Asian Paints Ltd.	511,578	13,553,612
Aster DM Healthcare Ltd.(c)	377,719	2,136,438
Astral Ltd.	240,371	4,176,305
AU Small Finance Bank Ltd.(c)	445,363	3,076,709
Aurobindo Pharma Ltd.	397,007	5,357,473
Avenue Supermarts Ltd.(a)(c)	223,399	9,433,970
Axis Bank Ltd.	2,834,629	32,117,917
Bajaj Auto Ltd.	89,340	9,101,563
Bajaj Finance Ltd.	356,097	32,288,454
Bajaj Finserv Ltd.	535,681	10,695,490
Bajaj Holdings & Investment Ltd.	32,604	4,338,772
Balkrishna Industries Ltd.	134,554	4,293,491
Balrampur Chini Mills Ltd.	387,065	2,170,215
Bandhan Bank Ltd.(c)	1,209,778	2,104,677
Bank of Baroda	1,374,323	3,370,097
Bata India Ltd.	168,501	2,515,541
BEML Ltd., (Acquired 05/31/24, Cost: $1,630,706)(f)	30,687	1,354,941
Bharat Dynamics Ltd.	158,521	2,376,933
Bharat Electronics Ltd.	4,974,475	16,706,481
Bharat Forge Ltd.	416,718	5,870,957
Bharat Heavy Electricals Ltd.	1,284,209	3,064,232
Bharat Petroleum Corp. Ltd.	2,040,083	6,121,099
Bharti Airtel Ltd.	3,242,826	60,655,435
Biocon Ltd.	832,131	3,470,790
Birlasoft Ltd.	423,566	2,601,276
Blue Star Ltd.	165,496	3,459,273
Bosch Ltd.	10,954	3,627,738
Brigade Enterprises Ltd.	193,674	2,604,240
Britannia Industries Ltd.	141,761	8,385,918
BSE Ltd.	90,223	5,494,163
Canara Bank	2,433,882	2,605,148
Carborundum Universal Ltd.	153,702	2,100,753
Castrol India Ltd.	471,977	960,384
Central Depository Services India Ltd.	211,232	3,177,339
CESC Ltd.	1,460,533	2,399,985
CG Power & Industrial Solutions Ltd.	920,694	6,716,476
Cholamandalam Investment and Finance Co. Ltd.	642,321	9,494,393
Cipla Ltd.	670,845	11,431,419
City Union Bank Ltd.	608,566	1,215,566
Coal India Ltd.	2,401,808	10,930,561
Coforge Ltd.	89,987	8,534,233
Colgate-Palmolive India Ltd.	162,159	5,274,797
Computer Age Management Services Ltd.	80,931	3,348,057
Container Corp. of India Ltd.	427,345	3,834,681
Coromandel International Ltd.	177,022	3,690,369
CRISIL Ltd.	22,488	1,410,637
Crompton Greaves Consumer Electricals Ltd.	850,313	3,360,550
Cummins India Ltd.	196,327	6,580,159
Cyient Ltd.	116,394	1,946,305
Dabur India Ltd.	772,551	4,716,071
Data Patterns India Ltd.(a)	53,783	1,362,713
Deepak Nitrite Ltd.	119,204	3,190,530
Delhivery Ltd.(a)	550,927	2,034,025
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Divi's Laboratories Ltd.	148,890	$9,587,852
Dixon Technologies India Ltd.	49,927	8,593,414
DLF Ltd.	931,480	7,971,705
Dr Lal PathLabs Ltd.(c)	79,833	2,623,774
Dr Reddy's Laboratories Ltd.	807,087	11,325,878
Easy Trip Planners Ltd., NVS	8,588,548	1,332,644
Edelweiss Financial Services Ltd.	1,135,047	1,426,930
Eicher Motors Ltd.	186,133	11,135,967
EIH Ltd.	390,631	1,665,141
Elgi Equipments Ltd.	328,709	2,046,582
Emami Ltd.	300,469	2,039,926
Embassy Office Parks REIT	1,058,308	4,516,464
Engineers India Ltd.	552,370	1,084,769
Equinox India Developments Ltd.(a)	1,058,474	1,770,522
Exide Industries Ltd.	803,254	3,462,144
FDC Ltd./India	156,621	847,445
Federal Bank Ltd.	2,859,522	6,152,724
Finolex Cables Ltd.	195,028	2,248,755
Fortis Healthcare Ltd.	830,102	6,111,197
GAIL India Ltd.	3,421,668	6,953,750
GE T&D India Ltd.	127,619	2,617,150
GlaxoSmithKline Pharmaceuticals Ltd.	72,792	1,657,453
Glenmark Pharmaceuticals Ltd.	258,337	4,323,137
Global Health Ltd., NVS(a)	147,234	1,762,389
GMR Airports Infrastructure Ltd.(a)	3,993,827	3,327,686
Godrej Consumer Products Ltd.	516,157	6,660,601
Godrej Industries Ltd.(a)	207,655	2,130,023
Godrej Properties Ltd.(a)	202,384	5,407,013
Granules India Ltd.	315,594	2,023,190
Grasim Industries Ltd.	355,288	10,262,237
Great Eastern Shipping Co. Ltd. (The)	178,733	2,023,331
Gujarat Fluorochemicals Ltd.	46,204	1,902,919
Gujarat Gas Ltd.	295,122	1,651,590
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	243,669	1,554,160
Gujarat State Petronet Ltd.	393,368	1,564,131
Happiest Minds Technologies Ltd.	214,902	1,701,456
Havells India Ltd.	391,355	7,057,779
HBL Power Systems Ltd.	124,993	856,469
HCL Technologies Ltd.	1,247,858	24,763,976
HDFC Asset Management Co. Ltd.(c)	118,681	5,287,065
HDFC Bank Ltd.	7,037,428	137,746,123
HDFC Life Insurance Co. Ltd.(c)	1,241,562	9,117,765
HEG Ltd.	177,780	807,508
Hero MotoCorp Ltd.	168,659	8,420,711
HFCL Ltd.	2,120,251	2,387,003
Hindalco Industries Ltd.	1,832,635	12,517,082
Hindustan Aeronautics Ltd., NVS	261,590	11,831,509
Hindustan Copper Ltd.	555,643	1,523,102
Hindustan Petroleum Corp. Ltd.	1,321,355	5,447,906
Hindustan Unilever Ltd.	1,058,829	30,120,612
ICICI Bank Ltd.	6,517,383	93,788,658
ICICI Lombard General Insurance Co. Ltd.(c)	291,702	6,244,702
ICICI Prudential Life Insurance Co. Ltd.(c)	391,271	2,776,264
IDFC First Bank Ltd.(a)	5,634,374	4,096,680
IIFL Finance Ltd.	353,995	1,450,827
IndiaMART Intermesh Ltd.(c)	70,699	1,681,524
Indian Energy Exchange Ltd.(c)	1,000,953	2,007,711
Indian Hotels Co. Ltd., Class A	1,204,696	10,595,711
Indian Oil Corp. Ltd.	3,504,720	5,176,062
Indian Railway Catering & Tourism Corp. Ltd.	418,951	3,961,090
Indraprastha Gas Ltd.	1,132,832	2,627,868
Security	Shares	Value
India (continued)
Indus Towers Ltd.(a)	1,620,097	$6,465,633
IndusInd Bank Ltd.	356,562	4,066,599
Info Edge India Ltd.	106,969	9,499,153
Infosys Ltd.	4,139,343	90,069,257
Inox Wind Ltd.(a)	1,030,476	1,987,496
Intellect Design Arena Ltd.	112,147	1,045,178
InterGlobe Aviation Ltd.(a)(c)	256,530	12,739,058
Ipca Laboratories Ltd.	237,864	3,953,172
IRB Infrastructure Developers Ltd., NVS	3,012,386	1,980,889
IRCON International Ltd.(c)	867,569	2,203,544
ITC Hotels Ltd.(a)	381,034	716,834
ITC Ltd.	3,810,347	19,631,462
Jaiprakash Power Ventures Ltd.(a)	5,178,584	972,207
JB Chemicals & Pharmaceuticals Ltd., NVS	122,423	2,488,401
Jindal Saw Ltd.	479,526	1,380,288
Jindal Stainless Ltd.	398,857	2,996,431
Jindal Steel & Power Ltd.	490,148	4,452,791
Jio Financial Services Ltd., NVS(a)	3,918,258	10,882,992
JK Cement Ltd.	67,568	3,761,635
JSW Energy Ltd.	590,326	3,451,593
JSW Steel Ltd.	805,650	8,749,258
Jubilant Foodworks Ltd.	659,905	5,342,385
Jubilant Pharmova Ltd., Class A	164,384	1,841,659
Jupiter Wagons Ltd., NVS	222,092	1,019,431
Kajaria Ceramics Ltd.	144,312	1,646,781
Kalpataru Projects International Ltd.	151,547	1,845,694
Kalyan Jewellers India Ltd.	622,509	3,596,771
Karur Vysya Bank Ltd. (The)	1,092,453	2,993,397
Kaynes Technology India Ltd., NVS(a)	43,542	2,398,609
KEI Industries Ltd.	89,582	4,144,615
Kirloskar Oil Engines Ltd.	163,268	1,697,329
Kotak Mahindra Bank Ltd.	1,394,683	30,501,903
KPI Green Energy Ltd.(c)	188,115	791,767
KPIT Technologies Ltd.	290,956	4,708,922
L&T Finance Ltd.	1,191,935	1,993,226
Larsen & Toubro Ltd.	867,765	35,605,654
Laurus Labs Ltd.(c)	604,732	4,066,332
LIC Housing Finance Ltd.	608,722	4,186,276
LTIMindtree Ltd.(c)	109,581	7,443,880
Lupin Ltd.	310,571	7,439,679
Macrotech Developers Ltd.	360,090	4,984,848
Mahanagar Gas Ltd.	118,708	1,883,801
Mahindra & Mahindra Financial Services Ltd.	1,048,701	3,437,571
Mahindra & Mahindra Ltd.	1,196,647	41,126,597
Manappuram Finance Ltd.	1,134,638	2,555,521
Mankind Pharma Ltd.(a)	108,902	3,049,748
Marico Ltd.	723,574	5,592,172
Maruti Suzuki India Ltd.	169,710	24,043,393
Max Financial Services Ltd.(a)	331,091	4,251,896
Max Healthcare Institute Ltd.	1,097,520	13,398,877
Motherson Sumi Wiring India Ltd.	3,632,683	2,345,952
Motilal Oswal Financial Services Ltd.	325,682	2,384,498
Mphasis Ltd.	144,609	4,757,527
MRF Ltd.	3,764	4,926,869
MTAR Technologies Ltd.(a)	61,961	1,161,801
Multi Commodity Exchange of India Ltd.	28,893	1,903,018
Muthoot Finance Ltd.	168,505	4,383,567
Natco Pharma Ltd.	203,816	2,753,882
National Aluminium Co. Ltd.	1,705,549	3,957,794
Navin Fluorine International Ltd.	57,767	2,762,013
NBCC India Ltd.	2,177,438	2,491,031
NCC Ltd./India	876,396	2,536,473

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Nestle India Ltd., NVS	427,300	$11,398,572
NHPC Ltd., NVS	3,634,738	3,360,797
NLC India Ltd.	559,871	1,424,722
NMDC Ltd.	3,762,537	2,856,093
NMDC Steel Ltd., NVS(a)	1,979,439	958,877
NTPC Ltd.	5,723,696	21,317,116
Nuvama Wealth Management Ltd., NVS	14,279	922,397
Oberoi Realty Ltd.	164,507	3,427,809
Oil & Natural Gas Corp. Ltd.	4,057,726	12,234,846
Oil India Ltd.	655,078	3,165,684
Olectra Greentech Ltd.	110,778	1,864,027
One 97 Communications Ltd., NVS(a)	402,335	3,575,592
Onesource Specialty Pharma Ltd., NVS(a)	82,344	1,503,494
Oracle Financial Services Software Ltd.	30,217	3,163,841
Page Industries Ltd.	7,900	4,073,292
PB Fintech Ltd.(a)	459,089	9,101,983
Persistent Systems Ltd., NVS	140,588	9,743,723
Petronet LNG Ltd.	1,044,046	3,796,069
Phoenix Mills Ltd. (The)	242,640	4,586,195
PI Industries Ltd.	114,402	4,589,104
Pidilite Industries Ltd.	218,431	7,233,118
Piramal Enterprises Ltd.	190,304	2,236,841
Piramal Pharma Ltd., NVS	1,187,343	3,180,781
PNB Housing Finance Ltd.(a)(c)	213,171	2,151,856
Polycab India Ltd.	66,582	4,623,161
Poonawalla Fincorp Ltd.	624,214	2,227,790
Power Finance Corp. Ltd.	1,982,581	9,612,394
Power Grid Corp. of India Ltd.	6,106,080	21,204,893
Praj Industries Ltd.	344,087	2,496,597
Prestige Estates Projects Ltd.	217,806	3,404,653
Procter & Gamble Health Ltd.	25,666	1,594,964
Punjab National Bank	2,632,511	3,056,722
PVR Inox Ltd.(a)	127,138	1,594,440
Radico Khaitan Ltd.	162,014	4,067,059
Rail Vikas Nigam Ltd.	648,734	3,537,027
Railtel Corp. of India Ltd.	365,434	1,706,074
Rajesh Exports Ltd.(a)	98,747	212,315
Ramco Cements Ltd. (The)	204,944	2,163,896
Ramkrishna Forgings Ltd.	203,814	1,838,937
Raymond Lifestyle Ltd., NVS(a)	47,398	808,843
Raymond Ltd.	59,493	1,034,067
RBL Bank Ltd.(c)	793,686	1,501,276
REC Ltd.	1,745,861	9,007,357
Redington Ltd.	1,314,652	3,122,543
Reliance Industries Ltd.	7,620,891	110,905,747
Reliance Power Ltd.(a)	4,658,066	2,146,051
Sammaan Capital Ltd.	762,147	1,231,614
Samvardhana Motherson International Ltd.	4,331,029	7,025,211
SBI Cards & Payment Services Ltd.	406,669	3,643,985
SBI Life Insurance Co. Ltd.(c)	576,651	9,849,448
Shree Cement Ltd.	13,044	4,174,441
Shriram Finance Ltd.	1,814,405	11,351,307
Siemens Ltd.	125,052	8,728,821
SJVN Ltd.	1,636,398	1,828,598
SKF India Ltd.	36,356	1,692,458
Solar Industries India Ltd.	33,693	3,946,968
Sona Blw Precision Forgings Ltd.(c)	571,059	3,313,501
Sonata Software Ltd.	357,752	2,178,736
SRF Ltd.	229,467	7,420,556
Star Health & Allied Insurance Co. Ltd.(a)	380,047	1,896,413
State Bank of India	2,360,598	20,984,162
Sterling and Wilson Renewable(a)	168,319	639,972
Security	Shares	Value
India (continued)
Sterlite Technologies Ltd.(a)	425,039	$531,033
Strides Pharma Science Ltd.	165,274	1,306,696
Sun Pharmaceutical Industries Ltd.	1,228,096	24,676,303
Sundaram Finance Ltd.	75,934	4,039,157
Sundram Fasteners Ltd.	108,165	1,301,612
Supreme Industries Ltd.	98,541	4,497,200
Suzlon Energy Ltd.(a)	12,465,124	8,319,597
Swan Energy Ltd.	133,408	844,257
Symphony Ltd.	52,185	747,853
Syngene International Ltd.(c)	288,896	2,485,251
Tanla Platforms Ltd.	150,820	957,656
Tata Chemicals Ltd.	260,696	2,958,781
Tata Communications Ltd.	148,733	2,794,419
Tata Consultancy Services Ltd.	1,127,792	53,365,459
Tata Consumer Products Ltd.	818,389	9,649,877
Tata Elxsi Ltd.	46,804	3,412,796
Tata Motors Ltd.	2,573,712	21,181,715
Tata Power Co. Ltd. (The)	2,092,073	8,762,872
Tata Steel Ltd.	9,865,498	15,246,380
Tata Teleservices Maharashtra Ltd.(a)	1,268,604	1,045,300
Tech Mahindra Ltd.	724,778	13,935,213
Tejas Networks Ltd.(a)(c)	148,835	1,565,678
Thermax Ltd.	51,550	2,295,123
Timken India Ltd.	50,894	1,675,167
Titagarh Rail System Ltd.	131,235	1,532,706
Titan Co. Ltd.	465,014	18,660,348
Torrent Pharmaceuticals Ltd.	166,842	6,286,939
Torrent Power Ltd.	203,526	3,426,546
Trent Ltd.	246,255	16,277,105
Triveni Turbine Ltd.	193,583	1,488,708
Tube Investments of India Ltd.	142,223	5,438,195
TVS Motor Co. Ltd.	339,241	9,598,120
UltraTech Cement Ltd.	152,433	20,157,888
Union Bank of India Ltd.	1,900,487	2,516,709
United Spirits Ltd.	429,002	7,035,896
UNO Minda Ltd.	282,129	3,068,683
UPL Ltd.	750,819	5,219,133
Varun Beverages Ltd.	1,542,499	9,558,672
Vedanta Ltd.	1,784,648	9,055,615
VIP Industries Ltd.	161,141	689,656
Vodafone Idea Ltd.(a)	32,290,046	3,354,878
Voltas Ltd.	300,424	4,358,578
Waaree Renewable Technologies Ltd., NVS	64,845	752,427
Wipro Ltd.	3,411,378	12,221,141
Yes Bank Ltd.(a)	18,151,365	4,012,142
Zee Entertainment Enterprises Ltd.	1,135,086	1,376,555
Zomato Ltd.(a)	8,603,688	21,790,800
Zydus Lifesciences Ltd.	340,337	3,800,915
		2,218,100,159
Indonesia — 0.4%
Adaro Energy Indonesia Tbk PT	19,876,000	2,838,301
AKR Corporindo Tbk PT	11,354,500	771,772
Amman Mineral Internasional PT(a)	8,261,300	3,805,812
Aneka Tambang Tbk	15,003,400	1,274,880
Astra International Tbk PT	25,332,700	7,443,644
Bank Central Asia Tbk PT	71,888,700	41,528,640
Bank Mandiri Persero Tbk PT	47,724,300	17,534,969
Bank Negara Indonesia Persero Tbk PT	17,200,400	5,004,116
Bank Rakyat Indonesia Persero Tbk PT	86,453,013	22,324,523
Bank Tabungan Negara Persero Tbk PT	8,639,493	551,678
Barito Pacific Tbk PT	38,915,836	2,188,117
Bukalapak.com PT Tbk(a)	60,899,400	438,883
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Indonesia (continued)
Bukit Asam Tbk PT	8,925,400	$1,471,658
Bumi Resources Minerals Tbk PT(a)	89,654,607	2,101,108
Bumi Serpong Damai Tbk PT(a)	13,364,800	778,930
Chandra Asri Pacific Tbk PT	10,234,700	4,458,060
Charoen Pokphand Indonesia Tbk PT	10,062,400	2,882,908
Ciputra Development Tbk PT	20,824,196	1,254,065
ESSA Industries Indonesia Tbk PT	11,641,000	605,664
GoTo Gojek Tokopedia Tbk PT(a)	1,008,770,400	4,997,338
Hanson International Tbk PT(a)(d)	63,791,600	—
Indah Kiat Pulp & Paper Tbk PT	4,766,700	1,969,451
Indo Tambangraya Megah Tbk PT	492,100	781,171
Indocement Tunggal Prakarsa Tbk PT	2,339,500	843,225
Indofood CBP Sukses Makmur Tbk PT	3,656,900	2,580,021
Indofood Sukses Makmur Tbk PT	5,775,500	2,781,452
Japfa Comfeed Indonesia Tbk PT	8,792,700	1,073,970
Jasa Marga Persero Tbk PT	3,589,038	931,388
Kalbe Farma Tbk PT	29,446,600	2,285,273
Medco Energi Internasional Tbk PT	16,562,120	1,091,348
Merdeka Copper Gold Tbk PT(a)	20,732,576	1,978,788
Mitra Adiperkasa Tbk PT	21,847,300	1,720,365
Pabrik Kertas Tjiwi Kimia Tbk PT	2,489,000	885,656
Pakuwon Jati Tbk PT	15,719,500	379,968
Perusahaan Gas Negara Tbk PT	17,175,600	1,681,745
Pool Advista Indonesia Tbk PT(a)(d)	1,914,800	—
Sarana Menara Nusantara Tbk PT	45,436,600	1,764,683
Semen Indonesia Persero Tbk PT	5,968,821	1,027,389
Sumber Alfaria Trijaya Tbk PT	20,249,700	3,565,438
Summarecon Agung Tbk PT	21,574,504	610,058
Telkom Indonesia Persero Tbk PT	63,154,300	10,170,966
Trada Alam Minera Tbk PT(a)(d)	39,223,500	—
Unilever Indonesia Tbk PT	9,375,200	935,489
United Tractors Tbk PT	2,022,900	3,087,094
Waskita Karya Persero Tbk PT(a)(d)	19,926,317	148,164
XL Axiata Tbk PT	9,774,300	1,359,373
		167,907,541
Ireland — 0.2%
AIB Group PLC	2,049,936	12,054,029
Bank of Ireland Group PLC	1,265,995	12,579,157
Dalata Hotel Group PLC	284,354	1,396,773
Glanbia PLC	278,561	4,069,978
Kerry Group PLC, Class A	196,263	20,154,565
Kingspan Group PLC	200,102	13,881,412
		64,135,914
Israel — 0.8%
Airport City Ltd.(a)	140,008	2,362,824
Alony Hetz Properties & Investments Ltd.	296,256	2,670,340
Amot Investments Ltd.	596,295	3,486,440
Azrieli Group Ltd.	60,302	4,996,359
Bank Hapoalim BM	1,579,897	20,268,006
Bank Leumi Le-Israel BM	1,896,829	23,738,656
Bezeq The Israeli Telecommunication Corp. Ltd.	2,812,766	4,464,458
Big Shopping Centers Ltd.(a)	27,586	4,309,271
Camtek Ltd./Israel	41,847	3,691,389
Cellebrite DI Ltd.(a)	138,872	3,338,483
Check Point Software Technologies Ltd.(a)	107,922	23,529,154
Clal Insurance Enterprises Holdings Ltd.	161,317	4,220,602
CyberArk Software Ltd.(a)	59,205	21,963,871
Danel Adir Yeoshua Ltd.	13,540	1,571,574
Delek Group Ltd.	19,281	2,816,150
Elbit Systems Ltd.	34,740	10,485,404
Enlight Renewable Energy Ltd.(a)	169,514	2,739,482
Security	Shares	Value
Israel (continued)
Fattal Holdings 1998 Ltd.(a)	17,665	$2,467,441
First International Bank Of Israel Ltd. (The)	106,678	5,664,316
Fiverr International Ltd.(a)	69,376	2,141,637
G City Ltd.	312,209	1,169,735
Global-e Online Ltd.(a)	134,534	8,057,241
Harel Insurance Investments & Financial Services Ltd.	319,923	5,074,017
ICL Group Ltd.	994,004	5,909,978
Inmode Ltd.(a)(b)	111,339	1,916,144
Isracard Ltd.	638,671	2,941,026
Israel Corp Ltd.	7,513	2,203,576
Israel Discount Bank Ltd., Class A	1,519,983	11,113,041
Ituran Location and Control Ltd.	46,335	1,547,126
Kenon Holdings Ltd./Singapore	55,784	1,707,484
Kornit Digital Ltd.(a)	78,632	2,283,473
Melisron Ltd.	48,593	4,597,093
Mivne Real Estate KD Ltd.	1,354,137	4,058,381
Mizrahi Tefahot Bank Ltd.	207,331	9,868,648
Monday.com Ltd.(a)(b)	49,235	12,577,573
Next Vision Stabilized Systems Ltd., NVS	76,747	1,425,315
Nice Ltd.(a)	79,728	13,326,821
Nova Ltd.(a)	41,177	9,892,118
Oddity Tech Ltd., Class A, NVS(a)(b)	49,545	2,364,287
Oil Refineries Ltd.	6,769,182	1,996,000
Paz Retail & Energy Ltd.	22,550	3,243,938
Phoenix Financial Ltd.	192,340	3,248,902
Radware Ltd.(a)	79,724	1,773,859
Reit 1 Ltd.	425,681	2,266,476
Shapir Engineering and Industry Ltd.(a)(b)	312,742	2,321,214
Shikun & Binui Ltd.(a)(b)	699,081	2,314,591
Shufersal Ltd.	395,444	4,097,621
Strauss Group Ltd.	152,736	3,087,434
Teva Pharmaceutical Industries Ltd., ADR(a)	1,429,922	25,352,517
Tower Semiconductor Ltd.(a)	139,913	6,559,351
Wix.com Ltd.(a)	66,928	15,988,430
ZIM Integrated Shipping Services Ltd.	141,253	2,514,303
		327,723,570
Italy — 1.8%
A2A SpA	2,013,261	4,754,591
ACEA SpA	60,120	1,150,246
AMCO - Asset Management Co. SpA, NVS(d)	261	—
Amplifon SpA	169,199	4,521,647
Anima Holding SpA(c)	529,596	3,633,834
Azimut Holding SpA	137,276	3,589,231
Banca Generali SpA	85,546	4,283,569
Banca IFIS SpA	58,454	1,282,609
Banca Monte dei Paschi di Siena SpA	1,226,576	7,858,940
Banca Popolare di Sondrio SpA	551,220	5,089,830
Banco BPM SpA	1,582,691	13,912,166
BFF Bank SpA(c)	234,478	2,010,450
Bio On SpA(b)(d)	4,387	—
BPER Banca SpA	1,382,544	9,418,158
Brembo NV	237,674	2,313,912
Brunello Cucinelli SpA	42,617	5,479,007
Buzzi SpA	94,997	3,891,495
CIR SpA-Compagnie Industriali(a)	1,908,771	1,186,116
Credito Emiliano SpA	267,297	3,138,058
Danieli & C Officine Meccaniche SpA	31,226	814,933
Davide Campari-Milano NV(b)	786,549	4,537,692
De' Longhi SpA	103,103	3,624,939
DiaSorin SpA(b)	29,236	3,131,396
Enav SpA(c)	356,549	1,275,550

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
Enel SpA	9,906,613	$70,413,118
Eni SpA	2,777,621	39,104,550
ERG SpA	101,823	2,063,572
Ferrari NV	156,826	67,283,798
Fincantieri SpA(a)	98,792	767,998
FinecoBank Banca Fineco SpA	717,153	13,615,258
Generali	1,172,033	37,110,666
GVS SpA(a)(b)(c)	139,074	705,644
Hera SpA	985,369	3,603,350
Infrastrutture Wireless Italiane SpA(c)	425,340	4,422,109
Interpump Group SpA	109,173	5,150,444
Intesa Sanpaolo SpA	17,996,042	77,892,826
Iren SpA	1,062,671	2,299,796
Italgas SpA	575,850	3,440,140
Iveco Group NV	275,467	3,352,740
Juventus Football Club SpA, NVS(a)(b)	283,454	723,376
Leonardo SpA	486,927	15,212,342
Lottomatica Group SpA	146,818	2,246,920
Maire Tecnimont SpA	243,307	2,395,668
MARR SpA(b)	49,866	519,944
Mediobanca Banca di Credito Finanziario SpA	622,322	10,173,280
MFE-MediaForEurope NV, Class A	477,266	1,552,114
MFE-MediaForEurope NV, Class B, NVS	91,722	407,062
Moncler SpA	290,083	18,363,083
Nexi SpA(a)(c)	753,961	3,828,871
Piaggio & C SpA	502,535	1,121,838
Pirelli & C SpA(c)	471,447	2,836,970
Poste Italiane SpA(c)	608,037	9,227,328
Prysmian SpA	339,709	23,629,837
Recordati Industria Chimica e Farmaceutica SpA	145,466	8,839,114
Reply SpA	21,229	3,499,303
Saipem SpA(a)	1,643,677	4,010,838
Salvatore Ferragamo SpA(b)	96,901	771,809
Snam SpA	2,445,787	11,310,429
Stellantis NV	2,423,517	32,358,531
Tamburi Investment Partners SpA(b)	191,940	1,685,038
Technogym SpA(c)	175,666	2,043,435
Telecom Italia SpA/Milano(a)(b)	10,720,318	2,942,586
Tenaris SA, NVS	521,827	9,862,116
Terna - Rete Elettrica Nazionale	1,691,125	13,949,951
UniCredit SpA	1,868,029	85,785,990
Unipol Gruppo SpA	479,559	6,498,365
		697,920,516
Japan — 15.3%
77 Bank Ltd. (The)	105,600	3,239,989
ABC-Mart Inc.	160,500	3,349,937
Activia Properties Inc.	1,003	2,182,427
Adastria Co. Ltd.	64,600	1,380,599
ADEKA Corp.	142,100	2,648,332
Advance Residence Investment Corp.	2,354	2,166,577
Advantest Corp.	953,700	52,727,384
Aeon Co. Ltd.	792,900	19,209,773
Aeon Delight Co. Ltd.	45,200	1,189,725
AEON Financial Service Co. Ltd.	135,500	1,094,935
Aeon Mall Co. Ltd.	134,600	1,698,893
AEON REIT Investment Corp.	3,424	2,765,263
AGC Inc.	221,000	6,384,541
Ai Holdings Corp.	97,800	1,251,969
Aica Kogyo Co. Ltd.	104,300	2,176,312
Aiful Corp.	704,800	1,534,141
Ain Holdings Inc.	44,300	1,336,703
Air Water Inc.	168,500	2,100,812
Security	Shares	Value
Japan (continued)
Aisin Corp.	578,700	$6,546,025
Ajinomoto Co. Inc.	567,600	22,753,578
Alfresa Holdings Corp.	211,000	2,888,371
Alps Alpine Co. Ltd.	260,500	2,604,905
Amada Co. Ltd.	351,900	3,633,538
Amano Corp.	107,700	2,817,177
Amvis Holdings Inc.	97,800	412,336
ANA Holdings Inc.	108,400	2,033,481
Anritsu Corp.	196,300	1,804,089
Aozora Bank Ltd.	172,800	2,667,107
Appier Group Inc.(b)	132,400	1,368,680
Arcs Co. Ltd.	60,800	1,056,505
ARE Holdings Inc.	214,700	2,655,453
Ariake Japan Co. Ltd.	43,400	1,453,110
Artience Co. Ltd.	104,500	2,078,907
As One Corp.	99,000	1,618,382
Asahi Group Holdings Ltd.	1,787,700	19,363,179
Asahi Intecc Co. Ltd.	266,800	4,473,350
Asahi Kasei Corp.	1,512,300	10,270,992
Asics Corp.	871,000	19,414,700
ASKUL Corp.	65,700	720,230
Astellas Pharma Inc.	2,217,700	21,498,430
Atom Corp.(a)(b)	284,800	1,203,964
Autobacs Seven Co. Ltd.	198,800	1,906,033
Avex Inc.	88,600	823,141
Awa Bank Ltd. (The)	59,100	1,075,316
Azbil Corp.	527,200	3,971,237
Bandai Namco Holdings Inc.	759,900	18,848,581
BayCurrent Inc.	161,300	6,878,142
Bengo4.com Inc.(a)(b)	22,500	400,078
Bic Camera Inc.	173,600	1,868,391
BIPROGY Inc.	68,700	2,122,742
BML Inc.	59,200	1,085,208
Bridgestone Corp.	690,000	24,750,919
Brother Industries Ltd.	316,200	5,571,428
Calbee Inc.	100,900	1,924,107
Canon Electronics Inc.	57,400	939,841
Canon Inc.	1,160,200	37,391,999
Canon Marketing Japan Inc.	76,600	2,515,656
Capcom Co. Ltd.	401,400	9,164,837
Casio Computer Co. Ltd.	256,500	2,132,518
Central Glass Co. Ltd.	57,900	1,224,932
Central Japan Railway Co.	869,900	16,133,849
Change Holdings Inc.(b)	131,700	1,238,721
Chiba Bank Ltd. (The)	585,600	4,987,348
Chiyoda Corp.(a)(b)	286,000	556,116
Chubu Electric Power Co. Inc.	742,300	7,733,179
Chugai Pharmaceutical Co. Ltd.	824,000	35,526,769
Chugin Financial Group Inc., NVS	204,500	2,244,987
Chugoku Electric Power Co. Inc. (The)	414,000	2,305,889
Citizen Watch Co. Ltd.	366,300	2,219,458
Coca-Cola Bottlers Japan Holdings Inc.	172,675	2,686,691
COLOPL Inc.	88,100	279,832
Colowide Co. Ltd.(b)	139,400	1,533,590
Comforia Residential REIT Inc.	1,596	2,791,543
COMSYS Holdings Corp.	101,700	2,113,244
Concordia Financial Group Ltd.	1,198,900	6,961,322
Cosmo Energy Holdings Co. Ltd.	78,900	3,406,693
Cosmos Pharmaceutical Corp.	57,000	2,667,738
Create Restaurants Holdings Inc.(b)	231,000	2,015,218
Create SD Holdings Co. Ltd.	74,900	1,365,476
Credit Saison Co. Ltd.	139,200	3,281,241
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Curves Holdings Co. Ltd.	148,200	$702,285
CyberAgent Inc.	410,900	3,059,264
Dai Nippon Printing Co. Ltd.	478,800	7,076,371
Daicel Corp.	271,700	2,404,184
Daido Steel Co. Ltd.	278,000	2,214,078
Daifuku Co. Ltd.	357,400	7,335,404
Dai-ichi Life Holdings Inc.	1,134,600	30,980,459
Daiichi Sankyo Co. Ltd.	2,181,200	60,812,736
Daiichikosho Co. Ltd.	109,400	1,273,572
Daikin Industries Ltd.	321,200	37,728,526
Daio Paper Corp.	115,500	640,136
Daiseki Co. Ltd.	85,360	2,040,883
Daishi Hokuetsu Financial Group Inc.	119,600	2,311,017
Daito Trust Construction Co. Ltd.	68,900	7,382,813
Daiwa House Industry Co. Ltd.	738,300	23,259,215
Daiwa House REIT Investment Corp.	3,115	4,901,291
Daiwa Office Investment Corp.	1,306	2,477,599
Daiwa Securities Group Inc.	1,611,200	11,663,732
Daiwa Securities Living Investments Corp.	4,027	2,321,247
Daiwabo Holdings Co. Ltd.	136,600	2,658,458
DCM Holdings Co. Ltd.	189,700	1,731,550
DeNA Co. Ltd.	119,200	2,092,667
Denka Co. Ltd.	126,600	1,803,077
Denso Corp.	2,326,000	32,188,334
Dentsu Group Inc.	216,500	5,015,650
Dexerials Corp.	253,800	3,307,369
DIC Corp.	118,600	2,569,154
Digital Arts Inc.	27,800	1,060,585
Digital Garage Inc.	53,500	1,373,372
Dip Corp.	76,400	1,139,748
Disco Corp.	114,100	33,023,186
DMG Mori Co. Ltd.	152,600	2,461,429
Doutor Nichires Holdings Co. Ltd.	82,400	1,253,018
Dowa Holdings Co. Ltd.	76,200	2,269,279
Duskin Co. Ltd.	72,100	1,727,204
DyDo Group Holdings Inc.	54,900	1,147,221
Earth Corp.	39,700	1,290,578
East Japan Railway Co.	1,074,900	19,136,799
Ebara Corp.	571,400	9,412,183
EDION Corp.	148,500	1,753,356
Eisai Co. Ltd.	287,500	8,516,363
Eizo Corp.	87,000	1,235,757
Electric Power Development Co. Ltd.	145,500	2,295,381
en Japan Inc.	45,900	594,303
ENEOS Holdings Inc.	3,450,200	17,345,244
Exedy Corp.	83,600	2,585,989
EXEO Group Inc.	252,800	2,760,159
Ezaki Glico Co. Ltd.	91,800	2,767,802
FANUC Corp.	1,160,200	34,564,476
Fast Retailing Co. Ltd.	237,900	78,354,059
FCC Co. Ltd.	70,500	1,407,422
Ferrotec Holdings Corp.	100,700	1,668,308
Financial Products Group Co. Ltd.	157,900	2,583,197
Food & Life Companies Ltd.	137,600	3,078,176
FP Corp.	72,400	1,411,026
Freee KK(a)(b)	67,700	1,423,374
Frontier Real Estate Investment Corp.	3,980	2,077,192
Fuji Co. Ltd./Ehime	73,700	1,015,785
Fuji Corp./Aichi	110,200	1,664,110
Fuji Electric Co. Ltd.	161,800	7,708,950
Fuji Oil Holdings Inc.	78,000	1,694,387
Fuji Seal International Inc.	78,000	1,199,638
Security	Shares	Value
Japan (continued)
Fuji Soft Inc.	69,300	$4,407,908
FUJIFILM Holdings Corp.	1,368,800	30,156,165
Fujikura Ltd.	313,600	12,621,852
Fujitec Co. Ltd.	104,800	3,989,317
Fujitsu General Ltd.	99,200	1,760,058
Fujitsu Ltd.	2,067,200	39,979,146
Fukuoka Financial Group Inc.	178,800	4,852,685
Fukuoka REIT Corp.	1,596	1,512,116
Fukuyama Transporting Co. Ltd.	33,400	791,200
Funai Soken Holdings Inc.	83,600	1,297,081
Furukawa Electric Co. Ltd.	102,100	4,668,648
Fuyo General Lease Co. Ltd.	26,400	1,967,607
Global One Real Estate Investment Corp.	3,035	2,059,196
Glory Ltd.	72,000	1,223,899
GLP J-REIT	4,798	3,928,795
GMO internet group Inc.	122,800	2,179,670
GMO Payment Gateway Inc.	55,200	2,909,950
GNI Group Ltd.(a)(b)	80,100	1,712,327
Goldwin Inc.	32,000	1,687,910
Gree Inc.	177,000	528,479
GS Yuasa Corp.	112,900	1,815,115
GungHo Online Entertainment Inc.(a)	81,710	1,713,525
Gunma Bank Ltd. (The)	635,500	4,563,107
Gunze Ltd.	30,600	1,039,130
H.U. Group Holdings Inc.	133,700	2,190,020
H2O Retailing Corp.	166,800	2,485,116
Hachijuni Bank Ltd. (The)	508,300	3,326,609
Hakuhodo DY Holdings Inc.	289,400	2,148,605
Hamamatsu Photonics KK	297,800	3,675,301
Hankyu Hanshin Holdings Inc.	252,000	6,412,038
Hankyu Hanshin REIT Inc.	1,711	1,411,950
Hanwa Co. Ltd.	42,400	1,309,793
Harmonic Drive Systems Inc.	95,100	2,731,926
Haseko Corp.	290,300	3,810,475
Hazama Ando Corp.	305,300	2,283,390
Heiwa Corp.	118,200	1,776,423
Heiwa Real Estate Co. Ltd.	61,400	1,787,681
Heiwa Real Estate REIT Inc.	2,416	1,994,787
Hikari Tsushin Inc.	21,500	4,911,207
Hino Motors Ltd.(a)	466,400	1,525,345
Hirogin Holdings Inc.	422,100	3,356,268
Hirose Electric Co. Ltd.	33,405	3,993,037
HIS Co. Ltd.(a)	103,100	1,015,176
Hisamitsu Pharmaceutical Co. Inc.	70,600	2,024,154
Hitachi Construction Machinery Co. Ltd.	91,000	2,178,968
Hitachi Ltd.	5,786,300	145,469,999
Hogy Medical Co. Ltd.	55,200	1,723,282
Hokkaido Electric Power Co. Inc.	310,300	1,579,684
Hokkoku Financial Holdings Inc.	34,200	1,191,754
Hokuetsu Corp.(b)	170,100	1,601,199
Hokuhoku Financial Group Inc.	185,100	2,517,659
Hokuriku Electric Power Co.	256,700	1,427,197
Honda Motor Co. Ltd.	5,465,700	51,733,646
Horiba Ltd.	44,900	2,814,038
Hoshino Resorts REIT Inc.	1,234	1,646,254
Hoshizaki Corp.	120,300	4,452,443
House Foods Group Inc.	98,200	1,787,544
Hoya Corp.	424,600	57,017,770
Hulic Co. Ltd.	373,400	3,290,973
Hulic REIT Inc.	2,602	2,376,395
Hyakugo Bank Ltd. (The)	621,700	2,725,310
Ibiden Co. Ltd.	146,600	4,298,749

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Ichigo Inc.	403,400	$921,761
Ichigo Office REIT Investment Corp.	3,108	1,660,187
Idemitsu Kosan Co. Ltd.	1,149,875	7,674,451
IHI Corp.	175,200	10,481,902
Iida Group Holdings Co. Ltd.	137,600	2,084,221
Inaba Denki Sangyo Co. Ltd.	117,700	2,803,378
Industrial & Infrastructure Fund Investment Corp.	5,253	3,923,015
Infomart Corp.	351,300	732,978
Infroneer Holdings Inc.	278,576	2,100,030
Inpex Corp.	1,059,200	12,640,543
Insource Co. Ltd.	139,800	956,059
Internet Initiative Japan Inc.	152,800	2,853,659
Invincible Investment Corp.	9,237	4,027,820
Isetan Mitsukoshi Holdings Ltd.	424,000	7,327,287
Isuzu Motors Ltd.	662,100	8,901,521
Ito En Ltd.	82,900	1,829,244
ITOCHU Corp.	1,453,500	66,925,028
Itoham Yonekyu Holdings Inc.	47,100	1,171,302
Iwatani Corp.	191,600	2,098,107
Iyogin Holdings Inc., NVS	329,000	3,489,567
Izumi Co. Ltd.	37,400	752,224
J Front Retailing Co. Ltd.	273,200	3,827,824
Jaccs Co. Ltd.	62,100	1,526,743
JAFCO Group Co. Ltd.	102,700	1,501,033
Japan Airlines Co. Ltd.	78,600	1,289,645
Japan Airport Terminal Co. Ltd.	49,300	1,601,158
Japan Aviation Electronics Industry Ltd.	73,100	1,323,338
Japan Elevator Service Holdings Co. Ltd.	155,800	3,015,663
Japan Excellent Inc.	2,042	1,650,291
Japan Exchange Group Inc.	1,251,900	13,227,814
Japan Hotel REIT Investment Corp.	5,933	2,747,420
Japan Lifeline Co. Ltd.	133,300	1,221,845
Japan Logistics Fund Inc.	5,286	3,061,061
Japan Material Co. Ltd.	142,800	1,594,257
Japan Metropolitan Fund Invest	8,352	5,084,403
Japan Petroleum Exploration Co. Ltd.	239,000	1,694,835
Japan Post Bank Co. Ltd.	1,762,200	18,228,033
Japan Post Holdings Co. Ltd.	2,394,100	25,003,994
Japan Post Insurance Co. Ltd.	184,000	3,585,724
Japan Prime Realty Investment Corp.	1,370	3,017,081
Japan Real Estate Investment Corp.	6,817	4,802,732
Japan Securities Finance Co. Ltd.	224,600	2,765,378
Japan Steel Works Ltd. (The)	90,000	3,183,171
Japan Tobacco Inc.	1,472,700	37,518,240
JCR Pharmaceuticals Co. Ltd.	126,700	448,836
Jeol Ltd.	62,500	2,303,474
JFE Holdings Inc.	686,900	7,943,613
JGC Holdings Corp.	286,900	2,408,831
JINS Holdings Inc.	21,500	980,623
JMDC Inc.	36,400	923,905
JTEKT Corp.	290,800	2,285,938
Juroku Financial Group Inc.	57,400	1,723,518
Justsystems Corp.	56,900	1,230,167
JVCKenwood Corp.	214,400	2,484,430
Kadokawa Corp.	130,136	2,753,412
Kagome Co. Ltd.	120,300	2,253,834
Kajima Corp.	488,800	8,691,387
Kakaku.com Inc.	189,800	2,972,368
Kaken Pharmaceutical Co. Ltd.	65,000	1,765,405
Kamigumi Co. Ltd.	127,100	2,769,068
Kanadevia Corp.	339,400	2,335,896
Kanamoto Co. Ltd.	75,100	1,511,275
Security	Shares	Value
Japan (continued)
Kandenko Co. Ltd.	169,500	$2,712,884
Kaneka Corp.	65,700	1,594,844
Kanematsu Corp.	161,000	2,693,807
Kansai Electric Power Co. Inc. (The)	1,058,900	11,682,606
Kansai Paint Co. Ltd.	193,900	2,627,782
Kao Corp.	577,300	22,891,291
Kasumigaseki Capital Co. Ltd.(b)	15,600	1,492,118
Katitas Co. Ltd.	76,000	1,062,545
Kawasaki Heavy Industries Ltd.	184,900	8,351,463
Kawasaki Kisen Kaisha Ltd.	493,300	6,242,571
KDDI Corp.	1,910,600	63,653,533
KDX Realty Investment Corp.	5,984	5,974,947
Keihan Holdings Co. Ltd.	92,900	2,000,685
Keikyu Corp.	375,500	3,291,892
Keio Corp.	103,700	2,623,384
Keisei Electric Railway Co. Ltd.	520,500	4,964,095
Keiyo Bank Ltd. (The)	226,400	1,187,763
Kewpie Corp.	158,200	3,074,218
Keyence Corp.	241,500	104,016,158
KH Neochem Co. Ltd.	90,800	1,227,025
Kikkoman Corp.	831,500	8,702,679
Kinden Corp.	122,100	2,497,682
Kintetsu Group Holdings Co. Ltd.	214,100	4,617,222
Kirin Holdings Co. Ltd.	911,800	11,537,806
Kissei Pharmaceutical Co. Ltd.	80,500	2,050,015
Kiyo Bank Ltd. (The)	88,300	1,314,029
Kobayashi Pharmaceutical Co. Ltd.	67,300	2,508,881
Kobe Bussan Co. Ltd.	159,800	3,631,381
Kobe Steel Ltd.	430,700	4,585,849
Koei Tecmo Holdings Co. Ltd.	143,760	1,794,339
Koito Manufacturing Co. Ltd.	199,100	2,618,098
Kokusai Electric Corp., NVS	185,000	2,856,821
Kokuyo Co. Ltd.	167,000	2,902,654
Komatsu Ltd.	1,099,600	33,167,506
KOMEDA Holdings Co. Ltd.	137,400	2,444,347
Komeri Co. Ltd.	77,400	1,515,530
Konami Group Corp.	125,500	11,552,658
Konica Minolta Inc.	593,200	2,401,245
Kose Corp.	48,100	2,126,840
Koshidaka Holdings Co. Ltd.	146,500	1,005,109
Kotobuki Spirits Co. Ltd.	188,000	2,747,251
K's Holdings Corp.	226,100	2,077,556
Kubota Corp.	1,170,100	14,676,948
Kumagai Gumi Co. Ltd.	75,600	1,870,624
Kumiai Chemical Industry Co. Ltd.	189,800	927,594
Kura Sushi Inc.(b)	56,800	1,006,645
Kuraray Co. Ltd.	322,900	4,727,282
Kureha Corp.	111,900	2,008,655
Kurita Water Industries Ltd.	118,200	4,116,796
Kusuri no Aoki Holdings Co. Ltd.	83,400	1,776,873
KYB Corp.	77,600	1,466,377
Kyocera Corp.	1,489,000	15,455,510
Kyorin Pharmaceutical Co. Ltd.	115,000	1,089,784
Kyoritsu Maintenance Co. Ltd.	82,400	1,630,508
Kyoto Financial Group Inc.	262,800	3,952,048
Kyowa Kirin Co. Ltd.	298,400	4,446,668
Kyudenko Corp.	74,200	2,518,769
Kyushu Electric Power Co. Inc.	431,900	3,742,588
Kyushu Financial Group Inc.	484,300	2,449,807
Kyushu Railway Co.	192,100	4,671,292
LaSalle Logiport REIT	3,136	2,898,035
Lasertec Corp.	99,600	10,358,743
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Leopalace21 Corp.	325,500	$1,158,129
Lintec Corp.	100,200	1,873,692
Lion Corp.	292,900	3,135,653
Lixil Corp.	287,700	3,238,315
LY Corp.	3,165,000	9,244,736
M&A Capital Partners Co. Ltd.	35,400	699,776
M&A Research Institute Holdings Inc., NVS(a)(b)	75,500	752,153
M3 Inc.	506,400	4,596,103
Mabuchi Motor Co. Ltd.	166,000	2,279,703
Macnica Holdings Inc.	208,800	2,450,772
Makino Milling Machine Co. Ltd.	49,700	3,712,812
Makita Corp.	256,400	7,582,380
Mani Inc.	124,800	1,161,046
Marubeni Corp.	1,774,900	26,388,428
Maruha Nichiro Corp.	85,300	1,644,639
Marui Group Co. Ltd.	166,800	2,779,379
Maruichi Steel Tube Ltd.	106,600	2,317,826
Maruwa Co. Ltd./Aichi	13,600	3,329,835
Matsui Securities Co. Ltd.	346,200	1,821,262
MatsukiyoCocokara & Co.	384,590	5,692,365
Maxell Ltd.	110,600	1,425,061
Mazda Motor Corp.	645,500	4,413,527
McDonald's Holdings Co. Japan Ltd.(b)	107,200	4,042,260
MCJ Co. Ltd.	189,700	1,662,274
Mebuki Financial Group Inc.	1,165,150	5,151,728
Medipal Holdings Corp.	152,800	2,297,302
Medley Inc.(a)(b)	42,600	1,113,883
Megachips Corp.	43,900	1,648,268
Megmilk Snow Brand Co. Ltd.	89,300	1,530,153
Meidensha Corp.	68,900	1,761,111
MEIJI Holdings Co. Ltd.	253,700	5,108,515
Meiko Electronics Co. Ltd.	42,600	2,474,250
MEITEC Group Holdings Inc.	163,200	3,168,911
Menicon Co. Ltd.	109,600	983,430
Mercari Inc.(a)	155,500	1,877,642
Micronics Japan Co. Ltd.	54,700	1,324,450
Milbon Co. Ltd.	62,400	1,282,614
Minebea Mitsumi Inc.	379,272	6,086,818
Mirai Corp.(b)	5,709	1,525,644
Mirait One Corp.	166,700	2,475,638
MISUMI Group Inc.	333,100	5,331,460
Mitsubishi Chemical Group Corp.	1,536,000	7,845,362
Mitsubishi Corp.	4,144,100	66,095,165
Mitsubishi Electric Corp.	2,396,300	39,277,668
Mitsubishi Estate Co. Ltd.	1,366,200	19,852,243
Mitsubishi Estate Logistics REIT Investment Corp.	1,063	2,436,581
Mitsubishi Gas Chemical Co. Inc.	138,600	2,422,172
Mitsubishi HC Capital Inc.	951,890	6,330,146
Mitsubishi Heavy Industries Ltd.	4,031,100	58,996,132
Mitsubishi Logistics Corp.	433,000	3,093,346
Mitsubishi Materials Corp.	173,100	2,716,919
Mitsubishi Motors Corp.	805,300	2,388,634
Mitsubishi Pencil Co. Ltd.	64,500	922,145
Mitsubishi UFJ Financial Group Inc.	13,832,100	174,926,136
Mitsuboshi Belting Ltd.	61,100	1,546,996
Mitsui & Co. Ltd.	3,142,300	62,192,357
Mitsui Chemicals Inc.	203,900	4,471,416
Mitsui E&S Co. Ltd.(b)	162,900	1,650,271
Mitsui Fudosan Co. Ltd.	3,258,000	29,406,022
Mitsui Fudosan Logistics Park Inc.	4,900	3,222,842
Mitsui High-Tec Inc.	174,500	1,014,001
Security	Shares	Value
Japan (continued)
Mitsui Mining & Smelting Co. Ltd.	104,600	$3,083,906
Mitsui OSK Lines Ltd.	444,700	15,112,115
Miura Co. Ltd.	94,100	2,267,571
Mixi Inc.	60,000	1,244,162
Mizuho Financial Group Inc.	3,003,550	82,705,176
Mizuho Leasing Co. Ltd.	315,000	2,061,637
Mochida Pharmaceutical Co. Ltd.	62,800	1,362,695
Monex Group Inc.	335,400	1,960,073
Money Forward Inc.(a)	68,400	1,892,955
MonotaRO Co. Ltd.	318,300	5,483,867
Mori Hills REIT Investment Corp.	3,304	2,672,755
Mori Trust REIT Inc.	3,376	1,376,953
Morinaga & Co. Ltd./Japan	174,100	3,000,980
Morinaga Milk Industry Co. Ltd.	107,100	2,003,562
MOS Food Services Inc.	70,500	1,595,039
MS&AD Insurance Group Holdings Inc.	1,604,800	33,273,758
Murata Manufacturing Co. Ltd.	2,062,300	32,400,370
Musashi Seimitsu Industry Co. Ltd.	114,200	2,242,377
Musashino Bank Ltd. (The)	58,000	1,212,737
Nabtesco Corp.	147,400	2,635,692
Nachi-Fujikoshi Corp.	21,300	454,554
Nagase & Co. Ltd.	151,000	2,836,221
Nagoya Railroad Co. Ltd.	247,900	2,766,031
Nakanishi Inc.	125,300	2,066,844
Namura Shipbuilding Co. Ltd.	106,600	1,368,702
Nankai Electric Railway Co. Ltd.	99,600	1,649,393
Nanto Bank Ltd. (The)	47,600	1,080,648
NEC Corp.	301,800	29,932,168
Nexon Co. Ltd.	391,600	5,087,257
Nextage Co. Ltd.	82,000	791,512
NGK Insulators Ltd.	220,500	2,829,528
NH Foods Ltd.	76,800	2,506,700
NHK Spring Co. Ltd.	225,300	2,871,562
Nichias Corp.	107,900	3,531,546
Nichiha Corp.	60,600	1,132,709
Nichirei Corp.	118,400	3,008,267
Nidec Corp.	1,028,300	17,760,318
Nifco Inc./Japan	107,200	2,561,920
Nihon Kohden Corp.	171,600	2,449,480
Nihon M&A Center Holdings Inc.	463,300	1,808,076
Nihon Parkerizing Co. Ltd.	159,200	1,298,238
Nikkon Holdings Co. Ltd.	190,200	2,767,873
Nikon Corp.	320,800	3,436,889
Nintendo Co. Ltd.	1,292,700	84,807,124
Nippn Corp., New	146,400	2,047,616
Nippon Accommodations Fund Inc.	396	1,489,255
Nippon Building Fund Inc.	9,051	7,207,186
Nippon Electric Glass Co. Ltd.	114,000	2,448,844
Nippon Express Holdings Inc.	199,800	3,238,369
Nippon Gas Co. Ltd.	165,800	2,324,981
Nippon Kayaku Co. Ltd.	229,500	1,878,258
Nippon Light Metal Holdings Co. Ltd.	93,090	953,357
Nippon Paint Holdings Co. Ltd.	1,154,300	7,273,587
Nippon Paper Industries Co. Ltd.	139,700	797,580
Nippon Prologis REIT Inc.	2,081	3,173,616
Nippon REIT Investment Corp.	3,880	2,035,768
Nippon Sanso Holdings Corp.	202,600	5,737,740
Nippon Shinyaku Co. Ltd.	78,300	1,894,605
Nippon Shokubai Co. Ltd.	183,100	2,221,160
Nippon Soda Co. Ltd.	126,600	2,349,110
Nippon Steel Corp.	1,059,317	21,990,336
Nippon Telegraph & Telephone Corp.	37,225,900	36,647,057

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Nippon Yusen KK	547,500	$17,182,483
Nipro Corp.	212,400	1,984,004
Nishimatsu Construction Co. Ltd.	68,500	2,225,547
Nishimatsuya Chain Co. Ltd.	113,600	1,702,425
Nishi-Nippon Financial Holdings Inc.	200,400	2,749,752
Nishi-Nippon Railroad Co. Ltd.	118,300	1,710,591
Nishio Holdings Co. Ltd.	53,800	1,479,115
Nissan Chemical Corp.	138,600	4,170,097
Nissan Motor Co. Ltd.	2,482,300	6,792,628
Nissan Shatai Co. Ltd.	68,900	456,899
Nissha Co. Ltd.	71,700	748,739
Nisshin Oillio Group Ltd. (The)	59,000	1,893,107
Nisshin Seifun Group Inc.	218,600	2,458,293
Nisshinbo Holdings Inc.	229,800	1,314,699
Nissin Foods Holdings Co. Ltd.	224,800	5,026,509
Nissui Corp.	542,300	2,988,188
Niterra Co. Ltd.	173,700	5,729,017
Nitori Holdings Co. Ltd.	100,200	11,733,877
Nitto Boseki Co. Ltd.	41,200	1,514,371
Nitto Denko Corp.	895,400	15,883,668
Nitto Kogyo Corp.	75,000	1,403,375
Noevir Holdings Co. Ltd.	45,600	1,358,669
NOF Corp.	205,200	2,730,062
Nojima Corp.	115,800	1,740,551
NOK Corp.	117,800	1,782,371
Nomura Co. Ltd.	132,200	778,570
Nomura Holdings Inc.	3,690,900	23,995,957
Nomura Micro Science Co. Ltd.(b)	56,000	930,821
Nomura Real Estate Holdings Inc.	105,900	2,814,678
Nomura Real Estate Master Fund Inc.	4,575	4,406,197
Nomura Research Institute Ltd.	440,320	14,877,188
Noritz Corp.	72,800	796,853
North Pacific Bank Ltd.	524,500	1,772,726
NS Solutions Corp.	126,400	3,215,206
NSD Co. Ltd.	147,000	3,103,746
NSK Ltd.	512,200	2,223,363
NTN Corp.	742,900	1,189,966
NTT Data Group Corp.	752,500	14,603,463
NTT UD REIT Investment Corp.	2,863	2,437,526
Nxera Pharma Co. Ltd.(a)(b)	129,600	804,467
Obayashi Corp.	776,700	10,431,177
OBIC Business Consultants Co. Ltd.	47,600	2,386,158
Obic Co. Ltd.	394,000	11,766,911
Odakyu Electric Railway Co. Ltd.	345,800	3,279,884
Ogaki Kyoritsu Bank Ltd. (The)	78,300	1,081,360
Ohsho Food Service Corp.	103,500	1,926,999
Oiles Corp.	61,700	969,904
Oji Holdings Corp.	682,400	2,756,057
Okamoto Industries Inc.	26,300	899,356
Okamura Corp.	148,400	1,897,144
Okasan Securities Group Inc.	341,300	1,410,646
Oki Electric Industry Co. Ltd.	157,400	984,116
OKUMA Corp.	67,200	1,515,740
Okumura Corp.	85,200	2,143,281
Olympus Corp.	1,453,500	22,058,310
Omron Corp.	217,500	7,175,243
Ono Pharmaceutical Co. Ltd.	390,600	4,063,554
Open House Group Co. Ltd.	82,800	2,708,676
Optorun Co. Ltd.	70,300	818,801
Oracle Corp./Japan	35,500	3,240,788
Organo Corp.	51,200	2,534,431
Orient Corp.	119,780	630,420
Security	Shares	Value
Japan (continued)
Oriental Land Co. Ltd./Japan	1,357,500	$30,508,556
ORIX Corp.	1,391,300	29,388,184
Orix JREIT Inc.	2,556	2,836,090
Osaka Gas Co. Ltd.	400,900	7,881,984
Osaka Soda Co. Ltd.	124,900	1,341,103
OSAKA Titanium Technologies Co. Ltd.(b)	77,000	936,526
OSG Corp.	118,900	1,315,918
Otsuka Corp.	239,200	5,392,695
Otsuka Holdings Co. Ltd.	552,400	28,844,769
PALTAC Corp.	43,300	1,209,956
Pan Pacific International Holdings Corp.	443,100	12,336,493
Panasonic Holdings Corp.	2,913,400	29,727,510
Paramount Bed Holdings Co. Ltd.	90,300	1,630,796
Park24 Co. Ltd.	200,300	2,644,675
Penta-Ocean Construction Co. Ltd.	361,100	1,523,252
PeptiDream Inc.(a)	142,200	1,951,676
Persol Holdings Co. Ltd.	1,860,000	2,833,772
Pigeon Corp.	199,100	1,886,779
Pilot Corp.	49,700	1,409,579
PKSHA Technology Inc.(a)	37,100	852,297
Pola Orbis Holdings Inc.	147,600	1,343,093
Prestige International Inc.	214,200	966,524
Raito Kogyo Co. Ltd.	95,200	1,343,882
Rakus Co. Ltd.	152,600	1,895,387
Rakuten Bank Ltd., NVS(a)	131,800	4,045,785
Rakuten Group Inc.(a)	1,851,600	11,626,485
Recruit Holdings Co. Ltd.	1,752,400	122,303,794
Relo Group Inc.	149,400	1,831,106
Renesas Electronics Corp.	2,107,600	28,230,186
Rengo Co. Ltd.	299,500	1,692,843
RENOVA Inc.(a)(b)	117,500	467,160
Resona Holdings Inc.	2,609,800	19,371,090
Resonac Holdings Corp.	193,600	4,693,190
Resorttrust Inc.	114,500	2,400,112
Ricoh Co. Ltd.	673,900	7,728,499
Ricoh Leasing Co. Ltd.	31,000	1,024,382
Rinnai Corp.	134,200	2,958,155
Rohm Co. Ltd.	361,200	3,439,964
Rohto Pharmaceutical Co. Ltd.	219,600	3,722,817
Rorze Corp.	142,000	1,548,050
Round One Corp.	376,600	3,178,401
Royal Holdings Co. Ltd.(b)	64,300	1,067,938
Ryohin Keikaku Co. Ltd.	296,800	7,864,261
Ryoyo Ryosan Holdings Inc.	41,316	668,213
Saizeriya Co. Ltd.	52,300	1,563,901
Sakai Moving Service Co. Ltd.	50,000	776,891
Sakata Seed Corp.	84,400	1,993,563
Sakura Internet Inc.(b)	45,700	1,384,851
San-A Co. Ltd.	102,200	1,945,070
Sangetsu Corp.	130,600	2,427,324
San-In Godo Bank Ltd. (The)	195,500	1,671,071
Sanken Electric Co. Ltd.(a)(b)	40,800	1,602,447
Sankyo Co. Ltd.	285,000	3,821,536
Sankyu Inc.	56,700	2,025,113
Sanrio Co. Ltd.	234,000	8,731,782
Sansan Inc.(a)	105,000	1,639,059
Santen Pharmaceutical Co. Ltd.	312,300	3,142,619
Sanwa Holdings Corp.	233,200	7,298,689
Sapporo Holdings Ltd.	92,700	4,300,224
Sato Holdings Corp.	52,700	747,439
Sawai Group Holdings Co. Ltd.	177,400	2,291,322
SBI Holdings Inc.	300,100	8,650,933
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
SCREEN Holdings Co. Ltd.	104,600	$7,288,772
SCSK Corp.	164,400	3,639,992
Secom Co. Ltd.	505,000	16,993,821
Sega Sammy Holdings Inc.	222,900	4,314,225
Seibu Holdings Inc.	281,000	6,060,609
Seiko Epson Corp.	344,900	6,232,784
Seiko Group Corp.	54,000	1,847,698
Seino Holdings Co. Ltd.	160,500	2,422,863
Seiren Co. Ltd.	89,200	1,540,558
Sekisui Chemical Co. Ltd.	482,500	7,996,270
Sekisui House Ltd.	770,500	17,708,380
Sekisui House REIT Inc.	6,408	3,275,845
Seria Co. Ltd.	95,900	1,646,201
Seven & i Holdings Co. Ltd.	2,744,100	43,806,138
Seven Bank Ltd.	1,144,800	2,270,645
SG Holdings Co. Ltd.	325,200	3,064,823
Sharp Corp./Japan(a)	346,400	2,080,381
Shibaura Machine Co. Ltd.	52,700	1,213,533
SHIFT Inc.(a)(b)	244,500	2,016,603
Shiga Bank Ltd. (The)	66,400	1,973,097
Shikoku Electric Power Co. Inc.	258,300	1,979,494
Shimadzu Corp.	256,600	7,443,699
Shimamura Co. Ltd.	43,400	2,469,501
Shimano Inc.	93,700	13,148,519
Shimizu Corp.	535,400	4,642,069
Shin-Etsu Chemical Co. Ltd.	2,221,800	68,880,713
Shinko Electric Industries Co. Ltd.(a)	67,400	2,541,410
Shinmaywa Industries Ltd.	117,900	1,026,724
Shionogi & Co. Ltd.	897,900	13,202,816
Ship Healthcare Holdings Inc.	121,500	1,658,239
Shiseido Co. Ltd.	478,500	8,035,641
Shizuoka Financial Group Inc., NVS	473,100	4,221,205
SHO-BOND Holdings Co. Ltd.	84,800	2,747,965
Shochiku Co. Ltd.(b)	14,700	1,159,404
Shoei Foods Corp.	33,000	872,540
SKY Perfect JSAT Holdings Inc.	311,400	1,865,713
Skylark Holdings Co. Ltd.	231,600	3,664,275
SMC Corp.	69,000	26,108,650
SMS Co. Ltd.	119,700	1,281,774
Socionext Inc.	224,500	3,479,133
SoftBank Corp.	34,997,200	45,015,588
SoftBank Group Corp.	1,187,800	72,612,191
Sohgo Security Services Co. Ltd.	327,600	2,200,671
Sojitz Corp.	260,120	5,346,655
Sompo Holdings Inc.	1,105,200	30,819,664
Sony Group Corp.	7,753,100	171,105,822
Sotetsu Holdings Inc.	141,700	2,347,292
Square Enix Holdings Co. Ltd.	83,000	3,364,241
Stanley Electric Co. Ltd.	108,300	1,806,545
Star Micronics Co. Ltd.	105,700	1,328,538
Subaru Corp.	715,500	12,463,580
Sugi Holdings Co. Ltd.	151,500	2,634,646
SUMCO Corp.	364,200	2,688,892
Sumitomo Bakelite Co. Ltd.	147,400	3,549,521
Sumitomo Chemical Co. Ltd.	1,685,600	3,646,139
Sumitomo Corp.	1,356,100	29,400,569
Sumitomo Electric Industries Ltd.	882,800	16,492,576
Sumitomo Forestry Co. Ltd.	196,700	6,724,328
Sumitomo Heavy Industries Ltd.	123,300	2,540,931
Sumitomo Metal Mining Co. Ltd.	279,600	6,384,967
Sumitomo Mitsui Financial Group Inc.	4,646,500	114,504,149
Sumitomo Mitsui Trust Group Inc.	825,300	20,752,423
Security	Shares	Value
Japan (continued)
Sumitomo Osaka Cement Co. Ltd.	53,700	$1,145,096
Sumitomo Pharma Co. Ltd.(a)	328,300	1,285,739
Sumitomo Realty & Development Co. Ltd.	353,800	12,224,995
Sumitomo Rubber Industries Ltd.	253,800	2,958,570
Sumitomo Warehouse Co. Ltd. (The)	135,700	2,364,630
Sundrug Co. Ltd.	100,500	2,719,764
Suntory Beverage & Food Ltd.	147,200	4,572,374
Suruga Bank Ltd.	267,900	2,082,424
Suzuken Co. Ltd.	80,100	2,500,188
Suzuki Motor Corp.	1,946,400	23,290,995
Sysmex Corp.	615,300	11,761,682
Systena Corp.	459,500	1,050,558
T Hasegawa Co. Ltd.	89,700	1,729,315
T&D Holdings Inc.	590,600	11,236,062
Tadano Ltd.	145,800	1,080,396
Taiheiyo Cement Corp.	138,400	3,485,631
Taikisha Ltd.	41,800	1,258,122
Taisei Corp.	194,500	8,159,766
Taiyo Holdings Co. Ltd.	114,300	3,074,403
Taiyo Yuden Co. Ltd.	171,100	2,392,172
Takara Bio Inc.	142,900	949,533
Takara Holdings Inc.(b)	407,800	3,586,915
Takasago Thermal Engineering Co. Ltd.	84,900	3,306,695
Takashimaya Co. Ltd.	412,600	3,502,928
Takeda Pharmaceutical Co. Ltd.	1,980,983	53,288,470
Takeuchi Manufacturing Co. Ltd.	79,200	2,772,302
Takuma Co. Ltd.	130,200	1,409,315
Tamron Co. Ltd.	91,400	2,673,805
TDK Corp.	2,410,500	29,136,439
TechnoPro Holdings Inc.	109,900	2,193,666
Teijin Ltd.	257,100	2,193,033
Terumo Corp.	1,642,700	30,839,895
THK Co. Ltd.	136,500	3,366,921
TIS Inc.	237,800	5,258,064
Toagosei Co. Ltd.	183,700	1,703,310
Tobu Railway Co. Ltd.	204,200	3,514,234
Toda Corp.	293,400	1,776,106
Toei Animation Co. Ltd.	83,600	1,710,555
Toei Co. Ltd.	62,000	2,273,701
Toho Bank Ltd. (The)	515,300	1,027,809
Toho Co. Ltd./Tokyo	121,800	5,489,154
Toho Gas Co. Ltd.	107,500	2,698,185
Toho Holdings Co. Ltd.	93,800	2,593,172
Toho Titanium Co. Ltd.	106,500	710,962
Tohoku Electric Power Co. Inc.	475,700	3,476,703
Tokai Carbon Co. Ltd.	324,900	1,809,474
Tokai Rika Co. Ltd.	87,200	1,281,051
Tokai Tokyo Financial Holdings Inc.	476,900	1,556,609
Tokio Marine Holdings Inc.	2,330,700	76,874,280
Tokuyama Corp.	99,500	1,651,430
Tokyo Century Corp.	171,700	1,661,809
Tokyo Electric Power Co. Holdings Inc.(a)	1,888,800	4,950,040
Tokyo Electron Ltd.	556,200	93,821,965
Tokyo Gas Co. Ltd.	425,900	12,048,196
Tokyo Kiraboshi Financial Group Inc.	36,700	1,134,939
Tokyo Ohka Kogyo Co. Ltd.	146,500	3,264,241
Tokyo Seimitsu Co. Ltd.	55,500	2,627,665
Tokyo Steel Manufacturing Co. Ltd.	150,300	1,513,361
Tokyo Tatemono Co. Ltd.	192,000	2,960,853
Tokyotokeiba Co. Ltd.	31,900	920,155
Tokyu Construction Co. Ltd.	207,100	983,802
Tokyu Corp.	596,600	6,808,585

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Tokyu Fudosan Holdings Corp.	680,700	$4,370,559
Tokyu REIT Inc.	1,919	2,008,294
TOMONY Holdings Inc.	271,900	789,403
Tomy Co. Ltd.	165,600	5,103,156
Topcon Corp.	191,100	3,577,155
Toppan Holdings Inc.	274,700	7,710,000
Toray Industries Inc.	1,481,100	10,277,312
Toridoll Holdings Corp.	93,400	2,265,728
Toshiba TEC Corp.	49,200	1,078,971
Tosoh Corp.	264,500	3,519,120
Totetsu Kogyo Co. Ltd.	53,600	1,108,387
TOTO Ltd.	170,600	4,170,018
Towa Corp.(b)	132,100	1,742,000
Towa Pharmaceutical Co. Ltd.	74,400	1,440,378
Toyo Seikan Group Holdings Ltd.	200,600	3,045,792
Toyo Suisan Kaisha Ltd.	110,800	7,159,460
Toyo Tire Corp.	147,000	2,416,291
Toyobo Co. Ltd.	135,700	857,887
Toyoda Gosei Co. Ltd.	102,500	1,831,896
Toyota Boshoku Corp.	125,200	1,661,814
Toyota Industries Corp.	182,400	15,218,911
Toyota Motor Corp.	12,786,800	242,559,322
Toyota Tsusho Corp.	772,000	13,038,796
Trend Micro Inc./Japan(a)	161,600	9,573,223
Tri Chemical Laboratories Inc.	75,800	1,575,872
Trusco Nakayama Corp.	76,300	1,016,440
TS Tech Co. Ltd.	131,700	1,492,634
Tsubakimoto Chain Co.	152,700	1,876,213
Tsuburaya Fields Holdings Inc.	82,200	984,564
Tsumura & Co.	95,600	2,814,643
Tsuruha Holdings Inc.	41,500	2,539,923
UACJ Corp.	56,000	1,923,956
UBE Corp.	127,100	1,869,292
Ulvac Inc.	66,700	2,623,195
Unicharm Corp.	1,396,200	10,904,058
United Urban Investment Corp.	2,853	2,763,068
Universal Entertainment Corp.(b)	39,100	285,711
Ushio Inc.	172,000	2,306,082
USS Co. Ltd.	536,100	4,806,828
UT Group Co. Ltd.	51,200	722,131
Valor Holdings Co. Ltd.	53,200	747,761
Visional Inc.(a)	38,800	1,924,740
Wacom Co. Ltd.	348,300	1,498,877
Welcia Holdings Co. Ltd.	139,200	2,003,416
West Holdings Corp.	48,800	495,551
West Japan Railway Co.	491,100	9,034,006
Yakult Honsha Co. Ltd.	295,200	5,391,438
Yamada Holdings Co. Ltd.	837,400	2,458,775
Yamaguchi Financial Group Inc.	286,000	3,187,256
Yamaha Corp.	434,400	3,072,221
Yamaha Motor Co. Ltd.	1,089,100	9,110,986
Yamato Holdings Co. Ltd.	247,100	2,959,755
Yamato Kogyo Co. Ltd.	68,400	3,384,824
Yamazaki Baking Co. Ltd.	161,500	2,904,008
Yaoko Co. Ltd.	38,400	2,245,754
Yaskawa Electric Corp.	284,300	8,254,159
Yokogawa Electric Corp.	252,400	5,540,460
Yokohama Rubber Co. Ltd. (The)	145,400	3,273,524
Yoshinoya Holdings Co. Ltd.(b)	130,300	2,470,760
Zenkoku Hosho Co. Ltd.	75,500	2,678,572
Zensho Holdings Co. Ltd.	125,500	6,923,559
Zeon Corp.	195,600	1,818,316
Security	Shares	Value
Japan (continued)
Zojirushi Corp.	105,100	$1,140,009
ZOZO Inc.	159,200	5,222,150
		5,918,893,153
Kuwait — 0.2%
Agility Public Warehousing Co. KSC	2,410,203	1,958,273
Boubyan Bank KSCP	2,550,412	5,189,240
Boubyan Petrochemicals Co. KSCP	902,805	1,949,006
Gulf Bank KSCP	3,956,191	3,944,450
Humansoft Holding Co. KSC	157,625	1,311,456
Kuwait Finance House KSCP	13,100,411	33,346,350
Mabanee Co. KPSC	1,242,007	3,203,103
Mobile Telecommunications Co. KSCP	2,915,533	4,272,500
National Bank of Kuwait SAKP	10,233,166	31,950,587
National Industries Group Holding SAK	4,526,024	3,884,682
		91,009,647
Malaysia — 0.5%
AFFIN Bank Bhd	373,000	234,818
Alliance Bank Malaysia Bhd	1,867,000	2,175,849
AMMB Holdings Bhd	2,616,100	3,306,665
Axiata Group Bhd	3,505,400	1,741,885
British American Tobacco Malaysia Bhd	181,000	291,143
Bursa Malaysia Bhd	1,210,900	2,266,535
Carlsberg Brewery Malaysia Bhd	222,900	992,111
CELCOMDIGI Bhd	4,093,500	3,438,253
CIMB Group Holdings Bhd	9,256,500	16,616,658
Dialog Group Bhd	5,387,278	2,290,343
Fraser & Neave Holdings Bhd	174,600	995,700
Gamuda Bhd	6,012,500	5,433,235
Gas Malaysia Bhd	141,200	129,875
Genting Bhd	2,929,400	2,381,514
Genting Malaysia Bhd(b)	3,664,700	1,829,533
Hartalega Holdings Bhd	2,161,800	1,600,947
Hibiscus Petroleum Bhd	1,331,480	547,820
Hong Leong Bank Bhd	647,700	2,929,530
IHH Healthcare Bhd	2,981,100	4,788,486
IJM Corp. Bhd	4,111,800	2,194,441
Inari Amertron Bhd	4,747,400	2,682,891
IOI Corp. Bhd	2,445,900	2,037,597
Kossan Rubber Industries Bhd	2,137,300	1,070,891
KPJ Healthcare Bhd	4,169,400	2,106,977
Kuala Lumpur Kepong Bhd	450,900	2,010,373
Malayan Banking Bhd	7,167,700	16,617,235
Malaysia Airports Holdings Bhd	95,800	235,121
Malaysian Resources Corp. Bhd(b)	4,669,200	521,303
Maxis Bhd	2,823,900	2,201,333
MISC Bhd	1,313,100	2,129,874
MR DIY Group M Bhd(c)	7,314,850	2,748,977
My EG Services Bhd	13,761,900	2,935,013
Nationgate Holdings Bhd, NVS(b)	2,169,300	865,427
Nestle Malaysia Bhd	95,100	1,917,013
Pentamaster Corp. Bhd(b)	1,538,900	1,186,346
Petronas Chemicals Group Bhd	3,133,700	3,266,252
Petronas Dagangan Bhd	343,000	1,509,739
Petronas Gas Bhd	857,000	3,301,016
PPB Group Bhd	968,680	2,593,477
Press Metal Aluminium Holdings Bhd	4,589,800	5,026,063
Public Bank Bhd	17,295,000	16,705,375
QL Resources Bhd	3,708,600	3,796,552
RHB Bank Bhd	2,678,198	3,861,464
Sam Engineering & Equipment M Bhd	236,500	209,096
SD Guthrie Bhd	3,005,400	3,261,145
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Malaysia (continued)
Sime Darby Bhd	4,523,700	$2,277,638
Sime Darby Property Bhd	6,690,400	2,117,435
SP Setia Bhd Group	3,106,400	936,553
Sunway Bhd	3,275,300	3,186,792
Sunway REIT	4,361,100	1,847,828
Supermax Corp. Bhd(a)	2,489,177	596,070
Telekom Malaysia Bhd	1,559,600	2,302,736
Tenaga Nasional Bhd	3,523,500	10,740,086
TIME dotCom Bhd	1,928,200	2,008,262
Top Glove Corp. Bhd(a)	6,651,800	1,784,219
VS Industry Bhd	5,546,700	1,299,496
Yinson Holdings Bhd(b)	3,632,540	1,898,781
YTL Corp. Bhd	5,686,900	2,419,061
YTL Power International Bhd(b)	3,903,100	2,730,122
		177,126,970
Mexico — 0.5%
Alfa SAB de CV, Class A	3,673,463	3,008,332
Alsea SAB de CV	727,700	1,550,427
America Movil SAB de CV, Series B, Class B	23,900,500	16,689,520
Arca Continental SAB de CV	505,000	4,615,235
Banco del Bajio SA(c)	818,100	1,868,183
Bolsa Mexicana de Valores SAB de CV	693,400	1,067,104
Cemex SAB de CV, NVS	20,521,412	12,180,936
Coca-Cola Femsa SAB de CV	521,600	4,097,638
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)	1,301,000	1,101,851
Corp Inmobiliaria Vesta SAB de CV	1,136,500	2,970,959
FIBRA Macquarie Mexico(c)	1,285,863	1,959,635
Fibra Uno Administracion SA de CV	4,285,500	4,442,261
Fomento Economico Mexicano SAB de CV	2,329,800	19,804,762
GCC SAB de CV	202,900	1,885,456
Genomma Lab Internacional SAB de CV, Class B	916,500	1,248,566
Gentera SAB de CV	1,466,900	1,924,766
Gruma SAB de CV, Class B	220,935	3,828,993
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	327,812	3,094,772
Grupo Aeroportuario del Pacifico SAB de CV, Class B	504,910	9,332,136
Grupo Aeroportuario del Sureste SAB de CV, Class B	250,650	6,810,926
Grupo Bimbo SAB de CV, Series A, Class A	1,895,500	4,977,037
Grupo Carso SAB de CV, Series A1, Class A1	638,400	3,659,971
Grupo Financiero Banorte SAB de CV, Class O	3,197,700	22,097,801
Grupo Financiero Inbursa SAB de CV, Class O(a)	2,733,300	5,811,659
Grupo Mexico SAB de CV, Series B, Class B	3,922,800	19,231,602
Grupo Televisa SAB, CPO(b)	2,877,900	1,097,163
Industrias Penoles SAB de CV(a)	259,860	3,676,188
Kimberly-Clark de Mexico SAB de CV, Class A	1,864,800	2,787,931
Megacable Holdings SAB de CV, CPO	173,300	341,716
Operadora De Sites Mexicanos SAB de CV, Class A1(b)	2,374,355	1,129,772
Orbia Advance Corp. SAB de CV	1,229,978	784,095
Prologis Property Mexico SA de CV	1,319,881	4,114,676
Promotora y Operadora de Infraestructura SAB de CV	327,470	3,094,072
Qualitas Controladora SAB de CV	323,800	2,693,125
Regional SAB de CV	289,900	1,893,961
Wal-Mart de Mexico SAB de CV	6,186,400	16,037,709
		196,910,936
Security	Shares	Value
Netherlands — 2.7%
Aalberts NV	134,600	$4,750,966
ABN AMRO Bank NV, CVA(c)	550,907	9,240,428
Adyen NV(a)(c)	27,337	44,125,119
Aegon Ltd.	1,709,466	11,160,239
AerCap Holdings NV	257,506	24,617,574
Akzo Nobel NV	202,201	11,484,617
Allfunds Group PLC	532,394	2,737,730
AMG Critical Materials NV(b)	45,196	655,857
Arcadis NV	101,907	5,817,926
ASM International NV	56,714	32,904,525
ASML Holding NV	496,817	367,526,877
ASR Nederland NV	191,824	9,452,513
Basic-Fit NV(a)(b)(c)	63,319	1,601,501
BE Semiconductor Industries NV	97,931	12,489,276
Brunel International NV(b)	38,650	375,257
Coca-Cola Europacific Partners PLC	262,118	20,589,369
Corbion NV	85,159	1,988,202
CVC Capital Partners PLC(a)(c)	264,062	6,252,389
DSM-Firmenich AG	230,776	23,559,768
Eurocommercial Properties NV	85,121	2,077,526
EXOR NV, NVS	113,414	10,745,785
Flow Traders Ltd., NVS	59,283	1,489,603
Fugro NV	147,020	2,346,716
Havas NV(a)	1,056,844	1,665,386
Heineken Holding NV	173,552	10,464,290
Heineken NV	350,811	24,373,525
IMCD NV	74,303	11,635,875
ING Groep NV	4,100,500	68,153,948
InPost SA(a)	302,422	4,947,481
JDE Peet's NV	115,940	2,025,009
Just Eat Takeaway.com NV(a)(c)	231,675	2,797,587
Koninklijke Ahold Delhaize NV	1,163,413	41,228,560
Koninklijke BAM Groep NV	525,591	2,307,399
Koninklijke KPN NV	4,935,996	17,861,010
Koninklijke Philips NV(a)	1,002,627	27,634,665
Koninklijke Vopak NV	91,805	4,213,928
NN Group NV	328,729	15,087,426
OCI NV	170,606	1,964,604
Pharming Group NV(a)(b)	1,456,659	1,308,646
PostNL NV	691,122	703,331
Prosus NV	1,737,279	66,359,764
QIAGEN NV	260,790	11,580,959
Randstad NV	100,317	4,330,687
SBM Offshore NV	151,391	2,828,308
Signify NV(c)	145,203	3,134,451
TKH Group NV	62,727	2,309,371
TomTom NV(a)(b)	149,026	787,019
Universal Music Group NV	1,042,811	29,086,323
Van Lanschot Kempen NV	57,699	2,838,857
Wereldhave NV	65,887	999,386
Wolters Kluwer NV	300,330	54,558,551
		1,025,176,109
New Zealand — 0.2%
Air New Zealand Ltd.	1,604,013	570,090
Auckland International Airport Ltd.	1,588,776	7,744,102
Contact Energy Ltd.	957,050	5,020,395
EBOS Group Ltd.	193,384	4,363,904
Fisher & Paykel Healthcare Corp. Ltd.	737,380	15,600,840
Fletcher Building Ltd.(a)	1,043,627	1,679,630
Goodman Property Trust	1,552,045	1,825,597
Infratil Ltd.	1,107,679	7,005,097
Kiwi Property Group Ltd.	1,773,801	908,705

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
New Zealand (continued)
Mercury NZ Ltd.	995,880	$3,540,661
Meridian Energy Ltd.	1,776,601	5,913,390
Ryman Healthcare Ltd.(a)	828,850	2,038,718
Spark New Zealand Ltd.	2,427,163	3,984,617
		60,195,746
Norway — 0.5%
Aker ASA, Class A(b)	39,737	2,132,401
Aker BP ASA	407,066	8,496,459
Atea ASA	177,808	2,265,270
Austevoll Seafood ASA	175,698	1,716,823
Bakkafrost P/F	59,794	3,415,306
BW LPG Ltd.(c)	134,556	1,699,343
BW Offshore Ltd.	250,263	703,116
Crayon Group Holding ASA(a)(c)	154,372	1,439,675
DNB Bank ASA	1,111,930	23,618,150
DNO ASA	1,531,097	1,765,818
Elkem ASA(a)(c)	385,640	760,466
Entra ASA(a)(c)	136,052	1,408,757
Equinor ASA	1,026,817	24,729,627
Europris ASA(c)	385,025	2,808,913
Flex LNG Ltd.	92,231	2,361,450
Frontline PLC, NVS	187,210	3,284,076
Gjensidige Forsikring ASA	189,920	3,896,156
Golden Ocean Group Ltd.(a)	210,472	1,958,061
Grieg Seafood ASA(b)	151,472	1,001,677
Hoegh Autoliners ASA	171,170	1,552,862
Kongsberg Gruppen ASA	117,447	13,941,312
Leroy Seafood Group ASA	443,058	2,197,930
Mowi ASA	586,207	11,772,098
MPC Container Ships ASA	791,088	1,286,015
NEL ASA(a)(b)	3,138,246	654,027
Nordic Semiconductor ASA(a)	246,296	2,473,331
Norsk Hydro ASA	1,633,425	9,633,866
Norwegian Air Shuttle ASA(a)(b)	1,168,488	1,116,086
Orkla ASA	885,592	8,223,637
Protector Forsikring ASA	108,548	3,167,568
Salmar ASA	85,885	4,548,937
Scatec ASA(a)(c)	242,729	1,697,360
Schibsted ASA, Class A	97,703	2,900,351
Schibsted ASA, Class B	118,757	3,394,743
SpareBank 1 SMN	260,772	4,204,625
SpareBank 1 Sor-Norge ASA	270,703	3,858,407
Storebrand ASA	532,245	6,267,080
Subsea 7 SA	299,041	4,933,082
Telenor ASA	786,200	9,613,302
TGS ASA	298,793	3,007,098
TOMRA Systems ASA	309,647	4,576,893
Wallenius Wilhelmsen ASA	169,146	1,366,624
Yara International ASA	194,432	5,823,323
		201,672,101
Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR	241,924	3,086,950
Credicorp Ltd.	80,296	14,702,198
Southern Copper Corp.	106,998	9,803,157
		27,592,305
Philippines — 0.1%
Alliance Global Group Inc.	3,269,600	336,073
Ayala Corp.	338,635	3,152,317
Ayala Land Inc.	10,027,430	3,815,358
Bank of the Philippine Islands	2,256,511	4,491,916
BDO Unibank Inc.	3,496,812	8,242,875
Security	Shares	Value
Philippines (continued)
Bloomberry Resorts Corp.(a)	7,803,600	$458,540
Converge Information and Communications Technology Solutions Inc.	3,297,100	900,855
GT Capital Holdings Inc.	116,728	987,850
International Container Terminal Services Inc.	1,515,260	9,047,578
JG Summit Holdings Inc.	4,224,717	1,167,277
Jollibee Foods Corp.	675,530	2,569,127
Manila Electric Co.	385,400	2,957,861
Manila Water Co. Inc.	2,824,600	1,311,337
Megaworld Corp.	8,590,500	260,023
Metropolitan Bank & Trust Co.	2,361,897	2,800,079
PLDT Inc.	100,775	2,306,310
Semirara Mining & Power Corp., Class A	462,200	273,964
SM Investments Corp.	349,225	4,652,763
SM Prime Holdings Inc.	13,938,800	5,512,381
Universal Robina Corp.	1,221,370	1,270,482
		56,514,966
Poland — 0.3%
Alior Bank SA	155,960	3,599,857
Allegro.eu SA (a)(c)	661,093	4,851,584
Asseco Poland SA	130,047	3,774,082
Bank Millennium SA(a)	1,015,072	2,588,243
Bank Polska Kasa Opieki SA	220,938	8,666,941
Budimex SA	15,322	1,794,103
CCC SA(a)	65,606	2,757,457
CD Projekt SA	86,673	4,482,296
Cyfrowy Polsat SA(a)(b)	383,497	1,453,412
Dino Polska SA(a)(c)	61,187	6,775,567
Enea SA	278,887	959,468
Grupa Azoty SA(a)(b)	73,664	398,956
Grupa Kety SA	11,719	2,195,449
KGHM Polska Miedz SA	162,899	4,994,821
KRUK SA	21,707	2,282,404
LPP SA	1,268	5,116,147
mBank SA(a)	20,243	3,125,524
Orange Polska SA	895,613	1,756,229
ORLEN SA	688,916	9,083,914
PGE Polska Grupa Energetyczna SA(a)	1,221,382	1,960,137
Powszechna Kasa Oszczednosci Bank Polski SA	1,101,879	18,078,218
Powszechny Zaklad Ubezpieczen SA	747,396	9,164,283
Santander Bank Polska SA	40,607	5,040,762
Tauron Polska Energia SA(a)(b)	1,311,404	1,371,243
		106,271,097
Portugal — 0.1%
Altri SGPS SA(b)	213,023	1,272,903
Banco Comercial Portugues SA, Class R	8,425,980	4,398,293
CTT-Correios de Portugal SA	184,438	1,125,022
EDP Renovaveis SA	341,021	3,190,574
EDP SA	3,741,833	11,764,973
Galp Energia SGPS SA	588,490	9,849,065
Jeronimo Martins SGPS SA	327,760	6,477,349
Navigator Co. SA (The)	447,065	1,633,695
NOS SGPS SA	524,864	1,848,558
REN - Redes Energeticas Nacionais SGPS SA	803,923	1,980,726
Sonae SGPS SA	2,503,155	2,339,693
		45,880,851
Qatar — 0.2%
Barwa Real Estate Co.	3,601,372	2,828,073
Commercial Bank PSQC (The)	3,674,494	4,633,644
Doha Bank QPSC	2,266,514	1,286,234
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Qatar (continued)
Dukhan Bank	3,393,695	$3,431,999
Industries Qatar QSC	2,166,183	8,157,684
Masraf Al Rayan QSC	7,710,435	5,048,307
Mesaieed Petrochemical Holding Co.	5,715,499	2,398,368
Ooredoo QPSC	1,150,001	4,075,322
Qatar Aluminum Manufacturing Co.	6,988,311	2,620,025
Qatar Electricity & Water Co. QSC	854,399	3,708,518
Qatar Fuel QSC	319,167	1,342,027
Qatar Gas Transport Co. Ltd.	3,085,543	3,645,177
Qatar International Islamic Bank QSC	943,692	2,754,058
Qatar Islamic Bank QPSC	2,112,432	11,933,915
Qatar National Bank QPSC	5,564,245	25,480,117
Qatar Navigation QSC	757,781	2,275,931
United Development Co. QSC	2,244,467	708,078
Vodafone Qatar QSC	5,829,116	3,293,602
		89,621,079
Russia — 0.0%
Aeroflot PJSC(a)(d)	2,248,580	228
Alrosa PJSC(a)(d)	2,008,230	204
Detsky Mir PJSC(a)(c)(d)	1,459,210	148
Mobile TeleSystems PJSC(a)(d)	1,079,812	110
Moscow Exchange MICEX-RTS PJSC(a)(d)	1,165,970	118
Ozon Holdings PLC, ADR(a)(d)	48,614	5
PhosAgro PJSC, GDR(a)(d)(e)	2	—
PhosAgro PJSC, New(a)(d)	1,044	10
Polyus PJSC(a)(d)	29,956	3
Rosneft Oil Co. PJSC(a)(d)	1,203,679	122
Sberbank of Russia PJSC(a)(d)	10,330,470	1,048
Severstal PAO(a)(d)	165,788	17
Sistema AFK PAO(a)(d)	5,373,780	545
TCS Group Holding PLC, GDR(a)(d)(e)	134,948	14
United Co. RUSAL International PJSC(a)(d)	2,395,510	243
VK Co. Ltd.(a)(d)	113,735	12
VTB Bank PJSC(a)(d)	687,174	—
X5 Retail Group NV, GDR(a)(d)	128,602	13
		2,840
Saudi Arabia — 1.2%
Abdullah Al Othaim Markets Co.	801,061	2,285,267
ACWA Power Co.	181,660	19,808,422
Ades Holding Co.	466,972	2,233,809
Advanced Petrochemical Co.(a)	259,557	2,173,088
Al Hammadi Holding	106,887	1,256,366
Al Rajhi Bank	2,435,385	64,231,189
Al Rajhi Co. for Co-operative Insurance(a)	58,811	2,723,801
Aldrees Petroleum and Transport Services Co.	103,929	3,935,353
Alinma Bank	1,671,841	13,300,195
Almarai Co. JSC	479,651	7,528,343
Alujain Corp.(a)	104,257	1,036,619
Arab National Bank	1,025,894	5,848,285
Arabian Contracting Services Co.(a)	17,302	707,316
Arabian Internet & Communications Services Co.	33,571	2,853,684
Arriyadh Development Co.	266,763	2,473,317
Astra Industrial Group	64,265	3,221,217
Bank AlBilad	919,767	9,777,401
Bank Al-Jazira(a)	741,159	3,720,546
Banque Saudi Fransi	1,529,331	6,543,599
Bupa Arabia for Cooperative Insurance Co.	93,881	4,655,629
Catrion Catering Holding Co.	95,468	3,372,422
City Cement Co.	209,134	1,152,419
Co. for Cooperative Insurance (The)	120,446	4,875,373
Security	Shares	Value
Saudi Arabia (continued)
Dallah Healthcare Co.	57,835	$2,454,830
Dar Al Arkan Real Estate Development Co.(a)	887,022	3,901,068
Dr Sulaiman Al Habib Medical Services Group Co.	107,522	8,376,551
Electrical Industries Co.	882,993	1,718,572
Elm Co.	31,152	9,676,082
Emaar Economic City(a)	404,249	1,957,278
Etihad Atheeb Telecommunication Co.	29,362	816,457
Etihad Etisalat Co.	512,606	7,913,159
Jarir Marketing Co.	733,316	2,505,212
Leejam Sports Co. JSC	55,662	2,703,926
Middle East Healthcare Co.(a)	79,470	1,730,092
Mobile Telecommunications Co. Saudi Arabia	765,593	2,162,750
Mouwasat Medical Services Co.	160,321	3,934,946
Nahdi Medical Co.	54,097	1,700,956
National Agriculture Development Co. (The)(a)	299,971	2,046,783
National Gas & Industrialization Co.	115,498	3,238,394
National Industrialization Co.(a)	592,621	1,613,999
Power & Water Utility Co. for Jubail & Yanbu	138,204	1,892,983
Riyad Bank	1,769,479	13,814,323
SABIC Agri-Nutrients Co.	305,698	9,372,024
Sahara International Petrochemical Co.	534,446	3,320,081
SAL Saudi Logistics Services	35,918	2,620,746
Saudi Arabian Mining Co.(a)	1,625,958	21,092,601
Saudi Arabian Oil Co.(c)	6,984,689	51,685,520
Saudi Aramco Base Oil Co.	78,665	2,337,715
Saudi Awwal Bank	1,197,296	11,468,441
Saudi Basic Industries Corp.	1,087,444	19,425,373
Saudi Cement Co.	116,715	1,347,418
Saudi Chemical Co. Holding	1,048,593	2,891,096
Saudi Electricity Co.	1,131,661	5,132,890
Saudi Ground Services Co.	217,356	3,116,779
Saudi Industrial Investment Group	397,303	1,856,955
Saudi Investment Bank (The)	503,956	2,028,032
Saudi Kayan Petrochemical Co.(a)	1,016,582	1,847,924
Saudi National Bank (The)	3,715,122	33,839,816
Saudi Public Transport Co.(a)	183,000	992,628
Saudi Real Estate Co.(a)	285,980	2,046,637
Saudi Research & Media Group(a)	51,322	3,632,100
Saudi Tadawul Group Holding Co.	51,698	2,898,568
Saudi Telecom Co.	2,350,300	27,235,849
Saudia Dairy & Foodstuff Co.	34,928	3,076,815
Savola Group (The)(a)	167,690	1,743,650
Seera Group Holding(a)	362,403	2,325,167
Southern Province Cement Co.	97,807	885,021
United Electronics Co.	107,318	2,815,499
United International Transportation Co.	109,176	2,493,198
Yamama Cement Co.	232,365	2,328,522
Yanbu Cement Co.	172,194	1,146,828
Yanbu National Petrochemical Co.	299,012	2,989,221
		473,865,135
Singapore — 1.1%
CapitaLand Ascendas REIT	4,370,448	8,285,700
CapitaLand Ascott Trust	3,528,965	2,319,826
CapitaLand China Trust(b)	2,915,841	1,571,456
CapitaLand Integrated Commercial Trust	6,828,759	9,747,840
CapitaLand Investment Ltd./Singapore	2,976,900	5,359,237
CDL Hospitality Trusts(b)	2,490,681	1,581,738
City Developments Ltd.	767,400	2,844,932
ComfortDelGro Corp. Ltd.	2,336,000	2,421,088
DBS Group Holdings Ltd.	2,444,500	80,013,185
ESR-LOGOS REIT(b)	15,030,247	2,875,544

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Singapore (continued)
First Resources Ltd.	1,155,500	$1,230,390
Frasers Centrepoint Trust	2,109,362	3,310,693
Frasers Hospitality Trust	1,831,900	779,837
Frasers Logistics & Commercial Trust(b)	3,187,113	2,067,393
Genting Singapore Ltd.	6,179,900	3,422,009
Golden Agri-Resources Ltd.	9,946,700	1,793,187
Grab Holdings Ltd., Class A(a)(b)	2,583,144	11,830,800
Hafnia Ltd.	533,975	2,813,990
Hutchison Port Holdings Trust, Class U	8,608,500	1,368,751
iFAST Corp. Ltd.	296,000	1,623,663
Keppel DC REIT	2,238,287	3,610,088
Keppel Infrastructure Trust	9,797,536	3,280,264
Keppel Ltd.(b)	1,722,100	8,554,858
Keppel REIT	3,436,580	2,155,836
Mapletree Industrial Trust	2,518,960	3,883,421
Mapletree Logistics Trust(b)	4,173,056	3,729,042
Mapletree Pan Asia Commercial Trust(b)	2,466,493	2,184,492
NetLink NBN Trust	6,149,100	3,891,263
Oversea-Chinese Banking Corp. Ltd.	4,192,950	53,480,136
Parkway Life REIT	1,067,700	3,033,978
Raffles Medical Group Ltd.(b)	1,560,000	958,499
SATS Ltd.	1,617,297	4,025,199
Sea Ltd., ADR(a)	466,149	56,772,287
Seatrium Ltd.(a)	2,803,689	4,583,037
Sembcorp Industries Ltd.	1,149,900	4,703,638
Sheng Siong Group Ltd.	2,121,700	2,541,132
SIA Engineering Co. Ltd.	600,600	1,050,659
Singapore Airlines Ltd.(b)	1,802,500	8,408,470
Singapore Exchange Ltd.	1,024,600	9,218,805
Singapore Post Ltd.	2,653,000	1,080,624
Singapore Technologies Engineering Ltd.	1,986,300	7,049,835
Singapore Telecommunications Ltd.	9,793,800	23,929,799
Starhill Global REIT	4,624,700	1,735,539
StarHub Ltd.	836,100	755,760
Suntec REIT(b)	2,683,300	2,343,161
United Overseas Bank Ltd.	1,541,700	42,380,779
UOL Group Ltd.	501,800	1,871,437
Venture Corp. Ltd.(b)	229,700	2,131,710
Wilmar International Ltd.	2,072,600	4,738,092
Yangzijiang Financial Holding Ltd.	2,768,500	964,414
Yangzijiang Shipbuilding Holdings Ltd.	3,274,800	7,333,843
Yanlord Land Group Ltd.(a)(b)	925,900	387,026
		424,028,382
South Africa — 0.9%
Absa Group Ltd.	1,011,268	10,049,619
Adcock Ingram Holdings Ltd.	117,088	418,903
AECI Ltd.	241,092	1,071,348
African Rainbow Minerals Ltd.	226,398	1,950,607
Anglo American Platinum Ltd.	88,611	3,108,785
Anglogold Ashanti PLC, NVS	609,313	18,346,926
Aspen Pharmacare Holdings Ltd.	468,017	4,471,620
AVI Ltd.	488,952	2,578,432
Barloworld Ltd.	309,308	1,778,399
Bid Corp. Ltd.	445,613	11,365,427
Bidvest Group Ltd. (The)	371,990	5,074,558
Capitec Bank Holdings Ltd.	109,807	17,483,359
Clicks Group Ltd.	322,522	6,207,890
Coronation Fund Managers Ltd.	234,318	459,543
Dis-Chem Pharmacies Ltd.(c)	485,815	888,288
Discovery Ltd.	636,561	6,167,137
Exxaro Resources Ltd.	323,956	3,032,654
FirstRand Ltd.	6,158,699	25,056,673
Security	Shares	Value
South Africa (continued)
Foschini Group Ltd. (The)	431,372	$3,281,729
Gold Fields Ltd.	1,129,816	19,303,702
Grindrod Ltd.	340,000	223,482
Growthpoint Properties Ltd.	3,469,984	2,241,815
Harmony Gold Mining Co. Ltd.	697,517	7,936,033
Impala Platinum Holdings Ltd.(a)	1,104,860	6,064,208
Investec Ltd.	453,418	2,893,774
JSE Ltd.	192,033	1,215,567
Kumba Iron Ore Ltd.	84,839	1,762,139
Life Healthcare Group Holdings Ltd.	1,862,031	1,569,757
Momentum Group Ltd.	1,713,326	2,642,094
Motus Holdings Ltd.	307,593	1,812,383
Mr. Price Group Ltd.	334,200	4,455,152
MTN Group Ltd.	2,087,847	12,806,828
MultiChoice Group(a)	456,180	2,637,090
Naspers Ltd., Class N	217,521	45,859,987
Nedbank Group Ltd.	507,312	7,463,925
NEPI Rockcastle NV	623,308	4,710,217
Netcare Ltd.	1,702,755	1,293,301
Ninety One Ltd.	267,376	490,908
Northam Platinum Holdings Ltd.	457,324	3,100,232
Oceana Group Ltd.	84,483	304,152
Old Mutual Ltd.	5,790,895	3,828,050
OUTsurance Group Ltd., NVS	1,237,248	4,174,160
Pepkor Holdings Ltd.(c)	2,168,737	2,989,025
Pick n Pay Stores Ltd.(a)	1,181,713	1,815,344
Redefine Properties Ltd.	10,037,798	2,376,967
Reinet Investments SCA	203,156	5,028,417
Remgro Ltd.	563,936	4,356,638
Resilient REIT Ltd.	536,106	1,664,059
Reunert Ltd.	350,150	1,284,774
Sanlam Ltd.	2,269,859	9,891,033
Sappi Ltd.	834,505	2,135,093
Sasol Ltd.	679,532	3,151,806
Shoprite Holdings Ltd.	634,116	9,679,370
Sibanye Stillwater Ltd.(a)	3,371,880	3,249,425
SPAR Group Ltd. (The)(a)	284,276	2,133,611
Standard Bank Group Ltd.	1,661,856	19,383,650
Super Group Ltd./South Africa	727,865	1,103,339
Telkom SA SOC Ltd.(a)	609,619	1,092,218
Thungela Resources Ltd.	176,944	1,289,000
Tiger Brands Ltd.	189,302	2,798,113
Truworths International Ltd.	638,093	2,928,414
Vodacom Group Ltd.	759,012	4,439,230
Vukile Property Fund Ltd.	962,949	896,845
Wilson Bayly Holmes-Ovcon Ltd.	62,512	702,664
Woolworths Holdings Ltd./South Africa	1,092,456	3,395,344
		349,365,232
South Korea — 2.7%
ABLBio Inc.(a)	80,919	2,000,376
Advanced Nano Products Co. Ltd.	23,172	1,042,024
Alteogen Inc.(a)	50,063	12,683,229
Amorepacific Corp.	36,010	3,197,185
Amorepacific Group	38,545	637,447
Asiana Airlines Inc.(a)	56,186	407,391
BGF retail Co. Ltd.	10,488	745,860
BH Co. Ltd.	46,296	480,125
Bioneer Corp.(a)	32,903	410,042
BNK Financial Group Inc.	288,654	2,406,155
Celltrion Inc.	202,100	24,838,207
Celltrion Pharm Inc.(a)	27,850	1,012,207
Chabiotech Co. Ltd.(a)	122,001	952,548
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Cheil Worldwide Inc.(a)	97,864	$1,153,316
Cheryong Electric Co. Ltd.	15,330	580,434
CJ CGV Co. Ltd.(a)	145,150	508,359
CJ CheilJedang Corp.	9,104	1,509,281
CJ Corp.	18,039	1,177,323
CJ ENM Co. Ltd.(a)	12,240	449,962
CJ Logistics Corp.	12,220	668,393
Classys Inc.	36,127	1,338,184
Cosmax Inc.(a)	15,175	1,708,334
CosmoAM&T Co. Ltd.(a)	34,396	1,238,849
Cosmochemical Co. Ltd.(a)(b)	53,631	739,694
Coway Co. Ltd.	66,779	3,532,674
CS Wind Corp.	40,188	1,149,158
Daejoo Electronic Materials Co. Ltd.(a)	23,521	1,644,194
Daesang Corp.	39,383	506,000
Daewoo Engineering & Construction Co. Ltd.(a)	241,803	559,196
Daewoong Pharmaceutical Co. Ltd.	8,311	781,690
DB HiTek Co. Ltd.	55,539	1,225,119
DB Insurance Co. Ltd.	57,940	3,855,147
Dentium Co. Ltd.(a)	16,072	766,436
DGB Financial Group Inc.	256,944	1,624,340
DL E&C Co. Ltd.	39,366	845,102
DL Holdings Co. Ltd.	15,408	337,363
Dong-A Socio Holdings Co. Ltd.	9,555	629,050
Dong-A ST Co. Ltd.	14,612	503,220
Dongjin Semichem Co. Ltd.(a)	89,976	1,339,889
Doosan Bobcat Inc.	75,836	2,491,328
Doosan Co. Ltd.	9,066	1,751,979
Doosan Enerbility Co. Ltd.(a)	573,268	9,355,997
Doosan Fuel Cell Co. Ltd.(a)	77,000	859,047
DoubleUGames Co. Ltd.	19,485	655,161
Douzone Bizon Co. Ltd.	31,275	1,466,900
Ecopro BM Co. Ltd.(a)(b)	62,057	5,538,992
Ecopro Co. Ltd.(a)	123,828	5,149,262
Ecopro HN Co. Ltd.	31,029	643,591
Ecopro Materials Co. Ltd.(a)	21,469	1,035,856
E-MART Inc.	22,933	1,013,924
Enchem Co. Ltd.(a)	18,091	1,605,889
Eo Technics Co. Ltd.(b)	14,958	1,453,888
F&F Co. Ltd./New	23,805	1,047,551
Fila Holdings Corp.	68,630	1,847,795
Foosung Co. Ltd.(a)	131,656	456,265
Grand Korea Leisure Co. Ltd.	77,184	628,253
Green Cross Corp.(a)	11,584	1,093,821
Green Cross Holdings Corp.(a)(b)	37,262	373,270
GS Engineering & Construction Corp.(a)	124,335	1,471,687
GS Holdings Corp.	64,773	1,708,885
GS Retail Co. Ltd.	64,170	673,951
Hana Financial Group Inc.	365,285	15,119,342
Hana Micron Inc.(a)(b)	95,722	666,475
Hana Tour Service Inc.	35,297	1,354,470
Hanall Biopharma Co. Ltd.(a)	62,501	1,735,941
Hanjin Kal Corp.	45,971	2,644,507
Hankook Tire & Technology Co. Ltd.	103,815	2,912,642
Hanmi Pharm Co. Ltd.	9,484	1,584,297
Hanmi Semiconductor Co. Ltd.	54,744	4,197,063
Hanon Systems	265,899	778,184
Hansol Chemical Co. Ltd.	13,109	830,086
Hanssem Co. Ltd.	12,601	405,296
Hanwha Aerospace Co. Ltd.	42,195	11,560,849
Hanwha Corp.	69,688	1,456,106
Hanwha Engine(a)	94,270	1,472,269
Security	Shares	Value
South Korea (continued)
Hanwha Industrial Solutions Co. Ltd./ New(a)	48,264	$1,060,787
Hanwha Life Insurance Co. Ltd.	635,485	1,085,959
Hanwha Ocean Co. Ltd.(a)	102,489	4,006,343
Hanwha Solutions Corp.	217,884	2,938,104
HD Hyundai Co. Ltd.	57,357	3,262,685
HD Hyundai Electric Co. Ltd.	29,597	8,269,491
HD Hyundai Heavy Industries Co. Ltd.(a)	30,293	6,442,920
HD Hyundai Infracore Co. Ltd.	159,817	804,161
HD Hyundai Mipo(a)	36,102	3,068,499
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	52,668	8,348,008
HDC Hyundai Development Co-Engineering & Construction, Class E	74,069	842,713
HL Mando Co. Ltd.	54,413	1,655,985
HLB Inc.(a)	157,139	8,661,186
HLB Life Science Co. Ltd.(a)(b)	196,351	1,431,270
HMM Co. Ltd.	341,149	4,446,675
Hotel Shilla Co. Ltd.	41,005	1,076,103
HPSP Co. Ltd.(a)	72,696	1,509,574
HS Hyosung Advanced Materials Corp.	5,772	695,616
Hugel Inc.(a)	14,692	2,386,699
HYBE Co. Ltd.	25,478	3,932,087
Hyosung Corp.	9,684	303,461
Hyosung Heavy Industries Corp.	7,468	2,290,804
Hyosung TNC Corp.	3,715	568,469
Hyundai Bioscience Co. Ltd.(a)	69,521	659,134
Hyundai Department Store Co. Ltd.	21,210	733,048
Hyundai Elevator Co. Ltd.	63,513	2,309,845
Hyundai Engineering & Construction Co. Ltd.	87,197	1,856,264
Hyundai Glovis Co. Ltd.	45,578	4,656,182
Hyundai Marine & Fire Insurance Co. Ltd.	99,560	1,689,754
Hyundai Mobis Co. Ltd.	77,864	14,050,995
Hyundai Motor Co.	173,405	24,406,587
Hyundai Rotem Co. Ltd.	107,178	4,339,802
Hyundai Steel Co.	104,316	1,653,501
Hyundai Wia Corp.	17,876	476,991
Industrial Bank of Korea	344,623	3,671,222
ISC Co. Ltd.	14,067	641,069
ISU Specialty Chemical, NVS(a)	25,898	580,586
IsuPetasys Co. Ltd.	70,376	1,841,510
JB Financial Group Co. Ltd.	145,851	1,977,307
Jusung Engineering Co. Ltd.	69,664	1,499,730
JW Pharmaceutical Corp.	42,544	681,873
JYP Entertainment Corp.	46,427	2,386,740
Kakao Corp.	396,209	10,402,351
Kakao Games Corp.(a)	57,672	640,932
KakaoBank Corp.	198,141	2,872,049
Kangwon Land Inc.	114,259	1,314,283
KB Financial Group Inc.	475,286	29,777,284
KCC Corp.	8,298	1,410,843
KEPCO Engineering & Construction Co. Inc.	29,551	1,392,959
KEPCO Plant Service & Engineering Co. Ltd.	26,600	846,985
KG Mobility Co.(a)	88,242	226,280
Kia Corp.	301,979	21,071,439
KIWOOM Securities Co. Ltd.	22,954	1,967,675
Koh Young Technology Inc.	92,954	1,038,242
Kolmar Korea Co. Ltd.	46,698	1,933,097
Kolon Industries Inc.(a)	24,923	478,651
Korea Aerospace Industries Ltd.	90,015	3,288,418
Korea Electric Power Corp.(a)	305,384	4,407,381
Korea Gas Corp.(a)	49,309	1,155,010
Korea Investment Holdings Co. Ltd.	50,141	2,726,597

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Korea Zinc Co. Ltd.	7,070	$3,997,559
Korean Air Lines Co. Ltd.	203,111	3,448,245
Korean Reinsurance Co.	384,593	2,176,585
Krafton Inc.(a)	35,788	8,916,772
KT&G Corp.	131,214	9,950,422
Kum Yang Co. Ltd.(a)(b)	48,835	601,160
Kumho Petrochemical Co. Ltd.	23,772	1,720,013
Kumho Tire Co. Inc.(a)	246,156	886,352
L&F Co. Ltd.(a)	30,527	1,832,874
Lake Materials Co. Ltd.(a)	96,534	761,112
LEENO Industrial Inc.	14,026	2,047,667
LG Chem Ltd.	60,894	9,876,126
LG Corp.	112,474	5,765,876
LG Display Co. Ltd.(a)(b)	336,645	2,130,562
LG Electronics Inc.	136,140	7,843,839
LG Energy Solution Ltd.(a)(b)	60,243	14,503,186
LG H&H Co. Ltd.	10,499	2,207,956
LG Innotek Co. Ltd.	18,353	1,863,524
LG Uplus Corp.	265,118	1,826,823
LIG Nex1 Co. Ltd.	21,427	3,323,501
LigaChem Biosciences Inc.(a)	43,496	3,752,727
Lotte Chemical Corp.	22,840	889,839
Lotte Chilsung Beverage Co. Ltd.	4,748	337,369
Lotte Energy Materials Corp.	34,126	513,079
Lotte Fine Chemical Co. Ltd.	42,454	1,156,996
Lotte Shopping Co. Ltd.	12,216	452,241
Lotte Wellfood Co. Ltd.	6,530	460,443
LS Corp.	24,601	1,993,540
LS Electric Co. Ltd.	20,485	3,235,960
Lunit Inc.(a)	37,214	1,729,941
LX International Corp.	65,510	1,120,263
LX Semicon Co. Ltd.	16,941	656,243
Medytox Inc.	8,402	680,318
Meritz Financial Group Inc.	126,861	9,923,218
Mirae Asset Securities Co. Ltd.	332,885	1,919,451
Naturecell Co. Ltd.(a)	78,308	969,171
NAVER Corp.	178,181	26,386,297
NCSoft Corp.	19,748	2,337,031
Netmarble Corp.(a)(c)	32,062	971,519
Nexen Tire Corp.	48,963	185,863
Nexon Games Co. Ltd.(a)	73,258	663,145
NH Investment & Securities Co. Ltd.	238,616	2,360,559
NongShim Co. Ltd.	5,795	1,387,255
OCI Co. Ltd.(a)	9,539	447,648
OCI Holdings Co. Ltd.(a)	21,533	1,165,793
Orion Corp./Republic of Korea	30,061	2,088,863
Oscotec Inc.(a)	56,282	1,026,905
Pan Ocean Co. Ltd.	354,924	807,883
Paradise Co. Ltd.	57,062	387,483
Pearl Abyss Corp.(a)	45,056	896,054
PI Advanced Materials Co. Ltd.(a)	26,582	318,247
Poongsan Corp.	31,668	1,148,213
Posco DX Co. Ltd.	74,023	951,315
POSCO Future M Co. Ltd.	38,152	3,714,712
POSCO Holdings Inc.	88,991	15,853,914
Posco International Corp.	66,448	1,910,208
Rainbow Robotics(a)	14,975	3,061,319
S-1 Corp.	20,485	839,583
Sam Chun Dang Pharm Co. Ltd.(a)	23,457	2,942,500
Samsung Biologics Co. Ltd.(a)(c)	22,437	16,594,314
Samsung C&T Corp.	108,587	8,901,559
Samsung E&A Co. Ltd.	192,710	2,377,069
Security	Shares	Value
South Korea (continued)
Samsung Electro-Mechanics Co. Ltd.	67,014	$6,138,012
Samsung Electronics Co. Ltd.	5,961,490	212,906,982
Samsung Fire & Marine Insurance Co. Ltd.	39,235	10,240,194
Samsung Heavy Industries Co. Ltd.(a)	804,224	7,151,483
Samsung Life Insurance Co. Ltd.(a)	93,009	5,675,484
Samsung SDI Co. Ltd.	67,993	10,302,152
Samsung SDS Co. Ltd.	44,224	3,656,437
Samsung Securities Co. Ltd.	84,601	2,638,925
Samyang Foods Co. Ltd.	5,354	2,507,336
SD Biosensor Inc.(a)(b)	56,710	436,321
Seah Besteel Holdings Corp.	26,113	345,222
Seegene Inc.	56,570	916,994
Seojin System Co. Ltd.(a)	75,396	1,274,843
SFA Engineering Corp.	40,481	527,797
Shin Poong Pharmaceutical Co. Ltd.(a)	56,311	396,600
Shinhan Financial Group Co. Ltd.	543,858	18,944,647
Shinsegae Inc.	8,694	791,758
Shinsung Delta Tech Co. Ltd.(a)	27,642	1,744,438
Silicon2 Co. Ltd.(a)	37,971	797,943
SK Biopharmaceuticals Co. Ltd.(a)	40,729	3,030,909
SK Bioscience Co. Ltd.(a)	39,701	1,330,540
SK Chemicals Co. Ltd.	20,766	589,860
SK Hynix Inc.	679,862	91,529,540
SK IE Technology Co. Ltd.(a)(c)	39,332	617,500
SK Inc.	47,318	4,789,908
SK Innovation Co. Ltd.(a)	71,648	6,243,889
SK Networks Co. Ltd.	167,542	482,157
SK Square Co. Ltd.(a)	117,880	7,532,622
SK Telecom Co. Ltd.	27,228	1,036,820
SKC Co. Ltd.(a)	29,927	3,194,086
SM Entertainment Co. Ltd.	22,920	1,311,708
S-Oil Corp.	56,168	2,349,630
SOLUM Co. Ltd.(a)	107,378	1,387,308
Solus Advanced Materials Co. Ltd.	57,717	395,729
Soop Co. Ltd.	16,065	882,081
Soulbrain Co. Ltd.	9,655	1,111,186
Synopex Inc.(a)	103,535	415,661
Taihan Electric Wire Co. Ltd.(a)	125,982	1,129,481
TCC Steel	42,256	796,942
TechWing Inc.	38,871	1,192,726
TKG Huchems Co. Ltd.	39,610	461,456
Tongyang Life Insurance Co. Ltd.	107,258	341,122
Webzen Inc.	34,492	326,932
Wemade Co. Ltd.(a)	35,954	983,052
Woori Financial Group Inc.	753,622	8,291,429
YG Entertainment Inc.(a)	18,444	630,448
Youngone Corp.	21,168	636,734
Youngone Holdings Co. Ltd.	15,947	894,767
Yuhan Corp.	74,329	6,586,684
		1,049,467,216
Spain — 1.7%
Acciona SA	34,389	3,874,555
Acerinox SA	237,492	2,383,184
ACS Actividades de Construccion y Servicios SA	246,566	12,553,710
Aena SME SA(c)	90,992	19,596,051
Almirall SA	136,557	1,341,111
Amadeus IT Group SA	546,457	39,988,384
Atresmedia Corp. de Medios de Comunicacion SA	138,677	633,830
Banco Bilbao Vizcaya Argentaria SA	7,111,882	80,968,467
Banco de Sabadell SA	6,898,119	16,260,066
Banco Santander SA	19,045,633	97,599,415
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Spain (continued)
Bankinter SA	836,208	$7,124,555
CaixaBank SA	4,717,620	28,557,446
Cellnex Telecom SA(c)	656,273	21,980,683
CIE Automotive SA	114,454	3,050,753
Construcciones y Auxiliar de Ferrocarriles SA	45,634	1,690,064
Enagas SA	292,854	3,706,342
Ence Energia y Celulosa SA	277,571	1,001,691
Endesa SA	326,915	7,237,348
Faes Farma SA	812,348	2,983,265
Ferrovial SE	627,397	26,779,373
Fluidra SA	140,877	3,617,019
Gestamp Automocion SA(c)	202,590	554,451
Global Dominion Access SA(b)(c)	253,546	795,662
Grifols SA(a)(b)	328,489	2,810,431
Iberdrola SA	7,480,671	105,713,559
Iberdrola SA, NVS	128,977	1,822,646
Indra Sistemas SA	185,684	3,558,854
Industria de Diseno Textil SA	1,339,358	72,701,194
Inmobiliaria Colonial SOCIMI SA	379,388	2,140,788
Laboratorios Farmaceuticos Rovi SA	30,020	2,027,308
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	886,333	1,147,514
Logista Integral SA	68,736	2,076,857
Mapfre SA	826,986	2,297,645
Melia Hotels International SA	190,380	1,417,827
Merlin Properties SOCIMI SA	443,363	5,109,439
Neinor Homes SA(c)	57,545	1,006,495
Pharma Mar SA	22,806	2,181,612
Prosegur Cia. de Seguridad SA	370,157	693,506
Redeia Corp. SA	286,554	4,820,158
Repsol SA	1,376,000	15,991,721
Sacyr SA	760,147	2,486,268
Sacyr SA, NVS	19,004	62,337
Solaria Energia y Medio Ambiente SA(a)(b)	125,388	981,065
Talgo SA(a)(b)(c)	192,819	780,119
Tecnicas Reunidas SA(a)	102,250	1,443,818
Telefonica SA	5,011,049	20,416,494
Unicaja Banco SA(c)	1,842,891	2,622,258
Vidrala SA	10,941	1,120,311
Viscofan SA	52,059	3,299,768
		645,007,417
Sweden — 2.5%
AAK AB	216,843	6,302,470
AddLife AB, Class B	176,831	2,410,211
AddTech AB, Class B	338,705	9,886,175
AFRY AB	148,257	2,359,867
Alfa Laval AB	366,954	16,357,565
Alimak Group AB(c)	85,139	892,256
Alleima AB, NVS	295,828	2,452,725
Arjo AB, Class B	381,174	1,368,236
Assa Abloy AB, Class B	1,299,026	39,797,358
Atlas Copco AB, Class A	3,373,870	56,363,050
Atlas Copco AB, Class B	1,864,686	27,721,539
Attendo AB(c)	121,070	560,155
Avanza Bank Holding AB	165,644	4,967,237
Axfood AB	127,924	2,745,893
Beijer Ref AB, Class B	499,453	7,411,310
Betsson AB, Class B	210,874	2,882,073
Bilia AB, Class A	116,515	1,365,987
Billerud Aktiebolag	301,162	3,096,418
BioArctic AB, Class B(a)(b)(c)	52,857	1,050,768
BioGaia AB, Class B	185,281	2,028,636
Security	Shares	Value
Sweden (continued)
Biotage AB	115,016	$1,472,995
Boliden AB	333,647	10,021,183
BoneSupport Holding AB(a)(c)	103,280	3,237,315
Bravida Holding AB(c)	288,931	2,305,693
Bufab AB	51,201	2,158,349
Bure Equity AB	77,390	2,815,521
Camurus AB(a)	59,878	3,209,323
Castellum AB(a)	475,661	5,158,936
Catena AB	52,340	2,279,999
Clas Ohlson AB, Class B	86,721	1,850,975
Cloetta AB, Class B	539,566	1,377,164
Corem Property Group AB, Class B	996,809	528,569
Dios Fastigheter AB	134,762	932,218
Dometic Group AB(c)	423,866	2,146,468
Electrolux AB, Class B(a)	320,593	2,905,012
Electrolux Professional AB, Class B	460,012	3,179,262
Elekta AB, Class B	424,990	2,518,621
Embracer Group AB(a)(b)	166,513	3,366,833
Epiroc AB, Class A	793,361	15,118,608
Epiroc AB, Class B	508,899	8,495,763
EQT AB	476,751	15,566,177
Essity AB, Class B	762,393	19,308,186
Evolution AB(c)	209,545	16,076,210
Fabege AB	298,594	2,233,376
Fastighets AB Balder, Class B(a)	824,685	5,868,199
Fortnox AB	719,668	4,981,696
Getinge AB, Class B	277,557	5,450,388
Granges AB	135,376	1,642,039
H & M Hennes & Mauritz AB, Class B	684,890	9,124,654
Hemnet Group AB	106,810	3,549,251
Hexagon AB, Class B	2,488,936	28,816,221
Hexatronic Group AB(a)(b)	287,313	937,950
Hexpol AB	369,181	3,454,215
HMS Networks AB	65,899	3,047,720
Holmen AB, Class B	97,974	3,712,297
Hufvudstaden AB, Class A	160,111	1,782,482
Husqvarna AB, Class B	490,681	2,612,947
Industrivarden AB, Class A	164,560	5,842,820
Industrivarden AB, Class C	213,345	7,538,567
Indutrade AB	357,156	9,832,215
Instalco AB(b)	384,987	1,096,253
Investment AB Latour, Class B	166,431	4,351,448
Investor AB, Class B	2,161,735	61,558,029
INVISIO AB	84,368	2,510,998
JM AB(b)	141,725	2,104,517
Kinnevik AB, Class B	345,221	2,725,345
L E Lundbergforetagen AB, Class B	75,809	3,648,634
Lifco AB, Class B	327,774	10,748,332
Lindab International AB	157,633	2,815,078
Loomis AB, Class B	91,345	2,907,353
Medicover AB, Class B	48,139	889,203
MEKO AB	85,725	1,023,647
Millicom International Cellular SA, SDR	170,834	4,569,830
MIPS AB	47,911	2,335,590
Modern Times Group MTG AB, Class B(a)	136,345	1,266,037
Munters Group AB(c)	190,211	3,022,071
Mycronic AB	115,470	4,681,433
NCC AB, Class B	154,513	2,492,071
New Wave Group AB, Class B	204,491	1,948,660
Nibe Industrier AB, Class B(b)	1,980,279	7,933,925
Nolato AB, Class B	368,441	1,917,242
Nordnet AB publ	195,753	4,653,382

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Nyfosa AB	334,011	$3,426,986
Pandox AB, Class B	143,126	2,613,955
Paradox Interactive AB	52,148	1,020,592
Peab AB, Class B	234,129	1,679,343
Platzer Fastigheter Holding AB, Class B	97,402	751,084
Ratos AB, Class B	384,792	1,206,174
Saab AB, Class B	411,196	8,888,669
Sagax AB, Class B	264,792	5,827,623
Samhallsbyggnadsbolaget i Norden AB(b)	1,717,914	870,314
Sandvik AB	1,274,875	26,304,494
Scandic Hotels Group AB(c)	419,856	2,921,090
Sectra AB, Class B	174,801	4,000,724
Securitas AB, Class B	563,584	7,170,500
Sinch AB(a)(c)	884,257	1,871,338
Skandinaviska Enskilda Banken AB, Class A	1,937,248	27,459,036
Skanska AB, Class B	395,768	8,479,262
SKF AB, Class B	385,689	7,790,060
Spotify Technology SA(a)(b)	190,171	104,318,302
SSAB AB, Class A	233,980	1,124,106
SSAB AB, Class B	845,791	3,989,748
Storskogen Group AB, Class B	1,941,301	2,093,033
Svenska Cellulosa AB SCA, Class B	735,518	10,129,794
Svenska Handelsbanken AB, Class A	1,776,465	19,654,228
Sweco AB, Class B	247,816	3,872,896
Swedbank AB, Class A	1,034,143	22,516,854
Swedish Orphan Biovitrum AB(a)	227,975	6,904,346
Tele2 AB, Class B	667,896	7,430,236
Telefonaktiebolaget LM Ericsson, Class B	3,467,028	26,106,291
Telia Co. AB	2,690,762	7,918,574
Thule Group AB(c)	168,553	5,336,752
Trelleborg AB, Class B	278,198	10,474,772
Truecaller AB, Class B	404,909	2,407,480
Vitec Software Group AB, Class B	44,487	2,347,165
Vitrolife AB	101,517	2,036,403
Volvo AB, Class A	251,875	6,948,099
Volvo AB, Class B	1,923,452	52,997,650
Wallenstam AB, Class B	612,868	2,645,617
Wihlborgs Fastigheter AB	389,842	3,862,649
Yubico AB(a)(b)	78,518	1,825,523
		968,897,186
Switzerland — 5.7%
ABB Ltd., Registered	1,999,407	108,872,474
Accelleron Industries AG, NVS	133,183	6,655,840
Adecco Group AG, Registered	192,556	4,583,928
Alcon AG	626,166	57,140,049
Allreal Holding AG, Registered	17,994	3,368,874
ALSO Holding AG, Registered	9,378	2,591,063
Aryzta AG(a)	2,062,516	4,078,306
Autoneum Holding AG(b)	5,669	793,006
Avolta AG, Registered	109,234	4,937,445
Bachem Holding AG	39,052	2,486,345
Baloise Holding AG, Registered	57,361	10,466,710
Banque Cantonale Vaudoise, Registered	40,768	4,114,108
Barry Callebaut AG, Registered	4,455	4,897,263
Basilea Pharmaceutica Ag Allschwil, Registered(a)	29,738	1,324,005
Belimo Holding AG, Registered	13,540	9,880,660
BKW AG	30,859	5,264,824
Bossard Holding AG, Class A, Registered	8,413	1,872,877
Bucher Industries AG, Registered	7,162	2,880,069
Burckhardt Compression Holding AG	5,852	4,421,430
Bystronic AG, Registered(b)	1,498	538,671
Security	Shares	Value
Switzerland (continued)
Cembra Money Bank AG	40,647	$4,005,114
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1,258	14,450,755
Chocoladefabriken Lindt & Spruengli AG, Registered	124	14,034,651
Cie Financiere Richemont SA, Class A, Registered	673,667	130,232,313
Clariant AG, Registered	248,218	2,793,953
Comet Holding AG, Registered	11,636	3,471,848
COSMO Pharmaceuticals NV	19,428	1,405,770
Daetwyler Holding AG, Bearer	10,570	1,610,888
DKSH Holding AG	44,644	3,509,756
DocMorris AG(a)(b)	18,168	391,852
dormakaba Holding AG	5,219	3,747,554
EFG International AG	234,813	3,673,605
Emmi AG, Registered	2,113	1,839,782
EMS-Chemie Holding AG, Registered	8,705	6,162,229
Flughafen Zurich AG, Registered	22,903	5,513,752
Forbo Holding AG, Registered	1,513	1,448,822
Galderma Group AG(a)	91,537	11,126,155
Galenica AG(c)	62,774	5,594,202
Geberit AG, Registered	43,927	24,501,091
Georg Fischer AG	102,104	8,041,302
Givaudan SA, Registered	11,493	50,313,029
Helvetia Holding AG, Registered	45,685	7,971,813
Holcim AG	654,582	65,604,785
Huber + Suhner AG, Registered	32,799	2,722,220
Implenia AG, Registered	18,572	708,714
Inficon Holding AG, Registered	2,350	3,029,133
Interroll Holding AG, Registered	775	1,817,563
Julius Baer Group Ltd.	252,077	17,712,018
Kardex Holding AG, Registered	10,493	3,244,260
Komax Holding AG, Registered(b)	6,287	930,538
Kuehne + Nagel International AG, Registered	60,774	13,809,847
Landis+Gyr Group AG	35,440	2,422,433
LEM Holding SA, Registered	842	797,855
Leonteq AG	15,913	344,383
Lithium Argentina AG(a)(b)	157,547	407,594
Logitech International SA, Registered	190,860	18,893,451
Lonza Group AG, Registered	90,007	57,072,729
Medmix AG(c)	36,563	493,169
Mobilezone Holding AG, Registered	51,469	644,506
Mobimo Holding AG, Registered	12,187	4,047,837
Nestle SA, Registered	3,240,819	275,277,187
Novartis AG, Registered	2,436,095	255,002,531
OC Oerlikon Corp. AG Pfaffikon, Registered	306,139	1,228,122
Partners Group Holding AG	28,150	42,764,052
PSP Swiss Property AG, Registered	58,171	8,593,137
Roche Holding AG, Bearer	37,350	12,420,956
Roche Holding AG, NVS	879,025	276,340,586
Sandoz Group AG	530,504	25,399,129
Schindler Holding AG, Participation Certificates, NVS	52,599	15,198,896
Schindler Holding AG, Registered	28,403	7,987,987
Schweiter Technologies AG, NVS	1,583	791,717
Sensirion Holding AG(a)(c)	15,377	1,121,150
SFS Group AG	22,486	2,825,264
SGS SA	192,464	18,695,653
Siegfried Holding AG, Registered	5,195	5,835,037
SIG Group AG	392,340	8,556,337
Sika AG, Registered	191,720	48,689,951
Softwareone Holding AG	140,941	922,326
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Sonova Holding AG, Registered	64,730	$22,583,212
Stadler Rail AG	67,714	1,504,451
Straumann Holding AG	141,983	20,135,411
Sulzer AG, Registered	30,332	4,923,753
Swatch Group AG (The), Bearer	34,431	6,378,713
Swiss Life Holding AG, Registered	37,641	30,731,619
Swiss Prime Site AG, Registered	92,448	10,554,012
Swiss Re AG	371,477	56,712,390
Swisscom AG, Registered	32,403	18,234,434
Swissquote Group Holding SA, Registered	14,498	6,293,830
Tecan Group AG, Registered	15,156	3,890,794
Temenos AG, Registered	73,945	6,288,036
UBS Group AG, Registered	4,104,106	144,708,849
Valiant Holding AG, Registered	25,165	2,984,040
VAT Group AG(c)	35,123	13,492,840
Vontobel Holding AG, Registered	41,232	3,046,773
Ypsomed Holding AG, Registered	8,500	3,340,137
Zurich Insurance Group AG	180,871	109,601,409
		2,214,765,939
Taiwan — 5.7%
AcBel Polytech Inc.	1,553,000	1,433,465
Accton Technology Corp.	617,000	14,168,412
Acer Inc.	3,433,148	3,856,102
Acter Group Corp. Ltd.	255,000	3,509,487
ADATA Technology Co. Ltd.	521,000	1,205,068
Advanced Energy Solution Holding Co. Ltd.	68,000	2,458,536
Advanced Wireless Semiconductor Co.	416,631	1,190,376
Advantech Co. Ltd.	495,756	5,675,687
Airoha Technology Corp., NVS	56,000	1,134,963
Airtac International Group	155,185	4,046,687
Alchip Technologies Ltd.	97,000	9,023,881
Allis Electric Co. Ltd.	294,709	866,771
Ambassador Hotel (The)	94,000	154,522
Andes Technology Corp.(a)	128,000	1,485,102
AP Memory Technology Corp.	206,000	1,881,005
Ardentec Corp.	671,000	1,401,260
ASE Technology Holding Co. Ltd.	4,263,958	22,132,098
Asia Cement Corp.	2,363,329	2,942,390
Asia Optical Co. Inc.	570,000	2,698,176
Asia Vital Components Co. Ltd.	412,709	6,948,758
ASMedia Technology Inc.	51,000	3,078,042
ASPEED Technology Inc.	39,600	4,176,589
Asustek Computer Inc.	853,000	15,526,723
AUO Corp.	7,204,400	3,104,386
AURAS Technology Co. Ltd.	101,000	1,872,861
BES Engineering Corp.	3,890,000	1,231,178
Bizlink Holding Inc.	246,443	4,663,862
Bora Pharmaceuticals Co. Ltd.	98,336	2,390,359
Brighton-Best International Taiwan Inc.	950,000	987,618
Capital Securities Corp.	4,055,450	3,175,345
Catcher Technology Co. Ltd.	616,000	3,699,581
Cathay Financial Holding Co. Ltd.	11,890,254	23,974,070
Center Laboratories Inc.	926,518	1,139,152
Century Iron & Steel Industrial Co. Ltd.	298,000	1,447,757
Chailease Holding Co. Ltd.	1,726,732	6,025,113
Chang Hwa Commercial Bank Ltd.	5,981,234	3,302,872
Chenbro Micom Co. Ltd.	139,000	1,096,100
Cheng Loong Corp.	1,613,000	949,581
Cheng Shin Rubber Industry Co. Ltd.	1,868,500	2,810,904
Cheng Uei Precision Industry Co. Ltd.	709,000	1,464,219
Chicony Electronics Co. Ltd.	758,137	3,510,776
China Airlines Ltd.	3,795,000	2,982,096
Security	Shares	Value
Taiwan (continued)
China Bills Finance Corp.	1,992,000	$913,847
China Man-Made Fiber Corp.(a)	3,530,135	803,093
China Motor Corp.	355,000	868,672
China Petrochemical Development Corp.(a)	7,625,587	1,725,381
China Steel Chemical Corp.	457,000	1,284,916
China Steel Corp.	13,855,575	8,479,461
Chin-Poon Industrial Co. Ltd.	918,000	1,003,705
Chipbond Technology Corp.	1,061,000	2,059,815
ChipMOS Technologies Inc.	1,633,000	1,562,893
Chroma ATE Inc.	460,000	5,180,187
Chung-Hsin Electric & Machinery Manufacturing Corp.	674,000	3,155,413
Chunghwa Precision Test Tech Co. Ltd.	41,000	989,148
Chunghwa Telecom Co. Ltd.	4,681,000	17,874,557
Compal Electronics Inc.	4,448,000	4,905,848
Compeq Manufacturing Co. Ltd.	1,407,000	2,940,062
Coretronic Corp.	597,000	1,453,868
CTBC Financial Holding Co. Ltd.	21,211,980	25,248,298
CTCI Corp.	1,060,000	1,275,561
Cub Elecparts Inc.	186,016	580,058
Darfon Electronics Corp.	471,000	623,079
Delta Electronics Inc.	2,329,000	30,346,953
E Ink Holdings Inc.	1,094,000	9,182,551
E.Sun Financial Holding Co. Ltd.	19,421,780	16,378,839
Eclat Textile Co. Ltd.	188,365	3,001,025
EirGenix Inc.(a)	321,000	785,743
Elan Microelectronics Corp.	581,000	2,614,912
Elite Material Co. Ltd.	361,000	6,626,505
Elite Semiconductor Microelectronics Technology Inc.	670,000	1,222,109
eMemory Technology Inc.	78,000	7,698,565
Ennoconn Corp.	220,273	1,897,175
Ennostar Inc.	1,181,500	1,665,475
Episil Technologies Inc.(a)	529,350	711,219
Eternal Materials Co. Ltd.	1,755,253	1,504,821
Eva Airways Corp.	2,694,332	3,884,715
Evergreen Marine Corp. Taiwan Ltd.	1,268,590	7,868,868
Everlight Electronics Co. Ltd.	1,052,000	2,628,456
Far Eastern Department Stores Ltd.	1,094,702	735,908
Far Eastern International Bank	6,773,919	2,771,601
Far Eastern New Century Corp.	2,426,071	2,298,015
Far EasTone Telecommunications Co. Ltd.	2,113,000	5,665,809
Faraday Technology Corp.	337,968	2,239,387
Feng Hsin Steel Co. Ltd.	725,000	1,469,911
Feng TAY Enterprise Co. Ltd.	467,564	1,859,187
First Financial Holding Co. Ltd.	14,601,478	12,321,444
Fitipower Integrated Technology Inc.	176,250	1,202,964
FLEXium Interconnect Inc.	476,987	925,226
Formosa Chemicals & Fibre Corp.	4,548,660	3,874,297
Formosa Plastics Corp.	4,348,040	4,776,720
Fortune Electric Co. Ltd.	183,700	3,107,634
Fositek Corp.	83,000	1,770,901
Foxconn Technology Co. Ltd.	1,274,287	3,019,012
Fubon Financial Holding Co. Ltd.	9,851,892	27,596,981
Fulgent Sun International Holding Co. Ltd.	250,824	1,067,844
General Interface Solution Holding Ltd.(a)	347,000	548,799
Genius Electronic Optical Co. Ltd.	141,281	1,912,106
Getac Holdings Corp.	707,000	2,544,596
Giant Manufacturing Co. Ltd.	514,189	2,272,989
Gigabyte Technology Co. Ltd.	649,000	4,907,067
Global Unichip Corp.	111,000	4,401,232
Globalwafers Co. Ltd.	292,000	3,009,276

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Gloria Material Technology Corp.	1,496,000	$2,200,505
Gold Circuit Electronics Ltd.	444,000	2,917,801
Goldsun Building Materials Co. Ltd.	1,912,056	2,572,648
Gourmet Master Co. Ltd.	129,000	406,304
Grand Pacific Petrochemical(a)	2,283,189	784,047
Grand Process Technology Corp.	29,000	1,278,220
Grape King Bio Ltd.	210,000	931,313
Great Wall Enterprise Co. Ltd.	1,626,195	2,547,858
Gudeng Precision Industrial Co. Ltd.	132,000	1,884,120
HannStar Display Corp.(a)	3,910,000	952,973
Highwealth Construction Corp.	2,496,920	3,223,551
Hiwin Technologies Corp.	488,879	4,329,761
Holy Stone Enterprise Co. Ltd.	381,550	1,008,320
Hon Hai Precision Industry Co. Ltd.	15,412,769	82,298,535
Hota Industrial Manufacturing Co. Ltd.	367,194	661,387
Hotai Motor Co. Ltd.	364,600	6,687,025
HTC Corp.(a)	1,383,000	2,462,565
Hua Nan Financial Holdings Co. Ltd.	12,041,389	10,243,468
Huaku Development Co. Ltd.	624,800	2,105,790
IBF Financial Holdings Co. Ltd.	6,411,418	2,817,191
Innolux Corp.	8,718,465	3,693,165
International CSRC Investment Holdings Co.(a)	1,872,921	723,000
International Games System Co. Ltd.	335,000	9,571,141
Inventec Corp.	3,083,000	4,544,687
ITEQ Corp.	460,101	1,017,418
Jentech Precision Industrial Co. Ltd.	139,993	5,793,741
Jinan Acetate Chemical Co. Ltd.	94,083	2,393,586
Kaori Heat Treatment Co. Ltd.	400,000	3,529,659
Kenda Rubber Industrial Co. Ltd.	1,094,968	883,203
Kenmec Mechanical Engineering Co. Ltd.	430,128	1,092,918
KGI Financial Holding Co. Ltd.	20,624,340	10,781,284
King Slide Works Co. Ltd.	73,000	3,306,651
King Yuan Electronics Co. Ltd.	1,510,000	5,053,077
King's Town Bank Co. Ltd.	1,352,000	2,099,387
Kinik Co.	203,000	1,840,770
Kinsus Interconnect Technology Corp.	389,000	1,133,083
L&K Engineering Co. Ltd.	298,000	2,217,754
LandMark Optoelectronics Corp.	150,000	2,358,987
Largan Precision Co. Ltd.	119,000	9,833,708
Lien Hwa Industrial Holdings Corp.	1,554,120	2,336,270
Lite-On Technology Corp.	2,475,074	8,100,293
Lotes Co. Ltd.	108,841	6,132,399
Lotus Pharmaceutical Co. Ltd.	196,000	1,528,361
M31 Technology Corp.	52,801	1,011,024
Macronix International Co. Ltd.	2,794,525	1,623,229
Makalot Industrial Co. Ltd.	305,863	3,237,802
MediaTek Inc.	1,847,970	80,030,084
Medigen Vaccine Biologics Corp.(a)	450,595	674,489
Mega Financial Holding Co. Ltd.	13,901,087	16,347,180
Merida Industry Co. Ltd.	426,350	2,025,782
Merry Electronics Co. Ltd.	412,834	1,318,197
Microbio Co. Ltd.(a)	710,643	682,052
Micro-Star International Co. Ltd.	804,000	4,400,569
Mitac Holdings Corp.	1,670,198	3,648,666
MPI Corp.	142,000	3,694,897
Nan Kang Rubber Tire Co. Ltd.(a)	907,000	1,244,681
Nan Ya Plastics Corp.	5,744,300	5,615,974
Nan Ya Printed Circuit Board Corp.	282,000	1,155,866
Nanya Technology Corp.(a)	2,473,000	2,223,514
Nien Made Enterprise Co. Ltd.	252,000	3,308,080
Novatek Microelectronics Corp.	694,000	10,906,258
Nuvoton Technology Corp.	549,000	1,515,143
Security	Shares	Value
Taiwan (continued)
OBI Pharma Inc.(a)	463,756	$809,755
Oneness Biotech Co. Ltd.(a)	669,272	1,602,637
Orient Semiconductor Electronics Ltd.	557,000	559,316
Oriental Union Chemical Corp.	1,445,000	649,871
Pan Jit International Inc.	988,000	1,431,209
Parade Technologies Ltd.	106,000	2,244,244
Pegatron Corp.	2,059,000	5,990,814
PharmaEssentia Corp.(a)	316,000	6,575,762
Phihong Technology Co. Ltd.(a)	839,073	900,524
Phison Electronics Corp.	183,000	2,603,964
Pixart Imaging Inc.	302,000	2,200,578
Polaris Group/Tw(a)	510,813	693,530
Pou Chen Corp.	2,233,000	2,476,459
Powerchip Semiconductor Manufacturing Corp.(a)	4,099,000	2,471,022
Powertech Technology Inc.	723,000	2,509,503
President Chain Store Corp.	572,000	4,513,657
Primax Electronics Ltd.	819,000	2,028,295
Prince Housing & Development Corp.	2,790,521	859,843
Qisda Corp.	2,579,000	2,721,031
Quanta Computer Inc.	3,298,000	26,146,979
Quanta Storage Inc.	386,000	1,176,701
Radiant Opto-Electronics Corp.	522,060	3,174,749
Raydium Semiconductor Corp.	111,000	1,301,379
Realtek Semiconductor Corp.	556,020	9,158,141
RichWave Technology Corp.(a)	206,668	1,242,021
Ruentex Development Co. Ltd.	2,288,469	2,918,702
Ruentex Industries Ltd.	1,128,044	2,362,589
Sanyang Motor Co. Ltd.	873,000	1,863,341
Sercomm Corp.	521,000	1,972,479
Shanghai Commercial & Savings Bank Ltd. (The)	4,243,007	5,449,959
Shihlin Electric & Engineering Corp.	364,000	2,048,710
Shin Kong Financial Holding Co. Ltd.(a)	17,488,928	6,512,608
Shin Zu Shing Co. Ltd.	283,984	1,810,075
Shinkong Synthetic Fibers Corp.	3,361,000	1,540,432
Silergy Corp.	406,000	4,717,730
Silicon Integrated Systems Corp.	707,200	1,311,578
Simplo Technology Co. Ltd.	303,200	3,680,763
Sinbon Electronics Co. Ltd.	280,000	2,227,153
Sino-American Silicon Products Inc.	562,000	1,992,198
SinoPac Financial Holdings Co. Ltd.	13,369,654	9,202,594
Sitronix Technology Corp.	258,000	1,631,540
Standard Foods Corp.	829,422	884,277
Sunonwealth Electric Machine Industry Co. Ltd.	422,000	1,237,974
Supreme Electronics Co. Ltd.	864,000	1,577,677
Synnex Technology International Corp.	1,338,600	2,877,083
TA Chen Stainless Pipe	2,676,561	2,768,712
Ta Ya Electric Wire & Cable	1,589,700	1,979,801
Taichung Commercial Bank Co. Ltd.	5,660,194	3,251,372
TaiDoc Technology Corp.	155,000	674,515
TaiMed Biologics Inc.(a)	493,338	1,264,848
Tainan Spinning Co. Ltd.	3,200,816	1,335,801
Taishin Financial Holding Co. Ltd.	13,244,352	7,030,212
Taiwan Business Bank	9,166,214	4,187,242
Taiwan Cooperative Financial Holding Co. Ltd.	12,785,497	9,479,574
Taiwan Fertilizer Co. Ltd.	1,368,000	2,168,697
Taiwan High Speed Rail Corp.	2,303,000	1,913,162
Taiwan Hon Chuan Enterprise Co. Ltd.	660,055	3,234,443
Taiwan Mask Corp.	454,000	665,955
Taiwan Mobile Co. Ltd.	2,182,000	7,325,502
Taiwan Secom Co. Ltd.	600,105	2,249,039
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Taiwan Semiconductor Co. Ltd.	484,000	$772,880
Taiwan Semiconductor Manufacturing Co. Ltd.	30,590,000	1,020,882,679
Taiwan Surface Mounting Technology Corp.	417,000	1,314,360
Taiwan Union Technology Corp.	450,000	2,227,678
Tatung Co. Ltd.(a)	1,738,000	2,299,537
TCC Group Holdings Co. Ltd.	8,013,081	7,745,070
TCI Co. Ltd.	156,896	550,929
Teco Electric and Machinery Co. Ltd.	2,016,000	3,267,920
Test Research Inc.	199,000	751,168
Tong Hsing Electronic Industries Ltd.	557,931	2,116,016
Tong Yang Industry Co. Ltd.	474,000	1,549,566
Topco Scientific Co. Ltd.	322,000	2,822,345
Transcend Information Inc.	610,000	1,596,583
Tripod Technology Corp.	507,000	2,973,554
TSRC Corp.	1,592,100	987,926
TTY Biopharm Co. Ltd.	518,965	1,191,136
Tung Ho Steel Enterprise Corp.	1,023,540	2,115,989
TXC Corp.	753,000	2,235,231
Unimicron Technology Corp.	1,660,000	6,921,911
Uni-President Enterprises Corp.	6,503,292	15,441,029
Unitech Printed Circuit Board Corp.(a)	1,259,459	1,157,701
United Integrated Services Co. Ltd.	343,000	5,286,134
United Microelectronics Corp.	13,806,000	16,459,598
United Renewable Energy Co. Ltd.(a)	2,851,000	866,116
UPI Semiconductor Corp.(a)	156,000	1,035,952
USI Corp.	2,079,258	736,215
Vanguard International Semiconductor Corp.	1,072,964	3,075,373
Via Technologies Inc.	347,000	985,272
VisEra Technologies Co. Ltd.	255,000	2,489,473
Visual Photonics Epitaxy Co. Ltd.	452,000	2,215,747
Voltronic Power Technology Corp.	75,788	4,277,637
Wafer Works Corp.	1,316,326	984,534
Waffer Technology Corp.	388,064	702,384
Walsin Lihwa Corp.	4,837,256	3,599,105
Walsin Technology Corp.	607,000	1,697,142
Wan Hai Lines Ltd.	1,076,200	2,467,325
Win Semiconductors Corp.(a)	483,953	1,515,613
Winbond Electronics Corp.(a)	6,359,211	2,760,228
Wisdom Marine Lines Co. Ltd.	706,000	1,337,577
Wistron Corp.	3,439,227	11,287,029
Wistron NeWeb Corp.	578,973	2,486,526
Wiwynn Corp.	133,000	8,767,685
WPG Holdings Ltd.	1,783,360	3,808,887
WT Microelectronics Co. Ltd.	878,000	2,959,829
XinTec Inc.	327,000	2,050,794
Yageo Corp.	471,680	7,655,269
Yang Ming Marine Transport Corp.	2,117,000	4,343,896
YFY Inc.	2,046,000	1,858,011
Yuanta Financial Holding Co. Ltd.	12,307,312	12,943,681
Yulon Finance Corp.	389,000	1,344,899
Yulon Motor Co. Ltd.	976,274	1,476,998
Zhen Ding Technology Holding Ltd.	638,050	2,285,424
		2,215,079,922
Thailand — 0.5%
Advanced Info Service PCL, NVDR	1,539,700	12,943,113
Airports of Thailand PCL, NVDR(b)	6,209,400	10,147,222
Amata Corp. PCL, NVDR	3,744,200	2,779,659
B Grimm Power PCL, NVDR(b)	2,435,900	1,092,660
Bangchak Corp. PCL, NVDR(b)	2,956,100	3,008,451
Bangkok Chain Hospital PCL, NVDR(b)	3,726,000	1,582,236
Bangkok Dusit Medical Services PCL, NVDR	13,524,200	9,437,823
Bangkok Expressway & Metro PCL, NVDR(b)	12,536,600	2,504,773
Security	Shares	Value
Thailand (continued)
Banpu PCL, NVDR	14,986,800	$2,214,477
Betagro PCL, NVS(b)	538,300	277,634
BTS Group Holdings PCL, NVDR(a)(b)	18,056,911	3,281,194
Bumrungrad Hospital PCL, NVDR(b)	735,400	3,916,824
Central Pattana PCL, NVDR	2,875,300	4,503,313
Central Retail Corp. PCL, NVDR(b)	2,464,174	2,416,206
CH Karnchang PCL, NVDR	2,322,600	1,136,132
Charoen Pokphand Foods PCL, NVDR(b)	4,623,300	3,012,551
CK Power PCL, NVDR	6,916,300	594,905
CP ALL PCL, NVDR(b)	7,558,300	11,636,105
CP Axtra PCL(b)	2,550,485	2,014,944
Delta Electronics Thailand PCL, NVDR(b)	3,876,900	14,387,453
Electricity Generating PCL, NVDR(b)	667,300	2,206,115
Energy Absolute PCL, NVDR(b)	4,442,900	404,647
Gulf Energy Development PCL, NVDR	4,254,600	7,256,287
Hana Microelectronics PCL, NVDR(b)	1,046,300	726,631
Home Product Center PCL, NVDR(b)	8,255,100	2,132,301
Intouch Holdings PCL, NVDR(b)	1,755,700	5,057,887
IRPC PCL, NVDR(b)	22,639,300	757,164
Jasmine International PCL, NVDR(b)	14,961,658	863,073
KCE Electronics PCL, NVDR(b)	1,423,300	921,783
Kiatnakin Phatra Bank PCL, NVDR	1,270,000	1,958,300
Krung Thai Bank PCL, NVDR	5,537,500	3,755,731
Land & Houses PCL, NVDR	15,942,900	2,171,055
MBK PCL, NVDR(b)	2,250,700	1,213,616
Minor International PCL, NVDR(b)	4,107,500	2,915,146
Muangthai Capital PCL, NVDR	1,801,000	2,325,423
Osotspa PCL, NVDR(b)	2,133,400	1,022,974
PTT Exploration & Production PCL, NVDR(b)	1,706,261	6,423,892
PTT Global Chemical PCL, NVDR(b)	2,971,700	1,887,116
PTT PCL, NVDR	12,739,300	11,885,356
SCB X PCL, NVDR	869,000	3,220,032
Siam Cement PCL (The), NVDR(b)	952,300	4,336,561
Sri Trang Agro-Industry PCL, NVDR	3,577,100	1,658,052
Srisawad Corp. PCL, NVDR(b)	2,029,181	2,213,321
Stecon Group PCL(b)	2,272,600	394,795
Thai Oil PCL, NVDR(b)	2,367,000	1,820,086
Thai Union Group PCL, NVDR	4,294,900	1,524,903
Thanachart Capital PCL, NVDR(b)	1,100,100	1,622,526
TPI Polene PCL, NVDR	20,301,500	602,866
True Corp. PCL, NVDR(a)	12,816,885	4,434,731
TTW PCL, NVDR	9,244,000	2,454,890
WHA Corp. PCL, NVDR	20,309,300	2,858,290
		175,913,225
Turkey — 0.3%
Akbank TAS	3,896,610	7,042,571
Alarko Holding A/S	508,444	1,220,308
Anadolu Efes Biracilik Ve Malt Sanayii A/S	361,112	1,625,604
Aselsan Elektronik Sanayi Ve Ticaret A/S	2,347,034	5,807,796
BIM Birlesik Magazalar A/S	597,902	9,174,050
Coca-Cola Icecek A/S	1,511,688	2,400,638
Dogan Sirketler Grubu Holding AS	3,290,787	1,245,335
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(a)(b)	5,709,410	2,432,196
Eregli Demir ve Celik Fabrikalari TAS(b)	4,723,637	2,957,112
Ford Otomotiv Sanayi AS	127,604	3,308,888
Haci Omer Sabanci Holding AS	1,824,479	5,081,695
Hektas Ticaret TAS(a)(b)	7,274,454	732,615
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D(a)(b)	2,131,475	1,618,978
KOC Holding AS	1,016,752	4,819,934
Kontrolmatik Enerji Ve Muhendislik AS, NVS(b)	531,472	529,701

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Turkey (continued)
Koza Altin Isletmeleri AS(a)(b)	2,317,474	$1,457,143
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(b)	498,585	966,702
Migros Ticaret AS	228,893	3,729,189
Oyak Cimento Fabrikalari AS(a)(b)	2,750,808	1,861,742
Pegasus Hava Tasimaciligi AS(a)	506,759	3,315,223
Petkim Petrokimya Holding AS(a)(b)	2,509,364	1,224,396
Sasa Polyester Sanayi AS(a)(b)	15,845,480	1,616,224
Sok Marketler Ticaret AS	832,107	902,449
TAV Havalimanlari Holding AS(a)	435,737	3,374,478
Tekfen Holding AS(a)	700,554	1,245,920
Tofas Turk Otomobil Fabrikasi AS(b)	248,878	1,544,845
Turk Hava Yollari AO(a)	700,117	6,180,841
Turkcell Iletisim Hizmetleri AS(b)	1,431,260	4,304,522
Turkiye Is Bankasi AS, Class C	10,757,621	4,242,752
Turkiye Petrol Rafinerileri AS	1,164,432	4,581,057
Turkiye Sise ve Cam Fabrikalari AS(b)	2,220,048	2,349,929
Ulker Biskuvi Sanayi AS(a)(b)	476,184	1,599,258
Yapi ve Kredi Bankasi A/S	4,500,173	3,850,659
		98,344,750
United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	3,957,152	12,896,287
Abu Dhabi Islamic Bank PJSC	2,223,730	9,444,518
Abu Dhabi National Oil Co. for Distribution PJSC	4,205,859	4,116,622
ADNOC Drilling Co. PJSC	4,268,096	6,274,818
Agility Global PLC	3,848,216	1,382,950
Air Arabia PJSC	3,319,670	2,792,715
Ajman Bank PJSC(a)	2,038,362	943,416
Aldar Properties PJSC	5,543,433	11,533,312
Americana Restaurants International PLC - Foreign Co.	2,859,786	1,829,678
Aramex PJSC(a)	1,037,876	799,231
Dubai Financial Market PJSC	1,977,189	791,296
Dubai Investments PJSC	3,374,319	1,993,513
Dubai Islamic Bank PJSC	3,776,528	7,901,606
Emaar Properties PJSC	8,549,102	31,377,861
Emirates Central Cooling Systems Corp.	3,634,463	1,731,616
Emirates NBD Bank PJSC	2,454,402	13,932,367
Emirates Telecommunications Group Co. PJSC	4,398,135	20,475,656
First Abu Dhabi Bank PJSC	5,611,720	22,198,663
Gulf Navigation Holding PJSC(a)	638,288	917,537
Multiply Group PJSC(a)	5,506,714	3,163,357
Phoenix Group PLC(a)	3,156,004	1,037,081
Taaleem Holdings PJSC, NVS	555,777	640,050
		158,174,150
United Kingdom — 9.2%
3i Group PLC	1,215,954	58,418,455
4imprint Group PLC	35,689	2,641,577
abrdn PLC	1,962,068	3,752,594
Admiral Group PLC	318,807	10,651,497
AG Barr PLC	193,803	1,465,807
Airtel Africa PLC(c)	1,581,816	2,816,442
AJ Bell PLC	482,877	2,651,917
Anglo American PLC	1,576,176	46,152,302
Anglogold Ashanti PLC	1	30
Antofagasta PLC	507,277	10,756,510
Ashmore Group PLC	599,151	1,262,908
Ashtead Group PLC	545,087	35,524,355
ASOS PLC(a)(b)	89,320	470,457
Associated British Foods PLC	424,394	9,958,213
Assura PLC	3,604,756	1,682,101
Security	Shares	Value
United Kingdom (continued)
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	579,755	$751,445
AstraZeneca PLC	1,924,161	270,105,177
Auto Trader Group PLC(c)	1,141,318	11,116,271
Aviva PLC	3,046,036	19,307,443
B&M European Value Retail SA	1,180,391	4,712,594
Babcock International Group PLC	375,454	2,504,526
BAE Systems PLC	3,740,312	56,539,396
Balfour Beatty PLC	832,747	4,803,295
Bank of Georgia Group PLC	51,714	3,048,914
Barclays PLC	18,095,761	66,320,856
Barratt Redrow PLC	1,803,334	10,101,758
Beazley PLC	806,364	8,325,961
Bellway PLC	152,056	4,908,351
Berkeley Group Holdings PLC	134,957	6,456,994
Big Yellow Group PLC	236,545	2,800,939
Bodycote PLC	276,319	2,177,735
boohoo Group PLC(a)(b)	1,406,051	502,426
BP PLC	19,780,219	102,328,850
Breedon Group PLC	422,810	2,285,695
British American Tobacco PLC	2,490,045	98,794,863
British Land Co. PLC (The)	1,057,781	4,919,853
BT Group PLC	8,051,194	14,110,935
Bunzl PLC	418,051	17,795,035
Burberry Group PLC	477,833	6,983,671
Burford Capital Ltd.	257,393	3,644,595
Bytes Technology Group PLC	269,978	1,547,194
C&C Group PLC	723,728	1,308,336
Carnival PLC(a)	172,769	4,331,519
Centrica PLC	6,410,615	11,266,691
Close Brothers Group PLC(a)	177,546	703,125
Coats Group PLC	2,202,012	2,621,063
Coca-Cola HBC AG, Class DI	257,964	8,955,053
Compass Group PLC	2,135,037	73,561,349
Computacenter PLC	101,900	2,948,910
ConvaTec Group PLC(c)	1,807,307	5,510,373
Craneware PLC	49,112	1,156,985
Cranswick PLC	58,825	3,676,029
Crest Nicholson Holdings PLC	517,052	1,152,684
Croda International PLC	173,559	7,148,743
Currys PLC(a)	1,433,605	1,669,986
CVS Group PLC	133,187	1,618,357
DCC PLC	120,959	8,340,375
Deliveroo PLC(a)(c)	1,300,956	2,117,941
Derwent London PLC	124,128	3,018,101
Diageo PLC	2,739,952	81,624,303
Diploma PLC	169,242	9,476,318
Direct Line Insurance Group PLC	1,568,057	5,206,656
Diversified Energy Co. PLC	80,284	1,288,820
Domino's Pizza Group PLC	603,189	2,246,673
Dowlais Group PLC	1,722,213	1,523,705
Dr. Martens PLC	816,708	733,655
Drax Group PLC	514,341	3,969,876
Dunelm Group PLC	184,082	2,255,043
easyJet PLC	458,309	2,894,787
Elementis PLC	1,124,642	2,200,431
Endeavour Mining PLC	190,288	3,871,286
Energean PLC	241,652	2,768,859
Entain PLC	765,435	6,646,199
Essentra PLC	428,655	662,235
Experian PLC	1,156,363	56,962,005
FD Technologies PLC(a)	34,523	797,886
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Fevertree Drinks PLC	171,039	$1,698,924
Firstgroup PLC	1,496,021	3,025,367
Frasers Group PLC(a)	302,688	2,376,573
Future PLC	164,495	1,861,063
Games Workshop Group PLC	44,402	7,981,204
Gamma Communications PLC	135,171	2,242,467
GB Group PLC	339,847	1,469,760
Genuit Group PLC	423,978	2,058,077
Genus PLC	88,467	2,118,254
Glencore PLC	12,821,808	55,395,927
Grafton Group PLC	303,363	3,471,729
Grainger PLC	924,075	2,429,738
Great Portland Estates PLC	528,489	1,890,463
Greatland Gold PLC(a)(b)	7,700,118	725,600
Greencore Group PLC	836,321	2,013,765
Greggs PLC	122,519	3,269,130
GSK PLC	5,139,205	89,522,777
Haleon PLC	10,700,690	49,878,175
Halfords Group PLC	464,302	815,174
Halma PLC	476,100	17,835,313
Hammerson PLC, NVS	711,811	2,517,101
Harbour Energy PLC	680,623	1,964,821
Hargreaves Lansdown PLC	415,531	5,662,814
Hays PLC	2,148,484	2,029,035
Hikma Pharmaceuticals PLC	192,769	5,478,205
Hill & Smith PLC	120,430	2,951,422
Hiscox Ltd.	391,709	5,308,480
Hochschild Mining PLC(a)	586,102	1,279,005
Howden Joinery Group PLC	751,918	7,600,036
HSBC Holdings PLC	22,654,967	236,611,128
Hunting PLC	285,416	1,224,554
Ibstock PLC(c)	701,143	1,460,503
IG Group Holdings PLC	458,410	5,791,816
IMI PLC	315,594	7,808,525
Imperial Brands PLC	1,049,321	35,391,125
Inchcape PLC	481,638	4,009,719
Indivior PLC, NVS(a)	179,693	2,120,255
Informa PLC	1,822,321	19,444,905
IntegraFin Holdings PLC	422,302	1,893,364
InterContinental Hotels Group PLC	209,349	27,914,870
Intermediate Capital Group PLC	367,811	10,717,520
International Distributions Services PLC	821,022	3,713,608
International Workplace Group PLC	987,740	2,098,142
Intertek Group PLC	196,969	12,422,550
Investec PLC	807,927	5,204,082
IP Group PLC(a)	1,967,531	1,273,440
ITV PLC	4,359,994	3,998,784
J D Wetherspoon PLC	136,823	1,060,292
J Sainsbury PLC	1,876,735	5,894,348
JD Sports Fashion PLC	3,448,118	3,783,961
JET2 PLC	209,357	3,974,195
John Wood Group PLC(a)	871,063	782,482
Johnson Matthey PLC	223,382	3,949,098
JTC PLC(c)	225,722	2,767,271
Jupiter Fund Management PLC	660,304	656,606
Just Group PLC	1,703,166	3,488,619
Kainos Group PLC	163,814	1,661,463
Keller Group PLC	129,667	2,192,450
Kingfisher PLC	2,519,269	7,653,603
Lancashire Holdings Ltd.	344,029	2,768,383
Land Securities Group PLC	818,265	5,901,251
Learning Technologies Group PLC	1,024,215	1,160,710
Security	Shares	Value
United Kingdom (continued)
Legal & General Group PLC	7,277,235	$21,730,809
Lloyds Banking Group PLC	76,685,503	58,960,733
London Stock Exchange Group PLC	594,446	88,458,296
LondonMetric Property PLC	2,483,576	5,713,552
M&G PLC	3,035,748	7,820,502
Man Group PLC/Jersey	1,672,601	4,420,325
Marks & Spencer Group PLC	2,485,049	10,294,569
Marshalls PLC	367,103	1,187,996
Melrose Industries PLC	1,671,586	12,615,634
Mitchells & Butlers PLC(a)	486,717	1,392,112
Mitie Group PLC	2,306,156	3,302,346
Mobico Group PLC(a)	686,782	625,882
Mondi PLC, NVS	509,539	7,931,336
MONY Group PLC	748,011	1,799,269
Morgan Advanced Materials PLC	503,077	1,696,573
Morgan Sindall Group PLC	56,498	2,567,992
National Grid PLC	5,956,125	72,255,224
NatWest Group PLC, NVS	8,543,690	45,551,972
NCC Group PLC	529,429	937,394
Next PLC	157,165	19,317,088
Ninety One PLC	611,104	1,129,883
NMC Health PLC, NVS(a)(d)	74,553	1
Ocado Group PLC(a)	684,124	2,533,817
OSB Group PLC	602,046	3,132,487
Oxford Instruments PLC	67,532	1,748,013
Oxford Nanopore Technologies PLC(a)(b)	695,179	1,256,726
Pagegroup PLC	440,716	1,781,508
Paragon Banking Group PLC	413,406	4,118,595
Pearson PLC	857,690	14,229,736
Penno Group PLC	320,518	2,291,014
Persimmon PLC	396,683	6,194,360
Pets at Home Group PLC	648,199	1,816,366
Phoenix Group Holdings PLC	798,325	5,145,205
Playtech PLC(a)	366,441	3,339,472
Plus500 Ltd.	155,017	5,439,416
Premier Foods PLC	1,248,677	2,907,583
Primary Health Properties PLC	1,720,172	2,009,136
Prudential PLC	3,242,700	26,985,526
QinetiQ Group PLC	756,008	3,470,609
Quilter PLC(c)	1,792,254	3,602,210
Rathbones Group PLC	81,119	1,744,047
Reckitt Benckiser Group PLC	859,998	56,870,583
RELX PLC	2,322,707	115,337,323
Renishaw PLC	50,025	2,236,036
Rentokil Initial PLC	3,119,177	15,276,312
RHI Magnesita NV	58,505	2,528,770
Rightmove PLC	1,057,786	8,704,456
Rio Tinto PLC	1,379,088	83,051,284
Rolls-Royce Holdings PLC(a)	10,606,489	79,083,511
Rotork PLC	992,668	4,281,359
RS Group PLC	588,105	4,743,388
RWS Holdings PLC	502,770	856,530
Safestore Holdings PLC	286,268	2,173,815
Sage Group PLC (The)	1,234,312	20,513,620
Savills PLC	218,381	2,891,829
Schroders PLC	813,879	3,554,212
Segro PLC	1,602,401	14,167,742
Serco Group PLC	1,453,998	2,801,569
Severn Trent PLC	315,309	9,847,512
Shaftesbury Capital PLC	1,970,501	3,020,405
Shell PLC	7,706,712	253,047,799
Sirius Real Estate Ltd.	2,641,029	2,624,600

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Smith & Nephew PLC	1,087,173	$13,786,577
Smiths Group PLC	477,189	12,154,090
Softcat PLC	155,322	3,089,042
Spectris PLC	136,673	5,109,021
Spirax Group PLC	95,379	9,482,864
Spire Healthcare Group PLC(c)	717,752	2,082,460
Spirent Communications PLC(a)	858,313	1,966,682
SSE PLC	1,305,576	26,301,500
SSP Group PLC	920,633	2,074,105
St. James's Place PLC	633,529	8,226,775
Standard Chartered PLC	2,740,211	36,854,504
Supermarket Income REIT PLC	1,643,478	1,375,480
Tate & Lyle PLC	489,027	3,986,714
Taylor Wimpey PLC	4,502,080	6,667,566
TBC Bank Group PLC	52,823	2,187,540
Team17 Group PLC(a)	160,772	536,228
Telecom Plus PLC	105,216	2,181,245
Tesco PLC	8,566,623	39,426,932
THG PLC(a)	1,152,480	584,730
TP ICAP Group PLC	944,489	3,191,170
Trainline PLC(a)(c)	614,236	2,697,629
Travis Perkins PLC	203,039	1,786,521
Tritax Big Box REIT PLC	1,993,452	3,611,125
Trustpilot Group PLC(a)(c)	554,895	2,291,087
Unilever PLC	3,087,485	176,841,935
UNITE Group PLC (The)	412,166	4,365,578
United Utilities Group PLC	797,407	10,075,334
Vesuvius PLC	353,131	1,797,362
Victrex PLC	109,472	1,346,484
Vistry Group PLC(a)	437,758	3,222,610
Vodafone Group PLC	27,810,284	23,692,828
Watches of Switzerland Group PLC(a)(c)	413,448	2,925,154
Weir Group PLC (The)	319,022	9,516,675
WH Smith PLC	153,663	2,490,184
Whitbread PLC	240,161	8,330,363
Wickes Group PLC	333,350	761,336
Wise PLC, Class A(a)	807,409	11,124,083
Workspace Group PLC	269,516	1,564,495
WPP PLC	1,365,737	12,982,895
Yellow Cake PLC(a)(c)	342,124	2,076,693
YouGov PLC	122,450	586,047
Zigup PLC	549,486	2,079,590
		3,577,497,517
Total Common Stocks — 99.1% (Cost: $31,347,702,409)		38,329,592,034
Preferred Stocks
Brazil — 0.3%
Alpargatas SA, Preference Shares, NVS	313,910	333,030
Banco Bradesco SA, Preference Shares, NVS	6,743,107	13,949,943
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	208,297	369,257
Bradespar SA, Preference Shares, NVS	488,263	1,391,086
Centrais Eletricas Brasileiras SA, Preference Shares, NVS	353,006	2,398,052
Cia Energetica de Minas Gerais, Preference Shares, NVS	1,997,729	3,746,564
Cia Paranaense de Energia - Copel, Preference Shares, NVS	1,969,928	3,269,702
Gerdau SA, Preference Shares, NVS	1,729,234	5,095,338
Security	Shares	Value
Brazil (continued)
Itau Unibanco Holding SA, Preference Shares, NVS	5,918,865	$34,242,833
Itausa SA, Preference Shares, NVS	7,106,952	11,589,438
Marcopolo SA, Preference Shares, NVS	1,993,784	2,841,903
Metalurgica Gerdau SA, Preference Shares, NVS	1,454,659	2,394,541
Petroleo Brasileiro SA, Preference Shares, NVS	5,465,768	35,250,348
Randon SA Implementos e Participacoes, Preference Shares, NVS	481,405	750,438
Unipar Carbocloro SA, Preference Shares, NVS	88,845	745,538
		118,368,011
Chile — 0.0%
Embotelladora Andina SA, Class B, Preference Shares, NVS	671,856	2,242,882
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	194,006	7,657,242
		9,900,124
Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	593,008	5,838,414
Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	72,858	5,535,964
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	125,683	8,002,141
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	12,147	715,754
Fuchs Petrolub SE, Preference Shares, NVS	92,140	4,188,040
Henkel AG & Co. KGaA, Preference Shares, NVS	219,574	19,184,149
Jungheinrich AG, Preference Shares, NVS	71,797	1,855,609
Porsche Automobil Holding SE, Preference Shares, NVS	168,048	6,641,396
Sartorius AG, Preference Shares, NVS	32,360	9,338,175
Volkswagen AG, Preference Shares, NVS	253,924	25,891,590
		81,352,818
South Korea — 0.1%
Hyundai Motor Co.
Preference Shares, NVS	26,988	2,974,814
Series 2, Preference Shares, NVS	42,025	4,781,964
LG Chem Ltd., Preference Shares, NVS	8,560	814,688
Samsung Electronics Co. Ltd., Preference Shares, NVS	1,015,728	29,812,098
		38,383,564
Total Preferred Stocks — 0.6% (Cost: $293,612,781)		253,842,931
Rights
Brazil — 0.0%
Equatorial Energia SA, (Expires 02/27/25)(a)	5,008	4,070
Smartfit Escola de Ginastica e Danca SA)(a)	7,758	4,487
		8,557
South Korea — 0.0%
Hyundai Bioscience Co. Ltd)(a)	14,316	31,923
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Spain — 0.0%
ACS Actividades de Construccion, (Expires 02/19/25, Strike Price EUR 0.454)(a)	246,566	$121,755
Total Rights — 0.0% (Cost: $116,424)		162,235
Warrants
Australia — 0.0%
Magellan Financial Group Ltd. (Issued/Exercisable 04/14/22, 1 Share for 1 Warrant, Expires 04/16/27, Strike Price AUD 35.00)(a)	16,323	1,066
Canada — 0.0%
Constellation Software Inc. (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(d)	23,204	—
Total Warrants — 0.0% (Cost: $—)		1,066
Total Long-Term Investments — 99.7% (Cost: $31,641,431,614)		38,583,598,266
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(g)(h)(i)	349,230,288	349,404,903
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(g)(h)	40,950,000	$40,950,000
Total Short-Term Securities — 1.0% (Cost: $390,289,376)		390,354,903
Total Investments — 100.7% (Cost: $32,031,720,990)		38,973,953,169
Liabilities in Excess of Other Assets — (0.7)%		(281,484,564)
Net Assets — 100.0%		$38,692,468,605

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,354,941, representing less than 0.05% of its net assets as of period end, and an original cost of $1,630,706.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$333,054,795	$16,321,275 (a)	$—	$150,462	$(121,629)	$349,404,903	349,230,288	$2,912,401 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	58,680,000	—	(17,730,000)(a)	—	—	40,950,000	40,950,000	1,362,888	—
				$150,462	$(121,629)	$390,354,903		$4,275,289	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	610	03/21/25	$72,300	$2,223,409

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Total International Stock ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index	556	03/21/25	$30,313	$391,539
				$2,614,948
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$2,614,948	$—	$—	$—	$2,614,948

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(5,795,667)	$—	$—	$—	$(5,795,667)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$1,910,084	$—	$—	$—	$1,910,084
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$105,826,825
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$5,420,578,694	$32,907,666,209	$1,347,131	$38,329,592,034
Preferred Stocks	144,106,328	109,736,603	—	253,842,931
Rights	125,825	36,410	—	162,235
Warrants	1,066	—	—	1,066
Short-Term Securities
Money Market Funds	390,354,903	—	—	390,354,903
	$5,955,166,816	$33,017,439,222	$1,347,131	$38,973,953,169
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core MSCI Total International Stock ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$2,614,948	$—	$—	$2,614,948

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
January 31, 2025

	iShares Core MSCI EAFE ETF	iShares Core MSCI Europe ETF	iShares Core MSCI International Developed Markets ETF	iShares Core MSCI Pacific ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$122,757,129,766	$4,110,799,719	$16,470,129,914	$1,973,415,682
Investments, at value—affiliated(c)	792,648,822	10,888,129	81,584,391	19,601,898
Cash	2,881	4,061	6,046	721
Foreign currency collateral pledged for futures contracts(d)	30,814,084	1,194,930	2,523,014	349,182
Foreign currency, at value(e)	277,606,673	8,573,752	29,043,482	2,941,684
Receivables:
Investments sold	65,588,331	3,278,143	8,154,706	—
Securities lending income—affiliated	1,009,536	18,155	82,389	17,809
Capital shares sold	—	—	3,085,514	—
Dividends—unaffiliated	83,404,014	1,586,893	11,251,302	2,416,382
Dividends—affiliated	33,008	964	5,102	593
Tax reclaims	163,685,291	9,667,003	14,957,580	791,774
Variation margin on futures contracts	—	—	—	9,839
Total assets	124,171,922,406	4,146,011,749	16,620,823,440	1,999,545,564
LIABILITIES
Collateral on securities loaned, at value	782,332,757	10,409,030	78,069,650	19,394,104
Payables:
Investments purchased	17,204,302	466,098	5,456,528	119,578
Capital shares redeemed	32,569	—	—	—
Deferred foreign capital gain tax	249,221	—	30,571	—
Investment advisory fees	7,115,722	308,023	527,193	148,427
Professional fees	359,713	19,786	15,219	—
Variation margin on futures contracts	1,251,451	103,048	77,609	—
Total liabilities	808,545,735	11,305,985	84,176,770	19,662,109
Commitments and contingent liabilities
NET ASSETS	$123,363,376,671	$4,134,705,764	$16,536,646,670	$1,979,883,455
NET ASSETS CONSIST OF
Paid-in capital	$109,989,283,385	$4,387,235,380	$14,696,343,482	$1,923,355,490
Accumulated earnings (loss)	13,374,093,286	(252,529,616)	1,840,303,188	56,527,965
NET ASSETS	$123,363,376,671	$4,134,705,764	$16,536,646,670	$1,979,883,455
NET ASSET VALUE
Shares outstanding	1,676,000,000	72,000,000	246,000,000	31,800,000
Net asset value	$73.61	$57.43	$67.22	$62.26
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$103,856,806,129	$4,176,589,042	$14,154,882,026	$1,801,444,726
(b) Securities loaned, at value	$709,807,356	$9,816,727	$69,890,441	$17,245,524
(c) Investments, at cost—affiliated	$792,677,796	$10,888,129	$81,587,574	$19,601,917
(d) Foreign currency collateral pledged, at cost	$31,396,393	$1,281,391	$2,529,556	$358,721
(e) Foreign currency, at cost	$278,628,426	$8,515,352	$29,126,277	$2,916,270
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Assets and Liabilities (unaudited)(continued)
January 31, 2025

iShares Core MSCI Total International Stock ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$38,583,598,266
Investments, at value—affiliated(c)	390,354,903
Cash	2,540,079
Cash pledged for futures contracts	2,568,000
Foreign currency, at value(d)	63,992,705
Receivables:
Investments sold	12,115,227
Securities lending income—affiliated	606,273
Dividends—unaffiliated	33,870,007
Dividends—affiliated	184,411
Tax reclaims	36,222,185
Foreign withholding tax claims	974,104
Total assets	39,127,026,160
LIABILITIES
Collateral on securities loaned, at value	349,288,183
Payables:
Investments purchased	1,675,095
Deferred foreign capital gain tax	80,517,284
Investment advisory fees	2,247,613
Professional fees	55,401
Variation margin on futures contracts	773,979
Total liabilities	434,557,555
Commitments and contingent liabilities
NET ASSETS	$38,692,468,605
NET ASSETS CONSIST OF
Paid-in capital	$34,083,561,886
Accumulated earnings	4,608,906,719
NET ASSETS	$38,692,468,605
NET ASSET VALUE
Shares outstanding	566,000,000
Net asset value	$68.36
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$31,641,431,614
(b) Securities loaned, at value	$319,543,237
(c) Investments, at cost—affiliated	$390,289,376
(d) Foreign currency, at cost	$64,308,537
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended January 31, 2025

	iShares Core MSCI EAFE ETF	iShares Core MSCI Europe ETF	iShares Core MSCI International Developed Markets ETF	iShares Core MSCI Pacific ETF
INVESTMENT INCOME
Dividends—unaffiliated	$1,282,827,239	$35,139,534	$160,499,495	$29,198,871
Dividends—affiliated	636,585	21,069	85,905	9,782
Interest—unaffiliated	938,642	56,701	116,281	4,870
Securities lending income—affiliated—net	5,802,718	137,809	555,474	135,584
Non-cash dividends—unaffiliated	—	2,348,853	—	—
Other income—unaffiliated	66,374	93,869	95,128	—
Foreign taxes withheld	(79,301,224)	(2,166,176)	(11,952,921)	(1,834,963)
Foreign withholding tax claims	1,875,913	3,234,497	3,154,603	—
Total investment income	1,212,846,247	38,866,156	152,553,965	27,514,144
EXPENSES
Investment advisory	42,688,377	2,014,075	2,967,101	916,823
Professional	201,694	337,190	329,518	—
Interest expense	—	798	—	—
Total expenses	42,890,071	2,352,063	3,296,619	916,823
Net investment income	1,169,956,176	36,514,093	149,257,346	26,597,321
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(388,519,227)	(35,153,272)	(129,926,058)	(10,649,900)
Investments—affiliated	440,273	19,423	47,307	3,092
Foreign currency transactions	(25,545,681)	(400,129)	(3,011,583)	(929,997)
Futures contracts	11,532,285	403,687	(326,738)	302,830
In-kind redemptions—unaffiliated(a)	—	153,554,508	—	7,691,653
	(402,092,350)	118,424,217	(133,217,072)	(3,582,322)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(b)	(856,430,435)	(194,637,129)	151,296,979	(28,603,663)
Investments—affiliated	(387,798)	(13,575)	(41,990)	(495)
Foreign currency translations	(14,832,353)	(568,405)	(1,624,400)	(138,752)
Futures contracts	11,632,686	686,355	566,186	50,450
	(860,017,900)	(194,532,754)	150,196,775	(28,692,460)
Net realized and unrealized gain (loss)	(1,262,110,250)	(76,108,537)	16,979,703	(32,274,782)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(92,154,074)	$(39,594,444)	$166,237,049	$(5,677,461)
(a) See Note 2 of the Notes to Financial Statements.
(b) Net of increase in deferred foreign capital gain tax of	$(243,260)	$—	$(30,571)	$—
See notes to financial statements.
Statements of Operations

Statements of Operations (unaudited)(continued)
Six Months Ended January 31, 2025

iShares Core MSCI Total International Stock ETF
INVESTMENT INCOME
Dividends—unaffiliated	$414,645,337
Dividends—affiliated	1,362,888
Interest—unaffiliated	192,130
Securities lending income—affiliated—net	2,912,401
Other income—unaffiliated	93,912
Foreign taxes withheld	(35,720,103)
Foreign withholding tax claims	1,047,342
Total investment income	384,533,907
EXPENSES
Investment advisory	13,457,695
Interest expense	60,633
Professional	29,941
Commitment costs	20,218
Total expenses	13,568,487
Net investment income	370,965,420
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	(295,954,139)
Investments—affiliated	150,462
Foreign currency transactions	(5,678,884)
Futures contracts	(5,795,667)
(307,278,228)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(b)	181,208,823
Investments—affiliated	(121,629)
Foreign currency translations	(2,033,538)
Futures contracts	1,910,084
180,963,740
Net realized and unrealized loss	(126,314,488)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$244,650,932
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(2,048,142)
(b) Net of reduction in deferred foreign capital gain tax of	$42,922,843
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Core MSCI EAFE ETF		iShares Core MSCI Europe ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,169,956,176	$3,183,868,480	$36,514,093	$137,929,479
Net realized gain (loss)	(402,092,350)	(541,725,182)	118,424,217	139,367,375
Net change in unrealized appreciation (depreciation)	(860,017,900)	9,405,498,536	(194,532,754)	206,223,636
Net increase (decrease) in net assets resulting from operations	(92,154,074)	12,047,641,834	(39,594,444)	483,520,490
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,869,133,979)(b)	(3,522,125,819)	(54,989,761)(b)	(144,029,877)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	5,165,115,275	9,630,327,254	(401,063,415)	(98,970,748)
NET ASSETS
Total increase (decrease) in net assets	3,203,827,222	18,155,843,269	(495,647,620)	240,519,865
Beginning of period	120,159,549,449	102,003,706,180	4,630,353,384	4,389,833,519
End of period	$123,363,376,671	$120,159,549,449	$4,134,705,764	$4,630,353,384

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	iShares Core MSCI International Developed Markets ETF		iShares Core MSCI Pacific ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$149,257,346	$362,937,820	$26,597,321	$49,036,659
Net realized gain (loss)	(133,217,072)	(7,395,419)	(3,582,322)	23,054,244
Net change in unrealized appreciation (depreciation)	150,196,775	1,021,700,324	(28,692,460)	134,242,605
Net increase (decrease) in net assets resulting from operations	166,237,049	1,377,242,725	(5,677,461)	206,333,508
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(221,523,815)(b)	(393,369,827)	(41,550,268)(b)	(58,321,914)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	2,481,256,079	1,746,017,299	(5,459,175)	147,622,497
NET ASSETS
Total increase (decrease) in net assets	2,425,969,313	2,729,890,197	(52,686,904)	295,634,091
Beginning of period	14,110,677,357	11,380,787,160	2,032,570,359	1,736,936,268
End of period	$16,536,646,670	$14,110,677,357	$1,979,883,455	$2,032,570,359

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Core MSCI Total International Stock ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$370,965,420	$978,760,866
Net realized loss	(307,278,228)	(243,230,997)
Net change in unrealized appreciation (depreciation)	180,963,740	2,623,620,085
Net increase in net assets resulting from operations	244,650,932	3,359,149,954
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(657,405,856)(b)	(1,087,342,961)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,232,723,318	2,509,054,152
NET ASSETS
Total increase in net assets	819,968,394	4,780,861,145
Beginning of period	37,872,500,211	33,091,639,066
End of period	$38,692,468,605	$37,872,500,211

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	iShares Core MSCI EAFE ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of period	$74.79	$69.41	$61.88	$75.40	$58.48	$60.80
Net investment income(a)	0.71 (b)	2.08	2.03 (b)	2.10 (b)	1.76	1.52
Net realized and unrealized gain (loss)(c)	(0.76)	5.58	7.12	(12.90)	16.86	(2.26)
Net increase (decrease) from investment operations	(0.05)	7.66	9.15	(10.80)	18.62	(0.74)
Distributions from net investment income(d)	(1.13)(e)	(2.28)	(1.62)	(2.72)	(1.70)	(1.58)
Net asset value, end of period	$73.61	$74.79	$69.41	$61.88	$75.40	$58.48
Total Return(f)
Based on net asset value	(0.03)%(b)(g)	11.24%	14.94%(b)	(14.58)%(b)	31.95%	(1.30)%
Ratios to Average Net Assets(h)
Total expenses	0.07%(i)	0.07%	0.07%	0.07%	0.08%	0.07%
Total expenses excluding professional fees for foreign withholding tax claims	0.07%(i)	0.07%	0.07%	0.07%	0.07%	N/A
Net investment income	1.92%(b)(i)	2.97%	3.21%(b)	3.00%(b)	2.55%(b)	2.57%
Supplemental Data
Net assets, end of period (000)	$123,363,377	$120,159,549	$102,003,706	$88,823,464	$99,092,545	$66,212,280
Portfolio turnover rate(j)	1%	2%	3%	4%	2%	2%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months period ended
January 31, 2025 and for the years ended July 31, 2023 and July 31, 2022, respectively:
• Net investment income per share by $0.00, $0.02 and $0.01.
• Total return by 0.01%, 0.03% and 0.02%.
• Ratio of net investment income to average net assets by 0.00%, 0.03% and 0.02%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Core MSCI Europe ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of period	$58.39	$54.06	$47.25	$58.23	$44.41	$45.70
Net investment income(a)	0.47 (b)	1.73 (b)	1.65 (b)	1.61 (b)	1.28	1.09
Net realized and unrealized gain (loss)(c)	(0.71)	4.36	6.67	(10.68)	13.91	(1.39)
Net increase (decrease) from investment operations	(0.24)	6.09	8.32	(9.07)	15.19	(0.30)
Distributions from net investment income(d)	(0.72)(e)	(1.76)	(1.51)	(1.91)	(1.37)	(0.99)
Net asset value, end of period	$57.43	$58.39	$54.06	$47.25	$58.23	$44.41
Total Return(f)
Based on net asset value	(0.38)%(b)(g)	11.40%(b)	17.84%(b)	(15.80)%(b)	34.39%	(0.66)%
Ratios to Average Net Assets(h)
Total expenses	0.10%(i)	0.09%	0.11%	0.09%	0.09%	0.09%
Total expenses excluding professional fees for foreign withholding tax claims	0.09%(i)	0.09%	0.09%	0.09%	0.09%	N/A
Net investment income	1.63%(b)(i)	3.17%(b)	3.36%(b)	2.98%(b)	2.46%	2.45%
Supplemental Data
Net assets, end of period (000)	$4,134,706	$4,630,353	$4,389,834	$3,926,722	$5,287,174	$3,463,613
Portfolio turnover rate(j)	2%	5%	5%	5%	3%	3%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2025 and for the years ended July 31, 2024, July 31, 2023 and July 31, 2022, respectively:
• Net investment income per share by $0.04, $0.01, $0.09 and $0.01.
• Total return by 0.07%, 0.02%, 0.18% and 0.02%.
• Ratio of net investment income to average net assets by 0.13%, 0.02%, 0.18% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Core MSCI International Developed Markets ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of period	$67.73	$62.81	$56.46	$67.86	$52.39	$54.31
Net investment income(a)	0.68 (b)	1.88 (b)	1.83 (b)	1.85	1.60	1.46
Net realized and unrealized gain (loss)(c)	(0.20)	5.04	5.94	(10.90)	15.42	(2.04)
Net increase (decrease) from investment operations	0.48	6.92	7.77	(9.05)	17.02	(0.58)
Distributions from net investment income(d)	(0.99)(e)	(2.00)	(1.42)	(2.35)	(1.55)	(1.34)
Net asset value, end of period	$67.22	$67.73	$62.81	$56.46	$67.86	$52.39
Total Return(f)
Based on net asset value	0.76%(b)(g)	11.22%(b)	13.91%(b)	(13.57)%	32.63%	(1.14)%
Ratios to Average Net Assets(h)
Total expenses	0.04%(i)	0.04%	0.04%	0.05%	0.05%	0.05%
Net investment income	2.01%(b)(i)	2.97%(b)	3.15%(b)	2.93%	2.56%	2.81%
Supplemental Data
Net assets, end of period (000)	$16,536,647	$14,110,677	$11,380,787	$7,377,094	$6,158,362	$2,844,598
Portfolio turnover rate(j)	2%	3%	2%	6%	7%	17%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2025 and for the years ended July 31,2024 and July 31,2023 respectively:
• Net investment income per share by $0.01, $0.01 and $0.01.
• Total return by 0.02%, 0.01% and 0.02%.
• Ratio of net investment income to average net assets by 0.04%, 0.01% and 0.02%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Core MSCI Pacific ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of period	$63.72	$59.28	$54.78	$65.86	$52.60	$55.60
Net investment income(a)	0.83	1.58	1.66	1.66	1.42	1.45
Net realized and unrealized gain (loss)(b)	(1.00)	4.77	4.14	(10.02)	13.15	(2.72)
Net increase (decrease) from investment operations	(0.17)	6.35	5.80	(8.36)	14.57	(1.27)
Distributions from net investment income(c)	(1.29)(d)	(1.91)	(1.30)	(2.72)	(1.31)	(1.73)
Net asset value, end of period	$62.26	$63.72	$59.28	$54.78	$65.86	$52.60
Total Return(e)
Based on net asset value	(0.25)%(f)	11.01%	10.73%	(13.01)%	27.70%	(2.45)%
Ratios to Average Net Assets(g)
Total expenses	0.09%(h)	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income	2.61%(h)	2.66%	3.03%	2.72%	2.24%	2.67%
Supplemental Data
Net assets, end of period (000)	$1,979,883	$2,032,570	$1,736,936	$1,501,051	$1,119,667	$904,692
Portfolio turnover rate(i)	2%	5%	7%	16%	6%	5%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Core MSCI Total International Stock ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23(a)	Year Ended 07/31/22(a)	Year Ended 07/31/21(a)	Year Ended 07/31/20(a)
Net asset value, beginning of period	$69.12	$64.95	$59.02	$72.22	$56.92	$57.96
Net investment income(b)	0.67 (c)	1.86 (c)	1.87 (c)	1.93 (c)	1.58	1.53
Net realized and unrealized gain (loss)(d)	(0.25)	4.38	5.53	(12.82)	15.28	(1.06)
Net increase (decrease) from investment operations	0.42	6.24	7.40	(10.89)	16.86	0.47
Distributions from net investment income(e)	(1.18)(f)	(2.07)	(1.47)	(2.31)	(1.56)	(1.51)
Net asset value, end of period	$68.36	$69.12	$64.95	$59.02	$72.22	$56.92
Total Return(g)
Based on net asset value	0.63%(c)(h)	9.84%(c)	12.72%(c)	(15.36)%(c)	29.71%	0.77%(i)
Ratios to Average Net Assets(j)
Total expenses	0.07%(k)	0.07%	0.07%	0.09%	0.09%	0.09%
Total expenses after fees waived	0.07%(k)	0.07%	0.07%	0.09%	0.09%	0.09%
Net investment income	1.93%(c)(k)	2.88%(c)	3.14%(c)	2.87%(c)	2.35%	2.72%
Supplemental Data
Net assets, end of period (000)	$38,692,469	$37,872,500	$33,091,639	$28,113,472	$30,065,795	$19,546,312
Portfolio turnover rate(l)	2%	3%	3%	10%	7%	7%
(a) Consolidated Financial Highlights.
(b) Based on average shares outstanding.
(c) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2025 and for the years ended July 31, 2024, July 31, 2023 and July 31, 2022, respectively:
• Net investment income per share by $0.00, $0.01, $0.02 and $ $0.00.
• Total return by 0.00%, 0.02%, 0.04% and 0.01%.
• Ratio of net investment income to average net assets by 0.01% 0.02%, 0.03% and 0.00%.

(d) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(g) Where applicable, assumes the reinvestment of distributions.
(h) Not annualized.
(i) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(j) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(k) Annualized.
(l) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Core MSCI EAFE	Diversified
Core MSCI Europe	Diversified
Core MSCI International Developed Markets	Diversified
Core MSCI Pacific	Diversified
Core MSCI Total International Stock	Diversified
Basis of Consolidation: The accompanying consolidated financial statements for the iShares Core MSCI Total International Stock ETF included the accounts of its subsidiary in the Republic of Mauritius, which was a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invested in Indian securities. On April 26, 2023, the Fund filed to liquidate its Subsidiary with the Mauritius Financial Services Commission.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Core MSCI EAFE
Barclays Bank PLC	$3,828,084	$(3,828,084)	$—	$—
Barclays Capital, Inc.	29,854,216	(29,854,216)	—	—
BNP Paribas SA	22,117,529	(22,117,529)	—	—
BofA Securities, Inc.	60,750,984	(60,750,984)	—	—
Citadel Clearing LLC	1,457,687	(1,457,687)	—	—
Citigroup Global Markets, Inc.	26,297,840	(26,297,840)	—	—
Deutsche Bank Securities, Inc.	3	(3)	—	—
Goldman Sachs & Co. LLC	262,677,754	(262,677,754)	—	—
HSBC Bank PLC	199,913	(199,913)	—	—
J.P. Morgan Securities LLC	80,386,405	(80,386,405)	—	—
Jefferies LLC	2	(2)	—	—
Macquarie Bank Ltd.	4,538,749	(4,538,749)	—	—
Morgan Stanley	175,314,621	(175,314,621)	—	—
National Financial Services LLC	1,388,652	(1,388,652)	—	—
Nomura Securities International, Inc.	2,672,050	(2,672,050)	—	—
Scotia Capital (USA), Inc.	2,968,961	(2,968,961)	—	—
SG Americas Securities LLC	1,210,320	(1,210,320)	—	—
State Street Bank & Trust Co.	17,076,804	(17,076,804)	—	—
Toronto-Dominion Bank	105,786	(105,786)	—	—
UBS AG	16,960,992	(16,960,992)	—	—
UBS Securities LLC	4	(4)	—	—
	$709,807,356	$(709,807,356)	$—	$—
Core MSCI Europe
Barclays Capital, Inc.	$317,692	$(317,692)	$—	$—
BNP Paribas SA	209,094	(209,094)	—	—
BofA Securities, Inc.	390,473	(390,473)	—	—
Citigroup Global Markets, Inc.	5,256	(5,256)	—	—
Goldman Sachs & Co. LLC	3,418,782	(3,418,782)	—	—
HSBC Bank PLC	230,326	(230,326)	—	—
J.P. Morgan Securities LLC	2,181,679	(2,181,679)	—	—
Morgan Stanley	2,812,316	(2,812,316)	—	—
Scotia Capital (USA), Inc.	46,871	(46,871)	—	—
UBS AG	204,238	(204,238)	—	—
	$9,816,727	$(9,816,727)	$—	$—
Core MSCI International Developed Markets
BNP Paribas SA	$1,645,172	$(1,645,172)	$—	$—
BofA Securities, Inc.	4,265,173	(4,265,173)	—	—
Citigroup Global Markets, Inc.	5,984,036	(5,984,036)	—	—
Goldman Sachs & Co. LLC	23,541,956	(23,541,956)	—	—
HSBC Bank PLC	1,342,332	(1,342,332)	—	—
J.P. Morgan Securities LLC	11,946,902	(11,946,902)	—	—
Jefferies LLC	224,597	(224,597)	—	—
Macquarie Bank Ltd.	3,593,708	(3,593,708)	—	—
Morgan Stanley	10,619,358	(10,619,358)	—	—
Scotia Capital (USA), Inc.	767,184	(767,184)	—	—
SG Americas Securities LLC	127,468	(127,468)	—	—
State Street Bank & Trust Co.	3,652,888	(3,652,888)	—	—
UBS AG	2,179,667	(2,179,667)	—	—
	$69,890,441	$(69,890,441)	$—	$—

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Core MSCI Pacific
BNP Paribas SA	$817,159	$(817,159)	$—	$—
BofA Securities, Inc.	397,326	(397,326)	—	—
Citigroup Global Markets, Inc.	114,154	(114,154)	—	—
Goldman Sachs & Co. LLC	8,518,424	(8,518,424)	—	—
HSBC Bank PLC	1,315,018	(1,315,018)	—	—
J.P. Morgan Securities LLC	2,239,975	(2,239,975)	—	—
Macquarie Bank Ltd.	7,392	(7,392)	—	—
Morgan Stanley	1,804,056	(1,804,056)	—	—
Nomura Securities International, Inc.	113,901	(113,901)	—	—
SG Americas Securities LLC	17,806	(17,806)	—	—
State Street Bank & Trust Co.	1,809,569	(1,809,569)	—	—
UBS AG	90,744	(90,744)	—	—
	$17,245,524	$(17,245,524)	$—	$—
Core MSCI Total International Stock
Barclays Capital, Inc.	$28,582,637	$(28,582,637)	$—	$—
BNP Paribas SA	5,728,367	(5,728,367)	—	—
BofA Securities, Inc.	37,286,476	(37,286,476)	—	—
Citigroup Global Markets, Inc.	19,997,977	(19,997,977)	—	—
Goldman Sachs & Co. LLC	56,871,688	(56,871,688)	—	—
HSBC Bank PLC	25,985,072	(25,985,072)	—	—
J.P. Morgan Securities LLC	22,829,503	(22,829,503)	—	—
J.P. Morgan Securities PLC	884,245	(884,245)	—	—
Jefferies LLC	386,788	(386,788)	—	—
Morgan Stanley	96,808,650	(96,808,650)	—	—
National Financial Services LLC	143,160	(143,160)	—	—
Nomura Securities International, Inc.	2,536,773	(2,536,773)	—	—
Scotia Capital (USA), Inc.	1,502,330	(1,502,330)	—	—
SG Americas Securities LLC	6,341,124	(6,341,124)	—	—
State Street Bank & Trust Co.	5,025,463	(5,025,463)	—	—
UBS AG	2,304,466	(2,304,466)	—	—
Wells Fargo Bank N.A.	843,018	(814,548)	—	28,470(b)
Wells Fargo Securities LLC	5,485,500	(5,485,500)	—	—
	$319,543,237	$(319,514,767)	$—	$28,470

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of January 31, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Core MSCI EAFE	0.07%
Core MSCI Europe	0.09
Core MSCI International Developed Markets	0.04
Core MSCI Pacific	0.09
Core MSCI Total International Stock	0.07
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
For the iShares Core MSCI Total International Stock ETF, BFA contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.
For six months ended January 31, 2025, there were no fees waived by BFA pursuant to this arrangement.
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Core MSCI EAFE	$1,428,693
Core MSCI Europe	32,399
Core MSCI International Developed Markets	139,947
Core MSCI Pacific	33,011
Core MSCI Total International Stock	704,992
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended January 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Core MSCI EAFE	$232,841,284	$177,342,405	$(59,514,314)
Core MSCI Europe	13,777,492	12,322,194	(3,173,813)
Core MSCI International Developed Markets	38,679,285	36,379,981	(15,790,739)
Core MSCI Pacific	4,701,032	1,753,917	(289,453)
Core MSCI Total International Stock	11,178,458	80,451,891	(35,099,989)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended January 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Core MSCI EAFE	$2,615,172,437	$1,554,320,680
Core MSCI Europe	105,383,654	126,631,432
Core MSCI International Developed Markets	485,516,949	295,114,470
Core MSCI Pacific	40,892,852	54,520,701
Core MSCI Total International Stock	1,115,373,953	643,982,420
For the six months ended January 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Core MSCI EAFE	$3,474,198,293	$—
Core MSCI Europe	252,085,369	640,542,967
Core MSCI International Developed Markets	2,249,964,734	—
Core MSCI Pacific	17,716,401	24,123,360
Core MSCI Total International Stock	512,347,137	—
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of July 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
Core MSCI EAFE	$(3,423,128,652)
Core MSCI Europe	(270,321,902)
Core MSCI International Developed Markets	(219,201,204)
Core MSCI Pacific	(81,225,092)
Core MSCI Total International Stock	(1,633,726,306)
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of January 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core MSCI EAFE	$106,475,481,216	$30,426,549,948	$(13,336,582,706)	$17,089,967,242
Core MSCI Europe	4,225,740,933	584,485,471	(687,721,034)	(103,235,563)
Core MSCI International Developed Markets	14,379,313,407	3,244,022,708	(1,070,408,559)	2,173,614,149
Core MSCI Pacific	1,855,993,260	372,837,700	(235,742,861)	137,094,839
Core MSCI Total International Stock	32,392,099,991	10,325,539,619	(3,741,071,493)	6,584,468,126
9. LINE OF CREDIT
The iShares Core MSCI Total International Stock ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
For the six months ended January 31, 2025, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:
iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
Core MSCI Total International Stock	$85,000,000	$1,847,826	6.42%
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 01/31/25		Year Ended 07/31/24
iShares ETF	Shares	Amount	Shares	Amount
Core MSCI EAFE
Shares sold	69,400,000	$5,165,115,275	137,000,000	$9,630,327,254
Core MSCI Europe
Shares sold	4,400,000	$259,455,317	11,800,000	$669,881,776
Shares redeemed	(11,700,000)	(660,518,732)	(13,700,000)	(768,852,524)
	(7,300,000)	$(401,063,415)	(1,900,000)	$(98,970,748)
Core MSCI International Developed Markets
Shares sold	37,650,000	$2,481,256,079	27,150,000	$1,746,017,299
Core MSCI Pacific
Shares sold	300,000	$18,690,850	4,600,000	$271,941,795
Shares redeemed	(400,000)	(24,150,025)	(2,000,000)	(124,319,298)
	(100,000)	$(5,459,175)	2,600,000	$147,622,497
Core MSCI Total International Stock
Shares sold	18,100,000	$1,232,723,318	38,400,000	$2,509,054,152
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
iShares Core MSCI Total International Stock ETF has filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities.  Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Based upon the Fund's evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries' tax claim receivables and related liabilities are disclosed in the

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Statement of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of January 31, 2025, is $960,099 or $0.00 per share.
The Internal Revenue Service ("IRS") has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.  Assuming there are sufficient foreign taxes paid which each of the iShares Core MSCI EAFE ETF, iShares Core MSCI Europe ETF, iShares Core MSCI International Developed Markets ETF and iShares Core MSCI Total International Stock ETF is able to pass through to its shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

2025 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
Glossary of Terms Used in this Report

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Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

January 31, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares Currency Hedged MSCI ACWI ex U.S. ETF | HAWX | NYSE Arca
• iShares Currency Hedged MSCI EAFE ETF | HEFA | Cboe BZX Exchange
• iShares Currency Hedged MSCI EAFE Small-Cap ETF | HSCZ | NYSE Arca
• iShares MSCI ACWI ex U.S. ETF | ACWX | NASDAQ
• iShares MSCI EAFE ETF | EFA | NYSE Arca
• iShares MSCI EAFE Small-Cap ETF | SCZ | NASDAQ

2

Schedule of Investments (unaudited)
January 31, 2025
iShares® Currency Hedged MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 99.8%
iShares MSCI ACWI ex U.S. ETF(a)	4,551,409	$245,685,058
Total Investment Companies (Cost: $221,174,066)		245,685,058
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(a)(b)	160,000	160,000
Total Short-Term Securities — 0.1% (Cost: $160,000)		160,000
Total Investments in Securities — 99.9% (Cost: $221,334,066)		245,845,058
Other Assets Less Liabilities — 0.1%		237,809
Net Assets — 100.0%		$246,082,867

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$102,844,413	$—	$(102,865,945)(b)	$21,723	$(191)	$—	—	$758,503 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	90,000	70,000 (b)	—	—	—	160,000	160,000	7,230	—
iShares MSCI ACWI ex U.S. ETF	229,636,751	47,550,572	(31,625,795)	5,380,887	(5,257,357)	245,685,058	4,551,409	3,269,228	—
				$5,402,610	$(5,257,548)	$245,845,058		$4,034,961	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	280,000	USD	173,369	Barclays Bank PLC	02/05/25	$707
AUD	17,490,000	USD	10,859,541	BNP Paribas SA	02/05/25	14,003
AUD	33,000	USD	20,426	HSBC Bank PLC	02/05/25	90
BRL	15,451,000	USD	2,633,354	Citibank N.A.	02/05/25	9,966
BRL	106,000	USD	17,240	JPMorgan Chase Bank N.A.	02/05/25	894
BRL	645,000	USD	103,938	Morgan Stanley & Co. International PLC	02/05/25	6,407
CLP	2,416,000	USD	2,392	Citibank N.A.	02/05/25	71
CLP	175,882,000	USD	178,969	Morgan Stanley & Co. International PLC	02/05/25	335
CLP	175,882,000	USD	179,106	State Street Bank & Trust Company	02/05/25	199
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNH	147,000	USD	20,008	HSBC Bank PLC	02/05/25	$64
EUR	155,000	USD	160,769	UBS AG	02/05/25	35
HKD	138,957,000	USD	17,832,146	BNP Paribas SA	02/05/25	1,876
ILS	16,000	USD	4,411	Deutsche Bank Securities Inc.	02/05/25	61
ILS	2,376,000	USD	663,549	UBS AG	02/05/25	535
INR	578,701,500	USD	6,680,537	State Street Bank & Trust Company	02/05/25	28
JPY	36,417,000	USD	231,808	Bank of America N.A.	02/05/25	3,023
JPY	29,306,000	USD	186,866	HSBC Bank PLC	02/05/25	2,111
KRW	66,997,000	USD	45,848	Citibank N.A.	02/05/25	243
KRW	9,754,808,000	USD	6,699,731	Deutsche Bank Securities Inc.	02/05/25	11,161
KRW	298,835,000	USD	202,244	Morgan Stanley & Co. International PLC	02/05/25	3,342
KRW	21,267,000	USD	14,415	State Street Bank & Trust Company	02/05/25	216
MXN	214,000	USD	10,233	HSBC Bank PLC	02/05/25	94
MXN	254,000	USD	12,115	State Street Bank & Trust Company	02/05/25	143
MYR	2,411,500	USD	540,642	Morgan Stanley & Co. International PLC	02/05/25	412
NOK	9,584,000	USD	846,168	Bank of America N.A.	02/05/25	572
NOK	200,000	USD	17,609	BNP Paribas SA	02/05/25	61
NZD	4,000	USD	2,256	BNP Paribas SA	02/05/25	—
NZD	553,000	USD	311,892	UBS AG	02/05/25	84
SGD	19,000	USD	13,950	Barclays Bank PLC	02/05/25	31
THB	236,000	USD	6,817	Barclays Bank PLC	02/05/25	192
THB	721,000	USD	21,068	BNP Paribas SA	02/05/25	344
THB	34,359,000	USD	1,020,251	HSBC Bank PLC	02/05/25	121
TRY	252,000	USD	6,898	Bank of America N.A.	02/05/25	126
TRY	16,776,000	USD	467,070	HSBC Bank PLC	02/05/25	538
TRY	115,000	USD	3,170	UBS AG	02/05/25	35
TWD	3,111,000	USD	94,937	JPMorgan Chase Bank N.A.	02/05/25	17
TWD	226,448,000	USD	6,882,918	Morgan Stanley & Co. International PLC	02/05/25	28,781
TWD	227,707,000	USD	6,921,244	State Street Bank & Trust Company	02/05/25	28,883
USD	44,763	AUD	72,000	State Street Bank & Trust Company	02/05/25	1
USD	310,777	CAD	447,000	BNP Paribas SA	02/05/25	3,187
USD	77,944	CAD	112,000	Citibank N.A.	02/05/25	875
USD	19,129,676	CAD	27,478,000	State Street Bank & Trust Company	02/05/25	221,506
USD	75,860	CHF	69,000	BNP Paribas SA	02/05/25	90
USD	13,749,604	CHF	12,419,000	Citibank N.A.	02/05/25	112,067
USD	57,220	CHF	52,000	JPMorgan Chase Bank N.A.	02/05/25	118
USD	189,323	CHF	172,000	State Street Bank & Trust Company	02/05/25	447
USD	4,648,814	DKK	33,423,000	Citibank N.A.	02/05/25	2,154
USD	21,528,811	GBP	17,195,000	BNP Paribas SA	02/05/25	208,842
USD	784,226	HKD	6,091,000	BNP Paribas SA	02/05/25	2,495
USD	17,003,322	HKD	132,041,000	Citibank N.A.	02/05/25	56,913
USD	73,667	HKD	573,000	JPMorgan Chase Bank N.A.	02/05/25	127
USD	196,401	HKD	1,527,000	State Street Bank & Trust Company	02/05/25	423
USD	11,229	IDR	182,277,000	JPMorgan Chase Bank N.A.	02/05/25	48
USD	540,158	IDR	8,771,162,000	Morgan Stanley & Co. International PLC	02/05/25	2,120
USD	524,363	IDR	8,512,008,000	State Street Bank & Trust Company	02/05/25	2,223
USD	6,807,620	INR	585,067,000	Morgan Stanley & Co. International PLC	02/05/25	53,572
USD	6,789,525	INR	583,183,000	State Street Bank & Trust Company	02/05/25	57,226
USD	6,666	MXN	138,000	Barclays Bank PLC	02/05/25	6
USD	18,451	MXN	381,000	JPMorgan Chase Bank N.A.	02/05/25	65
USD	4,510,596	SEK	49,753,000	Citibank N.A.	02/05/25	23,146
ZAR	23,000	USD	1,215	Barclays Bank PLC	02/05/25	16
ZAR	383,000	USD	20,236	State Street Bank & Trust Company	02/05/25	263
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNY	1,116,000	USD	153,229	State Street Bank & Trust Company	03/05/25	$1,546
IDR	172,832,000	USD	10,564	Morgan Stanley & Co. International PLC	03/05/25	18
MYR	361,000	USD	81,178	Morgan Stanley & Co. International PLC	03/05/25	8
USD	174,215	AUD	280,000	Morgan Stanley & Co. International PLC	03/05/25	121
USD	173,420	AUD	278,000	State Street Bank & Trust Company	03/05/25	570
USD	383,845	CAD	556,000	Bank of America N.A.	03/05/25	805
USD	19,305,424	CAD	27,922,000	State Street Bank & Trust Company	03/05/25	69,382
USD	13,856,105	CHF	12,575,000	Deutsche Bank Securities Inc.	03/05/25	3,641
USD	222,576	CHF	202,000	JPMorgan Chase Bank N.A.	03/05/25	56
USD	988,837	CHF	895,000	State Street Bank & Trust Company	03/05/25	2,916
USD	2,964,975	CNH	21,628,000	UBS AG	03/05/25	8,422
USD	4,225,665	DKK	30,341,000	Banco Santander Central Hispano	03/05/25	929
USD	31,334	DKK	225,000	Bank of America N.A.	03/05/25	4
USD	48,922,710	EUR	47,077,000	Deutsche Bank Securities Inc.	03/05/25	20,461
USD	3,014,478	EUR	2,896,000	State Street Bank & Trust Company	03/05/25	6,195
USD	21,368,994	GBP	17,209,000	BNP Paribas SA	03/05/25	33,451
USD	1,029,974	GBP	829,000	HSBC Bank PLC	03/05/25	2,188
USD	406,773	GBP	328,000	JPMorgan Chase Bank N.A.	03/05/25	122
USD	508,374	IDR	8,293,611,500	Morgan Stanley & Co. International PLC	03/05/25	556
USD	508,358	IDR	8,293,611,500	State Street Bank & Trust Company	03/05/25	541
USD	44,232	ILS	158,000	HSBC Bank PLC	03/05/25	53
USD	6,666,838	INR	578,701,500	Morgan Stanley & Co. International PLC	03/05/25	1,937
USD	34,388,559	JPY	5,302,244,000	Deutsche Bank Securities Inc.	03/05/25	87,527
USD	21,063	MXN	438,000	Morgan Stanley & Co. International PLC	03/05/25	19
USD	1,262,098	MXN	26,260,000	State Street Bank & Trust Company	03/05/25	417
USD	535,096	MYR	2,378,500	State Street Bank & Trust Company	03/05/25	191
USD	13,166	NOK	149,000	Bank of America N.A.	03/05/25	3
USD	57,409	NOK	649,000	Barclays Bank PLC	03/05/25	72
USD	4,557,194	SEK	50,299,000	JPMorgan Chase Bank N.A.	03/05/25	12,842
USD	306,700	SEK	3,386,000	State Street Bank & Trust Company	03/05/25	786
USD	2,021,117	SGD	2,739,000	UBS AG	03/05/25	3,195
USD	7,100,300	TWD	233,589,000	Morgan Stanley & Co. International PLC	03/05/25	9,370
USD	6,882,918	TWD	226,448,000	State Street Bank & Trust Company	03/05/25	8,763
USD	2,100,381	ZAR	39,289,000	HSBC Bank PLC	03/05/25	2,653
USD	43,376	BRL	255,000	Citibank N.A.	03/07/25	100
USD	98,648	BRL	580,000	Morgan Stanley & Co. International PLC	03/07/25	217
USD	33,011	BRL	194,000	State Street Bank & Trust Company	03/07/25	87
USD	6,707,424	KRW	9,754,808,000	Deutsche Bank Securities Inc.	03/07/25	5,280
USD	331,779	KRW	481,511,000	Morgan Stanley & Co. International PLC	03/07/25	952
						1,150,127
AUD	120,000	USD	74,921	Bank of America N.A.	02/05/25	(317)
CAD	186,000	USD	129,895	Citibank N.A.	02/05/25	(1,905)
CAD	597,000	USD	415,621	JPMorgan Chase Bank N.A.	02/05/25	(4,814)
CAD	27,104,000	USD	18,718,387	State Street Bank & Trust Company	02/05/25	(67,575)
CAD	150,000	USD	104,466	UBS AG	02/05/25	(1,248)
CHF	86,000	USD	95,370	Barclays Bank PLC	02/05/25	(932)
CHF	51,000	USD	56,467	BNP Paribas SA	02/05/25	(463)
CHF	12,575,000	USD	13,812,630	Deutsche Bank Securities Inc.	02/05/25	(3,786)
CNH	21,461,000	USD	2,938,546	UBS AG	02/05/25	(8,277)
DKK	30,341,000	USD	4,219,069	Banco Santander Central Hispano	02/05/25	(886)
DKK	417,000	USD	58,023	Bank of America N.A.	02/05/25	(49)
DKK	3,082,000	USD	428,688	BNP Paribas SA	02/05/25	(210)
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	208,000	USD	29,009	State Street Bank & Trust Company	02/05/25	$(92)
EUR	47,077,000	USD	48,860,267	Deutsche Bank Securities Inc.	02/05/25	(20,406)
EUR	323,000	USD	335,888	State Street Bank & Trust Company	02/05/25	(793)
GBP	37,000	USD	46,311	Barclays Bank PLC	02/05/25	(435)
GBP	17,395,000	USD	21,603,479	BNP Paribas SA	02/05/25	(35,532)
GBP	118,000	USD	147,676	HSBC Bank PLC	02/05/25	(1,369)
HKD	321,000	USD	41,344	HSBC Bank PLC	02/05/25	(146)
HKD	954,000	USD	122,706	UBS AG	02/05/25	(267)
IDR	9,171,835,500	USD	563,005	Morgan Stanley & Co. International PLC	02/05/25	(389)
IDR	8,293,611,500	USD	508,967	State Street Bank & Trust Company	02/05/25	(223)
INR	578,701,500	USD	6,683,237	Morgan Stanley & Co. International PLC	02/05/25	(2,673)
INR	10,847,000	USD	126,171	State Street Bank & Trust Company	02/05/25	(953)
JPY	5,302,244,000	USD	34,278,451	Deutsche Bank Securities Inc.	02/05/25	(87,456)
MXN	25,185,000	USD	1,215,651	State Street Bank & Trust Company	02/05/25	(276)
MXN	173,000	USD	8,467	UBS AG	02/05/25	(118)
MYR	2,378,500	USD	535,096	State Street Bank & Trust Company	02/05/25	(1,446)
NOK	66,000	USD	5,842	Morgan Stanley & Co. International PLC	02/05/25	(10)
SEK	50,000	USD	4,528	Bank of America N.A.	02/05/25	(18)
SEK	95,000	USD	8,613	BNP Paribas SA	02/05/25	(45)
SEK	50,299,000	USD	4,549,472	JPMorgan Chase Bank N.A.	02/05/25	(12,776)
SEK	345,000	USD	31,250	State Street Bank & Trust Company	02/05/25	(133)
SGD	2,717,000	USD	2,002,524	UBS AG	02/05/25	(3,173)
USD	59,560	AUD	96,000	BNP Paribas SA	02/05/25	(124)
USD	10,874,711	AUD	17,563,000	Deutsche Bank Securities Inc.	02/05/25	(44,218)
USD	119,120	AUD	192,000	State Street Bank & Trust Company	02/05/25	(246)
USD	1,306,725	BRL	8,111,500	Morgan Stanley & Co. International PLC	02/05/25	(80,971)
USD	1,296,871	BRL	8,090,500	State Street Bank & Trust Company	02/05/25	(87,233)
USD	1,923	CLP	1,933,000	BNP Paribas SA	02/05/25	(48)
USD	178,700	CLP	177,396,000	Morgan Stanley & Co. International PLC	02/05/25	(2,148)
USD	175,872	CLP	174,851,000	State Street Bank & Trust Company	02/05/25	(2,382)
USD	109,405	CNH	803,000	BNP Paribas SA	02/05/25	(236)
USD	2,774,561	CNH	20,365,000	Citibank N.A.	02/05/25	(6,061)
USD	15,812	CNH	116,000	HSBC Bank PLC	02/05/25	(27)
USD	44,133	CNY	324,000	State Street Bank & Trust Company	02/05/25	(106)
USD	23,011	DKK	167,000	Barclays Bank PLC	02/05/25	(206)
USD	45,884	DKK	333,000	BNP Paribas SA	02/05/25	(411)
USD	17,305	DKK	125,000	JPMorgan Chase Bank N.A.	02/05/25	(73)
USD	1,457,446	EUR	1,408,000	BNP Paribas SA	02/05/25	(3,278)
USD	47,842,804	EUR	46,147,000	State Street Bank & Trust Company	02/05/25	(32,232)
USD	233,900	GBP	189,000	Barclays Bank PLC	02/05/25	(440)
USD	117,568	GBP	95,000	BNP Paribas SA	02/05/25	(222)
USD	87,759	GBP	71,000	JPMorgan Chase Bank N.A.	02/05/25	(274)
USD	2,476	ILS	9,000	Bank of America N.A.	02/05/25	(39)
USD	7,134	ILS	26,000	Barclays Bank PLC	02/05/25	(133)
USD	628,682	ILS	2,289,000	Citibank N.A.	02/05/25	(11,086)
USD	15,097	ILS	55,000	JPMorgan Chase Bank N.A.	02/05/25	(275)
USD	3,567	ILS	13,000	Morgan Stanley & Co. International PLC	02/05/25	(67)
USD	32,408,772	JPY	5,076,203,000	BNP Paribas SA	02/05/25	(324,620)
USD	138,387	JPY	21,850,000	JPMorgan Chase Bank N.A.	02/05/25	(2,510)
USD	1,723,370	JPY	269,914,000	State Street Bank & Trust Company	02/05/25	(17,143)
USD	36,451	KRW	53,598,000	BNP Paribas SA	02/05/25	(422)
USD	27,563	KRW	40,198,000	Citibank N.A.	02/05/25	(92)
USD	72,844	KRW	107,196,000	JPMorgan Chase Bank N.A.	02/05/25	(902)
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,365,694	KRW	4,970,457,500	Morgan Stanley & Co. International PLC	02/05/25	$(53,768)
USD	3,363,758	KRW	4,970,457,500	State Street Bank & Trust Company	02/05/25	(55,704)
USD	1,210,036	MXN	25,307,000	Citibank N.A.	02/05/25	(11,226)
USD	552,015	MYR	2,474,000	Morgan Stanley & Co. International PLC	02/05/25	(3,061)
USD	517,526	MYR	2,316,000	State Street Bank & Trust Company	02/05/25	(2,101)
USD	4,650	NOK	53,000	BNP Paribas SA	02/05/25	(33)
USD	852,327	NOK	9,681,000	Citibank N.A.	02/05/25	(2,982)
USD	966	NOK	11,000	HSBC Bank PLC	02/05/25	(6)
USD	9,212	NOK	105,000	State Street Bank & Trust Company	02/05/25	(65)
USD	13,448	NZD	24,000	Barclays Bank PLC	02/05/25	(91)
USD	1,679	NZD	3,000	BNP Paribas SA	02/05/25	(14)
USD	1,122	NZD	2,000	JPMorgan Chase Bank N.A.	02/05/25	(6)
USD	4,476	NZD	8,000	State Street Bank & Trust Company	02/05/25	(37)
USD	291,388	NZD	520,000	UBS AG	02/05/25	(1,971)
USD	24,779	SEK	276,000	BNP Paribas SA	02/05/25	(115)
USD	18,591	SEK	207,000	JPMorgan Chase Bank N.A.	02/05/25	(79)
USD	49,647	SEK	553,000	State Street Bank & Trust Company	02/05/25	(230)
USD	1,915,027	SGD	2,609,000	Bank of America N.A.	02/05/25	(4,850)
USD	46,925	SGD	64,000	Barclays Bank PLC	02/05/25	(171)
USD	8,049	SGD	11,000	JPMorgan Chase Bank N.A.	02/05/25	(45)
USD	21,917	SGD	30,000	State Street Bank & Trust Company	02/05/25	(159)
USD	16,131	SGD	22,000	UBS AG	02/05/25	(58)
USD	4,102	THB	141,000	BNP Paribas SA	02/05/25	(86)
USD	1,006,498	THB	34,466,000	Citibank N.A.	02/05/25	(17,052)
USD	15,129	THB	520,000	JPMorgan Chase Bank N.A.	02/05/25	(314)
USD	5,517	THB	189,000	Morgan Stanley & Co. LLC	02/05/25	(96)
USD	5,046	TRY	184,000	Barclays Bank PLC	02/05/25	(82)
USD	443,389	TRY	16,195,000	Citibank N.A.	02/05/25	(8,025)
USD	18,398	TRY	672,000	JPMorgan Chase Bank N.A.	02/05/25	(333)
USD	2,529	TRY	92,000	Morgan Stanley & Co. International PLC	02/05/25	(36)
USD	7,387,580	TWD	242,643,000	Morgan Stanley & Co. International PLC	02/05/25	(18,427)
USD	6,536,018	TWD	214,623,000	State Street Bank & Trust Company	02/05/25	(14,756)
USD	22,524	ZAR	423,000	Barclays Bank PLC	02/05/25	(115)
USD	2,026,098	ZAR	38,352,000	Citibank N.A.	02/05/25	(26,554)
USD	8,390	ZAR	159,000	JPMorgan Chase Bank N.A.	02/05/25	(120)
USD	11,235	ZAR	211,000	Morgan Stanley & Co. International PLC	02/05/25	(58)
ZAR	38,475,000	USD	2,061,861	HSBC Bank PLC	02/05/25	(2,626)
ZAR	264,000	USD	14,169	JPMorgan Chase Bank N.A.	02/05/25	(39)
DKK	788,000	USD	109,954	HSBC Bank PLC	03/05/25	(232)
HKD	350,000	USD	44,956	Bank of America N.A.	03/05/25	(3)
IDR	105,137,000	USD	6,445	Morgan Stanley & Co. International PLC	03/05/25	(8)
INR	53,491,000	USD	616,469	Morgan Stanley & Co. International PLC	03/05/25	(413)
JPY	54,543,000	USD	353,405	State Street Bank & Trust Company	03/05/25	(558)
NZD	21,000	USD	11,876	HSBC Bank PLC	03/05/25	(25)
SGD	2,000	USD	1,478	State Street Bank & Trust Company	03/05/25	(4)
THB	1,267,000	USD	37,818	Bank of America N.A.	03/05/25	(129)
USD	10,860,713	AUD	17,490,000	BNP Paribas SA	03/05/25	(13,932)
USD	179,067	AUD	288,000	State Street Bank & Trust Company	03/05/25	(1)
USD	307,943	CAD	447,000	State Street Bank & Trust Company	03/05/25	(4)
USD	228,024	CHF	207,000	State Street Bank & Trust Company	03/05/25	(5)
USD	194,361	CLP	191,075,000	Morgan Stanley & Co. International PLC	03/05/25	(377)
USD	208,274	CLP	204,558,000	State Street Bank & Trust Company	03/05/25	(205)
USD	48,384	CNY	354,000	State Street Bank & Trust Company	03/05/25	(711)
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	69,620	DKK	500,000	State Street Bank & Trust Company	03/05/25	$(1)
USD	902,678	EUR	869,000	Bank of America N.A.	03/05/25	(14)
USD	806,073	EUR	776,000	BNP Paribas SA	03/05/25	(14)
USD	352,099	GBP	284,000	State Street Bank & Trust Company	03/05/25	(1)
USD	17,844,512	HKD	138,957,000	BNP Paribas SA	03/05/25	(2,629)
USD	145,120	HKD	1,130,000	JPMorgan Chase Bank N.A.	03/05/25	(13)
USD	294,116	HKD	2,290,000	State Street Bank & Trust Company	03/05/25	(4)
USD	16,682	IDR	273,416,000	Citibank N.A.	03/05/25	(59)
USD	1,117	ILS	4,000	Barclays Bank PLC	03/05/25	(2)
USD	10,902	ILS	39,000	Deutsche Bank Securities Inc.	03/05/25	(3)
USD	663,833	ILS	2,376,000	UBS AG	03/05/25	(536)
USD	219,578	INR	19,078,000	Citibank N.A.	03/05/25	(144)
USD	115,128	INR	10,005,000	Morgan Stanley & Co. International PLC	03/05/25	(99)
USD	6,664,649	INR	578,701,500	State Street Bank & Trust Company	03/05/25	(251)
USD	327,680	JPY	50,663,000	JPMorgan Chase Bank N.A.	03/05/25	(67)
USD	565,395	JPY	87,400,000	State Street Bank & Trust Company	03/05/25	(9)
USD	19,938	MXN	415,000	JPMorgan Chase Bank N.A.	03/05/25	(1)
USD	559,501	MYR	2,494,500	Morgan Stanley & Co. International PLC	03/05/25	(1,492)
USD	846,139	NOK	9,584,000	Bank of America N.A.	03/05/25	(571)
USD	13,959	NOK	158,000	State Street Bank & Trust Company	03/05/25	—
USD	5,079	NZD	9,000	BNP Paribas SA	03/05/25	—
USD	311,986	NZD	553,000	UBS AG	03/05/25	(86)
USD	63,416	SEK	702,000	Morgan Stanley & Co. International PLC	03/05/25	(8)
USD	74,897	SEK	829,000	State Street Bank & Trust Company	03/05/25	(1)
USD	33,153	SGD	45,000	State Street Bank & Trust Company	03/05/25	—
USD	16,754	THB	566,000	Deutsche Bank Securities Inc.	03/05/25	(83)
USD	1,021,161	THB	34,359,000	HSBC Bank PLC	03/05/25	(913)
USD	1,275	THB	43,000	JPMorgan Chase Bank N.A.	03/05/25	(4)
USD	455,741	TRY	16,776,000	HSBC Bank PLC	03/05/25	(510)
USD	7,526	TRY	277,000	JPMorgan Chase Bank N.A.	03/05/25	(7)
USD	8,748	TRY	322,000	State Street Bank & Trust Company	03/05/25	(9)
USD	4,155	TRY	153,000	UBS AG	03/05/25	(6)
USD	226,397	TWD	7,465,000	Citibank N.A.	03/05/25	(213)
USD	110,546	TWD	3,643,000	Morgan Stanley & Co. International PLC	03/05/25	(42)
USD	33,849	ZAR	634,000	BNP Paribas SA	03/05/25	(1)
USD	32,330	ZAR	606,000	UBS AG	03/05/25	(26)
USD	2,619,027	BRL	15,451,000	Citibank N.A.	03/07/25	(3,145)
USD	167,720	KRW	244,221,000	Morgan Stanley & Co. International PLC	03/07/25	(75)
						(1,130,553)
						$19,574
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$1,150,127	$—	$—	$1,150,127
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$1,130,553	$—	$—	$1,130,553
For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	$—	$—	$—	$5,711,434	$—	$—	$5,711,434
Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$—	$2,756,873	$—	$—	$2,756,873
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$223,300,647
Average amounts sold — in USD	$452,002,696
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$1,150,127	$1,130,553
Total derivative assets and liabilities in the Statement of Assets and Liabilities	1,150,127	1,130,553
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$1,150,127	$1,130,553
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Banco Santander Central Hispano	$929	$(886)	$—	$—	$43
Bank of America N.A.	4,533	(4,533)	—	—	—
Barclays Bank PLC	1,024	(1,024)	—	—	—
BNP Paribas SA	264,349	(264,349)	—	—	—
Citibank N.A.	205,535	(88,544)	—	—	116,991
Deutsche Bank Securities Inc.	128,131	(128,131)	—	—	—
HSBC Bank PLC	7,912	(5,854)	—	—	2,058
JPMorgan Chase Bank N.A.	14,289	(14,289)	—	—	—
Morgan Stanley & Co. International PLC	108,167	(108,167)	—	—	—
State Street Bank & Trust Company	402,952	(285,649)	—	—	117,303
UBS AG	12,306	(12,306)	—	—	—
	$1,150,127	$(913,732)	$—	$—	$236,395
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
Banco Santander Central Hispano	$886	$(886)	$—	$—	$—
Bank of America N.A.	5,990	(4,533)	—	—	1,457
Barclays Bank PLC	2,607	(1,024)	—	—	1,583
BNP Paribas SA	382,435	(264,349)	—	—	118,086
Citibank N.A.	88,544	(88,544)	—	—	—
Deutsche Bank Securities Inc.	155,952	(128,131)	—	—	27,821
HSBC Bank PLC	5,854	(5,854)	—	—	—
JPMorgan Chase Bank N.A.	22,652	(14,289)	—	—	8,363
Morgan Stanley & Co. International PLC	164,122	(108,167)	—	—	55,955
Morgan Stanley & Co. LLC	96	—	—	—	96
State Street Bank & Trust Company	285,649	(285,649)	—	—	—
UBS AG	15,766	(12,306)	—	—	3,460
	$1,130,553	$(913,732)	$—	$—	$216,821

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$245,685,058	$—	$—	$245,685,058
Short-Term Securities
Money Market Funds	160,000	—	—	160,000
	$245,845,058	$—	$—	$245,845,058
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$1,150,127	$—	$1,150,127
Liabilities
Foreign Currency Exchange Contracts	—	(1,130,553)	—	(1,130,553)
	$—	$19,574	$—	$19,574

(a)
Derivative financial instruments are forward foreign currency exchange contracts.  Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments
10

Schedule of Investments (unaudited)
January 31, 2025
iShares® Currency Hedged MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 99.8%
iShares MSCI EAFE ETF(a)(b)	74,556,264	$5,907,838,359
Total Investment Companies (Cost: $5,645,063,992)		5,907,838,359
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(a)(c)(d)	67,212,156	67,245,763
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(a)(c)	3,210,000	3,210,000
Total Short-Term Securities — 1.2% (Cost: $70,455,762)		70,455,763
Total Investments in Securities — 101.0% (Cost: $5,715,519,754)		5,978,294,122
Liabilities in Excess of Other Assets — (1.0)%		(61,162,144)
Net Assets — 100.0%		$5,917,131,978

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,447,379,127	$—	$(1,380,458,053)(a)	$447,671	$(122,982)	$67,245,763	67,212,156	$211,072 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,580,000	630,000 (a)	—	—	—	3,210,000	3,210,000	133,104	—
iShares MSCI EAFE ETF	6,665,645,671	1,162,863,357	(1,885,771,548)	292,369,572	(327,268,693)	5,907,838,359	74,556,264	73,316,748	—
				$292,817,243	$(327,391,675)	$5,978,294,122		$73,660,924	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	678,416,000	USD	421,228,494	BNP Paribas SA	02/04/25	$542,691
AUD	7,474,000	USD	4,627,766	HSBC Bank PLC	02/04/25	18,819
EUR	1,266,000	USD	1,313,072	BNP Paribas SA	02/04/25	277
HKD	826,317,000	USD	106,034,596	BNP Paribas SA	02/04/25	13,608
ILS	92,132,000	USD	25,735,914	Citibank N.A.	02/04/25	14,386
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	590,467,000	USD	3,765,953	JPMorgan Chase Bank N.A.	02/04/25	$41,178
NOK	5,889,000	USD	518,503	Morgan Stanley & Co. International PLC	02/04/25	1,786
NOK	371,794,000	USD	32,828,014	UBS AG	02/04/25	19,751
NZD	21,455,000	USD	12,100,620	UBS AG	02/04/25	3,220
USD	1,429,321	AUD	2,294,000	BNP Paribas SA	02/04/25	3,142
USD	784,891	AUD	1,251,000	Commonwealth Bank of Australia	02/04/25	7,144
USD	786,183	AUD	1,251,000	JPMorgan Chase Bank N.A.	02/04/25	8,437
USD	2,344,421	AUD	3,754,000	Morgan Stanley & Co. International PLC	02/04/25	10,560
USD	2,352,141	AUD	3,753,000	State Street Bank & Trust Company	02/04/25	18,901
USD	2,479,443	CHF	2,250,000	BNP Paribas SA	02/04/25	8,952
USD	699,720	CHF	634,000	Citibank N.A.	02/04/25	3,591
USD	3,147,570	CHF	2,850,000	JPMorgan Chase Bank N.A.	02/04/25	18,281
USD	3,316,557	CHF	3,000,000	Morgan Stanley & Co. International PLC	02/04/25	22,569
USD	523,712,872	CHF	473,065,000	State Street Bank & Trust Company	02/04/25	4,289,320
USD	1,488,198	CHF	1,347,000	Toronto Dominion Bank	02/04/25	9,197
USD	202,332	DKK	1,447,000	BNP Paribas SA	02/04/25	1,173
USD	176,083,293	DKK	1,266,063,000	Citibank N.A.	02/04/25	77,427
USD	167,388	DKK	1,203,000	HSBC Bank PLC	02/04/25	149
USD	202,186	DKK	1,447,000	Morgan Stanley & Co. International PLC	02/04/25	1,026
USD	1,317,029	DKK	9,408,000	State Street Bank & Trust Company	02/04/25	9,145
USD	504,521	DKK	3,618,000	Toronto Dominion Bank	02/04/25	1,553
USD	2,282,134	EUR	2,192,000	BNP Paribas SA	02/04/25	8,153
USD	2,285,001	EUR	2,192,000	Citibank N.A.	02/04/25	11,019
USD	3,426,038	EUR	3,289,000	Commonwealth Bank of Australia	02/04/25	14,028
USD	1,140,970	EUR	1,096,000	Morgan Stanley & Co. International PLC	02/04/25	3,979
USD	5,699,513	EUR	5,481,000	Societe Generale	02/04/25	13,522
USD	14,890,651	EUR	14,251,000	State Street Bank & Trust Company	02/04/25	106,659
USD	814,959,152	GBP	650,894,000	BNP Paribas SA	02/04/25	7,916,027
USD	1,531,289	GBP	1,231,000	JPMorgan Chase Bank N.A.	02/04/25	4,972
USD	509,928	GBP	410,000	Morgan Stanley & Co. International PLC	02/04/25	1,570
USD	2,568,280	GBP	2,052,000	Societe Generale	02/04/25	24,007
USD	4,094,131	GBP	3,283,000	State Street Bank & Trust Company	02/04/25	23,541
USD	364,226	GBP	291,000	Toronto Dominion Bank	02/04/25	3,415
USD	395,002	HKD	3,070,000	BMO Capital Markets	02/04/25	1,003
USD	1,336,711	HKD	10,405,000	BNP Paribas SA	02/04/25	1,349
USD	101,898,452	HKD	791,321,000	Citibank N.A.	02/04/25	341,579
USD	1,201,282	HKD	9,329,000	HSBC Bank PLC	02/04/25	4,013
USD	326,066	HKD	2,540,000	JPMorgan Chase Bank N.A.	02/04/25	86
USD	358,942	HKD	2,794,000	Morgan Stanley & Co. International PLC	02/04/25	365
USD	684,871	HKD	5,334,000	State Street Bank & Trust Company	02/04/25	314
USD	195,708	HKD	1,524,000	UBS AG	02/04/25	120
USD	55,526	ILS	198,000	BNP Paribas SA	02/04/25	186
USD	47,976	ILS	170,000	JPMorgan Chase Bank N.A.	02/04/25	462
USD	31,765	ILS	113,000	Morgan Stanley & Co. International PLC	02/04/25	182
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,452,015	JPY	379,366,000	BNP Paribas SA	02/04/25	$5,991
USD	1,227,959	JPY	189,683,000	Citibank N.A.	02/04/25	4,947
USD	816,046	JPY	126,455,000	JPMorgan Chase Bank N.A.	02/04/25	707
USD	2,455,903	JPY	379,366,000	State Street Bank & Trust Company	02/04/25	9,879
USD	101,157	NOK	1,143,000	Bank of New York	02/04/25	174
USD	162,292	NOK	1,829,000	BNP Paribas SA	02/04/25	701
USD	20,239	NOK	229,000	Citibank N.A.	02/04/25	7
USD	20,239	NOK	229,000	JPMorgan Chase Bank N.A.	02/04/25	7
USD	40,430	NOK	457,000	Morgan Stanley & Co. International PLC	02/04/25	54
USD	121,825	NOK	1,372,000	State Street Bank & Trust Company	02/04/25	610
USD	60,818	NOK	686,000	UBS AG	02/04/25	210
USD	14,746	NZD	26,000	Citibank N.A.	02/04/25	79
USD	22,088	NZD	39,000	Morgan Stanley & Co. International PLC	02/04/25	86
USD	82,932	NZD	146,000	State Street Bank & Trust Company	02/04/25	566
USD	22,664	NZD	40,000	Toronto Dominion Bank	02/04/25	98
USD	219,657	SEK	2,399,000	BNP Paribas SA	02/04/25	3,293
USD	587,178	SEK	6,477,000	Citibank N.A.	02/04/25	3,022
USD	1,744,844	SEK	19,194,000	JPMorgan Chase Bank N.A.	02/04/25	13,752
USD	327,373	SEK	3,599,000	Morgan Stanley & Co. International PLC	02/04/25	2,782
USD	171,346,208	SEK	1,890,075,000	State Street Bank & Trust Company	02/04/25	881,824
USD	143,182	SGD	194,000	Bank of America N.A.	02/04/25	430
USD	48,102	SGD	65,000	Citibank N.A.	02/04/25	273
USD	286,827	SGD	388,000	JPMorgan Chase Bank N.A.	02/04/25	1,323
USD	96,133	SGD	130,000	Morgan Stanley & Co. International PLC	02/04/25	475
USD	433,292	SGD	584,000	State Street Bank & Trust Company	02/04/25	3,564
ILS	170,000	USD	47,489	Bank of America N.A.	03/04/25	45
USD	5,320,100	AUD	8,554,000	HSBC Bank PLC	03/04/25	1,566
USD	7,941,709	AUD	12,731,000	State Street Bank & Trust Company	03/04/25	26,083
USD	537,419,311	CHF	487,796,000	BNP Paribas SA	03/04/25	130,406
USD	46,696,534	CHF	42,287,000	State Street Bank & Trust Company	03/04/25	118,998
USD	163,903,819	DKK	1,177,042,000	Bank of America N.A.	03/04/25	20,539
USD	678,127	DKK	4,870,000	Morgan Stanley & Co. International PLC	03/04/25	61
USD	118,371,747	EUR	113,725,000	HSBC Bank PLC	03/04/25	243,388
USD	1,853,575,774	EUR	1,782,941,000	UBS AG	03/04/25	1,600,443
USD	828,887,080	GBP	667,490,000	Bank of New York	03/04/25	1,336,669
USD	42,467,616	GBP	34,181,000	HSBC Bank PLC	03/04/25	90,201
USD	1,798,938	ILS	6,426,000	HSBC Bank PLC	03/04/25	2,159
USD	1,333,297,708	JPY	205,679,571,000	Bank of America N.A.	03/04/25	2,876,213
USD	392,004	NOK	4,436,000	Bank of New York	03/04/25	100
USD	2,322,801	NOK	26,259,000	State Street Bank & Trust Company	03/04/25	2,917
USD	176,780,945	SEK	1,951,135,000	Bank of America N.A.	03/04/25	512,849
USD	12,434,429	SEK	137,286,000	BNP Paribas SA	03/04/25	31,831
USD	77,781,172	SGD	105,412,000	BNP Paribas SA	03/04/25	123,314
USD	519,884	SGD	705,000	HSBC Bank PLC	03/04/25	504
						21,679,974
CHF	487,796,000	USD	535,733,427	BNP Paribas SA	02/04/25	(135,294)
DKK	1,177,042,000	USD	163,650,571	Bank of America N.A.	02/04/25	(20,248)
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	12,851,000	USD	1,788,030	Bank of New York	02/04/25	$(1,507)
DKK	111,022,000	USD	15,442,165	Morgan Stanley & Co. International PLC	02/04/25	(8,080)
EUR	1,782,941,000	USD	1,851,227,640	UBS AG	02/04/25	(1,604,009)
GBP	667,490,000	USD	828,955,831	Bank of New York	02/04/25	(1,335,334)
GBP	4,008,000	USD	5,018,439	Citibank N.A.	02/04/25	(48,922)
JPY	205,679,571,000	USD	1,329,022,816	Bank of America N.A.	02/04/25	(2,870,645)
SEK	1,951,135,000	USD	176,482,427	Bank of America N.A.	02/04/25	(511,089)
SGD	105,412,000	USD	77,689,910	BNP Paribas SA	02/04/25	(124,052)
USD	413,546,482	AUD	667,907,000	BNP Paribas SA	02/04/25	(1,691,259)
USD	129,777	AUD	209,000	Citibank N.A.	02/04/25	(158)
USD	642,667	AUD	1,043,000	HSBC Bank PLC	02/04/25	(5,766)
USD	904,687	AUD	1,460,000	JPMorgan Chase Bank N.A.	02/04/25	(2,995)
USD	385,716	AUD	626,000	Morgan Stanley & Co. International PLC	02/04/25	(3,469)
USD	774,315	AUD	1,251,000	State Street Bank & Trust Company	02/04/25	(3,431)
USD	675,315	AUD	1,091,000	Toronto Dominion Bank	02/04/25	(2,960)
USD	2,789,222	CHF	2,550,000	BNP Paribas SA	02/04/25	(10,668)
USD	988,148	CHF	900,000	JPMorgan Chase Bank N.A.	02/04/25	(48)
USD	491,244	CHF	450,000	Morgan Stanley & Co. International PLC	02/04/25	(2,854)
USD	818,708	CHF	750,000	Toronto Dominion Bank	02/04/25	(4,790)
USD	1,197,888	DKK	8,684,000	BNP Paribas SA	02/04/25	(9,347)
USD	248,021	DKK	1,809,000	HSBC Bank PLC	02/04/25	(3,463)
USD	348,120	DKK	2,532,000	Morgan Stanley & Co. International PLC	02/04/25	(3,874)
USD	649,068	DKK	4,704,000	State Street Bank & Trust Company	02/04/25	(4,874)
USD	21,942,934	EUR	21,329,000	BNP Paribas SA	02/04/25	(183,778)
USD	564,713	EUR	548,000	Citibank N.A.	02/04/25	(3,782)
USD	53,455,190	EUR	51,583,000	Morgan Stanley & Co. International PLC	02/04/25	(57,033)
USD	1,744,142,197	EUR	1,682,246,000	State Street Bank & Trust Company	02/04/25	(1,020,406)
USD	7,799,521	GBP	6,361,000	BNP Paribas SA	02/04/25	(87,480)
USD	1,013,030	GBP	821,000	Citibank N.A.	02/04/25	(4,927)
USD	501,402	GBP	410,000	JPMorgan Chase Bank N.A.	02/04/25	(6,957)
USD	749,958	GBP	616,000	Morgan Stanley & Co. International PLC	02/04/25	(13,820)
USD	4,770,319	GBP	3,898,000	State Street Bank & Trust Company	02/04/25	(62,809)
USD	1,516,005	GBP	1,231,000	UBS AG	02/04/25	(10,311)
USD	427,137	ILS	1,554,000	BNP Paribas SA	02/04/25	(7,196)
USD	23,936,222	ILS	87,153,000	Citibank N.A.	02/04/25	(422,480)
USD	630,030	ILS	2,292,000	JPMorgan Chase Bank N.A.	02/04/25	(10,569)
USD	70,251	ILS	255,000	Morgan Stanley & Co. International PLC	02/04/25	(1,020)
USD	110,163	ILS	397,000	State Street Bank & Trust Company	02/04/25	(795)
USD	2,009,994	JPY	316,138,000	Australia and New Zealand Banking Group	02/04/25	(28,357)
USD	1,210,636,623	JPY	189,638,994,000	BNP Paribas SA	02/04/25	(12,091,344)
USD	13,323,899	JPY	2,086,514,000	JPMorgan Chase Bank N.A.	02/04/25	(129,236)
USD	5,258,682	JPY	821,960,000	Morgan Stanley & Co. International PLC	02/04/25	(41,037)
USD	1,145,625	JPY	179,642,000	Natwest Markets PLC	02/04/25	(12,646)
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	77,621,040	JPY	12,151,920,000	State Street Bank & Trust Company	02/04/25	$(730,422)
USD	280,253	NOK	3,200,000	BNP Paribas SA	02/04/25	(2,465)
USD	32,082,831	NOK	364,400,000	Citibank N.A.	02/04/25	(111,679)
USD	90,006	NOK	1,029,000	JPMorgan Chase Bank N.A.	02/04/25	(906)
USD	70,029	NOK	800,000	Morgan Stanley & Co. International PLC	02/04/25	(651)
USD	80,327	NOK	918,000	State Street Bank & Trust Company	02/04/25	(778)
USD	122,163	NOK	1,391,000	Toronto Dominion Bank	02/04/25	(731)
USD	714,503	NZD	1,276,000	BNP Paribas SA	02/04/25	(5,352)
USD	25,799	NZD	46,000	Morgan Stanley & Co. International PLC	02/04/25	(152)
USD	10,634	NZD	19,000	Natwest Markets PLC	02/04/25	(85)
USD	101,014	NZD	180,000	Toronto Dominion Bank	02/04/25	(533)
USD	11,029,940	NZD	19,683,000	UBS AG	02/04/25	(74,226)
USD	1,770,187	SEK	19,794,000	BNP Paribas SA	02/04/25	(15,018)
USD	483,074	SEK	5,399,000	JPMorgan Chase Bank N.A.	02/04/25	(3,858)
USD	375,032	SEK	4,198,000	Morgan Stanley & Co. International PLC	02/04/25	(3,582)
USD	72,322,762	SGD	98,530,000	Bank of New York	02/04/25	(179,077)
USD	757,875	SGD	1,037,000	BNP Paribas SA	02/04/25	(5,186)
USD	23,420	SGD	32,000	Citibank N.A.	02/04/25	(126)
USD	2,579,132	SGD	3,515,000	HSBC Bank PLC	02/04/25	(7,328)
USD	165,729	SGD	227,000	Morgan Stanley & Co. International PLC	02/04/25	(1,306)
USD	213,552	SGD	292,000	State Street Bank & Trust Company	02/04/25	(1,312)
USD	237,886	SGD	324,000	Toronto Dominion Bank	02/04/25	(524)
USD	68,929	SGD	94,000	UBS AG	02/04/25	(240)
DKK	27,397,000	USD	3,822,646	HSBC Bank PLC	03/04/25	(8,075)
HKD	21,412,000	USD	2,750,257	Bank of America N.A.	03/04/25	(236)
JPY	1,525,265,000	USD	9,881,651	State Street Bank & Trust Company	03/04/25	(15,599)
NZD	84,000	USD	47,421	Bank of New York	03/04/25	(18)
NZD	744,000	USD	420,752	HSBC Bank PLC	03/04/25	(901)
USD	421,269,199	AUD	678,416,000	BNP Paribas SA	03/04/25	(542,691)
USD	27,380,931	EUR	26,370,000	State Street Bank & Trust Company	03/04/25	(10,099)
USD	12,817,514	GBP	10,341,000	HSBC Bank PLC	03/04/25	(3,200)
USD	106,112,210	HKD	826,317,000	BNP Paribas SA	03/04/25	(14,705)
USD	491,085	HKD	3,824,000	JPMorgan Chase Bank N.A.	03/04/25	(45)
USD	25,744,846	ILS	92,132,000	Citibank N.A.	03/04/25	(16,254)
USD	8,253,138	JPY	1,276,259,000	BNP Paribas SA	03/04/25	(2,240)
USD	32,826,924	NOK	371,794,000	UBS AG	03/04/25	(19,680)
USD	12,104,525	NZD	21,455,000	UBS AG	03/04/25	(2,855)
USD	1,824,292	SEK	20,196,000	Morgan Stanley & Co. International PLC	03/04/25	(241)
						(24,387,495)
						$(2,707,521)
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Currency Hedged MSCI EAFE ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$21,679,974	$—	$—	$21,679,974
Liabilities—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$24,387,495	$—	$—	$24,387,495
For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	$—	$—	$—	$88,679,293	$—	$—	$88,679,293
Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$—	$133,581,280	$—	$—	$133,581,280
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$5,555,810,294
Average amounts sold — in USD	$11,234,863,241
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$21,679,974	$24,387,495
Total derivative assets and liabilities in the Statement of Assets and Liabilities	21,679,974	24,387,495
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$21,679,974	$24,387,495
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$3,410,076	$(3,402,218)	$—	$—	$7,858
Bank of New York	1,336,943	(1,336,943)	—	—	—
BMO Capital Markets	1,003	—	—	—	1,003
BNP Paribas SA	8,791,094	(8,791,094)	—	—	—
Citibank N.A.	456,330	(456,330)	—	—	—
Commonwealth Bank of Australia	21,172	—	—	—	21,172
HSBC Bank PLC	360,799	(28,733)	—	—	332,066
JPMorgan Chase Bank N.A.	89,205	(89,205)	—	—	—
Morgan Stanley & Co. International PLC	45,495	(45,495)	—	—	—
Societe Generale	37,529	—	—	—	37,529
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Currency Hedged MSCI EAFE ETF

Derivative Financial Instruments - Offsetting as of Period End (continued)
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
State Street Bank & Trust Company	$5,492,321	$(1,850,525)	$—	$—	$3,641,796
Toronto Dominion Bank	14,263	(9,538)	—	—	4,725
UBS AG	1,623,744	(1,623,744)	—	—	—
	$21,679,974	$(17,633,825)	$—	$—	$4,046,149

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
Australia and New Zealand Banking Group	$28,357	$—	$—	$—	$28,357
Bank of America N.A.	3,402,218	(3,402,218)	—	—	—
Bank of New York	1,515,936	(1,336,943)	—	—	178,993
BNP Paribas SA	14,928,075	(8,791,094)	—	—	6,136,981
Citibank N.A.	608,328	(456,330)	—	—	151,998
HSBC Bank PLC	28,733	(28,733)	—	—	—
JPMorgan Chase Bank N.A.	154,614	(89,205)	—	—	65,409
Morgan Stanley & Co. International PLC	137,119	(45,495)	—	—	91,624
Natwest Markets PLC	12,731	—	—	—	12,731
State Street Bank & Trust Company	1,850,525	(1,850,525)	—	—	—
Toronto Dominion Bank	9,538	(9,538)	—	—	—
UBS AG	1,711,321	(1,623,744)	—	—	87,577
	$24,387,495	$(17,633,825)	$—	$—	$6,753,670

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$5,907,838,359	$—	$—	$5,907,838,359
Short-Term Securities
Money Market Funds	70,455,763	—	—	70,455,763
	$5,978,294,122	$—	$—	$5,978,294,122
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$21,679,974	$—	$21,679,974
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Currency Hedged MSCI EAFE ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Foreign Currency Exchange Contracts	$—	$(24,387,495)	$—	$(24,387,495)
	$—	$(2,707,521)	$—	$(2,707,521)

(a)
Derivative financial instruments are forward foreign currency exchange contracts.  Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments
18

Schedule of Investments (unaudited)
January 31, 2025
iShares® Currency Hedged MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 99.8%
iShares MSCI EAFE Small-Cap ETF(a)	2,529,259	$158,230,443
Total Investment Companies (Cost: $153,402,438)		158,230,443
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(a)(b)	90,000	90,000
Total Short-Term Securities — 0.1% (Cost: $90,000)		90,000
Total Investments in Securities — 99.9% (Cost: $153,492,438)		158,320,443
Other Assets Less Liabilities — 0.1%		166,081
Net Assets — 100.0%		$158,486,524

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$9,719 (b)	$—	$(9,719)	$—	$—	—	$15,333 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	70,000	20,000 (b)	—	—	—	90,000	90,000	3,779	—
iShares MSCI EAFE Small-Cap ETF	151,065,077	30,742,047	(18,518,580)	965,479	(6,023,580)	158,230,443	2,529,259	2,938,625	—
				$955,760	$(6,023,580)	$158,320,443		$2,957,737	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	287,000	USD	177,704	Barclays Bank PLC	02/04/25	$724
AUD	24,468,000	USD	15,192,181	BNP Paribas SA	02/04/25	19,573
GBP	218,000	USD	268,994	Deutsche Bank Securities Inc.	02/04/25	1,304
HKD	18,981,000	USD	2,435,679	BNP Paribas SA	02/04/25	313
ILS	17,065,000	USD	4,766,893	Citibank N.A.	02/04/25	2,665
ILS	64,000	USD	17,641	Morgan Stanley & Co. International PLC	02/04/25	246
JPY	10,771,000	USD	68,672	Bank of New York	02/04/25	776
JPY	110,647,000	USD	712,415	BNP Paribas SA	02/04/25	999
NOK	458,000	USD	40,228	Bank of America N.A.	02/04/25	236
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	389,000	USD	34,249	BNP Paribas SA	02/04/25	$119
NOK	39,200,000	USD	3,461,225	JPMorgan Chase Bank N.A.	02/04/25	2,070
NZD	1,761,000	USD	993,204	UBS AG	02/04/25	264
USD	31,992	AUD	51,000	Bank of America N.A.	02/04/25	286
USD	126,412	AUD	202,000	Barclays Bank PLC	02/04/25	828
USD	221,132	AUD	354,000	JPMorgan Chase Bank N.A.	02/04/25	1,050
USD	2,214	CHF	2,000	BNP Paribas SA	02/04/25	18
USD	6,478,274	CHF	5,852,000	Citibank N.A.	02/04/25	52,801
USD	123,899	CHF	112,000	JPMorgan Chase Bank N.A.	02/04/25	923
USD	53,867	CHF	49,000	Morgan Stanley & Co. International PLC	02/04/25	65
USD	40,919	CHF	37,000	State Street Bank & Trust Company	02/04/25	293
USD	63,838	DKK	459,000	BNP Paribas SA	02/04/25	29
USD	2,763,592	DKK	19,870,000	Citibank N.A.	02/04/25	1,300
USD	53,464	DKK	383,000	State Street Bank & Trust Company	02/04/25	220
USD	55,207	EUR	53,000	Banco Santander Central Hispano	02/04/25	224
USD	276,608	EUR	266,000	Barclays Bank PLC	02/04/25	659
USD	111,644	EUR	107,000	JPMorgan Chase Bank N.A.	02/04/25	642
USD	111,502	EUR	107,000	State Street Bank & Trust Company	02/04/25	501
USD	21,764,681	GBP	17,383,000	BNP Paribas SA	02/04/25	211,508
USD	181,913	GBP	146,000	JPMorgan Chase Bank N.A.	02/04/25	887
USD	227,798	GBP	182,000	State Street Bank & Trust Company	02/04/25	2,136
USD	25,210	HKD	196,000	Barclays Bank PLC	02/04/25	55
USD	64,642	HKD	502,000	BNP Paribas SA	02/04/25	217
USD	2,325,468	HKD	18,059,000	Citibank N.A.	02/04/25	7,804
USD	30,056	HKD	234,000	JPMorgan Chase Bank N.A.	02/04/25	24
USD	20,192	HKD	157,000	Morgan Stanley & Co. International PLC	02/04/25	43
USD	8,743	HKD	68,000	State Street Bank & Trust Company	02/04/25	16
USD	9,878	ILS	35,000	Barclays Bank PLC	02/04/25	96
USD	7,181	NOK	81,000	Bank of New York	02/04/25	25
USD	14,367	NOK	162,000	Citibank N.A.	02/04/25	54
USD	35,846	NOK	405,000	JPMorgan Chase Bank N.A.	02/04/25	65
USD	14,364	NOK	162,000	State Street Bank & Trust Company	02/04/25	51
USD	2,266	NZD	4,000	Bank of America N.A.	02/04/25	9
USD	7,940	NZD	14,000	JPMorgan Chase Bank N.A.	02/04/25	42
USD	68,561	SEK	754,000	Barclays Bank PLC	02/04/25	559
USD	190,919	SEK	2,106,000	BNP Paribas SA	02/04/25	981
USD	7,898,375	SEK	87,125,000	Citibank N.A.	02/04/25	40,639
USD	102,329	SEK	1,129,000	JPMorgan Chase Bank N.A.	02/04/25	505
USD	1,901	SEK	21,000	State Street Bank & Trust Company	02/04/25	7
USD	13,288	SGD	18,000	Barclays Bank PLC	02/04/25	43
USD	6,643	SGD	9,000	Deutsche Bank Securities Inc.	02/04/25	20
USD	13,319	SGD	18,000	JPMorgan Chase Bank N.A.	02/04/25	74
USD	24,887	AUD	40,000	Morgan Stanley & Co. International PLC	03/04/25	17
USD	563,923	AUD	904,000	State Street Bank & Trust Company	03/04/25	1,852
USD	6,578,565	CHF	5,971,000	Deutsche Bank Securities Inc.	03/04/25	1,733
USD	103,564	CHF	94,000	JPMorgan Chase Bank N.A.	03/04/25	26
USD	363,454	CHF	329,000	State Street Bank & Trust Company	03/04/25	1,073
USD	2,865,638	DKK	20,579,000	Bank of America N.A.	03/04/25	359
USD	29,021	DKK	208,000	State Street Bank & Trust Company	03/04/25	61
USD	47,761	DKK	343,000	UBS AG	03/04/25	4
USD	777,523	EUR	747,000	BNP Paribas SA	03/04/25	1,600
USD	26,789,527	EUR	25,780,000	Deutsche Bank Securities Inc.	03/04/25	11,342
USD	21,870,529	GBP	17,612,000	Bank of New York	03/04/25	35,269
Schedule of Investments
20

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	50,940	GBP	41,000	Barclays Bank PLC	03/04/25	$108
USD	447,678	GBP	361,000	Morgan Stanley & Co. International PLC	03/04/25	112
USD	239,353	ILS	855,000	BNP Paribas SA	03/04/25	286
USD	57,858,811	JPY	8,925,520,000	Bank of America N.A.	03/04/25	124,814
USD	50,724	NOK	574,000	Bank of New York	03/04/25	13
USD	152,854	NOK	1,728,000	Barclays Bank PLC	03/04/25	191
USD	4,516	NZD	8,000	Bank of New York	03/04/25	2
USD	8,257,210	SEK	91,135,000	Bank of America N.A.	03/04/25	23,955
USD	391,820	SEK	4,326,000	BNP Paribas SA	03/04/25	1,003
USD	3,230,429	SGD	4,378,000	BNP Paribas SA	03/04/25	5,122
USD	15,475	SGD	21,000	UBS AG	03/04/25	4
						563,934
AUD	303,000	USD	190,014	JPMorgan Chase Bank N.A.	02/04/25	(1,639)
CHF	7,000	USD	7,740	Bank of America N.A.	02/04/25	(54)
CHF	6,045,000	USD	6,639,702	Deutsche Bank Securities Inc.	02/04/25	(2,315)
DKK	20,579,000	USD	2,861,211	Bank of America N.A.	02/04/25	(354)
DKK	133,000	USD	18,505	Bank of New York	02/04/25	(15)
DKK	255,000	USD	35,631	BNP Paribas SA	02/04/25	(182)
EUR	26,100,000	USD	27,089,100	Deutsche Bank Securities Inc.	02/04/25	(12,951)
GBP	52,000	USD	65,086	Bank of America N.A.	02/04/25	(611)
GBP	17,612,000	USD	21,872,343	Bank of New York	02/04/25	(35,233)
GBP	84,000	USD	105,176	BNP Paribas SA	02/04/25	(1,024)
HKD	235,000	USD	30,192	Deutsche Bank Securities Inc.	02/04/25	(32)
ILS	212,000	USD	59,607	Deutsche Bank Securities Inc.	02/04/25	(354)
JPY	8,925,520,000	USD	57,673,301	Bank of America N.A.	02/04/25	(124,572)
NOK	486,000	USD	42,996	JPMorgan Chase Bank N.A.	02/04/25	(59)
NZD	22,000	USD	12,478	BNP Paribas SA	02/04/25	(67)
SEK	91,135,000	USD	8,243,267	Bank of America N.A.	02/04/25	(23,872)
SEK	1,130,000	USD	102,864	Deutsche Bank Securities Inc.	02/04/25	(950)
SGD	4,378,000	USD	3,226,639	BNP Paribas SA	02/04/25	(5,152)
SGD	54,000	USD	39,934	JPMorgan Chase Bank N.A.	02/04/25	(199)
USD	3,095	AUD	5,000	Bank of New York	02/04/25	(14)
USD	125,323	AUD	202,000	BNP Paribas SA	02/04/25	(260)
USD	15,011,424	AUD	24,244,000	Deutsche Bank Securities Inc.	02/04/25	(61,069)
USD	35,224	DKK	255,000	Morgan Stanley & Co. International PLC	02/04/25	(226)
USD	874,100	EUR	845,000	BNP Paribas SA	02/04/25	(2,503)
USD	110,796	EUR	107,000	Morgan Stanley & Co. International PLC	02/04/25	(205)
USD	25,521,281	EUR	24,615,000	State Street Bank & Trust Company	02/04/25	(14,328)
USD	44,337	GBP	36,000	Bank of New York	02/04/25	(300)
USD	180,685	GBP	146,000	BNP Paribas SA	02/04/25	(340)
USD	90,177	GBP	73,000	Citibank N.A.	02/04/25	(336)
USD	19,406	ILS	71,000	Barclays Bank PLC	02/04/25	(438)
USD	48,476	ILS	176,000	BNP Paribas SA	02/04/25	(714)
USD	4,327,777	ILS	15,758,000	Citibank N.A.	02/04/25	(76,482)
USD	319,072	ILS	1,160,000	JPMorgan Chase Bank N.A.	02/04/25	(5,141)
USD	38,682	ILS	141,000	Morgan Stanley & Co. International PLC	02/04/25	(727)
USD	823,537	JPY	129,088,000	Barclays Bank PLC	02/04/25	(8,778)
USD	53,568,563	JPY	8,390,894,000	BNP Paribas SA	02/04/25	(533,078)
USD	703,923	JPY	110,647,000	Morgan Stanley & Co. International PLC	02/04/25	(9,492)
USD	2,659,851	JPY	416,309,000	State Street Bank & Trust Company	02/04/25	(24,368)
USD	14,282	NOK	162,000	Barclays Bank PLC	02/04/25	(30)
USD	3,454,539	NOK	39,237,000	Citibank N.A.	02/04/25	(12,025)
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	28,424	NOK	324,000	Morgan Stanley & Co. International PLC	02/04/25	$(201)
USD	15,690	NZD	28,000	Barclays Bank PLC	02/04/25	(107)
USD	8,393	NZD	15,000	BNP Paribas SA	02/04/25	(69)
USD	10,154	NZD	18,000	Deutsche Bank Securities Inc.	02/04/25	(1)
USD	3,945	NZD	7,000	JPMorgan Chase Bank N.A.	02/04/25	(5)
USD	16,227	NZD	29,000	State Street Bank & Trust Company	02/04/25	(133)
USD	934,712	NZD	1,668,000	UBS AG	02/04/25	(6,290)
USD	33,955	SEK	377,000	Barclays Bank PLC	02/04/25	(47)
USD	67,599	SEK	753,000	Morgan Stanley & Co. International PLC	02/04/25	(314)
USD	3,119,575	SGD	4,250,000	Bank of New York	02/04/25	(7,724)
USD	13,207	SGD	18,000	Barclays Bank PLC	02/04/25	(38)
USD	11,010	SGD	15,000	BNP Paribas SA	02/04/25	(28)
USD	26,298	SGD	36,000	Morgan Stanley & Co. International PLC	02/04/25	(192)
USD	33,038	SGD	45,000	State Street Bank & Trust Company	02/04/25	(75)
USD	16,864	SGD	23,000	UBS AG	02/04/25	(61)
HKD	666,000	USD	85,544	Bank of America N.A.	03/04/25	(7)
JPY	63,206,000	USD	409,489	State Street Bank & Trust Company	03/04/25	(646)
NZD	35,000	USD	19,793	Barclays Bank PLC	03/04/25	(42)
SGD	57,000	USD	42,107	State Street Bank & Trust Company	03/04/25	(115)
USD	15,193,649	AUD	24,468,000	BNP Paribas SA	03/04/25	(19,573)
USD	431,060	EUR	415,000	Bank of America N.A.	03/04/25	(9)
USD	2,437,461	HKD	18,981,000	BNP Paribas SA	03/04/25	(338)
USD	11,301	HKD	88,000	JPMorgan Chase Bank N.A.	03/04/25	(1)
USD	2,512	ILS	9,000	Barclays Bank PLC	03/04/25	(4)
USD	4,768,547	ILS	17,065,000	Citibank N.A.	03/04/25	(3,011)
USD	602,810	JPY	93,213,000	JPMorgan Chase Bank N.A.	03/04/25	(130)
USD	3,461,110	NOK	39,200,000	JPMorgan Chase Bank N.A.	03/04/25	(2,063)
USD	993,525	NZD	1,761,000	UBS AG	03/04/25	(234)
USD	169,094	SEK	1,872,000	Morgan Stanley & Co. International PLC	03/04/25	(25)
						(1,001,972)
						$(438,038)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$563,934	$—	$—	$563,934
Liabilities—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$1,001,972	$—	$—	$1,001,972
Schedule of Investments
22

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)
For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	$—	$—	$—	$3,729,080	$—	$—	$3,729,080
Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$—	$3,245,634	$—	$—	$3,245,634
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$163,529,402
Average amounts sold — in USD	$309,019,242
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$563,934	$1,001,972
Total derivative assets and liabilities in the Statement of Assets and Liabilities	563,934	1,001,972
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$563,934	$1,001,972
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Banco Santander Central Hispano	$224	$—	$—	$—	$224
Bank of America N.A.	149,659	(149,479)	—	—	180
Bank of New York	36,085	(36,085)	—	—	—
Barclays Bank PLC	3,263	(3,263)	—	—	—
BNP Paribas SA	241,768	(241,768)	—	—	—
Citibank N.A.	105,263	(91,854)	—	—	13,409
Deutsche Bank Securities Inc.	14,399	(14,399)	—	—	—
JPMorgan Chase Bank N.A.	6,308	(6,308)	—	—	—
Morgan Stanley & Co. International PLC	483	(483)	—	—	—
State Street Bank & Trust Company	6,210	(6,210)	—	—	—
UBS AG	272	(272)	—	—	—
	$563,934	$(550,121)	$—	$—	$13,813

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
Bank of America N.A.	$149,479	$(149,479)	$—	$—	$—
Bank of New York	43,286	(36,085)	—	—	7,201
Barclays Bank PLC	9,484	(3,263)	—	—	6,221
BNP Paribas SA	563,328	(241,768)	—	—	321,560
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
Citibank N.A.	$91,854	$(91,854)	$—	$—	$—
Deutsche Bank Securities Inc.	77,672	(14,399)	—	—	63,273
JPMorgan Chase Bank N.A.	9,237	(6,308)	—	—	2,929
Morgan Stanley & Co. International PLC	11,382	(483)	—	—	10,899
State Street Bank & Trust Company	39,665	(6,210)	—	—	33,455
UBS AG	6,585	(272)	—	—	6,313
	$1,001,972	$(550,121)	$—	$—	$451,851

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$158,230,443	$—	$—	$158,230,443
Short-Term Securities
Money Market Funds	90,000	—	—	90,000
	$158,320,443	$—	$—	$158,320,443
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$563,934	$—	$563,934
Liabilities
Foreign Currency Exchange Contracts	—	(1,001,972)	—	(1,001,972)
	$—	$(438,038)	$—	$(438,038)

(a)
Derivative financial instruments are forward foreign currency exchange contracts.  Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments
24

Schedule of Investments (unaudited)
January 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 4.6%
ANZ Group Holdings Ltd.	550,799	$10,401,051
APA Group	248,155	1,046,527
Aristocrat Leisure Ltd.	104,128	4,841,910
ASX Ltd.	35,794	1,403,463
BHP Group Ltd.	929,909	22,838,270
BlueScope Steel Ltd.	85,464	1,116,013
Brambles Ltd.	250,740	3,064,165
CAR Group Ltd.	62,815	1,565,312
Cochlear Ltd.	12,205	2,402,208
Coles Group Ltd.	249,719	3,010,103
Commonwealth Bank of Australia	305,859	30,182,837
Computershare Ltd.	98,037	2,131,133
CSL Ltd.	88,292	15,242,975
Endeavour Group Ltd./Australia	260,774	680,225
Fortescue Ltd.	305,903	3,582,543
Goodman Group	323,211	7,207,655
GPT Group (The)	350,215	994,206
Insurance Australia Group Ltd.	441,791	2,505,508
James Hardie Industries PLC(a)	79,594	2,675,239
Lottery Corp. Ltd. (The)	384,833	1,196,380
Macquarie Group Ltd.	67,099	9,926,125
Medibank Pvt Ltd.	509,395	1,256,022
Mineral Resources Ltd.	33,630	717,445
Mirvac Group	733,904	887,820
National Australia Bank Ltd.	566,796	13,966,788
Northern Star Resources Ltd.	205,946	2,179,675
Orica Ltd.	105,819	1,147,079
Origin Energy Ltd.	310,735	2,004,045
Pro Medicus Ltd.	10,591	1,812,500
Qantas Airways Ltd.(a)	145,215	841,501
QBE Insurance Group Ltd.	279,317	3,605,355
Ramsay Health Care Ltd.	33,694	699,947
REA Group Ltd.	9,771	1,498,658
Reece Ltd.	40,772	597,310
Rio Tinto Ltd.	69,343	4,994,147
Santos Ltd.	599,910	2,597,583
Scentre Group	945,928	2,140,702
SEEK Ltd.	68,839	967,859
SGH Ltd.	36,464	1,075,804
Sonic Healthcare Ltd.	81,813	1,437,270
South32 Ltd.	845,975	1,737,081
Stockland	433,063	1,371,945
Suncorp Group Ltd.	225,689	2,893,566
Telstra Group Ltd.	715,663	1,747,213
Transurban Group	567,876	4,677,637
Treasury Wine Estates Ltd.	148,586	985,718
Vicinity Ltd.	766,386	1,038,661
Washington H Soul Pattinson & Co. Ltd.	44,431	937,476
Wesfarmers Ltd.	209,672	9,876,468
Westpac Banking Corp.	636,590	13,208,499
WiseTech Global Ltd.	32,964	2,495,464
Woodside Energy Group Ltd.	343,310	5,232,313
Woolworths Group Ltd.	222,249	4,178,616
Xero Ltd.(a)	26,865	3,023,791
		225,845,806
Austria — 0.1%
Erste Group Bank AG	61,789	3,798,715
OMV AG	26,671	1,098,296
Verbund AG	12,583	967,272
		5,864,283
Security	Shares	Value
Belgium — 0.6%
Ageas SA	27,537	$1,418,529
Anheuser-Busch InBev SA	160,728	7,920,093
Argenx SE(a)	10,788	7,121,559
D'ieteren Group	3,983	668,097
Elia Group SA	5,972	402,997
Groupe Bruxelles Lambert NV	12,464	865,250
KBC Group NV	42,216	3,238,294
Lotus Bakeries NV	81	864,020
Sofina SA	3,060	762,695
Syensqo SA	13,429	1,058,121
UCB SA	23,337	4,540,289
Warehouses De Pauw CVA	39,253	843,155
		29,703,099
Brazil — 1.0%
Ambev SA	825,502	1,567,932
B3 SA - Brasil Bolsa Balcao	1,063,814	2,036,957
Banco Bradesco SA	270,062	509,250
Banco BTG Pactual SA	220,881	1,231,012
Banco do Brasil SA	296,702	1,405,312
BB Seguridade Participacoes SA	125,112	825,081
BRF SA	108,840	407,681
Caixa Seguridade Participacoes S/A	111,203	279,337
CCR SA	180,002	345,894
Centrais Eletricas Brasileiras SA	200,647	1,239,098
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	85,224	1,379,118
Cia. Siderurgica Nacional SA	121,012	188,226
Cosan SA	245,244	324,807
CPFL Energia SA	52,871	311,035
Embraer SA(a)	128,756	1,315,309
Energisa SA	53,555	363,445
Engie Brasil Energia SA	28,684	180,623
Equatorial Energia SA	195,302	1,007,581
Hapvida Participacoes e Investimentos SA(a)(b)	905,352	374,903
Hypera SA	86,597	270,873
JBS SA	144,462	876,059
Klabin SA	148,075	568,579
Localiza Rent a Car SA	164,069	866,661
Natura & Co. Holding SA	169,803	366,683
NU Holdings Ltd./Cayman Islands, Class A(a)	541,078	7,163,873
Petroleo Brasileiro SA	675,385	4,813,406
PRIO SA	147,911	1,037,444
Raia Drogasil SA	252,114	909,829
Rede D'Or Sao Luiz SA(b)	150,050	717,635
Rumo SA	234,308	737,719
StoneCo Ltd., Class A(a)	46,536	426,735
Suzano SA	127,869	1,364,668
Telefonica Brasil SA	75,569	670,727
TIM SA/Brazil	181,141	483,844
TOTVS SA	103,811	605,026
Ultrapar Participacoes SA	135,505	383,510
Vale SA	619,514	5,742,434
Vibra Energia SA	180,483	520,691
WEG SA	305,421	2,876,494
XP Inc., Class A	68,023	928,514
		47,624,005
Canada — 8.0%
Agnico Eagle Mines Ltd.	92,344	8,582,810
Air Canada(a)	32,750	441,895
Alimentation Couche-Tard Inc.	139,622	7,373,302
AltaGas Ltd.	56,350	1,300,429
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
ARC Resources Ltd.	110,785	$1,897,299
Bank of Montreal	134,238	13,289,410
Bank of Nova Scotia (The)	227,738	11,652,112
Barrick Gold Corp.	324,761	5,309,335
BCE Inc.	10,164	242,045
Brookfield Asset Management Ltd., Class A	64,191	3,841,699
Brookfield Corp., Class A	251,592	15,382,712
Brookfield Renewable Corp.	27,761	739,606
CAE Inc.(a)	61,117	1,441,139
Cameco Corp.	79,720	3,942,255
Canadian Apartment Properties REIT	14,250	397,198
Canadian Imperial Bank of Commerce	173,065	10,901,779
Canadian National Railway Co.	98,235	10,261,835
Canadian Natural Resources Ltd.	389,007	11,817,290
Canadian Pacific Kansas City Ltd.	171,726	13,647,334
Canadian Tire Corp. Ltd., Class A, NVS	9,989	1,124,574
Canadian Utilities Ltd., Class A, NVS	23,449	547,765
CCL Industries Inc., Class B, NVS	28,661	1,423,633
Cenovus Energy Inc.	251,699	3,640,357
CGI Inc.	38,003	4,480,032
Constellation Software Inc./Canada	3,697	12,090,629
Descartes Systems Group Inc. (The)(a)	15,679	1,814,895
Dollarama Inc.	51,936	4,914,685
Element Fleet Management Corp.	75,059	1,474,479
Emera Inc.	52,887	2,009,440
Empire Co. Ltd., NVS	25,272	743,197
Enbridge Inc.	399,563	17,279,069
Fairfax Financial Holdings Ltd.	3,807	5,124,355
First Quantum Minerals Ltd.(a)	133,791	1,674,516
FirstService Corp.	7,468	1,358,150
Fortis Inc./Canada	90,738	3,864,645
Franco-Nevada Corp.	35,440	4,817,753
George Weston Ltd.	10,858	1,678,364
GFL Environmental Inc.	41,953	1,809,924
Gildan Activewear Inc.	27,341	1,409,989
Great-West Lifeco Inc.	51,643	1,669,732
Hydro One Ltd.(b)	60,766	1,890,693
iA Financial Corp. Inc.	17,219	1,590,093
IGM Financial Inc.	15,679	503,053
Imperial Oil Ltd.	34,594	2,301,030
Intact Financial Corp.	32,915	5,846,498
Ivanhoe Mines Ltd., Class A(a)	127,903	1,373,768
Keyera Corp.	43,489	1,234,036
Kinross Gold Corp.	231,844	2,611,406
Loblaw Companies Ltd.	27,453	3,437,504
Lundin Mining Corp.	125,142	988,496
Magna International Inc.	49,836	1,975,815
Manulife Financial Corp.	324,840	9,713,797
MEG Energy Corp.	50,768	832,423
Metro Inc./CN	39,037	2,439,158
National Bank of Canada	63,089	5,599,374
Nutrien Ltd.	91,058	4,699,667
Onex Corp.	11,574	887,710
Open Text Corp.	48,389	1,423,686
Pan American Silver Corp.	65,683	1,523,497
Parkland Corp.	28,097	625,409
Pembina Pipeline Corp.	105,173	3,796,316
Power Corp. of Canada	102,478	3,106,035
Quebecor Inc., Class B	25,435	564,581
RB Global Inc.	34,242	3,061,718
Restaurant Brands International Inc.	54,837	3,371,682
Rogers Communications Inc., Class B, NVS	66,685	1,831,675
Security	Shares	Value
Canada (continued)
Royal Bank of Canada	259,719	$31,662,719
Saputo Inc.	45,737	760,002
Shopify Inc., Class A(a)	222,540	25,971,039
Stantec Inc.	20,622	1,595,869
Sun Life Financial Inc.	107,204	6,182,108
Suncor Energy Inc.	232,299	8,715,908
TC Energy Corp.	190,983	8,605,963
Teck Resources Ltd., Class B	83,362	3,405,375
TELUS Corp.	84,482	1,225,362
TFI International Inc.	15,171	1,999,417
Thomson Reuters Corp.	28,803	4,840,236
TMX Group Ltd.	48,364	1,496,826
Toromont Industries Ltd.	14,106	1,124,811
Toronto-Dominion Bank (The)	321,613	18,347,221
Tourmaline Oil Corp.	64,368	2,932,401
West Fraser Timber Co. Ltd.	9,851	854,113
Wheaton Precious Metals Corp.	83,674	5,220,737
WSP Global Inc.	23,407	3,972,112
		393,553,006
Chile — 0.1%
Banco de Chile	7,114,574	880,762
Banco de Credito e Inversiones SA	17,283	528,048
Banco Santander Chile	11,919,059	614,888
Cencosud SA	263,684	672,046
Empresas CMPC SA	208,232	355,368
Empresas Copec SA	75,600	505,134
Enel Americas SA	3,833,112	344,898
Enel Chile SA	6,472,473	384,693
Falabella SA	150,500	569,969
Latam Airlines Group SA	34,670,502	524,752
		5,380,558
China — 8.1%
AAC Technologies Holdings Inc.	146,500	763,327
AECC Aviation Power Co. Ltd., Class A	29,400	150,493
Agricultural Bank of China Ltd., Class A	1,173,200	827,656
Agricultural Bank of China Ltd., Class H	4,976,000	2,740,597
Aier Eye Hospital Group Co. Ltd., Class A	173,942	294,276
Akeso Inc.(a)(b)	112,000	876,525
Alibaba Group Holding Ltd.	3,003,464	36,841,932
Alibaba Health Information Technology Ltd.(a)	966,000	451,080
Aluminum Corp. of China Ltd., Class H	912,000	587,017
Anhui Conch Cement Co. Ltd., Class A	88,498	301,984
Anhui Conch Cement Co. Ltd., Class H	168,000	452,909
Anhui Gujing Distillery Co. Ltd., Class A	10,300	234,872
Anhui Gujing Distillery Co. Ltd., Class B	19,800	287,602
Anjoy Foods Group Co. Ltd., Class A	13,700	141,689
ANTA Sports Products Ltd.	231,400	2,461,919
Asymchem Laboratories Tianjin Co. Ltd., Class A	11,000	112,364
Autohome Inc., ADR	13,432	376,365
AviChina Industry & Technology Co. Ltd., Class H	565,000	263,572
Baidu Inc., Class A(a)	422,488	4,776,852
Bank of Beijing Co. Ltd., Class A	355,698	291,344
Bank of China Ltd., Class A	784,700	584,531
Bank of China Ltd., Class H	12,982,000	6,715,949
Bank of Communications Co. Ltd., Class A	452,500	448,741
Bank of Communications Co. Ltd., Class H	1,587,800	1,284,469
Bank of Jiangsu Co. Ltd., Class A	383,600	521,086
Bank of Ningbo Co. Ltd., Class A	89,377	322,954
Bank of Shanghai Co. Ltd., Class A	297,399	378,162
Baoshan Iron & Steel Co. Ltd., Class A	433,296	415,137
BeiGene Ltd.(a)	123,976	2,152,760
Schedule of Investments
26

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Beijing Enterprises Holdings Ltd.	90,000	$309,115
Beijing Enterprises Water Group Ltd.	810,000	224,832
Beijing Kingsoft Office Software Inc., Class A	7,000	303,339
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	761,200	595,043
Bilibili Inc., Class Z(a)	43,474	729,087
BOC Aviation Ltd.(b)	46,700	352,028
BOE Technology Group Co. Ltd., Class A	970,900	592,654
Bosideng International Holdings Ltd.	632,000	305,928
BYD Co. Ltd., Class A	27,700	1,043,050
BYD Co. Ltd., Class H	184,000	6,465,822
BYD Electronic International Co. Ltd.	161,000	879,124
C&D International Investment Group Ltd.	180,000	295,708
CGN Power Co. Ltd., Class A	437,200	220,572
CGN Power Co. Ltd., Class H(b)	2,503,000	810,070
Changchun High-Tech Industry Group Co. Ltd., Class A	14,300	182,341
China CITIC Bank Corp. Ltd., Class H	1,668,000	1,191,401
China Coal Energy Co. Ltd., Class H	390,000	448,279
China Communications Services Corp. Ltd., Class H	534,000	303,833
China Construction Bank Corp., Class H	18,151,050	14,769,784
China CSSC Holdings Ltd., Class A	90,400	415,325
China Energy Engineering Corp. Ltd., Class A	802,900	247,284
China Everbright Bank Co. Ltd., Class A	934,700	495,253
China Everbright Bank Co. Ltd., Class H	566,000	221,280
China Feihe Ltd.(b)	690,000	474,938
China Galaxy Securities Co. Ltd., Class H	680,500	619,892
China Gas Holdings Ltd.	565,600	468,867
China Hongqiao Group Ltd.	606,000	1,018,759
China International Capital Corp. Ltd., Class H(b)	274,400	456,801
China Life Insurance Co. Ltd., Class A	43,000	239,451
China Life Insurance Co. Ltd., Class H	1,271,000	2,359,475
China Literature Ltd.(a)(b)	71,800	241,768
China Longyuan Power Group Corp. Ltd., Class H	631,000	465,247
China Mengniu Dairy Co. Ltd.	599,000	1,200,753
China Merchants Bank Co. Ltd., Class A	290,900	1,621,126
China Merchants Bank Co. Ltd., Class H	710,093	3,905,569
China Merchants Port Holdings Co. Ltd.	240,000	408,114
China Merchants Securities Co. Ltd., Class A	194,160	478,789
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	123,777	165,883
China Minsheng Banking Corp. Ltd., Class A	953,495	541,761
China Minsheng Banking Corp. Ltd., Class H	681,240	325,010
China National Building Material Co. Ltd., Class H	712,000	340,536
China National Nuclear Power Co. Ltd., Class A	348,100	464,516
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	127,300	366,248
China Oilfield Services Ltd., Class H	356,000	318,672
China Overseas Land & Investment Ltd.	675,000	1,075,825
China Pacific Insurance Group Co. Ltd., Class A	138,797	615,768
China Pacific Insurance Group Co. Ltd., Class H	484,000	1,441,731
China Petroleum & Chemical Corp., Class A	577,898	480,990
China Petroleum & Chemical Corp., Class H	4,195,000	2,294,269
China Power International Development Ltd.	1,026,000	382,923
China Railway Group Ltd., Class A	433,296	351,290
China Railway Group Ltd., Class H	562,000	272,169
China Renewable Energy Investment Ltd.(a)(c)	7,401	—
China Resources Beer Holdings Co. Ltd.	299,500	908,009
China Resources Gas Group Ltd.	182,600	619,845
China Resources Land Ltd.	599,000	1,823,354
China Resources Mixc Lifestyle Services Ltd.(b)	118,800	449,838
Security	Shares	Value
China (continued)
China Resources Pharmaceutical Group Ltd.(b)	341,500	$229,767
China Resources Power Holdings Co. Ltd.	356,000	791,759
China Ruyi Holdings Ltd.(a)(d)	1,284,000	410,630
China Shenhua Energy Co. Ltd., Class A	103,400	565,157
China Shenhua Energy Co. Ltd., Class H	582,500	2,348,930
China State Construction Engineering Corp. Ltd., Class A	603,198	465,949
China State Construction International Holdings Ltd.	356,000	522,543
China Taiping Insurance Holdings Co. Ltd.	294,400	439,463
China Three Gorges Renewables Group Co. Ltd., Class A	680,300	390,796
China Tourism Group Duty Free Corp. Ltd., Class A	39,298	327,896
China Tower Corp. Ltd., Class H(b)	8,400,000	1,209,957
China United Network Communications Ltd., Class A	497,700	333,040
China Vanke Co. Ltd., Class A(a)	203,800	203,599
China Vanke Co. Ltd., Class H(a)(d)	254,400	190,045
China Yangtze Power Co. Ltd., Class A	321,049	1,267,461
Chongqing Changan Automobile Co. Ltd., Class A	111,900	192,505
Chongqing Zhifei Biological Products Co. Ltd., Class A	33,500	110,806
Chow Tai Fook Jewellery Group Ltd.	397,200	358,470
CITIC Ltd.	1,039,000	1,177,125
CITIC Securities Co. Ltd., Class A	185,900	685,618
CITIC Securities Co. Ltd., Class H	273,325	744,681
CMOC Group Ltd., Class A	452,500	450,613
CMOC Group Ltd., Class H	393,000	290,337
Contemporary Amperex Technology Co. Ltd., Class A	52,460	1,855,272
Cosco Shipping Energy Transportation Co. Ltd., Class H	270,000	246,718
Cosco Shipping Holdings Co. Ltd., Class A	228,430	446,839
Cosco Shipping Holdings Co. Ltd., Class H	466,749	700,505
CRRC Corp. Ltd., Class A	578,700	590,139
CRRC Corp. Ltd., Class H	508,000	321,636
CSC Financial Co. Ltd., Class A	134,500	438,114
CSPC Pharmaceutical Group Ltd.	1,516,960	874,495
Daqin Railway Co. Ltd., Class A	357,100	325,129
East Money Information Co. Ltd., Class A	210,642	662,996
ENN Energy Holdings Ltd.	144,500	983,619
Eve Energy Co. Ltd., Class A	35,600	207,745
Far East Horizon Ltd.	274,000	202,061
Focus Media Information Technology Co. Ltd., Class A	243,150	219,676
Foshan Haitian Flavouring & Food Co. Ltd., Class A	78,296	440,674
Fosun International Ltd.	452,500	247,434
Foxconn Industrial Internet Co. Ltd., Class A	152,600	449,281
Fuyao Glass Industry Group Co. Ltd., Class H(b)	146,400	986,409
Ganfeng Lithium Group Co. Ltd., Class A	69,600	315,540
GCL Technology Holdings Ltd.(a)	3,939,000	621,797
Geely Automobile Holdings Ltd.	1,090,000	2,018,022
Genscript Biotech Corp.(a)	220,000	302,677
Giant Biogene Holding Co. Ltd.(b)	70,600	524,234
GoerTek Inc., Class A	72,800	276,594
Great Wall Motor Co. Ltd., Class H	491,500	803,215
Guangdong Investment Ltd.	612,000	463,303
Guotai Junan Securities Co. Ltd., Class A	137,500	334,198
H World Group Ltd., ADR	38,764	1,245,875
Haidilao International Holding Ltd.(b)	295,000	553,425
Haier Smart Home Co. Ltd., Class A	141,400	537,627
Haier Smart Home Co. Ltd., Class A	396,800	1,312,439
Haitian International Holdings Ltd.	123,000	327,003
27
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Haitong Securities Co. Ltd., Class A	350,092	$507,421
Haitong Securities Co. Ltd., Class H	353,200	309,091
Hangzhou Tigermed Consulting Co. Ltd., Class A	18,100	121,537
Hansoh Pharmaceutical Group Co. Ltd.(b)	234,000	538,539
Henan Shuanghui Investment & Development Co. Ltd., Class A	82,300	296,627
Hengan International Group Co. Ltd.	111,500	305,245
Hengli Petrochemical Co. Ltd., Class A	234,800	481,458
Hisense Home Appliances Group Co. Ltd., Class H	72,466	252,513
Hua Hong Semiconductor Ltd.(b)	110,000	325,975
Huaneng Power International Inc., Class H	892,000	468,055
Huatai Securities Co. Ltd., Class A	286,300	667,139
Huatai Securities Co. Ltd., Class H(b)	170,800	294,131
Huaxia Bank Co. Ltd., Class A	361,100	375,362
Iflytek Co. Ltd., Class A	43,700	303,832
Industrial & Commercial Bank of China Ltd., Class A	795,340	741,609
Industrial & Commercial Bank of China Ltd., Class H	12,926,285	8,798,611
Industrial Bank Co. Ltd., Class A	269,342	749,300
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	122,799	469,294
Inner Mongolia Yitai Coal Co. Ltd., Class B	200,300	416,022
Innovent Biologics Inc.(a)(b)	224,000	953,244
JA Solar Technology Co. Ltd., Class A	179,324	305,244
JD Health International Inc.(a)(b)	201,450	834,152
JD Logistics Inc.(a)(b)	345,400	594,771
JD.com Inc., Class A	466,308	9,485,087
Jiangsu Expressway Co. Ltd., Class H	218,000	240,889
Jiangsu Hengli Hydraulic Co. Ltd., Class A	38,600	328,017
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	108,756	665,274
Jiangsu Yanghe Distillery Co. Ltd., Class A	35,400	380,421
Jiangxi Copper Co. Ltd., Class H	325,000	515,827
Kanzhun Ltd., ADR(a)	47,791	688,668
KE Holdings Inc., ADR	120,400	2,098,572
Kingdee International Software Group Co. Ltd.(a)(d)	547,000	725,949
Kingsoft Corp. Ltd.	185,000	935,253
Kuaishou Technology(a)(b)	491,500	2,689,799
Kunlun Energy Co. Ltd.	702,000	670,292
Kweichow Moutai Co. Ltd., Class A	14,400	2,837,798
Legend Biotech Corp., ADR(a)	13,087	498,615
Lenovo Group Ltd.	1,514,000	1,825,958
Lens Technology Co. Ltd., Class A	95,525	341,124
Li Auto Inc., Class A(a)	228,506	2,689,497
Li Ning Co. Ltd.	411,000	849,914
Longfor Group Holdings Ltd.(b)	351,000	446,153
LONGi Green Energy Technology Co. Ltd., Class A	209,496	426,229
Luxshare Precision Industry Co. Ltd., Class A	114,788	634,504
Luzhou Laojiao Co. Ltd., Class A	24,900	395,491
Mango Excellent Media Co. Ltd., Class A	61,400	233,864
Meituan, Class B(a)(b)	927,060	17,644,317
Midea Group Co. Ltd.(a)	55,000	534,707
Midea Group Co. Ltd., Class A	48,500	490,851
MINISO Group Holding Ltd.	71,432	411,521
Muyuan Foods Co. Ltd., Class A	93,258	475,895
NARI Technology Co. Ltd., Class A	161,444	510,213
NAURA Technology Group Co. Ltd., Class A	12,200	631,305
NetEase Inc.	357,485	7,348,169
New China Life Insurance Co. Ltd., Class A	68,100	446,002
New China Life Insurance Co. Ltd., Class H	115,100	360,219
New Hope Liuhe Co. Ltd., Class A(a)	235,907	280,809
New Oriental Education & Technology Group Inc.	269,010	1,310,379
Security	Shares	Value
China (continued)
Ningbo Deye Technology Co. Ltd., Class A, NVS	9,438	$109,536
Ningxia Baofeng Energy Group Co. Ltd., Class A	240,400	576,483
NIO Inc., Class A(a)(d)	259,778	1,124,123
Nongfu Spring Co. Ltd., Class H(b)	375,000	1,769,135
Orient Overseas International Ltd.	24,000	321,293
PDD Holdings Inc., ADR(a)	126,629	14,171,051
People's Insurance Co. Group of China Ltd. (The), Class H	1,714,000	877,193
PetroChina Co. Ltd., Class A	207,100	234,516
PetroChina Co. Ltd., Class H	3,946,000	3,016,879
PICC Property & Casualty Co. Ltd., Class H	1,246,285	2,024,876
Ping An Bank Co. Ltd., Class A	351,700	552,525
Ping An Insurance Group Co. of China Ltd., Class A	163,006	1,138,393
Ping An Insurance Group Co. of China Ltd., Class H	1,203,000	6,773,712
Poly Developments and Holdings Group Co. Ltd., Class A	175,300	200,287
Pop Mart International Group Ltd.(b)	106,800	1,295,303
Postal Savings Bank of China Co. Ltd., Class A	507,000	375,520
Postal Savings Bank of China Co. Ltd., Class H(b)	1,284,000	766,529
Qifu Technology Inc.	25,880	1,032,612
Rongsheng Petrochemical Co. Ltd., Class A	187,150	226,285
SAIC Motor Corp. Ltd., Class A	223,500	524,813
Sany Heavy Industry Co. Ltd., Class A	161,027	355,001
Seres Group Co. Ltd., Class A, NVS	21,700	396,043
SF Holding Co. Ltd., Class A	77,700	418,612
Shaanxi Coal Industry Co. Ltd., Class A	136,500	405,652
Shandong Gold Mining Co. Ltd., Class A	140,700	473,013
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	450,000	280,676
Shanghai Baosight Software Co. Ltd., Class B	217,141	347,718
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	214,700	341,117
Shanghai Pudong Development Bank Co. Ltd., Class A	460,400	671,614
Shanghai United Imaging Healthcare Co. Ltd., Class A, NVS	14,138	241,071
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	17,880	422,761
Shenwan Hongyuan Group Co. Ltd., Class A	840,806	577,465
Shenzhen Inovance Technology Co. Ltd., Class A	41,200	340,251
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	17,600	561,440
Shenzhou International Group Holdings Ltd.	147,700	1,112,749
Sino Biopharmaceutical Ltd.	1,944,000	706,702
Sinopharm Group Co. Ltd., Class H	254,000	671,764
Sinotruk Hong Kong Ltd.	132,500	386,162
Smoore International Holdings Ltd.(b)	373,000	603,846
Sungrow Power Supply Co. Ltd., Class A	36,120	356,188
Sunny Optical Technology Group Co. Ltd.	129,900	1,169,160
Suzhou Maxwell Technologies Co. Ltd., Class A	22,200	281,292
TAL Education Group, ADR(a)(d)	83,043	1,015,616
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	269,525	306,786
Tencent Holdings Ltd.	1,199,500	63,111,911
Tencent Music Entertainment Group, ADR	146,356	1,753,345
Tingyi Cayman Islands Holding Corp.	358,000	545,822
Tongcheng Travel Holdings Ltd.	251,600	634,246
Tongwei Co. Ltd., Class A	140,600	392,327
TravelSky Technology Ltd., Class H	142,000	174,977
Trina Solar Co. Ltd., Class A	117,068	275,091
Trip.com Group Ltd.(a)	114,410	8,035,481
Tsingtao Brewery Co. Ltd., Class H	112,000	687,883
Schedule of Investments
28

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Vipshop Holdings Ltd., ADR	67,633	$971,886
Wanhua Chemical Group Co. Ltd., Class A	55,331	519,586
Want Want China Holdings Ltd.	947,000	578,749
Weichai Power Co. Ltd., Class H	369,000	642,133
Wens Foodstuff Group Co. Ltd., Class A	109,360	241,701
Will Semiconductor Co. Ltd. Shanghai, Class A	35,385	512,435
Wingtech Technology Co. Ltd., Class A	35,500	163,613
Wuliangye Yibin Co. Ltd., Class A	52,900	925,363
WuXi AppTec Co. Ltd., Class A	45,614	346,075
WuXi AppTec Co. Ltd., Class H(b)	42,636	303,457
Wuxi Biologics Cayman Inc.(a)(b)	686,000	1,642,086
Xiaomi Corp., Class B(a)(b)	2,876,000	14,414,672
Xinyi Solar Holdings Ltd.	932,000	384,239
XPeng Inc., Class A(a)	243,432	1,850,047
Yadea Group Holdings Ltd.(b)	200,000	332,135
Yankuang Energy Group Co. Ltd., Class H	640,700	677,740
Yonyou Network Technology Co. Ltd., Class A(a)	105,300	158,032
Yum China Holdings Inc.	72,942	3,373,568
Yunnan Baiyao Group Co. Ltd., Class A	58,598	464,644
Yunnan Energy New Material Co. Ltd., Class A	25,100	99,454
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	13,600	377,369
Zhaojin Mining Industry Co. Ltd., Class H(d)	278,000	440,844
Zhejiang Expressway Co. Ltd., Class H	231,840	166,851
Zhejiang Huayou Cobalt Co. Ltd., Class A	45,900	183,976
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	112,672	470,641
Zhongsheng Group Holdings Ltd.	156,500	247,502
Zhuzhou CRRC Times Electric Co. Ltd., Class H	114,200	440,194
Zijin Mining Group Co. Ltd., Class A	386,600	867,122
Zijin Mining Group Co. Ltd., Class H	918,000	1,735,420
ZTE Corp., Class A	45,700	250,182
ZTE Corp., Class H	130,800	457,279
ZTO Express Cayman Inc.	77,479	1,483,389
		399,243,324
Colombia — 0.0%
Bancolombia SA	35,968	368,661
Interconexion Electrica SA ESP	79,337	348,668
		717,329
Czech Republic — 0.0%
CEZ AS(d)	27,552	1,207,391
Komercni Banka AS	14,169	519,762
Moneta Money Bank AS(b)	63,542	359,061
		2,086,214
Denmark — 1.7%
AP Moller - Maersk A/S, Class A	659	953,668
AP Moller - Maersk A/S, Class B, NVS	708	1,045,630
Carlsberg A/S, Class B	16,801	1,759,755
Coloplast A/S, Class B	23,253	2,677,991
Danske Bank A/S	127,818	3,816,337
Demant A/S(a)	18,560	745,159
DSV A/S	37,676	7,505,594
Genmab A/S(a)	12,101	2,378,536
Novo Nordisk A/S, Class B	591,141	49,906,844
Novonesis (Novozymes) B, Class B	65,274	3,742,356
Orsted A/S(a)(b)	31,968	1,232,703
Pandora A/S	15,137	2,895,984
Rockwool A/S, Class B	1,762	623,951
Tryg A/S	63,884	1,294,197
Vestas Wind Systems A/S(a)	187,418	2,577,865
Zealand Pharma A/S(a)	11,741	1,193,077
		84,349,647
Security	Shares	Value
Egypt — 0.0%
Commercial International Bank - Egypt (CIB)	462,852	$702,157
Eastern Co. SAE	263,319	152,707
		854,864
Finland — 0.6%
Elisa OYJ	26,163	1,127,458
Fortum OYJ	79,767	1,158,975
Kesko OYJ, Class B	52,491	1,006,852
Kone OYJ, Class B	62,392	3,229,468
Metso OYJ	119,010	1,181,260
Neste OYJ	77,651	983,938
Nokia OYJ	978,021	4,611,805
Nordea Bank Abp	583,272	6,937,468
Orion OYJ, Class B	20,076	1,090,077
Sampo OYJ, Class A	87,065	3,594,069
Stora Enso OYJ, Class R	104,295	1,155,094
UPM-Kymmene OYJ	95,344	2,811,684
Wartsila OYJ Abp	93,687	1,769,765
		30,657,913
France — 7.2%
Accor SA	37,318	1,918,507
Aeroports de Paris SA	7,312	833,216
Air Liquide SA	106,142	18,541,078
Airbus SE	108,381	18,746,816
Alstom SA(a)	61,941	1,225,991
Amundi SA(b)	11,140	784,209
ArcelorMittal SA	87,138	2,171,926
Arkema SA	10,828	862,989
AXA SA	322,853	12,248,124
BioMerieux	7,598	922,170
BNP Paribas SA	186,592	12,746,038
Bollore SE	148,345	876,422
Bouygues SA	36,271	1,152,924
Bureau Veritas SA	59,991	1,874,817
Capgemini SE	28,909	5,253,237
Carrefour SA	96,386	1,373,249
Cie de Saint-Gobain SA	84,176	7,893,470
Cie Generale des Etablissements Michelin SCA	124,413	4,326,712
Covivio SA/France	9,346	496,677
Credit Agricole SA	200,968	3,025,450
Danone SA	116,906	8,188,674
Dassault Aviation SA	4,134	932,848
Dassault Systemes SE	122,818	4,795,038
Edenred SE	46,198	1,593,841
Eiffage SA	12,245	1,093,930
Engie SA	330,753	5,460,032
EssilorLuxottica SA	54,492	14,955,801
Eurazeo SE	7,868	649,528
Eurofins Scientific SE	24,395	1,308,796
Euronext NV(b)	15,026	1,745,226
Gecina SA	8,082	789,009
Getlink SE	55,463	887,260
Hermes International SCA	5,851	16,456,869
Ipsen SA	7,154	883,100
Kering SA	13,548	3,546,708
Klepierre SA	43,254	1,287,728
La Francaise des Jeux SAEM(b)	17,155	651,851
Legrand SA	48,288	4,923,098
L'Oreal SA	44,025	16,334,692
LVMH Moet Hennessy Louis Vuitton SE	50,620	37,023,687
Orange SA	333,578	3,587,466
Pernod Ricard SA	37,278	4,257,493
29
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Publicis Groupe SA	41,439	$4,407,117
Renault SA	33,900	1,740,349
Rexel SA	41,315	1,093,769
Safran SA	66,971	16,601,861
Sanofi SA	210,584	22,886,699
Sartorius Stedim Biotech	5,127	1,182,178
Schneider Electric SE	100,302	25,439,059
SEB SA	4,910	467,137
Societe Generale SA	130,166	4,213,478
Sodexo SA	15,684	1,158,466
STMicroelectronics NV	124,325	2,777,539
Teleperformance SE	9,972	933,795
Thales SA	16,993	2,750,745
TotalEnergies SE	396,871	22,991,590
Unibail-Rodamco-Westfield, New	20,981	1,756,667
Veolia Environnement SA	128,276	3,660,212
Vinci SA	92,571	10,017,374
		352,704,732
Germany — 5.8%
adidas AG	29,761	7,846,782
Allianz SE, Registered	71,519	23,319,941
BASF SE	162,406	7,824,349
Bayer AG, Registered	177,595	3,973,978
Bayerische Motoren Werke AG	53,119	4,313,772
Bechtle AG	16,227	544,640
Beiersdorf AG	18,107	2,422,245
Brenntag SE	23,741	1,493,783
Carl Zeiss Meditec AG, Bearer	7,597	462,803
Commerzbank AG	179,134	3,458,907
Continental AG	20,061	1,425,798
Covestro AG, NVS(a)	32,594	2,005,112
CTS Eventim AG & Co. KGaA	11,612	1,132,302
Daimler Truck Holding AG	90,653	3,992,126
Delivery Hero SE, Class A(a)(b)	35,003	904,622
Deutsche Bank AG, Registered	351,386	6,877,620
Deutsche Boerse AG	34,429	8,505,263
Deutsche Lufthansa AG, Registered	117,774	763,972
Deutsche Post AG, Registered	185,383	6,674,309
Deutsche Telekom AG, Registered	640,883	21,500,958
E.ON SE	415,006	4,915,669
Evonik Industries AG	46,724	877,377
Fresenius Medical Care AG & Co. KGaA	38,909	1,932,797
Fresenius SE & Co. KGaA(a)	78,796	3,015,170
GEA Group AG	28,263	1,491,639
Hannover Rueck SE	10,716	2,823,546
Heidelberg Materials AG	25,063	3,526,765
Henkel AG & Co. KGaA	19,777	1,527,720
Infineon Technologies AG	241,545	7,941,637
Knorr-Bremse AG	13,415	1,060,316
LEG Immobilien SE	13,339	1,099,241
Mercedes-Benz Group AG	136,828	8,324,634
Merck KGaA	24,103	3,638,407
MTU Aero Engines AG	10,134	3,461,906
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	24,342	13,194,149
Nemetschek SE	10,681	1,276,177
Puma SE	19,862	623,274
Rational AG	973	864,635
Rheinmetall AG	8,084	6,320,347
RWE AG	117,509	3,641,457
SAP SE	191,435	52,754,534
Scout24 SE(b)	13,857	1,347,481
Security	Shares	Value
Germany (continued)
Siemens AG, Registered	139,247	$29,851,223
Siemens Energy AG(a)	119,228	7,093,743
Siemens Healthineers AG(b)	52,602	2,985,487
Symrise AG, Class A	24,764	2,535,686
Talanx AG(a)	12,764	1,084,184
Vonovia SE	135,368	4,141,340
Zalando SE(a)(b)	43,863	1,634,683
		284,428,506
Greece — 0.1%
Alpha Services and Holdings SA	416,946	767,078
Eurobank Ergasias Services and Holdings SA	492,869	1,233,516
Hellenic Telecommunications Organization SA	34,927	528,140
Jumbo SA	23,107	624,241
Metlen Energy & Metals SA	17,297	621,769
National Bank of Greece SA	142,027	1,230,746
OPAP SA	33,217	569,814
Piraeus Financial Holdings SA	154,090	697,173
Public Power Corp. SA	37,061	505,534
		6,778,011
Hong Kong — 1.2%
AIA Group Ltd.	2,046,200	14,385,080
BOC Hong Kong Holdings Ltd.	675,500	2,195,870
CK Asset Holdings Ltd.	344,560	1,439,718
CK Hutchison Holdings Ltd.	500,060	2,518,147
CK Infrastructure Holdings Ltd.	127,000	864,849
CLP Holdings Ltd.	296,000	2,461,116
Futu Holdings Ltd., ADR	10,450	1,009,993
Galaxy Entertainment Group Ltd.	380,000	1,653,596
Hang Seng Bank Ltd.	142,500	1,785,607
Henderson Land Development Co. Ltd.	234,617	650,704
HKT Trust & HKT Ltd., Class SS	673,000	827,441
Hong Kong & China Gas Co. Ltd.	2,162,748	1,660,535
Hong Kong Exchanges & Clearing Ltd.	220,800	8,642,036
Hongkong Land Holdings Ltd.	204,000	887,690
Jardine Matheson Holdings Ltd.	28,100	1,131,883
Link REIT	461,720	1,907,719
MTR Corp. Ltd.	289,000	905,994
Power Assets Holdings Ltd.	264,000	1,707,991
Sands China Ltd.(a)	444,000	1,067,381
Sino Land Co. Ltd.	684,000	655,976
SITC International Holdings Co. Ltd.	244,000	580,276
Sun Hung Kai Properties Ltd.	261,500	2,337,638
Swire Pacific Ltd., Class A	80,000	694,776
Techtronic Industries Co. Ltd.	249,000	3,348,822
WH Group Ltd.(b)	1,481,000	1,155,320
Wharf Holdings Ltd. (The)	177,000	431,602
Wharf Real Estate Investment Co. Ltd.	299,000	744,040
		57,651,800
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	84,569	617,816
OTP Bank Nyrt	41,412	2,562,136
Richter Gedeon Nyrt	25,158	651,555
		3,831,507
India — 5.3%
ABB India Ltd.	10,037	678,450
Adani Enterprises Ltd.	30,599	804,768
Adani Green Energy Ltd.(a)	38,035	435,900
Adani Ports & Special Economic Zone Ltd.	95,752	1,209,548
Adani Power Ltd.(a)	106,745	629,210
Alkem Laboratories Ltd.	7,709	449,977
Ambuja Cements Ltd.	113,696	670,100
Schedule of Investments
30

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
APL Apollo Tubes Ltd.	35,914	$624,084
Apollo Hospitals Enterprise Ltd.	19,108	1,498,628
Ashok Leyland Ltd.	305,302	760,846
Asian Paints Ltd.	70,400	1,865,159
Astral Ltd.	23,747	412,590
AU Small Finance Bank Ltd.(b)	70,126	484,453
Aurobindo Pharma Ltd.	55,161	744,379
Avenue Supermarts Ltd.(a)(b)	29,175	1,232,038
Axis Bank Ltd.	428,863	4,859,255
Bajaj Auto Ltd.	12,637	1,287,401
Bajaj Finance Ltd.	51,181	4,640,745
Bajaj Finserv Ltd.	72,307	1,443,693
Bajaj Holdings & Investment Ltd.	4,995	664,709
Balkrishna Industries Ltd.	14,837	473,435
Bank of Baroda	189,461	464,594
Bharat Electronics Ltd.	655,305	2,200,803
Bharat Forge Ltd.	45,985	647,862
Bharat Heavy Electricals Ltd.	198,340	473,256
Bharat Petroleum Corp. Ltd.	282,833	848,617
Bharti Airtel Ltd.	467,278	8,740,201
Bosch Ltd.	1,639	542,803
Britannia Industries Ltd.	19,631	1,161,278
BSE Ltd.	7,166	436,376
CG Power & Industrial Solutions Ltd.	120,240	877,153
Cholamandalam Investment and Finance Co. Ltd.	73,658	1,088,767
Cipla Ltd.	98,147	1,672,457
Coal India Ltd.	331,618	1,509,184
Colgate-Palmolive India Ltd.	24,482	796,364
Container Corp. of India Ltd.	41,941	376,348
Cummins India Ltd.	25,755	863,213
Dabur India Ltd.	95,866	585,218
Divi's Laboratories Ltd.	22,212	1,430,354
Dixon Technologies India Ltd.	6,017	1,035,643
DLF Ltd.	145,015	1,241,054
Dr Reddy's Laboratories Ltd.	110,077	1,544,714
Eicher Motors Ltd.	25,541	1,528,067
GAIL India Ltd.	436,832	887,760
GMR Airports Infrastructure Ltd.(a)	463,467	386,164
Godrej Consumer Products Ltd.	76,808	991,147
Godrej Properties Ltd.(a)	28,292	755,866
Grasim Industries Ltd.	54,313	1,568,792
Havells India Ltd.	43,792	789,754
HCL Technologies Ltd.	170,329	3,380,211
HDFC Asset Management Co. Ltd.(b)	15,811	704,357
HDFC Bank Ltd.	1,032,884	20,217,012
HDFC Life Insurance Co. Ltd.(b)	166,414	1,222,109
Hero MotoCorp Ltd.	22,018	1,099,302
Hindalco Industries Ltd.	252,872	1,727,141
Hindustan Aeronautics Ltd., NVS	37,656	1,703,151
Hindustan Petroleum Corp. Ltd.	168,787	695,904
Hindustan Unilever Ltd.	145,867	4,149,493
ICICI Bank Ltd.	958,578	13,794,455
ICICI Lombard General Insurance Co. Ltd.(b)	38,524	824,715
ICICI Prudential Life Insurance Co. Ltd.(b)	74,091	525,713
IDFC First Bank Ltd.(a)	591,574	430,126
Indian Hotels Co. Ltd., Class A	161,618	1,421,485
Indian Oil Corp. Ltd.	526,352	777,360
Indian Railway Catering & Tourism Corp. Ltd.	57,093	539,802
Indus Towers Ltd.(a)	214,998	858,034
IndusInd Bank Ltd.	51,186	583,778
Info Edge India Ltd.	14,630	1,299,186
Infosys Ltd.	613,916	13,358,390
Security	Shares	Value
India (continued)
InterGlobe Aviation Ltd.(a)(b)	31,650	$1,571,712
ITC Hotels Ltd.(a)	10,463	19,684
ITC Ltd.	545,772	2,811,897
Jindal Stainless Ltd.	68,922	517,780
Jindal Steel & Power Ltd.	62,239	565,415
Jio Financial Services Ltd., NVS(a)	527,821	1,466,027
JSW Energy Ltd.	85,563	500,281
JSW Steel Ltd.	119,788	1,300,883
Jubilant Foodworks Ltd.	78,234	633,358
Kalyan Jewellers India Ltd.	75,907	438,580
Kotak Mahindra Bank Ltd.	197,861	4,327,246
Larsen & Toubro Ltd.	121,807	4,997,918
LTIMindtree Ltd.(b)	16,207	1,100,948
Lupin Ltd.	43,293	1,037,077
Macrotech Developers Ltd.	59,140	818,695
Mahindra & Mahindra Ltd.	173,969	5,979,000
Mankind Pharma Ltd.(a)	20,634	577,845
Marico Ltd.	95,409	737,372
Maruti Suzuki India Ltd.	23,884	3,383,728
Max Healthcare Institute Ltd.	145,514	1,776,482
Mphasis Ltd.	15,515	510,432
MRF Ltd.	456	596,879
Muthoot Finance Ltd.	20,875	543,052
Nestle India Ltd., NVS	60,791	1,621,649
NHPC Ltd., NVS	675,242	624,351
NMDC Ltd.	581,797	441,635
NTPC Ltd.	788,965	2,938,391
Oberoi Realty Ltd.	23,433	488,270
Oil & Natural Gas Corp. Ltd.	574,533	1,732,331
Oil India Ltd.	90,279	436,276
Oracle Financial Services Software Ltd.	3,972	415,884
Page Industries Ltd.	1,220	629,040
PB Fintech Ltd.(a)	55,511	1,100,571
Persistent Systems Ltd., NVS	19,992	1,385,584
Petronet LNG Ltd.	143,542	521,907
Phoenix Mills Ltd. (The)	37,373	706,396
PI Industries Ltd.	16,398	657,787
Pidilite Industries Ltd.	29,700	983,485
Polycab India Ltd.	10,340	717,964
Power Finance Corp. Ltd.	277,240	1,344,177
Power Grid Corp. of India Ltd.	839,796	2,916,402
Prestige Estates Projects Ltd.	30,837	482,031
Punjab National Bank	405,684	471,057
Rail Vikas Nigam Ltd.	96,157	524,267
REC Ltd.	251,737	1,298,777
Reliance Industries Ltd.	1,109,350	16,144,213
Samvardhana Motherson International Ltd.	510,150	827,496
SBI Cards & Payment Services Ltd.	40,386	361,881
SBI Life Insurance Co. Ltd.(b)	82,969	1,417,146
Shree Cement Ltd.	1,438	460,200
Shriram Finance Ltd.	247,920	1,551,041
Siemens Ltd.	16,237	1,133,367
Solar Industries India Ltd.	5,540	648,983
Sona Blw Precision Forgings Ltd.(b)	72,596	421,230
SRF Ltd.	25,218	815,505
State Bank of India	329,077	2,925,278
Sun Pharmaceutical Industries Ltd.	177,477	3,566,070
Sundaram Finance Ltd.	12,666	673,743
Supreme Industries Ltd.	11,448	522,462
Suzlon Energy Ltd.(a)	1,742,018	1,162,675
Tata Communications Ltd.	20,872	392,146
Tata Consultancy Services Ltd.	162,811	7,703,977
31
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Tata Consumer Products Ltd.	111,801	$1,318,280
Tata Elxsi Ltd.	6,342	462,438
Tata Motors Ltd.	371,438	3,056,944
Tata Power Co. Ltd. (The)	260,213	1,089,930
Tata Steel Ltd.	1,371,929	2,120,212
Tech Mahindra Ltd.	94,573	1,818,343
Thermax Ltd.	7,861	349,990
Titan Co. Ltd.	63,541	2,549,810
Torrent Pharmaceuticals Ltd.	19,733	743,579
Torrent Power Ltd.	32,415	545,736
Trent Ltd.	33,118	2,189,053
Tube Investments of India Ltd.	21,243	812,271
TVS Motor Co. Ltd.	40,686	1,151,126
UltraTech Cement Ltd.	21,159	2,798,087
Union Bank of India Ltd.	281,977	373,406
United Spirits Ltd.	55,277	906,577
UPL Ltd.	94,037	653,675
Varun Beverages Ltd.	215,518	1,335,538
Vedanta Ltd.	258,779	1,313,090
Vodafone Idea Ltd.(a)	4,133,235	429,436
Voltas Ltd.	39,500	573,069
Wipro Ltd.	465,028	1,665,946
Yes Bank Ltd.(a)	2,656,115	587,102
Zomato Ltd.(a)	1,210,769	3,066,548
Zydus Lifesciences Ltd.	46,497	519,283
		262,432,306
Indonesia — 0.4%
Adaro Energy Indonesia Tbk PT	2,627,700	375,237
Amman Mineral Internasional PT(a)	1,174,300	540,976
Astra International Tbk PT	3,496,000	1,027,248
Bank Central Asia Tbk PT	10,216,100	5,901,633
Bank Mandiri Persero Tbk PT	6,685,468	2,456,390
Bank Negara Indonesia Persero Tbk PT	2,801,400	815,012
Bank Rakyat Indonesia Persero Tbk PT	12,647,516	3,265,933
Barito Pacific Tbk PT	3,813,688	214,432
Chandra Asri Pacific Tbk PT	1,447,948	630,701
Charoen Pokphand Indonesia Tbk PT	1,515,000	434,052
GoTo Gojek Tokopedia Tbk PT(a)	158,575,500	785,566
Indah Kiat Pulp & Paper Tbk PT	527,200	217,822
Indofood CBP Sukses Makmur Tbk PT	324,000	228,589
Indofood Sukses Makmur Tbk PT	808,000	389,129
Kalbe Farma Tbk PT	4,730,000	367,083
Merdeka Copper Gold Tbk PT(a)	2,037,007	194,419
Sumber Alfaria Trijaya Tbk PT	3,074,400	541,321
Telkom Indonesia Persero Tbk PT	8,930,500	1,438,252
Unilever Indonesia Tbk PT	1,379,500	137,651
United Tractors Tbk PT	386,645	590,049
		20,551,495
Ireland — 0.2%
AIB Group PLC	278,689	1,638,746
Bank of Ireland Group PLC	179,482	1,783,366
Kerry Group PLC, Class A	27,953	2,870,539
Kingspan Group PLC	29,572	2,051,459
		8,344,110
Israel — 0.6%
Azrieli Group Ltd.	9,350	774,700
Bank Hapoalim BM	228,433	2,930,496
Bank Leumi Le-Israel BM	275,723	3,450,650
Check Point Software Technologies Ltd.(a)	15,989	3,485,922
CyberArk Software Ltd.(a)	8,048	2,985,647
Elbit Systems Ltd.	5,095	1,537,799
Security	Shares	Value
Israel (continued)
Global-e Online Ltd.(a)	18,240	$1,092,394
ICL Group Ltd.	130,723	777,230
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	241,565	1,766,152
Mizrahi Tefahot Bank Ltd.	30,448	1,449,280
Monday.com Ltd.(a)	6,896	1,761,652
Nice Ltd.(a)	11,583	1,936,140
Teva Pharmaceutical Industries Ltd., ADR(a)	206,152	3,655,075
Wix.com Ltd.(a)	10,098	2,412,311
		30,015,450
Italy — 1.8%
Amplifon SpA	22,747	607,887
Banco BPM SpA	239,645	2,106,527
BPER Banca SpA	182,674	1,244,411
Davide Campari-Milano NV(d)	103,842	599,076
DiaSorin SpA	4,552	487,554
Enel SpA	1,479,143	10,513,287
Eni SpA	402,718	5,669,638
Ferrari NV	23,183	9,946,312
FinecoBank Banca Fineco SpA	106,816	2,027,918
Generali	176,636	5,592,914
Infrastrutture Wireless Italiane SpA(b)	72,259	751,251
Intesa Sanpaolo SpA	2,714,875	11,750,878
Leonardo SpA	74,467	2,326,463
Mediobanca Banca di Credito Finanziario SpA	101,941	1,666,459
Moncler SpA	40,605	2,570,413
Nexi SpA(a)(b)	112,559	571,613
Poste Italiane SpA(b)	85,069	1,290,973
Prysmian SpA	48,596	3,380,292
Recordati Industria Chimica e Farmaceutica SpA	19,094	1,160,230
Snam SpA	375,179	1,734,998
Stellantis NV	364,367	4,864,988
Telecom Italia SpA/Milano(a)	1,746,635	479,428
Tenaris SA, NVS	78,037	1,474,837
Terna - Rete Elettrica Nazionale	256,846	2,118,702
UniCredit SpA	270,475	12,421,095
Unipol Gruppo SpA	72,517	982,657
		88,340,801
Japan — 14.1%
Advantest Corp.	140,800	7,784,435
Aeon Co. Ltd.	118,100	2,861,236
AGC Inc.	35,600	1,028,460
Aisin Corp.	92,200	1,042,930
Ajinomoto Co. Inc.	84,000	3,367,337
ANA Holdings Inc.	22,600	423,954
Asahi Group Holdings Ltd.	268,500	2,908,214
Asahi Kasei Corp.	223,900	1,520,647
Asics Corp.	125,100	2,788,495
Astellas Pharma Inc.	332,600	3,224,231
Bandai Namco Holdings Inc.	110,200	2,733,404
Bridgestone Corp.	104,400	3,744,922
Brother Industries Ltd.	45,600	803,470
Canon Inc.	172,500	5,559,490
Capcom Co. Ltd.	62,700	1,431,578
Central Japan Railway Co.	139,500	2,587,277
Chiba Bank Ltd. (The)	99,400	846,555
Chubu Electric Power Co. Inc.	112,200	1,168,884
Chugai Pharmaceutical Co. Ltd.	123,700	5,333,327
Concordia Financial Group Ltd.	188,000	1,091,608
Dai Nippon Printing Co. Ltd.	75,500	1,115,844
Daifuku Co. Ltd.	58,400	1,198,622
Schedule of Investments
32

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Dai-ichi Life Holdings Inc.	163,700	$4,469,858
Daiichi Sankyo Co. Ltd.	325,100	9,063,919
Daikin Industries Ltd.	48,100	5,649,882
Daito Trust Construction Co. Ltd.	9,600	1,028,665
Daiwa House Industry Co. Ltd.	108,200	3,408,705
Daiwa Securities Group Inc.	250,100	1,810,514
Denso Corp.	346,400	4,793,654
Dentsu Group Inc.	37,600	871,078
Disco Corp.	17,200	4,978,079
East Japan Railway Co.	161,400	2,873,457
Eisai Co. Ltd.	46,900	1,389,278
ENEOS Holdings Inc.	537,300	2,701,177
FANUC Corp.	172,200	5,130,152
Fast Retailing Co. Ltd.	35,600	11,725,113
Fuji Electric Co. Ltd.	22,900	1,091,069
FUJIFILM Holdings Corp.	203,500	4,483,328
Fujikura Ltd.	45,900	1,847,395
Fujitsu Ltd.	306,800	5,933,438
Hankyu Hanshin Holdings Inc.	41,200	1,048,317
Hikari Tsushin Inc.	3,600	822,342
Hitachi Construction Machinery Co. Ltd.	19,000	454,949
Hitachi Ltd.	858,400	21,580,535
Honda Motor Co. Ltd.	830,100	7,857,017
Hoshizaki Corp.	19,300	714,315
Hoya Corp.	64,200	8,621,151
Hulic Co. Ltd.	68,400	602,846
Idemitsu Kosan Co. Ltd.	176,160	1,175,720
Inpex Corp.	169,600	2,024,014
Isuzu Motors Ltd.	103,900	1,396,871
ITOCHU Corp.	216,900	9,986,955
Japan Airlines Co. Ltd.	26,200	429,882
Japan Exchange Group Inc.	188,700	1,993,840
Japan Post Bank Co. Ltd.	264,800	2,739,067
Japan Post Holdings Co. Ltd.	369,200	3,855,927
Japan Post Insurance Co. Ltd.	34,400	670,374
Japan Real Estate Investment Corp.	1,273	896,857
Japan Tobacco Inc.	218,000	5,553,729
JFE Holdings Inc.	100,400	1,161,070
Kajima Corp.	73,900	1,314,021
Kansai Electric Power Co. Inc. (The)	167,200	1,844,680
Kao Corp.	82,400	3,267,352
Kawasaki Kisen Kaisha Ltd.	74,700	945,307
KDDI Corp.	282,700	9,418,431
Keyence Corp.	36,200	15,591,656
Kikkoman Corp.	123,500	1,292,581
Kirin Holdings Co. Ltd.	139,100	1,760,154
Kobe Bussan Co. Ltd.	32,000	727,185
Kokusai Electric Corp., NVS	24,100	372,159
Komatsu Ltd.	163,700	4,937,723
Konami Group Corp.	17,200	1,583,313
Kubota Corp.	176,400	2,212,643
Kyocera Corp.	241,500	2,506,720
Kyowa Kirin Co. Ltd.	46,400	691,439
Lasertec Corp.	14,000	1,456,048
LY Corp.	469,300	1,370,791
M3 Inc.	81,900	743,327
Makita Corp.	44,900	1,327,804
Marubeni Corp.	260,900	3,878,946
MatsukiyoCocokara & Co.	62,900	930,991
McDonald's Holdings Co. Japan Ltd.	15,200	573,156
MEIJI Holdings Co. Ltd.	41,180	829,202
Minebea Mitsumi Inc.	68,500	1,099,335
Security	Shares	Value
Japan (continued)
Mitsubishi Chemical Group Corp.	241,300	$1,232,478
Mitsubishi Corp.	617,200	9,843,859
Mitsubishi Electric Corp.	349,500	5,728,642
Mitsubishi Estate Co. Ltd.	199,200	2,894,574
Mitsubishi HC Capital Inc.	148,100	984,877
Mitsubishi Heavy Industries Ltd.	597,100	8,738,704
Mitsubishi UFJ Financial Group Inc.	2,066,900	26,138,824
Mitsui & Co. Ltd.	469,500	9,292,337
Mitsui Chemicals Inc.	30,900	677,620
Mitsui Fudosan Co. Ltd.	490,200	4,424,442
Mitsui OSK Lines Ltd.	63,200	2,147,708
Mizuho Financial Group Inc.	444,960	12,252,333
MonotaRO Co. Ltd.	48,500	835,588
MS&AD Insurance Group Holdings Inc.	239,300	4,961,622
Murata Manufacturing Co. Ltd.	313,900	4,931,618
NEC Corp.	45,700	4,532,472
Nexon Co. Ltd.	64,400	836,617
Nidec Corp.	153,100	2,644,272
Nintendo Co. Ltd.	192,100	12,602,652
Nippon Building Fund Inc.	1,402	1,116,393
Nippon Paint Holdings Co. Ltd.	176,300	1,110,919
Nippon Sanso Holdings Corp.	30,700	869,440
Nippon Steel Corp.	165,986	3,445,699
Nippon Telegraph & Telephone Corp.	5,543,300	5,457,105
Nippon Yusen KK	79,400	2,491,852
Nissan Motor Co. Ltd.	438,100	1,198,828
Nissin Foods Holdings Co. Ltd.	39,800	889,925
Nitori Holdings Co. Ltd.	14,900	1,744,858
Nitto Denko Corp.	125,800	2,231,590
Nomura Holdings Inc.	559,700	3,638,824
Nomura Research Institute Ltd.	70,000	2,365,105
NTT Data Group Corp.	112,400	2,181,301
Obayashi Corp.	119,900	1,610,272
Obic Co. Ltd.	57,900	1,729,198
Olympus Corp.	211,300	3,206,688
Omron Corp.	28,100	927,008
Ono Pharmaceutical Co. Ltd.	64,600	672,057
Oracle Corp./Japan	6,500	593,384
Oriental Land Co. Ltd./Japan	199,100	4,474,588
ORIX Corp.	209,800	4,431,568
Osaka Gas Co. Ltd.	67,600	1,329,065
Otsuka Corp.	42,800	964,914
Otsuka Holdings Co. Ltd.	80,500	4,203,483
Pan Pacific International Holdings Corp.	69,100	1,923,836
Panasonic Holdings Corp.	426,200	4,348,824
Rakuten Group Inc.(a)	267,600	1,680,302
Recruit Holdings Co. Ltd.	259,000	18,076,171
Renesas Electronics Corp.	309,100	4,140,231
Resona Holdings Inc.	403,900	2,997,925
Ricoh Co. Ltd.	106,500	1,221,376
SBI Holdings Inc.	47,500	1,369,275
SCREEN Holdings Co. Ltd.	16,000	1,114,917
SCSK Corp.	26,900	595,595
Secom Co. Ltd.	73,700	2,480,088
Seiko Epson Corp.	57,500	1,039,098
Sekisui Chemical Co. Ltd.	68,900	1,141,851
Sekisui House Ltd.	104,500	2,401,721
Seven & i Holdings Co. Ltd.	414,400	6,615,380
SG Holdings Co. Ltd.	59,600	561,696
Shimadzu Corp.	44,800	1,299,601
Shimano Inc.	13,400	1,880,365
Shin-Etsu Chemical Co. Ltd.	332,800	10,317,536
33
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Shionogi & Co. Ltd.	138,000	$2,029,166
Shiseido Co. Ltd.	67,500	1,133,554
Shizuoka Financial Group Inc., NVS	82,000	731,640
SMC Corp.	10,400	3,935,217
SoftBank Corp.	5,299,100	6,816,034
SoftBank Group Corp.	175,100	10,704,154
Sompo Holdings Inc.	169,000	4,712,743
Sony Group Corp.	1,153,600	25,459,194
Subaru Corp.	108,400	1,888,263
Sumitomo Corp.	200,900	4,355,560
Sumitomo Electric Industries Ltd.	128,900	2,408,125
Sumitomo Metal Mining Co. Ltd.	45,000	1,027,624
Sumitomo Mitsui Financial Group Inc.	700,800	17,269,882
Sumitomo Mitsui Trust Group Inc.	121,200	3,047,611
Sumitomo Realty & Development Co. Ltd.	56,700	1,959,178
Suntory Beverage & Food Ltd.	23,300	723,752
Suzuki Motor Corp.	285,700	3,418,741
Sysmex Corp.	95,400	1,823,605
T&D Holdings Inc.	89,800	1,708,429
Taisei Corp.	29,300	1,229,209
Takeda Pharmaceutical Co. Ltd.	292,013	7,855,154
TDK Corp.	358,700	4,335,715
Terumo Corp.	245,400	4,607,117
TIS Inc.	35,200	778,317
Toho Co. Ltd./Tokyo	22,100	995,979
Tokio Marine Holdings Inc.	346,200	11,418,834
Tokyo Electric Power Co. Holdings Inc.(a)	287,000	752,150
Tokyo Electron Ltd.	82,000	13,832,077
Tokyo Gas Co. Ltd.	62,600	1,770,878
Tokyu Corp.	94,200	1,075,040
Toppan Holdings Inc.	38,700	1,086,192
Toray Industries Inc.	247,800	1,719,477
TOTO Ltd.	28,000	684,411
Toyota Industries Corp.	29,700	2,478,079
Toyota Motor Corp.	1,900,100	36,043,965
Toyota Tsusho Corp.	117,500	1,984,532
Trend Micro Inc./Japan(a)	23,200	1,374,374
Unicharm Corp.	201,100	1,570,553
West Japan Railway Co.	79,300	1,458,759
Yakult Honsha Co. Ltd.	46,400	847,435
Yamaha Motor Co. Ltd.	156,300	1,307,545
Yaskawa Electric Corp.	45,100	1,309,400
Yokogawa Electric Corp.	45,100	989,995
Zensho Holdings Co. Ltd.	17,200	948,886
ZOZO Inc.	26,800	879,106
		694,351,165
Kuwait — 0.2%
Boubyan Bank KSCP	338,709	689,160
Gulf Bank KSCP	310,844	309,922
Kuwait Finance House KSCP	1,875,995	4,775,239
Mabanee Co. KPSC	127,331	328,383
Mobile Telecommunications Co. KSCP	405,834	594,720
National Bank of Kuwait SAKP	1,397,021	4,361,860
		11,059,284
Malaysia — 0.4%
AMMB Holdings Bhd	363,800	459,831
Axiata Group Bhd	561,100	278,819
CELCOMDIGI Bhd	716,100	601,474
CIMB Group Holdings Bhd	1,221,400	2,192,577
Gamuda Bhd	704,700	636,807
Genting Bhd	416,600	338,683
Security	Shares	Value
Malaysia (continued)
Genting Malaysia Bhd	529,800	$264,493
Hong Leong Bank Bhd	147,000	664,877
IHH Healthcare Bhd	492,300	790,772
Inari Amertron Bhd	698,800	394,912
IOI Corp. Bhd	621,000	517,334
Kuala Lumpur Kepong Bhd	84,600	377,196
Malayan Banking Bhd	973,100	2,255,986
Malaysia Airports Holdings Bhd	16,300	40,005
Maxis Bhd(d)	596,700	465,149
MISC Bhd	168,200	272,824
MR DIY Group M Bhd(b)	574,000	215,714
Petronas Chemicals Group Bhd	478,400	498,636
Petronas Dagangan Bhd	61,800	272,017
Petronas Gas Bhd	176,500	679,847
PPB Group Bhd	190,800	510,835
Press Metal Aluminium Holdings Bhd	771,100	844,393
Public Bank Bhd	2,536,300	2,449,832
RHB Bank Bhd	384,095	553,794
SD Guthrie Bhd	398,500	432,410
Sime Darby Bhd(d)	511,200	257,384
Sunway Bhd	423,900	412,445
Telekom Malaysia Bhd	131,500	194,159
Tenaga Nasional Bhd	407,900	1,243,332
YTL Corp. Bhd	760,500	323,497
YTL Power International Bhd	498,700	348,828
		19,788,862
Mexico — 0.5%
Alfa SAB de CV, Class A	605,128	495,561
America Movil SAB de CV, Series B, Class B	3,364,874	2,349,664
Arca Continental SAB de CV	81,900	748,491
Cemex SAB de CV, NVS	2,802,508	1,663,491
Coca-Cola Femsa SAB de CV	93,200	732,170
Fibra Uno Administracion SA de CV	569,700	590,539
Fomento Economico Mexicano SAB de CV	340,800	2,897,014
Gruma SAB de CV, Class B	30,445	527,638
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	54,242	512,082
Grupo Aeroportuario del Pacifico SAB de CV, Class B	70,470	1,302,481
Grupo Aeroportuario del Sureste SAB de CV, Class B	33,465	909,346
Grupo Bimbo SAB de CV, Series A, Class A	252,000	661,679
Grupo Carso SAB de CV, Series A1, Class A1	105,600	605,409
Grupo Comercial Chedraui SA de CV	52,100	300,275
Grupo Financiero Banorte SAB de CV, Class O	477,300	3,298,396
Grupo Financiero Inbursa SAB de CV, Class O(a)	358,500	762,258
Grupo Mexico SAB de CV, Series B, Class B	583,229	2,859,291
Industrias Penoles SAB de CV(a)	36,855	521,380
Kimberly-Clark de Mexico SAB de CV, Class A	352,600	527,147
Operadora De Sites Mexicanos SAB de CV, Class A1	281,800	134,087
Prologis Property Mexico SA de CV	171,116	533,447
Promotora y Operadora de Infraestructura SAB de CV	31,720	299,704
Wal-Mart de Mexico SAB de CV	942,900	2,444,387
		25,675,937
Netherlands — 2.9%
ABN AMRO Bank NV, CVA(b)	78,891	1,323,248
Adyen NV(a)(b)	3,949	6,374,148
Aegon Ltd.	265,284	1,731,905
AerCap Holdings NV	36,795	3,517,602
Schedule of Investments
34

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
Akzo Nobel NV	32,018	$1,818,559
ASM International NV	8,143	4,724,434
ASML Holding NV	73,278	54,208,360
ASR Nederland NV	28,954	1,426,767
BE Semiconductor Industries NV	14,440	1,841,553
Coca-Cola Europacific Partners PLC	37,177	2,920,253
CVC Capital Partners PLC(a)(b)	39,048	924,568
DSM-Firmenich AG	34,130	3,484,309
EXOR NV, NVS	16,686	1,580,970
Heineken Holding NV	22,891	1,380,209
Heineken NV	50,581	3,514,249
IMCD NV	10,433	1,633,811
ING Groep NV	603,155	10,024,971
InPost SA(a)	37,106	607,037
JDE Peet's NV	21,184	370,000
Koninklijke Ahold Delhaize NV	166,998	5,918,008
Koninklijke KPN NV	717,467	2,596,170
Koninklijke Philips NV(a)	146,690	4,043,108
NN Group NV	49,596	2,276,270
Prosus NV	254,356	9,715,771
QIAGEN NV	39,966	1,774,784
Randstad NV	18,634	804,430
Universal Music Group NV	150,301	4,192,230
Wolters Kluwer NV	44,821	8,142,273
		142,869,997
New Zealand — 0.1%
Auckland International Airport Ltd.	244,754	1,192,994
Fisher & Paykel Healthcare Corp. Ltd.	104,552	2,212,019
Infratil Ltd.	168,945	1,068,429
Mercury NZ Ltd.	147,344	523,853
Meridian Energy Ltd.	270,538	900,482
		5,897,777
Norway — 0.4%
Aker BP ASA	55,149	1,151,094
DNB Bank ASA	166,737	3,541,607
Equinor ASA	147,676	3,556,595
Gjensidige Forsikring ASA	37,343	766,081
Kongsberg Gruppen ASA	16,520	1,960,974
Mowi ASA	85,997	1,726,976
Norsk Hydro ASA	244,585	1,442,551
Orkla ASA	123,381	1,145,720
Salmar ASA	13,588	719,695
Telenor ASA	120,976	1,479,240
Yara International ASA	30,292	907,259
		18,397,792
Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR	32,977	420,787
Credicorp Ltd.	12,500	2,288,750
Southern Copper Corp.	15,505	1,420,568
		4,130,105
Philippines — 0.1%
Ayala Corp.	37,340	347,594
Ayala Land Inc.	1,352,820	514,737
Bank of the Philippine Islands	315,933	628,911
BDO Unibank Inc.	436,294	1,028,456
International Container Terminal Services Inc.	218,110	1,302,329
JG Summit Holdings Inc.	734,930	203,059
Jollibee Foods Corp.	112,880	429,297
Manila Electric Co.	13,030	100,002
Metropolitan Bank & Trust Co.	330,658	392,002
PLDT Inc.	16,930	387,455
Security	Shares	Value
Philippines (continued)
SM Investments Corp.	37,475	$499,284
SM Prime Holdings Inc.	1,983,200	784,297
Universal Robina Corp.	111,110	115,578
		6,733,001
Poland — 0.3%
Alior Bank SA	16,889	389,831
Allegro.eu SA (a)(b)	107,330	787,666
Bank Polska Kasa Opieki SA	32,290	1,266,670
Budimex SA	2,103	246,247
CD Projekt SA	11,722	606,203
Dino Polska SA(a)(b)(d)	9,064	1,003,706
KGHM Polska Miedz SA	27,315	837,534
LPP SA	192	774,685
mBank SA(a)	2,545	392,949
ORLEN SA	104,231	1,374,370
PGE Polska Grupa Energetyczna SA(a)	166,457	267,139
Powszechna Kasa Oszczednosci Bank Polski SA	161,072	2,642,663
Powszechny Zaklad Ubezpieczen SA	108,499	1,330,373
Santander Bank Polska SA	7,003	869,319
		12,789,355
Portugal — 0.1%
Banco Espirito Santo SA, Registered,NVS(c)(e)	4	—
EDP Renovaveis SA	63,413	593,289
EDP SA	583,496	1,834,613
Galp Energia SGPS SA	89,281	1,494,221
Jeronimo Martins SGPS SA	50,967	1,007,234
		4,929,357
Qatar — 0.2%
Barwa Real Estate Co.	298,500	234,405
Commercial Bank PSQC (The)	593,007	747,799
Dukhan Bank	216,422	218,865
Industries Qatar QSC	285,520	1,075,247
Masraf Al Rayan QSC	1,030,173	674,492
Mesaieed Petrochemical Holding Co.	865,378	363,134
Ooredoo QPSC	219,670	778,457
Qatar Electricity & Water Co. QSC	126,039	547,072
Qatar Fuel QSC	91,366	384,174
Qatar Gas Transport Co. Ltd.	497,598	587,849
Qatar International Islamic Bank QSC	148,966	434,740
Qatar Islamic Bank QPSC	308,439	1,742,487
Qatar National Bank QPSC	823,804	3,772,412
		11,561,133
Russia — 0.0%
Alrosa PJSC(a)(c)	504,040	51
Mobile TeleSystems PJSC(a)(c)	193,438	20
Moscow Exchange MICEX-RTS PJSC(a)(c)	287,200	29
Ozon Holdings PLC, ADR(a)(c)	8,288	1
PhosAgro PJSC, GDR(a)(c)(e)	1	—
PhosAgro PJSC, New(a)(c)	187	2
Polyus PJSC(a)(c)	5,198	—
Rosneft Oil Co. PJSC(a)(c)	165,180	17
Sberbank of Russia PJSC(a)(c)	1,882,550	191
Severstal PAO(a)(c)	30,098	3
TCS Group Holding PLC, GDR(a)(c)(e)	20,990	2
United Co. RUSAL International PJSC(a)(c)	563,790	57
VK Co. Ltd.(a)(c)	21,979	2
VTB Bank PJSC(a)(c)	98,760	—
X5 Retail Group NV, GDR(a)(c)	16,185	2
		377
Saudi Arabia — 1.2%
ACWA Power Co.	27,075	2,952,290
35
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Saudi Arabia (continued)
Ades Holding Co.	56,220	$268,934
Advanced Petrochemical Co.(a)	30,172	252,609
Al Rajhi Bank	360,211	9,500,256
Alinma Bank	224,503	1,786,015
Almarai Co. JSC	65,205	1,023,422
Arab National Bank	149,920	854,645
Arabian Internet & Communications Services Co.	3,379	287,230
Bank AlBilad	126,617	1,345,977
Bank Al-Jazira(a)	112,339	563,931
Banque Saudi Fransi	237,471	1,016,075
Bupa Arabia for Cooperative Insurance Co.	15,947	790,824
Co. for Cooperative Insurance (The)	15,233	616,596
Dallah Healthcare Co.	7,637	324,156
Dar Al Arkan Real Estate Development Co.(a)	120,185	528,566
Dr Sulaiman Al Habib Medical Services Group Co.	15,736	1,225,920
Elm Co.	4,390	1,363,572
Etihad Etisalat Co.	69,051	1,065,949
Jarir Marketing Co.	142,976	488,446
Mobile Telecommunications Co. Saudi Arabia	78,884	222,842
Mouwasat Medical Services Co.	16,853	413,643
Nahdi Medical Co.	4,625	145,423
Power & Water Utility Co. for Jubail & Yanbu	10,998	150,640
Riyad Bank	267,038	2,084,766
SABIC Agri-Nutrients Co.	40,026	1,227,109
Sahara International Petrochemical Co.	64,154	398,537
SAL Saudi Logistics Services	5,653	412,470
Saudi Arabian Mining Co.(a)	243,526	3,159,120
Saudi Arabian Oil Co.(b)	1,062,731	7,864,030
Saudi Aramco Base Oil Co.	9,010	267,753
Saudi Awwal Bank	188,757	1,808,031
Saudi Basic Industries Corp.	168,327	3,006,881
Saudi Electricity Co.	190,710	865,006
Saudi Industrial Investment Group	88,855	415,300
Saudi Investment Bank (The)	96,363	387,786
Saudi Kayan Petrochemical Co.(a)	145,384	264,276
Saudi National Bank (The)	535,693	4,879,450
Saudi Research & Media Group(a)	6,230	440,902
Saudi Tadawul Group Holding Co.	10,937	613,208
Saudi Telecom Co.	358,958	4,159,693
Yanbu National Petrochemical Co.	42,126	421,133
		59,863,412
Singapore — 1.1%
CapitaLand Ascendas REIT	721,877	1,368,568
CapitaLand Integrated Commercial Trust	1,014,005	1,447,461
CapitaLand Investment Ltd./Singapore(d)	465,000	837,128
DBS Group Holdings Ltd.	365,790	11,973,010
Genting Singapore Ltd.	1,132,600	627,157
Grab Holdings Ltd., Class A(a)	405,726	1,858,225
Keppel Ltd.(d)	274,400	1,363,134
Oversea-Chinese Banking Corp. Ltd.	617,875	7,880,857
Sea Ltd., ADR(a)	69,108	8,416,664
Sembcorp Industries Ltd.	159,700	653,249
Singapore Airlines Ltd.(d)	254,450	1,186,982
Singapore Exchange Ltd.	122,700	1,103,989
Singapore Technologies Engineering Ltd.	312,500	1,109,134
Singapore Telecommunications Ltd.	1,433,300	3,502,071
United Overseas Bank Ltd.	231,100	6,352,856
Wilmar International Ltd.	344,000	786,405
Yangzijiang Shipbuilding Holdings Ltd.	476,800	1,067,783
		51,534,673
Security	Shares	Value
South Africa — 0.9%
Absa Group Ltd.	153,713	$1,527,545
Anglo American Platinum Ltd.	14,665	514,500
Anglogold Ashanti PLC, NVS	92,398	2,782,181
Aspen Pharmacare Holdings Ltd.	74,996	716,541
Bid Corp. Ltd.	66,173	1,687,752
Bidvest Group Ltd. (The)	62,434	851,703
Capitec Bank Holdings Ltd.	17,059	2,716,117
Clicks Group Ltd.	51,477	990,827
Discovery Ltd.	93,000	901,004
Exxaro Resources Ltd.	53,310	499,052
FirstRand Ltd.	906,643	3,688,678
Gold Fields Ltd.	169,339	2,893,276
Harmony Gold Mining Co. Ltd.	107,311	1,220,936
Impala Platinum Holdings Ltd.(a)	168,771	926,328
Kumba Iron Ore Ltd.	10,822	224,777
MTN Group Ltd.	309,110	1,896,077
Naspers Ltd., Class N	31,539	6,649,372
Nedbank Group Ltd.	78,214	1,150,739
NEPI Rockcastle NV	93,924	709,765
Old Mutual Ltd.	894,389	591,233
OUTsurance Group Ltd., NVS	123,339	416,114
Pepkor Holdings Ltd.(b)	352,090	485,262
Reinet Investments SCA	24,151	597,774
Remgro Ltd.	93,374	721,353
Sanlam Ltd.	305,969	1,333,276
Sasol Ltd.	103,237	478,834
Shoprite Holdings Ltd.	88,066	1,344,270
Sibanye Stillwater Ltd.(a)	554,553	534,414
Standard Bank Group Ltd.	243,240	2,837,117
Vodacom Group Ltd.	101,721	594,935
Woolworths Holdings Ltd./South Africa	201,798	627,186
		43,108,938
South Korea — 2.6%
Alteogen Inc.(a)	7,572	1,918,331
Amorepacific Corp.	5,472	485,837
Celltrion Inc.	29,686	3,648,427
CJ CheilJedang Corp.	1,766	292,771
Coway Co. Ltd.	10,582	559,798
DB Insurance Co. Ltd.	8,859	589,450
Doosan Bobcat Inc.	10,963	360,151
Doosan Enerbility Co. Ltd.(a)	80,415	1,312,410
Ecopro BM Co. Ltd.(a)	8,993	802,684
Ecopro Co. Ltd.(a)	18,362	763,565
Ecopro Materials Co. Ltd.(a)	2,174	104,893
GS Holdings Corp.	8,060	212,644
Hana Financial Group Inc.	53,498	2,214,311
Hanjin Kal Corp.	5,042	290,044
Hankook Tire & Technology Co. Ltd.	14,330	402,044
Hanmi Pharm Co. Ltd.	1,577	263,437
Hanmi Semiconductor Co. Ltd.	8,075	619,087
Hanwha Aerospace Co. Ltd.	6,283	1,721,456
Hanwha Ocean Co. Ltd.(a)	15,950	623,493
HD Hyundai Co. Ltd.	7,868	447,562
HD Hyundai Electric Co. Ltd.	4,249	1,187,183
HD Hyundai Heavy Industries Co. Ltd.(a)	3,529	750,572
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	7,777	1,232,674
HLB Inc.(a)	21,555	1,188,068
HMM Co. Ltd.	43,917	572,432
HYBE Co. Ltd.	3,788	584,612
Hyundai Glovis Co. Ltd.	7,436	759,651
Hyundai Mobis Co. Ltd.	11,393	2,055,931
Schedule of Investments
36

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Hyundai Motor Co.	24,480	$3,445,536
Hyundai Rotem Co. Ltd.	14,152	573,036
Industrial Bank of Korea	54,003	575,287
Kakao Corp.	56,061	1,471,865
KakaoBank Corp.	30,793	446,344
KB Financial Group Inc.	70,224	4,399,625
Kia Corp.	45,138	3,149,632
Korea Aerospace Industries Ltd.	14,356	524,452
Korea Electric Power Corp.(a)	45,020	649,740
Korea Investment Holdings Co. Ltd.	7,713	419,422
Korea Zinc Co. Ltd.	950	537,154
Korean Air Lines Co. Ltd.	28,775	488,517
Krafton Inc.(a)	5,451	1,358,146
KT&G Corp.	19,251	1,459,871
Kumho Petrochemical Co. Ltd.	2,949	213,374
L&F Co. Ltd.(a)	4,863	291,980
LG Chem Ltd.	9,268	1,503,136
LG Corp.	17,196	881,537
LG Display Co. Ltd.(a)	59,373	375,760
LG Electronics Inc.	19,727	1,136,590
LG Energy Solution Ltd.(a)	9,049	2,178,499
LG H&H Co. Ltd.	1,713	360,247
LG Innotek Co. Ltd.	3,205	325,429
LG Uplus Corp.	39,381	271,359
Lotte Chemical Corp.	3,332	129,814
Meritz Financial Group Inc.	18,894	1,477,911
Mirae Asset Securities Co. Ltd.	48,724	280,948
NAVER Corp.	26,853	3,976,581
NCSoft Corp.	2,685	317,750
Netmarble Corp.(a)(b)	4,353	131,901
NH Investment & Securities Co. Ltd.	27,473	271,782
Orion Corp./Republic of Korea	4,954	344,241
Posco DX Co. Ltd.	8,565	110,074
POSCO Future M Co. Ltd.	5,874	571,929
POSCO Holdings Inc.	13,235	2,357,840
Posco International Corp.	10,106	290,521
Samsung Biologics Co. Ltd.(a)(b)	3,279	2,425,135
Samsung C&T Corp.	16,134	1,322,605
Samsung E&A Co. Ltd.	30,760	379,423
Samsung Electro-Mechanics Co. Ltd.	10,030	918,678
Samsung Electronics Co. Ltd.	878,690	31,381,288
Samsung Fire & Marine Insurance Co. Ltd.	5,604	1,462,624
Samsung Heavy Industries Co. Ltd.(a)	117,831	1,047,801
Samsung Life Insurance Co. Ltd.(a)	14,676	895,541
Samsung SDI Co. Ltd.	10,150	1,537,906
Samsung SDS Co. Ltd.	7,710	637,462
Shinhan Financial Group Co. Ltd.	78,349	2,729,194
SK Biopharmaceuticals Co. Ltd.(a)	6,539	486,609
SK Bioscience Co. Ltd.(a)	4,238	142,032
SK Hynix Inc.	102,057	13,739,892
SK Inc.	6,682	676,406
SK Innovation Co. Ltd.(a)	10,706	932,993
SK Square Co. Ltd.(a)	17,686	1,130,149
SK Telecom Co. Ltd.	9,897	376,870
SKC Co. Ltd.(a)	3,454	368,643
S-Oil Corp.	8,695	363,731
Woori Financial Group Inc.	120,987	1,331,112
Yuhan Corp.	10,990	973,882
		128,521,324
Spain — 1.8%
Acciona SA	4,534	510,839
ACS Actividades de Construccion y Servicios SA	36,985	1,883,062
Security	Shares	Value
Spain (continued)
Aena SME SA(b)	13,273	$2,858,475
Amadeus IT Group SA	82,364	6,027,196
Banco Bilbao Vizcaya Argentaria SA	1,064,903	12,123,874
Banco de Sabadell SA	1,006,689	2,372,941
Banco Santander SA	2,857,670	14,644,140
CaixaBank SA	711,614	4,307,655
Cellnex Telecom SA(b)	93,079	3,117,514
Endesa SA	52,923	1,171,626
Ferrovial SE	96,545	4,120,859
Grifols SA(a)	48,765	417,215
Iberdrola SA	1,119,932	15,826,387
Iberdrola SA, NVS	19,606	277,063
Industria de Diseno Textil SA	199,363	10,821,549
Redeia Corp. SA	64,486	1,084,727
Repsol SA	210,242	2,443,410
Telefonica SA	670,215	2,730,654
		86,739,186
Sweden — 2.3%
AddTech AB, Class B	47,521	1,387,050
Alfa Laval AB	52,679	2,348,251
Assa Abloy AB, Class B	185,649	5,687,600
Atlas Copco AB, Class A	496,323	8,291,451
Atlas Copco AB, Class B	279,816	4,159,912
Beijer Ref AB, Class B	70,210	1,041,836
Boliden AB	55,531	1,667,889
Epiroc AB, Class A	118,966	2,267,064
Epiroc AB, Class B	70,803	1,182,014
EQT AB	69,106	2,256,348
Essity AB, Class B	112,411	2,846,895
Evolution AB(b)	30,988	2,377,387
Fastighets AB Balder, Class B(a)	125,575	893,552
Getinge AB, Class B	41,416	813,286
H & M Hennes & Mauritz AB, Class B	105,965	1,411,751
Hexagon AB, Class B	394,631	4,568,930
Holmen AB, Class B	13,678	518,268
Industrivarden AB, Class A	23,909	848,906
Industrivarden AB, Class C	27,074	956,663
Indutrade AB	51,571	1,419,708
Investment AB Latour, Class B	29,782	778,670
Investor AB, Class B	317,885	9,052,161
L E Lundbergforetagen AB, Class B	13,240	637,232
Lifco AB, Class B	43,099	1,413,298
Nibe Industrier AB, Class B	284,779	1,140,958
Saab AB, Class B	61,346	1,326,093
Sagax AB, Class B	38,825	854,472
Sandvik AB	192,450	3,970,821
Securitas AB, Class B	101,248	1,288,182
Skandinaviska Enskilda Banken AB, Class A	291,111	4,126,280
Skanska AB, Class B	60,096	1,287,547
SKF AB, Class B	60,954	1,231,135
Spotify Technology SA(a)	28,009	15,364,337
Svenska Cellulosa AB SCA, Class B	111,021	1,529,017
Svenska Handelsbanken AB, Class A	268,508	2,970,685
Swedbank AB, Class A	156,514	3,407,849
Swedish Orphan Biovitrum AB(a)	36,893	1,117,324
Tele2 AB, Class B	96,768	1,076,528
Telefonaktiebolaget LM Ericsson, Class B	524,206	3,947,206
Telia Co. AB	418,190	1,230,681
Trelleborg AB, Class B	39,767	1,497,316
Volvo AB, Class A	35,801	987,589
37
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Volvo AB, Class B	288,942	$7,961,336
		115,141,478
Switzerland — 6.2%
ABB Ltd., Registered	289,276	15,751,767
Adecco Group AG, Registered	31,535	750,712
Alcon AG	91,406	8,341,148
Avolta AG, Registered	17,608	795,893
Bachem Holding AG	5,951	378,885
Baloise Holding AG, Registered	9,022	1,646,252
Banque Cantonale Vaudoise, Registered	4,323	436,256
Barry Callebaut AG, Registered	687	755,201
BKW AG	3,959	675,441
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	175	2,010,240
Chocoladefabriken Lindt & Spruengli AG, Registered	19	2,150,471
Cie Financiere Richemont SA, Class A, Registered	98,335	19,009,978
Clariant AG, Registered	40,213	452,639
EMS-Chemie Holding AG, Registered	1,398	989,638
Galderma Group AG(a)	12,902	1,568,215
Geberit AG, Registered	6,284	3,505,016
Givaudan SA, Registered	1,687	7,385,198
Helvetia Holding AG, Registered	6,747	1,177,319
Holcim AG	95,346	9,555,952
Julius Baer Group Ltd.	37,461	2,632,171
Kuehne + Nagel International AG, Registered	8,897	2,021,690
Logitech International SA, Registered	29,213	2,891,829
Lonza Group AG, Registered	13,435	8,519,028
Nestle SA, Registered	479,852	40,758,928
Novartis AG, Registered	361,999	37,892,882
Partners Group Holding AG	4,195	6,372,831
Roche Holding AG, Bearer	5,671	1,885,923
Roche Holding AG, NVS	128,765	40,480,072
Sandoz Group AG	77,132	3,692,876
Schindler Holding AG, Participation Certificates, NVS	7,890	2,279,878
Schindler Holding AG, Registered	3,799	1,068,421
SGS SA	28,954	2,812,546
SIG Group AG	59,492	1,297,430
Sika AG, Registered	28,340	7,197,336
Sonova Holding AG, Registered	9,364	3,266,943
Straumann Holding AG	20,683	2,933,173
Swatch Group AG (The), Bearer	5,081	941,310
Swiss Life Holding AG, Registered	5,265	4,298,557
Swiss Prime Site AG, Registered	14,438	1,648,265
Swiss Re AG	55,784	8,516,393
Swisscom AG, Registered	4,791	2,696,083
Temenos AG, Registered	11,426	971,629
UBS Group AG, Registered	600,762	21,182,586
VAT Group AG(b)	5,022	1,929,250
Zurich Insurance Group AG	26,934	16,321,048
		303,845,299
Taiwan — 5.7%
Accton Technology Corp.	94,000	2,158,559
Acer Inc.	591,792	664,699
Advantech Co. Ltd.	93,360	1,068,837
Airtac International Group	24,928	650,036
Alchip Technologies Ltd.	15,000	1,395,446
ASE Technology Holding Co. Ltd.	621,762	3,227,259
Asia Cement Corp.	439,440	547,111
Asia Vital Components Co. Ltd.	58,000	976,543
Security	Shares	Value
Taiwan (continued)
Asustek Computer Inc.	133,000	$2,420,931
AUO Corp.	1,202,800	518,288
Catcher Technology Co. Ltd.	120,000	720,698
Cathay Financial Holding Co. Ltd.	1,742,019	3,512,396
Chailease Holding Co. Ltd.	287,500	1,003,178
Chang Hwa Commercial Bank Ltd.	1,126,337	621,970
Cheng Shin Rubber Industry Co. Ltd.	371,000	558,119
China Airlines Ltd.	541,000	425,116
China Steel Corp.	2,093,288	1,281,069
Chunghwa Telecom Co. Ltd.	693,000	2,646,244
Compal Electronics Inc.	727,000	801,833
CTBC Financial Holding Co. Ltd.	3,064,036	3,647,076
Delta Electronics Inc.	360,000	4,690,813
E Ink Holdings Inc.	161,000	1,351,363
E.Sun Financial Holding Co. Ltd.	2,642,643	2,228,602
Eclat Textile Co. Ltd.	35,000	557,619
eMemory Technology Inc.	12,000	1,184,395
Eva Airways Corp.	493,000	710,812
Evergreen Marine Corp. Taiwan Ltd.	193,200	1,198,390
Far Eastern New Century Corp.	550,000	520,969
Far EasTone Telecommunications Co. Ltd.	326,000	874,138
Feng TAY Enterprise Co. Ltd.	92,512	367,858
First Financial Holding Co. Ltd.	2,022,381	1,706,584
Formosa Chemicals & Fibre Corp.	626,340	533,482
Formosa Plastics Corp.	682,960	750,294
Fortune Electric Co. Ltd.	32,000	541,341
Fubon Financial Holding Co. Ltd.	1,506,339	4,219,536
Gigabyte Technology Co. Ltd.	102,000	771,218
Global Unichip Corp.	17,000	674,063
Globalwafers Co. Ltd.	50,000	515,287
Hon Hai Precision Industry Co. Ltd.	2,332,377	12,454,038
Hotai Motor Co. Ltd.	55,080	1,010,207
Hua Nan Financial Holdings Co. Ltd.	1,614,654	1,373,567
Innolux Corp.	1,361,892	576,901
International Games System Co. Ltd.	44,000	1,257,105
Inventec Corp.	531,000	782,753
Jentech Precision Industrial Co. Ltd.	17,000	703,561
KGI Financial Holding Co. Ltd.	2,898,358	1,515,104
Largan Precision Co. Ltd.	19,000	1,570,088
Lite-On Technology Corp.	390,000	1,276,372
MediaTek Inc.	284,000	12,299,195
Mega Financial Holding Co. Ltd.	2,184,937	2,569,408
Micro-Star International Co. Ltd.	136,000	744,375
Nan Ya Plastics Corp.	901,840	881,693
Nanya Technology Corp.(a)	231,000	207,696
Nien Made Enterprise Co. Ltd.	42,000	551,347
Novatek Microelectronics Corp.	104,000	1,634,367
Pegatron Corp.	348,000	1,012,532
PharmaEssentia Corp.(a)	49,000	1,019,659
Pou Chen Corp.	391,000	433,630
President Chain Store Corp.	103,000	812,774
Quanta Computer Inc.	499,000	3,956,138
Realtek Semiconductor Corp.	91,000	1,498,850
Ruentex Development Co. Ltd.	311,700	397,541
Shanghai Commercial & Savings Bank Ltd. (The)	693,784	891,135
Shin Kong Financial Holding Co. Ltd.(a)	2,499,725	930,859
Silergy Corp.	59,000	685,581
SinoPac Financial Holdings Co. Ltd.	1,963,032	1,351,193
Synnex Technology International Corp.	221,750	476,612
Taishin Financial Holding Co. Ltd.	2,152,033	1,142,317
Taiwan Business Bank	1,648,722	753,157
Taiwan Cooperative Financial Holding Co. Ltd.	2,060,687	1,527,859
Schedule of Investments
38

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Taiwan High Speed Rail Corp.	378,000	$314,014
Taiwan Mobile Co. Ltd.	322,000	1,081,032
Taiwan Semiconductor Manufacturing Co. Ltd.	4,526,000	151,046,584
TCC Group Holdings Co. Ltd.	1,200,553	1,160,398
Unimicron Technology Corp.	246,000	1,025,777
Uni-President Enterprises Corp.	889,972	2,113,096
United Microelectronics Corp.	2,050,000	2,444,023
Vanguard International Semiconductor Corp.	184,466	528,724
Voltronic Power Technology Corp.	13,000	733,748
Walsin Lihwa Corp.	497,754	370,348
Wan Hai Lines Ltd.	123,435	282,990
Wistron Corp.	506,000	1,660,616
Wiwynn Corp.	21,000	1,384,371
WPG Holdings Ltd.	283,000	604,429
Yageo Corp.	72,763	1,180,929
Yang Ming Marine Transport Corp.	306,000	627,885
Yuanta Financial Holding Co. Ltd.	1,856,275	1,952,257
Zhen Ding Technology Holding Ltd.	133,000	476,391
		279,527,398
Thailand — 0.4%
Advanced Info Service PCL, NVDR	244,300	2,053,649
Airports of Thailand PCL, NVDR	868,100	1,418,624
Bangkok Dusit Medical Services PCL, NVDR	2,005,200	1,399,323
Bangkok Expressway & Metro PCL, NVDR(d)	1,503,700	300,434
Bumrungrad Hospital PCL, NVDR(d)	106,200	565,633
Central Pattana PCL, NVDR	438,900	687,408
Charoen Pokphand Foods PCL, NVDR	869,700	566,698
CP ALL PCL, NVDR(d)	1,111,000	1,710,399
CP Axtra PCL(d)	439,725	347,393
Delta Electronics Thailand PCL, NVDR	599,300	2,224,045
Gulf Energy Development PCL, NVDR	611,000	1,042,070
Intouch Holdings PCL, NVDR	189,000	544,478
Kasikornbank PCL, NVDR	92,500	439,770
Krungthai Card PCL, NVDR(d)	231,800	348,038
Minor International PCL, NVDR(d)	749,620	532,015
PTT Exploration & Production PCL, NVDR(d)	250,599	943,479
PTT Global Chemical PCL, NVDR(d)	455,401	289,193
PTT Oil & Retail Business PCL, NVDR	469,368	161,063
PTT PCL, NVDR	1,892,100	1,765,268
SCB X PCL, NVDR	170,000	629,926
Siam Cement PCL (The), NVDR(d)	147,100	669,861
Thai Oil PCL, NVDR(d)	202,500	155,711
True Corp. PCL, NVDR(a)	2,266,396	784,189
		19,578,667
Turkey — 0.2%
Akbank TAS	624,244	1,128,233
Aselsan Elektronik Sanayi Ve Ticaret A/S	262,835	650,392
BIM Birlesik Magazalar A/S	81,641	1,252,678
Coca-Cola Icecek A/S	147,191	233,747
Eregli Demir ve Celik Fabrikalari TAS	436,384	273,187
Ford Otomotiv Sanayi AS	14,129	366,378
Haci Omer Sabanci Holding AS	184,704	514,454
KOC Holding AS	129,485	613,826
Pegasus Hava Tasimaciligi AS(a)	46,148	301,901
Sasa Polyester Sanayi AS(a)(d)	1,928,128	196,667
Turk Hava Yollari AO(a)	103,434	913,146
Turkcell Iletisim Hizmetleri AS	225,079	676,926
Turkiye Is Bankasi AS, Class C	1,671,806	659,352
Turkiye Petrol Rafinerileri AS	178,372	701,743
Turkiye Sise ve Cam Fabrikalari AS(d)	292,809	309,939
Security	Shares	Value
Turkey (continued)
Yapi ve Kredi Bankasi A/S	638,324	$546,194
		9,338,763
United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	576,887	1,880,064
Abu Dhabi Islamic Bank PJSC	314,987	1,337,798
Abu Dhabi National Oil Co. for Distribution PJSC	609,537	596,604
ADNOC Drilling Co. PJSC	589,538	866,720
Aldar Properties PJSC	746,451	1,553,018
Americana Restaurants International PLC - Foreign Co.	503,159	321,919
Dubai Islamic Bank PJSC	524,250	1,096,885
Emaar Properties PJSC	1,192,657	4,377,422
Emirates NBD Bank PJSC	361,893	2,054,279
Emirates Telecommunications Group Co. PJSC	623,311	2,901,844
First Abu Dhabi Bank PJSC	816,842	3,231,238
Multiply Group PJSC(a)	700,150	402,204
		20,619,995
United Kingdom — 9.4%
3i Group PLC	178,849	8,592,498
Admiral Group PLC	46,067	1,539,121
Anglo American PLC	231,935	6,791,332
Antofagasta PLC	71,161	1,508,927
Ashtead Group PLC	80,278	5,231,870
Associated British Foods PLC	61,260	1,437,438
AstraZeneca PLC	284,310	39,910,175
Auto Trader Group PLC(b)	167,042	1,626,965
Aviva PLC	486,096	3,081,142
BAE Systems PLC	553,128	8,361,207
Barclays PLC	2,667,871	9,777,731
Barratt Redrow PLC	233,201	1,306,325
Berkeley Group Holdings PLC	19,515	933,692
BP PLC	2,988,123	15,458,433
British American Tobacco PLC	368,679	14,627,684
BT Group PLC	1,190,446	2,086,437
Bunzl PLC	61,998	2,639,048
Centrica PLC	970,262	1,705,241
Coca-Cola HBC AG, Class DI	39,563	1,373,404
Compass Group PLC	311,547	10,734,155
Croda International PLC	26,445	1,089,246
DCC PLC	18,317	1,262,995
Diageo PLC	406,057	12,096,606
Endeavour Mining PLC	29,867	607,625
Entain PLC	112,280	974,917
Experian PLC	167,653	8,258,524
Glencore PLC	1,889,645	8,164,109
GSK PLC	754,099	13,136,086
Haleon PLC	1,580,075	7,365,063
Halma PLC	67,819	2,540,586
Hargreaves Lansdown PLC	72,274	984,943
Hikma Pharmaceuticals PLC	29,563	840,136
HSBC Holdings PLC	3,353,033	35,019,469
Imperial Brands PLC	151,812	5,120,261
Informa PLC	260,872	2,783,610
InterContinental Hotels Group PLC	30,453	4,060,643
Intertek Group PLC	28,911	1,823,375
J Sainsbury PLC	295,901	929,350
JD Sports Fashion PLC	459,170	503,893
Kingfisher PLC	353,437	1,073,751
Land Securities Group PLC	134,877	972,720
Legal & General Group PLC	1,065,876	3,182,850
Lloyds Banking Group PLC	11,393,315	8,759,911
39
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
London Stock Exchange Group PLC	87,670	$13,045,994
M&G PLC	430,790	1,109,774
Marks & Spencer Group PLC	365,976	1,516,093
Melrose Industries PLC	245,985	1,856,474
Mondi PLC, NVS	79,684	1,240,338
National Grid PLC	876,587	10,634,093
NatWest Group PLC, NVS	1,210,086	6,451,756
Next PLC	22,920	2,817,088
NMC Health PLC, NVS(a)(c)	14,180	—
Pearson PLC	116,815	1,938,051
Persimmon PLC	59,297	925,946
Phoenix Group Holdings PLC	101,473	653,993
Prudential PLC	500,106	4,161,848
Reckitt Benckiser Group PLC	127,574	8,436,308
RELX PLC	346,309	17,196,466
Rentokil Initial PLC	458,325	2,244,668
Rio Tinto PLC	204,792	12,332,961
Rolls-Royce Holdings PLC(a)	1,551,216	11,566,090
Sage Group PLC (The)	185,809	3,088,048
Schroders PLC	130,204	568,601
Segro PLC	238,711	2,110,580
Severn Trent PLC	53,272	1,663,754
Shell PLC	1,140,426	37,445,578
Smith & Nephew PLC	157,520	1,997,531
Smiths Group PLC	62,252	1,585,570
Spirax Group PLC	13,240	1,316,360
SSE PLC	184,927	3,725,450
Standard Chartered PLC	396,054	5,326,733
Taylor Wimpey PLC	633,180	937,737
Tesco PLC	1,290,002	5,937,091
Unilever PLC	456,750	26,161,278
United Utilities Group PLC	129,404	1,635,035
Vodafone Group PLC	4,079,252	3,475,298
Whitbread PLC	36,006	1,248,925
Wise PLC, Class A(a)	116,852	1,609,929
WPP PLC	196,340	1,866,437
		460,101,370
Total Common Stocks — 99.1% (Cost: $4,248,109,707)		4,877,063,411
Preferred Stocks
Brazil — 0.4%
Banco Bradesco SA, Preference Shares, NVS	961,630	1,989,392
Centrais Eletricas Brasileiras SA, Preference Shares, NVS	67,452	458,217
Cia Energetica de Minas Gerais, Preference Shares, NVS	338,542	634,906
Cia Paranaense de Energia - Copel, Preference Shares, NVS	168,374	279,468
Gerdau SA, Preference Shares, NVS	265,854	783,362
Itau Unibanco Holding SA, Preference Shares, NVS	900,213	5,208,067
Itausa SA, Preference Shares, NVS	1,111,253	1,812,141
Petroleo Brasileiro SA, Preference Shares, NVS	822,800	5,306,479
		16,472,032
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	27,928	1,102,293
Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	92,485	910,554
Security	Shares	Value
Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	10,456	$794,477
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	20,611	1,312,287
Henkel AG & Co. KGaA, Preference Shares, NVS	31,590	2,760,014
Porsche Automobil Holding SE, Preference Shares, NVS	28,046	1,108,401
Sartorius AG, Preference Shares, NVS	5,066	1,461,903
Volkswagen AG, Preference Shares, NVS	38,221	3,897,239
		11,334,321
South Korea — 0.1%
Hyundai Motor Co.
Preference Shares, NVS	4,460	491,614
Series 2, Preference Shares, NVS	7,189	818,026
LG Chem Ltd., Preference Shares, NVS	1,350	128,485
Samsung Electronics Co. Ltd., Preference Shares, NVS	152,046	4,462,622
		5,900,747
Total Preferred Stocks — 0.7% (Cost: $34,982,852)		35,719,947
Rights
Brazil — 0.0%
Equatorial Energia SA, (Expires 02/27/25)(a)	680	553
Spain — 0.0%
ACS Actividades de Construccion, (Expires 02/19/25, Strike Price EUR 0.454)(a)	36,985	18,263
Total Rights — 0.0% (Cost: $17,464)		18,816
Warrants
Canada — 0.0%
Constellation Software Inc. (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(c)	3,748	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.8% (Cost: $4,283,110,023)		4,912,802,174
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(f)(g)(h)	9,441,726	9,446,446
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(f)(g)	5,840,000	5,840,000
Total Short-Term Securities — 0.3% (Cost: $15,277,122)		15,286,446
Total Investments — 100.1% (Cost: $4,298,387,145)		4,928,088,620
Liabilities in Excess of Other Assets — (0.1)%		(4,023,812)
Net Assets — 100.0%		$4,924,064,808

(a)	Non-income producing security.
Schedule of Investments
40

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI ex U.S. ETF

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$10,817,642	$—	$(1,369,619)(a)	$(968)	$(609)	$9,446,446	9,441,726	$78,555 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,130,000	1,710,000 (a)	—	—	—	5,840,000	5,840,000	139,936	—
				$(968)	$(609)	$15,286,446		$218,491	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	46	03/21/25	$5,452	$242,001
MSCI Emerging Markets Index	44	03/21/25	2,399	17,508
				$259,509
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$259,509	$—	$—	$—	$259,509

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

41
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI ex U.S. ETF

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(72,539)	$—	$—	$—	$(72,539)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$280,728	$—	$—	$—	$280,728
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$7,693,560
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$641,294,113	$4,235,768,921	$377	$4,877,063,411
Preferred Stocks	20,142,600	15,577,347	—	35,719,947
Rights	18,816	—	—	18,816
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	15,286,446	—	—	15,286,446
	$676,741,975	$4,251,346,268	$377	$4,928,088,620
Derivative Financial Instruments(a)
Assets
Equity Contracts	$259,509	$—	$—	$259,509

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
42

Schedule of Investments (unaudited)
January 31, 2025
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.3%
ANZ Group Holdings Ltd.	9,822,425	$185,482,449
APA Group	4,227,264	17,827,358
Aristocrat Leisure Ltd.	1,873,357	87,110,342
ASX Ltd.	638,670	25,041,905
BHP Group Ltd.	16,728,216	410,839,680
BlueScope Steel Ltd.	1,462,139	19,093,028
Brambles Ltd.	4,587,642	56,063,220
CAR Group Ltd.	1,244,582	31,014,231
Cochlear Ltd.	216,273	42,567,197
Coles Group Ltd.	4,404,525	53,091,976
Commonwealth Bank of Australia	5,517,651	544,493,899
Computershare Ltd.	1,746,217	37,959,345
CSL Ltd.	1,596,387	275,604,672
Endeavour Group Ltd./Australia	4,978,769	12,987,051
Fortescue Ltd.	5,578,423	65,330,970
Goodman Group	5,672,132	126,489,422
GPT Group (The)	6,317,540	17,934,519
Insurance Australia Group Ltd.	7,830,046	44,406,158
James Hardie Industries PLC(a)	1,426,864	47,958,415
Lottery Corp. Ltd. (The)	7,293,139	22,673,123
Macquarie Group Ltd.	1,193,752	176,594,759
Medibank Pvt Ltd.	9,002,459	22,197,491
Mineral Resources Ltd.	583,277	12,443,327
Mirvac Group	12,923,092	15,633,346
National Australia Bank Ltd.	10,134,839	249,739,152
Northern Star Resources Ltd.	3,794,514	40,160,075
Orica Ltd.	1,606,139	17,410,565
Origin Energy Ltd.	5,689,311	36,692,473
Pro Medicus Ltd.	187,851	32,148,037
Qantas Airways Ltd.(a)	2,863,622	16,594,294
QBE Insurance Group Ltd.	4,924,952	63,570,063
Ramsay Health Care Ltd.	601,030	12,485,575
REA Group Ltd.	174,078	26,699,771
Reece Ltd.	744,679	10,909,557
Rio Tinto Ltd.	1,224,368	88,180,116
Santos Ltd.	10,698,526	46,324,134
Scentre Group	17,152,858	38,818,126
SEEK Ltd.	1,176,780	16,545,228
SGH Ltd.	670,311	19,776,299
Sonic Healthcare Ltd.	1,503,333	26,410,166
South32 Ltd.	14,919,686	30,635,308
Stockland	7,863,342	24,911,098
Suncorp Group Ltd.	4,191,176	53,735,209
Telstra Group Ltd.	13,321,369	32,522,659
Transurban Group	10,232,263	84,283,915
Treasury Wine Estates Ltd.	2,656,502	17,623,204
Vicinity Ltd.	12,702,439	17,215,248
Washington H Soul Pattinson & Co. Ltd.	768,431	16,213,583
Wesfarmers Ltd.	3,742,839	176,304,077
Westpac Banking Corp.	11,335,527	235,198,938
WiseTech Global Ltd.	606,671	45,926,631
Woodside Energy Group Ltd.	6,262,594	95,446,833
Woolworths Group Ltd.	4,024,116	75,659,437
Xero Ltd.(a)	478,316	53,836,879
		4,052,814,533
Austria — 0.2%
Erste Group Bank AG	1,107,949	68,115,406
OMV AG	475,091	19,563,961
Verbund AG	224,292	17,241,632
		104,920,999
Security	Shares	Value
Belgium — 1.0%
Ageas SA	523,515	$26,968,120
Anheuser-Busch InBev SA	2,963,834	146,046,983
Argenx SE(a)	197,143	130,141,417
D'ieteren Group	69,326	11,628,541
Elia Group SA	95,578	6,449,706
Groupe Bruxelles Lambert NV	288,813	20,049,384
KBC Group NV	756,065	57,996,044
Lotus Bakeries NV	1,328	14,165,670
Sofina SA	49,540	12,347,679
Syensqo SA	243,382	19,176,967
UCB SA	417,010	81,130,656
Warehouses De Pauw CVA	589,699	12,666,738
		538,767,905
Denmark — 2.7%
AP Moller - Maersk A/S, Class A	9,682	14,011,256
AP Moller - Maersk A/S, Class B, NVS	14,625	21,599,337
Carlsberg A/S, Class B	318,582	33,368,629
Coloplast A/S, Class B	413,398	47,610,028
Danske Bank A/S	2,260,730	67,499,934
Demant A/S(a)	325,435	13,065,783
DSV A/S	673,915	134,253,426
Genmab A/S(a)	207,016	40,690,435
Novo Nordisk A/S, Class B	10,618,113	896,429,975
Novonesis (Novozymes) B, Class B	1,160,769	66,550,403
Orsted A/S(a)(b)	554,540	21,383,359
Pandora A/S	270,018	51,659,365
Rockwool A/S, Class B	29,574	10,472,601
Tryg A/S	1,127,205	22,835,534
Vestas Wind Systems A/S(a)	3,329,446	45,795,301
Zealand Pharma A/S(a)	210,478	21,388,004
		1,508,613,370
Finland — 1.0%
Elisa OYJ	464,972	20,037,322
Fortum OYJ	1,477,774	21,471,320
Kesko OYJ, Class B	881,484	16,908,122
Kone OYJ, Class B	1,121,377	58,043,522
Metso OYJ	2,151,753	21,357,698
Neste OYJ	1,393,525	17,657,748
Nokia OYJ	17,581,855	82,906,274
Nordea Bank Abp	10,401,858	123,720,244
Orion OYJ, Class B	353,810	19,211,011
Sampo OYJ, Class A	1,654,344	68,291,800
Stora Enso OYJ, Class R	1,917,395	21,235,645
UPM-Kymmene OYJ	1,761,237	51,938,692
Wartsila OYJ Abp	1,661,197	31,380,327
		554,159,725
France — 11.4%
Accor SA	642,802	33,046,261
Aeroports de Paris SA	113,304	12,911,204
Air Liquide SA	1,904,115	332,614,276
Airbus SE	1,956,740	338,460,100
Alstom SA(a)	1,132,339	22,412,256
Amundi SA(b)	201,358	14,174,755
ArcelorMittal SA	1,545,079	38,511,290
Arkema SA	196,324	15,646,979
AXA SA	5,805,704	220,251,882
BioMerieux	136,621	16,581,708
BNP Paribas SA	3,351,360	228,930,300
Bollore SE	2,321,918	13,717,892
Bouygues SA	641,869	20,402,690
Bureau Veritas SA	1,047,855	32,747,192
43
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Capgemini SE	511,745	$92,992,420
Carrefour SA	1,785,921	25,444,705
Cie de Saint-Gobain SA	1,496,120	140,296,257
Cie Generale des Etablissements Michelin SCA	2,240,210	77,907,793
Covivio SA/France	183,822	9,768,894
Credit Agricole SA	3,509,106	52,827,446
Danone SA	2,129,298	149,146,547
Dassault Aviation SA	65,844	14,857,879
Dassault Systemes SE	2,193,737	85,647,484
Edenred SE	820,223	28,297,876
Eiffage SA	237,597	21,226,176
Engie SA	6,016,706	99,323,074
EssilorLuxottica SA	978,863	268,657,417
Eurazeo SE	149,434	12,336,250
Eurofins Scientific SE	442,606	23,745,892
Euronext NV(b)	257,420	29,898,586
Gecina SA	150,859	14,727,683
Getlink SE	989,267	15,825,634
Hermes International SCA	104,416	293,686,614
Ipsen SA	123,410	15,233,912
Kering SA	245,430	64,250,695
Klepierre SA	704,501	20,973,915
La Francaise des Jeux SAEM(b)	344,329	13,083,722
Legrand SA	865,290	88,218,765
L'Oreal SA	791,734	293,758,795
LVMH Moet Hennessy Louis Vuitton SE	906,908	663,316,437
Orange SA	6,089,298	65,487,382
Pernod Ricard SA	667,888	76,278,991
Publicis Groupe SA	754,907	80,285,802
Renault SA	630,363	32,361,403
Rexel SA	737,455	19,523,302
Safran SA	1,195,919	296,463,857
Sanofi SA	3,765,151	409,204,287
Sartorius Stedim Biotech	95,470	22,013,363
Schneider Electric SE	1,802,906	457,261,396
SEB SA	82,763	7,874,072
Societe Generale SA	2,365,813	76,581,451
Sodexo SA	289,569	21,388,408
STMicroelectronics NV	2,253,314	50,341,173
Teleperformance SE	189,477	17,742,952
Thales SA	305,163	49,398,322
TotalEnergies SE	7,114,449	412,155,326
Unibail-Rodamco-Westfield, New	390,693	32,711,387
Veolia Environnement SA	2,319,775	66,192,180
Vinci SA	1,647,904	178,324,432
		6,327,449,139
Germany — 9.1%
adidas AG	534,322	140,879,276
Allianz SE, Registered	1,291,464	421,102,977
BASF SE	2,939,043	141,596,355
Bayer AG, Registered	3,236,268	72,416,773
Bayerische Motoren Werke AG	956,084	77,643,195
Bechtle AG	264,528	8,878,572
Beiersdorf AG	326,652	43,697,538
Brenntag SE	441,759	27,795,459
Carl Zeiss Meditec AG, Bearer	129,860	7,910,957
Commerzbank AG	3,125,598	60,352,328
Continental AG	360,452	25,618,449
Covestro AG, NVS(a)	622,582	38,299,901
CTS Eventim AG & Co. KGaA	204,071	19,899,239
Daimler Truck Holding AG	1,626,555	71,629,314
Delivery Hero SE, Class A(a)(b)	628,084	16,232,282
Security	Shares	Value
Germany (continued)
Deutsche Bank AG, Registered	6,247,542	$122,282,101
Deutsche Boerse AG	620,809	153,363,269
Deutsche Lufthansa AG, Registered	1,939,549	12,581,398
Deutsche Post AG, Registered	3,362,973	121,076,483
Deutsche Telekom AG, Registered	11,507,948	386,079,688
E.ON SE	7,395,826	87,602,177
Evonik Industries AG	838,227	15,740,116
Fresenius Medical Care AG & Co. KGaA	677,400	33,649,705
Fresenius SE & Co. KGaA(a)	1,391,533	53,247,727
GEA Group AG	510,703	26,953,428
Hannover Rueck SE	197,216	51,964,207
Heidelberg Materials AG	449,821	63,297,008
Henkel AG & Co. KGaA	340,422	26,296,679
Infineon Technologies AG	4,305,510	141,558,705
Knorr-Bremse AG	237,773	18,793,472
LEG Immobilien SE	242,286	19,966,312
Mercedes-Benz Group AG	2,466,056	150,035,186
Merck KGaA	425,743	64,266,955
MTU Aero Engines AG	177,623	60,678,326
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	440,996	239,034,051
Nemetschek SE	189,125	22,596,857
Puma SE	345,328	10,836,464
Rational AG	16,769	14,901,394
Rheinmetall AG	143,673	112,328,459
RWE AG	2,082,781	64,542,778
SAP SE	3,442,732	948,727,878
Scout24 SE(b)	249,637	24,275,174
Siemens AG, Registered	2,505,655	537,152,448
Siemens Energy AG(a)	2,108,338	125,440,396
Siemens Healthineers AG(b)	930,097	52,788,733
Symrise AG, Class A	437,947	44,843,161
Talanx AG(a)	211,180	17,937,794
Vonovia SE	2,439,554	74,633,759
Zalando SE(a)(b)	734,243	27,363,721
		5,100,788,624
Hong Kong — 1.9%
AIA Group Ltd.	36,042,000	253,380,445
BOC Hong Kong Holdings Ltd.	12,138,000	39,457,396
CK Asset Holdings Ltd.	6,287,684	26,272,611
CK Hutchison Holdings Ltd.	8,792,184	44,274,712
CK Infrastructure Holdings Ltd.	2,080,292	14,166,440
CLP Holdings Ltd.	5,421,000	45,073,347
Futu Holdings Ltd., ADR	187,805	18,151,353
Galaxy Entertainment Group Ltd.	7,213,000	31,387,863
Hang Seng Bank Ltd.	2,501,100	31,340,227
Henderson Land Development Co. Ltd.	4,738,764	13,142,836
HKT Trust & HKT Ltd., Class SS	12,404,440	15,251,034
Hong Kong & China Gas Co. Ltd.	36,924,513	28,350,244
Hong Kong Exchanges & Clearing Ltd.	3,979,400	155,752,346
Hongkong Land Holdings Ltd.	3,610,500	15,710,798
Jardine Matheson Holdings Ltd.	518,100	20,869,336
Link REIT	8,416,429	34,774,717
MTR Corp. Ltd.	5,029,500	15,767,119
Power Assets Holdings Ltd.	4,563,000	29,521,076
Sands China Ltd.(a)	7,940,800	19,089,775
Sino Land Co. Ltd.	12,732,000	12,210,359
SITC International Holdings Co. Ltd.	4,384,000	10,425,945
Sun Hung Kai Properties Ltd.	4,779,000	42,721,120
Swire Pacific Ltd., Class A	1,521,000	13,209,421
Techtronic Industries Co. Ltd.	4,527,033	60,884,453
WH Group Ltd.(b)	27,476,000	21,433,879
Schedule of Investments
44

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Wharf Holdings Ltd. (The)	3,503,168	$8,542,229
Wharf Real Estate Investment Co. Ltd.	5,458,912	13,584,113
		1,034,745,194
Ireland — 0.3%
AIB Group PLC	6,141,998	36,116,163
Bank of Ireland Group PLC	3,418,597	33,967,803
Kerry Group PLC, Class A	504,208	51,777,934
Kingspan Group PLC	511,140	35,458,641
		157,320,541
Israel — 1.0%
Azrieli Group Ltd.(c)	131,438	10,890,375
Bank Hapoalim BM	4,165,287	53,435,169
Bank Leumi Le-Israel BM	4,974,365	62,253,760
Check Point Software Technologies Ltd.(a)	303,104	66,082,734
CyberArk Software Ltd.(a)	142,131	52,727,758
Elbit Systems Ltd.	87,855	26,516,843
Global-e Online Ltd.(a)	322,997	19,344,290
ICL Group Ltd.	2,533,505	15,063,279
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	4,044,126	29,567,790
Mizrahi Tefahot Bank Ltd.	500,193	23,808,445
Monday.com Ltd.(a)	122,977	31,415,704
Nice Ltd.(a)	205,866	34,411,239
Teva Pharmaceutical Industries Ltd., ADR(a)	3,735,103	66,223,376
Wix.com Ltd.(a)	177,936	42,507,131
		534,247,896
Italy — 2.8%
Amplifon SpA	410,906	10,980,987
Banco BPM SpA	4,242,469	37,292,139
BPER Banca SpA	3,281,754	22,355,946
Davide Campari-Milano NV(c)	2,028,715	11,703,890
DiaSorin SpA	78,562	8,414,583
Enel SpA	26,782,910	190,364,578
Eni SpA	7,583,186	106,759,373
Ferrari NV	415,082	178,084,586
FinecoBank Banca Fineco SpA	2,015,957	38,273,247
Generali	3,105,589	98,333,816
Infrastrutture Wireless Italiane SpA(b)	1,113,469	11,576,342
Intesa Sanpaolo SpA	48,163,867	208,469,158
Leonardo SpA	1,334,992	41,707,185
Mediobanca Banca di Credito Finanziario SpA	1,762,334	28,809,391
Moncler SpA	770,110	48,750,164
Nexi SpA(a)(b)	1,694,885	8,607,205
Poste Italiane SpA(b)	1,507,547	22,877,934
Prysmian SpA	926,533	64,448,761
Recordati Industria Chimica e Farmaceutica SpA	346,136	21,032,651
Snam SpA	6,655,510	30,778,099
Stellantis NV	6,480,704	86,529,642
Telecom Italia SpA/Milano(a)(c)	33,026,389	9,065,308
Tenaris SA, NVS	1,342,105	25,364,718
Terna - Rete Elettrica Nazionale	4,645,815	38,322,947
UniCredit SpA	4,851,472	222,795,432
Unipol Gruppo SpA	1,301,308	17,633,648
		1,589,331,730
Japan — 22.3%
Advantest Corp.	2,525,900	139,649,889
Aeon Co. Ltd.	2,156,000	52,233,914
AGC Inc.	638,100	18,434,280
Aisin Corp.	1,746,800	19,759,109
Ajinomoto Co. Inc.	1,533,300	61,465,930
ANA Holdings Inc.	512,700	9,617,764
Security	Shares	Value
Japan (continued)
Asahi Group Holdings Ltd.	4,739,400	$51,334,032
Asahi Kasei Corp.	4,137,300	28,099,038
Asics Corp.	2,251,600	50,188,448
Astellas Pharma Inc.	5,968,450	57,858,277
Bandai Namco Holdings Inc.	1,958,200	48,571,247
Bridgestone Corp.	1,883,200	67,552,073
Brother Industries Ltd.	744,100	13,111,004
Canon Inc.	3,075,500	99,120,061
Capcom Co. Ltd.	1,133,000	25,868,861
Central Japan Railway Co.	2,547,700	47,251,646
Chiba Bank Ltd. (The)	1,882,100	16,029,178
Chubu Electric Power Co. Inc.	2,106,400	21,944,184
Chugai Pharmaceutical Co. Ltd.	2,212,500	95,391,961
Concordia Financial Group Ltd.	3,428,900	19,909,649
Dai Nippon Printing Co. Ltd.	1,377,400	20,357,128
Daifuku Co. Ltd.	1,063,400	21,825,598
Dai-ichi Life Holdings Inc.	2,980,452	81,381,783
Daiichi Sankyo Co. Ltd.	5,779,185	161,126,009
Daikin Industries Ltd.	870,200	102,214,705
Daito Trust Construction Co. Ltd.	195,500	20,948,331
Daiwa House Industry Co. Ltd.	1,956,800	61,646,529
Daiwa Securities Group Inc.	4,393,900	31,808,138
Denso Corp.	6,229,500	86,206,889
Dentsu Group Inc.	663,400	15,368,971
Disco Corp.	303,400	87,810,995
East Japan Railway Co.	2,992,000	53,267,562
Eisai Co. Ltd.	830,200	24,592,293
ENEOS Holdings Inc.	9,001,550	45,253,632
FANUC Corp.	3,121,900	93,007,102
Fast Retailing Co. Ltd.	628,800	207,099,756
Fuji Electric Co. Ltd.	442,600	21,087,646
FUJIFILM Holdings Corp.	3,687,800	81,246,278
Fujikura Ltd.	829,400	33,381,902
Fujitsu Ltd.	5,457,900	105,554,461
Hankyu Hanshin Holdings Inc.	754,700	19,203,035
Hikari Tsushin Inc.	58,400	13,340,210
Hitachi Construction Machinery Co. Ltd.	354,800	8,495,580
Hitachi Ltd.	15,292,800	384,467,380
Honda Motor Co. Ltd.	14,784,200	139,934,604
Hoshizaki Corp.	351,200	12,998,321
Hoya Corp.	1,147,000	154,025,866
Hulic Co. Ltd.	1,519,000	13,387,757
Idemitsu Kosan Co. Ltd.	2,980,215	19,890,436
Inpex Corp.	2,906,643	34,688,015
Isuzu Motors Ltd.	1,854,200	24,928,560
ITOCHU Corp.	3,918,900	180,442,032
Japan Airlines Co. Ltd.	448,000	7,350,649
Japan Exchange Group Inc.	3,268,600	34,536,650
Japan Post Bank Co. Ltd.	4,734,200	48,970,126
Japan Post Holdings Co. Ltd.	6,336,900	66,182,620
Japan Post Insurance Co. Ltd.	625,600	12,191,462
Japan Real Estate Investment Corp.	20,978	14,779,478
Japan Tobacco Inc.	3,953,000	100,705,917
JFE Holdings Inc.	1,882,875	21,774,392
Kajima Corp.	1,385,100	24,628,560
Kansai Electric Power Co. Inc. (The)	3,046,400	33,610,247
Kao Corp.	1,534,800	60,858,398
Kawasaki Kisen Kaisha Ltd.	1,314,000	16,628,297
KDDI Corp.	5,054,400	168,392,348
Keyence Corp.	641,492	276,296,203
Kikkoman Corp.	2,258,200	23,634,864
Kirin Holdings Co. Ltd.	2,562,200	32,421,766
45
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kobe Bussan Co. Ltd.	492,300	$11,187,289
Kokusai Electric Corp., NVS	465,200	7,183,747
Komatsu Ltd.	2,890,500	87,186,864
Konami Group Corp.	331,300	30,497,177
Kubota Corp.	3,099,500	38,878,044
Kyocera Corp.	4,229,100	43,897,178
Kyowa Kirin Co. Ltd.	871,700	12,989,813
Lasertec Corp.	264,100	27,467,310
LY Corp.	9,428,622	27,540,322
M3 Inc.	1,446,800	13,131,205
Makita Corp.	784,000	23,184,814
Marubeni Corp.	4,699,500	69,870,086
MatsukiyoCocokara & Co.	1,122,000	16,606,863
McDonald's Holdings Co. Japan Ltd.	272,900	10,290,418
MEIJI Holdings Co. Ltd.	758,008	15,263,284
Minebea Mitsumi Inc.	1,185,500	19,025,721
Mitsubishi Chemical Group Corp.	4,470,600	22,834,293
Mitsubishi Corp.	11,022,300	175,797,095
Mitsubishi Electric Corp.	6,262,800	102,653,331
Mitsubishi Estate Co. Ltd.	3,563,500	51,781,194
Mitsubishi HC Capital Inc.	2,901,800	19,297,207
Mitsubishi Heavy Industries Ltd.	10,553,800	154,457,437
Mitsubishi UFJ Financial Group Inc.	36,578,780	462,589,530
Mitsui & Co. Ltd.	8,323,900	164,746,510
Mitsui Chemicals Inc.	574,300	12,594,086
Mitsui Fudosan Co. Ltd.	8,795,400	79,385,427
Mitsui OSK Lines Ltd.	1,135,500	38,587,376
Mizuho Financial Group Inc.	7,946,616	218,816,493
MonotaRO Co. Ltd.	806,400	13,893,152
MS&AD Insurance Group Holdings Inc.	4,238,164	87,873,655
Murata Manufacturing Co. Ltd.	5,571,600	87,534,257
NEC Corp.	810,300	80,364,597
Nexon Co. Ltd.(c)	1,108,000	14,393,976
Nidec Corp.	2,735,800	47,251,462
Nintendo Co. Ltd.	3,426,900	224,820,557
Nippon Building Fund Inc.	25,212	20,075,966
Nippon Paint Holdings Co. Ltd.	3,069,000	19,338,680
Nippon Sanso Holdings Corp.	571,400	16,182,353
Nippon Steel Corp.	2,987,835	62,024,393
Nippon Telegraph & Telephone Corp.	98,432,600	96,902,025
Nippon Yusen KK	1,444,300	45,327,232
Nissan Motor Co. Ltd.	7,779,900	21,289,113
Nissin Foods Holdings Co. Ltd.	655,600	14,659,161
Nitori Holdings Co. Ltd.	264,300	30,950,736
Nitto Denko Corp.	2,350,300	41,692,410
Nomura Holdings Inc.	9,912,100	64,442,364
Nomura Research Institute Ltd.	1,245,671	42,087,759
NTT Data Group Corp.	2,069,355	40,159,134
Obayashi Corp.	2,130,200	28,608,848
Obic Co. Ltd.	1,066,000	31,836,365
Olympus Corp.	3,884,200	58,946,604
Omron Corp.	578,200	19,074,600
Ono Pharmaceutical Co. Ltd.	1,234,600	12,843,993
Oracle Corp./Japan	122,300	11,164,743
Oriental Land Co. Ltd./Japan	3,594,200	80,776,319
ORIX Corp.	3,805,300	80,378,679
Osaka Gas Co. Ltd.	1,210,400	23,797,339
Otsuka Corp.	728,400	16,421,568
Otsuka Holdings Co. Ltd.	1,471,700	76,848,021
Pan Pacific International Holdings Corp.	1,256,600	34,985,414
Panasonic Holdings Corp.	7,690,268	78,469,322
Rakuten Group Inc.(a)	4,953,600	31,104,426
Security	Shares	Value
Japan (continued)
Recruit Holdings Co. Ltd.	4,623,500	$322,684,086
Renesas Electronics Corp.	5,545,700	74,281,716
Resona Holdings Inc.	6,915,200	51,327,674
Ricoh Co. Ltd.	1,809,100	20,747,333
SBI Holdings Inc.	887,780	25,591,888
SCREEN Holdings Co. Ltd.	267,800	18,660,929
SCSK Corp.	504,600	11,172,384
Secom Co. Ltd.	1,383,400	46,552,974
Seiko Epson Corp.	948,200	17,135,185
Sekisui Chemical Co. Ltd.	1,249,200	20,702,467
Sekisui House Ltd.	1,965,600	45,175,329
Seven & i Holdings Co. Ltd.	7,298,940	116,518,485
SG Holdings Co. Ltd.	1,029,500	9,702,444
Shimadzu Corp.	781,200	22,661,800
Shimano Inc.	251,500	35,291,917
Shin-Etsu Chemical Co. Ltd.	5,934,600	183,985,723
Shionogi & Co. Ltd.	2,491,400	36,633,807
Shiseido Co. Ltd.	1,319,200	22,153,852
Shizuoka Financial Group Inc., NVS	1,508,800	13,462,172
SMC Corp.	188,700	71,401,483
SoftBank Corp.	94,312,900	121,311,153
SoftBank Group Corp.	3,151,300	192,644,214
Sompo Holdings Inc.	2,939,850	81,980,808
Sony Group Corp.	20,583,000	454,253,283
Subaru Corp.	1,989,100	34,648,927
Sumitomo Corp.	3,594,800	77,936,114
Sumitomo Electric Industries Ltd.	2,353,700	43,972,108
Sumitomo Metal Mining Co. Ltd.	806,900	18,426,431
Sumitomo Mitsui Financial Group Inc.	12,291,900	302,910,480
Sumitomo Mitsui Trust Group Inc.	2,143,120	53,889,413
Sumitomo Realty & Development Co. Ltd.	1,020,200	35,251,383
Suntory Beverage & Food Ltd.	458,600	14,245,183
Suzuki Motor Corp.	5,183,500	62,026,753
Sysmex Corp.	1,660,400	31,739,145
T&D Holdings Inc.	1,591,900	30,285,620
Taisei Corp.	560,900	23,531,172
Takeda Pharmaceutical Co. Ltd.	5,240,910	140,980,550
TDK Corp.	6,403,300	77,398,615
Terumo Corp.	4,419,400	82,969,400
TIS Inc.	697,800	15,429,255
Toho Co. Ltd./Tokyo	366,100	16,499,008
Tokio Marine Holdings Inc.	6,190,200	204,173,497
Tokyo Electric Power Co. Holdings Inc.(a)	5,003,500	13,112,836
Tokyo Electron Ltd.	1,477,200	249,179,803
Tokyo Gas Co. Ltd.	1,122,500	31,754,167
Tokyu Corp.	1,751,100	19,984,100
Toppan Holdings Inc.	775,300	21,760,330
Toray Industries Inc.	4,546,100	31,545,264
TOTO Ltd.	467,000	11,414,996
Toyota Industries Corp.	537,200	44,822,362
Toyota Motor Corp.	33,848,520	642,089,816
Toyota Tsusho Corp.	2,099,200	35,454,715
Trend Micro Inc./Japan(a)	432,700	25,633,252
Unicharm Corp.	3,685,000	28,779,154
West Japan Railway Co.	1,435,200	26,401,151
Yakult Honsha Co. Ltd.	831,600	15,188,077
Yamaha Motor Co. Ltd.	3,045,400	25,476,630
Yaskawa Electric Corp.	784,100	22,764,987
Yokogawa Electric Corp.	748,500	16,430,405
Zensho Holdings Co. Ltd.	309,500	17,074,434
ZOZO Inc.	441,000	14,465,880
		12,437,277,882
Schedule of Investments
46

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands — 4.6%
ABN AMRO Bank NV, CVA(b)	1,535,097	$25,748,364
Adyen NV(a)(b)	71,616	115,596,610
Aegon Ltd.	4,445,942	29,025,307
AerCap Holdings NV	639,033	61,091,555
Akzo Nobel NV	562,064	31,924,125
ASM International NV	154,885	89,861,715
ASML Holding NV	1,317,396	974,560,931
ASR Nederland NV	522,082	25,726,639
BE Semiconductor Industries NV	253,939	32,385,192
Coca-Cola Europacific Partners PLC	683,012	53,650,593
CVC Capital Partners PLC(a)(b)	701,077	16,599,913
DSM-Firmenich AG	612,583	62,538,190
EXOR NV, NVS	327,569	31,036,610
Heineken Holding NV	426,951	25,742,943
Heineken NV	948,724	65,915,117
IMCD NV	187,721	29,397,172
ING Groep NV	10,895,515	181,093,126
InPost SA(a)	741,806	12,135,597
JDE Peet's NV	401,330	7,009,634
Koninklijke Ahold Delhaize NV	3,063,973	108,579,838
Koninklijke KPN NV	12,805,753	46,337,898
Koninklijke Philips NV(a)	2,632,573	72,559,658
NN Group NV	891,877	40,933,805
Prosus NV	4,510,192	172,278,187
QIAGEN NV	710,478	31,550,336
Randstad NV	357,454	15,431,296
Universal Music Group NV	2,711,653	75,634,045
Wolters Kluwer NV	786,637	142,902,058
		2,577,246,454
New Zealand — 0.2%
Auckland International Airport Ltd.	5,544,330	27,024,487
Fisher & Paykel Healthcare Corp. Ltd.	1,933,945	40,916,715
Infratil Ltd.	3,033,982	19,187,273
Mercury NZ Ltd.	2,286,332	8,128,616
Meridian Energy Ltd.	4,243,253	14,123,606
		109,380,697
Norway — 0.6%
Aker BP ASA	1,015,818	21,202,597
DNB Bank ASA	2,949,980	62,659,582
Equinor ASA	2,759,962	66,470,296
Gjensidige Forsikring ASA	628,533	12,894,181
Kongsberg Gruppen ASA	290,749	34,512,781
Mowi ASA	1,521,168	30,547,809
Norsk Hydro ASA	4,632,419	27,321,796
Orkla ASA	2,339,513	21,724,796
Salmar ASA	226,902	12,017,966
Telenor ASA	2,208,599	27,005,760
Yara International ASA	541,627	16,221,965
		332,579,529
Portugal — 0.1%
EDP Renovaveis SA	1,011,860	9,466,908
EDP SA	10,336,829	32,500,786
Galp Energia SGPS SA	1,554,090	26,009,504
Jeronimo Martins SGPS SA	926,204	18,304,085
		86,281,283
Singapore — 1.7%
CapitaLand Ascendas REIT	12,323,700	23,363,849
CapitaLand Integrated Commercial Trust	18,802,022	26,839,298
CapitaLand Investment Ltd./Singapore	8,393,400	15,110,424
DBS Group Holdings Ltd.	6,571,760	215,106,340
Genting Singapore Ltd.	19,496,000	10,795,562
Security	Shares	Value
Singapore (continued)
Grab Holdings Ltd., Class A(a)	6,957,070	$31,863,381
Keppel Ltd.(c)	4,781,600	23,753,504
Oversea-Chinese Banking Corp. Ltd.	11,163,998	142,394,289
Sea Ltd., ADR(a)	1,220,920	148,695,847
Sembcorp Industries Ltd.	2,959,200	12,104,537
Singapore Airlines Ltd.(c)	4,904,200	22,877,570
Singapore Exchange Ltd.	2,654,800	23,886,476
Singapore Technologies Engineering Ltd.	5,169,300	18,347,032
Singapore Telecommunications Ltd.	24,480,685	59,815,176
United Overseas Bank Ltd.	4,165,300	114,502,601
Wilmar International Ltd.	6,282,900	14,363,098
Yangzijiang Shipbuilding Holdings Ltd.	8,518,600	19,077,220
		922,896,204
Spain — 2.8%
Acciona SA	79,273	8,931,565
ACS Actividades de Construccion y Servicios SA	581,449	29,604,010
Aena SME SA(b)	247,061	53,207,096
Amadeus IT Group SA	1,485,257	108,687,467
Banco Bilbao Vizcaya Argentaria SA	19,001,057	216,326,206
Banco de Sabadell SA	17,772,623	41,893,162
Banco Santander SA	51,083,289	261,776,499
CaixaBank SA	13,183,569	79,804,872
Cellnex Telecom SA(b)	1,745,420	58,459,703
Endesa SA	1,046,249	23,162,194
Ferrovial SE	1,569,537	66,993,014
Grifols SA(a)	950,906	8,135,603
Iberdrola SA	19,940,187	281,785,970
Iberdrola SA, NVS	343,796	4,858,374
Industria de Diseno Textil SA	3,596,365	195,212,951
Redeia Corp. SA	1,347,914	22,673,418
Repsol SA	3,877,037	45,058,499
Telefonica SA	13,097,577	53,363,399
		1,559,934,002
Sweden — 3.7%
AddTech AB, Class B	856,137	24,989,063
Alfa Laval AB	955,167	42,578,106
Assa Abloy AB, Class B	3,305,850	101,279,033
Atlas Copco AB, Class A	8,859,386	148,002,743
Atlas Copco AB, Class B	5,149,051	76,548,877
Beijer Ref AB, Class B	1,243,089	18,446,016
Boliden AB	902,066	27,093,812
Epiroc AB, Class A	2,170,855	41,368,690
Epiroc AB, Class B	1,286,139	21,471,318
EQT AB	1,233,357	40,269,770
Essity AB, Class B	2,010,567	50,919,148
Evolution AB(b)	558,891	42,877,898
Fastighets AB Balder, Class B(a)	2,167,955	15,426,486
Getinge AB, Class B	753,403	14,794,579
H & M Hennes & Mauritz AB, Class B	1,876,047	24,994,204
Hexagon AB, Class B	6,839,270	79,183,201
Holmen AB, Class B	247,676	9,384,601
Industrivarden AB, Class A	413,816	14,692,831
Industrivarden AB, Class C	526,991	18,621,281
Indutrade AB	900,055	24,777,783
Investment AB Latour, Class B	476,460	12,457,361
Investor AB, Class B	5,708,804	162,565,125
L E Lundbergforetagen AB, Class B	245,032	11,793,218
Lifco AB, Class B	752,641	24,680,527
Nibe Industrier AB, Class B	4,998,132	20,024,858
Saab AB, Class B	1,060,392	22,922,095
Sagax AB, Class B	718,369	15,810,084
47
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Sandvik AB	3,512,319	$72,469,672
Securitas AB, Class B	1,608,711	20,467,690
Skandinaviska Enskilda Banken AB, Class A	5,231,785	74,156,624
Skanska AB, Class B	1,112,395	23,832,873
SKF AB, Class B	1,124,143	22,705,189
Spotify Technology SA(a)	505,237	277,147,756
Svenska Cellulosa AB SCA, Class B	1,998,671	27,526,350
Svenska Handelsbanken AB, Class A	4,810,714	53,224,168
Swedbank AB, Class A	2,799,094	60,945,913
Swedish Orphan Biovitrum AB(a)	645,536	19,550,406
Tele2 AB, Class B	1,802,191	20,049,086
Telefonaktiebolaget LM Ericsson, Class B	9,161,332	68,983,693
Telia Co. AB	7,627,596	22,447,055
Trelleborg AB, Class B	703,667	26,494,625
Volvo AB, Class A	659,967	18,205,523
Volvo AB, Class B	5,239,207	144,357,986
		2,060,537,317
Switzerland — 9.8%
ABB Ltd., Registered	5,214,144	283,922,561
Adecco Group AG, Registered	552,216	13,145,880
Alcon AG	1,646,063	150,209,561
Avolta AG, Registered	318,823	14,410,999
Bachem Holding AG	111,054	7,070,534
Baloise Holding AG, Registered	148,348	27,069,184
Banque Cantonale Vaudoise, Registered	96,034	9,691,284
Barry Callebaut AG, Registered	11,696	12,857,103
BKW AG	68,381	11,666,415
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	3,251	37,344,518
Chocoladefabriken Lindt & Spruengli AG, Registered	354	40,066,664
Cie Financiere Richemont SA, Class A, Registered	1,772,362	342,630,414
Clariant AG, Registered	698,709	7,864,699
EMS-Chemie Holding AG, Registered	23,036	16,307,077
Galderma Group AG(a)	274,497	33,364,609
Geberit AG, Registered	110,215	61,474,440
Givaudan SA, Registered	30,418	133,161,203
Helvetia Holding AG, Registered	119,676	20,882,886
Holcim AG	1,718,392	172,224,012
Julius Baer Group Ltd.	678,524	47,676,023
Kuehne + Nagel International AG, Registered	159,091	36,150,696
Logitech International SA, Registered	501,548	49,648,815
Lonza Group AG, Registered	238,124	150,992,551
Nestle SA, Registered	8,637,915	733,709,887
Novartis AG, Registered	6,498,011	680,190,737
Partners Group Holding AG	74,833	113,682,498
Roche Holding AG, Bearer	105,181	34,978,543
Roche Holding AG, NVS	2,316,289	728,175,716
Sandoz Group AG	1,344,726	64,381,926
Schindler Holding AG, Participation Certificates, NVS	133,964	38,709,955
Schindler Holding AG, Registered	77,149	21,697,187
SGS SA	506,834	49,233,065
SIG Group AG	1,002,694	21,867,226
Sika AG, Registered	502,201	127,540,905
Sonova Holding AG, Registered	167,097	58,297,342
Straumann Holding AG	367,652	52,138,807
Swatch Group AG (The), Bearer	95,010	17,601,624
Swiss Life Holding AG, Registered	94,722	77,334,833
Swiss Prime Site AG, Registered	253,844	28,979,239
Swiss Re AG	994,423	151,815,873
Swisscom AG, Registered	84,673	47,648,804
Security	Shares	Value
Switzerland (continued)
Temenos AG, Registered	185,591	$15,782,040
UBS Group AG, Registered	10,843,495	382,336,538
VAT Group AG(b)	88,685	34,069,201
Zurich Insurance Group AG	482,522	292,391,214
		5,452,395,288
United Kingdom — 14.8%
3i Group PLC	3,210,501	154,243,094
Admiral Group PLC	852,925	28,496,639
Anglo American PLC	4,191,181	122,722,749
Antofagasta PLC	1,299,063	27,545,867
Ashtead Group PLC	1,440,571	93,884,747
Associated British Foods PLC	1,103,986	25,904,533
AstraZeneca PLC	5,111,188	717,485,874
Auto Trader Group PLC(b)	2,929,085	28,528,861
Aviva PLC	8,826,133	55,944,860
BAE Systems PLC	9,951,826	150,434,035
Barclays PLC	47,931,915	175,670,183
Barratt Redrow PLC	4,514,941	25,291,399
Berkeley Group Holdings PLC	328,273	15,706,163
BP PLC	53,351,364	276,002,188
British American Tobacco PLC	6,568,482	260,610,664
BT Group PLC	21,308,581	37,346,510
Bunzl PLC	1,115,764	47,494,348
Centrica PLC	16,980,457	29,843,245
Coca-Cola HBC AG, Class DI	719,887	24,990,412
Compass Group PLC	5,594,471	192,753,959
Croda International PLC	440,944	18,162,098
DCC PLC	319,509	22,030,810
Diageo PLC	7,335,930	218,540,389
Endeavour Mining PLC	601,967	12,246,628
Entain PLC	2,085,579	18,108,883
Experian PLC	3,030,965	149,304,192
Glencore PLC	34,190,994	147,720,337
GSK PLC	13,665,998	238,055,905
Haleon PLC	28,348,731	132,139,420
Halma PLC	1,251,658	46,888,704
Hargreaves Lansdown PLC	1,149,922	15,671,019
Hikma Pharmaceuticals PLC	543,172	15,436,131
HSBC Holdings PLC	60,019,945	626,855,335
Imperial Brands PLC	2,645,793	89,236,364
Informa PLC	4,436,692	47,341,306
InterContinental Hotels Group PLC	524,363	69,919,250
Intertek Group PLC	526,787	33,223,693
J Sainsbury PLC	5,808,192	18,242,055
JD Sports Fashion PLC	8,377,276	9,193,215
Kingfisher PLC	6,157,044	18,705,255
Land Securities Group PLC	2,309,761	16,657,783
Legal & General Group PLC	19,589,450	58,496,751
Lloyds Banking Group PLC	202,284,164	155,529,040
London Stock Exchange Group PLC	1,576,411	234,582,504
M&G PLC	7,379,270	19,010,008
Marks & Spencer Group PLC	6,766,780	28,032,077
Melrose Industries PLC	4,350,460	32,833,376
Mondi PLC, NVS	1,444,238	22,480,589
National Grid PLC	16,114,355	195,487,222
NatWest Group PLC, NVS	23,282,416	124,133,712
Next PLC	394,744	48,517,830
NMC Health PLC, NVS(a)(d)	473,933	6
Pearson PLC	1,974,428	32,757,278
Persimmon PLC	1,043,481	16,294,365
Phoenix Group Holdings PLC	2,428,106	15,649,143
Prudential PLC	8,974,992	74,689,266
Schedule of Investments
48

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Reckitt Benckiser Group PLC	2,279,025	$150,709,049
RELX PLC	6,135,540	304,668,975
Rentokil Initial PLC	8,240,148	40,356,503
Rio Tinto PLC	3,717,095	223,850,481
Rolls-Royce Holdings PLC(a)	28,039,915	209,069,648
Sage Group PLC (The)	3,279,010	54,495,432
Schroders PLC	2,630,920	11,489,235
Segro PLC	4,232,283	37,420,029
Severn Trent PLC	881,848	27,541,266
Shell PLC	20,454,203	671,608,209
Smith & Nephew PLC	2,883,892	36,570,995
Smiths Group PLC	1,143,641	29,128,743
Spirax Group PLC	238,146	23,677,183
SSE PLC	3,640,471	73,339,162
Standard Chartered PLC	6,930,385	93,210,304
Taylor Wimpey PLC	11,594,267	17,171,071
Tesco PLC	22,590,688	103,971,135
Unilever PLC	8,184,552	468,786,735
United Utilities Group PLC	2,233,864	28,225,142
Vodafone Group PLC	73,162,550	62,330,457
Whitbread PLC	590,903	20,496,402
Wise PLC, Class A(a)(c)	2,194,316	30,232,202
WPP PLC	3,520,432	33,465,739
		8,264,886,366
Total Common Stocks — 99.3% (Cost: $44,312,789,499)		55,306,574,678
Preferred Stocks
Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	184,299	14,003,577
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	375,103	23,882,524
Henkel AG & Co. KGaA, Preference Shares, NVS	558,237	48,773,087
Porsche Automobil Holding SE, Preference Shares, NVS	501,262	19,810,287
Sartorius AG, Preference Shares, NVS	86,329	24,912,093
Volkswagen AG, Preference Shares, NVS	675,863	68,914,981
		200,296,549
Total Preferred Stocks — 0.3% (Cost: $290,878,606)		200,296,549
Security	Shares	Value
Rights
Spain — 0.0%
ACS Actividades de Construccion, (Expires 02/19/25, Strike Price EUR 0.454)(a)	581,449	$287,121
Total Rights — 0.0% (Cost: $274,550)		287,121
Total Long-Term Investments — 99.6% (Cost: $44,603,942,655)		55,507,158,348
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(e)(f)(g)	40,411,968	40,432,174
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(e)(f)	68,970,000	68,970,000
Total Short-Term Securities — 0.2% (Cost: $109,402,174)		109,402,174
Total Investments — 99.8% (Cost: $44,713,344,829)		55,616,560,522
Other Assets Less Liabilities — 0.2%		92,838,049
Net Assets — 100.0%		$55,709,398,571

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
49
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$145,671,245	$—	$(105,231,402)(a)	$63,144	$(70,813)	$40,432,174	40,411,968	$394,353 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	68,020,000	950,000 (a)	—	—	—	68,970,000	68,970,000	1,720,013	—
				$63,144	$(70,813)	$109,402,174		$2,114,366	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	260	03/13/25	$46,510	$547,813
SPI 200 Index	133	03/20/25	17,585	501,582
STOXX Europe 600 Index	4,948	03/21/25	137,969	4,568,855
				$5,618,250
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$5,618,250	$—	$—	$—	$5,618,250

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,205,001	$—	$—	$—	$1,205,001
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$3,912,188	$—	$—	$—	$3,912,188
Schedule of Investments
50

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$285,634,462
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,600,644,568	$53,705,930,104	$6	$55,306,574,678
Preferred Stocks	48,773,087	151,523,462	—	200,296,549
Rights	287,121	—	—	287,121
Short-Term Securities
Money Market Funds	109,402,174	—	—	109,402,174
	$1,759,106,950	$53,857,453,566	$6	$55,616,560,522
Derivative Financial Instruments(a)
Assets
Equity Contracts	$501,582	$5,116,668	$—	$5,618,250

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
51
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
January 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 9.9%
Abacus Group	1,385,388	$986,022
Abacus Storage King	1,840,351	1,324,818
Accent Group Ltd.	1,253,562	1,698,584
AET&D Holdings No. 1 Pty Ltd.(a)	169,200	1
AGL Energy Ltd.	1,901,451	13,525,557
Alpha HPA Ltd., NVS(b)	2,839,300	1,690,168
ALS Ltd.	1,522,314	15,347,560
Amotiv Ltd.	431,733	2,873,521
AMP Ltd.	7,936,558	8,744,566
Ampol Ltd.	751,057	13,476,889
Ansell Ltd.	460,400	10,010,033
ARB Corp. Ltd.	248,967	6,034,217
Arena REIT	1,276,284	3,055,209
Atlas Arteria Ltd.	3,432,640	10,718,266
AUB Group Ltd.	349,965	6,897,914
Audinate Group Ltd.(b)(c)	241,272	1,115,378
Aurizon Holdings Ltd.	5,774,546	11,686,644
Aussie Broadband Ltd.	746,625	1,818,230
Austal Ltd.(b)	1,037,582	2,457,624
Bank of Queensland Ltd.	2,099,104	9,042,264
Bapcor Ltd.	1,063,647	3,271,554
Beach Energy Ltd.	4,705,837	4,411,888
Bega Cheese Ltd.	871,044	3,116,111
Bellevue Gold Ltd.(b)(c)	4,089,711	3,115,333
Bendigo & Adelaide Bank Ltd.	1,794,966	15,063,039
Boss Energy Ltd. (b)(c)	1,310,586	2,638,415
Breville Group Ltd.	313,756	7,390,821
Brickworks Ltd.	242,043	3,897,489
BWP Trust	1,853,652	3,890,212
Capricorn Metals Ltd.(b)	1,006,554	4,742,548
Centuria Capital Group	2,079,141	2,284,946
Centuria Industrial REIT	1,690,882	3,064,348
Centuria Office REIT	1,235,706	894,322
Challenger Ltd.	1,629,116	6,327,553
Champion Iron Ltd.	1,232,055	4,186,163
Charter Hall Group	1,485,958	14,287,520
Charter Hall Long Wale REIT	2,040,802	4,887,207
Charter Hall Retail REIT	1,718,858	3,451,864
Charter Hall Social Infrastructure REIT	1,076,999	1,718,165
Clarity Pharmaceuticals Ltd.(b)	715,181	1,618,306
Cleanaway Waste Management Ltd.	6,981,138	11,953,648
Clinuvel Pharmaceuticals Ltd.(c)	138,101	1,035,238
Codan Ltd./Australia	347,001	3,428,662
Collins Foods Ltd.	354,013	1,645,442
Coronado Global Resources Inc.(d)	2,666,886	1,076,296
Corporate Travel Management Ltd.	394,575	3,737,571
Credit Corp. Group Ltd.	214,282	2,044,340
Cromwell Property Group	4,603,651	1,109,231
Data#3 Ltd.	465,502	1,997,503
De Grey Mining Ltd.(b)	6,345,561	7,776,859
Deep Yellow Ltd.(b)	2,944,412	2,417,938
Deterra Royalties Ltd.	1,347,441	3,369,632
Dexus	3,407,838	15,199,962
Dexus Industria REIT	860,435	1,451,382
Dicker Data Ltd.	253,932	1,351,379
Domain Holdings Australia Ltd.	795,709	1,342,368
Domino's Pizza Enterprises Ltd.	219,888	4,067,672
Downer EDI Ltd.	2,110,167	7,426,807
DroneShield Ltd.(b)(c)	2,653,551	1,096,793
Eagers Automotive Ltd.	492,370	3,913,781
Security	Shares	Value
Australia (continued)
Elders Ltd.	603,820	$2,660,148
Emerald Resources NL(b)	1,688,054	4,444,716
Evolution Mining Ltd.	6,286,399	21,845,806
EVT Ltd.	293,304	2,126,383
Firefinch Ltd., NVS(a)	4,681,624	261,951
FleetPartners Group Ltd., NVS(b)	708,992	1,232,207
Flight Centre Travel Group Ltd.	596,159	6,571,646
G8 Education Ltd.	2,332,272	2,015,463
Genesis Minerals Ltd.(b)	3,209,016	6,226,059
Gold Road Resources Ltd.	3,394,645	5,144,432
GrainCorp Ltd., Class A	677,327	3,149,543
Growthpoint Properties Australia Ltd.	863,774	1,285,924
Guzman y Gomez Ltd.(b)(c)	49,833	1,221,423
Hansen Technologies Ltd.	577,597	1,952,291
Harvey Norman Holdings Ltd.	1,525,031	4,881,086
Healius Ltd.(b)(c)	2,098,955	1,854,797
HealthCo REIT	1,432,522	891,827
Helia Group Ltd.	861,454	2,573,206
HMC Capital Ltd.	765,210	4,443,549
HomeCo Daily Needs REIT	5,638,754	4,123,898
HUB24 Ltd.	254,318	12,590,555
IDP Education Ltd.(c)	827,780	6,782,147
IGO Ltd.	2,130,069	6,405,040
Iluka Resources Ltd.	1,364,509	3,686,084
Imdex Ltd.(c)	1,626,022	2,638,125
Incitec Pivot Ltd.	5,942,722	10,977,620
Ingenia Communities Group	1,232,067	4,341,961
Inghams Group Ltd.	1,155,432	2,299,419
Insignia Financial Ltd.	1,689,664	4,592,351
IPH Ltd.	799,405	2,468,165
IRESS Ltd.(b)	598,754	3,466,143
JB Hi-Fi Ltd.	343,218	21,413,831
Johns Lyng Group Ltd.	718,205	1,644,730
Judo Capital Holdings Ltd.(b)	2,497,358	3,090,539
Jumbo Interactive Ltd.	176,321	1,434,053
Karoon Energy Ltd.	2,514,654	2,431,585
Kelsian Group Ltd.	563,161	1,321,022
Lendlease Corp. Ltd.	2,058,480	8,200,422
Leo Lithium Ltd.(a)	4,370,759	633,403
Lifestyle Communities Ltd.(c)	341,775	2,064,452
Liontown Resources Ltd.(b)(c)	4,599,195	1,888,609
Lovisa Holdings Ltd.	193,957	3,459,789
Lynas Rare Earths Ltd.(b)	2,636,825	10,220,414
MA Financial Group Ltd.(c)	331,918	1,361,508
Maas Group Holdings Ltd.	423,211	1,190,534
MAC Copper Ltd.(b)(c)	208,481	2,207,332
Mader Group Ltd.(c)	207,311	799,088
Magellan Financial Group Ltd.	563,190	3,628,196
McMillan Shakespeare Ltd.	172,988	1,645,733
Megaport Ltd.(b)(c)	508,161	2,651,033
Mesoblast Ltd.(b)(c)	2,908,488	5,656,919
Metcash Ltd.	3,289,724	6,427,016
Monadelphous Group Ltd.	293,420	2,846,621
Myer Holdings Ltd.	2,198,282	1,240,374
Nanosonics Ltd.(b)(c)	797,857	1,693,397
National Storage REIT	4,060,660	5,612,414
Netwealth Group Ltd.	382,884	7,401,390
Neuren Pharmaceuticals Ltd., NVS(b)(c)	372,152	3,301,028
New Hope Corp. Ltd.	1,578,572	4,706,324
NEXTDC Ltd.(b)	2,007,965	18,260,378
nib holdings Ltd.	1,527,809	5,437,692
Nick Scali Ltd.(c)	238,131	2,380,132
Schedule of Investments
52

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Australia (continued)
Nickel Industries Ltd.	5,443,848	$2,538,252
Nine Entertainment Co. Holdings Ltd.	4,227,244	3,527,910
NRW Holdings Ltd.	1,386,044	2,918,723
Nufarm Ltd./Australia	1,095,921	2,453,281
Nuix Ltd.(b)	665,451	1,837,236
Objective Corp. Ltd.	89,738	919,047
oOh!media Ltd.	1,725,362	1,243,576
Ora Banda Mining Ltd.(b)	3,261,562	1,666,705
Orora Ltd.	4,213,182	6,132,007
Paladin Energy Ltd.(b)(c)	1,244,498	6,756,491
Pepper Money Ltd./Australia(c)	601,125	534,419
Perenti Ltd.	2,531,045	2,190,135
Perpetual Ltd.	322,862	4,264,547
Perseus Mining Ltd.	4,341,259	7,575,124
PEXA Group Ltd.(b)	423,527	3,425,220
Pilbara Minerals Ltd.(b)(c)	9,631,223	13,508,327
Pinnacle Investment Management Group Ltd.	448,648	7,034,330
PolyNovo Ltd.(b)	1,988,107	2,526,896
Premier Investments Ltd.	305,317	4,472,197
PWR Holdings Ltd.(c)	264,465	1,344,938
Qube Holdings Ltd.	5,299,463	13,600,106
Ramelius Resources Ltd.	3,584,075	5,400,963
Redox Ltd./Australia, NVS	582,958	1,531,090
Region RE Ltd.	3,614,779	4,854,527
Regis Healthcare Ltd.	482,322	1,948,329
Regis Resources Ltd.(b)	2,366,578	4,409,923
Reliance Worldwide Corp. Ltd.	2,433,222	8,101,751
Resolute Mining Ltd.(b)	6,837,640	1,728,015
Rural Funds Group(c)	1,271,874	1,276,243
Sandfire Resources Ltd.(b)	1,428,067	8,660,885
SG Fleet Group Ltd.(c)	490,423	1,048,842
Sigma Healthcare Ltd.	4,607,416	8,144,237
Silex Systems Ltd.(b)(c)	602,384	2,283,933
Sims Ltd.	526,785	4,277,858
SiteMinder Ltd.(b)	798,298	2,937,435
SmartGroup Corp. Ltd.	402,665	1,985,678
Spartan Resources Ltd/Australia(b)	2,862,237	2,365,602
Stanmore Resources Ltd.	1,136,553	1,832,385
Star Entertainment Group Ltd. (The)(b)(c)	7,749,308	567,217
Steadfast Group Ltd.	3,317,820	11,919,037
Super Retail Group Ltd.	503,018	4,846,117
Tabcorp Holdings Ltd.	6,924,536	2,891,533
Technology One Ltd.	920,371	17,499,223
Telix Pharmaceuticals Ltd.(b)	791,853	14,223,823
Temple & Webster Group Ltd.(b)	284,964	2,522,507
Vault Minerals Ltd.(b)	20,596,634	4,880,662
Ventia Services Group Pty. Ltd.	2,544,114	5,980,679
Viva Energy Group Ltd.(d)	3,488,110	5,557,680
Vulcan Steel Ltd.(c)	212,406	949,206
WA1 Resources Ltd., NVS(b)(c)	132,288	1,104,092
Waypoint REIT Ltd.	2,073,095	3,107,156
WEB Travel Group Ltd.(b)(c)	1,157,349	3,626,148
West African Resources Ltd.(b)	3,428,237	3,470,602
Westgold Resources Ltd.	2,805,224	4,419,104
Whitehaven Coal Ltd.	2,622,568	9,854,974
Worley Ltd.	1,499,777	13,326,456
Yancoal Australia Ltd., NVS	1,259,634	5,021,167
Zip Co. Ltd.(b)	3,883,746	5,766,276
		844,398,518
Austria — 1.1%
ams-OSRAM AG(b)(c)	317,764	2,358,446
ANDRITZ AG	212,267	12,018,710
Security	Shares	Value
Austria (continued)
AT&S Austria Technologie & Systemtechnik AG(b)(c)	79,193	$1,083,622
BAWAG Group AG(d)	246,711	22,302,042
CA Immobilien Anlagen AG(c)	116,994	2,895,879
DO & CO AG(b)	24,532	4,916,844
EVN AG	114,545	2,761,454
Immofinanz AG(b)(c)	110,978	1,938,766
Lenzing AG(b)(c)	59,961	1,555,089
Oesterreichische Post AG	106,095	3,204,963
Palfinger AG(c)	48,435	1,145,620
Porr AG	69,685	1,469,857
Raiffeisen Bank International AG	410,881	9,293,022
Schoeller-Bleckmann Oilfield Equipment AG(c)	32,419	1,156,419
UNIQA Insurance Group AG	396,866	3,356,907
Vienna Insurance Group AG Wiener Versicherung Gruppe	120,392	4,040,344
voestalpine AG	337,955	7,068,297
Wienerberger AG	352,475	10,289,455
		92,855,736
Belgium — 1.3%
Ackermans & van Haaren NV	67,951	13,187,014
Aedifica SA	151,359	9,118,841
Azelis Group NV	498,175	10,205,549
Barco NV	206,727	2,052,191
Bekaert SA	111,982	3,909,273
bpost SA	309,817	596,801
Cofinimmo SA	122,042	6,880,552
Colruyt Group NV	120,184	4,426,102
Deme Group NV	23,770	3,335,888
Fagron	211,612	4,197,344
Galapagos NV(b)(c)	144,150	3,313,636
KBC Ancora	121,596	6,538,597
Kinepolis Group NV(c)	42,877	1,714,728
Melexis NV	63,557	3,830,632
Montea NV	59,034	4,080,330
Ontex Group NV(b)	213,972	1,815,752
Proximus SADP	433,317	2,400,587
Recticel SA(c)	128,094	1,341,071
Retail Estates NV	34,061	2,031,756
Shurgard Self Storage Ltd.(c)	108,430	4,013,359
Solvay SA	235,461	7,196,564
Tessenderlo Group SA(c)	67,239	1,468,317
Umicore SA	613,229	6,173,326
Vastned NV	30,509	905,191
VGP NV	42,747	3,648,589
Xior Student Housing NV	107,635	3,437,088
		111,819,078
Denmark — 1.8%
ALK-Abello A/S(b)	411,229	9,260,014
Alm Brand A/S	2,707,086	5,640,888
Amagerbanken A/S(a)	130,550	—
Ambu A/S, Class B	593,007	11,038,310
Bavarian Nordic A/S(b)(c)	246,319	6,764,673
cBrain A/S(c)	35,821	962,736
Chemometec A/S(c)	49,647	3,845,465
D/S Norden A/S	67,164	1,909,614
DFDS A/S(c)	94,359	1,402,456
FLSmidth & Co. A/S	137,741	7,150,223
GN Store Nord A/S(b)(c)	424,077	8,685,081
H Lundbeck A/S	829,506	5,083,150
H Lundbeck A/S, Class A	182,104	910,102
ISS A/S(c)	469,642	8,875,735
53
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Denmark (continued)
Jyske Bank A/S, Registered	141,918	$10,264,210
Matas A/S	107,802	2,070,524
Netcompany Group A/S(b)(c)(d)	140,200	5,704,575
Nilfisk Holding A/S(b)	37,452	587,295
NKT A/S(b)	168,540	11,266,892
NTG Nordic Transport Group A/S(b)	31,830	1,051,363
Per Aarsleff Holding A/S	54,483	3,510,610
Ringkjoebing Landbobank A/S	84,006	13,702,061
Royal Unibrew A/S	158,521	10,957,988
Scandinavian Tobacco Group A/S(d)	144,147	2,072,039
Schouw & Co. A/S	39,422	3,062,404
Spar Nord Bank A/S	221,839	6,414,651
Svitzer Group A/S, NVS(b)(c)	45,228	1,330,766
Sydbank A/S	172,273	9,153,343
TORM PLC, Class A	183,472	3,652,390
		156,329,558
Finland — 1.2%
Cargotec OYJ, Class B	120,906	6,012,329
Citycon OYJ	311,228	1,101,991
Finnair OYJ(b)(c)	288,811	744,336
Harvia OYJ	53,054	2,611,564
Huhtamaki OYJ	304,637	11,247,915
Kalmar OYJ, Class B(b)	121,404	4,081,469
Kemira OYJ	365,792	8,075,180
Kempower OYJ(b)(c)	62,261	694,984
Kojamo OYJ(b)	433,734	4,506,174
Konecranes OYJ	211,285	12,710,730
Mandatum OYJ	1,440,497	7,120,691
Marimekko OYJ	96,724	1,286,378
Metsa Board OYJ, Class B	518,567	2,592,647
Musti Group OYJ(b)	19,436	413,340
Nokian Renkaat OYJ	359,131	2,988,874
Outokumpu OYJ(c)	1,133,315	3,626,704
Puuilo OYJ	239,708	2,543,926
QT Group OYJ(b)(c)	60,653	4,970,043
Revenio Group OYJ	68,187	2,188,610
TietoEVRY OYJ	331,307	6,386,867
TietoEVRY OYJ, New	7,131	137,596
Tokmanni Group Corp.	151,006	2,188,080
Valmet OYJ	462,701	12,615,163
YIT OYJ(b)	430,172	1,131,717
		101,977,308
France — 3.5%
Abivax SA, NVS(b)	61,679	383,657
Air France-KLM, NVS(b)(c)	377,624	3,125,294
Altarea SCA	16,745	1,751,024
Alten SA	95,273	8,763,647
Antin Infrastructure Partners SA	106,294	1,242,833
Aperam SA	140,028	3,864,353
Assystem SA(c)	19,998	803,905
Aubay	23,199	1,116,693
Beneteau SACA	122,932	1,171,946
Canal+ SA, NVS(b)	2,299,079	5,238,027
Carmila SA	186,596	3,232,698
Casino Guichard Perrachon SA, NVS(b)(c)	405,501	406,575
Cie. des Alpes	69,108	1,172,892
Clariane SE(b)(c)	340,560	764,110
Coface SA	335,688	5,412,889
Derichebourg SA	303,255	1,690,544
Elior Group SA(b)(c)(d)	360,549	975,850
Elis SA	553,738	11,336,076
Security	Shares	Value
France (continued)
Equasens	16,363	$639,269
Eramet SA	26,641	1,487,291
Esso SA Francaise	8,012	927,995
Etablissements Maurel et Prom SA	180,269	1,154,495
Eutelsat Communications SACA(b)(c)	406,021	728,687
Exclusive Networks SA	43,135	845,742
Exosens SAS, NVS(b)	63,370	1,504,461
Fnac Darty SA	37,269	1,140,555
Forvia SE	504,402	5,293,885
Gaztransport Et Technigaz SA	110,723	16,914,124
ICADE	112,231	2,638,896
ID Logistics Group SACA(b)	10,395	4,348,084
Imerys SA	107,177	2,954,061
Interparfums SA	71,987	3,280,873
IPSOS SA	110,126	5,211,039
JCDecaux SE(b)	201,770	3,378,626
Kaufman & Broad SA	39,855	1,371,242
LISI SA	57,701	1,641,379
Louis Hachette Group, NVS(b)	2,298,732	3,074,362
Manitou BF SA(c)	37,074	832,672
Mercialys SA	299,652	3,289,395
Mersen SA	70,580	1,594,621
Metropole Television SA	75,743	974,302
Neoen SA(d)	214,249	8,841,582
Nexans SA	96,118	9,378,727
Nexity SA(b)(c)	118,157	1,582,713
Opmobility	190,284	2,153,298
Orpea SA, NVS(b)(c)	241,545	1,591,179
Peugeot Invest SA	15,906	1,236,337
Pierre Et Vacances SA, NVS(b)(c)	496,664	826,444
Planisware SA, NVS(b)	57,406	1,735,672
Pluxee NV, NVS	282,689	6,565,075
Quadient SA	96,697	1,829,663
Remy Cointreau SA	73,109	4,190,305
Rubis SCA	245,632	6,419,889
SCOR SE	480,120	12,266,136
Seche Environnement SACA, NVS	7,101	629,106
SES SA, Class A	1,116,263	3,626,683
Societe BIC SA	73,751	4,865,992
SOITEC(b)	84,155	7,335,847
Sopra Steria Group SACA	48,223	8,965,237
SPIE SA	446,261	14,872,731
Technip Energies NV	485,784	13,762,352
Television Francaise 1 SA	126,860	1,000,344
Trigano SA	27,769	3,805,429
Ubisoft Entertainment SA(b)	312,472	3,605,414
Valeo SE	683,792	7,622,133
Vallourec SACA(b)	503,959	9,572,420
Valneva SE(b)(c)	487,249	1,375,242
Verallia SA(d)	227,869	7,013,820
Vicat SACA	56,188	2,343,364
Virbac SACA	13,534	4,543,085
Vivendi SE	2,298,964	6,498,000
Voltalia SA(b)(c)	126,490	934,680
VusionGroup(c)	20,491	3,508,894
Wavestone(c)	23,735	1,205,818
Wendel SE	76,574	7,567,321
Worldline SA/France(b)(d)	665,612	5,890,236
X-Fab Silicon Foundries SE(b)(c)(d)	187,171	964,929
		297,805,166
Germany — 3.4%
1&1 AG	107,073	1,357,368
Schedule of Investments
54

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
About You Holding SE(b)(c)	156,871	$1,074,071
Adesso SE	11,380	1,129,314
Adtran Networks SE	59,167	1,230,666
Aixtron SE	353,574	4,912,453
Amadeus Fire AG	17,258	1,409,143
Aroundtown SA(b)	2,405,993	7,139,366
Atoss Software SE	30,304	3,617,608
Aurubis AG(c)	98,593	7,736,976
Auto1 Group SE(b)(d)	344,017	6,648,707
BayWa AG(b)(c)	47,295	442,556
Befesa SA(d)	115,764	2,510,302
Bilfinger SE	86,648	4,456,749
CANCOM SE	94,518	2,481,962
Ceconomy AG(b)	476,746	1,473,809
Cewe Stiftung & Co. KGaA	15,802	1,675,365
CompuGroup Medical SE & Co. KgaA	86,437	2,066,962
CureVac NV(b)(c)	311,095	1,185,710
Dermapharm Holding SE(c)	59,468	2,445,837
Deutsche Pfandbriefbank AG(b)(c)(d)	436,106	2,475,085
Deutz AG(c)	420,549	2,034,294
Douglas AG(b)	101,127	2,156,390
Duerr AG	164,558	4,053,215
Eckert & Ziegler SE	48,005	2,711,385
Elmos Semiconductor SE	22,260	1,634,054
Energiekontor AG(c)	22,056	1,017,329
Evotec SE(b)(c)	481,582	4,321,482
Fielmann Group AG	78,451	3,562,928
flatexDEGIRO AG	254,713	4,315,353
Formycon AG(b)	25,932	1,438,425
Fraport AG Frankfurt Airport Services Worldwide(b)(c)	115,519	6,881,507
Freenet AG	372,655	11,497,304
Gerresheimer AG	108,213	7,579,271
GFT Technologies SE	54,776	1,286,901
Grand City Properties SA(b)	223,727	2,583,376
Grenke AG	89,161	1,549,942
Hamborner REIT AG	238,478	1,589,882
HelloFresh SE(b)(c)	487,610	5,364,997
Hensoldt AG	198,680	7,988,321
Hornbach Holding AG & Co. KGaA	32,027	2,456,311
Hugo Boss AG	154,827	7,253,342
Hypoport SE(b)(c)	12,997	2,885,072
IONOS Group SE(b)	88,595	2,263,758
Jenoptik AG	163,357	3,663,552
JOST Werke SE(d)	40,473	1,947,427
K+S AG, Registered	536,746	7,469,747
KION Group AG	227,636	8,453,088
Kloeckner & Co. SE	171,616	872,865
Kontron AG(c)	121,628	2,474,179
Krones AG	44,202	6,031,516
Lanxess AG	272,648	7,404,473
MBB SE	8,158	864,451
METRO AG(c)	283,646	1,132,880
Mutares SE & Co. KGaA	44,374	1,226,853
Nagarro SE(b)(c)	22,528	1,973,290
Nordex SE(b)	366,248	4,228,282
Norma Group SE	99,588	1,712,923
Northern Data AG(b)(c)	40,537	1,870,429
Patrizia SE	131,614	1,099,275
Pfeiffer Vacuum Technology AG	10,405	1,673,667
PNE AG(c)	90,386	1,138,325
ProSiebenSat.1 Media SE(c)	445,776	2,561,163
Security	Shares	Value
Germany (continued)
Redcare Pharmacy NV(b)(c)(d)	44,573	$5,588,642
RENK Group AG(b)	185,568	4,711,882
SAF-Holland SE	144,259	2,474,066
Salzgitter AG(c)	78,997	1,458,118
Schaeffler AG(b)(c)	595,902	2,655,740
Schott Pharma AG & Co. KGaA(c)	122,036	2,985,232
Secunet Security Networks AG	5,009	659,935
SGL Carbon SE(b)	193,025	755,600
Siltronic AG	51,915	2,373,870
Sixt SE(c)	43,109	3,500,865
SMA Solar Technology AG(c)	49,038	685,622
Stabilus SE	79,887	2,639,210
Stratec SE	25,737	942,138
Stroeer SE & Co. KGaA	103,793	6,134,824
Suedzucker AG(c)	185,896	2,046,123
SUESS MicroTec SE	56,405	2,518,893
TAG Immobilien AG(b)	553,604	8,227,366
Takkt AG(c)	77,678	658,365
TeamViewer SE(b)(d)	475,700	5,633,566
thyssenkrupp AG	1,571,089	7,785,670
Thyssenkrupp Nucera AG & Co. KGaa(b)(c)(d)	79,031	727,964
TUI AG(b)	1,436,620	12,152,842
United Internet AG, Registered(e)	266,782	4,474,135
Verbio SE(c)	72,197	686,279
Vossloh AG	30,905	1,521,288
Wacker Chemie AG	56,402	3,865,210
Wacker Neuson SE(c)	91,296	1,548,319
Wuestenrot & Wuerttembergische AG	85,064	1,085,419
		294,190,416
Hong Kong — 1.5%
ASMPT Ltd.	980,700	9,056,062
Bank of East Asia Ltd. (The)	2,952,000	3,735,510
Brightoil Petroleum Holdings Ltd.(a)	12,938,512	17
Cafe de Coral Holdings Ltd.(c)	1,120,000	1,090,294
CITIC Telecom International Holdings Ltd.	5,314,000	1,496,531
Cowell e Holdings Inc.(b)	825,000	2,724,167
Dah Sing Banking Group Ltd.	1,406,400	1,436,615
Dah Sing Financial Holdings Ltd.	607,600	2,169,036
DFI Retail Group Holdings Ltd.	1,066,800	2,502,833
E-Commodities Holdings Ltd.	3,850,000	554,473
Envision Greenwise Holdings Ltd.(b)(c)	1,820,000	1,660,725
ESR Group Ltd.(d)	4,619,400	7,102,300
First Pacific Co. Ltd.	7,448,000	4,123,632
Fortune REIT	4,797,000	2,463,486
Guotai Junan International Holdings Ltd.(c)	9,105,000	1,338,557
Hang Lung Properties Ltd.	5,830,000	4,611,766
Health and Happiness H&H International Holdings Ltd.	724,500	760,769
HKBN Ltd.	3,373,000	2,285,047
Hutchison Telecommunications Hong Kong Holdings Ltd.	6,718,000	801,825
Hysan Development Co. Ltd.	1,955,000	2,826,812
Johnson Electric Holdings Ltd.	1,190,250	1,578,203
JS Global Lifestyle Co. Ltd.(b)(c)(d)	5,096,500	1,203,501
Kerry Logistics Network Ltd.	1,124,388	948,065
Kerry Properties Ltd.	1,863,500	3,665,457
Luk Fook Holdings International Ltd.(c)	1,048,000	1,927,056
Man Wah Holdings Ltd.(c)	4,960,400	3,007,271
Melco International Development Ltd.(b)(c)	2,048,000	1,139,557
Melco Resorts & Entertainment Ltd., ADR(b)	696,999	4,119,264
New World Development Co. Ltd.(c)	4,408,000	2,365,278
NWS Holdings Ltd.	3,159,000	2,976,129
55
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
OSL Group Ltd.(b)(c)	1,297,131	$1,552,575
Pacific Basin Shipping Ltd.(c)	16,810,000	3,402,520
PAX Global Technology Ltd.	2,267,000	1,393,618
PCCW Ltd.	13,431,000	7,808,420
Realord Group Holdings Ltd.(b)(c)	1,392,000	1,278,045
Shangri-La Asia Ltd.	4,240,000	2,769,748
SJM Holdings Ltd.(b)	9,075,000	2,852,780
SmarTone Telecommunications Holdings Ltd.	1,278,000	667,547
Stella International Holdings Ltd.(c)	1,775,500	4,014,978
SUNeVision Holdings Ltd.	2,361,000	1,137,469
Theme International Holdings Ltd.	18,190,000	925,363
Time Interconnect Technology Ltd.	1,816,000	1,018,483
United Energy Group Ltd.(c)	24,624,000	1,175,584
United Laboratories International Holdings Ltd. (The)(c)	3,158,000	4,694,626
Vitasoy International Holdings Ltd.(c)	2,394,000	2,753,989
Viva Goods Co. Ltd.	12,792,000	971,128
VSTECS Holdings Ltd.(c)	2,048,000	1,240,591
VTech Holdings Ltd.	490,900	3,236,631
Wynn Macau Ltd.(c)	5,028,800	3,676,919
Xinyi Electric Storage Holdings Ltd.(b)	1	—
Xinyi Glass Holdings Ltd.	5,351,000	4,952,790
Yue Yuen Industrial Holdings Ltd.	2,489,500	5,305,539
		132,499,581
Ireland — 0.3%
Cairn Homes PLC	2,028,488	4,829,493
Dalata Hotel Group PLC	668,591	3,284,179
Glanbia PLC	621,153	9,075,495
Glenveagh Properties PLC(b)(d)	1,797,082	3,180,485
Irish Residential Properties REIT PLC	1,655,152	1,605,447
Uniphar PLC(b)	782,669	1,933,418
		23,908,517
Israel — 3.6%
Africa Israel Residences Ltd.	20,309	1,527,454
Airport City Ltd.(b)	177,087	2,988,577
Alony Hetz Properties & Investments Ltd.	499,986	4,506,685
Amot Investments Ltd.(c)	731,590	4,277,488
Ashtrom Group Ltd.(b)	132,530	2,285,752
Aura Investments Ltd.	493,107	3,227,615
Azorim-Investment Development & Construction Co. Ltd.(b)(c)	236,553	1,433,351
Bezeq The Israeli Telecommunication Corp. Ltd.	6,496,550	10,311,408
Big Shopping Centers Ltd.(b)(c)	49,451	7,724,820
Blue Square Real Estate Ltd.	18,516	1,679,669
Camtek Ltd./Israel	92,213	8,134,253
Cellcom Israel Ltd.(b)(c)	339,663	2,233,180
Cellebrite DI Ltd.(b)	237,259	5,703,706
Clal Insurance Enterprises Holdings Ltd.	198,576	5,195,424
Danel Adir Yeoshua Ltd.	16,707	1,939,164
Danya Cebus Ltd.(c)	27,096	933,699
Delek Automotive Systems Ltd.(b)	164,800	1,439,392
Delek Group Ltd.(c)	28,939	4,226,781
Delta Galil Ltd.(c)	33,553	1,904,641
El Al Israel Airlines(b)(c)	726,084	1,820,807
Elco Ltd.	27,874	1,251,171
Electra Consumer Products 1970 Ltd.(b)(c)	40,440	1,302,610
Electra Ltd./Israel	6,736	3,784,327
Electra Real Estate Ltd.(c)	95,908	1,216,781
Energix-Renewable Energies Ltd.(c)	866,122	2,821,954
Enlight Renewable Energy Ltd.(b)(c)	371,323	6,000,876
Equital Ltd.(b)(c)	75,870	3,051,421
Security	Shares	Value
Israel (continued)
Fattal Holdings 1998 Ltd.(b)	23,716	$3,312,642
FIBI Holdings Ltd.	57,490	3,249,245
First International Bank Of Israel Ltd. (The)	172,047	9,135,234
Fiverr International Ltd.(b)	91,414	2,821,950
Formula Systems 1985 Ltd.	31,221	2,871,988
Fox Wizel Ltd.	26,092	2,160,052
G City Ltd.	303,049	1,135,415
Gav-Yam Lands Corp. Ltd.	0	2
Harel Insurance Investments & Financial Services Ltd.	320,519	5,083,470
Hilan Ltd.	50,908	3,192,866
Inmode Ltd.(b)(c)	210,248	3,618,368
Isracard Ltd.	613,005	2,822,835
Israel Canada T.R Ltd.	509,792	2,239,606
Israel Corp Ltd.	12,143	3,561,564
Isras Holdings Ltd., NVS(b)(c)	11,455	1,311,297
Isras Investment Co. Ltd.(c)	4,077	972,287
Ituran Location and Control Ltd.	49,774	1,661,954
Kenon Holdings Ltd./Singapore	67,306	2,060,159
Kornit Digital Ltd.(b)	148,724	4,318,945
Kvutzat Acro Ltd., NVS(c)	87,906	1,564,276
M Yochananof & Sons Ltd.	16,275	1,135,816
Magic Software Enterprises Ltd.	84,995	1,112,018
Matrix IT Ltd.	112,730	2,773,902
Mega Or Holdings Ltd.	75,111	2,455,044
Melisron Ltd.	80,916	7,655,002
Menora Mivtachim Holdings Ltd.	70,052	3,257,959
Migdal Insurance & Financial Holdings Ltd.(c)	1,353,493	2,782,113
Mivne Real Estate KD Ltd.	1,851,279	5,548,328
Nano Dimension Ltd., ADR(b)(c)	593,857	1,371,810
Nayax Ltd.(b)	34,165	1,298,665
Next Vision Stabilized Systems Ltd., NVS(c)	177,514	3,296,719
Nova Ltd.(b)	91,743	22,039,794
Oddity Tech Ltd., Class A, NVS(b)(c)	98,159	4,684,148
Oil Refineries Ltd.	7,747,086	2,284,350
One Software Technologies Ltd.	140,052	2,545,098
OPC Energy Ltd.(b)(c)	408,580	3,509,231
OY Nofar Energy Ltd.(b)(c)	56,717	1,393,235
Partner Communications Co. Ltd.(b)	443,667	3,098,325
Paz Retail & Energy Ltd.	29,315	4,217,119
Phoenix Financial Ltd.	631,063	10,659,572
Prashkovsky Investments and Construction Ltd.(c)	28,470	813,333
Radware Ltd.(b)	114,193	2,540,794
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	27,452	2,056,272
Reit 1 Ltd.	615,652	3,277,948
Retailors Ltd.	58,857	1,152,827
Riskified Ltd., Class A(b)	277,288	1,425,260
Sapiens International Corp. NV	104,180	2,808,168
Sella Capital Real Estate Ltd.	709,429	1,863,253
Shapir Engineering and Industry Ltd.(b)(c)	459,745	3,412,291
Shikun & Binui Ltd.(b)(c)	1,054,404	3,491,031
Shufersal Ltd.	659,125	6,829,904
SimilarWeb Ltd.(b)	128,224	2,078,511
Strauss Group Ltd.	169,269	3,421,635
Summit Real Estate Holdings Ltd.	129,641	2,097,179
Tadiran Group Ltd.(c)	10,226	754,253
Tel Aviv Stock Exchange Ltd.	295,179	3,346,048
Tower Semiconductor Ltd.(b)	348,854	16,354,810
YH Dimri Construction & Development Ltd.	30,007	2,973,569
ZIM Integrated Shipping Services Ltd.	324,126	5,769,443
		303,601,938
Schedule of Investments
56

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy — 3.1%
A2A SpA	4,938,366	$11,662,627
ACEA SpA	130,737	2,501,326
Anima Holding SpA(d)	530,606	3,640,765
Ariston Holding NV	243,369	869,254
Arnoldo Mondadori Editore SpA	406,571	927,909
Ascopiave SpA	272,720	795,005
Azimut Holding SpA	363,827	9,512,653
Banca Generali SpA	184,208	9,223,899
Banca IFIS SpA	78,847	1,730,076
Banca Monte dei Paschi di Siena SpA	3,362,427	21,543,803
Banca Popolare di Sondrio SpA	1,135,813	10,487,818
BFF Bank SpA(d)	562,625	4,824,033
Bio On SpA(a)(c)	19,879	—
Brembo NV	479,711	4,670,300
Brunello Cucinelli SpA	106,594	13,704,139
Buzzi SpA	272,145	11,148,256
Carel Industries SpA(c)(d)	160,516	3,200,679
Cembre SpA	11,541	484,368
Cementir Holding NV	155,207	1,885,307
CIR SpA-Compagnie Industriali(b)	3,480,550	2,162,824
Credito Emiliano SpA	270,114	3,171,130
d'Amico International Shipping SA, NVS	151,771	624,266
Danieli & C Officine Meccaniche SpA	28,892	754,020
De' Longhi SpA	240,996	8,473,039
El.En. SpA	152,538	1,724,848
Enav SpA(d)	863,223	3,088,171
ERG SpA	165,362	3,351,271
Ferretti SpA, NVS(c)	480,456	1,474,658
Fila SpA	98,468	972,475
Fincantieri SpA(b)	303,042	2,355,814
GVS SpA(b)(c)(d)	215,938	1,095,642
Hera SpA	2,560,997	9,365,192
Industrie De Nora SpA(c)	91,787	681,443
Intercos SpA, NVS(c)	150,880	2,234,965
Interpump Group SpA	238,249	11,239,850
Iren SpA	1,883,827	4,076,913
Italgas SpA	1,421,343	8,491,134
Iveco Group NV	551,625	6,713,890
Juventus Football Club SpA, NVS(b)(c)	488,773	1,247,351
Lottomatica Group SpA(c)	397,305	6,080,404
LU-VE SpA, NVS	32,607	972,512
Maire Tecnimont SpA	468,028	4,608,333
MARR SpA	104,035	1,084,755
MFE-MediaForEurope NV, Class A	499,429	1,624,190
MFE-MediaForEurope NV, Class B, NVS(c)	214,242	950,806
OVS SpA(d)	493,590	1,765,621
Pharmanutra SpA	13,940	734,203
Piaggio & C SpA	474,213	1,058,613
Pirelli & C SpA(d)	1,249,983	7,521,872
RAI Way SpA(d)	292,641	1,742,583
Reply SpA	70,392	11,603,133
Safilo Group SpA(b)(c)	687,910	767,875
Saipem SpA(b)	4,065,033	9,919,338
Salvatore Ferragamo SpA(c)	205,323	1,635,381
Sanlorenzo SpA/Ameglia	50,747	1,873,157
Sesa SpA(c)	24,686	1,742,241
SOL SpA	126,227	5,146,254
Tamburi Investment Partners SpA(c)	315,460	2,769,418
Technogym SpA(d)	385,012	4,478,652
Technoprobe SpA(b)	522,146	3,288,561
Tinexta SpA(c)	63,905	535,932
Webuild SpA	1,609,394	4,901,492
Security	Shares	Value
Italy (continued)
Wiit SpA	35,771	$682,803
Zignago Vetro SpA	100,419	1,093,834
		264,693,076
Japan — 36.1%
77 Bank Ltd. (The)	190,900	5,857,140
ABC-Mart Inc.	309,400	6,457,760
Acom Co. Ltd.	1,505,700	3,713,076
Activia Properties Inc.	2,128	4,630,313
Adastria Co. Ltd.	78,780	1,683,647
ADEKA Corp.	247,800	4,618,274
Advance Residence Investment Corp.	8,502	7,825,081
Aeon Delight Co. Ltd.	61,400	1,616,131
AEON Financial Service Co. Ltd.	339,500	2,743,399
Aeon Hokkaido Corp.	146,600	844,500
Aeon Mall Co. Ltd.	290,000	3,660,320
AEON REIT Investment Corp.	5,025	4,058,249
Ai Holdings Corp.	105,400	1,349,259
Aica Kogyo Co. Ltd.	169,800	3,543,028
Aichi Corp.	124,700	1,152,240
Aichi Financial Group Inc., NVS	112,200	1,944,236
Aiful Corp.	987,500	2,149,495
Ain Holdings Inc.	84,900	2,561,763
Air Water Inc.	574,800	7,166,450
Aisan Industry Co. Ltd.	93,400	1,147,665
Aizawa Securities Group Co. Ltd.	54,400	610,101
Alfresa Holdings Corp.	543,900	7,445,427
Alpen Co. Ltd.	39,600	543,919
Alps Alpine Co. Ltd.	578,700	5,786,788
Amada Co. Ltd.	1,022,300	10,555,742
Amano Corp.	169,800	4,441,565
Amvis Holdings Inc.(c)	127,800	538,820
Anritsu Corp.	420,200	3,861,835
Anycolor Inc.	87,800	1,795,255
AOKI Holdings Inc.	110,400	934,199
Aoyama Trading Co. Ltd.	128,500	1,809,717
Aozora Bank Ltd.	327,000	5,047,130
Appier Group Inc.(c)	198,100	2,047,852
Arata Corp.	91,300	1,860,875
Arclands Corp.	152,962	1,694,060
Arcs Co. Ltd.	115,000	1,998,323
ARE Holdings Inc.	230,300	2,848,397
Argo Graphics Inc.	49,500	1,568,862
Ariake Japan Co. Ltd.	55,600	1,861,588
Artience Co. Ltd.	116,400	2,315,644
As One Corp.	179,000	2,926,165
Asahi Intecc Co. Ltd.	683,000	11,451,641
Asahi Yukizai Corp.	41,100	1,146,917
ASKUL Corp.	122,900	1,347,279
Astroscale Holdings Inc.(b)	112,100	435,973
Atom Corp.(b)(c)	375,400	1,586,967
Autobacs Seven Co. Ltd.	195,700	1,876,311
Avex Inc.	88,600	823,141
Awa Bank Ltd. (The)	102,300	1,861,333
Axial Retailing Inc.	165,100	947,519
Azbil Corp.	1,424,900	10,733,337
AZ-COM MARUWA Holdings Inc.	181,200	1,336,734
Bank of Nagoya Ltd. (The)	30,700	1,417,820
BayCurrent Inc.	417,600	17,807,268
Belc Co. Ltd.	33,600	1,360,471
Bell System24 Holdings Inc.	101,600	826,794
Belluna Co. Ltd.	182,300	1,030,616
Bengo4.com Inc.(b)(c)	28,400	504,987
57
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Bic Camera Inc.	301,400	$3,243,855
BIPROGY Inc.	236,700	7,313,727
BML Inc.	71,300	1,307,016
Bunka Shutter Co. Ltd.	160,300	1,927,945
C Uyemura & Co. Ltd.	32,100	2,127,897
Calbee Inc.	256,100	4,883,686
Canon Electronics Inc.	60,800	995,511
Canon Marketing Japan Inc.	157,400	5,169,246
Casio Computer Co. Ltd.	588,100	4,889,412
Central Automotive Products Ltd.	33,000	977,259
Central Glass Co. Ltd.	67,100	1,419,567
Change Holdings Inc.(c)	105,300	990,412
Chiyoda Corp.(b)(c)	472,900	919,536
Chofu Seisakusho Co. Ltd.	64,600	803,683
Chudenko Corp.	82,600	1,719,599
Chugin Financial Group Inc., NVS	468,600	5,144,259
Chugoku Electric Power Co. Inc. (The)	913,600	5,088,552
Chugoku Marine Paints Ltd.	114,300	1,734,986
Citizen Watch Co. Ltd.	622,200	3,769,988
CKD Corp.	175,300	2,852,341
Coca-Cola Bottlers Japan Holdings Inc.	421,300	6,555,107
COLOPL Inc.	212,400	674,645
Colowide Co. Ltd.	277,000	3,047,378
Comforia Residential REIT Inc.	2,226	3,893,467
COMSYS Holdings Corp.	355,700	7,391,158
Cosmo Energy Holdings Co. Ltd.	193,100	8,337,546
Cosmos Pharmaceutical Corp.	125,300	5,864,344
Cover Corp.(b)	99,300	1,776,762
CRE Logistics REIT Inc.	1,902	1,843,577
Create Restaurants Holdings Inc.(c)	367,400	3,205,156
Create SD Holdings Co. Ltd.	83,200	1,516,790
Credit Saison Co. Ltd.	465,300	10,968,115
Curves Holdings Co. Ltd.	179,000	848,239
CyberAgent Inc.	1,343,300	10,001,241
Cybozu Inc.	75,500	1,332,566
Daicel Corp.	738,400	6,533,859
Dai-Dan Co. Ltd.	85,200	2,019,804
Daido Steel Co. Ltd.	414,300	3,299,614
Daiei Kankyo Co. Ltd.	126,300	2,303,975
Daihen Corp.	56,300	2,567,433
Daiichikosho Co. Ltd.	223,200	2,598,367
Daikokutenbussan Co. Ltd.	20,700	1,006,159
Daio Paper Corp.	260,900	1,445,987
Daiseki Co. Ltd.	153,560	3,671,485
Daishi Hokuetsu Financial Group Inc.	216,900	4,191,134
Daiwa House REIT Investment Corp.	7,251	11,409,073
Daiwa Industries Ltd.	110,000	1,134,005
Daiwa Office Investment Corp.	1,687	3,200,390
Daiwa Securities Living Investments Corp.	6,144	3,541,530
Daiwabo Holdings Co. Ltd.	256,700	4,995,798
DCM Holdings Co. Ltd.	299,200	2,731,047
DeNA Co. Ltd.	231,700	4,067,709
Denka Co. Ltd.	250,500	3,567,699
Dentsu Soken Inc.	84,300	3,333,993
Dexerials Corp.	508,900	6,631,679
DIC Corp.	238,600	5,168,636
Digital Arts Inc.	33,600	1,281,859
Digital Garage Inc.	83,400	2,140,920
Dip Corp.	102,700	1,532,096
DMG Mori Co. Ltd.	425,400	6,861,676
Doshisha Co. Ltd.	85,900	1,176,946
Doutor Nichires Holdings Co. Ltd.	90,900	1,382,273
Security	Shares	Value
Japan (continued)
Dowa Holdings Co. Ltd.	168,100	$5,006,112
DTS Corp.	112,800	3,076,557
Duskin Co. Ltd.	122,700	2,939,362
DyDo Group Holdings Inc.	66,800	1,395,889
Eagle Industry Co. Ltd.	60,000	800,023
Earth Corp.	44,800	1,456,370
Ebara Corp.	1,452,000	23,917,553
EDION Corp.	231,200	2,729,804
eGuarantee Inc.	108,800	1,221,371
Eiken Chemical Co. Ltd.	93,300	1,281,823
Eizo Corp.	95,600	1,357,912
Elecom Co. Ltd.	149,300	1,435,577
Electric Power Development Co. Ltd.	459,600	7,250,565
en Japan Inc.	93,900	1,215,796
Enplas Corp.	20,600	708,799
ES-Con Japan Ltd.	116,800	758,118
Exedy Corp.	91,900	2,842,732
EXEO Group Inc.	575,900	6,287,877
Ezaki Glico Co. Ltd.	152,900	4,609,988
FCC Co. Ltd.	105,900	2,114,127
Ferrotec Holdings Corp.	137,300	2,274,664
Financial Products Group Co. Ltd.	191,100	3,126,339
Food & Life Companies Ltd.	346,700	7,755,841
FP Corp.	148,000	2,884,418
FP Partner Inc.(c)	25,900	366,171
Freee KK(b)(c)	141,900	2,983,408
Frontier Real Estate Investment Corp.	7,734	4,036,433
Fuji Co. Ltd./Ehime	93,800	1,292,818
Fuji Corp./Aichi	251,600	3,799,365
Fuji Kyuko Co. Ltd.	71,400	1,065,040
Fuji Media Holdings Inc.	150,400	2,121,371
Fuji Oil Holdings Inc.	125,700	2,730,569
Fuji Seal International Inc.	122,600	1,885,585
Fuji Soft Inc.	96,000	6,106,193
Fujimi Inc.	169,600	2,386,134
Fujita Kanko Inc.	23,100	1,475,713
Fujitec Co. Ltd.	200,300	7,624,620
Fujitsu General Ltd.	193,500	3,433,177
Fujiya Co. Ltd.	33,600	540,314
Fukuda Denshi Co. Ltd.	46,800	2,025,982
Fukuoka Financial Group Inc.	545,300	14,799,602
Fukuoka REIT Corp.	2,243	2,125,110
Fukushima Galilei Co. Ltd.	78,700	1,341,632
Fukuyama Transporting Co. Ltd.	59,600	1,411,841
Funai Soken Holdings Inc.	106,860	1,657,967
Furukawa Co. Ltd.	79,500	1,010,386
Furukawa Electric Co. Ltd.	213,200	9,748,832
Furuya Metal Co. Ltd.	50,200	1,064,017
Fuso Chemical Co. Ltd.	63,900	1,377,040
Future Corp.	137,100	1,603,742
Fuyo General Lease Co. Ltd.	53,200	3,965,027
G-7 Holdings Inc.	64,900	610,419
GENDA Inc.(b)(c)	85,900	1,590,513
Genky DrugStores Co. Ltd.	48,400	978,115
Global One Real Estate Investment Corp.	3,022	2,050,376
Glory Ltd.	131,900	2,242,115
GLP J-REIT	14,760	12,086,080
GMO Financial Holdings Inc.	157,200	715,362
GMO internet group Inc.	206,000	3,656,450
GMO Payment Gateway Inc.	131,800	6,948,033
GNI Group Ltd.(b)(c)	152,297	3,255,708
Godo Steel Ltd.	31,200	805,618
Schedule of Investments
58

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Goldcrest Co. Ltd.	47,400	$942,364
Goldwin Inc.	68,800	3,629,006
Gree Inc.	238,700	712,700
GS Yuasa Corp.	255,100	4,101,291
G-Tekt Corp.	66,500	733,805
GungHo Online Entertainment Inc.(b)	127,930	2,682,797
Gunma Bank Ltd. (The)	1,062,500	7,629,113
Gunze Ltd.	46,500	1,579,071
H.U. Group Holdings Inc.	172,700	2,828,844
H2O Retailing Corp.	270,900	4,036,079
Hachijuni Bank Ltd. (The)	1,136,800	7,439,876
Hakuhodo DY Holdings Inc.	683,900	5,077,508
Hakuto Co. Ltd.	33,600	972,723
Halows Co. Ltd.	28,500	699,426
Hamakyorex Co. Ltd.	183,000	1,601,254
Hamamatsu Photonics KK	930,300	11,481,304
Hankyu Hanshin REIT Inc.	1,897	1,565,441
Hanwa Co. Ltd.	114,400	3,533,969
Harmonic Drive Systems Inc.	186,500	5,357,563
Haseko Corp.	759,100	9,963,940
Hazama Ando Corp.	446,000	3,335,709
Heiwa Corp.	171,000	2,569,952
Heiwa Real Estate Co. Ltd.	62,500	1,819,708
Heiwa Real Estate REIT Inc.	3,169	2,616,507
Heiwado Co. Ltd.	84,000	1,273,066
Hiday Hidaka Corp.	84,400	1,616,179
Hino Motors Ltd.(b)	925,400	3,026,488
Hioki EE Corp	29,900	1,488,900
Hirogin Holdings Inc.	787,300	6,260,103
Hirose Electric Co. Ltd.	90,100	10,770,023
HIS Co. Ltd.(b)	164,700	1,621,721
Hisamitsu Pharmaceutical Co. Inc.	162,100	4,647,525
Hogy Medical Co. Ltd.	57,700	1,801,329
Hokkaido Electric Power Co. Inc.	548,800	2,793,846
Hokkoku Financial Holdings Inc.	64,000	2,230,182
Hokuetsu Corp.(c)	300,000	2,823,984
Hokuhoku Financial Group Inc.	317,000	4,311,711
Hokuriku Electric Power Co.	529,700	2,945,019
Horiba Ltd.	105,300	6,599,515
Hoshino Resorts REIT Inc.	1,846	2,462,711
Hosiden Corp.	126,400	1,713,133
House Foods Group Inc.	178,300	3,245,612
Hulic REIT Inc.	4,062	3,709,806
Hyakugo Bank Ltd. (The)	643,600	2,821,312
Ibiden Co. Ltd.	378,900	11,110,477
Ichibanya Co. Ltd.	232,900	1,490,049
Ichigo Inc.	717,200	1,638,788
Ichigo Office REIT Investment Corp.	3,126	1,669,802
Idec Corp./Japan	90,100	1,480,754
IDOM Inc.	172,700	1,283,097
IHI Corp.	439,100	26,270,567
Iida Group Holdings Co. Ltd.	486,200	7,364,450
Iino Kaiun Kaisha Ltd.	223,500	1,612,561
I'll Inc.	33,800	560,125
Imperial Hotel Ltd.	132,600	780,707
Inaba Denki Sangyo Co. Ltd.	161,000	3,834,697
Inabata & Co. Ltd.	139,100	2,876,299
Industrial & Infrastructure Fund Investment Corp.	7,601	5,676,535
Infomart Corp.	611,200	1,275,253
Infroneer Holdings Inc.	594,728	4,483,324
Insource Co. Ltd.	145,700	996,408
Integral Corp.	29,800	780,264
Security	Shares	Value
Japan (continued)
Internet Initiative Japan Inc.	345,900	$6,459,952
Invincible Investment Corp.	24,122	10,518,467
Ise Chemicals Corp.(c)	6,100	1,068,075
Isetan Mitsukoshi Holdings Ltd.	1,046,400	18,083,191
Ito En Ltd.	163,000	3,596,703
Itochu Enex Co. Ltd.	165,700	1,695,797
Itochu-Shokuhin Co. Ltd.	23,200	1,103,240
Itoham Yonekyu Holdings Inc.	81,840	2,035,230
Itoki Corp.	116,600	1,212,085
Iwatani Corp.	582,500	6,378,639
Iyogin Holdings Inc., NVS	742,400	7,874,330
Izumi Co. Ltd.	101,600	2,043,475
J Front Retailing Co. Ltd.	765,400	10,724,072
JAC Recruitment Co. Ltd.	232,200	1,020,943
Jaccs Co. Ltd.	63,300	1,556,245
JAFCO Group Co. Ltd.	152,500	2,228,896
Japan Airport Terminal Co. Ltd.	207,400	6,735,906
Japan Aviation Electronics Industry Ltd.	146,700	2,655,727
Japan Elevator Service Holdings Co. Ltd.	226,200	4,378,325
Japan Excellent Inc.	3,712	2,999,942
Japan Hotel REIT Investment Corp.	16,079	7,445,771
Japan Lifeline Co. Ltd.	172,000	1,576,574
Japan Logistics Fund Inc.	8,451	4,893,875
Japan Material Co. Ltd.	200,700	2,240,669
Japan Metropolitan Fund Invest	22,664	13,797,044
Japan Petroleum Exploration Co. Ltd.	449,200	3,185,439
Japan Prime Realty Investment Corp.	2,672	5,884,409
Japan Pulp & Paper Co. Ltd.	329,400	1,375,688
Japan Securities Finance Co. Ltd.	252,200	3,105,202
Japan Steel Works Ltd. (The)	200,600	7,094,935
Japan Wool Textile Co. Ltd. (The)	151,900	1,299,747
JCR Pharmaceuticals Co. Ltd.	253,900	899,444
JCU Corp.	64,400	1,495,326
Jeol Ltd.	139,500	5,141,353
JGC Holdings Corp.	681,900	5,725,277
JINS Holdings Inc.	37,900	1,728,633
JMDC Inc.(c)	85,600	2,172,699
J-Oil Mills Inc.	43,900	576,944
Joshin Denki Co. Ltd.	53,200	810,191
Joyful Honda Co. Ltd.	166,100	2,003,081
JTEKT Corp.	632,600	4,972,779
Juroku Financial Group Inc.	95,200	2,858,517
Justsystems Corp.	101,600	2,196,572
JVCKenwood Corp.	461,300	5,345,463
K&O Energy Group Inc.	37,700	792,347
Kadokawa Corp.	266,834	5,645,662
Kaga Electronics Co. Ltd.	120,000	2,148,925
Kagome Co. Ltd.	227,700	4,265,984
Kakaku.com Inc.	401,300	6,284,570
Kaken Pharmaceutical Co. Ltd.	88,400	2,400,950
Kameda Seika Co. Ltd.	41,900	1,052,739
Kamigumi Co. Ltd.	263,200	5,734,214
Kanadevia Corp.	520,800	3,584,368
Kanamoto Co. Ltd.	91,200	1,835,264
Kandenko Co. Ltd.	321,300	5,142,476
Kaneka Corp.	136,200	3,306,207
Kanematsu Corp.	253,800	4,246,510
Kansai Paint Co. Ltd.	445,000	6,030,753
Kappa Create Co. Ltd.	89,900	845,508
Kasumigaseki Capital Co. Ltd.(c)	19,800	1,893,842
Katakura Industries Co. Ltd.	54,400	723,586
Katitas Co. Ltd.	162,200	2,267,695
59
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kato Sangyo Co. Ltd.	70,800	$1,999,479
Kawasaki Heavy Industries Ltd.	476,200	21,508,742
KDX Realty Investment Corp.	13,037	13,017,277
KeePer Technical Laboratory Co. Ltd.(c)	39,100	1,121,877
Keihan Holdings Co. Ltd.	301,800	6,499,536
Keihanshin Building Co. Ltd.	94,500	911,103
Keikyu Corp.	685,200	6,006,935
Keio Corp.	322,100	8,148,429
Keisei Electric Railway Co. Ltd.	1,213,500	11,573,352
Keiyo Bank Ltd. (The)	298,800	1,567,595
Kewpie Corp.	310,800	6,039,613
KH Neochem Co. Ltd.	101,600	1,372,971
Kinden Corp.	381,200	7,797,841
Kintetsu Group Holdings Co. Ltd.	568,300	12,255,802
Kissei Pharmaceutical Co. Ltd.	94,600	2,409,086
Kitz Corp.	204,600	1,543,072
Kiyo Bank Ltd. (The)	179,100	2,665,262
Kobayashi Pharmaceutical Co. Ltd.(c)	148,600	5,539,668
Kobe Steel Ltd.	1,184,700	12,614,014
Koei Tecmo Holdings Co. Ltd.	312,400	3,899,218
Kohnan Shoji Co. Ltd.	61,200	1,422,737
Koito Manufacturing Co. Ltd.	626,100	8,233,006
Kokuyo Co. Ltd.	270,400	4,699,866
KOMEDA Holdings Co. Ltd.	141,100	2,510,170
Komeri Co. Ltd.	87,700	1,717,209
Konica Minolta Inc.	1,417,100	5,736,352
Konishi Co. Ltd.	169,600	1,395,513
Konoike Transport Co. Ltd.	90,100	1,833,659
Kosaido Holdings Co. Ltd.	236,700	810,787
Kose Corp.	105,800	4,678,164
Koshidaka Holdings Co. Ltd.	155,400	1,066,170
Kotobuki Spirits Co. Ltd.	320,700	4,686,402
Krosaki Harima Corp.	59,400	952,788
K's Holdings Corp.	441,240	4,054,403
Kumagai Gumi Co. Ltd.	105,100	2,600,564
Kumiai Chemical Industry Co. Ltd.	227,700	1,112,819
Kura Sushi Inc.(c)	65,100	1,153,742
Kuraray Co. Ltd.	891,200	13,047,240
Kureha Corp.	111,100	1,994,295
Kurita Water Industries Ltd.	328,500	11,441,349
Kusuri no Aoki Holdings Co. Ltd.	152,300	3,244,818
KYB Corp.	109,600	2,071,069
Kyoei Steel Ltd.	64,300	786,425
Kyokuto Kaihatsu Kogyo Co. Ltd.	96,500	1,501,621
Kyorin Pharmaceutical Co. Ltd.	124,500	1,179,809
Kyoritsu Maintenance Co. Ltd.(c)	197,300	3,904,116
Kyoto Financial Group Inc.	708,400	10,653,085
Kyudenko Corp.	133,300	4,524,959
Kyushu Electric Power Co. Inc.	1,267,800	10,986,000
Kyushu Financial Group Inc.	1,030,600	5,213,237
Kyushu Railway Co.	445,300	10,828,351
LaSalle Logiport REIT	5,556	5,134,402
Leopalace21 Corp.	518,700	1,845,535
Life Corp.	73,600	1,707,578
Lifenet Insurance Co.(b)(c)	194,200	2,425,329
Lintec Corp.	122,000	2,281,342
Lion Corp.	845,000	9,046,182
Lixil Corp.	904,700	10,183,189
M&A Capital Partners Co. Ltd.	46,500	919,198
M&A Research Institute Holdings Inc., NVS(b)(c)	91,200	908,561
Mabuchi Motor Co. Ltd.	280,900	3,857,642
Macnica Holdings Inc.	435,750	5,114,578
Security	Shares	Value
Japan (continued)
Maeda Kosen Co. Ltd.	128,300	$1,588,989
Makino Milling Machine Co. Ltd.	70,800	5,289,076
Mani Inc.	231,300	2,151,842
Maruha Nichiro Corp.	128,100	2,469,851
Marui Group Co. Ltd.	522,700	8,709,721
Maruichi Steel Tube Ltd.	185,000	4,022,493
Maruwa Co. Ltd./Aichi	27,300	6,684,154
Maruzen Showa Unyu Co. Ltd.	33,600	1,289,001
Matsuda Sangyo Co. Ltd.	57,400	1,156,966
Matsui Securities Co. Ltd.	314,100	1,652,393
Matsuyafoods Holdings Co. Ltd.	27,600	1,081,470
Max Co. Ltd.	75,700	1,932,897
Maxell Ltd.	130,800	1,685,334
Maxvalu Tokai Co. Ltd.	33,600	707,344
Mazda Motor Corp.	1,893,500	12,946,575
MCJ Co. Ltd.	204,100	1,788,457
Mebuki Financial Group Inc.	2,887,600	12,767,566
Medipal Holdings Corp.	585,200	8,798,307
Medley Inc.(b)(c)	73,300	1,916,611
Megachips Corp.	39,000	1,464,293
Megmilk Snow Brand Co. Ltd.	169,300	2,900,951
Meidensha Corp.	107,800	2,755,410
Meiko Electronics Co. Ltd.	59,700	3,467,435
MEITEC Group Holdings Inc.	215,100	4,176,671
Menicon Co. Ltd.	200,200	1,796,375
Mercari Inc.(b)	363,500	4,389,215
METAWATER Co. Ltd.	85,800	1,020,019
Micronics Japan Co. Ltd.	90,500	2,191,274
Milbon Co. Ltd.	95,900	1,971,197
Mirai Corp.	5,795	1,548,626
Mirai Industry Co. Ltd.	30,100	710,894
Mirait One Corp.	255,900	3,800,334
MISUMI Group Inc.	894,600	14,318,595
Mitani Sekisan Co. Ltd.	33,600	1,099,205
Mitsubishi Estate Logistics REIT Investment Corp.	1,456	3,337,406
Mitsubishi Gas Chemical Co. Inc.	476,300	8,323,815
Mitsubishi Logisnext Co. Ltd.	104,000	1,332,017
Mitsubishi Logistics Corp.	816,400	5,832,350
Mitsubishi Materials Corp.	387,900	6,088,346
Mitsubishi Motors Corp.	2,110,900	6,261,229
Mitsubishi Pencil Co. Ltd.	97,200	1,389,651
Mitsubishi Research Institute Inc.	29,900	930,280
Mitsubishi Shokuhin Co. Ltd.	55,800	1,788,697
Mitsuboshi Belting Ltd.	72,200	1,828,037
Mitsui DM Sugar Holdings Co. Ltd.	37,300	826,151
Mitsui E&S Co. Ltd.	294,200	2,980,416
Mitsui Fudosan Logistics Park Inc.	9,564	6,290,462
Mitsui High-Tec Inc.	307,500	1,786,850
Mitsui Mining & Smelting Co. Ltd.	170,400	5,023,878
Mitsui-Soko Holdings Co. Ltd.	59,600	2,951,386
Mitsuuroko Group Holdings Co. Ltd.	106,400	1,237,358
Miura Co. Ltd.	275,000	6,626,800
Mixi Inc.	119,200	2,471,734
Mizuho Leasing Co. Ltd.	393,000	2,572,137
Mizuno Corp.	53,400	2,982,116
Mochida Pharmaceutical Co. Ltd.	65,700	1,425,622
Modec Inc.	149,300	3,069,100
Monex Group Inc.	578,970	3,383,492
Money Forward Inc.(b)(c)	135,700	3,755,468
Monogatari Corp. (The)	97,000	2,091,526
Mori Hills REIT Investment Corp.	4,641	3,754,314
Mori Trust REIT Inc.	8,453	3,447,684
Schedule of Investments
60

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Morinaga & Co. Ltd./Japan	220,400	$3,799,058
Morinaga Milk Industry Co. Ltd.	229,100	4,285,865
Morita Holdings Corp.	99,700	1,430,254
MOS Food Services Inc.	79,600	1,800,923
Musashi Seimitsu Industry Co. Ltd.	133,700	2,625,270
Musashino Bank Ltd. (The)	77,600	1,622,558
Nabtesco Corp.	341,300	6,102,860
Nachi-Fujikoshi Corp.	38,900	830,148
Nafco Co. Ltd.(c)	51,900	635,533
Nagaileben Co. Ltd.	75,700	1,014,722
Nagase & Co. Ltd.	272,500	5,118,345
Nagawa Co. Ltd.(c)	26,000	1,086,201
Nagoya Railroad Co. Ltd.	589,500	6,577,554
Nakanishi Inc.	211,900	3,495,325
Namura Shipbuilding Co. Ltd.	144,900	1,860,459
Nankai Electric Railway Co. Ltd.	325,100	5,383,711
Nanto Bank Ltd. (The)	82,100	1,863,892
NEC Networks & System Integration Corp.(c)	117,600	2,504,184
Nextage Co. Ltd.	143,000	1,380,319
NGK Insulators Ltd.	738,100	9,471,542
NH Foods Ltd.	276,100	9,011,719
NHK Spring Co. Ltd.	609,400	7,767,109
Nichias Corp.	169,200	5,537,884
Nichicon Corp.	152,400	1,074,928
Nichiden Corp.	40,500	794,830
Nichiha Corp.	74,100	1,385,045
Nichirei Corp.	336,200	8,542,054
Nifco Inc./Japan	251,800	6,017,644
Nihon Kohden Corp.	508,800	7,262,794
Nihon M&A Center Holdings Inc.	943,000	3,680,155
Nihon Parkerizing Co. Ltd.	268,300	2,187,922
Nikkiso Co. Ltd.	146,800	959,118
Nikkon Holdings Co. Ltd.	322,700	4,696,071
Nikon Corp.	882,100	9,450,374
Nippn Corp., New	134,900	1,886,772
Nippon Accommodations Fund Inc.	1,413	5,313,934
Nippon Ceramic Co. Ltd.	51,700	809,787
Nippon Densetsu Kogyo Co. Ltd.	108,600	1,429,633
Nippon Electric Glass Co. Ltd.	233,600	5,017,981
Nippon Express Holdings Inc.	653,000	10,583,860
Nippon Gas Co. Ltd.	319,300	4,477,481
Nippon Kanzai Holdings Co. Ltd.	50,800	873,115
Nippon Kayaku Co. Ltd.	435,200	3,561,733
Nippon Light Metal Holdings Co. Ltd.	179,290	1,836,152
Nippon Paper Industries Co. Ltd.	311,200	1,776,713
Nippon Parking Development Co. Ltd.	653,700	891,575
Nippon Prologis REIT Inc.	7,183	10,954,389
Nippon REIT Investment Corp.	5,353	2,808,625
Nippon Road Co. Ltd. (The)	64,900	763,592
Nippon Seiki Co. Ltd.	140,300	1,008,095
Nippon Shinyaku Co. Ltd.	163,700	3,961,007
Nippon Shokubai Co. Ltd.	319,900	3,880,662
Nippon Soda Co. Ltd.	138,800	2,575,485
Nippon Television Holdings Inc.	164,300	3,033,004
Nipro Corp.	456,100	4,260,378
Nishimatsu Construction Co. Ltd.	93,900	3,050,786
Nishimatsuya Chain Co. Ltd.	120,500	1,805,829
Nishi-Nippon Financial Holdings Inc.	375,800	5,156,472
Nishi-Nippon Railroad Co. Ltd.	187,000	2,703,977
Nishio Holdings Co. Ltd.	61,700	1,696,309
Nissan Chemical Corp.	411,300	12,374,898
Nissan Shatai Co. Ltd.	222,000	1,472,155
Security	Shares	Value
Japan (continued)
Nissha Co. Ltd.	114,700	$1,197,774
Nisshin Oillio Group Ltd. (The)	84,600	2,714,523
Nisshin Seifun Group Inc.	673,000	7,568,303
Nisshinbo Holdings Inc.	456,700	2,612,808
Nissui Corp.	893,500	4,923,375
Niterra Co. Ltd.	468,600	15,455,483
Nitta Corp.	52,000	1,207,966
Nittetsu Mining Co. Ltd.	33,600	1,024,844
Nitto Boseki Co. Ltd.	72,300	2,657,500
Nitto Kogyo Corp.	77,500	1,450,154
Noevir Holdings Co. Ltd.	46,300	1,379,526
NOF Corp.	647,400	8,613,266
Nohmi Bosai Ltd.	68,900	1,369,236
Nojima Corp.	198,800	2,988,096
NOK Corp.	270,700	4,095,822
Nomura Co. Ltd.	243,700	1,435,230
Nomura Micro Science Co. Ltd.(c)	85,100	1,414,515
Nomura Real Estate Holdings Inc.	347,300	9,230,761
Nomura Real Estate Master Fund Inc.	12,510	12,048,420
Noritake Co. Ltd.	62,300	1,544,173
Noritsu Koki Co. Ltd.	57,200	1,849,627
Noritz Corp.	98,600	1,079,255
North Pacific Bank Ltd.	809,400	2,735,643
NS Solutions Corp.	200,700	5,105,157
NS United Kaiun Kaisha Ltd.	32,800	827,792
NSD Co. Ltd.	192,480	4,064,008
NSK Ltd.	1,183,000	5,135,178
NTN Corp.	1,404,000	2,248,907
NTT UD REIT Investment Corp.	4,767	4,058,570
Nxera Pharma Co. Ltd.(b)(c)	252,200	1,565,482
Obara Group Inc.	30,300	740,966
OBIC Business Consultants Co. Ltd.	96,200	4,822,445
Odakyu Electric Railway Co. Ltd.	989,300	9,383,429
Ogaki Kyoritsu Bank Ltd. (The)	106,800	1,474,959
Ohsho Food Service Corp.	112,300	2,090,841
Oiles Corp.	64,500	1,013,919
Oji Holdings Corp.	2,553,600	10,313,404
Okamoto Industries Inc.	30,900	1,056,658
Okamura Corp.	178,400	2,280,664
Okasan Securities Group Inc.	431,000	1,781,391
Oki Electric Industry Co. Ltd.	258,100	1,613,726
Okinawa Cellular Telephone Co.	70,400	1,933,036
OKUMA Corp.	142,000	3,202,902
Okumura Corp.	95,200	2,394,839
Onward Holdings Co. Ltd.	324,600	1,299,956
Open House Group Co. Ltd.	246,800	8,073,688
Open Up Group Inc.	176,031	2,138,478
Optorun Co. Ltd.	93,500	1,089,017
Organo Corp.	79,700	3,945,199
Orient Corp.	162,160	853,473
Orix JREIT Inc.	8,213	9,112,993
Osaka Soda Co. Ltd.	230,500	2,474,973
Osaka Steel Co. Ltd.	46,300	697,319
OSAKA Titanium Technologies Co. Ltd.(c)	102,100	1,241,809
OSG Corp.	209,400	2,317,521
Pacific Industrial Co. Ltd.	126,200	1,235,708
PAL GROUP Holdings Co. Ltd.	130,200	2,872,449
PALTAC Corp.	90,200	2,520,510
Paramount Bed Holdings Co. Ltd.	127,800	2,308,036
Park24 Co. Ltd.	401,900	5,306,514
Pasona Group Inc.	74,900	968,226
Penta-Ocean Construction Co. Ltd.	867,700	3,660,276
61
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
PeptiDream Inc.(b)	310,500	$4,261,571
Persol Holdings Co. Ltd.	5,478,800	8,347,135
PHC Holdings Corp.	101,800	681,041
Pigeon Corp.	366,700	3,475,047
PILLAR Corp./Japan	55,900	1,524,205
Pilot Corp.	94,100	2,668,841
Piolax Inc.	77,100	1,160,820
PKSHA Technology Inc.(b)	57,100	1,311,756
Plus Alpha Consulting Co. Ltd.	81,800	943,832
Pola Orbis Holdings Inc.	278,400	2,533,314
Pressance Corp.	72,400	1,112,269
Prestige International Inc.	286,500	1,292,759
Prima Meat Packers Ltd.	81,800	1,155,565
Raito Kogyo Co. Ltd.	125,200	1,767,374
Raiznext Corp.	87,400	872,936
Rakus Co. Ltd.	260,600	3,236,815
Rakuten Bank Ltd., NVS(b)	301,600	9,258,033
Relo Group Inc.	284,700	3,489,397
Rengo Co. Ltd.	585,000	3,306,555
RENOVA Inc.(b)(c)	133,600	531,171
Resonac Holdings Corp.	551,600	13,371,713
Resorttrust Inc.	252,800	5,299,111
Restar Corp.	75,100	1,210,110
Ricoh Leasing Co. Ltd.	43,200	1,427,525
Riken Keiki Co. Ltd.	98,200	1,966,774
Riken Vitamin Co. Ltd.	69,600	1,058,677
Rinnai Corp.	300,800	6,630,499
Riso Kagaku Corp.	123,600	1,118,249
Rohm Co. Ltd.	1,082,700	10,311,319
Rohto Pharmaceutical Co. Ltd.	592,600	10,046,180
Roland Corp.	44,500	1,133,206
Rorze Corp.	338,000	3,684,796
Round One Corp.	628,400	5,303,524
Royal Holdings Co. Ltd.(c)	95,100	1,579,486
RS Technologies Co. Ltd.	48,900	950,630
Ryohin Keikaku Co. Ltd.	797,100	21,120,628
Ryoyo Ryosan Holdings Inc.	86,092	1,392,385
S Foods Inc.	48,500	783,894
Saibu Gas Holdings Co. Ltd.	74,400	820,145
Saizeriya Co. Ltd.	97,500	2,915,495
Sakai Moving Service Co. Ltd.	74,100	1,151,353
Sakata INX Corp.	128,500	1,411,941
Sakata Seed Corp.	87,600	2,069,149
Sakura Internet Inc.(c)	73,200	2,218,186
Samty Residential Investment Corp.	1,320	793,519
San-A Co. Ltd.	122,300	2,327,613
San-Ai Obbli Co. Ltd.	152,000	1,761,147
Sangetsu Corp.	132,900	2,470,072
San-In Godo Bank Ltd. (The)	445,700	3,809,699
Sanken Electric Co. Ltd.(b)	70,700	2,776,790
Sanki Engineering Co. Ltd.	112,200	2,258,967
Sankyo Co. Ltd.	569,200	7,632,345
Sankyu Inc.	140,500	5,018,136
Sanrio Co. Ltd.	563,800	21,038,371
Sansan Inc.(b)	220,400	3,440,463
Santec Holdings Corp.	16,300	642,380
Santen Pharmaceutical Co. Ltd.	1,024,800	10,312,377
Sanwa Holdings Corp.	575,000	17,996,339
Sanyo Chemical Industries Ltd.	33,600	847,406
Sanyo Denki Co. Ltd.	29,100	1,759,443
Sanyo Special Steel Co. Ltd.	69,200	888,507
Sapporo Holdings Ltd.	197,800	9,175,666
Security	Shares	Value
Japan (continued)
Sato Holdings Corp.	81,300	$1,153,070
Sawai Group Holdings Co. Ltd.	348,500	4,501,272
SBI Sumishin Net Bank Ltd., NVS	165,100	5,031,167
SBS Holdings Inc.	52,300	831,318
Sega Sammy Holdings Inc.	495,900	9,598,135
Seibu Holdings Inc.	713,200	15,382,301
Seiko Group Corp.	85,400	2,922,100
Seino Holdings Co. Ltd.	326,700	4,931,771
Seiren Co. Ltd.	154,600	2,670,070
Sekisui House REIT Inc.	13,822	7,065,968
Sekisui Jushi Corp.	75,600	956,018
Senko Group Holdings Co. Ltd.	372,000	3,729,656
Senshu Electric Co. Ltd.	38,200	1,238,735
Senshu Ikeda Holdings Inc.	698,100	1,974,363
Septeni Holdings Co. Ltd.(c)	236,500	606,258
Seria Co. Ltd.	146,600	2,516,507
Seven Bank Ltd.	1,881,700	3,732,243
Sharp Corp./Japan(b)	811,200	4,871,839
Shibaura Machine Co. Ltd.	70,500	1,623,417
Shibaura Mechatronics Corp.	40,500	2,119,851
Shibuya Corp.	51,500	1,210,635
SHIFT Inc.(b)(c)	592,500	4,886,860
Shiga Bank Ltd. (The)	111,400	3,310,286
Shikoku Electric Power Co. Inc.	523,400	4,011,101
Shikoku Kasei Holdings Corp.	86,500	1,067,182
Shimamura Co. Ltd.	138,500	7,880,780
Shimizu Corp.	1,636,900	14,192,384
Shin Nippon Air Technologies Co. Ltd.	66,500	822,795
Shinagawa Refractories Co. Ltd.	77,600	866,640
Shin-Etsu Polymer Co. Ltd.	122,700	1,283,058
Shinko Electric Industries Co. Ltd.(b)	214,300	8,080,477
Shinmaywa Industries Ltd.	169,600	1,476,950
Shinnihon Corp.	59,900	617,478
Ship Healthcare Holdings Inc.	262,400	3,581,250
Shizuoka Gas Co. Ltd.	135,600	877,861
SHO-BOND Holdings Co. Ltd.	118,700	3,846,503
Shochiku Co. Ltd.(c)	26,600	2,097,969
Shoei Co. Ltd.	152,500	2,114,986
Shoei Foods Corp.(c)	33,600	888,404
Showa Sangyo Co. Ltd.	56,200	1,001,503
Simplex Holdings Inc.	121,600	2,271,546
Sinfonia Technology Co. Ltd.	70,900	3,176,192
Sinko Industries Ltd.	152,200	1,215,299
SKY Perfect JSAT Holdings Inc.	525,200	3,146,668
Skylark Holdings Co. Ltd.	716,600	11,337,734
SMS Co. Ltd.	227,900	2,440,404
Socionext Inc.	568,000	8,802,439
Sohgo Security Services Co. Ltd.	1,118,200	7,511,568
Sojitz Corp.	709,820	14,590,046
SOSiLA Logistics REIT Inc.	2,162	1,540,173
Sotetsu Holdings Inc.	251,400	4,164,497
Square Enix Holdings Co. Ltd.	249,000	10,092,724
Stanley Electric Co. Ltd.	391,600	6,532,253
Star Asia Investment Corp.	7,922	2,638,774
Star Micronics Co. Ltd.	112,000	1,407,722
Starts Corp. Inc.	94,700	2,352,444
Strike Co. Ltd.	31,900	649,537
Sugi Holdings Co. Ltd.	329,100	5,723,182
SUMCO Corp.	1,095,500	8,088,087
Sumitomo Bakelite Co. Ltd.	239,300	5,762,554
Sumitomo Chemical Co. Ltd.	4,685,400	10,135,037
Sumitomo Densetsu Co. Ltd.	51,500	1,651,160
Schedule of Investments
62

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Sumitomo Forestry Co. Ltd.	487,300	$16,658,693
Sumitomo Heavy Industries Ltd.	344,300	7,095,235
Sumitomo Osaka Cement Co. Ltd.	97,300	2,074,819
Sumitomo Pharma Co. Ltd.(b)	579,900	2,271,094
Sumitomo Riko Co. Ltd.	113,900	1,325,689
Sumitomo Rubber Industries Ltd.	539,400	6,287,836
Sumitomo Warehouse Co. Ltd. (The)	153,200	2,669,575
Sun Corp.	42,800	2,595,008
Sun Frontier Fudousan Co. Ltd.	96,700	1,250,063
Sundrug Co. Ltd.	222,600	6,024,074
Suruga Bank Ltd.	411,400	3,197,870
Suzuken Co. Ltd.	194,500	6,070,994
SWCC Corp.	98,000	4,778,575
Systena Corp.	808,600	1,848,708
T Hasegawa Co. Ltd.	101,600	1,958,734
Tadano Ltd.	308,500	2,286,024
Taihei Dengyo Kaisha Ltd.	37,700	1,169,215
Taiheiyo Cement Corp.	354,200	8,920,596
Taikisha Ltd.	75,100	2,260,406
Taiyo Holdings Co. Ltd.	123,700	3,327,241
Taiyo Yuden Co. Ltd.	393,400	5,500,179
Takamatsu Construction Group Co. Ltd.	52,600	928,903
Takara Bio Inc.	155,900	1,035,915
Takara Holdings Inc.	470,600	4,139,289
Takara Leben Real Estate Investment Corp.	2,851	1,627,327
Takara Standard Co. Ltd.	122,900	1,327,947
Takasago International Corp.	39,200	1,359,642
Takasago Thermal Engineering Co. Ltd.	132,200	5,148,941
Takashimaya Co. Ltd.	878,600	7,459,216
Takeuchi Manufacturing Co. Ltd.	109,000	3,815,416
Takuma Co. Ltd.	206,800	2,238,452
Tama Home Co. Ltd.	44,700	946,291
Tamron Co. Ltd.	108,100	3,162,345
TBS Holdings Inc.	108,000	2,938,312
TechMatrix Corp.	121,000	1,962,846
TechnoPro Holdings Inc.	332,300	6,632,896
Teijin Ltd.	560,800	4,783,559
THK Co. Ltd.	370,900	9,148,653
TKC Corp.	87,000	2,135,677
Toa Corp./Tokyo	155,800	1,190,153
Toagosei Co. Ltd.	245,600	2,277,262
Tobu Railway Co. Ltd.	571,300	9,831,938
Tocalo Co. Ltd.	169,600	1,965,545
Toda Corp.	671,500	4,064,946
Toei Animation Co. Ltd.	200,400	4,100,421
Toei Co. Ltd.	105,100	3,854,290
Toenec Corp.	131,300	865,537
Toho Bank Ltd. (The)	533,900	1,064,908
Toho Gas Co. Ltd.	231,000	5,797,961
Toho Holdings Co. Ltd.	170,900	4,724,660
Toho Titanium Co. Ltd.(c)	101,600	678,251
Tohoku Electric Power Co. Inc.	1,423,000	10,400,145
Tokai Carbon Co. Ltd.	638,300	3,554,901
Tokai Corp./Gifu	40,500	573,934
TOKAI Holdings Corp.	296,700	1,805,865
Tokai Rika Co. Ltd.	162,200	2,382,873
Tokai Tokyo Financial Holdings Inc.	677,300	2,210,718
Token Corp.	18,200	1,456,194
Tokuyama Corp.	197,000	3,269,666
Tokyo Century Corp.	471,800	4,566,344
Tokyo Electron Device Ltd.	54,800	1,105,624
Tokyo Kiraboshi Financial Group Inc.	77,800	2,405,946
Security	Shares	Value
Japan (continued)
Tokyo Ohka Kogyo Co. Ltd.	299,500	$6,673,312
Tokyo Seimitsu Co. Ltd.	125,100	5,922,900
Tokyo Steel Manufacturing Co. Ltd.	173,700	1,748,974
Tokyo Tatemono Co. Ltd.	590,800	9,110,792
Tokyotokeiba Co. Ltd.	46,600	1,344,176
Tokyu Construction Co. Ltd.	227,140	1,078,999
Tokyu Fudosan Holdings Corp.	1,801,000	11,563,650
Tokyu REIT Inc.	2,550	2,668,656
TOMONY Holdings Inc.	532,400	1,545,709
Tomy Co. Ltd.	262,300	8,083,079
Topcon Corp.	307,200	5,750,403
Topre Corp.	112,700	1,376,909
Toridoll Holdings Corp.	150,700	3,655,731
Torii Pharmaceutical Co. Ltd.	41,100	1,315,116
Tosei Corp.	94,800	1,457,440
Toshiba TEC Corp.	100,100	2,195,224
Tosoh Corp.	816,500	10,863,372
Totech Corp.	74,700	1,139,871
Totetsu Kogyo Co. Ltd.	74,900	1,548,847
Towa Corp.(c)	196,800	2,595,198
Towa Pharmaceutical Co. Ltd.	81,900	1,585,577
Toyo Construction Co. Ltd.	154,300	1,385,161
Toyo Seikan Group Holdings Ltd.	388,800	5,903,309
Toyo Suisan Kaisha Ltd.	278,900	18,021,421
Toyo Tanso Co. Ltd.	45,100	1,153,528
Toyo Tire Corp.	336,700	5,534,457
Toyobo Co. Ltd.	243,700	1,540,657
Toyoda Gosei Co. Ltd.	183,800	3,284,902
Toyota Boshoku Corp.	266,300	3,534,672
Transcosmos Inc.	69,100	1,428,873
TRE Holdings Corp.	140,000	1,408,052
Tri Chemical Laboratories Inc.	85,200	1,771,296
Trial Holdings Inc.(c)	114,500	1,999,274
Trusco Nakayama Corp.	146,100	1,946,290
TS Tech Co. Ltd.	244,200	2,767,663
Tsubakimoto Chain Co.	231,800	2,848,109
Tsuburaya Fields Holdings Inc.(c)	115,300	1,381,025
Tsugami Corp.	115,500	1,235,099
Tsumura & Co.	179,500	5,284,816
Tsuruha Holdings Inc.	117,200	7,172,987
Tsurumi Manufacturing Co. Ltd.	39,500	856,856
TV Asahi Holdings Corp.	68,900	1,089,249
UACJ Corp.	116,194	3,992,002
UBE Corp.	298,200	4,385,703
Ulvac Inc.	141,200	5,553,151
U-Next Holdings Co. Ltd.	204,600	2,451,416
Union Tool Co.	28,600	865,618
United Super Markets Holdings Inc.	256,600	1,288,399
United Urban Investment Corp.	9,300	9,006,848
Universal Entertainment Corp.(c)	77,900	569,230
Ushio Inc.	234,400	3,142,707
USS Co. Ltd.	1,293,200	11,595,205
UT Group Co. Ltd.	89,800	1,266,550
Valor Holdings Co. Ltd.	109,700	1,541,905
Visional Inc.(b)	76,100	3,775,069
Wacoal Holdings Corp.	121,400	4,236,166
Wacom Co. Ltd.	422,200	1,816,899
Wakita & Co. Ltd.	100,200	1,164,510
Welcia Holdings Co. Ltd.	291,200	4,191,054
West Holdings Corp.	69,730	708,090
WingArc1st Inc.	60,800	1,342,273
Workman Co. Ltd.(c)	64,100	1,794,310
63
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Yamabiko Corp.	101,600	$1,788,462
Yamada Holdings Co. Ltd.	1,643,000	4,824,180
Yamaguchi Financial Group Inc.	558,100	6,219,606
Yamaha Corp.	1,200,200	8,488,214
Yamato Holdings Co. Ltd.	788,700	9,447,022
Yamato Kogyo Co. Ltd.	123,000	6,086,746
Yamazaki Baking Co. Ltd.	378,800	6,811,382
Yamazen Corp.	182,200	1,569,206
Yaoko Co. Ltd.	66,000	3,859,889
Yellow Hat Ltd.	118,600	2,091,928
Yodogawa Steel Works Ltd.	61,100	2,212,438
Yokogawa Bridge Holdings Corp.	100,800	1,750,808
Yokohama Rubber Co. Ltd. (The)	401,100	9,030,334
Yonex Co. Ltd.	192,400	2,588,558
Yoshinoya Holdings Co. Ltd.(c)	207,400	3,932,737
Yuasa Trading Co. Ltd.	47,800	1,357,889
Yurtec Corp.	114,700	1,288,333
Zacros Corp.	37,700	966,676
Zenkoku Hosho Co. Ltd.	164,700	5,843,190
Zeon Corp.	476,300	4,427,730
ZERIA Pharmaceutical Co. Ltd.	77,200	1,110,310
ZIGExN Co. Ltd.	168,300	501,424
Zojirushi Corp.	116,500	1,263,664
Zuken Inc.	48,400	1,523,988
		3,083,700,473
Netherlands — 1.3%
Aalberts NV	314,028	11,084,222
Allfunds Group PLC	1,061,903	5,460,625
AMG Critical Materials NV(c)	100,277	1,455,158
Arcadis NV	226,662	12,940,257
Basic-Fit NV(b)(c)(d)	157,280	3,978,017
Brunel International NV(c)	70,258	682,143
Corbion NV	169,257	3,951,633
Eurocommercial Properties NV	138,293	3,375,281
Flow Traders Ltd., NVS	106,340	2,672,003
Fugro NV	355,280	5,670,937
Havas NV(b)	2,298,849	3,622,552
Just Eat Takeaway.com NV(b)(d)	555,176	6,704,016
Koninklijke BAM Groep NV	840,298	3,688,995
Koninklijke Heijmans NV	82,512	2,749,352
Koninklijke Vopak NV	218,251	10,017,908
OCI NV	337,163	3,882,583
Pharming Group NV(b)(c)	2,196,561	1,973,366
Pharvaris NV(b)(c)	44,223	778,325
PostNL NV	999,615	1,017,274
SBM Offshore NV	458,339	8,562,753
Signify NV(d)	401,490	8,666,836
Sligro Food Group NV(c)	64,974	714,411
TKH Group NV	124,460	4,582,146
TomTom NV(b)(c)	207,173	1,094,099
Van Lanschot Kempen NV	93,963	4,623,087
Wereldhave NV	108,172	1,640,772
		115,588,751
New Zealand — 0.6%
Air New Zealand Ltd.	5,189,851	1,844,549
Contact Energy Ltd.	2,523,420	13,237,100
EBOS Group Ltd.	490,123	11,060,117
Fletcher Building Ltd.(b)	3,375,434	5,432,477
Goodman Property Trust	3,413,572	4,015,224
Kiwi Property Group Ltd.	4,994,993	2,558,896
Ryman Healthcare Ltd.(b)(c)	1,920,488	4,723,813
Security	Shares	Value
New Zealand (continued)
Spark New Zealand Ltd.	5,797,571	$9,517,737
		52,389,913
Norway — 2.2%
Aker ASA, Class A	68,177	3,658,573
Aker Solutions ASA	832,096	2,362,625
Atea ASA	253,478	3,229,304
Austevoll Seafood ASA	295,922	2,891,584
AutoStore Holdings Ltd.(b)(c)(d)	3,825,093	3,429,541
Avance Gas Holding Ltd.(c)(d)	59,650	455,625
Bakkafrost P/F	158,710	9,065,177
Belships ASA	368,695	658,301
BlueNord ASA(b)	75,474	4,480,950
BW LPG Ltd.(d)	265,966	3,358,955
BW Offshore Ltd.	286,573	805,130
Cadeler AS(b)	675,827	3,594,475
Cool Co. Ltd.(c)	75,334	653,924
Crayon Group Holding ASA(b)(d)	256,397	2,391,161
DNO ASA	1,372,895	1,583,364
DOF Group ASA(b)	441,659	3,708,413
Elkem ASA(b)(d)	953,649	1,880,556
Entra ASA(b)(d)	233,444	2,417,207
Europris ASA(d)	506,237	3,693,203
Flex LNG Ltd.	102,189	2,616,411
Frontline PLC, NVS(c)	451,945	7,928,111
Golden Ocean Group Ltd.(b)(c)	404,612	3,764,182
Grieg Seafood ASA(c)	175,218	1,158,708
Hexagon Composites ASA(b)	434,445	1,440,253
Hoegh Autoliners ASA	335,507	3,043,735
Kitron ASA	591,034	2,024,757
Leroy Seafood Group ASA	854,701	4,240,015
MPC Container Ships ASA	1,207,636	1,963,167
NEL ASA(b)(c)	5,459,552	1,137,800
Norconsult Norge A/S, NVS	343,098	1,320,109
Nordic Semiconductor ASA(b)	583,321	5,857,771
Norwegian Air Shuttle ASA(b)(c)	2,465,387	2,354,824
Odfjell Drilling Ltd.	292,409	1,602,002
Odfjell SE, Class A	57,814	604,767
Paratus Energy Services Ltd.(c)	294,711	1,160,232
Protector Forsikring ASA	168,632	4,920,895
Scatec ASA(b)(d)	404,405	2,827,932
Schibsted ASA, Class A	226,747	6,731,073
Schibsted ASA, Class B	294,550	8,419,896
SpareBank 1 Nord Norge	287,968	3,323,207
SpareBank 1 Oestlandet	131,214	1,936,440
SpareBank 1 SMN	420,824	6,785,265
SpareBank 1 Sor-Norge ASA	651,435	9,285,089
Stolt-Nielsen Ltd.	74,275	1,922,710
Storebrand ASA	1,334,936	15,718,607
Subsea 7 SA	713,987	11,778,172
TGS ASA	611,953	6,158,788
TOMRA Systems ASA	696,859	10,300,273
Wallenius Wilhelmsen ASA	337,022	2,722,986
Wilh Wilhelmsen Holding ASA, Class A	43,033	1,566,399
		190,932,644
Portugal — 0.3%
Altri SGPS SA	211,774	1,265,440
Banco Comercial Portugues SA, Class R	18,944,929	9,889,099
Corticeira Amorim SGPS SA	91,396	798,179
CTT-Correios de Portugal SA	238,929	1,457,403
Mota-Engil SGPS SA	288,486	857,014
Navigator Co. SA (The)	666,245	2,434,637
Schedule of Investments
64

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Portugal (continued)
NOS SGPS SA	633,662	$2,231,741
REN - Redes Energeticas Nacionais SGPS SA	1,278,642	3,150,351
Semapa-Sociedade de Investimento e Gestao	64,554	1,005,306
Sonae SGPS SA	2,418,719	2,260,771
		25,349,941
Singapore — 2.2%
AIMS APAC REIT	1,839,375	1,744,411
Bitdeer Technologies Group, Class A, NVS(b)(c)	112,778	2,088,649
CapitaLand Ascott Trust(c)	8,384,096	5,511,430
CapitaLand China Trust(c)	3,763,734	2,028,417
Capitaland India Trust	3,281,642	2,458,469
CDL Hospitality Trusts(c)	2,840,000	1,803,578
City Developments Ltd.	1,577,700	5,848,904
ComfortDelGro Corp. Ltd.	6,901,200	7,152,573
Digital Core REIT Management Pte. Ltd.(c)	2,869,500	1,587,677
Eagle Hospitality Trust(a)(b)(c)	1,640,200	16
ESR-LOGOS REIT	19,635,473	3,756,603
Far East Hospitality Trust(c)	3,047,400	1,356,642
First Resources Ltd.(c)	1,766,600	1,881,096
Frasers Centrepoint Trust	3,967,341	6,226,834
Frasers Hospitality Trust(c)	2,596,800	1,105,453
Frasers Logistics & Commercial Trust	8,796,936	5,706,331
Golden Agri-Resources Ltd.(c)	20,518,300	3,699,031
Hafnia Ltd.	877,320	4,623,380
Hong Fok Corp. Ltd.	1,141,600	662,183
Hutchison Port Holdings Trust, Class U	15,081,900	2,398,022
iFAST Corp. Ltd.	406,600	2,230,343
Keppel DC REIT	6,001,051	9,678,976
Keppel Infrastructure Trust	13,396,590	4,485,245
Keppel REIT	7,760,000	4,868,004
Lendlease Global Commercial REIT(c)	5,344,629	2,175,358
Mapletree Industrial Trust	6,751,693	10,408,925
Mapletree Logistics Trust	11,288,500	10,087,400
Mapletree Pan Asia Commercial Trust(c)	7,541,800	6,679,526
NetLink NBN Trust	9,220,100	5,834,648
Olam Group Ltd.(c)	3,060,400	2,612,262
Paragon REIT(c)	3,702,136	2,410,548
Parkway Life REIT	1,217,300	3,459,082
Raffles Medical Group Ltd.(c)	2,652,600	1,629,817
Riverstone Holdings Ltd./Singapore	1,626,400	1,218,371
Sasseur REIT	1,766,900	883,243
SATS Ltd.	2,790,379	6,944,816
Seatrium Ltd.(b)	6,936,900	11,339,371
Sheng Siong Group Ltd.(c)	2,075,400	2,485,679
SIA Engineering Co. Ltd.	952,100	1,665,555
Singapore Post Ltd.(c)	4,666,100	1,900,603
Starhill Global REIT	4,499,200	1,688,442
StarHub Ltd.(c)	1,849,400	1,671,693
Stoneweg European REIT	978,860	1,583,763
Suntec REIT(c)	6,427,900	5,613,089
Super Hi International Holding Ltd.(b)	723,000	1,730,899
UMS Integration Ltd.(c)	1,940,100	1,494,337
UOL Group Ltd.	1,454,200	5,423,365
Venture Corp. Ltd.(c)	872,400	8,096,230
Yangzijiang Financial Holding Ltd.	7,018,800	2,445,016
Yanlord Land Group Ltd.(b)(c)	1,850,800	773,634
		185,157,939
Spain — 1.7%
Acerinox SA	577,883	5,798,938
Aedas Homes SA(d)	27,625	855,447
Almirall SA	235,515	2,312,966
Security	Shares	Value
Spain (continued)
Atresmedia Corp. de Medios de Comunicacion SA	266,745	$1,219,171
Audax Renovables SA	696,828	1,103,130
Bankinter SA	2,110,685	17,983,194
CIE Automotive SA	132,325	3,527,102
Construcciones y Auxiliar de Ferrocarriles SA	54,365	2,013,418
Distribuidora Internacional de Alimentacion SA(b)	65,957,017	1,142,678
eDreams ODIGEO SA(b)	294,868	2,808,127
Enagas SA	743,835	9,413,929
Ence Energia y Celulosa SA	390,804	1,410,323
Faes Farma SA	1,036,089	3,804,930
Fluidra SA	299,319	7,685,020
Gestamp Automocion SA(d)	549,996	1,505,238
Global Dominion Access SA(d)	288,541	905,481
Grenergy Renovables SA(b)	41,953	1,553,737
Indra Sistemas SA	272,944	5,231,295
Inmobiliaria Colonial SOCIMI SA	876,602	4,946,437
Laboratorios Farmaceuticos Rovi SA	63,404	4,281,793
Let's Gowex SA.(a)(b)(c)	51,450	1
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,757,644	2,275,579
Logista Integral SA	188,450	5,694,012
Mapfre SA	2,912,463	8,091,803
Melia Hotels International SA	341,195	2,540,999
Merlin Properties SOCIMI SA	1,238,187	14,269,212
Neinor Homes SA(d)	71,732	1,254,634
Pharma Mar SA	43,031	4,116,326
Prosegur Cash SA(d)	1,260,096	747,732
Prosegur Cia. de Seguridad SA	373,034	698,896
Sacyr SA	1,589,085	5,197,536
Sacyr SA, NVS	39,727	130,315
Solaria Energia y Medio Ambiente SA(b)(c)	259,327	2,029,036
Talgo SA(b)(c)(d)	227,501	920,438
Tecnicas Reunidas SA(b)	148,175	2,092,301
Unicaja Banco SA(d)	3,331,418	4,740,290
Vidrala SA	70,303	7,198,722
Viscofan SA	127,166	8,060,437
		149,560,623
Sweden — 5.5%
AAK AB	573,170	16,658,996
AcadeMedia AB(d)	245,273	1,513,075
AddLife AB, Class B	375,731	5,121,223
Addnode Group AB, Class B	395,844	4,203,551
AFRY AB	309,335	4,923,810
Alimak Group AB(d)	221,367	2,319,923
Alleima AB, NVS	588,779	4,881,597
Alligo AB, Class B	51,647	660,505
Ambea AB(d)	256,845	2,153,241
AQ Group AB	173,604	2,481,398
Arjo AB, Class B	659,612	2,367,698
Atrium Ljungberg AB, Class B	164,303	2,905,783
Attendo AB(d)	318,113	1,471,816
Avanza Bank Holding AB	397,810	11,929,298
Axfood AB	338,010	7,255,396
Betsson AB, Class B	361,616	4,942,305
Better Collective A/S(b)(c)	120,288	1,171,658
Bilia AB, Class A	200,391	2,349,324
Billerud Aktiebolag	703,726	7,235,409
BioArctic AB, Class B(b)(c)(d)	116,494	2,315,836
BioGaia AB, Class B	294,986	3,229,793
Biotage AB	215,992	2,766,181
BoneSupport Holding AB(b)(d)	184,797	5,792,468
Boozt AB(b)(c)(d)	183,323	2,157,945
65
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Bravida Holding AB(d)	651,727	$5,200,836
Bufab AB	83,880	3,535,914
Bure Equity AB	174,129	6,334,977
Camurus AB(b)	112,267	6,017,253
Castellum AB(b)	1,243,183	13,483,346
Catena AB	141,254	6,153,209
Cibus Nordic Real Estate AB publ	198,073	3,211,845
Clas Ohlson AB, Class B	124,622	2,659,934
Cloetta AB, Class B	585,107	1,493,401
Corem Property Group AB, Class B	1,776,310	941,907
Creades AB, Class A	162,691	1,174,231
Dios Fastigheter AB	339,140	2,346,005
Dometic Group AB(d)	967,300	4,898,433
Electrolux AB, Class B(b)	693,849	6,287,223
Electrolux Professional AB, Class B	754,595	5,215,201
Elekta AB, Class B	1,152,937	6,832,657
Embracer Group AB(b)(c)	402,665	8,141,742
Engcon AB(c)	122,267	1,149,031
Fabege AB	718,066	5,370,876
FastPartner AB, Class A	180,882	1,021,232
Fortnox AB	1,527,869	10,576,236
Granges AB	326,079	3,955,166
Hemnet Group AB	272,189	9,044,725
Hexatronic Group AB(b)(c)	519,246	1,695,109
Hexpol AB	826,532	7,733,385
HMS Networks AB	103,741	4,797,849
Hoist Finance AB(b)(d)	128,601	1,082,356
Hufvudstaden AB, Class A	339,601	3,780,706
Husqvarna AB, Class B	1,110,035	5,911,096
Instalco AB(c)	757,870	2,158,039
Investment AB Oresund	123,406	1,322,180
INVISIO AB	113,846	3,388,335
Inwido AB	179,714	3,306,486
JM AB(c)	193,794	2,877,705
Kinnevik AB, Class B	767,262	6,057,145
Lindab International AB	238,261	4,254,967
Loomis AB, Class B	222,629	7,085,894
Medicover AB, Class B	206,639	3,816,948
MEKO AB	122,458	1,462,277
Millicom International Cellular SA, SDR	323,560	8,655,269
MIPS AB	84,472	4,117,885
Modern Times Group MTG AB, Class B(b)	271,344	2,519,576
Munters Group AB(d)	403,851	6,416,382
Mycronic AB	244,898	9,928,757
NCAB Group AB(c)	570,927	3,434,480
NCC AB, Class B	257,467	4,152,569
New Wave Group AB, Class B	283,216	2,698,856
Nolato AB, Class B	619,267	3,222,456
Nordnet AB publ	433,619	10,307,861
Norion Bank AB(b)	190,742	575,793
NP3 Fastigheter AB	96,345	2,289,625
Nyfosa AB	520,691	5,342,341
Pandox AB, Class B	340,892	6,225,818
Paradox Interactive AB	114,841	2,247,560
Peab AB, Class B	527,858	3,786,180
Platzer Fastigheter Holding AB, Class B	182,713	1,408,932
Ratos AB, Class B	647,048	2,028,245
Rusta AB	178,023	1,332,628
Rvrc Holding AB(c)	223,698	998,266
Samhallsbyggnadsbolaget i Norden AB(c)	3,419,352	1,732,281
Scandic Hotels Group AB(d)	483,335	3,362,737
Sdiptech AB, Class B(b)	98,534	2,017,383
Security	Shares	Value
Sweden (continued)
Sectra AB, Class B	425,676	$9,742,577
Sinch AB(b)(d)	2,152,489	4,555,275
SkiStar AB	130,297	1,967,974
SSAB AB, Class A	703,509	3,379,856
SSAB AB, Class B	1,882,355	8,879,407
Storskogen Group AB, Class B	4,334,709	4,673,510
Surgical Science Sweden AB(b)(c)	113,850	1,775,345
Svolder AB, Class B	276,416	1,365,365
Sweco AB, Class B	626,488	9,790,825
SwedenCare AB	190,027	858,523
Synsam AB	308,116	1,369,985
Thule Group AB(d)	331,191	10,486,222
Troax Group AB	122,611	2,575,509
Truecaller AB, Class B	746,761	4,440,041
VBG Group AB, Class B	54,993	1,637,945
Vimian Group AB(b)(c)	556,218	2,046,886
Vitec Software Group AB, Class B	105,647	5,574,009
Vitrolife AB	236,552	4,745,167
Wallenstam AB, Class B	1,130,171	4,878,700
Wihlborgs Fastigheter AB	867,081	8,591,249
Xvivo Perfusion AB(b)	78,586	3,290,853
Yubico AB(b)(c)	150,608	3,501,596
		467,512,785
Switzerland — 4.4%
Accelleron Industries AG, NVS	298,861	14,935,623
Allreal Holding AG, Registered	47,448	8,883,312
ALSO Holding AG, Registered	18,153	5,015,522
Arbonia AG(b)	165,317	2,258,077
Aryzta AG(b)	2,976,243	5,885,059
Autoneum Holding AG	9,041	1,264,698
Basilea Pharmaceutica Ag Allschwil, Registered(b)	40,007	1,781,205
Belimo Holding AG, Registered	30,988	22,613,137
Bossard Holding AG, Class A, Registered	18,021	4,011,782
Bucher Industries AG, Registered	21,018	8,452,010
Burckhardt Compression Holding AG	9,655	7,294,755
Burkhalter Holding AG	22,811	2,466,862
Bystronic AG, Registered(c)	4,203	1,511,372
Cembra Money Bank AG	94,605	9,321,814
Comet Holding AG, Registered	22,954	6,848,814
COSMO Pharmaceuticals NV	25,559	1,849,397
Daetwyler Holding AG, Bearer	24,437	3,724,244
DKSH Holding AG	111,550	8,769,673
DocMorris AG(b)(c)	39,890	860,358
dormakaba Holding AG	9,889	7,100,893
Dottikon Es Holding AG(b)(c)	10,276	2,470,979
EFG International AG	294,330	4,604,737
Emmi AG, Registered	6,742	5,870,237
Flughafen Zurich AG, Registered	63,024	15,172,628
Forbo Holding AG, Registered	2,958	2,832,527
Galenica AG(d)	157,357	14,023,112
Georg Fischer AG	246,132	19,384,369
Huber + Suhner AG, Registered	44,292	3,676,106
Implenia AG, Registered	37,810	1,442,843
Inficon Holding AG, Registered	5,334	6,875,487
Interroll Holding AG, Registered	2,311	5,419,856
Intershop Holding AG	17,963	2,690,259
Kardex Holding AG, Registered	19,310	5,970,329
Komax Holding AG, Registered(c)	11,452	1,695,009
Kuros Biosciences AG(b)	83,772	2,110,972
Landis+Gyr Group AG	76,245	5,211,581
LEM Holding SA, Registered	1,485	1,407,142
Leonteq AG	28,101	608,152
Schedule of Investments
66

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Medacta Group SA(d)	22,411	$2,863,036
Medmix AG(d)	74,566	1,005,762
Metall Zug AG, Class B, Registered	588	678,543
Mobilezone Holding AG, Registered	125,440	1,570,786
Mobimo Holding AG, Registered	22,759	7,559,262
Montana Aerospace AG(b)(d)	84,722	1,512,577
OC Oerlikon Corp. AG Pfaffikon, Registered	601,975	2,414,913
PolyPeptide Group AG(b)(d)	47,886	1,342,155
PSP Swiss Property AG, Registered	145,517	21,496,064
R&S Group Holding AG	68,113	1,409,489
Rieter Holding AG, Registered	7,671	742,616
Schweiter Technologies AG, NVS	3,239	1,619,945
Sensirion Holding AG(b)(c)(d)	29,571	2,156,047
SFS Group AG	54,780	6,882,858
Siegfried Holding AG, Registered	12,813	14,391,593
SKAN Group AG	39,241	3,399,522
Softwareone Holding AG	381,773	2,498,344
Stadler Rail AG	172,112	3,823,938
Sulzer AG, Registered	59,478	9,654,985
Sunrise Communications AG, Class A(b)	215,704	10,802,371
Swissquote Group Holding SA, Registered	33,759	14,655,360
Tecan Group AG, Registered	40,454	10,385,207
TX Group AG	8,955	1,832,788
u-blox Holding AG	21,987	1,635,618
Valiant Holding AG, Registered	49,552	5,875,825
Vetropack Holding AG, Class A, Registered	39,794	1,109,819
Vontobel Holding AG, Registered	89,710	6,628,978
Ypsomed Holding AG, Registered	12,767	5,016,886
Zehnder Group AG, Registered	25,381	1,402,673
		372,682,892
United Kingdom — 13.6%
4imprint Group PLC	88,901	6,580,146
AB Dynamics PLC	55,316	1,172,825
abrdn PLC	5,780,880	11,056,343
Advanced Medical Solutions Group PLC(c)	681,419	1,765,822
AG Barr PLC	299,398	2,264,463
Airtel Africa PLC(d)	2,958,214	5,267,135
AJ Bell PLC	1,043,606	5,731,389
Alfa Financial Software Holdings PLC(d)	425,400	1,166,637
Alpha Group International PLC	116,225	3,732,379
Alphawave IP Group PLC(b)(c)	1,092,313	1,927,104
AO World PLC(b)(c)	1,362,623	1,660,794
Ashmore Group PLC	1,485,267	3,130,689
Ashtead Technology Holdings PLC	253,054	1,753,927
ASOS PLC(b)(c)	130,782	688,841
Assura PLC	9,863,677	4,602,724
Aston Martin Lagonda Global Holdings PLC(b)(c)(d)	926,352	1,200,684
Atalaya Mining PLC	336,023	1,424,706
Auction Technology Group PLC(b)(c)	327,231	2,507,433
B&M European Value Retail SA	3,144,896	12,555,685
Babcock International Group PLC	789,479	5,266,345
Balfour Beatty PLC	1,626,211	9,380,005
Bank of Georgia Group PLC	112,064	6,606,982
Beazley PLC	2,015,573	20,811,423
Bellway PLC	374,318	12,082,945
Big Yellow Group PLC	590,271	6,989,422
Bodycote PLC	591,752	4,663,737
boohoo Group PLC(b)(c)	1,828,102	653,239
Breedon Group PLC	862,592	4,663,139
Bridgepoint Group PLC(d)	776,834	3,632,155
British Land Co. PLC (The)	3,139,546	14,602,365
Burberry Group PLC	1,124,230	16,430,955
Security	Shares	Value
United Kingdom (continued)
Burford Capital Ltd.	621,456	$8,799,601
Bytes Technology Group PLC	728,303	4,173,770
C&C Group PLC	1,220,466	2,206,326
Care Reit PLC, Class B	1,023,492	1,079,002
Carnival PLC(b)	431,549	10,819,435
Cerillion PLC	58,342	1,171,879
Chemring Group PLC	835,206	3,286,552
Clarkson PLC	92,768	4,905,306
Close Brothers Group PLC(b)	487,184	1,929,365
CLS Holdings PLC	555,881	496,434
CMC Markets PLC(d)	358,416	997,678
Coats Group PLC	5,064,770	6,028,613
Computacenter PLC	234,669	6,791,146
Conduit Holdings Ltd.	494,261	2,781,750
ConvaTec Group PLC(d)	5,156,379	15,721,497
Craneware PLC	96,269	2,267,914
Cranswick PLC	170,023	10,624,896
Crest Nicholson Holdings PLC	790,432	1,762,141
Currys PLC(b)	3,251,411	3,787,522
Custodian Property Income REIT PLC	1,262,536	1,185,707
CVS Group PLC	226,098	2,747,320
Deliveroo PLC(b)(d)	3,250,925	5,292,467
Derwent London PLC	299,193	7,274,707
Diploma PLC	421,250	23,586,928
Direct Line Insurance Group PLC	4,145,130	13,763,700
DiscoverIE Group PLC	303,623	2,391,211
Diversified Energy Co. PLC	151,138	2,426,259
Domino's Pizza Group PLC	1,111,825	4,141,168
Dowlais Group PLC	4,277,294	3,784,278
Dr. Martens PLC	1,818,383	1,633,466
Drax Group PLC	1,191,548	9,196,813
Dunelm Group PLC	420,270	5,148,394
easyJet PLC	939,153	5,931,910
Elementis PLC	1,871,566	3,661,834
Empiric Student Property PLC	2,103,841	2,188,575
Energean PLC	490,439	5,619,470
Essentra PLC	892,168	1,378,323
FD Technologies PLC(b)(c)	48,363	1,117,752
FDM Group Holdings PLC	281,204	817,619
Fevertree Drinks PLC	339,092	3,368,188
Finablr PLC(a)(b)(d)	1,080,679	13
Firstgroup PLC	1,939,382	3,921,966
Foresight Group Holdings Ltd.	221,136	1,080,294
Forterra PLC(d)	632,385	1,257,687
Frasers Group PLC(b)	353,794	2,777,835
Future PLC	335,783	3,798,980
Games Workshop Group PLC	103,465	18,597,705
Gamma Communications PLC	291,776	4,840,522
GB Group PLC	807,788	3,493,497
Genuit Group PLC	797,992	3,873,618
Genus PLC	208,955	5,003,220
Grafton Group PLC	571,028	6,534,925
Grainger PLC	2,228,633	5,859,907
Great Portland Estates PLC	1,096,131	3,920,981
Greatland Gold PLC(b)	28,697,956	2,704,276
Greencore Group PLC	1,433,224	3,451,038
Greggs PLC	322,577	8,607,205
Halfords Group PLC	635,712	1,116,118
Hammerson PLC, NVS	1,508,511	5,334,386
Harbour Energy PLC	1,832,489	5,290,024
Hays PLC	5,042,777	4,762,413
Helios Towers PLC(b)	2,355,077	2,774,056
67
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Hill & Smith PLC	257,539	$6,311,601
Hilton Food Group PLC	242,915	2,662,521
Hiscox Ltd.	1,071,025	14,514,639
Hochschild Mining PLC(b)	1,072,295	2,339,987
Hollywood Bowl Group PLC	529,036	1,843,224
Home REIT PLC(a)(b)	3,524,118	914,460
Howden Joinery Group PLC	1,727,206	17,457,791
Hunting PLC	460,344	1,975,068
Ibstock PLC(d)	1,241,650	2,586,396
IG Group Holdings PLC	1,134,590	14,335,063
IMI PLC	805,375	19,926,840
Impax Asset Management Group PLC	274,645	752,576
Inchcape PLC	1,135,658	9,454,549
Indivior PLC, NVS(b)	352,449	4,158,659
IntegraFin Holdings PLC	894,159	4,008,904
Intermediate Capital Group PLC	913,253	26,610,969
International Distributions Services PLC	1,964,994	8,887,969
International Workplace Group PLC	2,351,241	4,994,470
Investec PLC	1,922,945	12,386,223
IP Group PLC(b)	3,259,666	2,109,746
ITV PLC	10,991,894	10,081,256
J D Wetherspoon PLC	279,670	2,167,267
JET2 PLC	570,915	10,837,600
John Wood Group PLC(b)	2,137,284	1,919,938
Johnson Matthey PLC	550,252	9,727,726
Johnson Service Group PLC	1,337,673	2,255,669
JTC PLC(d)	502,337	6,158,473
Judges Scientific PLC(c)	19,076	1,679,315
Jupiter Fund Management PLC	1,456,215	1,448,059
Just Group PLC	3,261,740	6,681,067
Kainos Group PLC	280,511	2,845,049
Keller Group PLC	221,049	3,737,565
Kier Group PLC	1,406,077	2,602,938
Lancashire Holdings Ltd.	766,228	6,165,797
Learning Technologies Group PLC	1,869,784	2,118,967
LondonMetric Property PLC	6,448,374	14,834,705
Man Group PLC/Jersey	3,744,212	9,895,147
Marshalls PLC	733,782	2,374,620
Me Group International PLC	653,839	1,734,887
Mitchells & Butlers PLC(b)	848,502	2,426,892
Mitie Group PLC	3,896,338	5,579,438
Mobico Group PLC(b)	1,600,152	1,458,260
Molten Ventures PLC(b)(c)	521,025	2,047,879
MONY Group PLC	1,614,151	3,882,687
Moonpig Group PLC(b)(c)	1,035,514	2,912,592
Morgan Advanced Materials PLC	920,652	3,104,799
Morgan Sindall Group PLC	144,700	6,577,020
NCC Group PLC	981,285	1,737,440
Next 15 Group PLC	273,166	1,148,188
Ninety One PLC	1,005,817	1,859,676
Ocado Group PLC(b)(c)	1,691,344	6,264,298
OSB Group PLC	1,187,167	6,176,912
Oxford Instruments PLC	185,349	4,797,613
Oxford Nanopore Technologies PLC(b)(c)	1,785,441	3,227,673
Pagegroup PLC	992,637	4,012,539
Pan African Resources PLC	6,086,672	3,018,745
Paragon Banking Group PLC	648,634	6,462,076
Penno Group PLC	901,181	6,441,506
Pets at Home Group PLC	1,396,999	3,914,633
Picton Property Income Ltd.	1,680,438	1,358,490
Playtech PLC(b)	771,155	7,027,737
Plus500 Ltd.	235,053	8,247,811
Security	Shares	Value
United Kingdom (continued)
Polar Capital Holdings PLC	276,918	$1,720,186
Polestar Automotive Holding U.K. PLC, Class A(b)(c)	1,318,827	1,345,204
Premier Foods PLC	2,089,991	4,866,609
Primary Health Properties PLC	4,258,702	4,974,101
PRS REIT PLC (The)	1,647,260	2,258,935
PZ Cussons PLC	774,032	752,422
QinetiQ Group PLC	1,597,005	7,331,378
Quilter PLC(d)	4,412,936	8,869,459
Rank Group PLC	587,383	648,183
Raspberry PI Holdings PLC(b)(c)	273,813	2,600,575
Rathbones Group PLC	144,786	3,112,878
Renew Holdings PLC	251,910	2,282,039
Renewi PLC	228,407	2,265,747
Renishaw PLC	115,266	5,152,203
RHI Magnesita NV	52,634	2,275,007
Rightmove PLC	2,473,144	20,351,351
Rotork PLC	2,660,638	11,475,283
RS Group PLC	1,492,341	12,036,545
RWS Holdings PLC	873,420	1,487,977
Safestore Holdings PLC	687,409	5,219,934
Savills PLC	415,237	5,498,621
Serco Group PLC	3,257,678	6,276,906
Serica Energy PLC	874,312	1,514,259
Shaftesbury Capital PLC	4,591,062	7,037,230
SigmaRoc PLC(b)	2,806,766	2,530,080
Sirius Real Estate Ltd.	4,740,718	4,711,228
Softcat PLC	375,530	7,468,536
Spectris PLC	309,962	11,586,798
Spire Healthcare Group PLC(d)	884,527	2,566,335
Spirent Communications PLC(b)	1,848,341	4,235,167
SSP Group PLC	2,528,687	5,696,910
St. James's Place PLC	1,710,456	22,211,354
SThree PLC	418,048	1,312,749
Supermarket Income REIT PLC	3,997,003	3,345,220
Target Healthcare REIT PLC	1,986,409	2,135,375
Tate & Lyle PLC	1,206,255	9,833,800
TBC Bank Group PLC	132,025	5,467,504
Team17 Group PLC(b)	371,820	1,240,142
Telecom Plus PLC	225,794	4,680,962
THG PLC(b)	2,073,226	1,051,886
TI Fluid Systems PLC(d)	1,143,283	2,764,234
TP ICAP Group PLC	2,381,872	8,047,693
Trainline PLC(b)(d)	1,419,074	6,232,352
Travis Perkins PLC	664,442	5,846,362
Tritax Big Box REIT PLC	7,048,347	12,768,032
Trustpilot Group PLC(b)(d)	1,054,105	4,352,257
Tullow Oil PLC(b)(c)	3,792,556	846,430
UNITE Group PLC (The)	1,228,779	13,014,977
Urban Logistics REIT PLC	1,520,510	2,066,266
Vesuvius PLC	648,897	3,302,748
Victrex PLC	278,620	3,426,971
Vistry Group PLC(b)	989,109	7,281,449
Volex PLC(c)	422,889	1,520,586
Volution Group PLC	624,267	4,100,627
Warehouse REIT PLC	1,328,197	1,317,965
Watches of Switzerland Group PLC(b)(d)	710,899	5,029,627
Weir Group PLC (The)	814,895	24,308,952
WH Smith PLC	406,607	6,589,264
Wickes Group PLC	782,851	1,787,949
Workspace Group PLC	462,712	2,685,964
XPS Pensions Group PLC	595,079	2,561,914
Yellow Cake PLC(b)(d)	692,509	4,203,530
Schedule of Investments
68

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
YouGov PLC	376,417	$1,801,536
Young & Co's Brewery PLC, Series A, Class A(c)	101,983	991,358
Zigup PLC	683,950	2,588,484
		1,163,307,229
Total Common Stocks — 98.6% (Cost: $9,151,895,686)		8,430,262,082
Preferred Stocks
Germany — 0.3%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	27,408	1,614,998
Einhell Germany AG, Preference Shares, NVS	14,833	975,584
Fuchs Petrolub SE, Preference Shares, NVS(c)	218,216	9,918,573
Jungheinrich AG, Preference Shares, NVS	147,851	3,821,242
Sixt SE, Preference Shares, NVS	54,571	3,348,093
STO SE & Co. KGaA, Preference Shares, NVS	8,821	1,046,864
		20,725,354
Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	129,019	2,601,352
Japan — 0.0%
Ito En Ltd., Preference Shares, NVS	79,400	926,382
Total Preferred Stocks — 0.3% (Cost: $25,355,502)		24,253,088
Warrants
Italy — 0.0%
Webuild SpA (Issued/Exercisable 08/02/21, 1 Share for 1 Warrant, Expires 08/31/30, Strike Price EUR 0.001)(b)(c)	96,743	1
Spain — 0.0%
Abengoa SA (Issued 03/31/17, Exercisable 06/30/17, 1 Share for 1 Warrant, Expires 03/31/25, Strike Price EUR 0.001)(a)(b)(c)	3,096,556	32
Total Warrants — 0.0% (Cost: $—)		33
Total Long-Term Investments — 98.9% (Cost: $9,177,251,188)		8,454,515,203
Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(f)(g)(h)	260,230,042	$260,360,157
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(f)(g)	3,090,000	3,090,000
Total Short-Term Securities — 3.1% (Cost: $263,360,093)		263,450,157
Total Investments — 102.0% (Cost: $9,440,611,281)		8,717,965,360
Liabilities in Excess of Other Assets — (2.0)%		(172,930,839)
Net Assets — 100.0%		$8,545,034,521

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
69
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE Small-Cap ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$330,445,904	$—	$(70,118,264)(a)	$68,133	$(35,616)	$260,360,157	260,230,042	$3,042,863 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,530,000	—	(1,440,000)(a)	—	—	3,090,000	3,090,000	90,725	—
				$68,133	$(35,616)	$263,450,157		$3,133,588	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	192	03/13/25	$34,346	$210,370
Euro STOXX 50 Index	370	03/21/25	20,218	542,612
FTSE 100 Index	281	03/21/25	30,024	612,196
				$1,365,178
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,365,178	$—	$—	$—	$1,365,178

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(2,077,843)	$—	$—	$—	$(2,077,843)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$1,265,256	$—	$—	$—	$1,265,256
Schedule of Investments
70

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE Small-Cap ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$79,117,242
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,155,621,794	$7,272,830,426	$1,809,862	$8,430,262,082
Preferred Stocks	3,637,446	20,615,642	—	24,253,088
Warrants	—	1	32	33
Short-Term Securities
Money Market Funds	263,450,157	—	—	263,450,157
	$1,422,709,397	$7,293,446,069	$1,809,894	$8,717,965,360
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,365,178	$—	$1,365,178

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
71
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
January 31, 2025

	iShares Currency Hedged MSCI ACWI ex U.S. ETF	iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF	iShares MSCI ACWI ex U.S. ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$—	$—	$—	$4,912,802,174
Investments, at value—affiliated(c)	245,845,058	5,978,294,122	158,320,443	15,286,446
Cash	6,615	2,076	3,262	9,997
Cash pledged for futures contracts	—	—	—	242,000
Foreign currency, at value(d)	—	—	—	6,549,561
Receivables:
Investments sold	184,255	8,869,459	604,460	42,983
Securities lending income—affiliated	29,138	32,422	—	14,856
Capital shares sold	1,770	14	—	—
Dividends—unaffiliated	—	—	—	3,684,845
Dividends—affiliated	2,489	11,842	336	21,221
Tax reclaims	—	—	—	6,211,860
Foreign withholding tax claims	—	—	—	126,282
Unrealized appreciation on forward foreign currency exchange contracts	1,150,127	21,679,974	563,934	—
Other assets	—	—	—	312,996
Total assets	247,219,452	6,008,889,909	159,492,435	4,945,305,221
LIABILITIES
Collateral on securities loaned, at value	—	67,236,961	—	9,452,778
Payables:
Deferred foreign capital gain tax	—	—	—	10,383,181
Investment advisory fees	6,032	133,475	3,939	1,309,642
Professional fees	—	—	—	14,957
Variation margin on futures contracts	—	—	—	79,855
Unrealized depreciation on forward foreign currency exchange contracts	1,130,553	24,387,495	1,001,972	—
Total liabilities	1,136,585	91,757,931	1,005,911	21,240,413
Commitments and contingent liabilities
NET ASSETS	$246,082,867	$5,917,131,978	$158,486,524	$4,924,064,808
NET ASSETS CONSIST OF
Paid-in capital	$215,272,141	$5,358,751,410	$158,352,547	$5,074,364,584
Accumulated earnings (loss)	30,810,726	558,380,568	133,977	(150,299,776)
NET ASSETS	$246,082,867	$5,917,131,978	$158,486,524	$4,924,064,808
NET ASSET VALUE
Shares outstanding	7,400,000	162,650,000	4,840,000	91,000,000
Net asset value	$33.25	$36.38	$32.75	$54.11
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$—	$—	$—	$4,283,110,023
(b) Securities loaned, at value	$—	$65,231,557	$—	$8,936,779
(c) Investments, at cost—affiliated	$221,334,066	$5,715,519,754	$153,492,438	$15,277,122
(d) Foreign currency, at cost	$—	$—	$—	$6,593,506
See notes to financial statements.
Statements of Assets and Liabilities
72

Statements of Assets and Liabilities (unaudited)(continued)
January 31, 2025

	iShares MSCI EAFE ETF	iShares MSCI EAFE Small-Cap ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$55,507,158,348	$8,454,515,203
Investments, at value—affiliated(c)	109,402,174	263,450,157
Cash	7,099	—
Foreign currency collateral pledged for futures contracts(d)	13,224,743	2,721,636
Foreign currency, at value(e)	80,935,282	31,828,484
Receivables:
Investments sold	2,397	32,731,989
Securities lending income—affiliated	42,613	472,138
Dividends—unaffiliated	30,473,556	13,332,782
Dividends—affiliated	241,588	9,058
Tax reclaims	82,911,641	10,922,704
Foreign withholding tax claims	45,891,193	—
Other assets	1,284,745	—
Total assets	55,871,575,379	8,809,984,151
LIABILITIES
Bank overdraft	—	131,768
Cash received for futures contracts	638,597	—
Collateral on securities loaned, at value	40,073,094	260,167,757
Payables:
Investments purchased	—	1,312,005
Deferred foreign capital gain tax	—	124,669
Foreign taxes	—	2,090
Investment advisory fees	14,573,924	2,810,415
IRS compliance fee for foreign withholding tax claims	101,635,502	—
Professional fees	4,775,766	65,064
Variation margin on futures contracts	479,925	335,862
Total liabilities	162,176,808	264,949,630
Commitments and contingent liabilities
NET ASSETS	$55,709,398,571	$8,545,034,521
NET ASSETS CONSIST OF
Paid-in capital	$55,037,351,241	$10,217,027,520
Accumulated earnings (loss)	672,047,330	(1,671,992,999)
NET ASSETS	$55,709,398,571	$8,545,034,521
NET ASSET VALUE
Shares outstanding	702,600,000	136,400,000
Net asset value	$79.29	$62.65
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$44,603,942,655	$9,177,251,188
(b) Securities loaned, at value	$37,851,977	$233,696,735
(c) Investments, at cost—affiliated	$109,402,174	$263,360,093
(d) Foreign currency collateral pledged, at cost	$13,863,340	$2,800,445
(e) Foreign currency, at cost	$80,040,704	$31,822,636
See notes to financial statements.
73
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended January 31, 2025

	iShares Currency Hedged MSCI ACWI ex U.S. ETF	iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF	iShares MSCI ACWI ex U.S. ETF
INVESTMENT INCOME
Dividends—unaffiliated	$—	$—	$—	$49,968,997
Dividends—affiliated	3,276,458	73,449,852	2,942,404	139,936
Interest—unaffiliated	—	—	—	29,337
Securities lending income—affiliated—net	758,503	211,072	15,333	78,555
Other income—unaffiliated	—	—	—	346,974
Foreign taxes withheld	—	—	—	(4,248,656)
Foreign withholding tax claims	—	—	—	1,439,495
Total investment income	4,034,961	73,660,924	2,957,737	47,754,638
EXPENSES
Investment advisory	438,043	10,885,343	322,263	7,467,310
Interest expense	1,783	120	—	7,847
Commitment costs	—	20,218	—	20,218
Professional	—	—	—	146,161
Total expenses	439,826	10,905,681	322,263	7,641,536
Less:
Investment advisory fees waived	(405,244)	(10,046,312)	(299,780)	—
Total expenses after fees waived	34,582	859,369	22,483	7,641,536
Net investment income	4,000,379	72,801,555	2,935,254	40,113,102
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	—	—	—	(54,793,290)
Investments—affiliated	69,507	2,569,121	(65,001)	(968)
Forward foreign currency exchange contracts	5,711,434	88,679,293	3,729,080	—
Foreign currency transactions	21,273	(5,323,319)	(64,034)	(584,810)
Futures contracts	—	—	—	(72,539)
In-kind redemptions—unaffiliated(b)	—	—	—	19,908,746
In-kind redemptions—affiliated(b)	5,333,103	290,248,122	1,020,761	—
	11,135,317	376,173,217	4,620,806	(35,542,861)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	—	—	—	40,775,599
Investments—affiliated	(5,257,548)	(327,391,675)	(6,023,580)	(609)
Forward foreign currency exchange contracts	2,756,873	133,581,280	3,245,634	—
Foreign currency translations	207	—	—	(241,999)
Futures contracts	—	—	—	280,728
	(2,500,468)	(193,810,395)	(2,777,946)	40,813,719
Net realized and unrealized gain	8,634,849	182,362,822	1,842,860	5,270,858
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,635,228	$255,164,377	$4,778,114	$45,383,960
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$—	$—	$—	$(226,217)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of reduction in deferred foreign capital gain tax of	$—	$—	$—	$4,472,255
See notes to financial statements.
Statements of Operations
74

Statements of Operations (unaudited)(continued)
Six Months Ended January 31, 2025

	iShares MSCI EAFE ETF	iShares MSCI EAFE Small-Cap ETF
INVESTMENT INCOME
Dividends—unaffiliated	$575,401,360	$109,569,240
Dividends—affiliated	1,720,013	90,725
Interest—unaffiliated	478,823	67,816
Securities lending income—affiliated—net	394,353	3,042,863
Other income—unaffiliated	1,274,538	22,412
Foreign taxes withheld	(33,470,563)	(8,645,296)
Foreign withholding tax claims	790,792	313,022
Total investment income	546,589,316	104,460,782
EXPENSES
Investment advisory	88,429,137	17,698,067
Professional	210,440	44,952
Interest expense	—	21
Total expenses	88,639,577	17,743,040
Net investment income	457,949,739	86,717,742
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	(273,919,592)	(62,685,936)
Investments—affiliated	63,144	68,133
Foreign currency transactions	(10,445,737)	(3,184,083)
Futures contracts	1,205,001	(2,077,843)
In-kind redemptions—unaffiliated(b)	37,087,532	146,915,004
	(246,009,652)	79,035,275
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	(171,572,061)	(304,335,189)
Investments—affiliated	(70,813)	(35,616)
Foreign currency translations	(6,821,651)	(1,046,055)
Futures contracts	3,912,188	1,265,256
	(174,552,337)	(304,151,604)
Net realized and unrealized loss	(420,561,989)	(225,116,329)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,387,750	$(138,398,587)
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$—	$(2,090)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of increase in deferred foreign capital gain tax of	$—	$(119,582)
See notes to financial statements.
75
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Currency Hedged MSCI ACWI ex U.S. ETF		iShares Currency Hedged MSCI EAFE ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$4,000,379	$6,108,321	$72,801,555	$159,717,633
Net realized gain	11,135,317	9,197,762	376,173,217	443,268,795
Net change in unrealized appreciation (depreciation)	(2,500,468)	13,066,242	(193,810,395)	152,342,274
Net increase in net assets resulting from operations	12,635,228	28,372,325	255,164,377	755,328,702
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,104,577)(b)	(6,088,385)	(73,316,503)(b)	(159,638,899)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	7,994,321	26,978,736	(924,884,110)	2,507,919,371
NET ASSETS
Total increase (decrease) in net assets	16,524,972	49,262,676	(743,036,236)	3,103,609,174
Beginning of period	229,557,895	180,295,219	6,660,168,214	3,556,559,040
End of period	$246,082,867	$229,557,895	$5,917,131,978	$6,660,168,214

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
76

Statements of Changes in Net Assets(continued)

	iShares Currency Hedged MSCI EAFE Small-Cap ETF		iShares MSCI ACWI ex U.S. ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$2,935,254	$3,362,451	$40,113,102	$116,577,104
Net realized gain (loss)	4,620,806	6,930,602	(35,542,861)	12,906,918
Net change in unrealized appreciation (depreciation)	(2,777,946)	7,391,534	40,813,719	280,498,819
Net increase in net assets resulting from operations	4,778,114	17,684,587	45,383,960	409,982,841
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,938,628)(b)	(3,365,192)	(68,446,104)(b)	(130,886,807)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	5,741,715	39,311,979	380,734,667	(332,138,545)
NET ASSETS
Total increase (decrease) in net assets	7,581,201	53,631,374	357,672,523	(53,042,511)
Beginning of period	150,905,323	97,273,949	4,566,392,285	4,619,434,796
End of period	$158,486,524	$150,905,323	$4,924,064,808	$4,566,392,285

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
77
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares MSCI EAFE ETF		iShares MSCI EAFE Small-Cap ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$457,949,739	$1,377,557,656	$86,717,742	$256,151,988
Net realized gain (loss)	(246,009,652)	49,788,592	79,035,275	(134,558,016)
Net change in unrealized appreciation (depreciation)	(174,552,337)	4,083,835,256	(304,151,604)	579,821,371
Net increase (decrease) in net assets resulting from operations	37,387,750	5,511,181,504	(138,398,587)	701,415,343
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(737,058,924)(b)	(1,557,518,348)	(168,077,628)(b)	(269,724,422)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	644,714,751	656,390,035	(899,830,842)	(1,720,856,783)
NET ASSETS
Total increase (decrease) in net assets	(54,956,423)	4,610,053,191	(1,206,307,057)	(1,289,165,862)
Beginning of period	55,764,354,994	51,154,301,803	9,751,341,578	11,040,507,440
End of period	$55,709,398,571	$55,764,354,994	$8,545,034,521	$9,751,341,578

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
78

Financial Highlights
(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI ACWI ex U.S. ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of period	$32.11	$28.85	$29.49	$32.11	$25.83	$26.66
Net investment income(a)	0.57	0.92	0.71	1.04	0.64	0.76
Net realized and unrealized gain (loss)(b)	1.15	3.24	2.92	(2.63)	6.25	(0.82)
Net increase (decrease) from investment operations	1.72	4.16	3.63	(1.59)	6.89	(0.06)
Distributions(c)
From net investment income	(0.58)(d)	(0.90)	(0.65)	(1.03)	(0.61)	(0.77)
From net realized gain	—	—	(3.62)	—	—	—
Total distributions	(0.58)	(0.90)	(4.27)	(1.03)	(0.61)	(0.77)
Net asset value, end of period	$33.25	$32.11	$28.85	$29.49	$32.11	$25.83
Total Return(e)
Based on net asset value	5.45%(f)	14.62%	13.81%	(5.03)%	26.76%	(0.36)%
Ratios to Average Net Assets(g)
Total expenses	0.38%(h)	0.38%	0.38%	0.38%	0.38%	0.38%
Total expenses after fees waived	0.03%(h)	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income	3.47%(h)	3.08%	2.55%	3.33%	2.12%	2.90%
Supplemental Data
Net assets, end of period (000)	$246,083	$229,558	$180,295	$120,300	$120,406	$71,027
Portfolio turnover rate(i)	5%	9%	12%	5%	10%	9%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
79
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI EAFE ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of period	$35.12	$30.97	$32.77	$34.28	$26.72	$29.40
Net investment income(a)	0.45	1.10	0.68	1.47	0.75	0.70
Net realized and unrealized gain (loss)(b)	1.28	4.05	4.08	(1.59)	7.55	(1.98)
Net increase (decrease) from investment operations	1.73	5.15	4.76	(0.12)	8.30	(1.28)
Distributions(c)
From net investment income	(0.47)(d)	(1.00)	(0.67)	(1.39)	(0.74)	(0.73)
From net realized gain	—	—	(5.89)	—	—	(0.67)
Total distributions	(0.47)	(1.00)	(6.56)	(1.39)	(0.74)	(1.40)
Net asset value, end of period	$36.38	$35.12	$30.97	$32.77	$34.28	$26.72
Total Return(e)
Based on net asset value	5.01%(f)	16.81%	16.89%	(0.29)%	31.22%	(4.74)%
Ratios to Average Net Assets(g)
Total expenses	0.38%(h)	0.38%	0.38%	0.38%	0.38%	0.38%
Total expenses after fees waived	0.03%(h)	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income	2.54%(h)	3.32%	2.24%	4.32%	2.42%	2.47%
Supplemental Data
Net assets, end of period (000)	$5,917,132	$6,660,168	$3,556,559	$3,663,639	$2,838,619	$2,260,359
Portfolio turnover rate(i)	6%	12%	15%	7%	12%	8%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
80

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI EAFE Small-Cap ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of period	$32.31	$28.78	$32.76	$36.63	$26.78	$28.62
Net investment income(a)	0.63	0.87	0.48	1.37	0.62	0.87
Net realized and unrealized gain (loss)(b)	0.44	3.48	2.35	(3.91)	9.78	(1.51)
Net increase (decrease) from investment operations	1.07	4.35	2.83	(2.54)	10.40	(0.64)
Distributions(c)
From net investment income	(0.63)(d)	(0.82)	(0.47)	(1.33)	(0.55)	(0.88)
From net realized gain	—	—	(6.34)	—	—	(0.32)
Total distributions	(0.63)	(0.82)	(6.81)	(1.33)	(0.55)	(1.20)
Net asset value, end of period	$32.75	$32.31	$28.78	$32.76	$36.63	$26.78
Total Return(e)
Based on net asset value	3.35%(f)	15.34%	10.67%	(6.97)%	38.96%	(2.62)%
Ratios to Average Net Assets(g)
Total expenses	0.43%(h)	0.43%	0.43%	0.43%	0.43%	0.43%
Total expenses after fees waived	0.03%(h)	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income	3.92%(h)	2.91%	1.64%	3.92%	1.85%	3.16%
Supplemental Data
Net assets, end of period (000)	$158,487	$150,905	$97,274	$107,768	$98,178	$44,187
Portfolio turnover rate(i)	6%	12%	17%	7%	11%	9%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
81
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI ACWI ex U.S. ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of period	$54.36	$51.10	$46.36	$56.45	$45.11	$46.26
Net investment income(a)	0.47 (b)	1.32 (b)	1.43 (b)	1.38 (b)	1.14	1.12
Net realized and unrealized gain (loss)(c)	0.05	3.44	4.49	(9.73)	11.31	(0.97)
Net increase (decrease) from investment operations	0.52	4.76	5.92	(8.35)	12.45	0.15
Distributions from net investment income(d)	(0.77)(e)	(1.50)	(1.18)	(1.74)	(1.11)	(1.30)
Net asset value, end of period	$54.11	$54.36	$51.10	$46.36	$56.45	$45.11
Total Return(f)
Based on net asset value	0.98%(b)(g)	9.50%(b)	12.96%(b)	(15.04)%(b)	27.66%	0.29%
Ratios to Average Net Assets(h)
Total expenses	0.32%(i)	0.32%	0.34%	0.32%	0.32%	0.32%
Total expenses after fees waived	0.32%(i)	0.32%	0.34%	0.32%	0.31%	0.30%
Total expenses excluding professional fees for foreign withholding tax claims	0.32%(i)	0.32%	0.32%	0.32%	0.32%	N/A
Net investment income	1.70%(b)(i)	2.60%(b)	3.04%(b)	2.62%(b)	2.14%	2.50%
Supplemental Data
Net assets, end of period (000)	$4,924,065	$4,566,392	$4,619,435	$4,125,856	$4,290,381	$2,995,541
Portfolio turnover rate(j)	2%	6%	5%	8%	10%	17%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31,
2025, the year ended July 31, 2024, July 31, 2023 and July 31, 2022:
• Net investment income per share by $0.02, $0.00, $0.06 and $0.01.
• Total return by 0.03%, 0.01%, 0.12% and 0.02%.
• Ratio of net investment income to average net assets by 0.05%, 0.01%, 0.12% and 0.02%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
82

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI EAFE ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of period	$80.33	$74.40	$65.61	$79.41	$62.17	$64.94
Net investment income(a)	0.66 (b)	2.04 (b)	2.00 (b)	2.09 (b)	1.90	1.48
Net realized and unrealized gain (loss)(c)	(0.64)	6.21	8.37	(12.88)	17.14	(2.62)
Net increase (decrease) from investment operations	0.02	8.25	10.37	(10.79)	19.04	(1.14)
Distributions from net investment income(d)	(1.06)(e)	(2.32)	(1.58)	(3.01)	(1.80)	(1.63)
Net asset value, end of period	$79.29	$80.33	$74.40	$65.61	$79.41	$62.17
Total Return(f)
Based on net asset value	0.06%(b)(g)	11.27%(b)	15.94%(b)(h)	(13.84)%(b)	30.73%	(1.80)%
Ratios to Average Net Assets(i)
Total expenses	0.32%(j)	0.32%	0.33%	0.33%	0.37%	0.32%
Total expenses excluding professional fees for foreign withholding tax claims	0.32%(j)	0.32%	0.32%	0.32%	0.32%	0.32%
Net investment income	1.64%(b)(j)	2.72%(b)	2.96%(b)	2.82%(b)	2.60%	2.34%
Supplemental Data
Net assets, end of period (000)	$55,709,399	$55,764,355	$51,154,302	$47,594,212	$57,269,991	$46,405,254
Portfolio turnover rate(k)	2%	3%	2%	5%	5%	4%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31,
2025, the year ended July 31, 2024, July 31, 2023 and July 31, 2022 respectively:
• Net investment income per share by $0.00, $0.01, $0.03 and $0.07.
• Total return by 0.00%, 0.01%, 0.04% and 0.10%.
• Ratio of net investment income to average net assets by 0.00%, 0.02%, 0.04% and 0.09%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
83
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI EAFE Small-Cap ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of period	$64.92	$61.27	$58.15	$75.41	$55.23	$57.03
Net investment income(a)	0.62 (b)	1.57 (b)	1.65 (b)	1.70 (b)	1.39	1.12
Net realized and unrealized gain (loss)(c)	(1.66)	3.81	2.47	(16.38)	20.00	(1.12)
Net increase (decrease) from investment operations	(1.04)	5.38	4.12	(14.68)	21.39	—
Distributions from net investment income(d)	(1.23)(e)	(1.73)	(1.00)	(2.58)	(1.21)	(1.80)
Net asset value, end of period	$62.65	$64.92	$61.27	$58.15	$75.41	$55.23
Total Return(f)
Based on net asset value	(1.58)%(b)(g)	8.98%(b)	7.12%(b)	(19.80)%(b)	38.84%	(0.16)%
Ratios to Average Net Assets(h)
Total expenses	0.40%(i)	0.40%	0.40%	0.39%	0.39%	0.40%
Total expenses excluding professional fees for foreign withholding tax claims	0.40%(i)	0.40%	0.39%	0.39%	0.39%	N/A
Net investment income	1.94%(b)(i)	2.62%(b)	2.88%(b)	2.50%(b)	2.03%	2.01%
Supplemental Data
Net assets, end of period (000)	$8,545,035	$9,751,342	$11,040,507	$10,966,490	$13,135,610	$8,527,860
Portfolio turnover rate(j)	8%	14%	11%	15%	17%	20%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31,
2025, the year ended July 31, 2024, July 31, 2023 and July 31, 2022 respectively:
• Net investment income per share by $0.00, $0.01, $0.01 and $0.03.
• Total return by 0.00%, 0.02%, 0.03% and 0.04%.
• Ratio of net investment income to average net assets by 0.00%, 0.01%, 0.02% and 0.04%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
84

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Currency Hedged MSCI ACWI ex U.S.	Diversified
Currency Hedged MSCI EAFE	Diversified
Currency Hedged MSCI EAFE Small-Cap	Diversified
MSCI ACWI ex U.S.	Diversified
MSCI EAFE	Diversified
MSCI EAFE Small-Cap	Diversified
Currently each currency hedged Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”).  The financial statements, including the accounting policies, and Schedules of Investments for the underlying funds are included in this report and should be read in conjunction with the financial statements of the Funds.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.   However, each of the currency hedged funds has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
85
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the New York Stock Exchange (“NYSE”) based on that day’s prevailing forward exchange rate for the underlying currencies.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Notes to Financial Statements
86

Notes to Financial Statements (unaudited) (continued)
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Currency Hedged MSCI EAFE
Citigroup Global Markets Inc.	$32,751,081	$(32,751,081)	$—	$—
Toronto-Dominion Bank	32,480,476	(32,480,476)	—	—
	$65,231,557	$(65,231,557)	$—	$—
87
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI ACWI ex U.S.
BofA Securities, Inc.	$110,068	$(110,068)	$—	$—
Citigroup Global Markets, Inc.	306,870	(306,870)	—	—
Goldman Sachs & Co. LLC	947,452	(947,452)	—	—
J.P. Morgan Securities LLC	541,967	(541,967)	—	—
JPMorgan Securities PLC	344,935	(344,935)	—	—
Morgan Stanley	4,871,111	(4,871,111)	—	—
SG Americas Securities LLC	22,146	(22,146)	—	—
State Street Bank & Trust Co.	1,014,402	(1,014,402)	—	—
Wells Fargo Bank N.A.	777,828	(777,828)	—	—
	$8,936,779	$(8,936,779)	$—	$—
MSCI EAFE
BofA Securities, Inc.	$2,193,798	$(2,193,798)	$—	$—
Goldman Sachs & Co. LLC	662,845	(662,845)	—	—
HSBC Bank PLC	785,097	(785,097)	—	—
J.P. Morgan Securities LLC	14,252,909	(14,252,909)	—	—
Morgan Stanley	15,874,630	(15,874,630)	—	—
SG Americas Securities LLC	341,937	(341,937)	—	—
State Street Bank & Trust Co.	198,708	(198,708)	—	—
UBS AG	3,542,053	(3,542,053)	—	—
	$37,851,977	$(37,851,977)	$—	$—
MSCI EAFE Small-Cap
Barclays Bank PLC	$80,626	$(80,626)	$—	$—
Barclays Capital, Inc.	13,230,767	(13,230,767)	—	—
BNP Paribas SA	13,888,315	(13,888,315)	—	—
BNP Paribas SA	—	—	—	—
BofA Securities, Inc.	15,899,094	(15,899,094)	—	—
Citigroup Global Markets, Inc.	4,815,504	(4,815,504)	—	—
Deutsche Bank Securities, Inc.	4	(4)	—	—
Goldman Sachs & Co. LLC	74,659,047	(74,659,047)	—	—
HSBC Bank PLC	6,449,419	(6,449,419)	—	—
J.P. Morgan Securities LLC	31,391,816	(31,391,816)	—	—
Jefferies LLC	1,671,161	(1,671,161)	—	—
Macquarie Bank Ltd.	1,461,007	(1,461,007)	—	—
Morgan Stanley	49,965,861	(49,965,861)	—	—
Morgan Stanley	—	—	—	—
Nomura Securities International, Inc.	1,728,091	(1,728,091)	—	—
Scotia Capital (USA), Inc.	2,136,515	(2,136,515)	—	—
SG Americas Securities LLC	350,893	(350,893)	—	—
State Street Bank & Trust Co.	4,828,557	(4,828,557)	—	—
Toronto-Dominion Bank	1,406,668	(1,406,668)	—	—
UBS AG	9,323,434	(9,323,434)	—	—
UBS Securities LLC	17	(17)	—	—
Wells Fargo Securities LLC	409,939	(409,939)	—	—
	$233,696,735	$(233,696,735)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Notes to Financial Statements
88

Notes to Financial Statements (unaudited) (continued)
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed.  Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of  Assets and Liabilities.   A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
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Notes to Financial Statements (unaudited) (continued)
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Currency Hedged MSCI ACWI ex U.S.	0.38%
Currency Hedged MSCI EAFE	0.38
Currency Hedged MSCI EAFE Small-Cap	0.43
For its investment advisory services to each of the iShares MSCI ACWI ex U.S. and iShares MSCI EAFE ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $30 billion	0.350%
Over $30 billion, up to and including $60 billion	0.320
Over $60 billion, up to and including $90 billion	0.280
Over $90 billion, up to and including $120 billion	0.252
Over $120 billion, up to and including $150 billion	0.227
Over $150 billion	0.204
For its investment advisory services to the iShares MSCI EAFE Small-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $12 billion	0.4000%
Over $12 billion, up to and including $18 billion	0.380000
Over $18 billion, up to and including $24 billion	0.361000
Over $24 billion, up to and including $30 billion	0.342950
Over $30 billion	0.325802
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Currency Hedged MSCI ACWI ex U.S. ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the iShares MSCI ACWI ex U.S. ETF (“ACWX”), after taking into account any fee waivers by ACWX, plus 0.03%.
For the iShares Currency Hedged MSCI EAFE ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the iShares MSCI EAFE ETF (“EFA”), after taking into account any fee waivers by EFA, plus 0.03%.
For the iShares Currency Hedged MSCI EAFE Small-Cap ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the iShares MSCI EAFE Small-Cap ETF (“SCZ”), taking into account any fee waivers by SCZ, plus 0.03%.
For ACWX, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
Currency Hedged MSCI ACWI ex U.S.	$405,244
Currency Hedged MSCI EAFE	10,046,312
Currency Hedged MSCI EAFE Small-Cap	299,780
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for
Notes to Financial Statements
90

Notes to Financial Statements (unaudited) (continued)
securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Currency Hedged MSCI ACWI ex U.S.	$179,762
Currency Hedged MSCI EAFE	80,457
Currency Hedged MSCI EAFE Small-Cap	6,197
MSCI ACWI ex U.S.	20,264
MSCI EAFE	126,831
MSCI EAFE Small-Cap	727,428
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended January 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI ACWI ex U.S.	$5,478,405	$11,118,116	$(8,329,366)
MSCI EAFE	228,280,669	140,348,393	(115,108,855)
MSCI EAFE Small-Cap	243,152,839	196,999,119	103,139,536
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
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Notes to Financial Statements (unaudited) (continued)
7. PURCHASES AND SALES
For the six months ended January 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Currency Hedged MSCI ACWI ex U.S.	$19,597,624	$11,303,056
Currency Hedged MSCI EAFE	535,553,799	324,366,254
Currency Hedged MSCI EAFE Small-Cap	16,094,428	9,405,292
MSCI ACWI ex U.S.	219,840,032	99,314,058
MSCI EAFE	1,133,306,745	897,670,778
MSCI EAFE Small-Cap	711,107,686	725,278,868
For the six months ended January 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged MSCI ACWI ex U.S.	$27,952,947	$20,322,739
Currency Hedged MSCI EAFE	627,309,558	1,561,405,293
Currency Hedged MSCI EAFE Small-Cap	14,647,619	9,113,288
MSCI ACWI ex U.S.	293,263,996	60,634,791
MSCI EAFE	220,737,449	90,818,674
MSCI EAFE Small-Cap	111,651,724	1,033,162,530
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of July 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
Currency Hedged MSCI ACWI ex U.S.	$(4,948,201)
Currency Hedged MSCI EAFE	(174,347,742)
Currency Hedged MSCI EAFE Small-Cap	(10,267,956)
MSCI ACWI ex U.S.	(655,146,905)
MSCI EAFE	(8,819,287,179)
MSCI EAFE Small-Cap	(884,211,082)
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of January 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged MSCI ACWI ex U.S.	$223,940,272	$25,661,119	$(3,736,759)	$21,924,360
Currency Hedged MSCI EAFE	5,754,333,058	284,454,342	(63,200,799)	221,253,543
Currency Hedged MSCI EAFE Small-Cap	155,745,959	5,391,939	(3,255,493)	2,136,446
MSCI ACWI ex U.S.	4,381,405,858	1,126,281,091	(579,338,820)	546,942,271
MSCI EAFE	45,882,429,187	17,198,170,772	(7,458,421,187)	9,739,749,585
MSCI EAFE Small-Cap	9,578,898,037	1,213,576,835	(2,073,144,334)	(859,567,499)
Notes to Financial Statements
92

Notes to Financial Statements (unaudited) (continued)
9. LINE OF CREDIT
The iShares Currency Hedged MSCI EAFE ETF and iShares MSCI ACWI ex U.S. ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended January 31, 2025, the iShares Currency Hedged MSCI EAFE ETF did not borrow under the Syndicated Credit Agreement.
For the six months ended January 31, 2025, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:
iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
MSCI ACWI ex U.S.	$11,000,000	$239,130	6.42%
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
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Notes to Financial Statements (unaudited) (continued)
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 01/31/25		Year Ended 07/31/24
iShares ETF	Shares	Amount	Shares	Amount
Currency Hedged MSCI ACWI ex U.S.
Shares sold	870,000	$28,207,840	950,000	$28,571,881
Shares redeemed	(620,000)	(20,213,519)	(50,000)	(1,593,145)
	250,000	$7,994,321	900,000	$26,978,736
Notes to Financial Statements
94

Notes to Financial Statements (unaudited) (continued)
	Six Months Ended 01/31/25		Year Ended 07/31/24
iShares ETF	Shares	Amount	Shares	Amount
Currency Hedged MSCI EAFE
Shares sold	18,100,000	$637,095,411	97,950,000	$3,322,608,956
Shares redeemed	(45,100,000)	(1,561,979,521)	(23,150,000)	(814,689,585)
	(27,000,000)	$(924,884,110)	74,800,000	$2,507,919,371
Currency Hedged MSCI EAFE Small-Cap
Shares sold	460,000	$14,812,598	1,370,000	$41,592,001
Shares redeemed	(290,000)	(9,070,883)	(80,000)	(2,280,022)
	170,000	$5,741,715	1,290,000	$39,311,979
MSCI ACWI ex U.S.
Shares sold	8,400,000	$454,584,061	2,200,000	$109,424,934
Shares redeemed	(1,400,000)	(73,849,394)	(8,600,000)	(441,563,479)
	7,000,000	$380,734,667	(6,400,000)	$(332,138,545)
MSCI EAFE
Shares sold	9,600,000	$736,065,762	33,000,000	$2,563,390,724
Shares redeemed	(1,200,000)	(91,351,011)	(26,400,000)	(1,907,000,689)
	8,400,000	$644,714,751	6,600,000	$656,390,035
MSCI EAFE Small-Cap
Shares sold	2,200,000	$138,566,411	3,600,000	$218,376,996
Shares redeemed	(16,000,000)	(1,038,397,253)	(33,600,000)	(1,939,233,779)
	(13,800,000)	$(899,830,842)	(30,000,000)	$(1,720,856,783)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
The iShares MSCI ACWI ex U.S. ETF has filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities.  Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Based upon the Fund's evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries' tax claim receivables and related liabilities are disclosed in statements of assets and liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Funds, as of January 31, 2025, is $121,965 or $0.00 per shares.
The iShares MSCI EAFE ETF has filed claims to recover taxes withheld by Sweden on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by Sweden based upon previous determinations made by the Swedish tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Based upon the Fund's evaluation of the facts and circumstances related to the outstanding claims, Swedish tax claim receivables and related liabilities are disclosed in the statements of assets and liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made
95
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
by the Swedish tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of January 31, 2025, is $41,115,427 or $0.06 per share.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.  Assuming there are sufficient foreign taxes paid which each of the iShares MSCI ACWI ex U.S., iShares MSCI EAFE ETF and iShares MSCI EAFE Small-Cap ETFs is able to pass through to shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.
13. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
On March 12, 2025, the iShares MSCI EAFE ETF completed a closing agreement with the IRS related to the recovery of foreign taxes received in fiscal years 2021 and 2022, and the related tax compliance fee, including interest, was paid to the IRS.
Notes to Financial Statements
96

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
97
2025 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
Glossary of Terms Used in this Report
98

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

January 31, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares Breakthrough Environmental Solutions ETF | ETEC | NASDAQ
• iShares Cybersecurity and Tech ETF | IHAK | NYSE Arca
• iShares Energy Storage & Materials ETF | IBAT | NASDAQ
• iShares Exponential Technologies ETF | XT | NASDAQ
• iShares Future Cloud 5G and Tech ETF | IDAT | NYSE Arca
• iShares Genomics Immunology and Healthcare ETF | IDNA | NYSE Arca
• iShares Neuroscience and Healthcare ETF | IBRN | NYSE Arca
• iShares Self-Driving EV and Tech ETF | IDRV | NYSE Arca

2

Schedule of Investments (unaudited)
January 31, 2025
iShares® Breakthrough Environmental Solutions ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobile Components — 5.5%
BorgWarner Inc.	5,353	$170,761
Automobiles — 15.4%
AIMA Technology Group Co. Ltd., Class A	800	4,642
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	6,700	7,288
Li Auto Inc., Class A(a)	5,400	63,558
Lucid Group Inc., Class A(a)(b)	16,123	44,500
NIO Inc., Class A(a)	12,620	54,610
Rivian Automotive Inc., Class A(a)(b)	4,393	55,176
Seres Group Co. Ltd., Class A, NVS	1,500	27,376
Tesla Inc.(a)	214	86,584
XPeng Inc., Class A(a)	9,300	70,679
Yadea Group Holdings Ltd.(c)	16,000	26,571
Zhejiang Leapmotor Technology Co. Ltd.(a)(c)	7,800	32,581
		473,565
Chemicals — 4.2%
Kemira OYJ	5,896	130,159
Commercial Services & Supplies — 0.4%
Ecopro HN Co. Ltd.	659	13,669
Electrical Equipment — 14.8%
Advanced Energy Solution Holding Co. Ltd.	2,000	72,310
Doosan Fuel Cell Co. Ltd.(a)	2,374	26,485
Goldwind Science & Technology Co. Ltd., Class A	5,400	7,102
Gotion High-tech Co. Ltd., Class A	7,300	20,674
GS Yuasa Corp.	5,500	88,425
Ming Yang Smart Energy Group Ltd., Class A	4,200	5,973
Nordex SE(a)	2,974	34,334
Siemens Energy AG(a)	1,811	107,750
Vestas Wind Systems A/S(a)	6,875	94,563
		457,616
Electronic Equipment, Instruments & Components — 0.5%
Everdisplay Optronics Shanghai Co. Ltd., Class A(a)	46,800	14,288
Independent Power and Renewable Electricity Producers — 0.8%
Energy Absolute PCL, NVDR(b)	253,500	23,088
Machinery — 21.4%
Kenmec Mechanical Engineering Co. Ltd.	2,000	5,082
Kurita Water Industries Ltd.	5,100	177,628
Morgan Advanced Materials PLC	6,668	22,487
NGK Insulators Ltd.	6,900	88,543
Ningbo Deye Technology Co. Ltd., Class A, NVS	2,700	31,336
Xylem Inc./New York	788	97,744
Yaskawa Electric Corp.	7,000	203,233
Yutong Bus Co. Ltd., Class A	8,400	32,745
		658,798
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 36.8%
Allegro MicroSystems Inc.(a)	6,788	$163,522
Cambricon Technologies Corp. Ltd., Class A(a)	1,800	142,258
Daqo New Energy Corp., ADR(a)	3,164	56,667
Enphase Energy Inc.(a)(b)	1,574	98,029
First Solar Inc.(a)	585	97,999
GCL Technology Holdings Ltd.(a)	666,000	105,133
Hangzhou First Applied Material Co. Ltd., Class A	11,468	22,888
JA Solar Technology Co. Ltd., Class A	8,080	13,754
Jinko Solar Co. Ltd., Class A	22,124	18,440
LONGi Green Energy Technology Co. Ltd., Class A	33,200	67,547
Sanken Electric Co. Ltd.(a)	1,200	47,131
Shanghai Aiko Solar Energy Co. Ltd., Class A(a)	4,800	6,862
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	18,400	20,944
Trina Solar Co. Ltd., Class A	5,000	11,749
Universal Display Corp.	1,170	175,406
WONIK IPS Co. Ltd.(a)	1,730	26,561
Xinyi Solar Holdings Ltd.	150,000	61,841
		1,136,731
Total Long-Term Investments — 99.8% (Cost: $3,353,343)		3,078,675
Short-Term Securities
Money Market Funds — 5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(d)(e)(f)	179,238	179,328
Total Short-Term Securities — 5.8% (Cost: $179,328)		179,328
Total Investments — 105.6% (Cost: $3,532,671)		3,258,003
Liabilities in Excess of Other Assets — (5.6)%		(172,366)
Net Assets — 100.0%		$3,085,637

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Breakthrough Environmental Solutions ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$179,315 (a)	$—	$13	$—	$179,328	179,238	$1,499 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—	0 (a)	—	—	—	—	8	—
				$13	$—	$179,328		$1,507	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,058	$—	$—	$—	$1,058
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(1,149)	$—	$—	$—	$(1,149)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$5,522
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,181,189	$1,897,486	$—	$3,078,675
Short-Term Securities
Money Market Funds	179,328	—	—	179,328
	$1,360,517	$1,897,486	$—	$3,258,003
See notes to financial statements.
Schedule of Investments
4

Schedule of Investments (unaudited)
January 31, 2025
iShares® Cybersecurity and Tech ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Communications Equipment — 11.4%
Accton Technology Corp.	1,785,000	$40,989,652
Calix Inc.(a)	719,289	28,541,388
Joongang Advanced Materials Co. Ltd.(a)	787,637	4,000,629
Juniper Networks Inc.	1,065,097	37,129,281
		110,660,950
IT Services — 12.6%
Akamai Technologies Inc.(a)	396,806	39,640,919
Change Holdings Inc.(b)	391,200	3,679,481
NCC Group PLC	3,442,885	6,095,891
Netcompany Group A/S(a)(b)(c)	514,824	20,947,589
Okta Inc.(a)(b)	458,621	43,211,271
Protean eGov Technologies Ltd.	453,777	7,904,342
		121,479,493
Professional Services — 12.0%
Booz Allen Hamilton Holding Corp., Class A	266,809	34,418,361
CACI International Inc., Class A(a)	85,602	33,064,628
My EG Services Bhd	58,125,500	12,396,477
Science Applications International Corp.	329,460	35,673,929
		115,553,395
Software — 63.8%
A10 Networks Inc.	873,835	17,135,904
Ahnlab Inc.	70,797	3,700,301
Alarm.com Holdings Inc.(a)	568,405	34,485,131
BlackBerry Ltd.(a)	7,057,513	31,175,720
Check Point Software Technologies Ltd.(a)	208,373	45,429,481
Clear Secure Inc., Class A	1,009,854	23,903,244
Crowdstrike Holdings Inc., Class A(a)	106,384	42,348,279
CyberArk Software Ltd.(a)	120,526	44,712,735
Digital Arts Inc.	126,800	4,837,490
Fortinet Inc.(a)	393,261	39,672,170
MIA Teknoloji A/S, NVS(a)(b)	3,226,256	3,344,590
OneSpan Inc.	432,510	8,321,492
Palo Alto Networks Inc.(a)(b)	191,952	35,399,788
Qualys Inc.(a)(b)	250,475	34,918,720
Radware Ltd.(a)	384,955	8,565,249
Security	Shares	Value
Software (continued)
Rapid7 Inc.(a)	739,323	$28,478,722
SentinelOne Inc., Class A(a)	1,512,244	36,218,244
TeamViewer SE(a)(c)	1,626,315	19,259,939
Tenable Holdings Inc.(a)	917,052	39,515,771
Trend Micro Inc./Japan(a)	694,800	41,160,119
Varonis Systems Inc., Class B(a)	781,470	35,447,479
Zscaler Inc.(a)	183,613	37,198,158
		615,228,726
Total Long-Term Investments — 99.8% (Cost: $802,050,735)		962,922,564
Short-Term Securities
Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(d)(e)(f)	37,017,443	37,035,952
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(d)(e)	880,000	880,000
Total Short-Term Securities — 3.9% (Cost: $37,915,952)		37,915,952
Total Investments — 103.7% (Cost: $839,966,687)		1,000,838,516
Liabilities in Excess of Other Assets — (3.7)%		(36,136,026)
Net Assets — 100.0%		$964,702,490

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$97,858,871	$—	$(60,868,753)(a)	$47,806	$(1,972)	$37,035,952	37,017,443	$90,230 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,640,000	—	(760,000)(a)	—	—	880,000	880,000	30,695	—
				$47,806	$(1,972)	$37,915,952		$120,925	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Cybersecurity and Tech ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	6	03/21/25	$1,403	$(43,608)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$43,608	$—	$—	$—	$43,608

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$46,721	$—	$—	$—	$46,721
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$29,301	$—	$—	$—	$29,301
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,039,845
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$804,046,545	$158,876,019	$—	$962,922,564
Short-Term Securities
Money Market Funds	37,915,952	—	—	37,915,952
	$841,962,497	$158,876,019	$—	$1,000,838,516
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Cybersecurity and Tech ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(43,608)	$—	$—	$(43,608)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
January 31, 2025
iShares® Energy Storage & Materials ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobile Components — 1.8%
QuantumScape Corp., Class A(a)	14,080	$72,794
Sebang Global Battery Co. Ltd.	215	11,942
Tianneng Power International Ltd.	28,000	26,879
		111,615
Automobiles — 1.2%
Yadea Group Holdings Ltd.(b)	46,000	76,391
Building Products — 0.0%
Central Glass Co. Ltd.	100	2,116
Chemicals — 42.3%
Air Liquide SA	2,321	405,436
Air Products and Chemicals Inc.	1,254	420,416
Arkema SA	144	11,477
Asahi Kasei Corp.	51,600	350,448
BASF SE	8,251	397,514
Dow Inc.	1,792	69,978
Evonik Industries AG	635	11,924
Hanwha Solutions Corp.	287	3,870
Kaneka Corp.	200	4,855
Kolon Industries Inc.(a)	49	941
LG Chem Ltd.	1,411	228,844
Linde PLC	447	199,416
Mitsubishi Chemical Group Corp.	56,000	286,029
Mitsui Chemicals Inc.	500	10,965
Nippon Shokubai Co. Ltd.	300	3,639
Resonac Holdings Corp.	500	12,121
Sanyo Chemical Industries Ltd.	100	2,522
Shin-Etsu Chemical Co. Ltd.	5,100	158,111
Solvay SA	195	5,960
Toray Industries Inc.	4,100	28,450
Umicore SA	455	4,580
Zeon Corp.	500	4,648
		2,622,144
Electrical Equipment — 33.8%
ABB Ltd., Registered	3,356	182,742
Advanced Energy Solution Holding Co. Ltd.	1,000	36,155
Alfen NV(a)(b)	840	12,334
Ballard Power Systems Inc.(a)	9,983	13,577
Bloom Energy Corp., Class A(a)	8,107	191,163
Ceres Power Holdings PLC(a)	5,083	9,765
ChargePoint Holdings Inc.(a)	15,867	15,267
Contemporary Amperex Technology Co. Ltd., Class A	9,800	346,581
Doosan Fuel Cell Co. Ltd.(a)	1,743	19,446
Eaton Corp. PLC	545	177,910
EnerSys	1,587	154,050
Eve Energy Co. Ltd., Class A	4,800	28,011
Fluence Energy Inc.(a)(c)	2,597	33,787
FuelCell Energy Inc.(a)(c)	819	6,290
Furukawa Electric Co. Ltd.	2,800	128,033
Gotion High-tech Co. Ltd., Class A	4,100	11,611
GS Yuasa Corp.	4,000	64,309
LG Energy Solution Ltd.(a)	1,570	377,969
NEL ASA(a)	65,814	13,716
Phihong Technology Co. Ltd.(a)	13,000	13,952
Plug Power Inc.(a)(c)	31,529	58,644
Schneider Electric SE	768	194,784
Security	Shares	Value
Electrical Equipment (continued)
Stem Inc.(a)(c)	6,884	$4,177
		2,094,273
Electronic Equipment, Instruments & Components — 12.6%
Delta Electronics Inc.	6,000	78,180
Kyocera Corp.	3,500	36,329
Maxell Ltd.	100	1,289
Murata Manufacturing Co. Ltd.	23,400	367,633
Samsung SDI Co. Ltd.	1,644	249,095
Sang-A Frontec Co. Ltd., NVS(a)	412	4,683
TDK Corp.	3,700	44,723
		781,932
Machinery — 3.0%
Kaori Heat Treatment Co. Ltd.	4,000	35,297
NGK Insulators Ltd.	11,600	148,855
		184,152
Semiconductors & Semiconductor Equipment — 4.5%
Enphase Energy Inc.(a)(c)	4,008	249,618
SolarEdge Technologies Inc.(a)	2,263	29,645
		279,263
Technology Hardware, Storage & Peripherals — 0.2%
Darfon Electronics Corp.	8,000	10,583
Total Common Stocks — 99.4% (Cost: $6,863,602)		6,162,469
Preferred Stocks
Chemicals — 0.4%
LG Chem Ltd., Preference Shares, NVS	228	21,699
Total Preferred Stocks — 0.4% (Cost: $42,311)		21,699
Total Long-Term Investments — 99.8% (Cost: $6,905,913)		6,184,168
Short-Term Securities
Money Market Funds — 5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(d)(e)(f)	360,206	360,386
Total Short-Term Securities — 5.8% (Cost: $360,386)		360,386
Total Investments — 105.6% (Cost: $7,266,299)		6,544,554
Liabilities in Excess of Other Assets — (5.6)%		(345,213)
Net Assets — 100.0%		$6,199,341

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Energy Storage & Materials ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,890	$342,571 (a)	$—	$(73)	$(2)	$360,386	360,206	$1,496 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—	0 (a)	—	—	—	—	8	—
				$(73)	$(2)	$360,386		$1,504	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	1	03/21/25	$11	$216
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$216	$—	$—	$—	$216

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$2,012	$—	$—	$—	$2,012
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(1,214)	$—	$—	$—	$(1,214)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$22,303
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Energy Storage & Materials ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,723,611	$4,438,858	$—	$6,162,469
Preferred Stocks	—	21,699	—	21,699
Short-Term Securities
Money Market Funds	360,386	—	—	360,386
	$2,083,997	$4,460,557	$—	$6,544,554
Derivative Financial Instruments(a)
Assets
Equity Contracts	$216	$—	$—	$216

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
10

Schedule of Investments (unaudited)
January 31, 2025
iShares® Exponential Technologies ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 2.5%
IGO Ltd.	5,084,818	$15,289,863
Megaport Ltd.(a)	3,407,344	17,775,828
SiteMinder Ltd.(a)	4,326,769	15,920,874
Technology One Ltd.	869,523	16,532,438
WiseTech Global Ltd.	211,093	15,980,309
		81,499,312
Austria — 0.5%
Verbund AG	211,949	16,292,809
Belgium — 1.0%
Argenx SE(a)	26,793	17,687,055
Melexis NV	273,268	16,470,084
		34,157,139
Canada — 2.6%
BlackBerry Ltd.(a)	5,779,174	25,528,811
Boralex Inc., Class A	762,330	13,553,932
Brookfield Renewable Corp.	545,179	14,524,602
Constellation Software Inc./Canada	5,011	16,387,920
Northland Power Inc.	1,208,080	14,139,361
		84,134,626
China — 8.3%
Alibaba Group Holding Ltd.	1,483,700	18,199,777
Baidu Inc., Class A(a)	1,544,150	17,458,901
BYD Co. Ltd., Class A	424,200	15,973,357
China Longyuan Power Group Corp. Ltd., Class H	18,744,000	13,820,281
China Resources Power Holdings Co. Ltd.	6,684,000	14,865,506
China Three Gorges Renewables Group Co. Ltd., Class A	26,207,510	15,054,831
Ganfeng Lithium Group Co. Ltd., Class A	3,081,042	13,968,290
Gotion High-tech Co. Ltd., Class A	5,321,204	15,070,015
Innovent Biologics Inc.(a)(b)	3,292,500	14,011,404
Li Auto Inc., Class A(a)	1,444,700	17,004,004
LONGi Green Energy Technology Co. Ltd., Class A	6,678,000	13,586,691
National Silicon Industry Group Co. Ltd., Class A	5,421,550	13,258,581
NIO Inc., Class A(a)(c)	3,548,480	15,355,145
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	11,978,700	13,634,703
Tencent Holdings Ltd.	314,400	16,542,213
Tianqi Lithium Corp., Class A	3,170,707	13,287,517
Tongwei Co. Ltd., Class A	4,738,300	13,221,636
XPeng Inc., Class A(a)	2,473,300	18,796,717
		273,109,569
Denmark — 0.9%
Orsted A/S(a)(b)	324,773	12,523,421
Vestas Wind Systems A/S(a)	1,228,173	16,893,066
		29,416,487
France — 2.6%
Dassault Systemes SE	459,200	17,928,004
Neoen SA(b)	396,712	16,371,426
Sartorius Stedim Biotech	78,980	18,211,117
STMicroelectronics NV	647,144	14,457,811
Worldline SA/France(a)(b)	1,995,106	17,655,399
		84,623,757
Germany — 1.6%
Infineon Technologies AG	457,473	15,041,025
SAP SE	66,073	18,208,010
Siemens Energy AG(a)	303,737	18,071,528
		51,320,563
Security	Shares	Value
India — 1.4%
Infosys Ltd.	710,864	$15,467,912
Tata Consultancy Services Ltd.	315,873	14,946,646
Wipro Ltd.	4,531,037	16,232,279
		46,646,837
Israel — 0.5%
Nice Ltd.(a)	93,631	15,650,757
Italy — 0.9%
Infrastrutture Wireless Italiane SpA(b)	1,525,927	15,864,521
Nexi SpA(a)(b)	2,591,106	13,158,521
		29,023,042
Japan — 5.8%
Chugai Pharmaceutical Co. Ltd.	370,100	15,956,866
Daifuku Co. Ltd.	727,400	14,929,415
Daiichi Sankyo Co. Ltd.	566,300	15,788,672
FANUC Corp.	611,300	18,211,743
Harmonic Drive Systems Inc.	971,100	27,896,674
Murata Manufacturing Co. Ltd.	975,100	15,319,595
Nabtesco Corp.	992,700	17,750,685
SUMCO Corp.	2,071,700	15,295,381
Taiyo Yuden Co. Ltd.	1,177,500	16,462,789
TDK Corp.	1,246,700	15,069,238
Yaskawa Electric Corp.	614,100	17,829,331
		190,510,389
Netherlands — 2.9%
Adyen NV(a)(b)	10,449	16,865,910
Allfunds Group PLC	2,847,259	14,641,464
ASM International NV	29,778	17,276,703
ASML Holding NV	22,543	16,676,479
BE Semiconductor Industries NV	123,716	15,777,673
QIAGEN NV	343,875	15,270,532
		96,508,761
Norway — 0.5%
Nordic Semiconductor ASA(a)	1,736,513	17,438,248
Portugal — 0.5%
EDP Renovaveis SA	1,620,300	15,159,440
South Korea — 2.0%
LG Energy Solution Ltd.(a)(c)	60,778	14,631,984
Samsung Electro-Mechanics Co. Ltd.	197,362	18,076,973
Samsung SDI Co. Ltd.	97,851	14,826,171
SK Hynix Inc.	135,795	18,282,025
		65,817,153
Spain — 1.5%
Amadeus IT Group SA	226,832	16,599,010
Cellnex Telecom SA(b)	472,559	15,827,513
Corp. ACCIONA Energias Renovables SA	843,169	15,652,756
		48,079,279
Sweden — 1.0%
Swedish Orphan Biovitrum AB(a)	565,511	17,126,805
Telefonaktiebolaget LM Ericsson, Class B	1,959,523	14,754,965
		31,881,770
Switzerland — 0.5%
Novartis AG, Registered	166,531	17,431,925
Taiwan — 3.8%
Advantech Co. Ltd.	1,488,000	17,035,441
Globalwafers Co. Ltd.	1,322,000	13,624,186
MediaTek Inc.	406,000	17,582,653
Sino-American Silicon Products Inc.	3,522,000	12,484,912
Taiwan Semiconductor Manufacturing Co. Ltd.	519,000	17,320,631
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Exponential Technologies ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
United Microelectronics Corp.	12,441,000	$14,832,236
Win Semiconductors Corp.(a)	4,799,000	15,029,198
Yageo Corp.	1,012,650	16,435,102
		124,344,359
United Kingdom — 2.6%
AstraZeneca PLC	122,441	17,187,724
GSK PLC	937,505	16,330,941
Ocado Group PLC(a)	4,277,982	15,844,532
Sage Group PLC (The)	994,392	16,526,275
Wise PLC, Class A(a)	1,371,188	18,891,551
		84,781,023
United States — 54.2%
AbbVie Inc.	94,474	17,373,769
Accenture PLC, Class A	45,224	17,408,979
Advanced Micro Devices Inc.(a)	124,213	14,402,497
Akamai Technologies Inc.(a)(c)	164,400	16,423,560
Albemarle Corp.	153,687	12,938,909
Alnylam Pharmaceuticals Inc.(a)	64,699	17,553,486
Alphabet Inc., Class A	83,674	17,071,169
Amazon.com Inc.(a)	71,420	16,975,106
American Tower Corp.	82,377	15,235,626
Analog Devices Inc.	75,744	16,049,396
Ansys Inc.(a)	47,475	16,639,987
Applied Materials Inc.	93,416	16,847,576
Arcadium Lithium PLC, NVS(a)	3,211,210	18,432,345
Arista Networks Inc.(a)	152,752	17,601,613
Atlassian Corp., Class A, NVS(a)	59,881	18,370,293
Autodesk Inc.(a)	53,096	16,530,909
Bentley Systems Inc., Class B	347,307	16,167,141
Bio-Rad Laboratories Inc., Class A(a)	48,159	17,379,620
Blackbaud Inc.(a)	202,605	15,630,976
Box Inc., Class A(a)(c)	509,177	17,001,420
Bridgebio Pharma Inc.(a)(c)	567,351	19,409,078
Bristol-Myers Squibb Co.	290,935	17,150,618
Broadcom Inc.	89,747	19,858,319
Cadence Design Systems Inc.(a)	52,867	15,734,277
Cisco Systems Inc.	284,054	17,213,672
Cloudflare Inc., Class A(a)	143,582	19,871,749
Cognizant Technology Solutions Corp., Class A	202,375	16,718,199
Coinbase Global Inc., Class A(a)	52,409	15,268,314
Corning Inc.	345,193	17,977,651
CRISPR Therapeutics AG(a)(c)	357,476	14,867,427
Crowdstrike Holdings Inc., Class A(a)(c)	45,320	18,040,532
Crown Castle Inc.	165,776	14,800,481
Danaher Corp.	69,849	15,558,166
Datadog Inc., Class A(a)	105,084	14,996,538
DocuSign Inc., Class A(a)	173,535	16,786,041
Dropbox Inc., Class A(a)	547,333	17,596,756
DuPont de Nemours Inc.	200,680	15,412,224
Dynatrace Inc.(a)	292,103	16,868,948
EchoStar Corp., Class A(a)	701,442	19,401,886
Elastic NV(a)	153,614	17,293,864
Eli Lilly & Co.	20,612	16,717,981
Enphase Energy Inc.(a)(c)	229,369	14,285,101
EPAM Systems Inc.(a)	65,000	16,507,400
F5 Inc.(a)	62,715	18,642,661
First Solar Inc.(a)	80,968	13,563,759
Fortinet Inc.(a)	166,900	16,836,872
Garmin Ltd.	73,882	15,947,430
Gen Digital Inc.	548,600	14,762,826
Guidewire Software Inc.(a)	96,364	20,358,822
Security	Shares	Value
United States (continued)
HubSpot Inc.(a)	22,655	$17,660,252
Illumina Inc.(a)	109,546	14,541,136
Intel Corp.	845,055	16,419,419
International Business Machines Corp.	71,638	18,317,837
Intuitive Surgical Inc.(a)	30,931	17,688,820
Ionis Pharmaceuticals Inc.(a)(c)	432,785	13,805,842
Jazz Pharmaceuticals PLC(a)(c)	136,196	16,938,697
KLA Corp.	25,340	18,707,002
Lam Research Corp.	204,542	16,578,129
Lincoln Electric Holdings Inc.	78,650	15,634,047
Manhattan Associates Inc.(a)	54,668	11,403,198
MarketAxess Holdings Inc.	70,014	15,447,189
Marvell Technology Inc.	147,665	16,665,472
Merck & Co. Inc.	164,365	16,242,549
Mettler-Toledo International Inc.(a)	12,946	17,664,040
Microchip Technology Inc.	267,237	14,510,969
Micron Technology Inc.	158,700	14,479,788
Microsoft Corp.	36,838	15,289,980
Moderna Inc.(a)	397,800	15,681,276
MongoDB Inc., Class A(a)	55,332	15,123,342
Monolithic Power Systems Inc.	26,032	16,592,016
Motorola Solutions Inc.	34,970	16,409,673
Nasdaq Inc.	202,239	16,652,359
NEXTracker Inc., Class A(a)	448,859	22,631,471
Nvidia Corp.	117,278	14,081,569
NXP Semiconductors NV	74,810	15,601,626
Okta Inc.(a)	193,436	18,225,540
ON Semiconductor Corp.(a)	241,897	12,660,889
Palantir Technologies Inc., Class A(a)	226,768	18,706,092
Palo Alto Networks Inc.(a)	82,081	15,137,378
Pfizer Inc.	651,674	17,282,394
PTC Inc.(a)	83,517	16,158,869
Qorvo Inc.(a)	233,583	19,382,717
Qualcomm Inc.	102,880	17,791,038
Qualys Inc.(a)(c)	105,099	14,651,852
Regeneron Pharmaceuticals Inc.(a)	20,980	14,119,120
Repligen Corp.(a)	105,912	17,603,634
Roper Technologies Inc.	30,357	17,475,007
Salesforce Inc.	46,356	15,839,845
SBA Communications Corp., Class A	76,045	15,023,450
Seagate Technology Holdings PLC	167,113	16,103,009
SentinelOne Inc., Class A(a)(c)	697,556	16,706,466
ServiceNow Inc.(a)	14,336	14,599,496
Skyworks Solutions Inc.	183,894	16,322,431
Snowflake Inc., Class A(a)	95,627	17,357,257
SoFi Technologies Inc.(a)	1,031,466	16,276,533
Synopsys Inc.(a)	32,119	16,877,892
Tenable Holdings Inc.(a)	384,237	16,556,772
Teradyne Inc.	136,799	15,839,956
Tesla Inc.(a)	38,724	15,667,730
Texas Instruments Inc.	85,760	15,832,154
Trade Desk Inc. (The), Class A(a)	122,610	14,551,355
Tradeweb Markets Inc., Class A	126,239	16,019,729
Tyler Technologies Inc.(a)	26,420	15,895,329
Varonis Systems Inc., Class B(a)	342,471	15,534,485
Veeva Systems Inc., Class A(a)(c)	69,946	16,315,604
Waters Corp.(a)	42,686	17,735,179
Western Digital Corp.(a)	235,235	15,320,856
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Exponential Technologies ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Zscaler Inc.(a)	79,099	$16,024,666
		1,776,844,391
Total Common Stocks — 98.1% (Cost: $2,702,563,524)		3,214,671,636
Preferred Stocks
Chile — 0.5%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	427,650	16,878,961
Germany — 0.7%
Sartorius AG, Preference Shares, NVS	70,534	20,354,105
Total Preferred Stocks — 1.2% (Cost: $44,753,032)		37,233,066
Total Long-Term Investments — 99.3% (Cost: $2,747,316,556)		3,251,904,702
Short-Term Securities
Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(d)(e)(f)	85,283,348	85,325,989
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(d)(e)	17,120,000	$17,120,000
Total Short-Term Securities — 3.1% (Cost: $102,404,405)		102,445,989
Total Investments — 102.4% (Cost: $2,849,720,961)		3,354,350,691
Liabilities in Excess of Other Assets — (2.4)%		(77,624,115)
Net Assets — 100.0%		$3,276,726,576

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$112,644,064	$—	$(27,343,931)(a)	$52,778	$(26,922)	$85,325,989	85,283,348	$188,915 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,840,000	12,280,000 (a)	—	—	—	17,120,000	17,120,000	147,860	—
				$52,778	$(26,922)	$102,445,989		$336,775	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	53	03/21/25	$2,896	$70,863
MSCI Emerging Markets Index	95	03/21/25	5,180	11,901
S&P 500 E-Mini Index	50	03/21/25	15,168	(74,686)
				$8,078
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Exponential Technologies ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$82,764	$—	$—	$—	$82,764
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$74,686	$—	$—	$—	$74,686

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$352,291	$—	$—	$—	$352,291
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$195,291	$—	$—	$—	$195,291
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$14,534,464
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,910,770,057	$1,303,901,579	$—	$3,214,671,636
Preferred Stocks	—	37,233,066	—	37,233,066
Short-Term Securities
Money Market Funds	102,445,989	—	—	102,445,989
	$2,013,216,046	$1,341,134,645	$—	$3,354,350,691
Derivative Financial Instruments(a)
Assets
Equity Contracts	$11,901	$70,863	$—	$82,764
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Exponential Technologies ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$(74,686)	$—	$—	$(74,686)
	$(62,785)	$70,863	$—	$8,078

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
January 31, 2025
iShares® Future Cloud 5G and Tech ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Chemicals — 2.3%
DuPont de Nemours Inc.	2,471	$189,773
Communications Equipment — 13.4%
Arista Networks Inc.(a)	1,905	219,513
Ciena Corp.(a)(b)	2,785	242,685
Juniper Networks Inc.	4,106	143,135
Lumentum Holdings Inc.(a)	867	73,747
Nokia OYJ	46,701	220,216
Telefonaktiebolaget LM Ericsson, Class B	24,783	186,613
		1,085,909
Diversified Telecommunication Services — 6.5%
Cellnex Telecom SA(c)	5,890	197,275
China Tower Corp. Ltd., Class H(c)	1,102,000	158,735
HFCL Ltd.	23,597	26,566
Infrastrutture Wireless Italiane SpA(c)	9,203	95,680
NetLink NBN Trust	82,700	52,334
		530,590
Electrical Equipment — 2.3%
Vertiv Holdings Co., Class A	1,620	189,572
Electronic Equipment, Instruments & Components — 9.4%
Belden Inc.	1,074	125,089
Corning Inc.	4,281	222,954
Keysight Technologies Inc.(a)	1,215	216,695
Murata Manufacturing Co. Ltd.	12,300	193,243
		757,981
IT Services — 4.2%
Akamai Technologies Inc.(a)	1,901	189,910
Computacenter PLC	842	24,367
Kyndryl Holdings Inc.(a)	2,942	111,678
Megaport Ltd.(a)	2,207	11,514
		337,469
Media — 1.2%
EchoStar Corp., Class A(a)	3,438	95,095
Semiconductors & Semiconductor Equipment — 33.6%
Advanced Micro Devices Inc.(a)	1,564	181,346
Broadcom Inc.	1,114	246,495
Infineon Technologies AG	5,913	194,411
Intel Corp.	10,111	196,457
MACOM Technology Solutions Holdings Inc.(a)	1,461	193,217
Marvell Technology Inc.	1,832	206,760
MediaTek Inc.	5,000	216,535
Micron Technology Inc.	1,995	182,024
Nordic Semiconductor ASA(a)	4,485	45,039
Nvidia Corp.	1,464	175,782
NXP Semiconductors NV	926	193,117
Qorvo Inc.(a)	2,538	210,603
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Qualcomm Inc.	1,266	$218,929
Skyworks Solutions Inc.	2,275	201,929
SOITEC(a)	649	56,574
		2,719,218
Software — 9.6%
Datadog Inc., Class A(a)	1,308	186,665
Dynatrace Inc.(a)	3,625	209,344
Elastic NV(a)	1,163	130,930
Nutanix Inc., Class A(a)	3,145	216,266
Teradata Corp.(a)	1,204	38,420
		781,625
Specialized REITs — 6.9%
American Tower Corp.	1,020	188,649
Crown Castle Inc.	2,041	182,221
SBA Communications Corp., Class A	936	184,916
		555,786
Technology Hardware, Storage & Peripherals — 10.4%
Pure Storage Inc., Class A(a)	3,327	225,537
Seagate Technology Holdings PLC	2,102	202,549
Super Micro Computer Inc.(a)	5,318	151,669
Western Digital Corp.(a)	2,958	192,655
Wiwynn Corp.	1,000	65,922
		838,332
Total Long-Term Investments — 99.8% (Cost: $7,202,410)		8,081,350
Short-Term Securities
Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(d)(e)(f)	234,093	234,210
Total Short-Term Securities — 2.9% (Cost: $234,212)		234,210
Total Investments — 102.7% (Cost: $7,436,622)		8,315,560
Liabilities in Excess of Other Assets — (2.7)%		(217,969)
Net Assets — 100.0%		$8,097,591

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Future Cloud 5G and Tech ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$125,539	$108,704 (a)	$—	$(22)	$(11)	$234,210	234,093	$334 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—	0 (a)	—	—	—	—	35	—
				$(22)	$(11)	$234,210		$369	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	1	03/21/25	$11	$220
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$220	$—	$—	$—	$220

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$804	$—	$—	$—	$804
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(996)	$—	$—	$—	$(996)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$11,260
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Future Cloud 5G and Tech ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$6,413,027	$1,668,323	$—	$8,081,350
Short-Term Securities
Money Market Funds	234,210	—	—	234,210
	$6,647,237	$1,668,323	$—	$8,315,560
Derivative Financial Instruments(a)
Assets
Equity Contracts	$220	$—	$—	$220

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
18

Schedule of Investments (unaudited)
January 31, 2025
iShares® Genomics Immunology and Healthcare ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 1.0%
AbCellera Biologics Inc.(a)(b)	397,295	$1,259,424
China — 4.8%
BeiGene Ltd.(a)	338,500	5,877,825
Denmark — 3.9%
Genmab A/S(a)	24,584	4,832,156
France — 5.4%
Sanofi SA	55,391	6,020,007
Valneva SE(a)(b)	243,647	687,685
		6,707,692
Germany — 4.5%
BioNTech SE, ADR(a)(b)	44,311	5,484,373
Japan — 4.4%
Ono Pharmaceutical Co. Ltd.	41,500	431,740
Takeda Pharmaceutical Co. Ltd.	184,500	4,963,052
		5,394,792
South Korea — 1.3%
SK Bioscience Co. Ltd.(a)	46,157	1,546,906
Switzerland — 4.7%
Roche Holding AG, NVS	18,411	5,787,897
United Kingdom — 9.6%
AstraZeneca PLC	39,727	5,576,700
GSK PLC	314,907	5,485,547
Mereo Biopharma Group PLC, ADR(a)(b)	246,605	742,281
		11,804,528
United States — 60.1%
4D Molecular Therapeutics Inc.(a)	69,892	391,395
Allogene Therapeutics Inc.(a)(b)	255,184	459,331
Arcellx Inc.(a)(b)	63,792	4,346,149
Arcturus Therapeutics Holdings Inc.(a)	44,034	747,257
Arcus Biosciences Inc.(a)(b)	86,193	1,111,890
Beam Therapeutics Inc.(a)(b)	8,521	220,864
BioCryst Pharmaceuticals Inc.(a)(b)	338,611	2,675,027
Cargo Therapeutics Inc.(a)	57,380	206,568
Celcuity Inc.(a)	54,866	655,649
CRISPR Therapeutics AG(a)(b)	9,701	403,465
Exelixis Inc.(a)	150,572	4,991,462
Geron Corp.(a)	1,011,433	2,902,813
Ginkgo Bioworks Holdings Inc.(a)(b)	65,062	869,228
ImmunityBio Inc.(a)(b)	285,919	986,421
Immunome Inc.(a)	90,931	1,002,969
Incyte Corp.(a)	71,043	5,268,549
Intellia Therapeutics Inc.(a)(b)	11,738	121,136
Iovance Biotherapeutics Inc.(a)	442,176	2,586,730
Security	Shares	Value
United States (continued)
Janux Therapeutics Inc.(a)	82,990	$3,608,405
Kura Oncology Inc.(a)	116,894	924,632
Ligand Pharmaceuticals Inc.(a)(b)	2,208	257,342
Merck & Co. Inc.	52,319	5,170,164
Moderna Inc.(a)(b)	121,367	4,784,287
Novavax Inc.(a)(b)	274,149	2,382,355
OmniAb Inc.(a)(b)	174,446	561,716
OmniAb, Inc., 12.50 Earnout Shares(c)	19,498	—
OmniAb, Inc., 15.00 Earnout Shares(c)	19,498	—
ORIC Pharmaceuticals Inc.(a)	75,492	786,627
Pacific Biosciences of California Inc.(a)(b)	432,943	666,732
Regeneron Pharmaceuticals Inc.(a)	6,933	4,665,770
Revolution Medicines Inc.(a)	112,202	4,819,076
Rigel Pharmaceuticals Inc.(a)	30,934	669,721
Sangamo Therapeutics Inc.(a)	357,783	440,073
SpringWorks Therapeutics Inc.(a)	117,995	4,424,812
Twist Bioscience Corp.(a)(b)	100,903	5,284,290
Verve Therapeutics Inc.(a)	113,034	860,189
Vir Biotechnology Inc.(a)(b)	156,420	1,626,768
Xencor Inc.(a)	118,011	2,157,241
		74,037,103
Total Long-Term Investments — 99.7% (Cost: $130,667,397)		122,732,696
Short-Term Securities
Money Market Funds — 13.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(d)(e)(f)	16,195,171	16,203,269
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(d)(e)	110,000	110,000
Total Short-Term Securities — 13.3% (Cost: $16,313,269)		16,313,269
Total Investments — 113.0% (Cost: $146,980,666)		139,045,965
Liabilities in Excess of Other Assets — (13.0)%		(15,950,228)
Net Assets — 100.0%		$123,095,737

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Genomics Immunology and Healthcare ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$12,999,352	$3,203,517 (a)	$—	$1,462	$(1,062)	$16,203,269	16,195,171	$109,103 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	120,000	—	(10,000)(a)	—	—	110,000	110,000	4,883	—
				$1,462	$(1,062)	$16,313,269		$113,986	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Health Care Sector Index	2	03/21/25	$298	$16,995
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$16,995	$—	$—	$—	$16,995

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(30,519)	$—	$—	$—	$(30,519)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$9,140	$—	$—	$—	$9,140
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$372,865
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments
20

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Genomics Immunology and Healthcare ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$81,523,181	$41,209,515	$—	$122,732,696
Short-Term Securities
Money Market Funds	16,313,269	—	—	16,313,269
	$97,836,450	$41,209,515	$—	$139,045,965
Derivative Financial Instruments(a)
Assets
Equity Contracts	$16,995	$—	$—	$16,995

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
January 31, 2025
iShares® Neuroscience and Healthcare ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Biotechnology — 63.0%
Abeona Therapeutics Inc.(a)	3,443	$19,074
Acadia Pharmaceuticals Inc.(a)	9,257	172,736
Alector Inc.(a)	6,603	10,961
Alkermes PLC(a)(b)	5,085	160,330
Anavex Life Sciences Corp.(a)(b)	7,185	66,605
Annexon Inc.(a)	7,817	30,017
Argenx SE, ADR(a)	257	168,368
BioArctic AB, Class B(a)(c)	3,410	67,789
Biogen Inc.(a)	1,014	145,945
Biohaven Ltd., NVS(a)(b)	3,571	136,591
Capricor Therapeutics Inc.(a)	3,497	52,595
Catalyst Pharmaceuticals Inc.(a)	7,264	163,876
Dianthus Therapeutics Inc.(a)(b)	1,676	37,123
Dyne Therapeutics Inc.(a)	5,422	77,101
Eliem Therapeutics Inc.(a)(b)	4,506	8,561
Entrada Therapeutics Inc.(a)	1,900	25,536
Idorsia Ltd.(a)(b)	10,586	8,183
Larimar Therapeutics Inc.(a)	3,239	12,438
Neurocrine Biosciences Inc.(a)	1,248	189,471
Neurogene Inc.(a)	1,415	22,428
Praxis Precision Medicines Inc.(a)	1,508	115,437
Prothena Corp. PLC(a)(b)	3,920	55,782
PTC Therapeutics Inc.(a)	3,330	152,780
SanBio Co. Ltd.(a)	4,300	19,699
Sangamo Therapeutics Inc.(a)(b)	17,422	21,429
Sarepta Therapeutics Inc.(a)	1,248	141,923
Scholar Rock Holding Corp.(a)	3,670	148,195
Solid Biosciences Inc.(a)	2,847	9,053
Taysha Gene Therapies Inc.(a)	13,443	20,165
Vanda Pharmaceuticals Inc.(a)	4,832	21,309
Voyager Therapeutics Inc.(a)	3,953	21,544
Xenon Pharmaceuticals Inc.(a)	3,744	149,685
		2,452,729
Health Care Equipment & Supplies — 7.5%
Axogen Inc.(a)	3,631	66,121
ClearPoint Neuro Inc.(a)	2,092	36,526
Integra LifeSciences Holdings Corp.(a)(b)	5,792	151,171
MicroPort NeuroScientific Corp., NVS	18,000	23,800
Nevro Corp.(a)	3,094	15,687
		293,305
Life Sciences Tools & Services — 0.3%
Cellivery Therapeutics Inc.(a)(d)	3,565	9,834
Security	Shares	Value
Pharmaceuticals — 29.0%
Alto Neuroscience Inc.(a)	1,922	$8,245
Amylyx Pharmaceuticals Inc.(a)	3,785	13,815
Avadel Pharmaceuticals PLC(a)	7,717	60,964
Cassava Sciences Inc.(a)(b)	3,657	8,704
Contineum Therapeutics Inc., Class A(a)	1,230	12,042
Edgewise Therapeutics Inc.(a)	4,908	137,522
H Lundbeck A/S	23,452	143,712
Intra-Cellular Therapies Inc.(a)	1,892	240,435
KemPharm Inc.(a)	4,645	36,417
Medincell SA, NVS(a)(b)	1,572	25,669
Neuren Pharmaceuticals Ltd., NVS(a)	9,843	87,308
Rapport Therapeutics Inc.(a)	1,529	25,091
SK Biopharmaceuticals Co. Ltd.(a)	2,230	165,949
Supernus Pharmaceuticals Inc.(a)	4,304	165,145
		1,131,018
Total Long-Term Investments — 99.8% (Cost: $3,734,466)		3,886,886
Short-Term Securities
Money Market Funds — 17.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(e)(f)(g)	690,258	690,603
Total Short-Term Securities — 17.7% (Cost: $690,545)		690,603
Total Investments — 117.5% (Cost: $4,425,011)		4,577,489
Liabilities in Excess of Other Assets — (17.5)%		(682,641)
Net Assets — 100.0%		$3,894,848

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
22

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Neuroscience and Healthcare ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$466,189	$224,431 (a)	$—	$(28)	$11	$690,603	690,258	$11,076 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—	0 (a)	—	—	—	—	119	—
				$(28)	$11	$690,603		$11,195	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,132	$—	$—	$—	$1,132
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,512,507	$364,545	$9,834	$3,886,886
Short-Term Securities
Money Market Funds	690,603	—	—	690,603
	$4,203,110	$364,545	$9,834	$4,577,489
See notes to financial statements.
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
January 31, 2025
iShares® Self-Driving EV and Tech ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 2.5%
Pilbara Minerals Ltd.(a)(b)	2,823,666	$3,960,349
Canada — 0.7%
NFI Group Inc.(a)	128,206	1,060,334
China — 24.5%
BYD Co. Ltd., Class H	194,000	6,817,225
Ganfeng Lithium Group Co. Ltd., Class H(c)	438,280	1,094,157
Li Auto Inc., Class A(a)	584,400	6,878,342
NIO Inc., Class A(a)	1,424,520	6,164,248
Tianneng Power International Ltd.	726,000	696,939
Tianqi Lithium Corp., Class H	150,400	437,356
XPeng Inc., Class A(a)	1,030,600	7,832,409
Zeekr Intelligent Technology Holding Ltd., ADR(a)(b)	255,444	6,677,306
Zhejiang Leapmotor Technology Co. Ltd.(a)(c)	729,000	3,045,096
		39,643,078
France — 5.1%
Forvia SE	76,024	797,900
Renault SA	143,618	7,373,021
		8,170,921
Germany — 2.3%
Continental AG	52,683	3,744,345
Israel — 0.2%
Electreon Wireless Ltd.(a)(b)	6,227	377,775
Japan — 1.3%
GS Yuasa Corp.	100,200	1,610,935
TS Tech Co. Ltd.	45,700	517,945
		2,128,880
South Korea — 14.2%
Hyundai Mobis Co. Ltd.	29,646	5,349,787
LG Chem Ltd.	35,379	5,737,962
LG Energy Solution Ltd.(a)	24,145	5,812,782
Samsung SDI Co. Ltd.	37,489	5,680,252
Sebang Global Battery Co. Ltd.	6,182	343,368
		22,924,151
Switzerland — 3.8%
ABB Ltd., Registered	111,821	6,088,920
Taiwan — 0.9%
Advanced Energy Solution Holding Co. Ltd.	34,000	1,229,268
Darfon Electronics Corp.	205,000	271,191
		1,500,459
United Kingdom — 1.4%
Polestar Automotive Holding U.K. PLC, Class A(a)(b)	507,852	518,009
Spectris PLC	47,754	1,785,109
		2,303,118
United States — 30.0%
Adient PLC(a)	40,452	705,078
Albemarle Corp.	63,295	5,328,806
Aptiv PLC(a)	113,927	7,111,323
Aurora Innovation Inc., Class A(a)(b)	471,569	3,206,669
Autoliv Inc.	38,394	3,711,164
Blue Bird Corp.(a)	34,456	1,227,323
Security	Shares	Value
United States (continued)
ChargePoint Holdings Inc.(a)(b)	421,407	$405,478
CTS Corp.	14,311	731,149
EVgo Inc., Class A(a)	108,787	377,491
Gentex Corp.	110,922	2,875,098
Gentherm Inc.(a)	14,867	567,176
Lear Corp.	26,502	2,493,573
Lucid Group Inc., Class A(a)(b)	965,965	2,666,064
Ouster Inc.(a)	22,197	221,082
QuantumScape Corp., Class A(a)(b)	388,202	2,007,004
Rivian Automotive Inc., Class A(a)(b)	511,030	6,418,537
Serve Robotics Inc.(a)(b)	29,129	483,250
Tesla Inc.(a)	17,069	6,906,118
Visteon Corp.(a)	13,361	1,123,126
		48,565,509
Total Common Stocks — 86.9% (Cost: $160,014,945)		140,467,839
Preferred Stocks
Chile — 3.6%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	148,976	5,879,949
Germany — 8.8%
Porsche Automobil Holding SE, Preference Shares, NVS	166,174	6,567,333
Volkswagen AG, Preference Shares, NVS	75,472	7,695,571
		14,262,904
Total Preferred Stocks — 12.4% (Cost: $24,816,501)		20,142,853
Total Long-Term Investments — 99.3% (Cost: $184,831,446)		160,610,692
Short-Term Securities
Money Market Funds — 14.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(d)(e)(f)	22,663,364	22,674,696
Total Short-Term Securities — 14.0% (Cost: $22,674,845)		22,674,696
Total Investments — 113.3% (Cost: $207,506,291)		183,285,388
Liabilities in Excess of Other Assets — (13.3)%		(21,559,137)
Net Assets — 100.0%		$161,726,251

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
24

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Self-Driving EV and Tech ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$43,599,493	$—	$(20,935,681)(a)	$10,226	$658	$22,674,696	22,663,364	$656,745 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	90,000	—	(90,000)(a)	—	—	—	—	2,060	—
				$10,226	$658	$22,674,696		$658,805	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	8	03/21/25	$437	$31,625
S&P 500 E-Mini Index	2	03/21/25	607	6,495
				$38,120
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$38,120	$—	$—	$—	$38,120

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$55,836	$—	$—	$—	$55,836
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$35,904	$—	$—	$—	$35,904
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Self-Driving EV and Tech ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,177,189
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$57,518,097	$82,949,742	$—	$140,467,839
Preferred Stocks	—	20,142,853	—	20,142,853
Short-Term Securities
Money Market Funds	22,674,696	—	—	22,674,696
	$80,192,793	$103,092,595	$—	$183,285,388
Derivative Financial Instruments(a)
Assets
Equity Contracts	$6,495	$31,625	$—	$38,120

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
26

Statements of Assets and Liabilities (unaudited)
January 31, 2025

	iShares Breakthrough Environmental Solutions ETF	iShares Cybersecurity and Tech ETF	iShares Energy Storage & Materials ETF	iShares Exponential Technologies ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$3,078,675	$962,922,564	$6,184,168	$3,251,904,702
Investments, at value—affiliated(c)	179,328	37,915,952	360,386	102,445,989
Cash	1,288	12,784	3,079	527,375
Cash pledged for futures contracts	—	95,000	1,000	924,000
Foreign currency collateral pledged for futures contracts(d)	—	—	—	205,405
Foreign currency, at value(e)	2,676	248,545	2,543	4,376,782
Receivables:
Investments sold	—	—	—	713,863
Securities lending income—affiliated	128	19,061	366	29,908
Dividends—unaffiliated	2,092	874,617	4,142	2,880,948
Dividends—affiliated	—	2,341	—	25,365
Tax reclaims	1,673	2,675	6,694	825,312
Variation margin on futures contracts	15	—	—	—
Foreign withholding tax claims	308	—	—	—
Total assets	3,266,183	1,002,093,539	6,562,378	3,364,859,649
LIABILITIES
Collateral on securities loaned, at value	179,315	37,007,299	360,450	85,263,409
Payables:
Capital shares redeemed	—	—	—	717,242
Deferred foreign capital gain tax	—	—	—	562,879
Investment advisory fees	1,231	375,351	2,483	1,270,195
Professional fees	—	—	—	161,112
Variation margin on futures contracts	—	8,399	104	158,236
Total liabilities	180,546	37,391,049	363,037	88,133,073
Commitments and contingent liabilities
NET ASSETS	$3,085,637	$964,702,490	$6,199,341	$3,276,726,576
NET ASSETS CONSIST OF
Paid-in capital	$4,025,360	$816,738,441	$7,188,598	$2,540,219,681
Accumulated earnings (loss)	(939,723)	147,964,049	(989,257)	736,506,895
NET ASSETS	$3,085,637	$964,702,490	$6,199,341	$3,276,726,576
NET ASSET VALUE
Shares outstanding	160,000	19,000,000	280,000	52,750,000
Net asset value	$19.29	$50.77	$22.14	$62.12
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$3,353,343	$802,050,735	$6,905,913	$2,747,316,556
(b) Securities loaned, at value	$173,711	$35,625,686	$344,754	$81,492,766
(c) Investments, at cost—affiliated	$179,328	$37,915,952	$360,386	$102,404,405
(d) Foreign currency collateral pledged, at cost	$—	$—	$—	$206,161
(e) Foreign currency, at cost	$2,673	$249,027	$2,556	$4,388,611
See notes to financial statements.
27
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)(continued)
January 31, 2025

	iShares Future Cloud 5G and Tech ETF	iShares Genomics Immunology and Healthcare ETF	iShares Neuroscience and Healthcare ETF	iShares Self-Driving EV and Tech ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$8,081,350	$122,732,696	$3,886,886	$160,610,692
Investments, at value—affiliated(c)	234,210	16,313,269	690,603	22,674,696
Cash	6,112	11,170	2,773	—
Cash pledged for futures contracts	1,000	14,000	—	31,000
Foreign currency collateral pledged for futures contracts(d)	—	—	—	31,122
Foreign currency, at value(e)	9,477	138,450	5,629	316,047
Receivables:
Investments sold	—	28,745	—	1,106,222
Securities lending income—affiliated	71	11,969	943	40,361
Dividends—unaffiliated	1,649	—	—	25,810
Dividends—affiliated	—	667	—	147
Tax reclaims	517	134,671	—	766,185
Variation margin on futures contracts	—	—	3	—
Foreign withholding tax claims	798	—	—	—
Total assets	8,335,184	139,385,637	4,586,837	185,602,282
LIABILITIES
Bank overdraft	—	—	—	23,241
Collateral on securities loaned, at value	234,242	16,209,833	690,454	22,653,371
Payables:
Investments purchased	—	—	—	258
Capital shares redeemed	—	29,394	—	1,120,268
Investment advisory fees	3,243	49,589	1,535	67,723
Professional fees	—	—	—	5,426
Variation margin on futures contracts	108	1,084	—	5,744
Total liabilities	237,593	16,289,900	691,989	23,876,031
Commitments and contingent liabilities
NET ASSETS	$8,097,591	$123,095,737	$3,894,848	$161,726,251
NET ASSETS CONSIST OF
Paid-in capital	$7,007,172	$279,527,441	$3,932,441	$349,103,173
Accumulated earnings (loss)	1,090,419	(156,431,704)	(37,593)	(187,376,922)
NET ASSETS	$8,097,591	$123,095,737	$3,894,848	$161,726,251
NET ASSET VALUE
Shares outstanding	240,000	5,400,000	150,000	5,400,000
Net asset value	$33.74	$22.80	$25.97	$29.95
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$7,202,410	$130,667,397	$3,734,466	$184,831,446
(b) Securities loaned, at value	$235,975	$15,674,345	$660,842	$21,600,251
(c) Investments, at cost—affiliated	$234,212	$16,313,269	$690,545	$22,674,845
(d) Foreign currency collateral pledged, at cost	$—	$—	$—	$31,269
(e) Foreign currency, at cost	$9,514	$136,930	$5,650	$315,112
See notes to financial statements.
Statements of Assets and Liabilities
28

Statements of Operations (unaudited)
Six Months Ended January 31, 2025

	iShares Breakthrough Environmental Solutions ETF	iShares Cybersecurity and Tech ETF	iShares Energy Storage & Materials ETF	iShares Exponential Technologies ETF
INVESTMENT INCOME
Dividends—unaffiliated	$15,156	$2,346,939	$36,658	$15,785,863
Dividends—affiliated	8	30,695	8	147,860
Interest—unaffiliated	75	7,649	105	21,517
Securities lending income—affiliated—net	1,499	90,230	1,496	188,915
Other income—unaffiliated	—	—	—	159,330
Foreign taxes withheld	(1,202)	(97,353)	(4,342)	(1,035,544)
Foreign withholding tax claims	308	—	—	1,549,909
Total investment income	15,844	2,378,160	33,925	16,817,850
EXPENSES
Investment advisory	7,671	2,158,800	15,596	7,829,846
Commitment costs	19	1,264	—	8,418
Professional	—	—	—	167,244
Interest expense	—	6,903	—	10,805
Total expenses	7,690	2,166,967	15,596	8,016,313
Net investment income	8,154	211,193	18,329	8,801,537
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	(490,897)	13,082,417	(119,002)	269,881,124
Investments—affiliated	13	47,806	(73)	52,778
Foreign currency transactions	(559)	(27,165)	(1,489)	43,992
Futures contracts	1,058	46,721	2,012	352,291
In-kind redemptions—unaffiliated(b)	—	4,943,947	—	94,006,725
	(490,385)	18,093,726	(118,552)	364,336,910
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	244,822	56,416,745	(384,431)	(198,135,366)
Investments—affiliated	—	(1,972)	(2)	(26,922)
Foreign currency translations	(279)	7,618	(35)	(58,987)
Futures contracts	(1,149)	29,301	(1,214)	195,291
	243,394	56,451,692	(385,682)	(198,025,984)
Net realized and unrealized gain (loss)	(246,991)	74,545,418	(504,234)	166,310,926
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(238,837)	$74,756,611	$(485,905)	$175,112,463
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$—	$—	$—	$(206,212)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of reduction in deferred foreign capital gain tax of	$—	$—	$—	$752,738
See notes to financial statements.
29
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)(continued)
Six Months Ended January 31, 2025

	iShares Future Cloud 5G and Tech ETF	iShares Genomics Immunology and Healthcare ETF	iShares Neuroscience and Healthcare ETF	iShares Self-Driving EV and Tech ETF
INVESTMENT INCOME
Dividends—unaffiliated	$39,756	$477,320	$144	$245,962
Dividends—affiliated	35	4,883	119	2,060
Interest—unaffiliated	99	718	94	1,770
Securities lending income—affiliated—net	334	109,103	11,076	656,745
Foreign taxes withheld	(2,383)	(22,239)	—	(19,735)
Foreign withholding tax claims	798	—	—	—
Total investment income	38,639	569,785	11,433	886,802
EXPENSES
Investment advisory	18,150	320,381	9,212	426,631
Commitment costs	12	38	—	1,006
Professional	—	—	—	5,449
Interest expense	—	17	—	4,605
Total expenses	18,162	320,436	9,212	437,691
Net investment income	20,477	249,349	2,221	449,111
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	781,030	(1,121,413)	101,874	(32,178,107)
Investments—affiliated	(22)	1,462	(28)	10,226
Foreign currency transactions	(464)	(10,163)	(219)	3,710
Futures contracts	804	(30,519)	1,132	55,836
In-kind redemptions—unaffiliated(a)	—	1,130,554	—	40,928
	781,348	(30,079)	102,759	(32,067,407)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(50,267)	(11,154,464)	(51,556)	36,007,057
Investments—affiliated	(11)	(1,062)	11	658
Foreign currency translations	(12)	(5,457)	(20)	(34,765)
Futures contracts	(996)	9,140	—	35,904
	(51,286)	(11,151,843)	(51,565)	36,008,854
Net realized and unrealized gain (loss)	730,062	(11,181,922)	51,194	3,941,447
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$750,539	$(10,932,573)	$53,415	$4,390,558
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
30

Statements of Changes in Net Assets

	iShares Breakthrough Environmental Solutions ETF		iShares Cybersecurity and Tech ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$8,154	$22,887	$211,193	$2,815,245
Net realized gain (loss)	(490,385)	(84,010)	18,093,726	28,372,547
Net change in unrealized appreciation (depreciation)	243,394	(788,267)	56,451,692	89,340,186
Net increase (decrease) in net assets resulting from operations	(238,837)	(849,390)	74,756,611	120,527,978
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(22,940)(b)	(154,605)	(1,819,406)(b)	(763,133)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	—	28,133,962	126,237,823
NET ASSETS
Total increase (decrease) in net assets	(261,777)	(1,003,995)	101,071,167	246,002,668
Beginning of period	3,347,414	4,351,409	863,631,323	617,628,655
End of period	$3,085,637	$3,347,414	$964,702,490	$863,631,323

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
31
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Energy Storage & Materials ETF		iShares Exponential Technologies ETF
	Six Months Ended 01/31/25 (unaudited)	Period From 03/19/24(a) to 07/31/24	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$18,329	$82,075	$8,801,537	$19,884,639
Net realized gain (loss)	(118,552)	(82,345)	364,336,910	(62,678,887)
Net change in unrealized appreciation (depreciation)	(385,682)	(336,069)	(198,025,984)	100,271,407
Net increase (decrease) in net assets resulting from operations	(485,905)	(336,339)	175,112,463	57,477,159
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(33,586)(c)	(65,577)	(12,704,199)(c)	(15,365,276)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	7,120,748	(306,368,623)	(89,025,193)
NET ASSETS
Total increase (decrease) in net assets	(519,491)	6,718,832	(143,960,359)	(46,913,310)
Beginning of period	6,718,832	—	3,420,686,935	3,467,600,245
End of period	$6,199,341	$6,718,832	$3,276,726,576	$3,420,686,935

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
32

Statements of Changes in Net Assets(continued)

	iShares Future Cloud 5G and Tech ETF		iShares Genomics Immunology and Healthcare ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$20,477	$52,973	$249,349	$831,328
Net realized gain (loss)	781,348	59,049	(30,079)	(66,200,557)
Net change in unrealized appreciation (depreciation)	(51,286)	1,176,446	(11,151,843)	70,932,138
Net increase (decrease) in net assets resulting from operations	750,539	1,288,468	(10,932,573)	5,562,909
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(29,648)(b)	(59,322)	(610,786)(b)	(1,625,094)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	—	—	(5,765,825)	(8,527,225)
NET ASSETS
Total increase (decrease) in net assets	720,891	1,229,146	(17,309,184)	(4,589,410)
Beginning of period	7,376,700	6,147,554	140,404,921	144,994,331
End of period	$8,097,591	$7,376,700	$123,095,737	$140,404,921

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
33
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Neuroscience and Healthcare ETF		iShares Self-Driving EV and Tech ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$2,221	$1,902	$449,111	$5,596,491
Net realized gain (loss)	102,759	(185,730)	(32,067,407)	(45,506,773)
Net change in unrealized appreciation (depreciation)	(51,565)	259,287	36,008,854	(120,524,287)
Net increase (decrease) in net assets resulting from operations	53,415	75,459	4,390,558	(160,434,569)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(15,171)(b)	(945)	(2,189,860)(b)	(6,348,356)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	—	(1,143,238)	(37,649,031)	(130,249,809)
NET ASSETS
Total increase (decrease) in net assets	38,244	(1,068,724)	(35,448,333)	(297,032,734)
Beginning of period	3,856,604	4,925,328	197,174,584	494,207,318
End of period	$3,894,848	$3,856,604	$161,726,251	$197,174,584

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
34

Financial Highlights
(For a share outstanding throughout each period)

	iShares Breakthrough Environmental Solutions ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Period From 03/28/23(a) to 07/31/23
Net asset value, beginning of period	$20.92	$27.20	$25.16
Net investment income(b)	0.05	0.14	0.15
Net realized and unrealized gain (loss)(c)	(1.54)	(5.45)	1.99
Net increase (decrease) from investment operations	(1.49)	(5.31)	2.14
Distributions(d)
From net investment income	(0.14)(e)	(0.15)	(0.10)
From net realized gain	—	(0.82)	—
Total distributions	(0.14)	(0.97)	(0.10)
Net asset value, end of period	$19.29	$20.92	$27.20
Total Return(f)
Based on net asset value	(7.15)%(g)(h)	(19.71)%	8.54%(h)
Ratios to Average Net Assets(i)
Total expenses	0.47%(j)	0.47%	0.47%(j)
Net investment income	0.50%(g)(j)	0.65%	1.72%(j)
Supplemental Data
Net assets, end of period (000)	$3,086	$3,347	$4,351
Portfolio turnover rate(k)	44%	68%	9%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31,2025:
• Total return by 0.01%.
• Ratio of net investment income to average net assets by 0.02%.

(h) Not annualized.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
35
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Cybersecurity and Tech ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of period	$46.81	$39.47	$36.73	$43.87	$33.69	$26.58
Net investment income(a)	0.01	0.17	0.01	0.26	0.02	0.33 (b)
Net realized and unrealized gain (loss)(c)	4.05	7.22	2.77	(7.13)	10.22	7.02
Net increase (decrease) from investment operations	4.06	7.39	2.78	(6.87)	10.24	7.35
Distributions(d)
From net investment income	(0.10)(e)	(0.05)	(0.04)	(0.27)	(0.06)	(0.15)
From net realized gain	—	—	—	—	—	(0.09)
Total distributions	(0.10)	(0.05)	(0.04)	(0.27)	(0.06)	(0.24)
Net asset value, end of period	$50.77	$46.81	$39.47	$36.73	$43.87	$33.69
Total Return(f)
Based on net asset value	8.68%(g)	18.73%	7.57%	(15.73)%	30.42%	27.85%
Ratios to Average Net Assets(h)
Total expenses	0.47%(i)	0.47%	0.47%	0.47%	0.47%	0.47%
Net investment income	0.05%(i)	0.38%	0.02%	0.62%	0.04%	1.12%(b)
Supplemental Data
Net assets, end of period (000)	$964,702	$863,631	$617,629	$539,889	$616,394	$109,489
Portfolio turnover rate(j)	11%	27%	39%	44%	38%	29%
(a) Based on average shares outstanding.
(b) Includes a one-time special distribution from NortonLifeLock Inc. Excluding such special distribution, the net investment income would have been $0.08 per share and 0.26% of average net assets.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
36

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Energy Storage & Materials ETF
	Six Months Ended 01/31/25 (unaudited)	Period From 03/19/24(a) to 07/31/24
Net asset value, beginning of period	$24.00	$25.06
Net investment income(b)	0.07	0.23
Net realized and unrealized loss(c)	(1.81)	(1.11)
Net decrease from investment operations	(1.74)	(0.88)
Distributions from net investment income(d)	(0.12)(e)	(0.18)
Net asset value, end of period	$22.14	$24.00
Total Return(f)
Based on net asset value	(7.25)%(g)	(3.52)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.47%(i)	0.47%(i)
Net investment income	0.55%(i)	2.59%(i)
Supplemental Data
Net assets, end of period (000)	$6,199	$6,719
Portfolio turnover rate(j)	11%	40%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
37
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Exponential Technologies ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of period	$59.28	$58.48	$52.01	$63.91	$47.25	$38.89
Net investment income(a)	0.16 (b)	0.34	0.32 (b)	0.44	0.52	0.44
Net realized and unrealized gain (loss)(c)	2.91	0.72	6.44	(11.84)	16.61	8.47
Net increase (decrease) from investment operations	3.07	1.06	6.76	(11.40)	17.13	8.91
Distributions from net investment income(d)	(0.23)(e)	(0.26)	(0.29)	(0.50)	(0.47)	(0.55)
Net asset value, end of period	$62.12	$59.28	$58.48	$52.01	$63.91	$47.25
Total Return(f)
Based on net asset value	5.18%(b)(g)	1.84%	13.05%(b)	(17.91)%	36.33%	23.05%
Ratios to Average Net Assets(h)
Total expenses	0.46%(i)(j)	0.46%	0.46%	0.46%	0.46%	0.47%
Net investment income	0.51%(b)(i)	0.60%	0.62%(b)	0.74%	0.91%	1.07%
Supplemental Data
Net assets, end of period (000)	$3,276,727	$3,420,687	$3,467,600	$3,159,642	$3,914,578	$2,657,627
Portfolio turnover rate(k)	29%	45%	45%	69%	23%	23%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2025 and for the year ended July 31, 2023:
• Net investment income per share by $0.02 and $0.01.
• Total return by 0.05% and 0.01%.
• Ratio of net investment income to average net assets by 0.08% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Professional fees were not annualized in the calculation of the expense ratio. If this expense was annualized, the total expense would have been 0.47%.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
38

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Future Cloud 5G and Tech ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Period From 06/08/21(a) to 07/31/21
Net asset value, beginning of period	$30.74	$25.61	$22.47	$26.16	$25.07
Net investment income(b)	0.09	0.22	0.19	0.21	0.04
Net realized and unrealized gain (loss)(c)	3.03	5.16	3.12	(3.70)	1.05
Net increase (decrease) from investment operations	3.12	5.38	3.31	(3.49)	1.09
Distributions from net investment income(d)	(0.12)(e)	(0.25)	(0.17)	(0.20)	—
Net asset value, end of period	$33.74	$30.74	$25.61	$22.47	$26.16
Total Return(f)
Based on net asset value	10.17%(g)	21.04%	14.84%	(13.46)%	4.35%(g)
Ratios to Average Net Assets(h)
Total expenses	0.47%(i)	0.47%	0.47%	0.47%	0.47%(i)
Net investment income	0.53%(i)	0.81%	0.87%	0.80%	1.09%(i)
Supplemental Data
Net assets, end of period (000)	$8,098	$7,377	$6,148	$7,190	$8,370
Portfolio turnover rate(j)	27%	37%	45%	51%	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
39
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Genomics Immunology and Healthcare ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of period	$24.85	$23.97	$31.64	$50.05	$37.28	$27.61
Net investment income(a)	0.04	0.14 (b)	0.10 (b)	0.14	0.08	0.17
Net realized and unrealized gain (loss)(c)	(1.98)	1.02	(7.70)	(18.16)	12.78	9.82
Net increase (decrease) from investment operations	(1.94)	1.16	(7.60)	(18.02)	12.86	9.99
Distributions(d)
From net investment income	(0.11)(e)	(0.28)	(0.07)	(0.39)	(0.09)	(0.08)
From net realized gain	—	—	—	—	—	(0.24)
Total distributions	(0.11)	(0.28)	(0.07)	(0.39)	(0.09)	(0.32)
Net asset value, end of period	$22.80	$24.85	$23.97	$31.64	$50.05	$37.28
Total Return(f)
Based on net asset value	(7.83)%(g)	4.98%(b)	(24.04)%(b)	(36.11)%	34.49%	36.42%
Ratios to Average Net Assets(h)
Total expenses	0.47%(i)	0.48%	0.47%	0.47%	0.47%	0.47%
Total expenses excluding professional fees for foreign withholding tax claims	N/A	0.47%	0.47%	N/A	N/A	N/A
Net investment income	0.37%(i)	0.63%(b)	0.39%(b)	0.35%	0.16%	0.54%
Supplemental Data
Net assets, end of period (000)	$123,096	$140,405	$144,994	$199,334	$327,818	$141,675
Portfolio turnover rate(j)	29%	51%	45%	59%	52%	38%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2024 and
July 31, 2023 respectively:
• Net investment income per share by $0.01 and $0.01.
• Total return by 0.05% and 0.03%.
• Ratio of net investment income to average net assets by 0.04% and 0.04%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
40

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Neuroscience and Healthcare ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Period From 08/24/22(a) to 07/31/23
Net asset value, beginning of period	$25.71	$24.63	$25.25
Net investment income (loss)(b)	0.01	0.01	(0.02)
Net realized and unrealized gain (loss)(c)	0.35	1.08	(0.59)
Net increase (decrease) from investment operations	0.36	1.09	(0.61)
Distributions(d)
From net investment income	(0.10)(e)	(0.01)	—
Return of capital	—	—	(0.01)
Total distributions	(0.10)	(0.01)	(0.01)
Net asset value, end of period	$25.97	$25.71	$24.63
Total Return(f)
Based on net asset value	1.38%(g)	4.43%	(2.45)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.47%(i)	0.47%	0.47%(i)
Net investment income (loss)	0.11%(i)	0.05%	(0.08)%(i)
Supplemental Data
Net assets, end of period (000)	$3,895	$3,857	$4,925
Portfolio turnover rate(j)	30%	47%	61%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
41
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Self-Driving EV and Tech ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of period	$29.43	$45.76	$40.90	$49.91	$29.69	$24.08
Net investment income(a)	0.07	0.61	0.95 (b)	0.54	0.50	0.37
Net realized and unrealized gain (loss)(c)	0.83	(16.20)	4.68	(8.71)	20.04	5.59
Net increase (decrease) from investment operations	0.90	(15.59)	5.63	(8.17)	20.54	5.96
Distributions from net investment income(d)	(0.38)(e)	(0.74)	(0.77)	(0.84)	(0.32)	(0.35)
Net asset value, end of period	$29.95	$29.43	$45.76	$40.90	$49.91	$29.69
Total Return(f)
Based on net asset value	3.04%(g)	(34.17)%	14.17%	(16.54)%	69.28%	24.91%(h)
Ratios to Average Net Assets(i)
Total expenses	0.48%(j)	0.47%	0.47%	0.47%	0.47%	0.47%
Total expenses excluding professional fees for foreign withholding tax claims	0.47%(j)	N/A	N/A	N/A	N/A	N/A
Net investment income	0.49%(j)	1.83%	2.48%(b)	1.16%	1.10%	1.44%
Supplemental Data
Net assets, end of period (000)	$161,726	$197,175	$494,207	$466,295	$429,185	$32,660
Portfolio turnover rate(k)	35%	38%	85%	41%	24%	19%
(a) Based on average shares outstanding.
(b) Includes a special distribution from Volkswagen AG. Excluding such special distribution, the net investment income would have been $0.72 per share and 1.89% of average net assets.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
42

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Breakthrough Environmental Solutions	Non-diversified
Cybersecurity and Tech	Non-diversified
Energy Storage & Materials	Non-diversified
Exponential Technologies	Diversified
Future Cloud 5G and Tech	Diversified
Genomics Immunology and Healthcare	Non-diversified
Neuroscience and Healthcare	Non-diversified
Self-Driving EV and Tech	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
43
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned
Notes to Financial Statements
44

Notes to Financial Statements (unaudited) (continued)
securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Breakthrough Environmental Solutions
Barclays Bank PLC	$2,230	$(2,230)	$—	$—
Barclays Capital, Inc	15,428	(15,428)	—	—
BNP Paribas SA	2,661	(2,661)	—	—
BofA Securities, Inc.	1,885	(1,885)	—	—
J.P. Morgan Securities LLC	54,071	(54,071)	—	—
UBS AG	97,436	(97,436)	—	—
	$173,711	$(173,711)	$—	$—
Cybersecurity and Tech
BNP Paribas SA	$1,181,813	$(1,181,813)	$—	$—
Citigroup Global Markets, Inc.	141,084	(141,084)	—	—
Goldman Sachs & Co. LLC	718,590	(718,590)	—	—
J.P. Morgan Securities LLC	965,958	(965,958)	—	—
Morgan Stanley	884,756	(884,756)	—	—
UBS AG	819,714	(819,714)	—	—
Wells Fargo Bank N.A.	30,913,771	(30,913,771)	—	—
	$35,625,686	$(35,625,686)	$—	$—
Energy Storage & Materials
J.P. Morgan Securities LLC	$282,474	$(282,474)	$—	$—
UBS Securities LLC	62,280	(62,280)	—	—
	$344,754	$(344,754)	$—	$—
Exponential Technologies
Barclays Bank PLC	$3,815,963	$(3,815,963)	$—	$—
Barclays Capital, Inc.	4,968,438	(4,968,438)	—	—
BNP Paribas SA	11,330,553	(11,330,553)	—	—
BofA Securities, Inc.	2,699,165	(2,699,165)	—	—
Citigroup Global Markets, Inc.	1,899,124	(1,899,124)	—	—
Goldman Sachs & Co. LLC	9,938,705	(9,938,705)	—	—
J.P. Morgan Securities LLC	3,987,233	(3,987,233)	—	—
Jefferies LLC	2,471,611	(2,471,611)	—	—
Morgan Stanley	18,218,690	(18,218,690)	—	—
National Financial Services LLC	3,711,045	(3,711,045)	—	—
SG Americas Securities LLC	13,930,213	(13,930,213)	—	—
State Street Bank & Trust Co.	2,989,030	(2,989,030)	—	—
UBS AG	204,415	(204,415)	—	—
Wells Fargo Bank N.A.	835,947	(835,947)	—	—
Wells Fargo Securities LLC	492,634	(492,634)	—	—
	$81,492,766	$(81,492,766)	$—	$—
Future Cloud 5G and Tech
Wells Fargo Bank, National Association	$235,975	$(234,210)	$—	$1,765(b)
45
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Genomics Immunology and Healthcare
Barclays Capital, Inc.	$269,198	$(269,198)	$—	$—
BNP Paribas SA	533,094	(533,094)	—	—
Citigroup Global Markets, Inc.	17,111	(17,111)	—	—
Goldman Sachs & Co. LLC	435,055	(416,006)	—	19,049(b)
J.P. Morgan Securities LLC	11,390,891	(11,390,891)	—	—
National Financial Services LLC	276,196	(276,196)	—	—
UBS AG	119,712	(119,712)	—	—
Virtu Americas LLC	129,600	(129,600)	—	—
Wells Fargo Bank N.A.	1,492,410	(1,492,410)	—	—
Wells Fargo Securities LLC	1,011,078	(1,011,078)	—	—
	$15,674,345	$(15,655,296)	$—	$19,049
Neuroscience and Healthcare
BofA Securities, Inc.	$299,735	$(299,735)	$—	$—
Goldman Sachs & Co. LLC	24,743	(24,743)	—	—
J.P. Morgan Securities LLC	147,187	(147,187)	—	—
Jefferies LLC	1,188	(1,188)	—	—
Scotia Capital (USA), Inc.	6,913	(6,913)	—	—
UBS AG	22,354	(22,354)	—	—
Wells Fargo Bank N.A.	158,722	(158,722)	—	—
	$660,842	$(660,842)	$—	$—
Self-Driving EV and Tech
Barclays Capital, Inc.	$7,161,490	$(7,161,490)	$—	$—
BNP Paribas SA	2,596,718	(2,596,718)	—	—
Citigroup Global Markets, Inc.	24,429	(24,429)	—	—
Goldman Sachs & Co. LLC	9,331,419	(9,331,419)	—	—
J.P. Morgan Securities LLC	803,338	(803,338)	—	—
National Financial Services LLC	185,989	(185,989)	—	—
UBS AG	1,405,359	(1,405,359)	—	—
Wells Fargo Securities LLC	91,509	(91,509)	—	—
	$21,600,251	$(21,600,251)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of January 31, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
Notes to Financial Statements
46

Notes to Financial Statements (unaudited) (continued)
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Breakthrough Environmental Solutions	0.47%
Cybersecurity and Tech	0.47
Energy Storage & Materials	0.47
Future Cloud 5G and Tech	0.47
Genomics Immunology and Healthcare	0.47
Neuroscience and Healthcare	0.47
Self-Driving EV and Tech	0.47
For its investment advisory services to the iShares Exponential Technologies ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Net Assets	Investment Advisory Fees
First $2 billion	0.4700%
Over $2 billion, up to and including $3 billion	0.4465
Over $3 billion, up to and including $4 billion	0.4242
Over $4 billion	0.4030
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each of  iShares Cybersecurity and Tech ETF iShares Future Cloud 5G and Tech ETF and iShares Neuroscience and Healthcare ETF (the “Group 1 Funds”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, each of iShares Breakthrough Environmental Solutions ETF iShares Exponential Technologies ETF, iShares Genomics Immunology and Healthcare ETF, iShares Energy Storage & Materials ETF and iShares Self-Driving EV and Tech ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a given calendar year exceeds a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025,  commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold: each Group 1 Fund, pursuant to the securities lending agreement, retained  for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees
47
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Breakthrough Environmental Solutions	$353
Cybersecurity and Tech	34,503
Energy Storage & Materials	366
Exponential Technologies	61,995
Future Cloud 5G and Tech	135
Genomics Immunology and Healthcare	28,211
Neuroscience and Healthcare	2,695
Self-Driving EV and Tech	149,978
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended January 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Cybersecurity and Tech	$27,453,783	$19,677,492	$1,890,083
Exponential Technologies	232,914,653	388,659,717	192,072,185
Future Cloud 5G and Tech	1,228,750	1,250,692	471,466
Genomics Immunology and Healthcare	9,967,401	23,689,796	1,843,577
Self-Driving EV and Tech	18,493,063	28,049,759	(15,279,479)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended January 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Breakthrough Environmental Solutions	$1,446,062	$1,450,257
Cybersecurity and Tech	100,404,015	99,601,657
Energy Storage & Materials	751,116	746,441
Exponential Technologies	972,656,570	1,025,328,742
Future Cloud 5G and Tech	2,080,375	2,086,467
Genomics Immunology and Healthcare	39,446,535	39,754,267
Neuroscience and Healthcare	1,154,935	1,166,499
Self-Driving EV and Tech	63,388,456	71,223,900
For the six months ended January 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Cybersecurity and Tech	$39,878,479	$13,561,826
Exponential Technologies	11,689,671	282,384,214
Genomics Immunology and Healthcare	1,168,215	6,837,597
Self-Driving EV and Tech	—	32,063,170
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
Notes to Financial Statements
48

Notes to Financial Statements (unaudited) (continued)
As of July 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards	Qualified Late-Year Capital Losses
Breakthrough Environmental Solutions	$—	$(119,177)
Cybersecurity and Tech	(25,550,192)	—
Energy Storage & Materials	(134,257)	—
Exponential Technologies	(126,478,542)	—
Future Cloud 5G and Tech	(558,485)	—
Genomics Immunology and Healthcare	(147,034,604)	—
Neuroscience and Healthcare	(255,560)	—
Self-Driving EV and Tech	(127,964,931)	—
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of January 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Breakthrough Environmental Solutions	$3,579,771	$271,208	$(592,976)	$(321,768)
Cybersecurity and Tech	845,672,195	201,850,308	(46,727,595)	155,122,713
Energy Storage & Materials	7,281,414	513,773	(1,250,417)	(736,644)
Exponential Technologies	2,857,377,404	739,945,325	(242,963,960)	496,981,365
Future Cloud 5G and Tech	7,448,298	1,605,754	(738,272)	867,482
Genomics Immunology and Healthcare	148,523,623	14,291,034	(23,751,697)	(9,460,663)
Neuroscience and Healthcare	4,464,482	879,525	(766,518)	113,007
Self-Driving EV and Tech	210,790,289	16,762,988	(44,229,769)	(27,466,781)
9. LINE OF CREDIT
iShares Breakthrough Environmental Solutions ETF, iShares Cybersecurity and Tech ETF, iShares Exponential Technologies ETF, iShares Future Cloud 5G and Tech ETF, iShares Genomics Immunology and Healthcare ETF and iShares Self Driving EV and Tech ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended January 31, 2025, the iShares Breakthrough Environmental Solutions ETF iShares Future Cloud 5G and Tech ETF, iShares Genomics Immunology and Healthcare ETF and iShares Self-Driving EV and Tech ETF did not borrow under the Syndicated Credit Agreement.
For the six months ended January 31, 2025, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:
iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
Cybersecurity and Tech	$11,500,000	$250,000	5.40%
Exponential Technologies	18,000,000	391,304	5.40
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
49
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.  Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In
Notes to Financial Statements
50

Notes to Financial Statements (unaudited) (continued)
addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 01/31/25		Year Ended 07/31/24
iShares ETF	Shares	Amount	Shares	Amount
Cybersecurity and Tech
Shares sold	850,000	$42,549,076	3,800,000	$167,792,535
Shares redeemed	(300,000)	(14,415,114)	(1,000,000)	(41,554,712)
	550,000	$28,133,962	2,800,000	$126,237,823

	Six Months Ended 01/31/25		Period Ended 07/31/24(a)
iShares ETF	Shares	Amount	Shares	Amount
Energy Storage & Materials
Shares sold	—	$—	360,000	$9,003,006
Shares redeemed	—	—	(80,000)	(1,882,258)
	—	$—	280,000	$7,120,748

	Six Months Ended 01/31/25		Year Ended 07/31/24
iShares ETF	Shares	Amount	Shares	Amount
Exponential Technologies
Shares sold	250,000	$13,778,239	500,000	$27,918,395
Shares redeemed	(5,200,000)	(320,146,862)	(2,100,000)	(116,943,588)
	(4,950,000)	$(306,368,623)	(1,600,000)	$(89,025,193)
Genomics Immunology and Healthcare
Shares sold	50,000	$1,188,644	550,000	$12,613,591
Shares redeemed	(300,000)	(6,954,469)	(950,000)	(21,140,816)
	(250,000)	$(5,765,825)	(400,000)	$(8,527,225)
Neuroscience and Healthcare
Shares redeemed	—	$—	(50,000)	$(1,143,238)
Shares sold	—	—	5,000,000	165,766,335
Shares redeemed	—	$—	(800,000)	$(26,863,979)
Self-Driving EV and Tech
Shares sold	—	$(3,117)	—	$—
Shares redeemed	(1,300,000)	(37,645,914)	(4,100,000)	(130,249,809)
	(1,300,000)	$(37,649,031)	(4,100,000)	$(130,249,809)

(a)	The Fund commenced operations on March 19, 2024.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
51
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
iShares Breakthrough Environmental Solutions ETF and iShares Future Cloud 5G and Tech ETF have filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities.  Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Based upon the Funds' evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries' tax claim receivables and related liabilities are disclosed in the Statements of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Funds, as of January 31, 2025, are $308 or $0.00 per share and $798 or $0.00 per share, respectively.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
52

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
53
2025 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
S&P	Standard & Poor's
Glossary of Terms Used in this Report
54

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Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, Morningstar Inc. or STOXX Ltd., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

January 31, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares Global Equity Factor ETF | GLOF | NYSE Arca
• iShares International Equity Factor ETF | INTF | NYSE Arca
• iShares International Small-Cap Equity Factor ETF | ISCF | NYSE Arca
• iShares MSCI EAFE Min Vol Factor ETF | EFAV | Cboe BZX Exchange

2

Schedule of Investments (unaudited)
January 31, 2025
iShares® Global Equity Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.8%
AGL Energy Ltd.	6,762	$48,100
ALS Ltd.	2,891	29,146
Aurizon Holdings Ltd.	41,849	84,695
Bendigo & Adelaide Bank Ltd.	5,449	45,727
BHP Group Ltd.	8,576	210,624
BlueScope Steel Ltd.	1,507	19,679
Brambles Ltd.	15,876	194,012
Fortescue Ltd.	18,135	212,386
Goodman Group	295	6,579
JB Hi-Fi Ltd.	3,008	187,673
Lottery Corp. Ltd. (The)	6,027	18,737
Macquarie Group Ltd.	865	127,962
Pro Medicus Ltd.	422	72,219
Rio Tinto Ltd.	5,271	379,622
Stockland	42,970	136,129
Telstra Group Ltd.	9,751	23,806
Whitehaven Coal Ltd.	23,030	86,541
Woolworths Group Ltd.	3,825	71,916
Yancoal Australia Ltd., NVS	13,476	53,718
		2,009,271
Austria — 0.2%
OMV AG	3,817	157,182
Raiffeisen Bank International AG	3,430	77,577
Verbund AG	241	18,526
		253,285
Belgium — 0.3%
Ageas SA	3,920	201,933
Colruyt Group NV	784	28,873
Syensqo SA	1,323	104,244
		335,050
Brazil — 0.4%
CPFL Energia SA	5,489	32,291
CSN Mineracao SA	13,966	13,048
JBS SA	18,522	112,323
NU Holdings Ltd./Cayman Islands, Class A(a)	8,946	118,445
Petroleo Brasileiro SA	16,777	119,568
Suzano SA	2,828	30,182
TIM SA/Brazil	21,807	58,248
		484,105
Canada — 2.6%
ARC Resources Ltd.	8,771	150,212
Canadian Tire Corp. Ltd., Class A, NVS	1,156	130,144
CGI Inc.	1,715	202,175
Constellation Software Inc./Canada	24	78,489
Dollarama Inc.	2,254	213,295
Element Fleet Management Corp.	2,989	58,717
Fairfax Financial Holdings Ltd.	63	84,800
George Weston Ltd.	1,695	262,003
Hydro One Ltd.(b)	8,232	256,133
Imperial Oil Ltd.	1,122	74,630
Loblaw Companies Ltd.	3,822	478,568
Manulife Financial Corp.	9,586	286,653
Nutrien Ltd.	2,796	144,307
Royal Bank of Canada	124	15,117
Suncor Energy Inc.	650	24,388
Thomson Reuters Corp.	2,133	358,443
		2,818,074
Chile — 0.1%
Cencosud SA	10,437	26,600
Security	Shares	Value
Chile (continued)
Colbun SA	184,681	$24,853
Enel Chile SA	648,314	38,533
		89,986
China — 3.1%
Agricultural Bank of China Ltd., Class A	176,400	124,445
Atour Lifestyle Holdings Ltd., ADR	1,758	48,187
Bank of Beijing Co. Ltd., Class A	19,600	16,054
Bank of China Ltd., Class A	122,500	91,251
Bank of China Ltd., Class H	49,000	25,349
Bank of Communications Co. Ltd., Class A	53,300	52,857
Bank of Communications Co. Ltd., Class H	49,000	39,639
Bank of Shanghai Co. Ltd., Class A	20,200	25,686
Bosideng International Holdings Ltd.	116,000	56,151
China Construction Bank Corp., Class A	15,100	17,625
China Construction Bank Corp., Class H	343,000	279,104
China Merchants Securities Co. Ltd., Class H(b)	12,200	22,446
China Nonferrous Mining Corp Ltd.	49,000	32,308
China Petroleum & Chemical Corp., Class H	332,000	181,573
China Renewable Energy Investment Ltd.(a)(c)	659	—
China Shenhua Energy Co. Ltd., Class A	9,800	53,564
China Zheshang Bank Co. Ltd., Class A	29,400	11,663
Chongqing Rural Commercial Bank Co. Ltd., Class H	58,000	35,500
CNPC Capital Co. Ltd., Class A, NVS	19,600	17,589
Cosco Shipping Holdings Co. Ltd., Class A	14,700	28,755
CSC Financial Co. Ltd., Class H(b)	24,500	30,491
Giant Biogene Holding Co. Ltd.(b)	9,800	72,769
Greentown China Holdings Ltd.	24,500	27,160
Guosen Securities Co. Ltd., Class A	14,700	20,783
Hisense Home Appliances Group Co. Ltd., Class H	9,000	31,361
Huatai Securities Co. Ltd., Class H(b)	35,400	60,962
Industrial & Commercial Bank of China Ltd., Class A	191,100	178,190
Industrial Bank Co. Ltd., Class A	22,600	62,872
Kuaishou Technology(a)(b)	8,300	45,423
Kunlun Energy Co. Ltd.	98,000	93,574
Lao Feng Xiang Co. Ltd., Class B	4,900	17,655
Lenovo Group Ltd.	36,000	43,418
Li Auto Inc., Class A(a)	14,700	173,018
Meituan, Class B(a)(b)	4,900	93,259
Midea Group Co. Ltd., Class A	2,200	22,265
New Oriental Education & Technology Group Inc.	4,900	23,868
Nongfu Spring Co. Ltd., Class H(b)	49,000	231,167
Orient Overseas International Ltd.	2,000	26,774
PDD Holdings Inc., ADR(a)	3,038	339,983
PetroChina Co. Ltd., Class A	58,800	66,584
PetroChina Co. Ltd., Class H	294,000	224,775
Postal Savings Bank of China Co. Ltd., Class H(b)	147,000	87,757
Shaanxi Coal Industry Co. Ltd., Class A	14,700	43,686
Shenzhen Transsion Holdings Co. Ltd., Class A	1,753	24,117
Sinotrans Ltd., Class H	49,000	23,378
Sinotruk Hong Kong Ltd.	24,500	71,404
Want Want China Holdings Ltd.	43,000	26,279
Yankuang Energy Group Co. Ltd., Class H	85,800	90,760
		3,413,478
Colombia — 0.0%
Bancolombia SA	1,470	15,067
Interconexion Electrica SA ESP	3,479	15,289
		30,356
Czech Republic — 0.1%
CEZ AS	1,630	71,430
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Global Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Denmark — 0.9%
Carlsberg A/S, Class B	588	$61,588
Novo Nordisk A/S, Class B	6,909	583,289
Pandora A/S	1,715	328,111
		972,988
Egypt — 0.0%
Talaat Moustafa Group	25,761	28,038
Finland — 0.2%
Nordea Bank Abp	20,308	241,544
France — 1.8%
Bouygues SA	2,058	65,416
Carrefour SA	7,301	104,020
Christian Dior SE, NVS	49	33,113
Credit Agricole SA	31,017	466,942
Eiffage SA	1,519	135,703
Engie SA	8,183	135,084
L'Oreal SA	98	36,361
LVMH Moet Hennessy Louis Vuitton SE	37	27,062
Publicis Groupe SA	4,312	458,590
Societe Generale SA	3,136	101,512
TotalEnergies SE	3,269	189,380
Unibail-Rodamco-Westfield, New	2,695	225,643
		1,978,826
Germany — 1.0%
Bayerische Motoren Werke AG	3,469	281,716
BioNTech SE, ADR(a)	770	95,303
Commerzbank AG	11,613	224,236
Deutsche Boerse AG	245	60,524
Deutsche Telekom AG, Registered	2,696	90,448
E.ON SE	16,709	197,915
Heidelberg Materials AG	539	75,846
Mercedes-Benz Group AG	1,747	106,288
		1,132,276
Greece — 0.2%
FF Group(c)	165	—
Jumbo SA	459	12,400
Motor Oil Hellas Corinth Refineries SA	1,329	29,364
National Bank of Greece SA	8,222	71,248
OPAP SA	4,463	76,560
Piraeus Financial Holdings SA	9,612	43,489
		233,061
Hong Kong — 0.2%
CLP Holdings Ltd.	3,500	29,101
HK Electric Investments & HK Electric Investments Ltd., Class SS	49,000	32,910
Jardine Matheson Holdings Ltd.	700	28,196
Swire Properties Ltd.	29,400	58,058
WH Group Ltd.(b)	111,000	86,591
		234,856
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	7,295	53,293
India — 1.5%
ABB India Ltd.	1,421	96,052
Bharat Electronics Ltd.	7,399	24,849
Coal India Ltd.	23,306	106,065
Cochin Shipyard Ltd., NVS(b)	1,911	33,552
Colgate-Palmolive India Ltd.	1,121	36,465
CRISIL Ltd.	539	33,811
GE T&D India Ltd.	2,835	58,139
General Insurance Corp. of India(b)	3,430	16,207
Security	Shares	Value
India (continued)
Glenmark Pharmaceuticals Ltd.	1,964	$32,867
Hindustan Aeronautics Ltd., NVS	3,871	175,082
Indian Oil Corp. Ltd.	12,838	18,960
Mazagon Dock Shipbuilders Ltd.	1,686	48,318
Motilal Oswal Financial Services Ltd.	4,557	33,364
NBCC India Ltd.	22,712	25,983
NMDC Ltd.	45,923	34,860
Oil & Natural Gas Corp. Ltd.	26,999	81,407
Oil India Ltd.	16,222	78,393
Power Finance Corp. Ltd.	39,298	190,533
Power Grid Corp. of India Ltd.	40,241	139,747
REC Ltd.	33,859	174,688
Tata Consultancy Services Ltd.	3,087	146,072
Tata Investment Corp. Ltd.	357	24,834
		1,610,248
Indonesia — 0.1%
Adaro Energy Indonesia Tbk PT	426,300	60,876
Sumber Alfaria Trijaya Tbk PT	85,500	15,054
		75,930
Ireland — 0.3%
AIB Group PLC	48,363	284,384
Israel — 0.3%
Bezeq The Israeli Telecommunication Corp. Ltd.	53,067	84,229
Check Point Software Technologies Ltd.(a)	441	96,147
Israel Corp Ltd.(d)	98	28,743
Israel Discount Bank Ltd., Class A	7,938	58,037
Phoenix Financial Ltd.(d)	5,400	91,214
		358,370
Italy — 1.0%
Banco BPM SpA	7,953	69,908
Enel SpA	15,054	106,999
Poste Italiane SpA(b)	5,684	86,258
Prysmian SpA	931	64,759
Snam SpA	31,997	147,969
Stellantis NV	7,550	100,807
Terna - Rete Elettrica Nazionale	10,144	83,677
UniCredit SpA	8,603	395,078
		1,055,455
Japan — 6.1%
Amada Co. Ltd.	4,900	50,595
Asics Corp.	17,000	378,932
BIPROGY Inc.	900	27,809
Canon Marketing Japan Inc.	1,400	45,978
Dai Nippon Printing Co. Ltd.	3,100	45,816
Dai-ichi Life Holdings Inc.	1,100	30,036
Daiichi Sankyo Co. Ltd.	3,100	86,429
Daiwa Securities Group Inc.	19,600	141,888
Disco Corp.	400	115,769
Ebara Corp.	4,900	80,714
Fuji Electric Co. Ltd.	1,000	47,645
Fujikura Ltd.	3,100	124,770
GMO Payment Gateway Inc.	400	21,087
Hitachi Ltd.	6,600	165,927
Horiba Ltd.	1,100	68,941
Hoya Corp.	1,000	134,286
Isetan Mitsukoshi Holdings Ltd.	6,600	114,057
ITOCHU Corp.	2,600	119,715
Japan Post Bank Co. Ltd.	4,900	50,685
Japan Post Insurance Co. Ltd.	3,100	60,412
Japan Real Estate Investment Corp.	188	132,450
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Global Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kamigumi Co. Ltd.	2,600	$56,645
KDX Realty Investment Corp.	49	48,926
Kikkoman Corp.	2,500	26,166
Mazda Motor Corp.	4,900	33,503
Mitsubishi Heavy Industries Ltd.	12,100	177,086
Mitsubishi UFJ Financial Group Inc.	19,600	247,869
Mizuho Financial Group Inc.	17,300	476,369
MS&AD Insurance Group Holdings Inc.	2,100	43,541
Nintendo Co. Ltd.	2,600	170,572
Nippon Building Fund Inc.	208	165,628
Nissan Motor Co. Ltd.	64,300	175,952
Nomura Real Estate Holdings Inc.	2,800	74,420
Nomura Real Estate Master Fund Inc.	98	94,384
Nomura Research Institute Ltd.	3,500	118,255
OBIC Business Consultants Co. Ltd.	800	40,103
ORIX Corp.	1,900	40,133
Osaka Gas Co. Ltd.	2,600	51,118
Persol Holdings Co. Ltd.	44,100	67,188
Rakus Co. Ltd.	1,700	21,115
Recruit Holdings Co. Ltd.	3,000	209,376
Sankyo Co. Ltd.	4,900	65,704
Sanrio Co. Ltd.	4,000	149,261
Sanwa Holdings Corp.	6,100	190,918
SBI Holdings Inc.	500	14,413
SCREEN Holdings Co. Ltd.	2,400	167,238
SCSK Corp.	1,400	30,998
Socionext Inc.	3,000	46,492
Sohgo Security Services Co. Ltd.	4,900	32,916
Sompo Holdings Inc.	1,500	41,829
Sumitomo Mitsui Financial Group Inc.	5,600	138,001
TIS Inc.	6,000	132,668
Tokio Marine Holdings Inc.	2,200	72,563
Tokyo Electron Ltd.	500	84,342
Tokyo Gas Co. Ltd.	10,500	297,032
Tokyo Tatemono Co. Ltd.	4,900	75,563
Toppan Holdings Inc.	7,300	204,889
Toyota Motor Corp.	2,700	51,218
USS Co. Ltd.	14,700	131,804
Yakult Honsha Co. Ltd.	1,700	31,048
Yamato Kogyo Co. Ltd.	1,700	84,126
Yamazaki Baking Co. Ltd.	4,900	88,109
Yokogawa Electric Corp.	4,200	92,195
Zensho Holdings Co. Ltd.	2,600	143,436
		6,749,053
Malaysia — 0.1%
Petronas Gas Bhd	9,800	37,748
YTL Corp. Bhd	152,200	64,742
YTL Power International Bhd	80,600	56,378
		158,868
Mexico — 0.1%
Coca-Cola Femsa SAB de CV	9,800	76,988
Fomento Economico Mexicano SAB de CV	4,900	41,653
		118,641
Netherlands — 1.1%
Adyen NV(a)(b)	62	100,075
Akzo Nobel NV	196	11,132
ASM International NV	57	33,071
ASML Holding NV	588	434,981
EXOR NV, NVS	588	55,712
ING Groep NV	1,372	22,804
Koninklijke Ahold Delhaize NV	13,230	468,839
Security	Shares	Value
Netherlands (continued)
Koninklijke KPN NV	21,357	$77,281
		1,203,895
New Zealand — 0.1%
Contact Energy Ltd.	5,586	29,302
Fletcher Building Ltd.(a)	20,923	33,674
Meridian Energy Ltd.	12,642	42,079
		105,055
Norway — 0.4%
DNB Bank ASA	5,096	108,243
Kongsberg Gruppen ASA	376	44,632
Orkla ASA	11,319	105,109
Var Energi ASA	16,415	50,446
Yara International ASA	3,871	115,938
		424,368
Philippines — 0.1%
Bank of the Philippine Islands	9,800	19,508
International Container Terminal Services Inc.	6,370	38,035
Manila Electric Co.	3,430	26,325
		83,868
Poland — 0.1%
Budimex SA	355	41,568
LPP SA	5	20,174
Orange Polska SA	14,945	29,306
PGE Polska Grupa Energetyczna SA(a)	24,304	39,005
		130,053
Portugal — 0.1%
Jeronimo Martins SGPS SA	4,361	86,184
Qatar — 0.1%
Mesaieed Petrochemical Holding Co.	121,716	51,075
Ooredoo QPSC	20,502	72,654
		123,729
Russia — 0.0%
Alrosa PJSC(a)(c)	59,760	6
PhosAgro PJSC, GDR(a)(c)(e)	1	—
PhosAgro PJSC, New(a)(c)	20	—
United Co. RUSAL International PJSC(a)(c)	70,560	7
		13
Saudi Arabia — 0.4%
Elm Co.	735	228,297
Nahdi Medical Co.	1,078	33,895
SABIC Agri-Nutrients Co.	995	30,504
SAL Saudi Logistics Services	833	60,780
Saudi Electricity Co.	11,065	50,188
		403,664
Singapore — 0.3%
Jardine Cycle & Carriage Ltd.(d)	2,200	45,042
Sembcorp Industries Ltd.	24,500	100,217
Wilmar International Ltd.	19,000	43,435
Yangzijiang Shipbuilding Holdings Ltd.	78,400	175,575
		364,269
South Africa — 0.3%
African Rainbow Minerals Ltd.	2,842	24,486
Exxaro Resources Ltd.	5,070	47,462
MTN Group Ltd.	9,261	56,807
NEPI Rockcastle NV	10,976	82,944
Sasol Ltd.	12,495	57,954
		269,653
South Korea — 1.8%
CJ Corp.	398	25,976
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Global Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Coway Co. Ltd.	837	$44,278
DB Insurance Co. Ltd.	1,323	88,028
Doosan Bobcat Inc.	1,323	43,463
GS Holdings Corp.	2,344	61,841
Hana Financial Group Inc.	6,272	259,602
Hankook Tire & Technology Co. Ltd.	1,987	55,747
Hanmi Science Co. Ltd.	784	14,880
HD Hyundai Marine Solution Co. Ltd.	196	22,729
Hyundai Glovis Co. Ltd.	392	40,046
Hyundai Marine & Fire Insurance Co. Ltd.	1,715	29,107
Hyundai Mobis Co. Ltd.	155	27,971
Hyundai Motor Co.	806	113,444
Hyundai Rotem Co. Ltd.	1,176	47,618
KB Financial Group Inc.	4,018	251,733
KCC Corp.	147	24,993
Kia Corp.	3,136	218,823
LG Uplus Corp.	1,166	8,035
LS Electric Co. Ltd.	245	38,702
Samsung Biologics Co. Ltd.(a)(b)	49	36,240
Samsung C&T Corp.	104	8,526
Samsung Card Co. Ltd.	637	18,350
Samsung Electronics Co. Ltd.	2,009	71,749
Samsung Fire & Marine Insurance Co. Ltd.	671	175,129
Samsung Life Insurance Co. Ltd.(a)	686	41,860
Shinhan Financial Group Co. Ltd.	4,869	169,606
Woori Financial Group Inc.	1,479	16,272
		1,954,748
Spain — 0.7%
Banco Bilbao Vizcaya Argentaria SA	29,204	332,486
Endesa SA	4,460	98,737
Iberdrola SA	2,573	36,361
Iberdrola SA, NVS	44	622
Naturgy Energy Group SA	525	12,897
Repsol SA	22,001	255,693
		736,796
Sweden — 1.0%
Alfa Laval AB	2,940	131,055
Axfood AB	2,891	62,055
Epiroc AB, Class B	4,410	73,622
H & M Hennes & Mauritz AB, Class B	2,695	35,905
Hemnet Group AB	2,107	70,015
Investor AB, Class B	12,418	353,618
Securitas AB, Class B	1,078	13,715
Skandinaviska Enskilda Banken AB, Class A	6,353	90,049
Spotify Technology SA(a)	374	205,158
SSAB AB, Class A	6,390	30,699
Svenska Handelsbanken AB, Class A	5,537	61,260
Volvo AB, Class A	392	10,814
		1,137,965
Switzerland — 2.1%
ABB Ltd., Registered	3,654	198,969
Alcon AG	490	44,714
Cie Financiere Richemont SA, Class A, Registered	833	161,034
Julius Baer Group Ltd.	980	68,859
Kuehne + Nagel International AG, Registered	245	55,672
Nestle SA, Registered	1,908	162,067
Novartis AG, Registered	6,916	723,945
Roche Holding AG, NVS	882	277,276
SGS SA	226	21,953
Swiss Life Holding AG, Registered	31	25,310
UBS Group AG, Registered	12,250	431,929
Security	Shares	Value
Switzerland (continued)
Zurich Insurance Group AG	154	$93,319
		2,265,047
Taiwan — 1.9%
Accton Technology Corp.	1,000	22,963
Chicony Electronics Co. Ltd.	22,000	101,877
Far EasTone Telecommunications Co. Ltd.	4,000	10,726
Fortune Electric Co. Ltd.	6,600	111,652
Global Unichip Corp.	2,000	79,302
King Slide Works Co. Ltd.	2,000	90,593
Lite-On Technology Corp.	17,000	55,637
MediaTek Inc.	4,000	173,228
Novatek Microelectronics Corp.	16,000	251,441
President Chain Store Corp.	6,000	47,346
Realtek Semiconductor Corp.	8,000	131,767
Ruentex Industries Ltd.	24,000	50,266
Taiwan Cooperative Financial Holding Co. Ltd.	138,355	102,581
Taiwan Semiconductor Manufacturing Co. Ltd.	21,489	717,154
Uni-President Enterprises Corp.	20,000	47,487
Wiwynn Corp.	1,000	65,922
Yuanta Financial Holding Co. Ltd.	64,080	67,393
		2,127,335
Thailand — 0.1%
Krung Thai Bank PCL, NVDR	54,000	36,625
PTT Exploration & Production PCL, NVDR	31,500	118,594
		155,219
Turkey — 0.6%
Akbank TAS	85,750	154,981
Anadolu Efes Biracilik Ve Malt Sanayii A/S	4,949	22,279
Ford Otomotiv Sanayi AS	1,938	50,254
KOC Holding AS	29,841	141,462
Tofas Turk Otomobil Fabrikasi AS	3,163	19,634
Turk Traktor ve Ziraat Makineleri AS	686	13,109
Turkcell Iletisim Hizmetleri AS	31,605	95,052
Turkiye Garanti Bankasi AS	16,483	58,537
Yapi ve Kredi Bankasi A/S	90,663	77,578
		632,886
United Arab Emirates — 0.2%
Abu Dhabi Islamic Bank PJSC	22,589	95,939
Dubai Electricity & Water Authority PJSC	67,153	46,804
Emaar Properties PJSC	9,359	34,350
Emirates NBD Bank PJSC	6,605	37,493
		214,586
United Kingdom — 2.7%
3i Group PLC	4,995	239,976
AstraZeneca PLC	1,036	145,429
Aviva PLC	3,240	20,537
BAE Systems PLC	11,008	166,399
BP PLC	45,797	236,921
British American Tobacco PLC	1,094	43,406
Centrica PLC	147,882	259,903
Coca-Cola HBC AG, Class DI	5,622	195,164
Glencore PLC	14,749	63,722
GSK PLC	5,293	92,202
HSBC Holdings PLC	15,950	166,584
Intermediate Capital Group PLC	1,212	35,316
JD Sports Fashion PLC	43,635	47,885
Marks & Spencer Group PLC	46,149	191,177
National Grid PLC	11,760	142,664
Next PLC	147	18,068
Pearson PLC	6,027	99,993
Rio Tinto PLC	1,367	82,323
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Global Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Shell PLC	3,735	$123,574
Tesco PLC	65,709	302,418
Vodafone Group PLC	128,821	109,748
Wise PLC, Class A(a)	16,072	221,432
		3,004,841
United States — 62.8%
Abbott Laboratories	2,319	296,670
AbbVie Inc.	4,067	747,921
Accenture PLC, Class A	589	226,736
Adobe Inc.(a)	408	178,480
Aflac Inc.	1,718	184,479
Agilent Technologies Inc.	764	115,761
Airbnb Inc., Class A(a)	2,009	263,521
Ally Financial Inc.	7,415	288,963
Alphabet Inc., Class C, NVS	15,495	3,185,772
Altria Group Inc.	1,563	81,635
Amazon.com Inc.(a)	12,006	2,853,586
Amdocs Ltd.	539	47,534
American Express Co.	813	258,087
American International Group Inc.	1,183	87,140
Ameriprise Financial Inc.	980	532,493
Amgen Inc.	784	223,769
Apple Inc.	20,218	4,771,448
Applied Materials Inc.	2,107	379,997
Arista Networks Inc.(a)	2,664	306,973
AT&T Inc.	16,758	397,667
Atlassian Corp., Class A, NVS(a)	1,764	541,160
AutoZone Inc.(a)	136	455,629
Bank of America Corp.	5,096	235,945
Bank of New York Mellon Corp. (The)	4,961	426,299
Berkshire Hathaway Inc., Class B(a)	441	206,683
Best Buy Co. Inc.	4,875	418,568
Biogen Inc.(a)	152	21,877
Blackrock Inc.(f)	117	125,834
Booking Holdings Inc.	161	762,747
Booz Allen Hamilton Holding Corp., Class A	612	78,948
Bristol-Myers Squibb Co.	6,666	392,961
Broadcom Inc.	7,807	1,727,455
Builders FirstSource Inc.(a)	2,940	491,803
Cadence Design Systems Inc.(a)	1,279	380,656
Capital One Financial Corp.	2,085	424,735
Cardinal Health Inc.	546	67,518
Caterpillar Inc.	129	47,916
CDW Corp.	637	126,852
CF Industries Holdings Inc.	845	77,917
Charter Communications Inc., Class A(a)	147	50,787
Chevron Corp.	360	53,708
Cintas Corp.	2,390	479,362
Cisco Systems Inc.	4,345	263,307
Coca-Cola Co. (The)	4,968	315,369
ConocoPhillips	1,293	127,787
Constellation Energy Corp.	272	81,595
Costco Wholesale Corp.	572	560,491
Coupang Inc.(a)	2,450	57,600
CRH PLC	1,988	196,872
Crowdstrike Holdings Inc., Class A(a)	882	351,098
CSX Corp.	407	13,378
CVS Health Corp.	702	39,649
Danaher Corp.	68	15,146
DaVita Inc.(a)	1,276	224,831
Deere & Co.	161	76,726
Dell Technologies Inc., Class C	2,744	284,278
Security	Shares	Value
United States (continued)
Discover Financial Services	798	$160,470
DocuSign Inc., Class A(a)	4,599	444,861
Dow Inc.	2,064	80,599
DTE Energy Co.	784	93,986
Eaton Corp. PLC	594	193,905
eBay Inc.	5,488	370,330
Electronic Arts Inc.	294	36,136
Elevance Health Inc.	833	329,618
Eli Lilly & Co.	1,035	839,468
Emerson Electric Co.	1,519	197,394
Everest Group Ltd.	294	102,168
Exxon Mobil Corp.	3,333	356,064
Fair Isaac Corp.(a)	239	447,781
Federal Realty Investment Trust	884	96,029
Ferguson Enterprises Inc.	1,960	354,995
Fidelity National Financial Inc.	3,585	208,539
Fortinet Inc.(a)	5,454	550,200
Fox Corp., Class A, NVS	2,010	102,872
Gartner Inc.(a)	705	382,695
GE HealthCare Technologies Inc., NVS(a)	2,829	249,801
General Electric Co.	513	104,431
General Motors Co.	4,729	233,896
Gilead Sciences Inc.	3,294	320,177
Globe Life Inc.	196	23,930
Goldman Sachs Group Inc. (The)	232	148,573
Hershey Co. (The)	853	127,310
Hewlett Packard Enterprise Co.	16,284	345,058
Hologic Inc.(a)	3,430	247,440
Home Depot Inc. (The)	1,758	724,261
HP Inc.	8,245	267,963
HubSpot Inc.(a)	276	215,150
Humana Inc.	264	77,413
IDEXX Laboratories Inc.(a)	173	73,015
International Business Machines Corp.	371	94,865
Intuit Inc.	717	431,283
Johnson & Johnson	4,183	636,443
JPMorgan Chase & Co.	4,217	1,127,204
KLA Corp.	524	386,838
Kroger Co. (The)	7,645	471,238
Lam Research Corp.	3,332	270,059
Lennox International Inc.	761	450,832
Liberty Media Corp.-Liberty Formula One, Class A, NVS(a)	688	60,558
Linde PLC	441	196,739
Lineage Inc.(d)	784	47,040
Lowe's Companies Inc.	2,582	671,423
Lululemon Athletica Inc.(a)	245	101,479
LyondellBasell Industries NV, Class A	2,354	178,198
Marathon Petroleum Corp.	1,789	260,675
Masco Corp.	2,454	194,553
Mastercard Inc., Class A	1,079	599,309
Match Group Inc.	1,127	40,234
McDonald's Corp.	1,942	560,655
McKesson Corp.	1,078	641,140
Medtronic PLC	87	7,901
MercadoLibre Inc.(a)	166	319,084
Merck & Co. Inc.	4,606	455,165
Meta Platforms Inc., Class A	2,650	1,826,327
Mettler-Toledo International Inc.(a)	343	468,003
MGM Resorts International(a)	616	21,240
Microsoft Corp.	10,437	4,331,981
Molina Healthcare Inc.(a)	765	237,464
Mondelez International Inc., Class A	835	48,422
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Global Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Moody's Corp.	69	$34,461
Mosaic Co. (The)	1,023	28,531
Motorola Solutions Inc.	1,106	518,990
MSCI Inc., Class A	577	344,336
Nasdaq Inc.	882	72,624
NetApp Inc.	1,030	125,763
Netflix Inc.(a)	79	77,164
News Corp., Class B(d)	2,729	86,373
Nike Inc., Class B	196	15,072
NiSource Inc.	931	34,726
Nucor Corp.	1,654	212,423
Nvidia Corp.	32,977	3,959,548
NVR Inc.(a)	16	128,259
Okta Inc.(a)	98	9,234
Omnicom Group Inc.	197	17,098
Oracle Corp.	2,158	366,989
O'Reilly Automotive Inc.(a)	300	388,326
PACCAR Inc.	100	11,088
Palo Alto Networks Inc.(a)	1,406	259,295
Parker-Hannifin Corp.	82	57,978
Paychex Inc.	392	57,887
PepsiCo Inc.	4,148	625,062
Pfizer Inc.	5,876	155,832
Philip Morris International Inc.	2,109	274,592
Principal Financial Group Inc.	1,203	99,187
Procter & Gamble Co. (The)	4,459	740,149
Public Storage	652	194,609
PulteGroup Inc.	1,862	211,858
Qorvo Inc.(a)	490	40,660
Qualcomm Inc.	2,396	414,340
Regency Centers Corp.	506	36,351
S&P Global Inc.	443	230,985
Salesforce Inc.	581	198,528
Seagate Technology Holdings PLC	940	90,578
ServiceNow Inc.(a)	344	350,323
Simon Property Group Inc.	576	100,143
Sirius XM Holdings Inc.(d)	5,439	130,590
Starbucks Corp.	2,158	232,373
State Street Corp.	2,118	215,231
Steel Dynamics Inc.	2,254	288,963
Synchrony Financial	8,641	596,056
Synopsys Inc.(a)	454	238,568
Target Corp.	2,205	304,092
TE Connectivity PLC, NVS	147	21,752
Tesla Inc.(a)	2,470	999,362
Texas Instruments Inc.	1,359	250,885
Thermo Fisher Scientific Inc.	720	430,380
TJX Companies Inc. (The)	541	67,511
Tractor Supply Co.	827	44,956
Trane Technologies PLC	1,160	420,790
Travelers Companies Inc. (The)	680	166,722
Uber Technologies Inc.(a)	2,472	165,253
Ulta Beauty Inc.(a)	245	100,977
Union Pacific Corp.	442	109,523
United Rentals Inc.	147	111,435
UnitedHealth Group Inc.	1,243	674,315
Valero Energy Corp.	1,466	194,978
Veeva Systems Inc., Class A(a)	49	11,430
Veralto Corp.	458	47,353
Security	Shares	Value
United States (continued)
VeriSign Inc.(a)	147	$31,605
Verizon Communications Inc.	2,499	98,436
Vertex Pharmaceuticals Inc.(a)	359	165,743
VICI Properties Inc., Class A	686	20,422
Visa Inc., Class A	2,613	893,123
Vistra Corp.	2,330	391,510
Walmart Inc.	8,176	802,556
Wells Fargo & Co.	3,947	311,024
Weyerhaeuser Co.	689	21,097
WW Grainger Inc.	220	233,787
Yum! Brands Inc.	2,083	271,832
Zscaler Inc.(a)	728	147,486
		69,056,477
Total Common Stocks — 99.4% (Cost: $81,667,048)		109,271,517
Preferred Stocks
Brazil — 0.2%
Cia Energetica de Minas Gerais, Preference Shares, NVS	48,001	90,022
Gerdau SA, Preference Shares, NVS	34,998	103,124
		193,146
Germany — 0.1%
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	2,891	184,068
Total Preferred Stocks — 0.3% (Cost: $574,225)		377,214
Total Long-Term Investments — 99.7% (Cost: $82,241,273)		109,648,731
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(f)(g)(h)	301,067	301,218
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(f)(g)	150,000	150,000
Total Short-Term Securities — 0.4% (Cost: $451,218)		451,218
Total Investments — 100.1% (Cost: $82,692,491)		110,099,949
Liabilities in Excess of Other Assets — (0.1)%		(113,556)
Net Assets — 100.0%		$109,986,393

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Global Equity Factor ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,241,428	$—	$(940,251)(a)	$(59)	$100	$301,218	301,067	$17,086 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	—	(30,000)(a)	—	—	150,000	150,000	3,983	—
BlackRock Inc.	112,192	4,070	(15,929)	5,587	19,914	125,834	117	1,306	—
				$5,528	$20,014	$577,052		$22,375	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	7	03/21/25	$212	$5,233
MSCI Emerging Markets Index	1	03/21/25	55	1,932
				$7,165
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$7,165	$—	$—	$—	$7,165

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(2,847)	$—	$—	$—	$(2,847)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$3,002	$—	$—	$—	$3,002
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Global Equity Factor ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$305,902
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$75,337,407	$33,934,097	$13	$109,271,517
Preferred Stocks	193,146	184,068	—	377,214
Short-Term Securities
Money Market Funds	451,218	—	—	451,218
	$75,981,771	$34,118,165	$13	$110,099,949
Derivative Financial Instruments(a)
Assets
Equity Contracts	$7,165	$—	$—	$7,165

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
10

Schedule of Investments (unaudited)
January 31, 2025
iShares® International Equity Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.1%
ALS Ltd.	117,553	$1,185,138
ANZ Group Holdings Ltd.	81,701	1,542,807
Aristocrat Leisure Ltd.	46,904	2,181,017
ASX Ltd.	28,156	1,103,981
Aurizon Holdings Ltd.	1,820,573	3,684,513
BHP Group Ltd.	357,705	8,785,121
BlueScope Steel Ltd.	175,553	2,292,421
Brambles Ltd.	440,210	5,379,581
Cochlear Ltd.	2,590	509,768
Coles Group Ltd.	83,884	1,011,134
Commonwealth Bank of Australia	42,489	4,192,908
CSL Ltd.	4,088	705,764
Fortescue Ltd.	271,584	3,180,620
Goodman Group	68,539	1,528,430
JB Hi-Fi Ltd.	134,515	8,392,571
Lottery Corp. Ltd. (The)	1,026,361	3,190,781
Macquarie Group Ltd.	39,686	5,870,851
Metcash Ltd.	928,122	1,813,239
Pro Medicus Ltd.(a)	15,874	2,716,610
Rio Tinto Ltd.	111,822	8,053,524
South32 Ltd.	551,048	1,131,493
Stockland	949,386	3,007,658
Telix Pharmaceuticals Ltd.(b)	104,569	1,878,342
Telstra Group Ltd.	1,412,969	3,449,609
Ventia Services Group Pty. Ltd.	516,486	1,214,150
Wesfarmers Ltd.	60,005	2,826,498
Whitehaven Coal Ltd.	1,033,545	3,883,811
Woolworths Group Ltd.	150,160	2,823,234
Yancoal Australia Ltd., NVS	618,841	2,466,831
		90,002,405
Austria — 0.7%
ANDRITZ AG	30,722	1,739,502
BAWAG Group AG(c)	18,675	1,688,172
OMV AG	67,202	2,767,338
Raiffeisen Bank International AG	88,955	2,011,923
Verbund AG	13,758	1,057,596
		9,264,531
Belgium — 0.5%
Ageas SA	81,200	4,182,901
Syensqo SA	32,360	2,549,764
		6,732,665
Canada — 6.4%
Bank of Montreal	17,340	1,716,640
BCE Inc.	18,257	434,771
Brookfield Asset Management Ltd., Class A	17,669	1,057,453
Canadian National Railway Co.	7,120	743,770
Canadian Natural Resources Ltd.	116,853	3,549,771
CGI Inc.	85,929	10,129,849
Constellation Software Inc./Canada	2,160	7,064,041
Dollarama Inc.	41,792	3,954,762
Fairfax Financial Holdings Ltd.	1,894	2,549,391
Loblaw Companies Ltd.	80,005	10,017,759
Magna International Inc.	17,185	681,322
Manulife Financial Corp.	197,738	5,913,024
Metro Inc./CN	2,079	129,903
Nutrien Ltd.	67,198	3,468,209
Royal Bank of Canada	102,699	12,520,185
Sun Life Financial Inc.	5,665	326,682
Suncor Energy Inc.	143,425	5,381,337
Thomson Reuters Corp.	59,413	9,984,131
Security	Shares	Value
Canada (continued)
Toronto-Dominion Bank (The)	37,172	$2,120,570
		81,743,570
China — 0.7%
HUTCHMED China Ltd.(b)	216,000	581,158
Trip.com Group Ltd.(b)	67,400	4,733,777
Want Want China Holdings Ltd.	1,166,000	712,588
Xiaomi Corp., Class B(b)(c)	473,200	2,371,705
		8,399,228
Denmark — 3.0%
AP Moller - Maersk A/S, Class B, NVS	104	153,595
Carlsberg A/S, Class B	13,363	1,399,655
ISS A/S	176,264	3,331,203
NKT A/S(b)	39,868	2,665,174
Novo Nordisk A/S, Class B	246,035	20,771,407
Pandora A/S	32,466	6,211,338
Sydbank A/S	60,946	3,238,230
		37,770,602
Finland — 1.7%
Cargotec OYJ, Class B	49,352	2,454,142
Kemira OYJ	125,711	2,775,181
Kesko OYJ, Class B	70,433	1,351,005
Kone OYJ, Class B	19,001	983,509
Konecranes OYJ	62,084	3,734,922
Nokia OYJ	96,761	456,271
Nordea Bank Abp	592,503	7,047,262
Orion OYJ, Class B	47,651	2,587,332
		21,389,624
France — 8.5%
Air Liquide SA	10,337	1,805,686
AXA SA	4,832	183,312
BNP Paribas SA	14,119	964,464
Bouygues SA	96,066	3,053,590
Capgemini SE	8,639	1,569,847
Carrefour SA	151,077	2,152,452
Christian Dior SE, NVS	5,532	3,738,362
Cie de Saint-Gobain SA	60,301	5,654,630
Credit Agricole SA	394,406	5,937,541
Danone SA	2,188	153,258
Dassault Aviation SA	732	165,178
Dassault Systemes SE	21,404	835,651
Edenred SE	6,291	217,041
Eiffage SA	28,909	2,582,640
Engie SA	194,564	3,211,840
EssilorLuxottica SA	8,137	2,233,270
Gecina SA	16,789	1,639,034
Hermes International SCA	1,542	4,337,120
Klepierre SA	58,780	1,749,957
La Francaise des Jeux SAEM(c)	111,832	4,249,363
Legrand SA	12,644	1,289,092
L'Oreal SA	20,372	7,558,668
LVMH Moet Hennessy Louis Vuitton SE	14,661	10,723,119
Pernod Ricard SA	6,471	739,048
Publicis Groupe SA	54,341	5,779,269
Renault SA	13,549	695,575
Rexel SA	77,617	2,054,824
Sanofi SA	57,220	6,218,786
Schneider Electric SE	26,026	6,600,835
SCOR SE	12,715	324,844
Societe Generale SA	105,993	3,430,997
Sodexo SA	1,872	138,271
TotalEnergies SE	159,887	9,262,598
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® International Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Unibail-Rodamco-Westfield, New	57,741	$4,834,456
Vinci SA	19,489	2,108,961
		108,193,579
Germany — 6.1%
Allianz SE, Registered	17,107	5,578,017
BASF SE	26,039	1,254,499
Bayerische Motoren Werke AG	62,518	5,077,062
Commerzbank AG	215,187	4,155,057
Deutsche Bank AG, Registered	59,390	1,162,431
Deutsche Boerse AG	18,190	4,493,617
Deutsche Post AG, Registered	62,285	2,242,435
Deutsche Telekom AG, Registered	177,571	5,957,322
E.ON SE	242,141	2,868,115
GEA Group AG	52,948	2,794,442
Hannover Rueck SE	703	185,233
Heidelberg Materials AG	22,113	3,111,653
HOCHTIEF AG	22,902	3,314,688
Mercedes-Benz Group AG	95,785	5,827,573
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	8,667	4,697,793
SAP SE	52,719	14,527,993
Siemens AG, Registered	34,244	7,341,094
TUI AG(b)	309,885	2,621,419
		77,210,443
Hong Kong — 1.8%
AIA Group Ltd.	598,800	4,209,650
CK Asset Holdings Ltd.	390,000	1,629,585
CK Hutchison Holdings Ltd.	249,500	1,256,405
CLP Holdings Ltd.	261,000	2,170,106
HKT Trust & HKT Ltd., Class SS	165,000	202,864
Hong Kong Exchanges & Clearing Ltd.	26,600	1,041,115
Hongkong Land Holdings Ltd.	142,900	621,818
Jardine Matheson Holdings Ltd.	89,700	3,613,162
PCCW Ltd.	4,162,000	2,419,674
Swire Properties Ltd.	917,400	1,811,655
WH Group Ltd.(c)	3,761,500	2,934,326
Wharf Real Estate Investment Co. Ltd.	240,000	597,223
		22,507,583
Ireland — 0.6%
AIB Group PLC	1,194,203	7,022,150
Bank of Ireland Group PLC	80,557	800,429
		7,822,579
Italy — 4.0%
A2A SpA	1,930,415	4,558,939
Banca Mediolanum SpA	8,588	115,302
Banca Monte dei Paschi di Siena SpA	826,232	5,293,849
Banca Popolare di Sondrio SpA	267,576	2,470,731
Banco BPM SpA	81,885	719,785
BPER Banca SpA	673,536	4,588,258
Enel SpA	404,255	2,873,319
Eni SpA	291,376	4,102,117
Generali	17,369	549,963
Hera SpA	106,982	391,217
Intesa Sanpaolo SpA	533,687	2,309,974
Iveco Group NV	214,854	2,615,012
Mediobanca Banca di Credito Finanziario SpA	60,550	989,829
Poste Italiane SpA(c)	97,509	1,479,758
Prysmian SpA	52,556	3,655,746
Saipem SpA(b)	290,586	709,077
Snam SpA	455,184	2,104,977
Stellantis NV	150,584	2,010,581
Security	Shares	Value
Italy (continued)
Terna - Rete Elettrica Nazionale	151,328	$1,248,292
UniCredit SpA	163,434	7,505,423
Unipol Gruppo SpA	69,644	943,726
		51,235,875
Japan — 23.9%
77 Bank Ltd. (The)	41,400	1,270,223
ABC-Mart Inc.	48,700	1,016,461
Advance Residence Investment Corp.	526	484,121
Ajinomoto Co. Inc.	39,000	1,563,407
Amada Co. Ltd.	85,000	877,666
Asics Corp.	236,300	5,267,157
Astellas Pharma Inc.	204,500	1,982,427
BIPROGY Inc.	30,600	945,501
Canon Inc.	61,700	1,988,525
Canon Marketing Japan Inc.	65,300	2,144,547
Capcom Co. Ltd.	16,400	374,448
Chugai Pharmaceutical Co. Ltd.	52,400	2,259,227
Coca-Cola Bottlers Japan Holdings Inc.	168,600	2,623,287
Dai Nippon Printing Co. Ltd.	97,400	1,439,512
Daicel Corp.	195,800	1,732,570
Dai-ichi Life Holdings Inc.	88,400	2,413,778
Daiichi Sankyo Co. Ltd.	156,400	4,360,495
Daito Trust Construction Co. Ltd.	2,100	225,020
Daiwa Securities Group Inc.	547,600	3,964,163
Dentsu Group Inc.	9,400	217,770
Dexerials Corp.	136,500	1,778,786
Disco Corp.	13,200	3,820,386
DMG Mori Co. Ltd.	10,100	162,912
Ebara Corp.	126,700	2,087,021
ENEOS Holdings Inc.	175,700	883,299
Fast Retailing Co. Ltd.	12,800	4,215,771
Fuji Electric Co. Ltd.	13,500	643,207
FUJIFILM Holdings Corp.	124,300	2,738,465
Fujikura Ltd.	85,400	3,437,201
Fujitec Co. Ltd.	31,700	1,206,692
Fujitsu Ltd.	113,300	2,191,195
GMO Payment Gateway Inc.	8,200	432,275
Gunma Bank Ltd. (The)	76,100	546,424
Hachijuni Bank Ltd. (The)	163,600	1,070,693
Hirose Electric Co. Ltd.	6,600	788,925
Hitachi Ltd.	304,700	7,660,285
Honda Motor Co. Ltd.	300,500	2,844,276
Horiba Ltd.	3,700	231,892
Hoya Corp.	29,600	3,974,861
Isetan Mitsukoshi Holdings Ltd.	81,800	1,413,613
ITOCHU Corp.	123,900	5,704,858
Japan Post Bank Co. Ltd.	259,400	2,683,210
Japan Post Holdings Co. Ltd.	144,400	1,508,114
Japan Post Insurance Co. Ltd.	125,700	2,449,595
Japan Real Estate Investment Corp.	6,333	4,461,743
Japan Tobacco Inc.	5,700	145,212
Kamigumi Co. Ltd.	122,300	2,664,492
Kansai Electric Power Co. Inc. (The)	34,800	383,941
KDDI Corp.	6,700	223,217
Keyence Corp.	8,100	3,488,741
Kikkoman Corp.	52,900	553,664
Kirin Holdings Co. Ltd.	16,300	206,258
Komatsu Ltd.	39,200	1,182,399
Konami Group Corp.	8,400	773,246
Kyudenko Corp.	25,900	879,193
LaSalle Logiport REIT	1,583	1,462,880
Macnica Holdings Inc.	102,100	1,198,390
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® International Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Marubeni Corp.	79,000	$1,174,537
Maruichi Steel Tube Ltd.	96,200	2,091,696
Mazda Motor Corp.	128,500	878,603
Mitsubishi Corp.	8,900	141,948
Mitsubishi Electric Corp.	64,800	1,062,135
Mitsubishi Estate Co. Ltd.	95,400	1,386,257
Mitsubishi Gas Chemical Co. Inc.	13,900	242,916
Mitsubishi Heavy Industries Ltd.	303,300	4,438,870
Mitsubishi Logistics Corp.	129,500	925,146
Mitsubishi UFJ Financial Group Inc.	703,700	8,899,265
Mitsui & Co. Ltd.	142,900	2,828,275
Mitsui Fudosan Co. Ltd.	46,200	416,991
Mizuho Financial Group Inc.	324,000	8,921,602
MS&AD Insurance Group Holdings Inc.	236,700	4,907,713
Nexon Co. Ltd.	8,400	109,124
Nihon Kohden Corp.	25,000	356,859
Nintendo Co. Ltd.	113,100	7,419,885
Nippon Express Holdings Inc.	9,600	155,597
Nippon Telegraph & Telephone Corp.	4,542,600	4,471,965
Nishi-Nippon Financial Holdings Inc.	179,200	2,458,860
Nissan Motor Co. Ltd.	1,197,500	3,276,869
Nissin Foods Holdings Co. Ltd.	35,100	784,833
Nitto Denko Corp.	110,900	1,967,276
NOF Corp.	34,700	461,663
Nomura Holdings Inc.	187,600	1,219,660
Nomura Real Estate Holdings Inc.	132,500	3,521,669
Nomura Real Estate Master Fund Inc.	139	133,871
Nomura Research Institute Ltd.	89,200	3,013,820
Olympus Corp.	38,900	590,346
ORIX Corp.	108,600	2,293,939
Otsuka Corp.	50,600	1,140,762
Panasonic Holdings Corp.	76,600	781,605
Persol Holdings Co. Ltd.	804,700	1,225,987
Recruit Holdings Co. Ltd.	119,800	8,361,102
Ricoh Co. Ltd.	10,000	114,683
Sankyo Co. Ltd.	273,200	3,663,311
Sanrio Co. Ltd.	70,200	2,619,535
Santen Pharmaceutical Co. Ltd.	8,300	83,521
Sanwa Holdings Corp.	152,000	4,757,293
SBI Holdings Inc.	48,500	1,398,102
SCREEN Holdings Co. Ltd.	48,900	3,407,466
SCSK Corp.	87,100	1,928,487
Sega Sammy Holdings Inc.	72,400	1,401,301
Seiko Epson Corp.	17,300	312,633
Sekisui House Ltd.	101,700	2,337,368
Shikoku Electric Power Co. Inc.	255,700	1,959,569
Shimadzu Corp.	23,700	687,512
Shimamura Co. Ltd.	20,200	1,149,399
Shin-Etsu Chemical Co. Ltd.	38,000	1,178,084
Shionogi & Co. Ltd.	27,000	397,011
Socionext Inc.	95,900	1,486,186
SoftBank Corp.	171,500	220,594
Sohgo Security Services Co. Ltd.	373,100	2,506,319
Sompo Holdings Inc.	123,300	3,438,350
Sony Group Corp.	283,700	6,261,073
Subaru Corp.	55,000	958,067
Sumitomo Corp.	5,800	125,745
Sumitomo Heavy Industries Ltd.	6,100	125,707
Sumitomo Mitsui Financial Group Inc.	282,000	6,949,353
Sumitomo Mitsui Trust Group Inc.	14,100	354,549
Sumitomo Realty & Development Co. Ltd.	12,100	418,096
Suntory Beverage & Food Ltd.	2,900	90,081
Security	Shares	Value
Japan (continued)
Suzuken Co. Ltd.	53,100	$1,657,428
Takashimaya Co. Ltd.	75,100	637,591
Takeda Pharmaceutical Co. Ltd.	77,400	2,082,061
TIS Inc.	86,200	1,905,993
Toho Gas Co. Ltd.	56,500	1,418,116
Tokio Marine Holdings Inc.	158,800	5,237,755
Tokyo Electron Ltd.	25,500	4,301,439
Tokyo Gas Co. Ltd.	147,100	4,161,281
Tokyo Ohka Kogyo Co. Ltd.	33,400	744,202
Tokyo Tatemono Co. Ltd.	205,700	3,172,123
Tomy Co. Ltd.	70,000	2,157,131
Toppan Holdings Inc.	134,300	3,769,396
Toyota Motor Corp.	637,800	12,098,753
Trend Micro Inc./Japan(b)	3,500	207,341
USS Co. Ltd.	519,600	4,658,884
Yakult Honsha Co. Ltd.	24,800	452,939
Yamaguchi Financial Group Inc.	252,500	2,813,923
Yamato Kogyo Co. Ltd.	57,600	2,850,378
Yamazaki Baking Co. Ltd.	182,900	3,288,812
Yokogawa Electric Corp.	80,500	1,767,064
Zensho Holdings Co. Ltd.	70,200	3,872,780
		304,894,068
Netherlands — 4.6%
ABN AMRO Bank NV, CVA(c)	309,274	5,187,489
Adyen NV(b)(c)	2,290	3,696,328
Akzo Nobel NV	33,994	1,930,792
ASM International NV	4,572	2,652,599
ASML Holding NV	27,678	20,475,163
BE Semiconductor Industries NV	10,046	1,281,180
EXOR NV, NVS	10,908	1,033,515
Fugro NV	97,172	1,551,048
ING Groep NV	216,659	3,601,065
Koninklijke Ahold Delhaize NV	241,500	8,558,179
Koninklijke KPN NV	277,787	1,005,178
NN Group NV	4,784	219,568
Prosus NV	13,581	518,761
QIAGEN NV	26,902	1,194,643
Randstad NV	39,762	1,716,526
Signify NV(c)	64,137	1,384,505
Wolters Kluwer NV	13,100	2,379,772
		58,386,311
New Zealand — 0.3%
Contact Energy Ltd.	64,999	340,965
Fisher & Paykel Healthcare Corp. Ltd.	18,069	382,288
Meridian Energy Ltd.	763,029	2,539,731
Spark New Zealand Ltd.	227,763	373,913
		3,636,897
Norway — 1.0%
DNB Bank ASA	116,319	2,470,695
Equinor ASA	39,042	940,278
Kongsberg Gruppen ASA	8,482	1,006,839
Norsk Hydro ASA	344,011	2,028,961
Orkla ASA	325,234	3,020,134
Yara International ASA	103,182	3,090,346
		12,557,253
Poland — 0.1%
LPP SA	446	1,799,528
Portugal — 0.1%
Galp Energia SGPS SA	44,845	750,533
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® International Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Portugal (continued)
Jeronimo Martins SGPS SA	56,492	$1,116,422
		1,866,955
Singapore — 1.8%
ComfortDelGro Corp. Ltd.	2,424,300	2,512,604
NetLink NBN Trust	3,722,000	2,355,350
Oversea-Chinese Banking Corp. Ltd.	232,300	2,962,934
Sembcorp Industries Ltd.	1,099,600	4,497,887
Singapore Airlines Ltd.(a)	73,100	341,004
Singapore Technologies Engineering Ltd.(a)	258,400	917,121
United Overseas Bank Ltd.	119,600	3,287,761
Wilmar International Ltd.	1,235,300	2,823,972
Yangzijiang Shipbuilding Holdings Ltd.	1,631,300	3,653,261
		23,351,894
Spain — 2.8%
Acciona SA	18,995	2,140,137
Banco Bilbao Vizcaya Argentaria SA	679,298	7,733,778
Banco de Sabadell SA	1,935,403	4,562,081
Banco Santander SA	180,343	924,168
CaixaBank SA	39,699	240,312
Endesa SA	102,406	2,267,097
Iberdrola SA	240,116	3,393,214
Iberdrola SA, NVS	4,130	58,363
Industria de Diseno Textil SA	79,246	4,301,523
Merlin Properties SOCIMI SA	47,046	542,171
Naturgy Energy Group SA	15,985	392,682
Puig Brands SA, Class B(b)	136,169	2,719,105
Redeia Corp. SA	6,608	111,154
Repsol SA	364,170	4,232,344
Telefonica SA	478,004	1,947,530
		35,565,659
Sweden — 2.5%
Alfa Laval AB	59,055	2,632,472
Assa Abloy AB, Class B	18,623	570,540
Axfood AB	85,765	1,840,948
H & M Hennes & Mauritz AB, Class B	189,320	2,522,273
Hemnet Group AB	101,974	3,388,553
Investor AB, Class B	333,670	9,501,658
Mycronic AB	11,397	462,062
Sandvik AB	30,019	619,382
Skandinaviska Enskilda Banken AB, Class A	168,117	2,382,932
SSAB AB, Class B	683,113	3,222,367
Svenska Handelsbanken AB, Class A	56,225	622,055
Telia Co. AB	93,047	273,826
Trelleborg AB, Class B	9,202	346,476
Volvo AB, Class B	110,043	3,032,059
		31,417,603
Switzerland — 8.6%
ABB Ltd., Registered	162,290	8,837,077
Adecco Group AG, Registered	26,382	628,042
Alcon AG	39,201	3,577,242
Bucher Industries AG, Registered	4,431	1,781,847
Cie Financiere Richemont SA, Class A, Registered	44,601	8,622,200
Holcim AG	11,437	1,146,261
Julius Baer Group Ltd.	20,855	1,465,362
Kuehne + Nagel International AG, Registered	11,006	2,500,924
Logitech International SA, Registered	6,514	644,828
Nestle SA, Registered	175,014	14,865,798
Novartis AG, Registered	216,506	22,663,146
PSP Swiss Property AG, Registered	17,912	2,645,997
Roche Holding AG, NVS	41,650	13,093,581
SGS SA	28,851	2,802,541
Security	Shares	Value
Switzerland (continued)
Sonova Holding AG, Registered	897	$312,948
Swiss Life Holding AG, Registered	248	202,477
Swiss Re AG	14,748	2,251,537
Swissquote Group Holding SA, Registered	4,019	1,744,717
UBS Group AG, Registered	320,479	11,299,939
VZ Holding AG	14,504	2,496,697
Zurich Insurance Group AG	10,213	6,188,716
		109,771,877
United Kingdom — 12.4%
3i Group PLC	113,684	5,461,756
abrdn PLC	936,779	1,791,656
Anglo American PLC	46,837	1,371,443
AstraZeneca PLC	82,803	11,623,517
B&M European Value Retail SA	389,876	1,556,541
BAE Systems PLC	287,328	4,343,315
Balfour Beatty PLC	653,715	3,770,636
Barclays PLC	618,427	2,266,531
Barratt Redrow PLC	47,875	268,182
BP PLC	1,222,432	6,323,998
British American Tobacco PLC	47,514	1,885,162
British Land Co. PLC (The)	400,790	1,864,117
Bunzl PLC	11,272	479,811
Burberry Group PLC	284,924	4,164,249
Centrica PLC	2,666,695	4,686,731
Coca-Cola HBC AG, Class DI	169,708	5,891,303
Compass Group PLC	3,478	119,832
Computacenter PLC	24,370	705,250
Diageo PLC	133,426	3,974,816
Drax Group PLC	141,332	1,090,853
Glencore PLC	845,163	3,651,481
Grafton Group PLC	174,063	1,992,001
Greggs PLC	72,339	1,930,195
GSK PLC	315,917	5,503,141
Howden Joinery Group PLC	112,331	1,135,389
HSBC Holdings PLC	831,523	8,684,524
Imperial Brands PLC	8,007	270,057
Inchcape PLC	187,218	1,558,622
InterContinental Hotels Group PLC	16,122	2,149,729
Intermediate Capital Group PLC	95,414	2,780,236
International Distributions Services PLC	480,667	2,174,130
Investec PLC	512,593	3,301,754
JD Sports Fashion PLC	683,081	749,612
Kingfisher PLC	783,021	2,378,838
Land Securities Group PLC	351,373	2,534,070
Legal & General Group PLC	510,938	1,525,730
Lloyds Banking Group PLC	1,283,686	986,980
M&G PLC	170,586	439,453
Man Group PLC/Jersey	1,191,434	3,148,704
Marks & Spencer Group PLC	563,630	2,334,895
National Grid PLC	225,939	2,740,922
Next PLC	25,244	3,102,730
Pearson PLC	48,751	808,817
Reckitt Benckiser Group PLC	25,152	1,663,270
Rightmove PLC	174,255	1,433,934
Rio Tinto PLC	72,159	4,345,551
Rolls-Royce Holdings PLC(b)	145,396	1,084,094
Sage Group PLC (The)	202,128	3,359,262
Serco Group PLC	146,499	282,275
Shell PLC	330,239	10,926,049
Softcat PLC	49,770	989,825
Spectris PLC	5,332	199,317
Tesco PLC	1,021,588	4,701,745
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® International Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Unilever PLC	65,757	$3,766,365
Vodafone Group PLC	2,813,429	2,396,886
Wise PLC, Class A(b)	198,890	2,740,208
WPP PLC	123,586	1,174,827
		158,585,317
Total Common Stocks — 99.2% (Cost: $1,106,759,507)		1,264,106,046
Preferred Stocks
Germany — 0.3%
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	55,491	3,533,070
Total Preferred Stocks — 0.3% (Cost: $5,241,228)		3,533,070
Warrants
Canada — 0.0%
Constellation Software Inc. (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(b)(d)	1,793	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.5% (Cost: $1,112,000,735)		1,267,639,116
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(e)(f)(g)	3,184,284	$3,185,876
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(e)(f)	200,000	200,000
Total Short-Term Securities — 0.3% (Cost: $3,385,333)		3,385,876
Total Investments — 99.8% (Cost: $1,115,386,068)		1,271,024,992
Other Assets Less Liabilities — 0.2%		3,174,215
Net Assets — 100.0%		$1,274,199,207

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,317,026	$—	$(3,133,339)(a)	$2,223	$(34)	$3,185,876	3,184,284	$8,479 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	150,000	50,000 (a)	—	—	—	200,000	200,000	10,776	—
				$2,223	$(34)	$3,385,876		$19,255	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	8	03/13/25	$1,431	$15,417
SPI 200 Index	7	03/20/25	926	25,307
Euro STOXX 50 Index	41	03/21/25	2,240	115,582
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® International Equity Factor ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
FTSE 100 Index	13	03/21/25	$1,389	$40,905
				$197,211
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$197,211	$—	$—	$—	$197,211

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$165,328	$—	$—	$—	$165,328
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$141,514	$—	$—	$—	$141,514
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$7,589,392
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$128,949,033	$1,135,157,013	$—	$1,264,106,046
Preferred Stocks	—	3,533,070	—	3,533,070
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	3,385,876	—	—	3,385,876
	$132,334,909	$1,138,690,083	$—	$1,271,024,992
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® International Equity Factor ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$25,307	$171,904	$—	$197,211

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
January 31, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.2%
Abacus Group	172,260	$122,603
Accent Group Ltd.	140,415	190,263
Adairs Ltd.	284,130	465,864
Alkane Resources Ltd.(a)(b)	205,920	74,411
Amotiv Ltd.	30,698	204,319
AMP Ltd.	128,370	141,439
Ansell Ltd.	3,135	68,161
Austin Engineering Ltd.	165,165	51,037
Bisalloy Steel Group Ltd.	67,815	161,750
BWP Trust	110,385	231,662
Catalyst Metals Ltd.(a)	35,640	76,712
Cettire Ltd.(a)(b)	910,635	809,411
Challenger Ltd.	67,320	261,474
Champion Iron Ltd.	57,420	195,096
Clinuvel Pharmaceuticals Ltd.(b)	23,885	179,048
Coast Entertainment Holdings Ltd., NVS(a)(b)	1,073,518	322,626
Collins Foods Ltd.	51,480	239,277
Dalrymple Bay Infrastructure Ltd.	547,140	1,229,281
Data#3 Ltd.	65,835	282,503
Deterra Royalties Ltd.	633,435	1,584,072
Domain Holdings Australia Ltd.	255,585	431,174
Downer EDI Ltd.	136,455	480,258
Eagers Automotive Ltd.	8,250	65,578
Elanor Commercial Property Fund(b)	705,375	262,345
Elders Ltd.	43,141	190,059
FleetPartners Group Ltd., NVS(a)	407,220	707,737
GenusPlus Group Ltd.	291,225	483,873
GR Engineering Services Ltd.	431,310	766,891
GrainCorp Ltd., Class A	313,500	1,457,762
Growthpoint Properties Australia Ltd.	81,675	121,592
GWA Group Ltd.	482,460	750,730
Healius Ltd.(a)	957,369	846,004
Helia Group Ltd.	544,005	1,624,970
HomeCo Daily Needs REIT	636,075	465,193
Horizon Oil Ltd.	3,329,370	424,323
IGO Ltd.	104,610	314,559
Iluka Resources Ltd.	149,985	405,169
Inghams Group Ltd.	310,860	618,641
Karoon Energy Ltd.	283,635	274,265
Kogan.com Ltd.	49,500	145,225
Lovisa Holdings Ltd.	9,900	176,595
Macmahon Holdings Ltd.	4,154,205	911,801
McMillan Shakespeare Ltd.	88,440	841,380
Metcash Ltd.	219,781	429,378
Mount Gibson Iron Ltd.(a)	2,105,895	410,899
Myer Holdings Ltd.	1,439,130	812,025
Neuren Pharmaceuticals Ltd., NVS(a)	59,235	525,421
New Hope Corp. Ltd.	299,970	894,325
nib holdings Ltd.	24,750	88,089
Nick Scali Ltd.(b)	81,015	809,749
Nine Entertainment Co. Holdings Ltd.	257,400	214,817
NRW Holdings Ltd.	482,460	1,015,961
OFX Group Ltd.(a)(b)	116,490	100,902
Orora Ltd.	231,330	336,686
Perenti Ltd.	256,080	221,588
Perseus Mining Ltd.	84,480	147,410
PEXA Group Ltd.(a)	30,855	249,536
Playside Studios Ltd.(a)	241,725	32,949
PolyNovo Ltd.(a)	112,200	142,607
Region RE Ltd.	245,190	329,282
Security	Shares	Value
Australia (continued)
Regis Healthcare Ltd.	78,210	$315,928
Regis Resources Ltd.(a)	88,770	165,416
Reliance Worldwide Corp. Ltd.	55,440	184,595
RPMGlobal Holdings Ltd.(a)	230,835	395,249
Sandfire Resources Ltd.(a)	240,240	1,456,998
Sigma Healthcare Ltd.	164,340	290,493
Sims Ltd.	142,065	1,153,666
Southern Cross Media Group Ltd.	708,180	272,971
Stanmore Resources Ltd.	409,530	660,257
Steadfast Group Ltd.	113,190	406,627
Super Retail Group Ltd.	138,435	1,333,694
Tabcorp Holdings Ltd.	2,748,075	1,147,535
Tasmea Ltd.	74,580	148,525
Telix Pharmaceuticals Ltd.(a)	90,915	1,633,079
Temple & Webster Group Ltd.(a)	9,570	84,714
Terracom Ltd.(b)	2,445,795	256,468
Tuas Ltd.(a)	199,980	810,526
Ventia Services Group Pty. Ltd.	340,931	801,457
Waypoint REIT Ltd.	569,745	853,934
Weebit Nano Ltd.(a)	65,340	91,253
		38,882,142
Austria — 0.3%
ams-OSRAM AG(a)	16,005	118,789
Oesterreichische Post AG	9,240	279,126
Porr AG	45,210	953,609
Semperit AG Holding(b)	10,560	153,369
Zumtobel Group AG	60,885	312,261
		1,817,154
Belgium — 0.7%
Barco NV	18,199	180,662
Bekaert SA	10,395	362,888
bpost SA	115,665	222,806
Deceuninck NV	22,110	53,497
Deme Group NV	1,485	208,405
Exmar NV	16,335	194,539
Fluxys Belgium SA	16,500	293,558
Ion Beam Applications(b)	38,610	533,053
Proximus SADP	141,900	786,130
Solvay SA	32,835	1,003,560
		3,839,098
Canada — 9.9%
ADENTRA Inc.	5,916	140,761
Advantage Energy Ltd.(a)	37,290	236,823
AGF Management Ltd., Class B, NVS	54,285	421,326
Andlauer Healthcare Group Inc.	6,270	196,985
Artis REIT	59,730	314,401
Atco Ltd., Class I, NVS	44,385	1,411,854
AtkinsRealis Group Inc.	15,345	768,860
ATS Corp.(a)	12,540	339,180
Baytex Energy Corp.	173,299	416,151
Bird Construction Inc.	30,195	491,563
BlackBerry Ltd.(a)	87,615	387,029
Boardwalk REIT	19,635	846,412
Bombardier Inc., Class B(a)	7,755	453,822
Brookfield Renewable Corp.(b)	20,790	554,885
BRP Inc.	16,665	796,930
Canacol Energy Ltd.(b)	61,875	162,207
Canfor Corp.(a)	31,020	322,078
Capital Power Corp.	24,750	906,316
Cascades Inc.	75,735	669,622
Celestica Inc., NVS(a)	33,990	4,196,392
Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Centerra Gold Inc.	96,195	$601,653
Chartwell Retirement Residences	42,900	473,764
Chemtrade Logistics Income Fund	108,075	767,423
Choice Properties REIT	19,140	170,151
CI Financial Corp.	112,860	2,420,509
Cogeco Communications Inc.	8,580	361,005
Cogeco Inc.	12,705	465,767
Colliers International Group Inc.	4,290	610,403
Computer Modelling Group Ltd.	21,120	150,115
CT REIT	180,692	1,776,646
Definity Financial Corp.	4,950	194,649
Docebo Inc.(a)	25,575	1,069,914
Dream Office REIT, NVS	27,720	352,854
Dundee Precious Metals Inc.	82,500	836,154
Eldorado Gold Corp.(a)	33,000	502,260
Empire Co. Ltd., NVS	9,240	271,729
Ensign Energy Services Inc.(a)	191,400	416,159
EQB Inc.	5,280	393,670
Finning International Inc.	69,465	1,734,534
First Capital Real Estate Investment Trust	48,510	554,743
Frontera Energy Corp.	88,110	495,310
Gibson Energy Inc.	38,610	651,404
H&R Real Estate Investment Trust	47,685	306,777
Hammond Power Solutions Inc., Class A(b)	8,415	604,831
Hudbay Minerals Inc.	19,140	157,772
IAMGOLD Corp.(a)	44,055	274,027
Interfor Corp.(a)	37,290	436,185
Kinaxis Inc.(a)	3,135	360,945
Labrador Iron Ore Royalty Corp.	32,175	675,446
Lassonde Industries Inc., Class A	4,125	516,778
Leon's Furniture Ltd.	28,380	507,319
Linamar Corp.	7,755	301,695
Major Drilling Group International Inc.(a)	144,045	833,535
Martinrea International Inc.	47,850	289,401
Mattr Corp., NVS(a)	33,000	265,208
MEG Energy Corp.	59,730	979,369
Methanex Corp.	13,695	714,174
Morguard Corp.	4,290	330,513
Morguard North American Residential REIT	52,800	611,432
Mullen Group Ltd.	25,080	257,125
New Gold Inc.(a)	183,315	553,723
North West Co. Inc. (The)	9,405	300,525
Pan American Silver Corp.	15,015	348,498
Parex Resources Inc.	9,536	90,875
Parkland Corp.	16,995	378,290
Pason Systems Inc.	100,650	914,150
Peyto Exploration & Development Corp.	10,560	114,003
PHX Energy Services Corp.	26,730	168,471
PrairieSky Royalty Ltd.	39,582	736,979
Precision Drilling Corp.(a)	12,705	740,874
Prinmaris REIT	45,705	469,519
Quebecor Inc., Class B	2,640	58,600
Real Matters Inc.(a)(b)	106,920	444,351
Russel Metals Inc.	38,610	1,080,448
Silvercorp Metals Inc.	19,965	62,504
South Bow Corp.	19,470	465,935
Spin Master Corp.(c)	31,020	656,749
Sprott Inc.	1,980	85,979
Stella-Jones Inc.	990	47,772
Superior Plus Corp.	30,855	127,806
Torex Gold Resources Inc.(a)	38,940	826,037
TransAlta Corp.	155,265	1,785,171
Security	Shares	Value
Canada (continued)
Transcontinental Inc., Class A	53,295	$670,336
Trican Well Service Ltd.	405,240	1,288,202
Valeura Energy Inc.(a)	129,195	627,596
Veren Inc.	217,470	1,095,318
Vermilion Energy Inc.	46,816	431,325
Westshore Terminals Investment Corp.	38,610	621,118
Whitecap Resources Inc.	101,145	666,018
		53,584,117
Cayman Islands — 0.1%
HBM Holdings Ltd.(a)(c)	330,000	155,793
Jutal Offshore Oil Services Ltd.	2,570,000	234,179
Metaspacex Ltd.(a)(b)	330,000	86,653
Mongolian Mining Corp.(a)	102,000	91,634
		568,259
China — 0.7%
China Minsheng Financial Holding Corp. Ltd.(a)	16,220,000	95,756
HUTCHMED China Ltd.(a)	111,500	299,996
Mobvista Inc.(a)(c)	330,000	304,113
NetDragon Websoft Holdings Ltd.	361,000	470,394
Newborn Town Inc.(a)	498,000	303,409
Skyworth Group Ltd.	1,492,000	515,370
Sprocomm Intelligence Ltd.(a)	700,000	141,044
Wasion Holdings Ltd.	1,456,000	1,443,293
Xin Point Holdings Ltd.	165,000	88,727
		3,662,102
Denmark — 2.2%
ALK-Abello A/S(a)	12,045	271,228
Ascendis Pharma A/S, ADR(a)(b)	1,815	237,148
Bavarian Nordic A/S(a)	2,475	67,971
Chemometec A/S	9,570	741,255
D/S Norden A/S	9,900	281,478
GN Store Nord A/S(a)	26,895	550,809
H Lundbeck A/S	12,820	78,560
ISS A/S	82,995	1,568,517
Jyske Bank A/S, Registered	4,785	346,075
Nilfisk Holding A/S(a)	7,920	124,196
NKT A/S(a)	13,860	926,540
Per Aarsleff Holding A/S	24,915	1,605,397
Ringkjoebing Landbobank A/S	3,300	538,257
Rockwool A/S, Class B	1,155	409,003
Royal Unibrew A/S	7,920	547,481
Scandinavian Tobacco Group A/S(c)	51,315	737,627
Solar A/S, Class B	18,810	790,525
Sydbank A/S	28,380	1,507,908
Zealand Pharma A/S(a)	4,455	452,701
		11,782,676
Finland — 1.3%
Cargotec OYJ, Class B	12,705	631,785
Harvia OYJ	6,435	316,761
HKFoods OYJ, Class A(a)	185,295	198,833
Kemira OYJ	53,955	1,191,104
Konecranes OYJ	20,460	1,230,857
Lindex Group OYJ(a)	25,575	73,503
Marimekko OYJ	66,660	886,543
Nokian Renkaat OYJ	45,870	381,754
Oma Saastopankki OYJ(b)	11,220	130,131
Outokumpu OYJ(b)	120,780	386,506
Puuilo OYJ	8,580	91,056
QT Group OYJ(a)	4,950	405,614
Sanoma OYJ(b)	79,695	688,688
TietoEVRY OYJ	9,900	190,850
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Finland (continued)
YIT OYJ(a)	46,530	$122,413
		6,926,398
France — 5.4%
Alten SA	1,320	121,420
Arcure SA, NVS(a)	15,675	74,802
Ayvens SA(c)	28,875	212,732
Beneteau SACA	34,320	327,182
Carmila SA	10,890	188,665
Cie. des Alpes	24,420	414,453
Coface SA	85,140	1,372,862
Derichebourg SA	221,100	1,232,558
Elis SA	4,125	84,447
Eramet SA	6,270	350,036
Eurazeo SE	12,045	994,353
Euronext NV(c)	12,045	1,398,992
Eutelsat Communications SACA(a)(b)	37,125	66,628
Forvia SE	28,076	294,668
Gaztransport Et Technigaz SA	8,745	1,335,892
Gecina SA	21,780	2,126,283
ICADE	27,885	655,662
Interparfums SA	13,035	594,082
IPSOS SA	17,655	835,415
Kaufman & Broad SA	14,685	505,249
Klepierre SA	63,030	1,876,485
La Francaise des Jeux SAEM(c)	49,500	1,880,888
Lagardere SA	4,125	85,800
Maisons du Monde SA(c)	60,885	259,142
Mercialys SA	72,765	798,769
Mersen SA	2,475	55,918
Nexans SA	5,775	563,496
Nexity SA(a)	10,615	142,188
Opmobility	18,693	211,534
Quadient SA	19,470	368,404
Renault SA	45,375	2,329,449
Rexel SA	52,965	1,402,190
SCOR SE	29,040	741,916
Sopra Steria Group SACA	1,320	245,404
SPIE SA	13,365	445,421
Technip Energies NV	13,695	387,982
Teleperformance SE	5,115	478,977
Television Francaise 1 SA	150,150	1,183,996
Trigano SA	5,115	700,953
Valeo SE	46,418	517,415
Vente-Unique.Com SA, NVS	4,950	68,297
Verallia SA(c)	9,570	294,565
Vicat SACA	15,345	639,975
Virbac SACA	825	276,936
Wavestone	3,300	167,651
Wendel SE	1,650	163,059
		29,473,191
Germany — 4.9%
Aixtron SE	19,140	265,926
Amadeus Fire AG	4,455	363,758
Atoss Software SE	8,745	1,043,954
Aurubis AG(b)	9,900	776,892
Bechtle AG	8,415	282,440
Bilfinger SE	7,095	364,932
Ceconomy AG(a)	214,830	664,124
CTS Eventim AG & Co. KGaA	5,775	563,128
Delivery Hero SE, Class A(a)(c)	22,935	592,735
Deutsche Pfandbriefbank AG(a)(b)(c)	158,448	899,259
Security	Shares	Value
Germany (continued)
Deutz AG	53,295	$257,800
Duerr AG	12,540	308,872
DWS Group GmbH & Co. KGaA(c)	1,815	89,573
Elmos Semiconductor SE	2,145	157,459
flatexDEGIRO AG	39,600	670,904
Freenet AG	40,755	1,257,390
GEA Group AG	26,565	1,402,024
GFT Technologies SE	2,310	54,271
Heidelberger Druckmaschinen AG(a)	91,245	114,767
HelloFresh SE(a)	25,151	276,727
Hugo Boss AG	25,905	1,213,599
Jumia Technologies AG, ADR(a)(b)	39,930	159,321
K+S AG, Registered	20,460	284,736
Kloeckner & Co. SE	136,290	693,191
Krones AG	6,105	833,048
Lanxess AG	9,440	256,368
METRO AG	36,960	147,618
MLP SE	16,500	119,589
Mutares SE & Co. KGaA	7,590	209,848
Nemetschek SE	10,560	1,261,720
Patrizia SE	38,115	318,347
ProSiebenSat.1 Media SE(b)	31,515	181,066
Puma SE	6,600	207,109
PVA TePla AG(a)(b)	12,705	182,055
Rational AG	391	347,453
SAF-Holland SE	32,505	557,466
Salzgitter AG(b)	51,975	959,349
Schaeffler AG(a)(b)	376,769	1,679,136
Scout24 SE(c)	15,015	1,460,087
SGL Carbon SE(a)	28,875	113,032
Sixt SE	4,135	335,802
TAG Immobilien AG(a)	13,860	205,980
Takkt AG	23,100	195,785
TeamViewer SE(a)(c)	31,481	372,820
thyssenkrupp AG	55,187	273,484
TUI AG(a)	151,965	1,285,522
United Internet AG, Registered(d)	12,375	207,538
Wacker Chemie AG	4,950	339,222
Zalando SE(a)(c)	49,005	1,826,315
		26,633,541
Hong Kong — 1.9%
Champion REIT	990,000	210,911
Chinese Estates Holdings Ltd.(a)	1,060,000	156,445
CK Life Sciences International Holdings Inc.(a)	4,290,000	287,386
Crystal International Group Ltd.(c)	247,500	147,066
EVA Precision Industrial Holdings Ltd.	3,630,000	294,441
First Pacific Co. Ltd.	3,630,000	2,009,772
Giordano International Ltd.(b)	3,960,000	782,659
Golden Resources Development International Ltd.	1,650,000	76,233
HKBN Ltd.	825,000	558,898
Hong Kong Technology Venture Co. Ltd.(a)(b)	1,320,000	220,402
IGG Inc.(b)	825,000	429,534
Johnson Electric Holdings Ltd.	132,500	175,687
JS Global Lifestyle Co. Ltd.(a)(b)(c)	495,000	116,891
Kerry Logistics Network Ltd.	82,500	69,563
Modern Dental Group Ltd.	495,000	261,140
New World Development Co. Ltd.(b)	330,000	177,074
PAX Global Technology Ltd.	330,000	202,865
PC Partner Group Ltd.	660,000	448,201
Singamas Container Holdings Ltd.	1,320,000	120,694
Solomon Systech International Ltd.(a)	4,290,000	258,840
Stella International Holdings Ltd.	392,500	887,569
Schedule of Investments
20

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Sun Hung Kai & Co. Ltd.	495,000	$174,963
Tam Jai International Co. Ltd.	810,000	92,670
Texwinca Holdings Ltd.	2,310,000	220,551
United Laboratories International Holdings Ltd. (The)(b)	576,000	856,271
Valuetronics Holdings Ltd.(b)	940,500	432,533
VTech Holdings Ltd.	123,700	815,586
		10,484,845
Ireland — 0.6%
Bank of Ireland Group PLC	248,820	2,472,321
Glanbia PLC	22,440	327,864
Glenveagh Properties PLC(a)(c)	194,700	344,581
		3,144,766
Israel — 1.2%
Africa Israel Residences Ltd.	3,465	260,605
Alarum Technologies Ltd.(a)(b)	235,785	234,873
Altshuler Shaham Finance Ltd.(b)	58,740	98,490
Ashdod Refinery Ltd.	3,465	59,137
Delek Automotive Systems Ltd.(a)	83,325	727,775
Elco Ltd.	2,310	103,688
Electra Consumer Products 1970 Ltd.(a)	4,950	159,444
Equital Ltd.(a)	2	65
G City Ltd.	166,980	625,614
Ilex Medical Ltd.	4,290	89,507
Malam-Team Holding Ltd.(a)	1,320	64,194
Migdal Insurance & Financial Holdings Ltd.	228,855	470,413
Naphtha Israel Petroleum Corp. Ltd.	37,620	239,492
Oil Refineries Ltd.	1,045,275	308,216
Partner Communications Co. Ltd.(a)	38,280	267,326
Paz Retail & Energy Ltd.	4,620	664,612
Property & Building Corp. Ltd.(b)	7,425	519,577
Retailors Ltd.	45,737	895,846
Tamar Petroleum Ltd.(c)	21,945	152,768
Tel Aviv Stock Exchange Ltd.	55,935	634,060
Telsys Ltd.	3,465	175,690
		6,751,392
Italy — 3.6%
A2A SpA	796,290	1,880,548
ACEA SpA	77,055	1,474,255
Banca Generali SpA	10,890	545,298
Banca Monte dei Paschi di Siena SpA	214,335	1,373,291
Banca Popolare di Sondrio SpA	38,775	358,039
BFF Bank SpA(c)	18,975	162,695
BPER Banca SpA	313,335	2,134,499
Buzzi SpA	1,320	54,073
Cembre SpA	9,240	387,797
Credito Emiliano SpA	11,715	137,534
d'Amico International Shipping SA, NVS	114,345	470,325
Danieli & C Officine Meccaniche SpA	6,930	180,858
DBA Group SpA	23,688	71,067
De' Longhi SpA	11,220	394,477
Enav SpA(c)	184,965	661,710
ERG SpA	11,715	237,419
Esprinet SpA(a)	11,385	56,054
Eviso SpA	18,975	157,477
Hera SpA	51,315	187,651
Immobiliare Grande Distribuzione SIIQ SpA(a)	72,600	219,159
Iren SpA	199,815	432,433
Italgas SpA	93,390	557,914
Iveco Group NV	62,205	757,104
MFE-MediaForEurope NV, Class B, NVS	138,600	615,107
Security	Shares	Value
Italy (continued)
Moltiply Group SpA(b)	10,725	$431,137
OVS SpA(c)	203,610	728,333
Piaggio & C SpA	339,240	757,305
Pirelli & C SpA(c)	9,570	57,588
RAI Way SpA(c)	46,035	274,124
Reply SpA	3,630	598,355
Safilo Group SpA(a)(b)	108,405	121,006
Saipem SpA(a)	32,175	78,512
Sanlorenzo SpA/Ameglia	11,055	408,059
Sesa SpA(b)	1,155	81,515
SOL SpA	20,625	840,878
Technogym SpA(c)	21,945	255,275
Telecom Italia SpA/Milano(a)(b)	207,240	56,885
Unipol Gruppo SpA	122,100	1,654,542
		19,850,298
Japan — 25.1%
77 Bank Ltd. (The)	49,500	1,518,745
A&D HOLON Holdings Co. Ltd.	30,500	372,562
Abalance Corp.	10,900	43,965
Adastria Co. Ltd.	21,500	459,487
ADEKA Corp.	27,600	514,384
Ahresty Corp.	16,500	64,528
Aichi Corp.	115,500	1,067,231
Aizawa Securities Group Co. Ltd.	26,400	296,079
Alpen Co. Ltd.	10,500	144,221
Amano Corp.	33,000	863,202
Amiyaki Tei Co. Ltd.	43,300	444,788
Aoyama Trading Co. Ltd.	34,400	484,469
Aozora Bank Ltd.	14,200	219,172
Arata Corp.	14,100	287,386
ARE Holdings Inc.	10,400	128,629
Artience Co. Ltd.	24,600	489,389
Artner Co. Ltd.	26,000	308,648
Asahi Yukizai Corp.	38,600	1,077,153
Aska Pharmaceutical Holdings Co. Ltd.	21,800	276,048
ASKUL Corp.	34,800	381,492
Base Co. Ltd.	2,500	48,498
BML Inc.	9,200	168,647
Business Engineering Corp.	5,800	133,744
Careerlink Co. Ltd.	22,000	351,775
Central Automotive Products Ltd.	13,500	399,788
Ceres Inc/Japan	2,400	44,801
Chikaranomoto Holdings Co. Ltd.(b)	33,000	253,138
Chugoku Marine Paints Ltd.	58,400	886,467
Citizen Watch Co. Ltd.	27,500	166,626
CKD Corp.	14,100	229,424
Colowide Co. Ltd.(b)	9,700	106,713
Computer Engineering & Consulting Ltd.	7,100	86,598
Cosel Co. Ltd.	52,200	343,305
Cybozu Inc.	27,200	480,077
Daicel Corp.	92,500	818,502
Daido Steel Co. Ltd.	33,900	269,990
Daidoh Ltd.	54,900	370,716
Daiei Kankyo Co. Ltd.	23,900	435,986
Daihen Corp.	4,200	191,531
Daiwa Industries Ltd.	53,800	554,632
Daiwa Securities Living Investments Corp.	654	376,979
Daiwabo Holdings Co. Ltd.	24,800	482,648
DD GROUP Co. Ltd.(a)(b)	29,800	242,643
DeNA Co. Ltd.	7,100	124,647
Dentsu Soken Inc.	32,200	1,273,482
Dexerials Corp.	45,200	589,019
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Digital Arts Inc.	8,200	$312,835
Dip Corp.	3,300	49,230
DMG Mori Co. Ltd.	25,900	417,765
Dowa Holdings Co. Ltd.	1,700	50,627
DTS Corp.	52,400	1,429,181
en Japan Inc.	5,500	71,213
Endo Lighting Corp.	25,400	228,512
Enplas Corp.	5,300	182,361
Eternal Hospitality Group Co. Ltd.(b)	26,700	473,276
Financial Products Group Co. Ltd.	86,600	1,416,750
Food & Life Companies Ltd.	10,300	230,416
FP Partner Inc.(b)	22,200	313,861
Freebit Co. Ltd.	5,900	50,754
Frontier Real Estate Investment Corp.	482	251,559
Fuji Oil Co. Ltd.	49,500	102,091
Fujimi Inc.	33,000	464,283
Fujitec Co. Ltd.	8,200	312,141
Fukuda Denshi Co. Ltd.	7,400	320,348
Fukui Computer Holdings Inc.	14,100	262,247
Fullcast Holdings Co. Ltd.	13,400	129,893
Furukawa Electric Co. Ltd.	7,400	338,374
Furuno Electric Co. Ltd.	9,800	166,900
Fuyo General Lease Co. Ltd.	16,100	1,199,942
G-7 Holdings Inc.	13,300	125,093
Genki Global Dining Concepts Corp.	6,400	130,310
Geo Holdings Corp.	59,600	699,800
Gift Holdings Inc.	14,300	302,824
Global One Real Estate Investment Corp.	206	139,768
GMO Financial Holdings Inc.	33,000	150,171
GMO GlobalSign Holdings KK(b)	14,300	227,742
GMO internet group Inc.	34,200	607,042
Goldcrest Co. Ltd.	4,800	95,429
Gree Inc.	23,500	70,165
GungHo Online Entertainment Inc.(a)	7,900	165,669
Gunma Bank Ltd. (The)	105,800	759,680
Gurunavi Inc.(a)	37,600	67,618
H.U. Group Holdings Inc.	9,600	157,249
H2O Retailing Corp.	12,300	183,255
Hachijuni Bank Ltd. (The)	184,600	1,208,129
Hakuto Co. Ltd.	1,900	55,005
Hanwa Co. Ltd.	6,000	185,348
Heiwa Real Estate Co. Ltd.	22,300	649,272
Hibino Corp.	13,600	268,618
Hibiya Engineering Ltd.	7,000	172,849
Hioki EE Corp	6,700	333,633
Hokkaido Electric Power Co. Inc.	42,300	215,342
Hokko Chemical Industry Co. Ltd.	10,500	97,615
Hokuetsu Corp.(b)	39,200	369,001
Hokuhoku Financial Group Inc.	26,600	361,803
Hosiden Corp.	20,900	283,263
Ichibanya Co. Ltd.	16,500	105,564
Ichinen Holdings Co. Ltd.	12,100	142,759
Idec Corp./Japan	9,100	149,555
I'll Inc.	34,800	576,697
Inabata & Co. Ltd.	30,700	634,812
Ines Corp.	5,000	59,126
Insource Co. Ltd.	82,500	564,198
Integrated Design & Engineering Holdings Co. Ltd., NVS	16,100	672,880
Inui Global Logistics Co. Ltd.	41,400	441,391
Ise Chemicals Corp.	1,100	192,604
Itochu-Shokuhin Co. Ltd.	17,500	832,185
Security	Shares	Value
Japan (continued)
Itoki Corp.	101,000	$1,049,920
Iyogin Holdings Inc., NVS	85,000	901,560
J Front Retailing Co. Ltd.	4,100	57,445
Jaccs Co. Ltd.	2,100	51,629
JAFCO Group Co. Ltd.	41,600	608,014
Japan Communications Inc.(a)(b)	214,500	172,049
Japan Engine Corp.	4,200	112,575
Japan Investment Adviser Co. Ltd.	7,600	61,642
Japan Logistics Fund Inc.	606	350,927
Japan Petroleum Exploration Co. Ltd.	128,400	910,531
Japan Pulp & Paper Co. Ltd.	220,300	920,049
Japan Securities Finance Co. Ltd.	79,900	983,765
JCU Corp.	19,700	457,421
Jeol Ltd.	1,700	62,654
JP-Holdings Inc.	120,300	505,403
Juki Corp.(a)	99,000	242,084
Justsystems Corp.	5,800	125,395
JVCKenwood Corp.	129,300	1,498,306
Kagome Co. Ltd.	11,800	221,074
Kakaku.com Inc.	6,100	95,529
Kamei Corp.	77,100	884,948
Kanadevia Corp.	54,800	377,157
Kandenko Co. Ltd.	52,000	832,271
Kappa Create Co. Ltd.(b)	29,100	273,685
Keihan Holdings Co. Ltd.	2,400	51,686
Keihanshin Building Co. Ltd.	88,300	851,327
Kissei Pharmaceutical Co. Ltd.	6,100	155,343
Kitz Corp.	134,800	1,016,647
Kokuyo Co. Ltd.	38,400	667,437
Komehyo Holdings Co. Ltd.	2,600	68,215
Komori Corp.	28,000	219,905
Konishi Co. Ltd.	52,900	435,275
Kosaido Holdings Co. Ltd.	59,200	202,782
Koshidaka Holdings Co. Ltd.	24,100	165,346
Kotobuki Spirits Co. Ltd.	68,400	999,532
KPP Group Holdings Co. Ltd.	169,900	729,428
Kurabo Industries Ltd.	29,000	1,082,032
Kyorin Pharmaceutical Co. Ltd.	41,500	393,270
Kyudenko Corp.	6,600	224,041
Kyushu Financial Group Inc.	82,500	417,322
LaSalle Logiport REIT	1,451	1,340,896
Life Corp.	43,400	1,006,914
Macnica Holdings Inc.	19,700	231,227
Mani Inc.	13,400	124,664
Maruchiyo Yamaokaya Corp.(b)	12,500	307,482
Maruichi Steel Tube Ltd.	25,800	560,975
Maruwa Co. Ltd./Aichi	2,900	710,038
Maruzen Showa Unyu Co. Ltd.	33,700	1,292,837
Max Co. Ltd.	21,600	551,527
Medley Inc.(a)	4,200	109,819
MEITEC Group Holdings Inc.	39,100	759,218
Menicon Co. Ltd.	5,800	52,043
Micronics Japan Co. Ltd.	21,200	513,315
MIMAKI ENGINEERING Co. Ltd.	39,800	377,358
Miroku Jyoho Service Co. Ltd.	7,600	93,559
Mitsubishi Logistics Corp.	50,000	357,199
Mitsubishi Materials Corp.	4,100	64,352
Mitsubishi Paper Mills Ltd.	66,000	257,452
Mitsui DM Sugar Holdings Co. Ltd.	7,000	155,042
Mitsui High-Tec Inc.	26,500	153,989
Mitsui Matsushima Holdings Co. Ltd.	23,100	642,510
Mitsui Mining & Smelting Co. Ltd.	16,500	486,467
Schedule of Investments
22

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Mizuho Leasing Co. Ltd.	11,400	$74,612
Mizuho Medy Co. Ltd.	41,800	407,438
Mizuno Corp.	9,900	552,864
Mochida Pharmaceutical Co. Ltd.	10,600	230,009
Monex Group Inc.	128,100	748,614
Monogatari Corp. (The)	22,200	478,679
Mori Hills REIT Investment Corp.	122	98,691
Mori Trust REIT Inc.	2,908	1,186,072
Morinaga & Co. Ltd./Japan	33,000	568,824
MOS Food Services Inc.	17,600	398,194
Mugen Estate Co. Ltd.	51,100	608,393
m-up Holdings Inc.	74,200	764,051
Nagaileben Co. Ltd.	5,000	67,023
Nagano Keiki Co. Ltd.	13,400	190,849
Nagase & Co. Ltd.	57,400	1,078,140
Nakanishi Inc.	9,400	155,055
Namura Shipbuilding Co. Ltd.	5,300	68,050
NEC Networks & System Integration Corp.(b)	14,600	310,894
NET One Systems Co. Ltd.	21,600	622,779
Nichias Corp.	16,100	526,950
Nihon Kohden Corp.	25,800	368,278
Nihon Parkerizing Co. Ltd.	39,800	324,559
Nippon Gas Co. Ltd.	66,000	925,505
Nippon REIT Investment Corp.	1,890	991,650
Nishi-Nippon Financial Holdings Inc.	119,000	1,632,837
Nisshin Oillio Group Ltd. (The)	5,900	189,311
Nisshinbo Holdings Inc.	10,000	57,211
Nissui Corp.	144,100	794,022
Nittetsu Mining Co. Ltd.	18,600	567,325
Nitto Kogyo Corp.	13,000	243,252
Nomura Co. Ltd.	61,300	361,016
Nomura Micro Science Co. Ltd.(b)	48,300	802,833
North Pacific Bank Ltd.	91,400	308,917
NSD Co. Ltd.	71,800	1,515,980
Obara Group Inc.	8,300	202,971
Ohsho Food Service Corp.	10,400	193,631
Okamoto Machine Tool Works Ltd.	16,500	398,586
Okamura Corp.	4,000	51,136
Okasan Securities Group Inc.	115,500	477,380
Okumura Corp.	16,100	405,010
Okuwa Co. Ltd.	9,100	46,720
Onward Holdings Co. Ltd.	132,000	528,633
Organo Corp.	19,000	940,512
Osaka Soda Co. Ltd.	10,000	107,374
Osaka Steel Co. Ltd.	3,800	57,231
OSG Corp.	5,000	55,337
Oyo Corp.	22,900	380,634
PAL GROUP Holdings Co. Ltd.	49,500	1,092,060
Pharma Foods International Co. Ltd.	87,300	552,726
PHC Holdings Corp.	8,500	56,865
PILLAR Corp./Japan	12,900	351,740
Press Kogyo Co. Ltd.	125,200	455,886
Quick Co. Ltd.	25,000	356,996
Rasa Industries Ltd.	24,800	395,345
Relo Group Inc.	90,900	1,114,107
Rengo Co. Ltd.	44,800	253,220
Riken Keiki Co. Ltd.	8,700	174,246
Riken Technos Corp.	138,600	911,611
Riken Vitamin Co. Ltd.	30,600	465,453
Riso Kagaku Corp.	26,300	237,945
Round One Corp.	54,500	459,965
Royal Holdings Co. Ltd.(b)	9,300	154,461
Security	Shares	Value
Japan (continued)
Ryobi Ltd.	4,800	$70,195
Sac's Bar Holdings Inc.	21,700	129,286
Saibu Gas Holdings Co. Ltd.	40,700	448,654
Saizeriya Co. Ltd.	26,400	789,426
Sanki Engineering Co. Ltd.	85,400	1,719,392
Sansan Inc.(a)	42,200	658,746
Sansei Technologies Inc.	36,600	314,375
Sansha Electric Manufacturing Co. Ltd.	36,700	202,008
Santec Holdings Corp.	19,200	756,669
Sanyo Denki Co. Ltd.	3,800	229,755
Sanyo Special Steel Co. Ltd.	12,600	161,780
Senshu Electric Co. Ltd.	39,800	1,290,619
Shibaura Machine Co. Ltd.	6,700	154,282
Shibaura Mechatronics Corp.	19,600	1,025,903
Shibuya Corp.	5,000	117,537
Shikoku Kasei Holdings Corp.	18,200	224,540
Shin Nippon Biomedical Laboratories Ltd.	51,500	561,242
Shinmaywa Industries Ltd.	12,600	109,726
Ship Healthcare Holdings Inc.	5,100	69,605
SHO-BOND Holdings Co. Ltd.	8,800	285,166
Shoei Co. Ltd.	12,500	173,360
Shofu Inc.	7,700	105,510
SIGMAXYZ Holdings Inc.	36,600	220,859
Simplex Holdings Inc.	3,600	67,250
SK-Electronics Co. Ltd.	4,300	54,167
Software Service Inc.	4,500	343,086
Soliton Systems KK	35,800	265,332
Star Micronics Co. Ltd.	29,700	373,298
Sumiseki Holdings Inc.(b)	74,300	384,603
Sumitomo Bakelite Co. Ltd.	9,100	219,136
Sun Corp.	11,100	673,005
Sun* Inc.(a)	29,100	129,860
SWCC Corp.	3,900	190,168
Systena Corp.	82,500	188,620
Syuppin Co. Ltd.	38,600	274,616
T Hasegawa Co. Ltd.	3,900	75,188
Taihei Dengyo Kaisha Ltd.	16,100	499,320
Takara Holdings Inc.	36,200	318,407
Takara Standard Co. Ltd.	18,400	198,814
Takasago Thermal Engineering Co. Ltd.	2,600	101,265
Tama Home Co. Ltd.	29,000	613,925
Tamron Co. Ltd.	8,800	257,434
TDC Soft Inc.	43,700	394,041
Teikoku Electric Manufacturing Co. Ltd.	47,400	853,531
Tenma Corp.	3,300	59,729
Tera Probe Inc.	5,100	103,373
Terasaki Electric Co. Ltd.	3,400	52,434
Toagosei Co. Ltd.	16,500	152,992
TOC Co. Ltd.	99,000	411,901
Tocalo Co. Ltd.	27,500	318,706
Toho Co. Ltd./Kobe	11,700	208,447
Toho Gas Co. Ltd.	86,200	2,163,568
Toho Zinc Co. Ltd.(a)(b)	44,400	148,259
Tokyo Kiraboshi Financial Group Inc.	7,100	219,566
Tokyo Seimitsu Co. Ltd.	8,900	421,373
Tokyo Tekko Co. Ltd.	2,400	91,798
Tokyu REIT Inc.	2,108	2,206,089
Tomoe Engineering Co. Ltd.	4,000	97,895
Tomoku Co. Ltd.	43,000	654,440
Tomy Co. Ltd.	38,100	1,174,096
Topcon Corp.	27,900	522,253
Torii Pharmaceutical Co. Ltd.	27,900	892,743
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Toshiba TEC Corp.	2,700	$59,212
Towa Corp.(b)	5,300	69,891
Toyo Engineering Corp.	60,500	280,627
Toyo Tanso Co. Ltd.	5,200	133,001
TSI Holdings Co. Ltd.	142,800	1,139,392
Tsubakimoto Chain Co.	8,800	108,125
Tsuburaya Fields Holdings Inc.	41,200	493,480
Tsugami Corp.	28,700	306,903
Uchida Yoko Co. Ltd.	17,300	757,945
Ulvac Inc.	16,100	633,185
U-Next Holdings Co. Ltd.	59,600	714,098
United Arrows Ltd.	16,100	273,062
United Super Markets Holdings Inc.(b)	24,000	120,505
Ushio Inc.	19,000	254,742
Visional Inc.(a)	21,500	1,066,544
Vital KSK Holdings Inc.	21,800	166,166
Wacom Co. Ltd.	70,300	302,530
Wakita & Co. Ltd.	12,800	148,760
West Holdings Corp.	7,900	80,222
Yamae Group Holdings Co. Ltd.	4,100	53,253
Yamaguchi Financial Group Inc.	41,400	461,372
Yamaichi Electronics Co. Ltd.	10,000	149,725
Yamazen Corp.	12,500	107,657
Yaoko Co. Ltd.	1,400	81,876
Yodogawa Steel Works Ltd.	9,700	351,238
Yonex Co. Ltd.	42,800	575,833
Yoshinoya Holdings Co. Ltd.	21,700	411,477
Yurtec Corp.	117,700	1,322,030
Yushiro Chemical Industry Co. Ltd.	25,800	349,455
Zacros Corp.	6,200	158,976
ZERIA Pharmaceutical Co. Ltd.	9,600	138,070
		136,243,854
Netherlands — 2.7%
Aalberts NV	9,570	337,792
ABN AMRO Bank NV, CVA(c)	151,305	2,537,857
Allfunds Group PLC	23,760	122,181
Arcadis NV	4,950	282,598
ASR Nederland NV	38,940	1,918,847
BE Semiconductor Industries NV	18,810	2,398,865
Corbion NV	7,366	171,974
CTP NV(c)	51,480	856,622
Eurocommercial Properties NV	10,890	265,789
Flow Traders Ltd., NVS	10,560	265,341
Fugro NV	3,135	50,040
IMCD NV	5,280	826,850
InPost SA(a)	45,870	750,412
Koninklijke BAM Groep NV	156,255	685,975
NSI NV	17,325	393,107
OCI NV	39,105	450,312
PostNL NV	131,340	133,660
Signify NV(c)	67,650	1,460,339
TKH Group NV	6,270	230,838
TomTom NV(a)(b)	67,980	359,008
Van Lanschot Kempen NV	7,425	365,318
		14,863,725
New Zealand — 0.9%
Argosy Property Ltd.(b)	396,660	227,132
Genesis Energy Ltd.(b)	177,045	219,736
Goodman Property Trust	1,641,420	1,930,725
Investore Property Ltd.	84,645	53,483
Kiwi Property Group Ltd.	2,437,380	1,248,651
Security	Shares	Value
New Zealand (continued)
KMD Brands Ltd.(a)	593,837	$135,680
Manawa Energy Ltd.	22,605	72,052
Precinct Properties Group(b)	142,230	98,694
Skellerup Holdings Ltd.	100,650	289,019
SKY Network Television Ltd.	244,695	386,525
SKYCITY Entertainment Group Ltd.	143,220	112,843
Warehouse Group Ltd. (The)(b)	379,830	220,710
		4,995,250
Norway — 1.5%
Aker Solutions ASA	124,575	353,714
Atea ASA	51,480	655,854
Avance Gas Holding Ltd.(c)	8,085	61,756
BW LPG Ltd.(c)	40,425	510,538
BW Offshore Ltd.	45,705	128,409
Cambi ASA	141,735	206,616
Crayon Group Holding ASA(a)(c)	7,260	67,707
DNO ASA	532,620	614,272
Elmera Group ASA(c)	80,190	216,084
Elopak ASA	37,125	135,299
Europris ASA(c)	9,240	67,410
Hoegh Autoliners ASA	30,855	279,918
Kid ASA(c)	40,590	559,432
LINK Mobility Group Holding ASA(a)	113,190	232,813
Norconsult Norge A/S, NVS	138,105	531,375
Norske Skog ASA(a)(b)(c)	45,540	96,562
Odfjell SE, Class B, NVS	13,695	140,354
OKEA ASA(a)(b)	191,895	337,381
Opera Ltd., ADR	26,235	480,625
Petronor E&P ASA	247,665	268,699
Rana Gruber ASA, Class A(b)	108,900	705,140
Reach Subsea ASA	148,005	102,779
Selvaag Bolig ASA	89,100	279,453
SpareBank 1 SMN	31,845	513,461
Veidekke ASA	10,725	136,980
Xplora Technologies AS(a)	115,005	313,781
		7,996,412
Portugal — 0.4%
CTT-Correios de Portugal SA	139,095	848,442
REN - Redes Energeticas Nacionais SGPS SA	275,385	678,501
Semapa-Sociedade de Investimento e Gestao	32,670	508,773
		2,035,716
Singapore — 1.7%
CDL Hospitality Trusts	478,500	303,877
Centurion Corp. Ltd.	676,500	497,793
ComfortDelGro Corp. Ltd.	181,500	188,111
Delfi Ltd.(b)	874,500	482,616
Digital Core REIT Management Pte. Ltd.(b)	700,500	387,582
Food Empire Holdings Ltd.(b)	792,000	574,040
Golden Agri-Resources Ltd.(b)	6,616,500	1,192,820
Hour Glass Ltd. (The)	132,000	152,495
Keppel Infrastructure Trust	874,500	292,787
NetLink NBN Trust	1,600,500	1,012,826
Paragon REIT	528,000	343,793
Parkway Life REIT	577,500	1,641,025
Riverstone Holdings Ltd./Singapore	495,000	370,815
Samudera Shipping Line Ltd.	379,500	230,381
Sasseur REIT(b)	643,500	321,675
Sheng Siong Group Ltd.	181,500	217,380
Wing Tai Holdings Ltd.(b)	742,500	672,020
Yanlord Land Group Ltd.(a)	445,500	186,219
		9,068,255
Schedule of Investments
24

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Spain — 2.7%
Acciona SA	9,900	$1,115,418
Acerinox SA	184,470	1,851,119
Atresmedia Corp. de Medios de Comunicacion SA	88,275	403,465
Banco de Sabadell SA	1,757,085	4,141,755
Bankinter SA	132,330	1,127,462
eDreams ODIGEO SA(a)	23,430	223,132
Energia Innovacion y Desarrollo Fotovoltaico SA(a)(b)	22,770	106,770
Fluidra SA	9,735	249,946
Gestamp Automocion SA(c)	90,915	248,818
Indra Sistemas SA	24,090	461,713
Inmobiliaria Colonial SOCIMI SA	21,285	120,106
Logista Integral SA	9,240	279,186
Merlin Properties SOCIMI SA	81,675	941,245
Metrovacesa SA(b)(c)	43,065	388,678
Neinor Homes SA(c)	17,325	303,024
Pharma Mar SA	2,640	252,541
Prosegur Cia. de Seguridad SA	79,530	149,003
Puig Brands SA, Class B(a)	57,255	1,143,302
Sacyr SA	141,075	461,424
Sacyr SA, NVS	3,441	11,289
Tubacex SA(b)	88,770	314,027
Unicaja Banco SA(c)	167,640	238,536
		14,531,959
Sweden — 3.7%
AcadeMedia AB(c)	12,045	74,305
Alleima AB, NVS	69,795	578,674
Arise AB	51,150	174,222
Arjo AB, Class B	120,285	431,767
Atrium Ljungberg AB, Class B	11,220	198,431
Betsson AB, Class B	127,710	1,745,448
Bilia AB, Class A	94,215	1,104,548
BioGaia AB, Class B	39,075	427,831
Biotage AB	3,630	46,489
Bonava AB, Class B(a)(b)	636,405	520,414
BoneSupport Holding AB(a)(c)	32,505	1,018,870
Bravida Holding AB(c)	16,170	129,038
Bulten AB	32,340	227,504
Byggmax Group AB	18,645	83,238
Careium AB(a)	60,885	155,400
Cheffelo AB	29,865	76,226
Clas Ohlson AB, Class B	79,365	1,693,968
Corem Property Group AB, Class D	14,685	304,619
Diamyd Medical AB, Class B(a)	72,105	112,894
Electrolux Professional AB, Class B	43,560	301,054
Ferronordic AB(a)	26,565	149,742
Haypp Group AB(a)	9,405	56,322
Heba Fastighets AB, Class B	260,040	755,180
HMS Networks AB	2,640	122,096
Investment AB Oresund	57,420	615,202
Inwido AB	43,890	807,515
I-Tech AB	25,740	143,931
JM AB(b)	12,540	186,210
Lindab International AB	18,975	338,864
Loomis AB, Class B	22,605	719,478
Net Insight AB, Class B(a)	683,100	440,499
New Wave Group AB, Class B	82,830	789,314
Nobia AB(a)(b)	1,167,210	427,545
Nyfosa AB	79,530	815,986
Peab AB, Class B	16,500	118,350
Ratos AB, Class B	18,315	57,410
RaySearch Laboratories AB	46,695	993,887
Samhallsbyggnadsbolaget i Norden AB(b)	1,123,650	569,253
Security	Shares	Value
Sweden (continued)
Scandic Hotels Group AB(c)	132,990	$925,260
Scandinavian Enviro Systems AB(a)	484,935	81,557
Serstech AB(a)	713,130	74,607
SkiStar AB	8,085	122,114
Train Alliance AB	79,200	134,288
Truecaller AB, Class B	15,180	90,256
Vitrolife AB	4,107	82,385
Volati AB	13,860	132,752
Wallenstam AB, Class B	12,210	52,708
Wihlborgs Fastigheter AB	80,685	799,447
Zinzino AB, Class B(b)	37,290	376,001
		20,383,099
Switzerland — 6.2%
Accelleron Industries AG, NVS	41,910	2,094,458
Adecco Group AG, Registered	24,420	581,335
Aryzta AG(a)	175,890	347,795
Ascom Holding AG, Registered	16,830	63,846
Avolta AG, Registered	1,485	67,123
Banque Cantonale Vaudoise, Registered	14,850	1,498,590
Belimo Holding AG, Registered	781	569,926
BKW AG	4,950	844,515
Bucher Industries AG, Registered	2,371	953,455
Burckhardt Compression Holding AG	370	279,550
Cembra Money Bank AG	2,970	292,646
Clariant AG, Registered	54,450	612,891
Comet Holding AG, Registered	660	196,925
dormakaba Holding AG	577	414,320
Dottikon Es Holding AG(a)	1,233	296,489
Emmi AG, Registered	165	143,665
Flughafen Zurich AG, Registered	825	198,613
Forbo Holding AG, Registered	349	334,196
Galenica AG(c)	18,150	1,617,465
Georg Fischer AG	7,755	610,753
Helvetia Holding AG, Registered	10,890	1,900,252
Implenia AG, Registered	14,025	535,199
Inficon Holding AG, Registered	872	1,124,002
Interroll Holding AG, Registered	135	316,608
Landis+Gyr Group AG	6,765	462,409
LEM Holding SA, Registered	119	112,761
Logitech International SA, Registered	34,155	3,381,043
Mobimo Holding AG, Registered	548	182,015
PSP Swiss Property AG, Registered	10,230	1,511,196
Schweiter Technologies AG, NVS	165	82,523
SFS Group AG	1,980	248,778
Siegfried Holding AG, Registered	351	394,244
SIG Group AG	45,705	996,756
SKAN Group AG	2,145	185,825
Sulzer AG, Registered	1,650	267,842
Swiss Prime Site AG, Registered	8,085	922,997
Swissquote Group Holding SA, Registered	8,580	3,724,725
Tecan Group AG, Registered	3,465	889,522
Temenos AG, Registered	11,880	1,010,236
VAT Group AG(c)	6,035	2,318,404
Vontobel Holding AG, Registered	9,570	707,160
Zehnder Group AG, Registered	7,260	401,222
		33,694,275
United Kingdom — 13.7%
4imprint Group PLC	11,880	879,317
abrdn PLC	691,350	1,322,256
AG Barr PLC	9,735	73,630
Airtel Africa PLC(c)	319,110	568,179
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
AJ Bell PLC	130,845	$718,589
Ashmore Group PLC	78,540	165,549
B&M European Value Retail SA	180,015	718,692
Baltic Classifieds Group PLC	282,315	1,197,351
Bank of Georgia Group PLC	14,025	826,875
Beazley PLC	82,500	851,838
Bellway PLC	31,020	1,001,322
Big Yellow Group PLC	4,290	50,798
Bloomsbury Publishing PLC	98,010	809,340
Bodycote PLC	7,920	62,419
Bridgepoint Group PLC(c)	156,420	731,355
British Land Co. PLC (The)	467,940	2,176,439
Burberry Group PLC	78,375	1,145,474
Bytes Technology Group PLC	116,160	665,692
Capricorn Energy PLC	154,935	597,319
Carnival PLC(a)	24,090	603,964
Chemring Group PLC	153,450	603,829
Clarkson PLC	2,805	148,320
Computacenter PLC	50,985	1,475,468
ConvaTec Group PLC(c)	371,415	1,132,423
Currys PLC(a)	722,865	842,055
DCC PLC	2,970	204,788
Deliveroo PLC(a)(c)	386,100	628,566
Derwent London PLC	8,085	196,582
DFS Furniture PLC	222,585	370,369
Diploma PLC	23,925	1,339,626
Domino's Pizza Group PLC	462,990	1,724,479
Dowlais Group PLC	640,695	566,846
Drax Group PLC	127,545	984,440
Dunelm Group PLC	50,160	614,470
EKF Diagnostics Holdings PLC(a)(b)	1,049,895	325,441
Evoke PLC(a)	140,250	122,684
FDM Group Holdings PLC	130,020	378,042
Ferrexpo PLC(a)	422,301	577,214
Firstgroup PLC	724,515	1,465,169
Frasers Group PLC(a)	65,505	514,316
Frontier Developments PLC(a)	32,670	89,153
Games Workshop Group PLC	5,940	1,067,708
Genuit Group PLC	19,305	93,710
Genus PLC	8,910	213,341
Grafton Group PLC	48,840	558,932
Grainger PLC	45,045	118,440
Great Portland Estates PLC	68,640	245,533
Greencore Group PLC	92,400	222,489
Greggs PLC	47,850	1,276,764
Halfords Group PLC	353,760	621,096
Hammerson PLC, NVS	151,981	537,434
Hargreaves Lansdown PLC	27,390	373,268
Helical PLC	217,140	485,694
Hill & Smith PLC	28,710	703,606
Hiscox Ltd.	16,830	228,082
Hochschild Mining PLC(a)	139,425	304,256
Howden Joinery Group PLC	84,315	852,217
Hunting PLC	28,545	122,470
IG Group Holdings PLC	73,002	922,349
IMI PLC	6,600	163,299
Immunocore Holdings PLC(a)(b)	6,181	203,231
Inchcape PLC	201,300	1,675,857
Indivior PLC, NVS(a)	48,032	566,745
International Distributions Services PLC	201,465	911,257
International Workplace Group PLC	50,985	108,302
Investec PLC	239,415	1,542,139
Security	Shares	Value
United Kingdom (continued)
Johnson Matthey PLC	17,655	$312,117
Just Group PLC	62,700	128,429
Kainos Group PLC	66,825	677,764
Keller Group PLC	44,385	750,475
Kingfisher PLC	194,040	589,498
Land Securities Group PLC	204,930	1,477,936
Man Group PLC/Jersey	704,932	1,862,984
Marshalls PLC	42,405	137,228
Marston's PLC(a)	145,530	73,216
MONY Group PLC	370,425	891,022
Moonpig Group PLC(a)	26,895	75,648
Morgan Sindall Group PLC	20,460	929,964
N Brown Group PLC(a)	531,795	261,771
Odfjell Technology Ltd.	54,120	215,883
OSB Group PLC	132,825	691,098
Oxford Instruments PLC	19,140	495,424
Pagegroup PLC	65,340	264,124
Paragon Banking Group PLC	173,415	1,727,663
Pets at Home Group PLC	225,390	631,582
Picton Property Income Ltd.	266,970	215,822
Playtech PLC(a)	82,170	748,837
Plus500 Ltd.	26,565	932,143
PureTech Health PLC(a)	68,475	126,452
QinetiQ Group PLC	106,755	490,081
Quilter PLC(c)	287,760	578,362
Renewi PLC	8,580	85,112
Renishaw PLC	2,145	95,878
Renold PLC	162,360	105,486
Revolution Beauty Group PLC(a)	411,345	57,327
Rightmove PLC	170,280	1,401,224
RS Group PLC	121,605	980,811
Safestore Holdings PLC	57,255	434,774
Savills PLC	51,315	679,520
Serco Group PLC	38,610	74,394
Shaftesbury Capital PLC	683,265	1,047,316
Softcat PLC	85,305	1,696,545
Spectris PLC	18,975	709,311
Spire Healthcare Group PLC(c)	97,845	283,884
SSP Group PLC	108,075	243,483
SThree PLC	82,665	259,584
Synthomer PLC(a)	26,070	50,154
TBC Bank Group PLC	16,500	683,309
Telecom Plus PLC	42,240	875,682
TI Fluid Systems PLC(c)	161,535	390,560
Trainline PLC(a)(c)	65,340	286,963
Trustpilot Group PLC(a)(c)	328,350	1,355,713
Tullow Oil PLC(a)(b)	280,665	62,639
UNITE Group PLC (The)	7,590	80,392
Vesuvius PLC	30,855	157,045
Vistry Group PLC(a)	32,835	241,719
Watches of Switzerland Group PLC(a)(c)	11,220	79,382
Weir Group PLC (The)	37,125	1,107,468
WH Smith PLC	13,695	221,934
Wickes Group PLC	481,965	1,100,757
Workspace Group PLC	68,475	397,486
XPS Pensions Group PLC	108,405	466,702
		74,586,974
United States — 0.1%
Gran Tierra Energy Inc., NVS(a)	23,595	134,100
Schedule of Investments
26

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Primo Brands Corp.	14,355	$464,672
		598,772
Total Common Stocks — 98.7% (Cost: $490,529,270)		536,398,270
Preferred Stocks
Germany — 0.5%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	8,085	476,404
Fuchs Petrolub SE, Preference Shares, NVS	17,985	817,472
Jungheinrich AG, Preference Shares, NVS	16,170	417,917
KSB SE & Co. KGaA, Preference Shares, NVS	361	241,179
STO SE & Co. KGaA, Preference Shares, NVS	8,375	993,933
		2,946,905
Italy — 0.1%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	12,045	242,858
Spain — 0.1%
Grifols SA, Class B, Preference Shares, NVS	43,827	300,185
Sweden — 0.0%
Tingsvalvet Fastighets AB, Preference Shares, NVS	1,980	56,072
Total Preferred Stocks — 0.7% (Cost: $3,861,122)		3,546,020
Total Long-Term Investments — 99.4% (Cost: $494,390,392)		539,944,290
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(e)(f)(g)	14,143,368	$14,150,440
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(e)(f)	80,000	80,000
Total Short-Term Securities — 2.6% (Cost: $14,226,307)		14,230,440
Total Investments — 102.0% (Cost: $508,616,699)		554,174,730
Liabilities in Excess of Other Assets — (2.0)%		(10,898,896)
Net Assets — 100.0%		$543,275,834

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$23,189,522	$—	$(9,043,884)(a)	$4,607	$195	$14,150,440	14,143,368	$235,636 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	110,000	—	(30,000)(a)	—	—	80,000	80,000	6,742	—
				$4,607	$195	$14,230,440		$242,378	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	47	03/13/25	$840	$12,447
27
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® International Small-Cap Equity Factor ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Mini S&P/TSE 60 Index	13	03/20/25	$690	$18,188
STOXX Europe 600 Index	62	03/21/25	1,729	57,476
				$88,111
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$88,111	$—	$—	$—	$88,111

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$81,647	$—	$—	$—	$81,647
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$78,303	$—	$—	$—	$78,303
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$3,836,343
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$136,208,731	$400,189,539	$—	$536,398,270
Preferred Stocks	1,767,588	1,778,432	—	3,546,020
Short-Term Securities
Money Market Funds	14,230,440	—	—	14,230,440
	$152,206,759	$401,967,971	$—	$554,174,730
Schedule of Investments
28

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® International Small-Cap Equity Factor ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$18,188	$69,923	$—	$88,111

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
29
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
January 31, 2025
iShares® MSCI EAFE Min Vol Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 2.7%
Brambles Ltd.	1,445,988	$17,670,678
Cochlear Ltd.	21,941	4,318,463
Coles Group Ltd.	791,355	9,538,963
Computershare Ltd.	294,856	6,409,593
CSL Ltd.	124,882	21,559,974
Insurance Australia Group Ltd.	2,581,940	14,642,831
Medibank Pvt Ltd.	9,963,095	24,566,145
Origin Energy Ltd.	1,325,137	8,546,299
QBE Insurance Group Ltd.	515,862	6,658,619
Santos Ltd.	832,088	3,602,903
Telstra Group Ltd.	2,114,865	5,163,211
Transurban Group	1,518,034	12,504,159
Washington H Soul Pattinson & Co. Ltd.	112,827	2,380,604
		137,562,442
Austria — 0.1%
Verbund AG	59,060	4,540,023
Belgium — 2.8%
Anheuser-Busch InBev SA	249,303	12,284,747
Argenx SE(a)	54,673	36,091,678
Groupe Bruxelles Lambert NV	456,326	31,678,128
Lotus Bakeries NV	1,157	12,341,626
UCB SA	240,395	46,769,632
		139,165,811
Denmark — 1.3%
AP Moller - Maersk A/S, Class A	1,635	2,366,082
Carlsberg A/S, Class B	23,581	2,469,900
Danske Bank A/S	140,184	4,185,555
Genmab A/S(a)	28,986	5,697,400
Novo Nordisk A/S, Class B	338,520	28,579,416
Tryg A/S	1,068,523	21,646,722
		64,945,075
Finland — 3.0%
Elisa OYJ	641,958	27,664,288
Kone OYJ, Class B	325,824	16,864,955
Nokia OYJ	1,293,769	6,100,697
Nordea Bank Abp	1,393,703	16,576,776
Orion OYJ, Class B	500,742	27,189,056
Sampo OYJ, Class A	1,344,156	55,487,150
		149,882,922
France — 7.3%
Air Liquide SA	209,806	36,649,294
Carrefour SA	178,683	2,545,766
Danone SA	541,591	37,935,708
Dassault Aviation SA	78,342	17,678,087
EssilorLuxottica SA	44,566	12,231,524
Getlink SE	417,422	6,677,639
Ipsen SA	116,265	14,351,923
La Francaise des Jeux SAEM(b)	259,580	9,863,452
L'Oreal SA	7,142	2,649,912
Orange SA	5,891,589	63,361,120
Sanofi SA	685,272	74,476,758
Sodexo SA	45,083	3,329,961
Thales SA	144,396	23,374,132
TotalEnergies SE	1,093,443	63,345,504
		368,470,780
Germany — 5.8%
Beiersdorf AG	416,200	55,676,730
Deutsche Boerse AG	98,598	24,357,430
Security	Shares	Value
Germany (continued)
Deutsche Telekom AG, Registered	2,180,993	$73,170,047
E.ON SE	1,316,490	15,593,578
Fresenius SE & Co. KGaA(a)	293,727	11,239,615
Hannover Rueck SE	53,057	13,979,925
Henkel AG & Co. KGaA	380,288	29,376,220
Merck KGaA	50,906	7,684,386
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	41,668	22,585,400
SAP SE	114,732	31,617,171
Symrise AG, Class A(c)	55,969	5,730,892
		291,011,394
Hong Kong — 5.9%
BOC Hong Kong Holdings Ltd.	10,757,000	34,968,134
CK Hutchison Holdings Ltd.	3,611,000	18,183,876
CK Infrastructure Holdings Ltd.	3,611,500	24,593,710
CLP Holdings Ltd.	5,967,500	49,617,266
Hang Seng Bank Ltd.	2,368,300	29,676,166
HKT Trust & HKT Ltd., Class SS	21,916,349	26,945,754
Hong Kong & China Gas Co. Ltd.	26,884,799	20,641,860
Hongkong Land Holdings Ltd.	708,200	3,081,675
Jardine Matheson Holdings Ltd.	428,200	17,248,117
MTR Corp. Ltd.	2,963,248	9,289,568
Power Assets Holdings Ltd.	7,912,000	51,187,980
SITC International Holdings Co. Ltd.	1,660,000	3,947,780
WH Group Ltd.(b)	4,385,000	3,420,715
Wharf Holdings Ltd. (The)	847,000	2,065,350
		294,867,951
Ireland — 0.7%
AIB Group PLC	2,750,844	16,175,507
Kerry Group PLC, Class A	196,040	20,131,664
		36,307,171
Israel — 3.1%
Bank Hapoalim BM	2,427,303	31,139,114
Bank Leumi Le-Israel BM	1,390,511	17,402,128
Check Point Software Technologies Ltd.(a)(c)	212,837	46,402,723
Elbit Systems Ltd.	107,623	32,483,322
ICL Group Ltd.	892,770	5,308,078
Isracard Ltd.	1	4
Israel Discount Bank Ltd., Class A	1,600,889	11,704,568
Mizrahi Tefahot Bank Ltd.	214,132	10,192,366
		154,632,303
Italy — 3.3%
Eni SpA	3,634,228	51,164,234
Ferrari NV	111,539	47,854,103
Generali	113,450	3,592,224
Leonardo SpA	93,108	2,908,836
Recordati Industria Chimica e Farmaceutica SpA	421,490	25,611,471
Snam SpA	3,141,080	14,525,779
Terna - Rete Elettrica Nazionale	1,371,468	11,313,127
UniCredit SpA	140,370	6,446,249
		163,416,023
Japan — 25.2%
Aeon Co. Ltd.	562,300	13,622,973
Aisin Corp.	233,100	2,636,735
ANA Holdings Inc.	970,700	18,209,408
Astellas Pharma Inc.	3,464,400	33,583,965
Bandai Namco Holdings Inc.	243,600	6,042,261
Bridgestone Corp.	673,700	24,166,223
Brother Industries Ltd.	240,600	4,239,360
Canon Inc.	1,327,100	42,771,007
Central Japan Railway Co.	1,829,200	33,925,781
Schedule of Investments
30

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Chubu Electric Power Co. Inc.	1,279,700	$13,331,738
Chugai Pharmaceutical Co. Ltd.	330,500	14,249,511
Dai Nippon Printing Co. Ltd.	494,000	7,301,017
Daito Trust Construction Co. Ltd.	122,600	13,136,907
Daiwa House Industry Co. Ltd.	433,400	13,653,723
East Japan Railway Co.	2,540,300	45,225,798
ENEOS Holdings Inc.	1,064,900	5,353,588
Fast Retailing Co. Ltd.	17,000	5,599,071
FUJIFILM Holdings Corp.	240,200	5,291,869
Fujitsu Ltd.	318,000	6,150,043
Hankyu Hanshin Holdings Inc.	211,800	5,389,165
Idemitsu Kosan Co. Ltd.	1,131,700	7,553,148
Inpex Corp.	236,000	2,816,435
ITOCHU Corp.	154,700	7,123,015
Japan Airlines Co. Ltd.	653,000	10,714,227
Japan Post Bank Co. Ltd.	3,442,800	35,612,004
Japan Post Holdings Co. Ltd.	2,704,000	28,240,592
Japan Real Estate Investment Corp.	6,445	4,540,649
Japan Tobacco Inc.	1,425,600	36,318,329
Kansai Electric Power Co. Inc. (The)	423,300	4,670,174
Kao Corp.	997,700	39,561,131
KDDI Corp.	1,810,800	60,328,597
Kirin Holdings Co. Ltd.	1,050,100	13,287,837
Kyowa Kirin Co. Ltd.	766,800	11,426,625
McDonald's Holdings Co. Japan Ltd.(c)	520,100	19,611,750
MEIJI Holdings Co. Ltd.	1,055,500	21,253,596
Mitsubishi UFJ Financial Group Inc.	1,116,300	14,117,166
MonotaRO Co. Ltd.	150,000	2,584,292
MS&AD Insurance Group Holdings Inc.	109,200	2,264,142
NEC Corp.	110,400	10,949,342
Nippon Building Fund Inc.	37,329	29,724,566
Nippon Telegraph & Telephone Corp.	39,332,600	38,720,999
Nissin Foods Holdings Co. Ltd.	447,000	9,994,882
Nitori Holdings Co. Ltd.	70,600	8,267,582
Nomura Research Institute Ltd.	147,200	4,973,479
Obayashi Corp.	482,600	6,481,377
Obic Co. Ltd.	938,700	28,034,517
Ono Pharmaceutical Co. Ltd.	1,239,200	12,891,848
Oracle Corp./Japan	237,900	21,717,845
Oriental Land Co. Ltd./Japan	216,200	4,858,895
Osaka Gas Co. Ltd.	833,300	16,383,281
Otsuka Corp.	1,384,600	31,215,407
Otsuka Holdings Co. Ltd.	1,135,300	59,282,162
Pan Pacific International Holdings Corp.	387,500	10,788,515
Resona Holdings Inc.	309,100	2,294,277
SCSK Corp.	893,100	19,774,190
Secom Co. Ltd.	1,267,100	42,639,347
Sekisui Chemical Co. Ltd.	801,300	13,279,608
SG Holdings Co. Ltd.	1,255,900	11,836,134
Shionogi & Co. Ltd.	1,829,300	26,898,219
SoftBank Corp.	46,309,200	59,565,791
Suntory Beverage & Food Ltd.	519,300	16,130,666
Takeda Pharmaceutical Co. Ltd.	2,062,600	55,483,968
TIS Inc.	909,800	20,116,847
Tokyo Gas Co. Ltd.	498,900	14,113,277
Tokyu Corp.	1,169,300	13,344,416
Unicharm Corp.	421,700	3,293,397
West Japan Railway Co.	1,063,000	19,554,365
Yakult Honsha Co. Ltd.	515,400	9,413,101
Zensho Holdings Co. Ltd.	58,500	3,227,316
ZOZO Inc.	172,500	5,658,422
		1,266,811,890
Security	Shares	Value
Netherlands — 5.0%
Coca-Cola Europacific Partners PLC	101,415	$7,966,148
EXOR NV, NVS	167,978	15,915,632
Heineken Holding NV	133,763	8,065,219
Heineken NV	164,641	11,438,870
JDE Peet's NV	500,185	8,736,237
Koninklijke Ahold Delhaize NV	2,151,972	76,260,715
Koninklijke KPN NV	12,728,750	46,059,261
QIAGEN NV	690,206	30,650,122
Wolters Kluwer NV	241,542	43,879,005
		248,971,209
New Zealand — 0.6%
Auckland International Airport Ltd.	2,421,888	11,804,904
Fisher & Paykel Healthcare Corp. Ltd.	110,259	2,332,763
Infratil Ltd.	1,261,871	7,980,226
Mercury NZ Ltd.	1,108,545	3,941,220
Meridian Energy Ltd.	1,085,999	3,614,732
		29,673,845
Norway — 0.2%
Equinor ASA	213,829	5,149,809
Telenor ASA	231,818	2,834,567
		7,984,376
Portugal — 0.5%
Galp Energia SGPS SA	1,309,888	21,922,499
Jeronimo Martins SGPS SA	196,480	3,882,932
		25,805,431
Singapore — 5.0%
DBS Group Holdings Ltd.	2,035,440	66,623,865
Genting Singapore Ltd.(c)	15,278,900	8,460,418
Oversea-Chinese Banking Corp. Ltd.	3,701,799	47,215,615
Singapore Exchange Ltd.	4,767,100	42,891,826
Singapore Technologies Engineering Ltd.(c)	7,690,800	27,296,415
Singapore Telecommunications Ltd.	6,060,800	14,808,729
United Overseas Bank Ltd.	1,636,600	44,989,546
		252,286,414
Spain — 4.4%
ACS Actividades de Construccion y Servicios SA	83,793	4,266,254
Aena SME SA(b)	88,014	18,954,709
CaixaBank SA	3,212,668	19,447,432
Endesa SA	487,252	10,786,940
Iberdrola SA	3,931,944	55,564,507
Iberdrola SA, NVS	79,046	1,117,043
Industria de Diseno Textil SA	1,115,310	60,539,727
Redeia Corp. SA	2,337,211	39,314,497
Repsol SA	930,192	10,810,590
Telefonica SA	590,082	2,404,168
		223,205,867
Switzerland — 12.5%
Alcon AG	44,363	4,048,294
Baloise Holding AG, Registered	91,168	16,635,501
Banque Cantonale Vaudoise, Registered	171,577	17,314,716
BKW AG	120,546	20,566,234
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	566	6,501,691
Chocoladefabriken Lindt & Spruengli AG, Registered	26	2,942,749
EMS-Chemie Holding AG, Registered	18,542	13,125,795
Galderma Group AG(a)	25,253	3,069,456
Givaudan SA, Registered	4,796	20,995,500
Helvetia Holding AG, Registered	73,602	12,843,195
Holcim AG	118,580	11,884,555
Kuehne + Nagel International AG, Registered	76,925	17,479,885
31
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Nestle SA, Registered	637,826	$54,177,338
Novartis AG, Registered	704,482	73,742,893
Roche Holding AG, Bearer	40,365	13,423,612
Roche Holding AG, NVS	200,266	62,957,963
Sandoz Group AG	92,029	4,406,105
Schindler Holding AG, Registered	124,748	35,083,808
SGS SA	343,403	33,357,632
Swiss Prime Site AG, Registered	373,003	42,582,623
Swiss Re AG	77,959	11,901,790
Swisscom AG, Registered	126,938	71,432,970
Zurich Insurance Group AG	125,267	75,907,358
		626,381,663
United Kingdom — 9.7%
AstraZeneca PLC	246,686	34,628,685
BAE Systems PLC	4,126,242	62,373,200
BP PLC	2,902,004	15,012,914
British American Tobacco PLC	171,589	6,807,954
Bunzl PLC	419,335	17,849,691
Compass Group PLC	1,197,676	41,265,169
GSK PLC	3,007,671	52,392,357
Haleon PLC	4,686,627	21,845,358
HSBC Holdings PLC	280,235	2,926,807
London Stock Exchange Group PLC	76,516	11,386,190
National Grid PLC	1,827,323	22,167,707
Pearson PLC	860,131	14,270,235
Reckitt Benckiser Group PLC	41,639	2,753,535
RELX PLC	989,905	49,155,142
Shell PLC	1,286,861	42,253,732
Tesco PLC	3,919,906	18,040,932
Unilever PLC	1,247,081	71,429,081
		486,558,689
Total Common Stocks — 99.1% (Cost: $4,743,919,715)		4,972,481,279
Security	Shares	Value
Rights
Spain — 0.0%
ACS Actividades de Construccion, (Expires 02/19/25, Strike Price EUR 0.454)(a)	92,019	$45,439
Total Rights — 0.0% (Cost: $43,450)		45,439
Total Long-Term Investments — 99.1% (Cost: $4,743,963,165)		4,972,526,718
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(d)(e)(f)	15,983,349	15,991,340
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(d)(e)	1,860,000	1,860,000
Total Short-Term Securities — 0.4% (Cost: $17,849,308)		17,851,340
Total Investments — 99.5% (Cost: $4,761,812,473)		4,990,378,058
Other Assets Less Liabilities — 0.5%		26,950,914
Net Assets — 100.0%		$5,017,328,972

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,853,775	$—	$(1,862,416)(a)	$104	$(123)	$15,991,340	15,983,349	$31,623 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,450,000	410,000 (a)	—	—	—	1,860,000	1,860,000	28,136	—
				$104	$(123)	$17,851,340		$59,759	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
32

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE Min Vol Factor ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	64	03/13/25	$11,449	$95,388
SPI 200 Index	61	03/20/25	8,065	215,021
Euro STOXX 50 Index	134	03/21/25	7,322	384,753
FTSE 100 Index	58	03/21/25	6,197	197,807
2-Year U.S. Treasury Note	39	03/31/25	8,024	(1,919)
				$891,050
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$892,969	$—	$—	$—	$892,969
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$1,919	$—	$1,919

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,085,814	$—	$(9,654)	$—	$1,076,160
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$425,357	$—	$(79,618)	$—	$345,739
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$50,240,345
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
33
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE Min Vol Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$360,007,819	$4,612,473,460	$—	$4,972,481,279
Rights	45,439	—	—	45,439
Short-Term Securities
Money Market Funds	17,851,340	—	—	17,851,340
	$377,904,598	$4,612,473,460	$—	$4,990,378,058
Derivative Financial Instruments(a)
Assets
Equity Contracts	$215,021	$677,948	$—	$892,969
Liabilities
Interest Rate Contracts	(1,919)	—	—	(1,919)
	$213,102	$677,948	$—	$891,050

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
34

Statements of Assets and Liabilities (unaudited)
January 31, 2025

	iShares Global Equity Factor ETF	iShares International Equity Factor ETF	iShares International Small-Cap Equity Factor ETF	iShares MSCI EAFE Min Vol Factor ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$109,522,897	$1,267,639,116	$539,944,290	$4,972,526,718
Investments, at value—affiliated(c)	577,052	3,385,876	14,230,440	17,851,340
Cash	9,533	8,270	—	6,207
Cash pledged for futures contracts	13,000	—	—	48,000
Foreign currency collateral pledged for futures contracts(d)	—	370,844	183,624	2,037,071
Foreign currency, at value(e)	122,493	2,949,481	1,880,308	9,337,136
Receivables:
Securities lending income—affiliated	424	1,252	27,076	4,647
Capital shares sold	—	—	23,314	—
Dividends—unaffiliated	73,650	658,762	613,280	8,468,692
Dividends—affiliated	625	678	824	2,549
Tax reclaims	46,985	2,539,517	654,633	23,934,019
Variation margin on futures contracts	—	—	—	2,944
Foreign withholding tax claims	6,153	9,268	—	—
Total assets	110,372,812	1,277,563,064	557,557,789	5,034,219,323
LIABILITIES
Bank overdraft	—	—	11,292	—
Collateral on securities loaned, at value	301,647	3,184,136	14,144,709	15,950,240
Payables:
Deferred foreign capital gain tax	62,735	—	—	—
Investment advisory fees	18,284	157,242	102,091	917,322
Professional fees	1,990	13,195	7,956	22,789
Variation margin on futures contracts	1,763	9,284	15,907	—
Total liabilities	386,419	3,363,857	14,281,955	16,890,351
Commitments and contingent liabilities
NET ASSETS	$109,986,393	$1,274,199,207	$543,275,834	$5,017,328,972
NET ASSETS CONSIST OF
Paid-in capital	$86,929,239	$1,299,425,298	$511,896,888	$5,451,487,241
Accumulated earnings (loss)	23,057,154	(25,226,091)	31,378,946	(434,158,269)
NET ASSETS	$109,986,393	$1,274,199,207	$543,275,834	$5,017,328,972
NET ASSET VALUE
Shares outstanding	2,450,000	42,600,000	16,500,000	68,800,000
Net asset value	$44.89	$29.91	$32.93	$72.93
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$82,158,856	$1,112,000,735	$494,390,392	$4,743,963,165
(b) Securities loaned, at value	$298,581	$3,000,823	$12,319,536	$15,443,191
(c) Investments, at cost—affiliated	$533,635	$3,385,333	$14,226,307	$17,849,308
(d) Foreign currency collateral pledged, at cost	$—	$395,923	$183,417	$2,227,513
(e) Foreign currency, at cost	$122,450	$2,932,259	$1,885,167	$9,299,305
See notes to financial statements.
35
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended January 31, 2025

	iShares Global Equity Factor ETF	iShares International Equity Factor ETF	iShares International Small-Cap Equity Factor ETF	iShares MSCI EAFE Min Vol Factor ETF
INVESTMENT INCOME
Dividends—unaffiliated	$957,613	$13,819,996	$7,705,208	$71,114,500
Dividends—affiliated	5,289	10,776	6,742	28,136
Interest—unaffiliated	497	9,116	4,969	59,788
Securities lending income—affiliated—net	17,086	8,479	235,636	31,623
Other income—unaffiliated	—	6,769	1,142	55,260
Foreign taxes withheld	(66,809)	(932,082)	(600,717)	(4,472,940)
Foreign withholding tax claims	6,153	55,149	11,319	2,243,899
Total investment income	919,829	12,978,203	7,364,299	69,060,266
EXPENSES
Investment advisory	111,517	901,826	619,304	6,170,451
Professional	1,999	16,469	10,258	4,328
Commitment costs	273	—	—	—
Interest expense	154	—	322	—
Total expenses	113,943	918,295	629,884	6,174,779
Net investment income	805,886	12,059,908	6,734,415	62,885,487
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	445,956	(10,481,601)	1,474,311	84,878,410
Investments—affiliated	2,573	2,223	4,607	104
Foreign currency transactions	(12,600)	(342,881)	(119,882)	(927,355)
Futures contracts	(2,847)	165,328	81,647	1,076,160
In-kind redemptions—unaffiliated(b)	2,562,169	—	5,964,026	257,211,239
In-kind redemptions—affiliated(b)	2,955	—	—	—
	2,998,206	(10,656,931)	7,404,709	342,238,558
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	3,104,285	7,446,198	(12,778,326)	(366,517,702)
Investments—affiliated	20,014	(34)	195	(123)
Foreign currency translations	(1,361)	(135,250)	(49,336)	(1,364,691)
Futures contracts	3,002	141,514	78,303	345,739
	3,125,940	7,452,428	(12,749,164)	(367,536,777)
Net realized and unrealized gain (loss)	6,124,146	(3,204,503)	(5,344,455)	(25,298,219)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,930,032	$8,855,405	$1,389,960	$37,587,268
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(14,472)	$—	$—	$—
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of reduction in deferred foreign capital gain tax of	$118,551	$—	$—	$—
See notes to financial statements.
Statements of Operations
36

Statements of Changes in Net Assets

	iShares Global Equity Factor ETF		iShares International Equity Factor ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$805,886	$2,517,321	$12,059,908	$33,531,562
Net realized gain (loss)	2,998,206	10,622,966	(10,656,931)	14,197,804
Net change in unrealized appreciation (depreciation)	3,125,940	8,629,743	7,452,428	75,957,392
Net increase in net assets resulting from operations	6,930,032	21,770,030	8,855,405	123,686,758
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,665,306)(b)	(3,117,451)	(17,561,249)(b)	(37,376,442)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(4,757,871)	(34,021,333)	158,567,161	73,266,376
NET ASSETS
Total increase (decrease) in net assets	506,855	(15,368,754)	149,861,317	159,576,692
Beginning of period	109,479,538	124,848,292	1,124,337,890	964,761,198
End of period	$109,986,393	$109,479,538	$1,274,199,207	$1,124,337,890

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
37
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares International Small-Cap Equity Factor ETF		iShares MSCI EAFE Min Vol Factor ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$6,734,415	$17,753,760	$62,885,487	$215,029,007
Net realized gain	7,404,709	4,288,171	342,238,558	196,196,039
Net change in unrealized appreciation (depreciation)	(12,749,164)	21,989,189	(367,536,777)	219,335,784
Net increase in net assets resulting from operations	1,389,960	44,031,120	37,587,268	630,560,830
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(12,745,528)(b)	(21,886,713)	(69,097,520)(b)	(221,241,346)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(2,236,084)	(84,262,141)	(1,582,970,528)	(1,500,405,548)
NET ASSETS
Total decrease in net assets	(13,591,652)	(62,117,734)	(1,614,480,780)	(1,091,086,064)
Beginning of period	556,867,486	618,985,220	6,631,809,752	7,722,895,816
End of period	$543,275,834	$556,867,486	$5,017,328,972	$6,631,809,752

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
38

Financial Highlights
(For a share outstanding throughout each period)

	iShares Global Equity Factor ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of period	$42.93	$36.72	$33.22	$38.13	$29.39	$29.23
Net investment income(a)	0.32 (b)	0.81	0.83	0.81	0.66	0.57
Net realized and unrealized gain (loss)(c)	2.35	6.41	3.52	(4.99)	8.73	0.28
Net increase (decrease) from investment operations	2.67	7.22	4.35	(4.18)	9.39	0.85
Distributions from net investment income(d)	(0.71)(e)	(1.01)	(0.85)	(0.73)	(0.65)	(0.69)
Net asset value, end of period	$44.89	$42.93	$36.72	$33.22	$38.13	$29.39
Total Return(f)
Based on net asset value	6.24%(b)(g)	19.96%	13.34%	(11.08)%	32.16%	2.90%
Ratios to Average Net Assets(h)
Total expenses	0.20%(i)	0.20%	0.26%	0.35%	0.35%	0.35%
Net investment income	1.45%(b)(i)	2.11%	2.50%	2.24%	1.92%	2.00%
Supplemental Data
Net assets, end of period (000)	$109,986	$109,480	$124,848	$119,592	$133,463	$114,623
Portfolio turnover rate(j)	12%	24%	112%	51%	48%	43%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31,2025:
• Net investment income per share by $0.00.
• Total return by 0.01%.
• Ratio of net investment income to average net assets by 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
39
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares International Equity Factor ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of period	$30.14	$27.64	$24.62	$30.13	$23.89	$25.68
Net investment income(a)	0.30	0.94 (b)	0.90 (b)	0.98	0.79	0.60
Net realized and unrealized gain (loss)(c)	(0.10)	2.60	2.83	(5.09)	6.35	(1.61)
Net increase (decrease) from investment operations	0.20	3.54	3.73	(4.11)	7.14	(1.01)
Distributions from net investment income(d)	(0.43)(e)	(1.04)	(0.71)	(1.40)	(0.90)	(0.78)
Net asset value, end of period	$29.91	$30.14	$27.64	$24.62	$30.13	$23.89
Total Return(f)
Based on net asset value	0.68%(g)	13.08%(b)	15.37%(b)	(13.97)%	29.97%	(4.03)%
Ratios to Average Net Assets(h)
Total expenses	0.15%(i)	0.16%	0.15%	0.25%	0.30%	0.30%
Total expenses excluding professional fees for foreign withholding tax claims	0.15%(i)	0.15%	0.15%	0.25%	N/A	N/A
Net investment income	2.01%(i)	3.35%(b)	3.57%(b)	3.54%	2.89%	2.44%
Supplemental Data
Net assets, end of period (000)	$1,274,199	$1,124,338	$964,761	$824,747	$897,810	$910,213
Portfolio turnover rate(j)	10%	22%	23%	113%	45%	40%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2024 and
July 31, 2023 respectively:
•  Net investment income per share by $0.02 and $0.01.
•  Total return by 0.08% and 0.03%.
•  Ratio of net investment income to average net assets by 0.08% and 0.03%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
40

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares International Small-Cap Equity Factor ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of period	$33.75	$32.07	$30.90	$37.47	$28.44	$28.88
Net investment income(a)	0.42	1.02	1.15	1.08	0.78	0.68
Net realized and unrealized gain (loss)(b)	(0.42)	1.96	0.87	(6.15)	9.15	(0.32)
Net increase (decrease) from investment operations	—	2.98	2.02	(5.07)	9.93	0.36
Distributions from net investment income(c)	(0.82)(d)	(1.30)	(0.85)	(1.50)	(0.90)	(0.80)
Net asset value, end of period	$32.93	$33.75	$32.07	$30.90	$37.47	$28.44
Total Return(e)
Based on net asset value	0.02%(f)	9.57%(g)	6.73%	(13.81)%	35.22%	1.16%
Ratios to Average Net Assets(h)
Total expenses	0.23%(i)	0.23%	0.28%	0.40%	0.40%	0.40%
Net investment income	2.50%(i)	3.23%	3.79%	3.16%	2.31%	2.44%
Supplemental Data
Net assets, end of period (000)	$543,276	$556,867	$618,985	$225,589	$194,819	$122,273
Portfolio turnover rate(j)	16%	26%	120%	52%	47%	47%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
41
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI EAFE Min Vol Factor ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of period	$73.36	$68.83	$65.71	$77.27	$66.79	$71.90
Net investment income(a)	0.76 (b)	2.08 (b)	2.00 (b)	1.72 (b)	1.79	1.86
Net realized and unrealized gain (loss)(c)	(0.33)	4.70	2.93	(11.54)	9.96	(4.26)
Net increase (decrease) from investment operations	0.43	6.78	4.93	(9.82)	11.75	(2.40)
Distributions from net investment income(d)	(0.86)(e)	(2.25)	(1.81)	(1.74)	(1.27)	(2.71)
Net asset value, end of period	$72.93	$73.36	$68.83	$65.71	$77.27	$66.79
Total Return(f)
Based on net asset value	0.61%(b)(g)	10.09%(b)	7.62%(b)	(12.76)%(b)	17.61%	(3.51)%
Ratios to Average Net Assets(h)
Total expenses	0.20%(i)	0.20%	0.33%	0.32%	0.32%	0.32%
Total expenses after fees waived	0.20%(i)	0.20%	0.20%	0.20%	0.20%	0.20%
Total expenses excluding professional fees for foreign withholding tax claims	0.20%(i)	0.20%	0.31%	0.32%	0.32%	N/A
Net investment income	2.04%(b)(i)	3.03%(b)	3.08%(b)	2.36%(b)	2.48%	2.65%
Supplemental Data
Net assets, end of period (000)	$5,017,329	$6,631,810	$7,722,896	$5,933,975	$8,631,346	$10,559,196
Portfolio turnover rate(j)	11%	23%	25%	23%	25%	23%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31,2025 and for the years ended July 31, 2024, July 31, 2023 and July 31, 2022 respectively:
• Net investment income per share by $0.03, $0.01, $0.09 and $0.01.
• Total return by 0.05%, 0.03%, 0.13% and 0.02%.
• Ratio of net investment income to average net assets by 0.07%, 0.02%, 0.13% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
42

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Global Equity Factor	Diversified
International Equity Factor	Diversified
International Small-Cap Equity Factor	Diversified
MSCI EAFE Min Vol Factor	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
43
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Notes to Financial Statements
44

Notes to Financial Statements (unaudited) (continued)
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Global Equity Factor
BofA Securities, Inc.	$133,646	$(133,646)	$—	$—
Citigroup Global Markets, Inc.	123,988	(121,695)	—	2,293(b)
Jefferies LLC	40,947	(40,947)	—	—
	$298,581	$(296,288)	$—	$2,293
International Equity Factor
Goldman Sachs & Co. LLC	$2,625,566	$(2,625,566)	$—	$—
State Street Bank & Trust Co.	63,176	(63,176)	—	—
UBS AG	312,081	(312,081)	—	—
	$3,000,823	$(3,000,823)	$—	$—
45
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
International Small-Cap Equity Factor
BNP Paribas SA	$546,695	$(546,695)	$—	$—
BofA Securities, Inc.	1,158,286	(1,158,286)	—	—
Citigroup Global Markets, Inc.	7,438	(7,438)	—	—
Goldman Sachs & Co. LLC	5,542,022	(5,542,022)	—	—
HSBC Bank PLC	278,704	(278,704)	—	—
J.P. Morgan Securities LLC	2,017,957	(2,017,957)	—	—
Jefferies LLC	536,229	(536,229)	—	—
Macquarie Bank Ltd.	3,324	(3,324)	—	—
Scotia Capital (USA), Inc.	667,080	(667,080)	—	—
SG Americas Securities LLC	9,967	(9,967)	—	—
State Street Bank & Trust Co.	482,112	(482,112)	—	—
UBS AG	847,600	(847,600)	—	—
Wells Fargo Securities LLC	222,122	(221,090)	—	1,032(b)
	$12,319,536	$(12,318,504)	$—	$1,032
MSCI EAFE Min Vol Factor
BofA Securities, Inc.	$819,255	$(819,255)	$—	$—
Cowen and Company LLC	153,591	(153,591)	—	—
Goldman Sachs & Co. LLC	7,805,116	(7,805,116)	—	—
Morgan Stanley	3,321,145	(3,321,145)	—	—
State Street Bank & Trust Co.	2,581,014	(2,581,014)	—	—
Virtu Americas LLC	763,070	(763,070)	—	—
	$15,443,191	$(15,443,191)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of January 31, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
Notes to Financial Statements
46

Notes to Financial Statements (unaudited) (continued)
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Global Equity Factor	0.20%
International Equity Factor	0.15
International Small-Cap Equity Factor	0.23
MSCI EAFE Min Vol Factor	0.20
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses. For the iShares Global Equity Factor ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2025 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.
For six months ended January 31, 2025, there were no fees waived by BFA pursuant to this arrangement.
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Global Equity Factor	$3,852
International Equity Factor	2,742
International Small-Cap Equity Factor	55,178
MSCI EAFE Min Vol Factor	10,801
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
47
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended January 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Global Equity Factor	$3,745,262	$3,380,830	$98,268
International Equity Factor	20,148,083	12,923,699	(387,720)
International Small-Cap Equity Factor	1,264,329	2,042,485	678,760
MSCI EAFE Min Vol Factor	215,648,418	172,684,468	31,829,941
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended January 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Global Equity Factor	$13,278,391	$14,560,898
International Equity Factor	130,268,000	121,302,017
International Small-Cap Equity Factor	84,696,429	88,682,878
MSCI EAFE Min Vol Factor	681,113,741	700,746,704
For the six months ended January 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Global Equity Factor	$3,666,805	$7,925,892
International Equity Factor	143,106,697	—
International Small-Cap Equity Factor	25,729,761	29,962,235
MSCI EAFE Min Vol Factor	—	1,567,591,179
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of July 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
Global Equity Factor	$(6,528,018)
International Equity Factor	(162,940,407)
International Small-Cap Equity Factor	(13,329,180)
MSCI EAFE Min Vol Factor	(984,937,639)
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
Notes to Financial Statements
48

Notes to Financial Statements (unaudited) (continued)
As of January 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Equity Factor	$83,689,849	$30,495,800	$(4,078,535)	$26,417,265
International Equity Factor	1,126,147,665	215,513,872	(70,439,334)	145,074,538
International Small-Cap Equity Factor	517,579,246	85,361,759	(48,678,164)	36,683,595
MSCI EAFE Min Vol Factor	4,792,618,995	670,619,077	(471,968,964)	198,650,113
9. LINE OF CREDIT
The iShares Global Equity Factor ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
For the six months ended January 31, 2025, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:
iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
Global Equity Factor	$70,000	$1,522	5.40%
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
49
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
Notes to Financial Statements
50

Notes to Financial Statements (unaudited) (continued)
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 01/31/25		Year Ended 07/31/24
iShares ETF	Shares	Amount	Shares	Amount
Global Equity Factor
Shares sold	100,000	$4,340,490	100,000	$3,800,080
Shares redeemed	(200,000)	(9,098,361)	(950,000)	(37,821,413)
	(100,000)	$(4,757,871)	(850,000)	$(34,021,333)
International Equity Factor
Shares sold	5,300,000	$158,567,161	5,900,000	$168,042,398
Shares redeemed	—	—	(3,500,000)	(94,776,022)
	5,300,000	$158,567,161	2,400,000	$73,266,376
International Small-Cap Equity Factor
Shares sold	900,000	$28,898,357	200,000	$6,277,815
Shares redeemed	(900,000)	(31,134,441)	(3,000,000)	(90,539,956)
	—	$(2,236,084)	(2,800,000)	$(84,262,141)
MSCI EAFE Min Vol Factor
Shares sold	—	$58,810	—	$—
Shares redeemed	(21,600,000)	(1,583,029,338)	(21,800,000)	(1,500,405,548)
	(21,600,000)	$(1,582,970,528)	(21,800,000)	$(1,500,405,548)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
iShares Global Equity Factor ETF and iShares International Equity Factor ETF have filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities.  Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Based upon the Funds' evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries' tax claim receivables and related liabilities are disclosed in the Statements of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Funds, as of January 31, 2025, are $6,153 or $0.00 per share and $9,268 or $0.00 per share, respectively.
51
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.  Assuming there are sufficient foreign taxes paid which each of the iShares International Equity Factor ETF, iShares International Small-Cap Equity Factor ETF and iShares MSCI EAFE Min Vol Factor ETF is able to pass through to its shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
52

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
53
2025 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
Glossary of Terms Used in this Report
54

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc. or STOXX Ltd., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

January 31, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares MSCI EAFE Growth ETF | EFG | Cboe BZX Exchange
• iShares MSCI EAFE Value ETF | EFV | Cboe BZX Exchange

2

Schedule of Investments (unaudited)
January 31, 2025
iShares® MSCI EAFE Growth ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.6%
Aristocrat Leisure Ltd.	1,091,690	$50,763,143
ASX Ltd.	187,006	7,332,404
Brambles Ltd.	2,676,154	32,703,906
CAR Group Ltd.	724,959	18,065,540
Cochlear Ltd.	125,880	24,775,903
Coles Group Ltd.	908,385	10,949,638
Commonwealth Bank of Australia	3,213,848	317,149,567
Computershare Ltd.	1,018,779	22,146,264
CSL Ltd.	930,674	160,674,136
Goodman Group	2,148,269	47,906,731
James Hardie Industries PLC(a)(b)	825,026	27,730,001
Lottery Corp. Ltd. (The)	4,264,628	13,258,000
Macquarie Group Ltd.	696,276	103,001,873
Mineral Resources Ltd.	340,669	7,267,655
Northern Star Resources Ltd.	2,207,850	23,367,267
Origin Energy Ltd.	1,653,040	10,661,067
Pro Medicus Ltd.	110,137	18,848,387
Qantas Airways Ltd.(a)	1,472,140	8,530,848
QBE Insurance Group Ltd.	1,020,146	13,167,792
Ramsay Health Care Ltd.	352,850	7,329,976
REA Group Ltd.	101,901	15,629,392
Reece Ltd.	435,162	6,375,129
SEEK Ltd.	448,259	6,302,408
SGH Ltd.	391,646	11,554,798
Sonic Healthcare Ltd.	879,953	15,458,787
South32 Ltd.	5,650,794	11,603,047
Transurban Group	5,935,173	48,888,463
Treasury Wine Estates Ltd.	1,555,923	10,321,975
Wesfarmers Ltd.	2,179,666	102,671,796
WiseTech Global Ltd.	353,373	26,751,289
Woolworths Group Ltd.	824,940	15,510,114
Xero Ltd.(a)	276,665	31,140,042
		1,227,837,338
Austria — 0.1%
Verbund AG	130,625	10,041,322
Belgium — 1.1%
Anheuser-Busch InBev SA	862,821	42,516,687
Argenx SE(a)	114,153	75,356,635
D'ieteren Group	41,252	6,919,490
Elia Group SA	28,957	1,954,050
Lotus Bakeries NV	780	8,320,198
UCB SA	242,896	47,256,209
		182,323,269
Denmark — 4.9%
Carlsberg A/S, Class B	118,905	12,454,240
Coloplast A/S, Class B	242,384	27,914,768
Demant A/S(a)	170,405	6,841,534
DSV A/S	392,995	78,290,178
Genmab A/S(a)	121,234	23,829,386
Novo Nordisk A/S, Class B	6,184,691	522,140,083
Novonesis (Novozymes) B, Class B	677,015	38,815,321
Orsted A/S(a)(c)	323,352	12,468,626
Pandora A/S	157,551	30,142,378
Rockwool A/S, Class B	17,910	6,342,202
Vestas Wind Systems A/S(a)	1,260,180	17,333,311
Zealand Pharma A/S(a)	79,976	8,126,868
		784,698,895
Finland — 0.3%
Kone OYJ, Class B	227,000	11,749,732
Security	Shares	Value
Finland (continued)
Metso OYJ	1,199,857	$11,909,445
Orion OYJ, Class B	72,377	3,929,893
Wartsila OYJ Abp	968,112	18,287,820
		45,876,890
France — 12.3%
Accor SA	374,768	19,266,712
Air Liquide SA	1,110,279	193,945,558
Airbus SE	1,141,184	197,392,219
Alstom SA(a)	660,371	13,070,647
BioMerieux	79,655	9,667,738
Bureau Veritas SA	609,499	19,047,846
Capgemini SE	298,463	54,235,599
Dassault Aviation SA	18,974	4,281,535
Dassault Systemes SE	1,277,767	49,886,349
Edenred SE	477,612	16,477,720
EssilorLuxottica SA	371,173	101,871,640
Eurofins Scientific SE	260,613	13,981,934
Euronext NV(c)	53,192	6,178,096
Getlink SE	204,255	3,267,535
Hermes International SCA	60,820	171,065,927
La Francaise des Jeux SAEM(c)	194,520	7,391,320
Legrand SA	327,843	33,424,522
L'Oreal SA	461,318	171,163,825
LVMH Moet Hennessy Louis Vuitton SE	528,243	386,359,217
Safran SA	697,654	172,945,823
Sartorius Stedim Biotech	55,994	12,911,032
Schneider Electric SE	1,050,133	266,339,610
STMicroelectronics NV	1,313,800	29,351,539
Thales SA	178,033	28,819,128
		1,982,343,071
Germany — 8.6%
adidas AG	311,185	82,047,001
Bechtle AG	103,065	3,459,256
Beiersdorf AG	190,572	25,493,575
Brenntag SE	248,782	15,653,354
Carl Zeiss Meditec AG, Bearer	77,661	4,731,040
Commerzbank AG	633,042	12,223,440
Covestro AG, NVS(a)	223,162	13,728,444
CTS Eventim AG & Co. KGaA	119,706	11,672,694
Delivery Hero SE, Class A(a)(c)	358,607	9,267,885
Deutsche Bank AG, Registered	1,275,204	24,959,356
Deutsche Boerse AG	361,603	89,329,597
GEA Group AG	295,902	15,616,852
Hannover Rueck SE	115,920	30,543,621
Infineon Technologies AG	2,516,466	82,737,624
Knorr-Bremse AG	138,995	10,986,103
Merck KGaA	248,346	37,488,441
MTU Aero Engines AG	67,155	22,941,021
Nemetschek SE	110,701	13,226,674
Puma SE	202,642	6,358,948
Rational AG	9,776	8,687,222
Rheinmetall AG	83,674	65,419,191
SAP SE	2,005,960	552,790,683
Scout24 SE(c)	143,773	13,980,758
Siemens AG, Registered	510,905	109,525,801
Siemens Energy AG(a)	797,507	47,449,505
Siemens Healthineers AG(c)	541,953	30,759,171
Symrise AG, Class A	255,087	26,119,387
Zalando SE(a)(c)	429,786	16,017,237
		1,383,213,881
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong — 1.9%
AIA Group Ltd.	13,657,800	$96,016,299
CK Infrastructure Holdings Ltd.	1,213,500	8,263,732
Futu Holdings Ltd., ADR	108,471	10,483,722
Galaxy Entertainment Group Ltd.	4,216,000	18,346,212
Hong Kong & China Gas Co. Ltd.	21,565,000	16,557,375
Hong Kong Exchanges & Clearing Ltd.	2,289,600	89,614,156
MTR Corp. Ltd.	2,970,000	9,310,735
Sands China Ltd.(a)	4,652,000	11,183,462
SITC International Holdings Co. Ltd.	2,588,000	6,154,732
Techtronic Industries Co. Ltd.	2,639,500	35,498,861
Wharf Holdings Ltd. (The)	725,000	1,767,861
		303,197,147
Ireland — 0.3%
Kerry Group PLC, Class A	294,712	30,264,451
Kingspan Group PLC	297,758	20,655,973
		50,920,424
Israel — 0.9%
Check Point Software Technologies Ltd.(a)	168,968	36,838,403
CyberArk Software Ltd.(a)	82,913	30,759,065
Elbit Systems Ltd.	33,367	10,070,998
Global-e Online Ltd.(a)	192,158	11,508,343
Monday.com Ltd.(a)	72,163	18,434,760
Nice Ltd.(a)	120,872	20,204,187
Wix.com Ltd.(a)	101,634	24,279,346
		152,095,102
Italy — 1.4%
Amplifon SpA	239,626	6,403,727
Davide Campari-Milano NV	1,182,190	6,820,190
DiaSorin SpA	43,281	4,635,722
Ferrari NV	242,347	103,975,275
Infrastrutture Wireless Italiane SpA(c)	647,216	6,728,875
Leonardo SpA	778,128	24,309,905
Moncler SpA	448,734	28,406,145
Prysmian SpA	539,846	37,551,178
Recordati Industria Chimica e Farmaceutica SpA	200,606	12,189,648
		231,020,665
Japan — 21.8%
Advantest Corp.	1,472,200	81,393,787
Aeon Co. Ltd.	1,257,000	30,453,632
Ajinomoto Co. Inc.	897,400	35,974,386
ANA Holdings Inc.	305,000	5,721,510
Asahi Group Holdings Ltd.	2,777,500	30,084,035
Asics Corp.	1,314,200	29,293,684
Bandai Namco Holdings Inc.	400,900	9,943,935
Canon Inc.	1,780,100	57,370,710
Capcom Co. Ltd.	663,900	15,158,285
Chugai Pharmaceutical Co. Ltd.	1,290,400	55,635,610
Daifuku Co. Ltd.	621,900	12,764,096
Daiichi Sankyo Co. Ltd.	3,369,400	93,940,231
Daikin Industries Ltd.	506,900	59,541,064
Denso Corp.	2,372,000	32,824,904
Dentsu Group Inc.	382,300	8,856,734
Disco Corp.	179,200	51,864,635
FANUC Corp.	1,810,300	53,932,143
Fast Retailing Co. Ltd.	365,900	120,511,770
Fuji Electric Co. Ltd.	259,200	12,349,566
FUJIFILM Holdings Corp.	747,200	16,461,635
Fujikura Ltd.	483,100	19,443,931
Fujitsu Ltd.	3,175,900	61,421,135
Hikari Tsushin Inc.	34,200	7,812,246
Hitachi Ltd.	8,904,700	223,867,878
Security	Shares	Value
Japan (continued)
Hoshizaki Corp.	135,700	$5,022,415
Hoya Corp.	668,900	89,823,803
Idemitsu Kosan Co. Ltd.	604,900	4,037,200
ITOCHU Corp.	2,284,700	105,196,844
Japan Exchange Group Inc.	1,234,600	13,045,019
Kansai Electric Power Co. Inc. (The)	618,100	6,819,358
Kao Corp.	314,400	12,466,693
Keyence Corp.	373,648	160,933,454
Kikkoman Corp.	1,297,500	13,579,947
Kobe Bussan Co. Ltd.	289,300	6,574,208
Kokusai Electric Corp., NVS	295,100	4,557,016
Konami Group Corp.	192,800	17,747,829
Lasertec Corp.	154,100	16,026,931
M3 Inc.	848,700	7,702,830
Makita Corp.	456,800	13,508,703
McDonald's Holdings Co. Japan Ltd.	162,900	6,142,576
Minebea Mitsumi Inc.	697,400	11,192,356
Mitsubishi Heavy Industries Ltd.	6,135,400	89,793,075
MonotaRO Co. Ltd.	478,300	8,240,445
MS&AD Insurance Group Holdings Inc.	1,594,300	33,056,052
Murata Manufacturing Co. Ltd.	1,142,200	17,944,868
NEC Corp.	298,500	29,604,877
Nexon Co. Ltd.	648,300	8,422,035
Nidec Corp.	1,588,600	27,437,559
Nippon Paint Holdings Co. Ltd.	1,819,000	11,462,059
Nippon Sanso Holdings Corp.	332,800	9,425,074
Nissin Foods Holdings Co. Ltd.	385,200	8,613,040
Nitori Holdings Co. Ltd.	153,900	18,022,392
Nitto Denko Corp.	1,357,600	24,082,720
Nomura Research Institute Ltd.	725,670	24,518,371
NTT Data Group Corp.	1,214,200	23,563,487
Obic Co. Ltd.	623,300	18,615,015
Olympus Corp.	803,400	12,192,395
Omron Corp.	333,700	11,008,637
Oracle Corp./Japan	74,800	6,828,477
Oriental Land Co. Ltd./Japan	2,090,900	46,991,043
Otsuka Corp.	222,000	5,004,926
Otsuka Holdings Co. Ltd.	857,400	44,771,008
Pan Pacific International Holdings Corp.	731,600	20,368,716
Rakuten Group Inc.(a)	1,869,900	11,741,393
Recruit Holdings Co. Ltd.	2,695,800	188,145,725
SCREEN Holdings Co. Ltd.	156,500	10,905,285
SCSK Corp.	150,900	3,341,087
Seven & i Holdings Co. Ltd.	4,252,700	67,889,058
Shimadzu Corp.	456,700	13,248,392
Shimano Inc.	146,000	20,487,554
Shin-Etsu Chemical Co. Ltd.	3,459,700	107,258,350
Shiseido Co. Ltd.	498,300	8,368,151
SMC Corp.	110,000	41,622,486
SoftBank Group Corp.	1,836,600	112,274,415
Sompo Holdings Inc.	857,000	23,898,346
Sony Group Corp.	11,987,600	264,558,454
Suntory Beverage & Food Ltd.	265,400	8,243,941
Suzuki Motor Corp.	1,049,100	12,553,731
Sysmex Corp.	967,900	18,501,758
Takeda Pharmaceutical Co. Ltd.	1,069,700	28,774,945
TDK Corp.	3,734,400	45,138,817
Terumo Corp.	2,576,600	48,372,846
TIS Inc.	265,400	5,868,335
Toho Co. Ltd./Tokyo	75,700	3,411,568
Tokio Marine Holdings Inc.	3,609,200	119,043,486
Tokyo Electron Ltd.	860,800	145,203,070
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
TOTO Ltd.	94,100	$2,300,109
Trend Micro Inc./Japan(a)	243,600	14,430,923
Unicharm Corp.	2,148,900	16,782,503
Yakult Honsha Co. Ltd.	170,800	3,119,437
Yaskawa Electric Corp.	435,500	12,643,989
Yokogawa Electric Corp.	435,900	9,568,488
Zensho Holdings Co. Ltd.	184,500	10,178,459
ZOZO Inc.	259,300	8,505,675
		3,507,345,771
Netherlands — 6.4%
Adyen NV(a)(c)	41,780	67,437,813
Akzo Nobel NV	329,985	18,742,496
ASM International NV	87,480	50,754,449
ASML Holding NV	767,318	567,633,532
BE Semiconductor Industries NV	148,096	18,886,888
CVC Capital Partners PLC(a)(c)	410,300	9,714,973
Heineken Holding NV	247,284	14,909,950
Heineken NV	558,284	38,788,262
IMCD NV	109,964	17,220,399
InPost SA(a)	432,633	7,077,672
Koninklijke Philips NV(a)	998,750	27,527,806
Prosus NV	1,315,211	50,237,809
QIAGEN NV	417,103	18,522,375
Universal Music Group NV	1,598,849	44,595,462
Wolters Kluwer NV	458,576	83,305,837
		1,035,355,723
New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	1,127,508	23,854,827
Infratil Ltd.	877,960	5,552,326
Mercury NZ Ltd.	469,355	1,668,702
		31,075,855
Norway — 0.5%
Gjensidige Forsikring ASA	387,771	7,955,015
Kongsberg Gruppen ASA	169,319	20,098,675
Mowi ASA	894,940	17,972,016
Norsk Hydro ASA	2,704,328	15,950,004
Salmar ASA	44,785	2,372,057
Yara International ASA	317,888	9,520,884
		73,868,651
Portugal — 0.2%
EDP Renovaveis SA	604,845	5,658,898
Galp Energia SGPS SA	889,679	14,889,813
Jeronimo Martins SGPS SA	548,780	10,845,252
		31,393,963
Singapore — 1.6%
DBS Group Holdings Ltd.	2,487,040	81,405,601
Grab Holdings Ltd., Class A(a)	4,078,498	18,679,521
Sea Ltd., ADR(a)	711,936	86,706,686
Sembcorp Industries Ltd.	1,713,100	7,007,395
Singapore Airlines Ltd.(b)	995,300	4,642,968
Singapore Exchange Ltd.	1,522,472	13,698,392
Singapore Technologies Engineering Ltd.(b)	1,961,200	6,960,749
Singapore Telecommunications Ltd.	14,172,800	34,629,281
Yangzijiang Shipbuilding Holdings Ltd.	4,929,200	11,038,836
		264,769,429
Spain — 1.8%
Aena SME SA(c)	144,123	31,038,352
Amadeus IT Group SA	865,409	63,328,510
Cellnex Telecom SA(c)	1,018,133	34,100,533
Ferrovial SE	915,430	39,073,571
Security	Shares	Value
Spain (continued)
Grifols SA(a)	536,595	$4,590,910
Industria de Diseno Textil SA	2,096,978	113,825,283
		285,957,159
Sweden — 4.8%
AddTech AB, Class B	499,983	14,593,583
Alfa Laval AB	555,626	24,767,923
Assa Abloy AB, Class B	1,925,431	58,988,093
Atlas Copco AB, Class A	5,159,333	86,190,559
Atlas Copco AB, Class B	2,998,867	44,582,953
Beijer Ref AB, Class B	740,350	10,985,945
Epiroc AB, Class A	1,259,994	24,010,955
Epiroc AB, Class B	747,303	12,475,775
EQT AB	715,294	23,354,734
Essity AB, Class B	1,164,407	29,489,499
Evolution AB(c)	325,994	25,010,132
H & M Hennes & Mauritz AB, Class B	1,098,903	14,640,468
Hexagon AB, Class B	3,964,587	45,900,906
Indutrade AB	527,226	14,514,104
Investment AB Latour, Class B	284,816	7,446,702
Investor AB, Class B	3,324,496	94,669,060
Lifco AB, Class B	450,449	14,771,078
Nibe Industrier AB, Class B(b)	2,904,068	11,635,057
Saab AB, Class B	618,070	13,360,587
Sagax AB, Class B	213,312	4,694,636
Sandvik AB	722,505	14,907,444
Spotify Technology SA(a)	294,181	161,372,987
Swedish Orphan Biovitrum AB(a)	377,891	11,444,633
Trelleborg AB, Class B	412,252	15,522,203
		779,330,016
Switzerland — 10.2%
ABB Ltd., Registered	3,037,047	165,374,444
Alcon AG	959,786	87,584,153
Avolta AG, Registered	175,871	7,949,479
Bachem Holding AG	65,075	4,143,165
Barry Callebaut AG, Registered	6,837	7,515,733
BKW AG	40,556	6,919,219
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1,868	21,457,877
Chocoladefabriken Lindt & Spruengli AG, Registered	208	23,541,995
Cie Financiere Richemont SA, Class A, Registered	1,032,466	199,594,808
EMS-Chemie Holding AG, Registered	8,740	6,187,005
Galderma Group AG(a)	160,014	19,449,409
Geberit AG, Registered	41,686	23,251,132
Givaudan SA, Registered	17,731	77,621,188
Julius Baer Group Ltd.	197,613	13,885,142
Logitech International SA, Registered	292,171	28,922,344
Lonza Group AG, Registered	138,726	87,965,063
Nestle SA, Registered	1,760,941	149,575,427
Novartis AG, Registered	1,892,427	198,093,126
Partners Group Holding AG	43,964	66,787,879
Roche Holding AG, Bearer	61,538	20,464,814
Schindler Holding AG, Participation Certificates, NVS	51,161	14,783,375
Schindler Holding AG, Registered	22,518	6,332,904
SGS SA	145,424	14,126,261
SIG Group AG	295,000	6,433,500
Sika AG, Registered	292,847	74,372,555
Sonova Holding AG, Registered	96,789	33,768,059
Straumann Holding AG	214,538	30,424,845
Temenos AG, Registered	54,509	4,635,264
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
UBS Group AG, Registered	6,307,589	$222,402,624
VAT Group AG(c)	51,866	19,924,825
		1,643,487,614
United Kingdom — 12.6%
Admiral Group PLC	251,701	8,409,453
Antofagasta PLC	754,889	16,006,979
Ashtead Group PLC	841,046	54,812,564
AstraZeneca PLC	2,978,101	418,052,594
Auto Trader Group PLC(c)	1,719,012	16,742,926
BAE Systems PLC	5,803,468	87,726,525
Bunzl PLC	420,559	17,901,793
Coca-Cola HBC AG, Class DI	209,188	7,261,826
Compass Group PLC	3,258,585	112,272,485
Croda International PLC	90,852	3,742,114
Diageo PLC	2,778,346	82,768,076
Endeavour Mining PLC	229,829	4,675,722
Experian PLC	1,764,608	86,923,924
GSK PLC	7,959,970	138,659,310
Haleon PLC	16,528,672	77,043,630
Halma PLC	730,852	27,378,648
InterContinental Hotels Group PLC	305,889	40,787,641
Intertek Group PLC	201,816	12,728,243
JD Sports Fashion PLC	5,015,619	5,504,136
London Stock Exchange Group PLC	918,988	136,752,729
Marks & Spencer Group PLC	3,942,842	16,333,625
Melrose Industries PLC	2,477,309	18,696,510
Next PLC	228,843	28,127,003
NMC Health PLC, NVS(a)(d)	50,450	1
RELX PLC	3,579,195	177,730,024
Rentokil Initial PLC	4,855,041	23,777,786
Rolls-Royce Holdings PLC(a)	16,332,277	121,775,811
Sage Group PLC (The)	1,931,324	32,097,595
Smith & Nephew PLC	840,842	10,662,823
Spirax Group PLC	92,338	9,180,518
SSE PLC	2,073,547	41,772,671
Unilever PLC	3,101,323	177,634,534
Wise PLC, Class A(a)	1,279,426	17,627,300
		2,031,567,519
Total Common Stocks — 99.5% (Cost: $14,319,517,405)		16,037,719,704
Security	Shares	Value
Preferred Stocks
Germany — 0.2%
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	217,983	$13,878,812
Sartorius AG, Preference Shares, NVS	50,223	14,492,929
		28,371,741
Total Preferred Stocks — 0.2% (Cost: $36,717,284)		28,371,741
Total Long-Term Investments — 99.7% (Cost: $14,356,234,689)		16,066,091,445
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(e)(f)(g)	5,625,628	5,628,440
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(e)(f)	4,970,000	4,970,000
Total Short-Term Securities — 0.0% (Cost: $10,592,597)		10,598,440
Total Investments — 99.7% (Cost: $14,366,827,286)		16,076,689,885
Other Assets Less Liabilities — 0.3%		41,021,753
Net Assets — 100.0%		$16,117,711,638

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE Growth ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$36,017,449	$—	$(30,389,980)(a)	$8,662	$(7,691)	$5,628,440	5,625,628	$77,276 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,690,000	280,000 (a)	—	—	—	4,970,000	4,970,000	106,427	—
				$8,662	$(7,691)	$10,598,440		$183,703	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	90	03/13/25	$16,100	$150,781
Euro STOXX 50 Index	488	03/21/25	26,665	1,426,573
FTSE 100 Index	70	03/21/25	7,479	259,175
				$1,836,529
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,836,529	$—	$—	$—	$1,836,529

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(221,262)	$—	$—	$—	$(221,262)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$1,880,564	$—	$—	$—	$1,880,564
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE Growth ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$61,091,361
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$601,334,131	$15,436,385,572	$1	$16,037,719,704
Preferred Stocks	—	28,371,741	—	28,371,741
Short-Term Securities
Money Market Funds	10,598,440	—	—	10,598,440
	$611,932,571	$15,464,757,313	$1	$16,076,689,885
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,836,529	$—	$1,836,529

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
8

Schedule of Investments (unaudited)
January 31, 2025
iShares® MSCI EAFE Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.9%
ANZ Group Holdings Ltd.	7,053,239	$133,190,332
APA Group	3,081,417	12,995,054
ASX Ltd.	229,068	8,981,632
BHP Group Ltd.	12,016,262	295,115,584
BlueScope Steel Ltd.	1,044,323	13,637,067
Coles Group Ltd.	2,064,597	24,886,573
Endeavour Group Ltd./Australia	3,597,258	9,383,398
Fortescue Ltd.	4,010,794	46,971,888
Goodman Group	1,426,048	31,801,091
GPT Group (The)	4,548,418	12,912,256
Insurance Australia Group Ltd.	5,600,799	31,763,539
Medibank Pvt Ltd.	6,515,991	16,066,571
Mirvac Group	9,376,311	11,342,728
National Australia Bank Ltd.	7,280,088	179,393,378
Orica Ltd.	1,159,730	12,571,486
Origin Energy Ltd.	2,048,498	13,211,522
QBE Insurance Group Ltd.	2,316,518	29,901,042
Rio Tinto Ltd.	878,068	63,239,270
Santos Ltd.	7,679,765	33,253,035
Scentre Group	12,320,834	27,882,916
SEEK Ltd.	295,615	4,156,272
South32 Ltd.	3,746,358	7,692,577
Stockland	5,713,840	18,101,467
Suncorp Group Ltd.	3,013,600	38,637,467
Telstra Group Ltd.	9,639,248	23,533,165
Vicinity Ltd.	9,193,328	12,459,451
Washington H Soul Pattinson & Co. Ltd.	565,859	11,939,396
Westpac Banking Corp.	8,142,569	168,948,791
Woodside Energy Group Ltd.	4,497,841	68,550,617
Woolworths Group Ltd.	1,878,426	35,317,236
		1,397,836,801
Austria — 0.3%
Erste Group Bank AG	798,336	49,080,761
OMV AG	349,714	14,401,012
		63,481,773
Belgium — 0.8%
Ageas SA	382,370	19,697,239
Anheuser-Busch InBev SA	1,063,520	52,406,406
Elia Group SA	37,025	2,498,487
Groupe Bruxelles Lambert NV	197,312	13,697,389
KBC Group NV	543,556	41,694,957
Sofina SA	36,525	9,103,734
Syensqo SA	175,454	13,824,669
Warehouses De Pauw CVA	426,689	9,165,282
		162,088,163
Denmark — 0.6%
AP Moller - Maersk A/S, Class A	6,974	10,092,388
AP Moller - Maersk A/S, Class B, NVS	10,762	15,894,158
Carlsberg A/S, Class B	79,382	8,314,558
Danske Bank A/S	1,634,077	48,789,590
Tryg A/S	804,685	16,301,748
Vestas Wind Systems A/S(a)	842,468	11,587,836
Zealand Pharma A/S(a)	53,701	5,456,899
		116,437,177
Finland — 1.7%
Elisa OYJ	338,170	14,572,966
Fortum OYJ	1,076,706	15,644,002
Kesko OYJ, Class B	649,542	12,459,143
Kone OYJ, Class B	523,332	27,088,154
Security	Shares	Value
Finland (continued)
Neste OYJ	1,006,748	$12,756,788
Nokia OYJ	12,624,881	59,531,935
Nordea Bank Abp	7,471,894	88,871,099
Orion OYJ, Class B	166,231	9,025,933
Sampo OYJ, Class A	1,172,152	48,386,774
Stora Enso OYJ, Class R	1,382,178	15,307,978
UPM-Kymmene OYJ	1,264,019	37,275,786
		340,920,558
France — 10.4%
Aeroports de Paris SA	81,851	9,327,076
Amundi SA(b)	146,384	10,304,817
ArcelorMittal SA	1,122,045	27,967,114
Arkema SA	134,035	10,682,560
AXA SA	4,170,370	158,211,966
BNP Paribas SA	2,410,237	164,642,497
Bollore SE	1,700,315	10,045,461
Bouygues SA	450,775	14,328,504
Carrefour SA	1,286,348	18,327,096
Cie de Saint-Gobain SA	1,074,250	100,736,073
Cie Generale des Etablissements Michelin SCA	1,580,256	54,956,570
Covivio SA/France	133,584	7,099,085
Credit Agricole SA	2,522,184	37,969,939
Danone SA	1,526,994	106,958,200
Dassault Aviation SA	23,258	5,248,232
Eiffage SA	174,702	15,607,332
Engie SA	4,320,268	71,318,475
EssilorLuxottica SA	246,227	67,579,130
Eurazeo SE	98,954	8,168,966
Euronext NV(b)	120,927	14,045,320
Gecina SA	109,540	10,693,896
Getlink SE	470,532	7,527,257
Ipsen SA	89,927	11,100,721
Kering SA	176,090	46,098,297
Klepierre SA	511,148	15,217,544
Legrand SA	219,162	22,344,186
Orange SA	4,399,307	47,312,366
Pernod Ricard SA	479,956	54,815,417
Publicis Groupe SA	541,497	57,589,241
Renault SA	459,590	23,594,306
Rexel SA	532,137	14,087,736
Sanofi SA	2,704,595	293,940,899
SEB SA	59,853	5,694,415
Societe Generale SA	1,703,786	55,151,613
Sodexo SA	210,213	15,526,943
Teleperformance SE	129,386	12,115,927
TotalEnergies SE	5,110,472	296,060,630
Unibail-Rodamco-Westfield, New	282,727	23,671,763
Veolia Environnement SA	1,666,347	47,547,344
Vinci SA	1,183,220	128,039,640
		2,101,654,554
Germany — 9.7%
Allianz SE, Registered	927,688	302,487,857
BASF SE	2,113,715	101,833,943
Bayer AG, Registered	2,323,863	52,000,223
Bayerische Motoren Werke AG	685,721	55,687,125
Bechtle AG	67,912	2,279,387
Commerzbank AG	1,460,237	28,195,789
Continental AG	261,326	18,573,255
Covestro AG, NVS(a)	149,984	9,226,692
Daimler Truck Holding AG	1,167,991	51,435,331
Deutsche Bank AG, Registered	2,917,520	57,104,134
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Deutsche Lufthansa AG, Registered	1,430,272	$9,277,838
Deutsche Post AG, Registered	2,415,614	86,968,895
Deutsche Telekom AG, Registered	8,266,423	277,329,896
E.ON SE	5,311,675	62,915,798
Evonik Industries AG	610,537	11,464,583
Fresenius Medical Care AG & Co. KGaA	487,072	24,195,201
Fresenius SE & Co. KGaA(a)	999,573	38,249,176
Heidelberg Materials AG	323,488	45,519,934
Henkel AG & Co. KGaA	246,630	19,051,501
LEG Immobilien SE	176,352	14,532,821
Mercedes-Benz Group AG	1,773,549	107,902,965
MTU Aero Engines AG	44,768	15,293,331
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	316,778	171,703,890
RWE AG	1,497,981	46,420,558
Siemens AG, Registered	1,169,915	250,801,769
Siemens Energy AG(a)	530,142	31,542,012
Talanx AG(a)	153,665	13,052,425
Vonovia SE	1,753,849	53,655,850
		1,958,702,179
Hong Kong — 1.8%
AIA Group Ltd.	9,064,200	63,722,630
BOC Hong Kong Holdings Ltd.	8,761,000	28,479,671
CK Asset Holdings Ltd.	4,565,000	19,074,506
CK Hutchison Holdings Ltd.	6,358,500	32,019,434
CLP Holdings Ltd.	3,923,500	32,622,261
Hang Seng Bank Ltd.	1,798,000	22,529,978
Henderson Land Development Co. Ltd.	3,457,794	9,590,100
HKT Trust & HKT Ltd., Class SS	8,979,000	11,039,518
Hongkong Land Holdings Ltd.	2,628,900	11,439,445
Jardine Matheson Holdings Ltd.	378,600	15,250,204
Link REIT	6,112,160	25,254,016
Power Assets Holdings Ltd.	3,296,000	21,324,012
Sino Land Co. Ltd.	9,272,000	8,892,118
Sun Hung Kai Properties Ltd.	3,427,500	30,639,598
Swire Pacific Ltd., Class A	970,000	8,424,154
WH Group Ltd.(b)	19,812,500	15,455,624
Wharf Holdings Ltd. (The)	1,643,276	4,007,013
Wharf Real Estate Investment Co. Ltd.	3,954,419	9,840,290
		369,604,572
Ireland — 0.3%
AIB Group PLC	4,962,642	29,181,317
Bank of Ireland Group PLC	2,408,449	23,930,788
		53,112,105
Israel — 1.0%
Azrieli Group Ltd.(c)	100,329	8,312,820
Bank Hapoalim BM	2,991,384	38,375,533
Bank Leumi Le-Israel BM	3,566,595	44,635,637
Elbit Systems Ltd.	22,399	6,760,580
ICL Group Ltd.	1,829,950	10,880,202
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	2,942,356	21,512,427
Mizrahi Tefahot Bank Ltd.	366,048	17,423,342
Teva Pharmaceutical Industries Ltd., ADR(a)	2,682,390	47,558,775
		195,459,318
Italy — 4.2%
Banco BPM SpA	3,039,511	26,717,901
BPER Banca SpA	2,364,993	16,110,792
Enel SpA	19,262,501	136,911,855
Eni SpA	5,444,944	76,656,277
FinecoBank Banca Fineco SpA	1,441,946	27,375,562
Security	Shares	Value
Italy (continued)
Generali	2,227,366	$70,526,202
Intesa Sanpaolo SpA	34,595,416	149,740,411
Mediobanca Banca di Credito Finanziario SpA	1,185,104	19,373,243
Nexi SpA(a)(b)	1,423,212	7,227,556
Poste Italiane SpA(b)	1,086,345	16,485,940
Snam SpA	4,780,954	22,109,301
Stellantis NV	4,648,057	62,060,343
Telecom Italia SpA/Milano(a)(c)	23,580,270	6,472,473
Tenaris SA, NVS	966,216	18,260,714
Terna - Rete Elettrica Nazionale	3,353,940	27,666,376
UniCredit SpA	3,484,757	160,031,418
Unipol Gruppo SpA	932,229	12,632,365
		856,358,729
Japan — 22.9%
AGC Inc.	463,400	13,387,315
Aisin Corp.	1,251,100	14,151,947
Asahi Kasei Corp.	2,975,300	20,207,157
Astellas Pharma Inc.	4,281,700	41,506,888
Bandai Namco Holdings Inc.	915,100	22,698,166
Bridgestone Corp.	1,351,000	48,461,582
Brother Industries Ltd.	553,200	9,747,356
Central Japan Railway Co.	1,829,500	33,931,345
Chiba Bank Ltd. (The)	1,351,000	11,505,988
Chubu Electric Power Co. Inc.	1,554,100	16,190,399
Concordia Financial Group Ltd.	2,482,600	14,415,030
Dai Nippon Printing Co. Ltd.	923,200	13,644,330
Dai-ichi Life Holdings Inc.	2,143,500	58,528,656
Daito Trust Construction Co. Ltd.	139,300	14,926,356
Daiwa House Industry Co. Ltd.	1,403,600	44,218,657
Daiwa Securities Group Inc.	3,171,900	22,961,886
Denso Corp.	1,569,600	21,720,898
East Japan Railway Co.	2,146,600	38,216,627
Eisai Co. Ltd.	603,900	17,888,805
ENEOS Holdings Inc.	6,458,850	32,470,676
FUJIFILM Holdings Corp.	1,721,400	37,924,330
Hankyu Hanshin Holdings Inc.	544,200	13,846,948
Hitachi Construction Machinery Co. Ltd.	257,800	6,172,944
Honda Motor Co. Ltd.	10,616,600	100,487,663
Hoshizaki Corp.	89,700	3,319,901
Hulic Co. Ltd.	1,091,200	9,617,328
Idemitsu Kosan Co. Ltd.	1,390,515	9,280,521
Inpex Corp.	2,088,800	24,927,838
Isuzu Motors Ltd.	1,336,100	17,963,029
Japan Airlines Co. Ltd.	344,000	5,644,248
Japan Exchange Group Inc.	822,600	8,691,748
Japan Post Bank Co. Ltd.	3,427,000	35,448,570
Japan Post Holdings Co. Ltd.	4,547,200	47,490,983
Japan Post Insurance Co. Ltd.	451,800	8,804,511
Japan Real Estate Investment Corp.	15,142	10,667,883
Japan Tobacco Inc.	2,842,400	72,412,471
JFE Holdings Inc.	1,359,600	15,723,011
Kajima Corp.	942,700	16,762,215
Kansai Electric Power Co. Inc. (The)	1,427,500	15,749,287
Kao Corp.	716,900	28,426,756
Kawasaki Kisen Kaisha Ltd.	884,300	11,190,565
KDDI Corp.	3,629,400	120,917,060
Kirin Holdings Co. Ltd.	1,844,300	23,337,547
Komatsu Ltd.	2,075,600	62,606,834
Kubota Corp.	2,229,200	27,961,586
Kyocera Corp.	3,040,600	31,560,795
Kyowa Kirin Co. Ltd.	574,700	8,564,008
LY Corp.	6,791,600	19,837,772
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Marubeni Corp.	3,370,600	$50,112,589
MatsukiyoCocokara & Co.	792,300	11,726,932
MEIJI Holdings Co. Ltd.	556,000	11,195,641
Mitsubishi Chemical Group Corp.	3,246,300	16,580,988
Mitsubishi Corp.	7,917,600	126,279,549
Mitsubishi Electric Corp.	4,499,000	73,742,948
Mitsubishi Estate Co. Ltd.	2,557,300	37,160,109
Mitsubishi HC Capital Inc.	2,079,400	13,828,180
Mitsubishi UFJ Financial Group Inc.	26,296,900	332,560,862
Mitsui & Co. Ltd.	5,977,200	118,300,657
Mitsui Chemicals Inc.	407,000	8,925,288
Mitsui Fudosan Co. Ltd.	6,313,900	56,987,931
Mitsui OSK Lines Ltd.	816,400	27,743,491
Mizuho Financial Group Inc.	5,712,920	157,309,868
MS&AD Insurance Group Holdings Inc.	1,067,024	22,123,566
Murata Manufacturing Co. Ltd.	2,602,000	40,879,485
NEC Corp.	200,800	19,915,107
Nintendo Co. Ltd.	2,457,600	161,229,975
Nippon Building Fund Inc.	18,204	14,495,593
Nippon Steel Corp.	2,143,500	44,496,864
Nippon Telegraph & Telephone Corp.	70,767,100	69,666,709
Nippon Yusen KK	1,035,500	32,497,645
Nissan Motor Co. Ltd.	5,265,500	14,408,646
Nomura Holdings Inc.	7,107,700	46,209,884
Obayashi Corp.	1,555,400	20,889,213
Olympus Corp.	1,811,700	27,494,352
Ono Pharmaceutical Co. Ltd.	896,300	9,324,535
ORIX Corp.	2,730,200	57,669,532
Osaka Gas Co. Ltd.	863,500	16,977,034
Otsuka Corp.	270,800	6,105,108
Panasonic Holdings Corp.	5,520,500	56,329,622
Rakuten Group Inc.(a)	1,253,300	7,869,666
Renesas Electronics Corp.	3,982,700	53,346,159
Resona Holdings Inc.	4,948,100	36,726,987
Ricoh Co. Ltd.	1,256,800	14,413,381
SBI Holdings Inc.	645,200	18,599,074
SCSK Corp.	184,400	4,082,813
Secom Co. Ltd.	993,400	33,429,033
Seiko Epson Corp.	683,900	12,358,947
Sekisui Chemical Co. Ltd.	897,800	14,878,862
Sekisui House Ltd.	1,409,400	32,392,200
SG Holdings Co. Ltd.	756,700	7,131,462
Shionogi & Co. Ltd.	1,788,300	26,295,351
Shiseido Co. Ltd.	331,000	5,558,615
Shizuoka Financial Group Inc., NVS	1,028,600	9,177,618
SoftBank Corp.	67,747,100	87,140,559
Sompo Holdings Inc.	1,056,100	29,450,459
Subaru Corp.	1,390,700	24,225,159
Sumitomo Corp.	2,581,400	55,965,363
Sumitomo Electric Industries Ltd.	1,690,500	31,582,125
Sumitomo Metal Mining Co. Ltd.	587,700	13,420,763
Sumitomo Mitsui Financial Group Inc.	8,829,600	217,588,687
Sumitomo Mitsui Trust Group Inc.	1,537,910	38,671,221
Sumitomo Realty & Development Co. Ltd.	733,000	25,327,645
Suzuki Motor Corp.	2,419,800	28,955,790
T&D Holdings Inc.	1,162,700	22,120,165
Taisei Corp.	390,900	16,399,242
Takeda Pharmaceutical Co. Ltd.	2,449,000	65,878,133
TIS Inc.	175,600	3,882,742
Toho Co. Ltd./Tokyo	174,700	7,873,195
Tokyo Electric Power Co. Holdings Inc.(a)	3,648,300	9,561,219
Tokyo Gas Co. Ltd.	806,500	22,814,909
Security	Shares	Value
Japan (continued)
Tokyu Corp.	1,256,300	$14,337,288
Toppan Holdings Inc.	566,100	15,888,718
Toray Industries Inc.	3,284,000	22,787,586
TOTO Ltd.	220,500	5,389,736
Toyota Industries Corp.	385,000	32,123,249
Toyota Motor Corp.	24,314,180	461,228,065
Toyota Tsusho Corp.	1,510,800	25,516,856
West Japan Railway Co.	1,049,800	19,311,545
Yakult Honsha Co. Ltd.	398,000	7,268,945
Yamaha Motor Co. Ltd.	2,191,900	18,336,582
		4,608,592,433
Netherlands — 2.9%
ABN AMRO Bank NV, CVA(b)	1,083,976	18,181,658
Aegon Ltd.	3,203,568	20,914,475
AerCap Holdings NV	460,461	44,020,072
ASR Nederland NV	379,535	18,702,350
Coca-Cola Europacific Partners PLC	489,905	38,482,038
DSM-Firmenich AG	439,378	44,855,807
EXOR NV, NVS	237,421	22,495,239
ING Groep NV	7,823,231	130,029,040
JDE Peet's NV	289,852	5,062,558
Koninklijke Ahold Delhaize NV	2,201,238	78,006,583
Koninklijke KPN NV	9,209,956	33,326,428
Koninklijke Philips NV(a)	664,037	18,302,360
NN Group NV	642,121	29,470,942
Prosus NV	1,618,340	61,816,588
Randstad NV	257,079	11,098,105
		574,764,243
New Zealand — 0.2%
Auckland International Airport Ltd.	3,917,272	19,093,789
Infratil Ltd.	1,094,620	6,922,511
Mercury NZ Ltd.	1,103,322	3,922,650
Meridian Energy Ltd.	3,109,918	10,351,317
		40,290,267
Norway — 0.7%
Aker BP ASA	749,994	15,654,202
DNB Bank ASA	2,123,181	45,097,809
Equinor ASA	1,984,626	47,797,281
Orkla ASA	1,664,363	15,455,330
Salmar ASA	104,507	5,535,260
Telenor ASA	1,460,269	17,855,516
		147,395,398
Portugal — 0.1%
EDP SA	7,439,900	23,392,338
Singapore — 1.7%
CapitaLand Ascendas REIT	8,994,100	17,051,437
CapitaLand Integrated Commercial Trust	13,854,151	19,776,367
CapitaLand Investment Ltd./Singapore(c)	5,577,400	10,040,851
DBS Group Holdings Ltd.	1,652,600	54,092,775
Genting Singapore Ltd.	14,306,000	7,921,692
Keppel Ltd.	3,459,100	17,183,735
Oversea-Chinese Banking Corp. Ltd.	8,019,300	102,284,372
Singapore Airlines Ltd.(c)	2,307,400	10,763,775
Singapore Technologies Engineering Ltd.	1,292,800	4,588,444
United Overseas Bank Ltd.	2,991,100	82,224,265
Wilmar International Ltd.	4,584,800	10,481,136
		336,408,849
Spain — 3.8%
Acciona SA	60,758	6,845,509
ACS Actividades de Construccion y Servicios SA	419,130	21,339,668
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Spain (continued)
Banco Bilbao Vizcaya Argentaria SA	13,648,896	$155,392,087
Banco de Sabadell SA	13,028,411	30,710,229
Banco Santander SA	36,694,300	188,040,073
CaixaBank SA	9,466,457	57,303,860
Endesa SA	765,433	16,945,400
Iberdrola SA	14,318,840	202,347,561
Iberdrola SA, NVS	246,561	3,484,292
Redeia Corp. SA	396,106	6,662,945
Repsol SA	2,794,434	32,476,606
Telefonica SA	9,399,848	38,297,758
		759,845,988
Sweden — 2.6%
Boliden AB	655,397	19,685,037
Fastighets AB Balder, Class B(a)	1,575,781	11,212,762
Getinge AB, Class B	540,699	10,617,709
Holmen AB, Class B	182,315	6,908,031
Industrivarden AB, Class A	287,212	10,197,666
Industrivarden AB, Class C	379,068	13,394,407
L E Lundbergforetagen AB, Class B	180,186	8,672,225
Sagax AB, Class B	260,051	5,723,282
Sandvik AB	1,641,311	33,865,167
Securitas AB, Class B	1,168,201	14,863,065
Skandinaviska Enskilda Banken AB, Class A	3,758,111	53,268,401
Skanska AB, Class B	807,458	17,299,650
SKF AB, Class B	809,184	16,343,718
Svenska Cellulosa AB SCA, Class B	1,452,151	19,999,498
Svenska Handelsbanken AB, Class A	3,450,268	38,172,638
Swedbank AB, Class A	2,011,812	43,804,074
Tele2 AB, Class B	1,294,555	14,401,717
Telefonaktiebolaget LM Ericsson, Class B	6,577,240	49,525,801
Telia Co. AB	5,607,167	16,501,187
Volvo AB, Class A	474,189	13,080,743
Volvo AB, Class B	3,757,269	103,525,550
		521,062,328
Switzerland — 9.4%
Adecco Group AG, Registered	400,567	9,535,772
Baloise Holding AG, Registered	103,090	18,810,919
Banque Cantonale Vaudoise, Registered	72,031	7,269,018
Clariant AG, Registered	516,367	5,812,250
EMS-Chemie Holding AG, Registered	5,796	4,102,961
Geberit AG, Registered	27,783	15,496,478
Helvetia Holding AG, Registered	87,816	15,323,469
Holcim AG	1,234,360	123,712,419
Julius Baer Group Ltd.	244,764	17,198,175
Kuehne + Nagel International AG, Registered	114,673	26,057,469
Nestle SA, Registered	4,033,128	342,576,408
Novartis AG, Registered	2,333,835	244,298,286
Roche Holding AG, NVS	1,663,843	523,065,156
Sandoz Group AG	968,553	46,371,757
Schindler Holding AG, Participation Certificates, NVS	34,016	9,829,192
Schindler Holding AG, Registered	28,906	8,129,449
SGS SA	179,994	17,484,336
SIG Group AG	361,634	7,886,686
Swatch Group AG (The), Bearer	68,493	12,689,065
Swiss Life Holding AG, Registered	67,948	55,475,468
Swiss Prime Site AG, Registered	184,773	21,093,983
Swiss Re AG	713,434	108,918,041
Swisscom AG, Registered	61,202	34,440,755
Temenos AG, Registered	66,706	5,672,456
Security	Shares	Value
Switzerland (continued)
Zurich Insurance Group AG	346,607	$210,031,546
		1,891,281,514
United Kingdom — 17.0%
3i Group PLC	2,303,438	110,664,785
Admiral Group PLC	308,297	10,300,353
Anglo American PLC	3,009,332	88,116,809
Associated British Foods PLC	790,682	18,552,996
Aviva PLC	6,340,014	40,186,477
Barclays PLC	34,418,410	126,143,268
Barratt Redrow PLC	3,263,254	18,279,808
Berkeley Group Holdings PLC	241,961	11,576,581
BP PLC	38,303,544	198,155,420
British American Tobacco PLC	4,712,284	186,964,273
BT Group PLC	15,347,433	26,898,697
Bunzl PLC	279,723	11,906,874
Centrica PLC	12,480,799	21,935,072
Coca-Cola HBC AG, Class DI	257,938	8,954,151
Croda International PLC	205,935	8,482,283
DCC PLC	235,124	16,212,289
Diageo PLC	1,843,071	54,905,847
Endeavour Mining PLC	151,208	3,076,229
Entain PLC	1,445,362	12,549,940
Glencore PLC	24,560,177	106,110,914
Hargreaves Lansdown PLC	841,411	11,466,663
Hikma Pharmaceuticals PLC	396,499	11,267,905
HSBC Holdings PLC	43,113,706	450,284,595
Imperial Brands PLC	1,897,884	64,011,155
Informa PLC	3,146,337	33,572,694
Intertek Group PLC	133,777	8,437,122
J Sainsbury PLC	4,207,707	13,215,339
Kingfisher PLC	4,351,227	13,219,137
Land Securities Group PLC	1,675,974	12,086,969
Legal & General Group PLC	13,948,429	41,651,898
Lloyds Banking Group PLC	145,253,938	111,680,544
M&G PLC	5,355,559	13,796,652
Mondi PLC, NVS	1,047,929	16,311,758
National Grid PLC	11,556,489	140,194,623
NatWest Group PLC, NVS	16,718,376	89,136,543
Pearson PLC	1,455,093	24,141,111
Persimmon PLC	760,822	11,880,534
Phoenix Group Holdings PLC	1,660,411	10,701,349
Prudential PLC	6,381,565	53,106,945
Reckitt Benckiser Group PLC	1,637,076	108,257,771
Rio Tinto PLC	2,670,075	160,796,959
Schroders PLC	1,908,893	8,336,141
Segro PLC	3,037,493	26,856,209
Severn Trent PLC	639,942	19,986,225
Shell PLC	14,692,724	482,431,609
Smith & Nephew PLC	1,038,124	13,164,580
Smiths Group PLC	817,299	20,816,754
Spirax Group PLC	60,745	6,039,448
Standard Chartered PLC	4,971,586	66,865,411
Taylor Wimpey PLC	8,369,230	12,394,802
Tesco PLC	16,206,752	74,589,778
Unilever PLC	2,057,703	117,859,093
United Utilities Group PLC	1,613,398	20,385,479
Vodafone Group PLC	52,616,224	44,826,121
Whitbread PLC	428,769	14,872,528
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
WPP PLC	2,559,627	$24,332,187
		3,432,947,697
Total Common Stocks — 99.0% (Cost: $18,645,954,367)		19,951,636,984
Preferred Stocks
Germany — 0.6%
Bayerische Motoren Werke AG, Preference Shares, NVS	132,285	10,051,402
Henkel AG & Co. KGaA, Preference Shares, NVS	400,549	34,995,909
Porsche Automobil Holding SE, Preference Shares, NVS	364,087	14,389,018
Volkswagen AG, Preference Shares, NVS	488,638	49,824,415
		109,260,744
Total Preferred Stocks — 0.6% (Cost: $154,074,979)		109,260,744
Rights
Spain — 0.0%
ACS Actividades de Construccion, (Expires 02/19/25, Strike Price EUR 0.454)(a)	419,130	206,967
Total Rights — 0.0% (Cost: $197,906)		206,967
Total Long-Term Investments — 99.6% (Cost: $18,800,227,252)		20,061,104,695
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(d)(e)(f)	15,231,504	$15,239,120
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(d)(e)	5,570,000	5,570,000
Total Short-Term Securities — 0.1% (Cost: $20,808,923)		20,809,120
Total Investments — 99.7% (Cost: $18,821,036,175)		20,081,913,815
Other Assets Less Liabilities — 0.3%		65,939,178
Net Assets — 100.0%		$20,147,852,993

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,408,421	$9,834,572 (a)	$—	$1,409	$(5,282)	$15,239,120	15,231,504	$64,660 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,590,000	980,000 (a)	—	—	—	5,570,000	5,570,000	152,815	—
				$1,409	$(5,282)	$20,809,120		$217,475	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	122	03/13/25	$21,824	$181,237
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE Value ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Euro STOXX 50 Index	459	03/21/25	$25,081	$1,364,032
FTSE 100 Index	360	03/21/25	38,465	1,335,366
				$2,880,635
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$2,880,635	$—	$—	$—	$2,880,635

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$370,614	$—	$—	$—	$370,614
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$2,208,609	$—	$—	$—	$2,208,609
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$111,372,814
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$405,847,549	$19,545,789,435	$—	$19,951,636,984
Preferred Stocks	34,995,909	74,264,835	—	109,260,744
Rights	206,967	—	—	206,967
Short-Term Securities
Money Market Funds	20,809,120	—	—	20,809,120
	$461,859,545	$19,620,054,270	$—	$20,081,913,815
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI EAFE Value ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$2,880,635	$—	$2,880,635

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
January 31, 2025

	iShares MSCI EAFE Growth ETF	iShares MSCI EAFE Value ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$16,066,091,445	$20,061,104,695
Investments, at value—affiliated(c)	10,598,440	20,809,120
Cash	195	2,042
Foreign currency collateral pledged for futures contracts(d)	3,068,545	4,668,774
Foreign currency, at value(e)	17,744,266	37,289,286
Receivables:
Securities lending income—affiliated	8,049	4,029
Capital shares sold	509,175	6
Dividends—unaffiliated	7,108,490	12,317,328
Dividends—affiliated	11,267	22,603
Tax reclaims	23,361,112	35,819,072
Total assets	16,128,500,984	20,172,036,955
LIABILITIES
Collateral on securities loaned, at value	5,611,837	15,254,524
Payables:
Investments purchased	509,178	3,338,096
Investment advisory fees	4,452,619	5,226,882
Professional fees	14,172	94,994
Variation margin on futures contracts	201,540	269,466
Total liabilities	10,789,346	24,183,962
Commitments and contingent liabilities
NET ASSETS	$16,117,711,638	$20,147,852,993
NET ASSETS CONSIST OF
Paid-in capital	$15,915,156,677	$20,344,254,212
Accumulated earnings (loss)	202,554,961	(196,401,219)
NET ASSETS	$16,117,711,638	$20,147,852,993
NET ASSET VALUE
Shares outstanding	158,400,000	367,200,000
Net asset value	$101.75	$54.87
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$14,356,234,689	$18,800,227,252
(b) Securities loaned, at value	$5,290,419	$14,313,874
(c) Investments, at cost—affiliated	$10,592,597	$20,808,923
(d) Foreign currency collateral pledged, at cost	$3,173,481	$4,812,925
(e) Foreign currency, at cost	$17,697,734	$37,013,025
See notes to financial statements.
Statements of Assets and Liabilities
16

Statements of Operations (unaudited)
Six Months Ended January 31, 2025

	iShares MSCI EAFE Growth ETF	iShares MSCI EAFE Value ETF
INVESTMENT INCOME
Dividends—unaffiliated	$96,793,655	$242,419,303
Dividends—affiliated	106,427	152,815
Interest—unaffiliated	72,250	154,975
Securities lending income—affiliated—net	77,276	64,660
Non-cash dividends—unaffiliated	—	15,079,471
Other income—unaffiliated	16,320	114,429
Foreign taxes withheld	(6,216,086)	(14,832,837)
Foreign withholding tax claims	—	483,578
Total investment income	90,849,842	243,636,394
EXPENSES
Investment advisory	25,913,629	29,618,931
Professional	11,573	61,762
Interest expense	—	67
Total expenses	25,925,202	29,680,760
Net investment income	64,924,640	213,955,634
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(244,421,869)	(31,145,509)
Investments—affiliated	8,662	1,409
Foreign currency transactions	(2,198,206)	(5,026,608)
Futures contracts	(221,262)	370,614
In-kind redemptions—unaffiliated(a)	191,735,674	7,458,321
	(55,097,001)	(28,341,773)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(102,834,614)	(64,780,523)
Investments—affiliated	(7,691)	(5,282)
Foreign currency translations	(1,053,685)	(1,535,813)
Futures contracts	1,880,564	2,208,609
	(102,015,426)	(64,113,009)
Net realized and unrealized loss	(157,112,427)	(92,454,782)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(92,187,787)	$121,500,852
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares MSCI EAFE Growth ETF		iShares MSCI EAFE Value ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$64,924,640	$171,355,534	$213,955,634	$669,212,439
Net realized gain (loss)	(55,097,001)	(93,319,608)	(28,341,773)	889,005,649
Net change in unrealized appreciation (depreciation)	(102,015,426)	580,577,762	(64,113,009)	611,337,837
Net increase (decrease) in net assets resulting from operations	(92,187,787)	658,613,688	121,500,852	2,169,555,925
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(108,681,734)(b)	(193,593,828)	(326,349,578)(b)	(758,932,956)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,113,743,028	1,802,257,024	5,371,770,952	(3,537,523,848)
NET ASSETS
Total increase (decrease) in net assets	912,873,507	2,267,276,884	5,166,922,226	(2,126,900,879)
Beginning of period	15,204,838,131	12,937,561,247	14,980,930,767	17,107,831,646
End of period	$16,117,711,638	$15,204,838,131	$20,147,852,993	$14,980,930,767

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
18

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI EAFE Growth ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of period	$103.29	$96.55	$86.78	$108.95	$86.52	$80.40
Net investment income(a)	0.43	1.39 (b)	1.39 (b)	1.19 (b)	1.15	1.06
Net realized and unrealized gain (loss)(c)	(1.28)	6.90	9.48	(21.67)	22.53	6.06
Net increase (decrease) from investment operations	(0.85)	8.29	10.87	(20.48)	23.68	7.12
Distributions from net investment income(d)	(0.69)(e)	(1.55)	(1.10)	(1.69)	(1.25)	(1.00)
Net asset value, end of period	$101.75	$103.29	$96.55	$86.78	$108.95	$86.52
Total Return(f)
Based on net asset value	(0.81)%(g)	8.66%(b)	12.58%(b)	(18.92)%(b)	27.42%	8.91%
Ratios to Average Net Assets(h)
Total expenses	0.34%(i)	0.36%	0.36%	0.36%	0.36%	0.39%
Total expenses excluding professional fees for foreign withholding tax claims	0.34%(i)	0.35%	0.35%	0.36%	0.36%	N/A
Net investment income	0.85%(i)	1.44%(b)	1.57%(b)	1.19%(b)	1.15%	1.31%
Supplemental Data
Net assets, end of period (000)	$16,117,712	$15,204,838	$12,937,561	$10,135,618	$12,115,330	$7,994,330
Portfolio turnover rate(j)	10%	22%	19%	25%	24%	33%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2024, July 31,
2023 and July 31, 2022 respectively:
• Net investment income per share by $0.05, $0.03 and $0.01.
• Total return by 0.05%, 0.03% and 0.01%.
• Ratio of net investment income to average net assets by 0.05%, 0.03% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI EAFE Value ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of period	$55.32	$50.92	$44.33	$51.48	$39.94	$47.08
Net investment income(a)	0.64	2.07	1.99 (b)	2.06 (b)	1.67	1.48
Net realized and unrealized gain (loss)(c)	(0.18)	4.82	6.45	(6.66)	11.39	(7.18)
Net increase (decrease) from investment operations	0.46	6.89	8.44	(4.60)	13.06	(5.70)
Distributions from net investment income(d)	(0.91)(e)	(2.49)	(1.85)	(2.55)	(1.52)	(1.44)
Net asset value, end of period	$54.87	$55.32	$50.92	$44.33	$51.48	$39.94
Total Return(f)
Based on net asset value	0.89%(g)	13.89%	19.39%(b)	(9.23)%(b)	32.79%	(12.48)%
Ratios to Average Net Assets(h)
Total expenses	0.32%(i)	0.33%	0.34%	0.35%	0.36%	0.39%
Total expenses excluding professional fees for foreign withholding tax claims	0.32%(i)	0.33%	0.34%	0.33%	0.36%	N/A
Net investment income	2.31%(i)	4.00%	4.29%(b)	4.17%(b)	3.42%	3.36%
Supplemental Data
Net assets, end of period (000)	$20,147,853	$14,980,931	$17,107,832	$14,273,313	$14,434,306	$5,799,502
Portfolio turnover rate(j)	10%	28%	22%	26%	25%	27%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2023 and
July 31, 2022 respectively:
• Net investment income per share by $0.02 and $0.06.
• Total return by 0.04% and 0.12%.
• Ratio of net investment income to average net assets by 0.04% and 0.13%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
20

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI EAFE Growth	Diversified
MSCI EAFE Value	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
Certain Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
Notes to Financial Statements
22

Notes to Financial Statements (unaudited) (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI EAFE Growth
BofA Securities, Inc.	$844,828	$(844,828)	$—	$—
Morgan Stanley	4,304,297	(4,304,297)	—	—
State Street Bank & Trust Co.	141,294	(141,294)	—	—
	$5,290,419	$(5,290,419)	$—	$—
MSCI EAFE Value
Goldman Sachs & Co. LLC	$4,428,521	$(4,428,521)	$—	$—
Morgan Stanley	465,264	(465,264)	—	—
State Street Bank & Trust Company	9,211,102	(9,211,102)	—	—
UBS AG	208,987	(208,987)	—	—
	$14,313,874	$(14,313,874)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
Effective August 1, 2024, for its investment advisory services to the iShares MSCI EAFE Growth ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Average Daily Net Assets	Investment Advisory Fees
First $3 billion	0.4000%
Over $3 billion, up to and including $4.5 billion	0.3800
Over $4.5 billion, up to and including $6 billion	0.3610
Over $6 billion, up to and including $7.5 billion	0.3430
Over $7.5 billion, up to and including $9 billion	0.3258
Over $9 billion, up to and including $10.5 billion	0.3095
Over $10.5 billion, up to and including $13.5 billion	0.2940
Over $13.5 billion	0.2793
Prior to August 1, 2024, for its investment advisory services to the iShares MSCI EAFE Growth ETF, BFA was entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Average Daily Net Assets	Investment Advisory Fees
First $3 billion	0.4000%
Over $3 billion, up to and including $4.5 billion	0.3800
Over $4.5 billion, up to and including $6 billion	0.3610
Over $6 billion, up to and including $7.5 billion	0.3430
Over $7.5 billion, up to and including $9 billion	0.3258
Over $9 billion, up to and including $10.5 billion	0.3095
Over $10.5 billion	0.2940
Notes to Financial Statements
24

Notes to Financial Statements (unaudited) (continued)
Effective August 1, 2024, for its investment advisory services to the iShares MSCI EAFE Value ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Average Daily Net Assets	Investment Advisory Fees
First $3 billion	0.4000%
Over $3 billion, up to and including $4.5 billion	0.3800
Over $4.5 billion, up to and including $6 billion	0.3610
Over $6 billion, up to and including $7.5 billion	0.3430
Over $7.5 billion, up to and including $9 billion	0.3258
Over $9 billion, up to and including $10.5 billion	0.3096
Over $10.5 billion, up to and including $12 billion	0.2941
Over $12 billion, up to and including $13.5 billion	0.2793
Over $13.5 billion, up to and including $15 billion	0.2653
Over $15 billion, up to and including $18 billion	0.2520
Over $18 billion	0.2394
Prior to August 1, 2024, for its investment advisory services to the iShares MSCI EAFE Value ETF, BFA was entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Average Daily Net Assets	Investment Advisory Fees
First $3 billion	0.4000%
Over $3 billion, up to and including $4.5 billion	0.3800
Over $4.5 billion, up to and including $6 billion	0.3610
Over $6 billion, up to and including $7.5 billion	0.3430
Over $7.5 billion, up to and including $9 billion	0.3258
Over $9 billion, up to and including $10.5 billion	0.3096
Over $10.5 billion, up to and including $12 billion	0.2941
Over $12 billion, up to and including $13.5 billion	0.2793
Over $13.5 billion, up to and including $15 billion	0.2653
Over $15 billion	0.2520
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI EAFE Growth	$24,412
MSCI EAFE Value	18,022
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended January 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI EAFE Growth	$1,257,299,065	$1,279,703,196	$(220,190,244)
MSCI EAFE Value	1,484,861,189	1,156,877,556	12,603,376
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended January 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI EAFE Growth	$1,628,317,837	$1,566,558,908
MSCI EAFE Value	2,140,554,732	1,871,720,930
For the six months ended January 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI EAFE Growth	$1,571,274,917	$569,089,334
MSCI EAFE Value	5,020,328,469	42,707,450
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of July 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
MSCI EAFE Growth	$(1,377,449,217)
MSCI EAFE Value	(1,130,024,311)
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
Notes to Financial Statements
26

Notes to Financial Statements (unaudited) (continued)
As of January 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI EAFE Growth	$14,450,897,311	$2,432,617,986	$(804,988,883)	$1,627,629,103
MSCI EAFE Value	19,143,061,176	2,502,413,598	(1,560,680,324)	941,733,274
9. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
27
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 01/31/25		Year Ended 07/31/24
iShares ETF	Shares	Amount	Shares	Amount
MSCI EAFE Growth
Shares sold	16,800,000	$1,694,591,060	36,000,000	$3,729,194,385
Shares redeemed	(5,600,000)	(580,848,032)	(22,800,000)	(1,926,937,361)
	11,200,000	$1,113,743,028	13,200,000	$1,802,257,024
MSCI EAFE Value
Shares sold	97,200,000	$5,414,885,189	19,600,000	$969,912,608
Shares redeemed	(800,000)	(43,114,237)	(84,800,000)	(4,507,436,456)
	96,400,000	$5,371,770,952	(65,200,000)	$(3,537,523,848)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Notes to Financial Statements
28

Notes to Financial Statements (unaudited) (continued)
Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. FOREIGN WITHHOLDING TAX CLAIMS
The Internal Revenue Service ("IRS") has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.  Assuming there are sufficient foreign taxes paid which the iShares MSCI EAFE Value ETF is able to pass through to its shareholders as a foreign tax credit in the current year, the iShares MSCI EAFE Value ETF will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
29
2025 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
30

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
31
2025 iShares Semi-Annual Financial Statements and Additional Information

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January 31, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares MSCI Intl Momentum Factor ETF | IMTM | NYSE Arca
• iShares MSCI Intl Quality Factor ETF | IQLT | NYSE Arca
• iShares MSCI Intl Value Factor ETF | IVLU | NYSE Arca

2

Schedule of Investments (unaudited)
January 31, 2025
iShares® MSCI Intl Momentum Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 8.3%
Aristocrat Leisure Ltd.	280,978	$13,065,363
Brambles Ltd.	450,183	5,501,456
Commonwealth Bank of Australia	606,722	59,872,657
Goodman Group	547,346	12,205,901
Insurance Australia Group Ltd.	620,234	3,517,503
Macquarie Group Ltd.	118,260	17,494,502
National Australia Bank Ltd.	834,283	20,558,109
Northern Star Resources Ltd.	248,739	2,632,584
Pro Medicus Ltd.	31,318	5,359,632
Qantas Airways Ltd.(a)	292,436	1,694,626
REA Group Ltd.	15,975	2,450,217
SGH Ltd.	49,961	1,474,008
Stockland	659,074	2,087,949
Suncorp Group Ltd.	277,244	3,554,555
Wesfarmers Ltd.	184,658	8,698,199
Westpac Banking Corp.	1,262,636	26,198,221
WiseTech Global Ltd.	61,513	4,656,700
Xero Ltd.(a)	31,944	3,595,458
		194,617,640
Austria — 0.2%
Erste Group Bank AG	83,381	5,126,166
Belgium — 1.2%
Ageas SA	34,205	1,762,021
Argenx SE(a)	16,101	10,628,868
D'ieteren Group	3,499	586,912
Lotus Bakeries NV	159	1,696,041
UCB SA	69,061	13,436,043
		28,109,885
Canada — 18.1%
Agnico Eagle Mines Ltd.	193,109	17,948,301
AltaGas Ltd.	62,114	1,433,449
Bank of Nova Scotia (The)	301,519	15,427,084
Barrick Gold Corp.	306,771	5,015,226
Brookfield Asset Management Ltd., Class A	195,092	11,675,854
Brookfield Corp., Class A	541,950	33,135,636
Brookfield Renewable Corp.	34,318	914,297
Canadian Imperial Bank of Commerce	504,371	31,771,538
CCL Industries Inc., Class B, NVS	42,479	2,109,994
Constellation Software Inc./Canada	6,068	19,844,721
Descartes Systems Group Inc. (The)(a)	21,347	2,470,985
Dollarama Inc.	112,644	10,659,462
Element Fleet Management Corp.	137,840	2,707,766
Enbridge Inc.	551,962	23,869,551
Fairfax Financial Holdings Ltd.	5,906	7,949,683
FirstService Corp.	11,769	2,140,341
Fortis Inc./Canada	87,393	3,722,178
Franco-Nevada Corp.	27,354	3,718,533
George Weston Ltd.	21,273	3,288,251
GFL Environmental Inc.	68,672	2,962,627
Gildan Activewear Inc.	58,458	3,014,709
Hydro One Ltd.(b)	91,260	2,839,493
iA Financial Corp. Inc.	35,940	3,318,889
IGM Financial Inc.	25,506	818,347
Imperial Oil Ltd.	31,974	2,126,760
Intact Financial Corp.	60,611	10,765,975
Ivanhoe Mines Ltd., Class A(a)(c)	144,290	1,549,776
Keyera Corp.	65,974	1,872,066
Kinross Gold Corp.	489,747	5,516,330
Loblaw Companies Ltd.	54,006	6,762,316
Security	Shares	Value
Canada (continued)
Lundin Mining Corp.	84,716	$669,171
Manulife Financial Corp.	772,722	23,106,959
Metro Inc./CN	52,905	3,305,675
National Bank of Canada	128,992	11,448,500
Pan American Silver Corp.	91,653	2,125,863
Pembina Pipeline Corp.	176,700	6,378,148
Power Corp. of Canada	159,427	4,832,118
Royal Bank of Canada	671,069	81,810,991
TC Energy Corp.	441,600	19,899,119
Teck Resources Ltd., Class B	52,222	2,133,292
Thomson Reuters Corp.	40,480	6,802,512
TMX Group Ltd.	125,369	3,880,069
Wheaton Precious Metals Corp.	143,366	8,945,147
WSP Global Inc.	37,531	6,368,920
		423,056,622
Denmark — 1.0%
DSV A/S	71,187	14,181,460
Novonesis (Novozymes) B, Class B	68,873	3,948,698
Pandora A/S	9,745	1,864,396
Rockwool A/S, Class B	2,976	1,053,847
Zealand Pharma A/S(a)	20,666	2,100,003
		23,148,404
Finland — 0.5%
Fortum OYJ	65,251	948,064
Kesko OYJ, Class B	66,647	1,278,385
Nokia OYJ	1,471,168	6,937,212
Orion OYJ, Class B	22,837	1,239,993
Wartsila OYJ Abp	95,942	1,812,363
		12,216,017
France — 3.8%
Alstom SA(a)	104,724	2,072,790
Cie de Saint-Gobain SA	111,096	10,417,850
Covivio SA/France	11,914	633,148
Credit Agricole SA	119,820	1,803,817
EssilorLuxottica SA	52,257	14,342,386
Euronext NV(b)	26,856	3,119,246
Sanofi SA	141,835	15,414,917
Schneider Electric SE	148,337	37,621,919
Sodexo SA	13,768	1,016,944
Unibail-Rodamco-Westfield, New	19,162	1,604,369
		88,047,386
Germany — 11.2%
adidas AG	19,567	5,159,033
Commerzbank AG	199,485	3,851,866
CTS Eventim AG & Co. KGaA	16,507	1,609,620
Deutsche Bank AG, Registered	339,862	6,652,062
Deutsche Boerse AG	58,079	14,347,706
Deutsche Telekom AG, Registered	1,369,755	45,953,856
Evonik Industries AG	32,429	608,947
Fresenius SE & Co. KGaA(a)	101,974	3,902,088
GEA Group AG	43,512	2,296,438
Hannover Rueck SE	7,807	2,057,057
Heidelberg Materials AG	29,029	4,084,844
Henkel AG & Co. KGaA	18,190	1,405,128
LEG Immobilien SE	14,740	1,214,694
MTU Aero Engines AG	20,343	6,949,433
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	27,677	15,001,826
Nemetschek SE	11,638	1,390,521
Rational AG	1,222	1,085,903
Rheinmetall AG	7,299	5,706,608
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI Intl Momentum Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
SAP SE	405,904	$111,856,643
Siemens Energy AG(a)	348,590	20,740,160
Symrise AG, Class A	20,607	2,110,034
Talanx AG(a)	8,603	730,746
Vonovia SE	133,615	4,087,710
		262,802,923
Hong Kong — 0.6%
BOC Hong Kong Holdings Ltd.	553,000	1,797,655
CK Infrastructure Holdings Ltd.	216,000	1,470,924
Futu Holdings Ltd., ADR	11,824	1,142,790
Hongkong Land Holdings Ltd.	355,900	1,548,670
Power Assets Holdings Ltd.	401,000	2,594,335
SITC International Holdings Co. Ltd.	382,000	908,465
Techtronic Industries Co. Ltd.	233,500	3,140,361
WH Group Ltd.(b)	1,359,500	1,060,539
		13,663,739
Ireland — 0.1%
AIB Group PLC	236,212	1,388,973
Israel — 1.2%
Azrieli Group Ltd.	12,505	1,036,109
Bank Leumi Le-Israel BM	471,063	5,895,314
Check Point Software Technologies Ltd.(a)	20,689	4,510,616
CyberArk Software Ltd.(a)	9,498	3,523,568
Monday.com Ltd.(a)	10,970	2,802,396
Teva Pharmaceutical Industries Ltd., ADR(a)	374,006	6,631,127
Wix.com Ltd.(a)	16,088	3,843,262
		28,242,392
Italy — 3.7%
Banco BPM SpA	160,497	1,410,800
BPER Banca SpA	246,064	1,676,236
Enel SpA	1,453,190	10,328,822
Ferrari NV	35,592	15,270,203
FinecoBank Banca Fineco SpA	96,260	1,827,511
Generali	223,571	7,079,040
Intesa Sanpaolo SpA	3,661,793	15,849,452
Leonardo SpA	76,924	2,403,223
Mediobanca Banca di Credito Finanziario SpA	107,816	1,762,500
Poste Italiane SpA(b)	110,667	1,679,438
Prysmian SpA	112,584	7,831,237
UniCredit SpA	367,798	16,890,485
Unipol Gruppo SpA	198,806	2,693,962
		86,702,909
Japan — 18.8%
Advantest Corp.	388,400	21,473,541
Aeon Co. Ltd.	149,600	3,624,394
Ajinomoto Co. Inc.	52,500	2,104,586
Asics Corp.	304,700	6,791,801
Brother Industries Ltd.	41,600	732,990
Canon Inc.	296,800	9,565,545
Chugai Pharmaceutical Co. Ltd.	279,900	12,067,891
Dai Nippon Printing Co. Ltd.	102,700	1,517,843
Dai-ichi Life Holdings Inc.	144,300	3,940,138
Daiichi Sankyo Co. Ltd.	212,300	5,919,010
Daiwa House Industry Co. Ltd.	83,800	2,640,014
ENEOS Holdings Inc.	586,600	2,949,023
Fast Retailing Co. Ltd.	52,200	17,192,442
FUJIFILM Holdings Corp.	254,200	5,600,305
Fujikura Ltd.	138,700	5,582,433
Fujitsu Ltd.	511,200	9,886,484
Hikari Tsushin Inc.	5,000	1,142,141
Security	Shares	Value
Japan (continued)
Hitachi Ltd.	2,123,400	$53,383,163
Hoya Corp.	81,100	10,890,582
Idemitsu Kosan Co. Ltd.	167,600	1,118,589
ITOCHU Corp.	278,500	12,823,268
Japan Tobacco Inc.	200,800	5,115,545
Kansai Electric Power Co. Inc. (The)	122,200	1,348,205
Kao Corp.	86,500	3,429,927
Konami Group Corp.	45,100	4,151,593
Makita Corp.	45,300	1,339,633
Mitsubishi Electric Corp.	239,500	3,925,636
Mitsubishi HC Capital Inc.	100,400	667,668
Mitsubishi Heavy Industries Ltd.	1,746,200	25,556,063
Mizuho Financial Group Inc.	433,000	11,923,005
MonotaRO Co. Ltd.	77,400	1,333,494
MS&AD Insurance Group Holdings Inc.	472,100	9,788,473
NEC Corp.	84,900	8,420,282
Nexon Co. Ltd.	38,900	505,348
Nippon Building Fund Inc.	1,408	1,121,171
Nippon Sanso Holdings Corp.	40,800	1,155,478
Nippon Yusen KK	89,800	2,818,241
Nomura Research Institute Ltd.	84,300	2,848,263
Obayashi Corp.	173,200	2,326,097
Obic Co. Ltd.	81,000	2,419,086
Olympus Corp.	295,300	4,481,472
Oracle Corp./Japan	11,500	1,049,833
ORIX Corp.	174,400	3,683,820
Otsuka Corp.	37,900	854,445
Otsuka Holdings Co. Ltd.	244,300	12,756,657
Pan Pacific International Holdings Corp.	64,200	1,787,413
Rakuten Group Inc.(a)	413,400	2,595,803
Recruit Holdings Co. Ltd.	573,600	40,032,787
Resona Holdings Inc.	315,400	2,341,038
Ricoh Co. Ltd.	143,700	1,647,997
SCSK Corp.	19,900	440,607
Seiko Epson Corp.	64,600	1,167,405
Sekisui House Ltd.	111,800	2,569,496
Shimadzu Corp.	46,000	1,334,412
SoftBank Corp.	4,404,100	5,664,829
Sompo Holdings Inc.	227,300	6,338,499
Sumitomo Electric Industries Ltd.	152,100	2,841,551
Sumitomo Mitsui Financial Group Inc.	814,300	20,066,874
Sumitomo Mitsui Trust Group Inc.	97,400	2,449,153
Taisei Corp.	36,200	1,518,681
TDK Corp.	600,900	7,263,259
Terumo Corp.	329,800	6,191,634
Toho Co. Ltd./Tokyo	19,800	892,325
Tokio Marine Holdings Inc.	567,500	18,718,048
Tokyo Gas Co. Ltd.	52,300	1,479,504
Toppan Holdings Inc.	64,300	1,804,707
TOTO Ltd.	19,500	476,643
Trend Micro Inc./Japan(a)	27,300	1,617,259
Yokogawa Electric Corp.	34,500	757,313
Zensho Holdings Co. Ltd.	17,300	954,403
ZOZO Inc.	58,500	1,918,943
		438,836,201
Netherlands — 2.5%
Adyen NV(a)(b)	5,977	9,647,578
AerCap Holdings NV	40,945	3,914,342
Coca-Cola Europacific Partners PLC	38,265	3,005,716
DSM-Firmenich AG	26,823	2,738,342
ING Groep NV	518,369	8,615,753
InPost SA(a)	57,474	940,248
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI Intl Momentum Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
Koninklijke Ahold Delhaize NV	121,738	$4,314,102
Koninklijke Philips NV(a)	111,906	3,084,382
NN Group NV	57,203	2,625,403
Prosus NV	292,153	11,159,522
Wolters Kluwer NV	50,114	9,103,810
		59,149,198
New Zealand — 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	213,545	4,517,998
Infratil Ltd.	230,546	1,458,001
		5,975,999
Norway — 0.3%
Kongsberg Gruppen ASA	47,715	5,663,914
Orkla ASA	271,110	2,517,537
		8,181,451
Singapore — 2.3%
DBS Group Holdings Ltd.	500,300	16,375,781
Oversea-Chinese Banking Corp. Ltd.	663,200	8,458,967
Sea Ltd., ADR(a)	108,004	13,153,807
Singapore Technologies Engineering Ltd.	417,800	1,482,868
Singapore Telecommunications Ltd.	2,811,800	6,870,246
United Overseas Bank Ltd.	227,700	6,259,391
Yangzijiang Shipbuilding Holdings Ltd.	977,100	2,188,194
		54,789,254
Spain — 3.4%
ACS Actividades de Construccion y Servicios SA	54,175	2,758,277
Aena SME SA(b)	21,889	4,714,018
Banco de Sabadell SA	888,492	2,094,330
Banco Santander SA	1,986,659	10,180,641
CaixaBank SA	881,030	5,333,191
Endesa SA	70,661	1,564,316
Ferrovial SE	102,295	4,366,288
Iberdrola SA	1,936,543	27,366,375
Iberdrola SA, NVS	34,061	481,335
Industria de Diseno Textil SA	366,017	19,867,633
		78,726,404
Sweden — 3.5%
AddTech AB, Class B	80,502	2,349,705
Alfa Laval AB	42,079	1,875,739
Assa Abloy AB, Class B	246,473	7,551,022
Beijer Ref AB, Class B	65,030	964,971
Essity AB, Class B	104,139	2,637,400
Fastighets AB Balder, Class B(a)	158,614	1,128,647
Industrivarden AB, Class C	25,334	895,179
Investor AB, Class B	467,177	13,303,432
Lifco AB, Class B	58,013	1,902,356
Saab AB, Class B	54,317	1,174,150
Spotify Technology SA(a)	60,212	33,029,293
Swedish Orphan Biovitrum AB(a)	46,852	1,418,938
Tele2 AB, Class B	135,810	1,510,865
Telefonaktiebolaget LM Ericsson, Class B	1,222,769	9,207,299
Telia Co. AB	676,445	1,990,693
		80,939,689
Switzerland — 9.4%
ABB Ltd., Registered	445,835	24,276,778
Baloise Holding AG, Registered	13,295	2,425,950
Barry Callebaut AG, Registered	446	490,276
BKW AG	3,691	629,718
Galderma Group AG(a)	16,601	2,017,821
Givaudan SA, Registered	1,849	8,094,387
Helvetia Holding AG, Registered	9,698	1,692,254
Security	Shares	Value
Switzerland (continued)
Holcim AG	149,189	$14,952,309
Lonza Group AG, Registered	16,846	10,681,916
Novartis AG, Registered	306,296	32,062,073
Roche Holding AG, Bearer	8,707	2,895,563
Roche Holding AG, NVS	182,758	57,453,944
Sandoz Group AG	143,829	6,886,152
Schindler Holding AG, Registered	5,513	1,550,462
SGS SA	33,161	3,221,208
Sonova Holding AG, Registered	14,315	4,994,263
Swiss Prime Site AG, Registered	17,182	1,961,525
UBS Group AG, Registered	584,555	20,611,134
Zurich Insurance Group AG	36,925	22,375,240
		219,272,973
United Kingdom — 9.2%
3i Group PLC	264,831	12,723,358
Barclays PLC	4,265,999	15,634,861
British American Tobacco PLC	327,481	12,993,115
BT Group PLC	1,489,075	2,609,829
Experian PLC	249,185	12,274,759
Haleon PLC	1,064,696	4,962,773
Hargreaves Lansdown PLC	111,855	1,524,348
HSBC Holdings PLC	2,146,711	22,420,501
Imperial Brands PLC	283,036	9,546,137
Kingfisher PLC	428,069	1,300,484
Lloyds Banking Group PLC	9,382,406	7,213,796
London Stock Exchange Group PLC	118,335	17,609,190
Marks & Spencer Group PLC	724,266	3,000,346
NatWest Group PLC, NVS	2,666,914	14,219,054
Next PLC	24,998	3,072,494
Persimmon PLC	68,966	1,076,931
Rolls-Royce Holdings PLC(a)	3,535,662	26,362,406
Standard Chartered PLC	561,103	7,546,562
Tesco PLC	1,656,170	7,622,339
Unilever PLC	544,354	31,178,974
		214,892,257
Total Common Stocks — 99.6% (Cost: $2,028,423,144)		2,327,886,482
Preferred Stocks
Germany — 0.1%
Henkel AG & Co. KGaA, Preference Shares, NVS	25,408	2,219,893
Total Preferred Stocks — 0.1% (Cost: $2,355,725)		2,219,893
Rights
Spain — 0.0%
ACS Actividades de Construccion, (Expires 02/19/25, Strike Price EUR 0.454)(a)	54,911	27,115
Total Rights — 0.0% (Cost: $25,928)		27,115
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI Intl Momentum Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Warrants
Canada — 0.0%
Constellation Software Inc. (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(d)	6,329	$—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.7% (Cost: $2,030,804,797)		2,330,133,490
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(e)(f)(g)	15,026	15,034
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(e)(f)	610,000	610,000
Total Short-Term Securities — 0.0% (Cost: $625,034)		625,034
Total Investments — 99.7% (Cost: $2,031,429,831)		2,330,758,524
Other Assets Less Liabilities — 0.3%		6,803,810
Net Assets — 100.0%		$2,337,562,334

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,037,609	$—	$(1,022,314)(a)	$(378)	$117	$15,034	15,026	$3,796 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	580,000	30,000 (a)	—	—	—	610,000	610,000	17,571	—
				$(378)	$117	$625,034		$21,367	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	125	03/13/25	$2,236	$23,096
Euro STOXX 50 Index	42	03/21/25	2,295	122,930
FTSE 100 Index	18	03/21/25	1,923	64,937
				$210,963
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI Intl Momentum Factor ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$210,963	$—	$—	$—	$210,963

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(107,561)	$—	$—	$—	$(107,561)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$233,445	$—	$—	$—	$233,445
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$11,426,826
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$522,796,454	$1,805,090,028	$—	$2,327,886,482
Preferred Stocks	2,219,893	—	—	2,219,893
Rights	27,115	—	—	27,115
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	625,034	—	—	625,034
	$525,668,496	$1,805,090,028	$—	$2,330,758,524
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$210,963	$—	$210,963

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
January 31, 2025
iShares® MSCI Intl Quality Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 5.8%
Aristocrat Leisure Ltd.	564,634	$26,255,252
ASX Ltd.	264,718	10,379,450
BHP Group Ltd.	4,917,276	120,766,739
Brambles Ltd.	1,418,988	17,340,724
Cochlear Ltd.	34,077	6,707,089
Coles Group Ltd.	693,599	8,360,616
Computershare Ltd.	679,168	14,763,785
Fortescue Ltd.	1,751,247	20,509,500
Insurance Australia Group Ltd.	2,004,002	11,365,199
James Hardie Industries PLC(a)	401,883	13,507,715
Medibank Pvt Ltd.	4,137,299	10,201,397
Orica Ltd.	172,333	1,868,092
Origin Energy Ltd.	1,265,968	8,164,696
Pro Medicus Ltd.	55,591	9,513,612
QBE Insurance Group Ltd.	1,746,351	22,541,467
REA Group Ltd.	75,734	11,615,945
Rio Tinto Ltd.	315,927	22,753,355
Santos Ltd.	2,437,908	10,556,031
Stockland	2,598,410	8,231,773
Suncorp Group Ltd.	1,209,732	15,510,015
Telstra Group Ltd.	3,874,114	9,458,224
Wesfarmers Ltd.	1,188,393	55,978,505
Woodside Energy Group Ltd.	1,309,540	19,958,414
		456,307,595
Austria — 0.2%
OMV AG	144,501	5,950,464
Verbund AG	111,550	8,575,001
		14,525,465
Belgium — 0.2%
Ageas SA	189,905	9,782,682
D'ieteren Group	15,213	2,551,784
Lotus Bakeries NV	306	3,264,078
		15,598,544
Canada — 6.1%
Alimentation Couche-Tard Inc.	376,230	19,868,340
ARC Resources Ltd.	509,437	8,724,593
Brookfield Asset Management Ltd., Class A	460,427	27,555,606
Canadian National Railway Co.	567,903	59,324,343
CCL Industries Inc., Class B, NVS	102,569	5,094,751
CGI Inc.	149,200	17,588,630
Constellation Software Inc./Canada	16,128	52,744,835
Franco-Nevada Corp.	88,870	12,081,086
Great-West Lifeco Inc.	390,506	12,625,917
iA Financial Corp. Inc.	121,600	11,229,185
IGM Financial Inc.	87,136	2,795,715
Imperial Oil Ltd.	238,601	15,870,615
Intact Financial Corp.	218,645	38,836,624
Manulife Financial Corp.	1,854,743	55,462,986
Power Corp. of Canada	598,837	18,150,322
Sun Life Financial Inc.	629,930	36,326,028
Suncor Energy Inc.	1,009,875	37,890,724
TFI International Inc.	55,905	7,367,835
TMX Group Ltd.	302,271	9,355,042
Toromont Industries Ltd.	75,687	6,035,275
Tourmaline Oil Corp.	318,656	14,516,953
Wheaton Precious Metals Corp.	223,277	13,931,096
		483,376,501
Denmark — 3.2%
Carlsberg A/S, Class B	73,405	7,688,520
Security	Shares	Value
Denmark (continued)
Coloplast A/S, Class B	84,009	$9,675,109
Genmab A/S(a)	29,396	5,777,988
Novo Nordisk A/S, Class B	2,422,155	204,489,474
Pandora A/S	75,892	14,519,523
Rockwool A/S, Class B	8,395	2,972,797
Tryg A/S	396,640	8,035,350
		253,158,761
Finland — 1.0%
Elisa OYJ	225,573	9,720,755
Fortum OYJ	405,586	5,892,962
Kesko OYJ, Class B	127,489	2,445,421
Kone OYJ, Class B	513,965	26,603,309
Metso OYJ	541,230	5,372,098
Neste OYJ	730,183	9,252,355
Orion OYJ, Class B	79,227	4,301,831
UPM-Kymmene OYJ	253,706	7,481,763
Wartsila OYJ Abp	428,392	8,092,406
		79,162,900
France — 8.7%
Air Liquide SA	382,980	66,899,644
Amundi SA(b)	53,940	3,797,149
AXA SA	1,755,520	66,599,431
Bureau Veritas SA	297,516	9,297,864
Dassault Aviation SA	13,170	2,971,847
Euronext NV(b)	90,891	10,556,726
Hermes International SCA	39,737	111,766,635
La Francaise des Jeux SAEM(b)	141,873	5,390,853
Legrand SA	193,786	19,757,031
L'Oreal SA	190,051	70,515,038
LVMH Moet Hennessy Louis Vuitton SE	232,518	170,064,672
Publicis Groupe SA	253,915	27,004,345
Schneider Electric SE	403,447	102,324,102
STMicroelectronics NV	428,262	9,567,779
Thales SA	64,523	10,444,674
		686,957,790
Germany — 5.9%
Allianz SE, Registered	525,018	171,190,713
Bechtle AG	51,384	1,724,644
Beiersdorf AG	48,869	6,537,401
Brenntag SE	95,800	6,027,732
CTS Eventim AG & Co. KGaA	95,420	9,304,533
Deutsche Boerse AG	249,702	61,685,825
GEA Group AG	149,952	7,914,033
Hannover Rueck SE	76,063	20,041,748
Henkel AG & Co. KGaA	31,821	2,458,086
Knorr-Bremse AG	65,658	5,189,579
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	204,600	110,899,797
Nemetschek SE	51,009	6,094,610
Rational AG	7,135	6,340,357
Rheinmetall AG	38,870	30,389,894
Scout24 SE(b)	85,577	8,321,669
Symrise AG, Class A	62,690	6,419,082
Talanx AG(a)	62,343	5,295,463
		465,835,166
Hong Kong — 2.5%
CK Asset Holdings Ltd.	2,582,000	10,788,691
CK Infrastructure Holdings Ltd.	623,000	4,242,526
CLP Holdings Ltd.	1,578,000	13,120,410
Futu Holdings Ltd., ADR	50,072	4,839,459
Hang Seng Bank Ltd.	843,600	10,570,795
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI Intl Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Henderson Land Development Co. Ltd.	1,461,000	$4,052,045
HKT Trust & HKT Ltd., Class SS	3,373,000	4,147,042
Hong Kong & China Gas Co. Ltd.	10,185,370	7,820,217
Hong Kong Exchanges & Clearing Ltd.	2,034,400	79,625,716
Power Assets Holdings Ltd.	1,492,500	9,655,973
Sino Land Co. Ltd.	3,662,000	3,511,965
SITC International Holdings Co. Ltd.	1,441,000	3,426,959
Sun Hung Kai Properties Ltd.	1,922,000	17,181,417
Techtronic Industries Co. Ltd.	1,128,500	15,177,293
Wharf Holdings Ltd. (The)	1,346,005	3,282,138
Wharf Real Estate Investment Co. Ltd.	1,739,000	4,327,377
		195,770,023
Ireland — 0.2%
AIB Group PLC	1,552,073	9,126,496
Kingspan Group PLC	116,140	8,056,827
		17,183,323
Israel — 0.8%
Bank Hapoalim BM	1,427,527	18,313,299
Bank Leumi Le-Israel BM	1,405,520	17,589,965
Check Point Software Technologies Ltd.(a)	104,653	22,816,447
Mizrahi Tefahot Bank Ltd.	156,457	7,447,121
		66,166,832
Italy — 2.1%
Ferrari NV	162,238	69,605,733
FinecoBank Banca Fineco SpA	1,021,529	19,393,882
Generali	966,766	30,611,195
Moncler SpA	226,399	14,331,704
Prysmian SpA	175,750	12,225,004
Recordati Industria Chimica e Farmaceutica SpA	53,988	3,280,534
Terna - Rete Elettrica Nazionale	1,081,281	8,919,398
Unipol Gruppo SpA	537,001	7,276,745
		165,644,195
Japan — 13.0%
Advantest Corp.	481,400	26,615,249
Bandai Namco Holdings Inc.	443,300	10,995,626
Capcom Co. Ltd.	475,100	10,847,569
Chugai Pharmaceutical Co. Ltd.	409,100	17,638,351
Daifuku Co. Ltd.	261,500	5,367,119
Daito Trust Construction Co. Ltd.	152,100	16,297,909
Daiwa House Industry Co. Ltd.	931,200	29,336,288
Disco Corp.	95,500	27,639,914
Fast Retailing Co. Ltd.	174,200	57,374,010
Fuji Electric Co. Ltd.	91,600	4,364,276
Hitachi Ltd.	2,830,600	71,162,466
Hoya Corp.	203,200	27,286,884
Japan Exchange Group Inc.	1,515,800	16,016,231
Japan Real Estate Investment Corp.	7,995	5,632,659
Japan Tobacco Inc.	527,900	13,448,686
KDDI Corp.	1,592,300	53,049,053
Kikkoman Corp.	365,600	3,826,458
Kobe Bussan Co. Ltd.	88,500	2,011,121
Konami Group Corp.	110,000	10,125,836
Lasertec Corp.	108,600	11,294,774
M3 Inc.	184,200	1,671,805
McDonald's Holdings Co. Japan Ltd.	71,100	2,681,014
MonotaRO Co. Ltd.	311,300	5,363,267
MS&AD Insurance Group Holdings Inc.	1,740,700	36,091,494
Nexon Co. Ltd.	297,100	3,859,612
Nintendo Co. Ltd.	1,273,600	83,554,076
Nippon Building Fund Inc.	8,697	6,925,301
Nippon Telegraph & Telephone Corp.	26,206,800	25,799,298
Security	Shares	Value
Japan (continued)
Nissin Foods Holdings Co. Ltd.	101,600	$2,271,767
Nitori Holdings Co. Ltd.	56,800	6,651,539
Nitto Denko Corp.	461,300	8,183,087
Nomura Research Institute Ltd.	256,200	8,656,286
Obic Co. Ltd.	216,300	6,459,855
Ono Pharmaceutical Co. Ltd.	184,500	1,919,421
Oracle Corp./Japan	54,000	4,929,649
Osaka Gas Co. Ltd.	294,100	5,782,219
Pan Pacific International Holdings Corp.	289,800	8,068,417
Recruit Holdings Co. Ltd.	1,188,700	82,961,949
SCREEN Holdings Co. Ltd.	58,000	4,041,575
Secom Co. Ltd.	273,200	9,193,489
Sekisui Chemical Co. Ltd.	248,000	4,110,000
Sekisui House Ltd.	393,500	9,043,799
SG Holdings Co. Ltd.	219,000	2,063,949
Shin-Etsu Chemical Co. Ltd.	1,123,100	34,818,583
Shionogi & Co. Ltd.	292,900	4,306,832
SMC Corp.	36,700	13,886,775
Sompo Holdings Inc.	1,116,600	31,137,565
Subaru Corp.	396,100	6,899,824
Toho Co. Ltd./Tokyo	110,700	4,988,911
Tokio Marine Holdings Inc.	2,765,200	91,205,543
Tokyo Electron Ltd.	417,700	70,459,250
Unicharm Corp.	595,200	4,648,400
ZOZO Inc.	192,100	6,301,350
		1,019,266,380
Netherlands — 7.2%
Adyen NV(a)(b)	36,298	58,589,223
ASM International NV	30,901	17,928,249
ASML Holding NV	519,004	383,940,001
ASR Nederland NV	123,981	6,109,413
BE Semiconductor Industries NV	85,114	10,854,706
IMCD NV	36,945	5,785,600
Randstad NV	89,162	3,849,125
Universal Music Group NV	1,400,167	39,053,778
Wolters Kluwer NV	241,994	43,961,116
		570,071,211
New Zealand — 0.0%
Mercury NZ Ltd.	457,546	1,626,717
Norway — 0.6%
Aker BP ASA	311,520	6,502,181
Equinor ASA	739,538	17,810,865
Gjensidige Forsikring ASA	303,940	6,235,245
Kongsberg Gruppen ASA	111,327	13,214,850
Orkla ASA	355,126	3,297,712
		47,060,853
Portugal — 0.1%
Jeronimo Martins SGPS SA	164,103	3,243,082
Singapore — 1.9%
CapitaLand Ascendas REIT	4,039,100	7,657,516
DBS Group Holdings Ltd.	2,024,980	66,281,489
Oversea-Chinese Banking Corp. Ltd.	3,883,100	49,528,069
Sembcorp Industries Ltd.	836,400	3,421,274
Singapore Exchange Ltd.	1,676,700	15,086,053
Singapore Technologies Engineering Ltd.	1,027,300	3,646,124
Yangzijiang Shipbuilding Holdings Ltd.	2,868,900	6,424,839
		152,045,364
Spain — 2.4%
Iberdrola SA	6,355,990	89,820,061
Iberdrola SA, NVS	109,586	1,548,621
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI Intl Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Spain (continued)
Industria de Diseno Textil SA	1,458,544	$79,170,685
Redeia Corp. SA	120,954	2,034,581
Repsol SA	1,240,396	14,415,746
		186,989,694
Sweden — 4.6%
AddTech AB, Class B	250,595	7,314,407
Alfa Laval AB	242,723	10,819,768
Assa Abloy AB, Class B	798,719	24,469,800
Atlas Copco AB, Class A	3,601,898	60,172,430
Atlas Copco AB, Class B	2,076,881	30,876,157
Boliden AB	164,358	4,936,540
Epiroc AB, Class A	661,191	12,599,923
Epiroc AB, Class B	425,929	7,110,629
EQT AB	374,002	12,211,367
Essity AB, Class B	306,368	7,759,004
Evolution AB(b)	222,827	17,095,200
Industrivarden AB, Class A	137,410	4,878,840
Industrivarden AB, Class C	205,311	7,254,685
Indutrade AB	246,683	6,790,983
Investment AB Latour, Class B	107,672	2,815,155
Investor AB, Class B	2,295,189	65,358,293
Lifco AB, Class B	208,706	6,843,866
Sandvik AB	831,751	17,161,517
SKF AB, Class B	245,429	4,957,120
Volvo AB, Class A	203,053	5,601,319
Volvo AB, Class B	1,532,686	42,230,716
		359,257,719
Switzerland — 14.9%
ABB Ltd., Registered	1,904,578	103,708,809
Baloise Holding AG, Registered	42,438	7,743,697
BKW AG	24,554	4,189,134
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	622	7,144,968
Chocoladefabriken Lindt & Spruengli AG, Registered	51	5,772,316
Cie Financiere Richemont SA, Class A, Registered	403,658	78,034,571
EMS-Chemie Holding AG, Registered	6,937	4,910,670
Geberit AG, Registered	43,817	24,439,736
Givaudan SA, Registered	7,090	31,037,969
Helvetia Holding AG, Registered	35,062	6,118,150
Holcim AG	304,839	30,552,165
Kuehne + Nagel International AG, Registered	63,667	14,467,232
Logitech International SA, Registered	194,907	19,294,069
Nestle SA, Registered	2,168,209	184,169,025
Novartis AG, Registered	1,346,930	140,992,268
Partners Group Holding AG	43,314	65,800,432
Roche Holding AG, Bearer	25,624	8,521,408
Roche Holding AG, NVS	547,443	172,100,588
Schindler Holding AG, Participation Certificates, NVS	41,099	11,875,880
Schindler Holding AG, Registered	21,994	6,185,536
Sika AG, Registered	108,885	27,652,855
Sonova Holding AG, Registered	30,548	10,657,685
Straumann Holding AG	89,679	12,717,885
Swiss Re AG	308,273	47,063,206
Swisscom AG, Registered	28,427	15,996,983
VAT Group AG(b)	34,396	13,213,556
Zurich Insurance Group AG	199,757	121,045,655
		1,175,406,448
United Kingdom — 17.8%
3i Group PLC	882,173	42,382,511
Admiral Group PLC	455,995	15,235,015
Ashtead Group PLC	340,363	22,182,103
Security	Shares	Value
United Kingdom (continued)
AstraZeneca PLC	1,058,137	$148,536,573
Auto Trader Group PLC(b)	1,718,866	16,741,504
Aviva PLC	2,228,736	14,126,948
BAE Systems PLC	2,507,272	37,900,486
Berkeley Group Holdings PLC	78,727	3,766,679
BP PLC	12,091,683	62,553,808
Bunzl PLC	299,661	12,755,568
Coca-Cola HBC AG, Class DI	121,590	4,220,918
Compass Group PLC	1,359,621	46,844,881
Croda International PLC	71,855	2,959,645
Diageo PLC	1,601,619	47,712,892
Experian PLC	901,029	44,384,348
GSK PLC	2,999,289	52,246,346
Halma PLC	252,911	9,474,368
Hargreaves Lansdown PLC	755,932	10,301,764
Hikma Pharmaceuticals PLC	101,564	2,886,296
Imperial Brands PLC	708,038	23,880,453
Intertek Group PLC	177,777	11,212,138
JD Sports Fashion PLC	2,154,371	2,364,205
Land Securities Group PLC	822,691	5,933,171
London Stock Exchange Group PLC	509,612	75,834,322
Mondi PLC, NVS	261,508	4,070,557
National Grid PLC	3,584,490	43,484,334
Next PLC	129,304	15,892,704
Persimmon PLC	201,343	3,144,050
Prudential PLC	2,104,821	17,516,176
Reckitt Benckiser Group PLC	529,605	35,022,111
RELX PLC	2,021,770	100,393,868
Rio Tinto PLC	938,949	56,545,282
Sage Group PLC (The)	1,063,990	17,682,958
Schroders PLC	979,789	4,278,741
Segro PLC	1,528,476	13,514,128
Shell PLC	5,520,022	181,248,426
Smiths Group PLC	276,183	7,034,431
Spirax Group PLC	56,484	5,615,807
SSE PLC	1,202,310	24,221,154
Unilever PLC	2,187,230	125,278,013
Wise PLC, Class A(a)	1,280,235	17,638,446
WPP PLC	1,308,520	12,438,982
		1,401,457,110
Total Common Stocks — 99.2% (Cost: $6,639,128,250)		7,816,111,673
Preferred Stocks
Germany — 0.2%
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	109,625	6,979,741
Henkel AG & Co. KGaA, Preference Shares, NVS	91,747	8,015,922
		14,995,663
Total Preferred Stocks — 0.2% (Cost: $20,186,058)		14,995,663
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI Intl Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Warrants
Canada — 0.0%
Constellation Software Inc. (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(c)	15,091	$—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.4% (Cost: $6,659,314,308)		7,831,107,336
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(d)(e)	2,430,000	2,430,000
Total Short-Term Securities — 0.1% (Cost: $2,430,000)		2,430,000
Total Investments — 99.5% (Cost: $6,661,744,308)		7,833,537,336
Other Assets Less Liabilities — 0.5%		42,427,018
Net Assets — 100.0%		$7,875,964,354

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$9,390,242	$—	$(9,390,885)(b)	$662	$(19)	$—	—	$19,074 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,180,000	250,000 (b)	—	—	—	2,430,000	2,430,000	44,115	—
				$662	$(19)	$2,430,000		$63,189	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	42	03/13/25	$7,513	$83,164
SPI 200 Index	51	03/20/25	6,743	173,507
Euro STOXX 50 Index	356	03/21/25	19,453	986,013
FTSE 100 Index	89	03/21/25	9,509	271,773
				$1,514,457
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI Intl Quality Factor ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,514,457	$—	$—	$—	$1,514,457

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$937,028	$—	$—	$—	$937,028
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$1,161,298	$—	$—	$—	$1,161,298
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$46,956,304
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$591,387,067	$7,224,724,606	$—	$7,816,111,673
Preferred Stocks	8,015,922	6,979,741	—	14,995,663
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	2,430,000	—	—	2,430,000
	$601,832,989	$7,231,704,347	$—	$7,833,537,336
Derivative Financial Instruments(a)
Assets
Equity Contracts	$173,507	$1,340,950	$—	$1,514,457

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
12

Schedule of Investments (unaudited)
January 31, 2025
iShares® MSCI Intl Value Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.8%
BHP Group Ltd.	590,814	$14,510,205
BlueScope Steel Ltd.	114,330	1,492,954
Fortescue Ltd.	272,163	3,187,401
Qantas Airways Ltd.(a)	290,807	1,685,186
Rio Tinto Ltd.	48,144	3,467,375
Santos Ltd.	316,214	1,369,192
Sonic Healthcare Ltd.	83,371	1,464,640
South32 Ltd.	777,489	1,596,456
Vicinity Ltd.	985,891	1,336,150
Woodside Energy Group Ltd.	176,989	2,697,451
		32,807,010
Austria — 0.3%
Erste Group Bank AG	78,277	4,812,378
OMV AG	36,013	1,482,994
		6,295,372
Belgium — 0.7%
Ageas SA	38,526	1,984,611
Anheuser-Busch InBev SA	161,575	7,961,830
Groupe Bruxelles Lambert NV	11,096	770,284
KBC Group NV	19,379	1,486,519
Syensqo SA	15,177	1,195,852
		13,399,096
Canada — 2.9%
Air Canada(a)	73,059	985,783
AltaGas Ltd.	52,398	1,209,226
Canadian Tire Corp. Ltd., Class A, NVS	9,822	1,105,773
CGI Inc.	42,140	4,967,727
Empire Co. Ltd., NVS	37,297	1,096,827
Fairfax Financial Holdings Ltd.	3,704	4,985,714
George Weston Ltd.	7,538	1,165,178
iA Financial Corp. Inc.	12,687	1,171,584
Kinross Gold Corp.	169,325	1,907,215
Lundin Mining Corp.	98,677	779,449
Magna International Inc.	74,041	2,935,454
Manulife Financial Corp.	295,616	8,839,902
Metro Inc./CN	28,484	1,779,772
Nutrien Ltd.	101,180	5,222,081
Onex Corp.	17,560	1,346,829
Open Text Corp.	152,342	4,482,158
Power Corp. of Canada	88,546	2,683,766
Quebecor Inc., Class B	21,416	475,371
Rogers Communications Inc., Class B, NVS	51,179	1,405,763
Saputo Inc.	53,420	887,668
Teck Resources Ltd., Class B	64,210	2,623,007
West Fraser Timber Co. Ltd.	10,726	929,978
		52,986,225
Denmark — 0.6%
AP Moller - Maersk A/S, Class A	1,501	2,172,164
AP Moller - Maersk A/S, Class B, NVS	2,611	3,856,128
Danske Bank A/S	149,535	4,464,754
		10,493,046
Finland — 1.2%
Fortum OYJ	60,143	873,848
Nokia OYJ	3,175,903	14,975,797
Nordea Bank Abp	310,711	3,695,613
Stora Enso OYJ, Class R	104,359	1,155,803
UPM-Kymmene OYJ	44,939	1,325,246
		22,026,307
Security	Shares	Value
France — 11.7%
Alstom SA(a)	124,711	$2,468,391
ArcelorMittal SA	258,332	6,438,958
Arkema SA	14,368	1,145,126
AXA SA	242,491	9,199,418
BNP Paribas SA	338,005	23,089,010
Bollore SE	151,124	892,841
Bouygues SA	84,453	2,684,455
Capgemini SE	46,146	8,385,481
Carrefour SA	290,166	4,134,107
Cie de Saint-Gobain SA	146,827	13,768,467
Cie Generale des Etablissements Michelin SCA	154,060	5,357,745
Covivio SA/France	7,605	404,154
Credit Agricole SA	334,846	5,040,902
Danone SA	86,710	6,073,597
Eiffage SA	29,747	2,657,504
Engie SA	561,198	9,264,190
Eurazeo SE	11,092	915,680
Eurofins Scientific SE	15,595	836,675
Ipsen SA	9,533	1,176,768
Klepierre SA	34,823	1,036,726
Orange SA	600,403	6,457,037
Publicis Groupe SA	35,013	3,723,699
Renault SA	116,931	6,002,972
Rexel SA	54,973	1,455,349
Sanofi SA	344,095	37,396,946
Societe Generale SA	381,360	12,344,637
STMicroelectronics NV	314,898	7,035,120
Teleperformance SE	23,626	2,212,379
TotalEnergies SE	343,022	19,872,002
Unibail-Rodamco-Westfield, New	19,416	1,625,635
Vinci SA	121,300	13,126,222
		216,222,193
Germany — 10.4%
BASF SE	167,152	8,053,000
Bayer AG, Registered	542,871	12,147,624
Bayerische Motoren Werke AG	129,123	10,486,027
Bechtle AG	11,257	377,828
Brenntag SE	15,169	954,433
Commerzbank AG	338,151	6,529,374
Continental AG	35,242	2,504,759
Daimler Truck Holding AG	168,123	7,403,706
Deutsche Bank AG, Registered	872,656	17,080,351
Deutsche Lufthansa AG, Registered(b)	404,167	2,621,736
Deutsche Post AG, Registered	195,531	7,039,666
Deutsche Telekom AG, Registered	576,913	19,354,831
E.ON SE	348,079	4,122,931
Evonik Industries AG	47,442	890,860
Fresenius Medical Care AG & Co. KGaA	88,772	4,409,731
Fresenius SE & Co. KGaA(a)	206,154	7,888,589
Heidelberg Materials AG	40,848	5,747,967
Henkel AG & Co. KGaA	27,352	2,112,868
Infineon Technologies AG	371,414	12,211,535
Mercedes-Benz Group AG	291,412	17,729,546
Merck KGaA	22,954	3,464,963
RWE AG	183,614	5,689,968
Siemens AG, Registered	120,995	25,938,431
Siemens Energy AG(a)	129,084	7,680,148
Talanx AG(a)	9,908	841,593
		193,282,465
Hong Kong — 2.0%
BOC Hong Kong Holdings Ltd.	935,000	3,039,435
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI Intl Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
CK Hutchison Holdings Ltd.	2,024,000	$10,192,236
CK Infrastructure Holdings Ltd.	142,500	970,401
Henderson Land Development Co. Ltd.	132,000	366,098
Hongkong Land Holdings Ltd.	276,800	1,204,473
Jardine Matheson Holdings Ltd.	116,300	4,684,624
MTR Corp. Ltd.	400,000	1,253,971
Power Assets Holdings Ltd.	232,000	1,500,962
Sino Land Co. Ltd.	1,810,000	1,735,843
SITC International Holdings Co. Ltd.	446,000	1,060,669
Sun Hung Kai Properties Ltd.	519,500	4,643,989
Swire Pacific Ltd., Class A	195,000	1,693,516
WH Group Ltd.(c)	4,560,000	3,557,231
Wharf Real Estate Investment Co. Ltd.	259,000	644,503
		36,547,951
Ireland — 0.3%
AIB Group PLC	458,769	2,697,652
Bank of Ireland Group PLC	311,280	3,092,935
		5,790,587
Israel — 1.5%
Bank Hapoalim BM	306,009	3,925,694
Bank Leumi Le-Israel BM	392,787	4,915,696
Check Point Software Technologies Ltd.(a)	17,447	3,803,795
ICL Group Ltd.	187,366	1,114,009
Isracard Ltd.	1	4
Israel Discount Bank Ltd., Class A	331,585	2,424,315
Mizrahi Tefahot Bank Ltd.	24,662	1,173,875
Nice Ltd.(a)	6,384	1,067,108
Teva Pharmaceutical Industries Ltd., ADR(a)	521,952	9,254,209
		27,678,705
Italy — 4.2%
Banco BPM SpA	340,867	2,996,288
BPER Banca SpA	173,587	1,182,508
Enel SpA	1,570,536	11,162,880
Eni SpA	459,429	6,468,040
Intesa Sanpaolo SpA	2,983,925	12,915,415
Leonardo SpA	90,056	2,813,487
Mediobanca Banca di Credito Finanziario SpA	93,747	1,532,510
Nexi SpA(a)(c)	145,128	737,010
Stellantis NV	1,288,997	17,210,545
Telecom Italia SpA/Milano(a)(b)	3,733,322	1,024,748
Tenaris SA, NVS	72,843	1,376,675
UniCredit SpA	393,413	18,066,809
Unipol Gruppo SpA	46,190	625,907
		78,112,822
Japan — 29.3%
AGC Inc.	74,500	2,152,255
Aisin Corp.	156,400	1,769,135
ANA Holdings Inc.	52,700	988,602
Asahi Group Holdings Ltd.	432,200	4,681,303
Asahi Kasei Corp.	300,200	2,038,849
Astellas Pharma Inc.	289,500	2,806,419
Bridgestone Corp.	120,500	4,322,443
Brother Industries Ltd.	140,100	2,468,555
Canon Inc.	474,000	15,276,511
Central Japan Railway Co.	346,700	6,430,171
Chiba Bank Ltd. (The)	100,600	856,774
Chubu Electric Power Co. Inc.	319,600	3,329,549
Concordia Financial Group Ltd.	199,800	1,160,124
Dai Nippon Printing Co. Ltd.	127,400	1,882,894
Daito Trust Construction Co. Ltd.	37,400	4,007,507
Daiwa House Industry Co. Ltd.	204,200	6,433,065
Security	Shares	Value
Japan (continued)
Denso Corp.	313,700	$4,341,135
Dentsu Group Inc.	36,200	838,644
East Japan Railway Co.	163,300	2,907,284
ENEOS Holdings Inc.	532,800	2,678,554
Fuji Electric Co. Ltd.	24,700	1,176,830
FUJIFILM Holdings Corp.	475,900	10,484,599
Fujitsu Ltd.	447,100	8,646,805
Hankyu Hanshin Holdings Inc.	62,100	1,580,109
Hikari Tsushin Inc.	2,700	616,756
Hitachi Construction Machinery Co. Ltd.	43,100	1,032,017
Honda Motor Co. Ltd.	1,547,400	14,646,366
Hulic Co. Ltd.	241,200	2,125,824
Idemitsu Kosan Co. Ltd.	159,800	1,066,531
Inpex Corp.	232,400	2,773,473
Isuzu Motors Ltd.	151,900	2,042,201
ITOCHU Corp.	309,900	14,269,051
Japan Airlines Co. Ltd.	43,800	718,657
Japan Post Bank Co. Ltd.	311,600	3,223,161
Japan Post Holdings Co. Ltd.	504,200	5,265,868
Japan Post Insurance Co. Ltd.	40,200	783,403
Japan Real Estate Investment Corp.	1,378	970,832
Japan Tobacco Inc.	255,000	6,496,334
JFE Holdings Inc.	285,100	3,297,021
Kajima Corp.	136,800	2,432,450
Kansai Electric Power Co. Inc. (The)	281,400	3,104,623
Kawasaki Kisen Kaisha Ltd.	182,500	2,309,486
KDDI Corp.	275,300	9,171,892
Kirin Holdings Co. Ltd.	179,300	2,268,840
Komatsu Ltd.	289,100	8,720,194
Kubota Corp.	274,200	3,439,380
Kyocera Corp.	696,400	7,228,487
Kyowa Kirin Co. Ltd.	43,100	642,263
LY Corp.	440,800	1,287,545
Makita Corp.	31,600	934,490
Marubeni Corp.	598,200	8,893,773
MEIJI Holdings Co. Ltd.	53,300	1,073,251
Minebea Mitsumi Inc.	78,500	1,259,822
Mitsubishi Chemical Group Corp.	388,400	1,983,814
Mitsubishi Corp.	1,034,200	16,494,684
Mitsubishi Electric Corp.	435,300	7,134,987
Mitsubishi Estate Co. Ltd.	326,500	4,744,369
Mitsubishi HC Capital Inc.	157,000	1,044,063
Mitsubishi UFJ Financial Group Inc.	1,688,900	21,358,489
Mitsui & Co. Ltd.	844,300	16,710,374
Mitsui Chemicals Inc.	48,900	1,072,350
Mitsui OSK Lines Ltd.	190,700	6,480,504
Mizuho Financial Group Inc.	491,670	13,538,531
Murata Manufacturing Co. Ltd.	473,000	7,431,205
NEC Corp.	86,700	8,598,804
Nippon Building Fund Inc.	1,976	1,573,461
Nippon Steel Corp.	380,500	7,898,790
Nippon Telegraph & Telephone Corp.	6,729,400	6,624,761
Nippon Yusen KK	253,900	7,968,278
Nissan Motor Co. Ltd.	1,311,700	3,589,369
Nomura Holdings Inc.	665,400	4,326,021
NTT Data Group Corp.	167,200	3,244,783
Obayashi Corp.	195,700	2,628,275
Ono Pharmaceutical Co. Ltd.	139,200	1,448,148
ORIX Corp.	209,600	4,427,344
Osaka Gas Co. Ltd.	109,100	2,144,985
Otsuka Holdings Co. Ltd.	106,400	5,555,908
Panasonic Holdings Corp.	737,300	7,523,201
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI Intl Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Renesas Electronics Corp.	761,800	$10,203,908
Resona Holdings Inc.	321,000	2,382,604
Ricoh Co. Ltd.	333,900	3,829,271
SBI Holdings Inc.	51,100	1,473,051
SCREEN Holdings Co. Ltd.	11,800	822,251
SCSK Corp.	35,500	786,008
Secom Co. Ltd.	63,300	2,130,117
Seiko Epson Corp.	172,100	3,110,067
Sekisui Chemical Co. Ltd.	97,200	1,610,855
Sekisui House Ltd.	108,000	2,482,161
Seven & i Holdings Co. Ltd.	435,800	6,957,004
Shionogi & Co. Ltd.	221,700	3,259,900
Shizuoka Financial Group Inc., NVS	100,400	895,813
Subaru Corp.	257,200	4,480,270
Sumitomo Corp.	491,500	10,655,836
Sumitomo Electric Industries Ltd.	174,000	3,250,689
Sumitomo Metal Mining Co. Ltd.	61,100	1,395,284
Sumitomo Mitsui Financial Group Inc.	649,300	16,000,763
Sumitomo Mitsui Trust Group Inc.	132,600	3,334,268
Suntory Beverage & Food Ltd.	29,500	916,339
Suzuki Motor Corp.	324,500	3,883,029
Taisei Corp.	43,500	1,824,935
Takeda Pharmaceutical Co. Ltd.	389,300	10,472,175
TDK Corp.	795,800	9,619,074
TIS Inc.	23,000	508,560
Tokyo Electric Power Co. Holdings Inc.(a)	1,020,100	2,673,409
Tokyo Gas Co. Ltd.	103,700	2,933,547
Toppan Holdings Inc.	78,900	2,214,485
Toray Industries Inc.	325,900	2,261,411
Toyota Industries Corp.	61,100	5,098,001
Toyota Motor Corp.	2,240,700	42,504,980
Toyota Tsusho Corp.	255,700	4,318,679
West Japan Railway Co.	92,800	1,707,098
Yamaha Motor Co. Ltd.	219,700	1,837,925
Yokogawa Electric Corp.	68,200	1,497,066
		544,228,438
Netherlands — 2.9%
ABN AMRO Bank NV, CVA(c)	166,820	2,798,092
Aegon Ltd.	342,255	2,234,410
AerCap Holdings NV	86,162	8,237,087
ASR Nederland NV	25,530	1,258,042
Coca-Cola Europacific Partners PLC	24,042	1,888,499
EXOR NV, NVS	19,612	1,858,204
Heineken Holding NV	12,609	760,258
ING Groep NV	737,703	12,261,278
JDE Peet's NV	37,935	662,573
Koninklijke Ahold Delhaize NV	281,297	9,968,491
Koninklijke Philips NV(a)	191,373	5,274,672
NN Group NV	111,170	5,102,285
Randstad NV	28,059	1,211,308
		53,515,199
Norway — 0.6%
Aker BP ASA	49,053	1,023,856
DNB Bank ASA	102,931	2,186,325
Equinor ASA	131,370	3,163,885
Mowi ASA	70,630	1,418,378
Norsk Hydro ASA	258,660	1,525,565
Orkla ASA	135,072	1,254,283
Yara International ASA	41,882	1,254,384
		11,826,676
Security	Shares	Value
Portugal — 0.1%
EDP SA	392,313	$1,233,500
Singapore — 0.6%
Keppel Ltd.	396,200	1,968,199
Singapore Airlines Ltd.(b)	556,600	2,596,480
Singapore Telecommunications Ltd.	1,069,900	2,614,153
Wilmar International Ltd.	975,000	2,228,910
Yangzijiang Shipbuilding Holdings Ltd.	645,600	1,445,807
		10,853,549
Spain — 3.5%
ACS Actividades de Construccion y Servicios SA	47,681	2,427,640
Banco Bilbao Vizcaya Argentaria SA	1,485,506	16,912,421
Banco de Sabadell SA	1,370,270	3,229,965
Banco Santander SA	5,437,258	27,863,248
CaixaBank SA	843,060	5,103,345
Grifols SA(a)(b)	98,121	839,487
Repsol SA	437,006	5,078,836
Telefonica SA	876,209	3,569,934
		65,024,876
Sweden — 1.9%
Boliden AB	42,355	1,272,145
Getinge AB, Class B	22,546	442,736
Industrivarden AB, Class A	40,264	1,429,602
Industrivarden AB, Class C	53,454	1,888,803
Securitas AB, Class B	143,909	1,830,959
Skanska AB, Class B	83,604	1,791,201
SKF AB, Class B	93,120	1,880,817
Svenska Handelsbanken AB, Class A	247,087	2,733,690
Swedbank AB, Class A	146,142	3,182,014
Telefonaktiebolaget LM Ericsson, Class B	1,104,262	8,314,956
Telia Co. AB	328,008	965,286
Trelleborg AB, Class B	28,177	1,060,927
Volvo AB, Class B	303,460	8,361,356
		35,154,492
Switzerland — 4.7%
Adecco Group AG, Registered	50,980	1,213,614
Holcim AG	73,780	7,394,522
Novartis AG, Registered	355,970	37,261,786
Roche Holding AG, NVS	117,635	36,981,115
Sandoz Group AG	94,149	4,507,605
Swatch Group AG (The), Bearer	4,496	832,933
		88,191,575
United Kingdom — 17.1%
3i Group PLC	210,977	10,136,033
Anglo American PLC	180,769	5,293,131
Associated British Foods PLC	91,342	2,143,299
Aviva PLC	345,901	2,192,510
Barclays PLC	6,175,628	22,633,640
Barratt Redrow PLC	241,592	1,353,329
Berkeley Group Holdings PLC	15,251	729,681
BP PLC	2,827,919	14,629,651
British American Tobacco PLC	1,076,526	42,712,175
BT Group PLC	2,792,030	4,893,455
Centrica PLC	2,349,863	4,129,897
Coca-Cola HBC AG, Class DI	36,335	1,261,346
DCC PLC	29,554	2,037,810
Endeavour Mining PLC	13,212	268,790
Glencore PLC	1,772,074	7,656,150
GSK PLC	1,137,510	19,814,943
Haleon PLC	871,004	4,059,933
Hikma Pharmaceuticals PLC	44,931	1,276,871
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI Intl Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
HSBC Holdings PLC	4,309,350	$45,007,354
Imperial Brands PLC	328,140	11,067,389
Informa PLC	189,017	2,016,888
J Sainsbury PLC	806,655	2,533,498
Kingfisher PLC	481,663	1,463,304
Lloyds Banking Group PLC	18,021,010	13,855,708
M&G PLC	303,832	782,713
Marks & Spencer Group PLC	218,577	905,478
Mondi PLC, NVS	41,981	653,464
NatWest Group PLC, NVS	1,908,313	10,174,458
Pearson PLC	76,163	1,263,603
Persimmon PLC	51,906	810,533
Phoenix Group Holdings PLC	84,721	546,027
Rio Tinto PLC	201,314	12,123,509
Shell PLC	925,926	30,402,529
Smith & Nephew PLC	198,586	2,518,294
Standard Chartered PLC	875,125	11,770,005
Taylor Wimpey PLC	663,588	982,772
Tesco PLC	1,901,716	8,752,437
Vodafone Group PLC	11,499,019	9,796,530
WPP PLC	226,942	2,157,344
		316,806,481
Total Common Stocks — 98.3% (Cost: $1,601,409,121)		1,822,476,565
Preferred Stocks
Germany — 1.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	25,640	1,948,202
Henkel AG & Co. KGaA, Preference Shares, NVS	35,024	3,060,042
Porsche Automobil Holding SE, Preference Shares, NVS	101,271	4,002,313
Volkswagen AG, Preference Shares, NVS	132,080	13,467,657
		22,478,214
Total Preferred Stocks — 1.2% (Cost: $31,696,029)		22,478,214
Security	Shares	Value
Rights
Spain — 0.0%
ACS Actividades de Construccion, (Expires 02/19/25, Strike Price EUR 0.454)(a)	47,681	$23,545
Total Rights — 0.0% (Cost: $22,514)		23,545
Total Long-Term Investments — 99.5% (Cost: $1,633,127,664)		1,844,978,324
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(d)(e)(f)	1,927,031	1,927,995
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(d)(e)	470,000	470,000
Total Short-Term Securities — 0.1% (Cost: $2,397,665)		2,397,995
Total Investments — 99.6% (Cost: $1,635,525,329)		1,847,376,319
Other Assets Less Liabilities — 0.4%		7,280,982
Net Assets — 100.0%		$1,854,657,301

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,950,313	$—	$(1,021,723)(a)	$(122)	$(473)	$1,927,995	1,927,031	$10,657 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	590,000	—	(120,000)(a)	—	—	470,000	470,000	14,929	—
				$(122)	$(473)	$2,397,995		$25,586	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI Intl Value Factor ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	15	03/13/25	$2,683	$18,331
Euro STOXX 50 Index	59	03/21/25	3,224	172,124
FTSE 100 Index	31	03/21/25	3,312	110,414
				$300,869
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$300,869	$—	$—	$—	$300,869

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$110,529	$—	$—	$—	$110,529
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$250,856	$—	$—	$—	$250,856
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$11,000,592
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$93,699,937	$1,728,776,628	$—	$1,822,476,565
Preferred Stocks	3,060,042	19,418,172	—	22,478,214
Rights	23,545	—	—	23,545
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI Intl Value Factor ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$2,397,995	$—	$—	$2,397,995
	$99,181,519	$1,748,194,800	$—	$1,847,376,319
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$300,869	$—	$300,869

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
18

Statements of Assets and Liabilities (unaudited)
January 31, 2025

	iShares MSCI Intl Momentum Factor ETF	iShares MSCI Intl Quality Factor ETF	iShares MSCI Intl Value Factor ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$2,330,133,490	$7,831,107,336	$1,844,978,324
Investments, at value—affiliated(c)	625,034	2,430,000	2,397,995
Cash	1,154	13,840	7,065
Foreign currency collateral pledged for futures contracts(d)	367,249	2,743,391	519,895
Foreign currency, at value(e)	3,381,238	16,125,579	4,836,259
Receivables:
Securities lending income—affiliated	272	1,768	1,352
Capital shares sold	—	—	10,081
Dividends—unaffiliated	1,693,429	2,313,940	2,126,800
Dividends—affiliated	2,382	5,488	1,431
Tax reclaims	1,909,350	23,308,382	2,203,871
Foreign withholding tax claims	85,268	—	—
Total assets	2,338,198,866	7,878,049,724	1,857,083,073
LIABILITIES
Collateral on securities loaned, at value	15,927	—	1,928,868
Payables:
Investment advisory fees	586,729	1,955,235	458,249
Professional fees	12,303	50,349	7,823
Variation margin on futures contracts	21,573	79,786	30,832
Total liabilities	636,532	2,085,370	2,425,772
Commitments and contingent liabilities
NET ASSETS	$2,337,562,334	$7,875,964,354	$1,854,657,301
NET ASSETS CONSIST OF
Paid-in capital	$2,051,518,305	$6,990,930,684	$1,743,187,223
Accumulated earnings	286,044,029	885,033,670	111,470,078
NET ASSETS	$2,337,562,334	$7,875,964,354	$1,854,657,301
NET ASSET VALUE
Shares outstanding	59,700,000	202,400,000	65,700,000
Net asset value	$39.16	$38.91	$28.23
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—unaffiliated	$2,030,804,797	$6,659,314,308	$1,633,127,664
(b) Securities loaned, at value	$14,436	$—	$1,783,752
(c) Investments, at cost—affiliated	$625,034	$2,430,000	$2,397,665
(d) Foreign currency collateral pledged, at cost	$373,473	$2,862,832	$533,404
(e) Foreign currency, at cost	$3,403,136	$16,081,471	$4,858,693
See notes to financial statements.
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended January 31, 2025

	iShares MSCI Intl Momentum Factor ETF	iShares MSCI Intl Quality Factor ETF	iShares MSCI Intl Value Factor ETF
INVESTMENT INCOME
Dividends—unaffiliated	$26,026,571	$69,826,947	$24,998,181
Dividends—affiliated	17,571	44,115	14,929
Interest—unaffiliated	9,963	61,727	16,057
Securities lending income—affiliated—net	3,796	19,074	10,657
Other income—unaffiliated	6,143	65,327	19,621
Foreign taxes withheld	(2,435,742)	(4,113,508)	(1,747,752)
Foreign withholding tax claims	133,901	1,444,129	1,089,211
Total investment income	23,762,203	67,347,811	24,400,904
EXPENSES
Investment advisory	3,428,132	12,086,044	2,686,247
Interest expense	17,217	—	—
Professional	16,450	55,565	117,406
Total expenses	3,461,799	12,141,609	2,803,653
Net investment income	20,300,404	55,206,202	21,597,251
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	119,266,088	(39,189,369)	12,340,692
Investments—affiliated	(378)	662	(122)
Foreign currency transactions	266,848	(905,429)	(436,685)
Futures contracts	(107,561)	937,028	110,529
In-kind redemptions—unaffiliated(a)	15,746,498	47,776,153	4,528,026
	135,171,495	8,619,045	16,542,440
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(143,831,358)	(109,812,596)	(22,304,432)
Investments—affiliated	117	(19)	(473)
Foreign currency translations	(284,793)	(1,110,469)	(278,895)
Futures contracts	233,445	1,161,298	250,856
	(143,882,589)	(109,761,786)	(22,332,944)
Net realized and unrealized loss	(8,711,094)	(101,142,741)	(5,790,504)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,589,310	$(45,936,539)	$15,806,747
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
20

Statements of Changes in Net Assets

	iShares MSCI Intl Momentum Factor ETF		iShares MSCI Intl Quality Factor ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$20,300,404	$39,371,073	$55,206,202	$188,736,809
Net realized gain	135,171,495	8,393,912	8,619,045	1,739,388
Net change in unrealized appreciation (depreciation)	(143,882,589)	291,496,305	(109,761,786)	651,543,534
Net increase (decrease) in net assets resulting from operations	11,589,310	339,261,290	(45,936,539)	842,019,731
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(34,890,334)(b)	(44,996,621)	(89,416,525)(b)	(201,150,878)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	120,213,909	428,551,206	(72,681,498)	569,492,662
NET ASSETS
Total increase (decrease) in net assets	96,912,885	722,815,875	(208,034,562)	1,210,361,515
Beginning of period	2,240,649,449	1,517,833,574	8,083,998,916	6,873,637,401
End of period	$2,337,562,334	$2,240,649,449	$7,875,964,354	$8,083,998,916

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares MSCI Intl Value Factor ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$21,597,251	$63,073,338
Net realized gain	16,542,440	52,923,168
Net change in unrealized appreciation (depreciation)	(22,332,944)	92,565,203
Net increase in net assets resulting from operations	15,806,747	208,561,709
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(35,888,724)(b)	(78,325,829)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	83,385,606	(89,955,082)
NET ASSETS
Total increase in net assets	63,303,629	40,280,798
Beginning of period	1,791,353,672	1,751,072,874
End of period	$1,854,657,301	$1,791,353,672

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
22

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI Intl Momentum Factor ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of period	$39.52	$33.73	$30.84	$39.06	$32.99	$29.44
Net investment income(a)	0.35 (b)	0.79 (b)	0.91 (b)	0.94	0.43	0.46
Net realized and unrealized gain (loss)(c)	(0.13)	5.87	2.76	(6.94)	6.09	3.52
Net increase (decrease) from investment operations	0.22	6.66	3.67	(6.00)	6.52	3.98
Distributions(d)
From net investment income	(0.58)(e)	(0.87)	(0.78)	(1.11)	(0.45)	(0.43)
From net realized gain	—	—	—	(1.11)	—	—
Total distributions	(0.58)	(0.87)	(0.78)	(2.22)	(0.45)	(0.43)
Net asset value, end of period	$39.16	$39.52	$33.73	$30.84	$39.06	$32.99
Total Return(f)
Based on net asset value	0.58%(b)(g)	19.98%(b)	12.09%(b)	(16.09)%	19.80%	13.65%
Ratios to Average Net Assets(h)
Total expenses	0.30%(i)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	1.78%(b)(i)	2.20%(b)	2.89%(b)	2.65%	1.16%	1.53%
Supplemental Data
Net assets, end of period (000)	$2,337,562	$2,240,649	$1,517,834	$823,407	$831,917	$405,753
Portfolio turnover rate(j)	73%	70%	101%	100%	104%	125%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six month period ended January 31,
2025 and for the years ended July 31, 2024 and July 31, 2023 respectively:
•  Net investment income per share by $0.00, $0.01 and $0.00.
•  Total return by 0.00%, 0.03% and 0.00%.
•  Ratio of net investment income to average net assets by 0.01%, 0.03% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Intl Quality Factor ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of period	$39.55	$36.41	$32.80	$39.29	$30.32	$29.79
Net investment income(a)	0.27 (b)	0.95 (b)	0.95	1.00	0.78	0.70
Net realized and unrealized gain (loss)(c)	(0.47)	3.19	3.45	(6.37)	8.90	0.44
Net increase (decrease) from investment operations	(0.20)	4.14	4.40	(5.37)	9.68	1.14
Distributions from net investment income(d)	(0.44)(e)	(1.00)	(0.79)	(1.12)	(0.71)	(0.61)
Net asset value, end of period	$38.91	$39.55	$36.41	$32.80	$39.29	$30.32
Total Return(f)
Based on net asset value	(0.49)%(b)(g)	11.48%(b)	13.54%	(13.78)%	32.03%	3.86%
Ratios to Average Net Assets(h)
Total expenses	0.30%(i)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	1.37%(b)(i)	2.55%(b)	2.84%	2.75%	2.18%	2.38%
Supplemental Data
Net assets, end of period (000)	$7,875,964	$8,083,999	$6,873,637	$4,021,877	$3,744,470	$1,655,632
Portfolio turnover rate(j)	9%	27%	28%	32%	37%	26%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six month period ended January 31,
2025 and for the year ended July 31, 2024 respectively:
•  Net investment income per share by $0.01 and $0.01.
•  Total return by 0.01% and 0.03%.
•  Ratio of net investment income to average net assets by 0.03% and 0.03%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
24

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Intl Value Factor ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of period	$28.57	$26.41	$22.63	$25.69	$19.05	$22.61
Net investment income(a)	0.34 (b)	0.99 (b)	1.00 (b)	0.99	0.76	0.58
Net realized and unrealized gain (loss)(c)	(0.12)	2.43	3.71	(2.99)	6.44	(3.57)
Net increase (decrease) from investment operations	0.22	3.42	4.71	(2.00)	7.20	(2.99)
Distributions from net investment income(d)	(0.56)(e)	(1.26)	(0.93)	(1.06)	(0.56)	(0.57)
Net asset value, end of period	$28.23	$28.57	$26.41	$22.63	$25.69	$19.05
Total Return(f)
Based on net asset value	0.84%(b)(g)	13.34%(b)	21.19%(b)	(8.02)%	37.95%	(13.57)%
Ratios to Average Net Assets(h)
Total expenses	0.31%(i)	0.30%	0.30%	0.30%	0.30%	0.30%
Total expenses excluding professional fees for foreign withholding tax claims	0.30%(i)	N/A	0.30%	N/A	N/A	N/A
Net investment income	2.41%(b)(i)	3.72%(b)	4.24%(b)	3.96%	3.18%	2.76%
Supplemental Data
Net assets, end of period (000)	$1,854,657	$1,791,354	$1,751,073	$1,407,888	$1,125,168	$451,494
Portfolio turnover rate(j)	7%	16%	14%	17%	24%	18%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six month period ended January 31,
2025 and for the year ended July 31, 2024 and July 31, 2023 respectively:
•  Net investment income per share by $0.02, $0.00 and $0.01.
•  Total return by 0.06%, 0.02% and 0.03%.
•  Ratio of net investment income to average net assets by 0.11%, 0.02% and 0.03%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI Intl Momentum Factor	Diversified
MSCI Intl Quality Factor	Diversified
MSCI Intl Value Factor	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
Certain Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Notes to Financial Statements
26

Notes to Financial Statements (unaudited) (continued)
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Company (the “Board”) of each Fund has approved the designation of BFAFunds' as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
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2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Intl Momentum Factor
Citigroup Global Markets, Inc.	$14,436	$(14,436)	$—	$—
MSCI Intl Value Factor
J.P. Morgan Securities LLC	$794,629	$(794,629)	$—	$—
Morgan Stanley	964,399	(964,399)	—	—
UBS AG	24,724	(24,724)	—	—
	$1,783,752	$(1,783,752)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss
Notes to Financial Statements
28

Notes to Financial Statements (unaudited) (continued)
if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
MSCI Intl Momentum Factor	0.30%
MSCI Intl Quality Factor	0.30
MSCI Intl Value Factor	0.30
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
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2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI Intl Momentum Factor	$1,444
MSCI Intl Quality Factor	6,329
MSCI Intl Value Factor	3,279
Trustees and Officers: Certain trustees and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended January 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Intl Momentum Factor	$294,614,179	$207,335,128	$11,184,835
MSCI Intl Quality Factor	295,440,030	182,182,308	(17,538,628)
MSCI Intl Value Factor	82,025,815	51,750,449	6,680,728
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended January 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI Intl Momentum Factor	$1,682,081,289	$1,666,621,394
MSCI Intl Quality Factor	727,814,507	758,059,116
MSCI Intl Value Factor	136,382,842	121,050,284
For the six months ended January 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI Intl Momentum Factor	$157,363,058	$68,028,230
MSCI Intl Quality Factor	73,019,662	154,276,234
MSCI Intl Value Factor	73,905,892	18,818,571
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
Notes to Financial Statements
30

Notes to Financial Statements (unaudited) (continued)
As of July 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
MSCI Intl Momentum Factor	$(132,143,066)
MSCI Intl Quality Factor	(244,931,469)
MSCI Intl Value Factor	(76,001,038)
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of January 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Intl Momentum Factor	$2,053,435,472	$347,781,793	$(70,247,778)	$277,534,015
MSCI Intl Quality Factor	6,713,768,635	1,484,217,746	(362,934,588)	1,121,283,158
MSCI Intl Value Factor	1,679,854,457	334,102,307	(166,279,576)	167,822,731
9. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
31
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 01/31/25		Year Ended 07/31/24
iShares ETF	Shares	Amount	Shares	Amount
MSCI Intl Momentum Factor
Shares sold	4,800,000	$188,711,840	11,700,000	$428,551,206
Shares redeemed	(1,800,000)	(68,497,931)	—	—
	3,000,000	$120,213,909	11,700,000	$428,551,206
Notes to Financial Statements
32

Notes to Financial Statements (unaudited) (continued)
	Six Months Ended 01/31/25		Year Ended 07/31/24
iShares ETF	Shares	Amount	Shares	Amount
MSCI Intl Quality Factor
Shares sold	2,000,000	$82,106,635	19,100,000	$707,357,611
Shares redeemed	(4,000,000)	(154,788,133)	(3,500,000)	(137,864,949)
	(2,000,000)	$(72,681,498)	15,600,000	$569,492,662
MSCI Intl Value Factor
Shares sold	3,700,000	$102,335,531	4,300,000	$116,907,773
Shares redeemed	(700,000)	(18,949,925)	(7,900,000)	(206,862,855)
	3,000,000	$83,385,606	(3,600,000)	$(89,955,082)
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. FOREIGN WITHHOLDING TAX CLAIMS
iShares MSCI Intl Momentum Factor ETF has filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities.  Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Based upon the Fund's evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries' tax claim receivables and related liabilities are disclosed in the Statement of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of January 31, 2025, is $84,419 or $0.00 per share.
The Internal Revenue Service ("IRS") has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which each of the iShares MSCI Intl Momentum Factor ETF,  iShares MSCI Intl Quality Factor ETF and iShares MSCI Intl Value Factor ETF are able to pass through to shareholders as a foreign tax credit in the current year,  each of the Funds will be able to offset the prior years' withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
33
2025 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
34

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
35
2025 iShares Semi-Annual Financial Statements and Additional Information

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

January 31, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares MSCI ACWI ETF | ACWI | NASDAQ
• iShares MSCI ACWI Low Carbon Target ETF | CRBN | NYSE Arca
• iShares MSCI All Country Asia ex Japan ETF | AAXJ | NASDAQ
• iShares MSCI Europe Financials ETF | EUFN | NASDAQ
• iShares MSCI Europe Small-Cap ETF | IEUS | NASDAQ
• iShares MSCI Kokusai ETF | TOK | NYSE Arca

2

Schedule of Investments (unaudited)
January 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.5%
ANZ Group Holdings Ltd.	732,593	$13,833,971
APA Group	315,171	1,329,150
Aristocrat Leisure Ltd.	144,166	6,703,661
ASX Ltd.	50,536	1,981,489
BHP Group Ltd.	1,233,585	30,296,456
BlueScope Steel Ltd.	110,354	1,441,034
Brambles Ltd.	351,434	4,294,695
CAR Group Ltd.	80,481	2,005,538
Cochlear Ltd.	17,628	3,469,571
Coles Group Ltd.	321,004	3,869,370
Commonwealth Bank of Australia	406,802	40,144,113
Computershare Ltd.	149,619	3,252,425
CSL Ltd.	120,244	20,759,257
Endeavour Group Ltd./Australia	334,476	872,476
Fortescue Ltd.	407,832	4,776,271
Goodman Group	420,568	9,378,731
GPT Group (The)	590,150	1,675,345
Insurance Australia Group Ltd.	532,087	3,017,599
James Hardie Industries PLC(a)	109,857	3,692,410
Lottery Corp. Ltd. (The)	495,464	1,540,313
Macquarie Group Ltd.	87,645	12,965,547
Medibank Pvt Ltd.	766,414	1,889,758
Mineral Resources Ltd.	41,030	875,313
Mirvac Group	1,189,183	1,438,580
National Australia Bank Ltd.	752,572	18,544,615
Northern Star Resources Ltd.	305,079	3,228,871
Orica Ltd.	124,985	1,354,839
Origin Energy Ltd.	419,435	2,705,092
Pro Medicus Ltd.(b)	14,029	2,400,864
Qantas Airways Ltd.(a)	240,341	1,392,743
QBE Insurance Group Ltd.	371,462	4,794,740
Ramsay Health Care Ltd.	48,367	1,004,758
REA Group Ltd.	11,905	1,825,967
Reece Ltd.	69,299	1,015,231
Rio Tinto Ltd.	81,526	5,871,578
Santos Ltd.	817,010	3,537,616
Scentre Group	1,273,813	2,882,728
SEEK Ltd.	104,051	1,462,931
SGH Ltd.	41,159	1,214,321
Sonic Healthcare Ltd.	108,097	1,899,020
South32 Ltd.	1,182,672	2,428,437
Stockland	626,150	1,983,646
Suncorp Group Ltd.	285,564	3,661,226
Telstra Group Ltd.	910,955	2,223,997
Transurban Group	718,276	5,916,493
Treasury Wine Estates Ltd.	211,401	1,402,432
Vicinity Ltd.	1,023,740	1,387,445
Washington H Soul Pattinson & Co. Ltd.	59,983	1,265,617
Wesfarmers Ltd.	281,177	13,244,666
Westpac Banking Corp.	843,279	17,497,054
WiseTech Global Ltd.	42,752	3,236,442
Woodside Energy Group Ltd.	466,092	7,103,607
Woolworths Group Ltd.	286,105	5,379,204
Xero Ltd.(a)	35,182	3,959,912
		301,329,165
Austria — 0.0%
Erste Group Bank AG	79,091	4,862,422
OMV AG	37,069	1,526,479
Verbund AG	17,981	1,382,224
		7,771,125
Security	Shares	Value
Belgium — 0.2%
Ageas SA	43,493	$2,240,479
Anheuser-Busch InBev SA	214,002	10,545,242
Argenx SE(a)	14,300	9,439,961
D'ieteren Group	5,835	978,746
Elia Group SA	9,522	642,555
Groupe Bruxelles Lambert NV	25,398	1,763,128
KBC Group NV	59,539	4,567,103
Lotus Bakeries NV	111	1,184,028
Sofina SA	3,672	915,234
Syensqo SA	15,791	1,244,231
UCB SA	29,877	5,812,668
Warehouses De Pauw CVA	53,756	1,154,679
		40,488,054
Brazil — 0.3%
Ambev SA	1,091,906	2,073,931
B3 SA - Brasil Bolsa Balcao	1,435,117	2,747,916
Banco Bradesco SA	239,546	451,707
Banco BTG Pactual SA	318,459	1,774,832
Banco do Brasil SA	399,332	1,891,413
BB Seguridade Participacoes SA	187,167	1,234,318
BRF SA	102,366	383,431
CCR SA	363,928	699,329
Centrais Eletricas Brasileiras SA	356,032	2,198,680
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	97,884	1,583,985
Cia. Siderurgica Nacional SA	191,583	297,994
Cosan SA	360,842	477,908
Embraer SA(a)	172,109	1,758,183
Energisa SA	20,142	136,691
Engie Brasil Energia SA	54,547	343,483
Equatorial Energia SA	338,667	1,747,215
Hapvida Participacoes e Investimentos SA(a)(c)	1,242,939	514,697
Hypera SA	115,994	362,825
Inter & Co. Inc., Class A, NVS	59,035	308,753
JBS SA	215,556	1,307,194
Klabin SA	222,747	855,305
Localiza Rent a Car SA	190,867	1,008,216
Natura & Co. Holding SA	272,095	587,579
NU Holdings Ltd./Cayman Islands, Class A(a)	726,540	9,619,390
Petroleo Brasileiro SA	857,214	6,109,284
PRIO SA	163,838	1,149,155
Raia Drogasil SA	326,984	1,180,019
Rede D'Or Sao Luiz SA(c)	156,773	749,789
Rumo SA	339,076	1,067,581
StoneCo Ltd., Class A(a)(b)	61,455	563,542
Suzano SA	171,032	1,825,321
Telefonica Brasil SA	121,610	1,079,373
TIM SA/Brazil	258,594	690,729
TOTVS SA	181,827	1,059,715
Ultrapar Participacoes SA	207,707	587,858
Vale SA	816,308	7,566,568
Vibra Energia SA	257,008	741,464
WEG SA	410,473	3,865,886
XP Inc., Class A	90,997	1,242,109
		63,843,368
Canada — 2.7%
Agnico Eagle Mines Ltd.	118,119	10,978,439
Air Canada(a)	52,213	704,508
Alimentation Couche-Tard Inc.	191,933	10,135,795
AltaGas Ltd.	63,431	1,463,843
ARC Resources Ltd.	136,832	2,343,378
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Bank of Montreal	178,792	$17,700,205
Bank of Nova Scotia (The)	299,301	15,313,601
Barrick Gold Corp.	425,241	6,952,025
BCE Inc.	23,695	564,272
Brookfield Asset Management Ltd., Class A	85,880	5,139,741
Brookfield Corp., Class A	333,588	20,396,071
Brookfield Renewable Corp.	30,535	813,510
CAE Inc.(a)	76,591	1,806,016
Cameco Corp.	105,918	5,237,779
Canadian Apartment Properties REIT	27,711	772,404
Canadian Imperial Bank of Commerce	228,899	14,418,897
Canadian National Railway Co.	130,852	13,669,075
Canadian Natural Resources Ltd.	532,070	16,163,271
Canadian Pacific Kansas City Ltd.	225,243	17,900,414
Canadian Tire Corp. Ltd., Class A, NVS	15,179	1,708,871
Canadian Utilities Ltd., Class A, NVS	66,488	1,553,148
CCL Industries Inc., Class B, NVS	38,357	1,905,248
Cenovus Energy Inc.	330,598	4,781,484
CGI Inc.	51,071	6,020,569
Constellation Software Inc./Canada	5,127	16,767,285
Descartes Systems Group Inc. (The)(a)	17,819	2,062,607
Dollarama Inc.	70,453	6,666,943
Element Fleet Management Corp.	93,574	1,838,193
Emera Inc.	72,999	2,773,595
Empire Co. Ltd., NVS	33,415	982,666
Enbridge Inc.	527,879	22,828,084
Fairfax Financial Holdings Ltd.	5,138	6,915,928
First Quantum Minerals Ltd.(a)	168,066	2,103,499
FirstService Corp.	8,019	1,458,356
Fortis Inc./Canada	113,040	4,814,515
Franco-Nevada Corp.	46,381	6,305,084
George Weston Ltd.	13,857	2,141,931
GFL Environmental Inc.	52,960	2,284,785
Gildan Activewear Inc.	43,624	2,249,712
Great-West Lifeco Inc.	67,643	2,187,047
Hydro One Ltd.(c)	89,628	2,788,714
iA Financial Corp. Inc.	25,316	2,337,813
IGM Financial Inc.	7,810	250,580
Imperial Oil Ltd.	47,712	3,173,578
Intact Financial Corp.	45,355	8,056,142
Ivanhoe Mines Ltd., Class A(a)(b)	157,571	1,692,423
Keyera Corp.	51,416	1,458,971
Kinross Gold Corp.	320,280	3,607,516
Loblaw Companies Ltd.	36,218	4,535,007
Lundin Mining Corp.	158,093	1,248,775
Magna International Inc.	67,347	2,670,062
Manulife Financial Corp.	447,280	13,375,160
MEG Energy Corp.	54,455	892,877
Metro Inc./CN	53,777	3,360,161
National Bank of Canada	84,906	7,535,711
Nutrien Ltd.	119,660	6,175,867
Onex Corp.	17,206	1,319,677
Open Text Corp.	71,651	2,108,093
Pan American Silver Corp.	92,827	2,153,093
Parkland Corp.	38,418	855,143
Pembina Pipeline Corp.	137,882	4,976,977
Power Corp. of Canada	151,059	4,578,490
Quebecor Inc., Class B	33,521	744,065
RB Global Inc.	46,096	4,121,633
Restaurant Brands International Inc.	71,555	4,399,597
Rogers Communications Inc., Class B, NVS	88,109	2,420,141
Royal Bank of Canada	345,511	42,121,746
Security	Shares	Value
Canada (continued)
Saputo Inc.	74,870	$1,244,098
Shopify Inc., Class A(a)	297,392	34,706,476
Stantec Inc.	25,234	1,952,777
Sun Life Financial Inc.	140,269	8,088,860
Suncor Energy Inc.	314,003	11,781,459
TC Energy Corp.	248,761	11,209,521
Teck Resources Ltd., Class B	108,554	4,434,480
TELUS Corp.	113,925	1,652,416
TFI International Inc.	18,249	2,405,073
Thomson Reuters Corp.	39,683	6,668,579
TMX Group Ltd.	63,823	1,975,270
Toromont Industries Ltd.	15,768	1,257,339
Toronto-Dominion Bank (The)	426,132	24,309,770
Tourmaline Oil Corp.	83,095	3,785,544
West Fraser Timber Co. Ltd.	16,756	1,452,798
Wheaton Precious Metals Corp.	109,863	6,854,768
WSP Global Inc.	30,254	5,134,031
		524,694,065
Chile — 0.0%
Banco de Chile	10,085,241	1,248,522
Banco de Credito e Inversiones SA	25,196	769,814
Banco Santander Chile	18,580,000	958,516
Empresas CMPC SA	321,350	548,415
Empresas Copec SA	131,685	879,876
Enel Americas SA	7,224,158	650,020
Enel Chile SA	7,801,320	463,673
Falabella SA	170,213	644,625
Latam Airlines Group SA	46,556,409	704,650
		6,868,111
China — 2.7%
AAC Technologies Holdings Inc.	220,500	1,148,899
Advanced Micro-Fabrication Equipment Inc./China, Class A	11,200	277,025
AECC Aviation Power Co. Ltd., Class A	40,800	208,847
Agricultural Bank of China Ltd., Class A	1,558,900	1,099,756
Agricultural Bank of China Ltd., Class H	6,394,000	3,521,579
Aier Eye Hospital Group Co. Ltd., Class A	132,000	223,318
Akeso Inc.(a)(c)	172,000	1,346,091
Alibaba Group Holding Ltd.	3,975,676	48,767,551
Alibaba Health Information Technology Ltd.(a)(b)	1,624,000	758,338
Aluminum Corp. of China Ltd., Class H	1,516,000	975,787
Anhui Conch Cement Co. Ltd., Class A	65,892	224,845
Anhui Conch Cement Co. Ltd., Class H	314,500	847,857
Anhui Gujing Distillery Co. Ltd., Class A	7,500	171,023
ANTA Sports Products Ltd.	323,400	3,440,728
Autohome Inc., ADR	18,963	531,343
Avary Holding Shenzhen Co. Ltd., Class A	53,200	295,637
AviChina Industry & Technology Co. Ltd., Class H	898,000	418,917
Baidu Inc., Class A(a)	537,260	6,074,519
Bank of Beijing Co. Ltd., Class A	515,100	421,907
Bank of China Ltd., Class A	580,600	432,495
Bank of China Ltd., Class H	18,261,000	9,446,922
Bank of Communications Co. Ltd., Class A	1,116,700	1,107,423
Bank of Communications Co. Ltd., Class H	736,000	595,396
Bank of Hangzhou Co. Ltd., Class A	112,900	228,102
Bank of Jiangsu Co. Ltd., Class A	374,400	508,589
Bank of Nanjing Co. Ltd., Class A	170,300	248,785
Bank of Ningbo Co. Ltd., Class A	101,000	364,952
Bank of Shanghai Co. Ltd., Class A	362,600	461,069
Baoshan Iron & Steel Co. Ltd., Class A	525,400	503,381
BeiGene Ltd.(a)	162,134	2,815,348
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Beijing Enterprises Holdings Ltd.	82,000	$281,639
Beijing Enterprises Water Group Ltd.	1,340,000	371,945
Beijing Kingsoft Office Software Inc., Class A	11,000	476,675
Beijing Tong Ren Tang Co. Ltd., Class A	36,000	182,116
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,055,300	824,946
Bilibili Inc., Class Z(a)(b)	54,348	911,451
BOC Aviation Ltd.(c)	70,100	528,419
BOE Technology Group Co. Ltd., Class A	742,500	453,235
Bosideng International Holdings Ltd.	1,128,000	546,023
BYD Co. Ltd., Class A	32,200	1,212,499
BYD Co. Ltd., Class H	260,000	9,136,488
BYD Electronic International Co. Ltd.	268,500	1,466,116
Cambricon Technologies Corp. Ltd., Class A(a)	8,600	679,679
CGN Power Co. Ltd., Class H(c)	3,781,000	1,223,682
China CITIC Bank Corp. Ltd., Class H	2,139,000	1,527,822
China Coal Energy Co. Ltd., Class H	695,000	798,857
China Communications Services Corp. Ltd., Class H	582,000	331,144
China Construction Bank Corp., Class A	359,700	419,846
China Construction Bank Corp., Class H	22,455,260	18,272,185
China CSSC Holdings Ltd., Class A	126,200	579,801
China Eastern Airlines Corp. Ltd., Class A(a)	642,100	340,917
China Everbright Bank Co. Ltd., Class A	1,264,800	670,158
China Feihe Ltd.(c)	1,185,000	815,654
China Galaxy Securities Co. Ltd., Class A	255,200	488,073
China Gas Holdings Ltd.	772,600	640,464
China Hongqiao Group Ltd.	680,500	1,144,002
China International Capital Corp. Ltd., Class H(c)	500,400	833,029
China Life Insurance Co. Ltd., Class A	50,800	282,886
China Life Insurance Co. Ltd., Class H	1,797,000	3,335,938
China Literature Ltd.(a)(c)	121,000	407,436
China Longyuan Power Group Corp. Ltd., Class H	1,059,000	780,819
China Mengniu Dairy Co. Ltd.	815,000	1,633,746
China Merchants Bank Co. Ltd., Class A	411,400	2,292,648
China Merchants Bank Co. Ltd., Class H	810,288	4,456,650
China Merchants Port Holdings Co. Ltd.	444,000	755,011
China Merchants Securities Co. Ltd., Class A	135,900	335,123
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	135,200	181,192
China Minsheng Banking Corp. Ltd., Class A	1,388,200	788,754
China Minsheng Banking Corp. Ltd., Class H	13,500	6,441
China National Building Material Co. Ltd., Class H	1,060,000	506,977
China National Nuclear Power Co. Ltd., Class A	465,400	621,045
China Oilfield Services Ltd., Class H	670,000	599,747
China Overseas Land & Investment Ltd.	927,000	1,477,466
China Pacific Insurance Group Co. Ltd., Class A	212,997	944,953
China Pacific Insurance Group Co. Ltd., Class H	381,000	1,134,916
China Petroleum & Chemical Corp., Class A	462,700	385,109
China Petroleum & Chemical Corp., Class H	5,367,200	2,935,351
China Power International Development Ltd.	1,783,000	665,449
China Railway Group Ltd., Class H	1,507,000	729,818
China Resources Beer Holdings Co. Ltd.	429,500	1,302,136
China Resources Gas Group Ltd.	284,000	964,052
China Resources Land Ltd.	811,500	2,470,204
China Resources Microelectronics Ltd., Class A	40,200	251,081
China Resources Mixc Lifestyle Services Ltd.(c)	178,000	674,000
China Resources Power Holdings Co. Ltd.	612,000	1,361,115
China Ruyi Holdings Ltd.(a)(b)	1,608,000	514,247
China Shenhua Energy Co. Ltd., Class A	198,200	1,083,309
China Shenhua Energy Co. Ltd., Class H	656,500	2,647,335
Security	Shares	Value
China (continued)
China State Construction Engineering Corp. Ltd., Class A	670,877	$518,229
China State Construction International Holdings Ltd.	686,000	1,006,924
China Taiping Insurance Holdings Co. Ltd.	650,200	970,580
China Three Gorges Renewables Group Co. Ltd., Class A	535,300	307,502
China Tourism Group Duty Free Corp. Ltd., Class A	48,692	406,278
China Tower Corp. Ltd., Class H(c)	10,840,000	1,561,421
China United Network Communications Ltd., Class A	543,500	363,688
China Vanke Co. Ltd., Class A(a)	258,396	258,141
China Vanke Co. Ltd., Class H(a)(b)	477,100	356,410
China Yangtze Power Co. Ltd., Class A	385,210	1,520,761
Chongqing Changan Automobile Co. Ltd., Class A	134,200	230,869
Chongqing Zhifei Biological Products Co. Ltd., Class A	57,450	190,024
Chow Tai Fook Jewellery Group Ltd.	523,600	472,545
CITIC Ltd.	1,352,000	1,531,735
CITIC Securities Co. Ltd., Class A	224,423	827,694
CITIC Securities Co. Ltd., Class H	422,025	1,149,818
CMOC Group Ltd., Class H	1,476,000	1,090,425
Contemporary Amperex Technology Co. Ltd., Class A	78,500	2,776,189
Cosco Shipping Energy Transportation Co. Ltd., Class A	242,700	410,268
Cosco Shipping Holdings Co. Ltd., Class H	1,170,800	1,757,157
CRRC Corp. Ltd., Class A	365,300	372,521
CRRC Corp. Ltd., Class H	1,727,000	1,093,436
CSC Financial Co. Ltd., Class A	116,800	380,459
CSPC Pharmaceutical Group Ltd.	2,245,120	1,294,263
Daqin Railway Co. Ltd., Class A	451,100	410,713
East Money Information Co. Ltd., Class A	274,360	863,548
Eastroc Beverage Group Co. Ltd., Class A	13,520	449,354
ENN Energy Holdings Ltd.	190,200	1,294,701
Eoptolink Technology Inc. Ltd., Class A	15,100	259,830
Far East Horizon Ltd.	462,000	340,702
Foshan Haitian Flavouring & Food Co. Ltd., Class A	125,621	707,034
Fosun International Ltd.	643,500	351,876
Founder Securities Co. Ltd., Class A	192,900	206,444
Foxconn Industrial Internet Co. Ltd., Class A	236,200	695,414
Fuyao Glass Industry Group Co. Ltd., Class H(c)	237,200	1,598,198
Ganfeng Lithium Group Co. Ltd., Class A	29,500	133,742
GCL Technology Holdings Ltd.(a)(b)	5,760,000	909,253
GD Power Development Co. Ltd., Class A	770,300	442,460
Geely Automobile Holdings Ltd.	1,575,000	2,915,950
Genscript Biotech Corp.(a)(b)	390,000	536,564
Giant Biogene Holding Co. Ltd.(c)	44,800	332,658
Great Wall Motor Co. Ltd., Class H	725,000	1,184,804
Gree Electric Appliances Inc. of Zhuhai, Class A	92,300	567,870
Guangdong Haid Group Co. Ltd., Class A	69,500	472,974
Guangdong Investment Ltd.	1,022,000	773,685
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	39,000	143,538
Guotai Junan Securities Co. Ltd., Class A	182,600	443,815
H World Group Ltd., ADR	51,097	1,642,258
Haidilao International Holding Ltd.(c)	529,000	992,413
Haier Smart Home Co. Ltd., Class A	105,500	401,129
Haier Smart Home Co. Ltd., Class A	647,800	2,142,636
Haitian International Holdings Ltd.	196,000	521,077
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Haitong Securities Co. Ltd., Class A	258,600	$374,813
Haitong Securities Co. Ltd., Class H	747,600	654,236
Hansoh Pharmaceutical Group Co. Ltd.(c)	386,000	888,359
Henan Shuanghui Investment & Development Co. Ltd., Class A	92,100	331,948
Hengan International Group Co. Ltd.	226,500	620,072
Hengli Petrochemical Co. Ltd., Class A	311,600	638,937
Hisense Home Appliances Group Co. Ltd., Class A	84,400	367,496
Hisense Home Appliances Group Co. Ltd., Class H	11,136	38,804
Hua Hong Semiconductor Ltd.(b)(c)	182,000	539,340
Huaneng Power International Inc., Class H	1,526,000	800,731
Huatai Securities Co. Ltd., Class H(c)	515,600	887,903
Huaxia Bank Co. Ltd., Class A	353,500	367,462
Hygon Information Technology Co. Ltd., Class A, NVS	49,544	873,941
Iflytek Co. Ltd., Class A	68,700	477,650
Industrial & Commercial Bank of China Ltd., Class A	1,150,191	1,072,487
Industrial & Commercial Bank of China Ltd., Class H	17,027,260	11,590,047
Industrial Bank Co. Ltd., Class A	305,400	849,612
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	175,100	669,170
Inner Mongolia Yitai Coal Co. Ltd., Class B	185,900	386,113
Innovent Biologics Inc.(a)(c)	351,500	1,495,826
JD Health International Inc.(a)(b)(c)	317,300	1,313,856
JD.com Inc., Class A	542,326	11,031,355
Jiangsu Expressway Co. Ltd., Class H	524,000	579,017
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	161,218	986,191
Jiangsu Yanghe Distillery Co. Ltd., Class A	27,500	295,525
Jiangxi Copper Co. Ltd., Class H	375,000	595,185
Kanzhun Ltd., ADR(a)	57,545	829,223
KE Holdings Inc., ADR	153,637	2,677,893
Kingdee International Software Group Co. Ltd.(a)	814,000	1,080,297
Kingsoft Corp. Ltd.	335,800	1,697,610
Kuaishou Technology(a)(c)	540,300	2,956,863
Kunlun Energy Co. Ltd.	1,192,000	1,138,160
Kweichow Moutai Co. Ltd., Class A	20,132	3,967,399
Legend Biotech Corp., ADR(a)(b)	18,110	689,991
Lenovo Group Ltd.	1,894,000	2,284,256
Lens Technology Co. Ltd., Class A	169,000	603,506
Li Auto Inc., Class A(a)	299,476	3,524,809
Li Ning Co. Ltd.	638,000	1,319,332
Longfor Group Holdings Ltd.(c)	555,000	705,455
LONGi Green Energy Technology Co. Ltd., Class A	226,820	461,475
Luxshare Precision Industry Co. Ltd., Class A	151,340	836,549
Luzhou Laojiao Co. Ltd., Class A	35,100	557,500
Meituan, Class B(a)(c)	1,210,720	23,043,091
Midea Group Co. Ltd.(a)(b)	90,300	877,892
Midea Group Co. Ltd., Class A	64,900	656,829
MINISO Group Holding Ltd.	100,424	578,545
MMG Ltd.(a)	660,800	217,621
Muyuan Foods Co. Ltd., Class A	156,912	800,721
NARI Technology Co. Ltd., Class A	186,620	589,777
NAURA Technology Group Co. Ltd., Class A	12,900	667,527
NetEase Inc.	472,890	9,720,340
New China Life Insurance Co. Ltd., Class H	231,500	724,507
New Hope Liuhe Co. Ltd., Class A(a)	257,500	306,512
New Oriental Education & Technology Group Inc.	376,430	1,833,635
Security	Shares	Value
China (continued)
Ningbo Tuopu Group Co. Ltd., Class A	44,080	$396,480
Ningxia Baofeng Energy Group Co. Ltd., Class A	304,200	729,477
NIO Inc., Class A(a)(b)	353,025	1,527,626
Nongfu Spring Co. Ltd., Class H(c)	447,600	2,111,640
Orient Overseas International Ltd.	40,000	535,489
Orient Securities Co. Ltd., Class A	285,400	380,559
PDD Holdings Inc., ADR(a)(b)	170,427	19,072,486
People's Insurance Co. Group of China Ltd. (The), Class H	2,442,000	1,249,770
PetroChina Co. Ltd., Class A	349,400	395,654
PetroChina Co. Ltd., Class H	5,120,000	3,914,451
PICC Property & Casualty Co. Ltd., Class H	1,818,000	2,953,759
Ping An Bank Co. Ltd., Class A	333,300	523,618
Ping An Insurance Group Co. of China Ltd., Class A	222,900	1,556,678
Ping An Insurance Group Co. of China Ltd., Class H	1,514,500	8,527,670
Poly Developments and Holdings Group Co. Ltd., Class A	251,999	287,919
Pop Mart International Group Ltd.(c)	153,600	1,862,907
Postal Savings Bank of China Co. Ltd., Class A	824,000	610,313
Postal Savings Bank of China Co. Ltd., Class H(c)	1,333,000	795,782
Qifu Technology Inc.	26,692	1,065,011
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	160,500	363,553
Rongsheng Petrochemical Co. Ltd., Class A	207,500	250,890
SAIC Motor Corp. Ltd., Class A	293,813	689,918
Sanan Optoelectronics Co. Ltd., Class A	178,600	280,533
Sany Heavy Industry Co. Ltd., Class A	180,400	397,711
SDIC Power Holdings Co. Ltd., Class A	289,200	568,824
Seres Group Co. Ltd., Class A, NVS	26,100	476,347
SF Holding Co. Ltd., Class A	105,100	566,231
Shaanxi Coal Industry Co. Ltd., Class A	141,500	420,511
Shandong Gold Mining Co. Ltd., Class A	101,400	340,892
Shandong Gold Mining Co. Ltd., Class H(c)	262,250	455,034
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	701,200	437,356
Shanghai Baosight Software Co. Ltd., Class B	198,960	318,604
Shanghai Electric Group Co. Ltd., Class A(a)	318,600	316,353
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	120,100	390,863
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	355,800	565,297
Shanghai Pudong Development Bank Co. Ltd., Class A	519,365	757,630
Shanghai Rural Commercial Bank Co. Ltd., Class A	170,800	195,124
Shanghai United Imaging Healthcare Co. Ltd., Class A, NVS	20,344	346,892
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	28,600	676,228
Shenwan Hongyuan Group Co. Ltd., Class A	992,700	681,786
Shenzhen Inovance Technology Co. Ltd., Class A	25,300	208,940
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	29,900	953,810
Shenzhen Transsion Holdings Co. Ltd., Class A	19,040	261,948
Shenzhou International Group Holdings Ltd.	207,900	1,566,286
Sichuan Chuantou Energy Co. Ltd., Class A	185,100	401,961
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	45,900	176,777
Sino Biopharmaceutical Ltd.	2,916,000	1,060,053
Sinopharm Group Co. Ltd., Class H	450,800	1,192,248
Sinotruk Hong Kong Ltd.	143,000	416,763
Smoore International Holdings Ltd.(c)	536,000	867,725
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Sungrow Power Supply Co. Ltd., Class A	33,880	$334,098
Sunny Optical Technology Group Co. Ltd.	181,200	1,630,883
TAL Education Group, ADR(a)(b)	105,117	1,285,581
TBEA Co. Ltd., Class A	286,200	468,044
Tencent Holdings Ltd.	1,599,200	84,142,199
Tencent Music Entertainment Group, ADR	181,129	2,169,925
Tingyi Cayman Islands Holding Corp.	502,000	765,370
Tongcheng Travel Holdings Ltd.	436,400	1,100,100
TravelSky Technology Ltd., Class H	444,000	547,111
Trip.com Group Ltd.(a)	127,276	8,939,113
Tsingtao Brewery Co. Ltd., Class A	24,400	232,685
Tsingtao Brewery Co. Ltd., Class H	62,000	380,792
Vipshop Holdings Ltd., ADR	90,092	1,294,622
Wanhua Chemical Group Co. Ltd., Class A	83,653	785,543
Want Want China Holdings Ltd.	1,672,000	1,021,825
Weichai Power Co. Ltd., Class H	649,000	1,129,388
Wens Foodstuff Group Co. Ltd., Class A	221,416	489,360
Will Semiconductor Co. Ltd. Shanghai, Class A	26,900	389,557
Wuliangye Yibin Co. Ltd., Class A	81,500	1,425,654
WuXi AppTec Co. Ltd., Class A	46,559	353,245
WuXi AppTec Co. Ltd., Class H(c)	44,912	319,656
Wuxi Biologics Cayman Inc.(a)(c)	892,500	2,136,387
XCMG Construction Machinery Co. Ltd., Class A	448,500	469,067
Xiaomi Corp., Class B(a)(c)	3,668,200	18,385,223
Xinjiang Daqo New Energy Co. Ltd., Class A	78,600	230,126
Xinyi Solar Holdings Ltd.	1,544,000	636,550
XPeng Inc., Class A(a)	258,934	1,967,860
Yadea Group Holdings Ltd.(b)(c)	446,000	740,661
Yankuang Energy Group Co. Ltd., Class A	100,110	184,192
Yankuang Energy Group Co. Ltd., Class H	717,600	759,086
Yihai Kerry Arawana Holdings Co. Ltd., Class A	49,969	209,925
Yum China Holdings Inc.	90,776	4,198,390
Yunnan Baiyao Group Co. Ltd., Class A	82,500	654,171
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	21,692	601,903
Zhaojin Mining Industry Co. Ltd., Class H(b)	444,500	704,875
Zhejiang Expressway Co. Ltd., Class H	728,640	524,388
Zhejiang Juhua Co. Ltd., Class A	68,200	240,435
Zhejiang Leapmotor Technology Co. Ltd.(a)(c)	138,300	577,691
Zhejiang NHU Co. Ltd., Class A	108,200	333,309
Zhongji Innolight Co. Ltd., Class A	19,600	307,881
Zhongjin Gold Corp. Ltd., Class A	185,300	336,787
Zhongsheng Group Holdings Ltd.	187,000	295,738
Zhuzhou CRRC Times Electric Co. Ltd., Class H	216,100	832,976
Zijin Mining Group Co. Ltd., Class A	102,000	228,780
Zijin Mining Group Co. Ltd., Class H	1,634,000	3,088,973
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	402,000	402,654
ZTE Corp., Class H	243,600	851,629
ZTO Express Cayman Inc.	95,545	1,829,276
		531,837,677
Colombia — 0.0%
Interconexion Electrica SA ESP	26,649	117,116
Czech Republic — 0.0%
CEZ AS	44,765	1,961,703
Komercni Banka AS	22,117	811,320
		2,773,023
Denmark — 0.6%
AP Moller - Maersk A/S, Class A	811	1,173,634
AP Moller - Maersk A/S, Class B, NVS	1,117	1,649,673
Carlsberg A/S, Class B	22,611	2,368,301
Security	Shares	Value
Denmark (continued)
Coloplast A/S, Class B	31,596	$3,638,833
Danske Bank A/S	164,773	4,919,724
Demant A/S(a)	24,815	996,289
DSV A/S	50,118	9,984,216
Genmab A/S(a)	15,976	3,140,194
Novo Nordisk A/S, Class B	791,324	66,807,215
Novonesis (Novozymes) B, Class B	90,134	5,167,655
Orsted A/S(a)(c)	45,715	1,762,795
Pandora A/S	22,084	4,225,072
Rockwool A/S, Class B	1,927	682,380
Tryg A/S	93,806	1,900,373
Vestas Wind Systems A/S(a)	239,435	3,293,340
Zealand Pharma A/S(a)	15,667	1,592,023
		113,301,717
Egypt — 0.0%
Commercial International Bank - Egypt (CIB)	636,678	965,855
Talaat Moustafa Group	191,013	207,897
		1,173,752
Finland — 0.2%
Elisa OYJ	28,634	1,233,942
Fortum OYJ	108,872	1,581,856
Kesko OYJ, Class B	64,868	1,244,261
Kone OYJ, Class B	78,973	4,087,716
Metso OYJ	145,363	1,442,832
Neste OYJ	102,775	1,302,291
Nokia OYJ	1,291,349	6,089,285
Nordea Bank Abp	798,254	9,494,475
Orion OYJ, Class B	27,418	1,488,730
Sampo OYJ, Class A	109,372	4,514,908
Stora Enso OYJ, Class R	152,418	1,688,069
UPM-Kymmene OYJ	130,183	3,839,083
Wartsila OYJ Abp	132,104	2,495,470
		40,502,918
France — 2.4%
Accor SA	47,225	2,427,823
Aeroports de Paris SA	5,652	644,056
Air Liquide SA	136,079	23,770,528
Airbus SE	140,201	24,250,766
Alstom SA(a)	93,250	1,845,687
Amundi SA(c)	12,544	883,045
ArcelorMittal SA	109,713	2,734,610
Arkema SA	12,406	988,755
AXA SA	442,668	16,793,564
BioMerieux	10,445	1,267,711
BNP Paribas SA	252,165	17,225,308
Bollore SE	217,543	1,285,244
Bouygues SA	54,951	1,746,693
Bureau Veritas SA	90,909	2,841,056
Capgemini SE	40,760	7,406,757
Carrefour SA	146,416	2,086,045
Cie de Saint-Gobain SA	111,794	10,483,303
Cie Generale des Etablissements Michelin SCA	175,701	6,110,355
Covivio SA/France	9,045	480,680
Credit Agricole SA	260,529	3,922,105
Danone SA	154,324	10,809,615
Dassault Aviation SA	6,070	1,369,712
Dassault Systemes SE	162,001	6,324,814
Edenred SE	64,768	2,234,510
Eiffage SA	21,340	1,906,449
Engie SA	427,412	7,055,667
EssilorLuxottica SA	68,932	18,918,984
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Eurazeo SE	5,745	$474,268
Eurofins Scientific SE	29,588	1,587,402
Euronext NV(c)	15,756	1,830,014
Gecina SA	12,822	1,251,754
Getlink SE	87,700	1,402,966
Hermes International SCA	7,622	21,438,088
Ipsen SA	10,773	1,329,835
Kering SA	17,613	4,610,877
Klepierre SA	40,707	1,211,901
La Francaise des Jeux SAEM(c)	24,748	940,368
Legrand SA	66,999	6,830,738
L'Oreal SA	57,209	21,226,380
LVMH Moet Hennessy Louis Vuitton SE	66,724	48,802,222
Orange SA	422,498	4,543,757
Pernod Ricard SA	50,427	5,759,230
Publicis Groupe SA	57,226	6,086,094
Renault SA	50,473	2,591,169
Rexel SA	39,582	1,047,889
Safran SA	82,108	20,354,267
Sanofi SA	273,815	29,758,773
Sartorius Stedim Biotech	7,001	1,614,283
Schneider Electric SE	131,752	33,415,554
SEB SA	5,107	485,880
Societe Generale SA	175,378	5,676,992
Sodexo SA	21,868	1,615,234
STMicroelectronics NV	159,751	3,568,989
Teleperformance SE	15,105	1,414,458
Thales SA	25,911	4,194,348
TotalEnergies SE	538,513	31,197,216
Unibail-Rodamco-Westfield, New	31,606	2,646,262
Veolia Environnement SA	165,996	4,736,510
Vinci SA	126,698	13,710,355
		465,167,915
Germany — 1.9%
adidas AG	39,483	10,410,083
Allianz SE, Registered	95,816	31,242,375
BASF SE	222,159	10,703,111
Bayer AG, Registered	234,051	5,237,273
Bayerische Motoren Werke AG	68,997	5,603,218
Bechtle AG	22,648	760,153
Beiersdorf AG	23,357	3,124,559
Brenntag SE	32,377	2,037,160
Carl Zeiss Meditec AG, Bearer	10,901	664,079
Commerzbank AG	250,006	4,827,378
Continental AG	25,217	1,792,251
Covestro AG, NVS(a)	49,638	3,053,623
CTS Eventim AG & Co. KGaA	14,082	1,373,155
Daimler Truck Holding AG	129,064	5,683,648
Delivery Hero SE, Class A(a)(c)	47,585	1,229,793
Deutsche Bank AG, Registered	472,443	9,247,048
Deutsche Boerse AG	45,608	11,266,898
Deutsche Lufthansa AG, Registered	162,058	1,051,232
Deutsche Post AG, Registered	254,931	9,178,233
Deutsche Telekom AG, Registered	855,141	28,689,091
E.ON SE	544,799	6,453,042
Evonik Industries AG	54,246	1,018,624
Fresenius Medical Care AG & Co. KGaA	51,698	2,568,087
Fresenius SE & Co. KGaA(a)	101,101	3,868,682
GEA Group AG	45,849	2,419,778
Hannover Rueck SE	16,681	4,395,257
Heidelberg Materials AG	32,854	4,623,083
Henkel AG & Co. KGaA	26,499	2,046,976
Security	Shares	Value
Germany (continued)
Infineon Technologies AG	317,991	$10,455,067
Knorr-Bremse AG	16,863	1,332,844
LEG Immobilien SE	17,191	1,416,676
Mercedes-Benz Group AG	180,838	11,002,209
Merck KGaA	32,027	4,834,555
MTU Aero Engines AG	13,549	4,628,515
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	32,895	17,830,151
Nemetschek SE	16,214	1,937,266
Puma SE	27,064	849,274
Rational AG	1,343	1,193,427
Rheinmetall AG	10,659	8,333,570
RWE AG	148,014	4,586,769
SAP SE	255,311	70,357,107
Scout24 SE(c)	21,410	2,081,949
Siemens AG, Registered	185,420	39,749,609
Siemens Energy AG(a)	156,484	9,310,374
Siemens Healthineers AG(c)	69,492	3,944,099
Symrise AG, Class A	34,520	3,534,642
Talanx AG(a)	14,789	1,256,189
Vonovia SE	178,240	5,452,932
Zalando SE(a)(c)	50,912	1,897,385
		380,552,499
Greece — 0.1%
Alpha Services and Holdings SA	635,608	1,169,363
Eurobank Ergasias Services and Holdings SA	733,696	1,836,240
Hellenic Telecommunications Organization SA	56,482	854,078
Jumbo SA(b)	35,297	953,557
Metlen Energy & Metals SA	25,139	903,662
National Bank of Greece SA	143,659	1,244,888
OPAP SA	53,509	917,909
Piraeus Financial Holdings SA	230,295	1,041,959
Public Power Corp. SA	57,244	780,842
		9,702,498
Hong Kong — 0.4%
AIA Group Ltd.	2,745,600	19,301,963
BOC Hong Kong Holdings Ltd.	852,500	2,771,250
CK Asset Holdings Ltd.	455,516	1,903,339
CK Hutchison Holdings Ltd.	687,516	3,462,117
CK Infrastructure Holdings Ltd.	153,500	1,045,309
CLP Holdings Ltd.	406,000	3,375,720
Futu Holdings Ltd., ADR	14,972	1,447,044
Galaxy Entertainment Group Ltd.	575,000	2,502,152
Hang Seng Bank Ltd.	181,900	2,279,312
Henderson Land Development Co. Ltd.	299,003	829,277
HKT Trust & HKT Ltd., Class SS	910,000	1,118,828
Hong Kong & China Gas Co. Ltd.	2,557,040	1,963,268
Hong Kong Exchanges & Clearing Ltd.	308,900	12,090,240
Hongkong Land Holdings Ltd.	365,600	1,590,879
Jardine Matheson Holdings Ltd.	41,800	1,683,725
Link REIT	597,360	2,468,152
MTR Corp. Ltd.	407,500	1,277,483
Power Assets Holdings Ltd.	372,000	2,406,715
Sands China Ltd.(a)	646,400	1,553,953
Sino Land Co. Ltd.	988,000	947,521
SITC International Holdings Co. Ltd.	441,000	1,048,778
Sun Hung Kai Properties Ltd.	381,000	3,405,890
Swire Pacific Ltd., Class A	142,500	1,237,569
Techtronic Industries Co. Ltd.	362,000	4,868,569
WH Group Ltd.(c)	1,892,000	1,475,939
Wharf Holdings Ltd. (The)	278,000	677,883
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Wharf Real Estate Investment Co. Ltd.	476,200	$1,184,990
		79,917,865
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	119,126	870,271
OTP Bank Nyrt	62,206	3,848,648
Richter Gedeon Nyrt	25,206	652,799
		5,371,718
India — 1.8%
ABB India Ltd.	12,142	820,737
Adani Enterprises Ltd.	39,317	1,034,055
Adani Green Energy Ltd.(a)	73,803	845,819
Adani Ports & Special Economic Zone Ltd.	120,878	1,526,942
Adani Power Ltd.(a)	192,430	1,134,281
Alkem Laboratories Ltd.	10,157	592,868
Ambuja Cements Ltd.	168,236	991,548
APL Apollo Tubes Ltd.	44,160	767,376
Apollo Hospitals Enterprise Ltd.	27,123	2,127,239
Ashok Leyland Ltd.	333,042	829,977
Asian Paints Ltd.	103,432	2,740,300
Astral Ltd.	24,610	427,584
AU Small Finance Bank Ltd.(c)	88,945	614,460
Aurobindo Pharma Ltd.	80,474	1,085,969
Avenue Supermarts Ltd.(a)(c)	37,323	1,576,122
Axis Bank Ltd.	618,969	7,013,262
Bajaj Auto Ltd.	17,851	1,818,581
Bajaj Finance Ltd.	67,898	6,156,529
Bajaj Finserv Ltd.	107,813	2,152,611
Balkrishna Industries Ltd.	11,711	373,687
Bank of Baroda	195,520	479,452
Bharat Electronics Ltd.	885,938	2,975,370
Bharat Forge Ltd.	71,325	1,004,867
Bharat Heavy Electricals Ltd.	293,479	700,266
Bharat Petroleum Corp. Ltd.	420,011	1,260,208
Bharti Airtel Ltd.	619,406	11,585,679
Bosch Ltd.	1,810	599,435
Britannia Industries Ltd.	27,411	1,621,507
BSE Ltd.	10,342	629,780
CG Power & Industrial Solutions Ltd.	169,196	1,234,287
Cholamandalam Investment and Finance Co. Ltd.	111,303	1,645,212
Cipla Ltd.	121,801	2,075,529
Coal India Ltd.	423,095	1,925,493
Colgate-Palmolive India Ltd.	32,670	1,062,708
Container Corp. of India Ltd.	74,384	667,468
Cummins India Ltd.	31,387	1,051,977
Dabur India Ltd.	149,060	909,943
Divi's Laboratories Ltd.	34,889	2,246,696
DLF Ltd.	173,060	1,481,066
Dr Reddy's Laboratories Ltd.	154,084	2,162,266
Eicher Motors Ltd.	35,977	2,152,432
GAIL India Ltd.	603,220	1,225,905
GMR Airports Infrastructure Ltd.(a)	684,743	570,533
Godrej Consumer Products Ltd.	93,576	1,207,525
Godrej Properties Ltd.(a)	30,995	828,081
Grasim Industries Ltd.	68,926	1,990,878
Havells India Ltd.	75,678	1,364,793
HCL Technologies Ltd.	256,474	5,089,775
HDFC Asset Management Co. Ltd.(c)	22,373	996,684
HDFC Bank Ltd.	1,379,750	27,006,346
HDFC Life Insurance Co. Ltd.(c)	225,717	1,657,617
Hero MotoCorp Ltd.	29,237	1,459,728
Hindalco Industries Ltd.	340,601	2,326,339
Security	Shares	Value
India (continued)
Hindustan Aeronautics Ltd., NVS	45,743	$2,068,920
Hindustan Petroleum Corp. Ltd.	206,830	852,754
Hindustan Unilever Ltd.	198,685	5,652,012
ICICI Bank Ltd.	1,335,116	19,213,040
ICICI Lombard General Insurance Co. Ltd.(c)	61,505	1,316,688
ICICI Prudential Life Insurance Co. Ltd.(c)	80,389	570,400
IDFC First Bank Ltd.(a)	927,687	674,509
Indian Hotels Co. Ltd., Class A	199,590	1,755,462
Indian Oil Corp. Ltd.	668,281	986,973
Indian Railway Catering & Tourism Corp. Ltd.	69,841	660,331
Indus Towers Ltd.(a)	261,306	1,042,844
IndusInd Bank Ltd.	76,230	869,405
Info Edge India Ltd.	21,003	1,865,126
Infosys Ltd.	813,852	17,708,860
InterGlobe Aviation Ltd.(a)(c)	45,228	2,245,983
ITC Hotels Ltd.(a)	14,937	28,101
ITC Ltd.	783,337	4,035,866
Jindal Stainless Ltd.	62,667	470,789
Jindal Steel & Power Ltd.	77,498	704,037
Jio Financial Services Ltd., NVS(a)	724,015	2,010,957
JSW Energy Ltd.	84,725	495,381
JSW Steel Ltd.	178,093	1,934,068
Jubilant Foodworks Ltd.	118,201	956,918
Kotak Mahindra Bank Ltd.	258,888	5,661,915
Larsen & Toubro Ltd.	158,763	6,514,276
LTIMindtree Ltd.(c)	27,227	1,849,541
Lupin Ltd.	69,751	1,670,874
Macrotech Developers Ltd.	81,250	1,124,771
Mahindra & Mahindra Ltd.	229,141	7,875,162
Mankind Pharma Ltd.(a)	24,316	680,958
Marico Ltd.	148,901	1,150,788
Maruti Suzuki India Ltd.	32,704	4,633,287
Max Healthcare Institute Ltd.	192,615	2,351,506
Mphasis Ltd.	20,885	687,101
MRF Ltd.	374	489,545
Nestle India Ltd., NVS	71,888	1,917,670
NHPC Ltd., NVS	730,239	675,203
NMDC Ltd.	860,631	653,294
NTPC Ltd.	1,011,779	3,768,231
Oberoi Realty Ltd.	27,638	575,889
Oil & Natural Gas Corp. Ltd.	841,508	2,537,313
Oracle Financial Services Software Ltd.	5,300	554,931
Page Industries Ltd.	1,783	919,327
PB Fintech Ltd.(a)	77,233	1,531,236
Persistent Systems Ltd., NVS	23,657	1,639,594
Petronet LNG Ltd.	116,900	425,039
Phoenix Mills Ltd. (The)	47,792	903,328
PI Industries Ltd.	23,399	938,624
Pidilite Industries Ltd.	39,639	1,312,605
Polycab India Ltd.	11,997	833,019
Power Finance Corp. Ltd.	349,945	1,696,682
Power Grid Corp. of India Ltd.	1,114,655	3,870,919
Punjab National Bank	599,907	696,578
REC Ltd.	313,057	1,615,143
Reliance Industries Ltd.	1,471,264	21,411,096
Samvardhana Motherson International Ltd.	598,186	970,297
SBI Life Insurance Co. Ltd.(c)	111,075	1,897,209
Shree Cement Ltd.	2,849	911,759
Shriram Finance Ltd.	329,124	2,059,070
Siemens Ltd.	22,438	1,566,207
Solar Industries India Ltd.	6,608	774,094
Sona Blw Precision Forgings Ltd.(c)	90,117	522,893
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
SRF Ltd.	40,714	$1,316,619
State Bank of India	457,502	4,066,892
Sun Pharmaceutical Industries Ltd.	228,178	4,584,812
Sundaram Finance Ltd.	11,422	607,570
Supreme Industries Ltd.	16,086	734,131
Suzlon Energy Ltd.(a)	2,293,787	1,530,942
Tata Communications Ltd.	27,944	525,016
Tata Consultancy Services Ltd.	218,763	10,351,543
Tata Consumer Products Ltd.	156,495	1,845,281
Tata Elxsi Ltd.	10,900	794,793
Tata Motors Ltd.	484,169	3,984,723
Tata Power Co. Ltd. (The)	360,549	1,510,198
Tata Steel Ltd.	1,788,611	2,764,163
Tech Mahindra Ltd.	158,738	3,052,035
Thermax Ltd.	10,133	451,144
Titan Co. Ltd.	86,841	3,484,805
Torrent Pharmaceuticals Ltd.	19,749	744,182
Torrent Power Ltd.	40,792	686,770
Trent Ltd.	54,704	3,615,856
Tube Investments of India Ltd.	29,038	1,110,329
TVS Motor Co. Ltd.	110,513	3,126,736
UltraTech Cement Ltd.	24,508	3,240,962
Union Bank of India Ltd.	389,228	515,433
United Spirits Ltd.	35,370	580,090
UPL Ltd.	147,310	1,023,989
Varun Beverages Ltd.	293,371	1,817,983
Vedanta Ltd.	332,007	1,684,661
Vodafone Idea Ltd.(a)	5,814,457	604,112
Wipro Ltd.	617,794	2,213,225
Yes Bank Ltd.(a)	4,325,549	956,111
Zomato Ltd.(a)	1,624,224	4,113,717
		347,451,013
Indonesia — 0.2%
Adaro Energy Indonesia Tbk PT	4,744,900	677,574
Amman Mineral Internasional PT(a)	1,738,500	800,891
Astra International Tbk PT	5,854,100	1,720,142
Bank Central Asia Tbk PT	13,719,300	7,925,361
Bank Mandiri Persero Tbk PT	8,198,928	3,012,469
Bank Negara Indonesia Persero Tbk PT	4,339,476	1,262,485
Bank Rakyat Indonesia Persero Tbk PT	16,398,330	4,234,495
Barito Pacific Tbk PT	7,636,064	429,352
Chandra Asri Pacific Tbk PT	1,891,341	823,836
Charoen Pokphand Indonesia Tbk PT	2,389,745	684,669
GoTo Gojek Tokopedia Tbk PT(a)	212,241,300	1,051,420
Indah Kiat Pulp & Paper Tbk PT	682,500	281,988
Indofood Sukses Makmur Tbk PT	1,754,300	844,862
Kalbe Farma Tbk PT	6,437,900	499,628
Merdeka Copper Gold Tbk PT(a)	2,987,632	285,150
Sumber Alfaria Trijaya Tbk PT	5,838,000	1,027,918
Telkom Indonesia Persero Tbk PT	10,267,700	1,653,608
Unilever Indonesia Tbk PT	2,250,900	224,602
United Tractors Tbk PT	455,306	694,830
		28,135,280
Ireland — 0.1%
AIB Group PLC	441,908	2,598,506
Bank of Ireland Group PLC	184,671	1,834,925
Kerry Group PLC, Class A	45,571	4,679,760
Kingspan Group PLC	31,655	2,195,960
		11,309,151
Israel — 0.2%
Azrieli Group Ltd.(b)	10,219	846,701
Security	Shares	Value
Israel (continued)
Bank Hapoalim BM	325,361	$4,173,955
Bank Leumi Le-Israel BM	340,238	4,258,050
Check Point Software Technologies Ltd.(a)	21,258	4,634,669
CyberArk Software Ltd.(a)(b)	11,265	4,179,090
Elbit Systems Ltd.	7,839	2,366,007
Global-e Online Ltd.(a)	25,136	1,505,395
ICL Group Ltd.(b)	235,971	1,402,996
Isracard Ltd.	1	4
Israel Discount Bank Ltd., Class A	264,597	1,934,546
Mizrahi Tefahot Bank Ltd.	44,244	2,105,949
Monday.com Ltd.(a)	8,952	2,286,878
Nice Ltd.(a)	15,345	2,564,972
Teva Pharmaceutical Industries Ltd., ADR(a)	282,502	5,008,760
Wix.com Ltd.(a)	13,948	3,332,038
		40,600,010
Italy — 0.6%
Amplifon SpA	30,525	815,745
Banco BPM SpA	266,743	2,344,724
Davide Campari-Milano NV(b)	169,577	978,309
DiaSorin SpA	6,732	721,048
Enel SpA	1,860,917	13,226,818
Eni SpA	549,625	7,737,859
Ferrari NV	30,844	13,233,147
FinecoBank Banca Fineco SpA	127,180	2,414,531
Generali	242,458	7,677,069
Infrastrutture Wireless Italiane SpA(c)	45,609	474,181
Intesa Sanpaolo SpA	3,733,854	16,161,356
Leonardo SpA	76,615	2,393,569
Mediobanca Banca di Credito Finanziario SpA	148,683	2,430,565
Moncler SpA	46,031	2,913,894
Nexi SpA(a)(c)	135,023	685,693
Poste Italiane SpA(c)	91,360	1,386,443
Prysmian SpA	63,810	4,438,563
Recordati Industria Chimica e Farmaceutica SpA	30,478	1,851,969
Snam SpA	553,181	2,558,160
Stellantis NV	505,218	6,745,615
Telecom Italia SpA/Milano(a)(b)	3,091,893	848,684
Tenaris SA, NVS	133,439	2,521,891
Terna - Rete Elettrica Nazionale	410,578	3,386,824
UniCredit SpA	375,141	17,227,699
		115,174,356
Japan — 4.7%
Advantest Corp.	188,600	10,427,162
Aeon Co. Ltd.	161,600	3,915,121
AGC Inc.	50,400	1,456,022
Aisin Corp.	131,200	1,484,082
Ajinomoto Co. Inc.	115,200	4,618,062
ANA Holdings Inc.	37,000	694,085
Asahi Group Holdings Ltd.	339,700	3,679,405
Asahi Kasei Corp.	293,300	1,991,987
Asics Corp.	164,400	3,664,497
Astellas Pharma Inc.	428,100	4,150,010
Bandai Namco Holdings Inc.	150,400	3,730,526
Bridgestone Corp.	143,700	5,154,648
Brother Industries Ltd.	63,700	1,122,391
Canon Inc.	236,200	7,612,472
Capcom Co. Ltd.	87,700	2,002,382
Central Japan Railway Co.	161,800	3,000,870
Chiba Bank Ltd. (The)	122,000	1,039,031
Chubu Electric Power Co. Inc.	162,900	1,697,070
Chugai Pharmaceutical Co. Ltd.	162,200	6,993,255
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Concordia Financial Group Ltd.	260,300	$1,511,412
Dai Nippon Printing Co. Ltd.	111,600	1,649,380
Daifuku Co. Ltd.	81,100	1,664,525
Dai-ichi Life Holdings Inc.	231,600	6,323,880
Daiichi Sankyo Co. Ltd.	435,500	12,141,916
Daikin Industries Ltd.	63,300	7,435,292
Daito Trust Construction Co. Ltd.	9,400	1,007,234
Daiwa House Industry Co. Ltd.	139,200	4,385,321
Daiwa Securities Group Inc.	352,600	2,552,527
Denso Corp.	451,800	6,252,231
Dentsu Group Inc.	55,700	1,290,401
Disco Corp.	23,300	6,743,560
East Japan Railway Co.	222,800	3,966,582
Eisai Co. Ltd.	58,100	1,721,046
ENEOS Holdings Inc.	733,980	3,689,949
FANUC Corp.	232,300	6,920,641
Fast Retailing Co. Ltd.	46,500	15,315,106
Fuji Electric Co. Ltd.	34,100	1,624,692
FUJIFILM Holdings Corp.	263,700	5,809,600
Fujikura Ltd.	62,100	2,499,417
Fujitsu Ltd.	419,700	8,116,896
Hankyu Hanshin Holdings Inc.	61,500	1,564,843
Hikari Tsushin Inc.	5,400	1,233,513
Hitachi Construction Machinery Co. Ltd.	31,000	742,286
Hitachi Ltd.	1,129,800	28,403,644
Honda Motor Co. Ltd.	1,082,900	10,249,806
Hoshizaki Corp.	30,300	1,121,438
Hoya Corp.	85,900	11,535,154
Hulic Co. Ltd.	124,800	1,099,929
Idemitsu Kosan Co. Ltd.	242,700	1,619,819
Inpex Corp.	242,100	2,889,233
Isuzu Motors Ltd.	162,200	2,180,678
ITOCHU Corp.	285,400	13,140,972
Japan Airlines Co. Ltd.	42,000	689,123
Japan Exchange Group Inc.	261,600	2,764,115
Japan Post Bank Co. Ltd.	360,100	3,724,841
Japan Post Holdings Co. Ltd.	494,000	5,159,339
Japan Post Insurance Co. Ltd.	50,200	978,279
Japan Real Estate Investment Corp.	1,789	1,260,391
Japan Tobacco Inc.	291,500	7,426,202
JFE Holdings Inc.	125,000	1,445,555
Kajima Corp.	115,200	2,048,379
Kansai Electric Power Co. Inc. (The)	171,400	1,891,018
Kao Corp.	116,200	4,607,601
Kawasaki Kisen Kaisha Ltd.	104,800	1,326,214
KDDI Corp.	376,200	12,533,476
Keyence Corp.	47,800	20,587,877
Kikkoman Corp.	164,700	1,723,790
Kirin Holdings Co. Ltd.	201,300	2,547,226
Kobe Bussan Co. Ltd.	45,000	1,022,604
Komatsu Ltd.	216,500	6,530,343
Konami Group Corp.	28,100	2,586,691
Kubota Corp.	242,700	3,044,266
Kyocera Corp.	317,600	3,296,622
Kyowa Kirin Co. Ltd.	55,800	831,515
Lasertec Corp.	19,800	2,059,268
LY Corp.	681,000	1,989,152
M3 Inc.	100,700	913,957
Makita Corp.	62,900	1,860,108
Marubeni Corp.	349,700	5,199,185
MatsukiyoCocokara & Co.	81,400	1,204,812
McDonald's Holdings Co. Japan Ltd.(b)	21,600	814,485
Security	Shares	Value
Japan (continued)
MEIJI Holdings Co. Ltd.	53,300	$1,073,251
Minebea Mitsumi Inc.	99,800	1,601,659
Mitsubishi Chemical Group Corp.	297,600	1,520,039
Mitsubishi Corp.	802,700	12,802,439
Mitsubishi Electric Corp.	475,700	7,797,182
Mitsubishi Estate Co. Ltd.	256,500	3,727,200
Mitsubishi HC Capital Inc.	146,600	974,902
Mitsubishi Heavy Industries Ltd.	772,000	11,298,408
Mitsubishi UFJ Financial Group Inc.	2,679,500	33,886,003
Mitsui & Co. Ltd.	625,100	12,371,970
Mitsui Chemicals Inc.	45,000	986,825
Mitsui Fudosan Co. Ltd.	651,200	5,877,594
Mitsui OSK Lines Ltd.	85,600	2,908,921
Mizuho Financial Group Inc.	568,490	15,653,832
MonotaRO Co. Ltd.	75,300	1,297,314
MS&AD Insurance Group Holdings Inc.	324,100	6,719,856
Murata Manufacturing Co. Ltd.	400,300	6,289,031
NEC Corp.	57,000	5,653,193
Nexon Co. Ltd.	76,500	993,808
Nidec Corp.	208,200	3,595,933
Nintendo Co. Ltd.	251,300	16,486,447
Nippon Building Fund Inc.	2,084	1,659,460
Nippon Paint Holdings Co. Ltd.	247,400	1,558,941
Nippon Sanso Holdings Corp.	45,500	1,288,584
Nippon Steel Corp.	207,434	4,306,117
Nippon Telegraph & Telephone Corp.	6,724,800	6,620,233
Nippon Yusen KK	114,400	3,590,276
Nissan Motor Co. Ltd.(b)	497,900	1,362,466
Nissin Foods Holdings Co. Ltd.	51,000	1,140,356
Nitori Holdings Co. Ltd.	20,200	2,365,512
Nitto Denko Corp.	189,900	3,368,672
Nomura Holdings Inc.	741,700	4,822,076
Nomura Research Institute Ltd.	97,200	3,284,118
NTT Data Group Corp.	161,600	3,136,106
Obayashi Corp.	172,700	2,319,382
Obic Co. Ltd.	84,200	2,514,655
Olympus Corp.	297,200	4,510,306
Omron Corp.	48,100	1,586,801
Ono Pharmaceutical Co. Ltd.	103,600	1,077,789
Oracle Corp./Japan	8,800	803,350
Oriental Land Co. Ltd./Japan	267,100	6,002,825
ORIX Corp.	289,500	6,115,057
Osaka Gas Co. Ltd.	94,100	1,850,074
Otsuka Corp.	61,600	1,388,754
Otsuka Holdings Co. Ltd.	96,300	5,028,514
Pan Pacific International Holdings Corp.	95,700	2,664,415
Panasonic Holdings Corp.	557,000	5,683,471
Rakuten Group Inc.(a)	375,300	2,356,567
Recruit Holdings Co. Ltd.	354,000	24,706,427
Renesas Electronics Corp.	399,200	5,347,073
Resona Holdings Inc.	505,200	3,749,818
Ricoh Co. Ltd.	141,800	1,626,207
SBI Holdings Inc.	68,330	1,969,738
SCREEN Holdings Co. Ltd.	21,100	1,470,297
SCSK Corp.	53,300	1,180,119
Secom Co. Ltd.	93,000	3,129,555
Seiko Epson Corp.	81,300	1,469,195
Sekisui Chemical Co. Ltd.	96,700	1,602,568
Sekisui House Ltd.	152,900	3,514,096
Seven & i Holdings Co. Ltd.	521,800	8,329,887
SG Holdings Co. Ltd.	86,200	812,385
Shimadzu Corp.	65,100	1,888,483
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Shimano Inc.	20,100	$2,820,547
Shin-Etsu Chemical Co. Ltd.	438,600	13,597,570
Shionogi & Co. Ltd.	192,200	2,826,129
Shiseido Co. Ltd.	96,700	1,623,922
Shizuoka Financial Group Inc., NVS	125,400	1,118,874
SMC Corp.	12,800	4,843,344
SoftBank Corp.	6,623,600	8,519,689
SoftBank Group Corp.	237,300	14,506,544
Sompo Holdings Inc.	220,400	6,146,086
Sony Group Corp.	1,522,200	33,593,954
Subaru Corp.	145,200	2,529,297
Sumitomo Corp.	253,700	5,500,276
Sumitomo Electric Industries Ltd.	180,800	3,377,727
Sumitomo Metal Mining Co. Ltd.	65,000	1,484,345
Sumitomo Mitsui Financial Group Inc.	918,100	22,624,827
Sumitomo Mitsui Trust Group Inc.	161,616	4,063,884
Sumitomo Realty & Development Co. Ltd.	73,400	2,536,220
Suntory Beverage & Food Ltd.	41,700	1,295,299
Suzuki Motor Corp.	371,400	4,444,243
Sysmex Corp.	119,800	2,290,020
T&D Holdings Inc.	109,300	2,079,413
Taisei Corp.	45,700	1,917,230
Takeda Pharmaceutical Co. Ltd.	391,034	10,518,820
TDK Corp.	458,700	5,544,445
Terumo Corp.	323,100	6,065,849
TIS Inc.	59,100	1,306,777
Toho Co. Ltd./Tokyo	32,900	1,482,702
Tokio Marine Holdings Inc.	459,800	15,165,742
Tokyo Electric Power Co. Holdings Inc.(a)	390,600	1,023,658
Tokyo Electron Ltd.	110,600	18,656,435
Tokyo Gas Co. Ltd.	94,300	2,667,633
Tokyu Corp.	125,400	1,431,104
Toppan Holdings Inc.	60,500	1,698,052
Toray Industries Inc.	354,800	2,461,948
TOTO Ltd.	37,700	921,510
Toyota Industries Corp.	38,900	3,245,700
Toyota Motor Corp.	2,504,300	47,505,342
Toyota Tsusho Corp.	162,200	2,739,498
Trend Micro Inc./Japan(a)	28,800	1,706,119
Unicharm Corp.	279,600	2,183,623
West Japan Railway Co.	115,300	2,120,996
Yakult Honsha Co. Ltd.	69,600	1,271,152
Yamaha Motor Co. Ltd.	222,200	1,858,839
Yaskawa Electric Corp.	62,500	1,814,579
Yokogawa Electric Corp.	61,400	1,347,798
Zensho Holdings Co. Ltd.	24,800	1,368,161
ZOZO Inc.	39,200	1,285,856
		926,750,745
Kuwait — 0.1%
Boubyan Bank KSCP	443,033	901,425
Kuwait Finance House KSCP	2,487,893	6,332,790
Mabanee Co. KPSC	249,646	643,830
Mobile Telecommunications Co. KSCP	564,905	827,827
National Bank of Kuwait SAKP	1,624,511	5,072,143
		13,778,015
Malaysia — 0.1%
Axiata Group Bhd	352,300	175,063
CELCOMDIGI Bhd	1,068,683	897,619
CIMB Group Holdings Bhd	1,490,900	2,676,365
Genting Bhd	650,700	529,000
Genting Malaysia Bhd	423,900	211,624
Security	Shares	Value
Malaysia (continued)
Hong Leong Bank Bhd	198,400	$897,358
IHH Healthcare Bhd	642,000	1,031,233
Inari Amertron Bhd	783,100	442,552
Kuala Lumpur Kepong Bhd	81,500	363,374
Malayan Banking Bhd	1,497,900	3,472,656
Malaysia Airports Holdings Bhd	20,900	51,295
Maxis Bhd	808,200	630,021
MISC Bhd	365,300	592,524
MR DIY Group M Bhd(c)	430,200	161,672
Nestle Malaysia Bhd	21,400	431,378
Petronas Chemicals Group Bhd	877,700	914,826
Petronas Gas Bhd	318,200	1,225,652
PPB Group Bhd	169,400	453,540
Press Metal Aluminium Holdings Bhd	1,079,100	1,181,669
Public Bank Bhd	3,739,150	3,611,674
RHB Bank Bhd	406,400	585,953
SD Guthrie Bhd	336,100	364,701
Telekom Malaysia Bhd	404,400	597,093
Tenaga Nasional Bhd	739,900	2,255,311
YTL Corp. Bhd	902,500	383,900
YTL Power International Bhd(b)	575,700	402,688
		24,540,741
Mexico — 0.2%
America Movil SAB de CV, Series B, Class B	4,452,110	3,108,871
Arca Continental SAB de CV	112,300	1,026,319
Cemex SAB de CV, NVS	3,671,654	2,179,391
Coca-Cola Femsa SAB de CV	124,900	981,202
Fibra Uno Administracion SA de CV	674,500	699,173
Fomento Economico Mexicano SAB de CV	505,800	4,299,617
Gruma SAB de CV, Class B	42,125	730,062
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	76,200	719,381
Grupo Aeroportuario del Pacifico SAB de CV, Class B	92,045	1,701,247
Grupo Aeroportuario del Sureste SAB de CV, Class B	46,840	1,272,786
Grupo Bimbo SAB de CV, Series A, Class A	333,800	876,463
Grupo Carso SAB de CV, Series A1, Class A1	178,400	1,022,774
Grupo Comercial Chedraui SA de CV	69,900	402,864
Grupo Financiero Banorte SAB de CV, Class O	657,700	4,545,055
Grupo Financiero Inbursa SAB de CV, Class O(a)	553,400	1,176,663
Grupo Mexico SAB de CV, Series B, Class B	843,628	4,135,902
Industrias Penoles SAB de CV(a)	45,395	642,194
Kimberly-Clark de Mexico SAB de CV, Class A	306,900	458,825
Prologis Property Mexico SA de CV	261,150	814,125
Wal-Mart de Mexico SAB de CV	1,263,700	3,276,033
		34,068,947
Netherlands — 1.0%
ABN AMRO Bank NV, CVA(c)	111,670	1,873,054
Adyen NV(a)(c)	5,441	8,782,411
Aegon Ltd.	392,968	2,565,489
AerCap Holdings NV	48,975	4,682,010
Akzo Nobel NV	43,429	2,466,681
ASM International NV	12,350	7,165,266
ASML Holding NV	97,771	72,327,377
ASR Nederland NV	34,606	1,705,280
BE Semiconductor Industries NV	18,553	2,366,090
Coca-Cola Europacific Partners PLC	50,657	3,979,107
DSM-Firmenich AG	45,267	4,621,278
EXOR NV, NVS	24,001	2,274,054
Heineken Holding NV	34,058	2,053,522
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
Heineken NV	69,295	$4,814,454
IMCD NV(b)	12,942	2,026,722
ING Groep NV	825,396	13,718,814
InPost SA(a)	42,801	700,204
JDE Peet's NV	20,651	360,691
Koninklijke Ahold Delhaize NV	233,554	8,276,592
Koninklijke KPN NV	890,476	3,222,207
Koninklijke Philips NV(a)	198,809	5,479,625
NN Group NV	63,028	2,892,749
Prosus NV	351,106	13,411,381
QIAGEN NV	52,589	2,335,351
Randstad NV	26,890	1,160,842
Universal Music Group NV	195,524	5,453,600
Wolters Kluwer NV	62,522	11,357,872
		192,072,723
New Zealand — 0.0%
Auckland International Airport Ltd.	387,988	1,891,153
Fisher & Paykel Healthcare Corp. Ltd.	153,112	3,239,410
Infratil Ltd.	222,936	1,409,874
Meridian Energy Ltd.	262,386	873,348
		7,413,785
Norway — 0.1%
Aker BP ASA	87,768	1,831,932
DNB Bank ASA	227,436	4,830,895
Equinor ASA	198,900	4,790,262
Gjensidige Forsikring ASA	33,914	695,736
Kongsberg Gruppen ASA	22,322	2,649,689
Mowi ASA	95,683	1,921,488
Norsk Hydro ASA	366,835	2,163,576
Orkla ASA	208,325	1,934,513
Salmar ASA	17,034	902,214
Telenor ASA	166,674	2,038,015
Yara International ASA	45,035	1,348,818
		25,107,138
Peru — 0.0%
Cia. de Minas Buenaventura SAA, ADR	47,666	608,218
Credicorp Ltd.	16,450	3,011,995
Southern Copper Corp.	20,650	1,891,953
		5,512,166
Philippines — 0.1%
Ayala Corp.	51,850	482,666
Ayala Land Inc.	2,200,000	837,083
Bank of the Philippine Islands	534,838	1,064,673
BDO Unibank Inc.	566,846	1,336,200
International Container Terminal Services Inc.	177,000	1,056,863
JG Summit Holdings Inc.	576,359	159,246
Jollibee Foods Corp.	179,700	683,422
Metropolitan Bank & Trust Co.	517,180	613,128
PLDT Inc.	16,515	377,958
SM Investments Corp.	70,920	944,875
SM Prime Holdings Inc.	2,940,825	1,163,009
		8,719,123
Poland — 0.1%
Allegro.eu SA (a)(c)	122,096	896,030
Bank Polska Kasa Opieki SA	53,636	2,104,029
Budimex SA	2,300	269,315
CD Projekt SA	16,970	877,604
Dino Polska SA(a)(b)(c)	12,878	1,426,051
KGHM Polska Miedz SA	40,750	1,249,479
LPP SA	303	1,222,549
mBank SA(a)(b)	2,468	381,060
Security	Shares	Value
Poland (continued)
ORLEN SA	130,279	$1,717,834
PGE Polska Grupa Energetyczna SA(a)	122,367	196,381
Powszechna Kasa Oszczednosci Bank Polski SA	235,912	3,870,542
Powszechny Zaklad Ubezpieczen SA	152,286	1,867,272
Santander Bank Polska SA	9,521	1,181,892
		17,260,038
Portugal — 0.0%
Banco Espirito Santo SA, Registered,NVS(d)(e)	3	—
EDP Renovaveis SA	77,222	722,485
EDP SA	762,331	2,396,901
Galp Energia SGPS SA	117,128	1,960,273
Jeronimo Martins SGPS SA	73,813	1,458,728
		6,538,387
Qatar — 0.1%
Commercial Bank PSQC (The)	900,003	1,134,930
Dukhan Bank	665,203	672,711
Industries Qatar QSC	430,541	1,621,385
Masraf Al Rayan QSC	1,481,824	970,205
Mesaieed Petrochemical Holding Co.	1,233,545	517,627
Ooredoo QPSC	402,391	1,425,975
Qatar Gas Transport Co. Ltd.	909,529	1,074,493
Qatar Islamic Bank QPSC	475,685	2,687,322
Qatar National Bank QPSC	1,105,235	5,061,157
		15,165,805
Russia — 0.0%
Alrosa PJSC(a)(d)	472,000	48
Mobile TeleSystems PJSC(a)(d)	482,206	49
Moscow Exchange MICEX-RTS PJSC(a)(d)	490,370	50
PhosAgro PJSC, New(a)(d)	511	5
Polyus PJSC(a)(d)	9,781	1
Rosneft Oil Co. PJSC(a)(d)	352,530	36
Sberbank of Russia PJSC(a)(d)	2,557,600	259
Severstal PAO(a)(d)	47,814	5
TCS Group Holding PLC, GDR(a)(d)(e)	35,279	4
X5 Retail Group NV, GDR(a)(d)	24,002	2
		459
Saudi Arabia — 0.4%
ACWA Power Co.	36,714	4,003,338
Ades Holding Co.	96,826	463,177
Al Rajhi Bank	485,636	12,808,233
Alinma Bank	357,435	2,843,545
Almarai Co. JSC	112,211	1,761,203
Arab National Bank	220,060	1,254,490
Arabian Internet & Communications Services Co.	4,930	419,072
Bank AlBilad	140,309	1,491,527
Bank Al-Jazira(a)	145,709	731,445
Banque Saudi Fransi	356,635	1,525,946
Bupa Arabia for Cooperative Insurance Co.	19,939	988,790
Co. for Cooperative Insurance (The)	17,265	698,847
Dar Al Arkan Real Estate Development Co.(a)	168,874	742,697
Dr Sulaiman Al Habib Medical Services Group Co.	20,472	1,594,881
Elm Co.	5,875	1,824,826
Etihad Etisalat Co.	100,894	1,557,513
Mouwasat Medical Services Co.	32,345	793,881
Riyad Bank	425,991	3,325,712
SABIC Agri-Nutrients Co.	64,452	1,975,956
Sahara International Petrochemical Co.	101,323	629,438
SAL Saudi Logistics Services	5,841	426,187
Saudi Arabian Mining Co.(a)	366,405	4,753,157
Saudi Arabian Oil Co.(c)	1,419,063	10,500,827
Saudi Awwal Bank	242,665	2,324,395
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Saudi Arabia (continued)
Saudi Basic Industries Corp.	227,029	$4,055,494
Saudi Electricity Co.	223,911	1,015,596
Saudi Industrial Investment Group	77,468	362,078
Saudi Investment Bank (The)	117,622	473,337
Saudi Kayan Petrochemical Co.(a)	195,819	355,956
Saudi National Bank (The)	759,290	6,916,121
Saudi Research & Media Group(a)	7,060	499,642
Saudi Tadawul Group Holding Co.	12,524	702,187
Saudi Telecom Co.	452,520	5,243,912
Yanbu National Petrochemical Co.	64,223	642,037
		79,705,443
Singapore — 0.3%
CapitaLand Ascendas REIT	1,087,279	2,061,314
CapitaLand Integrated Commercial Trust	1,652,041	2,358,237
CapitaLand Investment Ltd./Singapore(b)	801,500	1,442,920
DBS Group Holdings Ltd.	470,960	15,415,426
Genting Singapore Ltd.	1,976,200	1,094,285
Grab Holdings Ltd., Class A(a)	390,972	1,790,652
Keppel Ltd.(b)	403,900	2,006,450
Oversea-Chinese Banking Corp. Ltd.	881,500	11,243,335
Sea Ltd., ADR(a)(b)	90,010	10,962,318
Sembcorp Industries Ltd.(b)	272,400	1,114,246
Singapore Airlines Ltd.(b)	306,200	1,428,390
Singapore Exchange Ltd.	95,300	857,459
Singapore Technologies Engineering Ltd.(b)	432,300	1,534,332
Singapore Telecommunications Ltd.	1,888,100	4,613,312
United Overseas Bank Ltd.	301,800	8,296,374
Wilmar International Ltd.	425,000	971,576
		67,190,626
South Africa — 0.3%
Absa Group Ltd.	190,860	1,896,698
Anglo American Platinum Ltd.	15,298	536,708
Anglogold Ashanti PLC, NVS	107,579	3,239,294
Aspen Pharmacare Holdings Ltd.	105,329	1,006,355
Bid Corp. Ltd.	97,782	2,493,945
Bidvest Group Ltd. (The)	85,142	1,161,477
Capitec Bank Holdings Ltd.	21,800	3,470,974
Clicks Group Ltd.	54,661	1,052,113
Discovery Ltd.	121,357	1,175,732
Exxaro Resources Ltd.	51,288	480,123
FirstRand Ltd.	1,209,438	4,920,600
Gold Fields Ltd.	229,347	3,918,555
Harmony Gold Mining Co. Ltd.	162,826	1,852,561
Impala Platinum Holdings Ltd.(a)	224,703	1,233,320
Kumba Iron Ore Ltd.	23,925	496,931
MTN Group Ltd.	425,679	2,611,110
Naspers Ltd., Class N	45,172	9,523,620
Nedbank Group Ltd.	137,399	2,021,509
NEPI Rockcastle NV	88,615	669,646
Old Mutual Ltd.	1,454,076	961,212
Reinet Investments SCA	31,273	774,054
Remgro Ltd.	98,028	757,307
Sanlam Ltd.	421,571	1,837,018
Sasol Ltd.	159,553	740,039
Shoprite Holdings Ltd.	120,452	1,838,622
Sibanye Stillwater Ltd.(a)	620,095	597,575
Standard Bank Group Ltd.	314,580	3,669,216
Vodacom Group Ltd.	119,982	701,738
Woolworths Holdings Ltd./South Africa	286,667	890,958
		56,529,010
Security	Shares	Value
South Korea — 0.9%
Alteogen Inc.(a)	10,240	$2,594,256
Amorepacific Corp.	8,146	723,251
Celltrion Inc.	38,370	4,715,695
CJ CheilJedang Corp.	2,527	418,931
Coway Co. Ltd.	17,915	947,721
DB Insurance Co. Ltd.	8,850	588,851
Doosan Bobcat Inc.	15,668	514,718
Doosan Enerbility Co. Ltd.(a)(b)	100,699	1,643,454
Ecopro BM Co. Ltd.(a)	11,685	1,042,963
Ecopro Co. Ltd.(a)	25,290	1,051,659
Enchem Co. Ltd.(a)	2,460	218,367
Hana Financial Group Inc.	75,779	3,136,533
Hanjin Kal Corp.	6,952	399,918
Hankook Tire & Technology Co. Ltd.	18,903	530,344
Hanmi Pharm Co. Ltd.	3,034	506,828
Hanmi Semiconductor Co. Ltd.	11,650	893,172
Hanwha Aerospace Co. Ltd.	7,652	2,096,543
Hanwha Ocean Co. Ltd.(a)	24,233	947,279
HD Hyundai Co. Ltd.	11,574	658,373
HD Hyundai Electric Co. Ltd.	6,131	1,713,020
HD Hyundai Heavy Industries Co. Ltd.(a)	5,270	1,120,859
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	13,802	2,187,651
HLB Inc.(a)	33,344	1,837,854
HMM Co. Ltd.	73,812	962,096
HYBE Co. Ltd.	4,578	706,535
Hyundai Glovis Co. Ltd.	11,446	1,169,307
Hyundai Mobis Co. Ltd.	15,836	2,857,695
Hyundai Motor Co.	34,927	4,915,942
Industrial Bank of Korea	37,236	396,670
Kakao Corp.	83,897	2,202,691
KakaoBank Corp.	42,100	610,239
KB Financial Group Inc.	91,064	5,705,278
Kia Corp.	61,656	4,302,222
Korea Aerospace Industries Ltd.	24,015	877,313
Korea Electric Power Corp.(a)	72,087	1,040,378
Korea Zinc Co. Ltd.	1,853	1,047,734
Korean Air Lines Co. Ltd.	35,198	597,562
Krafton Inc.(a)	7,411	1,846,490
KT&G Corp.	28,479	2,159,663
Kumho Petrochemical Co. Ltd.	4,369	316,117
L&F Co. Ltd.(a)	6,980	419,087
LG Chem Ltd.	12,893	2,091,058
LG Corp.	24,040	1,232,388
LG Display Co. Ltd.(a)	107,533	680,556
LG Electronics Inc.	27,345	1,575,509
LG Energy Solution Ltd.(a)	11,225	2,702,360
LG H&H Co. Ltd.	2,907	611,347
LG Innotek Co. Ltd.	4,287	435,293
LG Uplus Corp.	30,970	213,402
Lotte Chemical Corp.	6,992	272,406
Meritz Financial Group Inc.	22,741	1,778,828
Mirae Asset Securities Co. Ltd.	64,379	371,216
NAVER Corp.	30,698	4,545,976
NCSoft Corp.	4,468	528,755
Netmarble Corp.(a)(c)	7,710	233,623
Orion Corp./Republic of Korea	7,240	503,089
Posco DX Co. Ltd.	14,152	181,876
POSCO Future M Co. Ltd.	7,857	765,006
POSCO Holdings Inc.	16,682	2,971,930
Posco International Corp.	13,678	393,207
Samsung Biologics Co. Ltd.(a)(c)	4,661	3,447,257
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Samsung C&T Corp.	23,261	$1,906,850
Samsung E&A Co. Ltd.	41,262	508,965
Samsung Electro-Mechanics Co. Ltd.	12,331	1,129,433
Samsung Electronics Co. Ltd.	1,154,580	41,234,346
Samsung Fire & Marine Insurance Co. Ltd.	7,482	1,952,775
Samsung Heavy Industries Co. Ltd.(a)	198,885	1,768,565
Samsung Life Insurance Co. Ltd.(a)	19,206	1,171,966
Samsung SDI Co. Ltd.	13,486	2,043,369
Samsung SDS Co. Ltd.	9,873	816,299
Shinhan Financial Group Co. Ltd.	96,190	3,350,664
SK Biopharmaceuticals Co. Ltd.(a)	8,921	663,869
SK Bioscience Co. Ltd.(a)(b)	6,441	215,864
SK Hynix Inc.	133,833	18,017,882
SK Inc.	9,380	949,519
SK Innovation Co. Ltd.(a)	14,374	1,252,647
SK Square Co. Ltd.(a)	24,485	1,564,610
SK Telecom Co. Ltd.	14,580	555,194
SKC Co. Ltd.(a)	6,217	663,536
S-Oil Corp.	11,194	468,269
Woori Financial Group Inc.	142,908	1,572,289
Yuhan Corp.	13,155	1,165,734
		171,128,986
Spain — 0.6%
Acciona SA	4,957	558,497
ACS Actividades de Construccion y Servicios SA	56,605	2,881,998
Aena SME SA(c)	15,719	3,385,246
Amadeus IT Group SA	106,447	7,789,531
Banco Bilbao Vizcaya Argentaria SA	1,451,533	16,525,640
Banco de Sabadell SA	1,260,820	2,971,972
Banco Santander SA	3,881,644	19,891,499
CaixaBank SA	994,935	6,022,698
Cellnex Telecom SA(c)	129,799	4,347,384
Endesa SA	76,433	1,692,098
Ferrovial SE	134,931	5,759,300
Grifols SA(a)	87,324	747,112
Iberdrola SA	1,519,202	21,468,696
Iberdrola SA, NVS	26,453	373,822
Industria de Diseno Textil SA	252,286	13,694,243
Redeia Corp. SA	116,669	1,962,503
Repsol SA	310,398	3,607,412
Telefonica SA	1,085,171	4,421,307
		118,100,958
Sweden — 0.8%
AddTech AB, Class B	63,727	1,860,074
Alfa Laval AB	76,349	3,403,379
Assa Abloy AB, Class B	247,396	7,579,300
Atlas Copco AB, Class A	678,964	11,342,607
Atlas Copco AB, Class B	347,647	5,168,329
Beijer Ref AB, Class B	107,630	1,597,106
Boliden AB	70,762	2,125,357
Epiroc AB, Class A	192,440	3,667,214
Epiroc AB, Class B	22,703	379,013
EQT AB	88,309	2,883,336
Essity AB, Class B	141,277	3,577,948
Evolution AB(c)	44,603	3,421,925
Fastighets AB Balder, Class B(a)	186,118	1,324,357
Getinge AB, Class B	60,895	1,195,795
H & M Hennes & Mauritz AB, Class B	141,058	1,879,288
Hexagon AB, Class B	514,365	5,955,177
Holmen AB, Class B	24,032	910,588
Industrivarden AB, Class A	16,252	577,039
Security	Shares	Value
Sweden (continued)
Industrivarden AB, Class C	45,794	$1,618,136
Indutrade AB	63,924	1,759,776
Investment AB Latour, Class B	39,962	1,044,833
Investor AB, Class B	431,865	12,297,880
L E Lundbergforetagen AB, Class B	16,751	806,214
Lifco AB, Class B	67,947	2,228,111
Nibe Industrier AB, Class B(b)	365,933	1,466,099
Saab AB, Class B	80,299	1,735,793
Sagax AB, Class B	57,164	1,258,083
Sandvik AB	257,100	5,304,744
Securitas AB, Class B	122,768	1,561,982
Skandinaviska Enskilda Banken AB, Class A	395,786	5,609,969
Skanska AB, Class B	78,866	1,689,691
SKF AB, Class B	88,249	1,782,434
Spotify Technology SA(a)	37,435	20,534,969
Svenska Cellulosa AB SCA, Class B	163,546	2,252,409
Svenska Handelsbanken AB, Class A	350,367	3,876,346
Swedbank AB, Class A	208,811	4,546,534
Swedish Orphan Biovitrum AB(a)	48,029	1,454,584
Tele2 AB, Class B	129,607	1,441,857
Telefonaktiebolaget LM Ericsson, Class B	691,861	5,209,627
Telia Co. AB	609,952	1,795,012
Trelleborg AB, Class B	46,133	1,737,010
Volvo AB, Class B	414,267	11,414,466
		153,274,391
Switzerland — 2.1%
ABB Ltd., Registered	388,824	21,172,393
Adecco Group AG, Registered	39,689	944,824
Alcon AG	120,467	10,993,076
Avolta AG, Registered	24,763	1,119,303
Bachem Holding AG	8,362	532,388
Baloise Holding AG, Registered	10,534	1,922,148
Banque Cantonale Vaudoise, Registered	8,778	885,833
Barry Callebaut AG, Registered	808	888,213
BKW AG	5,428	926,066
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	253	2,906,233
Chocoladefabriken Lindt & Spruengli AG, Registered	30	3,395,480
Cie Financiere Richemont SA, Class A, Registered	131,254	25,373,830
Clariant AG, Registered	65,002	731,665
EMS-Chemie Holding AG, Registered	1,756	1,243,064
Geberit AG, Registered	8,705	4,855,374
Givaudan SA, Registered	2,300	10,068,735
Helvetia Holding AG, Registered	8,981	1,567,141
Holcim AG	120,827	12,109,758
Julius Baer Group Ltd.	55,277	3,884,001
Kuehne + Nagel International AG, Registered	12,138	2,758,152
Logitech International SA, Registered	39,851	3,944,896
Lonza Group AG, Registered	17,984	11,403,513
Nestle SA, Registered	639,177	54,292,093
Novartis AG, Registered	484,496	50,715,471
Partners Group Holding AG	5,495	8,347,725
Roche Holding AG, Bearer	7,357	2,446,612
Roche Holding AG, NVS	172,282	54,160,586
Sandoz Group AG	100,819	4,826,947
Schindler Holding AG, Participation Certificates, NVS	8,687	2,510,177
Schindler Holding AG, Registered	6,850	1,926,476
SGS SA	37,814	3,673,193
SIG Group AG	68,135	1,485,920
Sika AG, Registered	36,892	9,369,235
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Sonova Holding AG, Registered	12,377	$4,318,128
Straumann Holding AG	25,482	3,613,746
Swatch Group AG (The), Bearer	7,016	1,299,790
Swiss Life Holding AG, Registered	7,608	6,211,476
Swiss Prime Site AG, Registered	23,868	2,724,809
Swiss Re AG	72,779	11,110,973
Swisscom AG, Registered	6,300	3,545,256
Temenos AG, Registered	17,894	1,521,646
UBS Group AG, Registered	830,108	29,269,218
VAT Group AG(c)	6,782	2,605,371
Zurich Insurance Group AG	35,456	21,485,078
		405,086,012
Taiwan — 1.9%
Accton Technology Corp.	128,000	2,939,314
Acer Inc.	811,000	910,913
Advantech Co. Ltd.	131,312	1,503,332
Airtac International Group	35,393	922,927
Alchip Technologies Ltd.	21,000	1,953,624
ASE Technology Holding Co. Ltd.	808,873	4,198,460
Asia Cement Corp.	754,000	938,745
Asia Vital Components Co. Ltd.	78,000	1,313,282
Asustek Computer Inc.	190,000	3,458,473
AUO Corp.	1,790,400	771,486
Catcher Technology Co. Ltd.	155,000	930,901
Cathay Financial Holding Co. Ltd.	2,424,264	4,887,993
Chailease Holding Co. Ltd.	325,555	1,135,964
Chang Hwa Commercial Bank Ltd.	1,001,057	552,789
Cheng Shin Rubber Industry Co. Ltd.	278,000	418,213
China Airlines Ltd.	813,000	638,852
China Steel Corp.	2,613,305	1,599,314
Chunghwa Telecom Co. Ltd.	894,140	3,414,304
Compal Electronics Inc.	898,000	990,434
CTBC Financial Holding Co. Ltd.	4,176,142	4,970,798
Delta Electronics Inc.	460,000	5,993,816
E Ink Holdings Inc.	186,000	1,561,201
E.Sun Financial Holding Co. Ltd.	3,522,681	2,970,759
Eclat Textile Co. Ltd.	65,000	1,035,578
eMemory Technology Inc.	18,000	1,776,592
Eva Airways Corp.	729,000	1,051,080
Evergreen Marine Corp. Taiwan Ltd.	302,000	1,873,259
Far EasTone Telecommunications Co. Ltd.	445,000	1,193,225
Feng TAY Enterprise Co. Ltd.	152,096	604,783
First Financial Holding Co. Ltd.	2,683,670	2,264,612
Formosa Chemicals & Fibre Corp.	953,000	811,713
Formosa Plastics Corp.	1,039,160	1,141,612
Fortune Electric Co. Ltd.	29,700	502,432
Fubon Financial Holding Co. Ltd.	2,021,210	5,661,785
Gigabyte Technology Co. Ltd.	134,000	1,013,169
Global Unichip Corp.	24,000	951,618
Globalwafers Co. Ltd.	71,000	731,707
Hon Hai Precision Industry Co. Ltd.	3,089,000	16,494,127
Hotai Motor Co. Ltd.	78,000	1,430,576
Hua Nan Financial Holdings Co. Ltd.	2,198,062	1,869,865
Innolux Corp.	2,247,798	952,173
International Games System Co. Ltd.	58,000	1,657,093
Inventec Corp.	706,000	1,040,723
Jentech Precision Industrial Co. Ltd.	14,000	579,403
KGI Financial Holding Co. Ltd.	4,003,000	2,092,551
Largan Precision Co. Ltd.	22,000	1,817,997
Lite-On Technology Corp.	559,000	1,829,466
MediaTek Inc.	366,000	15,850,371
Mega Financial Holding Co. Ltd.	2,600,973	3,058,651
Security	Shares	Value
Taiwan (continued)
Micro-Star International Co. Ltd.	208,000	$1,138,456
Nan Ya Plastics Corp.	1,203,830	1,176,937
Nanya Technology Corp.(a)	331,000	297,607
Novatek Microelectronics Corp.	147,000	2,310,115
Pegatron Corp.	450,000	1,309,308
PharmaEssentia Corp.(a)	74,000	1,539,894
Pou Chen Corp.	186,000	206,279
President Chain Store Corp.	175,000	1,380,927
Quanta Computer Inc.	711,000	5,636,902
Realtek Semiconductor Corp.	124,000	2,042,390
Ruentex Development Co. Ltd.	445,600	568,316
Shanghai Commercial & Savings Bank Ltd. (The)	1,005,851	1,291,972
Silergy Corp.	100,000	1,162,003
SinoPac Financial Holdings Co. Ltd.	2,727,034	1,877,071
Synnex Technology International Corp.	161,000	346,041
Taishin Financial Holding Co. Ltd.	2,506,865	1,330,665
Taiwan Cooperative Financial Holding Co. Ltd.	3,036,131	2,251,084
Taiwan High Speed Rail Corp.	545,000	452,746
Taiwan Mobile Co. Ltd.	532,000	1,786,053
Taiwan Semiconductor Manufacturing Co. Ltd.	6,010,000	200,572,243
TCC Group Holdings Co. Ltd.	1,614,227	1,560,236
Unimicron Technology Corp.	388,000	1,617,892
Uni-President Enterprises Corp.	1,193,600	2,834,013
United Microelectronics Corp.	2,852,000	3,400,172
Vanguard International Semiconductor Corp.	342,737	982,367
Voltronic Power Technology Corp.	20,000	1,128,843
Walsin Lihwa Corp.	808,869	601,830
Wan Hai Lines Ltd.	234,600	537,850
Wistron Corp.	686,000	2,251,349
Wiwynn Corp.	25,000	1,648,061
WPG Holdings Ltd.	267,000	570,257
Yageo Corp.	102,586	1,664,950
Yang Ming Marine Transport Corp.	525,000	1,077,253
Yuanta Financial Holding Co. Ltd.	2,527,297	2,657,975
Zhen Ding Technology Holding Ltd.	198,000	709,214
		370,181,326
Thailand — 0.1%
Advanced Info Service PCL, NVDR	388,200	3,263,309
Airports of Thailand PCL, NVDR(b)	1,556,600	2,543,751
Bangkok Dusit Medical Services PCL, NVDR	2,547,900	1,778,045
Central Pattana PCL, NVDR	826,500	1,294,469
Charoen Pokphand Foods PCL, NVDR	2,409,200	1,569,839
CP ALL PCL, NVDR(b)	1,768,600	2,722,783
CP Axtra PCL	217,591	171,902
Delta Electronics Thailand PCL, NVDR	762,100	2,828,207
Gulf Energy Development PCL, NVDR	1,076,656	1,836,254
PTT Exploration & Production PCL, NVDR(b)	530,200	1,996,147
PTT Global Chemical PCL, NVDR(b)	594,700	377,652
PTT PCL, NVDR(b)	2,429,300	2,266,459
Siam Cement PCL (The), NVDR(b)	226,400	1,030,975
True Corp. PCL, NVDR(a)	2,305,090	797,577
		24,477,369
Turkey — 0.1%
Akbank TAS	809,007	1,462,166
Aselsan Elektronik Sanayi Ve Ticaret A/S	435,627	1,077,970
BIM Birlesik Magazalar A/S	127,325	1,953,641
Coca-Cola Icecek A/S	95,448	151,576
Eregli Demir ve Celik Fabrikalari TAS(b)	897,332	561,752
Ford Otomotiv Sanayi AS	14,179	367,674
Haci Omer Sabanci Holding AS	236,744	659,400
KOC Holding AS	174,031	824,997
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Turkey (continued)
Pegasus Hava Tasimaciligi AS(a)	28,090	$183,765
Sasa Polyester Sanayi AS(a)	2,163,096	220,634
Turk Hava Yollari AO(a)	137,809	1,216,619
Turkcell Iletisim Hizmetleri AS	381,536	1,147,472
Turkiye Is Bankasi AS, Class C	2,065,879	814,772
Turkiye Petrol Rafinerileri AS	250,550	985,703
Turkiye Sise ve Cam Fabrikalari AS(b)	403,394	426,994
Yapi ve Kredi Bankasi A/S	721,997	617,791
		12,672,926
United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	698,407	2,276,096
Abu Dhabi Islamic Bank PJSC	368,706	1,565,950
Abu Dhabi National Oil Co. for Distribution PJSC	774,855	758,415
Aldar Properties PJSC	902,218	1,877,097
Americana Restaurants International PLC - Foreign Co.	563,210	360,339
Dubai Islamic Bank PJSC	715,845	1,497,758
Emaar Properties PJSC	1,552,848	5,699,435
Emirates NBD Bank PJSC	584,592	3,318,426
Emirates Telecommunications Group Co. PJSC	859,040	3,999,288
First Abu Dhabi Bank PJSC	1,117,761	4,421,603
Multiply Group PJSC(a)	851,375	489,076
		26,263,483
United Kingdom — 3.1%
3i Group PLC	257,764	12,383,836
Admiral Group PLC	49,353	1,648,908
Anglo American PLC	300,822	8,808,425
Antofagasta PLC	107,749	2,284,754
Ashtead Group PLC	115,672	7,538,564
Associated British Foods PLC	85,450	2,005,046
AstraZeneca PLC	373,109	52,375,385
Auto Trader Group PLC(c)	252,962	2,463,813
Aviva PLC	626,758	3,972,735
BAE Systems PLC	762,193	11,521,480
Barclays PLC	3,752,589	13,753,216
Barratt Redrow PLC	252,931	1,416,847
Berkeley Group Holdings PLC	29,927	1,431,852
BP PLC	4,224,384	21,853,972
British American Tobacco PLC	505,090	20,039,918
BT Group PLC	1,656,251	2,902,830
Bunzl PLC	67,188	2,859,969
Centrica PLC	1,105,206	1,942,406
Coca-Cola HBC AG, Class DI	58,678	2,036,969
Compass Group PLC	406,190	13,995,019
Croda International PLC	25,963	1,069,393
DCC PLC	22,110	1,524,530
Diageo PLC	531,500	15,833,605
Endeavour Mining PLC	26,782	544,862
Entain PLC	146,800	1,274,650
Experian PLC	228,587	11,260,109
Glencore PLC	2,458,942	10,623,726
GSK PLC	980,004	17,071,255
Haleon PLC	2,103,830	9,806,396
Halma PLC	78,802	2,952,023
Hargreaves Lansdown PLC	72,467	987,573
Hikma Pharmaceuticals PLC	31,476	894,501
HSBC Holdings PLC	4,470,865	46,694,238
Imperial Brands PLC	224,005	7,555,161
Informa PLC	270,920	2,890,826
InterContinental Hotels Group PLC	34,731	4,631,077
Intertek Group PLC	43,705	2,756,411
Security	Shares	Value
United Kingdom (continued)
J Sainsbury PLC	476,339	$1,496,060
JD Sports Fashion PLC	546,150	599,344
Kingfisher PLC	558,881	1,697,895
Land Securities Group PLC	207,477	1,496,305
Legal & General Group PLC	1,481,394	4,423,643
Lloyds Banking Group PLC	16,202,144	12,457,248
London Stock Exchange Group PLC	117,125	17,429,132
M&G PLC	530,108	1,365,631
Marks & Spencer Group PLC	325,951	1,350,285
Melrose Industries PLC	310,331	2,342,100
Mondi PLC, NVS	65,675	1,022,278
National Grid PLC	1,137,956	13,804,825
NatWest Group PLC, NVS	1,501,348	8,004,663
Next PLC	30,446	3,742,106
NMC Health PLC, NVS(a)(d)	19,275	—
Pearson PLC	177,400	2,943,202
Persimmon PLC	79,242	1,237,395
Phoenix Group Holdings PLC	62,428	402,348
Prudential PLC	667,449	5,554,465
Reckitt Benckiser Group PLC	165,413	10,938,553
RELX PLC	469,416	23,309,520
Rentokil Initial PLC	631,012	3,090,410
Rio Tinto PLC	287,836	17,334,028
Rolls-Royce Holdings PLC(a)	2,072,097	15,449,854
Sage Group PLC (The)	207,820	3,453,860
Schroders PLC	107,459	469,274
Segro PLC	308,897	2,731,135
Severn Trent PLC	79,817	2,492,789
Shell PLC	1,523,631	50,028,011
Smith & Nephew PLC	221,411	2,807,741
Smiths Group PLC	77,902	1,984,178
Spirax Group PLC	15,017	1,493,035
SSE PLC	250,594	5,048,345
Standard Chartered PLC	570,172	7,668,536
Taylor Wimpey PLC	931,787	1,379,973
Tesco PLC	1,707,248	7,857,419
Unilever PLC	605,293	34,669,378
United Utilities Group PLC	118,508	1,497,363
Vodafone Group PLC	5,782,764	4,926,596
Whitbread PLC	38,626	1,339,804
Wise PLC, Class A(a)	147,314	2,029,620
WPP PLC	309,643	2,943,511
		611,918,138
United States — 66.4%
3M Co.	135,089	20,560,546
A O Smith Corp.	32,949	2,217,468
Abbott Laboratories	422,148	54,005,394
AbbVie Inc.	432,451	79,527,739
Accenture PLC, Class A	152,562	58,728,742
Adobe Inc.(a)	107,536	47,041,623
Advanced Micro Devices Inc.(a)	396,199	45,939,274
AECOM	33,310	3,512,206
AES Corp. (The)	171,709	1,888,799
Aflac Inc.	132,278	14,204,013
Agilent Technologies Inc.	71,672	10,859,741
Air Products and Chemicals Inc.	54,109	18,140,583
Airbnb Inc., Class A(a)	107,337	14,079,394
Akamai Technologies Inc.(a)	36,358	3,632,164
Albemarle Corp.	27,407	2,307,395
Albertsons Companies Inc., Class A	81,869	1,641,473
Alexandria Real Estate Equities Inc.	41,112	4,002,253
Align Technology Inc.(a)	17,412	3,815,143
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Allegion PLC	22,437	$2,978,063
Alliant Energy Corp.	62,701	3,691,835
Allstate Corp. (The)	63,845	12,279,309
Ally Financial Inc.	69,331	2,701,829
Alnylam Pharmaceuticals Inc.(a)	30,824	8,362,859
Alphabet Inc., Class A	1,439,778	293,743,508
Alphabet Inc., Class C, NVS	1,222,180	251,280,208
Altria Group Inc.	421,273	22,003,089
Amazon.com Inc.(a)	2,319,451	551,287,114
Amcor PLC	366,535	3,562,720
Ameren Corp.	71,829	6,766,292
American Electric Power Co. Inc.	127,216	12,512,966
American Express Co.	141,382	44,881,716
American Financial Group Inc./OH	19,004	2,595,186
American Homes 4 Rent, Class A	80,456	2,786,191
American International Group Inc.	158,800	11,697,208
American Tower Corp.	114,662	21,206,737
American Water Works Co. Inc.	47,587	5,931,244
Ameriprise Financial Inc.	24,808	13,479,675
AMETEK Inc.	55,805	10,299,371
Amgen Inc.	130,993	37,388,022
Amphenol Corp., Class A	296,701	21,000,497
Analog Devices Inc.	123,556	26,180,281
Annaly Capital Management Inc.	113,972	2,326,169
Ansys Inc.(a)	21,715	7,611,108
Aon PLC, Class A	47,779	17,717,409
APA Corp.	82,587	1,811,133
Apollo Global Management Inc.	97,181	16,616,007
Apple Inc.	3,732,614	880,896,904
Applied Materials Inc.	201,845	36,402,746
AppLovin Corp., Class A(a)	50,321	18,598,138
Aptiv PLC(a)	63,378	3,956,055
Arch Capital Group Ltd.	91,406	8,507,156
Archer-Daniels-Midland Co.	115,221	5,902,772
Ares Management Corp., Class A	46,653	9,247,558
Arista Networks Inc.(a)	262,336	30,228,977
Arthur J Gallagher & Co.	60,958	18,398,344
Aspen Technology Inc.(a)	6,990	1,842,215
Assurant Inc.	13,497	2,904,419
AT&T Inc.	1,737,966	41,241,933
Atlassian Corp., Class A, NVS(a)	38,248	11,733,721
Atmos Energy Corp.	36,496	5,201,045
Autodesk Inc.(a)	52,551	16,361,228
Automatic Data Processing Inc.	99,887	30,266,760
AutoZone Inc.(a)	4,213	14,114,435
AvalonBay Communities Inc.	34,352	7,609,312
Avantor Inc.(a)(b)	163,446	3,641,577
Avery Dennison Corp.	20,995	3,899,401
Axon Enterprise Inc.(a)	17,889	11,666,848
Baker Hughes Co., Class A	243,204	11,231,161
Ball Corp.	75,464	4,203,345
Bank of America Corp.	1,723,099	79,779,484
Bank of New York Mellon Corp. (The)	180,494	15,509,849
Baxter International Inc.	120,157	3,912,312
Becton Dickinson & Co.	71,258	17,643,481
Bentley Systems Inc., Class B	41,824	1,946,907
Berkshire Hathaway Inc., Class B(a)	323,201	151,474,613
Best Buy Co. Inc.	50,466	4,333,011
Biogen Inc.(a)	34,931	5,027,619
BioMarin Pharmaceutical Inc.(a)	45,990	2,913,926
Bio-Rad Laboratories Inc., Class A(a)	5,532	1,996,388
Bio-Techne Corp.	37,923	2,789,237
Security	Shares	Value
United States (continued)
Blackrock Inc.(f)	36,336	$39,079,368
Blackstone Inc., NVS	174,559	30,916,144
Block Inc.(a)	134,180	12,186,228
Boeing Co. (The)(a)	178,360	31,484,107
Booking Holdings Inc.	8,270	39,179,621
Booz Allen Hamilton Holding Corp., Class A	32,999	4,256,871
Boston Scientific Corp.(a)	366,405	37,505,216
Bristol-Myers Squibb Co.	495,317	29,198,937
Broadcom Inc.	1,083,498	239,745,602
Broadridge Financial Solutions Inc.	30,596	7,288,579
Brown & Brown Inc.	58,388	6,110,888
Brown-Forman Corp., Class B	40,999	1,353,377
Builders FirstSource Inc.(a)(b)	29,324	4,905,319
Bunge Global SA	33,223	2,529,267
Burlington Stores Inc.(a)	15,706	4,459,405
BXP Inc.	35,678	2,609,489
Cadence Design Systems Inc.(a)	67,300	20,029,826
Camden Property Trust	24,808	2,820,918
Capital One Financial Corp.	92,717	18,887,380
Cardinal Health Inc.	60,552	7,487,860
Carlisle Companies Inc.	12,044	4,690,656
Carlyle Group Inc. (The)	55,448	3,113,960
CarMax Inc.(a)(b)	38,482	3,295,598
Carnival Corp.(a)	246,938	6,832,774
Carrier Global Corp.	198,199	12,958,251
Carvana Co., Class A(a)	27,799	6,879,697
Caterpillar Inc.	119,026	44,211,017
Cboe Global Markets Inc.	24,483	5,002,611
CBRE Group Inc., Class A(a)	75,597	10,941,910
CDW Corp.	31,883	6,349,181
Celanese Corp., Class A	26,357	1,872,401
Cencora Inc.	43,084	10,952,384
Centene Corp.(a)	125,802	8,055,102
CenterPoint Energy Inc.	166,435	5,420,788
CF Industries Holdings Inc.	45,370	4,183,568
CH Robinson Worldwide Inc.	28,730	2,858,348
Charles River Laboratories International Inc.(a)	12,027	1,981,569
Charles Schwab Corp. (The)	390,884	32,333,924
Charter Communications Inc., Class A(a)(b)	22,917	7,917,594
Cheniere Energy Inc.	55,631	12,441,873
Chevron Corp.	423,398	63,166,748
Chipotle Mexican Grill Inc., Class A(a)	336,311	19,623,747
Chubb Ltd.	93,173	25,331,875
Church & Dwight Co. Inc.	59,588	6,287,726
Cigna Group (The)	68,296	20,093,366
Cincinnati Financial Corp.	37,992	5,206,804
Cintas Corp.	91,294	18,310,838
Cisco Systems Inc.	975,753	59,130,632
Citigroup Inc.	466,940	38,022,924
Citizens Financial Group Inc.	116,006	5,518,405
Clorox Co. (The)	29,001	4,601,879
Cloudflare Inc., Class A(a)	74,228	10,273,155
CME Group Inc.	86,530	20,466,076
CMS Energy Corp.	68,238	4,503,708
CNH Industrial NV	220,808	2,844,007
Coca-Cola Co. (The)	995,345	63,184,501
Cognizant Technology Solutions Corp., Class A	126,332	10,436,287
Coinbase Global Inc., Class A(a)	46,810	13,637,157
Colgate-Palmolive Co.	189,714	16,448,204
Comcast Corp., Class A	942,301	31,717,852
Conagra Brands Inc.	118,692	3,072,936
ConocoPhillips	320,396	31,664,737
Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Consolidated Edison Inc.	81,139	$7,605,970
Constellation Brands Inc., Class A	39,491	7,139,973
Constellation Energy Corp.	76,826	23,046,263
Cooper Companies Inc. (The)(a)	49,596	4,788,494
Copart Inc.(a)	209,921	12,160,724
Corning Inc.	195,880	10,201,430
Corpay Inc.(a)	16,751	6,373,588
Corteva Inc.	166,757	10,884,229
CoStar Group Inc.(a)	98,952	7,579,723
Costco Wholesale Corp.	108,558	106,373,813
Coterra Energy Inc.	181,044	5,018,540
CRH PLC	172,079	17,040,983
Crowdstrike Holdings Inc., Class A(a)	56,777	22,601,220
Crown Castle Inc.	105,375	9,407,880
Crown Holdings Inc.	29,638	2,603,995
CSX Corp.	465,155	15,289,645
Cummins Inc.	33,642	11,984,962
CVS Health Corp.	305,841	17,273,900
Danaher Corp.	158,996	35,414,769
Darden Restaurants Inc.	30,178	5,891,953
Datadog Inc., Class A(a)	66,332	9,466,240
DaVita Inc.(a)(b)	12,904	2,273,685
Dayforce Inc.(a)(b)	33,696	2,383,655
Deckers Outdoor Corp.(a)	36,894	6,543,520
Deere & Co.	63,139	30,089,522
Dell Technologies Inc., Class C	69,385	7,188,286
Delta Air Lines Inc.	37,442	2,518,723
Devon Energy Corp.	150,158	5,120,388
Dexcom Inc.(a)	97,686	8,482,075
Diamondback Energy Inc.	46,510	7,644,384
Dick's Sporting Goods Inc.	14,450	3,468,723
Digital Realty Trust Inc.	80,096	13,124,531
Discover Financial Services	61,760	12,419,318
DocuSign Inc., Class A(a)	50,470	4,881,963
Dollar General Corp.	53,389	3,793,822
Dollar Tree Inc.(a)	49,336	3,618,796
Dominion Energy Inc.	203,131	11,292,052
Domino's Pizza Inc.	8,614	3,868,720
DoorDash Inc., Class A(a)	74,889	14,141,290
Dover Corp.	34,747	7,077,269
Dow Inc.	169,517	6,619,639
DR Horton Inc.	71,785	10,186,291
DraftKings Inc., Class A (a)(b)	104,637	4,389,522
DTE Energy Co.	49,870	5,978,416
Duke Energy Corp.	186,465	20,882,215
DuPont de Nemours Inc.	102,711	7,888,205
Dynatrace Inc.(a)	64,008	3,696,462
Eastman Chemical Co.	27,285	2,718,950
Eaton Corp. PLC	98,145	32,038,454
eBay Inc.	121,918	8,227,027
Ecolab Inc.	63,098	15,786,489
Edison International	92,710	5,006,340
Edwards Lifesciences Corp.(a)	145,730	10,558,138
Electronic Arts Inc.	61,430	7,550,361
Elevance Health Inc.	56,386	22,311,940
Eli Lilly & Co.	197,787	160,421,080
EMCOR Group Inc.	11,132	4,987,804
Emerson Electric Co.	138,252	17,965,847
Enphase Energy Inc.(a)	33,513	2,087,190
Entegris Inc.	36,907	3,747,537
Entergy Corp.	102,272	8,292,214
EOG Resources Inc.	138,014	17,360,781
Security	Shares	Value
United States (continued)
EPAM Systems Inc.(a)	14,282	$3,627,057
EQT Corp.	142,163	7,267,373
Equifax Inc.	30,300	8,325,834
Equinix Inc.	23,047	21,057,122
Equitable Holdings Inc.	94,642	5,150,418
Equity LifeStyle Properties Inc.	41,922	2,743,795
Equity Residential	83,841	5,921,690
Erie Indemnity Co., Class A, NVS	6,334	2,552,285
Essential Utilities Inc.	56,702	2,011,787
Essex Property Trust Inc.	15,820	4,501,897
Estee Lauder Companies Inc. (The), Class A	55,395	4,621,605
Everest Group Ltd.	10,053	3,493,518
Evergy Inc.	57,307	3,677,390
Eversource Energy	86,752	5,003,855
Exact Sciences Corp.(a)(b)	46,477	2,605,036
Exelon Corp.	238,450	9,538,000
Expand Energy Corp.	49,932	5,073,091
Expedia Group Inc.(a)	31,310	5,352,445
Expeditors International of Washington Inc.	32,848	3,730,876
Extra Space Storage Inc.	52,240	8,044,960
Exxon Mobil Corp.	1,083,442	115,744,109
F5 Inc.(a)	14,905	4,430,660
FactSet Research Systems Inc.	9,436	4,476,533
Fair Isaac Corp.(a)	6,035	11,306,935
Fastenal Co.	141,629	10,372,908
FedEx Corp.	56,591	14,989,258
Ferguson Enterprises Inc.	49,736	9,008,184
Fidelity National Financial Inc.	67,348	3,917,633
Fidelity National Information Services Inc.	136,065	11,085,216
Fifth Third Bancorp	161,911	7,174,276
First Citizens BancShares Inc./NC, Class A	2,533	5,584,480
First Solar Inc.(a)	24,653	4,129,871
FirstEnergy Corp.	133,640	5,318,872
Fiserv Inc.(a)	143,173	30,931,095
Flutter Entertainment PLC, Class DI(a)	43,722	11,672,462
Ford Motor Co.	933,904	9,413,752
Fortinet Inc.(a)	157,534	15,892,030
Fortive Corp.	82,505	6,710,132
Fortune Brands Innovations Inc., NVS	28,877	2,069,615
Fox Corp., Class A, NVS	53,751	2,750,976
Fox Corp., Class B	34,565	1,679,859
Franklin Resources Inc.	70,827	1,575,192
Freeport-McMoRan Inc.	347,580	12,460,743
Gaming and Leisure Properties Inc.	77,140	3,732,805
Garmin Ltd.	38,537	8,318,211
Gartner Inc.(a)	18,553	10,071,125
GE HealthCare Technologies Inc., NVS(a)	104,139	9,195,474
GE Vernova Inc.	66,638	24,847,977
Gen Digital Inc.	140,502	3,780,909
General Dynamics Corp.	55,960	14,380,601
General Electric Co.	267,468	54,448,461
General Mills Inc.	135,696	8,160,757
General Motors Co.	276,980	13,699,431
Genuine Parts Co.	34,655	4,028,644
Gilead Sciences Inc.	307,135	29,853,522
Global Payments Inc.	61,834	6,977,967
GoDaddy Inc., Class A(a)	34,545	7,345,994
Goldman Sachs Group Inc. (The)	77,888	49,879,475
Graco Inc.	41,679	3,508,121
Halliburton Co.	210,949	5,488,893
Hartford Financial Services Group Inc. (The)	76,521	8,535,918
HCA Healthcare Inc.	47,730	15,746,604
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Healthpeak Properties Inc.	167,670	$3,464,062
HEICO Corp.	12,024	2,873,015
HEICO Corp., Class A	18,209	3,465,719
Henry Schein Inc.(a)	31,327	2,506,160
Hershey Co. (The)	35,566	5,308,226
Hess Corp.	66,828	9,291,097
Hewlett Packard Enterprise Co.	309,528	6,558,898
HF Sinclair Corp.	35,331	1,274,742
Hilton Worldwide Holdings Inc.(b)	63,707	16,313,451
Hologic Inc.(a)	59,871	4,319,094
Home Depot Inc. (The)	243,105	100,154,398
Honeywell International Inc.	159,468	35,676,181
Hormel Foods Corp.	71,035	2,129,629
Host Hotels & Resorts Inc.	169,463	2,831,727
Howmet Aerospace Inc.	95,623	12,103,959
HP Inc.	235,518	7,654,335
Hubbell Inc., Class B	12,815	5,420,873
HubSpot Inc.(a)	11,688	9,111,147
Humana Inc.	29,349	8,606,007
Huntington Bancshares Inc./Ohio	371,928	6,397,162
Huntington Ingalls Industries Inc.	9,382	1,850,693
Hyatt Hotels Corp., Class A	9,515	1,505,558
IDEX Corp.	19,818	4,445,376
IDEXX Laboratories Inc.(a)	20,288	8,562,550
Illinois Tool Works Inc.	71,556	18,544,453
Illumina Inc.(a)	38,655	5,131,065
Incyte Corp.(a)	38,048	2,821,640
Ingersoll Rand Inc.	101,513	9,521,919
Insulet Corp.(a)	17,425	4,850,772
Intel Corp.	1,036,698	20,143,042
Intercontinental Exchange Inc.	139,306	22,265,278
International Business Machines Corp.	223,563	57,165,059
International Flavors & Fragrances Inc.	62,526	5,445,389
International Paper Co.	75,826	4,218,200
Interpublic Group of Companies Inc. (The)	94,775	2,717,199
Intuit Inc.	68,371	41,125,840
Intuitive Surgical Inc.(a)	87,207	49,871,939
Invitation Homes Inc.	157,856	4,917,214
IQVIA Holdings Inc.(a)	44,696	8,999,987
Iron Mountain Inc.	72,614	7,375,404
J.M. Smucker Co. (The)	24,424	2,610,681
Jabil Inc.	29,647	4,814,969
Jack Henry & Associates Inc.	18,079	3,147,373
Jacobs Solutions Inc., NVS	29,702	4,162,141
JB Hunt Transport Services Inc.	20,678	3,540,487
Johnson & Johnson	585,647	89,106,191
Johnson Controls International PLC	165,966	12,945,348
JPMorgan Chase & Co.	704,247	188,245,223
Juniper Networks Inc.	76,274	2,658,912
Kellanova	65,693	5,369,089
Kenvue Inc.	462,931	9,855,801
Keurig Dr Pepper Inc.	281,992	9,051,943
KeyCorp	218,306	3,925,142
Keysight Technologies Inc.(a)	42,151	7,517,631
Kimberly-Clark Corp.	80,293	10,435,681
Kimco Realty Corp.	162,898	3,657,060
Kinder Morgan Inc.	508,819	13,982,346
KKR & Co. Inc.	153,701	25,678,826
KLA Corp.	32,760	24,184,742
Knight-Swift Transportation Holdings Inc.	39,828	2,273,781
Kraft Heinz Co. (The)	216,855	6,470,953
Kroger Co. (The)	166,669	10,273,477
Security	Shares	Value
United States (continued)
L3Harris Technologies Inc.	45,669	$9,682,285
Labcorp Holdings Inc.	20,482	5,116,404
Lam Research Corp.	317,428	25,727,539
Lamb Weston Holdings Inc.	34,450	2,064,933
Las Vegas Sands Corp.	84,848	3,888,584
Leidos Holdings Inc.	31,820	4,519,395
Lennar Corp., Class A	59,040	7,748,410
Lennox International Inc.	7,921	4,692,559
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	48,786	4,668,820
Linde PLC	116,663	52,045,698
Live Nation Entertainment Inc.(a)(b)	39,791	5,756,962
LKQ Corp.	66,528	2,487,482
Lockheed Martin Corp.	52,391	24,254,413
Loews Corp.	49,794	4,254,897
Lowe's Companies Inc.	139,511	36,278,440
LPL Financial Holdings Inc.	17,576	6,448,459
Lululemon Athletica Inc.(a)	26,999	11,182,986
LyondellBasell Industries NV, Class A	61,803	4,678,487
M&T Bank Corp.	41,434	8,338,178
Manhattan Associates Inc.(a)	15,161	3,162,433
Marathon Petroleum Corp.	82,333	11,996,741
Markel Group Inc.(a)(b)	3,230	5,906,959
MarketAxess Holdings Inc.	9,338	2,060,243
Marriott International Inc./MD, Class A	59,720	17,354,035
Marsh & McLennan Companies Inc.	117,219	25,422,457
Martin Marietta Materials Inc.	14,983	8,152,550
Marvell Technology Inc.	213,427	24,087,371
Masco Corp.	54,713	4,337,647
Mastercard Inc., Class A	200,311	111,258,739
Match Group Inc.	60,882	2,173,487
McCormick & Co. Inc./MD, NVS	59,580	4,601,363
McDonald's Corp.	174,206	50,293,272
McKesson Corp.	31,872	18,955,872
Medtronic PLC	313,445	28,467,075
MercadoLibre Inc.(a)(b)	11,130	21,393,975
Merck & Co. Inc.	618,890	61,158,710
Meta Platforms Inc., Class A	534,479	368,352,237
MetLife Inc.	148,261	12,826,059
Mettler-Toledo International Inc.(a)	5,192	7,084,172
MGM Resorts International(a)	57,187	1,971,808
Microchip Technology Inc.	130,991	7,112,811
Micron Technology Inc.	272,015	24,818,649
Microsoft Corp.	1,726,373	716,548,377
MicroStrategy Inc., Class A(a)(b)	44,661	14,952,056
Mid-America Apartment Communities Inc.	28,124	4,291,160
Millrose Properties Inc., Class A(a)	29,868	330,340
Moderna Inc.(a)	79,158	3,120,408
Molina Healthcare Inc.(a)	14,267	4,428,619
Molson Coors Beverage Co., Class B	46,132	2,525,727
Mondelez International Inc., Class A	323,576	18,764,172
MongoDB Inc., Class A(a)	17,738	4,848,150
Monolithic Power Systems Inc.	11,916	7,594,901
Monster Beverage Corp.(a)	178,373	8,688,549
Moody's Corp.	40,316	20,135,423
Morgan Stanley	299,079	41,401,506
Mosaic Co. (The)	76,750	2,140,558
Motorola Solutions Inc.	41,012	19,244,881
MSCI Inc., Class A	19,255	11,490,806
Nasdaq Inc.	106,422	8,762,787
NetApp Inc.	49,690	6,067,149
Netflix Inc.(a)	105,232	102,786,408
Schedule of Investments
20

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Neurocrine Biosciences Inc.(a)	24,008	$3,644,895
Newmont Corp.	280,435	11,980,183
News Corp., Class A, NVS	96,017	2,699,998
NextEra Energy Inc.	501,122	35,860,290
Nike Inc., Class B	288,190	22,161,811
NiSource Inc.	102,428	3,820,564
Nordson Corp.	12,124	2,669,947
Norfolk Southern Corp.	54,915	14,019,799
Northern Trust Corp.	47,895	5,378,130
Northrop Grumman Corp.	33,980	16,557,435
NRG Energy Inc.	54,316	5,564,131
Nucor Corp.	57,455	7,378,946
Nutanix Inc., Class A(a)	61,447	4,225,403
Nvidia Corp.	6,002,813	720,757,757
NVR Inc.(a)	812	6,509,138
NXP Semiconductors NV	62,495	13,033,332
O'Reilly Automotive Inc.(a)	14,598	18,895,943
Occidental Petroleum Corp.	158,058	7,373,406
Okta Inc.(a)(b)	40,319	3,798,856
Old Dominion Freight Line Inc.	46,558	8,641,630
Omnicom Group Inc.	49,387	4,286,298
ON Semiconductor Corp.(a)	104,308	5,459,481
ONEOK Inc.	141,364	13,736,340
Oracle Corp.	405,351	68,933,991
Otis Worldwide Corp.	97,623	9,315,187
Ovintiv Inc.	64,022	2,703,009
Owens Corning	21,876	4,037,216
PACCAR Inc.	126,868	14,067,124
Packaging Corp. of America	21,255	4,520,088
Palantir Technologies Inc., Class A(a)(b)	497,543	41,042,322
Palo Alto Networks Inc.(a)	159,456	29,406,876
Parker-Hannifin Corp.	31,715	22,424,091
Paychex Inc.	78,040	11,524,167
Paycom Software Inc.	12,047	2,500,475
PayPal Holdings Inc.(a)	238,238	21,103,122
Pentair PLC	44,654	4,629,727
PepsiCo Inc.	331,844	50,005,572
Pfizer Inc.	1,392,334	36,924,698
PG&E Corp.	489,695	7,663,727
Philip Morris International Inc.	377,542	49,155,968
Phillips 66	103,061	12,147,800
Pinterest Inc., Class A(a)	145,105	4,782,661
PNC Financial Services Group Inc. (The)	96,950	19,482,102
Pool Corp.	9,530	3,280,703
PPG Industries Inc.	55,457	6,398,629
PPL Corp.	180,327	6,058,987
Principal Financial Group Inc.	57,873	4,771,629
Procter & Gamble Co. (The)	571,547	94,871,087
Progressive Corp. (The)	141,795	34,943,960
Prologis Inc.	225,277	26,864,282
Prudential Financial Inc.	90,371	10,913,202
PTC Inc.(a)	28,718	5,556,359
Public Service Enterprise Group Inc.	118,279	9,881,028
Public Storage	38,230	11,410,890
PulteGroup Inc.	52,571	5,981,528
Pure Storage Inc., Class A(a)	77,804	5,274,333
Qorvo Inc.(a)(b)	23,228	1,927,459
Qualcomm Inc.	273,174	47,239,980
Quanta Services Inc.	35,341	10,871,245
Quest Diagnostics Inc.	27,635	4,507,269
Raymond James Financial Inc.	50,229	8,462,582
Realty Income Corp.	213,335	11,656,624
Security	Shares	Value
United States (continued)
Regency Centers Corp.	41,018	$2,946,733
Regeneron Pharmaceuticals Inc.(a)	26,321	17,713,507
Regions Financial Corp.	228,098	5,620,335
Reliance Inc.	14,126	4,089,477
Republic Services Inc., Class A	53,547	11,612,738
ResMed Inc.	35,808	8,457,133
Revvity Inc.	31,554	3,979,906
Rivian Automotive Inc., Class A(a)(b)	172,954	2,172,302
Robinhood Markets Inc., Class A(a)	126,576	6,575,623
ROBLOX Corp., Class A(a)	114,670	8,149,597
Rockwell Automation Inc.	27,530	7,665,178
Roku Inc.(a)	31,009	2,566,305
Rollins Inc.	71,686	3,548,457
Roper Technologies Inc.	27,118	15,610,477
Ross Stores Inc.	81,243	12,231,946
Royal Caribbean Cruises Ltd.	60,779	16,203,681
Royalty Pharma PLC, Class A	86,398	2,728,449
RPM International Inc.	31,158	3,944,603
RTX Corp.	325,649	41,992,439
S&P Global Inc.	78,227	40,788,340
Salesforce Inc.	234,152	80,009,738
Samsara Inc., Class A(a)(b)	49,934	2,571,601
SBA Communications Corp., Class A	27,406	5,414,329
Schlumberger NV	344,077	13,859,422
Seagate Technology Holdings PLC	49,029	4,724,434
SEI Investments Co.	31,564	2,732,811
Sempra Energy	161,048	13,355,711
ServiceNow Inc.(a)	50,759	51,691,950
Sherwin-Williams Co. (The)	58,951	21,113,890
Simon Property Group Inc.	80,857	14,057,798
Skyworks Solutions Inc.	38,874	3,450,456
Smurfit WestRock PLC	132,085	7,012,393
Snap Inc., Class A, NVS(a)(b)	255,001	2,878,961
Snap-on Inc.	13,368	4,747,645
Snowflake Inc., Class A(a)	73,146	13,276,730
Solventum Corp.(a)	36,475	2,701,339
Southern Co. (The)	263,100	22,087,245
Southwest Airlines Co.	38,984	1,197,199
SS&C Technologies Holdings Inc.	52,338	4,236,761
Stanley Black & Decker Inc.	36,644	3,227,237
Starbucks Corp.	276,978	29,824,991
State Street Corp.	76,251	7,748,627
Steel Dynamics Inc.	37,673	4,829,679
STERIS PLC	24,240	5,348,556
Stryker Corp.	84,535	33,077,700
Sun Communities Inc.	32,655	4,130,858
Super Micro Computer Inc.(a)(b)	128,088	3,653,070
Synchrony Financial	103,806	7,160,538
Synopsys Inc.(a)	37,466	19,687,634
Sysco Corp.	119,443	8,709,784
T-Mobile U.S. Inc.	129,621	30,197,804
T Rowe Price Group Inc.	53,085	6,206,698
Take-Two Interactive Software Inc.(a)	39,283	7,287,389
Targa Resources Corp.	49,318	9,705,782
Target Corp.	112,016	15,448,127
TE Connectivity PLC, NVS	74,850	11,075,554
Teledyne Technologies Inc.(a)	11,134	5,693,148
Teleflex Inc.	11,922	2,148,821
Teradyne Inc.	36,789	4,259,798
Tesla Inc.(a)	703,247	284,533,736
Texas Instruments Inc.	221,648	40,918,437
Texas Pacific Land Corp.(b)	4,849	6,289,977
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Textron Inc.	47,614	$3,642,947
The Campbell's Co.	51,515	1,997,237
Thermo Fisher Scientific Inc.	93,475	55,874,681
TJX Companies Inc. (The)	276,007	34,442,914
Toast Inc., Class A(a)(b)	84,860	3,472,471
Toro Co. (The)	24,487	2,039,032
Tractor Supply Co.	133,671	7,266,356
Trade Desk Inc. (The), Class A(a)(b)	109,475	12,992,493
Tradeweb Markets Inc., Class A	28,308	3,592,285
Trane Technologies PLC	55,869	20,266,480
TransDigm Group Inc.	13,814	18,695,039
TransUnion	48,768	4,840,224
Travelers Companies Inc. (The)	55,294	13,556,983
Trimble Inc.(a)	62,842	4,710,636
Truist Financial Corp.	329,231	15,677,980
Twilio Inc., Class A(a)	38,640	5,663,851
Tyler Technologies Inc.(a)	10,173	6,120,484
Tyson Foods Inc., Class A	66,841	3,775,848
U.S. Bancorp	381,256	18,216,412
Uber Technologies Inc.(a)	461,883	30,876,879
UDR Inc.	71,046	2,965,460
U-Haul Holding Co.	19,567	1,266,768
Ulta Beauty Inc.(a)	11,774	4,852,654
Union Pacific Corp.	147,475	36,542,830
United Parcel Service Inc., Class B	176,596	20,172,561
United Rentals Inc.	16,440	12,462,506
United Therapeutics Corp.(a)	10,484	3,681,666
UnitedHealth Group Inc.	225,625	122,399,306
Universal Health Services Inc., Class B	14,959	2,820,669
Valero Energy Corp.	78,473	10,436,909
Veeva Systems Inc., Class A(a)(b)	37,101	8,654,179
Ventas Inc.	97,234	5,874,878
Veralto Corp.	59,470	6,148,603
VeriSign Inc.(a)	20,892	4,491,780
Verisk Analytics Inc., Class A	35,187	10,114,151
Verizon Communications Inc.	1,025,839	40,407,798
Vertex Pharmaceuticals Inc.(a)	63,466	29,300,983
Vertiv Holdings Co., Class A	87,602	10,251,186
Viatris Inc.	278,772	3,144,548
VICI Properties Inc., Class A	245,572	7,310,678
Visa Inc., Class A	408,119	139,495,074
Vistra Corp.	84,893	14,264,571
Vulcan Materials Co.	31,260	8,569,929
W R Berkley Corp.	74,646	4,391,424
Walmart Inc.	1,081,675	106,177,218
Walgreens Boots Alliance Inc.	173,205	1,780,547
Walt Disney Co. (The)	442,097	49,983,487
Warner Bros Discovery Inc.(a)	560,657	5,853,259
Waste Connections Inc.(b)	64,395	11,833,869
Waste Management Inc.	97,825	21,546,934
Waters Corp.(a)	14,304	5,943,026
Watsco Inc.	8,401	4,020,635
WEC Energy Group Inc.	74,290	7,374,025
Wells Fargo & Co.	833,263	65,661,124
Welltower Inc.	145,908	19,913,524
West Pharmaceutical Services Inc.	17,621	6,018,453
Western Digital Corp.(a)	77,503	5,047,770
Westinghouse Air Brake Technologies Corp.	43,318	9,006,679
Westlake Corp.	8,295	947,870
Weyerhaeuser Co.	168,646	5,163,941
Williams Companies Inc. (The)	300,847	16,675,949
Williams-Sonoma Inc.	31,977	6,758,978
Security	Shares	Value
United States (continued)
Willis Towers Watson PLC	25,685	$8,464,877
Workday Inc., Class A(a)	51,235	13,426,644
WP Carey Inc.	56,534	3,160,816
WW Grainger Inc.	11,071	11,764,820
Wynn Resorts Ltd.	25,248	2,192,789
Xcel Energy Inc.	133,586	8,976,979
Xylem Inc./New York	59,500	7,380,380
Yum! Brands Inc.	66,995	8,742,847
Zebra Technologies Corp., Class A(a)	12,206	4,784,020
Zillow Group Inc., Class C (a)(b)	39,276	3,229,273
Zimmer Biomet Holdings Inc.	49,070	5,372,184
Zoetis Inc.	111,113	18,989,212
Zoom Video Communications Inc., Class A(a)	58,316	5,069,993
Zscaler Inc.(a)	23,242	4,708,597
		13,005,873,264
Total Common Stocks — 99.5% (Cost: $13,648,385,489)		19,497,412,400
Preferred Stocks
Brazil — 0.1%
Banco Bradesco SA, Preference Shares, NVS	1,430,955	2,960,318
Cia Energetica de Minas Gerais, Preference Shares, NVS	619,587	1,161,981
Cia Paranaense de Energia - Copel, Preference Shares, NVS	271,393	450,460
Gerdau SA, Preference Shares, NVS	365,868	1,078,062
Itau Unibanco Holding SA, Preference Shares, NVS	1,206,570	6,980,456
Itausa SA, Preference Shares, NVS	1,438,145	2,345,209
Petroleo Brasileiro SA, Preference Shares, NVS	1,205,862	7,776,959
		22,753,445
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	34,970	1,380,235
Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	150,312	1,479,885
Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	16,294	1,238,066
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	27,652	1,760,582
Henkel AG & Co. KGaA, Preference Shares, NVS	39,973	3,492,435
Porsche Automobil Holding SE, Preference Shares, NVS	34,353	1,357,659
Sartorius AG, Preference Shares, NVS	6,576	1,897,647
Volkswagen AG, Preference Shares, NVS	51,906	5,292,642
		15,039,031
South Korea — 0.0%
Hyundai Motor Co.
Preference Shares, NVS	2,033	224,092
Series 2, Preference Shares, NVS	7,519	855,576
Samsung Electronics Co. Ltd., Preference Shares, NVS	207,688	6,095,741
		7,175,409
Total Preferred Stocks — 0.2% (Cost: $49,401,748)		47,828,005
Schedule of Investments
22

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Rights
Brazil — 0.0%
Equatorial Energia SA, (Expires 02/27/25)(a)	1,173	$953
Spain — 0.0%
ACS Actividades de Construccion, (Expires 02/19/25, Strike Price EUR 0.454)(a)	57,189	28,240
Total Rights — 0.0% (Cost: $27,004)		29,193
Warrants
Canada — 0.0%
Constellation Software Inc. (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(d)	5,990	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.7% (Cost: $13,697,814,241)		19,545,269,598
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(f)(g)(h)	95,169,286	95,216,871
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(f)(g)	32,450,000	$32,450,000
Total Short-Term Securities — 0.7% (Cost: $127,579,931)		127,666,871
Total Investments — 100.4% (Cost: $13,825,394,172)		19,672,936,469
Liabilities in Excess of Other Assets — (0.4)%		(69,807,076)
Net Assets — 100.0%		$19,603,129,393

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$132,771,016	$—	$(37,555,996)(a)	$31,260	$(29,409)	$95,216,871	95,169,286	$263,728 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	32,450,000 (a)	—	—	—	32,450,000	32,450,000	655,205	—
BlackRock Inc.	31,631,132	575,770	(395,781)	217,831	7,050,416	39,079,368	36,336	187,231	—
				$249,091	$7,021,007	$166,746,239		$1,106,164	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	84	03/21/25	$9,956	$209,786
MSCI Emerging Markets Index	81	03/21/25	4,416	(56,314)
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	94	03/21/25	$28,516	$37,328
				$190,800
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$247,114	$—	$—	$—	$247,114
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$56,314	$—	$—	$—	$56,314

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$2,752,682	$—	$—	$—	$2,752,682
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$15,213	$—	$—	$—	$15,213
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$44,678,175
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$13,855,591,711	$5,641,820,230	$459	$19,497,412,400
Preferred Stocks	27,725,765	20,102,240	—	47,828,005
Rights	29,193	—	—	29,193
Warrants	—	—	—	—
Schedule of Investments
24

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$127,666,871	$—	$—	$127,666,871
	$14,011,013,540	$5,661,922,470	$459	$19,672,936,469
Derivative Financial Instruments(a)
Assets
Equity Contracts	$247,114	$—	$—	$247,114
Liabilities
Equity Contracts	(56,314)	—	—	(56,314)
	$190,800	$—	$—	$190,800

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
January 31, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.5%
ANZ Group Holdings Ltd.	45,550	$860,147
Aristocrat Leisure Ltd.	12,634	587,476
ASX Ltd.	2,667	104,572
Brambles Ltd.	64,331	786,156
CAR Group Ltd.	7,223	179,993
Cochlear Ltd.	2,056	404,665
Commonwealth Bank of Australia	14,324	1,413,524
Computershare Ltd.	41,524	902,651
CSL Ltd.	8,080	1,394,954
Goodman Group	35,791	798,145
GPT Group (The)	119,293	338,654
Macquarie Group Ltd.	3,985	589,511
Mineral Resources Ltd.	21,907	467,352
Pro Medicus Ltd.(a)	1,720	294,354
REA Group Ltd.	1,944	298,167
Scentre Group	378,649	856,909
SEEK Ltd.	18,574	261,146
Sonic Healthcare Ltd.	17,549	308,296
Suncorp Group Ltd.	16,666	213,675
Telstra Group Ltd.	327,129	798,649
Transurban Group	200,303	1,649,911
Vicinity Ltd.	183,853	249,171
Westpac Banking Corp.	9,090	188,607
WiseTech Global Ltd.	3,894	294,786
Xero Ltd.(b)	3,741	421,068
		14,662,539
Austria — 0.1%
Verbund AG	12,273	943,442
Belgium — 0.2%
Ageas SA	13,366	688,530
Anheuser-Busch InBev SA	10,320	508,532
Argenx SE(b)	218	143,910
Elia Group SA	3,422	230,920
KBC Group NV	3	230
Lotus Bakeries NV	1	10,667
Sofina SA	595	148,302
UCB SA	1,703	331,324
		2,062,415
Brazil — 0.3%
Banco do Brasil SA	175,383	830,691
BB Seguridade Participacoes SA	68,598	452,386
Caixa Seguridade Participacoes S/A	19,123	48,036
CCR SA	302	580
CPFL Energia SA	11,654	68,560
Hapvida Participacoes e Investimentos SA(b)(c)	57,610	23,856
Hypera SA	49,545	154,975
Localiza Rent a Car SA	19,198	101,410
NU Holdings Ltd./Cayman Islands, Class A(b)	29,746	393,837
Raia Drogasil SA	92,403	333,464
Rede D'Or Sao Luiz SA(c)	7,203	34,449
Telefonica Brasil SA	10,010	88,846
TIM SA/Brazil	113,871	304,160
		2,835,250
Canada — 3.1%
Bank of Montreal	5,257	520,437
Bank of Nova Scotia (The)	8,934	457,104
BCE Inc.	17,820	424,365
Brookfield Renewable Corp.	17,458	465,114
CAE Inc.(b)	45,993	1,084,515
Security	Shares	Value
Canada (continued)
Canadian Imperial Bank of Commerce	6,127	$385,954
Canadian National Railway Co.	9,559	998,553
Canadian Pacific Kansas City Ltd.	13,951	1,108,708
Constellation Software Inc./Canada	433	1,416,079
Dollarama Inc.	13,085	1,238,229
Element Fleet Management Corp.	32,515	638,733
Fairfax Financial Holdings Ltd.	426	573,411
Franco-Nevada Corp.	12,325	1,675,474
Hydro One Ltd.(c)	53,435	1,662,594
Ivanhoe Mines Ltd., Class A(a)(b)	148,054	1,590,204
Lundin Mining Corp.	11,771	92,979
Manulife Financial Corp.	51,808	1,549,232
Onex Corp.	5,276	404,662
Open Text Corp.	6,623	194,860
Pembina Pipeline Corp.	32,297	1,165,790
Power Corp. of Canada	11	333
Quebecor Inc., Class B	20,630	457,924
RB Global Inc.	2,235	199,841
Restaurant Brands International Inc.	9,809	603,112
Rogers Communications Inc., Class B, NVS	30,261	831,196
Royal Bank of Canada	21,621	2,635,847
Shopify Inc., Class A(b)	13,430	1,567,318
Stantec Inc.	9,013	697,487
Sun Life Financial Inc.	1,226	70,699
TC Energy Corp.	16,979	765,098
TELUS Corp.	10,857	157,475
Thomson Reuters Corp.	7,527	1,264,884
TMX Group Ltd.	1,706	52,799
Toronto-Dominion Bank (The)	24,928	1,422,080
Wheaton Precious Metals Corp.	27,057	1,688,189
WSP Global Inc.	2,265	384,365
		30,445,644
Chile — 0.0%
Banco de Chile	1,590,478	196,896
Banco de Credito e Inversiones SA	3,663	111,916
Falabella SA	13,868	52,521
		361,333
China — 3.2%
Alibaba Group Holding Ltd.	172,568	2,116,802
Alibaba Health Information Technology Ltd.(a)(b)	264,000	123,277
Anhui Gujing Distillery Co. Ltd., Class B	8,400	122,013
ANTA Sports Products Ltd.	6,200	65,963
Autohome Inc., ADR	4,425	123,988
BAIC BluePark New Energy Technology Co. Ltd., Class A(b)	36,000	39,161
Baidu Inc., Class A(b)	31,290	353,780
Bank of Beijing Co. Ltd., Class A	341,600	279,797
Bank of Changsha Co. Ltd., Class A	57,700	72,867
Bank of Chengdu Co. Ltd., Class A	54,700	128,681
Bank of Jiangsu Co. Ltd., Class A	294,700	400,323
Bank of Nanjing Co. Ltd., Class A	145,600	212,702
Bank of Ningbo Co. Ltd., Class A	29,400	106,234
Bank of Shanghai Co. Ltd., Class A	207,900	264,358
Bank of Suzhou Co. Ltd., Class A	48,700	52,845
Beijing Enterprises Water Group Ltd.	80,000	22,206
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	440,800	344,581
BOC Aviation Ltd.(c)	55,700	419,870
BYD Co. Ltd., Class H	8,000	281,123
Cambricon Technologies Corp. Ltd., Class A(b)	906	71,603
CGN Power Co. Ltd., Class H(c)	1,351,000	437,237
China CITIC Bank Corp. Ltd., Class H	1,314,000	938,550
Schedule of Investments
26

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China Construction Bank Corp., Class H	921,000	$749,432
China Everbright Bank Co. Ltd., Class A	295,500	156,571
China Everbright Bank Co. Ltd., Class H	775,000	302,989
China Galaxy Securities Co. Ltd., Class H	160,295	146,019
China International Capital Corp. Ltd., Class H(c)	52,400	87,232
China Life Insurance Co. Ltd., Class H	227,000	421,401
China Merchants Bank Co. Ltd., Class H	13,000	71,501
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	84,965	149,074
China Merchants Port Holdings Co. Ltd.	296,000	503,341
China Minsheng Banking Corp. Ltd., Class H	1,658,000	791,009
China National Nuclear Power Co. Ltd., Class A	225,798	301,312
China Oilfield Services Ltd., Class H	440,000	393,864
China Pacific Insurance Group Co. Ltd., Class H	89,600	266,899
China Ruyi Holdings Ltd.(b)	200,000	63,961
China Taiping Insurance Holdings Co. Ltd.	136,400	203,610
China Three Gorges Renewables Group Co. Ltd., Class A	79,000	45,381
China Tower Corp. Ltd., Class H(c)	1,527,843	220,074
China Yangtze Power Co. Ltd., Class A	258,900	1,022,105
China Zheshang Bank Co. Ltd., Class A	225,950	89,633
Chongqing Rural Commercial Bank Co. Ltd., Class A	128,700	106,341
Chow Tai Fook Jewellery Group Ltd.	27,000	24,367
CITIC Securities Co. Ltd., Class H	48,500	132,140
Cosco Shipping Energy Transportation Co. Ltd., Class A	52,400	88,579
Cosco Shipping Energy Transportation Co. Ltd., Class H	328,000	299,716
Far East Horizon Ltd.	500,000	368,725
Focus Media Information Technology Co. Ltd., Class A	1,400	1,265
Giant Biogene Holding Co. Ltd.(c)	20,400	151,478
H World Group Ltd., ADR	4,730	152,022
Haitong Securities Co. Ltd., Class H	148,800	130,217
Huaneng Lancang River Hydropower Inc., Class A	80,700	99,741
Huatai Securities Co. Ltd., Class H(c)	73,800	127,089
Huaxia Bank Co. Ltd., Class A	197,100	204,885
Industrial Bank Co. Ltd., Class A	196,598	546,929
JCHX Mining Management Co. Ltd., Class A	7,000	38,269
JD Health International Inc.(b)(c)	131,700	545,335
Jiangsu Expressway Co. Ltd., Class H	298,000	329,288
Jiangsu Hengli Hydraulic Co. Ltd., Class A	8,900	75,631
Kingsoft Corp. Ltd.	44,400	224,461
Kuaishou Technology(b)(c)	30,900	169,104
Kuang-Chi Technologies Co. Ltd., Class A	33,700	187,932
Kweichow Moutai Co. Ltd., Class A	2,100	413,846
Li Auto Inc., Class A(b)	76,380	898,987
Luzhou Laojiao Co. Ltd., Class A	6,700	106,417
Meituan, Class B(b)(c)	39,600	753,689
MINISO Group Holding Ltd.	15,800	91,024
NARI Technology Co. Ltd., Class A	120,000	379,237
NetEase Inc.	31,200	641,322
New China Life Insurance Co. Ltd., Class H	130,700	409,041
New Oriental Education & Technology Group Inc.	44,700	217,739
NIO Inc., Class A(b)	19,344	83,706
Nongfu Spring Co. Ltd., Class H(c)	49,400	233,054
PDD Holdings Inc., ADR(b)	10,651	1,191,953
People's Insurance Co. Group of China Ltd. (The), Class H	581,151	297,422
Ping An Bank Co. Ltd., Class A	214,800	337,453
Ping An Insurance Group Co. of China Ltd., Class H	219,000	1,233,120
Shanghai Baosight Software Co. Ltd., Class B	180,300	288,722
Shanghai International Airport Co. Ltd., Class A	7,800	35,463
Shanghai Rural Commercial Bank Co. Ltd., Class A	160,200	183,015
Shanjin International Gold Co. Ltd., Class A	39,600	91,497
Security	Shares	Value
China (continued)
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,000	$23,644
Shenzhen Inovance Technology Co. Ltd., Class A	16,100	132,962
Sichuan Chuantou Energy Co. Ltd., Class A	74,300	161,349
Smoore International Holdings Ltd.(c)	35,000	56,661
Tencent Holdings Ltd.	87,200	4,588,044
Tencent Music Entertainment Group, ADR	874	10,471
TravelSky Technology Ltd., Class H	169,000	208,247
Wuliangye Yibin Co. Ltd., Class A	8,500	148,688
WuXi AppTec Co. Ltd., Class H(c)	14,600	103,914
Wuxi Biologics Cayman Inc.(b)(c)	66,000	157,985
XPeng Inc., Class A(b)	30,800	234,075
Yifeng Pharmacy Chain Co. Ltd., Class A	18,200	56,886
Zhejiang Expressway Co. Ltd., Class H	414,720	298,466
Zhejiang NHU Co. Ltd., Class A	46,200	142,319
		31,177,301
Colombia — 0.0%
Interconexion Electrica SA ESP	111,290	489,094
Denmark — 0.5%
Coloplast A/S, Class B	1,567	180,467
Danske Bank A/S	28,637	855,032
DSV A/S	438	87,256
Novo Nordisk A/S, Class B	41,550	3,507,842
Vestas Wind Systems A/S(b)	23,333	320,937
Zealand Pharma A/S(b)	573	58,226
		5,009,760
Egypt — 0.0%
Commercial International Bank - Egypt (CIB)	176,042	267,059
Eastern Co. SAE	213,595	123,871
Talaat Moustafa Group	35,826	38,993
		429,923
Finland — 0.1%
Nordea Bank Abp	53,166	632,359
Sampo OYJ, Class A	6,139	253,420
		885,779
France — 2.2%
Aeroports de Paris SA	7,773	885,748
AXA SA	35,252	1,337,361
BNP Paribas SA	15,242	1,041,176
Bureau Veritas SA	21	656
Capgemini SE	333	60,512
Credit Agricole SA	25,786	388,192
Dassault Systemes SE	6,810	265,875
Edenred SE	7,417	255,888
EssilorLuxottica SA	5,115	1,403,856
Eurofins Scientific SE	1,669	89,542
Getlink SE	48,131	769,968
Hermes International SCA	674	1,895,732
Klepierre SA	21,869	651,069
Legrand SA	8,627	879,547
L'Oreal SA	5,516	2,046,614
LVMH Moet Hennessy Louis Vuitton SE	3,782	2,766,171
Orange SA	12,983	139,626
Pernod Ricard SA	1,966	224,535
Publicis Groupe SA	2,833	301,295
Sanofi SA	15,833	1,720,763
Schneider Electric SE	13,131	3,330,345
Societe Generale SA	23,804	770,536
Teleperformance SE	2,495	233,636
Unibail-Rodamco-Westfield, New	5,790	484,777
		21,943,420
27
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany — 1.3%
Allianz SE, Registered	6,663	$2,172,580
Commerzbank AG	24,025	463,900
CTS Eventim AG & Co. KGaA	2,244	218,815
Deutsche Bank AG, Registered	79,471	1,555,473
Deutsche Boerse AG	130	32,115
Deutsche Telekom AG, Registered	51,138	1,715,627
Fresenius Medical Care AG & Co. KGaA	2,499	124,137
Fresenius SE & Co. KGaA(b)	7,675	293,688
Infineon Technologies AG	13,868	455,959
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	590	319,799
SAP SE	13,462	3,709,779
Scout24 SE(c)	6,728	654,243
Siemens AG, Registered	5,615	1,203,722
Vonovia SE	6,216	190,167
		13,110,004
Hong Kong — 0.5%
AIA Group Ltd.	140,800	989,844
CK Asset Holdings Ltd.	220,000	919,253
Galaxy Entertainment Group Ltd.	56,000	243,688
Henderson Land Development Co. Ltd.	63,000	174,729
HKT Trust & HKT Ltd., Class SS	184,000	226,225
Hong Kong Exchanges & Clearing Ltd.	5,800	227,010
Hongkong Land Holdings Ltd.	62,600	272,399
Link REIT	16,900	69,827
MTR Corp. Ltd.	110,000	344,842
Power Assets Holdings Ltd.	62,000	401,119
Sands China Ltd.(b)	63,600	152,895
Sino Land Co. Ltd.	110,000	105,493
Sun Hung Kai Properties Ltd.	60,000	536,361
Wharf Real Estate Investment Co. Ltd.	45,000	111,979
		4,775,664
India — 1.8%
ABB India Ltd.	3,830	258,888
Adani Green Energy Ltd.(b)	13,542	155,198
Adani Ports & Special Economic Zone Ltd.	24,535	309,928
Apollo Hospitals Enterprise Ltd.	3,490	273,718
Asian Paints Ltd.	11,868	314,428
Astral Ltd.	4,680	81,312
Avenue Supermarts Ltd.(b)(c)	14,717	621,488
Axis Bank Ltd.	5,995	67,927
Bharat Electronics Ltd.	394,825	1,325,996
Bharti Airtel Ltd.	67,109	1,255,240
BSE Ltd.	766	46,646
Colgate-Palmolive India Ltd.	9,009	293,050
Container Corp. of India Ltd.	18,709	167,881
Cummins India Ltd.	1,749	58,620
Dabur India Ltd.	45,229	276,102
DLF Ltd.	11,172	95,611
GMR Airports Infrastructure Ltd.(b)	166,022	138,331
Godrej Consumer Products Ltd.	22,766	293,777
HCL Technologies Ltd.	10,557	209,506
HDFC Bank Ltd.	58,621	1,147,410
Hindustan Unilever Ltd.	25,223	717,521
ICICI Bank Ltd.	48,277	694,732
Indian Hotels Co. Ltd., Class A	16,725	147,102
Info Edge India Ltd.	1,563	138,799
Infosys Ltd.	40,465	880,491
ITC Hotels Ltd.(b)	2,567	4,829
ITC Ltd.	134,615	693,556
Jio Financial Services Ltd., NVS(b)	48,214	133,915
Security	Shares	Value
India (continued)
Kalyan Jewellers India Ltd.	20,879	$120,636
Kotak Mahindra Bank Ltd.	8,282	181,128
Macrotech Developers Ltd.	4,306	59,609
Mankind Pharma Ltd.(b)	1,366	38,254
Max Healthcare Institute Ltd.	20,704	252,761
NHPC Ltd., NVS	435,951	403,095
Oberoi Realty Ltd.	6,401	133,377
Phoenix Mills Ltd. (The)	5,016	94,809
PI Industries Ltd.	8,208	329,254
Pidilite Industries Ltd.	8,076	267,428
Power Finance Corp. Ltd.	29,749	144,236
Power Grid Corp. of India Ltd.	453,873	1,576,188
Punjab National Bank	86,195	100,085
Sona Blw Precision Forgings Ltd.(c)	7,942	46,083
Sun Pharmaceutical Industries Ltd.	29,263	587,986
Suzlon Energy Ltd.(b)	220,442	147,130
Tata Communications Ltd.	1,589	29,854
Tata Consultancy Services Ltd.	14,118	668,043
Titan Co. Ltd.	3,442	138,123
Torrent Pharmaceuticals Ltd.	4,191	157,925
Trent Ltd.	5,217	344,836
Union Bank of India Ltd.	43,913	58,152
Varun Beverages Ltd.	17,262	106,970
Wipro Ltd.	71,314	255,480
Zomato Ltd.(b)	136,345	345,325
		17,388,769
Indonesia — 0.1%
Amman Mineral Internasional PT(b)	339,600	156,447
Bank Rakyat Indonesia Persero Tbk PT	138,037	35,645
Chandra Asri Pacific Tbk PT	494,800	215,526
GoTo Gojek Tokopedia Tbk PT(b)	9,011,100	44,640
Telkom Indonesia Persero Tbk PT	2,407,700	387,759
		840,017
Ireland — 0.1%
AIB Group PLC	50,190	295,127
Bank of Ireland Group PLC	24,049	238,955
		534,082
Israel — 0.3%
Azrieli Group Ltd.	4,576	379,147
Bank Leumi Le-Israel BM	44,752	560,068
Check Point Software Technologies Ltd.(b)	2,837	618,523
Global-e Online Ltd.(b)	4,709	282,022
Isracard Ltd.	0	1
Nice Ltd.(b)	1,494	249,727
Teva Pharmaceutical Industries Ltd., ADR(b)	24,611	436,353
		2,525,841
Italy — 0.6%
Banco BPM SpA	6,139	53,963
BPER Banca SpA	16,227	110,541
Davide Campari-Milano NV	25,198	145,370
Ferrari NV	4,798	2,058,509
Intesa Sanpaolo SpA	61,343	265,513
Moncler SpA	2,151	136,164
Poste Italiane SpA(c)	24,588	373,138
Snam SpA	104,063	481,235
Terna - Rete Elettrica Nazionale	90,578	747,171
UniCredit SpA	33,591	1,542,608
		5,914,212
Japan — 4.8%
Advantest Corp.	13,500	746,377
Capcom Co. Ltd.	11,200	255,720
Schedule of Investments
28

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Central Japan Railway Co.	90,600	$1,680,339
Chiba Bank Ltd. (The)	29,300	249,538
Chugai Pharmaceutical Co. Ltd.	12,000	517,380
Concordia Financial Group Ltd.	22,200	128,903
Dai-ichi Life Holdings Inc.	12,700	346,776
Daiichi Sankyo Co. Ltd.	26,200	730,467
Daiwa Securities Group Inc.	99,300	718,848
Disco Corp.	2,500	723,558
East Japan Railway Co.	18,900	336,483
FANUC Corp.	4,300	128,105
Fast Retailing Co. Ltd.	3,300	1,086,878
Hikari Tsushin Inc.	3,000	685,285
Hoya Corp.	7,300	980,287
Hulic Co. Ltd.	34,500	304,067
Japan Exchange Group Inc.	26,800	283,174
Japan Post Bank Co. Ltd.	86,400	893,714
Japan Post Holdings Co. Ltd.	121,400	1,267,902
Japan Tobacco Inc.	71,100	1,811,331
KDDI Corp.	16,500	549,714
Keyence Corp.	4,600	1,981,260
Konami Group Corp.	3,200	294,570
Lasertec Corp.	2,500	260,009
M3 Inc.	33,000	299,509
Mitsubishi Estate Co. Ltd.	51,100	742,534
Mitsubishi HC Capital Inc.	166,400	1,106,574
Mitsubishi UFJ Financial Group Inc.	194,800	2,463,517
Mitsui Fudosan Co. Ltd.	78,000	704,012
Mizuho Financial Group Inc.	49,500	1,363,022
MS&AD Insurance Group Holdings Inc.	32,300	669,705
Murata Manufacturing Co. Ltd.	21,700	340,924
Nexon Co. Ltd.	18,400	239,033
Nintendo Co. Ltd.	17,100	1,121,839
Nippon Telegraph & Telephone Corp.	395,200	389,055
Nomura Holdings Inc.	202,900	1,319,131
Nomura Research Institute Ltd.	9,800	331,115
NTT Data Group Corp.	25,600	496,809
Obic Co. Ltd.	9,500	283,720
Oriental Land Co. Ltd./Japan	41,300	928,179
ORIX Corp.	66,000	1,394,106
Rakuten Group Inc.(b)	46,900	294,492
Recruit Holdings Co. Ltd.	20,800	1,451,677
Renesas Electronics Corp.	20,700	277,265
Resona Holdings Inc.	29,200	216,735
SBI Holdings Inc.	36,000	1,037,766
SCREEN Holdings Co. Ltd.	2,500	174,206
SCSK Corp.	5,300	117,348
Secom Co. Ltd.	16,700	561,974
Shin-Etsu Chemical Co. Ltd.	8,200	254,218
Shionogi & Co. Ltd.	40,000	588,164
SMC Corp.	3,400	1,286,513
SoftBank Corp.	402,600	517,849
SoftBank Group Corp.	21,500	1,314,331
Sompo Holdings Inc.	24,200	674,842
Sony Group Corp.	79,400	1,752,306
Sumitomo Mitsui Financial Group Inc.	62,300	1,535,265
Sumitomo Mitsui Trust Group Inc.	2,200	55,320
Sumitomo Realty & Development Co. Ltd.	23,900	825,826
Sysmex Corp.	8,600	164,392
Takeda Pharmaceutical Co. Ltd.	11,675	314,058
Tokio Marine Holdings Inc.	44,500	1,467,759
Tokyo Electron Ltd.	5,200	877,156
Security	Shares	Value
Japan (continued)
Trend Micro Inc./Japan(b)	2,200	$130,328
		47,043,259
Kuwait — 0.0%
Mabanee Co. KPSC	128,167	330,539
Mobile Telecommunications Co. KSCP	26,165	38,343
National Bank of Kuwait SAKP	21,622	67,510
		436,392
Malaysia — 0.1%
Gamuda Bhd	57,400	51,870
Genting Malaysia Bhd(a)	739,400	369,132
IHH Healthcare Bhd	263,300	422,934
Malaysia Airports Holdings Bhd	3,100	7,608
Public Bank Bhd	266,500	257,414
		1,108,958
Mexico — 0.3%
America Movil SAB de CV, Series B, Class B	79,872	55,774
Fibra Uno Administracion SA de CV	641,699	665,172
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	10,089	95,247
Grupo Aeroportuario del Pacifico SAB de CV, Class B	9,595	177,342
Grupo Aeroportuario del Sureste SAB de CV, Class B	10,586	287,654
Grupo Financiero Banorte SAB de CV, Class O	51,765	357,724
Operadora De Sites Mexicanos SAB de CV, Class A1	54,613	25,986
Prologis Property Mexico SA de CV	70,998	221,333
Promotora y Operadora de Infraestructura SAB de CV	47,335	447,241
Wal-Mart de Mexico SAB de CV	225,812	585,398
		2,918,871
Netherlands — 1.1%
ABN AMRO Bank NV, CVA(c)	32,295	541,688
Adyen NV(b)(c)	187	301,840
AerCap Holdings NV	19,703	1,883,607
ASM International NV	41	23,788
ASML Holding NV	5,118	3,786,107
BE Semiconductor Industries NV	1,197	152,655
EXOR NV, NVS	17,929	1,698,742
Koninklijke KPN NV	155,714	563,454
NN Group NV	7,490	343,763
Prosus NV	33,325	1,272,933
Wolters Kluwer NV	4,576	831,285
		11,399,862
New Zealand — 0.1%
Auckland International Airport Ltd.	136,507	665,370
Norway — 0.4%
DNB Bank ASA	59,838	1,271,000
Gjensidige Forsikring ASA	30,401	623,668
Mowi ASA	40,473	812,771
Salmar ASA	13,818	731,877
Telenor ASA	20,396	249,393
		3,688,709
Peru — 0.1%
Southern Copper Corp.	12,180	1,115,932
Philippines — 0.1%
International Container Terminal Services Inc.	48,340	288,637
SM Investments Corp.	25,200	335,742
		624,379
Poland — 0.2%
Alior Bank SA	7,615	175,769
Allegro.eu SA (b)(c)	30,890	226,694
CD Projekt SA	1,090	56,369
29
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Poland (continued)
Powszechny Zaklad Ubezpieczen SA	96,390	$1,181,897
		1,640,729
Portugal — 0.1%
EDP Renovaveis SA	73,700	689,533
Qatar — 0.1%
Barwa Real Estate Co.	522,027	409,936
Commercial Bank PSQC (The)	223,637	282,013
Dukhan Bank	192	194
Mesaieed Petrochemical Holding Co.	1,407,792	590,745
Ooredoo QPSC	171	606
Qatar Islamic Bank QPSC	46	260
Qatar National Bank QPSC	45,845	209,936
		1,493,690
Russia — 0.0%
Alrosa PJSC(b)(d)	184,910	19
Mobile TeleSystems PJSC(b)(d)	73,304	7
Moscow Exchange MICEX-RTS PJSC(b)(d)	152,460	15
Ozon Holdings PLC, ADR(b)(d)	5,270	1
Polyus PJSC(b)(d)	1,430	—
Sberbank of Russia PJSC(b)(d)	292,860	30
TCS Group Holding PLC, GDR(b)(d)(e)	4,185	—
United Co. RUSAL International PJSC(b)(d)	509,950	52
VK Co. Ltd.(b)(d)	22,940	2
VTB Bank PJSC(b)(d)	4,498	—
		126
Saudi Arabia — 0.7%
Al Rajhi Bank	50,067	1,320,474
Alinma Bank	57,632	458,487
Arabian Internet & Communications Services Co.	5,610	476,875
Dallah Healthcare Co.	6,739	286,040
Dar Al Arkan Real Estate Development Co.(b)	100,206	440,700
Dr Sulaiman Al Habib Medical Services Group Co.	9,901	771,342
Elm Co.	1,625	504,739
Etihad Etisalat Co.	7,720	119,174
Mouwasat Medical Services Co.	14,165	347,668
Nahdi Medical Co.	10,235	321,816
Riyad Bank	45	351
SAL Saudi Logistics Services	2,953	215,465
Saudi Investment Bank (The)	152,520	613,775
Saudi National Bank (The)	27,866	253,822
Saudi Research & Media Group(b)	499	35,315
Saudi Telecom Co.	93,385	1,082,168
		7,248,211
Singapore — 0.3%
CapitaLand Ascendas REIT	102	193
CapitaLand Integrated Commercial Trust	115,772	165,261
CapitaLand Investment Ltd./Singapore(a)	83,300	149,963
Genting Singapore Ltd.	1,419,300	785,912
Grab Holdings Ltd., Class A(b)	12,418	56,874
Keppel Ltd.(a)	215,200	1,069,047
Sea Ltd., ADR(b)	1,172	142,738
Singapore Telecommunications Ltd.	186,200	454,954
		2,824,942
South Africa — 0.2%
Capitec Bank Holdings Ltd.	545	86,774
FirstRand Ltd.	88,322	359,338
Naspers Ltd., Class N	4,398	927,231
NEPI Rockcastle NV	63,526	480,054
Reinet Investments SCA	15,882	393,104
Security	Shares	Value
South Africa (continued)
Sanlam Ltd.	12,533	$54,613
		2,301,114
South Korea — 0.9%
Alteogen Inc.(b)	649	164,421
Celltrion Inc.	260	31,954
Ecopro BM Co. Ltd.(b)	1,913	170,748
Ecopro Co. Ltd.(b)	3,029	125,958
Ecopro Materials Co. Ltd.(b)	1,337	64,509
Enchem Co. Ltd.(b)	1,073	95,247
Hana Financial Group Inc.	10,674	441,803
Hanjin Kal Corp.	4,413	253,860
Hanmi Semiconductor Co. Ltd.	1,584	121,441
HLB Inc.(b)	5,804	319,905
Industrial Bank of Korea	54,735	583,084
Kakao Corp.	7,796	204,682
KB Financial Group Inc.	7,900	494,945
Korea Investment Holdings Co. Ltd.	6,133	333,504
Krafton Inc.(b)	297	73,999
KT&G Corp.	1,558	118,149
Meritz Financial Group Inc.	1,659	129,769
Mirae Asset Securities Co. Ltd.	42,043	242,425
NAVER Corp.	4,386	649,510
NH Investment & Securities Co. Ltd.	32,677	323,264
Posco DX Co. Ltd.	2,647	34,018
POSCO Future M Co. Ltd.	277	26,970
Samsung Biologics Co. Ltd.(b)(c)	362	267,734
Samsung Electronics Co. Ltd.	29,088	1,038,841
Shinhan Financial Group Co. Ltd.	11,292	393,343
SK Hynix Inc.	3,664	493,283
SK Square Co. Ltd.(b)	13,852	885,153
Woori Financial Group Inc.	60,949	670,567
		8,753,086
Spain — 0.7%
Aena SME SA(c)	4,933	1,062,371
Amadeus IT Group SA	18,669	1,366,152
Banco Bilbao Vizcaya Argentaria SA	77,346	880,581
Banco de Sabadell SA	27,070	63,809
Banco Santander SA	342,514	1,755,214
Ferrovial SE	17,489	746,488
Industria de Diseno Textil SA	22,375	1,214,529
Redeia Corp. SA	9,559	160,793
		7,249,937
Sweden — 0.7%
Alfa Laval AB	2,393	106,672
Atlas Copco AB, Class A	43,837	732,330
Atlas Copco AB, Class B	63,323	941,398
Evolution AB(c)	2,911	223,331
Hexagon AB, Class B	77,689	899,462
Industrivarden AB, Class A	16,380	581,583
Industrivarden AB, Class C	39,972	1,412,415
Investor AB, Class B	69,749	1,986,187
Svenska Handelsbanken AB, Class A	42,461	469,775
Swedbank AB, Class A	824	17,941
		7,371,094
Switzerland — 1.9%
ABB Ltd., Registered	16,925	921,606
Alcon AG	6,802	620,709
Cie Financiere Richemont SA, Class A, Registered	8,678	1,677,618
Geberit AG, Registered	898	500,876
Givaudan SA, Registered	423	1,851,772
Julius Baer Group Ltd.	2,267	159,289
Schedule of Investments
30

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Lonza Group AG, Registered	712	$451,474
Novartis AG, Registered	28,662	3,000,245
Roche Holding AG, NVS	8,573	2,695,109
SGS SA	2,352	228,470
Sika AG, Registered	3,962	1,006,205
Sonova Holding AG, Registered	340	118,620
Straumann Holding AG	2,429	344,470
Swiss Prime Site AG, Registered	2,841	324,333
Swisscom AG, Registered	963	541,918
Temenos AG, Registered	2,151	182,914
UBS Group AG, Registered	60,325	2,127,031
VAT Group AG(c)	1,675	643,467
Zurich Insurance Group AG	2,204	1,335,546
		18,731,672
Taiwan — 2.0%
Accton Technology Corp.	4,000	91,854
Advantech Co. Ltd.	21,000	240,419
Airtac International Group	17,000	443,301
Alchip Technologies Ltd.	3,000	279,089
Asia Vital Components Co. Ltd.	5,000	84,185
Catcher Technology Co. Ltd.	153,000	918,889
Cathay Financial Holding Co. Ltd.	781,103	1,574,922
Chailease Holding Co. Ltd.	93,370	325,797
Chunghwa Telecom Co. Ltd.	175,000	668,243
CTBC Financial Holding Co. Ltd.	298,400	355,181
Delta Electronics Inc.	12,000	156,360
E Ink Holdings Inc.	47,000	394,497
eMemory Technology Inc.	1,000	98,700
Fortune Electric Co. Ltd.	5,500	93,043
Fubon Financial Holding Co. Ltd.	73,714	206,487
Global Unichip Corp.	3,000	118,952
International Games System Co. Ltd.	5,000	142,853
Jentech Precision Industrial Co. Ltd.	3,000	124,158
KGI Financial Holding Co. Ltd.	776,542	405,934
Largan Precision Co. Ltd.	6,000	495,817
MediaTek Inc.	23,000	996,062
Ruentex Development Co. Ltd.	198,000	252,528
Silergy Corp.	11,000	127,820
Taiwan High Speed Rail Corp.	469,000	389,611
Taiwan Semiconductor Manufacturing Co. Ltd.	327,000	10,912,999
Yageo Corp.	9,779	158,711
Yuanta Financial Holding Co. Ltd.	153,000	160,911
		20,217,323
Thailand — 0.1%
Airports of Thailand PCL, NVDR(a)	412,200	673,606
Bangkok Dusit Medical Services PCL, NVDR	118,800	82,904
Delta Electronics Thailand PCL, NVDR	34,700	128,774
		885,284
Turkey — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret A/S	312,897	774,272
Turkcell Iletisim Hizmetleri AS	48,911	147,100
		921,372
United Arab Emirates — 0.2%
ADNOC Drilling Co. PJSC	362,139	532,405
Emaar Properties PJSC	246,769	905,719
Emirates NBD Bank PJSC	33,516	190,253
Multiply Group PJSC(b)	171,783	98,681
		1,727,058
United Kingdom — 2.7%
3i Group PLC	29,009	1,393,688
Antofagasta PLC	44,016	933,333
Security	Shares	Value
United Kingdom (continued)
Ashtead Group PLC	21,737	$1,416,642
AstraZeneca PLC	19,934	2,798,246
Auto Trader Group PLC(c)	5,599	54,533
Barclays PLC	344,737	1,263,459
British American Tobacco PLC	59,712	2,369,129
BT Group PLC	64,867	113,689
Compass Group PLC	65	2,240
Croda International PLC	5,778	237,991
Diageo PLC	40,954	1,220,037
Experian PLC	14,281	703,477
GSK PLC	59,050	1,028,626
Haleon PLC	163,493	762,075
HSBC Holdings PLC	262,455	2,741,111
Imperial Brands PLC	11,691	394,310
Informa PLC	102,557	1,094,325
Intertek Group PLC	21	1,324
Lloyds Banking Group PLC	1,815,240	1,395,673
London Stock Exchange Group PLC	1,745	259,670
National Grid PLC	19,165	232,495
NatWest Group PLC, NVS	152,767	814,500
Pearson PLC	17,150	284,532
Prudential PLC	50,899	423,578
Reckitt Benckiser Group PLC	2,585	170,943
RELX PLC	35,193	1,747,559
Rentokil Initial PLC	5,510	26,986
Severn Trent PLC	21,717	678,250
Spirax Group PLC	3,133	311,492
Standard Chartered PLC	16,643	223,840
United Utilities Group PLC	93,817	1,185,389
Whitbread PLC	13,088	453,978
		26,737,120
United States — 65.8%
Abbott Laboratories	2,188	279,911
AbbVie Inc.	25,197	4,633,728
Accenture PLC, Class A	7,933	3,053,808
Adobe Inc.(b)	5,329	2,331,171
Advanced Micro Devices Inc.(b)	21,263	2,465,445
AECOM	1,860	196,118
Aflac Inc.	15,787	1,695,208
Agilent Technologies Inc.	3,330	504,562
Airbnb Inc., Class A(b)	9,436	1,237,720
Akamai Technologies Inc.(b)	7,871	786,313
Align Technology Inc.(b)	1,023	224,150
Allegion PLC	2,328	308,995
Allstate Corp. (The)	1,150	221,180
Alnylam Pharmaceuticals Inc.(b)	1,441	390,958
Alphabet Inc., Class A	75,405	15,384,128
Alphabet Inc., Class C, NVS	59,280	12,187,968
Altria Group Inc.	68,275	3,566,003
Amazon.com Inc.(b)	117,789	27,996,090
American Express Co.	8,491	2,695,468
American Financial Group Inc./OH	560	76,474
American International Group Inc.	18,455	1,359,395
American Tower Corp.	6,428	1,188,859
American Water Works Co. Inc.	20,256	2,524,708
Ameriprise Financial Inc.	689	374,375
AMETEK Inc.	14,499	2,675,935
Amgen Inc.	8,319	2,374,409
Amphenol Corp., Class A	24,115	1,706,860
Analog Devices Inc.	8,321	1,763,137
Annaly Capital Management Inc.	19,687	401,812
Ansys Inc.(b)	1,403	491,751
31
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Aon PLC, Class A	3,143	$1,165,487
Apollo Global Management Inc.	5,221	892,687
Apple Inc.	191,086	45,096,296
Applied Materials Inc.	1,791	323,007
AppLovin Corp., Class A(b)	2,637	974,609
Arch Capital Group Ltd.	8,599	800,309
Arista Networks Inc.(b)	14,769	1,701,832
Arthur J Gallagher & Co.	1,737	524,261
Aspen Technology Inc.(b)	1,277	336,553
AT&T Inc.	118,954	2,822,778
Atlassian Corp., Class A, NVS(b)	1,630	500,051
Autodesk Inc.(b)	2,276	708,610
Automatic Data Processing Inc.	10,006	3,031,918
AvalonBay Communities Inc.	3,094	685,352
Axon Enterprise Inc.(b)	3,162	2,062,193
Baker Hughes Co., Class A	41,118	1,898,829
Bank of America Corp.	90,200	4,176,260
Bank of New York Mellon Corp. (The)	19,898	1,709,835
Becton Dickinson & Co.	4,195	1,038,682
Berkshire Hathaway Inc., Class B(b)	5,847	2,740,313
Biogen Inc.(b)	2,549	366,878
Bio-Techne Corp.	1,949	143,349
Blackrock Inc.(a)(f)	1,976	2,125,188
Blackstone Inc., NVS	7,572	1,341,077
Block Inc.(b)	4,302	390,708
Booking Holdings Inc.	315	1,492,331
Booz Allen Hamilton Holding Corp., Class A	1,071	138,159
Boston Scientific Corp.(b)	8,385	858,289
Bristol-Myers Squibb Co.	38,611	2,276,118
Broadcom Inc.	57,188	12,653,989
Broadridge Financial Solutions Inc.	4,565	1,087,474
Brown & Brown Inc.	2,327	243,544
Brown-Forman Corp., Class B	15,241	503,105
BXP Inc.	2,922	213,715
Cadence Design Systems Inc.(b)	3,725	1,108,634
Capital One Financial Corp.	4,356	887,361
Cboe Global Markets Inc.	2,457	502,039
CDW Corp.	1,731	344,711
Centene Corp.(b)	422	27,021
Charles River Laboratories International Inc.(b)	40	6,590
Charles Schwab Corp. (The)	21,260	1,758,627
Charter Communications Inc., Class A(b)	2,230	770,443
Chipotle Mexican Grill Inc., Class A(b)	23,736	1,384,996
Chubb Ltd.	8,692	2,363,181
Church & Dwight Co. Inc.	7,480	789,290
Cigna Group (The)	1,242	365,409
Cincinnati Financial Corp.	28	3,837
Cintas Corp.	8,320	1,668,742
Cisco Systems Inc.	62,750	3,802,650
Citigroup Inc.	35,119	2,859,740
Citizens Financial Group Inc.	5	238
Cloudflare Inc., Class A(b)	1,189	164,558
CME Group Inc.	7,027	1,662,026
Coca-Cola Co. (The)	75,252	4,776,997
Cognizant Technology Solutions Corp., Class A	10,055	830,644
Coinbase Global Inc., Class A(b)	2,545	741,435
Colgate-Palmolive Co.	16,155	1,400,638
Comcast Corp., Class A	67,705	2,278,950
Consolidated Edison Inc.	2,841	266,315
Constellation Brands Inc., Class A	5,661	1,023,509
Constellation Energy Corp.	2,109	632,658
Cooper Companies Inc. (The)(b)	6,698	646,692
Security	Shares	Value
United States (continued)
Copart Inc.(b)	23,212	$1,344,671
Corpay Inc.(b)	1,593	606,121
CoStar Group Inc.(b)	7,672	587,675
Costco Wholesale Corp.	2,514	2,463,418
Crowdstrike Holdings Inc., Class A(b)	2,447	974,077
Crown Castle Inc.	9,107	813,073
CSX Corp.	42,428	1,394,608
CVS Health Corp.	6,649	375,536
Danaher Corp.	9,217	2,052,995
Darden Restaurants Inc.	636	124,173
Datadog Inc., Class A(b)	1,376	196,369
DaVita Inc.(b)	2,203	388,169
Dayforce Inc.(a)(b)	4,188	296,259
Deckers Outdoor Corp.(b)	3,805	674,855
Dexcom Inc.(b)	5,875	510,126
Digital Realty Trust Inc.	2,359	386,546
Discover Financial Services	3,608	725,533
DocuSign Inc., Class A(b)	995	96,246
Dollar General Corp.	6,710	476,813
Dollar Tree Inc.(b)	8,391	615,480
DoorDash Inc., Class A(b)	4,160	785,533
DraftKings Inc., Class A (a)(b)	5,240	219,818
Eaton Corp. PLC	3,591	1,172,246
eBay Inc.	12,053	813,336
Ecolab Inc.	5,891	1,473,869
Edison International	30,570	1,650,780
Edwards Lifesciences Corp.(b)	4,685	339,428
Electronic Arts Inc.	6,679	820,916
Elevance Health Inc.	3,680	1,456,176
Eli Lilly & Co.	10,307	8,359,802
Emerson Electric Co.	1,831	237,938
Enphase Energy Inc.(a)(b)	3,964	246,878
Entegris Inc.	569	57,776
EPAM Systems Inc.(b)	895	227,294
Equifax Inc.	3,163	869,129
Equinix Inc.	1,143	1,044,313
Equitable Holdings Inc.	17,620	958,880
Equity Residential	8,546	603,604
Erie Indemnity Co., Class A, NVS	260	104,767
Essential Utilities Inc.	14,223	504,632
Essex Property Trust Inc.	1,109	315,588
Estee Lauder Companies Inc. (The), Class A	3,585	299,097
Everest Group Ltd.	1,164	404,502
Eversource Energy	23,118	1,333,446
Exact Sciences Corp.(b)	1,312	73,538
Extra Space Storage Inc.	2,238	344,652
F5 Inc.(b)	3,615	1,074,595
Fair Isaac Corp.(b)	258	483,378
Fastenal Co.	18,225	1,334,799
Fidelity National Financial Inc.	3,777	219,708
Fidelity National Information Services Inc.	12,796	1,042,490
Fifth Third Bancorp	15	665
First Citizens BancShares Inc./NC, Class A(a)	119	262,358
First Solar Inc.(b)	1,925	322,476
Fiserv Inc.(b)	11,973	2,586,647
Flutter Entertainment PLC, Class DI(b)	2,133	569,447
Fortinet Inc.(b)	7,766	783,434
Fortive Corp.	20,521	1,668,973
Franklin Resources Inc.	11,403	253,603
Freeport-McMoRan Inc.	48,104	1,724,528
Gaming and Leisure Properties Inc.	12,371	598,633
Garmin Ltd.	5,765	1,244,375
Schedule of Investments
32

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Gartner Inc.(b)	900	$488,547
Gen Digital Inc.	18,003	484,461
Gilead Sciences Inc.	20,493	1,991,920
Global Payments Inc.	7,209	813,536
GoDaddy Inc., Class A(b)	2,806	596,696
Goldman Sachs Group Inc. (The)	5,240	3,355,696
Graco Inc.	24,242	2,040,449
Halliburton Co.	183,188	4,766,552
Hartford Financial Services Group Inc. (The)	4,737	528,412
HCA Healthcare Inc.	3,094	1,020,742
Healthpeak Properties Inc.	4,498	92,929
Hershey Co. (The)	1,591	237,457
Hilton Worldwide Holdings Inc.	4,747	1,215,564
Home Depot Inc. (The)	14,181	5,842,288
Host Hotels & Resorts Inc.	33,461	559,133
Hubbell Inc., Class B	2,634	1,114,208
HubSpot Inc.(b)	194	151,229
Humana Inc.	1,544	452,747
IDEX Corp.	8,816	1,977,517
IDEXX Laboratories Inc.(b)	1,877	792,188
Illinois Tool Works Inc.	2,639	683,923
Illumina Inc.(b)	944	125,307
Ingersoll Rand Inc.	24,812	2,327,366
Insulet Corp.(b)	296	82,400
Intel Corp.	62,412	1,212,665
Intercontinental Exchange Inc.	9,362	1,496,328
International Business Machines Corp.	14,159	3,620,456
Interpublic Group of Companies Inc. (The)	20	573
Intuit Inc.	3,131	1,883,328
Intuitive Surgical Inc.(b)	4,890	2,796,493
Invitation Homes Inc.	5,423	168,926
IQVIA Holdings Inc.(b)	4,276	861,015
Iron Mountain Inc.	4,259	432,587
Jack Henry & Associates Inc.	1,590	276,803
Jacobs Solutions Inc., NVS	4,850	679,630
Johnson & Johnson	38,492	5,856,558
JPMorgan Chase & Co.	37,895	10,129,333
Kenvue Inc.	39,231	835,228
Keurig Dr Pepper Inc.	13,377	429,402
Keysight Technologies Inc.(b)	3,161	563,764
Kimco Realty Corp.	3,546	79,608
KKR & Co. Inc.	7,258	1,212,594
KLA Corp.	3,567	2,633,302
Labcorp Holdings Inc.	2,999	749,150
Lam Research Corp.	19,495	1,580,070
Las Vegas Sands Corp.	15,953	731,126
Leidos Holdings Inc.	2,776	394,275
Liberty Media Corp.-Liberty Formula One, Class C, NVS(b)	7,508	718,516
Lowe's Companies Inc.	6,453	1,678,038
Lululemon Athletica Inc.(b)	2,254	933,607
M&T Bank Corp.	2,127	428,037
MarketAxess Holdings Inc.	495	109,212
Marsh & McLennan Companies Inc.	11,121	2,411,922
Marvell Technology Inc.	12,850	1,450,251
Masco Corp.	3,645	288,976
Mastercard Inc., Class A	10,647	5,913,663
Match Group Inc.	3,247	115,918
McDonald's Corp.	14,952	4,316,642
Medtronic PLC	3,574	324,591
MercadoLibre Inc.(a)(b)	713	1,370,521
Merck & Co. Inc.	39,535	3,906,849
Security	Shares	Value
United States (continued)
Meta Platforms Inc., Class A	27,268	$18,792,560
MetLife Inc.	11,655	1,008,274
Mettler-Toledo International Inc.(b)	249	339,746
MGM Resorts International(b)	4,917	169,538
Microchip Technology Inc.	9,453	513,298
Micron Technology Inc.	12,870	1,174,259
Microsoft Corp.	87,717	36,407,818
MicroStrategy Inc., Class A(a)(b)	2,511	840,658
Molina Healthcare Inc.(b)	224	69,532
Mondelez International Inc., Class A	8,221	476,736
MongoDB Inc., Class A(b)	423	115,614
Monolithic Power Systems Inc.	993	632,908
Monster Beverage Corp.(b)	20,313	989,446
Moody's Corp.	1,855	926,461
Morgan Stanley	13,815	1,912,410
Motorola Solutions Inc.	3,878	1,819,751
Nasdaq Inc.	2,079	171,185
NetApp Inc.	7,879	962,026
Netflix Inc.(b)	5,693	5,560,695
Newmont Corp.	17,821	761,313
NextEra Energy Inc.	15,065	1,078,051
Nike Inc., Class B	12,504	961,558
Nordson Corp.	308	67,828
Norfolk Southern Corp.	3,284	838,405
Northern Trust Corp.	7,907	887,877
Nutanix Inc., Class A(b)	1,997	137,324
Nvidia Corp.	304,402	36,549,548
NXP Semiconductors NV	3,683	768,090
Okta Inc.(b)	1,104	104,019
Old Dominion Freight Line Inc.	2,516	466,995
Omnicom Group Inc.	4,221	366,341
ON Semiconductor Corp.(b)	1,960	102,586
ONEOK Inc.	38,159	3,707,910
Oracle Corp.	21,487	3,654,079
Otis Worldwide Corp.	10,242	977,292
Palantir Technologies Inc., Class A(b)	24,852	2,050,041
Palo Alto Networks Inc.(b)	7,319	1,349,770
Parker-Hannifin Corp.	2,871	2,029,941
Paychex Inc.	10,333	1,525,874
Paycom Software Inc.	1,278	265,262
PayPal Holdings Inc.(b)	14,077	1,246,941
PepsiCo Inc.	9,412	1,418,294
Pfizer Inc.	77,514	2,055,671
PG&E Corp.	41,286	646,126
Philip Morris International Inc.	34,952	4,550,750
Pinterest Inc., Class A(b)	5,855	192,981
PNC Financial Services Group Inc. (The)	5,113	1,027,457
Pool Corp.	43	14,803
Procter & Gamble Co. (The)	40,243	6,679,936
Progressive Corp. (The)	6,437	1,586,334
Prologis Inc.	13,096	1,561,698
Prudential Financial Inc.	81	9,782
PTC Inc.(b)	4,520	874,530
Public Service Enterprise Group Inc.	4,566	381,444
Public Storage	2,413	720,232
Pure Storage Inc., Class A(b)	5,046	342,068
Qorvo Inc.(b)	2,874	238,485
Qualcomm Inc.	13,859	2,396,637
Quanta Services Inc.	620	190,718
Quest Diagnostics Inc.	4,367	712,258
Realty Income Corp.	5,990	327,294
Regency Centers Corp.	2,213	158,982
33
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Regeneron Pharmaceuticals Inc.(b)	1,331	$895,736
Reliance Inc.	5,708	1,652,466
ResMed Inc.	1,179	278,456
Revvity Inc.	1,646	207,610
Robinhood Markets Inc., Class A(b)	7,003	363,806
ROBLOX Corp., Class A(b)	3,909	277,813
Rockwell Automation Inc.	1,393	387,853
Roku Inc.(b)	693	57,353
Rollins Inc.	6,053	299,624
Roper Technologies Inc.	4,099	2,359,589
Ross Stores Inc.	2,164	325,812
Royal Caribbean Cruises Ltd.	2,820	751,812
Royalty Pharma PLC, Class A	51,211	1,617,243
S&P Global Inc.	3,191	1,663,819
Salesforce Inc.	11,540	3,943,218
Samsara Inc., Class A(b)	908	46,762
SBA Communications Corp., Class A	2,452	484,417
Schlumberger NV	74,032	2,982,009
ServiceNow Inc.(b)	2,004	2,040,834
Sherwin-Williams Co. (The)	2,102	752,852
Simon Property Group Inc.	7,707	1,339,939
Skyworks Solutions Inc.	10	888
Snap Inc., Class A, NVS(a)(b)	8,298	93,684
Snap-on Inc.	1,897	673,720
Snowflake Inc., Class A(b)	2,458	446,152
Solventum Corp.(b)	2,121	157,081
SS&C Technologies Holdings Inc.	19,401	1,570,511
Starbucks Corp.	19,394	2,088,346
State Street Corp.	5,546	563,585
STERIS PLC	2,025	446,816
Stryker Corp.	3,635	1,422,339
Super Micro Computer Inc.(a)(b)	15,116	431,108
Synchrony Financial	10,210	704,286
Synopsys Inc.(b)	1,981	1,040,976
T Rowe Price Group Inc.	72	8,418
Take-Two Interactive Software Inc.(b)	1,254	232,630
Target Corp.	1,647	227,138
TE Connectivity PLC, NVS	6,221	920,521
Teleflex Inc.	1,942	350,026
Teradyne Inc.	4,352	503,918
Tesla Inc.(b)	37,317	15,098,458
Texas Instruments Inc.	13,234	2,443,129
Texas Pacific Land Corp.	2,313	3,000,354
Thermo Fisher Scientific Inc.	4,569	2,731,120
TJX Companies Inc. (The)	6,682	833,847
T-Mobile U.S. Inc.	8,125	1,892,881
Toast Inc., Class A(a)(b)	2,453	100,377
Tractor Supply Co.	10,999	597,906
Trade Desk Inc. (The), Class A(b)	6,004	712,555
Tradeweb Markets Inc., Class A	1,739	220,679
TransUnion	5,434	539,324
Travelers Companies Inc. (The)	3,863	947,130
Trimble Inc.(b)	10,464	784,381
Truist Financial Corp.	9,823	467,771
Twilio Inc., Class A(b)	1,026	150,391
Tyler Technologies Inc.(b)	657	395,277
U.S. Bancorp	6,012	287,253
Uber Technologies Inc.(b)	24,561	1,641,903
Ulta Beauty Inc.(b)	1,399	576,598
Union Pacific Corp.	10,382	2,572,556
United Parcel Service Inc., Class B	2,050	234,172
United Rentals Inc.	2,791	2,115,745
Security	Shares	Value
United States (continued)
United Therapeutics Corp.(b)	471	$165,401
UnitedHealth Group Inc.	11,784	6,392,702
Veeva Systems Inc., Class A(b)	4,144	966,629
Veralto Corp.	2,314	239,244
VeriSign Inc.(b)	3,061	658,115
Verisk Analytics Inc., Class A	5,188	1,491,239
Verizon Communications Inc.	67,922	2,675,448
Vertex Pharmaceuticals Inc.(b)	3,267	1,508,309
Vertiv Holdings Co., Class A	5,736	671,227
Viatris Inc.	23,149	261,121
VICI Properties Inc., Class A	24,584	731,866
Visa Inc., Class A	23,572	8,056,910
Vulcan Materials Co.	1,590	435,898
W R Berkley Corp.	3,275	192,668
Walmart Inc.	38,065	3,736,460
Walt Disney Co. (The)	24,057	2,719,884
Waters Corp.(b)	357	148,326
Wells Fargo & Co.	44,772	3,528,034
Welltower Inc.	7,213	984,430
West Pharmaceutical Services Inc.	1,025	350,089
Westinghouse Air Brake Technologies Corp.	5,018	1,043,343
Williams Companies Inc. (The)	27,141	1,504,426
Willis Towers Watson PLC	1,711	563,886
Workday Inc., Class A(b)	2,116	554,519
WW Grainger Inc.	113	120,082
Wynn Resorts Ltd.	2,984	259,160
Xylem Inc./New York	14,026	1,739,785
Yum! Brands Inc.	4,851	633,055
Zillow Group Inc., Class C (b)	3,977	326,989
Zimmer Biomet Holdings Inc.	8,521	932,879
Zoetis Inc.	7,042	1,203,478
Zoom Video Communications Inc., Class A(b)	2,374	206,396
		650,333,781
Total Common Stocks — 99.6% (Cost: $740,570,205)		984,462,293
Preferred Stocks
Brazil — 0.1%
Banco Bradesco SA, Preference Shares, NVS	224,723	464,901
Itau Unibanco Holding SA, Preference Shares, NVS	86,399	499,850
		964,751
Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	5,859	57,684
Germany — 0.0%
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	6,240	397,296
Total Preferred Stocks — 0.1% (Cost: $1,685,679)		1,419,731
Warrants
Canada — 0.0%
Constellation Software Inc. (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(b)(d)	555	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.7% (Cost: $742,255,884)		985,882,024
Schedule of Investments
34

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(f)(g)(h)	5,260,207	$5,262,837
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(f)(g)	1,580,000	1,580,000
Total Short-Term Securities — 0.7% (Cost: $6,842,837)		6,842,837
Total Investments — 100.4% (Cost: $749,098,721)		992,724,861
Liabilities in Excess of Other Assets — (0.4)%		(3,968,802)
Net Assets — 100.0%		$988,756,059

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,738,118	$—	$(3,476,721)(a)	$3,288	$(1,848)	$5,262,837	5,260,207	$12,296 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,170,000	410,000 (a)	—	—	—	1,580,000	1,580,000	35,168	—
BlackRock Inc.	1,518,098	320,795	(66,981)	31,132	322,144	2,125,188	1,976	19,007	—
				$34,420	$320,296	$8,968,025		$66,471	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	6	03/21/25	$711	$17,212
MSCI Emerging Markets Index	9	03/21/25	491	(1,314)
S&P 500 E-Mini Index	5	03/21/25	1,517	(4,039)
				$11,859
35
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI Low Carbon Target ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$17,212	$—	$—	$—	$17,212
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$5,353	$—	$—	$—	$5,353

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$89,074	$—	$—	$—	$89,074
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$4,210	$—	$—	$—	$4,210
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$2,250,249
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$706,136,365	$278,325,802	$126	$984,462,293
Preferred Stocks	1,022,435	397,296	—	1,419,731
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	6,842,837	—	—	6,842,837
	$714,001,637	$278,723,098	$126	$992,724,861
Derivative Financial Instruments(a)
Assets
Equity Contracts	$17,212	$—	$—	$17,212
Schedule of Investments
36

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI ACWI Low Carbon Target ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$(5,353)	$—	$—	$(5,353)
	$11,859	$—	$—	$11,859

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
37
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
January 31, 2025
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
China — 31.8%
360 Security Technology Inc., Class A	136,800	$206,944
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	68,449	139,886
AAC Technologies Holdings Inc.	256,500	1,336,474
Advanced Micro-Fabrication Equipment Inc./China, Class A	13,800	341,335
AECC Aviation Power Co. Ltd., Class A	69,491	355,711
Agricultural Bank of China Ltd., Class A	2,000,700	1,411,432
Agricultural Bank of China Ltd., Class H	10,089,000	5,556,649
Aier Eye Hospital Group Co. Ltd., Class A	235,460	398,352
Air China Ltd., Class A(a)	342,019	349,819
Akeso Inc.(a)(b)(c)	222,000	1,737,397
Alibaba Group Holding Ltd.	5,916,640	72,576,347
Alibaba Health Information Technology Ltd.(a)	2,060,000	961,931
Aluminum Corp. of China Ltd., Class A	461,799	493,869
Aluminum Corp. of China Ltd., Class H	1,374,000	884,388
Angel Yeast Co. Ltd., Class A	34,298	162,539
Anhui Conch Cement Co. Ltd., Class A	102,680	350,377
Anhui Conch Cement Co. Ltd., Class H	427,500	1,152,493
Anhui Gujing Distillery Co. Ltd., Class A	35	798
Anhui Gujing Distillery Co. Ltd., Class B	51,810	752,560
Anhui Yingjia Distillery Co. Ltd., Class A	17,500	134,108
ANTA Sports Products Ltd.	444,600	4,730,203
Autohome Inc., ADR	24,282	680,382
Avary Holding Shenzhen Co. Ltd., Class A	51,900	288,413
AviChina Industry & Technology Co. Ltd., Class H	858,000	400,257
Baidu Inc., Class A(a)	846,470	9,570,596
Bank of Beijing Co. Ltd., Class A	530,100	434,193
Bank of Chengdu Co. Ltd., Class A	85,500	201,138
Bank of China Ltd., Class A	889,200	662,374
Bank of China Ltd., Class H	25,821,000	13,357,920
Bank of Communications Co. Ltd., Class A	923,486	915,814
Bank of Communications Co. Ltd., Class H	3,249,100	2,628,397
Bank of Hangzhou Co. Ltd., Class A	171,060	345,608
Bank of Jiangsu Co. Ltd., Class A	444,600	603,949
Bank of Nanjing Co. Ltd., Class A	222,300	324,750
Bank of Ningbo Co. Ltd., Class A	136,825	494,401
Bank of Shanghai Co. Ltd., Class A	461,741	587,134
Baoshan Iron & Steel Co. Ltd., Class A	581,495	557,125
BeiGene Ltd.(a)	256,530	4,454,471
Beijing Enterprises Holdings Ltd.	171,000	587,319
Beijing Enterprises Water Group Ltd.	1,710,000	474,646
Beijing Kingsoft Office Software Inc., Class A	10,200	442,008
Beijing New Building Materials PLC, Class A	51,926	222,522
Beijing Tong Ren Tang Co. Ltd., Class A	34,200	173,010
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	25,833	240,168
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,094,400	855,511
Bethel Automotive Safety Systems Co. Ltd., Class A	23,820	149,153
Bilibili Inc., Class Z(a)	83,848	1,406,185
BOC Aviation Ltd.(b)	85,700	646,012
BOE Technology Group Co. Ltd., Class A	991,800	605,412
Bosideng International Holdings Ltd.	1,504,000	728,031
BYD Co. Ltd., Class A	34,250	1,289,692
BYD Co. Ltd., Class H	384,500	13,511,460
BYD Electronic International Co. Ltd.	267,500	1,460,656
C&D International Investment Group Ltd.	219,000	359,778
Caitong Securities Co. Ltd., Class A	182,208	190,527
Cambricon Technologies Corp. Ltd., Class A(a)	8,525	673,752
Security	Shares	Value
China (continued)
CGN Power Co. Ltd., Class A	346,000	$174,561
CGN Power Co. Ltd., Class H(b)	3,933,000	1,272,875
Changjiang Securities Co. Ltd., Class A	274,400	239,580
Chaozhou Three-Circle Group Co. Ltd., Class A	68,497	355,039
China CITIC Bank Corp. Ltd., Class H	3,420,200	2,442,944
China Coal Energy Co. Ltd., Class H	684,000	786,213
China Communications Services Corp. Ltd., Class H	684,000	389,180
China Construction Bank Corp., Class A	205,200	239,512
China Construction Bank Corp., Class H	35,055,390	28,525,102
China CSSC Holdings Ltd., Class A	102,600	471,376
China Eastern Airlines Corp. Ltd., Class A(a)	290,795	154,395
China Energy Engineering Corp. Ltd., Class A	786,600	242,263
China Everbright Bank Co. Ltd., Class A	1,077,300	570,810
China Everbright Bank Co. Ltd., Class H	1,197,000	467,972
China Feihe Ltd.(b)	1,368,000	941,615
China Galaxy Securities Co. Ltd., Class A	171,051	327,137
China Galaxy Securities Co. Ltd., Class H	1,244,500	1,133,660
China Gas Holdings Ltd.	1,094,400	907,227
China Greatwall Technology Group Co. Ltd., Class A(a)	85,500	152,401
China Hongqiao Group Ltd.	1,026,000	1,724,829
China International Capital Corp. Ltd., Class A	51,300	218,708
China International Capital Corp. Ltd., Class H(b)	547,200	910,938
China Jushi Co. Ltd., Class A	102,671	158,996
China Life Insurance Co. Ltd., Class A	68,490	381,395
China Life Insurance Co. Ltd., Class H	2,736,000	5,079,091
China Literature Ltd.(a)(b)	171,000	575,798
China Longyuan Power Group Corp. Ltd., Class H	1,249,000	920,910
China Mengniu Dairy Co. Ltd.	1,026,000	2,056,716
China Merchants Bank Co. Ltd., Class A	461,704	2,572,982
China Merchants Bank Co. Ltd., Class H	1,453,946	7,996,821
China Merchants Energy Shipping Co. Ltd., Class A	153,900	145,901
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	153,900	270,022
China Merchants Port Holdings Co. Ltd.	342,180	581,869
China Merchants Securities Co. Ltd., Class A	205,265	506,174
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	188,160	252,168
China Minsheng Banking Corp. Ltd., Class A	1,060,298	602,445
China Minsheng Banking Corp. Ltd., Class H	2,137,520	1,019,781
China National Building Material Co. Ltd., Class H	1,710,000	817,859
China National Chemical Engineering Co. Ltd., Class A	188,156	191,874
China National Nuclear Power Co. Ltd., Class A	410,400	547,651
China National Software & Service Co. Ltd., Class A(a)	23,550	139,892
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	102,600	295,185
China Oilfield Services Ltd., Class H	684,000	612,279
China Overseas Land & Investment Ltd.	1,368,260	2,180,753
China Pacific Insurance Group Co. Ltd., Class A	188,198	834,933
China Pacific Insurance Group Co. Ltd., Class H	923,400	2,750,608
China Petroleum & Chemical Corp., Class A	752,492	626,306
China Petroleum & Chemical Corp., Class H	8,892,000	4,863,084
China Power International Development Ltd.	1,710,000	638,204
China Railway Group Ltd., Class A	461,700	374,318
China Railway Group Ltd., Class H	1,539,000	745,316
China Resources Beer Holdings Co. Ltd.	598,500	1,814,502
China Resources Gas Group Ltd.	376,200	1,277,030
China Resources Land Ltd.	1,197,055	3,643,832
China Resources Microelectronics Ltd., Class A	28,396	177,356
Schedule of Investments
38

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China Resources Mixc Lifestyle Services Ltd.(b)	240,000	$908,764
China Resources Pharmaceutical Group Ltd.(b)	684,000	460,208
China Resources Power Holdings Co. Ltd.	684,000	1,521,246
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	34,254	207,370
China Ruyi Holdings Ltd.(a)(c)	2,152,000	688,220
China Shenhua Energy Co. Ltd., Class A	136,818	747,811
China Shenhua Energy Co. Ltd., Class H	1,256,500	5,066,833
China Southern Airlines Co. Ltd., Class A(a)	324,900	274,667
China State Construction Engineering Corp. Ltd., Class A	923,400	713,294
China State Construction International Holdings Ltd.	684,000	1,003,988
China Taiping Insurance Holdings Co. Ltd.	581,590	868,163
China Three Gorges Renewables Group Co. Ltd., Class A	735,300	422,391
China Tourism Group Duty Free Corp. Ltd., Class A	34,298	286,177
China Tower Corp. Ltd., Class H(b)	15,732,000	2,266,077
China United Network Communications Ltd., Class A	677,300	453,221
China Vanke Co. Ltd., Class A(a)	222,507	222,287
China Vanke Co. Ltd., Class H(a)(c)	786,684	587,679
China Yangtze Power Co. Ltd., Class A	564,348	2,227,975
China Zheshang Bank Co. Ltd., Class A	495,900	196,721
Chongqing Brewery Co. Ltd., Class A	18,796	142,680
Chongqing Changan Automobile Co. Ltd., Class A	171,078	294,311
Chongqing Zhifei Biological Products Co. Ltd., Class A	51,300	169,682
Chow Tai Fook Jewellery Group Ltd.	752,800	679,396
CITIC Ltd.	2,223,000	2,518,526
CITIC Securities Co. Ltd., Class A	273,417	1,008,389
CITIC Securities Co. Ltd., Class H	598,525	1,630,697
CMOC Group Ltd., Class A	547,200	544,919
CMOC Group Ltd., Class H	1,065,000	786,790
Contemporary Amperex Technology Co. Ltd., Class A	85,598	3,027,212
Cosco Shipping Energy Transportation Co. Ltd., Class A	85,500	144,532
Cosco Shipping Energy Transportation Co. Ltd., Class H	390,000	356,370
Cosco Shipping Holdings Co. Ltd., Class A	325,112	635,962
Cosco Shipping Holdings Co. Ltd., Class H	1,026,399	1,540,438
CRRC Corp. Ltd., Class A	649,800	662,645
CRRC Corp. Ltd., Class H	1,539,000	974,405
CSC Financial Co. Ltd., Class A	119,799	390,228
CSPC Innovation Pharmaceutical Co. Ltd., Class A	32,880	129,461
CSPC Pharmaceutical Group Ltd.	3,079,440	1,775,231
Daqin Railway Co. Ltd., Class A	393,300	358,088
Dong-E-E-Jiao Co. Ltd., Class A	17,100	142,199
Dongfang Electric Corp. Ltd., Class A	85,588	174,965
Dongxing Securities Co. Ltd., Class A	136,898	199,036
East Money Information Co. Ltd., Class A	359,114	1,130,311
Ecovacs Robotics Co. Ltd., Class A	17,100	100,091
ENN Energy Holdings Ltd.	290,700	1,978,810
Eoptolink Technology Inc. Ltd., Class A	17,300	297,686
Eve Energy Co. Ltd., Class A	51,316	299,457
Everbright Securities Co. Ltd., Class A	103,693	240,710
Far East Horizon Ltd.	684,000	504,416
Flat Glass Group Co. Ltd., Class A	51,300	134,380
Focus Media Information Technology Co. Ltd., Class A	394,440	356,361
Foshan Haitian Flavouring & Food Co. Ltd., Class A	118,492	666,910
Fosun International Ltd.	855,000	467,528
Security	Shares	Value
China (continued)
Founder Securities Co. Ltd., Class A	188,100	$201,307
Foxconn Industrial Internet Co. Ltd., Class A	273,600	805,526
Fuyao Glass Industry Group Co. Ltd., Class A	68,499	559,489
Fuyao Glass Industry Group Co. Ltd., Class H(b)	205,200	1,382,590
Ganfeng Lithium Group Co. Ltd., Class A	51,357	232,833
GCL Technology Holdings Ltd.(a)	8,022,000	1,266,325
GD Power Development Co. Ltd., Class A	478,800	275,022
Geely Automobile Holdings Ltd.	2,223,000	4,115,655
Genscript Biotech Corp.(a)	416,000	572,335
GF Securities Co. Ltd., Class A	136,800	290,128
Giant Biogene Holding Co. Ltd.(b)	102,600	761,847
GigaDevice Semiconductor Inc., Class A(a)	17,235	301,217
GoerTek Inc., Class A	85,797	325,975
Goldwind Science & Technology Co. Ltd., Class A	102,613	134,945
Goneo Group Co. Ltd., Class A	25,085	244,618
Gotion High-tech Co. Ltd., Class A	51,300	145,285
Great Wall Motor Co. Ltd., Class A	51,500	175,573
Great Wall Motor Co. Ltd., Class H	855,000	1,397,251
Gree Electric Appliances Inc. of Zhuhai, Class A	68,400	420,827
GRG Banking Equipment Co. Ltd., Class A	119,760	182,655
Guangdong Haid Group Co. Ltd., Class A	34,599	235,459
Guangdong Investment Ltd.	1,026,000	776,713
Guanghui Energy Co. Ltd., Class A	223,400	186,120
Guangzhou Automobile Group Co. Ltd., Class A	119,700	141,076
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	51,300	188,807
Guangzhou Haige Communications Group Inc. Co., Class A	119,711	169,266
Guangzhou Tinci Materials Technology Co. Ltd., Class A	51,300	128,730
Guosen Securities Co. Ltd., Class A	222,300	314,293
Guotai Junan Securities Co. Ltd., Class A	167,300	406,628
Guoyuan Securities Co. Ltd., Class A	171,030	185,868
H World Group Ltd., ADR	75,753	2,434,701
Haidilao International Holding Ltd.(b)	615,000	1,153,751
Haier Smart Home Co. Ltd., Class A	188,100	715,188
Haier Smart Home Co. Ltd., Class A	855,000	2,827,962
Hainan Airlines Holding Co. Ltd., Class A(a)	763,800	170,344
Haitian International Holdings Ltd.	171,000	454,613
Haitong Securities Co. Ltd., Class A	284,900	412,932
Haitong Securities Co. Ltd., Class H	994,800	870,564
Hangzhou First Applied Material Co. Ltd., Class A	71,852	143,406
Hangzhou Silan Microelectronics Co. Ltd., Class A(a)	51,300	176,535
Hangzhou Tigermed Consulting Co. Ltd., Class A	18,190	122,141
Hansoh Pharmaceutical Group Co. Ltd.(b)	410,000	943,594
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	51,900	131,786
Henan Shuanghui Investment & Development Co. Ltd., Class A	85,598	308,514
Hengan International Group Co. Ltd.	256,500	702,201
Hengli Petrochemical Co. Ltd., Class A	205,299	420,966
Hisense Home Appliances Group Co. Ltd., Class H	171,136	596,335
Hithink RoyalFlush Information Network Co. Ltd., Class A	17,188	662,853
Hoshine Silicon Industry Co. Ltd., Class A	17,100	121,559
Hua Hong Semiconductor Ltd.(b)	217,000	643,059
Huadian Power International Corp. Ltd., Class A	283,200	200,225
Huadong Medicine Co. Ltd., Class A	51,387	245,037
Huaibei Mining Holdings Co. Ltd., Class A	69,200	133,701
Hualan Biological Engineering Inc., Class A	51,580	111,681
Huaneng Power International Inc., Class A	342,000	301,244
39
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Huaneng Power International Inc., Class H	1,372,000	$719,923
Huatai Securities Co. Ltd., Class A	222,300	518,005
Huatai Securities Co. Ltd., Class H(b)	444,600	765,635
Huaxia Bank Co. Ltd., Class A	359,199	373,386
Huayu Automotive Systems Co. Ltd., Class A	85,700	197,086
Huizhou Desay Sv Automotive Co. Ltd., Class A	17,100	254,232
Hundsun Technologies Inc., Class A	48,735	173,816
Hygon Information Technology Co. Ltd., Class A, NVS	34,220	603,630
IEIT Systems Co. Ltd., Class A	46,448	330,632
Iflytek Co. Ltd., Class A	51,300	356,673
Imeik Technology Development Co. Ltd., Class A	5,740	134,154
Industrial & Commercial Bank of China Ltd., Class A	1,436,400	1,339,361
Industrial & Commercial Bank of China Ltd., Class H	25,137,350	17,110,390
Industrial Bank Co. Ltd., Class A	478,825	1,332,074
Industrial Securities Co. Ltd., Class A	317,386	259,822
Ingenic Semiconductor Co. Ltd., Class A	17,500	154,965
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	1,245,696	303,264
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	51,900	143,718
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	324,900	232,848
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	171,091	653,849
Inner Mongolia Yitai Coal Co. Ltd., Class B	409,125	849,749
Innovent Biologics Inc.(a)(b)	443,500	1,887,337
JA Solar Technology Co. Ltd., Class A	85,532	145,592
JCET Group Co. Ltd., Class A	35,000	186,463
JD Health International Inc.(a)(b)	427,600	1,770,580
JD Logistics Inc.(a)(b)	735,300	1,266,169
JD.com Inc., Class A	897,782	18,261,622
Jiangsu Eastern Shenghong Co. Ltd., Class A	171,000	200,454
Jiangsu Expressway Co. Ltd., Class H	342,000	377,908
Jiangsu Hengli Hydraulic Co. Ltd., Class A	34,265	291,179
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	136,810	836,884
Jiangsu King's Luck Brewery JSC Ltd., Class A	34,200	203,941
Jiangsu Yanghe Distillery Co. Ltd., Class A	34,200	367,525
Jiangsu Yoke Technology Co. Ltd., Class A	17,500	143,454
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	34,200	167,698
Jiangsu Zhongtian Technology Co. Ltd., Class A	85,700	160,178
Jiangxi Copper Co. Ltd., Class A	34,200	99,357
Jiangxi Copper Co. Ltd., Class H	513,000	814,213
Jinko Solar Co. Ltd., Class A	218,768	182,339
Jointown Pharmaceutical Group Co. Ltd., Class A	186,245	127,098
Kanzhun Ltd., ADR(a)	100,890	1,453,825
KE Holdings Inc., ADR	236,521	4,122,561
Kingdee International Software Group Co. Ltd.(a)	1,026,000	1,361,652
Kingsoft Corp. Ltd.	342,000	1,728,954
Kuaishou Technology(a)(b)	974,700	5,334,175
Kunlun Energy Co. Ltd.	1,368,000	1,306,210
Kunlun Tech Co. Ltd., Class A	37,000	187,611
Kweichow Moutai Co. Ltd., Class A	27,772	5,473,008
LB Group Co. Ltd., Class A	68,400	170,031
Legend Biotech Corp., ADR(a)	28,044	1,068,476
Lenovo Group Ltd.	2,988,000	3,603,673
Lens Technology Co. Ltd., Class A	136,886	488,825
Li Auto Inc., Class A(a)	461,736	5,434,596
Li Ning Co. Ltd.	855,000	1,768,070
Security	Shares	Value
China (continued)
Lingyi iTech Guangdong Co., Class A	153,900	$179,531
Longfor Group Holdings Ltd.(b)	769,500	978,104
LONGi Green Energy Technology Co. Ltd., Class A	188,128	382,755
Luxshare Precision Industry Co. Ltd., Class A	171,230	946,494
Luzhou Laojiao Co. Ltd., Class A	34,200	543,205
Mango Excellent Media Co. Ltd., Class A	52,050	198,252
Maxscend Microelectronics Co. Ltd., Class A	17,164	184,571
Meituan, Class B(a)(b)	1,812,650	34,499,354
Metallurgical Corp. of China Ltd., Class A	598,508	254,348
Midea Group Co. Ltd.(a)(c)	102,600	997,472
Midea Group Co. Ltd., Class A	80,500	814,711
MINISO Group Holding Ltd.(c)	136,960	789,030
MMG Ltd.(a)	1,371,200	451,576
Montage Technology Co. Ltd., Class A	34,200	319,499
Muyuan Foods Co. Ltd., Class A	119,736	611,012
NARI Technology Co. Ltd., Class A	205,267	648,707
NAURA Technology Group Co. Ltd., Class A	11,900	615,781
NetEase Inc.	701,170	14,412,677
New China Life Insurance Co. Ltd., Class A	51,699	338,588
New China Life Insurance Co. Ltd., Class H	307,800	963,297
New Hope Liuhe Co. Ltd., Class A(a)	119,772	142,569
New Oriental Education & Technology Group Inc.	547,180	2,665,378
Ninestar Corp., Class A(a)	51,800	180,699
Ningbo Deye Technology Co. Ltd., Class A, NVS	17,180	199,388
Ningbo Orient Wires & Cables Co. Ltd., Class A	17,100	123,631
Ningbo Tuopu Group Co. Ltd., Class A	53,380	480,129
Ningxia Baofeng Energy Group Co. Ltd., Class A	222,300	533,079
NIO Inc., Class A(a)	516,742	2,236,070
Nongfu Spring Co. Ltd., Class H(b)	752,400	3,549,593
Oppein Home Group Inc., Class A	17,100	153,246
Orient Overseas International Ltd.	85,500	1,144,608
Orient Securities Co. Ltd., Class A	153,913	205,231
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	307,800	115,609
PDD Holdings Inc., ADR(a)	256,474	28,702,005
People's Insurance Co. Group of China Ltd. (The), Class A	207,600	203,693
People's Insurance Co. Group of China Ltd. (The), Class H	3,249,000	1,662,778
PetroChina Co. Ltd., Class A	495,900	561,548
PetroChina Co. Ltd., Class H	7,724,000	5,905,316
Pharmaron Beijing Co. Ltd., Class A	43,250	147,566
PICC Property & Casualty Co. Ltd., Class H	2,393,814	3,889,301
Ping An Bank Co. Ltd., Class A	427,538	671,667
Ping An Insurance Group Co. of China Ltd., Class A	256,599	1,792,023
Ping An Insurance Group Co. of China Ltd., Class H	2,394,000	13,479,855
Poly Developments and Holdings Group Co. Ltd., Class A	256,795	293,398
Pop Mart International Group Ltd.(b)	205,200	2,488,728
Postal Savings Bank of China Co. Ltd., Class A	684,000	506,619
Postal Savings Bank of China Co. Ltd., Class H(b)	2,907,000	1,735,437
Power Construction Corp. of China Ltd., Class A	393,300	273,676
Qifu Technology Inc.	42,066	1,678,433
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	136,800	309,870
Rongsheng Petrochemical Co. Ltd., Class A	273,668	330,895
SAIC Motor Corp. Ltd., Class A	171,098	401,765
Sanan Optoelectronics Co. Ltd., Class A	111,000	174,351
Sany Heavy Industry Co. Ltd., Class A	222,399	490,302
Satellite Chemical Co. Ltd., Class A	85,591	234,800
SDIC Power Holdings Co. Ltd., Class A	148,000	291,100
Seres Group Co. Ltd., Class A, NVS	34,800	635,129
SF Holding Co. Ltd., Class A	119,795	645,401
Schedule of Investments
40

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Shaanxi Coal Industry Co. Ltd., Class A	239,499	$711,746
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	130,450	120,841
Shandong Gold Mining Co. Ltd., Class A	85,580	287,708
Shandong Gold Mining Co. Ltd., Class H(b)	299,250	519,233
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	68,420	196,592
Shandong Linglong Tyre Co. Ltd., Class A	34,400	85,301
Shandong Nanshan Aluminum Co. Ltd., Class A	461,700	257,217
Shandong Sun Paper Industry JSC Ltd., Class A	85,500	163,461
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	958,800	598,027
Shanghai Baosight Software Co. Ltd., Class A	51,347	203,720
Shanghai Baosight Software Co. Ltd., Class B	273,605	438,136
Shanghai Electric Group Co. Ltd., Class A(a)	307,800	305,629
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	68,400	222,606
Shanghai International Airport Co. Ltd., Class A	34,200	155,490
Shanghai M&G Stationery Inc., Class A	17,400	67,478
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	85,500	235,678
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	256,500	407,529
Shanghai Pudong Development Bank Co. Ltd., Class A	615,695	898,152
Shanghai Putailai New Energy Technology Co. Ltd., Class A	52,760	106,418
Shanghai Rural Commercial Bank Co. Ltd., Class A	224,900	256,929
Shanghai United Imaging Healthcare Co. Ltd., Class A, NVS	20,020	341,367
Shanjin International Gold Co. Ltd., Class A	51,521	119,041
Shanxi Coking Coal Energy Group Co. Ltd., Class A	153,900	155,961
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	119,700	205,965
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	17,180	406,210
Shengyi Technology Co. Ltd., Class A	85,500	350,227
Shennan Circuits Co. Ltd., Class A	17,120	307,127
Shenwan Hongyuan Group Co. Ltd., Class A	701,197	481,582
Shenzhen Energy Group Co. Ltd., Class A	153,986	129,232
Shenzhen Inovance Technology Co. Ltd., Class A	34,500	284,919
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	34,275	1,093,373
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	18,500	156,820
Shenzhen Transsion Holdings Co. Ltd., Class A	27,505	378,408
Shenzhou International Group Holdings Ltd.	307,800	2,318,917
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	68,400	127,420
Sichuan Chuantou Energy Co. Ltd., Class A	136,800	297,073
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	34,200	131,716
Sichuan Road & Bridge Group Co. Ltd., Class A	136,800	134,411
Sieyuan Electric Co. Ltd., Class A	17,300	191,134
Sino Biopharmaceutical Ltd.	3,933,250	1,429,854
Sinopharm Group Co. Ltd., Class H	478,800	1,266,301
Sinotruk Hong Kong Ltd.	262,500	765,037
Smoore International Holdings Ltd.(b)	684,000	1,107,321
SooChow Securities Co. Ltd., Class A	162,857	167,863
Southwest Securities Co. Ltd., Class A	342,000	204,568
Spring Airlines Co. Ltd., Class A	17,500	129,036
Sungrow Power Supply Co. Ltd., Class A	47,880	472,156
Sunny Optical Technology Group Co. Ltd.	256,500	2,308,618
Security	Shares	Value
China (continued)
Sunwoda Electronic Co. Ltd., Class A	52,999	$155,318
SUPCON Technology Co. Ltd., Class A	30,659	211,432
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	34,200	157,125
Suzhou Maxwell Technologies Co. Ltd., Class A	1,740	22,047
Suzhou TFC Optical Communication Co. Ltd., Class A	17,180	236,780
TAL Education Group, ADR(a)	153,558	1,878,014
TBEA Co. Ltd., Class A	156,106	255,292
TCL Technology Group Corp., Class A	473,250	325,211
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	110,098	125,319
Tencent Holdings Ltd.	2,376,900	125,061,026
Tencent Music Entertainment Group, ADR	278,520	3,336,670
Tianqi Lithium Corp., Class A	34,600	144,999
Tianshui Huatian Technology Co. Ltd., Class A	137,000	211,147
Tingyi Cayman Islands Holding Corp.	686,000	1,045,904
Tongcheng Travel Holdings Ltd.	478,800	1,206,984
Tongkun Group Co. Ltd., Class A	70,096	114,545
Tongling Nonferrous Metals Group Co. Ltd., Class A	408,900	184,137
Tongwei Co. Ltd., Class A	102,600	286,293
TravelSky Technology Ltd., Class H	344,000	423,888
Trina Solar Co. Ltd., Class A	34,396	80,825
Trip.com Group Ltd.(a)	222,330	15,615,143
Tsingtao Brewery Co. Ltd., Class A	17,100	163,070
Tsingtao Brewery Co. Ltd., Class H	234,000	1,437,183
Unigroup Guoxin Microelectronics Co. Ltd., Class A	17,199	139,448
Unisplendour Corp. Ltd., Class A	85,520	296,691
Vipshop Holdings Ltd., ADR	122,417	1,759,132
Wanhua Chemical Group Co. Ltd., Class A	68,499	643,240
Want Want China Holdings Ltd.	1,883,000	1,150,775
Weichai Power Co. Ltd., Class A	171,000	337,597
Weichai Power Co. Ltd., Class H	684,600	1,191,339
Wens Foodstuff Group Co. Ltd., Class A	171,098	378,150
Western Securities Co. Ltd., Class A	205,299	214,961
Will Semiconductor Co. Ltd. Shanghai, Class A	34,210	495,419
Wingtech Technology Co. Ltd., Class A	34,200	157,622
Wuhan Guide Infrared Co. Ltd., Class A	203,260	181,784
Wuliangye Yibin Co. Ltd., Class A	85,599	1,497,357
WUS Printed Circuit Kunshan Co. Ltd., Class A	51,350	294,175
WuXi AppTec Co. Ltd., Class A	51,364	389,701
WuXi AppTec Co. Ltd., Class H(b)	119,674	851,766
Wuxi Biologics Cayman Inc.(a)(b)	1,282,500	3,069,934
XCMG Construction Machinery Co. Ltd., Class A	290,798	304,133
Xiamen C & D Inc., Class A	85,500	112,259
Xiaomi Corp., Class B(a)(b)	5,608,800	28,111,618
Xinjiang Daqo New Energy Co. Ltd., Class A	39,748	116,375
Xinyi Solar Holdings Ltd.(c)	1,710,000	704,987
XPeng Inc., Class A(a)	449,202	3,413,869
Yadea Group Holdings Ltd.(b)(c)	392,000	650,985
Yankuang Energy Group Co. Ltd., Class A	133,220	245,111
Yankuang Energy Group Co. Ltd., Class H	1,194,700	1,263,769
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	34,301	194,837
Yealink Network Technology Corp. Ltd., Class A	17,427	98,073
Yifeng Pharmacy Chain Co. Ltd., Class A	30,984	96,844
Yihai Kerry Arawana Holdings Co. Ltd., Class A	34,200	143,678
Yonyou Network Technology Co. Ltd., Class A(a)	85,790	128,752
YTO Express Group Co. Ltd., Class A	85,500	160,524
Yum China Holdings Inc.	140,472	6,496,830
Yunnan Aluminium Co. Ltd., Class A	70,000	158,800
Yunnan Baiyao Group Co. Ltd., Class A	52,015	412,445
41
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Yunnan Energy New Material Co. Ltd., Class A	25,000	$99,058
Yutong Bus Co. Ltd., Class A	51,900	202,320
Zangge Mining Co. Ltd., Class A	51,300	216,445
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	17,102	474,541
Zhaojin Mining Industry Co. Ltd., Class H(c)	598,500	949,084
Zhejiang China Commodities City Group Co. Ltd., Class A	122,500	215,954
Zhejiang Chint Electrics Co. Ltd., Class A	68,400	207,207
Zhejiang Dahua Technology Co. Ltd., Class A	102,600	213,279
Zhejiang Dingli Machinery Co. Ltd., Class A	17,147	158,536
Zhejiang Expressway Co. Ltd., Class H	685,400	493,269
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	51,325	108,944
Zhejiang Huayou Cobalt Co. Ltd., Class A	51,300	205,620
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	51,300	215,079
Zhejiang Juhua Co. Ltd., Class A	69,200	243,960
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	188,137	785,865
Zhejiang NHU Co. Ltd., Class A	102,812	316,711
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	85,500	358,297
Zhejiang Supor Co. Ltd., Class A	18,799	136,625
Zhejiang Zheneng Electric Power Co. Ltd., Class A	259,500	189,915
Zheshang Securities Co. Ltd., Class A	119,700	185,216
Zhongji Innolight Co. Ltd., Class A	24,158	379,479
Zhongjin Gold Corp. Ltd., Class A	103,800	188,659
Zhongsheng Group Holdings Ltd.	256,500	405,651
Zhuzhou CRRC Times Electric Co. Ltd., Class H	239,400	922,788
Zijin Mining Group Co. Ltd., Class A	530,100	1,188,985
Zijin Mining Group Co. Ltd., Class H	2,052,000	3,879,175
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	171,037	171,315
ZTE Corp., Class A	102,600	561,677
ZTE Corp., Class H	273,600	956,510
ZTO Express Cayman Inc.	153,924	2,946,982
		791,952,679
Hong Kong — 4.6%
AIA Group Ltd.	3,967,200	27,889,987
BOC Hong Kong Holdings Ltd.	1,368,000	4,447,003
CK Asset Holdings Ltd.	684,132	2,858,594
CK Hutchison Holdings Ltd.	947,632	4,771,981
CK Infrastructure Holdings Ltd.	240,500	1,637,765
CLP Holdings Ltd.	598,500	4,976,277
Futu Holdings Ltd., ADR	21,033	2,032,839
Galaxy Entertainment Group Ltd.	808,000	3,516,067
Hang Seng Bank Ltd.	273,600	3,428,366
Henderson Land Development Co. Ltd.	513,166	1,423,252
HKT Trust & HKT Ltd., Class SS	1,368,640	1,682,718
Hong Kong & China Gas Co. Ltd.	4,104,763	3,151,593
Hong Kong Exchanges & Clearing Ltd.	442,358	17,313,740
Hongkong Land Holdings Ltd.	427,500	1,860,232
Jardine Matheson Holdings Ltd.	51,300	2,066,390
Link REIT	957,600	3,956,579
MTR Corp. Ltd.	599,500	1,879,389
Power Assets Holdings Ltd.	514,500	3,328,642
Sands China Ltd.(a)	889,200	2,137,647
Sino Land Co. Ltd.	1,369,200	1,313,103
SITC International Holdings Co. Ltd.	513,000	1,220,007
Sun Hung Kai Properties Ltd.	513,000	4,585,883
Swire Pacific Ltd., Class A	157,500	1,367,839
Techtronic Industries Co. Ltd.	513,000	6,899,381
WH Group Ltd.(b)	3,078,000	2,401,131
Security	Shares	Value
Hong Kong (continued)
Wharf Holdings Ltd. (The)	356,000	$868,081
Wharf Real Estate Investment Co. Ltd.	622,000	1,547,803
		114,562,289
India — 20.9%
ABB India Ltd.	20,007	1,352,371
Adani Enterprises Ltd.	55,233	1,452,653
Adani Green Energy Ltd.(a)	76,744	879,524
Adani Ports & Special Economic Zone Ltd.	198,153	2,503,087
Adani Power Ltd.(a)	216,774	1,277,777
Alkem Laboratories Ltd.	15,403	899,079
Ambuja Cements Ltd.	227,088	1,338,409
APL Apollo Tubes Ltd.	63,783	1,108,368
Apollo Hospitals Enterprise Ltd.	36,936	2,896,866
Ashok Leyland Ltd.	533,412	1,329,321
Asian Paints Ltd.	135,552	3,591,279
Astral Ltd.	47,010	816,771
AU Small Finance Bank Ltd.(b)	130,986	904,893
Aurobindo Pharma Ltd.	96,682	1,304,690
Avenue Supermarts Ltd.(a)(b)	60,209	2,542,580
Axis Bank Ltd.	827,811	9,379,557
Bajaj Auto Ltd.	25,137	2,560,846
Bajaj Finance Ltd.	100,035	9,070,494
Bajaj Finserv Ltd.	141,588	2,826,968
Bajaj Holdings & Investment Ltd.	10,089	1,342,592
Balkrishna Industries Ltd.	29,925	954,878
Bank of Baroda	376,542	923,351
Bharat Electronics Ltd.	1,330,209	4,467,428
Bharat Forge Ltd.	94,563	1,332,257
Bharat Heavy Electricals Ltd.	396,036	944,976
Bharat Petroleum Corp. Ltd.	559,382	1,678,379
Bharti Airtel Ltd.	935,028	17,489,230
Bosch Ltd.	2,652	878,288
Britannia Industries Ltd.	38,227	2,261,331
BSE Ltd.	15,562	947,654
Canara Bank	692,978	741,741
CG Power & Industrial Solutions Ltd.	230,508	1,681,559
Cholamandalam Investment and Finance Co. Ltd.	156,169	2,308,394
Cipla Ltd.	193,230	3,292,702
Coal India Ltd.	652,878	2,971,229
Colgate-Palmolive India Ltd.	48,906	1,590,841
Container Corp. of India Ltd.	89,091	799,437
Cummins India Ltd.	53,539	1,794,430
Dabur India Ltd.	198,531	1,211,941
Divi's Laboratories Ltd.	43,092	2,774,933
Dixon Technologies India Ltd.	12,107	2,083,852
DLF Ltd.	278,217	2,381,011
Dr Reddy's Laboratories Ltd.	211,698	2,970,765
Eicher Motors Ltd.	48,051	2,874,796
GAIL India Ltd.	869,535	1,767,129
GMR Airports Infrastructure Ltd.(a)	982,240	818,410
Godrej Consumer Products Ltd.	151,506	1,955,066
Godrej Properties Ltd.(a)	55,637	1,486,432
Grasim Industries Ltd.	98,496	2,844,986
Havells India Ltd.	94,221	1,699,202
HCL Technologies Ltd.	345,078	6,848,138
HDFC Asset Management Co. Ltd.(b)	36,081	1,607,356
HDFC Bank Ltd.	2,055,249	40,228,132
HDFC Life Insurance Co. Ltd.(b)	355,338	2,609,526
Hero MotoCorp Ltd.	45,486	2,270,999
Hindalco Industries Ltd.	492,864	3,366,311
Hindustan Aeronautics Ltd., NVS	72,675	3,287,033
Hindustan Petroleum Corp. Ltd.	352,199	1,452,106
Schedule of Investments
42

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Hindustan Unilever Ltd.	299,007	$8,505,881
ICICI Bank Ltd.	1,897,587	27,307,301
ICICI Lombard General Insurance Co. Ltd.(b)	87,381	1,870,636
ICICI Prudential Life Insurance Co. Ltd.(b)	139,023	986,438
IDFC First Bank Ltd.(a)	1,332,387	968,761
Indian Hotels Co. Ltd., Class A	319,257	2,807,974
Indian Oil Corp. Ltd.	1,043,613	1,541,294
Indian Railway Catering & Tourism Corp. Ltd.	91,827	868,204
Indus Towers Ltd.(a)	429,210	1,712,931
IndusInd Bank Ltd.	95,760	1,092,145
Info Edge India Ltd.	27,360	2,429,646
Infosys Ltd.	1,208,457	26,295,193
InterGlobe Aviation Ltd.(a)(b)	70,385	3,495,258
ITC Hotels Ltd.(a)	20,373	38,327
ITC Ltd.	1,079,352	5,560,979
Jindal Stainless Ltd.	122,657	921,466
Jindal Steel & Power Ltd.	134,577	1,222,576
Jio Financial Services Ltd., NVS(a)	1,061,298	2,947,764
JSW Energy Ltd.	147,854	864,492
JSW Steel Ltd.	228,285	2,479,147
Jubilant Foodworks Ltd.	142,443	1,153,174
Kalyan Jewellers India Ltd.	151,832	877,264
Kotak Mahindra Bank Ltd.	399,627	8,739,896
Larsen & Toubro Ltd.	242,307	9,942,207
LTIMindtree Ltd.(b)	26,847	1,823,727
Lupin Ltd.	85,158	2,039,946
Macrotech Developers Ltd.	108,927	1,507,913
Mahindra & Mahindra Ltd.	339,948	11,683,399
Mankind Pharma Ltd.(a)	38,406	1,075,541
Marico Ltd.	189,981	1,468,276
Maruti Suzuki India Ltd.	45,657	6,468,383
Max Healthcare Institute Ltd.	283,518	3,461,279
Mphasis Ltd.	38,133	1,254,547
MRF Ltd.	855	1,119,148
Muthoot Finance Ltd.	46,854	1,218,882
Nestle India Ltd., NVS	123,339	3,290,167
NHPC Ltd., NVS	1,143,135	1,056,980
NMDC Ltd.	1,186,338	900,534
NTPC Ltd.	1,549,431	5,770,642
Oberoi Realty Ltd.	46,843	976,061
Oil & Natural Gas Corp. Ltd.	1,122,786	3,385,422
Oil India Ltd.	185,052	894,269
Oracle Financial Services Software Ltd.	8,037	841,506
Page Industries Ltd.	2,394	1,234,362
PB Fintech Ltd.(a)	115,850	2,296,864
Persistent Systems Ltd., NVS	39,501	2,737,693
Petronet LNG Ltd.	273,600	994,788
Phoenix Mills Ltd. (The)	74,155	1,401,621
PI Industries Ltd.	27,873	1,118,093
Pidilite Industries Ltd.	56,943	1,885,609
Polycab India Ltd.	19,323	1,341,704
Power Finance Corp. Ltd.	556,605	2,698,657
Power Grid Corp. of India Ltd.	1,656,648	5,753,125
Prestige Estates Projects Ltd.	64,081	1,001,688
Punjab National Bank	849,088	985,913
Rail Vikas Nigam Ltd.	193,401	1,054,461
REC Ltd.	487,863	2,517,014
Reliance Industries Ltd.	2,213,424	32,211,646
Samvardhana Motherson International Ltd.	1,116,972	1,811,801
SBI Cards & Payment Services Ltd.	104,139	933,145
SBI Life Insurance Co. Ltd.(b)	164,544	2,810,483
Shree Cement Ltd.	3,420	1,094,495
Security	Shares	Value
India (continued)
Shriram Finance Ltd.	524,970	$3,284,325
Siemens Ltd.	33,003	2,303,660
Solar Industries India Ltd.	10,034	1,175,433
Sona Blw Precision Forgings Ltd.(b)	159,760	926,988
SRF Ltd.	50,274	1,625,772
State Bank of India	645,354	5,736,772
Sun Pharmaceutical Industries Ltd.	346,959	6,971,495
Sundaram Finance Ltd.	24,052	1,279,398
Supreme Industries Ltd.	24,015	1,095,993
Suzlon Energy Ltd.(a)	3,563,127	2,378,138
Tata Communications Ltd.	43,605	819,258
Tata Consultancy Services Ltd.	328,662	15,551,802
Tata Consumer Products Ltd.	213,011	2,511,678
Tata Elxsi Ltd.	13,167	960,095
Tata Motors Ltd.	733,248	6,034,650
Tata Power Co. Ltd. (The)	538,090	2,253,848
Tata Steel Ltd.	2,765,925	4,274,528
Tech Mahindra Ltd.	197,334	3,794,115
Thermax Ltd.	14,790	658,484
Titan Co. Ltd.	126,882	5,091,593
Torrent Pharmaceuticals Ltd.	36,936	1,391,822
Torrent Power Ltd.	61,415	1,033,978
Trent Ltd.	66,177	4,374,205
Tube Investments of India Ltd.	41,011	1,568,142
TVS Motor Co. Ltd.	88,065	2,491,616
UltraTech Cement Ltd.	40,869	5,404,556
Union Bank of India Ltd.	571,630	756,978
United Spirits Ltd.	109,953	1,803,297
UPL Ltd.	159,885	1,111,401
Varun Beverages Ltd.	430,920	2,670,357
Vedanta Ltd.	488,205	2,477,237
Vodafone Idea Ltd.(a)	8,815,563	915,921
Voltas Ltd.	79,137	1,148,127
Wipro Ltd.	962,046	3,446,496
Yes Bank Ltd.(a)	5,308,011	1,173,272
Zomato Ltd.(a)	2,416,914	6,121,385
Zydus Lifesciences Ltd.	93,366	1,042,720
		521,382,627
Indonesia — 1.6%
Adaro Energy Indonesia Tbk PT	4,856,400	693,496
Amman Mineral Internasional PT(a)	2,445,300	1,126,500
Astra International Tbk PT	7,609,500	2,235,940
Bank Central Asia Tbk PT	19,955,700	11,528,002
Bank Mandiri Persero Tbk PT	13,440,604	4,938,377
Bank Negara Indonesia Persero Tbk PT	5,640,330	1,640,942
Bank Rakyat Indonesia Persero Tbk PT	24,401,767	6,301,201
Barito Pacific Tbk PT	9,011,663	506,698
Chandra Asri Pacific Tbk PT	2,852,900	1,242,674
Charoen Pokphand Indonesia Tbk PT	2,907,000	832,864
GoTo Gojek Tokopedia Tbk PT(a)	336,906,710	1,668,999
Indah Kiat Pulp & Paper Tbk PT	1,026,100	423,952
Indofood CBP Sukses Makmur Tbk PT	820,800	579,092
Indofood Sukses Makmur Tbk PT	1,624,500	782,351
Kalbe Farma Tbk PT	7,920,300	614,674
Merdeka Copper Gold Tbk PT(a)	3,608,177	344,377
Sumber Alfaria Trijaya Tbk PT	6,669,000	1,174,235
Telkom Indonesia Persero Tbk PT	17,253,900	2,778,731
Unilever Indonesia Tbk PT	2,992,500	298,602
United Tractors Tbk PT	545,743	832,844
		40,544,551
43
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Malaysia — 1.6%
AMMB Holdings Bhd	895,600	$1,132,009
Axiata Group Bhd	1,197,000	594,807
CELCOMDIGI Bhd	1,296,500	1,088,969
CIMB Group Holdings Bhd	2,667,600	4,788,700
Gamuda Bhd	1,436,400	1,298,012
Genting Bhd	820,800	667,286
Genting Malaysia Bhd	820,800	409,769
Hong Leong Bank Bhd	227,400	1,028,524
IHH Healthcare Bhd	769,500	1,236,034
Inari Amertron Bhd	1,128,600	637,804
IOI Corp. Bhd	923,400	769,253
Kuala Lumpur Kepong Bhd	199,100	887,703
Malayan Banking Bhd	1,966,500	4,559,035
Malaysia Airports Holdings Bhd	23,000	56,449
Maxis Bhd	906,300	706,494
MISC Bhd	359,100	582,467
MR DIY Group M Bhd(b)	1,125,700	423,047
Nestle Malaysia Bhd	28,300	570,468
Petronas Chemicals Group Bhd	1,036,700	1,080,551
Petronas Dagangan Bhd	119,700	526,868
Petronas Gas Bhd	308,000	1,186,363
PPB Group Bhd	256,520	686,789
Press Metal Aluminium Holdings Bhd	1,453,500	1,591,656
Public Bank Bhd	5,335,050	5,153,166
QL Resources Bhd	743,350	760,979
RHB Bank Bhd	512,745	739,283
SD Guthrie Bhd	803,700	872,091
Sime Darby Bhd	855,000	430,484
Sunway Bhd	837,900	815,257
Telekom Malaysia Bhd	478,800	706,944
Tenaga Nasional Bhd	1,077,300	3,283,750
YTL Corp. Bhd	1,283,600	546,010
YTL Power International Bhd	949,800	664,362
		40,481,383
Philippines — 0.6%
Ayala Corp.	94,058	875,576
Ayala Land Inc.	2,445,300	930,417
Bank of the Philippine Islands	658,352	1,310,546
BDO Unibank Inc.	887,494	2,092,049
International Container Terminal Services Inc.	363,080	2,167,941
JG Summit Holdings Inc.	1,180,025	326,038
Jollibee Foods Corp.	189,810	721,872
Manila Electric Co.	95,760	734,937
Metropolitan Bank & Trust Co.	735,300	871,714
PLDT Inc.	27,365	626,268
SM Investments Corp.	87,210	1,161,908
SM Prime Holdings Inc.	3,744,925	1,481,006
Universal Robina Corp.	365,940	380,655
		13,680,927
Singapore — 4.1%
CapitaLand Ascendas REIT	1,333,814	2,528,707
CapitaLand Integrated Commercial Trust	2,148,240	3,066,545
CapitaLand Investment Ltd./Singapore	872,100	1,570,019
DBS Group Holdings Ltd.	718,250	23,509,704
Genting Singapore Ltd.	2,188,800	1,212,009
Grab Holdings Ltd., Class A(a)(c)	769,842	3,525,876
Keppel Ltd.(c)	547,200	2,718,320
Oversea-Chinese Banking Corp. Ltd.	1,231,275	15,704,636
Sea Ltd., ADR(a)	134,748	16,410,959
Sembcorp Industries Ltd.(c)	324,900	1,328,996
Singapore Airlines Ltd.(c)	547,600	2,554,496
Security	Shares	Value
Singapore (continued)
Singapore Exchange Ltd.	309,700	$2,786,516
Singapore Technologies Engineering Ltd.	616,000	2,186,325
Singapore Telecommunications Ltd.	2,736,000	6,685,039
United Overseas Bank Ltd.	458,900	12,614,996
Wilmar International Ltd.	615,600	1,407,300
Yangzijiang Shipbuilding Holdings Ltd.	957,600	2,144,524
		101,954,967
South Korea — 10.2%
Alteogen Inc.(a)	14,859	3,764,459
Amorepacific Corp.	10,944	971,674
Celltrion Inc.	56,917	6,995,132
CJ CheilJedang Corp.	3,080	510,609
Coway Co. Ltd.	21,888	1,157,896
DB Insurance Co. Ltd.	17,613	1,171,914
Doosan Bobcat Inc.	19,836	651,643
Doosan Enerbility Co. Ltd.(a)	152,019	2,481,020
Ecopro BM Co. Ltd.(a)	18,468	1,648,390
Ecopro Co. Ltd.(a)	37,107	1,543,057
Ecopro Materials Co. Ltd.(a)	6,190	298,661
Enchem Co. Ltd.(a)	4,843	429,900
GS Holdings Corp.	17,100	451,144
Hana Financial Group Inc.	105,586	4,370,261
Hanjin Kal Corp.	10,378	597,000
Hankook Tire & Technology Co. Ltd.	29,070	815,590
Hanmi Pharm Co. Ltd.	2,621	437,837
Hanmi Semiconductor Co. Ltd.	16,416	1,258,567
Hanwha Aerospace Co. Ltd.	12,005	3,289,205
Hanwha Ocean Co. Ltd.(a)	34,200	1,336,894
HD Hyundai Co. Ltd.	16,702	950,073
HD Hyundai Electric Co. Ltd.	8,519	2,380,234
HD Hyundai Heavy Industries Co. Ltd.(a)	8,550	1,818,472
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	15,903	2,520,665
HLB Inc.(a)	43,776	2,412,845
HMM Co. Ltd.	94,392	1,230,344
HYBE Co. Ltd.	8,893	1,372,480
Hyundai Glovis Co. Ltd.	13,468	1,375,871
Hyundai Mobis Co. Ltd.	22,572	4,073,244
Hyundai Motor Co.	48,222	6,787,200
Hyundai Rotem Co. Ltd.	28,121	1,138,663
Industrial Bank of Korea	89,946	958,183
Kakao Corp.	110,575	2,903,114
KakaoBank Corp.	64,467	934,448
KB Financial Group Inc.	134,406	8,420,710
Kia Corp.	85,500	5,966,004
Korea Aerospace Industries Ltd.	27,018	987,019
Korea Electric Power Corp.(a)	94,050	1,357,354
Korea Investment Holdings Co. Ltd.	14,877	808,990
Korea Zinc Co. Ltd.	1,917	1,083,921
Korean Air Lines Co. Ltd.	69,084	1,172,849
Krafton Inc.(a)	10,498	2,615,633
KT&G Corp.	38,133	2,891,760
Kumho Petrochemical Co. Ltd.	6,327	457,787
L&F Co. Ltd.(a)	9,747	585,221
LG Chem Ltd.	18,126	2,939,775
LG Corp.	34,371	1,761,998
LG Display Co. Ltd.(a)	115,083	728,338
LG Electronics Inc.	38,225	2,202,371
LG Energy Solution Ltd.(a)	17,271	4,157,902
LG H&H Co. Ltd.	3,591	755,193
LG Innotek Co. Ltd.	5,303	538,455
LG Uplus Corp.	60,192	414,759
Schedule of Investments
44

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Lotte Chemical Corp.	7,525	$293,172
LS Electric Co. Ltd.	5,643	891,409
Meritz Financial Group Inc.	35,739	2,795,547
Mirae Asset Securities Co. Ltd.	93,708	540,331
NAVER Corp.	51,813	7,672,834
NCSoft Corp.	5,132	607,334
Netmarble Corp.(a)(b)	10,260	310,891
NH Investment & Securities Co. Ltd.	51,471	509,188
Orion Corp./Republic of Korea	7,789	541,238
Posco DX Co. Ltd.	20,349	261,518
POSCO Future M Co. Ltd.	11,628	1,132,173
POSCO Holdings Inc.	25,663	4,571,912
Posco International Corp.	19,857	570,837
Samsung Biologics Co. Ltd.(a)(b)	6,327	4,679,424
Samsung C&T Corp.	32,741	2,683,985
Samsung E&A Co. Ltd.	60,534	746,684
Samsung Electro-Mechanics Co. Ltd.	19,612	1,796,321
Samsung Electronics Co. Ltd.	1,732,401	61,870,483
Samsung Fire & Marine Insurance Co. Ltd.	11,286	2,945,606
Samsung Heavy Industries Co. Ltd.(a)	250,686	2,229,201
Samsung Life Insurance Co. Ltd.(a)	29,412	1,794,744
Samsung SDI Co. Ltd.	20,349	3,083,236
Samsung SDS Co. Ltd.	15,903	1,314,859
Shinhan Financial Group Co. Ltd.	159,140	5,543,453
SK Biopharmaceuticals Co. Ltd.(a)	12,142	903,565
SK Bioscience Co. Ltd.(a)	8,208	275,083
SK Hynix Inc.	199,557	26,866,277
SK Inc.	13,851	1,402,109
SK Innovation Co. Ltd.(a)	23,109	2,013,874
SK Square Co. Ltd.(a)	35,055	2,240,041
SK Telecom Co. Ltd.	18,639	709,758
SKC Co. Ltd.(a)	7,524	803,031
S-Oil Corp.	16,588	693,912
Woori Financial Group Inc.	225,720	2,483,395
Yuhan Corp.	21,375	1,894,151
		254,554,304
Taiwan — 22.2%
Accton Technology Corp.	185,000	4,248,227
Acer Inc.	1,026,830	1,153,333
Advantech Co. Ltd.	171,927	1,968,315
Airtac International Group	49,109	1,280,592
Alchip Technologies Ltd.	29,000	2,697,861
ASE Technology Holding Co. Ltd.	1,210,110	6,281,083
Asia Cement Corp.	865,448	1,077,499
Asia Vital Components Co. Ltd.	123,000	2,070,944
Asustek Computer Inc.	260,100	4,734,467
AUO Corp.	2,394,264	1,031,692
Catcher Technology Co. Ltd.	233,000	1,399,355
Cathay Financial Holding Co. Ltd.	3,433,374	6,922,640
Chailease Holding Co. Ltd.	519,708	1,813,425
Chang Hwa Commercial Bank Ltd.	1,996,602	1,102,535
Cheng Shin Rubber Industry Co. Ltd.	684,303	1,029,441
China Airlines Ltd.	1,026,000	806,227
China Steel Corp.	4,449,484	2,723,036
Chunghwa Telecom Co. Ltd.	1,368,110	5,224,174
Compal Electronics Inc.	1,541,000	1,699,620
CTBC Financial Holding Co. Ltd.	5,985,456	7,124,397
Delta Electronics Inc.	684,000	8,912,544
E Ink Holdings Inc.	330,000	2,769,874
E.Sun Financial Holding Co. Ltd.	5,301,710	4,471,055
Eclat Textile Co. Ltd.	60,208	959,232
eMemory Technology Inc.	23,000	2,270,090
Security	Shares	Value
Taiwan (continued)
Eva Airways Corp.	1,026,000	$1,479,297
Evergreen Marine Corp. Taiwan Ltd.	374,376	2,322,197
Far Eastern New Century Corp.	1,197,040	1,133,856
Far EasTone Telecommunications Co. Ltd.	684,000	1,834,081
Feng TAY Enterprise Co. Ltd.	196,100	779,758
First Financial Holding Co. Ltd.	4,104,832	3,463,859
Formosa Chemicals & Fibre Corp.	1,026,740	874,520
Formosa Plastics Corp.	1,368,400	1,503,313
Fortune Electric Co. Ltd.	52,400	886,446
Fubon Financial Holding Co. Ltd.	2,907,239	8,143,717
Gigabyte Technology Co. Ltd.	189,000	1,429,023
Global Unichip Corp.	31,000	1,229,173
Globalwafers Co. Ltd.	95,000	979,045
Hon Hai Precision Industry Co. Ltd.	4,617,516	24,655,842
Hotai Motor Co. Ltd.	107,980	1,980,431
Hua Nan Financial Holdings Co. Ltd.	3,280,060	2,790,308
Innolux Corp.	2,852,103	1,208,158
International Games System Co. Ltd.	89,000	2,542,781
Inventec Corp.	1,026,460	1,513,117
Jentech Precision Industrial Co. Ltd.	31,000	1,282,964
KGI Financial Holding Co. Ltd.	5,814,763	3,039,642
Largan Precision Co. Ltd.	36,000	2,974,903
Lite-On Technology Corp.	737,371	2,413,229
MediaTek Inc.	554,391	24,009,025
Mega Financial Holding Co. Ltd.	4,275,395	5,027,711
Micro-Star International Co. Ltd.	268,000	1,466,856
Nan Ya Plastics Corp.	1,775,000	1,735,347
Nanya Technology Corp.(a)	513,000	461,247
Nien Made Enterprise Co. Ltd.	68,000	892,657
Novatek Microelectronics Corp.	212,000	3,331,595
Pegatron Corp.	684,000	1,990,149
PharmaEssentia Corp.(a)	88,000	1,831,225
Pou Chen Corp.	708,000	785,192
President Chain Store Corp.	171,000	1,349,363
Quanta Computer Inc.	1,007,000	7,983,629
Realtek Semiconductor Corp.	175,642	2,892,979
Ruentex Development Co. Ltd.	684,898	873,516
Shanghai Commercial & Savings Bank Ltd. (The)	1,368,982	1,758,398
Shin Kong Financial Holding Co. Ltd.(a)	5,301,614	1,974,240
Silergy Corp.	132,000	1,533,843
SinoPac Financial Holdings Co. Ltd.	4,026,113	2,771,252
Synnex Technology International Corp.	513,950	1,104,644
Taishin Financial Holding Co. Ltd.	4,261,261	2,261,913
Taiwan Business Bank	2,746,608	1,254,685
Taiwan Cooperative Financial Holding Co. Ltd.	4,063,067	3,012,487
Taiwan High Speed Rail Corp.	684,000	568,217
Taiwan Mobile Co. Ltd.	684,000	2,296,353
Taiwan Semiconductor Manufacturing Co. Ltd.	8,981,670	299,746,039
TCC Group Holdings Co. Ltd.	2,443,464	2,361,738
Unimicron Technology Corp.	513,000	2,139,121
Uni-President Enterprises Corp.	1,710,694	4,061,770
United Microelectronics Corp.	4,149,000	4,946,463
Vanguard International Semiconductor Corp.	378,018	1,083,490
Voltronic Power Technology Corp.	23,000	1,298,169
Walsin Lihwa Corp.	1,026,272	763,586
Wan Hai Lines Ltd.	251,875	577,455
Wistron Corp.	1,026,000	3,367,179
Wiwynn Corp.	40,000	2,636,898
WPG Holdings Ltd.	548,100	1,170,628
Yageo Corp.	150,683	2,445,554
Yang Ming Marine Transport Corp.	684,000	1,403,507
Yuanta Financial Holding Co. Ltd.	3,834,712	4,032,992
45
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Zhen Ding Technology Holding Ltd.	236,097	$845,673
		552,278,103
Thailand — 1.6%
Advanced Info Service PCL, NVDR	444,600	3,737,422
Airports of Thailand PCL, NVDR(c)	1,470,700	2,403,375
Bangkok Dusit Medical Services PCL, NVDR	4,119,900	2,875,060
Bangkok Expressway & Metro PCL, NVDR	3,059,700	611,318
Bumrungrad Hospital PCL, NVDR(c)	205,200	1,092,918
Central Pattana PCL, NVDR	735,300	1,151,632
Central Retail Corp. PCL, NVDR	701,174	687,525
Charoen Pokphand Foods PCL, NVDR	1,402,200	913,676
CP ALL PCL, NVDR	2,052,100	3,159,236
CP Axtra PCL	720,960	569,576
Delta Electronics Thailand PCL, NVDR	1,128,600	4,188,315
Gulf Energy Development PCL, NVDR	1,111,500	1,895,681
Home Product Center PCL, NVDR	2,394,143	618,410
Intouch Holdings PCL, NVDR	393,325	1,133,106
Kasikornbank PCL, NVDR	222,300	1,056,874
Krung Thai Bank PCL, NVDR	1,214,175	823,497
Krungthai Card PCL, NVDR(c)	376,200	564,848
Minor International PCL, NVDR	1,316,720	934,493
PTT Exploration & Production PCL, NVDR(c)	564,384	2,124,846
PTT Global Chemical PCL, NVDR(c)	855,076	542,998
PTT Oil & Retail Business PCL, NVDR(c)	1,094,400	375,542
PTT PCL, NVDR	3,556,800	3,318,380
SCB X PCL, NVDR	307,800	1,140,536
Siam Cement PCL (The), NVDR(c)	290,700	1,323,783
Thai Oil PCL, NVDR(c)	478,800	368,170
TMBThanachart Bank PCL, NVDR	9,300,000	545,453
True Corp. PCL, NVDR(a)	4,068,656	1,407,783
		39,564,453
Total Common Stocks — 99.2% (Cost: $2,179,887,225)		2,470,956,283
Preferred Stocks
South Korea — 0.5%
Hyundai Motor Co.
Preference Shares, NVS	8,721	961,292
Series 2, Preference Shares, NVS	13,680	1,556,628
LG Chem Ltd., Preference Shares, NVS	3,078	292,945
Samsung Electronics Co. Ltd., Preference Shares, NVS	298,907	8,773,062
		11,583,927
Total Preferred Stocks — 0.5% (Cost: $5,074,320)		11,583,927
Security	Shares	Value
Rights
China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(d)	36,923	$—
Total Rights — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.7% (Cost: $2,184,961,545)		2,482,540,210
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(e)(f)(g)	12,511,836	12,518,092
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(e)(f)	23,020,000	23,020,000
Total Short-Term Securities — 1.4% (Cost: $35,538,092)		35,538,092
Total Investments — 101.1% (Cost: $2,220,499,637)		2,518,078,302
Liabilities in Excess of Other Assets — (1.1)%		(27,745,855)
Net Assets — 100.0%		$2,490,332,447

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
46

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI All Country Asia ex Japan ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$19,644,699	$—	$(7,129,760)(a)	$16,334	$(13,181)	$12,518,092	12,511,836	$134,084 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	16,890,000	6,130,000 (a)	—	—	—	23,020,000	23,020,000	650,576	—
				$16,334	$(13,181)	$35,538,092		$784,660	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Future Index	31	03/21/25	$835	$60,835
MSCI Emerging Markets Index	133	03/21/25	7,251	103,076
				$163,911
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$163,911	$—	$—	$—	$163,911

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(15,592)	$—	$—	$—	$(15,592)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$164,472	$—	$—	$—	$164,472
47
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI All Country Asia ex Japan ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$7,310,650
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$103,919,698	$2,367,036,585	$—	$2,470,956,283
Preferred Stocks	—	11,583,927	—	11,583,927
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	35,538,092	—	—	35,538,092
	$139,457,790	$2,378,620,512	$—	$2,518,078,302
Derivative Financial Instruments(a)
Assets
Equity Contracts	$103,076	$60,835	$—	$163,911

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
48

Schedule of Investments (unaudited)
January 31, 2025
iShares® MSCI Europe Financials ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Austria — 0.9%
Erste Group Bank AG	293,427	$18,039,548
Belgium — 1.5%
Ageas SA	139,226	7,172,027
Groupe Bruxelles Lambert NV	72,357	5,023,019
KBC Group NV	199,998	15,341,396
Sofina SA	13,426	3,346,386
		30,882,828
Denmark — 1.2%
Danske Bank A/S	601,049	17,945,871
Tryg A/S	295,416	5,984,698
		23,930,569
Finland — 2.5%
Nordea Bank Abp	2,749,338	32,700,770
Sampo OYJ, Class A	431,190	17,799,648
		50,500,418
France — 8.7%
Amundi SA(a)	53,462	3,763,500
AXA SA	1,534,514	58,215,093
BNP Paribas SA	885,664	60,499,417
Credit Agricole SA	927,490	13,962,795
Edenred SE	213,569	7,368,178
Eurazeo SE	36,165	2,985,535
Euronext NV(a)	68,116	7,911,475
Societe Generale SA	627,662	20,317,441
		175,023,434
Germany — 14.1%
Allianz SE, Registered	341,344	111,300,799
Commerzbank AG	825,870	15,946,765
Deutsche Bank AG, Registered	1,651,293	32,320,483
Deutsche Boerse AG	163,750	40,452,434
Hannover Rueck SE	52,545	13,845,019
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	116,558	63,178,194
Talanx AG(b)	56,234	4,776,560
		281,820,254
Ireland — 1.0%
AIB Group PLC	1,825,522	10,734,430
Bank of Ireland Group PLC	875,103	8,695,183
		19,429,613
Italy — 9.3%
Banco BPM SpA	1,122,295	9,865,194
BPER Banca SpA	861,106	5,866,021
FinecoBank Banca Fineco SpA	532,427	10,108,207
Generali	820,562	25,981,864
Intesa Sanpaolo SpA	12,745,521	55,166,834
Mediobanca Banca di Credito Finanziario SpA	435,499	7,119,230
Nexi SpA(a)(b)	448,590	2,278,093
Poste Italiane SpA(a)	398,353	6,045,247
UniCredit SpA	1,283,828	58,957,573
Unipol Gruppo SpA	343,868	4,659,656
		186,047,919
Netherlands — 6.1%
ABN AMRO Bank NV, CVA(a)	399,252	6,696,701
Adyen NV(a)(b)	18,943	30,576,220
Aegon Ltd.	1,176,590	7,681,361
ASR Nederland NV	138,107	6,805,500
CVC Capital Partners PLC(a)(b)	185,256	4,386,442
EXOR NV, NVS	86,651	8,210,036
Security	Shares	Value
Netherlands (continued)
ING Groep NV	2,878,613	$47,845,102
NN Group NV	235,933	10,828,439
		123,029,801
Norway — 1.0%
DNB Bank ASA	780,363	16,575,441
Gjensidige Forsikring ASA	173,755	3,564,535
		20,139,976
Spain — 7.9%
Banco Bilbao Vizcaya Argentaria SA	5,022,206	57,177,597
Banco de Sabadell SA	4,740,683	11,174,614
Banco Santander SA	13,486,540	69,111,823
CaixaBank SA	3,483,431	21,086,457
		158,550,491
Sweden — 5.7%
EQT AB	324,451	10,593,500
Industrivarden AB, Class A	105,905	3,760,232
Industrivarden AB, Class C	139,627	4,933,734
Investor AB, Class B	1,508,279	42,950,076
L E Lundbergforetagen AB, Class B	65,209	3,138,463
Skandinaviska Enskilda Banken AB, Class A	1,382,823	19,600,478
Svenska Handelsbanken AB, Class A	1,271,022	14,062,172
Swedbank AB, Class A	739,835	16,108,755
		115,147,410
Switzerland — 14.8%
Baloise Holding AG, Registered	37,907	6,916,922
Banque Cantonale Vaudoise, Registered	25,746	2,598,161
Helvetia Holding AG, Registered	32,342	5,643,523
Julius Baer Group Ltd.	179,505	12,612,796
Partners Group Holding AG	19,772	30,036,620
Swiss Life Holding AG, Registered	25,026	20,432,228
Swiss Re AG	262,836	40,126,462
UBS Group AG, Registered	2,863,824	100,977,088
Zurich Insurance Group AG	127,535	77,281,686
		296,625,486
United Kingdom — 24.7%
3i Group PLC	848,223	40,751,440
Admiral Group PLC	226,875	7,580,004
Aviva PLC	2,257,361	14,308,389
Barclays PLC	12,664,508	46,415,346
Hargreaves Lansdown PLC	309,988	4,224,485
HSBC Holdings PLC	15,856,279	165,604,836
Legal & General Group PLC	5,138,970	15,345,661
Lloyds Banking Group PLC	53,447,258	41,093,680
London Stock Exchange Group PLC	416,656	62,001,729
M&G PLC	1,970,612	5,076,566
NatWest Group PLC, NVS	6,151,645	32,798,423
Phoenix Group Holdings PLC	618,097	3,983,635
Prudential PLC	2,349,124	19,549,248
Schroders PLC	702,387	3,067,326
Standard Chartered PLC	1,831,128	24,627,780
Wise PLC, Class A(b)	580,571	7,998,821
		494,427,369
Total Long-Term Investments — 99.4% (Cost: $1,735,920,527)		1,993,595,116
49
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI Europe Financials ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(c)(d)	1,170,000	$1,170,000
Total Short-Term Securities — 0.0% (Cost: $1,170,000)		1,170,000
Total Investments — 99.4% (Cost: $1,737,090,527)		1,994,765,116
Other Assets Less Liabilities — 0.6%		11,032,397
Net Assets — 100.0%		$2,005,797,513

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(8)(b)	$8	$—	$—	—	$1,870 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,550,000	—	(380,000)(b)	—	—	1,170,000	1,170,000	14,773	—
				$8	$—	$1,170,000		$16,643	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	115	03/21/25	$6,284	$300,023
FTSE 100 Index	48	03/21/25	5,128	141,361
				$441,384
Schedule of Investments
50

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI Europe Financials ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$441,384	$—	$—	$—	$441,384

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$245,945	$—	$—	$—	$245,945
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$388,691	$—	$—	$—	$388,691
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$11,802,616
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,564,535	$1,990,030,581	$—	$1,993,595,116
Short-Term Securities
Money Market Funds	1,170,000	—	—	1,170,000
	$4,734,535	$1,990,030,581	$—	$1,994,765,116
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$441,384	$—	$441,384

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
51
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
January 31, 2025
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Austria — 2.4%
ams-OSRAM AG(a)	7,084	$52,577
ANDRITZ AG	4,871	275,799
AT&S Austria Technologie & Systemtechnik AG(a)(b)	1,824	24,958
BAWAG Group AG(c)	5,634	509,299
CA Immobilien Anlagen AG(b)	2,624	64,950
DO & CO AG(a)	544	109,032
EVN AG	2,551	61,500
Immofinanz AG(a)	2,400	41,928
Lenzing AG(a)(b)	1,423	36,906
Oesterreichische Post AG	2,469	74,585
Palfinger AG	1,164	27,532
Porr AG	1,370	28,897
Raiffeisen Bank International AG	9,533	215,611
Schoeller-Bleckmann Oilfield Equipment AG	801	28,572
UNIQA Insurance Group AG	8,912	75,383
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,803	94,068
voestalpine AG	7,586	158,660
Wienerberger AG	8,003	233,624
		2,113,881
Belgium — 2.8%
Ackermans & van Haaren NV	1,544	299,639
Aedifica SA	3,409	205,380
Azelis Group NV	11,321	231,920
Barco NV	4,800	47,650
Bekaert SA	2,560	89,369
bpost SA	7,074	13,627
Cofinimmo SA	2,733	154,083
Colruyt Group NV	2,780	102,381
Deme Group NV	553	77,608
Fagron	4,704	93,304
Galapagos NV(a)	3,275	75,284
KBC Ancora	2,784	149,704
Kinepolis Group NV	966	38,632
Melexis NV	1,450	87,393
Montea NV	1,293	89,370
Ontex Group NV(a)	4,706	39,935
Proximus SADP	9,792	54,248
Recticel SA(b)	2,998	31,387
Retail Estates NV	860	51,299
Shurgard Self Storage Ltd.	2,510	92,904
Solvay SA	5,334	163,027
Tessenderlo Group SA(b)	1,549	33,826
Umicore SA	14,183	142,779
Vastned NV	747	22,163
VGP NV	993	84,756
Xior Student Housing NV	2,499	79,800
		2,551,468
China — 0.0%
Boshiwa International Holding Ltd.(a)(d)	20,000	—
Denmark — 4.0%
ALK-Abello A/S(a)	9,517	214,303
Alm Brand A/S	60,737	126,561
Ambu A/S, Class B(b)	13,452	250,397
Bavarian Nordic A/S(a)(b)	5,644	155,001
cBrain A/S	802	21,555
Chemometec A/S	1,102	85,357
D/S Norden A/S	1,529	43,473
DFDS A/S(b)	2,244	33,352
Security	Shares	Value
Denmark (continued)
FLSmidth & Co. A/S	3,136	$162,792
GN Store Nord A/S(a)(b)	9,771	200,110
H Lundbeck A/S	19,722	120,855
H Lundbeck A/S, Class A	2,667	13,329
ISS A/S(b)	10,765	203,447
Jyske Bank A/S, Registered	3,259	235,707
Matas A/S	2,552	49,015
Netcompany Group A/S(a)(b)(c)	3,194	129,960
Nilfisk Holding A/S(a)	953	14,944
NKT A/S(a)	3,851	257,439
NTG Nordic Transport Group A/S(a)	739	24,409
Per Aarsleff Holding A/S	1,266	81,575
Ringkjoebing Landbobank A/S	1,930	314,799
Royal Unibrew A/S	3,591	248,233
Scandinavian Tobacco Group A/S(c)	3,428	49,276
Schouw & Co. A/S	889	69,060
Spar Nord Bank A/S	5,010	144,868
Svitzer Group A/S, NVS(a)(b)	984	28,953
Sydbank A/S	3,933	208,971
TORM PLC, Class A	4,175	83,112
		3,570,853
Finland — 2.6%
Cargotec OYJ, Class B	2,758	137,148
Citycon OYJ	7,145	25,299
Finnair OYJ(a)	6,286	16,201
Harvia OYJ	1,219	60,005
Huhtamaki OYJ	6,939	256,204
Kalmar OYJ, Class B(a)	2,706	90,973
Kemira OYJ	8,432	186,144
Kempower OYJ(a)(b)	1,338	14,935
Kojamo OYJ(a)	9,600	99,737
Konecranes OYJ	4,858	292,253
Mandatum OYJ	32,579	161,045
Marimekko OYJ	2,314	30,775
Metsa Board OYJ, Class B	11,721	58,601
Musti Group OYJ(a)	463	9,847
Nokian Renkaat OYJ	8,530	70,991
Outokumpu OYJ(b)	26,656	85,301
Puuilo OYJ	5,581	59,229
QT Group OYJ(a)(b)	1,369	112,179
Revenio Group OYJ	1,545	49,590
TietoEVRY OYJ	7,572	145,971
Tokmanni Group Corp.	3,328	48,223
Valmet OYJ	10,660	290,636
YIT OYJ(a)	10,656	28,034
		2,329,321
France — 7.6%
Abivax SA, NVS(a)	2,364	14,705
Air France-KLM, NVS(a)(b)	8,605	71,217
Altarea SCA	365	38,168
Alten SA	2,145	197,307
Antin Infrastructure Partners SA	2,551	29,827
Aperam SA	3,183	87,841
Assystem SA(b)	455	18,291
Aubay	517	24,886
Beneteau SACA	2,624	25,015
Canal+ SA, NVS(a)	52,146	118,805
Carmila SA	4,013	69,524
Casino Guichard Perrachon SA, NVS(a)	9,755	9,781
Cie. des Alpes	1,480	25,118
Clariane SE(a)(b)	7,520	16,873
Schedule of Investments
52

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Coface SA	7,579	$122,210
Derichebourg SA	6,784	37,818
Elior Group SA(a)(c)	8,494	22,990
Elis SA	12,774	261,508
Equasens	357	13,947
Eramet SA	614	34,278
Esso SA Francaise	183	21,196
Etablissements Maurel et Prom SA	4,325	27,699
Eutelsat Communications SACA(a)(b)	8,392	15,061
Exclusive Networks SA	954	18,705
Exosens SAS, NVS(a)	1,472	34,947
Fnac Darty SA	853	26,105
Forvia SE	11,168	117,212
Gaztransport Et Technigaz SA	2,528	386,179
ICADE	2,509	58,994
ID Logistics Group SACA(a)	238	99,552
Imerys SA	2,429	66,949
Interparfums SA	1,656	75,474
IPSOS SA	2,505	118,534
JCDecaux SE(a)	4,590	76,859
Kaufman & Broad SA	936	32,204
LISI SA	1,152	32,770
Louis Hachette Group, NVS(a)	52,146	69,741
Manitou BF SA(b)	749	16,822
Mercialys SA	6,677	73,296
Mersen SA	1,564	35,336
Metropole Television SA	1,811	23,295
Neoen SA(c)	4,947	204,152
Nexans SA	2,182	212,909
Nexity SA(a)	2,578	34,532
Opmobility	4,330	48,999
Orpea SA, NVS(a)(b)	4,745	31,258
Peugeot Invest SA	352	27,360
Pierre Et Vacances SA, NVS(a)	9,036	15,036
Planisware SA, NVS(a)	1,229	37,159
Pluxee NV, NVS	6,301	146,332
Quadient SA	2,016	38,146
Remy Cointreau SA	1,688	96,749
Rubis SCA	5,632	147,199
SCOR SE	10,928	279,189
Seche Environnement SACA, NVS	160	14,175
SES SA, Class A	25,742	83,634
Societe BIC SA	1,696	111,900
SOITEC(a)	1,904	165,973
Sopra Steria Group SACA	1,109	206,176
SPIE SA	10,279	342,573
Technip Energies NV	11,057	313,247
Television Francaise 1 SA	3,114	24,555
Trigano SA	616	84,416
Ubisoft Entertainment SA(a)	7,051	81,357
Valeo SE	15,993	178,272
Vallourec SACA(a)	11,635	221,000
Valneva SE(a)(b)	11,310	31,922
Verallia SA(c)	5,152	158,579
Vicat SACA	1,253	52,257
Virbac SACA	301	101,040
Vivendi SE	52,146	147,390
Voltalia SA(a)(b)	2,895	21,392
VusionGroup(b)	467	79,969
Wavestone	546	27,739
Wendel SE	1,760	173,930
Worldline SA/France(a)(c)	15,207	134,572
Security	Shares	Value
France (continued)
X-Fab Silicon Foundries SE(a)(b)(c)	4,108	$21,178
		6,763,305
Germany — 7.5%
1&1 AG	2,570	32,580
About You Holding SE(a)(b)	3,324	22,759
Adesso SE	256	25,405
Adtran Networks SE	1,350	28,080
Aixtron SE	8,078	112,233
Amadeus Fire AG	387	31,599
Aroundtown SA(a)	55,485	164,642
Atoss Software SE	693	82,728
Aurubis AG(b)	2,240	175,782
Auto1 Group SE(a)(c)	7,769	150,149
BayWa AG(a)(b)	1,050	9,825
Befesa SA(c)	2,620	56,814
Bilfinger SE	2,032	104,516
CANCOM SE	2,123	55,748
Ceconomy AG(a)	10,991	33,977
Cewe Stiftung & Co. KGaA	386	40,925
CompuGroup Medical SE & Co. KgaA	1,932	46,200
CureVac NV(a)(b)	6,818	25,986
Dermapharm Holding SE	1,388	57,087
Deutsche Pfandbriefbank AG(a)(b)(c)	10,044	57,004
Deutz AG(b)	9,283	44,904
Douglas AG(a)	2,275	48,511
Duerr AG	3,720	91,627
Eckert & Ziegler SE	1,039	58,684
Elmos Semiconductor SE	500	36,704
Energiekontor AG(b)	469	21,633
Evotec SE(a)(b)	10,938	98,152
Fielmann Group AG	1,792	81,385
flatexDEGIRO AG	5,984	101,381
Formycon AG(a)	592	32,838
Fraport AG Frankfurt Airport Services Worldwide(a)	2,629	156,610
Freenet AG	8,523	262,955
Gerresheimer AG	2,474	173,280
GFT Technologies SE	1,220	28,663
Grand City Properties SA(a)	5,132	59,259
Grenke AG	1,931	33,568
Hamborner REIT AG	5,180	34,534
HelloFresh SE(a)	11,296	124,286
Hensoldt AG	4,590	184,550
Hornbach Holding AG & Co. KGaA	736	56,448
Hugo Boss AG	3,572	167,341
Hypoport SE(a)	291	64,596
IONOS Group SE(a)	2,030	51,870
Jenoptik AG	3,633	81,476
JOST Werke SE(c)	828	39,841
K+S AG, Registered	12,290	171,037
KION Group AG	5,216	193,692
Kloeckner & Co. SE	3,762	19,134
Kontron AG	2,720	55,331
Krones AG	1,024	139,728
Lanxess AG	6,185	167,970
MBB SE	122	12,928
METRO AG	6,340	25,322
Mutares SE & Co. KGaA	1,064	29,417
Nagarro SE(a)(b)	485	42,483
Nordex SE(a)	8,608	99,378
Norma Group SE	2,144	36,877
Northern Data AG(a)(b)	896	41,343
Patrizia SE	2,928	24,455
53
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Pfeiffer Vacuum Technology AG	244	$39,248
PNE AG(b)	2,318	29,193
ProSiebenSat.1 Media SE(b)	9,925	57,023
Redcare Pharmacy NV(a)(b)(c)	1,032	129,394
RENK Group AG(a)	4,389	111,444
SAF-Holland SE	3,212	55,086
Salzgitter AG(b)	1,820	33,593
Schaeffler AG(a)(b)	13,472	60,040
Schott Pharma AG & Co. KGaA(b)	2,690	65,803
Secunet Security Networks AG(b)	128	16,864
SGL Carbon SE(a)	4,220	16,519
Siltronic AG	1,196	54,688
Sixt SE	999	81,128
SMA Solar Technology AG	1,120	15,659
Stabilus SE	1,739	57,451
Stratec SE	526	19,255
Stroeer SE & Co. KGaA	2,426	143,392
Suedzucker AG(b)	4,332	47,682
SUESS MicroTec SE	1,330	59,394
TAG Immobilien AG(a)	12,579	186,942
Takkt AG	1,536	13,018
TeamViewer SE(a)(c)	11,089	131,324
thyssenkrupp AG	35,943	178,119
Thyssenkrupp Nucera AG & Co. KGaa(a)(c)	1,744	16,064
TUI AG(a)(b)	32,736	276,925
United Internet AG, Registered(e)	6,280	105,320
Verbio SE(b)	1,615	15,352
Vossloh AG	640	31,504
Wacker Chemie AG	1,324	90,733
Wacker Neuson SE(b)	2,224	37,718
Wuestenrot & Wuerttembergische AG	1,669	21,296
		6,705,401
Hong Kong — 0.0%
Peace Mark Holdings Ltd.(d)	30,000	—
Ireland — 0.6%
Cairn Homes PLC	45,664	108,718
Dalata Hotel Group PLC	14,937	73,372
Glanbia PLC	14,147	206,698
Glenveagh Properties PLC(a)(c)	40,836	72,272
Irish Residential Properties REIT PLC	37,888	36,750
Uniphar PLC(a)	17,464	43,141
		540,951
Italy — 6.7%
A2A SpA	112,281	265,167
ACEA SpA	3,032	58,010
Anima Holding SpA(c)	12,448	85,412
Ariston Holding NV	5,763	20,584
Arnoldo Mondadori Editore SpA	9,506	21,695
Ascopiave SpA	5,180	15,100
Azimut Holding SpA	8,424	220,255
Banca Generali SpA	4,220	211,309
Banca IFIS SpA	1,814	39,803
Banca Monte dei Paschi di Siena SpA	76,749	491,748
Banca Popolare di Sondrio SpA	26,129	241,269
BFF Bank SpA(c)	12,617	108,180
Bio On SpA(b)(d)	801	—
Brembo NV	10,798	105,126
Brunello Cucinelli SpA	2,448	314,724
Buzzi SpA	6,279	257,215
Carel Industries SpA(b)(c)	3,667	73,120
Cembre SpA	453	19,012
Security	Shares	Value
Italy (continued)
Cementir Holding NV	3,457	$41,992
CIR SpA-Compagnie Industriali(a)	43,866	27,258
Credito Emiliano SpA	6,106	71,684
d'Amico International Shipping SA, NVS	3,496	14,380
Danieli & C Officine Meccaniche SpA	708	18,477
De' Longhi SpA	5,367	188,695
El.En. SpA	3,578	40,459
Enav SpA(c)	19,809	70,867
ERG SpA	3,717	75,330
Ferretti SpA, NVS(b)	10,496	32,215
Fila SpA	2,208	21,806
Fincantieri SpA(a)	7,171	55,747
GVS SpA(a)(b)(c)	5,168	26,222
Hera SpA	58,889	215,348
Industrie De Nora SpA	2,342	17,387
Intercos SpA, NVS	3,516	52,082
Interpump Group SpA	5,482	258,624
Iren SpA	41,338	89,462
Italgas SpA	32,049	191,461
Iveco Group NV	12,553	152,784
Juventus Football Club SpA, NVS(a)(b)	11,514	29,384
Lottomatica Group SpA	9,120	139,574
LU-VE SpA, NVS	596	17,776
Maire Tecnimont SpA	10,699	105,345
MARR SpA	2,297	23,950
MFE-MediaForEurope NV, Class A	12,327	40,089
MFE-MediaForEurope NV, Class B, NVS(b)	3,956	17,557
OVS SpA(c)	11,268	40,307
Pharmanutra SpA	256	13,483
Piaggio & C SpA	11,247	25,107
Pirelli & C SpA(c)	28,989	174,444
RAI Way SpA(c)	7,113	42,356
Reply SpA	1,610	265,386
Safilo Group SpA(a)(b)	14,231	15,885
Saipem SpA(a)	93,616	228,438
Salvatore Ferragamo SpA(b)	4,690	37,355
Sanlorenzo SpA/Ameglia	1,158	42,744
Sesa SpA(b)	552	38,958
SOL SpA	2,867	116,887
Tamburi Investment Partners SpA	7,350	64,526
Technogym SpA(c)	8,557	99,539
Technoprobe SpA(a)	12,009	75,635
Tinexta SpA	1,457	12,219
Webuild SpA	35,971	109,552
Wiit SpA	871	16,626
Zignago Vetro SpA	2,109	22,973
		6,026,104
Netherlands — 2.9%
Aalberts NV	7,117	251,208
Allfunds Group PLC	23,740	122,078
AMG Critical Materials NV(b)	2,240	32,506
Arcadis NV	5,186	296,072
Basic-Fit NV(a)(b)(c)	3,649	92,293
Brunel International NV(b)	1,422	13,806
Corbion NV	3,764	87,878
Eurocommercial Properties NV	3,210	78,346
Flow Traders Ltd., NVS	2,519	63,295
Fugro NV	8,206	130,983
Havas NV(a)	52,146	82,172
Just Eat Takeaway.com NV(a)(c)	12,652	152,779
Koninklijke BAM Groep NV	19,616	86,116
Koninklijke Heijmans NV	1,839	61,277
Schedule of Investments
54

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
Koninklijke Vopak NV	4,960	$227,668
OCI NV	7,561	87,068
Pharming Group NV(a)(b)	50,393	45,273
Pharvaris NV(a)(b)	949	16,702
PostNL NV	21,920	22,307
SBM Offshore NV	10,336	193,099
Signify NV(c)	9,261	199,914
Sligro Food Group NV(b)	1,519	16,702
TKH Group NV	2,845	104,742
TomTom NV(a)(b)	5,077	26,812
Van Lanschot Kempen NV	2,157	106,127
Wereldhave NV	2,641	40,059
		2,637,282
Norway — 4.9%
Aker ASA, Class A	1,585	85,056
Aker Solutions ASA	19,122	54,294
Atea ASA	5,723	72,911
Austevoll Seafood ASA	6,427	62,801
AutoStore Holdings Ltd.(a)(c)	86,961	77,968
Avance Gas Holding Ltd.(b)(c)	1,341	10,243
Bakkafrost P/F	3,616	206,538
Belships ASA	8,047	14,368
BlueNord ASA(a)	1,736	103,068
BW LPG Ltd.(c)	5,980	75,523
BW Offshore Ltd.	6,048	16,992
Cadeler AS(a)	15,360	81,694
Cool Co. Ltd.(b)	1,623	14,088
Crayon Group Holding ASA(a)(c)	5,693	53,093
DNO ASA	30,898	35,635
DOF Group ASA(a)	10,041	84,310
Elkem ASA(a)(c)	21,391	42,182
Entra ASA(a)(c)	5,240	54,258
Europris ASA(c)	11,655	85,028
Flex LNG Ltd.	2,412	61,756
Frontline PLC, NVS	10,363	181,790
Golden Ocean Group Ltd.(a)	9,337	86,864
Grieg Seafood ASA(b)	3,419	22,610
Hexagon Composites ASA(a)	9,896	32,807
Hoegh Autoliners ASA	7,605	68,993
Kitron ASA	12,417	42,538
Leroy Seafood Group ASA	19,215	95,322
MPC Container Ships ASA	26,663	43,344
NEL ASA(a)(b)	118,061	24,605
Norconsult Norge A/S, NVS	7,425	28,569
Nordic Semiconductor ASA(a)	13,285	133,409
Norwegian Air Shuttle ASA(a)(b)	56,950	54,396
Odfjell Drilling Ltd.	7,025	38,487
Odfjell SE, Class A	1,491	15,597
Paratus Energy Services Ltd.	6,758	26,605
Protector Forsikring ASA	3,869	112,902
Scatec ASA(a)(c)	9,216	64,446
Schibsted ASA, Class A	5,101	151,425
Schibsted ASA, Class B	6,656	190,266
SpareBank 1 Nord Norge	6,813	78,623
SpareBank 1 Oestlandet	3,403	50,221
SpareBank 1 SMN	9,427	151,999
SpareBank 1 Sor-Norge ASA	14,799	210,934
Stolt-Nielsen Ltd.	1,654	42,816
Storebrand ASA	30,505	359,190
Subsea 7 SA	16,352	269,748
TGS ASA	14,259	143,505
TOMRA Systems ASA	15,896	234,959
Security	Shares	Value
Norway (continued)
Wallenius Wilhelmsen ASA	7,419	$59,942
Wilh Wilhelmsen Holding ASA, Class A	987	35,927
		4,344,645
Portugal — 0.7%
Altri SGPS SA(b)	5,152	30,785
Banco Comercial Portugues SA, Class R	438,112	228,691
Corticeira Amorim SGPS SA	2,752	24,034
CTT-Correios de Portugal SA	5,731	34,958
Mota-Engil SGPS SA	6,160	18,300
Navigator Co. SA (The)	15,612	57,050
NOS SGPS SA	14,934	52,597
REN - Redes Energeticas Nacionais SGPS SA	28,832	71,037
Semapa-Sociedade de Investimento e Gestao	1,025	15,962
Sonae SGPS SA	56,488	52,799
		586,213
Singapore — 0.0%
Jurong Technologies Industrial Corp. Ltd.(d)	60,000	—
Spain — 3.8%
Acerinox SA	13,235	132,811
Aedas Homes SA(c)	608	18,828
Almirall SA	5,262	51,677
Atresmedia Corp. de Medios de Comunicacion SA	6,400	29,251
Audax Renovables SA	11,176	17,692
Bankinter SA	48,322	411,707
CIE Automotive SA	3,050	81,297
Construcciones y Auxiliar de Ferrocarriles SA	1,221	45,220
Distribuidora Internacional de Alimentacion SA(a)	946,725	16,402
eDreams ODIGEO SA(a)	6,496	61,864
Enagas SA	16,964	214,695
Ence Energia y Celulosa SA	10,268	37,055
Faes Farma SA	22,432	82,379
Fluidra SA	6,843	175,694
Gestamp Automocion SA(c)	12,964	35,480
Global Dominion Access SA(b)(c)	6,059	19,014
Grenergy Renovables SA(a)	960	35,554
Indra Sistemas SA	6,422	123,085
Inmobiliaria Colonial SOCIMI SA	20,426	115,259
Laboratorios Farmaceuticos Rovi SA	1,484	100,217
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	38,324	49,617
Logista Integral SA	4,264	128,837
Mapfre SA	66,752	185,460
Melia Hotels International SA	8,180	60,919
Merlin Properties SOCIMI SA	28,448	327,843
Neinor Homes SA(c)	1,568	27,425
Pharma Mar SA	973	93,077
Prosegur Cash SA(c)	19,633	11,650
Prosegur Cia. de Seguridad SA	8,141	15,253
Sacyr SA	36,922	120,763
Sacyr SA, NVS	923	3,028
Solaria Energia y Medio Ambiente SA(a)(b)	5,933	46,421
Talgo SA(a)(b)(c)	4,856	19,647
Tecnicas Reunidas SA(a)	3,446	48,659
Unicaja Banco SA(c)	75,137	106,913
Vidrala SA	1,594	163,219
Viscofan SA	2,898	183,690
		3,397,602
Sweden — 11.9%
AAK AB	13,138	381,852
AcadeMedia AB(c)	5,296	32,671
55
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
AddLife AB, Class B	8,564	$116,728
Addnode Group AB, Class B	8,861	94,097
AFRY AB	7,107	113,125
Alimak Group AB(c)	5,115	53,605
Alleima AB, NVS	13,492	111,863
Alligo AB, Class B	1,322	16,907
Ambea AB(c)	5,728	48,020
AQ Group AB	3,877	55,416
Arjo AB, Class B	15,213	54,608
Atrium Ljungberg AB, Class B	3,644	64,446
Attendo AB(c)	7,822	36,190
Avanza Bank Holding AB	9,079	272,256
Axfood AB	7,772	166,826
Betsson AB, Class B	8,404	114,860
Better Collective A/S(a)(b)	2,770	26,981
Bilia AB, Class A	4,411	51,713
Billerud Aktiebolag	16,341	168,011
BioArctic AB, Class B(a)(b)(c)	2,626	52,203
BioGaia AB, Class B	6,711	73,479
Biotage AB	4,886	62,574
BoneSupport Holding AB(a)(c)	4,296	134,658
Boozt AB(a)(c)	4,012	47,226
Bravida Holding AB(c)	14,560	116,190
Bufab AB	1,908	80,431
Bure Equity AB	3,951	143,741
Camurus AB(a)	2,540	136,138
Castellum AB(a)	28,545	309,594
Catena AB	3,281	142,925
Cibus Nordic Real Estate AB publ	4,565	74,024
Clas Ohlson AB, Class B	2,820	60,190
Cloetta AB, Class B	13,687	34,934
Corem Property Group AB, Class B	42,071	22,309
Creades AB, Class A	3,759	27,131
Dios Fastigheter AB	7,488	51,798
Dometic Group AB(c)	21,458	108,664
Electrolux AB, Class B(a)	15,787	143,052
Electrolux Professional AB, Class B	17,031	117,706
Elekta AB, Class B	26,199	155,263
Embracer Group AB(a)(b)	9,304	188,124
Engcon AB(b)	3,024	28,419
Fabege AB	16,481	123,272
FastPartner AB, Class A	3,872	21,861
Fortnox AB	35,087	242,880
Granges AB	7,266	88,133
Hemnet Group AB	6,230	207,020
Hexatronic Group AB(a)(b)	12,105	39,517
Hexpol AB	19,008	177,847
HMS Networks AB	2,313	106,972
Hoist Finance AB(a)(c)	2,964	24,946
Hufvudstaden AB, Class A	7,981	88,851
Husqvarna AB, Class B	25,466	135,610
Instalco AB(b)	16,556	47,143
Investment AB Oresund	1,948	20,871
INVISIO AB	2,538	75,537
Inwido AB	4,081	75,085
JM AB(b)	4,397	65,292
Kinnevik AB, Class B	17,667	139,472
Lindab International AB	5,362	95,757
Loomis AB, Class B	5,053	160,828
Medicover AB, Class B	4,855	89,680
MEKO AB	2,927	34,951
Millicom International Cellular SA, SDR	7,441	199,048
Security	Shares	Value
Sweden (continued)
MIPS AB	1,877	$91,501
Modern Times Group MTG AB, Class B(a)	6,016	55,862
Munters Group AB(c)	9,302	147,790
Mycronic AB	5,653	229,186
NCAB Group AB	12,751	76,705
NCC AB, Class B	6,064	97,804
New Wave Group AB, Class B	6,233	59,396
Nolato AB, Class B	13,769	71,649
Nordnet AB publ	10,017	238,121
Norion Bank AB(a)	4,352	13,137
NP3 Fastigheter AB	2,232	53,043
Nyfosa AB	12,052	123,655
Pandox AB, Class B	7,802	142,490
Paradox Interactive AB	2,704	52,920
Peab AB, Class B	12,387	88,849
Platzer Fastigheter Holding AB, Class B	3,891	30,004
Ratos AB, Class B	14,973	46,935
Rusta AB	3,648	27,308
Rvrc Holding AB(b)	5,170	23,071
Samhallsbyggnadsbolaget i Norden AB(b)	75,290	38,143
Scandic Hotels Group AB(c)	11,118	77,352
Sdiptech AB, Class B(a)	2,272	46,517
Sectra AB, Class B	9,715	222,350
Sinch AB(a)(c)	47,755	101,063
SkiStar AB	3,032	45,795
SSAB AB, Class A	16,645	79,967
SSAB AB, Class B	43,162	203,603
Storskogen Group AB, Class B	98,741	106,459
Surgical Science Sweden AB(a)	2,695	42,025
Svolder AB, Class B	6,064	29,953
Sweco AB, Class B	14,315	223,716
SwedenCare AB	3,866	17,466
Synsam AB	6,543	29,092
Thule Group AB(c)	7,601	240,664
Troax Group AB	2,725	57,240
Truecaller AB, Class B	17,139	101,904
VBG Group AB, Class B	1,259	37,499
Vimian Group AB(a)	12,975	47,748
Vitec Software Group AB, Class B	2,437	128,578
Vitrolife AB	5,346	107,239
Wallenstam AB, Class B	25,604	110,527
Wihlborgs Fastigheter AB	19,920	197,372
Xvivo Perfusion AB(a)	1,819	76,172
Yubico AB(a)(b)	3,433	79,816
		10,669,207
Switzerland — 9.5%
Accelleron Industries AG, NVS	6,796	339,631
Allreal Holding AG, Registered	1,062	198,830
ALSO Holding AG, Registered	421	116,319
Arbonia AG(a)	3,692	50,429
Aryzta AG(a)	68,371	135,193
Autoneum Holding AG	199	27,837
Basilea Pharmaceutica Ag Allschwil, Registered(a)	910	40,515
Belimo Holding AG, Registered	709	517,385
Bossard Holding AG, Class A, Registered	404	89,937
Bucher Industries AG, Registered	482	193,828
Burckhardt Compression Holding AG	220	166,219
Burkhalter Holding AG	514	55,586
Bystronic AG, Registered(b)	104	37,398
Cembra Money Bank AG	2,131	209,976
Comet Holding AG, Registered	533	159,032
COSMO Pharmaceuticals NV	594	42,981
Schedule of Investments
56

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Daetwyler Holding AG, Bearer	553	$84,278
DKSH Holding AG	2,587	203,381
DocMorris AG(a)(b)	896	19,325
dormakaba Holding AG	224	160,845
Dottikon Es Holding AG(a)(b)	249	59,875
EFG International AG	6,823	106,745
Emmi AG, Registered	154	134,087
Flughafen Zurich AG, Registered	1,440	346,671
Forbo Holding AG, Registered	69	66,073
Galenica AG(c)	3,566	317,790
Georg Fischer AG	5,585	439,852
Huber + Suhner AG, Registered	1,013	84,076
Implenia AG, Registered	849	32,398
Inficon Holding AG, Registered	123	158,546
Interroll Holding AG, Registered	52	121,953
Intershop Holding AG	384	57,510
Kardex Holding AG, Registered	448	138,514
Komax Holding AG, Registered(b)	258	38,187
Kuros Biosciences AG(a)	1,902	47,928
Landis+Gyr Group AG	1,779	121,600
LEM Holding SA, Registered	33	31,270
Leonteq AG	643	13,916
Medacta Group SA(c)	512	65,409
Medmix AG(c)	1,728	23,308
Metall Zug AG, Class B, Registered	14	16,156
Mobilezone Holding AG, Registered	2,757	34,524
Mobimo Holding AG, Registered	525	174,375
Montana Aerospace AG(a)(c)	2,048	36,564
OC Oerlikon Corp. AG Pfaffikon, Registered	13,092	52,520
PolyPeptide Group AG(a)(c)	1,117	31,307
PSP Swiss Property AG, Registered	3,288	485,710
R&S Group Holding AG	1,565	32,385
Rieter Holding AG, Registered	188	18,200
Schweiter Technologies AG, NVS	77	38,511
Sensirion Holding AG(a)(b)(c)	654	47,684
SFS Group AG	1,263	158,690
Siegfried Holding AG, Registered	291	326,852
SKAN Group AG	871	75,456
Softwareone Holding AG	7,824	51,201
Stadler Rail AG	3,933	87,382
Sulzer AG, Registered	1,341	217,683
Sunrise Communications AG, Class A(a)	4,878	244,288
Swissquote Group Holding SA, Registered	769	333,836
Tecan Group AG, Registered	916	235,152
TX Group AG	183	37,454
u-blox Holding AG	501	37,269
Untrade Real Gold Mining(a)(d)	27,000	—
Valiant Holding AG, Registered	1,140	135,180
Vetropack Holding AG, Class A, Registered	985	27,471
Vontobel Holding AG, Registered	2,048	151,334
Ypsomed Holding AG, Registered	294	115,529
Zehnder Group AG, Registered	608	33,601
		8,490,947
United Kingdom — 29.6%
4imprint Group PLC	2,045	151,364
AB Dynamics PLC	1,289	27,330
abrdn PLC	131,724	251,931
Advanced Medical Solutions Group PLC	16,073	41,651
AG Barr PLC	6,892	52,127
Airtel Africa PLC(c)	66,135	117,754
AJ Bell PLC	23,912	131,323
Alfa Financial Software Holdings PLC(c)	9,571	26,248
Security	Shares	Value
United Kingdom (continued)
Alpha Group International PLC	2,545	$81,729
Alphawave IP Group PLC(a)	23,961	42,273
AO World PLC(a)	24,007	29,260
Ashmore Group PLC	33,483	70,576
Ashtead Technology Holdings PLC	5,837	40,456
ASOS PLC(a)	2,638	13,895
Assura PLC	223,786	104,426
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	20,416	26,462
Atalaya Mining PLC	8,192	34,733
Auction Technology Group PLC(a)(b)	7,232	55,416
B&M European Value Retail SA	71,950	287,253
Babcock International Group PLC	18,095	120,706
Balfour Beatty PLC	37,161	214,345
Bank of Georgia Group PLC	2,588	152,581
Beazley PLC	45,828	473,188
Bellway PLC	8,584	277,091
Big Yellow Group PLC	13,367	158,279
Bodycote PLC	13,334	105,088
boohoo Group PLC(a)(b)	43,978	15,715
Breedon Group PLC	19,975	107,984
Bridgepoint Group PLC(c)	17,934	83,852
British Land Co. PLC (The)	71,607	333,052
Burberry Group PLC	25,943	379,165
Burford Capital Ltd.	14,243	201,676
Bytes Technology Group PLC	16,204	92,862
C&C Group PLC	26,549	47,995
Care Reit PLC, Class B	22,699	23,930
Carnival PLC(a)	9,825	246,324
Cerillion PLC	1,248	25,068
Chemring Group PLC	19,857	78,138
Clarkson PLC	2,118	111,994
Close Brothers Group PLC(a)	10,796	42,755
CLS Holdings PLC	11,680	10,431
CMC Markets PLC(c)	7,906	22,007
Coats Group PLC	114,806	136,654
Computacenter PLC	5,473	158,385
Conduit Holdings Ltd.	11,377	64,031
ConvaTec Group PLC(c)	117,540	358,373
Craneware PLC	2,177	51,286
Cranswick PLC	3,874	242,090
Crest Nicholson Holdings PLC	16,800	37,453
Currys PLC(a)	73,928	86,118
Custodian Property Income REIT PLC	32,704	30,714
CVS Group PLC	5,196	63,137
Deliveroo PLC(a)(c)	73,802	120,149
Derwent London PLC	6,776	164,755
Diploma PLC	9,676	541,785
Direct Line Insurance Group PLC	94,416	313,504
DiscoverIE Group PLC	7,018	55,271
Diversified Energy Co. PLC	3,308	53,104
Domino's Pizza Group PLC	25,608	95,381
Dowlais Group PLC	97,191	85,988
Dr. Martens PLC	40,635	36,503
Drax Group PLC	27,542	212,579
Dunelm Group PLC	9,526	116,695
easyJet PLC	21,745	137,346
Elementis PLC	41,844	81,870
Empiric Student Property PLC	47,708	49,629
Energean PLC	11,352	130,072
Essentra PLC	20,368	31,467
FD Technologies PLC(a)	1,419	32,796
FDM Group Holdings PLC	6,437	18,716
57
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Fevertree Drinks PLC	7,644	$75,928
Finablr PLC(a)(c)(d)	20,497	—
Firstgroup PLC	43,700	88,373
Foresight Group Holdings Ltd.	5,035	24,597
Forterra PLC(c)	14,341	28,521
Frasers Group PLC(a)	8,079	63,433
Future PLC	7,648	86,528
Games Workshop Group PLC	2,363	424,746
Gamma Communications PLC	6,562	108,863
GB Group PLC	17,775	76,873
Genuit Group PLC	17,995	87,351
Genus PLC	4,785	114,572
Grafton Group PLC	12,745	145,856
Grainger PLC	50,948	133,961
Great Portland Estates PLC	23,281	83,279
Greatland Gold PLC(a)	630,624	59,425
Greencore Group PLC	32,489	78,230
Greggs PLC	7,301	194,810
Halfords Group PLC	13,403	23,532
Hammerson PLC, NVS	34,349	121,465
Harbour Energy PLC	41,746	120,512
Hays PLC	114,344	107,987
Helios Towers PLC(a)	51,933	61,172
Hill & Smith PLC	5,818	142,584
Hilton Food Group PLC	5,479	60,054
Hiscox Ltd.	24,546	332,648
Hochschild Mining PLC(a)	23,750	51,828
Hollywood Bowl Group PLC	12,632	44,011
Home REIT PLC(a)(d)	61,201	15,882
Howden Joinery Group PLC	39,766	401,936
Hunting PLC	10,509	45,088
Ibstock PLC(c)	27,916	58,150
IG Group Holdings PLC	25,751	325,353
IMI PLC	18,395	455,135
Impax Asset Management Group PLC	5,557	15,227
Inchcape PLC	26,234	218,403
Indivior PLC, NVS(a)	8,070	95,221
IntegraFin Holdings PLC	20,410	91,507
Intermediate Capital Group PLC	20,953	610,543
International Distributions Services PLC	44,648	201,950
International Workplace Group PLC	54,986	116,800
Investec PLC	43,921	282,907
IP Group PLC(a)	70,816	45,834
ITV PLC	250,760	229,985
J D Wetherspoon PLC	6,325	49,015
JET2 PLC	13,070	248,106
John Wood Group PLC(a)	47,904	43,032
Johnson Matthey PLC	12,685	224,254
Johnson Service Group PLC	30,220	50,959
JTC PLC(c)	11,372	139,417
Judges Scientific PLC	423	37,238
Jupiter Fund Management PLC	32,823	32,639
Just Group PLC	74,479	152,556
Kainos Group PLC	6,362	64,526
Keller Group PLC	4,874	82,411
Kier Group PLC	32,172	59,557
Lancashire Holdings Ltd.	17,610	141,707
Learning Technologies Group PLC	41,475	47,002
LondonMetric Property PLC	146,748	337,599
Man Group PLC/Jersey	86,314	228,109
Marshalls PLC	16,429	53,166
Me Group International PLC	14,793	39,252
Security	Shares	Value
United Kingdom (continued)
Mitchells & Butlers PLC(a)	19,541	$55,891
Mitie Group PLC	86,642	124,069
Mobico Group PLC(a)	34,756	31,674
Molten Ventures PLC(a)	11,657	45,818
MONY Group PLC	35,955	86,486
Moonpig Group PLC(a)	24,052	67,651
Morgan Advanced Materials PLC	20,150	67,954
Morgan Sindall Group PLC	3,284	149,267
NCC Group PLC	21,876	38,733
Next 15 Group PLC	5,930	24,925
Ninety One PLC	22,229	41,100
Ocado Group PLC(a)	38,850	143,890
OSB Group PLC	27,269	141,882
Oxford Instruments PLC	4,096	106,022
Oxford Nanopore Technologies PLC(a)	40,356	72,954
Pagegroup PLC	22,048	89,125
Pan African Resources PLC	139,688	69,280
Paragon Banking Group PLC	15,009	149,529
Penno Group PLC	20,480	146,388
Pets at Home Group PLC	32,195	90,216
Picton Property Income Ltd.	40,178	32,480
Playtech PLC(a)	17,813	162,335
Plus500 Ltd.	5,297	185,867
Polar Capital Holdings PLC	6,074	37,731
Polestar Automotive Holding U.K. PLC, Class A(a)(b)	29,864	30,461
Premier Foods PLC	47,260	110,046
Primary Health Properties PLC	95,181	111,170
PRS REIT PLC (The)	38,877	53,313
PZ Cussons PLC	15,607	15,171
QinetiQ Group PLC	36,344	166,845
Quilter PLC(c)	101,133	203,265
Rank Group PLC	13,084	14,438
Raspberry PI Holdings PLC(a)(b)	6,308	59,911
Rathbones Group PLC	3,193	68,649
Renew Holdings PLC	5,740	51,998
Renewi PLC	5,109	50,680
Renishaw PLC	2,620	117,110
RHI Magnesita NV	1,164	50,312
Rightmove PLC	56,889	468,136
Rotork PLC	60,695	261,776
RS Group PLC	34,096	275,003
RWS Holdings PLC	20,014	34,096
Safestore Holdings PLC	15,452	117,337
Savills PLC	9,446	125,085
Serco Group PLC	74,697	143,926
Serica Energy PLC	19,456	33,697
Shaftesbury Capital PLC	106,344	163,005
SigmaRoc PLC(a)	64,634	58,262
Sirius Real Estate Ltd.	107,078	106,412
Softcat PLC	8,691	172,846
Spectris PLC	7,088	264,959
Spire Healthcare Group PLC(c)	20,556	59,640
Spirent Communications PLC(a)	41,656	95,448
SSP Group PLC	57,007	128,432
St. James's Place PLC	38,995	506,375
SThree PLC	10,201	32,033
Supermarket Income REIT PLC	89,411	74,831
Target Healthcare REIT PLC	42,797	46,006
Tate & Lyle PLC	27,431	223,627
TBC Bank Group PLC	3,043	126,019
Team17 Group PLC(a)	7,841	26,152
Telecom Plus PLC	5,093	105,584
Schedule of Investments
58

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
THG PLC(a)	52,275	$26,523
TI Fluid Systems PLC(c)	27,012	65,310
TP ICAP Group PLC	54,563	184,353
Trainline PLC(a)(c)	32,615	143,240
Travis Perkins PLC	15,214	133,867
Tritax Big Box REIT PLC	161,065	291,768
Trustpilot Group PLC(a)(c)	24,061	99,345
Tullow Oil PLC(a)	85,082	18,989
UNITE Group PLC (The)	28,139	298,043
Urban Logistics REIT PLC	34,411	46,762
Vesuvius PLC	15,194	77,334
Victrex PLC	6,373	78,387
Vistry Group PLC(a)	22,620	166,520
Volex PLC	9,792	35,209
Volution Group PLC	14,087	92,533
Warehouse REIT PLC	29,730	29,501
Watches of Switzerland Group PLC(a)(c)	16,472	116,540
Weir Group PLC (The)	18,727	558,641
WH Smith PLC	9,331	151,213
Wickes Group PLC	16,662	38,054
Workspace Group PLC	10,373	60,213
XPS Pensions Group PLC	13,585	58,486
Yellow Cake PLC(a)(c)	15,332	93,065
YouGov PLC	8,540	40,873
Young & Co's Brewery PLC, Series A, Class A	2,343	22,776
Zigup PLC	15,413	58,332
		26,497,089
Total Common Stocks — 97.5% (Cost: $116,961,781)		87,224,269
Preferred Stocks
Germany — 0.5%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	595	35,060
Einhell Germany AG, Preference Shares, NVS	384	25,256
Fuchs Petrolub SE, Preference Shares, NVS	5,007	227,583
Jungheinrich AG, Preference Shares, NVS	3,411	88,158
Sixt SE, Preference Shares, NVS	1,216	74,605
STO SE & Co. KGaA, Preference Shares, NVS	187	22,193
		472,855
Italy — 0.1%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	2,762	55,689
Total Preferred Stocks — 0.6% (Cost: $637,638)		528,544
Security	Shares	Value
Warrants
Italy — 0.0%
Webuild SpA (Issued/Exercisable 08/02/21, 1 Share for 1 Warrant, Expires 08/31/30, Strike Price EUR 0.001)(a)(b)	5,910	$—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 98.1% (Cost: $117,599,419)		87,752,813
Short-Term Securities
Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(f)(g)(h)	3,958,965	3,960,945
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(f)(g)	20,000	20,000
Total Short-Term Securities — 4.5% (Cost: $3,980,527)		3,980,945
Total Investments — 102.6% (Cost: $121,579,946)		91,733,758
Liabilities in Excess of Other Assets — (2.6)%		(2,299,732)
Net Assets — 100.0%		$89,434,026

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
59
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI Europe Small-Cap ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,440,235	$520,397 (a)	$—	$933	$(620)	$3,960,945	3,958,965	$31,489 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	—	(10,000)(a)	—	—	20,000	20,000	822	—
				$933	$(620)	$3,980,945		$32,311	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	15	03/21/25	$820	$18,155
FTSE 100 Index	7	03/21/25	748	7,162
				$25,317
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$25,317	$—	$—	$—	$25,317

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$12,447	$—	$—	$—	$12,447
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$20,412	$—	$—	$—	$20,412
Schedule of Investments
60

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI Europe Small-Cap ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,230,567
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$21,957,292	$65,251,095	$15,882	$87,224,269
Preferred Stocks	82,509	446,035	—	528,544
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	3,980,945	—	—	3,980,945
	$26,020,746	$65,697,130	$15,882	$91,733,758
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$25,317	$—	$25,317

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
61
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
January 31, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.8%
ANZ Group Holdings Ltd.	9,256	$174,786
APA Group	4,002	16,877
Aristocrat Leisure Ltd.	1,829	85,048
ASX Ltd.	544	21,330
BHP Group Ltd.	15,663	384,678
BlueScope Steel Ltd.	1,622	21,181
Brambles Ltd.	4,012	49,029
CAR Group Ltd.	1,104	27,511
Cochlear Ltd.	218	42,907
Coles Group Ltd.	4,380	52,796
Commonwealth Bank of Australia	5,114	504,661
Computershare Ltd.	1,656	35,998
CSL Ltd.	1,487	256,720
Endeavour Group Ltd./Australia	3,830	9,990
Fortescue Ltd.	5,337	62,504
Goodman Group	5,395	120,309
GPT Group (The)	5,865	16,650
Insurance Australia Group Ltd.	6,657	37,753
James Hardie Industries PLC(a)	1,348	45,308
Lottery Corp. Ltd. (The)	6,393	19,875
Macquarie Group Ltd.	1,101	162,874
Medibank Pvt Ltd.	8,518	21,003
Mineral Resources Ltd.	504	10,752
Mirvac Group	13,343	16,141
National Australia Bank Ltd.	9,260	228,182
Northern Star Resources Ltd.	3,348	35,434
Orica Ltd.	1,209	13,106
Origin Energy Ltd.	5,440	35,085
Pro Medicus Ltd.	178	30,462
Qantas Airways Ltd.(a)	2,276	13,189
QBE Insurance Group Ltd.	4,739	61,170
Ramsay Health Care Ltd.	544	11,301
REA Group Ltd.	189	28,988
Reece Ltd.	888	13,009
Rio Tinto Ltd.	1,089	78,431
Santos Ltd.	9,717	42,074
Scentre Group	17,261	39,063
SEEK Ltd.	968	13,610
SGH Ltd.	504	14,870
Sonic Healthcare Ltd.	1,313	23,066
South32 Ltd.	14,932	30,661
Stockland	7,749	24,549
Suncorp Group Ltd.	3,796	48,669
Telstra Group Ltd.	13,137	32,072
Transurban Group	9,604	79,109
Treasury Wine Estates Ltd.	2,367	15,703
Vicinity Ltd.	10,164	13,775
Washington H Soul Pattinson & Co. Ltd.	647	13,651
Wesfarmers Ltd.	3,451	162,557
Westpac Banking Corp.	10,695	221,909
WiseTech Global Ltd.	573	43,378
Woodside Energy Group Ltd.	5,721	87,192
Woolworths Group Ltd.	3,756	70,618
Xero Ltd.(a)	459	51,663
		3,773,227
Austria — 0.1%
Erste Group Bank AG	1,106	67,996
OMV AG	475	19,560
Verbund AG	211	16,220
		103,776
Security	Shares	Value
Belgium — 0.2%
Ageas SA	407	$20,966
Anheuser-Busch InBev SA	2,782	137,087
Argenx SE(a)	183	120,805
D'ieteren Group	76	12,748
Elia Group SA	109	7,355
Groupe Bruxelles Lambert NV	338	23,464
KBC Group NV	751	57,608
Lotus Bakeries NV	1	10,667
Sofina SA	70	17,447
Syensqo SA	245	19,305
UCB SA	373	72,568
Warehouses De Pauw CVA	455	9,773
		509,793
Canada — 3.1%
Agnico Eagle Mines Ltd.	1,489	138,393
Air Canada(a)	406	5,478
Alimentation Couche-Tard Inc.	2,366	124,946
AltaGas Ltd.	1,060	24,462
ARC Resources Ltd.	1,624	27,813
Bank of Montreal	2,247	222,450
Bank of Nova Scotia (The)	3,787	193,760
Barrick Gold Corp.	5,231	85,519
BCE Inc.	211	5,025
Brookfield Asset Management Ltd., Class A	1,071	64,097
Brookfield Corp., Class A	4,134	252,759
Brookfield Renewable Corp.	372	9,911
CAE Inc.(a)	876	20,656
Cameco Corp.	1,415	69,974
Canadian Apartment Properties REIT	245	6,829
Canadian Imperial Bank of Commerce	2,907	183,119
Canadian National Railway Co.	1,621	169,333
Canadian Natural Resources Ltd.	6,462	196,303
Canadian Pacific Kansas City Ltd.	2,858	227,130
Canadian Tire Corp. Ltd., Class A, NVS	125	14,073
Canadian Utilities Ltd., Class A, NVS	406	9,484
CCL Industries Inc., Class B, NVS	441	21,905
Cenovus Energy Inc.	4,393	63,537
CGI Inc.	630	74,268
Constellation Software Inc./Canada	63	206,035
Descartes Systems Group Inc. (The)(a)	259	29,980
Dollarama Inc.	885	83,747
Element Fleet Management Corp.	1,192	23,416
Emera Inc.	958	36,399
Empire Co. Ltd., NVS	441	12,969
Enbridge Inc.	6,732	291,125
Fairfax Financial Holdings Ltd.	64	86,146
First Quantum Minerals Ltd.(a)	2,465	30,852
FirstService Corp.	141	25,643
Fortis Inc./Canada	1,598	68,061
Franco-Nevada Corp.	578	78,574
George Weston Ltd.	189	29,214
GFL Environmental Inc.	720	31,062
Gildan Activewear Inc.	399	20,577
Great-West Lifeco Inc.	889	28,743
Hydro One Ltd.(b)	1,003	31,208
iA Financial Corp. Inc.	249	22,994
IGM Financial Inc.	252	8,085
Imperial Oil Ltd.	563	37,448
Intact Financial Corp.	544	96,628
Ivanhoe Mines Ltd., Class A(a)(c)	1,829	19,645
Keyera Corp.	613	17,394
Kinross Gold Corp.	3,555	40,042
Schedule of Investments
62

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Loblaw Companies Ltd.	456	$57,098
Lundin Mining Corp.	2,001	15,806
Magna International Inc.	855	33,898
Manulife Financial Corp.	5,398	161,418
MEG Energy Corp.	879	14,413
Metro Inc./CN	678	42,364
National Bank of Canada	1,037	92,037
Nutrien Ltd.	1,471	75,921
Onex Corp.	246	18,868
Open Text Corp.	785	23,096
Pan American Silver Corp.	1,100	25,514
Parkland Corp.	441	9,816
Pembina Pipeline Corp.	1,785	64,431
Power Corp. of Canada	1,794	54,375
Quebecor Inc., Class B	406	9,012
RB Global Inc.	544	48,641
Restaurant Brands International Inc.	956	58,780
Rogers Communications Inc., Class B, NVS	1,158	31,807
Royal Bank of Canada	4,341	529,218
Saputo Inc.	889	14,772
Shopify Inc., Class A(a)	3,731	435,418
Stantec Inc.	331	25,615
Sun Life Financial Inc.	1,737	100,167
Suncor Energy Inc.	3,762	141,151
TC Energy Corp.	3,137	141,358
Teck Resources Ltd., Class B	1,443	58,947
TELUS Corp.	1,347	19,537
TFI International Inc.	246	32,421
Thomson Reuters Corp.	476	79,990
TMX Group Ltd.	892	27,607
Toromont Industries Ltd.	246	19,616
Toronto-Dominion Bank (The)	5,430	309,768
Tourmaline Oil Corp.	1,103	50,249
West Fraser Timber Co. Ltd.	184	15,953
Wheaton Precious Metals Corp.	1,435	89,535
WSP Global Inc.	403	68,388
		6,564,216
Denmark — 0.7%
AP Moller - Maersk A/S, Class A	11	15,919
AP Moller - Maersk A/S, Class B, NVS	14	20,676
Carlsberg A/S, Class B	315	32,993
Coloplast A/S, Class B	399	45,952
Danske Bank A/S	2,139	63,865
Demant A/S(a)	338	13,570
DSV A/S	629	125,306
Genmab A/S(a)	169	33,218
Novo Nordisk A/S, Class B	9,872	833,440
Novonesis (Novozymes) B, Class B	1,052	60,314
Orsted A/S(a)(b)	560	21,594
Pandora A/S	250	47,829
Rockwool A/S, Class B	36	12,748
Tryg A/S	842	17,058
Vestas Wind Systems A/S(a)	2,959	40,700
Zealand Pharma A/S(a)	194	19,714
		1,404,896
Finland — 0.2%
Elisa OYJ	475	20,470
Fortum OYJ	1,415	20,559
Kesko OYJ, Class B	820	15,729
Kone OYJ, Class B	1,002	51,864
Metso OYJ	2,017	20,020
Security	Shares	Value
Finland (continued)
Neste OYJ	1,278	$16,194
Nokia OYJ	15,859	74,782
Nordea Bank Abp	9,732	115,753
Orion OYJ, Class B	303	16,452
Sampo OYJ, Class A	1,599	66,007
Stora Enso OYJ, Class R	1,622	17,964
UPM-Kymmene OYJ	1,681	49,573
Wartsila OYJ Abp	1,668	31,509
		516,876
France — 2.8%
Accor SA	579	29,766
Aeroports de Paris SA	105	11,965
Air Liquide SA	1,773	309,711
Airbus SE	1,796	310,657
Alstom SA(a)	922	18,249
Amundi SA(b)	210	14,783
ArcelorMittal SA	1,586	39,531
Arkema SA	210	16,737
AXA SA	5,504	208,806
BioMerieux	140	16,992
BNP Paribas SA	3,186	217,635
Bollore SE	2,556	15,101
Bouygues SA	648	20,598
Bureau Veritas SA	1,031	32,220
Capgemini SE	468	85,043
Carrefour SA	1,760	25,075
Cie de Saint-Gobain SA	1,350	126,594
Cie Generale des Etablissements Michelin SCA	2,072	72,058
Covivio SA/France	176	9,353
Credit Agricole SA	3,480	52,389
Danone SA	2,003	140,300
Dassault Aviation SA	71	16,021
Dassault Systemes SE	2,069	80,778
Edenred SE	716	24,702
Eiffage SA	245	21,888
Engie SA	5,402	89,176
EssilorLuxottica SA	894	245,366
Eurazeo SE	140	11,557
Eurofins Scientific SE	373	20,012
Euronext NV(b)	268	31,127
Gecina SA	160	15,620
Getlink SE	1,057	16,909
Hermes International SCA	96	270,015
Ipsen SA	105	12,961
Kering SA	227	59,426
Klepierre SA	647	19,262
La Francaise des Jeux SAEM(b)	268	10,183
Legrand SA	783	79,829
L'Oreal SA	736	273,080
LVMH Moet Hennessy Louis Vuitton SE	847	619,499
Orange SA	5,621	60,451
Pernod Ricard SA	618	70,581
Publicis Groupe SA	717	76,254
Renault SA	578	29,673
Rexel SA	685	18,135
Safran SA	1,122	278,140
Sanofi SA	3,535	384,191
Sartorius Stedim Biotech	84	19,369
Schneider Electric SE	1,660	421,017
SEB SA	71	6,755
Societe Generale SA	2,150	69,596
Sodexo SA	280	20,682
63
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
STMicroelectronics NV	2,115	$47,251
Teleperformance SE	175	16,387
Thales SA	263	42,573
TotalEnergies SE	6,708	388,609
Unibail-Rodamco-Westfield, New	359	30,058
Veolia Environnement SA	2,069	59,037
Vinci SA	1,549	167,622
		5,897,355
Germany — 2.3%
adidas AG	493	129,984
Allianz SE, Registered	1,205	392,910
BASF SE	2,854	137,499
Bayer AG, Registered	3,032	67,846
Bayerische Motoren Werke AG	882	71,627
Bechtle AG	246	8,257
Beiersdorf AG	303	40,533
Brenntag SE	408	25,671
Carl Zeiss Meditec AG, Bearer	105	6,396
Commerzbank AG	2,854	55,108
Continental AG	315	22,388
Covestro AG, NVS(a)	545	33,527
CTS Eventim AG & Co. KGaA	194	18,917
Daimler Truck Holding AG	1,430	62,974
Delivery Hero SE, Class A(a)(b)	475	12,276
Deutsche Bank AG, Registered	5,750	112,544
Deutsche Boerse AG	578	142,788
Deutsche Lufthansa AG, Registered	1,485	9,633
Deutsche Post AG, Registered	3,219	115,893
Deutsche Telekom AG, Registered	10,794	362,127
E.ON SE	6,863	81,291
Evonik Industries AG	682	12,806
Fresenius Medical Care AG & Co. KGaA	579	28,762
Fresenius SE & Co. KGaA(a)	1,278	48,903
GEA Group AG	561	29,608
Hannover Rueck SE	176	46,374
Heidelberg Materials AG	441	62,056
Henkel AG & Co. KGaA	337	26,032
Infineon Technologies AG	4,003	131,613
Knorr-Bremse AG	245	19,365
LEG Immobilien SE	211	17,388
Mercedes-Benz Group AG	2,285	139,020
Merck KGaA	405	61,136
MTU Aero Engines AG	176	60,124
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	412	223,317
Nemetschek SE	176	21,029
Puma SE	303	9,508
Rational AG	17	15,107
Rheinmetall AG	124	96,947
RWE AG	1,877	58,166
SAP SE	3,189	878,806
Scout24 SE(b)	288	28,006
Siemens AG, Registered	2,329	499,282
Siemens Energy AG(a)	2,017	120,006
Siemens Healthineers AG(b)	820	46,540
Symrise AG, Class A	431	44,132
Talanx AG(a)	195	16,563
Vonovia SE	2,287	69,967
Zalando SE(a)(b)	682	25,417
		4,746,169
Security	Shares	Value
Hong Kong — 0.5%
AIA Group Ltd.	33,400	$234,807
BOC Hong Kong Holdings Ltd.	10,000	32,507
CK Asset Holdings Ltd.	5,836	24,385
CK Hutchison Holdings Ltd.	8,336	41,978
CK Infrastructure Holdings Ltd.	2,000	13,620
CLP Holdings Ltd.	5,000	41,573
Futu Holdings Ltd., ADR	155	14,981
Galaxy Entertainment Group Ltd.	7,000	30,461
Hang Seng Bank Ltd.	2,300	28,820
Henderson Land Development Co. Ltd.	4,523	12,544
HKT Trust & HKT Ltd., Class SS	12,740	15,664
Hong Kong & China Gas Co. Ltd.(c)	36,618	28,115
Hong Kong Exchanges & Clearing Ltd.	3,600	140,903
Hongkong Land Holdings Ltd.	3,600	15,665
Jardine Matheson Holdings Ltd.	500	20,140
Link REIT	8,040	33,219
MTR Corp. Ltd.	5,000	15,675
Power Assets Holdings Ltd.	4,500	29,114
Sands China Ltd.(a)	5,600	13,462
Sino Land Co. Ltd.	12,000	11,508
SITC International Holdings Co. Ltd.	4,000	9,513
Sun Hung Kai Properties Ltd.	4,500	40,227
Swire Pacific Ltd., Class A	1,500	13,027
Techtronic Industries Co. Ltd.	4,393	59,082
WH Group Ltd.(b)	25,000	19,502
Wharf Holdings Ltd. (The)	3,000	7,315
Wharf Real Estate Investment Co. Ltd.	6,000	14,931
		962,738
Ireland — 0.1%
AIB Group PLC	4,621	27,172
Bank of Ireland Group PLC	3,221	32,005
Kerry Group PLC, Class A	476	48,881
Kingspan Group PLC	475	32,952
		141,010
Israel — 0.2%
Azrieli Group Ltd.	140	11,600
Bank Hapoalim BM	3,591	46,068
Bank Leumi Le-Israel BM	4,396	55,016
Check Point Software Technologies Ltd.(a)	267	58,211
CyberArk Software Ltd.(a)	147	54,534
Elbit Systems Ltd.	105	31,692
Global-e Online Ltd.(a)	280	16,769
ICL Group Ltd.	2,207	13,122
Isracard Ltd.	0	2
Israel Discount Bank Ltd., Class A	3,727	27,249
Mizrahi Tefahot Bank Ltd.	373	17,754
Monday.com Ltd.(a)	118	30,144
Nice Ltd.(a)	211	35,269
Teva Pharmaceutical Industries Ltd., ADR(a)	3,313	58,739
Wix.com Ltd.(a)	175	41,806
		497,975
Italy — 0.7%
Amplifon SpA	372	9,941
Banco BPM SpA	3,733	32,814
BPER Banca SpA	3,075	20,947
Davide Campari-Milano NV(c)	1,828	10,546
DiaSorin SpA	71	7,605
Enel SpA	24,926	177,166
Eni SpA	6,777	95,410
Ferrari NV	385	165,178
FinecoBank Banca Fineco SpA	1,860	35,312
Schedule of Investments
64

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
Generali	2,909	$92,109
Infrastrutture Wireless Italiane SpA(b)	1,441	14,982
Intesa Sanpaolo SpA	44,920	194,429
Leonardo SpA	1,249	39,021
Mediobanca Banca di Credito Finanziario SpA	1,456	23,802
Moncler SpA	651	41,210
Nexi SpA(a)(b)	1,962	9,964
Poste Italiane SpA(b)	1,622	24,615
Prysmian SpA	840	58,430
Recordati Industria Chimica e Farmaceutica SpA	337	20,477
Snam SpA	5,657	26,161
Stellantis NV	6,071	81,059
Telecom Italia SpA/Milano(a)(c)	30,415	8,348
Tenaris SA, NVS	1,450	27,404
Terna - Rete Elettrica Nazionale	4,071	33,581
UniCredit SpA	4,471	205,323
Unipol Gruppo SpA	1,219	16,518
		1,472,352
Netherlands — 1.1%
ABN AMRO Bank NV, CVA(b)	1,415	23,734
Adyen NV(a)(b)	67	108,146
Aegon Ltd.	4,483	29,267
AerCap Holdings NV	608	58,125
Akzo Nobel NV	544	30,898
ASM International NV	134	77,745
ASML Holding NV	1,226	906,950
ASR Nederland NV	490	24,146
BE Semiconductor Industries NV	228	29,077
Coca-Cola Europacific Partners PLC	684	53,728
CVC Capital Partners PLC(a)(b)	657	15,556
DSM-Firmenich AG	576	58,803
EXOR NV, NVS	315	29,846
Heineken Holding NV	432	26,047
Heineken NV	879	61,071
IMCD NV(c)	176	27,562
ING Groep NV	10,200	169,533
InPost SA(a)	609	9,963
JDE Peet's NV	245	4,279
Koninklijke Ahold Delhaize NV	2,695	95,504
Koninklijke KPN NV	12,338	44,645
Koninklijke Philips NV(a)	2,490	68,630
NN Group NV	832	38,186
Prosus NV	4,226	161,423
QIAGEN NV	650	28,883
Randstad NV	372	16,059
Universal Music Group NV	2,485	69,312
Wolters Kluwer NV	705	128,072
		2,395,190
New Zealand — 0.1%
Auckland International Airport Ltd.	4,395	21,422
Fisher & Paykel Healthcare Corp. Ltd.	1,760	37,237
Infratil Ltd.	2,837	17,942
Mercury NZ Ltd.	2,104	7,480
Meridian Energy Ltd.	4,106	13,667
		97,748
Norway — 0.1%
Aker BP ASA	995	20,768
DNB Bank ASA	2,683	56,989
Equinor ASA	2,454	59,101
Gjensidige Forsikring ASA	614	12,596
Kongsberg Gruppen ASA	263	31,219
Security	Shares	Value
Norway (continued)
Mowi ASA	1,330	$26,709
Norsk Hydro ASA	4,070	24,004
Orkla ASA	2,441	22,667
Salmar ASA	179	9,481
Telenor ASA	2,276	27,830
Yara International ASA	510	15,275
		306,639
Portugal — 0.0%
EDP Renovaveis SA	890	8,327
EDP SA	9,143	28,747
Galp Energia SGPS SA	1,587	26,560
Jeronimo Martins SGPS SA	854	16,877
		80,511
Singapore — 0.4%
CapitaLand Ascendas REIT	10,677	20,242
CapitaLand Integrated Commercial Trust	19,438	27,747
CapitaLand Investment Ltd./Singapore	8,900	16,022
DBS Group Holdings Ltd.	6,240	204,247
Genting Singapore Ltd.	17,500	9,690
Grab Holdings Ltd., Class A(a)	6,771	31,011
Keppel Ltd.	3,900	19,374
Oversea-Chinese Banking Corp. Ltd.	10,525	134,244
Sea Ltd., ADR(a)(c)	1,131	137,745
Sembcorp Industries Ltd.	2,200	8,999
Singapore Airlines Ltd.(c)	4,100	19,126
Singapore Exchange Ltd.	2,900	26,093
Singapore Technologies Engineering Ltd.	4,300	15,262
Singapore Telecommunications Ltd.	20,900	51,066
United Overseas Bank Ltd.	3,900	107,210
Wilmar International Ltd.	3,400	7,773
Yangzijiang Shipbuilding Holdings Ltd.	8,000	17,916
		853,767
Spain — 0.7%
Acciona SA	75	8,450
ACS Actividades de Construccion y Servicios SA	475	24,184
Aena SME SA(b)	245	52,763
Amadeus IT Group SA	1,347	98,570
Banco Bilbao Vizcaya Argentaria SA	17,426	198,394
Banco de Sabadell SA	16,840	39,695
Banco Santander SA	46,896	240,319
CaixaBank SA	11,523	69,753
Cellnex Telecom SA(b)	1,412	47,292
Endesa SA	924	20,456
Ferrovial SE	1,542	65,817
Grifols SA(a)	1,247	10,669
Iberdrola SA	18,903	267,129
Iberdrola SA, NVS	325	4,593
Industria de Diseno Textil SA	3,395	184,283
Redeia Corp. SA	961	16,165
Repsol SA	3,891	45,221
Telefonica SA	12,636	51,483
		1,445,236
Sweden — 0.9%
AddTech AB, Class B	804	23,467
Alfa Laval AB	792	35,305
Assa Abloy AB, Class B	3,150	96,504
Atlas Copco AB, Class A	8,280	138,324
Atlas Copco AB, Class B	4,830	71,806
Beijer Ref AB, Class B	1,030	15,284
Boliden AB	785	23,578
Epiroc AB, Class A	2,070	39,447
65
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Epiroc AB, Class B	1,209	$20,184
EQT AB	1,235	40,323
Essity AB, Class B	1,829	46,321
Evolution AB(b)	506	38,820
Fastighets AB Balder, Class B(a)	1,864	13,264
Getinge AB, Class B	682	13,392
H & M Hennes & Mauritz AB, Class B	1,736	23,128
Hexagon AB, Class B	6,453	74,711
Holmen AB, Class B	285	10,799
Industrivarden AB, Class A	372	13,208
Industrivarden AB, Class C	441	15,583
Indutrade AB	821	22,602
Investment AB Latour, Class B	441	11,530
Investor AB, Class B	5,208	148,304
L E Lundbergforetagen AB, Class B	246	11,840
Lifco AB, Class B	683	22,397
Nibe Industrier AB, Class B	4,346	17,412
Saab AB, Class B	988	21,357
Sagax AB, Class B	753	16,572
Sandvik AB	3,348	69,079
Securitas AB, Class B	1,627	20,700
Skandinaviska Enskilda Banken AB, Class A	4,796	67,980
Skanska AB, Class B	1,141	24,446
SKF AB, Class B	854	17,249
Spotify Technology SA(a)	473	259,464
Svenska Cellulosa AB SCA, Class B	1,726	23,771
Svenska Handelsbanken AB, Class A	4,734	52,375
Swedbank AB, Class A	2,786	60,661
Swedish Orphan Biovitrum AB(a)	577	17,475
Tele2 AB, Class B	1,300	14,462
Telefonaktiebolaget LM Ericsson, Class B	8,966	67,513
Telia Co. AB	8,036	23,649
Trelleborg AB, Class B	666	25,076
Volvo AB, Class A	613	16,910
Volvo AB, Class B	4,888	134,681
		1,920,953
Switzerland — 2.4%
ABB Ltd., Registered	4,912	267,470
Adecco Group AG, Registered	510	12,141
Alcon AG	1,526	139,253
Avolta AG, Registered	294	13,289
Bachem Holding AG	72	4,584
Baloise Holding AG, Registered	140	25,546
Banque Cantonale Vaudoise, Registered	84	8,477
Barry Callebaut AG, Registered	12	13,191
BKW AG	58	9,895
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	8	91,897
Cie Financiere Richemont SA, Class A, Registered	1,652	319,362
Clariant AG, Registered	544	6,123
EMS-Chemie Holding AG, Registered	26	18,405
Galderma Group AG(a)	256	31,116
Geberit AG, Registered	106	59,124
Givaudan SA, Registered	27	118,198
Helvetia Holding AG, Registered	115	20,067
Holcim AG	1,586	158,955
Julius Baer Group Ltd.	676	47,499
Kuehne + Nagel International AG, Registered	149	33,858
Logitech International SA, Registered	471	46,625
Lonza Group AG, Registered	215	136,330
Nestle SA, Registered	8,001	679,610
Novartis AG, Registered	6,013	629,421
Security	Shares	Value
Switzerland (continued)
Partners Group Holding AG	70	$106,340
Roche Holding AG, Bearer	108	35,916
Roche Holding AG, NVS	2,165	680,615
Sandoz Group AG	1,184	56,687
Schindler Holding AG, Participation Certificates, NVS	112	32,363
Schindler Holding AG, Registered	71	19,968
SGS SA	472	45,849
SIG Group AG	923	20,129
Sika AG, Registered	475	120,633
Sonova Holding AG, Registered	147	51,286
Straumann Holding AG	350	49,636
Swatch Group AG (The), Bearer	85	15,747
Swiss Life Holding AG, Registered	86	70,214
Swiss Prime Site AG, Registered	210	23,974
Swiss Re AG	946	144,423
Swisscom AG, Registered	78	43,894
Temenos AG, Registered	211	17,943
UBS Group AG, Registered	9,982	351,961
VAT Group AG(b)	87	33,422
Zurich Insurance Group AG	443	268,442
		5,079,878
United Kingdom — 3.7%
3i Group PLC	3,027	145,427
Admiral Group PLC	828	27,664
Anglo American PLC	4,007	117,330
Antofagasta PLC	1,072	22,731
Ashtead Group PLC	1,381	90,002
Associated British Foods PLC	1,106	25,952
AstraZeneca PLC	4,782	671,276
Auto Trader Group PLC(b)	2,489	24,243
Aviva PLC	8,337	52,844
BAE Systems PLC	9,310	140,732
Barclays PLC	44,630	163,569
Barratt Redrow PLC	2,959	16,575
Berkeley Group Holdings PLC	365	17,463
BP PLC	49,270	254,888
British American Tobacco PLC	6,174	244,959
BT Group PLC	21,245	37,235
Bunzl PLC	1,072	45,631
Centrica PLC	17,346	30,486
Coca-Cola HBC AG, Class DI	571	19,822
Compass Group PLC	5,167	178,026
Croda International PLC	441	18,164
DCC PLC	303	20,892
Diageo PLC	6,775	201,830
Endeavour Mining PLC	568	11,556
Entain PLC	2,010	17,453
Experian PLC	2,851	140,439
Glencore PLC	30,914	133,562
GSK PLC	12,476	217,327
Haleon PLC	24,026	111,990
Halma PLC	1,175	44,017
Hargreaves Lansdown PLC	1,071	14,595
Hikma Pharmaceuticals PLC	613	17,421
HSBC Holdings PLC	56,194	586,897
Imperial Brands PLC	2,317	78,147
Informa PLC	4,208	44,901
InterContinental Hotels Group PLC	505	67,337
Intertek Group PLC	510	32,165
J Sainsbury PLC	4,831	15,173
JD Sports Fashion PLC	8,381	9,197
Kingfisher PLC	4,343	13,194
Schedule of Investments
66

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Land Securities Group PLC	2,345	$16,912
Legal & General Group PLC	17,654	52,717
Lloyds Banking Group PLC	193,837	149,034
London Stock Exchange Group PLC	1,483	220,682
M&G PLC	8,174	21,057
Marks & Spencer Group PLC	6,333	26,235
Melrose Industries PLC	4,109	31,011
Mondi PLC, NVS	1,380	21,481
National Grid PLC	15,005	182,029
NatWest Group PLC, NVS	20,244	107,934
Next PLC	373	45,845
Pearson PLC	1,587	26,330
Persimmon PLC	924	14,429
Phoenix Group Holdings PLC	2,606	16,796
Prudential PLC	8,271	68,831
Reckitt Benckiser Group PLC	2,053	135,762
RELX PLC	5,610	278,573
Rentokil Initial PLC	7,578	37,114
Rio Tinto PLC	3,470	208,970
Rolls-Royce Holdings PLC(a)	25,290	188,566
Sage Group PLC (The)	2,796	46,468
Schroders PLC	2,225	9,717
Segro PLC	4,212	37,241
Severn Trent PLC	716	22,362
Shell PLC	18,902	620,642
Smith & Nephew PLC	2,682	34,011
Smiths Group PLC	1,210	30,819
Spirax Group PLC	245	24,359
SSE PLC	3,299	66,460
Standard Chartered PLC	6,736	90,596
Taylor Wimpey PLC	12,371	18,321
Tesco PLC	21,002	96,659
Unilever PLC	7,629	436,966
United Utilities Group PLC	2,035	25,712
Vodafone Group PLC	70,017	59,651
Whitbread PLC	613	21,263
Wise PLC, Class A(a)	1,869	25,750
WPP PLC	3,258	30,971
		7,671,388
United States — 77.6%
3M Co.	1,713	260,719
A O Smith Corp.	338	22,747
Abbott Laboratories	5,335	682,507
AbbVie Inc.	5,412	995,267
Accenture PLC, Class A	1,911	735,639
Adobe Inc.(a)	1,342	587,058
Advanced Micro Devices Inc.(a)	4,946	573,489
AECOM	403	42,492
AES Corp. (The)	2,294	25,234
Aflac Inc.	1,660	178,251
Agilent Technologies Inc.	888	134,550
Air Products and Chemicals Inc.	677	226,971
Airbnb Inc., Class A(a)	1,352	177,342
Akamai Technologies Inc.(a)	475	47,453
Albemarle Corp.	338	28,456
Albertsons Companies Inc., Class A	1,177	23,599
Alexandria Real Estate Equities Inc.	503	48,967
Align Technology Inc.(a)	232	50,834
Allegion PLC	288	38,226
Alliant Energy Corp.	826	48,635
Allstate Corp. (The)	825	158,672
Ally Financial Inc.	780	30,397
Security	Shares	Value
United States (continued)
Alnylam Pharmaceuticals Inc.(a)	408	$110,694
Alphabet Inc., Class A	17,979	3,668,076
Alphabet Inc., Class C, NVS	15,414	3,169,118
Altria Group Inc.	5,250	274,207
Amazon.com Inc.(a)	28,986	6,889,392
Amcor PLC	4,620	44,906
Ameren Corp.	840	79,128
American Electric Power Co. Inc.	1,594	156,786
American Express Co.	1,757	557,760
American Financial Group Inc./OH	219	29,907
American Homes 4 Rent, Class A	950	32,899
American International Group Inc.	1,963	144,595
American Tower Corp.	1,413	261,334
American Water Works Co. Inc.	595	74,161
Ameriprise Financial Inc.	303	164,638
AMETEK Inc.	710	131,038
Amgen Inc.	1,659	473,512
Amphenol Corp., Class A	3,658	258,913
Analog Devices Inc.	1,522	322,497
Annaly Capital Management Inc.	1,452	29,635
Ansys Inc.(a)	268	93,934
Aon PLC, Class A	611	226,571
APA Corp.	1,260	27,632
Apollo Global Management Inc.	1,246	213,041
Apple Inc.	46,656	11,010,816
Applied Materials Inc.	2,507	452,137
AppLovin Corp., Class A(a)	625	230,994
Aptiv PLC(a)	806	50,311
Arch Capital Group Ltd.	1,157	107,682
Archer-Daniels-Midland Co.	1,516	77,665
Ares Management Corp., Class A	574	113,778
Arista Networks Inc.(a)	3,280	377,954
Arthur J Gallagher & Co.	762	229,987
Aspen Technology Inc.(a)	90	23,720
Assurant Inc.	154	33,139
AT&T Inc.	21,888	519,402
Atlassian Corp., Class A, NVS(a)	503	154,310
Atmos Energy Corp.	476	67,835
Autodesk Inc.(a)	648	201,748
Automatic Data Processing Inc.	1,245	377,247
AutoZone Inc.(a)	53	177,561
AvalonBay Communities Inc.	455	100,787
Avantor Inc.(a)	2,109	46,989
Avery Dennison Corp.	245	45,504
Axon Enterprise Inc.(a)	215	140,219
Baker Hughes Co., Class A	3,135	144,774
Ball Corp.	968	53,918
Bank of America Corp.	21,392	990,450
Bank of New York Mellon Corp. (The)	2,226	191,280
Baxter International Inc.	1,544	50,273
Becton Dickinson & Co.	895	221,602
Bentley Systems Inc., Class B	491	22,856
Berkshire Hathaway Inc., Class B(a)	4,064	1,904,675
Best Buy Co. Inc.	604	51,859
Biogen Inc.(a)	441	63,473
BioMarin Pharmaceutical Inc.(a)	544	34,468
Bio-Rad Laboratories Inc., Class A(a)	71	25,622
Bio-Techne Corp.	500	36,775
Blackrock Inc.(d)	455	489,352
Blackstone Inc., NVS	2,209	391,236
Block Inc.(a)	1,755	159,389
Boeing Co. (The)(a)	2,254	397,876
67
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Booking Holdings Inc.	104	$492,706
Booz Allen Hamilton Holding Corp., Class A	421	54,309
Boston Scientific Corp.(a)	4,514	462,053
Bristol-Myers Squibb Co.	6,171	363,780
Broadcom Inc.	13,616	3,012,812
Broadridge Financial Solutions Inc.	376	89,571
Brown & Brown Inc.	771	80,693
Brown-Forman Corp., Class B	564	18,618
Builders FirstSource Inc.(a)	372	62,228
Bunge Global SA	441	33,573
Burlington Stores Inc.(a)	182	51,675
BXP Inc.	470	34,376
Cadence Design Systems Inc.(a)	831	247,322
Camden Property Trust	323	36,728
Capital One Financial Corp.	1,150	234,266
Cardinal Health Inc.	740	91,508
Carlisle Companies Inc.	139	54,135
Carlyle Group Inc. (The)	654	36,729
CarMax Inc.(a)	476	40,765
Carnival Corp.(a)	3,285	90,896
Carrier Global Corp.	2,520	164,758
Carvana Co., Class A(a)	352	87,113
Caterpillar Inc.	1,499	556,789
Cboe Global Markets Inc.	320	65,386
CBRE Group Inc., Class A(a)	918	132,871
CDW Corp.	423	84,236
Celanese Corp., Class A	352	25,006
Cencora Inc.(c)	560	142,358
Centene Corp.(a)	1,560	99,887
CenterPoint Energy Inc.	1,863	60,678
CF Industries Holdings Inc.	517	47,673
CH Robinson Worldwide Inc.	350	34,822
Charles River Laboratories International Inc.(a)	155	25,538
Charles Schwab Corp. (The)	4,945	409,050
Charter Communications Inc., Class A(a)	275	95,010
Cheniere Energy Inc.	686	153,424
Chevron Corp.	5,313	792,646
Chipotle Mexican Grill Inc., Class A(a)	4,258	248,454
Chubb Ltd.	1,192	324,081
Church & Dwight Co. Inc.	751	79,246
Cigna Group (The)	864	254,197
Cincinnati Financial Corp.	475	65,099
Cintas Corp.	1,120	224,638
Cisco Systems Inc.	12,187	738,532
Citigroup Inc.	5,899	480,356
Citizens Financial Group Inc.	1,366	64,981
Clorox Co. (The)	372	59,029
Cloudflare Inc., Class A(a)	899	124,422
CME Group Inc.	1,100	260,172
CMS Energy Corp.	978	64,548
CNH Industrial NV	3,005	38,704
Coca-Cola Co. (The)	12,511	794,198
Cognizant Technology Solutions Corp., Class A	1,486	122,758
Coinbase Global Inc., Class A(a)	582	169,554
Colgate-Palmolive Co.	2,420	209,814
Comcast Corp., Class A	11,935	401,732
Conagra Brands Inc.	1,484	38,421
ConocoPhillips	3,970	392,355
Consolidated Edison Inc.	1,034	96,927
Constellation Brands Inc., Class A	505	91,304
Constellation Energy Corp.	958	287,381
Cooper Companies Inc. (The)(a)	636	61,406
Security	Shares	Value
United States (continued)
Copart Inc.(a)	2,613	$151,371
Corning Inc.	2,485	129,419
Corpay Inc.(a)	204	77,620
Corteva Inc.	2,122	138,503
CoStar Group Inc.(a)	1,240	94,984
Costco Wholesale Corp.	1,359	1,331,657
Coterra Energy Inc.	2,355	65,281
CRH PLC	2,060	204,002
Crowdstrike Holdings Inc., Class A(a)	706	281,037
Crown Castle Inc.	1,336	119,278
Crown Holdings Inc.	337	29,609
CSX Corp.	5,963	196,004
Cummins Inc.	410	146,062
CVS Health Corp.	3,837	216,714
Danaher Corp.	2,008	447,262
Darden Restaurants Inc.	373	72,825
Datadog Inc., Class A(a)	849	121,161
DaVita Inc.(a)	123	21,673
Dayforce Inc.(a)	431	30,489
Deckers Outdoor Corp.(a)	475	84,246
Deere & Co.	793	377,912
Dell Technologies Inc., Class C	980	101,528
Delta Air Lines Inc.	441	29,666
Devon Energy Corp.	2,014	68,677
Dexcom Inc.(a)	1,204	104,543
Diamondback Energy Inc.	605	99,438
Dick's Sporting Goods Inc.	192	46,090
Digital Realty Trust Inc.	1,017	166,646
Discover Financial Services	771	155,040
DocuSign Inc., Class A(a)	611	59,102
Dollar General Corp.	644	45,763
Dollar Tree Inc.(a)	638	46,797
Dominion Energy Inc.	2,642	146,869
Domino's Pizza Inc.	106	47,607
DoorDash Inc., Class A(a)	944	178,256
Dover Corp.	407	82,898
Dow Inc.	2,205	86,105
DR Horton Inc.	928	131,683
DraftKings Inc., Class A (a)	1,265	53,067
DTE Energy Co.	630	75,524
Duke Energy Corp.	2,357	263,960
DuPont de Nemours Inc.	1,274	97,843
Dynatrace Inc.(a)	975	56,306
Eastman Chemical Co.	336	33,482
Eaton Corp. PLC	1,212	395,645
eBay Inc.	1,459	98,453
Ecolab Inc.	789	197,400
Edison International	1,199	64,746
Edwards Lifesciences Corp.(a)	1,821	131,931
Electronic Arts Inc.	792	97,345
Elevance Health Inc.	720	284,904
Eli Lilly & Co.	2,477	2,009,045
EMCOR Group Inc.	146	65,417
Emerson Electric Co.	1,786	232,091
Enphase Energy Inc.(a)	400	24,912
Entegris Inc.	474	48,130
Entergy Corp.	1,366	110,755
EOG Resources Inc.	1,745	219,504
EPAM Systems Inc.(a)	176	44,697
EQT Corp.	1,732	88,540
Equifax Inc.	372	102,218
Equinix Inc.	292	266,789
Schedule of Investments
68

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Equitable Holdings Inc.	976	$53,114
Equity LifeStyle Properties Inc.	567	37,110
Equity Residential	1,099	77,622
Erie Indemnity Co., Class A, NVS	73	29,415
Essential Utilities Inc.	814	28,881
Essex Property Trust Inc.	190	54,068
Estee Lauder Companies Inc. (The), Class A	722	60,236
Everest Group Ltd.	125	43,439
Evergy Inc.	717	46,010
Eversource Energy	1,102	63,563
Exact Sciences Corp.(a)	577	32,341
Exelon Corp.	2,977	119,080
Expand Energy Corp.	632	64,211
Expedia Group Inc.(a)	403	68,893
Expeditors International of Washington Inc.	461	52,360
Extra Space Storage Inc.	645	99,330
Exxon Mobil Corp.	13,624	1,455,452
F5 Inc.(a)	175	52,021
FactSet Research Systems Inc.	114	54,083
Fair Isaac Corp.(a)	76	142,391
Fastenal Co.	1,766	129,342
FedEx Corp.	715	189,382
Ferguson Enterprises Inc.	615	111,389
Fidelity National Financial Inc.	729	42,406
Fidelity National Information Services Inc.	1,722	140,291
Fifth Third Bancorp	2,036	90,215
First Citizens BancShares Inc./NC, Class A	31	68,345
First Solar Inc.(a)	330	55,282
FirstEnergy Corp.	1,788	71,162
Fiserv Inc.(a)	1,779	384,335
Flutter Entertainment PLC, Class DI(a)	533	142,295
Ford Motor Co.	11,744	118,380
Fortinet Inc.(a)	2,036	205,392
Fortive Corp.	1,071	87,104
Fortune Brands Innovations Inc., NVS	372	26,661
Fox Corp., Class A, NVS	705	36,082
Fox Corp., Class B	510	24,786
Franklin Resources Inc.	968	21,528
Freeport-McMoRan Inc.	4,332	155,302
Gaming and Leisure Properties Inc.	770	37,260
Garmin Ltd.	475	102,529
Gartner Inc.(a)	229	124,308
GE HealthCare Technologies Inc., NVS(a)	1,444	127,505
GE Vernova Inc.	856	319,185
Gen Digital Inc.	1,588	42,733
General Dynamics Corp.	722	185,540
General Electric Co.	3,329	677,685
General Mills Inc.	1,639	98,569
General Motors Co.	3,430	169,648
Genuine Parts Co.	437	50,801
Gilead Sciences Inc.	3,801	369,457
Global Payments Inc.	785	88,587
GoDaddy Inc., Class A(a)	446	94,842
Goldman Sachs Group Inc. (The)	976	625,030
Graco Inc.	505	42,506
Halliburton Co.	2,682	69,786
Hartford Financial Services Group Inc. (The)	895	99,837
HCA Healthcare Inc.	601	198,276
Healthpeak Properties Inc.	2,155	44,522
HEICO Corp.	122	29,151
HEICO Corp., Class A	253	48,153
Henry Schein Inc.(a)	359	28,720
Security	Shares	Value
United States (continued)
Hershey Co. (The)	456	$68,058
Hess Corp.	863	119,983
Hewlett Packard Enterprise Co.	4,079	86,434
HF Sinclair Corp.	494	17,824
Hilton Worldwide Holdings Inc.	758	194,101
Hologic Inc.(a)	751	54,177
Home Depot Inc. (The)	3,063	1,261,895
Honeywell International Inc.	2,003	448,111
Hormel Foods Corp.	889	26,652
Host Hotels & Resorts Inc.	2,276	38,032
Howmet Aerospace Inc.	1,162	147,086
HP Inc.	2,957	96,103
Hubbell Inc., Class B	155	65,567
HubSpot Inc.(a)	152	118,489
Humana Inc.	373	109,375
Huntington Bancshares Inc./Ohio	4,482	77,090
Huntington Ingalls Industries Inc.	136	26,827
Hyatt Hotels Corp., Class A	146	23,102
IDEX Corp.	246	55,180
IDEXX Laboratories Inc.(a)	256	108,045
Illinois Tool Works Inc.	924	239,464
Illumina Inc.(a)	473	62,786
Incyte Corp.(a)	545	40,417
Ingersoll Rand Inc.	1,275	119,595
Insulet Corp.(a)	211	58,738
Intel Corp.	13,243	257,311
Intercontinental Exchange Inc.	1,765	282,100
International Business Machines Corp.	2,822	721,585
International Flavors & Fragrances Inc.	751	65,405
International Paper Co.	1,529	85,058
Interpublic Group of Companies Inc. (The)	1,141	32,712
Intuit Inc.	858	516,096
Intuitive Surgical Inc.(a)	1,082	618,774
Invitation Homes Inc.	1,722	53,640
IQVIA Holdings Inc.(a)	543	109,338
Iron Mountain Inc.	936	95,070
J.M. Smucker Co. (The)	338	36,129
Jabil Inc.	336	54,570
Jack Henry & Associates Inc.	210	36,559
Jacobs Solutions Inc., NVS	372	52,128
JB Hunt Transport Services Inc.	246	42,120
Johnson & Johnson	7,382	1,123,171
Johnson Controls International PLC	2,065	161,070
JPMorgan Chase & Co.	8,725	2,332,192
Juniper Networks Inc.	1,035	36,080
Kellanova	790	64,567
Kenvue Inc.	5,898	125,568
Keurig Dr Pepper Inc.	3,537	113,538
KeyCorp	2,987	53,706
Keysight Technologies Inc.(a)	544	97,022
Kimberly-Clark Corp.	1,037	134,779
Kimco Realty Corp.	2,151	48,290
Kinder Morgan Inc.	6,140	168,727
KKR & Co. Inc.	1,908	318,770
KLA Corp.	406	299,725
Knight-Swift Transportation Holdings Inc.	547	31,228
Kraft Heinz Co. (The)	2,840	84,746
Kroger Co. (The)	2,066	127,348
L3Harris Technologies Inc.	598	126,782
Labcorp Holdings Inc.	243	60,701
Lam Research Corp.	4,002	324,362
Lamb Weston Holdings Inc.	439	26,314
69
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Las Vegas Sands Corp.	1,190	$54,538
Leidos Holdings Inc.	373	52,977
Lennar Corp., Class A	750	98,430
Lennox International Inc.	92	54,503
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	613	58,664
Linde PLC	1,461	651,781
Live Nation Entertainment Inc.(a)(c)	513	74,221
LKQ Corp.	785	29,351
Lockheed Martin Corp.	665	307,862
Loews Corp.(c)	578	49,390
Lowe's Companies Inc.	1,730	449,869
LPL Financial Holdings Inc.	220	80,716
Lululemon Athletica Inc.(a)	339	140,414
LyondellBasell Industries NV, Class A	828	62,680
M&T Bank Corp.	496	99,815
Manhattan Associates Inc.(a)	191	39,841
Marathon Petroleum Corp.	1,034	150,664
Markel Group Inc.(a)	42	76,809
MarketAxess Holdings Inc.	115	25,372
Marriott International Inc./MD, Class A	719	208,934
Marsh & McLennan Companies Inc.	1,507	326,838
Martin Marietta Materials Inc.	193	105,015
Marvell Technology Inc.	2,625	296,257
Masco Corp.	682	54,069
Mastercard Inc., Class A	2,530	1,405,238
Match Group Inc.	627	22,384
McCormick & Co. Inc./MD, NVS	785	60,626
McDonald's Corp.	2,196	633,985
McKesson Corp.	405	240,874
Medtronic PLC	3,965	360,101
MercadoLibre Inc.(a)(c)	142	272,951
Merck & Co. Inc.	7,773	768,128
Meta Platforms Inc., Class A	6,706	4,621,641
MetLife Inc.	1,843	159,438
Mettler-Toledo International Inc.(a)	65	88,689
MGM Resorts International(a)	721	24,860
Microchip Technology Inc.	1,691	91,821
Micron Technology Inc.	3,374	307,844
Microsoft Corp.	21,669	8,993,935
MicroStrategy Inc., Class A(a)(c)	565	189,156
Mid-America Apartment Communities Inc.	338	51,572
Millrose Properties Inc., Class A(a)	375	4,148
Moderna Inc.(a)	995	39,223
Molina Healthcare Inc.(a)	176	54,632
Molson Coors Beverage Co., Class B	579	31,700
Mondelez International Inc., Class A	4,142	240,195
MongoDB Inc., Class A(a)	223	60,950
Monolithic Power Systems Inc.	150	95,606
Monster Beverage Corp.(a)	2,257	109,938
Moody's Corp.	505	252,217
Morgan Stanley	3,721	515,098
Mosaic Co. (The)	987	27,527
Motorola Solutions Inc.	510	239,317
MSCI Inc., Class A	246	146,805
Nasdaq Inc.	1,355	111,571
NetApp Inc.	608	74,237
Netflix Inc.(a)	1,316	1,285,416
Neurocrine Biosciences Inc.(a)	281	42,661
Newmont Corp.	3,581	152,980
News Corp., Class A, NVS	1,175	33,041
NextEra Energy Inc.	6,255	447,608
Security	Shares	Value
United States (continued)
Nike Inc., Class B	3,614	$277,917
NiSource Inc.	1,420	52,966
Nordson Corp.	163	35,896
Norfolk Southern Corp.	681	173,859
Northern Trust Corp.	595	66,813
Northrop Grumman Corp.	418	203,679
NRG Energy Inc.	650	66,586
Nucor Corp.	719	92,341
Nutanix Inc., Class A(a)	778	53,499
Nvidia Corp.	75,274	9,038,149
NVR Inc.(a)	9	72,146
NXP Semiconductors NV	787	164,129
O'Reilly Automotive Inc.(a)	178	230,407
Occidental Petroleum Corp.	1,857	86,629
Okta Inc.(a)	529	49,842
Old Dominion Freight Line Inc.	602	111,737
Omnicom Group Inc.	577	50,078
ON Semiconductor Corp.(a)	1,348	70,554
ONEOK Inc.	1,904	185,012
Oracle Corp.	5,123	871,217
Otis Worldwide Corp.	1,192	113,741
Ovintiv Inc.	772	32,594
Owens Corning	268	49,459
PACCAR Inc.	1,597	177,075
Packaging Corp. of America	268	56,993
Palantir Technologies Inc., Class A(a)	6,257	516,140
Palo Alto Networks Inc.(a)	2,002	369,209
Parker-Hannifin Corp.	399	282,113
Paychex Inc.	1,002	147,965
Paycom Software Inc.	175	36,323
PayPal Holdings Inc.(a)	2,969	262,994
Pentair PLC	510	52,877
PepsiCo Inc.	4,221	636,062
Pfizer Inc.	17,361	460,414
PG&E Corp.	6,237	97,609
Philip Morris International Inc.	4,775	621,705
Phillips 66	1,279	150,756
Pinterest Inc., Class A(a)(c)	1,872	61,701
PNC Financial Services Group Inc. (The)	1,229	246,968
Pool Corp.	120	41,310
PPG Industries Inc.	717	82,727
PPL Corp.	2,208	74,189
Principal Financial Group Inc.	702	57,880
Procter & Gamble Co. (The)	7,201	1,195,294
Progressive Corp. (The)	1,785	439,895
Prologis Inc.	2,802	334,138
Prudential Financial Inc.	1,064	128,489
PTC Inc.(a)	385	74,490
Public Service Enterprise Group Inc.	1,553	129,738
Public Storage	479	142,972
PulteGroup Inc.	665	75,664
Pure Storage Inc., Class A(a)	956	64,807
Qorvo Inc.(a)	281	23,317
Qualcomm Inc.	3,414	590,383
Quanta Services Inc.	443	136,271
Quest Diagnostics Inc.	328	53,497
Raymond James Financial Inc.	597	100,583
Realty Income Corp.	2,675	146,162
Regency Centers Corp.	487	34,986
Regeneron Pharmaceuticals Inc.(a)	333	224,102
Regions Financial Corp.	2,663	65,616
Reliance Inc.	179	51,821
Schedule of Investments
70

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Republic Services Inc., Class A	688	$149,207
ResMed Inc.	441	104,155
Revvity Inc.	402	50,704
Rivian Automotive Inc., Class A(a)(c)	2,429	30,508
Robinhood Markets Inc., Class A(a)	1,625	84,419
ROBLOX Corp., Class A(a)	1,481	105,255
Rockwell Automation Inc.	364	101,349
Roku Inc.(a)	351	29,049
Rollins Inc.	927	45,887
Roper Technologies Inc.	330	189,964
Ross Stores Inc.	1,034	155,679
Royal Caribbean Cruises Ltd.	756	201,550
Royalty Pharma PLC, Class A	1,260	39,791
RPM International Inc.	406	51,400
RTX Corp.	4,046	521,732
S&P Global Inc.	984	513,067
Salesforce Inc.	2,930	1,001,181
Samsara Inc., Class A(a)(c)	716	36,874
SBA Communications Corp., Class A	322	63,614
Schlumberger NV	4,391	176,869
Seagate Technology Holdings PLC	644	62,056
SEI Investments Co.	295	25,541
Sempra Energy	1,929	159,972
ServiceNow Inc.(a)	631	642,598
Sherwin-Williams Co. (The)	735	263,248
Simon Property Group Inc.	1,024	178,033
Skyworks Solutions Inc.	527	46,777
Smurfit WestRock PLC	1,595	84,679
Snap Inc., Class A, NVS(a)	3,199	36,117
Snap-on Inc.	152	53,983
Snowflake Inc., Class A(a)	932	169,167
Solventum Corp.(a)	429	31,772
Southern Co. (The)	3,310	277,874
Southwest Airlines Co.	475	14,587
SS&C Technologies Holdings Inc.	682	55,208
Stanley Black & Decker Inc.	476	41,921
Starbucks Corp.	3,501	376,988
State Street Corp.	915	92,982
Steel Dynamics Inc.	474	60,767
STERIS PLC	303	66,857
Stryker Corp.	1,055	412,811
Sun Communities Inc.	415	52,498
Super Micro Computer Inc.(a)	1,589	45,318
Synchrony Financial	1,199	82,707
Synopsys Inc.(a)	471	247,501
Sysco Corp.	1,515	110,474
T-Mobile U.S. Inc.	1,619	377,178
T Rowe Price Group Inc.	682	79,739
Take-Two Interactive Software Inc.(a)	538	99,804
Targa Resources Corp.	650	127,920
Target Corp.	1,438	198,315
TE Connectivity PLC, NVS	960	142,051
Teledyne Technologies Inc.(a)	140	71,586
Teleflex Inc.	140	25,234
Teradyne Inc.	496	57,432
Tesla Inc.(a)	8,817	3,567,358
Texas Instruments Inc.	2,815	519,677
Texas Pacific Land Corp.	61	79,127
Textron Inc.	614	46,977
The Campbell's Co.	581	22,525
Thermo Fisher Scientific Inc.	1,180	705,345
TJX Companies Inc. (The)	3,446	430,026
Security	Shares	Value
United States (continued)
Toast Inc., Class A(a)	1,314	$53,769
Toro Co. (The)	315	26,230
Tractor Supply Co.	1,590	86,432
Trade Desk Inc. (The), Class A(a)	1,379	163,660
Tradeweb Markets Inc., Class A	337	42,765
Trane Technologies PLC	686	248,846
TransDigm Group Inc.	172	232,774
TransUnion	634	62,925
Travelers Companies Inc. (The)	684	167,703
Trimble Inc.(a)	785	58,844
Truist Financial Corp.	4,217	200,814
Twilio Inc., Class A(a)	446	65,375
Tyler Technologies Inc.(a)	128	77,010
Tyson Foods Inc., Class A	845	47,734
U.S. Bancorp	4,817	230,156
Uber Technologies Inc.(a)	5,857	391,540
UDR Inc.	965	40,279
U-Haul Holding Co.	299	19,357
Ulta Beauty Inc.(a)	146	60,174
Union Pacific Corp.	1,860	460,889
United Parcel Service Inc., Class B	2,228	254,504
United Rentals Inc.	200	151,612
United Therapeutics Corp.(a)	139	48,813
UnitedHealth Group Inc.	2,831	1,535,789
Universal Health Services Inc., Class B	194	36,581
Valero Energy Corp.	993	132,069
Veeva Systems Inc., Class A(a)	473	110,332
Ventas Inc.	1,248	75,404
Veralto Corp.	792	81,885
VeriSign Inc.(a)	281	60,415
Verisk Analytics Inc., Class A	434	124,749
Verizon Communications Inc.	12,932	509,391
Vertex Pharmaceuticals Inc.(a)	799	368,882
Vertiv Holdings Co., Class A	1,079	126,265
Viatris Inc.	3,727	42,041
VICI Properties Inc., Class A	3,167	94,282
Visa Inc., Class A	5,122	1,750,700
Vistra Corp.	1,073	180,296
Vulcan Materials Co.	406	111,305
W R Berkley Corp.	926	54,477
Walmart Inc.	13,557	1,330,755
Walgreens Boots Alliance Inc.	2,207	22,688
Walt Disney Co. (The)	5,580	630,875
Warner Bros Discovery Inc.(a)	7,186	75,022
Waste Connections Inc.	785	144,259
Waste Management Inc.	1,229	270,700
Waters Corp.(a)	184	76,448
Watsco Inc.	106	50,731
WEC Energy Group Inc.	958	95,091
Wells Fargo & Co.	10,397	819,284
Welltower Inc.	1,911	260,813
West Pharmaceutical Services Inc.	225	76,849
Western Digital Corp.(a)	1,105	71,969
Westinghouse Air Brake Technologies Corp.	548	113,940
Westlake Corp.	118	13,484
Weyerhaeuser Co.	2,311	70,763
Williams Companies Inc. (The)	3,692	204,648
Williams-Sonoma Inc.	367	77,573
Willis Towers Watson PLC	326	107,438
Workday Inc., Class A(a)	647	169,553
WP Carey Inc.	632	35,335
WW Grainger Inc.	133	141,335
71
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Wynn Resorts Ltd.	294	$25,534
Xcel Energy Inc.	1,703	114,442
Xylem Inc./New York	753	93,402
Yum! Brands Inc.	841	109,750
Zebra Technologies Corp., Class A(a)	150	58,791
Zillow Group Inc., Class C (a)	441	36,259
Zimmer Biomet Holdings Inc.	613	67,111
Zoetis Inc.	1,413	241,482
Zoom Video Communications Inc., Class A(a)	805	69,987
Zscaler Inc.(a)	280	56,725
		163,181,397
Total Common Stocks — 99.7% (Cost: $190,182,582)		209,623,090
Preferred Stocks
Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	175	13,297
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	336	21,393
Henkel AG & Co. KGaA, Preference Shares, NVS	544	47,529
Porsche Automobil Holding SE, Preference Shares, NVS	475	18,772
Sartorius AG, Preference Shares, NVS	80	23,086
Volkswagen AG, Preference Shares, NVS	630	64,239
		188,316
Total Preferred Stocks — 0.1% (Cost: $369,541)		188,316
Rights
Spain — 0.0%
ACS Actividades de Construccion, (Expires 02/19/25, Strike Price EUR 0.454)(a)	475	235
Total Rights — 0.0% (Cost: $225)		235
Security	Shares	Value
Warrants
Canada — 0.0%
Constellation Software Inc. (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(e)	72	$—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.8% (Cost: $190,552,348)		209,811,641
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(d)(f)(g)	1,058,118	1,058,647
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(d)(f)	270,000	270,000
Total Short-Term Securities — 0.6% (Cost: $1,328,687)		1,328,647
Total Investments — 100.4% (Cost: $191,881,035)		211,140,288
Liabilities in Excess of Other Assets — (0.4)%		(764,358)
Net Assets — 100.0%		$210,375,930

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$774,793	$283,921 (a)	$—	$154	$(221)	$1,058,647	1,058,118	$1,728 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	240,000	30,000 (a)	—	—	—	270,000	270,000	7,442	—
BlackRock Inc.	535,542	—	(153,450)	19,883	87,377	489,352	455	5,436	—
				$20,037	$87,156	$1,817,999		$14,606	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
72

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI Kokusai ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	3	03/21/25	$164	$9,202
S&P 500 E-Mini Index	1	03/21/25	303	(3,456)
				$5,746
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$9,202	$—	$—	$—	$9,202
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$3,456	$—	$—	$—	$3,456

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$27,091	$—	$—	$—	$27,091
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$6,099	$—	$—	$—	$6,099
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$429,726
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$171,198,368	$38,424,722	$—	$209,623,090
Preferred Stocks	47,529	140,787	—	188,316
73
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® MSCI Kokusai ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Long-Term Investments (continued)
Rights	$235	$—	$—	$235
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	1,328,647	—	—	1,328,647
	$172,574,779	$38,565,509	$—	$211,140,288
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$9,202	$—	$9,202
Liabilities
Equity Contracts	(3,456)	—	—	(3,456)
	$(3,456)	$9,202	$—	$5,746

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
74

Statements of Assets and Liabilities (unaudited)
January 31, 2025

	iShares MSCI ACWI ETF	iShares MSCI ACWI Low Carbon Target ETF	iShares MSCI All Country Asia ex Japan ETF	iShares MSCI Europe Financials ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$19,506,190,230	$983,756,836	$2,482,540,210	$1,993,595,116
Investments, at value—affiliated(c)	166,746,239	8,968,025	35,538,092	1,170,000
Cash	349,642	175,251	146,077	4,549
Cash pledged for futures contracts	2,076,000	114,000	350,000	—
Foreign currency collateral pledged for futures contracts(d)	—	—	—	719,364
Foreign currency, at value(e)	25,841,198	751,264	3,967,293	4,543,054
Receivables:
Investments sold	5,237,431	156,780	90,113	554,878
Securities lending income—affiliated	45,976	2,746	20,210	1,272
Capital shares sold	—	—	—	302,478
Dividends—unaffiliated	12,090,962	625,743	1,859,083	—
Dividends—affiliated	96,250	5,159	93,011	1,947
Tax reclaims	5,716,429	283,546	—	6,926,668
Foreign withholding tax claims	198,734	13,843	—	—
Total assets	19,724,589,091	994,853,193	2,524,604,089	2,007,819,326
LIABILITIES
Collateral on securities loaned, at value	95,148,220	5,268,351	12,491,008	—
Payables:
Investments purchased	444	—	869,247	1,195,696
Capital shares redeemed	5,195,253	145,886	—	—
Deferred foreign capital gain tax	15,416,317	487,804	19,393,894	—
Foreign taxes	134,352	—	—	—
Investment advisory fees	5,247,307	166,266	1,432,680	759,752
Professional fees	21,125	8,317	—	19,608
Variation margin on futures contracts	296,680	20,510	84,813	46,757
Total liabilities	121,459,698	6,097,134	34,271,642	2,021,813
Commitments and contingent liabilities
NET ASSETS	$19,603,129,393	$988,756,059	$2,490,332,447	$2,005,797,513
NET ASSETS CONSIST OF
Paid-in capital	$15,105,048,635	$813,086,072	$3,066,116,966	$1,963,162,407
Accumulated earnings (loss)	4,498,080,758	175,669,987	(575,784,519)	42,635,106
NET ASSETS	$19,603,129,393	$988,756,059	$2,490,332,447	$2,005,797,513
NET ASSET VALUE
Shares outstanding	161,600,000	4,950,000	34,200,000	79,550,000
Net asset value	$121.31	$199.75	$72.82	$25.21
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$13,673,599,926	$740,605,381	$2,184,961,545	$1,735,920,527
(b) Securities loaned, at value	$91,344,145	$5,102,025	$11,547,641	$—
(c) Investments, at cost—affiliated	$151,794,246	$8,493,340	$35,538,092	$1,170,000
(d) Foreign currency collateral pledged, at cost	$—	$—	$—	$749,073
(e) Foreign currency, at cost	$26,349,560	$748,714	$3,972,255	$4,532,150
See notes to financial statements.
75
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)(continued)
January 31, 2025

	iShares MSCI Europe Small-Cap ETF	iShares MSCI Kokusai ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$87,752,813	$209,322,289
Investments, at value—affiliated(c)	3,980,945	1,817,999
Cash	18,462	10,012
Cash pledged for futures contracts	—	17,000
Foreign currency collateral pledged for futures contracts(d)	46,001	12,448
Foreign currency, at value(e)	459,738	170,247
Receivables:
Investments sold	672,919	—
Securities lending income—affiliated	5,255	243
Capital shares sold	164,363	—
Dividends—unaffiliated	71,716	109,196
Dividends—affiliated	75	1,048
Tax reclaims	279,746	48,663
Foreign withholding tax claims	—	3,988
Total assets	93,452,033	211,513,133
LIABILITIES
Collateral on securities loaned, at value	3,963,518	1,065,317
Payables:
Investments purchased	12,671	25,426
Investment advisory fees	29,133	43,900
Professional fees	5,461	—
Variation margin on futures contracts	7,224	2,560
Total liabilities	4,018,007	1,137,203
Commitments and contingent liabilities
NET ASSETS	$89,434,026	$210,375,930
NET ASSETS CONSIST OF
Paid-in capital	$145,345,670	$203,670,171
Accumulated earnings (loss)	(55,911,644)	6,705,759
NET ASSETS	$89,434,026	$210,375,930
NET ASSET VALUE
Shares outstanding	1,600,000	1,750,000
Net asset value	$55.90	$120.21
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$117,599,419	$190,152,476
(b) Securities loaned, at value	$3,758,803	$1,028,137
(c) Investments, at cost—affiliated	$3,980,527	$1,728,559
(d) Foreign currency collateral pledged, at cost	$47,821	$13,500
(e) Foreign currency, at cost	$460,446	$169,380
See notes to financial statements.
Statements of Assets and Liabilities
76

Statements of Operations (unaudited)
Six Months Ended January 31, 2025

	iShares MSCI ACWI ETF	iShares MSCI ACWI Low Carbon Target ETF	iShares MSCI All Country Asia ex Japan ETF	iShares MSCI Europe Financials ETF
INVESTMENT INCOME
Dividends—unaffiliated	$153,465,920	$7,870,648	$22,084,378	$20,944,763
Dividends—affiliated	842,436	54,175	650,576	14,773
Interest—unaffiliated	66,562	3,687	29,093	21,460
Securities lending income—affiliated—net	263,728	12,296	134,084	1,870
Other income—unaffiliated	56,804	5,459	—	31,636
Foreign taxes withheld	(6,038,584)	(323,797)	(2,620,602)	(1,929,916)
Foreign withholding tax claims	2,379,322	114,004	—	1,495,854
Total investment income	151,036,188	7,736,472	20,277,529	20,580,440
EXPENSES
Investment advisory	30,505,971	993,133	8,981,580	4,664,471
Professional	236,147	8,720	—	163,704
Commitment costs	20,218	2,098	20,218	—
Interest expense	9,789	1,753	—	—
Total expenses	30,772,125	1,005,704	9,001,798	4,828,175
Less:
Investment advisory fees waived	—	—	(401,271)	—
Total expenses after fees waived	30,772,125	1,005,704	8,600,527	4,828,175
Net investment income	120,264,063	6,730,768	11,677,002	15,752,265
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	(101,246,322)	10,145,141	(31,748,821)	(6,378,481)
Investments—affiliated	31,260	3,288	16,334	8
Foreign currency transactions	(998,938)	(73,788)	(89,200)	(278,965)
Futures contracts	2,752,682	89,074	(15,592)	245,945
In-kind redemptions—unaffiliated(b)	93,481,463	16,072,827	(2,947,860)	41,118,068
In-kind redemptions—affiliated(b)	217,831	31,132	—	—
	(5,762,024)	26,267,674	(34,785,139)	34,706,575
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	1,206,612,848	43,356,219	62,014,293	129,863,649
Investments—affiliated	7,021,007	320,296	(13,181)	—
Foreign currency translations	(675,691)	(11,048)	13,386	(224,224)
Futures contracts	15,213	4,210	164,472	388,691
	1,212,973,377	43,669,677	62,178,970	130,028,116
Net realized and unrealized gain	1,207,211,353	69,937,351	27,393,831	164,734,691
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,327,475,416	$76,668,119	$39,070,833	$180,486,956
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(297,198)	$(155,993)	$(1,312,172)	$—
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of reduction in deferred foreign capital gain tax of	$6,173,226	$677,864	$10,358,563	$—
See notes to financial statements.
77
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)(continued)
Six Months Ended January 31, 2025

	iShares MSCI Europe Small-Cap ETF	iShares MSCI Kokusai ETF
INVESTMENT INCOME
Dividends—unaffiliated	$896,969	$1,784,111
Dividends—affiliated	822	12,878
Interest—unaffiliated	1,385	1,038
Securities lending income—affiliated—net	31,489	1,728
Other income—unaffiliated	1,308	—
Foreign taxes withheld	(70,437)	(41,512)
Foreign withholding tax claims	12,844	29,021
Total investment income	874,380	1,787,264
EXPENSES
Investment advisory	191,435	297,057
Professional	8,452	2,503
Total expenses	199,887	299,560
Net investment income	674,493	1,487,704
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(1,029,957)	(769,335)
Investments—affiliated	933	154
Foreign currency transactions	(11,006)	(6,098)
Futures contracts	12,447	27,091
In-kind redemptions—unaffiliated(a)	(986,446)	17,468,806
In-kind redemptions—affiliated(a)	—	19,883
	(2,014,029)	16,740,501
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(3,248,918)	1,544,986
Investments—affiliated	(620)	87,156
Foreign currency translations	(11,901)	(2,241)
Futures contracts	20,412	6,099
	(3,241,027)	1,636,000
Net realized and unrealized gain (loss)	(5,255,056)	18,376,501
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,580,563)	$19,864,205
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
78

Statements of Changes in Net Assets

	iShares MSCI ACWI ETF		iShares MSCI ACWI Low Carbon Target ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$120,264,063	$312,228,379	$6,730,768	$16,149,223
Net realized gain (loss)	(5,762,024)	1,126,765,686	26,267,674	12,784,241
Net change in unrealized appreciation (depreciation)	1,212,973,377	1,478,948,998	43,669,677	119,156,461
Net increase in net assets resulting from operations	1,327,475,416	2,917,943,063	76,668,119	148,089,925
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(172,937,153)(b)	(334,829,881)	(11,314,320)(b)	(17,307,311)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	228,798,094	(2,792,450,541)	(39,347,156)	(65,241,178)
NET ASSETS
Total increase (decrease) in net assets	1,383,336,357	(209,337,359)	26,006,643	65,541,436
Beginning of period	18,219,793,036	18,429,130,395	962,749,416	897,207,980
End of period	$19,603,129,393	$18,219,793,036	$988,756,059	$962,749,416

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
79
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares MSCI All Country Asia ex Japan ETF		iShares MSCI Europe Financials ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$11,677,002	$41,001,403	$15,752,265	$63,510,881
Net realized gain (loss)	(34,785,139)	(64,207,199)	34,706,575	14,858,283
Net change in unrealized appreciation (depreciation)	62,178,970	81,231,014	130,028,116	169,426,211
Net increase in net assets resulting from operations	39,070,833	58,025,218	180,486,956	247,795,375
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(36,724,405)(b)	(49,412,364)	(37,561,398)(b)	(72,839,498)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	129,610,238	(560,432,173)	(135,485,337)	262,848,542
NET ASSETS
Total increase (decrease) in net assets	131,956,666	(551,819,319)	7,440,221	437,804,419
Beginning of period	2,358,375,781	2,910,195,100	1,998,357,292	1,560,552,873
End of period	$2,490,332,447	$2,358,375,781	$2,005,797,513	$1,998,357,292

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
80

Statements of Changes in Net Assets(continued)

	iShares MSCI Europe Small-Cap ETF		iShares MSCI Kokusai ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$674,493	$3,102,169	$1,487,704	$3,849,211
Net realized gain (loss)	(2,014,029)	(5,786,894)	16,740,501	2,560,329
Net change in unrealized appreciation (depreciation)	(3,241,027)	13,911,582	1,636,000	28,258,002
Net increase (decrease) in net assets resulting from operations	(4,580,563)	11,226,857	19,864,205	34,667,542
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(905,500)(b)	(3,372,535)	(1,737,201)(b)	(3,767,810)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(5,304,575)	(36,261,715)	(70,197,700)	30,967,918
NET ASSETS
Total increase (decrease) in net assets	(10,790,638)	(28,407,393)	(52,070,696)	61,867,650
Beginning of period	100,224,664	128,632,057	262,446,626	200,578,976
End of period	$89,434,026	$100,224,664	$210,375,930	$262,446,626

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
81
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI ACWI ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of period	$114.16	$99.29	$89.65	$101.96	$77.73	$73.94
Net investment income(a)	0.74 (b)	1.75 (b)	1.72 (b)	1.72 (b)	1.42	1.48
Net realized and unrealized gain (loss)(c)	7.48	15.02	9.55	(12.09)	24.22	3.87
Net increase (decrease) from investment operations	8.22	16.77	11.27	(10.37)	25.64	5.35
Distributions from net investment income(d)	(1.07)(e)	(1.90)	(1.63)	(1.94)	(1.41)	(1.56)
Net asset value, end of period	$121.31	$114.16	$99.29	$89.65	$101.96	$77.73
Total Return(f)
Based on net asset value	7.20%(b)(g)	17.06%(b)	12.75%(b)	(10.30)%(b)	33.14%	7.29%
Ratios to Average Net Assets(h)
Total expenses	0.32%(i)	0.32%	0.32%	0.32%	0.32%	0.32%
Total expenses after fees waived	0.32%(i)	0.32%	0.32%	0.32%	0.31%	0.31%
Net investment income	1.25%(b)(i)	1.70%(b)	1.93%(b)	1.77%(b)	1.55%	2.01%
Supplemental Data
Net assets, end of period (000)	$19,603,129	$18,219,793	$18,429,130	$18,127,377	$16,965,824	$12,033,016
Portfolio turnover rate(j)	1%	4%	5%	5%	6%	16%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the  six months ended January 31,
2025 , for the year ended July 31, 2024 , July 31,2023 and July 31, 2022 respectively:
• Net investment income per share by $0.01, $0.03, $0.01 and $0.02.
• Total return by 0.01%, 0.03%, 0.01% and 0.02%.
• Ratio of net investment income to average net assets by 0.02%, 0.03%, 0.01% and 0.02%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
82

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI ACWI Low Carbon Target ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of period	$186.94	$161.66	$146.34	$167.23	$127.09	$120.26
Net investment income(a)	1.33 (b)	3.04 (b)	2.86 (b)	2.83	2.49	2.49
Net realized and unrealized gain (loss)(c)	13.74	25.57	15.18	(20.67)	39.88	6.91
Net increase (decrease) from investment operations	15.07	28.61	18.04	(17.84)	42.37	9.40
Distributions from net investment income(d)	(2.26)(e)	(3.33)	(2.72)	(3.05)	(2.23)	(2.57)
Net asset value, end of period	$199.75	$186.94	$161.66	$146.34	$167.23	$127.09
Total Return(f)
Based on net asset value	8.07%(b)(g)	17.91%(b)	12.50%(b)	(10.78)%	33.48%	7.88%
Ratios to Average Net Assets(h)
Total expenses	0.20%(i)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	1.36%(b)(i)	1.81%(b)	1.97%(b)	1.76%	1.64%	2.07%
Supplemental Data
Net assets, end of period (000)	$988,756	$962,749	$897,208	$907,313	$861,219	$432,095
Portfolio turnover rate(j)	11%	24%	19%	20%	12%	15%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31,
2025, for the year ended July 31, 2024 and July 31, 2023 respectively:
• Net investment income per share by $0.02, $0.01 and $0.01.
• Total return by 0.02%,0.01% and 0.00%.
• Ratio of net investment income to average net assets by 0.02%, 0.01% and 0.00%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
83
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI All Country Asia ex Japan ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22(a)	Year Ended 07/31/21(a)	Year Ended 07/31/20(a)
Net asset value, beginning of period	$72.34	$70.64	$68.05	$87.65	$75.15	$68.54
Net investment income(b)	0.35	1.13	1.19	1.19	1.00	1.20
Net realized and unrealized gain (loss)(c)	1.20	1.94	2.58	(18.91)	12.46	6.61
Net increase (decrease) from investment operations	1.55	3.07	3.77	(17.72)	13.46	7.81
Distributions from net investment income(d)	(1.07)(e)	(1.37)	(1.18)	(1.88)	(0.96)	(1.20)
Net asset value, end of period	$72.82	$72.34	$70.64	$68.05	$87.65	$75.15
Total Return(f)
Based on net asset value	2.12%(g)	4.60%	5.64%	(20.51)%	17.88%	11.52%
Ratios to Average Net Assets(h)
Total expenses	0.72%(i)	0.72%	0.70%	0.69%	0.69%	0.70%
Total expenses after fees waived	0.69%(i)	0.71%	0.70%	0.69%	0.69%	0.70%
Net investment income	0.94%(i)	1.69%	1.80%	1.49%	1.12%	1.75%
Supplemental Data
Net assets, end of period (000)	$2,490,332	$2,358,376	$2,910,195	$3,348,191	$5,574,503	$4,043,280
Portfolio turnover rate(j)	5%	11%	15%	20%	31%	23%
(a) Consolidated Financial Highlights.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
84

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Europe Financials ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of period	$23.32	$20.12	$15.91	$19.64	$14.48	$17.53
Net investment income(a)	0.20 (b)	0.95	0.86 (b)	0.86 (b)	0.48	0.31
Net realized and unrealized gain (loss)(c)	2.17	3.34	4.15	(3.51)	5.17	(3.01)
Net increase (decrease) from investment operations	2.37	4.29	5.01	(2.65)	5.65	(2.70)
Distributions(d)
From net investment income	(0.48)(e)	(1.09)	(0.80)	(1.07)	(0.49)	(0.35)
Return of capital	—	—	—	(0.01)	—	—
Total distributions	(0.48)	(1.09)	(0.80)	(1.08)	(0.49)	(0.35)
Net asset value, end of period	$25.21	$23.32	$20.12	$15.91	$19.64	$14.48
Total Return(f)
Based on net asset value	10.31%(b)(g)	21.74%	31.94%(b)	(13.92)%(b)	38.98%	(15.62)%
Ratios to Average Net Assets(h)
Total expenses	0.49%(i)(j)	0.48%	0.51%	0.49%	0.48%	0.48%
Total expenses excluding professional fees for foreign withholding tax claims	0.48%(i)	0.48%	0.48%	0.48%	0.48%	N/A
Net investment income	1.62%(b)(i)	4.50%	4.80%(b)	4.51%(b)	2.68%	1.90%
Supplemental Data
Net assets, end of period (000)	$2,005,798	$1,998,357	$1,560,553	$972,153	$1,546,012	$718,923
Portfolio turnover rate(k)	2%	5%	12%	7%	4%	5%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31,2025, for the year ended July 31, 2023 and July 31, 2022 respectively:
• Net investment income per share by $0.02, $0.05 and $0.01.
• Total return by 0.08%, 0.30% and 0.07%.
• Ratio of net investment income to average net assets by 0.14%, 0.26% and 0.05%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Professional fees were not annualized in the calculation of the expense ratio. If this expense was annualized, the total expense would have been 0.50%.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
85
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Europe Small-Cap ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of period	$58.96	$54.74	$51.99	$71.59	$49.62	$49.09
Net investment income(a)	0.40 (b)	1.50 (b)	1.59 (b)	1.15 (b)	1.25	0.81
Net realized and unrealized gain (loss)(c)	(2.91)	4.52	2.53	(18.54)	21.87	0.68
Net increase (decrease) from investment operations	(2.51)	6.02	4.12	(17.39)	23.12	1.49
Distributions from net investment income(d)	(0.55)(e)	(1.80)	(1.37)	(2.21)	(1.15)	(0.96)
Net asset value, end of period	$55.90	$58.96	$54.74	$51.99	$71.59	$49.62
Total Return(f)
Based on net asset value	(4.23)%(b)(g)	11.18%(b)	8.07%(b)	(24.65)%(b)	46.76%	2.98%
Ratios to Average Net Assets(h)
Total expenses	0.41%(i)(j)	0.41%	0.42%	0.40%	0.40%	0.40%
Total expenses excluding professional fees for foreign withholding tax claims	0.40%(i)	0.40%	0.40%	0.40%	N/A	N/A
Net investment income	1.41%(b)(i)	2.78%(b)	3.11%(b)	1.74%(b)	1.98%	1.67%
Supplemental Data
Net assets, end of period (000)	$89,434	$100,225	$128,632	$109,177	$443,861	$124,046
Portfolio turnover rate(k)	9%	16%	13%	16%	14%	20%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31,2025, for the year ended July 31, 2024 , July 31,2023 and July 31, 2022 respectively:
• Net investment income per share by $0.00, $0.03, $0.07 and $0.01.
• Total return by 0.01%, 0.06%, 0.13% and 0.02%.
• Ratio of net investment income to average net assets by 0.01%, 0.05%, 0.13% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Professional fees were not annualized in the calculation of the expense ratio. If this expense was annualized, the total expense would have been 0.42%.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
86

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Kokusai ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of period	$111.68	$95.51	$85.77	$96.92	$72.42	$68.33
Net investment income(a)	0.73 (b)	1.97 (b)	1.60 (b)	1.32 (b)	1.31	1.32
Net realized and unrealized gain (loss)(c)	8.79	16.18	9.80	(9.44)	24.61	4.06
Net increase (decrease) from investment operations	9.52	18.15	11.40	(8.12)	25.92	5.38
Distributions from net investment income(d)	(0.99)(e)	(1.98)	(1.66)	(3.03)	(1.42)	(1.29)
Net asset value, end of period	$120.21	$111.68	$95.51	$85.77	$96.92	$72.42
Total Return(f)
Based on net asset value	8.54%(b)(g)	19.20%(b)	13.50%(b)	(8.46)%(b)	36.01%	7.94%
Ratios to Average Net Assets(h)
Total expenses	0.25%(i)	0.28%	0.26%	0.25%	0.25%	0.25%
Total expenses excluding professional fees for foreign withholding tax claims	0.25%(i)	0.25%	0.25%	0.25%	0.25%	N/A
Net investment income	1.25%(b)(i)	1.97%(b)	1.87%(b)	1.39%(b)	1.53%	1.93%
Supplemental Data
Net assets, end of period (000)	$210,376	$262,447	$200,579	$167,244	$484,592	$152,085
Portfolio turnover rate(j)	1%	4%	3%	9%	3%	4%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31,2025, for the year ended July 31, 2024 , July 31,2023 and July 31, 2022 respectively:
• Net investment income per share by $0.01, $0.22, $0.07 and $0.03.
• Total return by 0.02%, 0.19%, 0.08% and 0.08%.
• Ratio of net investment income to average net assets by 0.02%, 0.22%, 0.08% and 0.04%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
87
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI ACWI	Diversified
MSCI ACWI Low Carbon Target	Diversified
MSCI All Country Asia ex Japan	Diversified
MSCI Europe Financials	Diversified
MSCI Europe Small-Cap	Diversified
MSCI Kokusai	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Notes to Financial Statements
88

Notes to Financial Statements (unaudited) (continued)
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
89
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Notes to Financial Statements
90

Notes to Financial Statements (unaudited) (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI ACWI
Barclays Bank PLC	$672,650	$(672,650)	$—	$—
Barclays Capital, Inc.	376,353	(376,353)	—	—
BNP Paribas SA	5,916,759	(5,916,759)	—	—
BofA Securities, Inc.	12,678,561	(12,678,561)	—	—
Citigroup Global Markets, Inc.	769,277	(769,277)	—	—
Goldman Sachs & Co. LLC	13,453,483	(13,453,483)	—	—
J.P. Morgan Securities LLC	13,015,472	(13,015,472)	—	—
J.P. Morgan Securities PLC	201,309	(201,309)	—	—
Jefferies LLC	1,020,654	(1,020,654)	—	—
Macquarie Bank Ltd.	169,374	(169,374)	—	—
Morgan Stanley	15,548,950	(15,548,950)	—	—
Natixis Securities Americas LLC	22,382	(22,382)	—	—
Nomura Securities International, Inc.	324,437	(324,437)	—	—
RBC Capital Markets LLC	76,821	(76,821)	—	—
SG Americas Securities LLC	5,435,630	(5,435,630)	—	—
State Street Bank & Trust Co.	6,905,010	(6,905,010)	—	—
UBS AG	2,685,211	(2,684,434)	—	777(b)
Virtu Americas LLC	1,930,516	(1,930,516)	—	—
Wells Fargo Bank N.A.	7,679,886	(7,679,886)	—	—
Wells Fargo Securities LLC	2,461,410	(2,461,410)	—	—
	$91,344,145	$(91,343,368)	$—	$777
MSCI ACWI Low Carbon Target
Barclays Bank PLC	$293,288	$(293,288)	$—	$—
BNP Paribas SA	220,469	(220,469)	—	—
Citigroup Global Markets, Inc.	212,215	(212,215)	—	—
Goldman Sachs & Co. LLC	735,862	(735,862)	—	—
J.P. Morgan Securities LLC	334,143	(334,143)	—	—
J.P. Morgan Securities PLC	62,454	(62,454)	—	—
Morgan Stanley	375,310	(375,310)	—	—
SG Americas Securities LLC	2,103,678	(2,103,678)	—	—
State Street Bank & Trust Co.	256,584	(256,584)	—	—
Wells Fargo Bank N.A.	409,814	(409,814)	—	—
Wells Fargo Securities LLC	98,208	(98,208)	—	—
	$5,102,025	$(5,102,025)	$—	$—
MSCI All Country Asia ex Japan
Barclays Capital, Inc.	$748,933	$(748,933)	$—	$—
BofA Securities, Inc.	345,160	(345,160)	—	—
Citigroup Global Markets, Inc.	1,656,402	(1,656,402)	—	—
Goldman Sachs & Co. LLC	1,342,202	(1,342,202)	—	—
J.P. Morgan Securities LLC	1,723,896	(1,723,896)	—	—
Morgan Stanley	5,037,152	(5,037,152)	—	—
SG Americas Securities LLC	632,040	(632,040)	—	—
State Street Bank & Trust Co.	61,856	(61,856)	—	—
	$11,547,641	$(11,547,641)	$—	$—
MSCI Europe Small-Cap
Barclays Capital, Inc.	$89,972	$(89,972)	$—	$—
BNP Paribas SA	55,506	(55,506)	—	—
BofA Securities, Inc.	216,987	(216,987)	—	—
Goldman Sachs & Co. LLC	1,723,831	(1,723,831)	—	—
J.P. Morgan Securities LLC	373,317	(373,317)	—	—
Jefferies LLC	4,281	(4,281)	—	—
Morgan Stanley	1,213,596	(1,213,596)	—	—
UBS AG	79,219	(79,219)	—	—
UBS Securities LLC	—	—	—	—
Wells Fargo Securities LLC	2,094	(2,094)	—	—
	$3,758,803	$(3,758,803)	$—	$—
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Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Kokusai
BNP Paribas SA	$22,608	$(22,608)	$—	$—
BofA Securities, Inc.	53,161	(53,161)	—	—
Citigroup Global Markets, Inc.	19,441	(19,441)	—	—
Goldman Sachs & Co. LLC	942	(942)	—	—
J.P. Morgan Securities LLC	298,811	(298,811)	—	—
Jefferies LLC	36,050	(36,050)	—	—
Morgan Stanley	26,105	(26,105)	—	—
SG Americas Securities LLC	330,182	(330,182)	—	—
UBS AG	15,861	(15,861)	—	—
Wells Fargo Bank N.A.	224,976	(224,976)	—	—
	$1,028,137	$(1,028,137)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of January 31, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the iShares MSCI ACWI ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $30 billion	0.350%
Over $30 billion, up to and including $60 billion	0.320
Over $60 billion, up to and including $90 billion	0.280
Over $90 billion, up to and including $120 billion	0.252
Over $120 billion, up to and including $150 billion	0.227
Over $150 billion	0.204
Notes to Financial Statements
92

Notes to Financial Statements (unaudited) (continued)
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
MSCI ACWI Low Carbon Target	0.20%
MSCI Europe Financials	0.48
MSCI Europe Small-Cap	0.40
MSCI Kokusai	0.25
For its investment advisory services to the iShares MSCI All Country Asia ex Japan ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $14 billion	0.75%
Over $14 billion, up to and including $28 billion	0.68
Over $28 billion, up to and including $42 billion	0.61
Over $42 billion, up to and including $56 billion	0.54
Over $56 billion, up to and including $70 billion	0.47
Over $70 billion, up to and including $84 billion	0.41
Over $84 billion	0.35
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”).  The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For each of the iShares MSCI ACWI and iShares MSCI All Country Asia ex Japan ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for the Funds through November 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.
For six months ended January 31, 2025, there were no fees waived by BFA pursuant to these arrangements.
BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any).  For the iShares MSCI All Country Asia ex Japan ETF, BFA has elected to implement a voluntary fee waiver in order to limit the Fund’s total annual operating expenses after fee waiver to 0.69% and currently intends to keep such voluntary fee waiver for the Fund in place through November 28, 2025.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
MSCI All Country Asia ex Japan	$401,271
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
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Notes to Financial Statements (unaudited) (continued)
Pursuant to the current securities lending agreement, the iShares MSCI Kokusai ETF (the “Group 1 Fund”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, each of iShares MSCI ACWI ETF, iShares MSCI ACWI Low Carbon Target ETF, iShares MSCI All Country Asia ex Japan ETF, iShares MSCI Europe Financials ETF and iShares MSCI Europe Small-Cap ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a given calendar year exceeds a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025,  commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold: the Group 1 Fund, pursuant to the securities lending agreement, retained  for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI ACWI	$80,242
MSCI ACWI Low Carbon Target	3,789
MSCI All Country Asia ex Japan	33,007
MSCI Europe Financials	563
MSCI Europe Small-Cap	7,658
MSCI Kokusai	682
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended January 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI ACWI	$22,911,542	$58,003,923	$(22,447,754)
MSCI ACWI Low Carbon Target	43,402,503	42,803,944	6,041,227
MSCI All Country Asia ex Japan	1,494,928	5,336,674	(4,579,737)
MSCI Europe Financials	10,405,891	4,231,074	(866,738)
MSCI Europe Small-Cap	1,222,065	2,889,154	1,376,688
MSCI Kokusai	415,163	590,092	(174,943)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended January 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI ACWI	$248,222,769	$199,328,315
MSCI ACWI Low Carbon Target	105,625,773	114,140,366
MSCI All Country Asia ex Japan	219,417,026	115,367,621
MSCI Europe Financials	44,742,041	70,117,050
MSCI Europe Small-Cap	8,089,978	8,212,163
MSCI Kokusai	3,033,654	4,051,760
Notes to Financial Statements
94

Notes to Financial Statements (unaudited) (continued)
For the six months ended January 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI ACWI	$280,127,674	$183,994,995
MSCI ACWI Low Carbon Target	—	35,174,459
MSCI All Country Asia ex Japan	15,919,519	10,057,934
MSCI Europe Financials	64,331,748	197,117,686
MSCI Europe Small-Cap	8,309,806	13,578,512
MSCI Kokusai	—	69,472,337
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of July 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
MSCI ACWI	$(1,229,458,403)
MSCI ACWI Low Carbon Target	(89,043,142)
MSCI All Country Asia ex Japan	(889,842,681)
MSCI Europe Financials	(218,142,185)
MSCI Europe Small-Cap	(22,424,410)
MSCI Kokusai	(28,937,555)
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of January 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI ACWI	$13,936,855,586	$6,981,489,555	$(1,245,217,872)	$5,736,271,683
MSCI ACWI Low Carbon Target	754,678,844	286,818,398	(48,760,522)	238,057,876
MSCI All Country Asia ex Japan	2,149,336,769	744,516,566	(375,611,122)	368,905,444
MSCI Europe Financials	1,767,870,813	320,718,292	(93,382,605)	227,335,687
MSCI Europe Small-Cap	123,480,885	6,507,802	(38,229,612)	(31,721,810)
MSCI Kokusai	192,367,138	41,580,434	(22,801,538)	18,778,896
9. LINE OF CREDIT
The iShares MSCI ACWI, iShares MSCI ACWI Low Carbon Target and iShares MSCI All Country Asia ex Japan ETFs, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended January 31, 2025, the iShares MSCI All Country Asia ex Japan ETF did not borrow under the Syndicated Credit Agreement.
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2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
For the six months ended January 31, 2025, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:
iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
MSCI ACWI	$12,000,000	$260,870	6.42%
MSCI ACWI Low Carbon Target	4,000,000	43,478	5.68
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The iShares MSCI All Country Asia ex Japan ETF invests in A-shares (i.e., equity securities of companies based in the People’s Republic of China (“China” or “PRC”) that trade on the Shanghai Stock Exchange and Shenzhen Stock Exchange) primarily through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (together, “Stock Connect”). Investing in A-shares through Stock Connect is subject to trading, clearance and settlement procedures, which could pose risks to the Fund. Trading through Stock Connect is subject to a daily quota, which limits the maximum net purchases under Stock Connect each day. The daily quota may restrict the Fund’s ability to invest in A-shares on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Additionally, the Fund may be subject to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. The A-shares market has a higher propensity for trading suspensions than many other global equity markets.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer
Notes to Financial Statements
96

Notes to Financial Statements (unaudited) (continued)
accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.  Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.
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2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 01/31/25		Year Ended 07/31/24
iShares ETF	Shares	Amount	Shares	Amount
MSCI ACWI
Shares sold	3,600,000	$422,620,365	2,200,000	$226,174,160
Shares redeemed	(1,600,000)	(193,822,271)	(28,200,000)	(3,018,624,701)
	2,000,000	$228,798,094	(26,000,000)	$(2,792,450,541)
MSCI ACWI Low Carbon Target
Shares sold	—	$14,449	50,000	$9,051,108
Shares redeemed	(200,000)	(39,361,605)	(450,000)	(74,292,286)
	(200,000)	$(39,347,156)	(400,000)	$(65,241,178)
MSCI All Country Asia ex Japan
Shares sold	2,000,000	$158,055,129	1,600,000	$117,852,331
Shares redeemed	(400,000)	(28,444,891)	(10,200,000)	(678,284,504)
	1,600,000	$129,610,238	(8,600,000)	$(560,432,173)
MSCI Europe Financials
Shares sold	2,600,000	$65,503,514	29,900,000	$678,455,502
Shares redeemed	(8,750,000)	(200,988,851)	(21,750,000)	(415,606,960)
	(6,150,000)	$(135,485,337)	8,150,000	$262,848,542
MSCI Europe Small-Cap
Shares sold	150,000	$8,517,496	—	$—
Shares redeemed	(250,000)	(13,822,071)	(650,000)	(36,261,715)
	(100,000)	$(5,304,575)	(650,000)	$(36,261,715)
MSCI Kokusai
Shares sold	—	$—	600,000	$66,302,649
Shares redeemed	(600,000)	(70,197,700)	(350,000)	(35,334,731)
	(600,000)	$(70,197,700)	250,000	$30,967,918
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Notes to Financial Statements
98

Notes to Financial Statements (unaudited) (continued)
12. FOREIGN WITHHOLDING TAX CLAIMS
iShares MSCI ACWI ETF, iShares MSCI ACWI Low Carbon Target ETF and iShares MSCI Kokusai ETF have filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities.  Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Based upon the Funds' evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries' tax claim receivables and related liabilities are disclosed in the Statements of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Funds, as of January 31, 2025, are $192,029 or $0.00 per share, $13,843 or $0.00 per share and $3,988 or $0.00 per share, respectively.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which each of the iShares MSCI Europe Financials ETF  and iShares MSCI Europe Small-Cap ETF  is able to pass through to shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years' withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
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2025 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
100

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
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2025 iShares Semi-Annual Financial Statements and Additional Information

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 – Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 – Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of iShares Trust

Date: March 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date: March 24, 2025

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: March 24, 2025